UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1.	Reports to Stockholders.

Semiannual Report June 30, 2005

Not just funds, ProFundsSM

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Currency/Bond

Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

Money Market ProFund

Money Market

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Index Composition
xvii	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
19	Mid-Cap Value ProFund
22	Mid-Cap Growth ProFund
25	Small-Cap Value ProFund
30	Small-Cap Growth ProFund
33	Europe 30 ProFund
34	UltraBull ProFund
36	UltraMid-Cap ProFund
41	UltraSmall-Cap ProFund
43	UltraDow 30 ProFund
44	UltraOTC ProFund
46	UltraJapan ProFund
47	Bear ProFund
48	Short Small-Cap ProFund
49	Short OTC ProFund
50	UltraBear ProFund
51	UltraShort Mid-Cap ProFund
52	UltraShort Small-Cap ProFund
53	UltraShort Dow 30 ProFund
54	UltraShort OTC ProFund
55	Banks UltraSector ProFund
57	Basic Materials UltraSector ProFund
59	Biotechnology UltraSector ProFund
60	Consumer Goods UltraSector ProFund
62	Consumer Services UltraSector ProFund
65	Financials UltraSector ProFund
68	Health Care UltraSector ProFund
71	Industrials UltraSector ProFund
74	Internet UltraSector ProFund
75	Mobile Telecommunications UltraSector ProFund
76	Oil & Gas UltraSector ProFund
78	Pharmaceuticals UltraSector ProFund
79	Precious Metals UltraSector ProFund
80	Real Estate UltraSector ProFund
82	Semiconductor UltraSector ProFund
84	Technology UltraSector ProFund
86	Telecommunications UltraSector ProFund
87	Utilities UltraSector ProFund
88	U.S. Government Plus ProFund
89	Rising Rates Opportunity 10
90	Rising Rates Opportunity ProFund
91	Rising U.S. Dollar ProFund
92	Falling U.S. Dollar ProFund
94	Statements of Assets and Liabilities
104	Statements of Operations
114	Statements of Changes in Net Assets
134	Financial Highlights
154	Notes to Financial Statements
Scudder Cash Management Portfolio
165	Portfolio Summary
166	Schedule of Portfolio Investments
169	Statement of Assets and Liabilities
169	Statement of Operations
170	Statement of Changes in Net Assets
171	Financial Highlights
172	Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology-oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

In global markets, the U.S. dollar soared for the second straight quarter, appreciating 12.10% against the euro and 8.22% against the yen in the first half. But while many non-U.S. equity markets chalked up gains in local currency terms, the stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period—totaling nine increases since last June—yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors continue to look for innovative ways to capture market opportunities or help reduce the effects of market volatility. At ProFunds, we remain committed to providing fund strategies that help you navigate financial markets, whether they are rising, falling, or moving sideways. And when market conditions change, we provide the flexibility to adjust your investments without the commonly imposed fund exchange restrictions.

Michael L. Sapir — Chairman

To that end, we introduced three new funds in the first half of 2005. In February we launched two funds that provide broad exposure to the currency markets: Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund. Both address our clients’ growing interest in non- traditional investments. We also introduced a second inverse bond fund strategy, Rising Rates Opportunity 10 ProFund.

Looking ahead, we will continue to develop new investment tools that offer investors fresh ways to obtain exposure to various financial markets.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

i

Allocation of Portfolio Holdings & Index Composition (Unaudited)

June 30, 2005

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Futures Contracts	12%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.0%
Exxon Mobil Corp.	3.0%
Microsoft Corp.	2.1%
Citigroup, Inc.	2.0%
Pfizer, Inc.	1.6%
Top Five Total	11.7%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	13%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	1.0%
D.R. Horton, Inc.	0.8%
Murphy Oil Corp.	0.7%
Lennar Corp.	0.7%
Washington Post Co.	0.7%
Top Five Total	3.9%

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	19.97%
Consumer, Cyclical	17.52%
Financial	16.70%
Industrial	11.55%
Energy	9.51%
Technology	9.23%
Utilities	6.44%
Communications	5.21%
Basic Materials	3.53%
Diversified	0.34%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	5%
Swap Agreements	24%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	0.4%
Joy Global, Inc.	0.3%
Cimarex Energy Co.	0.3%
Laidlaw International	0.3%
The Goodyear Tire & Rubber Co.	0.3%
Top Five Total	1.6%

Russell 2000 - Composition

% of Index
Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.4%
Qualcomm, Inc.	5.2%
Intel Corp.	4.5%
Nextel Communications, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Top Five Total	24.2%

NASDAQ-100 - Composition

% of Index
Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	4.3%
Pfizer, Inc.	3.7%
Bank of America Corp.	3.3%
American International Group, Inc.	2.7%
J.P. Morgan Chase & Co.	2.2%
Top Five Total	16.2%

S&P 500/BARRA Value - Composition

% of Index
Financial	36.95%
Communications	13.78%
Consumer, Non-cyclical	9.91%
Industrial	8.54%
Energy	8.19%
Consumer, Cyclical	7.39%
Utilities	6.23%
Technology	5.17%
Basic Materials	3.84%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	NM
Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.8%
Exxon Mobil Corp.	6.8%
Microsoft Corp.	4.6%
Johnson & Johnson	3.6%
Intel Corp.	3.0%
Top Five Total	24.9%

S&P 500/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	34.42%
Technology	18.47%
Industrial	14.07%
Consumer, Cyclical	11.62%
Energy	9.42%
Communications	6.89%
Financial	2.96%
Basic Materials	1.58%
Utilities	0.57%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
D.R. Horton, Inc.	2.1%
Lennar Corp.	1.7%
Weatherford International, Ltd.	1.5%
Noble Energy, Inc.	1.2%
PacifiCare Health Systems, Inc.	1.2%
Top Five Total	7.7%

S&P MidCap 400/BARRA Value - Composition

% of Index
Financial	22.99%
Consumer, Non-cyclical	14.80%
Consumer, Cyclical	11.96%
Utilities	11.75%
Industrial	9.70%
Energy	9.67%
Technology	7.21%
Basic Materials	6.05%
Communications	5.19%
Diversified	0.68%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	2.2%
Murphy Oil Corp.	1.7%
Whole Foods Market, Inc.	1.5%
Coventry Health Care, Inc.	1.4%
Smith International, Inc.	1.3%
Top Five Total	8.0%

S&P MidCap 400/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	25.09%
Consumer, Cyclical	23.03%
Industrial	13.39%
Technology	11.23%
Financial	10.47%
Energy	9.35%
Communications	5.23%
Utilities	1.17%
Basic Materials	1.04%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
M.D.C. Holdings, Inc.	1.2%
Cimarex Energy Co.	1.2%
Standard Pacific Corp.	1.1%
New Century Financial Corp.	1.0%
Cooper Cos., Inc.	1.0%
Top Five Total	5.5%

S&P SmallCap 600/BARRA Value - Composition

% of Index
Financial	22.33%
Industrial	21.74%
Consumer, Cyclical	17.31%
Consumer, Non-cyclical	12.16%
Technology	7.39%
Utilities	7.05%
Energy	4.68%
Basic Materials	4.34%
Communications	3.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.4%
Southwestern Energy Co.	1.3%
Roper Industries, Inc.	1.2%
UGI Corp.	1.1%
Massey Energy Co.	1.1%
Top Five Total	6.1%

S&P SmallCap 600/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	24.95%
Consumer, Cyclical	23.49%
Industrial	16.15%
Technology	11.08%
Energy	10.04%
Financial	7.86%
Communications	2.63%
Utilities	2.12%
Basic Materials	1.68%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Futures Contracts	2%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BP Amoco PLC	7.2%
HSBC Holdings PLC	6.0%
Vodafone Group PLD	5.4%
Total Fina SA	5.4%
GlaxoSmithKline PLC	5.1%
Top Five Total	29.0%

ProFunds Europe 30 - Composition

% of Index
Consumer, Non-cyclical	26.87%
Energy	22.14%
Communications	14.35%
Financial	11.74%
Technology	9.01%
Industrial	7.53%
Consumer, Cyclical	6.43%
Basic Materials	1.93%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	74%
Swap Agreements	26%
Options	18%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	2.9%
Exxon Mobil Corp.	2.8%
Microsoft Corp.	1.9%
Citigroup, Inc.	1.9%
Pfizer, Inc.	1.5%
Top Five Total	11.0%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

v

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	53%
Swap Agreements	60%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	1.0%
D.R. Horton, Inc.	0.8%
Murphy Oil Corp.	0.7%
Lennar Corp.—Class A	0.7%
Washington Post Co.—Class B	0.7%
Top Five Total	3.9%

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	19.97%
Consumer, Cyclical	17.52%
Financial	16.70%
Industrial	11.55%
Energy	9.51%
Technology	9.23%
Utilities	6.44%
Communications	5.21%
Basic Materials	3.53%
Diversified	0.34%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	57%
Swap Agreements	66%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southwestern Energy Co.	0.4%
Joy Global, Inc.	0.4%
Cimarex Energy Co.	0.3%
Laidlaw International	0.3%
The Goodyear Tire & Rubber Co.	0.3%
Top Five Total	1.7%

Russell 2000 - Composition

% of Index
Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	92%
Swap Agreements	22%
Options	NM
Total Exposure	199%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Caterpillar, Inc.	6.1%
International Business Machines Corp.	4.7%
3M Co.	4.6%
Boeing Co.	4.2%
Johnson & Johnson	4.1%
Top Five Total	23.8%

Dow Jones Industrial Average - Composition

% of Index
Industrial	26.61%
Consumer, Non-cyclical	21.10%
Financial	14.40%
Consumer, Cyclical	11.11%
Technology	11.10%
Communications	6.23%
Basic Materials	5.16%
Energy	4.29%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Futures Contracts	30%
Swap Agreements	85%
Total Exposure	199%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.2%
Qualcomm, Inc.	4.4%
Intel Corp.	3.8%
Nextel Communications, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Top Five Total	20.5%

NASDAQ-100 - Composition

% of Index
Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of the related futures contracts traded in the United States. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S. traded futures contract on the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Options	155%
Futures Contracts	46%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which currently includes; options and futures contracts.

Nikkei 225 - Composition

% of Index
Industrial	28.69%
Consumer, Cyclical	21.22%
Consumer, Non-Cyclical	16.57%
Technology	10.22%
Financial	8.01%
Communications	7.67%
Basic Materials	5.87%
Energy	1.20%
Utilities	0.55%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(52)%
Swap Agreements	(49)%
Options	NM
Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(91)%
Options	NM
Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(78)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(161)%
Swap Agreements	(39)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(182)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	19.97%
Consumer, Cyclical	17.52%
Financial	16.70%
Industrial	11.55%
Energy	9.51%
Technology	9.23%
Utilities	6.44%
Communications	5.21%
Basic Materials	3.53%
Diversified	0.34%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(192)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the DJIA.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(77)%
Swap Agreements	(123)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Dow Jones Industrial Average - Composition

% of Index
Industrial	26.61%
Consumer, Non-cyclical	21.10%
Financial	14.40%
Consumer, Cyclical	11.11%
Technology	11.10%
Communications	6.23%
Basic Materials	5.16%
Energy	4.29%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(48)%
Swap Agreements	(152)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	14.6%
Bank of America Corp.	11.2%
J.P. Morgan Chase & Co.	7.6%
Wells Fargo & Co.	6.3%
Wachovia Corp.	4.8%
Top Five Total	44.6%

Dow Jones U.S. Banks - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	20.0%
The Dow Chemical Co.	19.9%
Alcoa, Inc.	10.7%
Monsanto Co.	7.9%
Newmont Mining Corp.	7.5%
Top Five Total	66.0%

Dow Jones U.S. Basic Materials - Composition

% of Index
Chemicals	61.37%
Industrial Metals	16.29%
Mining	12.39%
Forestry and Paper	9.95%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	24.9%
Genentech, Inc.	12.1%
Gilead Sciences, Inc.	6.2%
Genzyme Corp.—General Division	4.9%
Biogen Idec, Inc.	3.8%
Top Five Total	51.9%

Dow Jones U.S. Biotechnology - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

x

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	73%
Total Exposure	148%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.4%
Altria Group, Inc.	8.4%
Coca-Cola Co.	5.9%
PepsiCo, Inc.	5.8%
Gillette Co.	2.9%
Top Five Total	31.3%

Dow Jones U.S. Consumer Goods - Composition

% of Index
Household Goods	23.81%
Beverages	20.58%
Personal Goods	16.31%
Food Producers	13.74%
Tobacco	12.72%
Automobiles & Parts	7.29%
Leisure Goods	5.55%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Service Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.5%
Home Depot, Inc.	3.7%
Time Warner, Inc.	3.2%
Comcast Corp.	2.8%
Walt Disney Co.	2.2%
Top Five Total	17.5%

Dow Jones U.S. Consumer Services - Composition

% of Index
General Retailers	42.73%
Media	30.22%
Travel & Leisure	15.74%
Food & Drug Retailers	11.31%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	7.0%
Bank of America Corp.	5.4%
American International Group, Inc.	3.9%
J.P. Morgan Chase & Co.	3.7%
Wells Fargo & Co.	3.1%
Top Five Total	23.1%

Dow Jones U.S. Financials - Composition

% of Index
Banks	46.29%
General Finance	22.62%
Nonlife Insurance	16.14%
Real Estate	10.14%
Life Insurance	4.81%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	9.4%
Johnson & Johnson	8.8%
Amgen, Inc.	3.5%
Abbott Laboratories	3.5%
Merck & Co., Inc.	3.1%
Top Five Total	28.2%

Dow Jones U.S. Health Care - Composition

% of Index
Pharmaceuticals & Biotechnology	58.15%
Health Care Equipment & Services	41.85%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	78%
Total Exposure	153%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	18.3%
Tyco International, Ltd.	2.9%
3M Co.	2.6%
Boeing Co.	2.5%
United Technologies Corp.	2.4%
Top Five Total	28.6%

Dow Jones U.S. Industrials - Composition

% of Index
General Industrials	38.66%
Aerospace and Defense	14.03%
Support Services	13.31%
Industrial Transportation	10.33%
Industrial Engineering	9.18%
Electronic & Electrical Equipment	9.02%
Construction & Materials	5.47%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	8.2%
Yahoo!, Inc.	7.3%
InterActiveCorp.	7.3%
eBay, Inc.	6.8%
Amazon.com, Inc.	6.4%
Top Five Total	36.1%

Dow Jones Composite Internet - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Moblie Telecommunications Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nextel Communications, Inc.	38.5%
Alltel Corp.	20.5%
NII Holdings, Inc.	4.0%
Western Wireless Corp.	3.5%
Alamosa Holdings, Inc.	2.3%
Top Five Total	68.7%

Dow Jones U.S. Mobile Telecommunications - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	25.4%
ChevronTexaco Corp.	7.7%
ConocoPhillips	5.0%
Schlumberger, Ltd.	3.1%
Occidental Petroleum Corp.	2.1%
Top Five Total	43.3%

Dow Jones U.S. Oil and Gas - Composition

% of Index
Oil and Gas Producers	77.92%
Oil Equipment, Services & Distribution	22.08%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	21.4%
Johnson & Johnson	19.8%
Merck & Co., Inc.	7.0%
Wyeth	6.1%
Eli Lilly & Co.	5.6%
Top Five Total	59.9%

Dow Jones U.S. Pharmaceuticals - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	151%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund invests in non-equity securities, which currently includes; swap agreements.

Dow Jones Precious Metals - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.4%
Equity Office Properties Trust	3.7%
Equity Residential Properties Trust	2.9%
Vornado Realty Trust	2.6%
General Growth Properties, Inc.	2.5%
Top Five Total	16.1%

Dow Jones U.S. Real Estate - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector..

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductor Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	29.2%
Texas Instruments, Inc.	8.5%
Applied Materials, Inc.	4.8%
Analog Devices, Inc.	2.5%
Maxim Integrated Products, Inc.	2.2%
Top Five Total	47.1%

Dow Jones U.S. Semiconductor - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	77%
Total Exposure	152%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	10.2%
Intel Corp.	7.0%
Cisco Systems, Inc.	5.4%
International Business Machines Corp.	5.3%
Dell, Inc.	3.7%
Top Five Total	31.6%

Dow Jones U.S. Technology - Composition

% of Index
Technology Hardware & Equipment	60.34%
Software & Computer Services	39.66%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	19.4%
SBC Communications, Inc.	16.0%
BellSouth Corp.	9.9%
Nextel Communications, Inc.	7.2%
Sprint Corp.	6.4%
Top Five Total	58.9%

Dow Jones U.S. Telecommunications - Composition

% of Index
Fixed Line Telecommunications	81.42%
Mobile Telecommunications	18.58%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.4%
Duke Energy Corp.	4.2%
Southern Co.	4.1%
Dominion Resources, Inc.	4.0%
TXU Corp.	3.0%
Top Five Total	20.8%

Dow Jones U.S. Utilities - Composition

% of Index
Electricity	75.93%
Gas, Water & Multiutilities	24.07%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	4%
Swap Agreements	92%
U.S. Treasury Obligations	31%
Total Exposure	127%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in U.S. Treasury obligations and other instruments, which currently includes; swap agreements, futures contracts and debt securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Note.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(100)%
Options	NM
Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in financial instruments, which currently includes; swap agreements, options and futures contracts.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(124)%
Options	NM
Total Exposure	(125)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in financial instruments, which currently includes; swap agreements, options and futures contracts.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

June 30, 2005

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the U.S. Dollar Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	98%
Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in financial instruments, which currently includes; forward currency contracts.

U.S. Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Sterling Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(97)%
Total Exposure	(97)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in financial instruments, which currently includes; forward currency contracts.

U.S. Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Sterling Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure

Investment Type	% of Net Assets
Investment in Scudder Cash Management Portfolio	100%
Total Exposure	100%

The summary of the Scudder Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

PROFUNDS

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05-6/30/05	Expense Ratio During Period 1/1/05-6/30/05
Investor Class
Bull ProFund	$1,000.00	$984.00	$7.13	1.45%
Mid-Cap ProFund	1,000.00	1,030.40	7.50	1.49%
Small-Cap ProFund	1,000.00	975.30	7.93	1.62%
OTC ProFund	1,000.00	915.70	6.84	1.44%
Large-Cap Value ProFund	1,000.00	990.00	7.30	1.48%
Large-Cap Growth ProFund	1,000.00	970.50	7.96	1.63%
Mid-Cap Value ProFund	1,000.00	1,032.90	7.26	1.44%
Mid-Cap Growth ProFund	1,000.00	1,025.90	8.29	1.65%
Small-Cap Value ProFund	1,000.00	1,004.30	7.75	1.56%
Small-Cap Growth ProFund	1,000.00	1,010.50	7.53	1.51%
Europe 30 ProFund	1,000.00	985.90	7.63	1.55%
UltraBull ProFund	1,000.00	954.10	6.93	1.43%
UltraMid-Cap ProFund	1,000.00	1,048.00	7.46	1.47%
UltraSmall-Cap ProFund	1,000.00	934.80	6.86	1.43%
UltraDow 30 ProFund	1,000.00	898.20	7.25	1.54%
UltraOTC ProFund	1,000.00	823.80	6.29	1.39%
UltraJapan ProFund	1,000.00	985.80	8.17	1.66%
Bear ProFund	1,000.00	1,021.40	7.77	1.55%
Short Small-Cap ProFund	1,000.00	1,016.30	7.60	1.52%
Short OTC ProFund	1,000.00	1,090.90	8.19	1.58%
UltraBear ProFund	1,000.00	1,032.90	7.21	1.43%
UltraShort Mid-Cap ProFund	1,000.00	928.90	7.94	1.66%
UltraShort Small-Cap ProFund	1,000.00	1,013.80	7.09	1.42%
UltraShort Dow 30 ProFund	1,000.00	1,088.10	10.10	1.95%
UltraShort OTC ProFund	1,000.00	1,171.80	7.59	1.41%
Banks UltraSector ProFund	1,000.00	931.20	8.04	1.68%
Basic Materials UltraSector ProFund	1,000.00	874.20	7.81	1.68%
Biotechnology UltraSector ProFund	1,000.00	959.30	8.06	1.66%
Consumer Goods UltraSector ProFund	1,000.00	967.30	8.39	1.72%
Consumer Services UltraSector ProFund	1,000.00	926.00	8.26	1.73%
Financials UltraSector ProFund	1,000.00	951.30	8.13	1.68%
Health Care UltraSector ProFund	1,000.00	1,043.70	8.26	1.63%
Industrials UltraSector ProFund	1,000.00	913.10	7.97	1.68%
Internet UltraSector ProFund	1,000.00	838.20	6.84	1.50%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,133.90	7.78	1.47%
Oil & Gas UltraSector ProFund	1,000.00	1,286.00	7.99	1.41%
Pharmaceuticals UltraSector ProFund	1,000.00	1,001.00	8.29	1.67%
Precious Metals UltraSector ProFund	1,000.00	891.60	6.89	1.47%
Real Estate UltraSector ProFund	1,000.00	1,054.10	8.61	1.69%
Semiconductor UltraSector ProFund	1,000.00	1,015.50	7.95	1.59%
Technology UltraSector ProFund	1,000.00	901.60	7.92	1.68%
Telecommunications UltraSector ProFund	1,000.00	919.40	8.00	1.68%
Utilities UltraSector ProFund	1,000.00	1,198.80	8.72	1.60%
U.S. Government Plus ProFund	1,000.00	1,141.00	6.74	1.27%
Rising Rates Opportunity 10 ProFund**	1,000.00	964.70	8.38	1.82%
Rising Rates Opportunity ProFund	1,000.00	874.80	6.60	1.42%
Rising U.S. Dollar ProFund***	1,000.00	1,066.70	4.78	1.27%
Falling U.S. Dollar ProFund***	1,000.00	938.70	6.82	1.93%
Money Market ProFund****	1,000.00	1,009.70	4.19	0.84%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from January 10, 2005 (date of commencement of operations) to June 30, 2005.
***	Information shown reflects values using the expense ratios and rates of return for the period from February 17, 2005 (date of commencement of operations) to June 30, 2005.
****	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05-6/30/05	Expense Ratio During Period 1/1/05-6/30/05
Service Class
Bull ProFund	$1,000.00	$978.90	$12.02	2.45%
Mid-Cap ProFund	1,000.00	1,025.40	12.50	2.49%
Small-Cap ProFund	1,000.00	970.80	12.80	2.62%
OTC ProFund	1,000.00	910.70	11.56	2.44%
Large-Cap Value ProFund	1,000.00	985.20	12.21	2.48%
Large-Cap Growth ProFund	1,000.00	966.40	12.82	2.63%
Mid-Cap Value ProFund	1,000.00	1,028.10	12.27	2.44%
Mid-Cap Growth ProFund	1,000.00	1,020.60	13.28	2.65%
Small-Cap Value ProFund	1,000.00	1,000.00	12.69	2.56%
Small-Cap Growth ProFund	1,000.00	1,006.00	12.48	2.51%
Europe 30 ProFund	1,000.00	981.10	12.53	2.55%
UltraBull ProFund	1,000.00	949.40	11.75	2.43%
UltraMid-Cap ProFund	1,000.00	1,042.60	12.51	2.47%
UltraSmall-Cap ProFund	1,000.00	930.00	11.63	2.43%
UltraDow 30 ProFund	1,000.00	893.70	11.93	2.54%
UltraOTC ProFund	1,000.00	819.60	10.78	2.39%
UltraJapan ProFund	1,000.00	981.40	13.07	2.66%
Bear ProFund	1,000.00	1,016.30	12.75	2.55%
Short Small-Cap ProFund	1,000.00	1,011.10	12.57	2.52%
Short OTC ProFund	1,000.00	1,086.20	13.35	2.58%
UltraBear ProFund	1,000.00	1,028.30	12.22	2.43%
UltraShort Mid-Cap ProFund	1,000.00	924.00	12.69	2.66%
UltraShort Small-Cap ProFund	1,000.00	1,007.40	12.04	2.42%
UltraShort Dow 30 ProFund	1,000.00	1,081.30	15.22	2.95%
UltraShort OTC ProFund	1,000.00	1,165.60	12.94	2.41%
Banks UltraSector ProFund	1,000.00	926.40	12.80	2.68%
Basic Materials UltraSector ProFund	1,000.00	869.90	12.43	2.68%
Biotechnology UltraSector ProFund	1,000.00	954.40	12.89	2.66%
Consumer Goods UltraSector ProFund	1,000.00	962.50	13.24	2.72%
Consumer Services UltraSector ProFund	1,000.00	921.80	13.01	2.73%
Financials UltraSector ProFund	1,000.00	946.10	12.93	2.68%
Health Care UltraSector ProFund	1,000.00	1,040.50	13.31	2.63%
Industrials UltraSector ProFund	1,000.00	908.30	12.68	2.68%
Internet UltraSector ProFund	1,000.00	834.20	11.37	2.50%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,128.90	13.04	2.47%
Oil & Gas UltraSector ProFund	1,000.00	1,280.40	13.63	2.41%
Pharmaceuticals UltraSector ProFund	1,000.00	995.70	13.21	2.67%
Precious Metals UltraSector ProFund	1,000.00	887.30	11.56	2.47%
Real Estate UltraSector ProFund	1,000.00	1,049.30	13.67	2.69%
Semiconductor UltraSector ProFund	1,000.00	1,011.20	12.92	2.59%
Technology UltraSector ProFund	1,000.00	897.20	12.61	2.68%
Telecommunications UltraSector ProFund	1,000.00	915.30	12.73	2.68%
Utilities UltraSector ProFund	1,000.00	1,192.80	14.14	2.60%
U.S. Government Plus ProFund	1,000.00	1,135.50	12.02	2.27%
Rising Rates Opportunity 10 ProFund**	1,000.00	960.70	12.95	2.82%
Rising Rates Opportunity ProFund	1,000.00	870.60	11.22	2.42%
Rising U.S. Dollar ProFund***	1,000.00	1,062.70	8.53	2.27%
Falling U.S. Dollar ProFund***	1,000.00	935.30	10.33	2.93%
Money Market ProFund****	1,000.00	1,004.70	9.15	1.84%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from January 10, 2005 (date of commencement of operations) to June 30, 2005.
***	Information shown reflects values using the expense ratios and rates of return for the period from February 17, 2005 (date of commencement of operations) to June 30, 2005.
****	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05-6/30/05	Expense Ratio During Period 1/1/05-6/30/05
Investor Class
Bull ProFund	$1,000.00	$1,017.60	$7.25	1.45%
Mid-Cap ProFund	1,000.00	1,017.41	7.45	1.49%
Small-Cap ProFund	1,000.00	1,016.76	8.10	1.62%
OTC ProFund	1,000.00	1,017.65	7.20	1.44%
Large-Cap Value ProFund	1,000.00	1,017.46	7.40	1.48%
Large-Cap Growth ProFund	1,000.00	1,016.71	8.15	1.63%
Mid-Cap Value ProFund	1,000.00	1,017.65	7.20	1.44%
Mid-Cap Growth ProFund	1,000.00	1,016.61	8.25	1.65%
Small-Cap Value ProFund	1,000.00	1,017.06	7.80	1.56%
Small-Cap Growth ProFund	1,000.00	1,017.31	7.55	1.51%
Europe 30 ProFund	1,000.00	1,017.11	7.75	1.55%
UltraBull ProFund	1,000.00	1,017.70	7.15	1.43%
UltraMid-Cap ProFund	1,000.00	1,017.50	7.35	1.47%
UltraSmall-Cap ProFund	1,000.00	1,017.70	7.15	1.43%
UltraDow 30 ProFund	1,000.00	1,017.16	7.70	1.54%
UltraOTC ProFund	1,000.00	1,017.90	6.95	1.39%
UltraJapan ProFund	1,000.00	1,016.56	8.30	1.66%
Bear ProFund	1,000.00	1,017.11	7.75	1.55%
Short Small-Cap ProFund	1,000.00	1,017.26	7.60	1.52%
Short OTC ProFund	1,000.00	1,016.96	7.90	1.58%
UltraBear ProFund	1,000.00	1,017.70	7.15	1.43%
UltraShort Mid-Cap ProFund	1,000.00	1,016.56	8.30	1.66%
UltraShort Small-Cap ProFund	1,000.00	1,017.75	7.10	1.42%
UltraShort Dow 30 ProFund	1,000.00	1,015.12	9.74	1.95%
UltraShort OTC ProFund	1,000.00	1,017.80	7.05	1.41%
Banks UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Basic Materials UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Biotechnology UltraSector ProFund	1,000.00	1,016.56	8.30	1.66%
Consumer Goods UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Consumer Services UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Financials UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Health Care UltraSector ProFund	1,000.00	1,016.71	8.15	1.63%
Industrials UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Internet UltraSector ProFund	1,000.00	1,017.36	7.50	1.50%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.50	7.35	1.47%
Oil & Gas UltraSector ProFund	1,000.00	1,017.80	7.05	1.41%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.51	8.35	1.67%
Precious Metals UltraSector ProFund	1,000.00	1,017.50	7.35	1.47%
Real Estate UltraSector ProFund	1,000.00	1,016.41	8.45	1.69%
Semiconductor UltraSector ProFund	1,000.00	1,016.91	7.95	1.59%
Technology UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Telecommunications UltraSector ProFund	1,000.00	1,016.46	8.40	1.68%
Utilities UltraSector ProFund	1,000.00	1,016.86	8.00	1.60%
U.S. Government Plus ProFund	1,000.00	1,018.50	6.36	1.27%
Rising Rates Opportunity 10 ProFund**	1,000.00	1,015.77	9.10	1.82%
Rising Rates Opportunity ProFund	1,000.00	1,017.75	7.10	1.42%
Rising U.S. Dollar ProFund***	1,000.00	1,018.50	6.36	1.27%
Falling U.S. Dollar ProFund***	1,000.00	1,015.22	9.64	1.93%
Money Market ProFund****	1,000.00	1,020.63	4.21	0.84%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from January 10, 2005 (date of commencement of operations) to June 30, 2005 and has been annualized to reflect values for the period from January 1, 2005 to June 30, 2005.
***	Information shown reflects values using the expense ratios and ratios of return for the period from February 17, 2005 (date of commencement of operations) to June 30, 2005 and has been annualized to reflect values for the period from January 1, 2005 to June 30, 2005.
****	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05-6/30/05	Expense Ratio During Period 1/1/05-6/30/05
Service Class
Bull ProFund	$1,000.00	$1,012.65	$12.23	2.45%
Mid-Cap ProFund	1,000.00	1,012.45	12.42	2.49%
Small-Cap ProFund	1,000.00	1,011.80	13.07	2.62%
OTC ProFund	1,000.00	1,012.69	12.18	2.44%
Large-Cap Value ProFund	1,000.00	1,012.50	12.37	2.48%
Large-Cap Growth ProFund	1,000.00	1,011.75	13.12	2.63%
Mid-Cap Value ProFund	1,000.00	1,012.69	12.18	2.44%
Mid-Cap Growth ProFund	1,000.00	1,011.65	13.22	2.65%
Small-Cap Value ProFund	1,000.00	1,012.10	12.77	2.56%
Small-Cap Growth ProFund	1,000.00	1,012.35	12.52	2.51%
Europe 30 ProFund	1,000.00	1,012.15	12.72	2.55%
UltraBull ProFund	1,000.00	1,012.74	12.13	2.43%
UltraMid-Cap ProFund	1,000.00	1,012.55	12.33	2.47%
UltraSmall-Cap ProFund	1,000.00	1,012.74	12.13	2.43%
UltraDow 30 ProFund	1,000.00	1,012.20	12.67	2.54%
UltraOTC ProFund	1,000.00	1,012.94	11.93	2.39%
UltraJapan ProFund	1,000.00	1,011.60	13.27	2.66%
Bear ProFund	1,000.00	1,012.15	12.72	2.55%
Short Small-Cap ProFund	1,000.00	1,012.30	12.57	2.52%
Short OTC ProFund	1,000.00	1,012.00	12.87	2.58%
UltraBear ProFund	1,000.00	1,012.74	12.13	2.43%
UltraShort Mid-Cap ProFund	1,000.00	1,011.60	13.27	2.66%
UltraShort Small-Cap ProFund	1,000.00	1,012.79	12.08	2.42%
UltraShort Dow 30 ProFund	1,000.00	1,010.17	14.70	2.95%
UltraShort OTC ProFund	1,000.00	1,012.84	12.03	2.41%
Banks UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Basic Materials UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Biotechnology UltraSector ProFund	1,000.00	1,011.60	13.27	2.66%
Consumer Goods UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Consumer Services UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Financials UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Health Care UltraSector ProFund	1,000.00	1,011.75	13.12	2.63%
Industrials UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Internet UltraSector ProFund	1,000.00	1,012.40	12.47	2.50%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.55	12.33	2.47%
Oil & Gas UltraSector ProFund	1,000.00	1,012.84	12.03	2.41%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.55	13.32	2.67%
Precious Metals UltraSector ProFund	1,000.00	1,012.55	12.33	2.47%
Real Estate UltraSector ProFund	1,000.00	1,011.46	13.42	2.69%
Semiconductor UltraSector ProFund	1,000.00	1,011.95	12.92	2.59%
Technology UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Telecommunications UltraSector ProFund	1,000.00	1,011.50	13.37	2.68%
Utilities UltraSector ProFund	1,000.00	1,011.90	12.97	2.60%
U.S. Government Plus ProFund	1,000.00	1,013.54	11.33	2.27%
Rising Rates Opportunity 10 ProFund**	1,000.00	1,010.81	14.06	2.82%
Rising Rates Opportunity ProFund	1,000.00	1,012.79	12.08	2.42%
Rising U.S. Dollar ProFund***	1,000.00	1,013.54	11.33	2.27%
Falling U.S. Dollar ProFund***	1,000.00	1,010.26	14.60	2.93%
Money Market ProFund****	1,000.00	1,015.67	9.20	1.84%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from January 10, 2005 (date of commencement of operations) to June 30, 2005 and has been annualized to reflect values for the period from January 1, 2005 to June 30, 2005.
***	Information shown reflects values using the expense ratios and ratios of return for the period from February 17, 2005 (date of commencement of operations) to June 30, 2005 and has been annualized to reflect values for the period from January 1, 2005 to June 30, 2005.
****	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS Bull ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Common Stocks (87.7%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.5%	6,532	$472,264
Abbott Laboratories (Pharmaceuticals)	0.6%	13,202	647,030
Altria Group, Inc. (Agriculture)	1.1%	18,354	1,186,770
American Express Co. (Diversified Financial Services)	0.5%	9,936	528,893
American International Group, Inc. (Insurance)	1.2%	21,988	1,277,503
Amgen, Inc.* (Biotechnology)	0.6%	10,626	642,448
Bank of America Corp. (Banks)	1.5%	33,856	1,544,172
Boeing Co. (Aerospace/Defense)	0.4%	7,084	467,544
ChevronTexaco Corp. (Oil & Gas)	1.0%	17,710	990,343
Cisco Systems, Inc.* (Telecommunications)	1.0%	54,234	1,036,412
Citigroup, Inc. (Diversified Financial Services)	2.0%	44,574	2,060,656
Coca-Cola Co. (Beverages)	0.8%	19,412	810,451
Comcast Corp.—Special Class A* (Media)	0.6%	18,814	577,590
ConocoPhillips (Oil & Gas)	0.6%	11,592	666,424
Dell, Inc.* (Computers)	0.8%	20,102	794,230
Eli Lilly & Co. (Pharmaceuticals)	0.5%	9,614	535,596
Exxon Mobil Corp. (Oil & Gas)	3.0%	53,452	3,071,886
Fannie Mae (Diversified Financial Services)	0.5%	8,234	480,866
General Electric Co. (Miscellaneous Manufacturing)	3.0%	91,172	3,159,110
Gillette Co. (Cosmetics/Personal Care)	0.4%	8,556	433,190
Hewlett-Packard Co. (Computers)	0.5%	24,196	568,848
Home Depot, Inc. (Retail)	0.7%	18,032	701,445
Intel Corp. (Semiconductors)	1.3%	52,670	1,372,580
International Business Machines Corp. (Computers)	1.0%	13,478	1,000,068
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	29,762	1,051,194
Johnson & Johnson (Healthcare—Products)	1.6%	25,392	1,650,480
Medtronic, Inc. (Healthcare—Products)	0.5%	10,350	536,027
Merck & Co., Inc. (Pharmaceuticals)	0.5%	18,492	569,554
Microsoft Corp. (Software)	2.1%	86,204	2,141,307
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.5%	9,200	482,724
Oracle Corp.* (Software)	0.5%	37,766	498,511
PepsiCo, Inc. (Beverages)	0.7%	14,214	766,561
Pfizer, Inc. (Pharmaceuticals)	1.6%	61,686	1,701,300
Procter & Gamble Co. (Cosmetics/Personal Care)	1.1%	21,206	1,118,617

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.5%	14,398	$475,278
SBC Communications, Inc. (Telecommunications)	0.6%	27,692	657,685
Time Warner, Inc.* (Media)	0.6%	39,606	661,816
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.5%	17,066	498,327
U.S. Bancorp (Banks)	0.4%	15,410	449,972
United Parcel Service, Inc.—Class B (Transportation)	0.6%	9,660	668,086
United Technologies Corp. (Aerospace/Defense)	0.4%	8,740	448,799
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	10,626	554,040
Verizon Communications, Inc. (Telecommunications)	0.8%	23,368	807,364
Viacom, Inc.—Class B (Media)	0.4%	13,708	438,930
Wachovia Corp. (Banks)	0.6%	13,340	661,664
Wal-Mart Stores, Inc. (Retail)	1.3%	27,462	1,323,668
Walt Disney Co. (Media)	0.4%	17,710	445,938
Wells Fargo & Co. (Banks)	0.8%	14,352	883,796
Wyeth (Pharmaceuticals)	0.5%	11,362	505,609
Other Common Stocks	44.6%	1,387,564	46,257,656

TOTAL COMMON STOCKS (Cost $78,632,062)			91,281,222

Repurchase Agreements (10.4%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,809,826 (Collateralized by $11,021,000 various U.S. Government Agency Obligations, 2.875%-3.34%, 7/15/05-9/15/05, market value $11,029,766)	$10,809,000	10,809,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,809,000)		10,809,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	4,366

TOTAL RIGHTS/WARRANTS (Cost $0)		4,366

TOTAL INVESTMENT SECURITIES (Cost $89,441,062)—98.1%		102,094,588
Net other assets (liabilities)—1.9%		1,975,214

NET ASSETS—100.0%		$104,069,802

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $12,846,250)	43	$(100,946)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.4%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.6%

Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.2%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.1%
Mining	0.4%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	6.5%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	3.9%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.3%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (86.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	29,991	$109,167
99 Cents Only Stores* (Retail)	4,614	58,644
Abercrombie & Fitch Co.—Class A (Retail)	6,921	475,472
Activision, Inc.* (Software)	16,149	266,781
Acxiom Corp. (Software)	7,690	160,567
Adesa, Inc. (Commercial Services)	6,921	150,670
ADTRAN, Inc. (Telecommunications)	6,152	152,508
Advance Auto Parts, Inc.* (Retail)	6,152	397,112
Advanced Medical Optics, Inc.* (Healthcare—Products)	5,383	213,974
Advent Software, Inc.* (Software)	2,307	46,740
Aeropostale, Inc.* (Retail)	4,614	155,030
AGCO Corp.* (Machinery—Diversified)	7,690	147,033
AGL Resources, Inc. (Gas)	6,152	237,775
Airgas, Inc. (Chemicals)	5,383	132,799
AirTran Holdings, Inc.* (Airlines)	6,921	63,881
Alaska Air Group, Inc.* (Airlines)	2,307	68,633
Albemarle Corp. (Chemicals)	3,845	140,227
Alexander & Baldwin, Inc. (Transportation)	3,076	142,573
Alliance Data Systems Corp.* (Commercial Services)	5,383	218,334
Alliant Energy Corp. (Electric)	9,228	259,768
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,076	217,165
Allmerica Financial Corp.* (Insurance)	4,614	171,133
AMB Property Corp. (REIT)	6,921	300,579
American Eagle Outfitters, Inc. (Retail)	11,535	353,548
American Financial Group, Inc. (Insurance)	4,614	154,661
American Greetings Corp.—Class A (Household Products/Wares)	5,383	142,650
AmeriCredit Corp.* (Diversified Financial Services)	12,304	313,752
Amerus Group Co. (Insurance)	3,076	147,802
Ametek, Inc. (Electrical Components & Equipment)	5,383	225,279
Amphenol Corp.—Class A (Electronics)	6,921	278,018
Ann Taylor Stores Corp.* (Retail)	6,152	149,371
Anteon International Corp.* (Computers)	2,307	105,245
Applebee’s International, Inc. (Retail)	6,152	162,966
Apria Healthcare Group, Inc.* (Healthcare—Services)	3,845	133,191
Aqua America, Inc. (Water)	7,690	228,701
Aquila, Inc.* (Electric)	19,225	69,402
Arch Coal, Inc. (Coal)	4,614	251,325
Arrow Electronics, Inc.* (Electronics)	9,228	250,632
Arthur J. Gallagher & Co. (Insurance)	7,690	208,630
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,383	95,764
Associated Banc-Corp (Banks)	9,997	336,499
Astoria Financial Corp. (Savings & Loans)	7,690	218,934
Atmel Corp.* (Semiconductors)	37,681	89,304
Avnet, Inc.* (Electronics)	9,997	225,232
Avocent Corp.* (Internet)	3,845	100,508
Bandag, Inc. (Auto Parts & Equipment)	1,538	70,825
Bank of Hawaii Corp. (Banks)	3,845	195,134
Banta Corp. (Commercial Services)	2,307	104,646
Barnes & Noble, Inc.* (Retail)	5,383	208,860
Barr Laboratories, Inc.* (Pharmaceuticals)	7,690	374,811
Beckman Coulter, Inc. (Healthcare—Products)	5,383	342,197
Belo Corp.—Class A (Media)	8,459	202,762
BJ’s Wholesale Club, Inc.* (Retail)	5,383	174,894
Black Hills Corp. (Electric)	2,307	85,013
Blyth, Inc. (Household Products/Wares)	3,076	86,282
Bob Evans Farms, Inc. (Retail)	3,076	71,732

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	6,152	$155,707
BorgWarner, Inc. (Auto Parts & Equipment)	4,614	247,632
Bowater, Inc. (Forest Products & Paper)	3,845	124,463
Boyd Gaming Corp. (Lodging)	5,383	275,233
Brinker International, Inc.* (Retail)	6,921	277,186
Brown & Brown, Inc. (Insurance)	5,383	241,912
C.H. Robinson Worldwide, Inc. (Transportation)	6,921	402,802
Cabot Corp. (Chemicals)	4,614	152,262
Cabot Microelectronics Corp.* (Chemicals)	2,307	66,880
Cadence Design Systems, Inc.* (Computers)	21,532	294,127
Callaway Golf Co. (Leisure Time)	5,383	83,060
Career Education Corp.* (Commercial Services)	8,459	309,683
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,307	158,329
Carmax, Inc.* (Retail)	8,459	225,432
Catalina Marketing Corp. (Advertising)	3,845	97,701
CBRL Group, Inc. (Retail)	3,845	149,417
CDW Corp. (Distribution/Wholesale)	5,383	307,315
Cephalon, Inc.* (Pharmaceuticals)	4,614	183,683
Ceridian Corp.* (Computers)	11,535	224,702
Certegy, Inc. (Software)	4,614	176,347
Charles River Laboratories International, Inc.* (Biotechnology)	5,383	259,730
CheckFree Corp.* (Internet)	6,921	235,729
Cheesecake Factory, Inc.* (Retail)	6,152	213,659
Chico’s FAS, Inc.* (Retail)	14,611	500,864
Choicepoint, Inc.* (Commercial Services)	7,690	307,985
Church & Dwight, Inc. (Household Products/Wares)	5,383	194,865
Cincinnati Bell, Inc.* (Telecommunications)	19,225	82,668
City National Corp. (Banks)	3,845	275,725
Claire’s Stores, Inc. (Retail)	7,690	184,945
CNF, Inc. (Transportation)	3,845	172,641
Cognizant Technology Solutions Corp.* (Computers)	10,766	507,401
Commerce Bancorp, Inc. (Banks)	12,304	372,934
Commscope, Inc.* (Telecommunications)	3,845	66,941
Community Health Systems, Inc.* (Healthcare—Services)	5,383	203,424
Constellation Brands, Inc.* (Beverages)	16,918	499,081
Cooper Cameron Corp.* (Oil & Gas Services)	4,614	286,299
Copart, Inc.* (Retail)	6,921	164,720
Corinthian Colleges, Inc.* (Commercial Services)	7,690	98,201
Covance, Inc.* (Healthcare—Services)	5,383	241,535
Coventry Health Care, Inc.* (Healthcare—Services)	8,459	598,475
Crane Co. (Miscellaneous Manufacturing)	4,614	121,348
Credence Systems Corp.* (Semiconductors)	6,921	62,635
Cree Research, Inc.* (Semiconductors)	6,152	156,691
Crompton Corp. (Chemicals)	9,228	130,576
CSG Systems International, Inc.* (Software)	3,845	72,978
Cullen/Frost Bankers, Inc. (Banks)	3,845	183,214
Cypress Semiconductor Corp.* (Semiconductors)	10,766	135,544
Cytec Industries, Inc. (Chemicals)	3,076	122,425
CYTYC Corp.* (Healthcare—Products)	9,997	220,534
D.R. Horton, Inc. (Home Builders)	21,532	809,818
Dean Foods Co.* (Food)	12,304	433,593
Deluxe Corp. (Commercial Services)	3,845	156,107
DENTSPLY International, Inc. (Healthcare—Products)	6,152	332,208
Developers Diversified Realty Corp. (REIT)	8,459	388,775

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
DeVry, Inc.* (Commercial Services)	5,383	$107,122
Diebold, Inc. (Computers)	5,383	242,827
Dollar Tree Stores, Inc.* (Retail)	9,228	221,472
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,152	186,590
DPL, Inc. (Electric)	9,997	274,418
DST Systems, Inc.* (Computers)	6,152	287,914
Dun & Bradstreet Corp.* (Software)	5,383	331,862
Duquesne Light Holdings, Inc. (Electric)	6,152	114,919
Dycom Industries, Inc.* (Engineering & Construction)	3,845	76,169
Eaton Vance Corp. (Diversified Financial Services)	10,766	257,415
Education Management Corp.* (Commercial Services)	5,383	181,569
Edwards (A.G.), Inc. (Diversified Financial Services)	6,152	277,763
Edwards Lifesciences Corp.* (Healthcare—Products)	5,383	231,577
Emmis Communications Corp.* (Media)	3,076	54,353
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,152	382,470
Energy East Corp. (Electric)	11,535	334,284
Ensco International, Inc. (Oil & Gas)	11,535	412,376
Entercom Communications Corp.* (Media)	3,845	128,000
Equitable Resources, Inc. (Pipelines)	4,614	313,752
Everest Re Group, Ltd. (Insurance)	4,614	429,102
Expeditors International of Washington, Inc. (Transportation)	8,459	421,342
F5 Networks, Inc.* (Internet)	3,076	145,295
Fair Isaac Corp. (Software)	5,383	196,480
Fairchild Semiconductor International, Inc. (Semiconductors)	9,228	136,113
Fastenal Co. (Distribution/Wholesale)	5,383	329,763
Federal Signal Corp. (Miscellaneous Manufacturing)	3,845	59,982
Ferro Corp. (Chemicals)	3,076	61,089
Fidelity National Financial, Inc. (Insurance)	13,842	494,021
First American Financial Corp. (Insurance)	6,921	277,809
FirstMerit Corp. (Banks)	6,921	180,707
Flowserve Corp.* (Machinery—Diversified)	4,614	139,620
FMC Corp.* (Chemicals)	3,076	172,687
FMC Technologies, Inc.* (Oil & Gas Services)	5,383	172,095
Foot Locker, Inc. (Retail)	13,073	355,847
Forest Oil Corp.* (Oil & Gas)	4,614	193,788
Furniture Brands International, Inc. (Home Furnishings)	4,614	99,709
Gartner Group, Inc.* (Commercial Services)	6,921	73,501
GATX Corp. (Trucking & Leasing)	3,845	132,653
Gen-Probe, Inc.* (Healthcare—Products)	3,845	139,304
Gentex Corp. (Electronics)	12,304	223,933
Glatfelter (Forest Products & Paper)	3,076	38,142
Graco, Inc. (Machinery—Diversified)	5,383	183,399
Granite Construction, Inc. (Engineering & Construction)	3,076	86,436
Grant Prideco, Inc.* (Oil & Gas Services)	9,997	264,421
Great Plains Energy, Inc. (Electric)	6,152	196,187
Greater Bay Bancorp (Banks)	3,845	101,393
GTECH Holdings Corp. (Entertainment)	9,228	269,827
Hanover Compressor Co.* (Oil & Gas Services)	6,152	70,810

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	5,383	$437,960
Harris Corp. (Telecommunications)	10,766	336,007
Harsco Corp. (Miscellaneous Manufacturing)	3,076	167,796
Harte-Hanks, Inc. (Advertising)	5,383	160,037
Hawaiian Electric Industries, Inc. (Electric)	6,152	164,935
HCC Insurance Holdings, Inc. (Insurance)	5,383	203,854
Health Net, Inc.* (Healthcare—Services)	9,228	352,140
Helmerich & Payne, Inc. (Oil & Gas)	3,845	180,407
Henry Schein, Inc.* (Healthcare—Products)	6,921	287,360
Herman Miller, Inc. (Office Furnishings)	5,383	166,012
Hibernia Corp. (Banks)	13,073	433,763
Highwoods Properties, Inc. (REIT)	3,845	114,427
Hillenbrand Industries, Inc. (Healthcare—Products)	4,614	233,238
HNI Corp. (Office Furnishings)	3,845	196,671
Horace Mann Educators Corp. (Insurance)	3,076	57,890
Hormel Foods Corp. (Food)	8,459	248,102
Hospitality Properties Trust (REIT)	5,383	237,229
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	3,845	250,694
Hubbell, Inc.—Class B (Electrical Components & Equipment)	5,383	237,390
IDACORP, Inc. (Electric)	3,076	94,218
Imation Corp. (Computers)	3,076	119,318
INAMED Corp.* (Healthcare—Products)	3,076	206,000
Independence Community Bank Corp. (Savings & Loans)	6,152	227,193
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,383	219,250
Integrated Circuit Systems, Inc.* (Semiconductors)	5,383	111,105
Integrated Device Technology, Inc.* (Semiconductors)	9,997	107,468
International Rectifier Corp.* (Semiconductors)	5,383	256,877
International Speedway Corp. (Entertainment)	3,845	216,320
Intersil Corp.—Class A (Semiconductors)	12,304	230,946
Investors Financial Services Corp. (Banks)	5,383	203,585
Invitrogen Corp.* (Biotechnology)	4,614	384,300
ITT Educational Services, Inc.* (Commercial Services)	3,845	205,400
IVAX Corp.* (Pharmaceuticals)	18,456	396,803
J.B. Hunt Transport Services, Inc. (Transportation)	10,766	207,784
Jack Henry & Associates, Inc. (Computers)	6,921	126,724
Jacobs Engineering Group, Inc* (Engineering & Construction)	4,614	259,584
Jefferies Group, Inc. (Diversified Financial Services)	3,845	145,687
JetBlue Airways Corp.* (Airlines)	8,459	172,902
JM Smucker Co. (Food)	4,614	216,581
Keane, Inc.* (Software)	4,614	63,212
Kelly Services, Inc.—Class A (Commercial Services)	2,307	66,072
KEMET Corp.* (Electronics)	6,921	43,602
Kennametal, Inc. (Hand/Machine Tools)	3,076	141,035
Korn/Ferry International* (Commercial Services)	3,076	54,599
Krispy Kreme Doughnuts, Inc.* (Retail)	5,383	37,466
LaBranche & Co., Inc.* (Diversified Financial Services)	4,614	29,068

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	11,535	$333,823
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,307	99,016
Lattice Semiconductor Corp.* (Semiconductors)	8,459	37,558
Laureate Education, Inc.* (Commercial Services)	3,845	184,022
Lear Corp. (Auto Parts & Equipment)	5,383	195,834
Lee Enterprises, Inc. (Media)	3,845	154,146
Legg Mason, Inc. (Diversified Financial Services)	9,228	960,726
Lennar Corp.—Class A (Home Builders)	10,766	683,103
Leucadia National Corp. (Holding Companies—Diversified)	7,690	297,065
Liberty Property Trust (REIT)	6,921	306,670
LifePoint Hospitals, Inc.* (Healthcare—Services)	3,845	194,249
Lincare Holdings, Inc.* (Healthcare—Services)	7,690	314,060
Longview Fibre Co. (Forest Products & Paper)	3,845	79,015
LTX Corp.* (Semiconductors)	4,614	22,885
Lubrizol Corp. (Chemicals)	5,383	226,140
Lyondell Chemical Co. (Chemicals)	16,918	446,974
Mack-Cali Realty Corp. (REIT)	4,614	209,014
Macromedia, Inc.* (Internet)	6,152	235,129
Macrovision Corp.* (Entertainment)	3,845	86,666
Manpower, Inc. (Commercial Services)	7,690	305,908
Martek Biosciences Corp.* (Biotechnology)	2,307	87,551
Martin Marietta Materials (Building Materials)	3,845	265,766
McAfee, Inc.* (Internet)	13,073	342,252
McDATA Corp.—Class A* (Computers)	12,304	49,216
MDU Resources Group, Inc. (Electric)	9,228	259,953
Media General, Inc.—Class A (Media)	2,307	149,401
Mentor Graphics Corp.* (Computers)	6,152	63,058
Mercantile Bankshares Corp. (Banks)	6,152	317,013
Michaels Stores, Inc. (Retail)	11,535	477,202
Micrel, Inc.* (Semiconductors)	6,152	70,871
Microchip Technology, Inc. (Semiconductors)	16,149	478,334
Millennium Pharmaceuticals, Inc.* (Biotechnology)	20,763	192,473
Minerals Technologies, Inc. (Chemicals)	1,538	94,741
Modine Manufacturing Co. (Auto Parts & Equipment)	2,307	75,116
Mohawk Industries, Inc.* (Textiles)	4,614	380,655
Moneygram International, Inc. (Software)	6,921	132,330
MPS Group, Inc.* (Commercial Services)	8,459	79,684
Murphy Oil Corp. (Oil & Gas)	13,842	722,967
National Fuel Gas Co. (Pipelines)	6,152	177,854
National Instruments Corp. (Computers)	5,383	114,120
New Plan Excel Realty Trust, Inc. (REIT)	8,459	229,831
New York Community Bancorp (Savings & Loans)	19,225	348,358
Newfield Exploration Co.* (Oil & Gas)	9,997	398,780
Newport Corp.* (Telecommunications)	3,845	53,292
Noble Energy, Inc. (Oil & Gas)	6,921	523,574
Nordson Corp. (Machinery—Diversified)	2,307	79,084
Northeast Utilities System (Electric)	9,997	208,537
NSTAR (Electric)	8,459	260,791
OGE Energy Corp. (Electric)	6,921	200,294
Ohio Casualty Corp. (Insurance)	4,614	111,567
Old Republic International Corp. (Insurance)	14,611	369,512
Olin Corp. (Chemicals)	5,383	98,186
Omnicare, Inc. (Pharmaceuticals)	7,690	326,287
ONEOK, Inc. (Gas)	8,459	276,186
O’Reilly Automotive, Inc.* (Retail)	8,459	252,163

Common Stocks, continued
	Shares	Value
Outback Steakhouse, Inc. (Retail)	5,383	$243,527
Pacific Sunwear of California, Inc.* (Retail)	6,152	141,434
PacifiCare Health Systems, Inc. * (Healthcare—Services)	6,921	494,505
Packaging Corp. of America (Packaging & Containers)	6,921	145,687
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,076	97,848
Patterson Dental Co.* (Healthcare—Products)	10,766	485,331
Patterson—UTI Energy, Inc. (Oil & Gas)	13,842	385,223
Payless ShoeSource, Inc.* (Retail)	5,383	103,354
Peabody Energy Corp. (Coal)	9,228	480,225
Pentair, Inc. (Miscellaneous Manufacturing)	7,690	329,210
Pepco Holdings, Inc. (Electric)	15,380	368,197
PepsiAmericas, Inc. (Beverages)	8,459	217,058
Perrigo Co. (Pharmaceuticals)	6,921	96,479
Petsmart, Inc. (Retail)	11,535	350,087
Pier 1 Imports, Inc. (Retail)	6,921	98,209
Pioneer Natural Resources Co. (Oil & Gas)	11,535	485,393
Plains Exploration & Production Co.* (Oil & Gas)	6,152	218,581
Plantronics, Inc. (Telecommunications)	3,845	139,804
Plexus Corp.* (Electronics)	3,076	43,771
PMI Group, Inc. (Insurance)	7,690	299,756
PNM Resources, Inc. (Electric)	5,383	155,084
Pogo Producing Co. (Oil & Gas)	4,614	239,559
Polycom, Inc.* (Telecommunications)	7,690	114,658
Potlatch Corp. (Forest Products & Paper)	2,307	120,725
Powerwave Technologies, Inc.* (Telecommunications)	7,690	78,592
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,383	419,335
Pride International, Inc.* (Oil & Gas)	11,535	296,450
Protective Life Corp. (Insurance)	5,383	227,270
Protein Design Labs, Inc.* (Biotechnology)	8,459	170,956
Puget Energy, Inc. (Electric)	8,459	197,771
Quanta Services, Inc.* (Commercial Services)	7,690	67,672
Questar Corp. (Pipelines)	6,921	456,094
Radian Group, Inc. (Insurance)	6,921	326,810
Raymond James Financial Corp. (Diversified Financial Services)	5,383	152,070
Rayonier, Inc. (Forest Products & Paper)	3,845	203,900
Reader’s Digest Association, Inc. (Media)	7,690	126,885
Regency Centers Corp. (REIT)	5,383	307,908
Regis Corp. (Retail)	3,845	150,263
Renal Care Group, Inc.* (Healthcare—Services)	5,383	248,156
Rent-A-Center, Inc.* (Commercial Services)	5,383	125,370
Republic Services, Inc. (Environmental Control)	10,766	387,684
Reynolds & Reynolds Co. (Computers)	4,614	124,716
RF Micro Devices, Inc.* (Telecommunications)	13,842	75,162
Rollins, Inc. (Commercial Services)	3,845	77,054
Ross Stores, Inc. (Retail)	12,304	355,709
RPM, Inc. (Chemicals)	9,228	168,503
RSA Security, Inc.* (Internet)	5,383	61,797
Ruby Tuesday, Inc. (Retail)	5,383	139,420
Ruddick Corp. (Food)	3,845	98,163
Saks, Inc.* (Retail)	11,535	218,819
SanDisk Corp.* (Computers)	14,611	346,719
SCANA Corp. (Electric)	9,228	394,129
Scholastic Corp. * (Media)	3,076	118,580
SEI Investments Co. (Software)	6,152	229,777

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Semtech Corp.* (Semiconductors)	6,152	$102,431
Sensient Technologies Corp. (Chemicals)	3,845	79,245
Sepracor, Inc.* (Pharmaceuticals)	8,459	507,624
Sequa Corp.—Class A* (Aerospace/Defense)	769	50,885
Sierra Pacific Resources* (Electric)	9,228	114,889
Silicon Laboratories, Inc.* (Semiconductors)	3,845	100,777
Smith International, Inc. (Oil & Gas Services)	8,459	538,837
Smithfield Foods, Inc.* (Food)	8,459	230,677
Sonoco Products Co. (Packaging & Containers)	7,690	203,785
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	3,845	52,677
SPX Corp. (Miscellaneous Manufacturing)	6,152	282,869
StanCorp Financial Group, Inc. (Insurance)	2,307	176,670
Steel Dynamics, Inc. (Iron/Steel)	3,076	80,745
Stericycle, Inc.* (Environmental Control)	3,845	193,480
STERIS Corp. (Healthcare—Products)	5,383	138,720
Storage Technology Corp.* (Computers)	8,459	306,977
SVB Financial Group* (Banks)	3,076	147,340
Swift Transportation Co., Inc.* (Transportation)	4,614	107,460
Sybase, Inc.* (Software)	6,921	127,000
Synopsys, Inc.* (Computers)	12,304	205,108
TCF Financial Corp. (Banks)	9,997	258,722
Tech Data Corp.* (Distribution/Wholesale)	4,614	168,919
Techne Corp.* (Healthcare—Products)	3,076	141,219
Tecumseh Products Co. (Machinery—Diversified)	1,538	42,203
Teleflex, Inc. (Miscellaneous Manufacturing)	3,076	182,622
Telephone & Data Systems, Inc. (Telecommunications)	8,459	345,211
Texas Regional Bancshares, Inc.—Class A (Banks)	3,076	93,756
The Brink’s Co. (Miscellaneous Manufacturing)	3,845	138,420
The Colonial BancGroup, Inc. (Banks)	13,073	288,390
The Neiman Marcus Group, Inc.—Class A (Retail)	3,845	372,657
The Ryland Group, Inc. (Home Builders)	3,845	291,720
The Scotts Co.—Class A* (Household Products/Wares)	2,307	164,281
The Timberland Co.—Class A* (Apparel)	5,383	208,430
Thomas & Betts Corp.* (Electronics)	4,614	130,299
Thor Industries, Inc. (Home Builders)	3,845	120,848
Tidewater, Inc. (Oil & Gas Services)	4,614	175,886
Titan Corp.* (Aerospace/Defense)	6,921	157,384
Toll Brothers, Inc.* (Home Builders)	4,614	468,552
Tootsie Roll Industries, Inc. (Food)	3,845	112,466
Transaction Systems Architect, Inc.* (Software)	3,076	75,762
Triad Hospitals, Inc. * (Healthcare—Services)	6,152	336,145
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,845	123,155
TriQuint Semiconductor, Inc.* (Semiconductors)	9,997	33,290
Tupperware Corp. (Household Products/Wares)	4,614	107,829
Tyson Foods, Inc.—Class A (Food)	24,608	438,022
United Dominion Realty Trust, Inc. (REIT)	10,766	258,922
United Rentals, Inc.* (Commercial Services)	5,383	108,790
Unitrin, Inc. (Insurance)	4,614	226,547
Universal Corp. (Agriculture)	2,307	101,000
Universal Health Services, Inc.—Class B (Healthcare—Services)	4,614	286,899
Urban Outfitters, Inc.* (Retail)	4,614	261,568
UTStarcom, Inc.* (Telecommunications)	9,228	69,118
Valassis Communications, Inc.* (Commercial Services)	3,845	142,457
Valeant Pharmaceuticals International (Pharmaceuticals)	7,690	135,575

Common Stocks, continued
	Shares	Value
Valspar Corp. (Chemicals)	3,845	$185,675
Varian Medical Systems, Inc.* (Healthcare—Products)	10,766	401,895
Varian, Inc.* (Electronics)	3,076	116,242
VCA Antech, Inc.* (Pharmaceuticals)	6,152	149,186
Vectren Corp. (Gas)	6,152	176,747
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,921	116,550
Vishay Intertechnology, Inc. * (Electronics)	14,611	173,433
W.R. Berkley Corp. (Insurance)	9,228	329,255
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,921	128,039
Washington Federal, Inc. (Savings & Loans)	6,921	162,782
Washington Post Co.—Class B (Media)	769	642,138
Weatherford International, Ltd.* (Oil & Gas Services)	10,766	624,212
Webster Financial Corp. (Banks)	4,614	215,428
Weingarten Realty Investors (REIT)	6,921	271,442
Werner Enterprises, Inc. (Transportation)	4,614	90,619
Westamerica Bancorporation (Banks)	2,307	121,833
Westar Energy, Inc. (Electric)	6,921	166,312
Western Digital Corp.* (Computers)	19,994	268,319
Western Gas Resources, Inc. (Pipelines)	5,383	187,867
Westwood One, Inc. (Media)	6,921	141,396
WGL Holdings, Inc. (Gas)	3,845	129,346
Whole Foods Market, Inc. (Food)	5,383	636,810
Williams Sonoma, Inc.* (Retail)	9,228	365,152
Wilmington Trust Corp. (Banks)	5,383	193,842
Wind River Systems, Inc.* (Software)	6,152	96,463
Wisconsin Energy Corp. (Electric)	9,228	359,892
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,152	97,202
WPS Resources Corp. (Electric)	3,076	173,025
Yellow Roadway Corp.* (Transportation)	4,614	234,391
York International Corp. (Building Materials)	3,076	116,888
Zebra Technologies Corp.* (Machinery—Diversified)	5,383	235,721

TOTAL COMMON STOCKS (Cost $74,876,480)		85,932,397

Repurchase Agreements (12.9%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $12,804,978 (Collateralized by $12,969,000 Federal Home Loan Mortgage Corp., 2.875%, 9/15/05, market value $13,061,015)	$12,804,000	12,804,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,804,000)		12,804,000

TOTAL INVESTMENT SECURITIES (Cost $87,680,480)—99.7%		98,736,397
Net other assets (liabilities)—0.3%		254,788

NET ASSETS 100.0%		$98,991,185

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $ 9,293,400)	27	$141,629
E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $ 3,786,200)	55	(44,179)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.7%
Banks	4.0%
Beverages	0.7%
Biotechnology	1.2%
Building Materials	0.4%
Chemicals	2.3%
Coal	0.7%
Commercial Services	3.2%
Computers	3.4%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.5%
Electric	4.5%
Electrical Components & Equipment	0.9%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.6%

Environmental Control	0.6%
Food	2.4%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	3.4%
Holding Companies-Diversified	0.3%
Home Builders	2.7%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Insurance	4.5%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.3%
Machinery-Diversified	0.8%
Media	1.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.1%
Oil & Gas Services	2.2%
Packaging & Containers	0.4%
Pharmaceuticals	2.3%
Pipelines	1.1%
Real Estate Investment Trust	2.7%
Retail	8.4%
Savings & Loans	1.0%
Semiconductors	2.5%
Software	2.0%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other**	13.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Common Stocks (72.1%)
	Percentage of Net Assets	Shares	Value
BancorpSouth, Inc. (Banks)	0.2%	12,400	$292,640
Beverly Enterprises, Inc.* (Healthcare—Services)	0.2%	22,000	280,280
Calpine Corp.* (Electric)	0.2%	85,200	289,680
Cathay Bancorp, Inc. (Banks)	0.2%	8,800	296,648
Centene Corp.* (Healthcare—Services)	0.2%	8,000	268,640
Cimarex Energy Co.* (Oil & Gas)	0.3%	12,487	485,869
CMS Energy Corp.* (Electric)	0.3%	27,200	409,632
Commerce Group, Inc. (Insurance)	0.2%	4,400	273,284
Crompton Corp. (Chemicals)	0.2%	23,600	333,940
Crown Holdings, Inc.* (Packaging & Containers)	0.2%	22,000	313,060
Eagle Materials—Class A (Building Materials)	0.2%	3,200	296,288
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	0.2%	2,800	282,240
Grey Wolf, Inc.* (Oil & Gas)	0.2%	38,400	284,544
Helmerich & Payne, Inc. (Oil & Gas)	0.2%	6,400	300,288
Highwoods Properties, Inc. (REIT)	0.2%	10,000	297,600
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	23,600	273,288
IDEX Corp. (Machinery—Diversified)	0.2%	7,600	293,436
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	6,800	317,152
Joy Global, Inc. (Machinery—Construction & Mining)	0.3%	14,800	497,132
Kennametal, Inc. (Hand/Machine Tools)	0.2%	6,800	311,780
La Quinta Corp.* (Lodging)	0.2%	38,400	358,272
Laidlaw International* (Transportation)	0.3%	18,000	433,800
Landstar System, Inc.* (Transportation)	0.2%	12,000	361,440
Mentor Corp. (Healthcare—Products)	0.2%	8,400	348,432
Micros Systems, Inc.* (Computers)	0.2%	6,400	286,400
Nationwide Health Properties, Inc. (REIT)	0.2%	12,800	302,207
Ohio Casualty Corp. (Insurance)	0.2%	12,400	299,832
Pacific Capital Bancorp (Banks)	0.2%	9,200	341,136
Parametric Technology Corp.* (Software)	0.2%	54,800	349,624
Pediatrix Medical Group, Inc.* (Healthcare—Services)	0.2%	4,000	294,161
Philadelphia Consolidated Holding Corp.* (Insurance)	0.2%	3,600	305,136
Plains Exploration & Production Co.* (Oil & Gas)	0.3%	12,000	426,360
PNM Resources, Inc. (Electric)	0.2%	9,600	276,576

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Post Properties, Inc. (REIT)	0.2%	8,000	$288,880
Range Resources Corp. (Oil & Gas)	0.3%	14,000	376,600
SCP Pool Corp. (Distribution/Wholesale)	0.3%	10,800	378,972
Sierra Pacific Resources* (Electric)	0.2%	21,600	268,920
Southwestern Energy Co.* (Oil & Gas)	0.4%	12,800	601,344
St. Mary Land & Exploration Co. (Oil & Gas)	0.2%	10,400	301,392
Sybron Dental Special, Inc.* (Healthcare—Products)	0.2%	8,000	300,960
Taubman Centers, Inc. (REIT)	0.2%	8,800	299,992
Techne Corp.* (Healthcare—Products)	0.2%	7,200	330,552
Tesoro Petroleum Corp. (Oil & Gas)	0.2%	8,000	372,160
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	0.3%	28,800	429,120
Titan Corp.* (Aerospace/Defense)	0.2%	16,400	372,936
Trustmark Corp. (Banks)	0.2%	9,600	280,896
United Surgical Partners International, Inc.* (Healthcare—Services)	0.2%	5,600	291,648
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.2%	16,000	269,440
Wolverine World Wide, Inc. (Apparel)	0.2%	11,200	268,912
Other Common Stocks	61.3%	5,539,976	91,953,343

TOTAL COMMON STOCKS
(Cost $103,217,501)			108,166,864

Repurchase Agreements (27.9%)

	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $41,800,193 (Collateralized by $42,739,000 various U.S. Government Agency Obligations, 3.35%-4.48%, 7/1/05-4/18/08, market value $42,631,478)	$41,797,000	41,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,797,000)		41,797,000

TOTAL INVESTMENT SECURITIES (Cost $145,014,501)—100.0%		149,963,864
Net other assets (liabilities)—(NM)		50,379

NET ASSETS—100.0%		$150,014,243

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $9,290,150)	29	$168,070

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $2,050,240)	32	10,847

Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $919,590)	1,438	16,641
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $34,678,953)	54,215	627,263

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.6%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.6%
Auto Parts & Equipment	0.8%
Banks	6.8%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.2%
Commercial Services	3.3%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electric	1.8%
Electrical Components & Equipment	0.2%
Electronics	1.6%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.7%

Forest Products & Paper	0.5%
Gas	0.5%
Hand/Machine Tools	0.6%
Healthcare—Products	2.5%
Healthcare—Services	1.8%
Holding Companies—Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.1%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.5%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.6%
Office Furnishings	NM
Oil & Gas	3.8%
Oil & Gas Services	1.2%
Packaging & Containers	0.5%
Pharmaceuticals	2.2%
Real Estate	0.3%
Real Estate Investment Trust	5.0%
Retail	4.0%
Savings & Loans	1.4%
Semiconductors	1.9%
Software	2.1%
Telecommunications	1.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.1%
Other***	27.9%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.7%)
	Shares	Value
Adobe Systems, Inc. (Software)	17,550	$502,281
Altera Corp.* (Semiconductors)	19,170	379,949
Amazon.com, Inc.* (Internet)	9,990	330,469
American Power Conversion Corp. (Electrical Components & Equipment)	7,155	168,786
Amgen, Inc.* (Biotechnology)	21,195	1,281,450
Apollo Group, Inc.—Class A* (Commercial Services)	6,750	527,985
Apple Computer, Inc.* (Computers)	42,255	1,555,406
Applied Materials, Inc. (Semiconductors)	31,185	504,573
ATI Technologies, Inc.* (Semiconductors)	9,180	108,783
Autodesk, Inc. (Software)	8,775	301,597
BEA Systems, Inc.* (Software)	13,365	117,345
Bed Bath & Beyond, Inc.* (Retail)	14,580	609,152
Biogen Idec, Inc.* (Biotechnology)	13,770	474,377
Biomet, Inc. (Healthcare—Products)	12,420	430,229
Broadcom Corp.—Class A* (Semiconductors)	9,315	330,776
C.H. Robinson Worldwide, Inc. (Transportation)	3,105	180,711
Career Education Corp.* (Commercial Services)	3,780	138,386
CDW Corp. (Distribution/Wholesale)	3,105	177,264
Check Point Software Technologies, Ltd.* (Internet)	9,045	179,091
Chiron Corp.* (Biotechnology)	9,585	334,421
Cintas Corp. (Textiles)	7,560	291,816
Cisco Systems, Inc.* (Telecommunications)	83,835	1,602,087
Citrix Systems, Inc.* (Software)	7,425	160,826
Cognizant Technology Solutions Corp.* (Computers)	4,860	229,052
Comcast Corp.—Special Class A* (Media)	34,965	1,073,426
Comverse Technology, Inc.* (Telecommunications)	7,695	181,987
Costco Wholesale Corp. (Retail)	9,180	411,448
Dell, Inc.* (Computers)	32,670	1,290,791
DENTSPLY International, Inc. (Healthcare—Products)	2,835	153,090
Dollar Tree Stores, Inc.* (Retail)	3,915	93,960
eBay, Inc.* (Internet)	36,990	1,221,039
EchoStar Communications Corp.—Class A (Media)	8,100	244,215
Electronic Arts, Inc.* (Software)	11,340	641,957
Expeditors International of Washington, Inc. (Transportation)	3,780	188,282
Express Scripts, Inc.* (Pharmaceuticals)	4,860	242,903
Fastenal Co. (Distribution/Wholesale)	2,700	165,402
Fiserv, Inc.* (Software)	8,775	376,886
Flextronics International, Ltd.* (Electronics)	22,545	297,819
Garmin, Ltd. (Electronics)	3,645	155,824
Genzyme Corp.—General Division* (Biotechnology)	11,610	697,645
Gilead Sciences, Inc.* (Pharmaceuticals)	16,335	718,577
Intel Corp. (Semiconductors)	79,380	2,068,642
InterActiveCorp.* (Internet)	25,110	603,896
Intersil Corp.—Class A (Semiconductors)	5,670	106,426
Intuit, Inc.* (Software)	8,370	377,571
Invitrogen Corp.* (Biotechnology)	1,755	146,174
JDS Uniphase Corp.* (Telecommunications)	60,615	92,135
Juniper Networks, Inc.* (Telecommunications)	13,095	329,732
KLA—Tencor Corp. (Semiconductors)	8,775	383,468
Lam Research Corp.* (Semiconductors)	5,265	152,369
Lamar Advertising Co.* (Advertising)	3,105	132,801

Common Stocks, continued
	Shares	Value
Level 3 Communications, Inc.* (Telecommunications)	25,245	$51,247
Liberty Global, Inc.—Class A* (Media)	6,345	296,121
Lincare Holdings, Inc.* (Healthcare—Services)	3,510	143,348
Linear Technology Corp. (Semiconductors)	14,985	549,800
Marvell Technology Group, Ltd.* (Semiconductors)	9,855	374,884
Maxim Integrated Products, Inc. (Semiconductors)	16,875	644,794
MCI, Inc. (Telecommunications)	12,960	333,202
MedImmune, Inc.* (Biotechnology)	9,720	259,718
Mercury Interactive Corp.* (Software)	3,375	129,465
Microchip Technology, Inc. (Semiconductors)	6,345	187,939
Microsoft Corp. (Software)	136,620	3,393,640
Millennium Pharmaceuticals, Inc.* (Biotechnology)	12,420	115,133
Molex, Inc. (Electrical Components & Equipment)	3,645	94,916
Network Appliance, Inc.* (Computers)	14,040	396,911
Nextel Communications, Inc.—Class A* (Telecommunications)	51,840	1,674,949
Novellus Systems, Inc.* (Semiconductors)	5,130	126,762
NTL, Inc.* (Telecommunications)	3,375	230,918
Oracle Corp.* (Software)	78,705	1,038,905
PACCAR, Inc. (Auto Manufacturers)	7,155	486,540
Patterson Dental Co.* (Healthcare—Products)	4,860	219,089
Paychex, Inc. (Commercial Services)	13,230	430,504
Petsmart, Inc. (Retail)	5,265	159,793
Pixar Animation Studios* (Software)	4,320	216,216
QLogic Corp.* (Semiconductors)	3,375	104,186
Qualcomm, Inc. (Telecommunications)	72,360	2,388,603
Research In Motion, Ltd.* (Computers)	7,020	517,725
Ross Stores, Inc. (Retail)	5,400	156,114
SanDisk Corp.* (Computers)	6,075	144,160
Sanmina-SCI Corp.* (Electronics)	20,655	112,983
Sears Holdings Corp.* (Retail)	6,345	950,925
Siebel Systems, Inc. (Software)	22,275	198,248
Sigma-Aldrich Corp. (Chemicals)	2,430	136,177
Sirius Satellite Radio, Inc.* (Media)	52,650	341,172
Smurfit-Stone Container Corp.* (Packaging & Containers)	9,180	93,361
Staples, Inc. (Retail)	18,225	388,557
Starbucks Corp.* (Retail)	19,845	1,025,193
Sun Microsystems, Inc.* (Computers)	54,405	202,931
Symantec Corp.* (Internet)	27,270	592,850
Synopsys, Inc.* (Computers)	4,860	81,016
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	4,725	150,964
Tellabs, Inc.* (Telecommunications)	9,450	82,215
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	17,010	529,691
VeriSign, Inc.* (Internet)	9,180	264,017
Veritas Software Corp.* (Software)	16,065	391,986
Whole Foods Market, Inc. (Food)	2,295	271,499
Wynn Resorts, Ltd.* (Lodging)	4,050	191,444
Xilinx, Inc. (Semiconductors)	17,145	437,198
XM Satellite Radio Holdings, Inc.—Class A* (Media)	7,965	268,102
Yahoo!, Inc.* (Internet)	24,705	856,028

TOTAL COMMON STOCKS (Cost $37,317,416)		45,897,416

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (0.5%)
	Principal Amount	Value
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $232,018 (Collateralized by $234,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $235,044)	$232,000	$232,000

TOTAL REPURCHASE AGREEMENTS (Cost $232,000)		232,000

TOTAL INVESTMENT SECURITIES (Cost $37,549,416)—100.2%		46,129,416
Net other assets (liabilities)—(0.2)%		(74,900)

NET ASSETS—100.0%		$46,054,516

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $ 150,300)	1	$(2,455)

Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $150,250)	5	2,850

OTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.2%
Chemicals	0.3%
Commercial Services	2.4%
Computers	9.6%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.2%
Food	0.6%
Healthcare—Products	1.7%
Healthcare—Services	0.3%
Internet	8.8%
Lodging	0.4%
Media	4.8%
Packaging & Containers	0.2%
Pharmaceuticals	3.2%
Retail	8.2%
Semiconductors	14.0%
Software	17.1%
Telecommunications	15.6%
Textiles	0.6%
Transportation	0.8%
Other **	0.3%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.6%)
	Shares	Value
ACE, Ltd. (Insurance)	1,264	$56,690
ADC Telecommunications, Inc.* (Telecommunications)	474	10,319
Advanced Micro Devices, Inc.* (Semiconductors)	1,738	30,137
Aetna, Inc. (Healthcare—Services)	1,264	104,684
Affiliated Computer Services, Inc.—Class A* (Computers)	632	32,295
AFLAC, Inc. (Insurance)	2,212	95,735
Agilent Technologies, Inc.* (Electronics)	1,896	43,646
Air Products & Chemicals, Inc. (Chemicals)	1,106	66,692
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	316	13,692
Albertson’s, Inc. (Food)	1,738	35,942
Alcoa, Inc. (Mining)	3,950	103,213
Allegheny Energy, Inc.* (Electric)	790	19,924
Allied Waste Industries, Inc.* (Environmental Control)	1,264	10,024
Allstate Corp. (Insurance)	3,002	179,371
Alltel Corp. (Telecommunications)	1,422	88,562
Ambac Financial Group, Inc. (Insurance)	474	33,066
Amerada Hess Corp. (Oil & Gas)	316	33,657
Ameren Corp. (Electric)	948	52,424
American Electric Power, Inc. (Electric)	1,738	64,080
American International Group, Inc. (Insurance)	11,692	679,306
American Power Conversion Corp. (Electrical Components & Equipment)	790	18,636
AmerisourceBergen Corp. (Pharmaceuticals)	474	32,777
AmSouth Bancorp (Banks)	1,580	41,080
Anadarko Petroleum Corp. (Oil & Gas)	1,106	90,858
Andrew Corp.* (Telecommunications)	790	10,080
AON Corp. (Insurance)	1,422	35,607
Apache Corp. (Oil & Gas)	1,422	91,861
Apartment Investment and Management Co.—Class A (REIT)	474	19,396
Applera Corp.—Applied Biosystems Group (Electronics)	948	18,647
Applied Materials, Inc. (Semiconductors)	7,426	120,152
Applied Micro Circuits Corp.* (Semiconductors)	1,422	3,640
Archer-Daniels-Midland Co. (Agriculture)	2,844	60,805
Archstone-Smith Trust (REIT)	948	36,612
Ashland, Inc. (Chemicals)	316	22,711
AT&T Corp. (Telecommunications)	3,634	69,191
AutoNation, Inc.* (Retail)	948	19,453
Bank of America Corp. (Banks)	18,170	828,735
Bank of New York Co., Inc. (Banks)	3,476	100,039
Bausch & Lomb, Inc. (Healthcare—Products)	316	26,228
BB&T Corp. (Banks)	2,528	101,044
Bear Stearns Cos., Inc. (Diversified Financial Services)	474	49,268
BellSouth Corp. (Telecommunications)	8,374	222,497
Bemis Co., Inc. (Packaging & Containers)	474	12,580
Big Lots, Inc.* (Retail)	474	6,276
Biogen Idec, Inc.* (Biotechnology)	1,580	54,431
BMC Software, Inc.* (Software)	948	17,017
Brunswick Corp. (Leisure Time)	474	20,534
Burlington Northern Santa Fe Corp. (Transportation)	1,738	81,825
Burlington Resources, Inc. (Oil & Gas)	1,738	96,007
Calpine Corp.* (Electric)	2,370	8,058

Common Stocks, continued
	Shares	Value
Capital One Financial Corp. (Diversified Financial Services)	1,106	$88,491
Cardinal Health, Inc. (Pharmaceuticals)	1,896	109,172
Caremark Rx, Inc.* (Pharmaceuticals)	2,054	91,444
Carnival Corp. (Leisure Time)	2,370	129,284
Cendant Corp. (Commercial Services)	4,740	106,034
CenterPoint Energy, Inc. (Electric)	1,264	16,697
Centex Corp. (Home Builders)	632	44,663
CenturyTel, Inc. (Telecommunications)	632	21,886
ChevronTexaco Corp. (Oil & Gas)	9,480	530,122
Chiron Corp.* (Biotechnology)	632	22,050
Chubb Corp. (Insurance)	948	81,158
CIENA Corp.* (Telecommunications)	2,686	5,614
CIGNA Corp. (Insurance)	632	67,643
Cincinnati Financial Corp. (Insurance)	790	31,252
Cinergy Corp. (Electric)	948	42,489
Cintas Corp. (Textiles)	632	24,395
Circuit City Stores, Inc. (Retail)	790	13,659
CIT Group, Inc. (Diversified Financial Services)	948	40,736
Citigroup, Inc. (Diversified Financial Services)	23,542	1,088,346
Clear Channel Communications, Inc. (Media)	2,370	73,304
CMS Energy Corp.* (Electric)	948	14,277
Coca-Cola Enterprises, Inc. (Beverages)	1,580	34,776
Comcast Corp.—Special Class A* (Media)	9,954	305,588
Comerica, Inc. (Banks)	790	45,662
Compass Bancshares, Inc. (Banks)	632	28,440
Computer Associates International, Inc. (Software)	2,370	65,127
Computer Sciences Corp.* (Computers)	790	34,523
Compuware Corp.* (Software)	1,738	12,496
Comverse Technology, Inc.* (Telecommunications)	948	22,420
ConAgra Foods, Inc. (Food)	2,370	54,889
ConocoPhillips (Oil & Gas)	6,320	363,337
Consolidated Edison, Inc. (Electric)	1,106	51,805
Constellation Energy Group, Inc. (Electric)	790	45,575
Convergys Corp.* (Commercial Services)	632	8,987
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	474	30,289
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	316	5,868
Costco Wholesale Corp. (Retail)	2,212	99,142
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,686	103,706
CSX Corp. (Transportation)	948	40,442
Cummins, Inc. (Machinery—Diversified)	158	11,788
CVS Corp. (Retail)	3,634	105,640
Dana Corp. (Auto Parts & Equipment)	632	9,486
Deere & Co. (Machinery—Diversified)	1,106	72,432
Delphi Corp. (Auto Parts & Equipment)	2,528	11,755
Devon Energy Corp. (Oil & Gas)	2,212	112,104
Dillards, Inc.—Class A (Retail)	316	7,401
Dominion Resources, Inc. (Electric)	1,580	115,956
Dover Corp. (Miscellaneous Manufacturing)	948	34,488
DTE Energy Co. (Electric)	790	36,948
Duke Energy Corp. (Electric)	4,266	126,829
Dynegy, Inc.—Class A* (Pipelines)	1,580	7,679
E*TRADE Financial Corp.* (Diversified Financial Services)	1,738	24,315

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Eastman Chemical Co. (Chemicals)	316	$17,427
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,264	33,938
Eaton Corp. (Miscellaneous Manufacturing)	632	37,857
Edison International (Electric)	1,422	57,662
El Paso Corp. (Pipelines)	3,002	34,583
Electronic Data Systems Corp. (Computers)	2,370	45,623
EMC Corp.* (Computers)	10,902	149,466
Engelhard Corp. (Chemicals)	474	13,533
Entergy Corp. (Electric)	948	71,621
Equity Office Properties Trust (REIT)	1,896	62,758
Equity Residential Properties Trust (REIT)	1,264	46,540
Exelon Corp. (Electric)	3,002	154,094
Family Dollar Stores, Inc. (Retail)	790	20,619
Fannie Mae (Diversified Financial Services)	4,424	258,361
Federated Department Stores, Inc. (Retail)	790	57,891
FedEx Corp. (Transportation)	1,422	115,196
Fifth Third Bancorp (Banks)	2,370	97,668
First Horizon National Corp. (Banks)	632	26,670
FirstEnergy Corp. (Electric)	1,422	68,412
Fiserv, Inc.* (Software)	790	33,931
Fisher Scientific International, Inc.* (Electronics)	474	30,763
Ford Motor Co. (Auto Manufacturers)	8,374	85,750
FPL Group, Inc. (Electric)	1,738	73,100
Freddie Mac (Diversified Financial Services)	3,160	206,127
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	1,896	40,157
Gannett Co., Inc. (Media)	1,106	78,670
General Dynamics Corp. (Aerospace/Defense)	948	103,844
General Motors Corp. (Auto Manufacturers)	2,528	85,952
Genuine Parts Co. (Distribution/Wholesale)	790	32,461
Georgia Pacific Corp. (Forest Products & Paper)	1,106	35,171
Golden West Financial Corp. (Savings & Loans)	1,264	81,376
Goldman Sachs Group, Inc. (Diversified Financial Services)	2,054	209,549
Goodrich Corp. (Aerospace/Defense)	474	19,415
Great Lakes Chemical Corp. (Chemicals)	158	4,972
Hartford Financial Services Group, Inc. (Insurance)	1,422	106,337
Hasbro, Inc. (Toys/Games/Hobbies)	790	16,424
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,106	28,955
Hewlett-Packard Co. (Computers)	13,114	308,311
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,792	138,900
Humana, Inc.* (Healthcare—Services)	790	31,395
Huntington Bancshares, Inc. (Banks)	1,106	26,699
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,264	100,716
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	790	56,367
International Paper Co. (Forest Products & Paper)	2,212	66,825
Interpublic Group of Cos., Inc.* (Advertising)	1,896	23,093
ITT Industries, Inc. (Miscellaneous Manufacturing)	474	46,277
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,264	66,461
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,958	563,636
Jabil Circuit, Inc.* (Electronics)	790	24,277
Janus Capital Group, Inc. (Diversified Financial Services)	1,106	16,634
JDS Uniphase Corp.* (Telecommunications)	6,636	10,087

Common Stocks, continued
	Shares	Value
Jefferson-Pilot Corp. (Insurance)	632	$31,865
Johnson Controls, Inc. (Auto Parts & Equipment)	948	53,401
Jones Apparel Group, Inc. (Apparel)	474	14,713
KB Home (Home Builders)	316	24,089
Kerr-McGee Corp. (Oil & Gas)	474	36,171
KeyCorp (Banks)	1,896	62,852
KeySpan Corp. (Gas)	790	32,153
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,106	11,525
KLA—Tencor Corp. (Semiconductors)	948	41,428
Knight-Ridder, Inc. (Media)	316	19,383
Kohls Corp.* (Retail)	1,422	79,504
Kroger Co.* (Food)	3,318	63,141
L-3 Communications Holdings, Inc. (Aerospace/Defense)	474	36,299
Laboratory Corp. of America Holdings* (Healthcare—Services)	632	31,537
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	790	20,998
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,264	125,490
Lincoln National Corp. (Insurance)	790	37,067
Liz Claiborne, Inc. (Apparel)	474	18,846
Loews Corp. (Insurance)	790	61,225
Louisiana-Pacific Corp. (Forest Products & Paper)	474	11,651
LSI Logic Corp.* (Semiconductors)	1,738	14,756
M&T Bank Corp. (Banks)	474	49,846
Manor Care, Inc. (Healthcare—Services)	316	12,555
Marathon Oil Corp. (Oil & Gas)	1,580	84,325
Marsh & McLennan Cos., Inc. (Insurance)	2,370	65,649
Marshall & Ilsley Corp. (Banks)	948	42,139
Masco Corp. (Building Materials)	1,896	60,217
Mattel, Inc. (Toys/Games/Hobbies)	1,896	34,697
May Department Stores Co. (Retail)	1,422	57,108
MBIA, Inc. (Insurance)	632	37,484
MBNA Corp. (Diversified Financial Services)	5,688	148,798
McDonald’s Corp. (Retail)	5,688	157,843
McKesson Corp. (Commercial Services)	1,264	56,615
MeadWestvaco Corp. (Forest Products & Paper)	790	22,152
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,264	67,447
Mellon Financial Corp. (Banks)	1,896	54,396
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,266	234,673
MetLife, Inc. (Insurance)	3,318	149,111
MGIC Investment Corp. (Insurance)	474	30,914
Micron Technology, Inc.* (Semiconductors)	2,844	29,037
Molex, Inc. (Electrical Components & Equipment)	790	20,572
Molson Coors Brewing Co.—Class B (Beverages)	316	19,592
Monsanto Co. (Agriculture)	1,264	79,468
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,898	256,998
Motorola, Inc. (Telecommunications)	11,060	201,956
Mylan Laboratories, Inc. (Pharmaceuticals)	1,264	24,319
Nabors Industries, Ltd.* (Oil & Gas)	632	38,312
National City Corp. (Banks)	2,686	91,646
National-Oilwell Varco, Inc.* (Oil & Gas Services)	790	37,557
Navistar International Corp.* (Auto Manufacturers)	316	10,112
NCR Corp.* (Computers)	790	27,745
Newmont Mining Corp. (Mining)	2,054	80,168
News Corp.—Class A (Media)	13,114	212,185
Nextel Communications, Inc.—Class A* (Telecommunications)	5,056	163,359

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
NICOR, Inc. (Gas)	158	$6,505
NiSource, Inc. (Electric)	1,264	31,259
Noble Corp. (Oil & Gas)	632	38,874
Norfolk Southern Corp. (Transportation)	1,896	58,700
North Fork Bancorp, Inc. (Banks)	2,212	62,135
Northern Trust Corp. (Banks)	948	43,219
Northrop Grumman Corp. (Aerospace/Defense)	1,580	87,295
Novell, Inc.* (Software)	1,738	10,776
Novellus Systems, Inc.* (Semiconductors)	632	15,617
Nucor Corp. (Iron/Steel)	790	36,040
Occidental Petroleum Corp. (Oil & Gas)	1,738	133,704
Office Depot, Inc.* (Retail)	1,422	32,478
OfficeMax, Inc. (Retail)	316	9,407
PACCAR, Inc. (Auto Manufacturers)	790	53,720
Pactiv Corp.* (Packaging & Containers)	632	13,639
Pall Corp. (Miscellaneous Manufacturing)	632	19,188
Parker Hannifin Corp. (Miscellaneous Manufacturing)	474	29,393
Peoples Energy Corp. (Gas)	158	6,867
PerkinElmer, Inc. (Electronics)	632	11,945
Pfizer, Inc. (Pharmaceuticals)	33,654	928,178
PG&E Corp. (Electric)	1,738	65,245
Phelps Dodge Corp. (Mining)	474	43,845
Pinnacle West Capital Corp. (Electric)	474	21,069
Plum Creek Timber Co., Inc. (Forest Products & Paper)	790	28,677
PNC Financial Services Group (Banks)	1,264	68,837
PPG Industries, Inc. (Chemicals)	790	49,580
PPL Corp. (Electric)	790	46,910
Principal Financial Group, Inc. (Insurance)	1,264	52,962
Progress Energy, Inc. (Electric)	1,106	50,035
Prologis (REIT)	790	31,790
Providian Financial Corp.* (Diversified Financial Services)	1,264	22,284
Prudential Financial, Inc. (Insurance)	2,370	155,614
Public Service Enterprise Group, Inc. (Electric)	1,106	67,267
Pulte Homes, Inc. (Home Builders)	474	39,935
QLogic Corp.* (Semiconductors)	474	14,632
R.R. Donnelley & Sons Co. (Commercial Services)	948	32,715
Raytheon Co. (Aerospace/Defense)	2,054	80,352
Reebok International, Ltd. (Apparel)	316	13,218
Regions Financial Corp. (Banks)	2,054	69,590
Reynolds American, Inc. (Agriculture)	474	37,351
Rohm & Haas Co. (Chemicals)	948	43,930
Rowan Cos., Inc. (Oil & Gas)	474	14,083
Ryder System, Inc. (Transportation)	316	11,566
Sabre Holdings Corp. (Leisure Time)	632	12,608
SAFECO Corp. (Insurance)	632	34,343
Safeway, Inc. (Food)	2,054	46,400
Sanmina-SCI Corp.* (Electronics)	2,370	12,964
SBC Communications, Inc. (Telecommunications)	15,010	356,488
Scientific-Atlanta, Inc. (Telecommunications)	632	21,027
Sealed Air Corp.* (Packaging & Containers)	316	15,733
Sears Holdings Corp.* (Retail)	474	71,038
Sempra Energy (Gas)	1,106	45,688
Siebel Systems, Inc. (Software)	2,370	21,093
Sigma-Aldrich Corp. (Chemicals)	316	17,709
Snap-on, Inc. (Hand/Machine Tools)	316	10,839
Solectron Corp.* (Electronics)	4,424	16,767
Southern Co. (Electric)	3,318	115,035

Common Stocks, continued
	Shares	Value
Southwest Airlines Co. (Airlines)	3,318	$46,220
Sovereign Bancorp, Inc. (Savings & Loans)	1,580	35,297
Sprint Corp. (Telecommunications)	6,636	166,497
St. Paul Cos., Inc. (Insurance)	3,002	118,669
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	948	55,524
State Street Corp. (Banks)	1,580	76,235
Sun Microsystems, Inc.* (Computers)	15,484	57,755
SunGard Data Systems, Inc.* (Computers)	1,264	44,455
SunTrust Banks, Inc. (Banks)	1,580	114,139
SuperValu, Inc. (Food)	632	20,610
Symbol Technologies, Inc. (Electronics)	1,106	10,916
Synovus Financial Corp. (Banks)	1,422	40,769
TECO Energy, Inc. (Electric)	948	17,927
Tektronix, Inc. (Electronics)	474	11,030
Tellabs, Inc.* (Telecommunications)	2,054	17,870
Temple-Inland, Inc. (Forest Products & Paper)	632	23,479
Tenet Healthcare Corp.* (Healthcare—Services)	2,054	25,141
Teradyne, Inc.* (Semiconductors)	948	11,348
Textron, Inc. (Miscellaneous Manufacturing)	632	47,937
The Dow Chemical Co. (Chemicals)	4,424	197,001
The Gap, Inc. (Retail)	3,476	68,651
The New York Times Co.—Class A (Media)	632	19,687
The Stanley Works (Hand/Machine Tools)	316	14,390
Thermo Electron Corp.* (Electronics)	790	21,227
Tiffany & Co. (Retail)	632	20,704
Time Warner, Inc.* (Media)	21,330	356,424
Torchmark Corp. (Insurance)	474	24,743
Toys R Us, Inc.* (Retail)	948	25,103
Transocean Sedco Forex, Inc.* (Oil & Gas)	1,422	76,745
Tribune Co. (Media)	1,422	50,026
Tyco International, Ltd. (Miscellaneous Manufacturing)	9,164	267,588
U.S. Bancorp (Banks)	8,374	244,521
Union Pacific Corp. (Transportation)	1,264	81,907
Unisys Corp.* (Computers)	1,580	10,001
United States Steel Corp. (Iron/Steel)	474	16,291
Univision Communications, Inc.—Class A* (Media)	1,264	34,823
Unocal Corp. (Oil & Gas)	1,264	82,223
UnumProvident Corp. (Insurance)	1,422	26,051
Valero Energy Corp. (Oil & Gas)	1,106	87,496
Veritas Software Corp.* (Software)	1,896	46,262
Verizon Communications, Inc. (Telecommunications)	12,482	431,253
V. F. Corp. (Apparel)	474	27,123
Viacom, Inc.—Class B (Media)	7,268	232,721
Vulcan Materials Co. (Building Materials)	474	30,805
W.W. Grainger, Inc. (Distribution/Wholesale)	316	17,314
Wachovia Corp. (Banks)	7,110	352,656
Walt Disney Co. (Media)	9,322	234,728
Washington Mutual, Inc. (Savings & Loans)	3,950	160,726
Waste Management, Inc. (Environmental Control)	2,528	71,643
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	474	14,011
WellPoint, Inc.* (Healthcare—Services)	2,844	198,056
Wells Fargo & Co. (Banks)	7,584	467,023
Wendy’s International, Inc. (Retail)	474	22,586
Weyerhaeuser Co. (Forest Products & Paper)	1,106	70,396
Whirlpool Corp. (Home Furnishings)	316	22,155
Williams Cos., Inc. (Pipelines)	2,528	48,032

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Xcel Energy, Inc. (Electric)	1,896	$37,010
Xerox Corp.* (Office/Business Equipment)	4,424	61,007
XL Capital, Ltd.—Class A (Insurance)	632	47,033
Zions Bancorp (Banks)	474	34,853

TOTAL COMMON STOCKS (Cost $20,333,617)		25,134,724

TOTAL INVESTMENT SECURITIES—99.6% (Cost $20,333,617)		25,134,724
Net other assets (liabilities)—0.4%		108,518

NET ASSETS—100.0%		$25,243,242

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $119,500)	2	$(900)

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.7%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.3%
Banks	12.6%
Beverages	0.2%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	1.7%
Commercial Services	0.8%
Computers	2.8%

Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	13.7%
Electric	5.8%
Electrical Components & Equipment	0.2%
Electronics	0.8%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	1.0%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare—Products	0.1%
Healthcare—Services	1.7%
Home Builders	0.4%
Home Furnishings	0.1%
Insurance	8.9%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.2%
Machinery—Diversified	0.3%
Media	6.4%
Mining	0.9%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.2%
Oil & Gas	7.6%
Oil & Gas Services	0.1%
Packaging & Containers	0.2%
Pharmaceuticals	5.1%
Pipelines	0.4%
Real Estate Investment Trust	0.8%
Retail	3.7%
Savings & Loans	1.1%
Semiconductors	1.3%
Software	0.8%
Telecommunications	7.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Other**	0.4%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,496	$252,761
Abbott Laboratories (Pharmaceuticals)	7,176	351,696
Adobe Systems, Inc. (Software)	2,208	63,193
Allegheny Technologies, Inc. (Iron/Steel)	368	8,118
Allergan, Inc. (Pharmaceuticals)	552	47,052
Altera Corp.* (Semiconductors)	1,656	32,822
Altria Group, Inc. (Agriculture)	9,568	618,667
American Express Co. (Diversified Financial Services)	5,520	293,829
American Standard Cos. (Building Materials)	920	38,566
Amgen, Inc.* (Biotechnology)	5,704	344,864
Analog Devices, Inc. (Semiconductors)	1,656	61,785
Anheuser-Busch Cos., Inc. (Beverages)	3,680	168,360
Apollo Group, Inc.—Class A* (Commercial Services)	736	57,570
Apple Computer, Inc.* (Computers)	3,864	142,234
Autodesk, Inc. (Software)	1,104	37,944
Automatic Data Processing, Inc. (Software)	2,760	115,837
AutoZone, Inc.* (Retail)	1,104	142,234
Avaya, Inc.* (Telecommunications)	2,208	18,371
Avery Dennison Corp. (Household Products/Wares)	552	29,234
Avon Products, Inc. (Cosmetics/Personal Care)	2,208	83,573
Baker Hughes, Inc. (Oil & Gas Services)	1,656	84,721
Ball Corp. (Packaging & Containers)	552	19,850
Bard (C.R.), Inc. (Healthcare—Products)	552	36,714
Baxter International, Inc. (Healthcare—Products)	2,944	109,222
Becton, Dickinson & Co. (Healthcare—Products)	1,104	57,927
Bed Bath & Beyond, Inc.* (Retail)	1,288	53,813
Best Buy Co., Inc. (Retail)	1,472	100,906
Biomet, Inc. (Healthcare—Products)	1,104	38,243
BJ Services Co. (Oil & Gas Services)	736	38,625
Black & Decker Corp. (Hand/Machine Tools)	368	33,065
Boeing Co. (Aerospace/Defense)	3,864	255,025
Boston Scientific Corp* (Healthcare—Products)	3,496	94,392
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,016	225,220
Broadcom Corp.—Class A* (Semiconductors)	1,288	45,737
Brown-Forman Corp. (Beverages)	368	22,249
Campbell Soup Co. (Food)	1,472	45,293
Caterpillar, Inc. (Machinery—Construction & Mining)	1,656	157,833
Cisco Systems, Inc.* (Telecommunications)	29,624	566,114
Citizens Communications Co. (Telecommunications)	1,656	22,257
Clorox Co. (Household Products/Wares)	736	41,010
Coach, Inc.* (Apparel)	1,840	61,769
Coca-Cola Co. (Beverages)	10,488	437,875
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,392	119,385
Corning, Inc.* (Telecommunications)	6,808	113,149
Danaher Corp. (Miscellaneous Manufacturing)	1,288	67,414
Darden Restaurants, Inc. (Retail)	736	24,273
Dell, Inc.* (Computers)	11,224	443,460
Delta Air Lines, Inc.* (Airlines)	736	2,767
Dollar General Corp. (Retail)	1,472	29,970
Dow Jones & Co., Inc. (Media)	368	13,046
Du Pont (Chemicals)	4,600	197,846
eBay, Inc.* (Internet)	5,704	188,289
Ecolab, Inc. (Chemicals)	1,104	35,725
Electronic Arts, Inc.* (Software)	1,472	83,330
Eli Lilly & Co. (Pharmaceuticals)	5,336	297,269

Common Stocks, continued
	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	2,024	$126,763
EOG Resources, Inc. (Oil & Gas)	1,104	62,707
Equifax, Inc. (Commercial Services)	552	19,712
Express Scripts, Inc.* (Pharmaceuticals)	736	36,785
Exxon Mobil Corp. (Oil & Gas)	29,624	1,702,492
Federated Investors, Inc.—Class B (Diversified Financial Services)	368	11,044
First Data Corp. (Software)	3,680	147,715
Fluor Corp. (Engineering & Construction)	368	21,193
Forest Laboratories, Inc.* (Pharmaceuticals)	1,656	64,336
Fortune Brands, Inc. (Household Products/Wares)	736	65,357
Franklin Resources, Inc. (Diversified Financial Services)	920	70,822
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	920	34,445
Gateway, Inc.* (Computers)	1,288	4,250
General Electric Co. (Miscellaneous Manufacturing)	49,312	1,708,661
General Mills, Inc. (Food)	1,656	77,484
Genzyme Corp.* (Biotechnology)	1,104	66,339
Gilead Sciences, Inc.* (Pharmaceuticals)	2,024	89,036
Gillette Co. (Cosmetics/Personal Care)	4,600	232,898
Guidant Corp. (Healthcare—Products)	1,472	99,066
H & R Block, Inc. (Commercial Services)	736	42,946
Halliburton Co. (Oil & Gas Services)	2,392	114,385
Harley-Davidson, Inc. (Leisure Time)	1,288	63,885
Harrah’s Entertainment, Inc. (Lodging)	920	66,305
HCA, Inc. (Healthcare—Services)	2,024	114,700
Heinz (H.J.) Co. (Food)	1,656	58,656
Hercules, Inc.* (Chemicals)	552	7,811
Hershey Foods Corp. (Food)	920	57,132
Hilton Hotels Corp. (Lodging)	1,840	43,884
Home Depot, Inc. (Retail)	9,936	386,511
Hospira, Inc.* (Pharmaceuticals)	736	28,704
IMS Health, Inc. (Software)	1,104	27,346
Intel Corp. (Semiconductors)	28,704	748,025
International Business Machines Corp. (Computers)	7,544	559,766
International Flavors & Fragrances, Inc. (Chemicals)	368	13,329
International Game Technology (Entertainment)	1,656	46,616
Intuit, Inc.* (Software)	920	41,501
Johnson & Johnson (Healthcare—Products)	13,800	896,999
Kellogg Co. (Food)	1,656	73,593
Kimberly-Clark Corp. (Household Products/Wares)	2,208	138,198
Kinder Morgan, Inc. (Pipelines)	552	45,926
Lexmark International, Inc.—Class A* (Computers)	552	35,786
Limited, Inc. (Retail)	1,840	39,413
Linear Technology Corp. (Semiconductors)	1,472	54,008
Lockheed Martin Corp. (Aerospace/Defense)	1,840	119,361
Lowe’s Cos., Inc. (Retail)	3,496	203,537
Lucent Technologies, Inc.* (Telecommunications)	20,608	59,969
Marriott International, Inc.—Class A (Lodging)	920	62,762
Maxim Integrated Products, Inc. (Semiconductors)	1,472	56,245
Maytag Corp. (Home Furnishings)	368	5,763

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
McCormick & Co., Inc. (Food)	552	$18,039
McGraw-Hill Cos., Inc. (Media)	1,656	73,278
MedImmune, Inc.* (Biotechnology)	1,104	29,499
Medtronic, Inc. (Healthcare—Products)	5,704	295,410
Merck & Co., Inc. (Pharmaceuticals)	10,304	317,363
Mercury Interactive Corp.* (Software)	368	14,116
Meredith Corp. (Media)	184	9,027
Microsoft Corp. (Software)	46,736	1,160,923
Millipore Corp.* (Biotechnology)	184	10,438
Monster Worldwide, Inc.* (Internet)	552	15,831
Moody’s Corp. (Commercial Services)	1,288	57,908
National Semiconductor Corp. (Semiconductors)	1,656	36,482
Network Appliance, Inc.* (Computers)	1,656	46,815
Newell Rubbermaid, Inc. (Housewares)	1,288	30,706
NIKE, Inc.—Class B (Apparel)	1,104	95,606
Nordstrom, Inc. (Retail)	552	37,519
NVIDIA Corp.* (Semiconductors)	736	19,666
Omnicom Group, Inc. (Advertising)	920	73,471
Oracle Corp.* (Software)	20,608	272,027
Parametric Technology Corp.* (Software)	1,288	8,217
Paychex, Inc. (Commercial Services)	1,656	53,886
PepsiCo, Inc. (Beverages)	7,728	416,771
Pitney Bowes, Inc. (Office/Business Equipment)	1,104	48,079
PMC-Sierra, Inc.* (Semiconductors)	920	8,584
Praxair, Inc. (Chemicals)	1,472	68,595
Procter & Gamble Co. (Cosmetics/Personal Care)	11,408	601,772
Progressive Corp. (Insurance)	920	90,905
Qualcomm, Inc. (Telecommunications)	7,544	249,027
Quest Diagnostics, Inc. (Healthcare—Services)	736	39,207
Qwest Communications International, Inc.* (Telecommunications)	7,728	28,671
RadioShack Corp. (Retail)	736	17,053
Robert Half International, Inc. (Commercial Services)	736	18,378
Rockwell Collins, Inc. (Aerospace/Defense)	736	35,092
Rockwell International Corp. (Machinery—Diversified)	736	35,851
Sara Lee Corp. (Food)	3,680	72,901
Schering-Plough Corp. (Pharmaceuticals)	6,808	129,760
Schlumberger, Ltd. (Oil & Gas Services)	2,760	209,595
Schwab (Diversified Financial Services)	5,336	60,190
Sherwin-Williams Co. (Chemicals)	552	25,994
Simon Property Group, Inc. (Real Estate Investment Trust)	1,104	80,029
SLM Corp. (Diversified Financial Services)	2,024	102,819
St. Jude Medical, Inc.* (Healthcare—Products)	1,656	72,218
Staples, Inc. (Retail)	3,496	74,535
Starbucks Corp.* (Retail)	1,840	95,054
Stryker Corp. (Healthcare—Products)	1,656	78,759
Sunoco, Inc. (Oil & Gas)	368	41,834
Symantec Corp.* (Internet)	3,312	72,003
Sysco Corp. (Food)	2,944	106,543
T. Rowe Price Group, Inc. (Diversified Financial Services)	552	34,555
Target Corp. (Retail)	4,048	220,252
Texas Instruments, Inc. (Semiconductors)	7,728	216,925

Common Stocks, continued
	Shares	Value
The AES Corp.* (Electric)	2,944	$48,223
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	736	10,966
The Pepsi Bottling Group, Inc. (Beverages)	920	26,321
TJX Cos., Inc. (Retail)	2,208	53,765
TXU Corp. (Electric)	1,104	91,731
United Parcel Service, Inc.—Class B (Transportation)	5,152	356,312
United Technologies Corp. (Aerospace/Defense)	4,784	245,658
UnitedHealth Group, Inc. (Healthcare—Services)	5,888	307,000
UST, Inc. (Agriculture)	736	33,606
Visteon Corp. (Auto Parts & Equipment)	552	3,329
Wal-Mart Stores, Inc. (Retail)	15,456	744,980
Walgreen Co. (Retail)	4,784	220,016
Waters Corp.* (Electronics)	552	20,518
Wrigley (Wm.) Jr. Co. (Food)	920	63,333
Wyeth (Pharmaceuticals)	6,256	278,392
Xilinx, Inc. (Semiconductors)	1,656	42,228
XTO Energy, Inc. (Oil & Gas)	1,656	56,287
Yahoo!, Inc.* (Internet)	6,072	210,395
YUM! Brands, Inc. (Retail)	1,288	67,079
Zimmer Holdings, Inc.* (Healthcare—Products)	1,104	84,092

TOTAL COMMON STOCKS (Cost $23,218,898)		24,826,802

Repurchase Agreements (0.6%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $156,012 (Collateralized by $158,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $158,705)	$156,000	156,000

TOTAL REPURCHASE AGREEMENTS (Cost $156,000)		156,000

TOTAL INVESTMENT SECURITIES (Cost $23,374,898)—100.0%		24,982,802
Net other assets (liabilities)—0.0%		12,109

NET ASSETS—100.0%		$24,994,911

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $119,500)	2	$(900)

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30 2005:

Advertising	0.3%
Aerospace/Defense	2.6%
Agriculture	2.6%
Airlines	NM
Apparel	0.6%
Auto Parts & Equipment	0.1%
Beverages	4.3%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	1.0%
Computers	4.9%
Cosmetics/Personal Care	4.2%
Diversified Financial Services	2.3%
Electric	0.6%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.3%
Hand/Machine Tools	0.1%
Healthcare—Products	7.5%
Healthcare—Services	1.8%
Home Furnishings	NM
Household Products/Wares	1.1%

Housewares	0.1%
Internet	1.9%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.7%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	0.1%
Media	0.4%
Mining	0.1%
Miscellaneous Manufacturing	8.1%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	7.5%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	9.6%
Semiconductors	5.3%
Software	8.0%
Telecommunications	4.2%
Transportation	1.4%
Other**	0.6%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.0%)
	Shares	Value
3Com Corp.* (Telecommunications)	107,114	$389,895
99 Cents Only Stores* (Retail)	16,395	208,380
Acxiom Corp. (Software)	24,046	502,080
Adesa, Inc. (Commercial Services)	25,139	547,276
Advanced Medical Optics, Inc.* (Healthcare—Products)	18,581	738,595
AGCO Corp.* (Machinery—Diversified)	25,139	480,657
AGL Resources, Inc. (Gas)	21,860	844,889
Airgas, Inc. (Chemicals)	19,674	485,358
AirTran Holdings, Inc.* (Airlines)	24,046	221,945
Alaska Air Group, Inc.* (Airlines)	7,651	227,617
Albemarle Corp. (Chemicals)	13,116	478,341
Alexander & Baldwin, Inc. (Transportation)	12,023	557,266
Alliant Energy Corp. (Electric)	32,790	923,039
Allmerica Financial Corp.* (Insurance)	15,302	567,551
AMB Property Corp. (REIT)	22,953	996,849
American Financial Group, Inc. (Insurance)	16,395	549,560
American Greetings Corp.—Class A (Household Products/Wares)	18,581	492,397
AmeriCredit Corp.* (Diversified Financial Services)	41,534	1,059,117
Amerus Group Co. (Insurance)	10,930	525,187
AnnTaylor Stores Corp.* (Retail)	20,767	504,223
Aquila, Inc.* (Electric)	67,766	244,635
Arrow Electronics, Inc.* (Electronics)	32,790	890,576
ArvinMeritor, Inc. (Auto Parts & Equipment)	19,674	350,000
Associated Banc-Corp (Banks)	36,069	1,214,083
Astoria Financial Corp. (Savings & Loans)	28,418	809,060
Atmel Corp.* (Semiconductors)	125,695	297,897
Avnet, Inc.* (Electronics)	33,883	763,384
Avocent Corp.* (Internet)	14,209	371,423
Bandag, Inc. (Auto Parts & Equipment)	4,372	201,331
Banta Corp. (Commercial Services)	6,558	297,471
Barnes & Noble, Inc.* (Retail)	17,488	678,534
Belo Corp.—Class A (Media)	29,511	707,379
BJ’s Wholesale Club, Inc.* (Retail)	18,581	603,697
Black Hills Corp. (Electric)	8,744	322,216
Blyth, Inc. (Household Products/Wares)	9,837	275,928
Bob Evans Farms, Inc. (Retail)	9,837	229,399
Borders Group, Inc. (Retail)	19,674	497,949
BorgWarner, Inc. (Auto Parts & Equipment)	15,302	821,258
Bowater, Inc. (Forest Products & Paper)	15,302	495,326
Cabot Corp. (Chemicals)	17,488	577,104
Cabot Microelectronics Corp.* (Chemicals)	6,558	190,116
Cadence Design Systems, Inc.* (Computers)	76,510	1,045,127
Callaway Golf Co. (Leisure Time)	19,674	303,570
CBRL Group, Inc. (Retail)	13,116	509,688
Ceridian Corp.* (Computers)	41,534	809,082
Charles River Laboratories International, Inc.* (Biotechnology)	18,581	896,533
CheckFree Corp.* (Internet)	24,046	819,007
Commerce Bancorp, Inc. (Banks)	44,813	1,358,282
Commscope, Inc.* (Telecommunications)	14,209	247,379
Community Health Systems, Inc.* (Healthcare—Services)	18,581	702,176
Constellation Brands, Inc.* (Beverages)	57,929	1,708,906
Cooper Cameron Corp.* (Oil & Gas Services)	15,302	949,489
Crane Co. (Miscellaneous Manufacturing)	15,302	402,443
Credence Systems Corp.* (Semiconductors)	25,139	227,508
Cytec Industries, Inc. (Chemicals)	12,023	478,515

Common Stocks, continued
	Shares	Value
D.R. Horton, Inc. (Home Builders)	81,975	$3,083,079
Dean Foods Co.* (Food)	41,534	1,463,658
Duquesne Light Holdings, Inc. (Electric)	21,860	408,345
Dycom Industries, Inc.* (Engineering & Construction)	13,116	259,828
Edwards (A.G.), Inc. (Diversified Financial Services)	21,860	986,979
Emmis Communications Corp.* (Media)	8,744	154,506
Energy East Corp. (Electric)	41,534	1,203,655
Ensco International, Inc. (Oil & Gas)	42,627	1,523,915
Entercom Communications Corp.* (Media)	12,023	400,246
Everest Re Group, Ltd. (Insurance)	15,302	1,423,086
Fair Isaac Corp. (Software)	18,581	678,207
Fairchild Semiconductor International, Inc.* (Semiconductors)	32,790	483,653
Federal Signal Corp. (Miscellaneous Manufacturing)	13,116	204,610
Ferro Corp. (Chemicals)	12,023	238,777
Fidelity National Financial, Inc. (Insurance)	48,092	1,716,403
First American Financial Corp. (Insurance)	24,046	965,206
FirstMerit Corp. (Banks)	22,953	599,303
Flowserve Corp.* (Machinery—Diversified)	15,302	463,039
FMC Corp.* (Chemicals)	10,930	613,610
Foot Locker, Inc. (Retail)	43,720	1,190,057
Forest Oil Corp.* (Oil & Gas)	15,302	642,684
Furniture Brands International, Inc. (Home Furnishings)	15,302	330,676
GATX Corp. (Trucking & Leasing)	14,209	490,211
Glatfelter (Forest Products & Paper)	10,930	135,532
Granite Construction, Inc. (Engineering & Construction)	9,837	276,420
Great Plains Energy, Inc. (Electric)	20,767	662,260
Greater Bay Bancorp (Banks)	14,209	374,691
Hanover Compressor Co.* (Oil & Gas Services)	21,860	251,609
Harrah’s Entertainment, Inc. (Lodging)	923	66,521
Hawaiian Electric Industries, Inc. (Electric)	22,953	615,370
HCC Insurance Holdings, Inc. (Insurance)	19,674	745,054
Helmerich & Payne, Inc. (Oil & Gas)	14,209	666,686
Hibernia Corp. (Banks)	43,720	1,450,629
Highwoods Properties, Inc. (REIT)	15,302	455,388
Horace Mann Educators Corp. (Insurance)	12,023	226,273
Hospitality Properties Trust (REIT)	18,581	818,865
IDACORP, Inc. (Electric)	12,023	368,264
Imation Corp. (Computers)	9,837	381,577
Independence Community Bank Corp. (Savings & Loans)	21,860	807,290
IndyMac Bancorp, Inc. (Diversified Financial Services)	17,488	712,286
Integrated Device Technology, Inc.* (Semiconductors)	29,511	317,243
International Rectifier Corp.* (Semiconductors)	17,488	834,527
Intersil Corp.—Class A (Semiconductors)	42,627	800,109
Invitrogen Corp.* (Biotechnology)	14,209	1,183,467
Jefferies Group, Inc. (Diversified Financial Services)	14,209	538,379
JM Smucker Co. (Food)	16,395	769,581
Keane, Inc.* (Software)	15,302	209,637
Kelly Services, Inc.—Class A (Commercial Services)	7,651	219,125
KEMET Corp.* (Electronics)	24,046	151,490

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Kennametal, Inc. (Hand/Machine Tools)	10,930	$501,141
Krispy Kreme Doughnuts, Inc.* (Retail)	17,488	121,716
LaBranche & Co., Inc.* (Diversified Financial Services)	16,395	103,289
Lattice Semiconductor Corp.* (Semiconductors)	31,697	140,735
Lear Corp. (Auto Parts & Equipment)	18,581	675,977
Lee Enterprises, Inc. (Media)	13,116	525,820
Lennar Corp.—Class A (Home Builders)	40,441	2,565,981
Leucadia National Corp. (Holding Companies—Diversified)	26,232	1,013,342
Liberty Property Trust (REIT)	24,046	1,065,477
Longview Fibre Co. (Forest Products & Paper)	14,209	291,995
Lubrizol Corp. (Chemicals)	18,581	780,588
Lyondell Chemical Co. (Chemicals)	61,208	1,617,114
Mack-Cali Realty Corp. (REIT)	15,302	693,181
Macrovision Corp.* (Entertainment)	14,209	320,271
Manpower, Inc. (Commercial Services)	25,139	1,000,029
Martin Marietta Materials (Building Materials)	13,116	906,578
McDATA Corp.—Class A* (Computers)	43,720	174,880
MDU Resources Group, Inc. (Electric)	32,790	923,694
Media General, Inc.—Class A (Media)	6,558	424,696
Mentor Graphics Corp.* (Computers)	21,860	224,065
Mercantile Bankshares Corp. (Banks)	21,860	1,126,446
Millennium Pharmaceuticals, Inc.* (Biotechnology)	85,254	790,305
Minerals Technologies, Inc. (Chemicals)	5,465	336,644
Modine Manufacturing Co. (Auto Parts & Equipment)	8,744	284,705
Mohawk Industries, Inc.* (Textiles)	16,395	1,352,588
MPS Group, Inc.* (Commercial Services)	28,418	267,698
National Fuel Gas Co. (Pipelines)	21,860	631,973
New Plan Excel Realty Trust, Inc. (REIT)	28,418	772,117
New York Community Bancorp (Savings & Loans)	67,766	1,227,920
Newfield Exploration Co.* (Oil & Gas)	34,976	1,395,193
Newport Corp.* (Telecommunications)	12,023	166,639
Noble Energy, Inc. (Oil & Gas)	24,046	1,819,079
Northeast Utilities System (Electric)	36,069	752,399
NSTAR (Electric)	29,511	909,824
OGE Energy Corp. (Electric)	25,139	727,523
Ohio Casualty Corp. (Insurance)	17,488	422,860
Old Republic International Corp. (Insurance)	51,371	1,299,173
Omnicare, Inc. (Pharmaceuticals)	29,511	1,252,151
ONEOK, Inc. (Gas)	28,418	927,848
Overseas Shipholding Group, Inc. (Transportation)	9,837	586,777
PacifiCare Health Systems, Inc.* (Healthcare—Services)	24,046	1,718,087
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	9,837	312,915
Payless ShoeSource, Inc.* (Retail)	18,581	356,755
Pepco Holdings, Inc. (Electric)	52,464	1,255,988
PepsiAmericas, Inc. (Beverages)	29,511	757,252
Perrigo Co. (Pharmaceuticals)	25,139	350,438
Pier 1 Imports, Inc. (Retail)	24,046	341,213
Pioneer Natural Resources Co. (Oil & Gas)	40,441	1,701,757
Plexus Corp.* (Electronics)	12,023	171,087
PMI Group, Inc. (Insurance)	26,232	1,022,523
PNM Resources, Inc. (Electric)	19,674	566,808
Pogo Producing Co. (Oil & Gas)	17,488	907,977

Common Stocks, continued
	Shares	Value
Polycom, Inc.* (Telecommunications)	27,325	$407,416
Potlatch Corp. (Forest Products & Paper)	7,651	400,377
Powerwave Technologies, Inc.* (Telecommunications)	27,325	279,262
Pride International, Inc.* (Oil & Gas)	40,441	1,039,334
Protective Life Corp. (Insurance)	19,674	830,636
Puget Energy, Inc. (Electric)	27,325	638,859
Quanta Services, Inc.* (Commercial Services)	27,325	240,460
Radian Group, Inc. (Insurance)	24,046	1,135,452
Raymond James Financial Corp. (Diversified Financial Services)	18,581	524,913
Regis Corp. (Retail)	12,023	469,859
Rent-A-Center, Inc.* (Commercial Services)	19,674	458,207
RF Micro Devices, Inc.* (Telecommunications)	52,464	284,880
RPM, Inc. (Chemicals)	32,790	598,745
RSA Security, Inc.* (Internet)	19,674	225,858
Ruddick Corp. (Food)	12,023	306,947
Saks, Inc.* (Retail)	39,348	746,432
SanDisk Corp.* (Computers)	50,278	1,193,098
SCANA Corp. (Electric)	31,697	1,353,778
Scholastic Corp.* (Media)	10,930	421,352
Sensient Technologies Corp. (Chemicals)	13,116	270,321
Sequa Corp.—Class A* (Aerospace/Defense)	2,186	144,648
Sierra Pacific Resources* (Electric)	32,790	408,236
Smithfield Foods, Inc.* (Food)	28,418	774,959
Sonoco Products Co. (Packaging & Containers)	27,325	724,113
SPX Corp. (Miscellaneous Manufacturing)	20,767	954,866
StanCorp Financial Group, Inc. (Insurance)	7,651	585,914
Steel Dynamics, Inc. (Iron/Steel)	12,023	315,604
STERIS Corp. (Healthcare—Products)	19,674	506,999
Storage Technology Corp.* (Computers)	29,511	1,070,954
Swift Transportation Co., Inc.* (Transportation)	17,488	407,296
Synopsys, Inc.* (Computers)	40,441	674,151
Tech Data Corp.* (Distribution/Wholesale)	16,395	600,221
Tecumseh Products Co. (Machinery—Diversified)	5,465	149,960
Teleflex, Inc. (Miscellaneous Manufacturing)	10,930	648,914
Telephone & Data Systems, Inc. (Telecommunications)	30,604	1,248,948
Texas Regional Bancshares, Inc.—Class A (Banks)	10,930	333,146
The Brink’s Co. (Miscellaneous Manufacturing)	15,302	550,872
The Colonial BancGroup, Inc. (Banks)	43,720	964,463
The Scotts Co.—Class A* (Household Products/Wares)	7,651	544,827
Thomas & Betts Corp.* (Electronics)	16,395	462,995
Tidewater, Inc. (Oil & Gas Services)	16,395	624,977
Triad Hospitals, Inc.* (Healthcare—Services)	22,953	1,254,152
Trinity Industries, Inc. (Miscellaneous Manufacturing)	12,023	385,097
TriQuint Semiconductor, Inc.* (Semiconductors)	38,255	127,389
Tyson Foods, Inc.—Class A (Food)	84,161	1,498,066
United Rentals, Inc.* (Commercial Services)	19,674	397,612
Unitrin, Inc. (Insurance)	16,395	804,995
Universal Corp. (Agriculture)	7,651	334,961
UTStarcom, Inc.* (Telecommunications)	29,511	221,037
Valspar Corp. (Chemicals)	14,209	686,153
Varian, Inc.* (Electronics)	9,837	371,740
Vectren Corp. (Gas)	20,767	596,636
Vishay Intertechnology, Inc.* (Electronics)	50,278	596,800
W.R. Berkley Corp. (Insurance)	32,790	1,169,947

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Washington Federal, Inc. (Savings & Loans)	24,046	$565,562
Weatherford International, Ltd.* (Oil & Gas Services)	38,255	2,218,025
Webster Financial Corp. (Banks)	15,302	714,450
Werner Enterprises, Inc. (Transportation)	17,488	343,464
Westar Energy, Inc. (Electric)	24,046	577,825
Westwood One, Inc. (Media)	24,046	491,260
WGL Holdings, Inc. (Gas)	13,116	441,222
Wisconsin Energy Corp. (Electric)	32,790	1,278,810
Worthington Industries, Inc. (Metal Fabricate/Hardware)	21,860	345,388
WPS Resources Corp. (Electric)	10,930	614,813
Yellow Roadway Corp.* (Transportation)	16,395	832,866
York International Corp. (Building Materials)	12,023	456,874

TOTAL COMMON STOCKS (Cost $136,138,858)		148,590,323

TOTAL INVESTMENT SECURITIES (Cost $136,138,858)—100.0%		148,590,323
Net other assets (liabilities)—NM		50,666

NET ASSETS—100.0%		$148,640,989

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $137,680)	2	$935

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.3%
Auto Parts & Equipment	1.6%
Banks	5.6%
Beverages	1.7%
Biotechnology	1.9%
Building Materials	0.9%

Chemicals	5.0%
Commercial Services	2.3%
Computers	3.7%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.6%
Electric	10.0%
Electronics	2.3%
Engineering & Construction	0.4%
Entertainment	0.2%
Food	3.2%
Forest Products & Paper	0.9%
Gas	1.9%
Hand/Machine Tools	0.3%
Healthcare—Products	0.8%
Healthcare—Services	2.5%
Holding Companies—Diversified	0.7%
Home Builders	3.8%
Home Furnishings	0.2%
Household Products/Wares	0.9%
Insurance	9.5%
Internet	1.0%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	NM
Machinery—Diversified	0.7%
Media	2.1%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	2.1%
Oil & Gas	6.6%
Oil & Gas Services	2.7%
Packaging & Containers	0.5%
Pharmaceuticals	1.3%
Pipelines	0.4%
Real Estate Investment Trust	3.2%
Retail	4.3%
Savings & Loans	2.3%
Semiconductors	2.2%
Software	0.9%
Telecommunications	2.2%
Textiles	0.9%
Transportation	1.8%
Trucking & Leasing	0.3%
Other**	NM

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.1%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	8,136	$558,943
Activision, Inc.* (Software)	18,984	313,616
ADTRAN, Inc. (Telecommunications)	6,328	156,871
Advance Auto Parts, Inc.* (Retail)	6,780	437,649
Advent Software, Inc.* (Software)	2,712	54,945
Aeropostale, Inc.* (Retail)	4,972	167,059
Alliance Data Systems Corp.* (Commercial Services)	6,328	256,664
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,616	255,289
American Eagle Outfitters, Inc. (Retail)	13,108	401,760
Ametek, Inc. (Electrical Components & Equipment)	6,328	264,827
Amphenol Corp.—Class A (Electronics)	8,136	326,823
Anteon International Corp.* (Computers)	3,164	144,342
Applebee’s International, Inc. (Retail)	7,684	203,549
Apria Healthcare Group, Inc.* (Healthcare—Services)	4,520	156,573
Aqua America, Inc. (Water)	9,040	268,850
Arch Coal, Inc. (Coal)	5,876	320,066
Arthur J. Gallagher & Co. (Insurance)	8,588	232,992
Bank of Hawaii Corp. (Banks)	4,972	252,329
Barr Laboratories, Inc.* (Pharmaceuticals)	8,588	418,579
Beckman Coulter, Inc. (Healthcare—Products)	5,876	373,537
Boyd Gaming Corp. (Lodging)	6,328	323,551
Brinker International, Inc.* (Retail)	8,136	325,847
Brown & Brown, Inc. (Insurance)	5,876	264,068
C.H. Robinson Worldwide, Inc. (Transportation)	8,136	473,515
Career Education Corp.* (Commercial Services)	9,492	347,503
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,712	186,125
Carmax, Inc.* (Retail)	9,944	265,008
Catalina Marketing Corp. (Advertising)	4,520	114,853
CDW Corp. (Distribution/Wholesale)	6,780	387,070
Cephalon, Inc.* (Pharmaceuticals)	5,424	215,929
Certegy, Inc. (Software)	5,876	224,581
Cheesecake Factory, Inc.* (Retail)	7,232	251,167
Chico’s FAS, Inc.* (Retail)	16,724	573,299
Choicepoint, Inc.* (Commercial Services)	8,588	343,950
Church & Dwight, Inc. (Household Products/Wares)	5,876	212,711
Cincinnati Bell, Inc.* (Telecommunications)	23,052	99,124
City National Corp. (Banks)	4,068	291,716
Claire’s Stores, Inc. (Retail)	9,492	228,283
CNF, Inc. (Transportation)	4,972	223,243
Cognizant Technology Solutions Corp.* (Computers)	12,656	596,476
Copart, Inc.* (Retail)	7,684	182,879
Corinthian Colleges, Inc.* (Commercial Services)	8,588	109,669
Covance, Inc.* (Healthcare—Services)	5,876	263,656
Coventry Health Care, Inc.* (Healthcare—Services)	9,944	703,538
Cree Research, Inc.* (Semiconductors)	7,232	184,199
Crompton Corp. (Chemicals)	10,848	153,499
CSG Systems International, Inc.* (Software)	4,520	85,790
Cullen/Frost Bankers, Inc. (Banks)	4,520	215,378
Cypress Semiconductor Corp.* (Semiconductors)	12,204	153,648
CYTYC Corp.* (Healthcare—Products)	10,848	239,307
Deluxe Corp. (Commercial Services)	4,520	183,512
DENTSPLY International, Inc. (Healthcare—Products)	7,232	390,528
Developers Diversified Realty Corp. (REIT)	9,944	457,026
DeVry, Inc.* (Commercial Services)	5,876	116,932

Common Stock, continued
	Shares	Value
Diebold, Inc. (Computers)	6,780	$305,846
Dollar Tree Stores, Inc.* (Retail)	9,944	238,656
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,232	219,347
DPL, Inc. (Electric)	11,752	322,592
DST Systems, Inc.* (Computers)	7,232	338,458
Dun & Bradstreet Corp.* (Software)	6,328	390,121
Eaton Vance Corp. (Diversified Financial Services)	12,204	291,798
Education Management Corp.* (Commercial Services)	6,328	213,443
Edwards Lifesciences Corp.* (Healthcare—Products)	5,424	233,340
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,780	421,512
Equitable Resources, Inc. (Pipelines)	5,876	399,568
Expeditors International of Washington, Inc. (Transportation)	9,944	495,310
F5 Networks, Inc.* (Internet)	3,616	170,802
Fastenal Co. (Distribution/Wholesale)	6,328	387,653
FMC Technologies, Inc.* (Oil & Gas Services)	6,328	202,306
Gartner Group, Inc.* (Commercial Services)	8,136	86,404
Gen-Probe, Inc.* (Healthcare—Products)	4,520	163,760
Gentex Corp. (Electronics)	14,464	263,245
Graco, Inc. (Machinery—Diversified)	6,328	215,595
Grant Prideco, Inc.* (Oil & Gas Services)	11,752	310,840
GTECH Holdings Corp. (Entertainment)	10,848	317,195
Harman International Industries, Inc. (Home Furnishings)	5,876	478,071
Harris Corp. (Telecommunications)	12,656	394,994
Harsco Corp. (Miscellaneous Manufacturing)	4,068	221,909
Harte-Hanks, Inc. (Advertising)	6,780	201,570
Health Net, Inc.* (Healthcare—Services)	10,396	396,711
Henry Schein, Inc.* (Healthcare—Products)	8,136	337,807
Herman Miller, Inc. (Office Furnishings)	6,780	209,095
Hillenbrand Industries, Inc. (Healthcare—Products)	5,424	274,183
HNI Corp. (Office Furnishings)	4,972	254,318
Hormel Foods Corp. (Food)	9,944	291,658
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	4,520	294,704
Hubbell, Inc.—Class B (Electrical Components & Equipment)	5,876	259,132
INAMED Corp.* (Healthcare—Products)	3,164	211,893
Integrated Circuit Systems, Inc.* (Semiconductors)	6,328	130,610
International Speedway Corp. (Entertainment)	4,068	228,866
Investors Financial Services Corp. (Banks)	6,328	239,325
ITT Educational Services, Inc.* (Commercial Services)	4,520	241,458
IVAX Corp.* (Pharmaceuticals)	21,696	466,464
J.B. Hunt Transport Services, Inc. (Transportation)	12,656	244,261
Jack Henry & Associates, Inc. (Computers)	7,684	140,694
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,424	305,154
JetBlue Airways Corp.* (Airlines)	9,040	184,778
Korn/Ferry International* (Commercial Services)	3,164	56,161
Lam Research Corp.* (Semiconductors)	13,108	379,346
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,712	116,399

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stock, continued
	Shares	Value
Laureate Education, Inc.* (Commercial Services)	4,520	$216,327
Legg Mason, Inc. (Diversified Financial Services)	10,396	1,082,327
LifePoint Hospitals, Inc.* (Healthcare—Services)	4,972	251,185
Lincare Holdings, Inc.* (Healthcare—Services)	9,040	369,194
LTX Corp.* (Semiconductors)	5,876	29,145
Macromedia, Inc.* (Internet)	7,232	276,407
Martek Biosciences Corp.* (Biotechnology)	3,164	120,074
McAfee, Inc.* (Internet)	15,368	402,334
Michaels Stores, Inc. (Retail)	12,656	523,579
Micrel, Inc.* (Semiconductors)	7,232	83,313
Microchip Technology, Inc. (Semiconductors)	19,436	575,694
Moneygram International, Inc. (Software)	8,136	155,560
Murphy Oil Corp. (Oil & Gas)	16,272	849,886
National Instruments Corp. (Computers)	6,328	134,154
Nordson Corp. (Machinery—Diversified)	3,164	108,462
O’Reilly Automotive, Inc.* (Retail)	9,944	296,431
Olin Corp. (Chemicals)	6,780	123,667
Outback Steakhouse, Inc. (Retail)	6,328	286,279
Pacific Sunwear of California, Inc.* (Retail)	7,232	166,264
Packaging Corp. of America (Packaging & Containers)	8,136	171,263
Patterson Dental Co.* (Healthcare—Products)	12,656	570,533
Patterson-UTI Energy, Inc. (Oil & Gas)	15,820	440,271
Peabody Energy Corp. (Coal)	11,300	588,052
Pentair, Inc. (Miscellaneous Manufacturing)	9,492	406,352
Petsmart, Inc. (Retail)	13,560	411,546
Plains Exploration & Production Co.* (Oil & Gas)	7,232	256,953
Plantronics, Inc. (Telecommunications)	4,520	164,347
Precision Castparts Corp. (Metal Fabricate/Hardware)	6,328	492,951
Protein Design Labs, Inc.* (Biotechnology)	9,944	200,968
Questar Corp. (Pipelines)	8,136	536,163
Rayonier, Inc. (Forest Products & Paper)	4,520	239,696
Reader’s Digest Association, Inc. (Media)	9,492	156,618
Regency Centers Corp. (REIT)	5,876	336,107
Renal Care Group, Inc.* (Healthcare—Services)	6,328	291,721
Republic Services, Inc. (Environmental Control)	12,204	439,466
Reynolds & Reynolds Co. (Computers)	5,424	146,611
Rollins, Inc. (Commercial Services)	4,520	90,581
Ross Stores, Inc. (Retail)	13,560	392,020
Ruby Tuesday, Inc. (Retail)	5,876	152,188
SEI Investments Co. (Software)	7,684	286,997
Semtech Corp.* (Semiconductors)	6,780	112,887
Sepracor, Inc.* (Pharmaceuticals)	9,944	596,740
Silicon Laboratories, Inc.* (Semiconductors)	4,068	106,622
Smith International, Inc. (Oil & Gas Services)	9,944	633,433
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	4,520	61,924
Stericycle, Inc.* (Environmental Control)	4,068	204,702
SVB Financial Group* (Banks)	3,164	151,556
Sybase, Inc.* (Software)	8,588	157,590
TCF Financial Corp. (Banks)	11,752	304,142
Techne Corp.* (Healthcare—Products)	3,616	166,011
The Neiman Marcus Group, Inc.—Class A (Retail)	4,520	438,078
The Ryland Group, Inc. (Home Builders)	4,520	342,932
The Timberland Co.—Class A* (Apparel)	5,876	227,519

Common Stock, continued
	Shares	Value
Thor Industries, Inc. (Home Builders)	4,068	$127,857
Titan Corp.* (Aerospace/Defense)	8,136	185,013
Toll Brothers, Inc.* (Home Builders)	5,876	596,708
Tootsie Roll Industries, Inc. (Food)	4,068	118,989
Transaction Systems Architect, Inc.* (Software)	3,164	77,929
Tupperware Corp. (Household Products/Wares)	5,424	126,759
United Dominion Realty Trust, Inc. (REIT)	12,656	304,377
Universal Health Services, Inc.—Class B (Healthcare—Services)	5,424	337,264
Urban Outfitters, Inc.* (Retail)	6,328	358,734
Valassis Communications, Inc.* (Commercial Services)	4,520	167,466
Valeant Pharmaceuticals International (Pharmaceuticals)	8,588	151,406
Varian Medical Systems, Inc.* (Healthcare—Products)	12,204	455,575
VCA Antech, Inc.* (Pharmaceuticals)	7,232	175,376
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,588	144,622
Waddell & Reed Financial, Inc. (Diversified Financial Services)	7,684	142,154
Washington Post Co.—Class B (Media)	452	377,434
Weingarten Realty Investors (REIT)	8,136	319,094
Westamerica Bancorporation (Banks)	3,164	167,091
Western Digital Corp.* (Computers)	19,888	266,897
Western Gas Resources, Inc. (Pipelines)	5,876	205,072
Whole Foods Market, Inc. (Food)	6,328	748,602
Williams Sonoma, Inc.* (Retail)	10,848	429,255
Wilmington Trust Corp. (Banks)	6,328	227,871
Wind River Systems, Inc.* (Software)	7,232	113,398
Zebra Technologies Corp.* (Machinery—Diversified)	6,780	296,896

TOTAL COMMON STOCKS (Cost $46,455,507)		50,447,856

Repurchase Agreements (0.3%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05,with a maturity value of $173,013 (Collateralized by $175,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $175,781)	$173,000	173,000

TOTAL REPURCHASE AGREEMENTS (Cost $173,000)		173,000

TOTAL INVESTMENT SECURITIES (Cost $46,628,507)—100.4%		50,620,856
Net other assets (liabilities)—(0.4%)		(201,980)

NET ASSETS—100.0%		$50,418,876

*	Non-income producing security

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $137,680)	2	$935

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.6%
Aerospace/Defense	0.9%
Airlines	0.4%
Apparel	0.5%
Banks	3.7%
Biotechnology	0.9%
Chemicals	0.5%
Coal	1.8%
Commercial Services	4.9%
Computers	4.1%
Distribution/Wholesale	1.5%
Diversified Financial Services	3.0%
Electric	0.6%
Electrical Components & Equipment	1.9%
Electronics	1.2%
Engineering & Construction	0.6%
Entertainment	1.1%
Environmental Control	1.3%
Food	2.3%

Forest Products & Paper	0.5%
Healthcare—Products	6.8%
Healthcare—Services	5.5%
Home Builders	2.7%
Home Furnishings	0.9%
Household Products/Wares	0.7%
Insurance	1.0%
Internet	1.7%
Lodging	0.6%
Machinery—Diversified	1.2%
Media	1.1%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.9%
Oil & Gas	3.1%
Oil & Gas Services	2.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.0%
Pipelines	2.3%
Real Estate Investment Trust	2.8%
Retail	14.5%
Semiconductors	3.5%
Software	3.7%
Telecommunications	1.6%
Transportation	2.8%
Water	0.5%
Other**	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.7%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	2,848	$56,618
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,848	44,030
AAR Corp.* (Aerospace/Defense)	6,764	106,262
ABM Industries, Inc. (Commercial Services)	9,612	187,433
Actel Corp.* (Semiconductors)	5,340	74,226
Action Performance Cos., Inc. (Toys/Games/Hobbies)	3,916	34,539
Acuity Brands, Inc. (Miscellaneous Manufacturing)	9,256	237,787
Adaptec, Inc.* (Telecommunications)	23,852	92,546
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,696	44,771
Aeroflex, Inc.* (Telecommunications)	15,664	131,578
Agilysys, Inc. (Computers)	6,052	95,016
Albany International Corp.—Class A (Machinery—Diversified)	6,764	217,192
Aleris International, Inc.* (Environmental Control)	6,052	136,473
ALLETE, Inc. (Electric)	6,408	319,758
Alliance One International, Inc. (Agriculture)	18,512	111,257
Alpharma, Inc. (Pharmaceuticals)	9,968	144,237
Altiris, Inc.* (Software)	4,984	73,165
Amegy Bancorp, Inc. (Banks)	14,952	334,626
American Italian Pasta Co. (Food)	3,916	82,314
American States Water Co. (Water)	3,560	104,557
Analogic Corp. (Electronics)	2,848	143,311
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,272	129,271
Angelica Corp. (Textiles)	1,780	43,628
Anixter International, Inc.* (Telecommunications)	7,476	277,882
Apogee Enterprises, Inc. (Building Materials)	5,696	87,548
Applica, Inc.* (Home Furnishings)	4,628	14,948
Applied Industrial Technologies, Inc. (Machinery—Diversified)	5,696	183,924
Applied Signal Technology, Inc. (Telecommunications)	2,492	47,448
AptarGroup, Inc. (Miscellaneous Manufacturing)	7,476	379,781
Arch Chemicals, Inc. (Chemicals)	4,984	124,401
Arctic Cat, Inc. (Leisure Time)	3,204	65,778
Arkansas Best Corp. (Transportation)	4,984	158,541
Armor Holdings, Inc.* (Aerospace/Defense)	7,476	296,125
ArQule, Inc.* (Biotechnology)	6,764	43,831
Artesyn Technologies, Inc.* (Electrical Components & Equipment)	8,544	74,333
Ashworth, Inc.* (Apparel)	2,848	25,660
Astec Industries, Inc.* (Machinery—Construction & Mining)	3,916	90,812
Atmos Energy Corp. (Gas)	17,088	492,134
Audiovox Corp.—Class A* (Telecommunications)	4,628	71,734
Avista Corp. (Electric)	10,324	191,923
Axcelis Technologies, Inc.* (Semiconductors)	21,360	146,530
Aztar Corp.* (Lodging)	7,476	256,053
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	11,392	215,878
BankUnited Financial Corp.—Class A (Savings & Loans)	6,052	163,646
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,628	153,187
Bassett Furniture Industries, Inc. (Home Furnishings)	2,492	46,999
Bel Fuse, Inc.—Class B (Electronics)	2,492	76,156
Belden, Inc. (Electrical Components & Equipment)	9,968	211,321
Bell Microproducts, Inc.* (Distribution/Wholesale)	6,052	56,889

Common Stocks, continued
	Shares	Value
Benchmark Electronics, Inc.* (Electronics)	8,900	$270,739
Black Box Corp. (Telecommunications)	3,560	126,024
Boston Private Financial Holdings, Inc. (Banks)	6,052	152,510
Bowne & Co., Inc. (Commercial Services)	7,120	102,955
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	3,204	34,443
Briggs & Stratton Corp. (Machinery—Diversified)	11,036	382,067
Brookline Bancorp, Inc. (Savings & Loans)	13,172	214,177
Brooks Automation, Inc.* (Semiconductors)	9,612	142,738
Brooktrout, Inc.—Class B* (Computers)	2,848	31,784
Brown Shoe Co., Inc. (Retail)	3,916	153,311
Brush Engineered Materials, Inc.* (Mining)	3,916	55,842
Buckeye Technologies, Inc.* (Forest Products & Paper)	7,120	56,746
Burlington Coat Factory Warehouse Corp. (Retail)	6,764	288,417
C&D Technologies, Inc. (Electrical Components & Equipment)	5,340	49,075
C-COR.net Corp.* (Telecommunications)	9,968	68,281
Cambrex Corp. (Biotechnology)	5,696	108,508
Capital Automotive (REIT)	8,900	339,713
Captaris, Inc.* (Software)	6,408	26,529
Caraustar Industries, Inc.* (Forest Products & Paper)	6,052	63,546
Carpenter Technology Corp. (Iron/Steel)	5,340	276,611
Carreker Corp.* (Computers)	4,984	27,312
Cascade Natural Gas Corp. (Gas)	2,492	51,086
Casey’s General Stores, Inc. (Retail)	10,680	211,678
Cash America International, Inc. (Retail)	6,052	121,766
Catapult Communications Corp.* (Computers)	2,492	42,514
CDI Corp. (Commercial Services)	3,204	70,232
Central Pacific Financial Corp. (Banks)	6,408	228,125
Central Parking Corp. (Commercial Services)	6,764	93,005
Central Vermont Public Service Corp. (Electric)	2,492	46,102
Century Aluminum Co.* (Mining)	5,696	116,198
CH Energy Group, Inc. (Electric)	3,204	155,811
Checkpoint Systems, Inc.* (Electronics)	7,832	138,626
Chesapeake Corp. (Packaging & Containers)	4,272	89,456
Chittenden Corp. (Banks)	9,968	271,130
Ciber, Inc.* (Computers)	12,460	99,431
Cimarex Energy Co.* (Oil & Gas)	17,088	664,894
CLECO Corp. (Electric)	10,680	230,368
Coachmen Industries, Inc. (Home Builders)	3,204	40,146
Coherent, Inc.* (Electronics)	6,408	230,752
Cohu, Inc. (Semiconductors)	4,628	92,791
Coinstar, Inc.* (Commercial Services)	5,340	121,165
Colonial Properties Trust (REIT)	8,188	360,272
Commercial Federal Corp. (Savings & Loans)	8,188	275,772
Commercial Metals Co. (Metal Fabricate/Hardware)	12,816	305,277
Commercial NET Lease Realty (REIT)	11,036	225,907
Community Bank System, Inc. (Banks)	6,408	156,291
CONMED Corp.* (Healthcare—Products)	6,052	186,220
Consolidated Graphics, Inc.* (Commercial Services)	2,848	116,113
Cooper Cos., Inc. (Healthcare—Products)	9,256	563,319
Corn Products International, Inc. (Food)	16,020	380,635
Cost Plus, Inc.* (Retail)	4,628	115,422
Cross Country Healthcare, Inc.* (Commercial Services)	5,696	96,832

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
CRT Properties, Inc. (REIT)	6,764	$184,657
CTS Corp. (Electronics)	7,832	96,255
Cubic Corp. (Electronics)	4,628	82,101
Curtiss-Wright Corp. (Aerospace/Defense)	4,628	249,681
Cymer, Inc.* (Electronics)	7,832	206,373
Datascope Corp. (Healthcare—Products)	2,848	94,981
Delphi Financial Group, Inc.—Class A (Insurance)	6,408	282,913
Department 56, Inc.* (Toys/Games/Hobbies)	2,848	29,192
Digi International, Inc.* (Software)	4,628	54,888
Dime Community Bancshares, Inc. (Savings & Loans)	7,120	108,224
Ditech Communications Corp.* (Telecommunications)	6,764	43,898
Downey Financial Corp. (Savings & Loans)	4,984	364,828
Dress Barn, Inc.* (Retail)	5,340	120,844
Drill-Quip, Inc.* (Oil & Gas Services)	2,492	72,293
DRS Technologies, Inc. (Aerospace/Defense)	5,696	292,091
DSP Group, Inc.* (Semiconductors)	6,052	144,461
eFunds Corp.* (Software)	9,612	172,920
EGL, Inc.* (Transportation)	9,968	202,550
El Paso Electric Co.* (Electric)	9,968	203,846
Electro Scientific Industries, Inc.* (Electronics)	6,052	108,210
EMCOR Group, Inc.* (Engineering & Construction)	3,204	156,676
Enesco Group, Inc.* (Housewares)	3,204	9,580
Entertainment Properties Trust (REIT)	5,340	245,640
EPIQ Systems, Inc.* (Software)	3,204	52,417
ESS Technology, Inc.* (Semiconductors)	7,476	31,474
Esterline Technologies Corp.* (Aerospace/Defense)	5,340	214,027
Exar Corp.* (Semiconductors)	8,900	132,521
Fedders Corp. (Home Furnishings)	5,696	12,531
FEI Co.* (Electronics)	6,052	138,046
Financial Federal Corp. (Diversified Financial Services)	3,560	137,558
First BanCorp. (Banks)	8,188	328,748
First Republic Bank (Banks)	4,984	176,085
FirstFed Financial Corp.* (Savings & Loans)	3,560	212,212
Flagstar Bancorp, Inc. (Savings & Loans)	9,968	188,694
Fleetwood Enterprises, Inc.* (Home Builders)	11,748	119,242
Fred’s, Inc. (Retail)	8,544	141,660
Fremont General Corp. (Banks)	15,308	372,444
Frontier Airlines, Inc.* (Airlines)	7,476	77,227
Fuller (H.B.) Co. (Chemicals)	6,052	206,131
G & K Services, Inc. (Textiles)	4,628	174,614
Gables Residential Trust (REIT)	6,052	261,628
Gardner Denver, Inc.* (Machinery—Diversified)	5,340	187,327
General Communication, Inc.—Class A* (Telecommunications)	10,680	105,412
Gentiva Health Services, Inc.* (Healthcare—Services)	4,984	89,014
Gerber Scientific, Inc.* (Machinery—Diversified)	4,628	32,211
Glenborough Realty Trust, Inc. (REIT)	7,476	153,931
Global Imaging Systems, Inc.* (Office/Business Equipment)	4,984	158,790
Gold Banc Corp., Inc. (Banks)	8,188	119,135
Goody’s Family Clothing, Inc. (Retail)	5,696	42,008
Green Mountain Power Corp. (Electric)	1,068	31,869
Griffon Corp.* (Miscellaneous Manufacturing)	5,696	126,451
Group 1 Automotive, Inc.* (Retail)	4,984	119,815

Common Stocks, continued
	Shares	Value
Gymboree Corp.* (Apparel)	6,764	$92,396
Haggar Corp. (Apparel)	1,424	28,978
Hain Celestial Group, Inc.* (Food)	7,120	138,840
Hancock Fabrics, Inc. (Retail)	3,916	26,002
Haverty Furniture Cos., Inc. (Retail)	4,984	73,664
Heidrick & Struggles International, Inc.* (Commercial Services)	4,272	111,414
Helix Technology Corp. (Semiconductors)	5,696	75,643
Hilb, Rogal, & Hobbs Co. (Insurance)	7,476	257,174
Hooper Holmes, Inc. (Commercial Services)	13,884	57,619
Hughes Supply, Inc. (Distribution/Wholesale)	13,884	390,140
Hutchinson Technology, Inc.* (Computers)	5,340	205,643
Imagistics International, Inc.* (Office/Business Equipment)	3,560	99,680
Infinity Property & Casualty Corp. (Insurance)	4,272	149,007
Input/Output, Inc.* (Oil & Gas Services)	14,240	89,427
Insight Enterprises, Inc.* (Retail)	10,324	208,338
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	5,696	91,307
Inter-Tel, Inc. (Software)	4,984	92,752
Interface, Inc.—Class A* (Office Furnishings)	10,680	85,974
Internet Security Systems, Inc.* (Internet)	8,900	180,581
Intrado, Inc.* (Telecommunications)	3,560	53,258
Invacare Corp. (Healthcare—Products)	6,764	300,051
Investment Technology Group, Inc.* (Diversified Financial Services)	8,900	187,078
Irwin Financial Corp. (Banks)	4,984	110,595
J & J Snack Foods Corp. (Food)	1,780	93,183
J. Jill Group, Inc.* (Retail)	3,916	53,845
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	5,696	109,420
JDA Software Group, Inc.* (Software)	6,052	68,872
Jo-Ann Stores, Inc.* (Retail)	4,984	131,528
K2, Inc.* (Leisure Time)	9,968	126,395
Kaman Corp.—Class A (Aerospace/Defense)	4,984	89,911
Kansas City Southern Industries, Inc.* (Transportation)	17,444	352,020
Keithley Instruments, Inc. (Electronics)	3,204	49,374
Kellwood Co. (Apparel)	6,052	162,800
Kirby Corp.* (Transportation)	4,984	224,778
Kopin Corp.* (Semiconductors)	14,952	76,255
La-Z-Boy, Inc. (Home Furnishings)	11,036	160,795
Laclede Group, Inc. (Gas)	4,628	146,985
LandAmerica Financial Group, Inc. (Insurance)	3,916	232,493
Landry’s Restaurants, Inc. (Retail)	4,272	128,544
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,424	55,280
Lexington Corporate Properties Trust (REIT)	10,324	250,976
Libbey, Inc. (Housewares)	2,848	45,027
Lindsay Manufacturing Co. (Machinery—Diversified)	2,492	58,761
Linens ‘n Things, Inc.* (Retail)	9,612	227,420
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,916	119,086
Longs Drug Stores Corp. (Retail)	6,764	291,191
Lydall, Inc.* (Miscellaneous Manufacturing)	3,560	30,687
M.D.C. Holdings, Inc. (Home Builders)	8,188	673,463
MAF Bancorp, Inc. (Savings & Loans)	6,408	273,173
MagneTek, Inc.* (Electrical Components & Equipment)	6,052	15,554
Manitowoc Co. (Machinery—Diversified)	6,408	262,856
MapInfo Corp.* (Software)	4,272	44,899
Marcus Corp. (Lodging)	5,696	120,869
Material Sciences Corp.* (Iron/Steel)	2,848	41,467

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Maverick Tube Corp.* (Oil & Gas Services)	8,900	$265,220
Maximus, Inc. (Commercial Services)	4,272	150,759
Meade Instruments Corp.* (Electronics)	3,560	9,932
Mesa Air Group, Inc.* (Airlines) (Electronics)	6,408	42,998
Methode Electronics, Inc.—Class A (Electronics)	7,832	92,966
MIVA, Inc.* (Internet)	6,052	28,081
Mobile Mini, Inc.* (Storage/Warehousing)	3,204	110,474
Monaco Coach Corp. (Home Builders)	6,408	110,154
Moog, Inc.—Class A* (Aerospace/Defense)	7,832	246,630
MRO Software, Inc.* (Software)	4,984	72,816
Multimedia Games, Inc.* (Leisure Time)	5,696	62,713
Myers Industries, Inc. (Miscellaneous Manufacturing)	7,120	89,000
Napster, Inc.* (Software)	9,256	38,875
Nash Finch Co. (Food)	2,848	104,636
National Presto Industries, Inc. (Housewares)	1,068	47,067
NBTY, Inc.* (Pharmaceuticals)	12,816	332,447
NCO Group, Inc.* (Commercial Services)	6,764	146,305
NDCHealth Corp. (Software)	7,476	134,344
Neenah Paper, Inc. (Forest Products & Paper)	3,204	99,228
Network Equipment Technologies, Inc.* (Telecommunications)	5,340	27,554
New Century Financial Corp. (REIT)	11,036	567,803
New Jersey Resources Corp. (Gas)	5,696	274,832
Northwest Natural Gas Co. (Gas)	5,696	217,815
NYFIX, Inc.* (Computers)	6,408	37,871
O’Charley’s, Inc.* (Retail)	4,628	81,730
Oceaneering International, Inc.* (Oil & Gas Services)	5,340	206,391
Offshore Logistics, Inc.* (Transportation)	4,984	163,675
OM Group, Inc.* (Chemicals)	6,052	149,424
On Assignment, Inc.* (Commercial Services)	5,340	26,593
Osteotech, Inc.* (Healthcare—Products)	3,560	13,101
Oxford Industries, Inc. (Apparel)	3,204	137,932
PAREXEL International Corp.* (Commercial Services)	5,696	113,066
Park Electrochemical Corp. (Electronics)	3,916	98,683
Parkway Properties, Inc. (REIT)	2,848	142,428
Paxar Corp.* (Electronics)	8,188	145,337
PC-Tel, Inc.* (Internet)	4,272	33,450
Pegasus Systems, Inc.* (Leisure Time)	3,916	43,663
Penford Corp. (Chemicals)	1,780	28,480
Pep Boys-Manny, Moe & Jack (Retail)	11,748	159,068
Performance Food Group Co.* (Food)	9,968	301,133
Pericom Semiconductor Corp.* (Semiconductors)	5,696	46,365
Phoenix Technologies, Ltd.* (Software)	5,340	41,545
Photon Dynamics, Inc.* (Electronics)	3,560	73,372
Photronics, Inc.* (Semiconductors)	7,120	166,181
Piedmont Natural Gas Co., Inc. (Gas)	16,376	393,352
Pinnacle Entertainment, Inc.* (Entertainment)	8,544	167,121
Pinnacle Systems, Inc.* (Software)	14,952	82,236
Piper Jaffray* (Diversified Financial Services)	4,272	129,997
Planar Systems, Inc.* (Electronics)	3,204	23,549
PolyOne Corp.* (Chemicals)	19,580	129,620
Pope & Talbot, Inc. (Forest Products & Paper)	3,560	39,516
Presidential Life Corp. (Insurance)	5,340	91,367
PRG-Schultz International, Inc.* (Commercial Services)	9,256	26,102
ProAssurance Corp.* (Insurance)	6,052	252,732
Provident Bankshares Corp. (Banks)	7,120	227,199

Common Stocks, continued
	Shares	Value
Quaker Chemical Corp. (Chemicals)	2,136	$37,273
Quanex Corp. (Metal Fabricate/Hardware)	5,340	283,073
RadiSys Corp.* (Computers)	4,272	68,993
Ralcorp Holdings, Inc. (Food)	6,408	263,689
Regal-Beloit Corp. (Hand/Machine Tools)	6,052	176,476
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	10,324	86,618
RehabCare Group, Inc.* (Healthcare—Services)	3,560	95,159
Reliance Steel & Aluminum Co. (Iron/Steel)	6,408	237,545
Rewards Network, Inc.* (Commercial Services)	4,628	24,991
RLI Corp. (Insurance)	4,984	222,286
Robbins & Myers, Inc. (Machinery—Diversified)	2,848	61,260
Rock-Tenn Co. (Forest Products & Paper)	7,120	90,068
RTI International Metals, Inc.* (Mining)	4,628	145,366
Rudolph Technologies, Inc.* (Semiconductors)	3,204	45,913
Russ Berrie & Co., Inc. (Household Products/Wares)	3,560	45,604
Russell Corp. (Apparel)	7,120	145,604
Ryan’s Restaurant Group, Inc.* (Retail)	8,900	124,689
Ryerson Tull, Inc. (Iron/Steel)	5,340	76,202
Sanderson Farms, Inc. (Food)	3,204	145,590
Savient Pharmaceuticals, Inc.* (Biotechnology)	12,816	56,519
SBS Technologies, Inc.* (Electronics)	3,204	29,733
School Specialty, Inc.* (Retail)	4,984	231,756
Schulman (A.), Inc. (Chemicals)	6,408	114,639
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,204	99,741
SCPIE Holdings, Inc.* (Insurance)	2,136	24,329
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,916	251,799
Selective Insurance Group, Inc. (Insurance)	6,052	299,878
SFBC International, Inc.* (Commercial Services)	3,560	137,523
Shaw Group, Inc.* (Engineering & Construction)	16,376	352,247
Shopko Stores, Inc.* (Retail)	6,408	155,778
Skyline Corp. (Home Builders)	1,780	71,075
SkyWest, Inc. (Airlines)	12,104	220,050
Skyworks Solutions, Inc.* (Semiconductors)	33,464	246,630
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	5,340	142,631
Sonic Automotive, Inc. (Retail)	7,476	158,940
Sourcecorp* (Commercial Services)	3,204	63,503
South Financial Group, Inc. (Banks)	15,664	445,172
Southern Union Co.* (Gas)	20,648	506,909
Southwest Gas Corp. (Gas)	7,832	199,794
Sovran Self Storage, Inc. (REIT)	3,560	161,838
Spectrum Brands, Inc.* (Household Products/Wares)	9,256	305,447
Spherion Corp.* (Commercial Services)	13,172	86,935
Spinnaker Exploration Co.* (Oil & Gas)	6,408	227,420
SPSS, Inc.* (Software)	3,560	68,388
Stage Stores, Inc.* (Retail)	3,916	170,738
Standard Microsystems Corp.* (Semiconductors)	3,916	91,556
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,204	42,293
Standard Pacific Corp. (Home Builders)	7,120	626,204
Standard Register Co. (Household Products/Wares)	5,696	90,054
Standex International Corp. (Miscellaneous Manufacturing)	2,492	70,798
StarTek, Inc. (Commercial Services)	2,848	46,764
Steel Technologies, Inc. (Iron/Steel)	2,492	42,115
Sterling Bancshares, Inc. (Banks)	9,612	149,563
Sterling Financial Corp.—Spokane* (Savings & Loans)	4,984	186,402

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Stewart & Stevenson Services, Inc. (Machinery—Diversified)	6,052	$137,138
Stewart Information Services Corp. (Insurance)	3,916	164,472
Stone Energy Corp.* (Oil & Gas)	5,340	261,126
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,984	41,716
Sunrise Assisted Living, Inc.* (Healthcare—Services)	3,916	211,386
Superior Industries International, Inc. (Auto Parts & Equipment)	5,340	126,558
Supertex, Inc.* (Semiconductors)	2,848	50,296
Susquehanna Bancshares, Inc. (Banks)	9,968	245,113
Swift Energy Co.* (Oil & Gas)	6,052	216,783
SWS Group, Inc. (Diversified Financial Services)	3,560	61,161
Symmetricom, Inc.* (Telecommunications)	9,612	99,676
TBC Corp.* (Retail)	4,628	125,558
Technitrol, Inc. (Electronics)	8,544	120,727
Tetra Tech, Inc.* (Environmental Control)	12,104	163,767
Texas Industries, Inc. (Building Materials)	4,628	260,232
The Stride Rite Corp. (Apparel)	7,832	108,003
Theragenics Corp.* (Pharmaceuticals)	6,764	21,780
Thomas Industries, Inc. (Machinery—Diversified)	3,204	128,032
THQ, Inc.* (Software)	8,544	250,083
Timken Co. (Metal Fabricate/Hardware)	19,224	444,075
Tollgrade Communications, Inc.* (Telecommunications)	2,848	21,360
Too, Inc.* (Retail)	7,120	166,394
Tredegar Corp. (Miscellaneous Manufacturing)	7,120	111,072
TreeHouse Foods, Inc.* (Food)	6,408	182,692
Triumph Group, Inc.* (Aerospace/Defense)	3,204	111,371
UICI (Insurance)	8,544	254,355
UIL Holdings Corp. (Electric)	2,848	153,251
Ultratech Stepper, Inc.* (Semiconductors)	4,984	91,207
Umpqua Holdings Corp. (Banks)	9,256	217,886
Unisource Energy Corp. (Electric)	7,476	229,887
United Bankshares, Inc. (Banks)	8,188	291,575
United Stationers, Inc.* (Distribution/Wholesale)	7,120	349,592
Universal Forest Products, Inc. (Building Materials)	3,560	147,562
URS Corp.* (Engineering & Construction)	8,900	332,415
Valmont Industries, Inc. (Metal Fabricate/Hardware)	4,272	110,218
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	7,832	289,784
Veeco Instruments, Inc.* (Semiconductors)	6,052	98,527
Veritas DGC, Inc.* (Oil & Gas Services)	7,120	197,509
Verity, Inc.* (Internet)	7,832	68,687
Viad Corp. (Commercial Services)	4,628	131,158
ViaSat, Inc.* (Telecommunications)	4,984	101,325
Viasys Healthcare, Inc.* (Healthcare—Products)	6,408	144,757
Vital Signs, Inc. (Healthcare—Products)	1,780	77,110
Volt Information Sciences, Inc.* (Commercial Services)	2,492	59,135
W-H Energy Services, Inc.* (Oil & Gas Services)	6,052	150,876
Watts Industries, Inc.—Class A (Electronics)	6,052	202,681
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	11,036	132,211
Wellman, Inc. (Chemicals)	6,764	68,925
Whitney Holding Corp. (Banks)	13,172	429,802

Common Stocks, continued
	Shares	Value
Wilson Greatbatch Technologies, Inc. (Electrical Components & Equipment)	4,628	$110,608
Wintrust Financial Corp. (Banks)	4,984	260,912
Wolverine Tube, Inc.* (Metal Fabricate/Hardware)	3,204	18,807
Woodward Governor Co. (Electronics)	2,136	179,488
X-Rite, Inc. (Electronics)	4,272	49,171
Zale Corp.* (Retail)	10,680	338,450

TOTAL COMMON STOCKS (Cost $49,919,744)		55,975,443

TOTAL INVESTMENT SECURITIES (Cost $49,919,744)—99.7%		55,975,443
Net other assets (liabilities)—0.3%		170,849

NET ASSETS—100.0%		$56,146,292

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30,2005:

Aerospace/Defense	2.9%
Agriculture	0.2%
Airlines	0.6%
Apparel	1.2%
Auto Parts & Equipment	0.3%
Banks	7.9%
Biotechnology	0.5%
Building Materials	0.9%
Chemicals	1.5%
Commercial Services	3.5%
Computers	1.1%
Distribution/Wholesale	1.4%
Diversified Financial Services	0.9%
Electric	2.8%
Electrical Components & Equipment	0.9%
Electronics	4.6%
Engineering & Construction	1.7%
Entertainment	0.3%
Environmental Control	0.5%
Food	3.0%
Forest Products & Paper	1.0%
Gas	4.1%
Hand/Machine Tools	0.3%
Healthcare—Products	2.5%
Healthcare—Services	0.7%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	0.8%
Housewares	0.2%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Insurance	4.0%
Internet	0.6%
Iron/Steel	1.2%
Leisure Time	0.5%
Lodging	0.7%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	2.9%
Media	0.1%
Metal Fabricate/Hardware	2.2%
Mining	0.6%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Office/Business Equipment	0.5%
Oil & Gas	2.4%
Oil & Gas Services	2.2%

Packaging & Containers	0.2%
Pharmaceuticals	0.9%
Real Estate Investment Trust	5.2%
Retail	7.5%
Saving & Loans	4.2%
Semiconductors	3.6%
Software	2.3%
Storage/Warehousing	0.2%
Telecommunications	2.3%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.2%
Other**	0.3%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (98.8%)
	Shares	Value
Aaron Rents, Inc. (Commercial Services)	3,340	$83,133
Acadia Realty Trust (REIT)	2,338	43,604
Accredo Health, Inc.* (Pharmaceuticals)	3,674	166,799
Administaff, Inc. (Commercial Services)	1,670	39,679
Advanced Neuromodulation Systems, Inc.* (Healthcare—Products)	1,503	59,639
ADVO, Inc. (Advertising)	2,338	74,465
AMCOL International Corp. (Mining)	2,004	37,655
Amedisys, Inc.* (Healthcare—Services)	1,169	42,996
American Healthways, Inc.* (Healthcare—Services)	2,505	105,886
American Medical Systems Holdings, Inc.* (Healthcare—Products)	4,509	93,111
AMERIGROUP Corp.* (Healthcare—Services)	3,841	154,408
AmSurg Corp.* (Healthcare—Services)	2,171	60,115
ANSYS, Inc.* (Software)	2,338	83,022
Arbitron, Inc. (Commercial Services)	2,338	100,300
Argosy Gaming Co.* (Entertainment)	2,004	93,407
ArthroCare Corp.* (Healthcare—Products)	1,837	64,185
ATMI, Inc.* (Semiconductors)	2,672	77,515
Atwood Oceanics, Inc.* (Oil & Gas)	1,002	61,683
Avid Technology, Inc.* (Software)	2,672	142,364
Baldor Electric Co. (Hand/Machine Tools)	2,171	52,798
Bally Total Fitness Holding Corp.* (Leisure Time)	2,505	8,116
BEI Technologies, Inc. (Electronics)	1,002	26,733
Biolase Technology, Inc. (Healthcare—Products)	1,670	10,554
Biosite Diagnostics, Inc.* (Healthcare—Products)	1,169	64,283
Brady Corp.—Class A (Electronics)	3,340	103,540
Building Materials Holding Corp. (Distribution/Wholesale)	1,002	69,429
Cabot Oil & Gas Corp. (Oil & Gas)	3,674	127,488
CACI International, Inc.—Class A* (Computers)	2,171	137,120
Cal Dive International, Inc.* (Oil & Gas Services)	2,839	148,677
CARBO Ceramics, Inc. (Oil & Gas Services)	1,002	79,118
CEC Entertainment, Inc.* (Retail)	2,672	112,464
Centene Corp.* (Healthcare—Services)	3,006	100,941
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,837	44,217
Cerner Corp.* (Software)	2,505	170,265
Champion Enterprises, Inc.* (Home Builders)	5,511	54,779
Chemed Corp. (Commercial Services)	1,837	75,097
Christopher & Banks Corp. (Retail)	2,672	48,791
Clarcor, Inc. (Miscellaneous Manufacturing)	3,841	112,349
Cleveland-Cliffs, Inc. (Iron/Steel)	1,670	96,459
Cognex Corp. (Machinery—Diversified)	3,173	83,101
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,503	62,990
Connetics Corp.* (Pharmaceuticals)	2,505	44,188
CPI Corp. (Commercial Services)	501	9,043
CryoLife, Inc.* (Biotechnology)	1,670	12,959
Cuno, Inc.* (Miscellaneous Manufacturing)	1,336	95,444
Cyberonics, Inc.* (Healthcare—Products)	1,670	72,461
Daktronics, Inc. (Electronics)	1,336	26,733
Delta & Pine Land Co. (Agriculture)	2,672	66,960
Deltic Timber Corp. (Forest Products & Paper)	835	31,755
Dendrite International, Inc.* (Software)	3,173	43,787
Diagnostic Products Corp. (Healthcare—Products)	2,004	94,849
Digital Insight Corp.* (Internet)	2,505	59,920
Dionex Corp.* (Electronics)	1,503	65,546
DJ Orthopedics, Inc.* (Healthcare—Products)	1,503	41,227
East-West Bancorp, Inc. (Banks)	3,841	129,019

Common Stocks, continued
	Shares	Value
EastGroup Properties, Inc. (REIT)	1,670	$70,324
EDO Corp. (Aerospace/Defense)	1,336	39,960
Electronics Boutique Holdings Corp.* (Retail)	1,336	84,823
ElkCorp (Building Materials)	1,336	38,143
Energen Corp. (Gas)	5,344	187,307
Engineered Support Systems, Inc. (Aerospace/Defense)	3,006	107,704
Enzo Biochem, Inc.* (Biotechnology)	2,171	38,926
Essex Property Trust, Inc. (REIT)	1,670	138,710
Ethan Allen Interiors, Inc. (Home Furnishings)	2,505	83,943
FactSet Research Systems, Inc. (Computers)	2,839	101,750
Filenet Corp.* (Software)	3,006	75,571
First Midwest Bancorp, Inc. (Banks)	3,340	117,468
FLIR Systems, Inc.* (Electronics)	5,177	154,482
Florida Rock Industries, Inc. (Building Materials)	2,839	208,240
Flowers Foods, Inc. (Food)	2,672	94,483
Forward Air Corp. (Transportation)	2,338	66,095
Fossil, Inc.* (Household Products/Wares)	4,175	94,773
Frontier Oil Corp. (Oil & Gas)	4,008	117,635
GameStop Corp.—Class B* (Retail)	3,841	114,846
GenCorp, Inc.* (Aerospace/Defense)	3,841	73,978
Genesco, Inc.* (Retail)	1,670	61,940
Georgia Gulf Corp. (Chemicals)	2,505	77,780
Global Payments, Inc. (Software)	2,672	181,162
Guitar Center, Inc.* (Retail)	1,837	107,226
Haemonetics Corp.* (Healthcare—Products)	2,004	81,443
Harland (John H.) Co. (Household Products/Wares)	2,004	76,152
Harmonic, Inc.* (Telecommunications)	5,344	25,812
Headwaters, Inc.* (Energy—Alternate Sources)	3,006	103,346
Healthcare Services Group, Inc. (Commercial Services)	1,670	33,534
Heartland Express, Inc. (Transportation)	4,509	87,610
Hibbett Sporting Goods, Inc.* (Retail)	1,837	69,512
Hologic, Inc.* (Healthcare—Products)	1,670	66,383
Hot Topic, Inc.* (Retail)	3,340	63,861
Hudson United Bancorp (Banks)	3,340	120,574
Hydril Co.* (Oil & Gas Services)	1,670	90,765
Hyperion Solutions Corp.* (Software)	3,006	120,961
ICU Medical, Inc.* (Healthcare—Products)	1,002	32,234
IDEX Corp. (Machinery—Diversified)	3,841	148,301
IDEXX Laboratories, Inc.* (Healthcare—Products)	2,338	145,728
IHOP Corp. (Retail)	1,503	65,215
Immucor, Inc.* (Healthcare—Products)	3,340	96,693
Integra LifeSciences Holdings* (Biotechnology)	1,837	53,641
Intermagnetics General Corp.* (Electrical Components & Equipment)	1,837	56,505
IPayment Holdings, Inc.* (Commercial Services)	835	30,494
Itron, Inc.* (Electronics)	1,670	74,616
J2 Global Communications, Inc.* (Internet)	1,670	57,515
Jack in the Box, Inc.* (Retail)	2,672	101,322
JLG Industries, Inc. (Machinery—Construction & Mining)	3,841	105,551
K-Swiss, Inc.—Class A (Apparel)	2,171	70,210
Kaydon Corp. (Metal Fabricate/Hardware)	2,004	55,811
Kensey Nash Corp.* (Healthcare—Products)	835	25,250
Kilroy Realty Corp. (REIT)	2,171	103,101
Knight Transportation, Inc. (Transportation)	3,507	85,325
Kronos, Inc.* (Computers)	2,338	94,432
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,841	30,382
LabOne, Inc.* (Healthcare—Services)	1,336	53,186

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Labor Ready, Inc.* (Commercial Services)	3,173	$73,963
Lance, Inc. (Food)	2,171	37,363
Landstar System, Inc.* (Transportation)	4,342	130,781
LCA-Vision, Inc. (Healthcare—Products)	1,336	64,743
Lennox International, Inc. (Building Materials)	4,175	88,385
Littelfuse, Inc.* (Electrical Components & Equipment)	1,670	46,510
Lone Star Technologies, Inc.* (Oil & Gas Services)	2,171	98,781
Macdermid, Inc. (Chemicals)	2,004	62,445
Manhattan Associates, Inc.* (Computers)	2,171	41,705
ManTech International Corp.—Class A* (Software)	1,837	57,020
Massey Energy Co. (Coal)	5,678	214,174
Medicis Pharmaceutical Corp. (Pharmaceuticals)	4,008	127,174
Mentor Corp. (Healthcare—Products)	2,839	117,762
Mercury Computer Systems, Inc.* (Computers)	1,503	41,137
Merit Medical Systems, Inc.* (Healthcare—Products)	2,004	30,882
Meritage Homes Corp.* (Home Builders)	1,837	146,042
MGI Pharma, Inc.* (Pharmaceuticals)	5,344	116,285
Micros Systems, Inc.* (Computers)	2,839	127,045
Microsemi Corp.* (Semiconductors)	4,509	84,770
Midas, Inc.* (Commercial Services)	1,169	26,887
Milacron, Inc.* (Hand/Machine Tools)	3,340	6,313
Movie Gallery, Inc. (Retail)	2,171	57,380
MTS Systems Corp. (Computers)	1,503	50,471
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,672	72,412
Nara Bancorp, Inc. (Banks)	1,670	24,516
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	1,002	17,475
NETGEAR, Inc.* (Telecommunications)	1,670	31,062
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,670	29,192
NVR, Inc.* (Home Builders)	334	270,540
Odyssey Healthcare, Inc.* (Healthcare—Services)	2,505	36,122
Old Dominion Freight Line, Inc.* (Transportation)	1,336	35,845
Omnova Solutions, Inc.* (Chemicals)	3,006	14,008
OshKosh B’Gosh, Inc.—Class A (Apparel)	835	21,702
Oshkosh Truck Corp. (Auto Manufacturers)	2,672	209,164
Owens & Minor, Inc. (Distribution/Wholesale)	3,006	97,244
P.F. Chang’s China Bistro, Inc.* (Retail)	2,004	118,196
Panera Bread Co.—Class A* (Retail)	2,338	145,154
Papa John’s International, Inc.* (Retail)	1,002	40,050
Pediatrix Medical Group, Inc.* (Healthcare—Services)	1,670	122,812
Peet’s Coffee & Tea, Inc.* (Beverages)	835	27,588
Penn Virginia Corp. (Oil & Gas)	1,336	59,679
Petroleum Development* (Oil & Gas)	1,169	37,233
Pharmaceutical Product Development, Inc.* (Commercial Services)	3,841	179,989
Philadelphia Consolidated Holding Corp.* (Insurance)	1,503	127,394
Phillips-Van Heusen Corp. (Apparel)	2,338	76,429
Polaris Industries, Inc. (Leisure Time)	3,173	171,342
PolyMedica Corp. (Healthcare—Products)	2,004	71,463
Possis Medical, Inc.* (Healthcare—Products)	1,336	13,534
Power Integrations, Inc.* (Semiconductors)	2,171	46,828
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	2,672	67,762
PrivateBancorp, Inc. (Banks)	1,336	47,268
Progress Software Corp.* (Software)	2,672	80,561
Quiksilver, Inc.* (Apparel)	8,684	138,771

Common Stocks, continued
	Shares	Value
Radiant Systems, Inc.* (Computers)	1,837	$20,942
RARE Hospitality International, Inc.* (Retail)	2,505	76,327
Remington Oil & Gas Corp.* (Oil & Gas)	1,837	65,581
Republic Bancorp, Inc. (Banks)	5,177	77,551
ResMed, Inc.* (Healthcare—Products)	2,505	165,304
Respironics, Inc.* (Healthcare—Products)	5,344	192,971
Rogers Corp.* (Electronics)	1,169	47,403
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,173	226,457
ScanSource, Inc.* (Distribution/Wholesale)	1,002	43,026
SCP Pool Corp. (Distribution/Wholesale)	3,841	134,780
Select Comfort Corp.* (Retail)	2,672	57,261
SERENA Software, Inc.* (Software)	2,505	48,347
Shuffle Master, Inc.* (Entertainment)	2,672	74,896
Shurgard Storage Centers, Inc.—Class A (REIT)	3,507	161,181
Sierra Health Services, Inc.* (Healthcare—Services)	2,004	143,206
Simpson Manufacturing Co., Inc. (Building Materials)	3,173	96,935
Sonic Corp.* (Retail)	4,509	137,660
Sonic Solutions* (Electronics)	1,670	31,062
Southwestern Energy Co.* (Oil & Gas)	5,344	251,060
SS&C Technologies, Inc. (Software)	1,169	37,034
St. Mary Land & Exploration Co. (Oil & Gas)	4,175	120,992
Stein Mart, Inc. (Retail)	2,505	55,110
SurModics, Inc.* (Healthcare—Products)	1,169	50,700
Sybron Dental Special, Inc.* (Healthcare—Products)	3,006	113,086
Synaptics, Inc.* (Computers)	1,837	39,238
Take-Two Interactive Software, Inc.* (Software)	5,344	136,005
TALX Corp. (Computers)	1,503	43,452
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,505	81,613
TETRA Technologies, Inc.* (Oil & Gas Services)	1,670	53,190
The Cato Corp.—Class A (Retail)	2,171	44,831
The Children’s Place Retail Stores, Inc.* (Retail)	1,503	70,145
The Finish Line, Inc.—Class A (Retail)	3,507	66,352
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,004	58,236
The Men’s Wearhouse, Inc.* (Retail)	3,841	132,246
The Nautilus Group, Inc. (Leisure Time)	2,338	66,633
The Steak n Shake Co.* (Retail)	2,004	37,314
Thomas Nelson, Inc. (Media)	1,002	21,804
Toro Co. (Housewares)	3,173	122,510
Tractor Supply Co.* (Retail)	2,672	131,195
Triarc Cos., Inc. (Retail)	4,175	62,041
Trimble Navigation, Ltd.* (Electronics)	3,841	149,684
TrustCo Bank Corp. NY (Banks)	5,511	71,974
UCBH Holdings, Inc. (Banks)	6,680	108,483
UGI Corp. (Gas)	7,682	214,328
Unit Corp.* (Oil & Gas)	3,006	132,294
United Natural Foods, Inc.* (Food)	2,839	86,220
United Surgical Partners International, Inc.* (Healthcare—Services)	2,171	113,066
Vertrue, Inc.* (Commercial Services)	668	26,025
Vicor Corp. (Electrical Components & Equipment)	2,338	31,797
Vintage Petroleum, Inc. (Oil & Gas)	4,509	137,389
Wabash National Corp. (Auto Manufacturers)	2,338	56,650
Waste Connections, Inc.* (Environmental Control)	3,507	130,776
Watsco, Inc. (Distribution/Wholesale)	1,837	78,256
Watson Wyatt & Co. Holdings (Commercial Services)	2,338	59,923

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
WD-40 Co. (Household Products/Wares)	1,169	$32,650
WebEx Communications, Inc.* (Internet)	2,839	74,978
Websense, Inc.* (Internet)	1,837	88,267
Winnebago Industries, Inc. (Home Builders)	2,171	71,100
WMS Industries, Inc.* (Leisure Time)	2,004	67,635
Wolverine World Wide, Inc. (Apparel)	4,342	104,251
World Acceptance Corp.* (Diversified Financial Services)	1,336	40,147
World Fuel Services Corp. (Retail)	1,670	39,095
Zenith National Insurance Corp. (Insurance)	1,670	113,326

TOTAL COMMON STOCKS (Cost $14,571,899)		18,933,244

Repurchase Agreements (0.8%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $146,011 (Collateralized by $147,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $147,656)	$146,000	146,000

TOTAL REPURCHASE AGREEMENTS (Cost $146,000)		146,000

TOTAL INVESTMENT SECURITIES—99.6% (Cost $14,717,899)		19,079,244
Net other assets (liabilities)—0.4%		71,715

NET ASSETS—100.0%		$19,150,959

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.4%
Aerospace/Defense	1.6%
Agriculture	0.3%

Apparel	2.1%
Auto Manufacturers	1.4%
Banks	3.6%
Beverages	0.1%
Biotechnology	0.6%
Building Materials	2.3%
Chemicals	0.8%
Coal	1.1%
Commercial Services	3.9%
Computers	3.6%
Distribution/Wholesale	2.2%
Diversified Financial Services	0.2%
Electrical Components & Equipment	0.7%
Electronics	3.5%
Energy—Alternate Sources	0.5%
Entertainment	0.9%
Environmental Control	0.7%
Food	1.4%
Forest Products & Paper	0.2%
Gas	2.1%
Hand/Machine Tools	0.3%
Healthcare—Products	9.2%
Healthcare—Services	4.9%
Home Builders	2.8%
Home Furnishings	0.4%
Household Products/Wares	1.1%
Housewares	0.6%
Insurance	1.3%
Internet	1.5%
Iron/Steel	0.5%
Leisure Time	1.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	2.5%
Oil & Gas	5.8%
Oil & Gas Services	2.5%
Pharmaceuticals	3.0%
Real Estate Investment Trust	2.7%
Retail	11.0%
Semiconductor	1.3%
Software	6.1%
Telecommunications	0.6%
Transportation	2.1%
Other**	1.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (97.5%)
	Shares	Value
Alcon, Inc. (Healthcare—Products)	2,016	$220,450
ASM Lithography Holding NV—NY Regular Shares* (Semiconductors)	9,984	156,349
AstraZeneca PLCADR (Pharmaceuticals)	6,432	265,384
Autoliv, Inc. (Auto Parts & Equipment)	3,168	138,758
BP Amoco PLCADR (Oil & Gas)	9,600	598,848
Business Objects S.A. ADR* (Software)	5,376	141,389
DaimlerChrysler AG (Auto Manufacturers)	5,472	221,671
Elan Corp. PLCADR* (Pharmaceuticals)	22,656	154,514
GlaxoSmithKline PLCADR (Pharmaceuticals)	8,736	423,784
HSBC Holdings PLCADR (Banks)	6,336	504,663
Koninklijke (Royal) Phillips Electronics NV—NY Regular Shares (Electronics)	8,064	203,132
Mittal Steel Co. NV—Class A—NY Regular Shares (Iron/Steel)	6,624	157,254
Nokia OYJADR (Telecommunications)	17,760	295,526
Novartis AGADR (Pharmaceuticals)	8,544	405,327
Royal Dutch Petroleum Co.ADR (Oil & Gas)	6,432	417,437
Ryanair Holdings PLCADR* (Airlines)	3,648	163,576
Sanofi-AventisADR (Pharmaceuticals)	8,928	365,959
SAP AGADR (Software)	5,952	257,721
Shell Transport & Trading Co.ADR (Oil & Gas)	5,856	339,999
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	4,608	151,142
Siemens AGADR (Miscellaneous Manufacturing)	3,744	272,002
STMicroelectronics NV—NY Regular Shares (Semiconductors)	11,232	179,039
Telefonaktiebolaget LM EricssonADR (Telecommunications)	7,776	248,443
Telewest Global, Inc.* (Telecommunications)	7,680	174,950
Top Tankers, Inc. (Transportation)	8,736	138,640
Total Fina SAADR (Oil & Gas)	3,840	448,704
UBS AG (Banks)	4,032	313,891
Unilever NV—NY Regular Shares (Food)	3,168	205,381
Vodafone Group PLDADR (Telecommunications)	18,528	450,602
Willis Group Holdings, Ltd. (Insurance)	4,224	138,209

TOTAL COMMON STOCKS (Cost $6,270,695)		8,152,744

Repurchase Agreements (1.5%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $129,010 (Collateralized by $130,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $130,580)	$129,000	129,000

TOTAL REPURCHASE AGREEMENTS (Cost $129,000)		129,000

TOTAL INVESTMENT SECURITIES (Cost $6,399,695)—99.0%		8,281,744
Net other assets (liabilities)—1.0%		84,957

NET ASSETS—100.0%		$8,366,701

*	Non-income producing security

ADR American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $179,250)	3	$(406)

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Airlines	2.0%
Auto Manufacturers	2.6%
Auto Parts & Equipment	1.7%
Banks	9.8%
Electronics	2.4%
Food	2.5%
Healthcare-Products	2.6%
Insurance	1.7%
Iron/Steel	1.9%
Miscellaneous Manufacturing	3.3%
Oil & Gas	21.5%
Pharmaceuticals	21.0%
Semiconductors	4.0%
Software	4.8%
Telecommunications	14.0%
Transportation	1.7%
Other**	2.5%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Finland	3.5%
France	11.4%
Germany	9.0%
Greece	1.7%
Ireland	3.8%
Netherlands	13.6%
Sweden	4.6%
Switzerland	13.4%
United Kingdom	36.5%
United States**	2.5%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Common Stocks (83.1%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	9,088	$657,062
Abbott Laboratories (Pharmaceuticals)	0.6%	18,368	900,216
Altria Group, Inc. (Agriculture)	1.1%	25,536	1,651,158
American Express Co. (Diversified Financial Services)	0.5%	13,824	735,852
American International Group, Inc. (Insurance)	1.2%	30,592	1,777,395
Amgen, Inc.* (Biotechnology)	0.6%	14,784	893,841
Bank of America Corp. (Banks)	1.4%	47,104	2,148,413
Boeing Co. (Aerospace/Defense)	0.4%	9,856	650,496
ChevronTexaco Corp. (Oil & Gas)	0.9%	24,640	1,377,869
Cisco Systems, Inc.* (Telecommunications)	0.9%	75,456	1,441,964
Citigroup, Inc. (Diversified Financial Services)	1.9%	62,016	2,867,000
Coca-Cola Co. (Beverages)	0.7%	27,008	1,127,584
Comcast Corp.—Special Class A* (Media)	0.5%	26,176	803,603
ConocoPhillips (Oil & Gas)	0.6%	16,128	927,199
Dell, Inc.* (Computers)	0.7%	27,968	1,105,016
Eli Lilly & Co. (Pharmaceuticals)	0.5%	13,376	745,177
Exxon Mobil Corp. (Oil & Gas)	2.8%	74,368	4,273,929
Fannie Mae (Diversified Financial Services)	0.4%	11,456	669,030
General Electric Co. (Miscellaneous Manufacturing)	2.9%	126,848	4,395,283
Gillette Co. (Cosmetics/Personal Care)	0.4%	11,904	602,700
Hewlett-Packard Co. (Computers)	0.5%	33,664	791,441
Home Depot, Inc. (Retail)	0.6%	25,088	975,923
Intel Corp. (Semiconductors)	1.2%	73,280	1,909,677
International Business Machines Corp. (Computers)	0.9%	18,752	1,391,398
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	41,408	1,462,531
Johnson & Johnson (Healthcare—Products)	1.5%	35,328	2,296,320
Medtronic, Inc. (Healthcare—Products)	0.5%	14,400	745,776
Merck & Co., Inc. (Pharmaceuticals)	0.5%	25,728	792,422
Microsoft Corp. (Software)	1.9%	119,936	2,979,210
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.4%	12,800	671,616
Oracle Corp.* (Software)	0.5%	52,544	693,581
PepsiCo, Inc. (Beverages)	0.7%	19,776	1,066,520
Pfizer, Inc. (Pharmaceuticals)	1.5%	85,824	2,367,026
Procter & Gamble Co. (Cosmetics/Personal Care)	1.0%	29,504	1,556,336

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.4%	20,032	$661,256
SBC Communications, Inc. (Telecommunications)	0.6%	38,528	915,040
Time Warner, Inc.* (Media)	0.6%	55,104	920,788
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.5%	23,744	693,325
U.S. Bancorp (Banks)	0.4%	21,440	626,048
United Parcel Service, Inc.—Class B (Transportation)	0.6%	13,440	929,510
United Technologies Corp. (Aerospace/Defense)	0.4%	12,160	624,416
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	14,784	770,838
Verizon Communications, Inc. (Telecommunications)	0.7%	32,512	1,123,290
Viacom, Inc.—Class B (Media)	0.4%	19,072	610,685
Wachovia Corp. (Banks)	0.6%	18,560	920,576
Wal-Mart Stores, Inc. (Retail)	1.2%	38,208	1,841,626
Walt Disney Co. (Media)	0.4%	24,640	620,435
Wells Fargo & Co. (Banks)	0.8%	19,968	1,229,629
Wyeth (Pharmaceuticals)	0.5%	15,808	703,456
Other Common Stocks	42.4%	1,945,360	64,368,792

TOTAL COMMON STOCKS
(Cost $92,998,074)			127,010,274

Repurchase Agreements (5.1%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $7,818,597 (Collateralized by $7,860,000 various U.S. Government Agency Obligations, 0.26%-5.50%, 2/15/06-5/5/08, market value $7,975,543)	$7,818,000	7,818,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,818,000)		7,818,000

Rights/Warrants(NM)
	Shares
Other Securities	14,324	11,029

TOTAL RIGHTS/WARRANTS (Cost $0)		11,029

Options Purchased (8.0%)
	Contracts
S&P Futures Call Option expiring September 2005 @ $650	90	12,262,500

TOTAL OPTIONS PURCHASED (Cost $12,487,860)		12,262,500

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

TOTAL INVESTMENT SECURITIES (Cost $113,303,934)—96.2%	$147,101,803
Net other assets (liabilities)—3.8%	5,828,744

NET ASSETS—100.0%	$152,930,547

*	Non-income producing security.
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $112,927,500)	378	$(324,282)

Swap Agreements
Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $39,497,815)	33,154	26,167

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.2%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.0%
Electric	2.8%
Electrical Components & Equipment	0.3%

Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare—Products	3.2%
Healthcare—Services	1.5%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.9%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%
Media	2.9%
Mining	0.4%
Miscellaneous Manufacturing	4.9%
Office/Business Equipment	0.2%
Oil & Gas	6.2%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.5%
Savings & Loans	0.5%
Semiconductors	2.8%
Software	3.7%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Other***	16.9%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (86.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	43,290	$157,576
99 Cents Only Stores* (Retail)	6,660	84,649
Abercrombie & Fitch Co.—Class A (Retail)	9,990	686,313
Activision, Inc.* (Software)	23,310	385,081
Acxiom Corp. (Software)	11,100	231,768
Adesa, Inc. (Commercial Services)	9,990	217,482
ADTRAN, Inc. (Telecommunications)	8,880	220,135
Advance Auto Parts, Inc.* (Retail)	8,880	573,204
Advanced Medical Optics, Inc.* (Healthcare—Products)	7,770	308,858
Advent Software, Inc.* (Software)	3,330	67,466
Aeropostale, Inc.* (Retail)	6,660	223,776
AGCO Corp.* (Machinery—Diversified)	11,100	212,232
AGL Resources, Inc. (Gas)	8,880	343,212
Airgas, Inc. (Chemicals)	7,770	191,686
AirTran Holdings, Inc.* (Airlines)	9,990	92,208
Alaska Air Group, Inc.* (Airlines)	3,330	99,068
Albemarle Corp. (Chemicals)	5,550	202,409
Alexander & Baldwin, Inc. (Transportation)	4,440	205,794
Alliance Data Systems Corp.* (Commercial Services)	7,770	315,151
Alliant Energy Corp. (Electric)	13,320	374,958
Alliant Techsystems, Inc.* (Aerospace/Defense)	4,440	313,463
Allmerica Financial Corp.* (Insurance)	6,660	247,019
AMB Property Corp. (REIT)	9,990	433,866
American Eagle Outfitters, Inc. (Retail)	16,650	510,323
American Financial Group, Inc. (Insurance)	6,660	223,243
American Greetings Corp.—Class A (Household Products/Wares)	7,770	205,905
AmeriCredit Corp.* (Diversified Financial Services)	17,760	452,880
Amerus Group Co. (Insurance)	4,440	213,342
Ametek, Inc. (Electrical Components & Equipment)	7,770	325,175
Amphenol Corp.—Class A (Electronics)	9,990	401,299
AnnTaylor Stores Corp.* (Retail)	8,880	215,606
Anteon International Corp.* (Computers)	3,330	151,915
Applebee’s International, Inc. (Retail)	8,880	235,231
Apria Healthcare Group, Inc.* (Healthcare—Services)	5,550	192,252
Aqua America, Inc. (Water)	11,100	330,114
Aquila, Inc.* (Electric)	27,750	100,178
Arch Coal, Inc. (Coal)	6,660	362,770
Arrow Electronics, Inc.* (Electronics)	13,320	361,771
Arthur J. Gallagher & Co. (Insurance)	11,100	301,143
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,770	138,228
Associated Banc-Corp (Banks)	14,430	485,714
Astoria Financial Corp. (Savings & Loans)	11,100	316,017
Atmel Corp.* (Semiconductors)	54,390	128,904
Avnet, Inc.* (Electronics)	14,430	325,108
Avocent Corp.* (Internet)	5,550	145,077
Bandag, Inc. (Auto Parts & Equipment)	2,220	102,231
Bank of Hawaii Corp. (Banks)	5,550	281,663
Banta Corp. (Commercial Services)	3,330	151,049
Barnes & Noble, Inc.* (Retail)	7,770	301,476
Barr Laboratories, Inc.* (Pharmaceuticals)	11,100	541,014
Beckman Coulter, Inc. (Healthcare—Products)	7,770	493,939
Belo Corp.—Class A (Media)	12,210	292,673
BJ’s Wholesale Club, Inc.* (Retail)	7,770	252,447
Black Hills Corp. (Electric)	3,330	122,711
Blyth, Inc. (Household Products/Wares)	4,440	124,542
Bob Evans Farms, Inc. (Retail)	4,440	103,541

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	8,880	$224,753
BorgWarner, Inc. (Auto Parts & Equipment)	6,660	357,442
Bowater, Inc. (Forest Products & Paper)	5,550	179,653
Boyd Gaming Corp. (Lodging)	7,770	397,280
Brinker International, Inc.* (Retail)	9,990	400,100
Brown & Brown, Inc. (Insurance)	7,770	349,184
C.H. Robinson Worldwide, Inc. (Transportation)	9,990	581,418
Cabot Corp. (Chemicals)	6,660	219,780
Cabot Microelectronics Corp.* (Chemicals)	3,330	96,537
Cadence Design Systems, Inc.* (Computers)	31,080	424,553
Callaway Golf Co. (Leisure Time)	7,770	119,891
Career Education Corp.* (Commercial Services)	12,210	447,008
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,330	228,538
Carmax, Inc.* (Retail)	12,210	325,397
Catalina Marketing Corp. (Advertising)	5,550	141,026
CBRL Group, Inc. (Retail)	5,550	215,673
CDW Corp. (Distribution/Wholesale)	7,770	443,589
Cephalon, Inc.* (Pharmaceuticals)	6,660	265,135
Ceridian Corp.* (Computers)	16,650	324,342
Certegy, Inc. (Software)	6,660	254,545
Charles River Laboratories International, Inc.* (Biotechnology)	7,770	374,903
CheckFree Corp.* (Internet)	9,990	340,259
Cheesecake Factory, Inc.* (Retail)	8,880	308,402
Chico’s FAS, Inc.* (Retail)	21,090	722,964
Choicepoint, Inc.* (Commercial Services)	11,100	444,555
Church & Dwight, Inc. (Household Products/Wares)	7,770	281,275
Cincinnati Bell, Inc.* (Telecommunications)	27,750	119,325
City National Corp. (Banks)	5,550	397,991
Claire’s Stores, Inc. (Retail)	11,100	266,955
CNF, Inc. (Transportation)	5,550	249,195
Cognizant Technology Solutions Corp.* (Computers)	15,540	732,399
Commerce Bancorp, Inc. (Banks)	17,760	538,306
Commscope, Inc.* (Telecommunications)	5,550	96,626
Community Health Systems, Inc.* (Healthcare—Services)	7,770	293,628
Constellation Brands, Inc.* (Beverages)	24,420	720,390
Cooper Cameron Corp.* (Oil & Gas Services)	6,660	413,253
Copart, Inc.* (Retail)	9,990	237,762
Corinthian Colleges, Inc.* (Commercial Services)	11,100	141,747
Covance, Inc.* (Healthcare—Services)	7,770	348,640
Coventry Health Care, Inc.* (Healthcare—Services)	12,210	863,857
Crane Co. (Miscellaneous Manufacturing)	6,660	175,158
Credence Systems Corp.* (Semiconductors)	9,990	90,410
Cree Research, Inc.* (Semiconductors)	8,880	226,174
Crompton Corp. (Chemicals)	13,320	188,478
CSG Systems International, Inc.* (Software)	5,550	105,339
Cullen/Frost Bankers, Inc. (Banks)	5,550	264,458
Cypress Semiconductor Corp.* (Semiconductors)	15,540	195,649
Cytec Industries, Inc. (Chemicals)	4,440	176,712
CYTYC Corp.* (Healthcare—Products)	14,430	318,326
D.R. Horton, Inc. (Home Builders)	31,080	1,168,918
Dean Foods Co.* (Food)	17,760	625,862
Deluxe Corp. (Commercial Services)	5,550	225,330
DENTSPLY International, Inc. (Healthcare—Products)	8,880	479,520

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Developers Diversified Realty Corp. (REIT)	12,210	$561,171
DeVry, Inc.* (Commercial Services)	7,770	154,623
Diebold, Inc. (Computers)	7,770	350,505
Dollar Tree Stores, Inc.* (Retail)	13,320	319,680
Donaldson Co., Inc. (Miscellaneous Manufacturing)	8,880	269,330
DPL, Inc. (Electric)	14,430	396,104
DST Systems, Inc.* (Computers)	8,880	415,584
Dun & Bradstreet Corp.* (Software)	7,770	479,021
Duquesne Light Holdings, Inc. (Electric)	8,880	165,878
Dycom Industries, Inc.* (Engineering & Construction)	5,550	109,946
Eaton Vance Corp. (Diversified Financial Services)	15,540	371,561
Education Management Corp.* (Commercial Services)	7,770	262,082
Edwards (A.G.), Inc. (Diversified Financial Services)	8,880	400,932
Edwards Lifesciences Corp.* (Healthcare—Products)	7,770	334,265
Emmis Communications Corp.* (Media)	4,440	78,455
Energizer Holdings, Inc.* (Electrical Components & Equipment)	8,880	552,069
Energy East Corp. (Electric)	16,650	482,517
Ensco International, Inc. (Oil & Gas)	16,650	595,238
Entercom Communications Corp.* (Media)	5,550	184,760
Equitable Resources, Inc. (Pipelines)	6,660	452,880
Everest Re Group, Ltd. (Insurance)	6,660	619,380
Expeditors International of Washington, Inc. (Transportation)	12,210	608,181
F5 Networks, Inc.* (Internet)	4,440	209,723
Fair Isaac Corp. (Software)	7,770	283,605
Fairchild Semiconductor International, Inc.* (Semiconductors)	13,320	196,470
Fastenal Co. (Distribution/Wholesale)	7,770	475,990
Federal Signal Corp. (Miscellaneous Manufacturing)	5,550	86,580
Ferro Corp. (Chemicals)	4,440	88,178
Fidelity National Financial, Inc. (Insurance)	19,980	713,085
First American Financial Corp. (Insurance)	9,990	400,999
FirstMerit Corp. (Banks)	9,990	260,839
Flowserve Corp.* (Machinery—Diversified)	6,660	201,532
FMC Corp.* (Chemicals)	4,440	249,262
FMC Technologies, Inc.* (Oil & Gas Services)	7,770	248,407
Foot Locker, Inc. (Retail)	18,870	513,641
Forest Oil Corp.* (Oil & Gas)	6,660	279,720
Furniture Brands International, Inc. (Home Furnishings)	6,660	143,923
Gartner Group, Inc.* (Commercial Services)	9,990	106,094
GATX Corp. (Trucking & Leasing)	5,550	191,475
Gen-Probe, Inc.* (Healthcare—Products)	5,550	201,077
Gentex Corp. (Electronics)	17,760	323,232
Glatfelter (Forest Products & Paper)	4,440	55,056
Graco, Inc. (Machinery—Diversified)	7,770	264,724
Granite Construction, Inc. (Engineering & Construction)	4,440	124,764
Grant Prideco, Inc.* (Oil & Gas Services)	14,430	381,674
Great Plains Energy, Inc. (Electric)	8,880	283,183
Greater Bay Bancorp (Banks)	5,550	146,354
GTECH Holdings Corp. (Entertainment)	13,320	389,477
Hanover Compressor Co.* (Oil & Gas Services)	8,880	102,209

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	7,770	$632,167
Harris Corp. (Telecommunications)	15,540	485,003
Harsco Corp. (Miscellaneous Manufacturing)	4,440	242,202
Harte-Hanks, Inc. (Advertising)	7,770	231,002
Hawaiian Electric Industries, Inc. (Electric)	8,880	238,073
HCC Insurance Holdings, Inc. (Insurance)	7,770	294,250
Health Net, Inc.* (Healthcare—Services)	13,320	508,291
Helmerich & Payne, Inc. (Oil & Gas)	5,550	260,406
Henry Schein, Inc.* (Healthcare—Products)	9,990	414,785
Herman Miller, Inc. (Office Furnishings)	7,770	239,627
Hibernia Corp. (Banks)	18,870	626,106
Highwoods Properties, Inc. (REIT)	5,550	165,168
Hillenbrand Industries, Inc. (Healthcare—Products)	6,660	336,663
HNI Corp. (Office Furnishings)	5,550	283,882
Horace Mann Educators Corp. (Insurance)	4,440	83,561
Hormel Foods Corp. (Food)	12,210	358,119
Hospitality Properties Trust (REIT)	7,770	342,424
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	5,550	361,860
Hubbell, Inc.—Class B (Electrical Components & Equipment)	7,770	342,657
IDACORP, Inc. (Electric)	4,440	135,997
Imation Corp. (Computers)	4,440	172,228
INAMED Corp.* (Healthcare—Products)	4,440	297,347
Independence Community Bank Corp. (Savings & Loans)	8,880	327,938
IndyMac Bancorp, Inc. (Diversified Financial Services)	7,770	316,472
Integrated Circuit Systems, Inc.* (Semiconductors)	7,770	160,373
Integrated Device Technology, Inc.* (Semiconductors)	14,430	155,123
International Rectifier Corp.* (Semiconductors)	7,770	370,784
International Speedway Corp. (Entertainment)	5,550	312,243
Intersil Corp.—Class A (Semiconductors)	17,760	333,355
Investors Financial Services Corp. (Banks)	7,770	293,861
Invitrogen Corp.* (Biotechnology)	6,660	554,710
ITT Educational Services, Inc.* (Commercial Services)	5,550	296,481
IVAX Corp.* (Pharmaceuticals)	26,640	572,760
J.B. Hunt Transport Services, Inc. (Transportation)	15,540	299,922
Jack Henry & Associates, Inc. (Computers)	9,990	182,917
Jacobs Engineering Group, Inc.* (Engineering & Construction)	6,660	374,691
Jefferies Group, Inc. (Diversified Financial Services)	5,550	210,290
JetBlue Airways Corp.* (Airlines)	12,210	249,572
JM Smucker Co. (Food)	6,660	312,620
Keane, Inc.* (Software)	6,660	91,242
Kelly Services, Inc.—Class A (Commercial Services)	3,330	95,371
KEMET Corp.* (Electronics)	9,990	62,937
Kennametal, Inc. (Hand/Machine Tools)	4,440	203,574
Korn/Ferry International* (Commercial Services)	4,440	78,810
Krispy Kreme Doughnuts, Inc.* (Retail)	7,770	54,079
LaBranche & Co., Inc.* (Diversified Financial Services)	6,660	41,958

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	16,650	$481,850
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,330	142,924
Lattice Semiconductor Corp.* (Semiconductors)	12,210	54,212
Laureate Education, Inc.* (Commercial Services)	5,550	265,623
Lear Corp. (Auto Parts & Equipment)	7,770	282,673
Lee Enterprises, Inc. (Media)	5,550	222,500
Legg Mason, Inc. (Diversified Financial Services)	13,320	1,386,745
Lennar Corp.—Class A (Home Builders)	15,540	986,013
Leucadia National Corp. (Holding Companies—Diversified)	11,100	428,793
Liberty Property Trust (REIT)	9,990	442,657
LifePoint Hospitals, Inc.* (Healthcare—Services)	5,550	280,386
Lincare Holdings, Inc.* (Healthcare—Services)	11,100	453,324
Longview Fibre Co. (Forest Products & Paper)	5,550	114,053
LTX Corp.* (Semiconductors)	6,660	33,034
Lubrizol Corp. (Chemicals)	7,770	326,417
Lyondell Chemical Co. (Chemicals)	24,420	645,175
Mack-Cali Realty Corp. (REIT)	6,660	301,698
Macromedia, Inc.* (Internet)	8,880	339,394
Macrovision Corp.* (Entertainment)	5,550	125,097
Manpower, Inc. (Commercial Services)	11,100	441,558
Martek Biosciences Corp.* (Biotechnology)	3,330	126,374
Martin Marietta Materials (Building Materials)	5,550	383,616
McAfee, Inc.* (Internet)	18,870	494,017
McDATA Corp.—Class A* (Computers)	17,760	71,040
MDU Resources Group, Inc. (Electric)	13,320	375,224
Media General, Inc.—Class A (Media)	3,330	215,651
Mentor Graphics Corp.* (Computers)	8,880	91,020
Mercantile Bankshares Corp. (Banks)	8,880	457,586
Michaels Stores, Inc. (Retail)	16,650	688,810
Micrel, Inc.* (Semiconductors)	8,880	102,298
Microchip Technology, Inc. (Semiconductors)	23,310	690,441
Millennium Pharmaceuticals, Inc.* (Biotechnology)	29,970	277,822
Minerals Technologies, Inc. (Chemicals)	2,220	136,752
Modine Manufacturing Co. (Auto Parts & Equipment)	3,330	108,425
Mohawk Industries, Inc.* (Textiles)	6,660	549,450
Moneygram International, Inc. (Software)	9,990	191,009
MPS Group, Inc.* (Commercial Services)	12,210	115,018
Murphy Oil Corp. (Oil & Gas)	19,980	1,043,555
National Fuel Gas Co. (Pipelines)	8,880	256,721
National Instruments Corp. (Computers)	7,770	164,724
New Plan Excel Realty Trust, Inc. (REIT)	12,210	331,746
New York Community Bancorp (Savings & Loans)	27,750	502,830
Newfield Exploration Co.* (Oil & Gas)	14,430	575,613
Newport Corp.* (Telecommunications)	5,550	76,923
Noble Energy, Inc. (Oil & Gas)	9,990	755,744
Nordson Corp. (Machinery—Diversified)	3,330	114,152
Northeast Utilities System (Electric)	14,430	301,010
NSTAR (Electric)	12,210	376,434
O’Reilly Automotive, Inc.* (Retail)	12,210	363,980
OGE Energy Corp. (Electric)	9,990	289,111
Ohio Casualty Corp. (Insurance)	6,660	161,039
Old Republic International Corp. (Insurance)	21,090	533,366
Olin Corp. (Chemicals)	7,770	141,725
Omnicare, Inc. (Pharmaceuticals)	11,100	470,973
ONEOK, Inc. (Gas)	12,210	398,657

Common Stocks, continued
	Shares	Value
Outback Steakhouse, Inc. (Retail)	7,770	$351,515
Pacific Sunwear of California, Inc.* (Retail)	8,880	204,151
PacifiCare Health Systems, Inc.* (Healthcare—Services)	9,990	713,786
Packaging Corp. of America (Packaging & Containers)	9,990	210,290
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	4,440	141,236
Patterson Dental Co.* (Healthcare—Products)	15,540	700,542
Patterson-UTI Energy, Inc. (Oil & Gas)	19,980	556,043
Payless ShoeSource, Inc.* (Retail)	7,770	149,184
Peabody Energy Corp. (Coal)	13,320	693,173
Pentair, Inc. (Miscellaneous Manufacturing)	11,100	475,191
Pepco Holdings, Inc. (Electric)	22,200	531,467
PepsiAmericas, Inc. (Beverages)	12,210	313,309
Perrigo Co. (Pharmaceuticals)	9,990	139,261
Petsmart, Inc. (Retail)	16,650	505,328
Pier 1 Imports, Inc. (Retail)	9,990	141,758
Pioneer Natural Resources Co. (Oil & Gas)	16,650	700,632
Plains Exploration & Production Co.* (Oil & Gas)	8,880	315,506
Plantronics, Inc. (Telecommunications)	5,550	201,798
Plexus Corp.* (Electronics)	4,440	63,181
PMI Group, Inc. (Insurance)	11,100	432,678
PNM Resources, Inc. (Electric)	7,770	223,854
Pogo Producing Co. (Oil & Gas)	6,660	345,787
Polycom, Inc.* (Telecommunications)	11,100	165,501
Potlatch Corp. (Forest Products & Paper)	3,330	174,259
Powerwave Technologies, Inc.* (Telecommunications)	11,100	113,442
Precision Castparts Corp. (Metal Fabricate/Hardware)	7,770	605,283
Pride International, Inc.* (Oil & Gas)	16,650	427,905
Protective Life Corp. (Insurance)	7,770	328,049
Protein Design Labs, Inc.* (Biotechnology)	12,210	246,764
Puget Energy, Inc. (Electric)	12,210	285,470
Quanta Services, Inc.* (Commercial Services)	11,100	97,680
Questar Corp. (Pipelines)	9,990	658,341
Radian Group, Inc. (Insurance)	9,990	471,728
Raymond James Financial Corp. (Diversified Financial Services)	7,770	219,503
Rayonier, Inc. (Forest Products & Paper)	5,550	294,316
Reader’s Digest Association, Inc. (Media)	11,100	183,150
Regency Centers Corp. (REIT)	7,770	444,444
Regis Corp. (Retail)	5,550	216,894
Renal Care Group, Inc.* (Healthcare—Services)	7,770	358,197
Rent-A-Center, Inc.* (Commercial Services)	7,770	180,963
Republic Services, Inc. (Environmental Control)	15,540	559,595
Reynolds & Reynolds Co. (Computers)	6,660	180,020
RF Micro Devices, Inc.* (Telecommunications)	19,980	108,491
Rollins, Inc. (Commercial Services)	5,550	111,222
Ross Stores, Inc. (Retail)	17,760	513,442
RPM, Inc. (Chemicals)	13,320	243,223
RSA Security, Inc.* (Internet)	7,770	89,200
Ruby Tuesday, Inc. (Retail)	7,770	201,243
Ruddick Corp. (Food)	5,550	141,692
Saks, Inc.* (Retail)	16,650	315,851
SanDisk Corp.* (Computers)	21,090	500,466
SCANA Corp. (Electric)	13,320	568,896
Scholastic Corp.* (Media)	4,440	171,162
SEI Investments Co. (Software)	8,880	331,668

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Semtech Corp.* (Semiconductors)	8,880	$147,852
Sensient Technologies Corp. (Chemicals)	5,550	114,386
Sepracor, Inc.* (Pharmaceuticals)	12,210	732,722
Sequa Corp.—Class A* (Aerospace/Defense)	1,110	73,449
Sierra Pacific Resources* (Electric)	13,320	165,834
Silicon Laboratories, Inc.* (Semiconductors)	5,550	145,466
Smith International, Inc. (Oil & Gas Services)	12,210	777,777
Smithfield Foods, Inc.* (Food)	12,210	332,967
Sonoco Products Co. (Packaging & Containers)	11,100	294,150
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	5,550	76,035
SPX Corp. (Miscellaneous Manufacturing)	8,880	408,302
StanCorp Financial Group, Inc. (Insurance)	3,330	255,011
Steel Dynamics, Inc. (Iron/Steel)	4,440	116,550
Stericycle, Inc.* (Environmental Control)	5,550	279,276
STERIS Corp. (Healthcare—Products)	7,770	200,233
Storage Technology Corp.* (Computers)	12,210	443,101
SVB Financial Group* (Banks)	4,440	212,676
Swift Transportation Co., Inc.* (Transportation)	6,660	155,111
Sybase, Inc.* (Software)	9,990	183,317
Synopsys, Inc.* (Computers)	17,760	296,059
TCF Financial Corp. (Banks)	14,430	373,448
Tech Data Corp.* (Distribution/Wholesale)	6,660	243,823
Techne Corp.* (Healthcare—Products)	4,440	203,840
Tecumseh Products Co. (Machinery—Diversified)	2,220	60,917
Teleflex, Inc. (Miscellaneous Manufacturing)	4,440	263,603
Telephone & Data Systems, Inc. (Telecommunications)	12,210	498,290
Texas Regional Bancshares, Inc.—Class A (Banks)	4,440	135,331
The Brink’s Co. (Miscellaneous Manufacturing)	5,550	199,800
The Colonial BancGroup, Inc. (Banks)	18,870	416,272
The Neiman Marcus Group, Inc.—Class A (Retail)	5,550	537,906
The Ryland Group, Inc. (Home Builders)	5,550	421,079
The Scotts Co.—Class A* (Household Products/Wares)	3,330	237,129
The Timberland Co.—Class A* (Apparel)	7,770	300,854
Thomas & Betts Corp.* (Electronics)	6,660	188,078
Thor Industries, Inc. (Home Builders)	5,550	174,437
Tidewater, Inc. (Oil & Gas Services)	6,660	253,879
Titan Corp.* (Aerospace/Defense)	9,990	227,173
Toll Brothers, Inc.* (Home Builders)	6,660	676,323
Tootsie Roll Industries, Inc. (Food)	5,550	162,338
Transaction Systems Architect, Inc.* (Software)	4,440	109,357
Triad Hospitals, Inc.* (Healthcare—Services)	8,880	485,203
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,550	177,767
TriQuint Semiconductor, Inc.* (Semiconductors)	14,430	48,052
Tupperware Corp. (Household Products/Wares)	6,660	155,644
Tyson Foods, Inc.—Class A (Food)	35,520	632,256
United Dominion Realty Trust, Inc. (REIT)	15,540	373,737
United Rentals, Inc.* (Commercial Services)	7,770	157,032
Unitrin, Inc. (Insurance)	6,660	327,006
Universal Corp. (Agriculture)	3,330	145,787
Universal Health Services, Inc.—Class B (Healthcare—Services)	6,660	414,119
Urban Outfitters, Inc.* (Retail)	6,660	377,555
UTStarcom, Inc.* (Telecommunications)	13,320	99,767

Common Stocks, continued
	Shares	Value
Valassis Communications, Inc.* (Commercial Services)	5,550	$205,628
Valeant Pharmaceuticals International (Pharmaceuticals)	11,100	195,693
Valspar Corp. (Chemicals)	5,550	268,010
Varian Medical Systems, Inc.* (Healthcare—Products)	15,540	580,108
Varian, Inc.* (Electronics)	4,440	167,788
VCA Antech, Inc.* (Pharmaceuticals)	8,880	215,340
Vectren Corp. (Gas)	8,880	255,122
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,990	168,232
Vishay Intertechnology, Inc.* (Electronics)	21,090	250,338
W.R. Berkley Corp. (Insurance)	13,320	475,258
Waddell & Reed Financial, Inc. (Diversified Financial Services)	9,990	184,815
Washington Federal, Inc. (Savings & Loans)	9,990	234,965
Washington Post Co.—Class B (Media)	1,110	926,882
Weatherford International, Ltd.* (Oil & Gas Services)	15,540	901,009
Webster Financial Corp. (Banks)	6,660	310,955
Weingarten Realty Investors (REIT)	9,990	391,808
Werner Enterprises, Inc. (Transportation)	6,660	130,802
Westamerica Bancorporation (Banks)	3,330	175,857
Westar Energy, Inc. (Electric)	9,990	240,060
Western Digital Corp.* (Computers)	28,860	387,301
Western Gas Resources, Inc. (Pipelines)	7,770	271,173
Westwood One, Inc. (Media)	9,990	204,096
WGL Holdings, Inc. (Gas)	5,550	186,702
Whole Foods Market, Inc. (Food)	7,770	919,191
Williams Sonoma, Inc.* (Retail)	13,320	527,072
Wilmington Trust Corp. (Banks)	7,770	279,798
Wind River Systems, Inc.* (Software)	8,880	139,238
Wisconsin Energy Corp. (Electric)	13,320	519,480
Worthington Industries, Inc. (Metal Fabricate/Hardware)	8,880	140,304
WPS Resources Corp. (Electric)	4,440	249,750
Yellow Roadway Corp.* (Transportation)	6,660	338,328
York International Corp. (Building Materials)	4,440	168,720
Zebra Technologies Corp.* (Machinery—Diversified)	7,770	340,248

TOTAL COMMON STOCKS (Cost $109,315,241)		124,037,660

Repurchase Agreements (9.8%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $13,995,069 (Collateralized by $14,138,000 various U.S. Government Agency Obligations, 3.33%-5.50%, 7/1/05-2/15/06, market value $14,274,971)	$13,994,000	13,994,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,994,000)		13,994,000

TOTAL INVESTMENT SECURITIES (Cost $123,309,241)—96.7%		138,031,660
Net other assets (liabilities)—3.3%		4,766,427

NET ASSETS—100.0%		$142,798,087

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $79,510,200)	231	$1,211,826
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $3,235,480)	47	611
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $32,385,194)	47,282	349,640
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 9/28/05 (Underlying notional amount at value $52,674,764)	76,904	569,268

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.7%
Banks	4.0%
Beverages	0.7%
Biotechnology	1.2%
Building Materials	0.4%
Chemicals	2.3%
Coal	0.7%
Commercial Services	3.2%
Computers	3.4%

Distribution/Wholesale	0.8%
Diversified Financial Services	2.5%
Electric	4.5%
Electrical Components & Equipment	0.9%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.6%
Environmental Control	0.6%
Food	2.4%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare—Products	3.4%
Healthcare—Services	3.4%
Holding Companies—Diversified	0.3%
Home Builders	2.7%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Insurance	4.6%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.3%
Machinery—Diversified	0.8%
Media	1.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.1%
Oil & Gas Services	2.2%
Packaging & Containers	0.4%
Pharmaceuticals	2.3%
Pipelines	1.1%
Real Estate Investment Trust	2.7%
Retail	8.4%
Savings & Loans	1.0%
Semiconductors	2.5%
Software	2.0%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other***	13.1%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Common Stocks (78.0%)
	Percentage of Net Assets	Shares	Value
BancorpSouth, Inc. (Banks)	0.2%	14,663	$346,047
Beverly Enterprises, Inc.* (Healthcare—Services)	0.2%	26,015	331,431
Calpine Corp.* (Electric)	0.2%	100,749	342,547
Cathay Bancorp, Inc. (Banks)	0.2%	10,406	350,786
Centene Corp.* (Healthcare—Services)	0.2%	9,460	317,667
Cimarex Energy Co.* (Oil & Gas)	0.3%	14,179	551,705
CMS Energy Corp.* (Electric)	0.3%	32,164	484,390
Commerce Group, Inc. (Insurance)	0.2%	5,203	323,158
Crompton Corp. (Chemicals)	0.2%	27,907	394,884
Crown Holdings, Inc.* (Packaging & Containers)	0.2%	26,015	370,193
Eagle Materials—Class A (Building Materials)	0.2%	3,784	350,361
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	0.2%	3,311	333,749
Grey Wolf, Inc.* (Oil & Gas)	0.2%	45,408	336,473
Helmerich & Payne, Inc. (Oil & Gas)	0.2%	7,568	355,091
Highwoods Properties, Inc. (REIT)	0.2%	11,825	351,912
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	27,907	323,163
IDEX Corp. (Machinery—Diversified)	0.2%	8,987	346,988
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	8,041	375,032
Joy Global, Inc. (Machinery—Construction & Mining)	0.4%	17,501	587,859
Kennametal, Inc. (Hand/Machine Tools)	0.2%	8,041	368,680
La Quinta Corp.* (Lodging)	0.3%	45,408	423,657
Laidlaw International* (Transportation)	0.3%	21,285	512,969
Landstar System, Inc.* (Transportation)	0.3%	14,190	427,403
Mentor Corp. (Healthcare—Products)	0.3%	9,933	412,021
Micros Systems, Inc.* (Computers)	0.2%	7,568	338,668
Nationwide Health Properties, Inc. (REIT)	0.2%	15,136	357,361
Ohio Casualty Corp. (Insurance)	0.2%	14,663	354,551
Pacific Capital Bancorp (Banks)	0.2%	10,879	403,393
Parametric Technology Corp.* (Software)	0.3%	64,801	413,430
Pediatrix Medical Group, Inc.* (Healthcare—Services)	0.2%	4,730	347,844
Philadelphia Consolidated Holding Corp.* (Insurance)	0.2%	4,257	360,823
Plains Exploration & Production Co.* (Oil & Gas)	0.3%	14,190	504,171
PNM Resources, Inc. (Electric)	0.2%	11,352	327,051

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Post Properties, Inc. (REIT)	0.2%	9,460	$341,601
Range Resources Corp. (Oil & Gas)	0.3%	16,555	445,330
SCP Pool Corp. (Distribution/Wholesale)	0.3%	12,771	448,134
Sierra Pacific Resources* (Electric)	0.2%	25,542	317,998
Southwestern Energy Co.* (Oil & Gas)	0.4%	15,136	711,089
St. Mary Land & Exploration Co. (Oil & Gas)	0.2%	12,298	356,396
Sybron Dental Special, Inc.* (Healthcare—Products)	0.2%	9,460	355,885
Taubman Centers, Inc. (REIT)	0.2%	10,406	354,741
Techne Corp.* (Healthcare—Products)	0.2%	8,514	390,878
Tesoro Petroleum Corp. (Oil & Gas)	0.3%	9,460	440,079
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	0.3%	34,056	507,434
Titan Corp.* (Aerospace/Defense)	0.3%	19,393	440,997
Trustmark Corp. (Banks)	0.2%	11,352	332,160
United Surgical Partners International, Inc.* (Healthcare—Services)	0.2%	6,622	344,874
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.2%	18,920	318,613
Wolverine World Wide, Inc. (Apparel)	0.2%	13,244	317,988
Other Common Stocks	66.5%	6,560,698	109,076,795

TOTAL COMMON STOCKS
(Cost $111,803,361)			128,226,450

Repurchase Agreements (26.2%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $43,009,285 (Collateralized by $44,039,000 various U.S. Government Agency Obligations, 2.87%-3.49%, 9/7/05-12/28/05, market value $43,867,406)	$43,006,000	43,006,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,006,000)		43,006,000

TOTAL INVESTMENT SECURITIES (Cost $154,809,361)—104.2%		171,232,450
Net other assets (liabilities)—(4.2%)		(6,892,648)

NET ASSETS—100.0%		$164,339,802

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Summary Schedule of Portfolio Investments June 30, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $109,239,350)	341	$1,976,266
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $15,569,010)	243	15,977
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $18,088,745)	28,279	327,332
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $90,658,085)	141,729	1,275,827

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.3%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	1.0%
Chemicals	1.3%
Commercial Services	3.6%
Computers	2.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	0.6%
Electric	1.9%
Electrical Components & Equipment	0.2%
Electronics	1.7%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%

Forest Products & Paper	0.5%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare—Products	2.7%
Healthcare—Services	2.0%
Holding Companies—Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.7%
Machinery—Construction & Mining	0.7%
Machinery—Diversified	1.6%
Media	0.9%
Metal Fabricate/Hardware	0.6%
Mining	0.7%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.1%
Oil & Gas	4.0%
Oil & Gas Services	1.3%
Packaging & Containers	0.5%
Pharmaceuticals	2.4%
Real Estate	0.3%
Real Estate Investment Trust	5.4%
Retail	4.2%
Savings & Loans	1.5%
Semiconductors	2.1%
Software	2.3%
Telecommunications	2.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	22.0%

***	Includes non-equity securities and net other assets (liabilities).

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (85.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	18,492	$1,336,971
Alcoa, Inc. (Mining)	18,492	483,196
Altria Group, Inc. (Agriculture)	18,492	1,195,693
American Express Co. (Diversified Financial Services)	18,492	984,330
American International Group, Inc. (Insurance)	18,492	1,074,385
Boeing Co. (Aerospace/Defense)	18,492	1,220,472
Caterpillar, Inc. (Machinery—Construction & Mining)	18,492	1,762,473
Citigroup, Inc. (Diversified Financial Services)	18,492	854,885
Coca-Cola Co. (Beverages)	18,492	772,041
Du Pont (Chemicals)	18,492	795,341
Exxon Mobil Corp. (Oil & Gas)	18,492	1,062,735
General Electric Co. (Miscellaneous Manufacturing)	18,492	640,748
General Motors Corp. (Auto Manufacturers)	18,492	628,728
Hewlett-Packard Co. (Computers)	18,492	434,747
Home Depot, Inc. (Retail)	18,492	719,339
Honeywell International, Inc. (Miscellaneous Manufacturing)	18,492	677,361
Intel Corp. (Semiconductors)	18,492	481,902
International Business Machines Corp. (Computers)	18,492	1,372,106
J.P. Morgan Chase & Co. (Diversified Financial Services)	18,492	653,137
Johnson & Johnson (Healthcare—Products)	18,492	1,201,980
McDonald’s Corp. (Retail)	18,492	513,153
Merck & Co., Inc. (Pharmaceuticals)	18,492	569,554
Microsoft Corp. (Software)	18,492	459,341
Pfizer, Inc. (Pharmaceuticals)	18,492	510,009
Procter & Gamble Co. (Cosmetics/Personal Care)	18,492	975,453
SBC Communications, Inc. (Telecommunications)	18,492	439,185
United Technologies Corp. (Aerospace/Defense)	18,492	949,564
Verizon Communications, Inc. (Telecommunications)	18,492	638,899
Wal-Mart Stores, Inc. (Retail)	18,492	891,314
Walt Disney Co. (Media)	18,492	465,629

TOTAL COMMON STOCKS (Cost $21,588,776)		24,764,671

Repurchase Agreements (12.8%)
	Principal Amount
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $3,716,284 (Collateralized by $3,817,000 various U.S. Government Agency Obligations, 2.625%-3.33%, 9/20/05-1/19/07, market value $3,790,752)	$3,716,000	3,716,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,716,000)		3,716,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option expiring August 2005 @ $6,000	200	$1,563

TOTAL OPTIONS PURCHASED (Cost $2,700)		1,563

TOTAL INVESTMENT SECURITIES (Cost $25,307,476)—98.2%		28,482,234
Net other assets (liabilities)—1.8%		532,589

NET ASSETS—100.0%		$29,014,823

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2005 (Underlying face amount at value $26,699,955)	519	$(454,328)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 9/28/05 (Underlying notional amount at value $6,262,799)	610	(10,373)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	7.5%
Agriculture	4.1%
Auto Manufacturers	2.2%
Beverages	2.7%
Chemicals	2.7%
Computers	6.2%
Cosmetics/Personal Care	3.4%
Diversified Financial Services	8.6%
Healthcare—Products	4.1%
Insurance	3.7%
Machinery—Construction & Mining	6.1%
Media	1.6%
Mining	1.7%
Miscellaneous Manufacturing	9.1%
Oil & Gas	3.7%
Pharmaceuticals	3.7%
Retail	7.3%
Semiconductors	1.7%
Software	1.6%
Telecommunications	3.7%
Other***	14.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (84.4%)
	Shares	Value
Adobe Systems, Inc. (Software)	120,900	$3,460,158
Altera Corp.* (Semiconductors)	132,060	2,617,429
Amazon.com, Inc.* (Internet)	68,820	2,276,566
American Power Conversion Corp. (Electrical Components & Equipment)	49,290	1,162,752
Amgen, Inc.* (Biotechnology)	146,010	8,827,765
Apollo Group, Inc.—Class A* (Commercial Services)	46,500	3,637,230
Apple Computer, Inc.* (Computers)	291,090	10,715,022
Applied Materials, Inc. (Semiconductors)	214,830	3,475,949
ATI Technologies, Inc.* (Semiconductors)	63,240	749,394
Autodesk, Inc. (Software)	60,450	2,077,667
BEA Systems, Inc.* (Software)	92,070	808,375
Bed Bath & Beyond, Inc.* (Retail)	100,440	4,196,383
Biogen Idec, Inc.* (Biotechnology)	94,860	3,267,927
Biomet, Inc. (Healthcare—Products)	85,560	2,963,799
Broadcom Corp.—Class A* (Semiconductors)	64,170	2,278,677
C.H. Robinson Worldwide, Inc. (Transportation)	21,390	1,244,898
Career Education Corp.* (Commercial Services)	26,040	953,324
CDW Corp. (Distribution/Wholesale)	21,390	1,221,155
Check Point Software Technologies, Ltd.* (Internet)	62,310	1,233,738
Chiron Corp.* (Biotechnology)	66,030	2,303,787
Cintas Corp. (Textiles)	52,080	2,010,288
Cisco Systems, Inc.* (Telecommunications)	577,530	11,036,598
Citrix Systems, Inc.* (Software)	51,150	1,107,909
Cognizant Technology Solutions Corp.* (Computers)	33,480	1,577,912
Comcast Corp.—Special Class A* (Media)	240,870	7,394,709
Comverse Technology, Inc.* (Telecommunications)	53,010	1,253,687
Costco Wholesale Corp. (Retail)	63,240	2,834,417
Dell, Inc.* (Computers)	225,060	8,892,121
DENTSPLY International, Inc. (Healthcare—Products)	19,530	1,054,620
Dollar Tree Stores, Inc.* (Retail)	26,970	647,280
eBay, Inc.* (Internet)	254,820	8,411,608
EchoStar Communications Corp.—Class A (Media)	55,800	1,682,370
Electronic Arts, Inc.* (Software)	78,120	4,422,373
Expeditors International of Washington, Inc. (Transportation)	26,040	1,297,052
Express Scripts, Inc.* (Pharmaceuticals)	33,480	1,673,330
Fastenal Co. (Distribution/Wholesale)	18,600	1,139,436
Fiserv, Inc.* (Software)	60,450	2,596,328
Flextronics International, Ltd.* (Electronics)	155,310	2,051,645
Garmin, Ltd. (Electronics)	25,110	1,073,453
Genzyme Corp.—General Division* (Biotechnology)	79,980	4,805,998
Gilead Sciences, Inc.* (Pharmaceuticals)	112,530	4,950,195
Intel Corp. (Semiconductors)	546,840	14,250,650
InterActiveCorp.* (Internet)	172,980	4,160,169
Intersil Corp.—Class A (Semiconductors)	39,060	733,156
Intuit, Inc.* (Software)	57,660	2,601,043
Invitrogen Corp.* (Biotechnology)	12,090	1,006,976
JDS Uniphase Corp.* (Telecommunications)	417,570	634,706
Juniper Networks, Inc.* (Telecommunications)	90,210	2,271,488
KLA—Tencor Corp. (Semiconductors)	60,450	2,641,665
Lam Research Corp.* (Semiconductors)	36,270	1,049,654
Lamar Advertising Co.* (Advertising)	21,390	914,850

Common Stocks, continued
	Shares	Value
Level 3 Communications, Inc.* (Telecommunications)	173,910	$353,037
Liberty Global, Inc.—Class A* (Media)	43,710	2,039,946
Lincare Holdings, Inc.* (Healthcare—Services)	24,180	987,511
Linear Technology Corp. (Semiconductors)	103,230	3,787,509
Marvell Technology Group, Ltd.* (Semiconductors)	67,890	2,582,536
Maxim Integrated Products, Inc. (Semiconductors)	116,250	4,441,913
MCI, Inc. (Telecommunications)	89,280	2,295,389
MedImmune, Inc.* (Biotechnology)	66,960	1,789,171
Mercury Interactive Corp.* (Software)	23,250	891,870
Microchip Technology, Inc. (Semiconductors)	43,710	1,294,690
Microsoft Corp. (Software)	941,160	23,378,413
Millennium Pharmaceuticals, Inc.* (Biotechnology)	85,560	793,141
Molex, Inc. (Electrical Components & Equipment)	25,110	653,864
Network Appliance, Inc.* (Computers)	96,720	2,734,274
Nextel Communications, Inc.—Class A* (Telecommunications)	357,120	11,538,547
Novellus Systems, Inc.* (Semiconductors)	35,340	873,251
NTL, Inc.* (Telecommunications)	23,250	1,590,765
Oracle Corp.* (Software)	542,190	7,156,907
PACCAR, Inc. (Auto Manufacturers)	49,290	3,351,720
Patterson Dental Co.* (Healthcare—Products)	33,480	1,509,278
Paychex, Inc. (Commercial Services)	91,140	2,965,696
Petsmart, Inc. (Retail)	36,270	1,100,795
Pixar Animation Studios* (Software)	29,760	1,489,488
QLogic Corp.* (Semiconductors)	23,250	717,728
Qualcomm, Inc. (Telecommunications)	498,480	16,454,825
Research In Motion, Ltd.* (Computers)	48,360	3,566,550
Ross Stores, Inc. (Retail)	37,200	1,075,452
SanDisk Corp.* (Computers)	41,850	993,101
Sanmina-SCI Corp.* (Electronics)	142,290	778,326
Sears Holdings Corp.* (Retail)	43,710	6,550,818
Siebel Systems, Inc. (Software)	153,450	1,365,705
Sigma-Aldrich Corp. (Chemicals)	16,740	938,110
Sirius Satellite Radio, Inc.* (Media)	362,700	2,350,296
Smurfit-Stone Container Corp.* (Packaging & Containers)	63,240	643,151
Staples, Inc. (Retail)	125,550	2,676,726
Starbucks Corp.* (Retail)	136,710	7,062,438
Sun Microsystems, Inc.* (Computers)	374,790	1,397,967
Symantec Corp.* (Internet)	187,860	4,084,076
Synopsys, Inc.* (Computers)	33,480	558,112
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	32,550	1,039,973
Tellabs, Inc.* (Telecommunications)	65,100	566,370
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	117,180	3,648,985
VeriSign, Inc.* (Internet)	63,240	1,818,782
Veritas Software Corp.* (Software)	110,670	2,700,348
Whole Foods Market, Inc. (Food)	15,810	1,870,323
Wynn Resorts, Ltd.* (Lodging)	27,900	1,318,833
Xilinx, Inc. (Semiconductors)	118,110	3,011,805
XM Satellite Radio Holdings, Inc.—Class A* (Media)	54,870	1,846,924
Yahoo!, Inc.* (Internet)	170,190	5,897,084

TOTAL COMMON STOCKS (Cost $205,253,512)		316,182,200

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (13.3%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $49,641,792 (Collateralized by $51,030,000 various U.S. Government Agency Obligations, 2.625%-3.38%, 9/7/05-1/19/07, market value $50,633,012)	$49,638,000	$49,638,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,638,000)		49,638,000

TOTAL INVESTMENT SECURITIES (Cost $254,891,512)—97.7%		365,820,200
Net other assets (liabilities)—2.3%		8,759,508

NET ASSETS—100.0%		$374,579,708

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $112,875,300)	751	$(2,959,796)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $300,500)	10	5,128
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 9/28/05 (Underlying notional amount at value $232,237,402)	155,497	18,702
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $87,369,675)	58,499	(29,705)

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Auto Manufacturers	0.9%
Biotechnology	6.1%
Chemicals	0.3%
Commercial Services	2.0%
Computers	8.1%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.5%
Healthcare—Products	1.5%
Healthcare—Services	0.3%
Internet	7.4%
Lodging	0.4%
Media	4.1%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
Retail	7.0%
Semiconductors	11.9%
Software	14.4%
Telecommunications	13.1%
Textiles	0.5%
Transportation	0.7%
Other**	15.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (29.4%)
	Principal Amount	Value
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $7,657,585 (Collateralized by $7,811,000 Federal National Mortgage Association, 3.35%, 7/1/05, market value $7,810,273)	$7,657,000	$7,657,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,657,000)		7,657,000

Options Purchased (74.1%)
	Contracts
Nikkei 225 Futures Call Option expiring September 2005 @ $6,000	700	19,320,000

TOTAL OPTIONS PURCHASED (Cost $18,377,800)		19,320,000

TOTAL INVESTMENT SECURITIES (Cost $26,034,800)—103.5%		26,977,000
Net other assets (liabilities)—(3.5%)		(923,211)

NET ASSETS—100.0%		$26,053,789

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring September 2005 (Underlying face amount at value $11,865,600)	206	$224,869

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (95.8%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $28,784,199 (Collateralized by $29,830,000 various U.S. Government Agency Obligations, 3.33%-4.48%, 12/28/05-4/18/08, market value $29,349,543)	$28,782,000	$28,782,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,782,000)		28,782,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option expiring August 2005 @ $1,500	150	1,425

TOTAL OPTIONS PURCHASED (Cost $2,550)		1,425

TOTAL INVESTMENT SECURITIES (Cost $28,784,550)—95.8%		28,783,425
Net other assets (liabilities)—4.2%		1,260,127

NET ASSETS—100.0%		$30,043,552

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $15,535,000)	52	$66,508
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $11,895,794)	(9,985)	(8,178)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $2,780,903)	(2,334)	(1,904)

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (103.0%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $30,326,316 (Collateralized by $31,343,000 various U.S. Government Agency Obligations, 3.33%-5.50%, 9/20/05-4/18/08, market value $30,927,760)	$30,324,000	$30,324,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,324,000)		30,324,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option expiring July 2005 @ $850	80	520

TOTAL OPTIONS PURCHASED (Cost $1,360)		520

TOTAL INVESTMENT SECURITIES (Cost $30,325,360)—103.0%		30,324,520
Net other assets (liabilities)—(3.0%)		(876,041)

NET ASSETS—100.0%		$29,448,479

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $2,498,730)	39	$(5,154)
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $320,350)	1	(5,804)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $3,668,664)	(5,735)	(66,498)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $23,058,487)	(36,048)	(460,461)

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (95.7%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $25,257,929. (Collateralized by $25,644,000 various U.S. Government Agency Obligations, 3.33%-4.00%, 9/20/05-2/6/09, market value $25,762,434)	$25,256,000	$25,256,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,256,000)		25,256,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option expiring July 2005 @ $2,600	300	390

TOTAL OPTIONS PURCHASED (Cost $2,850)		390

TOTAL INVESTMENT SECURITIES (Cost $25,258,850)—95.7%		25,256,390
Net other assets (liabilities)—4.3%		1,126,804

NET ASSETS—100.0%		$26,383,194

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $330,550)	11	$6,069
NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $5,410,800)	36	120,433
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 9/28/05 (Underlying notional amount at value $3,478,884)	(2,329)	(28,213)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $17,130,438)	(11,470)	5,491

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (87.2%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $99,994,638 (Collateralized by $100,940,000 various U.S. Government Agency Obligations, 3.33%-4.48%, 9/20/05-4/18/08, market value $101,991,094)	$99,987,000	$99,987,000

TOTAL REPURCHASE AGREEMENTS (Cost $99,987,000)		99,987,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option expiring August 2005 @ $1,500	700	6,650

TOTAL OPTIONS PURCHASED (Cost $11,900)		6,650

TOTAL INVESTMENT SECURITIES (Cost $99,998,900)—87.2%		99,993,650
Net other assets (liabilities)—12.8%		14,614,932

NET ASSETS—100.0%		$114,608,582

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $184,030,000)	616	$1,000,291
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $43,829,230)	(36,790)	(30,132)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $1,338,777)	(1,124)	(142,678)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (98.3%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $6,659,509 (Collateralized by $6,702,000 various U.S. Government Agency Obligations, 3.33%-5.50%, 9/20/05-2/15/06, market value $6,793,608)	$6,659,000	$6,659,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,659,000)		6,659,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option expiring September 2005 @ $900	130	2,730

TOTAL OPTIONS PURCHASED (Cost $3,835)		2,730

TOTAL INVESTMENT SECURITIES (Cost $6,662,835)—98.3%		6,661,730
Net other assets (liabilities)—1.7%		113,177

NET ASSETS—100.0%		$6,774,907

*	All or a portion of the market value of this security is held as collateral for swap agreements
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $3,648,520)	53	$39,684
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $4,818,800)	14	(73,563)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 9/28/05 (Underlying notional amount at value $529,014)	(772)	(36,672)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $11,812,257)	(17,246)	(127,821)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (105.4%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $98,635,534 (Collateralized by $100,254,000 various U.S. Government Agency Obligations, 3.36%-5.50%, 7/8/05-2/6/09, market value $100,604,445)	$98,628,000	$98,628,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,628,000)		98,628,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option expiring July 2005 @ $850	160	1,040

TOTAL OPTIONS PURCHASED (Cost $2,720)		1,040

TOTAL INVESTMENT SECURITIES (Cost $98,630,720)—105.4%		98,629,040
Net other assets (liabilities)—(5.4%)		(5,089,391)

NET ASSETS—100.0%		$93,539,649

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $1,409,540)	22	$1,447
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $5,125,600)	16	(92,837)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $19,148,355)	(29,935)	(347,082)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $160,393,099)	(250,747)	(5,902,426)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (86.2%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,787,824 (Collateralized by $11,034,000 various U.S. Government Agency Obligations, 3.33%-3.34%, 7/15/05-9/20/05, market value $11,007,490)	$10,787,000	$10,787,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,787,000)		10,787,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Call Option expiring September 2005 @ $14,000	500	2,120

TOTAL OPTIONS PURCHASED (Cost $4,250)		2,120

TOTAL INVESTMENT SECURITIES (Cost $10,791,250)—86.2%		10,789,120
Net other assets (liabilities)—13.8%		1,726,161

NET ASSETS—100.0%		$12,515,281

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2005 (Underlying face amount at value $9,620,215)	187	$157,400
Swap Agreements
	Units
Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 9/28/05 (Underlying notional amount at value $15,378,911)	(1,497)	25,023

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (92.3%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $191,140,600 (Collateralized by $194,149,000 various U.S. Government Agency Obligations, 3.38%-4.30%, 10/24/05-5/5/08, market value $194,950,044)	$191,126,000	$191,126,000

TOTAL REPURCHASE AGREEMENTS (Cost $191,126,000)		191,126,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option expiring July 2005 @ $2,600	1,500	1,950

TOTAL OPTIONS PURCHASED (Cost $14,250)		1,950

TOTAL INVESTMENT SECURITIES (Cost $191,140,250)—92.3%		191,127,950
Net other assets (liabilities)—7.7%		15,958,467

NET ASSETS—100.0%		$207,086,417

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $5,499,150)	183	$97,837
NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $93,486,600)	622	2,350,966
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 expiring 9/28/05 (Underlying notional amount at value $228,732,399)	(153,150)	73,325
Equity Index Swap Agreement based on the NASDAQ-100 expiring 8/26/05 (Underlying notional amount at value $85,225,972)	(57,064)	27,318

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.1%)
	Shares	Value
Amcore Financial, Inc. (Banks)	36	$1,076
Amegy Bancorp, Inc. (Banks)	108	2,417
AmSouth Bancorp (Banks)	630	16,380
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	36	1,089
Associated Banc-Corp (Banks)	216	7,271
Astoria Financial Corp. (Savings & Loans)	180	5,125
BancorpSouth, Inc. (Banks)	126	2,974
Bank of America Corp. (Banks)	7,146	325,928
Bank of Hawaii Corp. (Banks)	90	4,568
Bank of New York Co., Inc. (Banks)	1,368	39,371
BB&T Corp. (Banks)	972	38,851
Cathay Bancorp, Inc. (Banks)	72	2,427
Chittenden Corp. (Banks)	90	2,448
Citigroup, Inc. (Diversified Financial Services)	9,198	425,224
Citizens Banking Corp. (Banks)	72	2,176
City National Corp. (Banks)	72	5,163
Comerica, Inc. (Banks)	306	17,687
Commerce Bancorp, Inc. (Banks)	288	8,729
Commerce Bancshares, Inc. (Banks)	126	6,352
Commercial Capital Bancorp, Inc. (Savings & Loans)	90	1,504
Commercial Federal Corp. (Savings & Loans)	72	2,425
Compass Bancshares, Inc. (Banks)	216	9,720
Cullen/Frost Bankers, Inc. (Banks)	90	4,289
Dime Community Bancshares, Inc. (Savings & Loans)	54	821
Doral Financial Corp. (Diversified Financial Services)	162	2,679
Downey Financial Corp. (Savings & Loans)	36	2,635
East-West Bancorp, Inc. (Banks)	90	3,023
F.N.B. Corp. (Banks)	90	1,769
Fifth Third Bancorp (Banks)	828	34,122
First BanCorp. (Banks)	72	2,891
First Horizon National Corp. (Banks)	216	9,115
First Midwest Bancorp, Inc. (Banks)	90	3,165
First Niagara Financial Group, Inc. (Savings & Loans)	216	3,149
FirstFed Financial Corp.* (Savings & Loans)	36	2,146
FirstMerit Corp. (Banks)	144	3,760
Fulton Financial Corp. (Banks)	288	5,184
Golden West Financial Corp. (Savings & Loans)	540	34,765
Greater Bay Bancorp (Banks)	90	2,373
Harbor Florida Bancshares, Inc. (Savings & Loans)	36	1,348
Hibernia Corp. (Banks)	270	8,959
Hudson City Bancorp, Inc. (Savings & Loans)	1,062	12,117
Hudson United Bancorp (Banks)	72	2,599
Huntington Bancshares, Inc. (Banks)	396	9,559
Independence Community Bank Corp. (Savings & Loans)	144	5,318
IndyMac Bancorp, Inc. (Diversified Financial Services)	108	4,399
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,300	222,516
KeyCorp (Banks)	720	23,868
M&T Bank Corp. (Banks)	144	15,143

Common Stocks, continued
	Shares	Value
MAF Bancorp, Inc. (Savings & Loans)	54	$2,302
Marshall & Ilsley Corp. (Banks)	342	15,202
Mercantile Bankshares Corp. (Banks)	144	7,420
National City Corp. (Banks)	990	33,779
NetBank, Inc. (Internet)	90	839
New York Community Bancorp (Savings & Loans)	432	7,828
North Fork Bancorp, Inc. (Banks)	774	21,742
Northern Trust Corp. (Banks)	342	15,592
OceanFirst Financial Corp. (Savings & Loans)	18	405
Old National Bancorp (Banks)	126	2,696
Pacific Capital Bancorp (Banks)	72	2,670
Park National Corp. (Banks)	18	1,989
People’s Bank (Savings & Loans)	108	3,266
PFF Bancorp, Inc. (Savings & Loans)	36	1,090
PNC Financial Services Group (Banks)	522	28,428
Popular, Inc. (Banks)	432	10,882
Provident Bankshares Corp. (Banks)	54	1,723
Provident Financial Services, Inc. (Savings & Loans)	126	2,214
Regions Financial Corp. (Banks)	810	27,443
Republic Bancorp, Inc. (Banks)	126	1,887
Sky Financial Group, Inc. (Banks)	198	5,580
South Financial Group, Inc. (Banks)	126	3,581
Sovereign Bancorp, Inc. (Savings & Loans)	666	14,878
Sterling Bancshares, Inc. (Banks)	72	1,120
SunTrust Banks, Inc. (Banks)	648	46,812
Susquehanna Bancshares, Inc. (Banks)	90	2,213
SVB Financial Group* (Banks)	72	3,449
Synovus Financial Corp. (Banks)	450	12,902
TCF Financial Corp. (Banks)	234	6,056
TD Banknorth, Inc. (Banks)	144	4,291
Texas Regional Bancshares, Inc.—Class A (Banks)	72	2,195
The Colonial BancGroup, Inc. (Banks)	252	5,559
TrustCo Bank Corp. NY (Banks)	126	1,646
Trustmark Corp. (Banks)	90	2,633
U.S. Bancorp (Banks)	3,312	96,710
UCBH Holdings, Inc. (Banks)	162	2,631
UnionBanCal Corp. (Banks)	108	7,227
United Bankshares, Inc. (Banks)	72	2,564
Valley National Bancorp (Banks)	180	4,208
W Holding Co., Inc. (Banks)	234	2,391
Wachovia Corp. (Banks)	2,808	139,277
Washington Federal, Inc. (Savings & Loans)	162	3,810
Washington Mutual, Inc. (Savings & Loans)	1,548	62,989
Webster Financial Corp. (Banks)	90	4,202
Wells Fargo & Co. (Banks)	2,988	184,000
Westamerica Bancorp (Banks)	54	2,852
Whitney Holding Corp. (Banks)	108	3,524
Wilmington Trust Corp. (Banks)	126	4,537
Zions Bancorp (Banks)	162	11,912

TOTAL COMMON STOCKS (Cost $1,895,086)		2,185,763

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (24.1%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $701,054 (Collateralized by $707,000 Federal Home Loan Bank, 4.48%, 4/18/08 market value $710,156)	$701,000	$701,000

TOTAL REPURCHASE AGREEMENTS (Cost $701,000)		701,000

TOTAL INVESTMENT SECURITIES (Cost $2,596,086)—99.2%		2,886,763
Net other assets (liabilities)—0.8%		24,499

NET ASSETS—100.0%		$2,911,262

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 7/26/05 (Underlying notional amount at value $2,202,975)	4,516	$(13,831)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Banks	46.7%
Diversified Financial Services	22.5%
Internet	NM
Savings & Loans	5.9%
Other***	24.9%

***	Includes non-equity securities and net other (assets) liabilities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.1%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,924	$176,317
Airgas, Inc. (Chemicals)	860	21,216
AK Steel Holding Corp.* (Iron/Steel)	1,419	9,096
Albemarle Corp. (Chemicals)	516	18,819
Alcoa, Inc. (Mining)	11,911	311,235
Allegheny Technologies, Inc. (Iron/Steel)	1,075	23,715
Arch Coal, Inc. (Coal)	860	46,844
Ashland, Inc. (Chemicals)	989	71,079
Avery Dennison Corp. (Household Products/Wares)	1,333	70,596
Bowater, Inc. (Forest Products & Paper)	774	25,054
Cabot Corp. (Chemicals)	860	28,380
Cambrex Corp. (Biotechnology)	344	6,553
Caraustar Industries, Inc.* (Forest Products & Paper)	387	4,064
Carpenter Technology Corp. (Iron/Steel)	301	15,592
Cleveland-Cliffs, Inc. (Iron/Steel)	301	17,386
Coeur d’Alene Mines Corp.* (Mining)	3,268	11,863
Commercial Metals Co. (Metal Fabricate/Hardware)	817	19,461
CONSOL Energy, Inc. (Coal)	1,247	66,814
Crompton Corp. (Chemicals)	1,548	21,904
Cytec Industries, Inc. (Chemicals)	516	20,537
Du Pont (Chemicals)	13,545	582,570
Eastman Chemical Co. (Chemicals)	1,075	59,286
Ecolab, Inc. (Chemicals)	2,537	82,097
Engelhard Corp. (Chemicals)	1,677	47,878
Ferro Corp. (Chemicals)	559	11,102
FMC Corp.* (Chemicals)	473	26,554
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,451	91,765
Fuller (H.B.) Co. (Chemicals)	387	13,181
Georgia Gulf Corp. (Chemicals)	473	14,687
Great Lakes Chemical Corp. (Chemicals)	688	21,651
Harsco Corp. (Miscellaneous Manufacturing)	559	30,494
Hercules, Inc.* (Chemicals)	1,376	19,470
Huntsman Corp.* (Chemicals)	817	16,561
International Flavors & Fragrances, Inc. (Chemicals)	1,204	43,609
International Paper Co. (Forest Products & Paper)	6,708	202,649
Lubrizol Corp. (Chemicals)	903	37,935
Lyondell Chemical Co. (Chemicals)	2,537	67,028
Macdermid, Inc. (Chemicals)	344	10,719
Massey Energy Co. (Coal)	1,032	38,927
Meridian Gold, Inc.* (Mining)	1,333	23,994
Minerals Technologies, Inc. (Chemicals)	301	18,542
Monsanto Co. (Agriculture)	3,655	229,790
Neenah Paper, Inc. (Forest Products & Paper)	215	6,659
Newmont Mining Corp. (Mining)	5,590	218,178
Nucor Corp. (Iron/Steel)	1,978	90,235
Olin Corp. (Chemicals)	946	17,255
OM Group, Inc.* (Chemicals)	387	9,555
Peabody Energy Corp. (Coal)	1,763	91,747
Phelps Dodge Corp. (Mining)	1,290	119,325
Pope & Talbot, Inc. (Forest Products & Paper)	215	2,387
Potlatch Corp. (Forest Products & Paper)	387	20,252
PPG Industries, Inc. (Chemicals)	2,365	148,427
Praxair, Inc. (Chemicals)	4,429	206,391
Reliance Steel & Aluminum Co. (Iron/Steel)	387	14,346

Common Stocks, continued
	Shares	Value
Rohm & Haas Co. (Chemicals)	1,978	$91,661
RPM, Inc. (Chemicals)	1,591	29,052
RTI International Metals, Inc.* (Mining)	301	9,454
Ryerson Tull, Inc. (Iron/Steel)	301	4,295
Schulman (A.), Inc. (Chemicals)	430	7,693
Sensient Technologies Corp. (Chemicals)	602	12,407
Sigma-Aldrich Corp. (Chemicals)	817	45,785
Steel Dynamics, Inc. (Iron/Steel)	602	15,803
Stillwater Mining Co.* (Mining)	602	4,467
The Dow Chemical Co. (Chemicals)	13,029	580,181
The Mosaic Co.* (Chemicals)	1,720	26,763
The Scotts Co.—Class A* (Household Products/Wares)	301	21,434
Tredegar Corp. (Miscellaneous Manufacturing)	344	5,366
United States Steel Corp. (Iron/Steel)	1,548	53,205
USEC, Inc. (Mining)	1,161	16,997
Valspar Corp. (Chemicals)	645	31,147
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	645	7,727
Wellman, Inc. (Chemicals)	430	4,382
Weyerhaeuser Co. (Forest Products & Paper)	3,268	208,007
Worthington Industries, Inc. (Metal Fabricate/Hardware)	989	15,626

TOTAL COMMON STOCKS (Cost $3,873,497)		4,813,223

Repurchase Agreements (26.4%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $1,688,129 (Collateralized by $1,721,000 various U.S. Government Agency Obligations, 2.625%-4.48%, 1/19/07-4/18/08, market value $1,717,407)	$1,688,000	1,688,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,688,000)		1,688,000

TOTAL INVESTMENT SECURITIES (Cost $5,561,497)—101.5%		6,501,223
Net other assets (liabilities)—(1.5)%		(97,354)

NET ASSETS—100.0%		$6,403,869

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 7/26/05 (Underlying notional amount at value $4,810,756)	26,056	$(126,741)

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	3.6%
Biotechnology	0.1%
Chemicals	41.3%
Coal	3.8%
Forest Products & Paper	7.4%
Household Products/Wares	1.4%
Iron/Steel	3.8%
Metal Fabricate/Hardware	0.5%
Mining	12.6%
Miscellaneous Manufacturing	0.6%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.0%)
	Shares	Value
Abgenix, Inc.* (Pharmaceuticals)	6,264	$53,745
Albany Molecular Research, Inc.* (Commercial Services)	1,728	24,192
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,160	49,766
Amgen, Inc.* (Biotechnology)	102,600	6,203,197
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	7,560	158,231
Applera Corp.—Celera Genomics Group* (Biotechnology)	5,832	63,977
Biogen Idec, Inc.* (Biotechnology)	27,432	945,032
Celgene Corp.* (Biotechnology)	13,176	537,186
Cell Genesys, Inc.* (Biotechnology)	3,672	19,645
Cell Therapeutics, Inc.* (Pharmaceuticals)	4,968	13,463
Charles River Laboratories International, Inc.* (Biotechnology)	4,968	239,706
Chiron Corp.* (Biotechnology)	8,856	308,986
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,320	56,894
CuraGen Corp.* (Biotechnology)	3,240	16,654
CV Therapeutics, Inc.* (Pharmaceuticals)	2,808	62,955
Delta & Pine Land Co. (Agriculture)	3,024	75,781
Enzo Biochem, Inc.* (Biotechnology)	2,592	46,475
Enzon, Inc.* (Biotechnology)	3,456	22,395
Genentech, Inc.* (Biotechnology)	37,368	2,999,903
Genzyme Corp.—General Division* (Biotechnology)	20,304	1,220,067
Gilead Sciences, Inc.* (Pharmaceuticals)	34,776	1,529,797
Human Genome Sciences, Inc.* (Biotechnology)	10,584	122,563
ICOS Corp.* (Biotechnology)	4,752	100,600
ImClone Systems, Inc.* (Pharmaceuticals)	5,400	167,238
Incyte Genomics, Inc.* (Biotechnology)	6,696	47,876
InterMune, Inc.* (Biotechnology)	2,160	28,166
Invitrogen Corp.* (Biotechnology)	4,320	359,813
Lexicon Genetics, Inc.* (Biotechnology)	3,456	17,073
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	6,048	42,034
Maxygen, Inc.* (Biotechnology)	2,160	14,818
Medarex, Inc.* (Pharmaceuticals)	8,856	73,770
MedImmune, Inc.* (Biotechnology)	20,088	536,751
Millennium Pharmaceuticals, Inc.* (Biotechnology)	24,840	230,267
Myriad Genetics, Inc.* (Biotechnology)	2,376	37,184
Nabi Biopharmaceuticals* (Pharmaceuticals)	4,752	72,373
Nektar Therapeutics* (Biotechnology)	6,912	116,398
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	3,024	127,189
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	3,024	34,322
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,592	61,897
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,672	150,075
Protein Design Labs, Inc.* (Biotechnology)	8,640	174,614
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,024	25,371
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,968	21,909
Techne Corp.* (Healthcare—Products)	3,024	138,832

Common Stocks, continued
	Shares	Value
Telik, Inc.* (Biotechnology)	4,104	$66,731
Thermo Electron Corp.* (Electronics)	12,960	348,235
Transkaryotic Therapies, Inc.* (Biotechnology)	1,944	71,112
Trimeris, Inc.* (Pharmaceuticals)	1,296	12,934
United Therapeutics Corp.* (Pharmaceuticals)	1,728	83,290
Varian, Inc.* (Electronics)	2,808	106,114
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,344	123,673
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	4,752	132,581
Waters Corp.* (Electronics)	9,504	353,264

TOTAL COMMON STOCKS (Cost $15,095,735)		18,647,114

Repurchase Agreements (24.4%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $6,072,464 (Collateralized by $6,123,000 various U.S. Government Agency Obligations, 3.33%-5.50%, 9/20/05-4/18/08,market value $6,218,936)	$6,072,000	6,072,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,072,000)		6,072,000

TOTAL INVESTMENT SECURITIES (Cost $21,167,735)—99.4%		24,719,114
Net other assets (liabilities)—0.6%		156,772

NET ASSETS—100.0%		$24,875,886

*	Non-income producing security.
**	All or portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 7/26/05 (Underlying notional amount at value $18,671,032)	49,125	$85,053

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	0.3%
Biotechnology	59.4%
Commercial Services	0.1%
Electronics	3.2%
Healthcare—Products	0.6%
Pharmaceuticals	11.4%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.0%)
	Shares	Value
Activision, Inc.* (Software)	304	$5,022
Actuant Corp.* (Miscellaneous Manufacturing)	48	2,301
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	128	5,546
Altria Group, Inc. (Agriculture)	3,184	205,878
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	64	1,617
American Italian Pasta Co. (Food)	32	673
Anheuser-Busch Cos., Inc. (Beverages)	1,200	54,900
Archer-Daniels-Midland Co. (Agriculture)	928	19,841
ArvinMeritor, Inc. (Auto Parts & Equipment)	112	1,992
Avon Products, Inc. (Cosmetics/Personal Care)	736	27,858
Beazer Homes USA, Inc. (Home Builders)	64	3,658
Black & Decker Corp. (Hand/Machine Tools)	128	11,501
Blyth, Inc. (Household Products/Wares)	48	1,346
BorgWarner, Inc. (Auto Parts & Equipment)	80	4,294
Briggs & Stratton Corp. (Machinery—Diversified)	80	2,770
Brown-Forman Corp. (Beverages)	64	3,869
Brunswick Corp. (Leisure Time)	144	6,238
Bunge, Ltd. (Agriculture)	176	11,158
Callaway Golf Co. (Leisure Time)	96	1,481
Campbell Soup Co. (Food)	400	12,308
Centex Corp. (Home Builders)	192	13,568
Champion Enterprises, Inc.* (Home Builders)	112	1,113
Chiquita Brands International, Inc. (Food)	64	1,757
Church & Dwight, Inc. (Household Products/Wares)	96	3,475
Cintas Corp. (Textiles)	208	8,029
Clorox Co. (Household Products/Wares)	240	13,373
Coach, Inc.* (Apparel)	592	19,873
Coca-Cola Co. (Beverages)	3,456	144,288
Coca-Cola Enterprises, Inc. (Beverages)	384	8,452
Colgate-Palmolive Co. (Cosmetics/Personal Care)	816	40,727
ConAgra Foods, Inc. (Food)	816	18,899
Constellation Brands, Inc.* (Beverages)	304	8,968
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	96	1,783
Corn Products International, Inc. (Food)	112	2,661
D.R. Horton, Inc. (Home Builders)	432	16,247
Dana Corp. (Auto Parts & Equipment)	240	3,602
Dean Foods Co.* (Food)	224	7,894
Del Monte Foods Co.* (Food)	304	3,274
Delphi Corp. (Auto Parts & Equipment)	768	3,571
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	48	3,907
Eastman Kodak Co. (Miscellaneous Manufacturing)	448	12,029
Electronic Arts, Inc.* (Software)	464	26,268
Energizer Holdings, Inc.* (Electrical Components & Equipment)	112	6,963
Ethan Allen Interiors, Inc. (Home Furnishings)	48	1,608
Fleetwood Enterprises, Inc.* (Home Builders)	80	812
Flowers Foods, Inc. (Food)	64	2,263
Ford Motor Co. (Auto Manufacturers)	2,736	28,017
Fossil, Inc.* (Household Products/Wares)	64	1,453
Furniture Brands International, Inc. (Home Furnishings)	80	1,729
G & K Services, Inc. (Textiles)	32	1,207
Garmin, Ltd. (Electronics)	96	4,104
General Mills, Inc. (Food)	560	26,202
General Motors Corp. (Auto Manufacturers)	656	22,304
Gentex Corp. (Electronics)	240	4,368
Genuine Parts Co. (Distribution/Wholesale)	272	11,177

Common Stocks, continued
	Shares	Value
Georgia Pacific Corp. (Forest Products & Paper)	352	$11,194
Gillette Co. (Cosmetics/Personal Care)	1,408	71,286
Hain Celestial Group, Inc.* (Food)	48	936
Harley-Davidson, Inc. (Leisure Time)	448	22,221
Harman International Industries, Inc. (Home Furnishings)	96	7,810
Hasbro, Inc. (Toys/Games/Hobbies)	240	4,990
Heinz (H.J.) Co. (Food)	544	19,268
Herman Miller, Inc. (Office Furnishings)	112	3,454
Hershey Foods Corp. (Food)	272	16,891
HNI Corp. (Office Furnishings)	80	4,092
Hormel Foods Corp. (Food)	112	3,285
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	48	3,130
Interface, Inc.—Class A* (Office Furnishings)	64	515
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	48	922
JM Smucker Co. (Food)	96	4,506
Johnson Controls, Inc. (Auto Parts & Equipment)	304	17,125
Jones Apparel Group, Inc. (Apparel)	192	5,960
KB Home (Home Builders)	112	8,538
Kellogg Co. (Food)	368	16,354
Kellwood Co. (Apparel)	48	1,291
Kenneth Cole Productions, Inc. (Retail)	16	498
Kimberly-Clark Corp. (Household Products/Wares)	752	47,068
Kraft Foods, Inc. (Food)	400	12,724
La-Z-Boy, Inc. (Home Furnishings)	80	1,166
Lancaster Colony Corp. (Miscellaneous Manufacturing)	48	2,060
Lear Corp. (Auto Parts & Equipment)	112	4,075
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	304	8,080
Lennar Corp.—Class A (Home Builders)	192	12,182
Lennar Corp.—Class B (Home Builders)	16	941
Lexar Media, Inc.* (Computers)	112	550
Liz Claiborne, Inc. (Apparel)	176	6,998
Loews Corp.—Carolina Group (Agriculture)	112	3,732
M.D.C. Holdings, Inc. (Home Builders)	48	3,948
Martek Biosciences Corp.* (Biotechnology)	48	1,822
Marvel Enterprises, Inc.* (Toys/Games/Hobbies)	128	2,524
Mattel, Inc. (Toys/Games/Hobbies)	640	11,712
Maytag Corp. (Home Furnishings)	112	1,754
McCormick & Co., Inc. (Food)	176	5,752
Meritage Homes Corp.* (Home Builders)	32	2,544
Modine Manufacturing Co. (Auto Parts & Equipment)	48	1,563
Mohawk Industries, Inc.* (Textiles)	80	6,600
Molson Coors Brewing Co.—Class B (Beverages)	112	6,944
Monaco Coach Corp. (Home Builders)	48	825
NBTY, Inc.* (Pharmaceuticals)	96	2,490
Newell Rubbermaid, Inc. (Housewares)	432	10,299
NIKE, Inc.—Class B (Apparel)	272	23,555
Nu Skin Enterprises, Inc. (Retail)	80	1,864
NVR, Inc.* (Home Builders)	16	12,960
Oakley, Inc. (Health Care Products)	48	817
Pentair, Inc. (Miscellaneous Manufacturing)	160	6,850
PepsiAmericas, Inc. (Beverages)	112	2,874
PepsiCo, Inc. (Beverages)	2,624	141,512
Phillips-Van Heusen Corp. (Apparel)	48	1,569
Polaris Industries, Inc. (Leisure Time)	64	3,456
Polo Ralph Lauren Corp. (Apparel)	96	4,139
Procter & Gamble Co. (Cosmetics/Personal Care)	3,920	206,779

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Pulte Homes, Inc. (Home Builders)	160	$13,480
Quiksilver, Inc.* (Apparel)	176	2,812
Ralcorp Holdings, Inc. (Food)	48	1,975
Reebok International, Ltd. (Apparel)	80	3,346
Reynolds American, Inc. (Agriculture)	128	10,086
Russell Corp. (Apparel)	48	982
Sara Lee Corp. (Food)	1,232	24,406
SCP Pool Corp. (Distribution/Wholesale)	80	2,807
Smithfield Foods, Inc.* (Food)	128	3,491
Snap-on, Inc. (Hand/Machine Tools)	80	2,744
Spectrum Brands, Inc.* (Household Products/Wares)	48	1,584
Standard Pacific Corp. (Home Builders)	48	4,222
Steelcase, Inc.—Class A (Office Furnishings)	80	1,108
Superior Industries International, Inc. (Auto Parts & Equipment)	32	758
Take-Two Interactive Software, Inc.* (Software)	112	2,850
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	208	8,139
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	272	4,053
The Nautilus Group, Inc. (Leisure Time)	48	1,368
The Pepsi Bottling Group, Inc. (Beverages)	240	6,866
The Ryland Group, Inc. (Home Builders)	80	6,070
The Stanley Works (Hand/Machine Tools)	128	5,829
The Stride Rite Corp. (Apparel)	64	883
The Timberland Co.—Class A* (Apparel)	80	3,098
Thor Industries, Inc. (Home Builders)	64	2,012
THQ, Inc.* (Software)	64	1,873
Toll Brothers, Inc.* (Home Builders)	80	8,124
Tommy Hilfiger Corp.* (Apparel)	144	1,981
Tootsie Roll Industries, Inc. (Food)	32	936
TreeHouse Foods, Inc.* (Food)	47	1,340
Tupperware Corp. (Household Products/Wares)	80	1,870
Tyson Foods, Inc.—Class A (Food)	368	6,550
Unifi, Inc.* (Apparel)	80	339
Universal Corp. (Agriculture)	32	1,401
UST, Inc. (Agriculture)	256	11,689
V. F. Corp. (Apparel)	144	8,240
Visteon Corp. (Auto Parts & Equipment)	208	1,254
WCI Communities, Inc.* (Home Builders)	64	2,050
WD-40 Co. (Household Products/Wares)	32	894
Weight Watchers International, Inc.* (Commercial Services)	64	3,303
Whirlpool Corp. (Home Furnishings)	96	6,731
Winnebago Industries, Inc. (Home Builders)	48	1,572
Wolverine World Wide, Inc. (Apparel)	96	2,305
Wrigley (Wm.) Jr. Co. (Food)	208	14,319
Yankee Candle Co., Inc. (Household Products/Wares)	64	2,054

TOTAL COMMON STOCKS (Cost $1,741,241)		1,843,004

Repurchase Agreements (25.4%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $623,048 (Collateralized by $628,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $630,803)	$623,000	$623,000

TOTAL REPURCHASE AGREEMENTS (Cost $623,000)		623,000

TOTAL INVESTMENT SECURITIES (Cost $2,364,241)—100.4%		2,466,004
Net other assets (liabilities)—(0.4%)		(9,889)

NET ASSETS—100.0%		$2,456,115

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 7/26/05 (Underlying notional amount at value $1,798,156)	6,875	$(21,967)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	10.7%
Apparel	3.6%
Auto Manufacturers	2.0%
Auto Parts & Equipment	1.9%
Beverages	15.4%
Biotechnology	0.1%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	14.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Food	8.7%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.8%
Healthcare—Products	NM
Home Builders	4.8%
Home Furnishings	0.8%
Household Products/Wares	3.0%
Housewares	0.4%
Leisure Time	1.4%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.4%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.5%
Textiles	0.6%
Toys/Games/Hobbies	0.8%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.4%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	20	$1,374
Accredo Health, Inc.* (Pharmaceuticals)	12	545
Adesa, Inc. (Commercial Services)	20	435
Advance Auto Parts, Inc.* (Retail)	16	1,033
ADVO, Inc. (Advertising)	8	255
Aeropostale, Inc.* (Retail)	12	403
AirTran Holdings, Inc.* (Airlines)	20	185
Alaska Air Group, Inc.* (Airlines)	4	119
Albertson’s, Inc. (Food)	72	1,489
Amazon.com, Inc.* (Internet)	68	2,249
American Eagle Outfitters, Inc. (Retail)	28	858
American Greetings Corp.—Class A (Household Products/Wares)	16	424
AmerisourceBergen Corp. (Pharmaceuticals)	24	1,660
AMR Corp.* (Airlines)	36	436
Andrx Group* (Pharmaceuticals)	16	325
AnnTaylor Stores Corp.* (Retail)	16	388
Apollo Group, Inc.—Class A* (Commercial Services)	36	2,816
Applebee’s International, Inc. (Retail)	20	530
Aramark Corp. (Commercial Services)	24	634
Arbitron, Inc. (Commercial Services)	8	343
Argosy Gaming Co.* (Entertainment)	8	373
AutoNation, Inc.* (Retail)	44	903
AutoZone, Inc.* (Retail)	16	1,479
Avid Technology, Inc.* (Software)	8	426
Aztar Corp.* (Lodging)	8	274
Barnes & Noble, Inc.* (Retail)	12	466
Bed Bath & Beyond, Inc.* (Retail)	68	2,841
Belo Corp.—Class A (Media)	24	575
Best Buy Co., Inc. (Retail)	60	4,113
Big Lots, Inc.* (Retail)	28	371
BJ’s Wholesale Club, Inc.* (Retail)	16	520
Blockbuster, Inc.—Class A (Retail)	24	219
Bob Evans Farms, Inc. (Retail)	8	187
Borders Group, Inc. (Retail)	16	405
Boyd Gaming Corp. (Lodging)	12	614
Brinker International, Inc.* (Retail)	20	801
Cablevision Systems New York Group* (Media)	44	1,417
Cardinal Health, Inc. (Pharmaceuticals)	100	5,758
Career Education Corp.* (Commercial Services)	24	879
Carmax, Inc.* (Retail)	24	640
Carnival Corp. (Leisure Time)	100	5,455
Casey’s General Stores, Inc. (Retail)	12	238
Catalina Marketing Corp. (Advertising)	12	305
CBRL Group, Inc. (Retail)	12	466
CDW Corp. (Distribution/Wholesale)	16	913
CEC Entertainment, Inc.* (Retail)	8	337
Cendant Corp. (Commercial Services)	244	5,457
Charming Shoppes, Inc.* (Retail)	24	224
Cheesecake Factory, Inc.* (Retail)	16	556
Chemed Corp. (Commercial Services)	4	164
Chico’s FAS, Inc.* (Retail)	40	1,371
Christopher & Banks Corp. (Retail)	8	146
Circuit City Stores, Inc. (Retail)	44	761
Claire’s Stores, Inc. (Retail)	20	481
Clear Channel Communications, Inc. (Media)	116	3,588
CNET Networks, Inc.* (Internet)	32	376
Comcast Corp.—Special Class A* (Media)	488	14,982
Continental Airlines, Inc.—Class B* (Airlines)	16	212
Copart, Inc.* (Retail)	16	381

Common Stocks, continued
	Shares	Value
Corinthian Colleges, Inc.* (Commercial Services)	20	$255
Costco Wholesale Corp. (Retail)	108	4,841
CVS Corp. (Retail)	188	5,465
Darden Restaurants, Inc. (Retail)	36	1,187
DeVry, Inc.* (Commercial Services)	16	318
Dex Media, Inc. (Media)	24	586
Dillards, Inc.—Class A (Retail)	16	375
DIRECTV Group, Inc.* (Media)	212	3,286
Dollar General Corp. (Retail)	68	1,384
Dollar Tree Stores, Inc.* (Retail)	24	576
DoubleClick, Inc.* (Internet)	28	235
Dow Jones & Co., Inc. (Media)	12	425
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	12	314
Dun & Bradstreet Corp.* (Software)	16	986
eBay, Inc.* (Internet)	228	7,526
EchoStar Communications Corp.—Class A (Media)	52	1,568
Education Management Corp.* (Commercial Services)	16	540
Entercom Communications Corp.* (Media)	12	399
FactSet Research Systems, Inc. (Computers)	8	287
Family Dollar Stores, Inc. (Retail)	36	940
Fastenal Co. (Distribution/Wholesale)	16	981
Federated Department Stores, Inc. (Retail)	40	2,931
Foot Locker, Inc. (Retail)	36	980
GameStop Corp.—Class B* (Retail)	8	239
Gannett Co., Inc. (Media)	60	4,268
Gaylord Entertainment Co.* (Lodging)	8	372
Gemstar-TV Guide International, Inc.* (Media)	56	201
Genesco, Inc.* (Retail)	4	148
Getty Images, Inc.* (Advertising)	12	891
GTECH Holdings Corp. (Entertainment)	28	819
Guitar Center, Inc.* (Retail)	4	233
H & R Block, Inc. (Commercial Services)	36	2,101
Harrah’s Entertainment, Inc. (Lodging)	40	2,883
Harte-Hanks, Inc. (Advertising)	12	357
Hilton Hotels Corp. (Lodging)	84	2,003
Home Depot, Inc. (Retail)	508	19,762
Hot Topic, Inc.* (Retail)	12	229
IHOP Corp. (Retail)	4	174
Interactive Data Corp. (Commercial Services)	8	166
InterActiveCorp.* (Internet)	116	2,790
International Game Technology (Entertainment)	80	2,252
International Speedway Corp. (Entertainment)	8	450
Interpublic Group of Cos., Inc.* (Advertising)	96	1,169
ITT Educational Services, Inc.* (Commercial Services)	12	641
J.C. Penney Co., Inc. (Holding Company) (Retail)	56	2,944
Jack in the Box, Inc.* (Retail)	8	303
JetBlue Airways Corp.* (Airlines)	24	491
John Wiley & Sons, Inc. (Media)	8	318
Knight-Ridder, Inc. (Media)	16	981
Kohls Corp.* (Retail)	68	3,802
Kroger Co.* (Food)	168	3,197
La Quinta Corp.* (Lodging)	48	448
Lamar Advertising Co.* (Advertising)	20	855
Laureate Education, Inc.* (Commercial Services)	12	574
Lee Enterprises, Inc. (Media)	8	321
Liberty Global, Inc.—Class A* (Media)	48	2,240

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Liberty Media Corp.—Class A* (Media)	596	$6,073
Limited, Inc. (Retail)	80	1,714
Linens ‘n Things, Inc.* (Retail)	12	284
Longs Drug Stores Corp. (Retail)	8	344
Lowe’s Cos., Inc. (Retail)	160	9,315
Marriott International, Inc.—Class A (Lodging)	44	3,002
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	8	312
May Department Stores Co. (Retail)	68	2,731
McClatchy Co. (Media)	4	262
McDonald’s Corp. (Retail)	292	8,103
McGraw-Hill Cos., Inc. (Media)	88	3,894
McKesson Corp. (Commercial Services)	64	2,867
Media General, Inc.—Class A (Media)	4	259
Meredith Corp. (Media)	8	392
MGM Grand, Inc.* (Commercial Services)	28	1,108
Michaels Stores, Inc. (Retail)	32	1,324
NAVTEQ* (Software)	20	744
News Corp.—Class A (Media)	584	9,449
Nordstrom, Inc. (Retail)	28	1,903
O’Reilly Automotive, Inc.* (Retail)	24	715
Office Depot, Inc.* (Retail)	72	1,644
OfficeMax, Inc. (Retail)	16	476
Omnicare, Inc. (Pharmaceuticals)	24	1,018
Omnicom Group, Inc. (Advertising)	44	3,514
Outback Steakhouse, Inc. (Retail)	16	724
P.F. Chang’s China Bistro, Inc.* (Retail)	4	236
Pacific Sunwear of California, Inc.* (Retail)	16	368
Panera Bread Co.—Class A* (Retail)	8	497
Payless ShoeSource, Inc.* (Retail)	16	307
Penn National Gaming* (Entertainment)	16	584
Pep Boys-Manny, Moe & Jack (Retail)	12	162
Performance Food Group Co.* (Food)	12	363
PETCO Animal Supplies, Inc.* (Retail)	8	235
Petsmart, Inc. (Retail)	32	971
Pier 1 Imports, Inc. (Retail)	20	284
Pinnacle Entertainment, Inc.* (Entertainment)	8	156
Pixar Animation Studios* (Software)	12	601
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	8	203
R.H. Donnelley Corp.* (Advertising)	8	496
Radio One, Inc.* (Media)	16	204
RadioShack Corp. (Retail)	36	834
Reader’s Digest Association, Inc. (Media)	20	330
Regis Corp. (Retail)	12	469
Rent-A-Center, Inc.* (Commercial Services)	16	373
Rite Aid Corp.* (Retail)	104	435
Ross Stores, Inc. (Retail)	36	1,041
Royal Caribbean Cruises, Ltd. (Leisure Time)	24	1,161
Ruby Tuesday, Inc. (Retail)	16	414
Sabre Holdings Corp. (Leisure Time)	32	638
Safeway, Inc. (Food)	104	2,349
Saks, Inc.* (Retail)	28	531
Scholastic Corp.* (Media)	8	308
Scientific Games Corp.* (Entertainment)	16	431
Sears Holdings Corp.* (Retail)	24	3,597

Common Stocks, continued
	Shares	Value
Service Corp. International (Commercial Services)	72	$577
Shopko Stores, Inc.* (Retail)	8	194
Sirius Satellite Radio, Inc.* (Media)	276	1,788
SkyWest, Inc. (Airlines)	12	218
Sonic Corp.* (Retail)	12	366
Southwest Airlines Co. (Airlines)	164	2,284
Staples, Inc. (Retail)	172	3,667
Starbucks Corp.* (Retail)	92	4,753
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	48	2,811
Station Casinos, Inc. (Lodging)	12	797
Strayer Education, Inc. (Commercial Services)	4	345
SuperValu, Inc. (Food)	32	1,044
Sysco Corp. (Food)	148	5,355
Target Corp. (Retail)	184	10,011
Telewest Global, Inc.* (Telecommunications)	56	1,276
The Children’s Place Retail Stores, Inc.* (Retail)	4	187
The E.W. Scripps Co.—Class A (Media)	20	976
The Gap, Inc. (Retail)	148	2,923
The Men’s Wearhouse, Inc.* (Retail)	12	413
The Neiman Marcus Group, Inc.—Class A (Retail)	8	775
The New York Times Co.—Class A (Media)	32	997
The ServiceMaster Co. (Commercial Services)	68	911
The Sports Authority, Inc.* (Retail)	4	127
The Talbots, Inc. (Retail)	4	130
Tiffany & Co. (Retail)	32	1,048
Time Warner, Inc.* (Media)	1,016	16,978
TJX Cos., Inc. (Retail)	112	2,727
Toys R Us, Inc.* (Retail)	48	1,271
Tractor Supply Co.* (Retail)	8	393
Tribune Co. (Media)	48	1,689
Tuesday Morning Corp. (Retail)	8	252
Univision Communications, Inc.—Class A* (Media)	60	1,653
Urban Outfitters, Inc.* (Retail)	12	680
Valassis Communications, Inc.* (Commercial Services)	12	445
VCA Antech, Inc.* (Pharmaceuticals)	20	485
Viacom, Inc.—Class B (Media)	328	10,503
Wal-Mart Stores, Inc. (Retail)	604	29,114
Walgreen Co. (Retail)	236	10,855
Walt Disney Co. (Media)	472	11,885
Washington Post Co.—Class B (Media)	4	3,340
Wendy’s International, Inc. (Retail)	28	1,334
Westwood One, Inc. (Media)	16	327
Whole Foods Market, Inc. (Food)	16	1,893
Williams Sonoma, Inc.* (Retail)	20	791
Wynn Resorts, Ltd.* (Lodging)	16	756
XM Satellite Radio Holdings, Inc.—Class A* (Media)	48	1,616
YUM! Brands, Inc. (Retail)	68	3,541
Zale Corp.* (Retail)	12	380

TOTAL COMMON STOCKS (Cost $378,086)		398,812

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (21.3%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $113,009 (Collateralized by $115,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $115,513)	$113,000	$113,000

TOTAL REPURCHASE AGREEMENTS (Cost $113,000)		113,000

TOTAL INVESTMENT SECURITIES (Cost $491,086)—96.7%		511,812
Net other assets (liabilities)—3.3%		17,633

NET ASSETS—100.0%		$529,445

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 7/26/05 (Underlying notional amount at value $400,274)	1,351	$(2,895)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	1.5%
Airlines	0.7%
Commercial Services	4.1%
Computers	0.1%
Distribution/Wholesale	0.4%
Entertainment	1.0%
Food	3.0%
Household Products/Wares	0.1%
Internet	2.5%
Leisure Time	1.4%
Lodging	2.6%
Media	20.4%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.9%
Retail	34.9%
Software	0.5%
Telecommunication	0.2%
Other***	24.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (74.6%)
	Shares	Value
ACE, Ltd. (Insurance)	616	$27,628
Affiliated Managers Group, Inc* (Diversified Financial Services)	56	3,826
AFLAC, Inc. (Insurance)	1,064	46,050
Allmerica Financial Corp.* (Insurance)	112	4,154
Allstate Corp. (Insurance)	1,456	86,996
AMB Property Corp. (REIT)	168	7,296
Ambac Financial Group, Inc. (Insurance)	224	15,626
American Express Co. (Diversified Financial Services)	2,408	128,178
American Financial Realty Trust (REIT)	280	4,306
American International Group, Inc. (Insurance)	4,928	286,316
American National Insurance Co. (Insurance)	56	6,423
AmeriCredit Corp.* (Diversified Financial Services)	336	8,568
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	616	11,451
Amerus Group Co. (Insurance)	112	5,382
AmSouth Bancorp (Banks)	784	20,384
Annaly Mortgage Management, Inc. (REIT)	280	5,020
AON Corp. (Insurance)	560	14,022
Apartment Investment and Management Co.—Class A (REIT)	224	9,166
Archstone-Smith Trust (REIT)	448	17,302
Arden Realty Group, Inc. (REIT)	168	6,045
Arthur J. Gallagher & Co. (Insurance)	224	6,077
Associated Banc-Corp (Banks)	280	9,425
Assurant, Inc. (Insurance)	224	8,086
Astoria Financial Corp. (Savings & Loans)	224	6,377
Avalonbay Communities, Inc. (REIT)	168	13,574
Axis Capital Holdings, Ltd. (Insurance)	224	6,339
BancorpSouth, Inc. (Banks)	168	3,965
Bank of America Corp. (Banks)	8,736	398,450
Bank of Hawaii Corp. (Banks)	112	5,684
Bank of New York Co., Inc. (Banks)	1,680	48,350
BB&T Corp. (Banks)	1,176	47,005
Bear Stearns Cos., Inc. (Diversified Financial Services)	224	23,283
Boston Properties, Inc. (REIT)	224	15,680
BRE Properties, Inc.—Class A (REIT)	112	4,687
Brown & Brown, Inc. (Insurance)	112	5,033
Camden Property Trust (REIT)	112	6,020
Capital Automotive (REIT)	112	4,275
Capital One Financial Corp. (Diversified Financial Services)	560	44,806
CarrAmerica Realty Corp. (REIT)	112	4,052
Catellus Development Corp. (REIT)	168	5,510
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	112	4,912
CBL & Associates Properties, Inc. (REIT)	112	4,824
Centerpoint Properties Corp. (REIT)	112	4,738
Chicago Mercantile Exchange (Diversified Financial Services)	56	16,548
Chubb Corp. (Insurance)	392	33,559
Cincinnati Financial Corp. (Insurance)	336	13,292
CIT Group, Inc. (Diversified Financial Services)	448	19,251
Citigroup, Inc. (Diversified Financial Services)	11,200	517,777
City National Corp. (Banks)	112	8,032
Colonial Properties Trust (REIT)	56	2,464
Comerica, Inc. (Banks)	392	22,658
Commerce Bancorp, Inc. (Banks)	336	10,184

Common Stocks, continued
	Shares	Value
Commerce Bancshares, Inc. (Banks)	168	$8,469
Commerce Group, Inc. (Insurance)	56	3,478
Compass Bancshares, Inc. (Banks)	280	12,600
Conseco, Inc.* (Insurance)	336	7,332
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,232	47,568
Crescent Real Estate Equities Co. (REIT)	224	4,200
Cullen/Frost Bankers, Inc. (Banks)	112	5,337
Developers Diversified Realty Corp. (REIT)	224	10,295
Duke-Weeks Realty Corp. (REIT)	336	10,638
E*TRADE Financial Corp.* (Diversified Financial Services)	784	10,968
East-West Bancorp, Inc. (Banks)	112	3,762
Eaton Vance Corp. (Diversified Financial Services)	280	6,695
Edwards (A.G.), Inc. (Diversified Financial Services)	168	7,585
Endurance Specialty Holdings, Ltd. (Insurance)	112	4,236
Equifax, Inc. (Commercial Services)	280	9,999
Equity Office Properties Trust (REIT)	896	29,658
Equity Residential Properties Trust (REIT)	616	22,681
Essex Property Trust, Inc. (REIT)	56	4,651
Everest Re Group, Ltd. (Insurance)	112	10,416
Fannie Mae (Diversified Financial Services)	2,072	121,005
Federal Realty Investment Trust (REIT)	112	6,608
Federated Investors, Inc.—Class B (Diversified Financial Services)	224	6,722
Fidelity National Financial, Inc. (Insurance)	336	11,992
Fifth Third Bancorp (Banks)	1,008	41,540
First American Financial Corp. (Insurance)	168	6,744
First Horizon National Corp. (Banks)	280	11,816
First Industrial Realty Trust, Inc. (REIT)	112	4,469
First Midwest Bancorp, Inc. (Banks)	112	3,939
First Niagara Financial Group, Inc. (Savings & Loans)	280	4,082
FirstMerit Corp. (Banks)	168	4,386
Forest City Enterprises, Inc.—Class A (Real Estate)	56	3,976
Franklin Resources, Inc. (Diversified Financial Services)	280	21,554
Freddie Mac (Diversified Financial Services)	1,512	98,628
Fremont General Corp. (Banks)	168	4,087
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	280	4,004
Fulton Financial Corp. (Banks)	336	6,048
General Growth Properties, Inc. (REIT)	504	20,709
Genworth Financial, Inc. (Diversified Financial Services)	504	15,236
Golden West Financial Corp. (Savings & Loans)	672	43,263
Goldman Sachs Group, Inc. (Diversified Financial Services)	896	91,410
Hartford Financial Services Group, Inc. (Insurance)	616	46,064
HCC Insurance Holdings, Inc. (Insurance)	168	6,362
Health Care Property Investors, Inc. (REIT)	280	7,571
Health Care REIT, Inc. (REIT)	112	4,221
Healthcare Realty Trust, Inc. (REIT)	112	4,324
Hibernia Corp. (Banks)	336	11,148
Hospitality Properties Trust (REIT)	168	7,404
Host Marriott Corp. (REIT)	728	12,740
HRPT Properties Trust (REIT)	448	5,569
Hudson City Bancorp, Inc. (Savings & Loans)	1,288	14,696

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Huntington Bancshares, Inc. (Banks)	448	$10,815
IMPAC Mortgage Holdings, Inc. (REIT)	168	3,133
Independence Community Bank Corp. (Savings & Loans)	168	6,204
IndyMac Bancorp, Inc. (Diversified Financial Services)	112	4,562
Investors Financial Services Corp. (Banks)	168	6,354
iStar Financial, Inc. (REIT)	224	9,316
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,672	270,975
Janus Capital Group, Inc. (Diversified Financial Services)	504	7,580
Jefferies Group, Inc. (Diversified Financial Services)	112	4,244
Jefferson-Pilot Corp. (Insurance)	280	14,118
KeyCorp (Banks)	896	29,702
Kimco Realty Corp. (REIT)	224	13,196
Legg Mason, Inc. (Diversified Financial Services)	224	23,321
Liberty Property Trust (REIT)	168	7,444
Lincoln National Corp. (Insurance)	392	18,393
Loews Corp. (Insurance)	280	21,700
M&T Bank Corp. (Banks)	168	17,667
Macerich Co. (REIT)	112	7,510
Mack-Cali Realty Corp. (REIT)	112	5,074
Marsh & McLennan Cos., Inc. (Insurance)	1,120	31,024
Marshall & Ilsley Corp. (Banks)	392	17,424
MBIA, Inc. (Insurance)	280	16,607
MBNA Corp. (Diversified Financial Services)	2,408	62,993
Mellon Financial Corp. (Banks)	896	25,706
Mercantile Bankshares Corp. (Banks)	168	8,657
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,848	101,658
MetLife, Inc. (Insurance)	896	40,266
MGIC Investment Corp. (Insurance)	224	14,609
Mills Corp. (REIT)	112	6,808
Moneygram International, Inc. (Software)	168	3,212
Montpelier RE Holdings, Ltd. (Insurance)	112	3,873
Moody’s Corp. (Commercial Services)	560	25,177
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,128	111,656
National City Corp. (Banks)	1,232	42,036
Nationwide Financial Services (Insurance)	112	4,249
New Century Financial Corp. (REIT)	112	5,762
New Plan Excel Realty Trust, Inc. (REIT)	224	6,086
New York Community Bancorp (Savings & Loans)	504	9,132
North Fork Bancorp, Inc. (Banks)	952	26,742
Northern Trust Corp. (Banks)	392	17,871
Old Republic International Corp. (Insurance)	392	9,914
Pan Pacific Retail Properties (REIT)	112	7,435
PartnerRe, Ltd. (Insurance)	112	7,215
People’s Bank (Savings & Loans)	112	3,387
Plum Creek Timber Co., Inc. (Forest Products & Paper)	392	14,230
PMI Group, Inc. (Insurance)	224	8,732
PNC Financial Services Group (Banks)	616	33,547
Popular, Inc. (Banks)	504	12,696
Prentiss Properties Trust (REIT)	112	4,081
Principal Financial Group, Inc. (Insurance)	616	25,810
Progressive Corp. (Insurance)	392	38,734
Prologis (REIT)	392	15,774
Protective Life Corp. (Insurance)	112	4,729

Common Stocks, continued
	Shares	Value
Providian Financial Corp.* (Diversified Financial Services)	616	$10,860
Prudential Financial, Inc. (Insurance)	1,120	73,539
Public Storage, Inc. (REIT)	168	10,626
Radian Group, Inc. (Insurance)	168	7,933
Raymond James Financial Corp. (Diversified Financial Services)	112	3,164
Rayonier, Inc. (Forest Products & Paper)	112	5,939
Realty Income Corp. (REIT)	168	4,207
Reckson Associates Realty Corp. (REIT)	168	5,636
Regency Centers Corp. (REIT)	112	6,406
Regions Financial Corp. (Banks)	1,008	34,151
RenaissanceRe Holdings (Insurance)	168	8,272
SAFECO Corp. (Insurance)	280	15,215
Schwab (Diversified Financial Services)	2,408	27,162
SEI Investments Co. (Software)	168	6,275
Shurgard Storage Centers, Inc.—Class A (REIT)	112	5,148
Simon Property Group, Inc. (REIT)	504	36,536
Sky Financial Group, Inc. (Banks)	224	6,312
SL Green Realty Corp. (REIT)	112	7,224
SLM Corp. (Diversified Financial Services)	896	45,517
South Financial Group, Inc. (Banks)	168	4,775
Sovereign Bancorp, Inc. (Savings & Loans)	784	17,515
St. Joe Co. (Real Estate)	168	13,699
St. Paul Cos., Inc. (Insurance)	1,456	57,556
StanCorp Financial Group, Inc. (Insurance)	56	4,288
State Street Corp. (Banks)	728	35,126
SunTrust Banks, Inc. (Banks)	784	56,636
SVB Financial Group* (Banks)	56	2,682
Synovus Financial Corp. (Banks)	560	16,055
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	17,528
Taubman Centers, Inc. (REIT)	112	3,818
TCF Financial Corp. (Banks)	280	7,246
TD Banknorth, Inc. (Banks)	168	5,006
The Colonial BancGroup, Inc. (Banks)	336	7,412
Thornburg Mortgage Asset Corp. (REIT)	224	6,525
Torchmark Corp. (Insurance)	224	11,693
Trizec Properties, Inc. (REIT)	224	4,608
U.S. Bancorp (Banks)	4,032	117,734
UnionBanCal Corp. (Banks)	112	7,495
United Dominion Realty Trust, Inc. (REIT)	280	6,734
Unitrin, Inc. (Insurance)	112	5,499
UnumProvident Corp. (Insurance)	616	11,285
Valley National Bancorp (Banks)	224	5,237
Ventas, Inc. (REIT)	168	5,074
Vornado Realty Trust (REIT)	280	22,512
W.R. Berkley Corp. (Insurance)	224	7,992
Wachovia Corp. (Banks)	3,416	169,434
Washington Federal, Inc. (Savings & Loans)	168	3,951
Washington Mutual, Inc. (Savings & Loans)	1,904	77,475
Webster Financial Corp. (Banks)	112	5,229
Weingarten Realty Investors (REIT)	168	6,589
Wells Fargo & Co. (Banks)	3,640	224,152
Westamerica Bancorp (Banks)	56	2,957
Whitney Holding Corp. (Banks)	112	3,655
Willis Group Holdings, Ltd. (Insurance)	280	9,162
Wilmington Trust Corp. (Banks)	168	6,050
XL Capital, Ltd.—Class A (Insurance)	280	20,838
Zions Bancorp (Banks)	168	12,353

TOTAL COMMON STOCKS (Cost $4,542,355)		5,484,778

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (28.7%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $2,112,161 (Collateralized by $2,154,000 various U.S. Government Agency Obligations, 2.625%-4.48%, 1/19/07-4/18/08, market value $2,148,831)	$2,112,000	$2,112,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,112,000)		2,112,000

TOTAL INVESTMENT SECURITIES (Cost $6,654,355)—103.3%		7,596,778
Net other assets (liabilities)—(3.3)%		(244,700)

NET ASSETS—100.0%		$7,352,078

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 8/24/05 (Underlying notional amount at value $5,496,546)	11,499	$24,400

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Banks	22.7%
Commercial Services	0.5%
Diversified Financial Services	25.8%
Forest Products & Paper	0.3%
Insurance	15.7%
Real Estate	0.3%
REIT	6.7%
Savings & Loans	2.5%
Software	0.1%
Other***	25.4%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.2%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	20,700	$1,014,506
Abgenix, Inc.* (Pharmaceuticals)	1,125	9,653
Advanced Medical Optics, Inc.* (Healthcare—Products)	900	35,775
Aetna, Inc. (Healthcare—Services)	3,825	316,786
Affymetrix, Inc.* (Biotechnology)	900	48,537
Albany Molecular Research, Inc.* (Commercial Services)	225	3,150
Alcon, Inc. (Healthcare—Products)	1,125	123,019
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	10,368
Alkermes, Inc.* (Pharmaceuticals)	1,125	14,873
Allergan, Inc. (Pharmaceuticals)	1,800	153,432
Alpharma, Inc. (Pharmaceuticals)	450	6,512
American Healthways, Inc.* (Healthcare—Services)	450	19,022
American Medical Systems Holdings, Inc.* (Healthcare—Products)	900	18,585
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	450	18,563
AMERIGROUP Corp.* (Healthcare—Services)	675	27,135
Amgen, Inc.* (Biotechnology)	16,875	1,020,262
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,350	28,256
Applera Corp.—Applied Biosystems Group (Electronics)	2,700	53,109
Applera Corp.—Celera Genomics Group* (Biotechnology)	900	9,873
Apria Healthcare Group, Inc.* (Healthcare—Services)	675	23,382
ArthroCare Corp.* (Healthcare—Products)	225	7,862
Bard (C.R.), Inc. (Healthcare—Products)	1,350	89,789
Barr Laboratories, Inc.* (Pharmaceuticals)	1,125	54,833
Bausch & Lomb, Inc. (Healthcare—Products)	675	56,025
Baxter International, Inc. (Healthcare—Products)	8,325	308,857
Beckman Coulter, Inc. (Healthcare—Products)	900	57,213
Becton, Dickinson & Co. (Healthcare—Products)	3,150	165,281
Beverly Enterprises, Inc.* (Healthcare—Services)	1,350	17,199
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	225	13,322
Biogen Idec, Inc.* (Biotechnology)	4,500	155,024
Biomet, Inc. (Healthcare—Products)	3,150	109,116
Biosite Diagnostics, Inc.* (Healthcare—Products)	225	12,373
Boston Scientific Corp.* (Healthcare—Products)	7,875	212,624
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,100	651,977
Caremark Rx, Inc.* (Pharmaceuticals)	6,075	270,458
Celgene Corp.* (Biotechnology)	2,250	91,732
Cell Genesys, Inc.* (Biotechnology)	675	3,611
Cell Therapeutics, Inc.* (Pharmaceuticals)	900	2,439
Centene Corp.* (Healthcare—Services)	450	15,111
Cephalon, Inc.* (Pharmaceuticals)	675	26,872
Charles River Laboratories International, Inc.* (Biotechnology)	900	43,425
Chiron Corp.* (Biotechnology)	1,350	47,102
CIGNA Corp. (Insurance)	1,800	192,654
Community Health Systems, Inc.* (Healthcare—Services)	1,125	42,514

Common Stocks, continued
	Shares	Value
Cooper Cos., Inc. (Healthcare—Products)	675	$41,081
Covance, Inc.* (Healthcare—Services)	900	40,383
Coventry Health Care, Inc.* (Healthcare—Services)	1,350	95,513
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	675	8,890
CuraGen Corp.* (Biotechnology)	450	2,313
CV Therapeutics, Inc.* (Pharmaceuticals)	450	10,089
Cyberonics, Inc.* (Healthcare—Products)	225	9,763
CYTYC Corp.* (Healthcare—Products)	1,575	34,745
Dade Behring Holdings, Inc. (Healthcare—Products)	675	43,882
Datascope Corp. (Healthcare—Products)	225	7,504
DaVita, Inc.* (Healthcare—Services)	1,350	61,398
Delta & Pine Land Co. (Agriculture)	450	11,277
DENTSPLY International, Inc. (Healthcare—Products)	900	48,600
Diagnostic Products Corp. (Healthcare—Products)	225	10,649
Edwards Lifesciences Corp.* (Healthcare—Products)	900	38,718
Eli Lilly & Co. (Pharmaceuticals)	12,825	714,480
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	900	23,652
Enzo Biochem, Inc.* (Biotechnology)	450	8,069
Enzon, Inc.* (Biotechnology)	675	4,374
eResearch Technology, Inc.* (Internet)	450	6,026
Express Scripts, Inc.* (Pharmaceuticals)	1,800	89,964
Fisher Scientific International, Inc.* (Electronics)	1,575	102,217
Forest Laboratories, Inc.* (Pharmaceuticals)	4,725	183,566
Gen-Probe, Inc.* (Healthcare—Products)	675	24,455
Genentech, Inc.* (Biotechnology)	6,075	487,700
Genzyme Corp.* (Biotechnology)	3,375	202,803
Gilead Sciences, Inc.* (Pharmaceuticals)	5,850	257,341
Guidant Corp. (Healthcare—Products)	4,275	287,707
Haemonetics Corp.* (Healthcare—Products)	225	9,144
HCA, Inc. (Healthcare—Services)	5,625	318,768
Health Management Associates, Inc.—Class A (Healthcare—Services)	3,150	82,467
Health Net, Inc.* (Healthcare—Services)	1,575	60,102
Henry Schein, Inc.* (Healthcare—Products)	1,125	46,710
Hillenbrand Industries, Inc. (Healthcare—Products)	675	34,121
Hospira, Inc.* (Pharmaceuticals)	2,025	78,975
Human Genome Sciences, Inc.* (Biotechnology)	1,800	20,844
Humana, Inc.* (Healthcare—Services)	2,250	89,415
ICOS Corp.* (Biotechnology)	675	14,290
IDEXX Laboratories, Inc.* (Healthcare—Products)	450	28,049
ImClone Systems, Inc.* (Pharmaceuticals)	900	27,873
Immucor, Inc.* (Healthcare—Products)	675	19,541
Impax Laboratories, Inc.* (Pharmaceuticals)	675	10,598
INAMED Corp.* (Healthcare—Products)	450	30,137
Incyte Genomics, Inc.* (Biotechnology)	1,125	8,044
InterMune, Inc.* (Biotechnology)	450	5,868
Intuitive Surgical, Inc.* (Healthcare—Products)	450	20,988
Invacare Corp. (Healthcare—Products)	450	19,962
Invitrogen Corp.* (Biotechnology)	675	56,221
IVAX Corp.* (Pharmaceuticals)	2,925	62,888
Johnson & Johnson (Healthcare—Products)	39,600	2,573,999
Kinetic Concepts, Inc.* (Healthcare—Products)	675	40,500

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,150	$32,823
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,800	89,820
Lexicon Genetics, Inc.* (Biotechnology)	675	3,335
LifePoint Hospitals, Inc.* (Healthcare—Services)	675	34,101
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	900	6,255
Lincare Holdings, Inc.* (Healthcare—Services)	1,350	55,134
Manor Care, Inc. (Healthcare—Services)	1,125	44,696
Maxygen, Inc.* (Biotechnology)	450	3,087
Medarex, Inc.* (Pharmaceuticals)	1,575	13,120
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,600	192,095
Medicis Pharmaceutical Corp. (Pharmaceuticals)	675	21,418
MedImmune, Inc.* (Biotechnology)	3,375	90,179
Medtronic, Inc. (Healthcare—Products)	16,200	838,997
Mentor Corp. (Healthcare—Products)	450	18,666
Merck & Co., Inc. (Pharmaceuticals)	29,475	907,829
MGI Pharma, Inc.* (Pharmaceuticals)	900	19,584
Millennium Pharmaceuticals, Inc.* (Biotechnology)	4,050	37,544
Millipore Corp.* (Biotechnology)	675	38,293
Molecular Devices Corp.* (Electronics)	225	4,867
Mylan Laboratories, Inc. (Pharmaceuticals)	3,150	60,606
Myriad Genetics, Inc.* (Biotechnology)	450	7,043
Nabi Biopharmaceuticals* (Pharmaceuticals)	675	10,280
Nektar Therapeutics* (Biotechnology)	1,125	18,945
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	450	18,927
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	225	3,933
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	450	5,108
Odyssey Healthcare, Inc.* (Healthcare—Services)	450	6,489
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	450	10,746
Orthodontic Centers of America, Inc.* (Healthcare—Services)	675	1,269
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	675	27,587
Owens & Minor, Inc. (Distribution/Wholesale)	450	14,558
PacifiCare Health Systems, Inc.* (Healthcare—Services)	1,125	80,381
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	450	14,315
PAREXEL International Corp.* (Commercial Services)	450	8,933
Patterson Dental Co.* (Healthcare—Products)	1,575	71,001
Pediatrix Medical Group, Inc.* (Healthcare—Services)	225	16,547
Perrigo Co. (Pharmaceuticals)	1,125	15,683
Pfizer, Inc. (Pharmaceuticals)	100,575	2,773,858
Pharmaceutical Product Development, Inc.* (Commercial Services)	675	31,630
PolyMedica Corp. (Healthcare—Products)	450	16,047
Protein Design Labs, Inc.* (Biotechnology)	1,350	27,284
PSS World Medical, Inc.* (Healthcare—Products)	900	11,205
Quest Diagnostics, Inc. (Healthcare—Services)	2,250	119,857

Common Stocks, continued
	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	450	$3,776
Renal Care Group, Inc.* (Healthcare—Services)	900	41,490
ResMed, Inc.* (Healthcare—Products)	450	29,696
Respironics, Inc.* (Healthcare—Products)	1,125	40,624
Savient Pharmaceuticals, Inc.* (Biotechnology)	900	3,969
Schering-Plough Corp. (Pharmaceuticals)	19,575	373,099
Sepracor, Inc.* (Pharmaceuticals)	1,350	81,014
Sierra Health Services, Inc.* (Healthcare—Services)	225	16,079
St. Jude Medical, Inc.* (Healthcare—Products)	4,725	206,056
STERIS Corp. (Healthcare—Products)	900	23,193
Stryker Corp. (Healthcare—Products)	3,825	181,917
Sunrise Assisted Living, Inc.* (Healthcare—Services)	225	12,146
Sybron Dental Special, Inc.* (Healthcare—Products)	450	16,929
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	225	6,541
Techne Corp.* (Healthcare—Products)	450	20,660
Telik, Inc.* (Biotechnology)	675	10,976
Tenet Healthcare Corp.* (Healthcare—Services)	6,300	77,112
The Medicines Co.* (Pharmaceuticals)	675	15,788
Thermo Electron Corp.* (Electronics)	2,250	60,457
Transkaryotic Therapies, Inc.* (Biotechnology)	225	8,231
Triad Hospitals, Inc.* (Healthcare—Services)	1,125	61,470
Trimeris, Inc.* (Pharmaceuticals)	225	2,246
United Surgical Partners International, Inc.* (Healthcare—Services)	225	11,718
United Therapeutics Corp.* (Pharmaceuticals)	225	10,845
UnitedHealth Group, Inc. (Healthcare—Services)	16,875	879,862
Universal Health Services, Inc.—Class B (Healthcare—Services)	675	41,972
Valeant Pharmaceuticals International (Pharmaceuticals)	1,125	19,834
Varian Medical Systems, Inc.* (Healthcare—Products)	1,800	67,194
Varian, Inc.* (Electronics)	450	17,006
Ventana Medical Systems, Inc.* (Healthcare—Products)	450	18,104
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,125	18,945
Viasys Healthcare, Inc.* (Healthcare—Products)	450	10,166
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	900	25,110
Waters Corp.* (Electronics)	1,575	58,543
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,350	39,906
WellChoice, Inc.* (Healthcare—Services)	450	31,262
WellPoint, Inc.* (Healthcare—Services)	8,100	564,083
Wyeth (Pharmaceuticals)	17,775	790,987
Zimmer Holdings, Inc.* (Healthcare—Services)	3,375	257,073

TOTAL COMMON STOCKS (Cost $20,066,381)		22,099,028

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (27.8%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $ 8,187,625 (Collateralized by $8,715,000 various U.S. Government Agency Obligations, 3.33%-5.50%, 9/20/05-4/18/08, market value $8,841,619)	$8,187,000	$8,187,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,187,000)		8,187,000

TOTAL INVESTMENT SECURITIES (Cost $28,253,381)—103.0%		30,286,028
Net other assets (liabilities)—(3.0%)		(868,012)

NET ASSETS—100.0%		$29,418,016

*	Non-income producing security
**	All or a portion of the market value of this security is held as collaterall for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 8/24/05 (Underlying notional amount at value $22,143,271)	72,279	$(157,133)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30,2005:

Agriculture	NM
Biotechnology	8.6%
Commercial Services	0.1%
Distribution/Wholesale	NM
Electronics	1.0%
Healthcare—Products	21.8%
Healthcare—Services	11.6%
Insurance	0.7%
Internet	NM
Pharmaceuticals	31.4%
Other***	24.8%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	387	$27,980
Accenture, Ltd.—Class A* (Commercial Services)	243	5,509
Acuity Brands, Inc. (Miscellaneous Manufacturing)	27	694
Acxiom Corp. (Software)	45	940
Affiliated Computer Services, Inc.—Class A* (Computers)	63	3,220
AGCO Corp.* (Machinery—Diversified)	45	860
Agilent Technologies, Inc.* (Electronics)	270	6,216
Albany International Corp.—Class A (Machinery—Diversified)	18	578
Alexander & Baldwin, Inc. (Transportation)	27	1,251
Alliance Data Systems Corp.* (Commercial Services)	27	1,095
Alliant Techsystems, Inc.* (Aerospace/Defense)	18	1,271
Allied Waste Industries, Inc.* (Environmental Control)	117	928
American Standard Cos. (Building Materials)	99	4,150
Ametek, Inc. (Electrical Components & Equipment)	36	1,507
Amphenol Corp.—Class A (Electronics)	45	1,808
Anixter International, Inc.* (Telecommunications)	18	669
AptarGroup, Inc. (Miscellaneous Manufacturing)	18	914
Armor Holdings, Inc.* (Aerospace/Defense)	18	713
Arrow Electronics, Inc.* (Electronics)	63	1,711
Automatic Data Processing, Inc. (Software)	315	13,221
Avnet, Inc.* (Electronics)	63	1,419
Ball Corp. (Packaging & Containers)	54	1,942
Banta Corp. (Commercial Services)	18	816
BearingPoint, Inc.* (Commercial Services)	90	660
Belden, Inc. (Electrical Components & Equipment)	27	572
Bemis Co., Inc. (Packaging & Containers)	54	1,433
Benchmark Electronics, Inc.* (Electronics)	18	548
Boeing Co. (Aerospace/Defense)	405	26,730
Burlington Northern Santa Fe Corp. (Transportation)	207	9,746
C.H. Robinson Worldwide, Inc. (Transportation)	45	2,619
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	18	1,235
Caterpillar, Inc. (Machinery—Construction & Mining)	189	18,013
Ceridian Corp.* (Computers)	81	1,578
Certegy, Inc. (Software)	36	1,376
CheckFree Corp.* (Internet)	36	1,226
Choicepoint, Inc.* (Commercial Services)	45	1,802
Clarcor, Inc. (Miscellaneous Manufacturing)	27	790
CNF, Inc. (Transportation)	27	1,212
Cognex Corp. (Machinery—Diversified)	18	471
Coherent, Inc.* (Electronics)	18	648
Commscope, Inc.* (Telecommunications)	27	470
Convergys Corp.* (Commercial Services)	81	1,152
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	54	3,451
Corporate Executive Board (Commercial Services)	18	1,410
Corrections Corp. of America* (Commercial Services)	18	707
Crane Co. (Miscellaneous Manufacturing)	27	710
Crown Holdings, Inc.* (Packaging & Containers)	90	1,281
CSX Corp. (Transportation)	117	4,991
Cummins, Inc. (Machinery—Diversified)	18	1,343
Curtiss-Wright Corp. (Aerospace/Defense)	9	486
Danaher Corp. (Miscellaneous Manufacturing)	135	7,066
Deere & Co. (Machinery—Diversified)	135	8,842
Deluxe Corp. (Commercial Services)	27	1,096

Common Stocks, continued
	Shares	Value
Dionex Corp.* (Electronics)	9	$392
Donaldson Co., Inc. (Miscellaneous Manufacturing)	36	1,092
Dover Corp. (Miscellaneous Manufacturing)	108	3,929
DRS Technologies, Inc. (Aerospace/Defense)	18	923
Eagle Materials—Class A (Building Materials)	9	833
Eaton Corp. (Miscellaneous Manufacturing)	81	4,852
eFunds Corp.* (Software)	27	486
EGL, Inc.* (Transportation)	27	549
Emerson Electric Co. (Electrical Components & Equipment)	225	14,091
Engineered Support Systems, Inc. (Aerospace/Defense)	18	645
Esterline Technologies Corp.* (Aerospace/Defense)	18	721
Expeditors International of Washington, Inc. (Transportation)	54	2,690
FedEx Corp. (Transportation)	153	12,395
First Data Corp. (Software)	423	16,978
Fiserv, Inc.* (Software)	108	4,639
Flextronics International, Ltd.* (Electronics)	306	4,043
FLIR Systems, Inc.* (Electronics)	36	1,074
Florida Rock Industries, Inc. (Building Materials)	18	1,320
Flowserve Corp.* (Machinery—Diversified)	27	817
Fluor Corp. (Engineering & Construction)	45	2,591
Fortune Brands, Inc. (Household Products/Wares)	81	7,192
FTI Consulting, Inc.* (Commercial Services)	27	564
GATX Corp. (Trucking & Leasing)	27	932
General Dynamics Corp. (Aerospace/Defense)	90	9,859
General Electric Co. (Miscellaneous Manufacturing)	5,733	198,647
General Maritime Corp (Transportation)	18	763
Global Payments, Inc. (Software)	18	1,220
Goodrich Corp. (Aerospace/Defense)	63	2,580
Graco, Inc. (Machinery—Diversified)	36	1,227
Granite Construction, Inc. (Engineering & Construction)	18	506
Hewitt Associates, Inc.* (Commercial Services)	27	716
Honeywell International, Inc. (Miscellaneous Manufacturing)	423	15,494
Hubbell, Inc.—Class B (Electrical Components & Equipment)	27	1,191
Hughes Supply, Inc. (Distribution/Wholesale)	36	1,012
IDEX Corp. (Machinery—Diversified)	27	1,042
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	135	10,757
IMS Health, Inc. (Software)	126	3,121
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	99	7,064
Iron Mountain, Inc.* (Commercial Services)	63	1,954
ITT Industries, Inc. (Miscellaneous Manufacturing)	54	5,272
J.B. Hunt Transport Services, Inc. (Transportation)	72	1,390
Jabil Circuit, Inc.* (Electronics)	99	3,042
Jacobs Engineering Group, Inc.* (Engineering & Construction)	27	1,519
Jacuzzi Brands, Inc* (Miscellaneous Manufacturing)	45	483
Jarden Corp.* (Household Products/Wares)	18	971
Joy Global, Inc. (Machinery—Construction & Mining)	45	1,512
Kansas City Southern Industries, Inc.* (Transportation)	36	726
Kennametal, Inc. (Hand/Machine Tools)	18	825
L-3 Communications Holdings, Inc. (Aerospace/Defense)	63	4,825

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Lafarge Corp. (Building Materials)	18	$1,124
Landstar System, Inc.* (Transportation)	36	1,084
Lockheed Martin Corp. (Aerospace/Defense)	189	12,260
Louisiana-Pacific Corp. (Forest Products & Paper)	54	1,327
Manitowoc Co. (Machinery—Diversified)	18	738
Manpower, Inc. (Commercial Services)	45	1,790
Martin Marietta Materials (Building Materials)	27	1,866
Masco Corp. (Building Materials)	234	7,433
MDU Resources Group, Inc. (Electric)	63	1,775
MeadWestvaco Corp. (Forest Products & Paper)	108	3,029
Mettler Toledo International, Inc* (Electrical Components & Equipment)	27	1,258
Mine Safety Appliances Co. (Environmental Control)	18	832
Molex, Inc. (Electrical Components & Equipment)	27	703
Molex, Inc., Class A (Electrical Components & Equipment)	36	845
Monster Worldwide, Inc.* (Internet)	63	1,807
MPS Group, Inc.* (Commercial Services)	54	509
MSC Industrial Direct Co.—Class A (Retail)	27	911
Mueller Industries, Inc. (Metal Fabricate/Hardware)	18	488
National Instruments Corp. (Computers)	27	572
Navigant Consulting Co.* (Commercial Services)	27	477
Navistar International Corp.* (Auto Manufacturers)	36	1,152
Nordson Corp. (Machinery—Diversified)	18	617
Norfolk Southern Corp. (Transportation)	216	6,687
Northrop Grumman Corp. (Aerospace/Defense)	180	9,945
OMI Corp. (Transportation)	45	855
Oshkosh Truck Corp. (Auto Manufacturers)	18	1,409
Overseas Shipholding Group, Inc. (Transportation)	18	1,074
Owens-Illinois, Inc.* (Packaging & Containers)	72	1,804
PACCAR, Inc. (Auto Manufacturers)	90	6,120
Packaging Corp. of America (Packaging & Containers)	36	758
Pactiv Corp.* (Packaging & Containers)	81	1,748
Pall Corp. (Miscellaneous Manufacturing)	63	1,913
Parker Hannifin Corp. (Miscellaneous Manufacturing)	63	3,907
Paychex, Inc. (Commercial Services)	180	5,857
PerkinElmer, Inc. (Electronics)	63	1,191
PHH Corp.* (Commercial Services)	27	694
Powerwave Technologies, Inc.* (Telecommunications)	54	552
Precision Castparts Corp. (Metal Fabricate/Hardware)	36	2,804
Quanex Corp. (Metal Fabricate/Hardware)	18	954
Quanta Services, Inc.* (Commercial Services)	54	475
R.R. Donnelley & Sons Co. (Commercial Services)	117	4,038
Raytheon Co. (Aerospace/Defense)	243	9,506
Republic Services, Inc. (Environmental Control)	63	2,269
Resources Connection, Inc.* (Commercial Services)	27	627
Robert Half International, Inc. (Commercial Services)	90	2,247
Rockwell Collins, Inc. (Aerospace/Defense)	90	4,291
Rockwell International Corp. (Machinery—Diversified)	90	4,384
Roper Industries, Inc. (Miscellaneous Manufacturing)	27	1,927

Common Stocks, continued
	Shares	Value
Ryder System, Inc. (Transportation)	36	$1,318
Sanmina-SCI Corp.* (Electronics)	279	1,526
Sealed Air Corp.* (Packaging & Containers)	45	2,240
Shaw Group, Inc.* (Engineering & Construction)	45	968
Sherwin-Williams Co. (Chemicals)	63	2,967
Simpson Manufacturing Co., Inc. (Building Materials)	18	550
Smurfit-Stone Container Corp.* (Packaging & Containers)	135	1,373
Solectron Corp.* (Electronics)	531	2,012
Sonoco Products Co. (Packaging & Containers)	54	1,431
SPX Corp. (Miscellaneous Manufacturing)	45	2,069
Stericycle, Inc.* (Environmental Control)	27	1,359
Swift Transportation Co., Inc.* (Transportation)	27	629
Symbol Technologies, Inc. (Electronics)	135	1,332
Tektronix, Inc. (Electronics)	54	1,257
Teleflex, Inc. (Miscellaneous Manufacturing)	18	1,069
Temple-Inland, Inc. (Forest Products & Paper)	63	2,340
Terex Corp.* (Machinery—Construction & Mining)	27	1,064
Texas Industries, Inc. (Building Materials)	9	506
Textron, Inc. (Miscellaneous Manufacturing)	63	4,779
Thomas & Betts Corp.* (Electronics)	36	1,017
Timken Co. (Metal Fabricate/Hardware)	45	1,040
Titan Corp.* (Aerospace/Defense)	45	1,023
Toro Co. (Housewares)	27	1,042
Total System Services (Software)	18	434
The Brink’s Co. (Miscellaneous Manufacturing)	27	972
Trimble Navigation, Ltd.* (Electronics)	27	1,052
Trinity Industries, Inc. (Miscellaneous Manufacturing)	27	865
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,089	31,798
Union Pacific Corp. (Transportation)	144	9,331
United Parcel Service, Inc.—Class B (Transportation)	333	23,030
United Rentals, Inc.* (Commercial Services)	36	728
United Technologies Corp. (Aerospace/Defense)	513	26,343
USG CORP.* (Building Materials)	18	765
UTI Worldwide, Inc. (Transportation)	9	627
Vishay Intertechnology, Inc.* (Electronics)	135	1,602
Vulcan Materials Co. (Building Materials)	54	3,509
W.W. Grainger, Inc. (Distribution/Wholesale)	45	2,465
Walter Industries, Inc. (Holding Companies—Diversified)	18	724
Waste Connections, Inc.* (Environmental Control)	27	1,007
Waste Management, Inc. (Environmental Control)	306	8,671
WebMD Corp.* (Internet)	171	1,756
Werner Enterprises, Inc. (Transportation)	27	530
Yellow Roadway Corp.* (Transportation)	27	1,372
York International Corp. (Building Materials)	18	684

TOTAL COMMON STOCKS (Cost $799,890)		818,351

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (23.1%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $252,019 (Collateralized by $255,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $256,138)	$252,000	$252,000

TOTAL REPURCHASE AGREEMENTS (Cost $252,000)		252,000

TOTAL INVESTMENT SECURITIES (Cost $1,051,890)—98.3%		1,070,351
Net other assets (liabilities)—1.7%		18,391

NET ASSETS—100.0%		$1,088,742

*	Non-income producing security.
**	All or portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 7/26/05 (Underlying notional amount at value $845,447)	3,272	$(4,842)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	10.3%
Auto Manufacturers	0.8%
Building Materials	2.1%
Chemicals	0.3%
Commercial Services	3.2%
Computers	0.5%
Distribution/Wholesale	0.3%
Electric	0.2%
Electrical Components & Equipment	1.9%
Electronics	2.9%
Engineering & Construction	0.5%
Environmental Control	1.4%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.1%
Holding Companies	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Internet	0.4%
Machinery—Construction & Mining	1.9%
Machinery—Diversified	1.9%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	31.1%
Packaging & Containers	1.3%
Retail	0.1%
Software	3.9%
Telecommunications	0.2%
Transportation	7.8%
Trucking & Leasing	0.1%
Other***	24.8%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.2%)
	Shares	Value
Agile Software Corp.* (Internet)	11,517	$72,557
Akamai Technologies, Inc.* (Internet)	27,920	366,590
Amazon.com, Inc.* (Internet)	70,498	2,332,074
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	64,565	1,200,263
Ariba, Inc.* (Internet)	15,705	91,089
Ask Jeeves, Inc.* (Internet)	13,611	410,916
Audible, Inc.* (Internet)	4,188	72,746
Autobytel, Inc.* (Internet)	10,121	48,884
BEA Systems, Inc.* (Software)	91,438	802,826
Check Point Software Technologies, Ltd.* (Internet)	42,578	843,044
CheckFree Corp.* (Internet)	15,705	534,912
CMGI, Inc.* (Internet)	108,190	204,479
CNET Networks, Inc.* (Internet)	31,410	368,753
Digital Insight Corp.* (Internet)	8,027	192,006
Digital River, Inc.* (Internet)	7,678	243,777
DoubleClick, Inc.* (Internet)	27,920	234,249
E*TRADE Financial Corp.* (Diversified Financial Services)	87,599	1,225,510
EarthLink, Inc.* (Internet)	30,712	265,966
eBay, Inc.* (Internet)	74,686	2,465,385
Google, Inc.* (Internet)	10,121	2,977,093
Infospace, Inc.* (Internet)	6,980	229,851
InterActiveCorp.* (Internet)	110,284	2,652,330
Internet Security Systems, Inc.* (Internet)	9,074	184,111
Interwoven, Inc.* (Internet)	8,725	65,699
J2 Global Communications, Inc.* (Internet)	5,584	192,313
Macromedia, Inc.* (Internet)	17,450	666,939
Monster Worldwide, Inc.* (Internet)	25,477	730,680
Overstock.com, Inc.* (Internet)	2,792	99,395
PRICELINE.COM, Inc.* (Internet)	5,584	130,275
RealNetworks, Inc.* (Internet)	26,873	133,559
Siebel Systems, Inc. (Software)	109,237	972,209
Tibco Software, Inc.* (Internet)	47,115	308,132
United Online, Inc. (Internet)	15,007	162,976
ValueClick, Inc.* (Internet)	18,846	232,371
VeriSign, Inc.* (Internet)	60,377	1,736,443
Vignette Corp.* (Internet)	6,980	78,525
WebMD Corp.* (Internet)	73,988	759,857
webMethods, Inc.* (Internet)	12,564	70,358
Websense, Inc.* (Internet)	5,584	268,311
Yahoo!, Inc.* (Internet)	76,780	2,660,428

TOTAL COMMON STOCKS (Cost $18,764,078)		27,287,881

Repurchase Agreements (26.5%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, With a maturity value of $9,597,733 (Collateralized by $9,817,000 various U.S. Government Agency Obligations 0.26%-3.35%, 7/1/05-5/5/08, market value $9,789,914	$9,597,000	$9,597,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,597,000)		9,597,000

TOTAL INVESTMENT SECURITIES (Cost $28,361,078)—101.7%		36,884,881
Net other assets (liabilities)—(1.7%)		(604,806)

NET ASSETS—100.0%		$36,280,075

Percentages	indicated are based on net assets as of June 30, 2005.
*	Non-income producing security.
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 7/26/05 (Underlying notional amount at value $26,978,465)	347,392	$(671,379)

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Diversified Financial Services	6.7%
Internet	63.6%
Software	4.9%
Other***	24.8%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.0%)
	Shares	Value
Alamosa Holdings, Inc.* (Telecommunications)	68,838	$956,848
Alltel Corp. (Telecommunications)	139,464	8,685,818
Nextel Communications, Inc.—Class A* (Telecommunications)	506,004	16,348,988
Nextel Partners, Inc.—Class A* (Telecommunications)	17,880	450,040
NII Holdings, Inc.—Class B* (Telecommunications)	26,820	1,714,871
Telephone & Data Systems, Inc. (Telecommunications)	23,244	948,588
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	23,244	891,175
US Cellular Corp.* (Telecommunications)	7,152	357,171
Western Wireless Corp.—Class A* (Telecommunications)	34,866	1,474,832

TOTAL COMMON STOCKS (Cost $25,797,591)		31,828,331

Repurchase Agreements (23.7%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,074,770 (Collateralized by $10,012,000 various Federal National Mortgage Association Securities, 3.35%-5.50%, 7/1/05-2/15/06, market value $10,276,956)	$10,074,000	10,074,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,074,000)		10,074,000

TOTAL INVESTMENT SECURITIES (Cost $35,871,591)—98.7%		41,902,331
Net other assets (liabilities)—1.3%		569,229

NET ASSETS—100.0%		$42,471,560

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 7/26/2005 (Underlying notional amount at value $31,828,350)	959	$743,309

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of June 30, 2005:

Telecommunications	75.0%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.0%)
	Shares	Value
Amerada Hess Corp. (Oil & Gas)	9,317	$992,354
Anadarko Petroleum Corp. (Oil & Gas)	24,563	2,017,850
Apache Corp. (Oil & Gas)	35,574	2,298,080
Atwood Oceanics, Inc.* (Oil & Gas)	1,694	104,283
Baker Hughes, Inc. (Oil & Gas Services)	36,421	1,863,298
BJ Services Co. (Oil & Gas Services)	17,787	933,462
Burlington Resources, Inc. (Oil & Gas)	41,503	2,292,626
Cabot Oil & Gas Corp. (Oil & Gas)	5,082	176,345
Cal Dive International, Inc.* (Oil & Gas Services)	4,235	221,787
Cheniere Energy, Inc.* (Oil & Gas)	5,082	158,050
Chesapeake Energy Corp. (Oil & Gas)	33,880	772,464
ChevronTexaco Corp. (Oil & Gas)	216,832	12,125,245
Cimarex Energy Co.* (Oil & Gas)	8,470	329,568
ConocoPhillips (Oil & Gas)	137,214	7,888,433
Cooper Cameron Corp.* (Oil & Gas Services)	5,929	367,894
Core Laboratories N.V.* (Oil & Gas Services)	2,541	68,150
Denbury Resources, Inc.* (Oil & Gas)	5,929	235,796
Devon Energy Corp. (Oil & Gas)	48,279	2,446,780
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,776	362,042
Dynegy, Inc.—Class A* (Pipelines)	28,798	139,958
El Paso Corp. (Pipelines)	66,913	770,838
Ensco International, Inc. (Oil & Gas)	16,093	575,325
EOG Resources, Inc. (Oil & Gas)	25,410	1,443,288
Exxon Mobil Corp. (Oil & Gas)	697,081	40,061,246
FMC Technologies, Inc.* (Oil & Gas Services)	7,623	243,707
Forest Oil Corp.* (Oil & Gas)	5,929	249,018
Global Industries, Ltd.* (Oil & Gas Services)	8,470	71,995
GlobalSantaFe Corp. (Oil & Gas)	23,716	967,613
Grant Prideco, Inc.* (Oil & Gas Services)	13,552	358,450
Grey Wolf, Inc.* (Oil & Gas)	20,328	150,630
Halliburton Co. (Oil & Gas Services)	54,208	2,592,227
Hanover Compressor Co.* (Oil & Gas Services)	7,623	87,741
Helmerich & Payne, Inc. (Oil & Gas)	5,082	238,447
Houston Exploration Co.* (Oil & Gas)	3,388	179,733
Input/Output, Inc.* (Oil & Gas Services)	7,623	47,872
Kerr-McGee Corp. (Oil & Gas)	11,011	840,249
Kinder Morgan, Inc. (Pipelines)	10,164	845,645
Lone Star Technologies, Inc.* (Oil & Gas Services)	3,388	154,154
Marathon Oil Corp. (Oil & Gas)	37,268	1,988,993
Maverick Tube Corp.* (Oil & Gas Services)	4,235	126,203
McDermott International, Inc.* (Engineering & Construction)	6,776	142,296
Murphy Oil Corp. (Oil & Gas)	18,634	973,254
Nabors Industries, Ltd.* (Oil & Gas)	16,940	1,026,903
National-Oilwell Varco, Inc.* (Oil & Gas Services)	17,787	845,594
Newfield Exploration Co.* (Oil & Gas)	13,552	540,589
Newpark Resources, Inc.* (Oil & Gas Services)	9,317	69,878
Noble Corp. (Oil & Gas)	14,399	885,682
Noble Energy, Inc. (Oil & Gas)	9,317	704,831
Occidental Petroleum Corp. (Oil & Gas)	43,197	3,323,145
Oceaneering International, Inc.* (Oil & Gas Services)	2,541	98,210
Offshore Logistics, Inc.* (Transportation)	2,541	83,446
OGE Energy Corp. (Electric)	9,317	269,634
Parker Drilling Co.* (Oil & Gas)	10,164	71,250
Patterson-UTI Energy, Inc. (Oil & Gas)	17,787	495,012
Pioneer Natural Resources Co. (Oil & Gas)	15,246	641,552

Common Stocks, continued
	Shares	Value
Plains Exploration & Production Co.* (Oil & Gas)	8,470	$300,939
Pogo Producing Co. (Oil & Gas)	5,929	307,834
Premcor, Inc. (Oil & Gas)	6,776	502,644
Pride International, Inc.* (Oil & Gas)	16,940	435,358
Quicksilver Resources, Inc.* (Oil & Gas)	4,235	270,744
Range Resources Corp. (Oil & Gas)	8,470	227,843
Rowan Cos., Inc. (Oil & Gas)	11,858	352,301
Schlumberger, Ltd. (Oil & Gas Services)	63,525	4,824,089
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,694	108,924
Smith International, Inc. (Oil & Gas Services)	11,858	755,355
Southwestern Energy Co.* (Oil & Gas)	7,623	358,129
St. Mary Land & Exploration Co. (Oil & Gas)	5,929	171,822
Stone Energy Corp.* (Oil & Gas)	2,541	124,255
Sunoco, Inc. (Oil & Gas)	7,623	866,583
Superior Energy Services, Inc.* (Oil & Gas Services)	8,470	150,766
Tesoro Petroleum Corp. (Oil & Gas)	7,623	354,622
Tidewater, Inc. (Oil & Gas Services)	5,929	226,013
Transocean Sedco Forex, Inc.* (Oil & Gas)	34,727	1,874,216
Unit Corp.* (Oil & Gas)	4,235	186,382
Unocal Corp. (Oil & Gas)	28,798	1,873,310
Valero Energy Corp. (Oil & Gas)	27,951	2,211,204
Veritas DGC, Inc.* (Oil & Gas Services)	3,388	93,983
Vintage Petroleum, Inc. (Oil & Gas)	5,929	180,657
Weatherford International, Ltd.* (Oil & Gas Services)	14,399	834,854
Western Gas Resources, Inc. (Pipelines)	6,776	236,482
Williams Cos., Inc. (Pipelines)	60,137	1,142,603
XTO Energy, Inc. (Oil & Gas)	37,268	1,266,739

TOTAL COMMON STOCKS (Cost $97,609,522)		118,197,766

Repurchase Agreements (26.9%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05,with a maturity value of $42,325,233 (Collateralized by $43,659,000 various U.S. Government Agency Obligations, 3.35%-4.48%, 9/7/05-4/18/08, market value $43,310,457)	$42,322,000	42,322,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,322,000)		42,322,000

TOTAL INVESTMENT SECURITIES (Cost $139,931,522)—101.9%		160,519,766
Net other assets (liabilities)—(1.9%)		(3,037,945)

NET ASSETS—100.0%		$157,481,821

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 7/26/05 (Underlying notional amount at value $117,689,866)	307,766	$(2,252,788)

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Electric	0.2%
Engineering & Construction	0.1%
Oil & Gas	63.0%
Oil & Gas Services	9.6%
Pipelines	2.0%
Transportation	0.1%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.5%)
	Shares	Value
Alkermes, Inc.* (Pharmaceuticals)	1,197	$15,824
Allergan, Inc. (Pharmaceuticals)	1,729	147,380
Alpharma, Inc. (Pharmaceuticals)	532	7,698
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	532	21,945
Barr Laboratories, Inc.* (Pharmaceuticals)	1,197	58,342
Bristol-Myers Squibb Co. (Pharmaceuticals)	25,403	634,567
Cephalon, Inc.* (Pharmaceuticals)	798	31,768
Eli Lilly & Co. (Pharmaceuticals)	12,635	703,896
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	931	24,467
Forest Laboratories, Inc.* (Pharmaceuticals)	4,522	175,680
Hospira, Inc.* (Pharmaceuticals)	1,995	77,805
Impax Laboratories, Inc.* (Pharmaceuticals)	665	10,441
IVAX Corp.* (Pharmaceuticals)	2,926	62,909
Johnson & Johnson (Healthcare—Products)	38,570	2,507,050
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,192	33,261
Medicis Pharmaceutical Corp. (Pharmaceuticals)	665	21,100
Merck & Co., Inc. (Pharmaceuticals)	28,861	888,919
MGI Pharma, Inc.* (Pharmaceuticals)	931	20,259
Mylan Laboratories, Inc. (Pharmaceuticals)	3,192	61,414
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	266	4,650
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1	41
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	399	12,692
Perrigo Co. (Pharmaceuticals)	1,197	16,686
Pfizer, Inc. (Pharmaceuticals)	97,888	2,699,751
Schering-Plough Corp. (Pharmaceuticals)	19,152	365,037
Sepracor, Inc.* (Pharmaceuticals)	1,330	79,813
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	266	7,733
The Medicines Co.* (Pharmaceuticals)	532	12,443
Valeant Pharmaceuticals International (Pharmaceuticals)	1,197	21,103
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,463	43,246
Wyeth (Pharmaceuticals)	17,290	769,405

TOTAL COMMON STOCKS (Cost $8,421,824)		9,537,325

Repurchase Agreements (26.3%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $3,326,254 (Collateralized by $3,417,000 various U.S. Government Agency Obligations, 2.625%-3.33%, 9/20/05-1/19/07, market value $3,393,336)	$3,326,000	$3,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,326,000)		3,326,000

TOTAL INVESTMENT SECURITIES (Cost $11,747,824)—101.8%		12,863,325
Net other assets (liabilities)—(1.8%)		(225,779)

NET ASSETS—100.0%		$12,637,546

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 7/26/05 (Underlying notional amount at value $9,533,924)	36,989	$(212,134)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Healthcare—Products	19.8%
Pharmaceuticals	55.7%
Other***	24.5%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (95.2%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $ 90,390,904 (Collateralized by $91,427,000 various U.S. Government Agency Obligations, 2.875%-4.48%, 9/15/05-4/18/08, market value $92,192,432)	$90,384,000	$90,384,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,384,000)		90,384,000

TOTAL INVESTMENT SECURITIES (Cost $90,384,000)—95.2%		90,384,000
Net other assets (liabilities)—4.8%		4,581,360

NET ASSETS—100.0%		$94,965,360

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 7/26/05 (Underlying notional amount at value $143,014,738)	741,278	$926,415

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (74.7%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	2,674	$196,405
AMB Property Corp. (REIT)	10,505	456,232
American Financial Realty Trust (REIT)	16,235	249,694
Annaly Mortgage Management, Inc. (REIT)	15,280	273,970
Apartment Investment and Management Co.—Class A (REIT)	12,033	492,390
Archstone-Smith Trust (REIT)	25,212	973,687
Arden Realty Group, Inc. (REIT)	8,404	302,376
Avalonbay Communities, Inc. (REIT)	9,168	740,774
Boston Properties, Inc. (REIT)	13,943	976,010
Brandywine Realty Trust (REIT)	6,685	204,895
BRE Properties, Inc.—Class A (REIT)	6,494	271,774
Camden Property Trust (REIT)	6,494	349,053
Capital Automotive (REIT)	5,730	218,714
CarrAmerica Realty Corp. (REIT)	6,876	248,774
Catellus Development Corp. (REIT)	11,078	363,358
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	6,685	293,204
CBL & Associates Properties, Inc. (REIT)	7,640	329,055
Centerpoint Properties Corp. (REIT)	6,112	258,538
Colonial Properties Trust (REIT)	4,966	218,504
Cousins Properties, Inc. (REIT)	4,966	146,894
Crescent Real Estate Equities Co. (REIT)	12,606	236,363
CRT Properties, Inc. (REIT)	4,011	109,500
Developers Diversified Realty Corp. (REIT)	13,752	632,042
Duke-Weeks Realty Corp. (REIT)	18,145	574,471
Equity Inns, Inc. (REIT)	6,685	88,911
Equity Lifestyle Properties, Inc. (REIT)	2,674	106,318
Equity Office Properties Trust (REIT)	51,379	1,700,646
Equity Residential Properties Trust (REIT)	35,526	1,308,068
Essex Property Trust, Inc. (REIT)	2,674	222,102
Federal Realty Investment Trust (REIT)	6,685	394,415
FelCor Lodging Trust, Inc.* (REIT)	5,921	85,736
First Industrial Realty Trust, Inc. (REIT)	5,157	205,764
Forest City Enterprises, Inc.—Class A (Real Estate)	3,629	257,659
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	18,145	259,474
Gables Residential Trust (REIT)	3,629	156,882
General Growth Properties, Inc. (REIT)	28,268	1,161,532
Glenborough Realty Trust, Inc. (REIT)	4,584	94,385
Health Care Property Investors, Inc. (REIT)	16,808	454,488
Health Care REIT, Inc. (REIT)	6,494	244,759
Healthcare Realty Trust, Inc. (REIT)	5,921	228,610
Highwoods Properties, Inc. (REIT)	6,876	204,630
Home Properties Of New York, Inc. (REIT)	4,011	172,553
Hospitality Properties Trust (REIT)	8,404	370,364
Host Marriott Corp. (REIT)	41,256	721,980
HRPT Properties Trust (REIT)	25,212	313,385
IMPAC Mortgage Holdings, Inc. (REIT)	9,359	174,545
iStar Financial, Inc. (REIT)	14,134	587,833
Jones Lang LaSalle, Inc.* (Real Estate)	3,629	160,511
Kilroy Realty Corp. (REIT)	3,629	172,341
Kimco Realty Corp. (REIT)	12,224	720,116
Liberty Property Trust (REIT)	10,696	473,940
Macerich Co. (REIT)	7,449	499,455
Mack-Cali Realty Corp. (REIT)	7,831	354,744
MeriStar Hospitality Corp.* (REIT)	11,078	95,271
Mills Corp. (REIT)	6,876	417,992
Nationwide Health Properties, Inc. (REIT)	8,404	198,418

Common Stocks, continued
	Shares	Value
New Century Financial Corp. (REIT)	7,067	$363,597
New Plan Excel Realty Trust, Inc. (REIT)	12,988	352,884
Novastar Financial, Inc. (REIT)	3,629	142,075
Pan Pacific Retail Properties (REIT)	5,157	342,322
Pennsylvania REIT	4,202	199,595
Plum Creek Timber Co., Inc. (Forest Products & Paper)	23,302	845,863
Post Properties, Inc. (REIT)	4,966	179,322
Prentiss Properties Trust (REIT)	5,730	208,801
Prologis (REIT)	23,302	937,672
Public Storage, Inc. (REIT)	11,269	712,764
Rayonier, Inc. (Forest Products & Paper)	6,303	334,248
Realty Income Corp. (REIT)	10,123	253,480
Reckson Associates Realty Corp. (REIT)	10,123	339,627
Redwood Trust, Inc. (REIT)	2,865	147,834
Regency Centers Corp. (REIT)	7,640	437,008
Saxon Capital, Inc. (REIT)	6,303	107,592
Shurgard Storage Centers, Inc.—Class A (REIT)	5,730	263,351
Simon Property Group, Inc. (REIT)	27,886	2,021,457
SL Green Realty Corp. (REIT)	5,157	332,627
St. Joe Co. (Real Estate)	8,977	731,984
Taubman Centers, Inc. (REIT)	5,921	201,847
Thornburg Mortgage Asset Corp. (REIT)	11,842	344,957
Trizec Properties, Inc. (REIT)	11,651	239,661
United Dominion Realty Trust, Inc. (REIT)	16,808	404,232
Ventas, Inc. (REIT)	10,696	323,019
Vornado Realty Trust (REIT)	14,898	1,197,800
Washington REIT	5,348	166,858
Weingarten Realty Investors (REIT)	10,123	397,024

TOTAL COMMON STOCKS (Cost $29,431,000)		34,254,005

Repurchase Agreements (24.4%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $11,191,855 (Collateralized by $11,253,000 various Federal National Mortgage Association securities, 3.35%-5.50%, 7/1/05-2/15/06, market value $11,415,853)	$11,191,000	11,191,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,191,000)		11,191,000

TOTAL INVESTMENT SECURITIES (Cost $40,622,000)—99.1%		45,445,005
Net other assets (liabilities)—0.9%		428,445

NET ASSETS—100.0%		$45,873,550

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 7/26/05 (Underlying notional amount at value $34,253,728)	189	$66,396

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Industry	Percentage of Net Assets
Diversified Financial Services	0.6%
Forest Products & Paper	2.6%
Real Estate	3.1%
Real Estate Investment Trust	68.4%
Other***	25.3%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.1%)
	Shares	Value
Actel Corp.* (Semiconductors)	1,518	$21,100
Advanced Micro Devices, Inc.* (Semiconductors)	24,288	421,154
Agere Systems, Inc.* (Semiconductors)	11,385	136,620
Altera Corp.* (Semiconductors)	22,770	451,301
Amkor Technology, Inc.* (Semiconductors)	5,313	23,909
Analog Devices, Inc. (Semiconductors)	22,770	849,548
Applied Materials, Inc. (Semiconductors)	102,465	1,657,883
Applied Micro Circuits Corp.* (Semiconductors)	18,975	48,576
Asyst Technologies, Inc.* (Semiconductors)	3,036	13,541
Atmel Corp.* (Semiconductors)	27,324	64,758
ATMI, Inc.* (Semiconductors)	2,277	66,056
Axcelis Technologies, Inc.* (Semiconductors)	6,072	41,654
Broadcom Corp.—Class A* (Semiconductors)	16,698	592,946
Brooks Automation, Inc.* (Semiconductors)	3,036	45,085
Cabot Microelectronics Corp.* (Chemicals)	1,518	44,007
Cirrus Logic, Inc.* (Semiconductors)	4,554	24,182
Cohu, Inc. (Semiconductors)	1,518	30,436
Conexant Systems, Inc.* (Semiconductors)	28,842	46,436
Credence Systems Corp.* (Semiconductors)	5,313	48,083
Cree Research, Inc.* (Semiconductors)	4,554	115,990
Cymer, Inc.* (Electronics)	2,277	59,999
Cypress Semiconductor Corp.* (Semiconductors)	7,590	95,558
DSP Group, Inc.* (Semiconductors)	1,518	36,235
ESS Technology, Inc.* (Semiconductors)	2,277	9,586
Exar Corp.* (Semiconductors)	2,277	33,905
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,590	111,953
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	8,349	175,412
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	16,698	353,664
Helix Technology Corp. (Semiconductors)	1,518	20,159
Integrated Circuit Systems, Inc.* (Semiconductors)	4,554	93,995
Integrated Device Technology, Inc.* (Semiconductors)	6,831	73,433
Intel Corp. (Semiconductors)	388,608	10,127,123
Interdigital Communications Corp.* (Telecommunications)	3,036	53,130
International Rectifier Corp.* (Semiconductors)	3,795	181,097
Intersil Corp.—Class A (Semiconductors)	9,108	170,957
KLA—Tencor Corp. (Semiconductors)	12,144	530,693
Kopin Corp.* (Semiconductors)	4,554	23,225
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,036	24,015
Lam Research Corp.* (Semiconductors)	8,349	241,620
Lattice Semiconductor Corp.* (Semiconductors)	6,831	30,330
Linear Technology Corp. (Semiconductors)	18,975	696,193
LSI Logic Corp.* (Semiconductors)	23,529	199,761
LTX Corp.* (Semiconductors)	3,795	18,823
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	2,277	43,650
Marvell Technology Group, Ltd.* (Semiconductors)	12,144	461,958
Maxim Integrated Products, Inc. (Semiconductors)	19,734	754,035
Micrel, Inc.* (Semiconductors)	3,795	43,718
Microchip Technology, Inc. (Semiconductors)	12,903	382,187

Common Stocks, continued
	Shares	Value
Micron Technology, Inc.* (Semiconductors)	37,950	$387,470
Mindspeed Technologies, Inc.* (Semiconductors)	6,072	7,408
Mykrolis Corp.* (Semiconductors)	2,277	32,356
National Semiconductor Corp. (Semiconductors)	21,252	468,182
Novellus Systems, Inc.* (Semiconductors)	8,349	206,304
NVIDIA Corp.* (Semiconductors)	9,867	263,646
OmniVision Technologies, Inc.* (Semiconductors)	3,795	51,574
Photronics, Inc.* (Semiconductors)	1,518	35,430
PMC-Sierra, Inc.* (Semiconductors)	10,626	99,141
Power Integrations, Inc.* (Semiconductors)	2,277	49,115
Rambus, Inc.* (Semiconductors)	6,072	81,243
RF Micro Devices, Inc.* (Telecommunications)	11,385	61,821
SanDisk Corp.* (Computers)	11,385	270,167
Semtech Corp.* (Semiconductors)	4,554	75,824
Silicon Image, Inc.* (Semiconductors)	4,554	46,724
Silicon Laboratories, Inc.* (Semiconductors)	2,277	59,680
Silicon Storage Technology, Inc.* (Computers)	5,313	21,411
Skyworks Solutions, Inc.* (Semiconductors)	9,867	72,720
Teradyne, Inc.* (Semiconductors)	12,144	145,364
Tessera Technologies, Inc.* (Semiconductors)	3,036	101,433
Texas Instruments, Inc. (Semiconductors)	104,742	2,940,107
Transmeta Corp.* (Semiconductors)	10,626	6,482
TriQuint Semiconductor, Inc.* (Semiconductors)	8,349	27,802
Ultratech Stepper, Inc.* (Semiconductors)	1,518	27,779
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,277	84,249
Vitesse Semiconductor Corp.* (Semiconductors)	13,662	28,554
Xilinx, Inc. (Semiconductors)	21,252	541,926
Zoran Corp.* (Semiconductors)	2,277	30,261

TOTAL COMMON STOCKS (Cost $20,524,956)		26,013,852

Repurchase Agreements (27.7%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $9,618,735 (Collateralized by $9,509,000 Federal National Mortgage Association, 5.50%, 2/15/06, market value $9,811,272)	$9,618,000	9,618,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,618,000)		9,618,000

TOTAL INVESTMENT SECURITIES (Cost $30,142,956)—102.8%		35,631,852
Net other assets (liabilities)—(2.8%)		(960,170)

NET ASSETS—100.0%		$34,671,682

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 7/26/05 (Underlying notional amount at value $26,013,408)	762	$(1,209,578)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Chemicals	0.1%
Computers	1.0%
Electronics	0.2%
Semiconductors	73.5%
Telecommunications	0.3%
Other ***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,936	$7,047
ADC Telecommunications, Inc.* (Telecommunications)	484	10,537
Adobe Systems, Inc. (Software)	2,420	69,260
ADTRAN, Inc. (Telecommunications)	242	5,999
Advanced Micro Devices, Inc.* (Semiconductors)	1,936	33,570
Agere Systems, Inc.* (Semiconductors)	968	11,616
Akamai Technologies, Inc.* (Internet)	484	6,355
Altera Corp.* (Semiconductors)	1,694	33,575
Amdocs, Ltd.* (Telecommunications)	968	25,584
American Power Conversion Corp. (Electrical Components & Equipment)	968	22,835
American Tower Corp.* (Telecommunications)	1,210	25,434
Analog Devices, Inc. (Semiconductors)	1,694	63,203
Andrew Corp.* (Telecommunications)	726	9,264
Anteon International Corp.* (Computers)	242	11,040
Apple Computer, Inc.* (Computers)	3,872	142,528
Applied Materials, Inc. (Semiconductors)	7,986	129,213
Applied Micro Circuits Corp.* (Semiconductors)	1,452	3,717
Ask Jeeves, Inc.* (Internet)	242	7,306
Atmel Corp.* (Semiconductors)	2,178	5,162
ATMI, Inc.* (Semiconductors)	242	7,020
Autodesk, Inc. (Software)	1,210	41,588
Avaya, Inc.* (Telecommunications)	2,178	18,121
Avocent Corp.* (Internet)	242	6,326
Axcelis Technologies, Inc.* (Semiconductors)	484	3,320
BEA Systems, Inc.* (Software)	1,936	16,998
BMC Software, Inc.* (Software)	968	17,376
Broadcom Corp.—Class A* (Semiconductors)	1,210	42,967
Brocade Communications Systems, Inc.* (Computers)	1,210	4,695
CACI International, Inc.—Class A* (Computers)	242	15,285
Cadence Design Systems, Inc.* (Computers)	1,210	16,529
Cerner Corp.* (Software)	242	16,449
Check Point Software Technologies, Ltd.* (Internet)	968	19,166
CIENA Corp.* (Telecommunications)	2,662	5,564
Cisco Systems, Inc.* (Telecommunications)	31,218	596,577
Citrix Systems, Inc.* (Software)*	726	15,725
Cognizant Technology Solutions Corp.* (Computers)	726	34,216
Computer Associates International, Inc. (Software)	2,178	59,851
Computer Sciences Corp.* (Computers)	968	42,302
Compuware Corp.* (Software)	1,694	12,180
Comverse Technology, Inc.* (Telecommunications)	968	22,893
Corning, Inc.* (Telecommunications)	6,776	112,617
Credence Systems Corp.* (Semiconductors)	484	4,380
Cree Research, Inc.* (Semiconductors)	242	6,164
Crown Castle International Corp.* (Telecommunications)	968	19,670
CSG Systems International, Inc.* (Software)	242	4,593
Cymer, Inc.* (Electronics)	242	6,377
Cypress Semiconductor Corp.* (Semiconductors)	484	6,094
Dell, Inc.* (Computers)	10,406	411,141
Diebold, Inc. (Computers)	242	10,917
Digital River, Inc.* (Internet)	242	7,684
DST Systems, Inc.* (Computers)	242	11,326
Dycom Industries, Inc.* (Engineering & Construction)	242	4,794

Common Stocks, continued
	Shares	Value
EarthLink, Inc.* (Internet)	726	$6,287
Electronic Data Systems Corp. (Computers)	2,420	46,585
Electronics for Imaging, Inc.* (Computers)	242	5,092
EMC Corp.* (Computers)	11,374	155,938
Emulex Corp.* (Semiconductors)	484	8,838
F5 Networks, Inc.* (Internet)	242	11,431
Fair Isaac Corp. (Software)	242	8,833
Fairchild Semiconductor International, Inc.* (Semiconductors)	484	7,139
Filenet Corp.* (Software)	242	6,084
Foundry Networks, Inc.* (Telecommunications)	484	4,177
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	1,936	40,675
Gateway, Inc.* (Computers)	1,210	3,993
Google, Inc.* (Internet)	484	142,368
Harris Corp. (Telecommunications)	726	22,658
Hewlett-Packard Co. (Computers)	13,794	324,297
Hutchinson Technology, Inc.* (Computers)	242	9,319
Hyperion Solutions Corp.* (Software)	242	9,738
IKON Office Solutions, Inc. (Office/Business Equipment)	484	4,603
Imation Corp. (Computers)	242	9,387
Informatica Corp.* (Software)	484	4,061
Infospace, Inc.* (Internet)	242	7,969
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	484	7,579
Insight Enterprises, Inc.* (Retail)	242	4,884
Integrated Circuit Systems, Inc.* (Semiconductors)	242	4,995
Integrated Device Technology, Inc.* (Semiconductors)	484	5,203
Intel Corp. (Semiconductors)	30,008	782,008
Interdigital Communications Corp.* (Telecommunications)	242	4,235
Intergraph Corp.* (Computers)	242	8,339
International Business Machines Corp. (Computers)	7,986	592,560
International Rectifier Corp.* (Semiconductors)	242	11,548
Internet Security Systems, Inc.* (Internet)	242	4,910
Intersil Corp.—Class A (Semiconductors)	726	13,627
Intuit, Inc.* (Software)	726	32,750
Jack Henry & Associates, Inc. (Computers)	242	4,431
JDS Uniphase Corp.* (Telecommunications)	6,534	9,932
Juniper Networks, Inc.* (Telecommunications)	2,662	67,029
Keane, Inc.* (Software)	242	3,315
KLA—Tencor Corp. (Semiconductors)	968	42,302
Kronos, Inc.* (Computers)	242	9,774
Lam Research Corp.* (Semiconductors)	726	21,010
Lexmark International, Inc.—Class A* (Computers)	726	47,067
Linear Technology Corp. (Semiconductors)	1,452	53,274
LSI Logic Corp.* (Semiconductors)	1,936	16,437
Lucent Technologies, Inc.* (Telecommunications)	20,328	59,154
Macromedia, Inc.* (Internet)	242	9,249
Macrovision Corp.* (Entertainment)	242	5,455
Marvell Technology Group, Ltd.* (Semiconductors)	968	36,823
Maxim Integrated Products, Inc. (Semiconductors)	1,452	55,481
Maxtor Corp.* (Computers)	1,210	6,292
McAfee, Inc.* (Internet)	726	19,007
Mentor Graphics Corp.* (Computers)	242	2,481
Mercury Interactive Corp.* (Software)	484	18,566

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value
Micrel, Inc.* (Semiconductors)	242	$2,788
Microchip Technology, Inc. (Semiconductors)	968	28,672
Micron Technology, Inc.* (Semiconductors)	2,904	29,650
Micros Systems, Inc.* (Computers)	242	10,830
Microsoft Corp. (Software)	45,738	1,136,133
Motorola, Inc. (Telecommunications)	11,616	212,108
National Semiconductor Corp. (Semiconductors)	1,694	37,319
NCR Corp.* (Computers)	968	33,996
Network Appliance, Inc.* (Computers)	1,694	47,889
Novell, Inc.* (Software)	1,694	10,503
Novellus Systems, Inc.* (Semiconductors)	726	17,939
NVIDIA Corp.* (Semiconductors)	726	19,399
OmniVision Technologies, Inc.* (Semiconductors)	242	3,289
Openwave Systems, Inc.* (Internet)	242	3,969
Oracle Corp.* (Software)	18,876	249,163
PalmOne, Inc.* (Computers)	242	7,204
Parametric Technology Corp.* (Software)	1,210	7,720
Perot Systems Corp.—Class A* (Computers)	242	3,441
Photronics, Inc.* (Semiconductors)	242	5,648
Pitney Bowes, Inc. (Office/Business Equipment)	1,210	52,696
Plantronics, Inc. (Telecommunications)	242	8,799
PMC-Sierra, Inc.* (Semiconductors)	726	6,774
Polycom, Inc.* (Telecommunications)	484	7,216
QLogic Corp.* (Semiconductors)	484	14,941
Qualcomm, Inc. (Telecommunications)	7,744	255,630
Rambus, Inc.* (Semiconductors)	484	6,476
Red Hat, Inc.* (Software)	726	9,511
Reynolds & Reynolds Co. (Computers)	242	6,541
RF Micro Devices, Inc.* (Telecommunications)	968	5,256
RSA Security, Inc.* (Internet)	242	2,778
SanDisk Corp.* (Computers)	968	22,971
Scientific-Atlanta, Inc. (Telecommunications)	726	24,154
Seagate Technology, Inc. (Computers)	968	16,988
Seagate Technology, Inc.(a)* (Computers)	126	0
Semtech Corp.* (Semiconductors)	242	4,029
Siebel Systems, Inc. (Software)	2,178	19,384
Silicon Image, Inc.* (Semiconductors)	242	2,483
Silicon Laboratories, Inc.* (Semiconductors)	242	6,343
Skyworks Solutions, Inc.* (Semiconductors)	726	5,351
Sonus Networks, Inc.* (Telecommunications)	1,210	5,784
SpectraSite, Inc.* (Telecommunications)	242	18,012
Storage Technology Corp.* (Computers)	484	17,564
Sun Microsystems, Inc.* (Computers)	15,730	58,673
SunGard Data Systems, Inc.* (Computers)	1,452	51,067
Sybase, Inc.* (Software)	484	8,881
Symantec Corp.* (Internet)	3,388	73,655
Synopsys, Inc.* (Computers)	726	12,102
Tech Data Corp.* (Distribution/Wholesale)	242	8,860
Tekelec* (Telecommunications)	242	4,066
Tellabs, Inc.* (Telecommunications)	1,936	16,843
Teradyne, Inc.* (Semiconductors)	968	11,587
Tessera Technologies, Inc.* (Semiconductors)	242	8,085
Texas Instruments, Inc. (Semiconductors)	7,986	224,167
Tibco Software, Inc.* (Internet)	968	6,331
Unisys Corp.* (Computers)	1,694	10,723
United Stationers, Inc.* (Distribution/Wholesale)	242	11,882
Unova, Inc.* (Machinery—Diversified)	242	6,444
UTStarcom, Inc.* (Telecommunications)	484	3,625
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	242	8,954
VeriSign, Inc.* (Internet)	1,210	34,800

Common Stocks, continued
	Shares	Value
Veritas Software Corp.* (Software)	1,936	$47,238
Western Digital Corp.* (Computers)	968	12,991
Wind River Systems, Inc.* (Software)	484	7,589
Xerox Corp.* (Office/Business Equipment)	4,598	63,406
Xilinx, Inc. (Semiconductors)	1,694	43,197
Yahoo!, Inc.* (Internet)	6,050	209,632
Zebra Technologies Corp.* (Machinery—Diversified)	242	10,598

TOTAL COMMON STOCKS (Cost $8,033,442)		8,386,076

Repurchase Agreements (27.0%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05,with a maturity value of $3,008,230 (Collaterized by $3,091,000 various U.S. Government Agency Obligations, 2.625%-3.33%, 9/20/05-1/19/07, market value $3,069,719)	$3,008,000	3,008,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,008,000)		3,008,000

TOTAL INVESTMENT SECURITIES (Cost $11,041,442)—102.4%		11,394,076
Net other assets (liabilities)—(2.4%)		(268,572)

NET ASSETS—100.0%		$11,125,504

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed Security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 7/26/05 (Underlying notional amount at value $8,549,681)	18,103	$(209,693)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Computers	20.1%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	5.2%
Machinery—Diversified	0.2%
Office/Business Equipment	1.1%
Retail	NM
Semiconductors	17.4%
Software	16.5%
Telecommunications	14.3%
Other***	24.6%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (75.4%)
	Shares	Value
Alamosa Holdings, Inc.* (Telecommunications)	806	$11,203
Alltel Corp. (Telecommunications)	1,674	104,257
AT&T Corp. (Telecommunications)	4,464	84,995
BellSouth Corp. (Telecommunications)	10,230	271,811
CenturyTel, Inc. (Telecommunications)	682	23,618
Cincinnati Bell, Inc.* (Telecommunications)	1,364	5,865
Citizens Communications Co. (Telecommunications)	1,860	24,998
IDT Corp.* (Telecommunications)	124	1,642
IDT Corp.—Class B* (Telecommunications)	310	4,080
Leucadia National Corp. (Holding Companies—Diversified)	434	16,765
Level 3 Communications, Inc.* (Telecommunications)	3,472	7,048
MCI, Inc. (Telecommunications)	1,550	39,851
Nextel Communications, Inc.—Class A* (Telecommunications)	6,138	198,319
Nextel Partners, Inc.—Class A* (Telecommunications)	248	6,242
NII Holdings, Inc.—Class B* (Telecommunications)	310	19,821
NTL, Inc.* (Telecommunications)	434	29,694
Qwest Communications International, Inc.* (Telecommunications)	8,246	30,593
SBC Communications, Inc. (Telecommunications)	18,476	438,805
Sprint Corp. (Telecommunications)	7,006	175,781
Telephone & Data Systems, Inc. (Telecommunications)	310	12,651
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	310	11,885
US Cellular Corp.* (Telecommunications)	62	3,096
Verizon Communications, Inc. (Telecommunications)	15,438	533,383
Western Wireless Corp.—Class A* (Telecommunications)	434	18,358

TOTAL COMMON STOCKS (Cost $1,801,872)		2,074,761

Repurchase Agreements (18.6%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $511,039 (Collateralized by $516,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $518,303)	$511,000	$511,000

TOTAL REPURCHASE AGREEMENTS (Cost $511,000)		511,000

TOTAL INVESTMENT SECURITIES (Cost $2,312,872)—94.0%		2,585,761
Net other assets (liabilities)—6.0%		163,633

NET ASSETS—100.0%		$2,749,394

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 8/24/05 (Underlying notional amount at value $2,071,196)	15,986	$9,531

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June, 30 2005.

Holding Companies—Diversified	0.6%
Telecommunications	74.8%
Other***	24.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (74.9%)
	Shares	Value
AGL Resources, Inc. (Gas)	10,912	$421,749
Allegheny Energy, Inc.* (Electric)	24,552	619,201
ALLETE, Inc. (Electric)	4,092	204,191
Alliant Energy Corp. (Electric)	17,732	499,156
Ameren Corp. (Electric)	29,326	1,621,728
American Electric Power, Inc. (Electric)	60,016	2,212,790
Aqua America, Inc. (Water)	14,322	425,936
Aquila, Inc.* (Electric)	35,464	128,025
Atmos Energy Corp. (Gas)	11,594	333,907
Avista Corp. (Electric)	7,502	139,462
Black Hills Corp. (Electric)	4,774	175,922
Calpine Corp.* (Electric)	67,518	229,561
CenterPoint Energy, Inc. (Electric)	40,920	540,553
Cinergy Corp. (Electric)	27,962	1,253,257
CLECO Corp. (Electric)	7,502	161,818
CMS Energy Corp.* (Electric)	33,418	503,275
Consolidated Edison, Inc. (Electric)	36,828	1,725,024
Constellation Energy Group, Inc. (Electric)	26,598	1,534,439
Dominion Resources, Inc. (Electric)	51,832	3,803,950
DPL, Inc. (Electric)	18,414	505,464
DTE Energy Co. (Electric)	26,598	1,243,988
Duke Energy Corp. (Electric)	134,354	3,994,344
Duquesne Light Holdings, Inc. (Electric)	11,594	216,576
Edison International (Electric)	45,012	1,825,237
El Paso Electric Co.* (Electric)	7,502	153,416
Energen Corp. (Gas)	10,230	358,562
Energy East Corp. (Electric)	22,506	652,224
Entergy Corp. (Electric)	32,054	2,421,680
Equitable Resources, Inc. (Pipelines)	8,866	602,888
Exelon Corp. (Electric)	100,254	5,146,037
FirstEnergy Corp. (Electric)	49,786	2,395,204
FPL Group, Inc. (Electric)	54,560	2,294,794
Great Plains Energy, Inc. (Electric)	11,594	369,733
Hawaiian Electric Industries, Inc. (Electric)	12,276	329,120
IDACORP, Inc. (Electric)	6,138	188,007
KeySpan Corp. (Gas)	24,552	999,266
National Fuel Gas Co. (Pipelines)	12,276	354,899
New Jersey Resources Corp. (Gas)	4,092	197,439
NICOR, Inc. (Gas)	6,820	280,779
NiSource, Inc. (Electric)	40,920	1,011,952
Northeast Utilities System (Electric)	19,096	398,343
Northwest Natural Gas Co. (Gas)	4,092	156,478
NRG Energy, Inc.* (Electric)	12,958	487,221
NSTAR (Electric)	16,368	504,625
ONEOK, Inc. (Gas)	14,322	467,613
Peoples Energy Corp. (Gas)	5,456	237,118
Pepco Holdings, Inc. (Electric)	28,644	685,737
PG&E Corp. (Electric)	55,924	2,099,387
Piedmont Natural Gas Co., Inc. (Gas)	10,912	262,106
Pinnacle West Capital Corp. (Electric)	15,004	666,928
PNM Resources, Inc. (Electric)	8,866	255,429
PPL Corp. (Electric)	28,644	1,700,881
Progress Energy, Inc. (Electric)	37,510	1,696,952
Public Service Enterprise Group, Inc. (Electric)	36,146	2,198,400
Puget Energy, Inc. (Electric)	15,004	350,794
Questar Corp. (Pipelines)	12,958	853,932
Reliant Resources, Inc.* (Electric)	45,012	557,249
SCANA Corp. (Electric)	15,686	669,949
Sempra Energy (Gas)	30,690	1,267,805

Common Stocks, continued
	Shares	Value
Sierra Pacific Resources* (Electric)	17,732	$220,763
Southern Co. (Electric)	112,530	3,901,415
Southern Union Co.* (Gas)	15,004	368,348
TECO Energy, Inc. (Electric)	30,008	567,451
The AES Corp.* (Electric)	98,208	1,608,647
TXU Corp. (Electric)	34,100	2,833,369
UGI Corp. (Gas)	15,686	437,639
Unisource Energy Corp. (Electric)	4,774	146,801
Vectren Corp. (Gas)	11,594	333,096
Westar Energy, Inc. (Electric)	12,958	311,381
WGL Holdings, Inc. (Gas)	7,502	252,367
Wisconsin Energy Corp. (Electric)	17,732	691,548
WPS Resources Corp. (Electric)	5,456	306,900
Xcel Energy, Inc. (Electric)	60,698	1,184,825

TOTAL COMMON STOCKS (Cost $64,864,041)		70,757,050

Repurchase Agreements (23.7%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $22,449,715 (Collateralized by $22,825,000 various U.S. Government Agency Obligations, 2.875%-3.34%, 7/15/05-9/15/05, market value $22,898,504)	$22,448,000	22,448,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,448,000)		22,448,000

TOTAL INVESTMENT SECURITIES (Cost $87,312,041)—98.6%		93,205,050
Net other assets (liabilities)—1.4%		1,353,812

NET ASSETS—100.0%		$94,558,862

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 7/26/05 (Underlying notional amount at value $70,756,938)	682	$381,773

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of June 30,2005:

Electric	65.8%
Gas	6.7%
Pipelines	1.9%
Water	0.5%
Other***	25.1%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

U.S. Treasury Obligations (30.5%)
	Principal Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31	$19,100,000	$22,630,516

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,440,451)		22,630,516

Repurchase Agreements (31.6%)
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $23,373,785 (Collateralized by $23,657,000 various U.S. Government Agency Obligations, 3.33%-4.00%, 9/20/05-2/6/09, market value $23,845,115)	23,372,000	23,372,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,372,000)		23,372,000

TOTAL INVESTMENT SECURITIES (Cost $45,812,451)—62.1%		46,002,516
Net other assets (liabilities)—37.9%		28,132,956

NET ASSETS—100.0%		$74,135,472

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $2,977,344)	25	$(63)
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $67,954,344)	57,353,000	320,217

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (100.4%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $19,179,465 (Collateralized by $19,771,000 various U.S. Government Agency Obligations, 3.33%-3.38%, 9/20/05-10/24/05, market value $19,562,210)	$19,178,000	$19,178,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,178,000)		19,178,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option expiring December 2005 @ $123	50	566

TOTAL OPTIONS PURCHASED (Cost $906)		566

Total INVESTMENT SECURITIES (Cost $19,178,906)—100.4%		19,178,566
Net other assets (liabilities)—(0.4%)		(83,440)

NET ASSETS—100.0%		$19,095,126

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring September 2005 (Underlying face amount at value $113,656)	1	$(96)
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Note expiring 6/30/05 (Underlying notional amount at value $19,032,975)	(18,720,000)	(97,280)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

U.S. Government Agency Obligations (7.8%)
	Principal Amount	Value
Federal Farm Credit Bank*, 2.30%, 7/1/05	$9,053,000	$9,053,000
Federal Home Loan Bank*, 2.30%, 7/1/05	11,053,000	11,053,000
Federal Home Loan Mortgage Corp.*, 2.30%, 7/1/05	11,053,000	11,053,000
Federal National Mortgage Association*, 2.30%, 7/1/05	11,053,000	11,053,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,212,000)		42,212,000

Repurchase Agreements (93.9%)
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $505,721,629 (Collateralized by $513,392,000 various U.S. Government Agency Obligations, 3.57%-4,48%, 4/18/08-2/11/10, market value $515,801,587)	505,683,000	505,683,000

TOTAL REPURCHASE AGREEMENTS (Cost $505,683,000)		505,683,000

Options Purchased (NM)
	Contracts
30-year U.S. Treasury Bond Call Option expiring December 2005 @ $134	1,000	11,559

TOTAL OPTIONS PURCHASED (Cost $18,625)		11,559

TOTAL INVESTMENT SECURITIES (Cost $547,913,625)—101.7%		547,906,559
Net other assets (liabilities)—(1.7%)		(9,128,237)

NET ASSETS—100.0%		$538,778,322

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $6,550,156)	55	$(67,731)
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $669,200,935)	(564,801,000)	(7,111,627)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (97.9%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $85,704,546 (Collateralized by $87,220,000 various Federal Home Loan Bank Securities, 3.25%-3.36%, 7/8/05-2/11/08, market value $87,414,521)	$85,698,000	$85,698,000

TOTAL REPURCHASE AGREEMENTS (Cost $85,698,000)		85,698,000

TOTAL INVESTMENT SECURITIES (Cost $85,698,000)—97.9%		85,698,000
Net other assets (liabilities)—2.1%		1,810,569

NET ASSETS—100.0%		$87,508,569

*	All or a portion of the market value of this security is held as collateral for foreign currency contracts.

At June 30, 2005 the Rising U.S. Dollar ProFund’s foreign currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	7/27/05	6,648,420	$12,067,910	$11,903,426	164,484
Canadian Dollar vs. U.S. Dollar	7/27/05	11,660,837	9,471,010	9,526,906	(55,896)
Euro vs. U.S. Dollar	7/27/05	47,034,953	56,771,978	56,998,944	(226,966)
Japanese Yen vs. U.S. Dollar	7/27/05	1,499,621,800	13,812,493	13,558,855	253,639
Swedish Krona vs. U.S. Dollar	7/27/05	31,575,630	4,057,974	4,048,729	9,245
Swiss Franc vs. U.S. Dollar	7/27/05	4,542,952	3,565,000	3,552,264	12,736

Total Short Contracts			$99,746,365	$99,589,124	$157,242

Long
British Sterling Pound vs. U.S. Dollar	7/27/05	911,927	$1,666,000	$1,632,728	$(33,272)
Canadian Dollar vs. U.S. Dollar	7/27/05	1,566,638	1,274,000	1,279,943	5,943
Euro vs. U.S. Dollar	7/27/05	6,623,953	8,064,000	8,027,186	(36,814)
Japanese Yen vs. U.S. Dollar	7/27/05	207,497,920	1,904,000	1,876,096	(27,904)
Swedish Krona vs. U.S. Dollar	7/27/05	4,536,420	588,000	581,674	(6,326)
Swiss Franc vs. U.S. Dollar	7/27/05	638,114	504,000	498,960	(5,040)

Total Long Contracts			$14,000,000	$13,896,587	$(103,413)

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (99.1%)
	Principal Amount	Value
UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $12,546,958 (Collateralized by $12,725,000 various U.S. Government Agency Obligations, 2.625%-2.875%, 9/15/05-1/19/07, market value $12,798,050)	$12,546,000	$12,546,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,546,000)		12,546,000

TOTAL INVESTMENT SECURITIES (Cost $12,546,000)—99.1%		12,546,000
Net other assets (liabilities)—0.9%		118,000

NET ASSETS—100.0%		$12,664,000

*	All or a portion of the market value of this security is held as collateral for foreign currency contracts.

At June 30, 2005 the Falling U.S. Dollar ProFund’s foreign currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	7/27/05	42,621	$77,350	$76,308	1042
Canadian Dollar vs. U.S. Dollar	7/27/05	72,875	59,150	59,539	(389)
Euro vs. U.S. Dollar	7/27/05	310,930	374,400	376,798	(2,398)
Japanese Yen vs. U.S. Dollar	7/27/05	9,639,544	88,400	87,156	1,244
Swedish Krona vs. U.S. Dollar	7/27/05	212,789	27,300	27,284	16
Swiss Franc vs. U.S. Dollar	7/27/05	29,931	23,400	23,404	(4)

Total Short Contracts			$650,000	$650,489	$(489)

Long
British Sterling Pound vs. U.S. Dollar	7/27/05	866,310	$1,572,783	$1,551,054	$(21,729)
Canadian Dollar vs. U.S. Dollar	7/27/05	1,532,302	1,244,491	1,251,891	7,400
Euro vs. U.S. Dollar	7/27/05	6,082,023	7,341,097	7,370,453	29,356
Japanese Yen vs. U.S. Dollar	7/27/05	197,413,488	1,819,015	1,784,917	(34,097)
Swedish Krona vs. U.S. Dollar	7/27/05	4,048,994	520,380	519,175	(1,205)
Swiss Franc vs. U.S. Dollar	7/27/05	587,481	461,069	459,368	(1,701)

Total Long Contracts			$12,958,835	$12,936,858	$(21,976)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

June 30, 2005

(Unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Securities, at cost	$78,632,062	$74,876,480	$103,217,501	$37,317,416

Securities, at value	91,285,588	85,932,397	108,166,864	45,897,416
Repurchase agreements, at cost	10,809,000	12,804,000	41,797,000	232,000

Total Investment Securities	102,094,588	98,736,397	149,963,864	46,129,416
Cash	80,799	101,610	21,148	—
Segregated cash balances with brokers for futures contracts	696,045	635,376	386,893	—
Dividends and interest receivable	118,166	33,365	108,415	1,937
Receivable for investments sold	—	2,681,614	—	1,699,833
Receivable for capital shares issued	2,756,289	1,283,291	2,497,407	839,454
Unrealized appreciation on swap agreements	—	—	643,904	—
Variation margin on futures contracts	—	—	—	50
Prepaid expenses	17,265	29,263	31,725	22,205

Total Assets	105,763,152	103,500,916	153,653,356	48,692,895

Liabilities:
Cash overdraft	—	—	—	95,847
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,417,522	4,306,597	3,369,562	2,445,635
Variation margin on futures contracts	85,918	58,128	44,254	—
Advisory fees payable	68,973	41,638	89,418	35,982
Management services fees payable	13,795	8,328	17,884	7,711
Administration fees payable	2,924	1,766	3,794	1,632
Distribution and service fees payable—Service Class	24,291	12,225	6,983	8,447
Trustee fees payable	17	10	22	10
Transfer agency fees payable	14,586	8,513	9,411	6,947
Fund accounting fees payable	4,232	2,616	5,574	2,250
Compliance services fees payable	449	271	582	251
Service fees payable	6,560	6,977	3,533	2,929
Other accrued expenses	54,083	62,662	88,096	30,738

Total Liabilities	1,693,350	4,509,731	3,639,113	2,638,379

Net Assets	$104,069,802	$98,991,185	$150,014,243	$46,054,516

Net Assets consist of:
Capital	$135,574,793	$86,028,226	$138,302,145	$47,661,135
Accumulated net investment income (loss)	137,129	133,699	30,756	328,311
Accumulated net realized gains (losses) on investments	(44,194,700)	1,675,893	5,909,158	(10,515,325)
Net unrealized appreciation (depreciation) on investments	12,552,580	11,153,367	5,772,184	8,580,395

Net Assets	$104,069,802	$98,991,185	$150,014,243	$46,054,516

Investor Class:
Net Assets	$85,880,800	$68,676,726	$135,185,121	$39,288,782
Shares of Beneficial Interest Outstanding	1,590,399	1,775,009	3,642,971	686,211
Net Asset Value (offering and redemption price per share)	$54.00	$38.69	$37.11	$57.25

Service Class:
Net Assets	$18,189,002	$30,314,459	$14,829,122	$6,765,734
Shares of Beneficial Interest Outstanding	360,540	808,682	416,446	124,064
Net Asset Value (offering and redemption price per share)	$50.45	$37.49	$35.61	$54.53

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$20,333,617	$23,218,898	$136,138,858	$46,455,507	$49,919,744	$14,571,899

25,134,724	24,826,802	148,590,323	50,447,856	55,975,443	18,933,244
—	156,000	—	173,000	—	146,000

25,134,724	24,982,802	148,590,323	50,620,856	55,975,443	19,079,244
—	1,385	—	1,384	—	—
6,771	6,771	6,334	6,334	6,464	6,464
30,756	53,629	109,250	21,631	42,728	35,932
635,548	673,902	2,713,686	—	—	339,688
305,302	914,487	528,010	17,312	2,489,131	238,229
—	—	—	—	—	—
—	—	—	—	—	—
16,823	15,457	29,354	22,349	24,686	23,663

26,129,924	26,648,433	151,976,957	50,689,866	58,538,452	19,723,220

53,061	—	280,966	—	209,661	22,521
—	—	—	—	1,102,574	—
775,135	1,566,409	2,843,563	152,926	965,945	489,180
900	900	580	580	760	760
21,367	25,426	90,805	29,801	34,059	13,494
4,274	5,085	18,161	5,960	6,812	2,699
906	1,078	3,853	1,264	1,445	572
3,928	15,231	8,924	25,586	26,005	4,182
5	6	23	7	9	3
5,834	6,790	12,847	7,598	8,989	2,248
1,419	1,555	5,302	1,805	2,171	912
139	165	591	194	222	88
2,199	1,626	4,586	2,564	3,061	3,460
17,515	29,251	65,767	42,705	30,447	32,142

886,682	1,653,522	3,335,968	270,990	2,392,160	572,261

$25,243,242	$24,994,911	$148,640,989	$50,418,876	$56,146,292	$19,150,959

$28,221,896	$26,451,256	$137,912,808	$51,705,940	$54,592,912	$15,550,780
58,265	(33,738)	114,271	(256,746)	(370,720)	(589,517)
(7,837,126)	(3,029,611)	(1,838,490)	(5,023,602)	(4,133,774)	(173,824)
4,800,207	1,607,004	12,452,400	3,993,284	6,057,874	4,363,520

$25,243,242	$24,994,911	$148,640,989	$50,418,876	$56,146,292	$19,150,959

$21,361,564	$10,367,104	$137,018,932	$19,820,939	$23,922,770	$15,400,013
488,851	283,976	3,408,023	574,598	597,785	420,053
$43.70	$36.51	$40.20	$34.50	$40.02	$36.66

$3,881,678	$14,627,807	$11,622,057	$30,597,937	$32,223,522	$3,750,946
90,888	410,190	299,724	921,376	836,980	105,805
$42.71	$35.66	$38.78	$33.21	$38.50	$35.45

See accompanying notes to the financial statements.

PROFUNDS

June 30, 2005

(Unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$6,270,695	$105,485,934	$109,315,241	$111,803,361

Securities, at value	8,152,744	139,283,803	124,037,660	128,226,450
Repurchase agreements, at cost	129,000	7,818,000	13,994,000	43,006,000

Total Investment Securities	8,281,744	147,101,803	138,031,660	171,232,450
Cash	—	76,512	437,269	356,834
Segregated cash balances with brokers for futures contracts	10,703	—	3,815,889	6,200,882
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	36,122	170,565	62,930	124,296
Receivable for investments sold	594,520	—	5,139,762	—
Receivable for capital shares issued	709,271	11,974,470	3,495,815	5,089,508
Unrealized appreciation on swap agreements	—	26,167	918,908	1,603,159
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	20,336	20,621	22,527	23,803

Total Assets	9,652,696	159,370,138	151,924,760	184,630,932

Liabilities:
Cash overdraft	1,753	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,258,299	5,419,628	8,576,629	19,317,858
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	1,350	750,979	348,223	701,686
Advisory fees payable	6,613	105,966	78,792	106,965
Management services fees payable	1,323	21,193	15,759	21,393
Administration fees payable	280	4,494	3,344	4,544
Distribution and service fees payable—Service Class	2,669	13,792	12,790	11,501
Trustee fees payable	2	27	20	27
Transfer agency fees payable	1,941	22,142	12,635	22,215
Fund accounting fees payable	395	6,336	4,731	6,580
Compliance services fees payable	43	690	513	697
Service fees payable	1,275	10,066	5,385	10,196
Other accrued expenses	10,052	84,278	67,852	87,468

Total Liabilities	1,285,995	6,439,591	9,126,673	20,291,130

Net Assets	$8,366,701	$152,930,547	$142,798,087	$164,339,802

Net Assets consist of:
Capital	$9,403,442	$251,262,491	$165,867,596	$166,989,224
Accumulated net investment income (loss)	101,844	191,858	(26,860)	223,826
Accumulated net realized gains (losses) on investments	(3,020,228)	(132,023,556)	(39,896,413)	(22,891,739)
Net unrealized appreciation (depreciation) on investments	1,881,643	33,499,754	16,853,764	20,018,491

Net Assets	$8,366,701	$152,930,547	$142,798,087	$164,339,802

Investor Class:
Net Assets	$5,425,112	$135,540,554	$127,341,627	$153,623,690
Shares of Beneficial Interest Outstanding	369,714	2,545,208	3,298,265	6,454,209
Net Asset Value (offering and redemption price per share)	$14.67	$53.25	$38.61	$23.80

Service Class:
Net Assets	$2,941,589	$17,389,993	$15,456,460	$10,716,112
Shares of Beneficial Interest Outstanding	195,830	348,656	421,515	474,557
Net Asset Value (offering and redemption price per share)	$15.02	$49.88	$36.67	$22.58

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short OTC ProFund

$21,591,476	$205,253,512	$18,377,800	$2,550	$1,360	$2,850

24,766,234	316,182,200	19,320,000	1,425	520	390
3,716,000	49,638,000	7,657,000	28,782,000	30,324,000	25,256,000

28,482,234	365,820,200	26,977,000	28,783,425	30,324,520	25,256,390
222,530	605,840	18,377	—	—	164,239
1,016,024	13,051,010	—	1,047,327	109,689	670,320
—	528	—	—	—	—
28,589	15,311	585	2,199	2,316	1,929
—	—	—	—	—	—
5,199,695	14,169,788	116,408	984,510	779,525	548,316
—	18,702	—	—	—	5,491
—	—	—	107,847	19,755	37,203
19,611	29,631	16,315	30,791	14,570	16,672

34,968,683	393,711,010	27,128,685	30,956,099	31,250,375	26,700,560

—	—	—	100,787	8,516	—
2,692,375	12,239,311	—	—	—	—
2,934,836	5,435,437	976,088	752,936	1,205,993	239,218
10,373	29,705	—	10,082	526,959	28,213
257,685	799,890	47,419	—	—	—
17,476	252,897	20,070	18,444	16,291	15,108
3,495	50,580	3,345	3,689	3,258	3,022
740	10,696	710	782	690	641
4,352	22,858	1,231	2,284	2,554	2,684
4	63	4	5	4	4
3,624	49,461	2,978	3,652	3,213	3,476
1,010	14,396	952	1,048	924	859
114	1,642	109	120	106	98
1,837	23,888	2,380	2,086	2,615	1,974
25,939	200,478	19,610	16,632	30,773	22,069

5,953,860	19,131,302	1,074,896	912,547	1,801,896	317,366

$29,014,823	$374,579,708	$26,053,789	$30,043,552	$29,448,479	$26,383,194

$29,163,411	$2,091,030,347	$51,659,636	$55,670,837	$71,167,095	$51,291,105
108,001	(1,451,787)	(178,646)	161,379	210,707	168,839
(2,966,646)	(1,822,961,869)	(26,594,270)	(25,843,965)	(41,390,566)	(25,178,070)
2,710,057	107,963,017	1,167,069	55,301	(538,757)	101,320

$29,014,823	$374,579,708	$26,053,789	$30,043,552	$29,448,479	$26,383,194

$22,117,630	$352,492,270	$24,226,862	$26,150,333	$22,553,948	$24,400,895
746,176	16,980,189	724,491	830,569	1,097,092	1,195,620
$29.64	$20.76	$33.44	$31.48	$20.56	$20.41

$6,897,193	$22,087,438	$1,826,927	$3,893,219	$6,894,531	$1,982,299
238,416	1,130,918	56,618	129,931	344,703	100,177
$28.93	$19.53	$32.27	$29.96	$20.00	$19.79

See accompanying notes to the financial statements.

PROFUNDS

June 30, 2005

(Unaudited)

Statements of Assets and Liabilities, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund
Assets:
Securities, at cost	$11,900	$3,835	$2,720	$4,250

Securities, at value	6,650	2,730	1,040	2,120
Repurchase agreements, at cost	99,987,000	6,659,000	98,628,000	10,787,000

Total Investment Securities	99,993,650	6,661,730	98,629,040	10,789,120
Cash	—	—	5,900	—
Segregated cash balances with brokers for futures contracts	12,581,857	21,756	128,782	329,210
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	7,638	509	7,534	824
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	3,049,502	365,929	3,481,424	1,445,111
Unrealized appreciation on swap agreements	—	—	—	25,023
Variation margin on futures contracts	1,289,651	1,902	19,277	60,148
Receivable from Advisor	—	—	—	—
Prepaid and other expenses	16,919	13,354	33,110	23,323

Total Assets	116,939,217	7,065,180	102,305,067	12,672,759

Liabilities:
Cash overdraft	1,211,851	43,559	—	48,422
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	770,201	73,170	2,343,861	87,968
Unrealized depreciation on swap agreements	172,810	164,493	6,249,508	—
Advisory fees payable	66,472	4,782	65,242	5,691
Management services fees payable	13,295	957	13,048	1,138
Administration fees payable	2,818	202	2,756	242
Distribution and service fees payable—Service Class	6,825	587	2,350	365
Trustee fees payable	17	1	16	1
Transfer agency fees payable	12,770	1,049	13,792	1,435
Fund accounting fees payable	3,776	271	3,692	324
Compliance services fees payable	433	31	423	37
Service fees payable	6,373	414	7,795	666
Other accrued expenses	62,994	757	62,935	11,189

Total Liabilities	2,330,635	290,273	8,765,418	157,478

Net Assets	$114,608,582	$6,774,907	$93,539,649	$12,515,281

Net Assets consist of:
Capital	$242,330,262	$11,747,019	$147,645,582	$13,603,986
Accumulated net investment income (loss)	580,802	40,950	814,151	26,702
Accumulated net realized gains (losses) on investments	(129,124,713)	(4,813,585)	(48,577,506)	(1,295,700)
Net unrealized appreciation (depreciation) on investments	822,231	(199,477)	(6,342,578)	180,293

Net Assets	$114,608,582	$6,774,907	$93,539,649	$12,515,281

Investor Class:
Net Assets	$105,807,335	$6,259,166	$91,216,879	$12,101,012
Shares of Beneficial Interest Outstanding	5,441,831	307,035	4,131,575	441,389
Net Asset Value (offering and redemption price per share)	$19.44	$20.39	$22.08	$27.42

Service Class:
Net Assets	$8,801,247	$515,741	$2,322,770	$414,269
Shares of Beneficial Interest Outstanding	456,173	25,711	106,782	15,268
Net Asset Value (offering and redemption price per share)	$19.29	$20.06	$21.75	$27.13

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund

$14,250	$1,895,086	$3,873,497	$15,095,735	$1,741,241	$378,086

1,950	2,185,763	4,813,223	18,647,114	1,843,004	398,812
191,126,000	701,000	1,688,000	6,072,000	623,000	113,000

191,127,950	2,886,763	6,501,223	24,719,114	2,466,004	511,812
3,486,443	378	316	833	660	56
12,124,560	—	—	—	—	—
—	—	—	—	—	—
14,600	2,287	8,732	464	5,659	201
—	—	223,744	—	—	—
5,681,070	141,260	17	1,517,277	50,712	40,000
100,643	—	—	85,053	—	—
676,962	—	—	—	—	—
—	5,753	—	—	8,736	3,985
22,690	21,527	22,436	18,505	13,861	17,196

213,234,918	3,057,968	6,756,468	26,341,246	2,545,632	573,250

—	—	—	—	—	—
—	—	—	345,345	—	—
5,854,655	123,185	201,921	1,069,081	52,058	40,569
—	13,831	126,741	—	21,967	2,895
116,454	—	2,548	18,326	—	—
23,291	—	509	3,665	—	—
4,948	69	266	776	72	15
5,359	475	1,106	4,738	151	65
29	—	2	5	—	—
22,814	412	1,361	4,441	273	85
6,630	154	403	1,073	194	157
759	11	41	119	11	2
11,888	247	1,051	1,243	398	17
101,674	8,322	16,650	16,548	14,393	—

6,148,501	146,706	352,599	1,465,360	89,517	43,805

$207,086,417	$2,911,262	$6,403,869	$24,875,886	$2,456,115	$529,445

$488,476,245	$3,061,710	$13,016,069	$40,062,070	$2,758,322	$645,497
1,132,662	26,932	31,179	(162,036)	11,374	(6,633)
(285,059,636)	(454,226)	(7,456,364)	(18,660,580)	(393,377)	(127,250)
2,537,146	276,846	812,985	3,636,432	79,796	17,831

$207,086,417	$2,911,262	$6,403,869	$24,875,886	$2,456,115	$529,445

$200,284,577	$2,495,294	$5,366,472	$17,848,704	$2,343,033	$472,886
10,799,722	68,025	161,471	402,454	71,431	15,066
$18.55	$36.68	$33.23	$44.35	$32.80	$31.39

$6,801,840	$415,968	$1,037,397	$7,027,182	$113,082	$56,559
355,249	11,118	31,780	166,122	3,495	1,825
$19.15	$37.41	$32.64	$42.30	$32.36	$30.99

See accompanying notes to the financial statements.

PROFUNDS

June 30, 2005

(Unaudited)

Statements of Assets and Liabilities, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
Assets:
Securities, at cost	$4,542,355	$20,066,381	$799,890	$18,764,078

Securities, at value	5,484,778	22,099,028	818,351	27,287,881
Repurchase agreements, at cost	2,112,000	8,187,000	252,000	9,597,000

Total Investment Securities	7,596,778	30,286,028	1,070,351	36,884,881
Cash	837	884	362	355
Dividends and interest receivable	6,761	34,348	1,613	3,495
Receivable for investments sold	1,076,320	1,667,965	—	312,722
Receivable for capital shares issued	48,015	120,802	12,219	393,276
Unrealized appreciation on swap agreements	24,400	—	—	—
Receivable from Advisor	7,556	—	6,202	—
Prepaid expenses	15,816	20,686	14,645	18,012

Total Assets	8,776,483	32,130,713	1,105,392	37,612,741

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,407,583	2,482,628	10,304	595,650
Unrealized depreciation on swap agreements	—	157,133	4,842	671,379
Advisory fees payable	—	24,063	—	33,517
Management services fees payable	—	4,812	—	6,703
Administration fees payable	157	1,020	30	1,419
Distribution and service fees payable—Service Class	766	6,157	44	2,815
Trustee fees payable	1	6	—	8
Transfer agency fees payable	834	5,940	184	5,936
Fund accounting fees payable	343	1,478	164	1,926
Compliance services fees payable	24	157	5	218
Service fees payable	428	1,625	66	2,154
Other accrued expenses	14,269	27,678	1,011	10,941

Total Liabilities	1,424,405	2,712,697	16,650	1,332,666

Net Assets	$7,352,078	$29,418,016	$1,088,742	$36,280,075

Net Assets consist of:
Capital	$17,398,221	$36,337,375	$4,979,617	$44,332,167
Accumulated net investment income (loss)	9,318	1,100	(3,560)	(399,098)
Accumulated net realized gains (losses) on investments	(11,022,284)	(8,795,973)	(3,900,934)	(15,505,418)
Net unrealized appreciation (depreciation) on investments	966,823	1,875,514	13,619	7,852,424

Net Assets	$7,352,078	$29,418,016	$1,088,742	$36,280,075

Investor Class:
Net Assets	$6,415,488	$25,064,654	$1,035,675	$33,186,148
Shares of Beneficial Interest Outstanding	258,506	1,693,428	31,689	493,097
Net Asset Value (offering and redemption price per share)	$24.82	$14.80	$32.68	$67.30

Service Class:
Net Assets	$936,590	$4,353,362	$53,067	$3,093,927
Shares of Beneficial Interest Outstanding	39,510	308,238	1,648	48,818
Net Asset Value (offering and redemption price per share)	$23.71	$14.12	$32.20	$63.38

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$25,797,591	$97,609,522	$8,421,824	$—	$29,431,000	$20,524,956

31,828,331	118,197,766	9,537,325	—	34,254,005	26,013,852
10,074,000	42,322,000	3,326,000	90,384,000	11,191,000	9,618,000

41,902,331	160,519,766	12,863,325	90,384,000	45,445,005	35,631,852
148	171	291	380	752	863
47,544	38,025	23,164	6,904	143,704	1,354
213,591	4,743,299	214,999	—	—	—
215,167	628,955	20,824	5,383,403	3,871,663	845,609
743,309	—	—	926,415	66,396	—
—	—	—	—	—	—
19,259	26,056	19,373	29,038	33,676	19,729

43,141,349	165,956,272	13,141,976	96,730,140	49,561,196	36,499,407

—	—	—	—	179,387	137,111
619,370	5,991,939	254,633	1,640,996	3,441,790	394,722
—	2,252,788	212,134	—	—	1,209,578
23,227	87,422	9,396	47,177	28,587	30,116
4,645	17,485	1,879	9,435	5,718	6,023
987	3,713	398	2,007	1,214	1,275
3,716	13,235	1,077	5,804	7,696	6,782
6	22	2	12	7	8
4,065	15,703	2,203	9,905	6,281	5,902
1,329	5,027	553	2,689	1,680	1,756
152	570	61	308	186	196
1,981	6,892	1,125	4,025	1,571	2,185
10,311	79,655	20,969	42,422	13,529	32,071

669,789	8,474,451	504,430	1,764,780	3,687,646	1,827,725

$42,471,560	$157,481,821	$12,637,546	$94,965,360	$45,873,550	$34,671,682

$33,941,773	$137,987,727	$21,476,725	$108,818,418	$53,520,496	$60,008,576
(196,505)	151,684	89,552	428,872	(332,419)	(181,227)
1,952,243	1,006,954	(9,832,098)	(15,208,345)	(12,203,928)	(29,434,985)
6,774,049	18,335,456	903,367	926,415	4,889,401	4,279,318

$42,471,560	$157,481,821	$12,637,546	$94,965,360	$45,873,550	$34,671,682

$37,461,628	$141,501,748	$11,697,914	$89,506,204	$38,721,705	$28,709,329
1,828,109	4,909,980	1,195,953	3,346,846	1,009,479	1,510,847
$20.49	$28.82	$9.78	$26.74	$38.36	$19.00

$5,009,932	$15,980,073	$939,632	$5,459,156	$7,151,845	$5,962,353
258,976	582,317	100,377	210,107	182,746	330,122
$19.35	$27.44	$9.36	$25.98	$39.14	$18.06

See accompanying notes to the financial statements.

PROFUNDS

June 30, 2005

(Unaudited)

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund
Assets:
Securities, at cost	$8,033,442	$1,801,872	$64,864,041

Securities, at value	8,386,076	2,074,761	70,757,050
Repurchase agreements, at cost	3,008,000	511,000	22,448,000

Total Investment Securities	11,394,076	2,585,761	93,205,050
Cash	794	49	766
Segregated cash balances with brokers for futures contracts	—	—	—
Dividends and interest receivable	2,259	592	87,208
Receivable for capital shares issued	28,783	898,424	7,149,156
Unrealized appreciation on currency contracts	—	—	—
Unrealized appreciation on swap agreements	—	9,531	381,773
Variation margin on futures contracts	—	—	—
Receivable from Advisor	—	4,190	—
Prepaid and other expenses	15,782	16,306	21,016

Total Assets	11,441,694	3,514,853	100,844,969

Liabilities:
Dividends payable	—	—	—
Payable for investments purchased	—	502,775	2,802,028
Payable for capital shares redeemed	81,384	257,596	3,369,840
Unrealized depreciation on currency contracts	—	—	—
Unrealized depreciation on swap agreements	209,693	—	—
Variation margin on futures contracts	—	—	—
Advisory fees payable	3,936	—	34,310
Management services fees payable	787	—	6,862
Administration fees payable	381	66	1,458
Distribution and service fees payable—Service Class	566	262	12,130
Trustee fees payable	2	—	9
Transfer agency fees payable	2,309	332	7,361
Fund accounting fees payable	618	104	1,999
Compliance services fees payable	58	10	224
Service fees payable	698	211	2,658
Other accrued expenses	15,758	4,103	47,228

Total Liabilities	316,190	765,459	6,286,107

Net Assets	$11,125,504	$2,749,394	$94,558,862

Net Assets consist of:
Capital	$21,330,503	$7,449,215	$84,848,652
Accumulated net investment income (loss)	71,029	(905)	265,912
Accumulated net realized gains (losses) on investments	(10,418,969)	(4,981,336)	3,169,516
Net unrealized appreciation (depreciation) on investments	142,941	282,420	6,274,782

Net Assets	$11,125,504	$2,749,394	$94,558,862

Investor Class:
Net Assets	$10,747,505	$2,607,780	$66,623,714
Shares of Beneficial Interest Outstanding	447,790	136,127	3,297,608
Net Asset Value (offering and redemption price per share)	$24.00	$19.16	$20.20

Service Class:
Net Assets	$377,999	$141,614	$27,935,148
Shares of Beneficial Interest Outstanding	16,282	7,710	1,433,227
Net Asset Value (offering and redemption price per share)	$23.22	$18.37	$19.49

(a)	Investment in Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund	Money Market ProFund

$22,440,451	$906	$42,230,625	$—	$—	$661,049,032	(a)

22,630,516	566	42,223,559	—	—	661,049,032	(a)
23,372,000	19,178,000	505,683,000	85,698,000	12,546,000	—

46,002,516	19,178,566	547,906,559	85,698,000	12,546,000	661,049,032
538	1,782	31,629	356	462	—
—	2,248	45,644	—	—	—
84,578	1,465	38,629	6,546	958	—
46,893,879	136,215	1,409,969	2,025,116	142,839	—
—	—	—	446,590	39,105	—
320,217	—	—	—	—	—
—	73	—	—	—	—
—	—	—	—	—	—
25,653	14,929	40,804	18,110	68,816	107,535

93,327,381	19,335,278	549,473,234	88,194,718	12,798,180	661,156,567

21,902	—	—	—	—	818,556
17,770,297	—	—	—	—	—
1,349,759	115,949	2,622,940	187,712	60,389	—
—	—	—	392,761	61,570
—	97,280	7,111,627	—	—	—
63	—	49,844	—	—	—
16,093	11,045	351,069	56,256	7,410	—
4,828	2,209	70,214	11,251	1,482	176,486
1,025	234	14,868	1,193	157	11,718
5,524	1,752	37,086	4,976	2,218	88,599
6	3	88	14	2	95
6,813	835	52,401	4,305	562	128,422
1,373	314	19,922	1,598	210	5,000
157	72	2,282	11	41	119
2,045	915	37,115	1,515	139	37,740
12,024	9,544	325,456	24,557	—	71,669

19,191,909	240,152	10,694,912	686,149	134,180	1,338,404

$74,135,472	$19,095,126	$538,778,322	$87,508,569	$12,664,000	$659,818,163

$69,593,422	$19,485,444	$706,144,336	$84,531,876	$13,494,639	$659,791,076
22,077	50,827	3,953,552	196,487	20,132	23,868
4,009,754	(343,429)	(164,133,142)	2,726,377	(828,306)	3,219
510,219	(97,716)	(7,186,424)	53,829	(22,465)	—

$74,135,472	$19,095,126	$538,778,322	$87,508,569	$12,664,000	$659,818,163

$53,924,909	$17,125,924	$495,822,278	$81,312,107	$9,695,830	$558,538,346
1,515,128	591,763	26,877,284	2,540,942	344,345	558,518,529
$35.59	$28.94	$18.45	$32.00	$28.16	$1.00

$20,210,563	$1,969,202	$42,956,044	$6,196,462	$2,968,170	$101,279,817
570,425	68,338	2,392,172	194,351	105,767	101,272,397
$35.43	$28.82	$17.96	$31.88	$28.06	$1.00

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended June 30, 2005

(Unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$865,730	$693,027	$216,997	$79,651
Interest	153,628	334,494	378,111	25,234

Total Investment Income	1,019,358	1,027,521	595,108	104,885

Expenses:
Advisory fees	400,979	410,095	239,959	173,011
Management services fees	80,196	82,019	47,992	37,074
Administration fees	16,615	17,470	19,449	9,700
Distribution and service fees—Service Class	121,891	60,897	79,665	44,812
Transfer agency fees	69,024	59,368	25,020	30,123
Administrative services fees	94,840	127,494	109,137	47,209
Registration and filing fees	19,087	19,774	21,500	19,747
Custody fees	26,069	28,520	18,567	9,344
Fund accounting fees	27,122	28,226	14,945	11,398
Trustee fees	668	837	378	331
Compliance services fees	1,401	1,593	990	684
Service fees	6,560	6,977	3,533	2,929
Other fees	32,549	31,775	17,024	13,122

Total Expenses	897,001	875,045	598,159	399,484

Net Investment Income (Loss)	122,357	152,476	(3,051)	(294,599)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,670,471	2,649,824	110,842	2,587,617
Net realized gains (losses) on futures contracts	(335,652)	(74,103)	149,480	(379,990)
Net realized gains (losses) on swap agreements	—	—	1,000,905	—
Change in net unrealized appreciation/depreciation on investments	(5,342,224)	(7,511,224)	(7,460,762)	(11,225,413)

Net Realized and Unrealized Gains (Losses) on Investments	(4,007,405)	(4,935,503)	(6,199,535)	(9,017,786)

Change in Net Assets Resulting from Operations	$(3,885,048)	$(4,783,027)	$(6,202,586)	$(9,312,385)

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$411,253	$159,255	$760,735	$133,862	$181,833	$210,277
1,152	1,440	1,760	1,989	75,573	2,721

412,405	160,695	762,495	135,851	257,406	212,998

148,850	83,863	317,472	116,168	169,218	207,619
29,770	16,773	63,495	23,234	33,844	41,524
5,625	4,257	21,297	7,358	9,097	7,324
59,304	51,700	67,731	84,315	109,012	66,720
30,320	22,973	37,946	35,600	43,410	30,146
16,589	9,602	85,710	14,984	22,733	59,698
14,599	13,118	20,500	15,051	16,345	15,195
24,710	13,738	15,342	17,019	24,125	23,271
9,770	6,847	17,790	10,347	13,062	14,255
223	131	414	234	418	513
435	405	1,229	671	719	626
2,199	1,626	4,586	2,564	3,061	3,460
11,213	8,655	22,807	12,632	15,796	14,953

353,607	233,688	676,319	340,177	460,840	485,304

58,798	(72,993)	86,176	(204,326)	(203,434)	(272,306)

1,237,842	(1,974,715)	2,268,637	(2,079,863)	8,476,327	5,180,707
340	352	7,057	7,057	(717)	(733)
—	—	—	—	—	—
(2,521,607)	231,930	1,572,739	1,072,258	(19,053,763)	(11,805,672)

(1,283,425)	(1,742,433)	3,848,433	(1,000,548)	(10,578,153)	(6,625,698)

$(1,224,627)	$(1,815,426)	$3,934,609	$(1,204,874)	$(10,781,587)	$(6,898,004)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended June 30, 2005

(Unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Investment Income:
Dividends	$303,449	$1,362,367	$482,081	$562,203
Interest	10,567	133,659	308,258	897,840
Foreign tax withholding	(25,187)	—	—	—

Total Investment Income	288,829	1,496,026	790,339	1,460,043

Expenses:
Advisory fees	75,364	644,946	348,232	637,865
Management services fees	15,073	128,990	69,647	127,574
Administration fees	2,468	28,535	21,284	36,250
Distribution and services fees—Service Class	30,920	76,637	47,291	64,496
Transfer agency fees	16,092	97,819	46,015	107,753
Administrative services fees	11,121	162,442	100,134	147,730
Registration and filing fees	17,525	19,345	20,087	22,429
Custody fees	5,586	42,740	23,988	36,339
Fund accounting fees	5,090	40,404	21,491	41,143
Trustee fees	198	952	504	1,060
Compliance services fees	235	2,167	1,377	2,427
Service fees	1,275	10,066	5,385	10,196
Other fees	6,038	50,569	26,539	45,727

Total Expenses	186,985	1,305,612	731,974	1,280,989

Net Investment Income (Loss)	101,844	190,414	58,365	179,054

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	716,509	(31,267,499)	(68,393)	(17,410,862)
Net realized gains (losses) on futures contracts	89,669	34,265,987	2,454,660	(4,195,904)
Net realized gains (losses) on swap agreements	—	(276,347)	(729,558)	(1,197,335)
Change in net unrealized appreciation/depreciation on investments	(3,451,758)	(9,056,041)	1,206,757	(3,346,277)

Net Realized and Unrealized Gains (Losses) on Investments	(2,645,580)	(6,333,900)	2,863,466	(26,150,378)

Change in Net Assets Resulting from Operations	$(2,543,736)	$(6,143,486)	$2,921,831	$(25,971,324)

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$261,586	$663,783	$—	$—	$—	$—
92,705	826,086	144,674	462,430	550,804	377,391
—	—	—	—	—	—

354,291	1,489,869	144,674	462,430	550,804	377,391

113,184	1,518,945	170,422	134,920	157,317	108,791
22,637	303,790	28,404	26,984	31,464	21,758
4,989	73,229	5,674	5,885	4,865	3,952
23,416	124,778	9,627	22,812	21,541	23,914
17,904	231,524	19,933	19,212	19,854	22,925
27,353	394,038	45,309	38,426	56,223	25,664
15,908	27,094	16,066	24,552	13,000	14,883
5,473	36,980	4,609	6,755	9,184	10,389
7,002	91,508	9,132	8,025	10,214	7,678
183	2,354	246	186	202	180
395	5,342	487	433	389	385
1,837	23,888	2,380	2,086	2,615	1,974
15,505	108,186	11,031	10,775	14,269	10,900

255,786	2,941,656	323,320	301,051	341,137	253,393

98,505	(1,451,787)	(178,646)	161,379	209,667	123,998

(661,861)	(1,757,106)	(54,737,830)	(11,475)	(7,405)	(8,076)
(719,891)	(21,399,548)	56,780,005	(212,709)	(586,369)	(108,728)
(959,632)	(19,597,065)	—	80,467	(1,970,552)	1,267,618
(1,579,491)	(49,484,919)	(4,118,647)	407,484	(271,142)	135,851

(3,920,875)	(92,238,638)	(2,076,472)	263,767	(2,835,468)	1,286,665

$(3,822,370)	$(93,690,425)	$(2,255,118)	$425,146	$(2,625,801)	$1,410,663

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended June 30, 2005

(Unaudited)

Statements of Operations, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	1,401,318	115,634	1,768,840	114,899

Total Investment Income	1,401,318	115,634	1,768,840	114,899

Expenses:
Advisory fees	405,334	32,846	494,458	32,793
Management services fees	81,067	6,569	98,892	6,559
Administration fees	19,598	1,270	18,376	1,701
Distribution and service fees—Service Class	49,081	5,125	44,314	2,891
Transfer agency fees	58,082	4,563	79,960	8,492
Administrative services fees	114,516	6,214	119,008	5,650
Registration and filing fees	17,371	14,086	31,052	18,068
Custody fees	11,347	4,014	14,200	4,112
Fund accounting fees	24,359	1,603	30,002	2,543
Trustee fees	564	35	594	60
Compliance services fees	1,410	79	1,465	160
Service fees	6,373	414	7,795	666
Other fees	31,471	2,408	36,631	4,457

Total Gross Expenses before reductions	820,516	79,226	976,747	88,152
Less Expenses reduced by the Advisor	—	(1,272)	—	—

Total Net Expenses	820,516	77,954	976,747	88,152

Net Investment Income (Loss)	580,802	37,680	792,093	26,747

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(37,145)	(4,720)	(34,745)	(12,400)
Net realized gains (losses) on futures contracts	(6,030,660)	(8,280)	(563,540)	(367,058)
Net realized gains (losses) on swap agreements	1,771,310	(1,328,959)	(15,075,839)	(156,005)
Change in net unrealized appreciation/depreciation on investments	2,757,121	(63,745)	(5,790,526)	184,694

Net Realized and Unrealized Gains (Losses) on Investments	(1,539,374)	(1,405,704)	(21,464,650)	(350,769)

Change in Net Assets Resulting from Operations	$(958,572)	$(1,368,024)	$(20,672,557)	$(324,022)

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund

$—	$53,521	$123,466	$769	$48,675	$2,523
2,553,798	12,564	53,828	62,489	17,659	3,468

2,553,798	66,085	177,294	63,258	66,334	5,991

738,284	15,303	62,136	69,709	22,099	4,749
147,657	3,061	12,427	13,942	4,420	950
32,103	471	2,006	5,121	717	148
36,231	4,773	16,753	13,577	6,479	974
111,602	3,127	12,035	15,066	3,475	213
198,672	2,420	12,527	13,666	6,781	196
20,815	13,761	18,000	16,561	14,689	13,250
19,814	10,704	11,607	5,852	14,918	3,512
45,541	1,454	4,424	4,851	2,342	305
1,059	25	131	103	37	2
2,539	38	222	328	67	3
11,888	247	1,051	1,243	398	17
54,931	2,157	6,969	7,985	2,992	267

1,421,136	57,541	160,288	168,004	79,414	24,586
—	(18,513)	(4,491)	—	(22,367)	(12,688)

1,421,136	39,028	155,797	168,004	57,047	11,898

1,132,662	27,057	21,497	(104,746)	9,287	(5,907)

(38,475)	16,750	(1,215,080)	(1,169,525)	(165,697)	(61,030)
6,017,718	—	—	—	—	—
11,394,938	(298,931)	(1,850,553)	(1,092,821)	(59,607)	(50,093)
4,438,300	(328,319)	(768,445)	368,417	(63,527)	(57,945)

21,812,481	(610,500)	(3,834,078)	(1,893,929)	(288,831)	(169,068)

$22,945,143	$(583,443)	$(3,812,581)	$(1,998,675)	$(279,544)	$(174,975)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended June 30, 2005

(Unaudited)

Statements of Operations, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
Investment Income:
Dividends	$63,205	$158,055	$8,597	$4,907
Interest	18,537	89,019	4,915	126,395

Total Investment Income	81,742	247,074	13,512	131,302

Expenses:
Advisory fees	22,131	99,048	6,120	147,677
Management services fees	4,426	19,810	1,224	29,536
Administration fees	1,115	4,470	208	6,197
Distribution and service fees—Service Class	6,403	24,021	306	14,020
Transfer agency fees	5,127	18,301	880	22,762
Administrative services fees	5,206	19,827	797	35,794
Registration and filing fees	13,586	16,805	15,533	17,386
Custody fees	18,031	17,240	8,436	8,410
Fund accounting fees	2,478	6,876	911	8,704
Trustee fees	39	111	8	255
Compliance services fees	98	363	13	468
Services fees	428	1,625	66	2,154
Other fees	3,484	11,384	1,130	15,273

Total Gross Expenses before reductions	82,552	239,881	35,632	308,636
Less Expenses reduced by the Advisor	(26,616)	—	(21,627)	—

Total Net Expenses	55,936	239,881	14,005	308,636

Net Investment Income (Loss)	25,806	7,193	(493)	(177,334)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(192,516)	(540,490)	(255,638)	2,429,271
Net realized gains (losses) on swap agreements	(384,707)	691,222	(33,384)	(5,328,468)
Change in net unrealized appreciation/depreciation on investments	(181,225)	941,049	29,639	(14,096,275)

Net Realized and Unrealized Gains (Losses) on Investments	(758,448)	1,091,781	(259,383)	(16,995,472)

Change in Net Assets Resulting from Operations	$(732,642)	$1,098,974	$(259,876)	$(17,172,806)

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$111,151	$658,288	$159,318	$—	$392,114	$72,633
109,001	387,263	50,649	878,773	85,677	107,238

220,152	1,045,551	209,967	878,773	477,791	179,871

133,985	443,268	58,454	244,106	98,312	123,680
26,797	88,654	11,691	48,821	19,662	24,736
7,329	23,097	2,391	12,430	6,253	6,527
26,108	76,982	7,399	30,735	24,380	19,853
19,805	63,577	11,938	42,333	18,769	22,584
31,749	105,454	12,382	53,169	19,381	32,576
15,738	21,667	14,076	24,042	31,774	15,397
4,865	13,898	6,584	7,067	8,482	10,418
7,659	26,157	4,349	15,254	6,261	8,580
219	621	95	377	156	202
476	1,733	236	984	411	546
1,981	6,892	1,125	4,025	1,571	2,185
12,510	41,402	7,021	24,743	10,909	14,157

289,221	913,402	137,741	508,086	246,321	281,441
—	—	—	—	—	—

289,221	913,402	137,741	508,086	246,321	281,441

(69,069)	132,149	72,226	370,687	231,470	(101,570)

2,283,161	(4,518,428)	(375,614)	—	673,444	(902,303)
743,416	8,624,841	133,432	(8,128,210)	32,995	277,751
(819,150)	10,053,469	(16,481)	857,841	(1,710,223)	(1,434,949)

2,207,427	14,159,882	(258,663)	(7,270,369)	(1,003,784)	(2,059,501)

$2,138,358	$14,292,031	$(186,437)	$(6,899,682)	$(772,314)	$(2,161,071)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended June 30, 2005

(Unaudited)

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	U.S. Government Plus ProFund
Investment Income:
Dividends	$15,696	$50,663	$505,984	$—
Interest	27,819	9,674	114,773	665,933
Expenses	—	—	—	—

Total Investment Income	43,515	60,337	620,757	665,933

Expenses:
Advisory fees	31,538	11,838	135,583	82,287
Management services fees	6,308	2,368	27,117	24,686
Administration fees	2,417	542	10,663	4,957
Distribution and service fees—Service Class	3,141	1,856	63,560	26,046
Transfer agency fees	9,559	2,563	30,856	29,206
Administrative services fees	5,519	3,110	29,806	13,707
Registration and filing fees	13,538	14,076	16,479	21,970
Custody fees	12,475	5,172	8,560	10,525
Fund accounting fees	3,162	933	10,160	7,880
Trustee fees	64	26	219	145
Compliance services fees	189	46	721	401
Service fees	698	211	2,658	2,045
Other fees	4,790	1,748	15,966	11,402

Total Gross Expenses before reductions	93,398	44,489	352,348	235,257
Less Expenses reduced by the Advisor	(19,656)	(16,138)	—	—

Total Net Expenses	73,742	28,351	352,348	235,257

Net Investment Income (Loss)	(30,227)	31,986	268,409	430,676

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(868,041)	92,217	(388,369)	2,355,613
Net realized gains (losses) on futures contracts	—	—	—	38,519
Net realized gains (losses) on swap agreements	(408,854)	(363,917)	2,687,580	2,218,545
Change in net unrealized appreciation/depreciation on investments	78,642	(381,323)	3,821,253	(127,523)

Net Realized and Unrealized Gains (Losses) on Investments	(1,198,253)	(653,023)	6,120,464	4,485,154

Change in Net Assets Resulting from Operations	$(1,228,480)	$(621,037)	$6,388,873	$4,915,830

(a)	Commencement of operations was January 10, 2005.
(b)	Commencement of operations was February 17, 2005.
(c)	Allocated from Scudder Cash Management Portfolio.

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund(a)	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund(b)	Falling U.S. Dollar ProFund(b)	Money Market ProFund

$—	$—	$—	$—	$—
175,228	8,319,810	377,777	82,399	9,230,643	(c)
—	—	—	—	(594,358	)(c)

175,228	8,319,810	377,777	82,399	8,636,285

48,740	2,381,080	99,764	21,992	—
9,748	476,218	19,953	4,398	1,161,020
2,257	104,078	6,694	1,104	79,507
6,275	256,991	12,513	5,847	813,669
5,111	264,194	10,468	774	634,222
15,342	829,978	25,962	1,394	13,253
17,000	30,843	16,250	16,000	80,042
3,877	47,396	3,003	801	540
2,524	142,273	4,555	387	5,145
82	3,641	112	11	3,417
247	7,955	458	39	7,986
915	37,115	1,515	139	37,740
12,283	167,536	14,703	9,381	155,211

124,401	4,749,298	215,950	62,267	2,991,752
—	—	(34,660)	—	—

124,401	4,749,298	181,290	62,267	2,991,752

50,827	3,570,512	196,487	20,132	5,644,533

(946)	(18,125)	2,726,377	(828,306)	3,219	(c)
(13,196)	(2,711,931)	—	—	—

(329,287)	(94,449,435)	—	—	—

(97,716)	6,394,631	53,829	(22,465)	—

(441,145)	(90,784,860)	2,780,206	(850,771)	3,219

$(390,318)	$(87,214,348)	$2,976,693	$(830,639)	$5,647,752

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$122,357	$314,841	$152,476	$(366,236)
Net realized gains (losses) on investments	1,334,819	3,729,631	2,575,721	4,563,181
Change in net unrealized appreciation/depreciation on investments	(5,342,224)	(3,038,669)	(7,511,224)	6,598,926

Change in net assets resulting from operations	(3,885,048)	1,005,803	(4,783,027)	10,795,871

Distributions to Shareholders From:
Net investment income
Investor Class	—	(203,979)	—	—
Service Class	—	(96,090)	—	—
Net realized gains on investments
Investor Class	—	—	—	(204,783)
Service Class	—	—	—	(10,974)

Change in net assets resulting from distributions	—	(300,069)	—	(215,757)

Capital Transactions:
Proceeds from shares issued
Investor Class	416,781,439	806,174,417	410,199,151	517,973,673
Service Class	169,337,393	452,547,713	150,033,149	72,269,484
Dividends reinvested
Investor Class	—	196,427	—	203,211
Service Class	—	85,170	—	10,702
Cost of shares redeemed
Investor Class	(435,054,426)	(820,313,881)	(468,235,909)	(495,824,852)
Service Class	(200,469,205)	(418,958,239)	(123,337,114)	(75,391,423)

Change in net assets resulting from capital transactions	(49,404,799)	19,731,607	(31,340,723)	19,240,795

Change in net assets	(53,289,847)	20,437,341	(36,123,750)	29,820,909
Net Assets:
Beginning of period	157,359,649	136,922,308	135,114,935	105,294,026

End of period	$104,069,802	$157,359,649	$98,991,185	$135,114,935

Accumulated net investment income (loss)	$137,129	$14,772	$133,699	$(18,777)

Share Transactions:
Issued
Investor Class	7,763,438	15,660,123	10,933,154	15,040,442
Service Class	3,363,270	9,311,232	4,123,729	2,168,598
Reinvested
Investor Class	—	3,574	—	6,106
Service Class	—	1,650	—	329
Redeemed
Investor Class	(8,143,859)	(16,138,323)	(12,683,002)	(14,556,757)
Service Class	(3,957,307)	(8,642,611)	(3,390,653)	(2,264,324)

Change in shares	(974,458)	195,645	(1,016,772)	394,394

See accompanying notes to the financial statements.

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$(3,051)	$(482,653)	$(294,599)	$(238,363)	$58,798	$63,076
1,261,227	12,651,167	2,207,627	5,034,946	1,238,182	(993,385)

(7,460,762)	4,269,608	(11,225,413)	(3,286,994)	(2,521,607)	5,404,181

(6,202,586)	16,438,122	(9,312,385)	1,509,589	(1,224,627)	4,473,872

—	—	—	—	—	(37,269)
—	—	—	—	—	(17,987)
					—
—	(1,063,376)	—	—	—	—
—	(375,750)	—	—	—	—

—	(1,439,126)	—	—	—	(55,256)

374,615,795	985,147,735	431,119,299	1,375,507,650	95,476,059	265,253,916
152,314,754	775,366,124	40,436,029	424,112,602	49,254,826	132,939,894

—	607,066	—	—	—	25,888
—	374,366	—	—	—	17,925

(390,882,211)	(1,010,987,565)	(479,866,437)	(1,372,835,964)	(110,328,032)	(259,560,887)
(188,350,325)	(831,827,371)	(81,659,682)	(380,979,222)	(61,393,865)	(120,254,709)

(52,301,987)	(81,319,645)	(89,970,791)	45,805,066	(26,991,012)	18,422,027

(58,504,573)	(66,320,649)	(99,283,176)	47,314,655	(28,215,639)	22,840,643

208,518,816	274,839,465	145,337,692	98,023,037	53,458,881	30,618,238

$150,014,243	$208,518,816	$46,054,516	$145,337,692	$25,243,242	$53,458,881

$30,756	$33,807	$328,311	$622,910	$58,265	$(533)

10,391,300	28,687,083	7,392,791	24,169,826	2,209,876	6,564,020
4,361,661	23,114,826	729,743	7,649,095	1,160,101	3,333,370

—	15,899	—	—	—	586
—	10,175	—	—	—	413

(10,829,128)	(29,666,012)	(8,220,098)	(24,247,362)	(2,563,054)	(6,456,492)
(5,396,577)	(25,117,122)	(1,452,429)	(6,935,191)	(1,445,106)	(3,007,058)

(1,472,744)	(2,955,151)	(1,549,993)	636,368	(638,183)	434,839

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(72,993)	$(38,524)	$86,176	$(6,331)
Net realized gains (losses) on investments	(1,974,363)	(817,391)	2,275,694	6,907,713
Change in net unrealized appreciation/depreciation on investments	231,930	444,846	1,572,739	(282,599)

Change in net assets resulting from operations	(1,815,426)	(411,069)	3,934,609	6,618,783

Distributions to Shareholders From:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	88,624,016	147,435,461	322,865,514	464,412,785
Service Class	78,937,856	55,012,224	79,615,036	150,492,243
Dividends reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(83,254,977)	(145,347,914)	(243,740,561)	(517,855,326)
Service Class	(78,559,545)	(41,824,716)	(101,373,979)	(128,824,488)

Change in net assets resulting from capital transactions	5,747,350	15,275,055	57,366,010	(31,774,786)

Change in net assets	3,931,924	14,863,986	61,300,619	(25,156,003)
Net Assets:
Beginning of period	21,062,987	6,199,001	87,340,370	112,496,373

End of period	$24,994,911	$21,062,987	$148,640,989	$87,340,370

Accumulated net investment income (loss)	$(33,738)	$39,255	$114,271	$28,095

Share Transactions:
Issued
Investor Class	2,397,991	4,068,712	8,356,328	13,249,064
Service Class	2,173,600	1,523,134	2,126,687	4,392,619
Reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(2,257,669)	(4,026,034)	(6,318,800)	(14,913,722)
Service Class	(2,187,820)	(1,168,769)	(2,728,445)	(3,832,176)

Change in shares	126,102	397,043	1,435,770	(1,104,215)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$(204,326)	$(185,353)	$(203,434)	$(341,529)	$(272,306)	$(726,474)
(2,072,806)	(1,286,309)	8,475,610	4,699,716	5,179,974	(472,962)
1,072,258	1,417,020	(19,053,763)	9,484,285	(11,805,672)	9,553,273

(1,204,874)	(54,642)	(10,781,587)	13,842,472	(6,898,004)	8,353,837

—	—	—	(580,019)	—	—
—	—	—	(122,648)	—	—

—	—	—	(702,667)	—	—

101,460,939	151,579,639	163,106,075	654,721,043	177,272,811	579,519,924
103,381,412	82,471,610	89,662,095	216,499,251	55,845,937	149,327,694

—	—	—	557,204	—	—
—	—	—	120,689	—	—

(103,377,232)	(134,385,580)	(285,666,172)	(634,111,664)	(259,875,722)	(498,187,675)
(81,590,174)	(74,314,909)	(88,094,772)	(200,568,652)	(93,744,918)	(117,776,201)

19,874,945	25,350,760	(120,992,774)	37,217,871	(120,501,892)	112,883,742

18,670,071	25,296,118	(131,774,361)	50,357,676	(127,399,896)	121,237,579

31,748,805	6,452,687	187,920,653	137,562,977	146,550,855	25,313,276

$50,418,876	$31,748,805	$56,146,292	$187,920,653	$19,150,959	$146,550,855

$(256,746)	$(52,420)	$(370,720)	$(167,286)	$(589,517)	$(317,211)

3,025,151	4,831,952	4,191,284	18,434,496	4,907,461	17,841,650
3,172,221	2,688,788	2,399,883	6,333,706	1,592,081	4,706,472

—	—	—	13,983	—	—
—	—	—	3,134	—	—

(3,119,466)	(4,343,616)	(7,505,929)	(18,248,462)	(7,329,479)	(15,558,887)
(2,535,207)	(2,437,912)	(2,394,779)	(5,950,969)	(2,718,821)	(3,758,162)

542,699	739,212	(3,309,541)	585,888	(3,548,758)	3,231,073

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$101,844	$(44,441)	$190,414	$565,337
Net realized gains (losses) on investments	806,178	1,622,756	2,722,141	8,682,021
Change in net unrealized appreciation/depreciation on investments	(3,451,758)	2,371,580	(9,056,041)	14,777,491

Change in net assets resulting from operations	(2,543,736)	3,949,895	(6,143,486)	24,024,849

Distributions to Shareholders From:
Net investment income
Investor Class	—	(12,768)	—	(513,715)
Service Class	—	(3,768)	—	(50,178)

Change in net assets resulting from distributions	—	(16,536)	—	(563,893)

Capital Transactions:
Proceeds from shares issued
Investor Class	88,088,875	294,353,092	1,361,271,015	2,114,441,560
Service Class	36,023,851	69,514,286	45,136,953	92,586,570
Dividends reinvested
Investor Class	—	12,360	—	454,269
Service Class	—	3,694	—	43,990
Cost of shares redeemed
Investor Class	(124,209,810)	(277,227,254)	(1,383,824,539)	(2,096,895,751)
Service Class	(45,241,017)	(68,823,025)	(44,914,531)	(89,535,912)

Change in net assets resulting from capital transactions	(45,338,101)	17,833,153	(22,331,102)	21,094,726

Change in net assets	(47,881,837)	21,766,512	(28,474,588)	44,555,682
Net Assets:
Beginning of period	56,248,538	34,482,026	181,405,135	136,849,453

End of period	$8,366,701	$56,248,538	$152,930,547	$181,405,135

Accumulated net investment income (loss)	$101,844	$—	$191,858	$1,444

Share Transactions:
Issued
Investor Class	5,978,769	21,474,315	25,797,107	43,266,482
Service Class	2,367,080	4,893,545	910,234	2,000,798
Reinvested
Investor Class	—	830	—	8,113
Service Class	—	241	—	835
Redeemed
Investor Class	(8,515,157)	(20,371,814)	(26,180,736)	(42,950,617)
Service Class	(3,019,882)	(4,870,192)	(902,813)	(1,950,195)

Change in shares	(3,189,190)	1,126,925	(376,208)	375,416

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$58,365	$(348,426)	$179,054	$(516,515)	$98,505	$80,751
1,656,709	(1,291,091)	(22,804,101)	24,980,881	(2,341,384)	(819,592)
1,206,757	10,347,670	(3,346,277)	11,382,138	(1,579,491)	123,455

2,921,831	8,708,153	(25,971,324)	35,846,504	(3,822,370)	(615,386)

—	—	—	—	—	(54,716)
—	—	—	—	—	(7,163)

—	—	—	—	—	(61,879)

544,421,492	860,420,725	1,104,331,743	2,310,159,535	245,411,835	627,100,669
72,266,540	71,345,441	69,084,100	199,591,585	22,072,908	39,817,127

—	—	—	—	—	38,373
—	—	—	—	—	6,974

(506,248,765)	(838,384,655)	(1,257,815,101)	(2,148,036,769)	(267,156,798)	(610,897,017)
(68,199,642)	(66,635,632)	(86,852,452)	(186,438,681)	(21,873,765)	(41,988,231)

42,239,625	26,745,879	(171,251,710)	175,275,670	(21,545,820)	14,077,895

45,161,456	35,454,032	(197,223,034)	211,122,174	(25,368,190)	13,400,630

97,636,631	62,182,599	361,562,836	150,440,662	54,383,013	40,982,383

$142,798,087	$97,636,631	$164,339,802	$361,562,836	$29,014,823	$54,383,013

$(26,860)	$(85,225)	$223,826	$44,772	$108,001	$9,496

14,986,785	27,593,714	48,986,185	108,397,741	7,769,858	20,601,713
2,073,786	2,355,286	3,236,237	9,821,351	730,111	1,310,880

—	—	—	—	—	1,158
—	—	—	—	—	215

(14,033,820)	(27,179,637)	(55,528,655)	(102,317,448)	(8,450,770)	(20,167,151)
(1,972,037)	(2,281,986)	(4,024,121)	(9,476,428)	(716,674)	(1,407,669)

1,054,714	487,377	(7,330,354)	6,425,216	(667,475)	339,146

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraOTC ProFund		UltraJapan ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(1,451,787)	$(561,408)	$(178,646)	$(736,325)
Net realized gains (losses) on investments	(42,753,719)	33,827,735	2,042,175	(5,909,169)
Change in net unrealized appreciation/depreciation on investments	(49,484,919)	22,426,276	(4,118,647)	676,052

Change in net assets resulting from operations	(93,690,425)	55,692,603	(2,255,118)	(5,969,442)

Capital Transactions:
Proceeds from shares issued
Investor Class	1,423,937,623	3,335,829,799	98,361,139	396,857,653
Service Class	96,181,691	99,946,276	18,056,138	52,313,047
Cost of shares redeemed
Investor Class	(1,513,428,519)	(3,307,597,740)	(120,690,371)	(385,315,008)
Service Class	(103,194,221)	(98,902,915)	(17,407,497)	(51,031,935)

Change in net assets resulting from capital transactions	(96,503,426)	29,275,420	(21,680,591)	12,823,757

Change in net assets	(190,193,851)	84,968,023	(23,935,709)	6,854,315
Net Assets:
Beginning of period	564,773,559	479,805,536	49,989,498	43,135,183

End of period	$374,579,708	$564,773,559	$26,053,789	$49,989,498

Accumulated net investment income (loss)	$(1,451,787)	$—	$(178,646)	$—

Share Transactions:
Issued
Investor Class	66,422,917	156,569,816	2,932,544	11,880,157
Service Class	4,826,471	4,892,372	562,936	1,566,644
Redeemed
Investor Class	(70,484,308)	(156,102,737)	(3,638,175)	(11,815,390)
Service Class	(5,144,785)	(4,924,385)	(551,256)	(1,552,499)

Change in shares	(4,379,705)	435,066	(693,951)	78,912

See accompanying notes to the financial statements.

Bear ProFund		Short Small-Cap ProFund		Short OTC ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$161,379	$(154,113)	$209,667	$(261,742)	$123,998	$(143,846)
(143,717)	(5,671,436)	(2,564,326)	(9,165,079)	1,150,814	(12,071,435)
407,484	106,301	(271,142)	(49,325)	135,851	312,916

425,146	(5,719,248)	(2,625,801)	(9,476,146)	1,410,663	(11,902,365)

120,257,793	282,524,342	274,600,132	798,793,720	355,196,485	820,996,723
86,892,610	104,693,886	65,317,836	249,167,598	69,454,618	897,456,459

(121,125,101)	(274,176,191)	(259,829,431)	(812,915,928)	(339,294,306)	(822,147,530)
(84,296,666)	(107,197,165)	(58,865,760)	(255,054,234)	(68,094,670)	(891,356,332)

1,728,636	5,844,872	21,222,777	(20,008,844)	17,262,127	4,949,320

2,153,782	125,624	18,596,976	(29,484,990)	18,672,790	(6,953,045)

27,889,770	27,764,146	10,851,503	40,336,493	7,710,404	14,663,449

$30,043,552	$27,889,770	$29,448,479	$10,851,503	$26,383,194	$7,710,404

$161,379	$—	$210,707	$1,040	$168,839	$44,841

3,801,050	8,432,916	12,707,406	33,827,943	17,730,041	39,259,434
2,875,663	3,247,234	3,151,410	10,836,060	3,535,562	42,450,041

(3,834,285)	(8,246,285)	(12,120,359)	(34,655,650)	(16,887,593)	(39,500,387)
(2,788,673)	(3,343,970)	(2,833,671)	(11,132,182)	(3,496,113)	(42,491,547)

53,755	89,895	904,786	(1,123,829)	881,897	(282,459)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraBear ProFund		UltraShort Mid-Cap ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period January 30, 2004(a) through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$580,802	$(317,763)	$37,680	$(40,902)
Net realized gains (losses) on investments	(4,296,495)	(33,160,664)	(1,341,959)	(3,471,626)
Change in net unrealized appreciation/depreciation on investments	2,757,121	3,285,246	(63,745)	(135,732)

Change in net assets resulting from operations	(958,572)	(30,193,181)	(1,368,024)	(3,648,260)

Capital Transactions:
Proceeds from shares issued
Investor Class	530,934,370	1,097,020,620	110,429,074	290,158,795
Service Class	43,933,394	108,089,951	18,127,364	11,386,077
Cost of shares redeemed adjustment
Investor Class	(503,077,218)	(1,086,868,934)	(106,659,560)	(283,366,300)
Service Class	(40,985,538)	(104,053,661)	(17,750,219)	(10,534,040)

Change in net assets resulting from capital transactions	30,805,008	14,187,976	4,146,659	7,644,532

Change in net assets	29,846,436	(16,005,205)	2,778,635	3,996,272
Net Assets:
Beginning of period	84,762,146	100,767,351	3,996,272	—

End of period	$114,608,582	$84,762,146	$6,774,907	$3,996,272

Accumulated net investment income (loss)	$580,802	$—	$40,950	$3,270

Share Transactions:
Issued
Investor Class	26,795,069	49,248,679	4,931,168	10,153,709
Service Class	2,184,164	4,708,461	798,488	414,502
Redeemed
Investor Class	(25,490,971)	(49,116,460)	(4,785,067)	(9,992,775)
Service Class	(2,095,801)	(4,635,661)	(794,114)	(393,165)

Change in shares	1,392,461	205,019	150,475	182,271

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund		UltraShort Dow 30 ProFund		UltraShort OTC ProFund
For the six months ended June 30, 2005 (Unaudited)	For the period January 30, 2004(a) through December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period July 22, 2004(a) through December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$792,093	$(101,203)	$26,747	$(6,163)	$1,132,662	$(319,365)
(15,674,124)	(32,903,382)	(535,463)	(760,237)	17,374,181	(59,432,347)
(5,790,526)	(552,052)	184,694	(4,401)	4,438,300	2,451,940

(20,672,557)	(33,556,637)	(324,022)	(770,801)	22,945,143	(57,299,772)

1,058,438,628	1,056,668,754	141,349,213	89,582,229	1,171,325,304	2,278,351,765
92,269,965	123,447,290	14,358,387	5,985,104	57,533,305	72,152,794

(963,609,135)	(1,013,065,697)	(131,494,025)	(86,310,186)	(1,112,840,014)	(2,223,594,475)
(89,886,986)	(116,493,976)	(14,440,245)	(5,420,373)	(55,842,557)	(74,045,979)

97,212,472	50,556,371	9,773,330	3,836,774	60,176,038	52,864,105

76,539,915	16,999,734	9,449,308	3,065,973	83,121,181	(4,435,667)

16,999,734	—	3,065,973	—	123,965,236	128,400,903

$93,539,649	$16,999,734	$12,515,281	$3,065,973	$207,086,417	$123,965,236

$814,151	$22,058	$26,702	$(45)	$1,132,662	$—

43,350,336	35,411,302	5,329,124	3,077,471	63,589,995	111,422,754
3,746,314	3,935,114	528,653	212,301	2,964,182	3,338,413

(39,944,837)	(34,685,226)	(4,987,743)	(2,977,463)	(60,350,369)	(109,540,806)
(3,694,508)	(3,880,138)	(535,140)	190,546	(2,869,479)	(3,515,258)

3,457,305	781,052	334,894	121,763	3,334,329	1,705,103

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$27,057	$69,014	$21,497	$(41,007)
Net realized gains (losses) on investments	(282,181)	(97,417)	(3,065,633)	(1,503,380)
Change in net unrealized appreciation/depreciation on investments	(328,319)	334,674	(768,445)	(768,404)

Change in net assets resulting from operations	(583,443)	306,271	(3,812,581)	(2,312,791)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(45,572)	—	—
Service Class	—	(22,064)	—	—

Change in net assets resulting from distributions	—	(67,636)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	23,933,512	88,497,141	74,566,064	143,663,880
Service Class	1,726,948	19,796,742	21,204,250	23,097,112
Dividends reinvested
Investor Class	—	41,691	—	—
Service Class	—	21,100	—	—
Cost of shares redeemed
Investor Class	(26,050,164)	(85,149,689)	(76,640,902)	(167,087,474)
Service Class	(3,381,532)	(18,692,990)	(20,918,297)	(29,550,652)

Change in net assets resulting from capital transactions	(3,771,236)	4,513,995	(1,788,885)	(29,877,134)

Change in net assets	(4,354,679)	4,752,630	(5,601,466)	(32,189,925)
Net Assets:
Beginning of period	7,265,941	2,513,311	12,005,335	44,195,260

End of period	$2,911,262	$7,265,941	$6,403,869	$12,005,335

Accumulated net investment income (loss)	$26,932	$(125)	$31,179	$9,682

Share Transactions:
Issued
Investor Class	647,494	2,511,150	1,951,146	4,366,548
Service Class	45,378	541,285	561,805	695,291
Reinvested
Investor Class	—	1,059	—	—
Service Class	—	523	—	—
Redeemed
Investor Class	(708,027)	(2,425,423)	(2,071,888)	(5,168,053)
Service Class	(88,807)	(518,490)	(564,092)	(909,168)

Change in shares	(103,962)	110,104	(123,029)	(1,015,382)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund		Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period January 30, 2004(a) through December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period January 30, 2004(a) through December 31, 2004

$(104,746)	$(252,785)	$9,287	$23,095	$(5,907)	$(8,976)
(2,262,346)	(302,000)	(225,304)	(168,073)	(111,123)	(16,127)

368,417	846,444	(63,527)	143,323	(57,945)	75,776

(1,998,675)	291,659	(279,544)	(1,655)	(174,975)	50,673

—	—	—	(20,761)	—	—
—	—	—	(972)	—	—

—	—	—	(21,733)	—	—

94,831,172	147,467,532	25,072,921	77,594,264	11,118,282	37,200,979
35,239,347	21,386,021	6,336,619	8,735,094	3,205,423	3,560,131

—	—	—	20,553	—	—
—	—	—	934	—	—

(101,647,998)	(129,615,835)	(28,768,492)	(71,393,161)	(12,797,315)	(34,928,083)
(32,932,428)	(17,804,135)	(6,441,594)	(8,398,091)	(3,328,643)	(3,377,027)

(4,509,907)	21,433,583	(3,800,546)	6,559,593	(1,802,253)	2,456,000

(6,508,582)	21,725,242	(4,080,090)	6,536,205	(1,977,228)	2,506,673

31,384,468	9,659,226	6,536,205	—	2,506,673	—

$24,875,886	$31,384,468	$2,456,115	$6,536,205	$529,445	$2,506,673

$(162,036)	$(57,290)	$11,374	$2,087	$(6,633)	$(726)

2,247,879	3,479,715	741,671	2,417,986	348,230	1,212,995
850,263	526,438	191,342	273,914	100,468	119,069

—	—	—	604	—	—
—	—	—	28	—	—

(2,416,186)	(3,114,636)	(854,656)	(2,234,174)	(401,968)	(1,144,191)
(796,924)	(452,240)	(196,283)	(265,506)	(103,834)	(113,878)

(114,968)	439,277	(117,926)	192,852	(57,104)	73,995

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$25,806	$988	$7,193	$(66,746)
Net realized gains (losses) on investments	(577,223)	(689,968)	150,732	(1,267,310)
Change in net unrealized appreciation/depreciation on investments	(181,225)	197,175	941,049	504,653

Change in net assets resulting from operations	(732,642)	(491,805)	1,098,974	(829,403)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(4,620)	—	—
Service Class	—	(1,203)	—	—

Change in net assets resulting from distributions	—	(5,823)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	28,105,911	104,612,876	115,451,742	125,383,142
Service Class	5,834,784	14,562,655	29,281,284	15,141,116
Dividends reinvested
Investor Class	—	3,718	—	—
Service Class	—	318	—	—
Cost of shares redeemed
Investor Class	(26,892,941)	(101,451,024)	(102,787,189)	(118,444,146)
Service Class	(6,238,269)	(15,723,986)	(26,608,649)	(13,812,588)

Change in net assets resulting from capital transactions	809,485	2,004,557	15,337,188	8,267,524

Change in net assets	76,843	1,506,929	16,436,162	7,438,121
Net Assets:
Beginning of period	7,275,235	5,768,306	12,981,854	5,543,733

End of period	$7,352,078	$7,275,235	$29,418,016	$12,981,854

Accumulated net investment income (loss)	$9,318	$(16,488)	$1,100	$(6,093)

Share Transactions:
Issued
Investor Class	1,140,753	4,338,355	7,951,554	8,815,990
Service Class	241,424	638,209	2,136,660	1,094,373
Reinvested
Investor Class	—	143	—	—
Service Class	—	13	—	—
Redeemed
Investor Class	(1,099,143)	(4,258,974)	(7,071,182)	(8,371,181)
Service Class	(266,454)	(693,721)	(1,935,676)	(1,018,655)

Change in shares	16,580	24,025	1,081,356	520,527

(a)	Commencement of operations

See accompanying notes to the financial statements.

Industrials UltraSector ProFund		Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund
For the six months ended June 30, 2005 (Unaudited)	For the period January 30, 2004(a) through December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$(493)	$(43,319)	$(177,334)	$(645,877)	$(69,069)	$(341,068)
(289,022)	(3,611,912)	(2,899,197)	(2,798,778)	3,026,577	14,657,965

29,639	(16,020)	(14,096,275)	13,302,333	(819,150)	5,690,201

(259,876)	(3,671,251)	(17,172,806)	9,857,678	2,138,358	20,007,098

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

9,955,155	166,200,443	162,069,497	516,528,227	72,040,741	314,984,876
310,133	8,812,971	11,216,904	35,824,451	3,426,438	38,286,897

—	—	—	—	—	—
—	—	—	—	—	—

(11,379,471)	(160,020,180)	(214,190,396)	(456,233,015)	(103,797,079)	(275,658,196)
(319,945)	(8,539,237)	(26,949,646)	(19,577,315)	(11,116,443)	(27,577,095)

(1,434,128)	6,453,997	(67,853,641)	76,542,348	(39,446,343)	50,036,482

(1,694,004)	2,782,746	(85,026,447)	86,400,026	(37,307,985)	70,043,580

2,782,746	—	121,306,522	34,906,496	79,779,545	9,735,965

$1,088,742	$2,782,746	$36,280,075	$121,306,522	$42,471,560	$79,779,545

$(3,560)	$(3,067)	$(399,098)	$(221,764)	$(196,505)	$(127,436)

289,176	5,319,073	2,445,433	7,741,017	3,862,234	21,638,502
9,119	281,189	174,876	531,240	194,377	2,685,842

—	—	—	—	—	—
—	—	—	—	—	—

(333,287)	(5,243,273)	(3,197,054)	(7,003,559)	(5,757,464)	(18,761,820)
(9,446)	(279,214)	(407,217)	(313,797)	(664,101)	(2,011,659)

(44,438)	77,775	(983,962)	954,901	(2,364,954)	3,550,865

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil & Gas UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$132,149	$(96,550)	$72,226	$(14,865)
Net realized gains (losses) on investments	4,106,413	3,725,040	(242,182)	(2,037,548)
Change in net unrealized appreciation/depreciation on investments	10,053,469	5,231,189	(16,481)	136,600

Change in net assets resulting from operations	14,292,031	8,859,679	(186,437)	(1,915,813)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	(909,813)	—	—
Service Class	—	(227,064)	—	—
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(1,136,877)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	414,494,950	404,516,255	56,796,608	102,424,401
Service Class	67,137,375	65,015,259	9,030,271	17,028,825
Dividends reinvested
Investor Class	—	828,867	—	—
Service Class	—	162,951	—	—
Cost of shares redeemed
Investor Class	(329,296,162)	(404,674,280)	(59,428,956)	(94,745,692)
Service Class	(64,608,701)	(59,818,277)	(8,708,221)	(16,779,026)

Change in net assets resulting from capital transactions	87,727,462	6,030,775	(2,310,298)	7,928,508

Change in net assets	102,019,493	13,753,577	(2,496,735)	6,012,695
Net Assets:
Beginning of period	55,462,328	41,708,751	15,134,281	9,121,586

End of period	$157,481,821	$55,462,328	$12,637,546	$15,134,281

Accumulated net investment income (loss)	$151,684	$19,535	$89,552	$17,326

Share Transactions:
Issued
Investor Class	15,115,950	21,546,227	5,781,325	9,387,443
Service Class	2,577,588	3,536,480	938,037	1,557,155
Reinvested
Investor Class	—	37,152	—	—
Service Class	—	7,636	—	—
Redeemed
Investor Class	(12,193,370)	(22,006,952)	(6,066,099)	(8,615,893)
Service Class	(2,505,333)	(3,295,559)	(909,518)	(1,564,415)

Change in shares	2,994,835	(175,016)	(256,255)	764,290

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$370,687	$(78,795)	$231,470	$897,910	$(101,570)	$(426,660)
(8,128,210)	(12,201,844)	706,439	(7,877,505)	(624,552)	(13,728,155)
857,841	1,187,792	(1,710,223)	4,645,303	(1,434,949)	(2,588,307)

(6,899,682)	(11,092,847)	(772,314)	(2,334,292)	(2,161,071)	(16,743,122)

—	—	—	(853,835)	—	—
—	—	—	(276,239)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(165,340)	—	—
—	—	—	(53,653)	—	—

—	—	—	(1,349,067)	—	—

235,659,347	444,675,049	218,761,134	801,828,934	172,763,430	297,982,136
56,354,919	78,973,894	76,521,514	164,082,436	24,987,480	31,976,183

—	—	—	947,225	—	—
—	—	—	321,884	—	—

(186,339,966)	(442,551,773)	(225,936,576)	(768,208,880)	(174,949,071)	(294,285,531)
(55,643,208)	(77,911,249)	(76,352,537)	(165,992,330)	(22,229,048)	(31,503,465)

50,031,092	3,185,921	(7,006,465)	32,979,269	572,791	4,169,323

43,131,410	(7,906,926)	(7,778,779)	29,295,910	(1,588,280)	(12,573,799)

51,833,950	59,740,876	53,652,329	24,356,419	36,259,962	48,833,761

$94,965,360	$51,833,950	$45,873,550	$53,652,329	$34,671,682	$36,259,962

$428,872	$58,185	$(332,419)	$(782,882)	$(181,227)	$(79,657)

8,890,928	15,240,839	6,311,353	27,502,004	9,291,756	14,304,135
2,239,971	2,754,797	2,122,901	5,427,803	1,344,711	1,550,628

—	—	—	29,554	—	—
—	—	—	10,064	—	—

(7,106,572)	(15,177,068)	(6,596,724)	(26,849,391)	(9,520,792)	(14,092,403)
(2,199,669)	(2,741,732)	(2,115,362)	(5,583,806)	(1,222,006)	(1,523,158)

1,824,658	76,836	(277,832)	536,228	(106,331)	239,202

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(30,227)	$60,206	$31,986	$60,955
Net realized gains (losses) on investments	(1,276,895)	1,452,956	(271,700)	890,340
Change in net unrealized appreciation/depreciation on investments	78,642	(1,500,170)	(381,323)	174,358

Change in net assets resulting from operations	(1,228,480)	12,992	(621,037)	1,125,653

Distributions to Shareholders From:
Net investment income
Investor Class	—	(45,719)	—	(49,867)
Service Class	—	(14,298)	—	(12,969)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(60,017)	—	(62,836)

Capital Transactions:
Proceeds from shares issued
Investor Class	34,575,413	78,488,362	28,913,766	88,319,514
Service Class	3,014,637	10,642,633	968,171	15,557,884
Dividends reinvested
Investor Class	—	41,935	—	44,579
Service Class	—	11,021	—	12,297
Cost of shares redeemed
Investor Class	(33,559,981)	(74,540,944)	(33,574,290)	(86,117,675)
Service Class	(5,906,128)	(7,741,292)	(2,672,649)	(15,364,732)

Change in net assets resulting from capital transactions	(1,876,059)	6,901,715	(6,365,002)	2,451,867

Change in net assets	(3,104,539)	6,854,690	(6,986,039)	3,514,684
Net Assets:
Beginning of period	14,230,043	7,375,353	9,735,433	6,220,749

End of period	$11,125,504	$14,230,043	$2,749,394	$9,735,433

Accumulated net investment income (loss)	$71,029	$101,256	$(905)	$(32,891)

Share Transactions:
Issued
Investor Class	1,426,747	3,082,829	1,530,083	4,686,240
Service Class	128,858	418,725	53,251	860,243
Reinvested
Investor Class	—	1,575	—	2,127
Service Class	—	426	—	609
Redeemed
Investor Class	(1,383,966)	(2,922,385)	(1,764,703)	(4,596,481)
Service Class	(245,833)	(312,967)	(145,649)	(849,320)

Change in shares	(74,194)	268,203	(327,018)	103,418

(a)	Commencement of operations

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		U.S. Government Plus ProFund		Rising Rates Opportunity 10 ProFund
For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the period January 10, 2005(a) through June 30, 2005 (Unaudited)

$268,409	$142,176	$430,676	$811,087	$50,827
2,299,211	3,351,404	4,612,677	3,393,095	(343,429)

3,821,253	1,473,812	(127,523)	577,189	(97,716)

6,388,873	4,967,392	4,915,830	4,781,371	(390,318)

—	(94,320)	(378,681)	(712,848)	—
—	(43,348)	(52,892)	(93,740)	—

—	—	—	(1,896,791)	—
—	—	—	(119,361)	—

—	(137,668)	(431,573)	(2,822,740)	—

209,498,847	209,871,736	929,387,869	1,539,238,207	70,481,202
55,221,965	43,984,022	96,532,123	100,733,059	11,492,690

—	84,563	372,175	2,559,594	—
—	33,671	45,742	184,508	—

(161,562,555)	(210,791,876)	(904,237,429)	(1,526,147,398)	(53,063,289)
(35,058,030)	(42,820,739)	(81,776,275)	(97,239,315)	(9,425,159)

68,100,227	361,377	40,324,205	19,328,655	19,485,444

74,489,100	5,191,101	44,808,462	21,287,286	19,095,126

20,069,762	14,878,661	29,327,010	8,039,724	—

$94,558,862	$20,069,762	$74,135,472	$29,327,010	$19,095,126

$265,912	$(2,497)	$22,077	$22,974	$50,827

11,386,190	14,520,137	28,054,729	48,458,848	2,370,057
3,068,544	3,143,819	2,881,029	3,160,312	384,990

—	4,980	11,191	81,817	—
—	2,046	1,392	5,872	—

(8,938,184)	(14,648,599)	(27,312,269)	(47,990,177)	(1,778,294)
(1,987,500)	(2,980,145)	(2,478,203)	(3,045,597)	(316,652)

3,529,050	42,238	1,157,869	671,075	660,101

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the period February 17, 2005(a) through June 30, 2005 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,570,512	$(1,032,273)	$196,487
Net realized gains (losses) on investments	(97,179,491)	(56,855,522)	2,726,377
Change in net unrealized appreciation/depreciation on investments	6,394,631	(15,193,310)	53,829

Change in net assets resulting from operations	(87,214,348)	(73,081,105)	2,976,693

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	825,896,112	1,995,313,315	175,179,034
Service Class	97,619,049	267,293,784	26,198,004
Dividends reinvested
Investor Class	—	—	—
Service Class	—	—	—
Cost of shares redeemed
Investor Class	(872,799,162)	(1,547,976,585)	(96,574,699)
Service Class	(107,075,800)	(220,175,395)	(20,270,463)

Change in net assets resulting from capital transactions	(56,359,801)	494,455,119	84,531,876

Change in net assets	(143,574,149)	421,374,014	87,508,569
Net Assets:
Beginning of period	682,352,471	260,978,457	—

End of period	$538,778,322	$682,352,471	$87,508,569

Accumulated net investment income (loss)	$3,953,552	$383,040	$196,487

Share Transactions:
Issued
Investor Class	41,147,234	87,852,916	5,653,225
Service Class	5,012,740	11,921,398	846,263
Reinvested
Investor Class	—	—	—
Service Class	—	—	—
Redeemed
Investor Class	(43,807,841)	(68,485,767)	(3,112,283)
Service Class	(5,497,096)	(9,918,836)	(651,912)

Change in shares	(3,144,963)	21,369,711	2,735,293

(a)	Commencement of operations

See accompanying notes to the financial statements.

Falling U.S. Dollar ProFund	Money Market ProFund
For the period February 17, 2005(a) through June 30, 2005 (Unaudited)	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

$20,132	$5,644,533	$2,930,380
(828,306)	3,219	436
(22,465)	—	—

(830,639)	5,647,752	2,930,816

—	(4,884,909)	(2,813,258)
—	(759,710)	(117,129)

—	(5,644,619)	(2,930,387)

35,180,034	5,421,305,357	10,524,880,918
7,225,901	1,662,813,990	4,361,150,845

—	4,433,905	2,505,189
—	686,675	88,146

(24,844,169)	(5,314,359,698)	(10,479,163,747)
(4,067,127)	(1,625,078,077)	(4,403,702,393)

13,494,639	149,802,152	5,758,958

12,664,000	149,805,285	5,759,387

—	510,012,878	504,253,491

$12,664,000	$659,818,163	$510,012,878

$20,132	$23,868	$23,954

1,189,896	5,421,305,890	10,524,879,029
241,685	1,662,813,358	4,361,152,643

—	4,433,905	2,505,189
—	686,675	88,146

(845,551)	(5,314,359,698)	(10,479,163,747)
(135,918)	(1,625,078,077)	(4,403,702,393)

450,112	149,802,053	5,758,867

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$54.88	0.12	(1.00)	(0.88)	—	—	—	$54.00	(1.60	)%(e)	1.45%	1.45%	0.46%	$85,881	153	%(e)
Year Ended December 31, 2004	$50.43	0.24	4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)	10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)	(13.43)	(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Year Ended December 31, 2001	$63.09	(0.04)	(9.61)	(9.65)	—	—	—	$53.44	(15.30)%		2.03%	1.89%	(0.08)%	$9,848	3,058%
Year Ended December 31, 2000	$73.20	0.57	(9.70)	(9.13)	—	(0.98)	(0.98)	$63.09	(12.48)%		1.54%	1.54%	0.81%	$19,979	3,603%
Mid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$37.55	0.07	1.07 (f)	1.14	—	—	—	$38.69	3.04	%(e)	1.49%	1.49%	0.39%	$68,677	284	%(e)
Year Ended December 31, 2004	$32.87	(0.12)	4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)	8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)	(5.60)	(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
September 4, 2001 through December 31, 2001(g)	$30.00	(0.05)	0.68	0.63	—	(0.13)	(0.13)	$30.50	2.12	%(e)	7.49%	1.95%	(0.53)%	$2,904	1,907	%(e)
Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$38.05	0.02	(0.96)	(0.94)	—	—	—	$37.11	(2.47	)%(e)	1.62%	1.62%	0.24%	$135,185	281	%(e)
Year Ended December 31, 2004	$32.72	(0.06)	5.65	5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
September 4, 2001 through December 31, 2001(g)	$30.00	(0.02)	1.01	0.99	—	(0.01)	(0.01)	$30.98	3.32	%(e)	1.95%	1.95%	(0.19)%	$28,222	95	%(e)
OTC ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$62.52	(0.29)	(4.98)	(5.27)	—	—	—	$57.25	(8.43	)%(e)	1.44%	1.44%	(1.01)%	$39,289	267	%(e)
Year Ended December 31, 2004	$57.01	(0.05)	5.56	5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.80)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Year Ended December 31, 2001	$94.85	(1.06)	(28.66)	(29.72)	—	—	—	$65.13	(31.33)%		2.40%	1.91%	(1.48)%	$5,524	5,388%
August 7, 2000 through December 31, 2000(g)	$150.00	(2.40)	(52.75)	(55.15)	—	—	—	$94.85	(36.77	)%(e)	1.60%	1.60%	(4.83)%	$2,781	632	%(e)
Large-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$44.14	0.13	(0.57)	(0.44)	—	—	—	$43.70	(1.00	)%(e)	1.48%	1.48%	0.60%	$21,362	311	%(e)
Year Ended December 31, 2004	$39.12	0.19	4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(g)	$30.00	0.07	1.09	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(e)	1.53%	1.53%	0.83%	$51,255	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$37.62	(0.03)	(1.08)	(1.11)	—		—	—	$36.51	(2.95	)%(e)	1.63%	1.63%	(0.19)%	$10,367	691	%(e)
Year Ended December 31, 2004	$36.38	(0.02)	1.26 (d)	1.24	—		—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03	6.87	—		(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	0.48	0.49	—		(0.01)	(0.01)	$30.48	1.62	%(e)	1.52%	1.52%	0.18%	$28,630	180	%(e)
Mid-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$38.92	0.07	1.21	1.28	—		—	—	$40.20	3.29	%(e)	1.44%	1.44%	0.36%	$137,019	283	%(e)
Year Ended December 31, 2004	$33.39	0.06	5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02	8.59	8.61	—	(g)	—	— (g)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)	(3.91)	(4.03)	—		—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	(0.23)	(0.28)	—		(0.91)	(0.91)	$28.81	(0.88	)%(e)	2.61%	1.95%	(0.51)%	$3,576	1,400	%(e)
Mid-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.63	(0.13)	1.00 (d)	0.87	—		—	—	$34.50	2.59	%(e)	1.65%	1.65%	(0.77)%	$19,821	517	%(e)
Year Ended December 31, 2004	$30.25	(0.32)	3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)	6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)	(6.64)	(7.01)	—		—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.22	1.07	—		(0.19)	(0.19)	$30.88	3.56	%(e)	1.95%	1.95%	(1.54)%	$6,086	1,062	%(e)
Small-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$39.85	(0.08)	0.25 (d)	0.17	—		—	—	$40.02	0.43	%(e)	1.56%	1.56%	(0.42)%	$23,923	339	%(e)
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—		(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77	8.60	—		(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)	(5.56)	—		—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.39	0.34	—		(0.17)	(0.17)	$30.17	1.15	%(e)	2.00%	1.95%	(0.52)%	$13,284	962	%(e)
Small-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.28	(0.13)	0.51 (d)	0.38	—		—	—	$36.66	1.05	%(e)	1.51%	1.51%	(0.74)%	$15,400	293	%(e)
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—		—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07	7.78	—		(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)	(6.05)	—		(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.30	1.15	—		(0.35)	(0.35)	$30.80	3.87	%(e)	2.94%	1.92%	(1.57)%	$9,605	1,020	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (c)
Europe 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$14.88	0.10	(0.31)	(0.21)	—	—	—	$14.67	(1.41	)%(d)	1.55%	1.55%	1.32%	$5,425	267	%(d)
Year Ended December 31, 2004	$12.97	0.02	1.89	1.91	— (e)	—	— (e)	$14.88	14.76%		1.56%	1.56%	0.12%	$43,254	742%
Year Ended December 31, 2003	$9.43	0.06	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%	1.78%	0.52%	$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		2.34%	1.95%	0.93%	$8,184	2,892%
Year Ended December 31, 2001	$22.65	— (e)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		4.17%	2.75%	0.02%	$5,923	11,239%
Year Ended December 31, 2000	$40.99	(0.07)	(13.77)	(13.84)	(0.02)	(4.48)	(4.50)	$22.65	(33.55)%		4.07%	2.53%	(0.20)%	$2,262	2,381%
UltraBull ProFund(f)
Six Months Ended June 30, 2005 (Unaudited)	$55.82	0.08	(2.65)	(2.57)	—	—	—	$53.25	(4.59	)%(d)	1.43%	1.43%	0.31%	$135,541	347	%(d)
Year Ended December 31, 2004	$47.52	0.22	8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%	1.44%	0.44%	$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)	16.95	16.88	—	—	—	$47.52	55.09%		1.70%	1.70%	(0.18)%	$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		1.95%	1.95%	(0.47)%	$65,467	1,770%
Year Ended December 31, 2001	$84.30	(0.28)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		1.93%	1.93%	(0.43)%	$60,956	1,377%
Year Ended December 31, 2000	$118.35	0.50	(34.00)	(33.50)	(0.20)	(0.35)	(0.55)	$84.30	(28.33)%		1.44%	1.44%	0.49%	$80,340	1,111%
UltraMid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.84	0.04	1.73	1.77	—	—	—	$38.61	4.80	%(d)	1.47%	1.47%	0.23%	$127,342	186	%(d)
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)	11.88	11.72	—	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		2.08%	1.95%	(0.78)%	$15,358	2,174%
Year Ended December 31, 2001	$33.00	(0.15)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		2.07%	1.95%	(0.52)%	$33,812	2,125%
February 7, 2000 through December 31, 2000(g)	$30.00	0.14	2.86	3.00	—	—	—	$33.00	10.00	%(d)	1.75%	1.60%	0.46%	$34,622	2,468	%(d)
UltraSmall-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$25.46	0.03	(1.69)	(1.66)	—	—	—	$23.80	(6.52	)%(d)	1.43%	1.43%	0.29%	$153,624	218	%(d)
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)	9.74	9.67	—	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		1.95%	1.95%	(0.54)%	$26,286	2,196%
Year Ended December 31, 2001	$20.77	(0.01)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		2.15%	1.95%	(0.05)%	$73,105	3,221%
February 7, 2000 through December 31, 2000(g)	$30.00	0.09	(9.32)	(9.23)	—	—	—	$20.77	(30.77	)%(d)	1.89%	1.54%	0.39%	$20,847	3,345	%(d)
UltraDow 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.00	0.13	(3.49)	(3.36)	—	—	—	$29.64	(10.18	)%(d)	1.54%	1.54%	0.81%	$22,118	148	%(d)
Year Ended December 31, 2004	$31.29	0.14	1.60 (h)	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%	1.49%	0.45%	$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%	1.88%	(0.08)%	$31,023	1,798%
June 3, 2002 through December 31, 2002(g)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(d)	2.47%	1.95%	0.37%	$3,963	844	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	Period from commencement of operations.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$25.20	(0.07)	(4.37)	(4.44)	—	—	—	$20.76	(17.62	)%(e)	1.39%	1.39%	(0.66)%	$352,492	75	%(e)
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%	1.37%	(0.14)%	$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%	1.56%	(1.23)%	$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%	1.78%	(1.49)%	$187,841	522%
Year Ended December 31, 2001	$114.10	(0.50)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)%		1.80%	1.80%	(1.06)%	$353,565	622%
Year Ended December 31, 2000	$494.40	(0.85)	(361.75)	(362.60)	—	(17.70)	(17.70)	$114.10	(73.70)%		1.33%	1.33%	(0.22)%	$421,434	801%
UltraJapan ProFund(f)
Six Months Ended June 30, 2005 (Unaudited)	$33.92	(0.15)	(0.33)	(0.48)	—	—	—	$33.44	(1.42	)%(e)	1.66%	1.66%	(0.89)%	$24,227	—	(e)
Year Ended December 31, 2004	$30.91	(0.41)	3.42 (g)	3.01	—	—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—	(h)
Year Ended December 31, 2001	$65.75	0.19	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)%		2.46%	1.95%	0.39%	$2,697	1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	2.90	(82.95)	(80.05)	(4.20)	—	(4.20)	$65.75	(53.44	)%(e)	2.31%	1.59%	2.99%	$1,050	1,300	%(e)
Bear ProFund(j)
Six Months Ended June 30, 2005 (Unaudited)	$30.82	0.16	0.50	0.66	—	—	—	$31.48	2.14	%(e)	1.55%	1.55%	1.02%	$26,150	—	(e)
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—	(h)
Year Ended December 31, 2001	$32.75	0.52	4.16	4.68	—	—	—	$37.43	14.29%		1.96%	1.88%	1.41%	$8,498	1,299%
Year Ended December 31, 2000	$30.18	1.09	3.84	4.93	(2.36)	—	(2.36)	$32.75	16.41%		2.19%	1.84%	3.43%	$8,889	1,299%
Short Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$20.23	0.12	0.21 (g)	0.33	—	—	—	$20.56	1.63	%(e)	1.52%	1.52%	1.10%	$22,554	—	(e)
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(i)	$30.00	0.01	7.30	7.31	—	—	—	$37.31	24.37	%(e)	1.49%	1.49%	0.02%	$110,733	—	(e)
Short OTC ProFund
Six Months Ended June 30, 2005 (Unaudited)	$18.70	0.10	1.61	1.71	—	—	—	$20.41	9.09	%(e)	1.58%	1.58%	1.02%	$24,401	—	(e)
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.10)	3.88	3.78	(0.09)	—	(0.09)	$33.69	12.60	%(e)	2.00%	1.82%	(0.46)%	$9,826	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$18.82	0.11	0.51 (e)	0.62	—	—	$19.44	3.29	%(f)	1.43%	1.43%	1.17%	$105,807	—	(f)
Year Ended December 31, 2004	$23.42	(0.04)	(4.56)	(4.60)	—	—	$18.82	(19.64)%		1.43%	1.43%	(0.19)%	$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)	(17.96)	(18.22)	—	—	$23.42	(43.76)%		1.65%	1.64%	(0.78)%	$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)	11.69	11.49	— (g)	— (g)	$41.64	38.11%		1.80%	1.80%	(0.52)%	$119,520	—	(h)
Year Ended December 31, 2001	$24.84	0.34	5.29	5.63	(0.32)	(0.32)	$30.15	22.65%		1.79%	1.79%	1.12%	$61,019	1,299%
Year Ended December 31, 2000	$21.31	0.75	3.94	4.69	(1.16)	(1.16)	$24.84	22.15%		1.56%	1.56%	3.38%	$30,196	1,300%
UltraShort Mid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.95	0.11	(1.67)	(1.56)	—	—	$20.39	(7.11	)%(f)	1.69%	1.66%	0.98%	$6,259	—	(f)
January 30, 2004 through December 31, 2004(i)	$30.00	(0.13)	(7.92)	(8.05)	—	—	$21.95	(26.83	)%(f)	1.82%	1.82%	(0.49)%	$3,533	—	(f)
UltraShort Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.78	0.15	0.15 (e)	0.30	—	—	$22.08	1.38	%(f)	1.42%	1.42%	1.27%	$91,217	—	(f)
January 30, 2004 through December 31, 2004(i)	$30.00	(0.02)	(8.20)	(8.22)	—	—	$21.78	(27.40	)%(f)	1.35%	1.35%	(0.06)%	$15,813	—	(f)
UltraShort Dow 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$25.20	0.09	2.13 (e)	2.22	—	—	$27.42	8.81	%(f)	1.95%	1.95%	0.68%	$12,101	—	(f)
July 22, 2004 through December 31, 2004(i)	$30.00	(0.04)	(4.76)	(4.80)	—	—	$25.20	(16.00	)%(f)	2.26%	1.95%	(0.30)%	$2,520	—	(f)
UltraShort OTC ProFund(j)
Six Months Ended June 30, 2005 (Unaudited)	$15.83	0.11	2.61	2.72	—	—	$18.55	17.18	%(f)	1.41%	1.41%	1.19%	$200,285	—	(f)
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (g)	— (g)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—	(h)
Year Ended December 31, 2001	$45.64	0.94	(4.47)	(3.53)	(2.96)	(2.96)	$39.15	(7.36)%		1.78%	1.78%	1.95%	$92,457	1,257%
Year Ended December 31, 2000	$45.98	0.89	0.86	1.75	(2.09)	(2.09)	$45.64	4.25%		1.48%	1.48%	2.73%	$49,063	1,300%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized for periods less than one year.
(g)	Amount is less than $0.005.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$39.39	0.29	(3.00)	(2.71)	—	—	—	$36.68	(6.88	)%(d)	2.59%	1.68%	1.56%	$2,495	337	%(d)
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
September 4, 2001 through December 31, 2001(e)	$30.00	0.11	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(d)	3.20%	1.95%	1.19%	$3,189	350	%(d)
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$38.01	0.09	(4.87)	(4.78)	—	—	—	$33.23	(12.58	)%(d)	1.73%	1.68%	0.46%	$5,366	379	%(d)
Year Ended December 31, 2004	$33.21	(0.06)	4.86 (f)	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
September 4, 2001 through December 31, 2001(e)	$30.00	0.13	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(d)	3.51%	1.27%	1.38%	$2,467	913	%(d)
Biotechnology UltraSector ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$46.23	(0.21)	(1.67)	(1.88)	—	—	—	$44.35	(4.07	)%(d)	1.66%	1.66%	(0.98)%	$17,849	416	%(d)
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Year Ended December 31, 2001	$83.20	(0.62)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		2.59%	1.95%	(1.10)%	$14,931	1,266%
June 19, 2000 through December 31, 2000(e)	$100.00	(0.10)	(16.70)	(16.80)	—	—	—	$83.20	(16.80	)%(d)	2.34%	1.94%	(0.20)%	$4,198	1,554	%(d)
Consumer Goods UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.91	0.09	(1.20)	(1.11)	—	—	—	$32.80	(3.27	)%(d)	2.48%	1.72%	0.54%	$2,343	350	%(d)
January 30, 2004 through December 31, 2004(e)	$30.00	0.18	3.85 (f)	4.03	(0.12)	—	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Consumer Services UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.90	(0.12)	(2.39)	(2.51)	—	—	—	$31.39	(7.40	)%(d)	3.73%	1.73%	(0.78)%	$473	606	%(d)
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$26.09	0.13	(1.40)	(1.27)	—	—	$24.82	(4.87	)%(d)	2.58%	1.68%	1.09%	$6,415	438	%(d)
Year Ended December 31, 2004	$22.73	0.06	3.32 (e)	3.38	(0.02)	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05	6.84	6.89	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03	(5.28)	(5.25)	(0.01)	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Year Ended December 31, 2001	$25.39	0.14	(4.43)	(4.29)	—	—	$21.10	(16.90)%		2.51%	1.95%	0.61%	$6,553	1,060%
June 19, 2000 through December 31, 2000(f)	$20.00	0.15	5.24	5.39	—	—	$25.39	26.95	%(d)	2.25%	1.87%	1.23%	$17,366	2,277	%(d)
Health Care UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$14.18	0.02	0.60	0.62	—	—	$14.80	4.37	%(d)	1.63%	1.63%	0.24%	$25,065	303	%(d)
Year Ended December 31, 2004	$13.90	(0.09)	0.37 (e)	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)	2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)	(6.01)	(6.08)	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Year Ended December 31, 2001	$22.67	(0.07)	(5.43)	(5.50)	—	—	$17.17	(24.26)%		2.58%	1.95%	(0.40)%	$10,583	1,143%
June 19, 2000 through December 31, 2000(f)	$20.00	0.04	2.63	2.67	—	—	$22.67	13.35	%(d)	2.25%	1.86%	0.34%	$6,467	1,011	%(d)
Industrials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$35.79	— (g)	(3.11)	(3.11)	—	—	$32.68	(8.69	)%(d)	4.33%	1.68%	(0.02)%	$1,036	373	%(d)
January 30, 2004 through December 31, 2004(f)	$30.00	(0.12)	5.91 (e)	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Internet UltraSector ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$80.29	(0.27)	(12.72)	(12.99)	—	—	$67.30	(16.18	)%(d)	1.50%	1.50%	(0.83)%	$33,186	193	%(d)
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)	(37.02)	(37.48)	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Year Ended December 31, 2001	$272.00	(0.85)	(206.83)	(207.68)	—	—	$64.32	(76.35)%		3.59%	1.95%	(1.13)%	$6,550	1,742%
June 19, 2000 through December 31, 2000(f)	$1,000.00	2.00	(730.00)	(728.00)	—	—	$272.00	(72.80	)%(d)	3.99%	1.59%	0.46%	$718	2,401	%(d)
Mobile Telecommunications UltraSector ProFund(i)
Six Months Ended June 30, 2005 (Unaudited)	$18.07	(0.02)	2.44	2.42	—	—	$20.49	13.39	%(d)	1.47%	1.47%	(0.24)%	$37,462	142	%(d)
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38	4.29	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)	(26.72)	(26.78)	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Year Ended December 31, 2001	$57.10	(0.32)	(23.46)	(23.78)	—	—	$33.32	(41.65)%		3.34%	1.95%	(0.62)%	$1,770	2,512%
June 19, 2000 through December 31, 2000(f)	$200.00	0.20	(143.10)	(142.90)	—	—	$57.10	(71.45	)%(d)	3.45%	1.79%	0.39%	$496	2,165	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$22.41	0.05	6.36	6.41	—	—	—	—	$28.82	28.60	%(d)	1.41%	1.41%	0.35%	$141,502	186	%(d)
Year Ended December 31, 2004	$15.66	— (e)	7.20	7.20	—	(0.45)	—	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88	3.86	—	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)	(4.10)	—	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Year Ended December 31, 2001	$20.82	0.11	(5.03)	(4.92)	—	—	—	—	$15.90	(23.63)%		2.75%	1.95%	0.59%	$5,243	1,610%
June 19, 2000 through December 31, 2000(f)	$20.00	0.24	0.58	0.82	—	—	—	—	$20.82	4.10	%(d)	2.83%	1.59%	2.24%	$7,640	2,784	%(d)
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$9.77	0.05	(0.04)	0.01	—	—	—	—	$9.78	0.10	%(d)	1.67%	1.67%	1.02%	$11,698	222	%(d)
Year Ended December 31, 2004	$11.61	— (e)	(1.84)	(1.84)	—	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)	(5.77)	—	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Year Ended December 31, 2001	$23.23	(0.07)	(6.62)	(6.69)	—	—	—	—	$16.54	(28.80)%		2.33%	1.95%	(0.38)%	$15,290	1,469%
June 28, 2000 through December 31, 2000(f)	$20.00	0.13	3.10	3.23	—	—	—	—	$23.23	16.15	%(d)	2.55%	1.93%	1.27%	$3,470	1,486	%(d)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$29.99	0.16	(3.41)	(3.25)	—	—	—	—	$26.74	(10.84	)%(d)	1.47%	1.47%	1.23%	$89,506	—	(d)
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.06)	(7.17)	(7.23)	—	—	—	—	$22.77	(24.10	)%(d)	2.56%	1.93%	(0.51)%	$22,686	—	(d)
Real Estate UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.39	0.34	1.63 (g)	1.97	—	—	—	—	$38.36	5.41	%(d)	1.69%	1.69%	1.95%	$38,722	648	%(d)
Year Ended December 31, 2004	$25.79	0.66	10.38 (g)	11.04	(0.28)	—	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62	8.15	8.77	(1.40)	—	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90	(2.22)	(1.32)	(1.87)	—	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Year Ended December 31, 2001	$21.81	1.04	0.92	1.96	(1.44)	—	(0.41)	(1.85)	$21.92	9.11%		1.99%	1.95%	4.52%	$6,345	2,461%
June 19, 2000 through December 31, 2000(f)	$20.00	0.62	2.10	2.72	(0.75)	—	(0.16)	(0.91)	$21.81	13.49	%(d)	2.10%	1.58%	5.31%	$9,704	1,617	%(d)
Semiconductor UltraSector ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$18.71	(0.04)	0.33 (g)	0.29	—	—	—	—	$19.00	1.55	%(d)	1.59%	1.59%	(0.50)%	$28,709	337	%(d)
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)	(9.99)	—	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)	17.37	17.06	—	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)	(26.98)	(27.25)	—	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Year Ended December 31, 2001	$58.40	(0.36)	(19.15)	(19.51)	—	—	—	—	$38.89	(33.41)%		2.89%	1.95%	(0.82)%	$6,431	1,439%
June 19, 2000 through December 31, 2000(f)	$200.00	0.20	(141.80)	(141.60)	—	—	—	—	$58.40	(70.80	)%(d)	3.10%	1.87%	0.31%	$1,947	1,456	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$26.62	(0.08)	(2.54)	(2.62)	—	—	—	—	$24.00	(9.84	)%(e)	2.15%	1.68%	(0.64)%	$10,748	276	%(e)
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68	11.39	—	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)	(20.94)	(21.22)	—	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Year Ended December 31, 2001	$76.60	(0.35)	(39.06)	(39.41)	—	—	—	—	$37.19	(51.45)%		2.88%	1.95%	(0.71)%	$8,472	1,177%
June 19, 2000 through December 31, 2000(f)	$200.00	0.10	(123.50)	(123.40)	—	—	—	—	$76.60	(61.70	)%(e)	4.63%	1.62%	0.17%	$2,517	1,088	%(e)
Telecommunications UltraSector ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$20.84	0.20	(1.88)	(1.68)	—	—	—	—	$19.16	(8.06	)%(e)	2.70%	1.68%	2.15%	$2,608	479	%(e)
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)	0.06	(0.15)	—	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)	(20.35)	(20.46)	—	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Year Ended December 31, 2001	$51.05	0.02	(13.48)	(13.46)	—	—	—	—	$37.59	(26.37)%		3.71%	1.95%	0.05%	$3,457	2,713%
June 19, 2000 through December 31, 2000(f)	$100.00	0.40	(49.35)	(48.95)	—	—	—	—	$51.05	(48.95	)%(e)	4.70%	1.92%	1.15%	$385	1,515	%(e)
Utilities UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$16.85	0.16	3.19	3.35	—	—	—	—	$20.20	19.88	%(e)	1.60%	1.60%	1.83%	$66,624	232	%(e)
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24	(6.19)	(5.95)	(0.15)	—	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Year Ended December 31, 2001	$28.10	0.41	(12.39)	(11.98)	(0.05)	—	—	(0.05)	$16.07	(42.65)%		5.52%	1.95%	1.87%	$5,016	3,101%
July 26, 2000 through December 31, 2000(f)	$20.00	0.23	7.87	8.10	—	—	—	—	$28.10	40.50	%(e)	2.41%	1.60%	2.09%	$1,037	1,811	%(e)
U.S. Government Plus ProFund
Six Months Ended June 30, 2005 (Unaudited)	$31.63	0.46	3.97	4.43	(0.47)	—	—	(0.47)	$35.59	14.10	%(e)	1.27%	1.27%	2.77%	$53,925	2,951	%(e)
Year Ended December 31, 2004	$31.33	0.86	1.82	2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)	(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(f)	$30.00	0.09	5.00	5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(e)	2.12%	1.69%	0.40%	$8,891	836	%(e)
Rising Rates Opportunity 10 ProFund
January 10, 2005 through June 30, 2005(f) (Unaudited)	$30.00	0.12	(1.18)	(1.06)	—	—	—	—	$28.94	(3.53	)%(e)	1.82%	1.82%	0.88%	$17,126	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)		Net Expenses(a)		Net Investment Income (Loss)(a)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.09	0.12	(c)	(2.76)	(2.64)	—	—	$18.45	(12.52	)%(d)	1.42%		1.42%		1.21%		$495,822	—	(d)
Year Ended December 31, 2004	$23.65	(0.02	)(c)	(2.54)	(2.56)	—	—	$21.09	(10.82)%		1.42%		1.42%		(0.09)%		$623,000	—
Year Ended December 31, 2003	$24.56	(0.15	)(c)	(0.76)	(0.91)	—	—	$23.65	(3.71)%		1.57%		1.57%		(0.61)%		$240,555	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.09	)(c)	(5.35)	(5.44)	—	—	$24.56	(18.13	)%(d)	1.94%		1.94%		(0.54)%		$9,220	—	(d)
Rising U.S. Dollar ProFund
February 17, 2005 through June 30, 2005(e) (Unaudited)	$30.00	0.18	(c)	1.82	2.00	—	—	$32.00	6.67	%(d)	1.53%		1.27%		1.57%		$81,312	—	(d)
Falling U.S. Dollar ProFund
February 17, 2005 through June 30, 2005(e) (Unaudited)	$30.00	0.09	(c)	(1.93)	(1.84)	—	—	$28.16	(6.13	)%(d)	1.93%		1.93%		0.89%		$9,696	—	(d)
Money Market ProFund
Six Months Ended June 30, 2005 (Unaudited)	$1.000	0.010	(f)	— (g)	0.010	(0.010)	(0.010)	$1.000	0.97	%(d)	0.84	%(c),(f)	0.84	%(f)	1.95	%(c),(f)	$558,538	—
Year Ended December 31, 2004	$1.000	0.006	(f)	— (g)	0.006	(0.006)	(0.006)	$1.000	0.61%		0.82	%(f)	0.82	%(f)	0.59	%(f)	$447,156	—
Year Ended December 31, 2003	$1.000	0.003	(f)	— (g)	0.003	(0.003)	(0.003)	$1.000	0.31%		0.93	%(f)	0.93	%(f)	0.31	%(f)	$398,934	—
Year Ended December 31, 2002	$1.000	0.009	(c),(f)	—	0.009	(0.009)	(0.009)	$1.000	0.94%		1.03	%(f)	0.98	%(f)	0.93	%(f)	$447,211	—
Year Ended December 31, 2001	$1.000	0.032	(f)	—	0.032	(0.032)	(0.032)	$1.000	3.28%		1.08	%(f)	1.08	%(f)	3.30	%(f)	$298,546	—
Year Ended December 31, 2000	$1.000	0.056	(f)	—	0.056	(0.056)	(0.056)	$1.000	5.74%		0.86	%(f)	0.86	%(f)	5.62	%(f)	$355,692	—

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(g)	Amount is less than $0.0005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$51.54	(0.13)	(0.96)	(1.09)	—	—	—	$50.45	(2.11	)%(e)	2.45%	2.45%	(0.54)%	$18,189	153	%(e)
Year Ended December 31, 2004	$47.85	(0.23)	4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)	9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)	(12.72)	(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Year Ended December 31, 2001	$61.52	(0.58)	(9.32)	(9.90)	—	—	—	$51.62	(16.09)%		3.08%	2.95%	(1.06)%	$42,861	3,058%
Year Ended December 31, 2000	$72.01	(0.05)	(9.46)	(9.51)	—	(0.98)	(0.98)	$61.52	(13.22)%		2.38%	2.38%	(0.07)%	$5,562	3,603%
Mid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.56	(0.11)	1.04 (f)	0.93	—	—	—	$37.49	2.54	%(e)	2.49%	2.49%	(0.61)%	$30,314	284	%(e)
Year Ended December 31, 2004	$32.33	(0.45)	4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)	8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)	(5.55)	(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%
September 4, 2001 through December 31, 2001(g)	$30.00	(0.17)	0.87	0.70	—	(0.13)	(0.13)	$30.57	2.35	%(e)	8.33%	2.79%	(1.79)%	$1,095	1,907	%(e)
Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.68	(0.09)	(0.98)	(1.07)	—	—	—	$35.61	(2.92	)%(e)	2.62%	2.62%	(0.76)%	$14,829	281	%(e)
Year Ended December 31, 2004	$31.88	(0.40)	5.46	5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)	9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)	(7.03)	(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
September 4, 2001 through December 31, 2001(g)	$30.00	(0.08)	1.04	0.96	—	(0.01)	(0.01)	$30.95	3.22	%(e)	2.76%	2.76%	(0.89)%	$15,392	95	%(e)
OTC ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$59.89	(0.57)	(4.79)	(5.36)	—	—	—	$54.53	(8.93	)%(e)	2.44%	2.44%	(2.01)%	$6,766	267	%(e)
Year Ended December 31, 2004	$55.13	(0.60)	5.36	4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)	18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)	(24.09)	(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%
Year Ended December 31, 2001	$94.80	(2.08)	(28.39)	(30.47)	—	—	—	$64.33	(32.14)%		3.45%	2.95%	(2.25)%	$990	5,388%
August 7, 2000 through December 31, 2000(g)	$150.00	(0.45)	(54.75)	(55.20)	—	—	—	$94.80	(36.80	)%(e)	2.80%	2.80%	(1.06)%	$1,054	632	%(e)
Large-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$43.35	(0.08)	(0.56)	(0.64)	—	—	—	$42.71	(1.48	)%(e)	2.48%	2.48%	(0.40)%	$3,882	311	%(e)
Year Ended December 31, 2004	$38.83	(0.21)	4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)	8.26	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(g)	$30.00	(0.03)	1.14	1.11	—	(0.30)	(0.30)	$30.81	3.72	%(e)	2.63%	2.63%	(0.36)%	$2,780	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$36.90	(0.21)	(1.03)	(1.24)	—	—	$35.66	(3.36	)%(d)	2.63%	2.63%	(1.19)%	$14,628	691	%(d)
Year Ended December 31, 2004	$36.05	(0.39)	1.24 (e)	0.85	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)	7.05	6.56	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09)	0.56	0.47	(0.01)	(0.01)	$30.46	1.55	%(d)	2.62%	2.62%	(1.12)%	$1,800	180	%(d)
Mid-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$37.72	(0.11)	1.17	1.06	—	—	$38.78	2.81	%(d)	2.44%	2.44%	(0.64)%	$11,622	283	%(d)
Year Ended December 31, 2004	$32.70	(0.29)	5.31	5.02	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)	8.48	8.21	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)	(3.82)	(4.24)	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07)	(0.29)	(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(d)	3.43%	2.77%	(0.72)%	$6,178	1,400	%(d)
Mid-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$32.54	(0.29)	0.96 (e)	0.67	—	—	$33.21	2.06	%(d)	2.65%	2.65%	(1.77)%	$30,598	517	%(d)
Year Ended December 31, 2004	$29.58	(0.62)	3.58	2.96	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)	6.60	5.99	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)	(6.60)	(7.23)	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25)	1.26	1.01	(0.19)	(0.19)	$30.82	3.36	%(d)	2.94%	2.94%	(2.48)%	$3,460	1,062	%(d)
Small-Cap Value ProFund
Six Months Ended June 30, 2005 (Unaudited)	$38.50	(0.26)	0.26 (e)	—	—	—	$38.50	0.00	%(d)	2.56%	2.56%	(1.42)%	$32,224	339	%(d)
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59	8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)	(5.20)	(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14)	0.42	0.28	(0.17)	(0.17)	$30.11	0.95	%(d)	2.90%	2.85%	(1.41)%	$36,458	962	%(d)
Small-Cap Growth ProFund
Six Months Ended June 30, 2005 (Unaudited)	$35.24	(0.30)	0.51 (e)	0.21	—	—	$35.45	0.60	%(d)	2.51%	2.51%	(1.74)%	$3,751	293	%(d)
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97	7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)	(5.66)	(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26)	1.48	1.22	(0.35)	(0.35)	$30.87	4.10	%(d)	3.96%	2.95%	(2.65)%	$638	1,020	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$15.31	0.02		(0.31)	(0.29)	—		—	—	$15.02	(1.89	)%(d)	2.55%		2.55%		0.32%		$2,942	267	%(d)
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	—	(e)	—	— (e)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—		—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(f)	(2.52)	(2.40)	—		—	—	$9.85	(19.59	)%(f)	2.14	%(f)	1.58	%(f)	1.15	%(f)	$2,667	2,892%
Year Ended December 31, 2001	$22.28	0.04		(10.07)	(10.03)	—		—	—	$12.25	(45.02)%		4.78%		3.36%		0.22%		$116	11,239%
Year Ended December 31, 2000	$40.72	(0.24)		(13.72)	(13.96)	—		(4.48)	(4.48)	$22.28	(34.07)%		5.08%		3.54%		(0.66)%		$403	2,381%
UltraBull ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$52.55	(0.17)		(2.50)	(2.67)	—		—	—	$49.88	(5.06	)%(d)	2.43%		2.43%		(0.69)%		$17,390	347	%(d)
Year Ended December 31, 2004	$45.09	(0.15	)(h)	7.76	7.61	(0.15)		—	(0.15)	$52.55	16.84	%(i)	2.23	%(i)	2.23	%(i)	(0.35	)%(i)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—		—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—		—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%
Year Ended December 31, 2001	$82.15	(0.88)		(26.10)	(26.98)	—		—	—	$55.17	(32.84)%		2.87%		2.87%		(1.35)%		$7,629	1,377%
Year Ended December 31, 2000	$116.35	(0.55)		(33.30)	(33.85)	—		(0.35)	(0.35)	$82.15	(29.12)%		2.43%		2.43%		(0.54)%		$31,923	1,111%
UltraMid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$35.17	(0.13)		1.63	1.50	—		—	—	$36.67	4.26	%(d)	2.47%		2.47%		(0.77)%		$15,456	186	%(d)
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—		—	—	$35.17	27.20%		2.49%		2.49%		(1.31)%		$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—		—	—	$27.65	67.78%		2.87%		2.86%		(1.75)%		$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—		—	—	$16.48	(38.62)%		3.06%		2.95%		(1.87)%		$7,279	2,174%
Year Ended December 31, 2001	$32.66	(0.44)		(5.37)	(5.81)	—		—	—	$26.85	(17.79)%		3.07%		2.95%		(1.49)%		$2,517	2,125%
February 7, 2000 through December 31, 2000(j)	$30.00	(0.17)		2.83	2.66	—		—	—	$32.66	8.87	%(d)	2.74%		2.60%		(0.54)%		$2,695	2,468	%(d)
UltraSmall-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$24.28	(0.08)		(1.62)	(1.70)	—		—	—	$22.58	(7.00	)%(d)	2.43%		2.43%		(0.71)%		$10,716	218	%(d)
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—		—	—	$24.28	30.75%		2.38%		2.38%		(1.15)%		$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—		—	—	$18.57	98.19%		2.76%		2.76%		(1.49)%		$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—		—	—	$9.37	(44.75)%		2.87%		2.87%		(1.49)%		$2,526	2,196%
Year Ended December 31, 2001	$20.59	(0.17)		(3.46)	(3.63)	—		—	—	$16.96	(17.63)%		3.12%		2.92%		(0.97)%		$7,497	3,221%
February 7, 2000 through December 31, 2000(j)	$30.00	(0.20)		(9.21)	(9.41)	—		—	—	$20.59	(31.37	)%(d)	2.96%		2.60%		(0.86)%		$3,589	3,345	%(d)
UltraDow 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$32.37	(0.03)		(3.41)	(3.44)	—		—	—	$28.93	(10.63	)%(d)	2.54%		2.54%		(0.19)%		$6,897	148	%(d)
Year Ended December 31, 2004	$30.97	(0.16)		1.59 (i)	1.43	(0.03)		—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—		(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(j)	$30.00	(0.06)		(9.26)	(9.32)	—	(e)	—	— (e)	$20.68	(31.06	)%(d)	3.42%		2.95%		(0.44)%		$11,696	844	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(g)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(j)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$23.83	(0.17)	(4.13)	(4.30)	—	—	—	$19.53	(18.04	)%(e)	2.39%		2.39%		(1.66)%		$22,087	75	%(e)
Year Ended December 31, 2004	$20.59	0.02 (f)	3.22	3.24	—	—	—	$23.83	15.74	%(f)	1.11	%(f)	1.11	%(f)	0.12	%(f)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%
Year Ended December 31, 2001	$110.90	(0.94)	(76.08)	(77.02)	—	—	—	$33.88	(69.45)%		2.80%		2.80%		(2.03)%		$32,712	622%
Year Ended December 31, 2000	$487.00	(4.65)	(353.75)	(358.40)	—	(17.70)	(17.70)	$110.90	(73.96)%		2.33%		2.33%		(1.22)%		$48,454	801%
UltraJapan ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$32.88	(0.31)	(0.30)	(0.61)	—	—	—	$32.27	(1.86	)%(e)	2.66%		2.66%		(1.89)%		$1,827	—	(e)
Year Ended December 31, 2004	$30.27	(0.74)	3.35 (h)	2.61	—	—	—	$32.88	8.62%		2.63%		2.63%		(2.22)%		$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—	—	$30.27	46.30%		2.95%		2.95%		(2.70)%		$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	—	—	—	$20.69	(40.37)%		3.22%		2.95%		(2.45)%		$143	—	(i)
Year Ended December 31, 2001	$66.35	(0.28)	(31.37)	(31.65)	—	—	—	$34.70	(47.70)%		3.29%		2.78%		(0.60)%		$140	1,299%
February 7, 2000 through December 31, 2000(j)	$150.00	1.95	(82.65)	(80.70)	(2.95)	—	(2.95)	$66.35	(53.86	)%(e)	3.33%		2.60%		2.09%		$843	1,300	%(e)
Bear ProFund(k)
Six Months Ended June 30, 2005 (Unaudited)	$29.48	0.01	0.47	0.48	—	—	—	$29.96	1.63	%(e)	2.55%		2.55%		0.02%		$3,893	—	(e)
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—	—	$29.48	(10.72)%		2.50%		2.50%		(1.25)%		$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—	—	$33.02	(25.21)%		2.73%		2.72%		(1.67)%		$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	—	—	—	$44.15	19.58%		2.91%		2.91%		(1.44)%		$5,510	—	(i)
Year Ended December 31, 2001	$32.62	(0.12)	4.42	4.30	—	—	—	$36.92	13.18%		3.03%		2.95%		(0.32)%		$2,756	1,299%
Year Ended December 31, 2000	$29.86	0.75	3.87	4.62	(1.86)	—	(1.86)	$32.62	15.54%		3.18%		2.83%		2.43%		$411	1,299%
Short Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$19.78	0.01	0.21 (h)	0.22	—	—	—	$20.00	1.11	%(e)	2.52%		2.52%		0.10%		$6,895	—	(e)
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—	—	$19.78	(17.65)%		2.51%		2.51%		(1.36)%		$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—	—	$24.02	(35.19)%		2.77%		2.76%		(1.68)%		$7,761	—
May 1, 2002 through December 31, 2002(j)	$30.00	(0.23)	7.29	7.06	—	—	—	$37.06	23.53	%(e)	2.51%		2.51%		(0.92)%		$3,628	—	(e)
Short OTC ProFund
Six Months Ended June 30, 2005 (Unaudited)	$18.22	— (l)	1.57	1.57	—	—	—	$19.79	8.62	%(e)	2.58%		2.58%		0.02%		$1,982	—	(e)
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	—	—	—	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	—	—	—	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(j)	$30.00	(0.29)	3.81	3.52	—	—	—	$33.52	11.73	%(e)	2.97%		2.79%		(1.23)%		$3,305	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(j)	Period from commencement of operations.
(k)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(l)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$18.76	0.02		0.51 (e)	0.53	—	—	$19.29	2.83	%(f)	2.43%		2.43%		0.17%		$8,801	—	(f)
Year Ended December 31, 2004	$23.53	(0.21	)(g)	(4.56)	(4.77)	—	—	$18.76	(20.27	)%(g)	2.20	%(g)	2.26	%(g)	(0.96	)%(g)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98	11.42	—	—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—	(h)
Year Ended December 31, 2001	$25.46	0.07		5.37	5.44	(0.06)	(0.06)	$30.84	21.39%		2.80%		2.80%		0.25%		$4,708	1,299%
Year Ended December 31, 2000	$21.51	0.54		4.03	4.57	(0.62)	(0.62)	$25.46	21.33%		2.57%		2.57%		2.41%		$6,682	1,300%
UltraShort Mid-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.71	—	(i)	(1.65)	(1.65)	—	—	$20.06	(7.60	)%(f)	2.69%		2.66%		(0.02)%		$516	—	(f)
January 30, 2004 through December 31, 2004(j)	$30.00	(0.39)		(7.90)	(8.29)	—	—	$21.71	(27.63	)%(f)	2.82%		2.82%		(1.49)%		$463	—	(f)
UltraShort Small-Cap ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.59	0.03		0.13 (e)	0.16	—	—	$21.75	0.74	%(f)	2.42%		2.42%		0.27%		$2,323	—	(f)
January 30, 2004 through December 31, 2004(j)	$30.00	(0.31)		(8.10)	(8.41)	—	—	$21.59	(28.03	)%(f)	2.35%		2.35%		(1.06)%		$1,187	—	(f)
UltraShort Dow 30 ProFund
Six Months Ended June 30, 2005 (Unaudited)	$25.09	(0.04)		2.08 (e)	2.04	—	—	$27.13	8.13	%(f)	2.95%		2.95%		(0.32)%		$414	—	(f)
July 22, 2004 through December 31, 2004(j)	$30.00	(0.17)		(4.74)	(4.91)	—	—	$25.09	(16.37	)%(f)	3.26%		2.95%		(1.30)%		$546	—	(f)
UltraShort OTC ProFund(k)
Six Months Ended June 30, 2005 (Unaudited)	$16.43	0.01		2.71	2.72	—	—	$19.15	16.56	%(f)	2.41%		2.41%		0.19%		$6,802	—	(f)
Year Ended December 31, 2004	$21.92	(0.24)		(5.25)	(5.49)	—	—	$16.43	(25.05)%		2.39%		2.39%		(1.11)%		$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)		(37.07)	(37.57)	—	—	$21.92	(63.15)%		2.65%		2.65%		(1.57)%		$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)		20.09	19.43	(0.98)	(0.98)	$59.49	47.41%		2.76%		2.76%		(1.10)%		$5,290	—	(h)
Year Ended December 31, 2001	$47.50	0.33		(4.37)	(4.04)	(2.42)	(2.42)	$41.04	(8.21)%		2.92%		2.92%		0.66%		$3,675	1,257%
Year Ended December 31, 2000	$46.37	0.52		1.03	1.55	(0.42)	(0.42)	$47.50	3.42%		2.42%		2.42%		1.57%		$1,381	1,300%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized for periods less than one year.
(g)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(i)	Amount is less than $0.005.
(j)	Period from commencement of operations.
(k)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$40.38	0.10	(3.07)	(2.97)	—	—	—	$37.41	(7.36	)%(d)	3.59%	2.68%	0.56%	$416	337	%(d)
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
September 4, 2001 through December 31, 2001(e)	$30.00	0.18	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(d)	4.05%	2.80%	2.06%	$24	350	%(d)
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$37.52	(0.10)	(4.78)	(4.88)	—	—	—	$32.64	(13.01	)%(d)	2.73%	2.68%	(0.54)%	$1,037	379	%(d)
Year Ended December 31, 2004	$33.11	(0.39)	4.80 (f)	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%
September 4, 2001 through December 31, 2001(e)	$30.00	— (g)	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(d)	5.20%	2.95%	—%	$19	913	%(d)
Biotechnology UltraSector ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$44.32	(0.41)	(1.61)	(2.02)	—	—	—	$42.30	(4.56	)%(d)	2.66%	2.66%	(1.98)%	$7,027	416	%(d)
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Year Ended December 31, 2001	$82.70	(1.10)	(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		3.59%	2.95%	(1.99)%	$1,238	1,266%
June 19, 2000 through December 31, 2000(e)	$100.00	(0.70)	(16.60)	(17.30)	—	—	—	$82.70	(17.30	)%(d)	3.04%	2.64%	(1.34)%	$1,031	1,554	%(d)
Consumer Goods UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.61	(0.08)	(1.17)	(1.25)	—	—	—	$32.36	(3.75	)%(d)	3.48%	2.72%	(0.46)%	$113	350	%(d)
January 30, 2004 through December 31, 2004(e)	$30.00	(0.11)	3.84 (f)	3.73	(0.12)	—	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)
Consumer Services UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$33.62	(0.28)	(2.35)	(2.63)	—	—	—	$30.99	(7.82	)%(d)	4.73%	2.73%	(1.78)%	$57	606	%(d)
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)	4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$25.05	0.01	(1.35)	(1.34)	—	—	$23.71	(5.39	)%(d)	3.58%	2.68%	0.09%	$937	438	%(d)
Year Ended December 31, 2004	$22.04	(0.16)	3.19 (e)	3.03	(0.02)	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)	6.68	6.54	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)	(5.11)	(5.32)	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%
Year Ended December 31, 2001	$25.32	(0.08)	(4.42)	(4.50)	—	—	$20.82	(17.77)%		3.51%	2.95%	(0.37)%	$425	1,060%
June 19, 2000 through December 31, 2000(f)	$20.00	0.06	5.26	5.32	—	—	$25.32	26.60	%(d)	3.34%	2.95%	0.45%	$3,898	2,277	%(d)
Health Care UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$13.58	(0.05)	0.59	0.54	—	—	$14.12	4.05	%(d)	2.63%	2.63%	(0.76)%	$4,353	303	%(d)
Year Ended December 31, 2004	$13.44	(0.23)	0.37 (e)	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)	2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)	(5.92)	(6.12)	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Year Ended December 31, 2001	$22.56	(0.18)	(5.45)	(5.63)	—	—	$16.93	(24.96)%		3.58%	2.95%	(1.02)%	$468	1,143%
June 19, 2000 through December 31, 2000(f)	$20.00	(0.11)	2.67	2.56	—	—	$22.56	12.80	%(d)	3.34%	2.95%	(0.94)%	$1,632	1,011	%(d)
Industrials UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$35.46	(0.17)	(3.09)	(3.26)	—	—	$32.20	(9.17	)%(d)	5.33%	2.68%	(1.02)%	$53	373	%(d)
January 30, 2004 through December 31, 2004(f)	$30.00	(0.41)	5.87 (e)	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)
Internet UltraSector ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$75.98	(0.59)	(12.01)	(12.60)	—	—	$63.38	(16.58	)%(d)	2.50%	2.50%	(1.83)%	$3,094	193	%(d)
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)	34.03	32.82	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)	(35.67)	(36.47)	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Year Ended December 31, 2001	$270.50	(1.53)	(206.60)	(208.13)	—	—	$62.37	(76.94)%		4.59%	2.95%	(2.24)%	$1,014	1,742%
June 19, 2000 through December 31, 2000(f)	$1,000.00	(2.50)	(727.00)	(729.50)	—	—	$270.50	(72.95	)%(d)	5.20%	2.79%	(0.63)%	$181	2,401	%(d)
Mobile Telecommunications UltraSector ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$17.14	(0.11)	2.32	2.21	—	—	$19.35	12.89	%(d)	2.47%	2.47%	(1.24)%	$5,010	142	%(d)
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)	4.18	4.01	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)	(26.21)	(26.32)	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%
Year Ended December 31, 2001	$56.80	(0.78)	(23.33)	(24.11)	—	—	$32.69	(42.45)%		4.34%	2.95%	(1.37)%	$101	2,512%
June 19, 2000 through December 31, 2000(f)	$200.00	(0.50)	(142.70)	(143.20)	—	—	$56.80	(71.60	)%(d)	4.56%	2.91%	(0.92)%	$174	2,165	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$21.43	(0.08)	6.09		6.01	—	—	—	—	$27.44	28.04	%(e)	2.41%	2.41%	(0.65)%	$15,980	186	%(e)
Year Ended December 31, 2004	$15.13	(0.18)	6.93		6.75	—	(0.45)	—	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75		3.61	—	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)		(4.13)	—	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Year Ended December 31, 2001	$20.72	(0.09)	(4.98)		(5.07)	—	—	—	—	$15.65	(24.47)%		3.75%	2.95%	(0.47)%	$335	1,610%
June 19, 2000 through December 31, 2000(f)	$20.00	(0.11)	0.83		0.72	—	—	—	—	$20.72	3.60	%(e)	4.14%	2.91%	(1.03)%	$1,059	2,784	%(e)
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$9.39	— (g)	(0.03)		(0.03)	—	—	—	—	$9.36	(0.43	)%(e)	2.67%	2.67%	0.02%	$940	222	%(e)
Year Ended December 31, 2004	$11.28	(0.11)	(1.78	)(d)	(1.89)	—	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90		0.74	—	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)		(5.75)	—	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Year Ended December 31, 2001	$23.13	(0.07)	(6.77)		(6.84)	—	—	—	—	$16.29	(29.57)%		3.33%	2.95%	(0.40)%	$440	1,469%
June 28, 2000 through December 31, 2000(f)	$20.00	(0.19)	3.32		3.13	—	—	—	—	$23.13	15.65	%(e)	3.56%	2.94%	(1.72)%	$5,700	1,486	%(e)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$29.28	0.03	(3.33)		(3.30)	—	—	—	—	$25.98	(11.27	)%(e)	2.47%	2.47%	0.23%	$5,459	—	(e)
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)		(6.35)	—	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39		12.96	—	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18)	(7.15)		(7.33)	—	—	—	—	$22.67	(24.43	)%(e)	3.25%	2.94%	(1.44)%	$1,790	—	(e)
Real Estate UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$37.28	0.16	1.70	(d)	1.86	—	—	—	—	$39.14	4.93	%(e)	2.69%	2.69%	0.95%	$7,152	648	%(e)
Year Ended December 31, 2004	$26.64	0.36	10.68	(d)	11.04	(0.24)	—	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40	8.35		8.75	(1.20)	—	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)	(1.44)		(1.47)	(0.88)	—	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Year Ended December 31, 2001	$21.73	0.42	1.25		1.67	(1.28)	—	(0.37)	(1.65)	$21.75	7.79%		2.99%	2.95%	1.81%	$788	2,461%
June 19, 2000 through December 31, 2000(f)	$20.00	0.89	1.67		2.56	(0.68)	—	(0.15)	(0.83)	$21.73	12.73	%(e)	3.10%	2.58%	7.96%	$5,994	1,617	%(e)
Semiconductor UltraSector ProFund(h)
Six Months Ended June 30, 2005 (Unaudited)	$17.86	(0.13)	0.33	(d)	0.20	—	—	—	—	$18.06	1.12	%(e)	2.59%	2.59%	(1.50)%	$5,962	337	%(e)
Year Ended December 31, 2004	$27.65	(0.43)	(9.36)		(9.79)	—	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)	16.84		16.32	—	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)	(26.38)		(26.95)	—	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%
Year Ended December 31, 2001	$58.00	(0.87)	(18.85)		(19.72)	—	—	—	—	$38.28	(34.00)%		3.89%	2.95%	(2.01)%	$999	1,439%
June 19, 2000 through December 31, 2000(f)	$200.00	(0.40)	(141.60)		(142.00)	—	—	—	—	$58.00	(71.00	)%(e)	4.17%	2.94%	(0.73)%	$285	1,456	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund(d)
Six Months Ended June 30, 2005 (Unaudited)	$25.88	(0.19)	(2.47)	(2.66)	—	—	—	—	$23.22	(10.28	)%(e)	3.15%	2.68%	(1.64)%	$378	276	%(e)
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)	11.56	11.05	—	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)	(20.63)	(21.13)	—	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Year Ended December 31, 2001	$76.50	(0.86)	(38.71)	(39.57)	—	—	—	—	$36.93	(51.73)%		3.88%	2.95%	(1.87)%	$575	1,177%
June 19, 2000 through December 31, 2000(f)	$200.00	(0.70)	(122.80)	(123.50)	—	—	—	—	$76.50	(61.75	)%(e)	5.93%	2.92%	(1.09)%	$228	1,088	%(e)
Telecommunications UltraSector ProFund(g)
Six Months Ended June 30, 2005 (Unaudited)	$20.07	0.11	(1.81)	(1.70)	—	—	—	—	$18.37	(8.47	)%(e)	3.70%	2.68%	1.15%	$142	479	%(e)
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30	(0.36)	(0.06)	(0.11)	—	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)	(20.08)	(20.34)	—	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%
Year Ended December 31, 2001	$50.80	2.06	(15.77)	(13.71)	—	—	—	—	$37.09	(26.99)%		4.71%	2.95%	4.13%	$165	2,713%
June 19, 2000 through December 31, 2000(f)	$100.00	0.45	(49.65)	(49.20)	—	—	—	—	$50.80	(49.20	)%(e)	5.38%	2.60%	1.21%	$154	1,515	%(e)
Utilities UltraSector ProFund
Six Months Ended June 30, 2005 (Unaudited)	$16.34	0.08	3.07	3.15	—	—	—	—	$19.49	19.28	%(e)	2.60%	2.60%	0.83%	$27,935	232	%(e)
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	— (h)	(5.99)	(5.99)	(0.13)	—	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Year Ended December 31, 2001	$28.02	0.10	(12.17)	(12.07)	—	—	—	—	$15.95	(43.08)%		6.52%	2.95%	0.44%	$664	3,101%
July 26, 2000 through December 31, 2000(f)	$20.00	0.28	7.74	8.02	—	—	—	—	$28.02	40.10	%(e)	3.74%	2.92%	2.52%	$1,912	1,811	%(e)
U.S. Government Plus ProFund
Six Months Ended June 30, 2005 (Unaudited)	$31.52	0.29	3.95	4.24	(0.33)	—	—	(0.33)	$35.43	13.55	%(e)	2.27%	2.27%	1.77%	$20,211	2,951	%(e)
Year Ended December 31, 2004	$31.33	0.54	1.81	2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)	(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(f)	$30.00	(0.14)	4.99	4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(e)	2.92%	2.69%	(0.61)%	$9,215	836	%(e)
Rising Rates Opportunity 10 ProFund
January 10, 2005 through June 30, 2005(f) (Unaudited)	$30.00	(0.02)	(1.16)	(1.18)	—	—	—	—	$28.82	(3.93	)%(e)	2.82%	2.82%	(0.12)%	$1,969	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)		Net Expenses(a)		Net Investment Income (Loss)(a)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2005 (Unaudited)	$20.63	0.02	(c)	(2.69)	(2.67)	—	—	$17.96	(12.94	)%(d)	2.42%		2.42%		0.21%		$42,956	—	(d)
Year Ended December 31, 2004	$23.37	(0.24	)(c)	(2.50)	(2.74)	—	—	$20.63	(11.72)%		2.42%		2.42%		(1.09)%		$59,352	—
Year Ended December 31, 2003	$24.50	(0.39	)(c)	(0.74)	(1.13)	—	—	$23.37	(4.61)%		2.57%		2.57%		(1.61)%		$20,423	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.27	)(c)	(5.23)	(5.50)	—	—	$24.50	(18.33	)%(d)	2.94%		2.94%		(1.56)%		$1,956	—	(d)
Rising U.S. Dollar ProFund
February 17, 2005 through June 30, 2005(e) (Unaudited)	$30.00	0.07	(c)	1.81	1.88	—	—	$31.88	6.27	%(d)	2.53%		2.27%		0.57%		$6,196	—	(d)
Falling U.S. Dollar ProFund
February 17, 2005 through June 30, 2005(e) (Unaudited)	$30.00	(0.01	)(c)	(1.93)	(1.94)	—	—	$28.06	(6.47	)%(d)	2.93%		2.93%		(0.11)%		$2,968	—	(d)
Money Market ProFund
Six Months Ended June 30, 2005 (Unaudited)	$1.000	0.005	(f)	— (g)	0.005	(0.005)	(0.005)	$1.000	0.47	%(d)	1.84	%(d),(f)	1.84	%(c),(f)	0.95	%(c),(f)	$101,280	—
Year Ended December 31, 2004	$1.000	0.001	(f)	— (g)	0.001	(0.001)	(0.001)	$1.000	0.08%		1.33	%(f)	1.33	%(f)	0.08	%(f)	$62,857	—
Year Ended December 31, 2003	$1.000	—	(f),(g)	— (g)	— (g)	— (g)	— (g)	$1.000	0.05%		1.18	%(f)	1.18	%(f)	0.06	%(f)	$105,320	—
Year Ended December 31, 2002	$1.000	0.001	(c),(f)	—	0.001	(0.001)	(0.001)	$1.000	0.06%		1.78	%(f)	1.72	%(f)	0.06	%(f)	$173,646	—
Year Ended December 31, 2001	$1.000	0.022	(f)	—	0.022	(0.022)	(0.022)	$1.000	2.26%		2.06	%(f)	2.06	%(f)	2.39	%(f)	$100,175	—
Year Ended December 31, 2000	$1.000	0.046	(f)	—	0.046	(0.046)	(0.046)	$1.000	4.69%		1.85	%(f)	1.85	%(f)	4.65	%(f)	$165,838	—

(a)	Annualized for periods less than one year.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(g)	Amount is less than $0.0005.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

June 30, 2005

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of June 30, 2005 was approximately 7.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the Money Market ProFund’s financial statements. The significant accounting policies of the Portfolio are disclosed in the notes to financial statements of the Portfolio.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the ProFunds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds. In addition, in the normal course of business, ProFunds enter into contracts with their vendors and others that provide for general indemnifications. ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net assets value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior to that time at which the ProFund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund. As of June 30, 2005, the ProFunds were not participating in Joint Accounts.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2005, there were no open short positions in securities.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. A ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operation is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment adviser for each of the additional 40 active ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The Money Market ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund, U.S. Government Plus ProFund and Money Market ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund and Money Market ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds. Deutsche Asset Management, Inc. is the investment advisor to the Portfolio in which the Money Market ProFund invests its assets. The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the non-money market ProFunds (excluding OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.70%, 0.90% and 0.50%, respectively.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

certain expenses. As fund accounting agent for the ProFunds, BISYS receives an annual fee based on the ProFunds and Access One aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, the Advisor may receive 0.35% of the Money Market ProFund’s average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

Effective January 1, 2005, the Trust entered into an agreement with ProFund Advisors for services related to the operation and maintenance of a shareholder trading platform. The Trust pays the Advisor a monthly fee for these services as reflected on the Statements of Operations as “Service fees.”

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the six months ended June 30, 2005, the Advisor was reimbursed $157,743 for expenses incurred under the Distribution and Service Plan.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the year ending December 31, 2005 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class
Bull ProFund	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%
OTC ProFund	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%
Large-Cap Growth ProFund	1.68%	2.68%
Mid-Cap Value ProFund	1.95%	2.95%
Mid-Cap Growth ProFund	1.68%	2.68%
Small-Cap Value ProFund	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%
Bear ProFund	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%
Short OTC ProFund	1.95%	2.95%

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

	Investor Class	Service Class
UltraBear ProFund	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.68%	2.68%
UltraShort Small-Cap ProFund	1.95%	2.95%
UltraShort Dow 30 ProFund	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%
Banks UltraSector ProFund	1.68%	2.68%
Basic Materials UltraSector ProFund	1.68%	2.68%
Biotechnology UltraSector ProFund	1.68%	2.68%
Consumer Goods UltraSector ProFund	1.68%	2.68%
Consumer Services UltraSector ProFund	1.68%	2.68%
Financials UltraSector ProFund	1.68%	2.68%
Health Care UltraSector ProFund	1.68%	2.68%
Industrials UltraSector ProFund	1.68%	2.68%
Internet UltraSector ProFund	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.68%	2.68%
Precious Metals UltraSector ProFund	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%
Technology UltraSector ProFund	1.68%	2.68%
Telecommunications UltraSector ProFund	1.68%	2.68%
Utilities UltraSector ProFund	1.68%	2.68%
U.S. Government Plus ProFund	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed any expense limitation in place at that time. As of June 30, 2005, the reimbursements that may potentially be made by the ProFunds are as follows:

	Expires 2005	Expires 2006	Expires 2007	Expires 2008
Mid-Cap ProFund	$26,319	$—	$—	$—
Mid-Cap Value ProFund	19,338	—	—	—
Mid-Cap Growth ProFund	36,362	15,904	—	—
Europe 30 ProFund	18,691	—	—	—
UltraMid-Cap ProFund	45,766	—	—	—
UltraDow 30 ProFund	11,224	—	—	—
UltraJapan ProFund	16,276	—	—	—
Short OTC ProFund	9,406	—	—	—
UltraShort Mid-Cap ProFund	—	—	—	1,272
UltraShort Dow 30 ProFund	—	—	5,287	—
Banks UltraSector ProFund	36,691	36,518	—	18,513
Basic Materials UltraSector ProFund	48,894	14,154	—	4,491
Biotechnology UltraSector ProFund	47,051	—	—	—
Consumer Goods UltraSector ProFund	—	—	22,830	22,367
Consumer Services UltraSector ProFund	—	—	37,439	12,688
Financials UltraSector ProFund	33,193	17,346	—	26,616
Health Care UltraSector ProFund	42,551	37,216	1,924	—
Industrials UltraSector ProFund	—	—	—	21,627
Oil & Gas UltraSector ProFund	14,667	9,596	—	—

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

	Expires 2005	Expires 2006	Expires 2007	Expires 2008
Pharmaceuticals UltraSector ProFund	$38,251	$11,723	$—	$—
Precious Metals UltraSector ProFund	21,246	—	—	—
Semiconductor UltraSector ProFund	22,014	—	—	—
Technology UltraSector ProFund	29,917	15,830	—	19,656
Telecommunications UltraSector ProFund	18,182	25,088	—	16,138
Utilities UltraSector ProFund	22,254	16,827	—	—
U.S. Government Plus ProFund	11,913	—	—	—
Rising U.S. Dollar ProFund	—	—	—	34,660

Also, certain parties may voluntarily waive or reimburse expenses in addition to amounts contractually waived or reimbursed under the expense limitation agreement in order to maintain a more competitive expense ratio.

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales
Bull ProFund	$141,773,393	$168,780,670
Mid-Cap ProFund	242,112,931	250,192,529
Small-Cap ProFund	155,922,415	194,945,797
OTC ProFund	220,984,995	311,186,986
Large-Cap Value ProFund	116,501,263	150,772,453
Large-Cap Growth ProFund	142,439,466	136,824,659
Mid-Cap Value ProFund	306,721,587	249,259,922
Mid-Cap Growth ProFund	173,386,584	149,799,793
Small-Cap Value ProFund	195,804,278	317,925,536
Small-Cap Growth ProFund	171,546,387	292,491,419
Europe 30 ProFund	57,337,371	102,430,339
UltraBull ProFund	522,549,856	552,330,610
UltraMid-Cap ProFund	180,971,373	147,428,573
UltraSmall-Cap ProFund	303,312,724	442,455,699
UltraDow 30 ProFund	37,571,680	57,513,148
UltraOTC ProFund	266,457,315	413,799,020
Banks UltraSector ProFund	10,311,006	13,327,221
Basic Materials UltraSector ProFund	41,984,103	44,312,266
Biotechnology UltraSector ProFund	61,923,639	66,012,940
Consumer Goods UltraSector ProFund	13,714,571	16,630,763
Consumer Services UltraSector ProFund	6,666,545	8,071,067
Financials UltraSector ProFund	18,576,808	18,185,759
Health Care UltraSector ProFund	69,870,765	58,219,320
Industrials UltraSector ProFund	4,378,044	5,508,494
Internet UltraSector ProFund	68,867,790	124,333,444
Mobile Telecommunications UltraSector ProFund	39,884,131	68,991,587
Oil & Gas UltraSector ProFund	229,882,617	160,775,262
Pharmaceuticals UltraSector ProFund	24,895,101	26,620,209
Real Estate UltraSector ProFund	142,912,131	148,365,983
Semiconductor UltraSector ProFund	84,828,502	85,156,615
Technology UltraSector ProFund	19,700,663	21,464,202
Telecommunications UltraSector ProFund	12,752,671	17,670,868
Utilities UltraSector ProFund	119,965,390	67,314,055

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$575,830,471	$582,061,223

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

5.	Concentration Risk

Each UltraSector ProFund, UltraShort Dow 30 ProFund and UltraDow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Europe 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total
Bull ProFund	$—	$—	$9,258,549	$1,992,681	$16,069,051	$5,754,932	$33,075,213
Large-Cap Value ProFund*	—	—	—	—	5,296,661	—	5,296,661
Large-Cap Growth ProFund*	—	—	—	—	—	220,453	220,453
Mid-Cap Growth ProFund*	—	—	—	—	153,036	1,664,799	1,817,835
Europe 30 ProFund	—	—	1,113,763	367,681	150,951	—	1,632,395
UltraBull ProFund	—	—	31,521,173	40,128,771	—	—	71,649,944
UltraMid-Cap ProFund*	—	369,579	24,122,480	9,759,870	4,387,266	2,891,942	41,531,137
UltraSmall-Cap ProFund*	—	—	—	23,191,104	—	—	23,191,104
UltraDow 30 ProFund*	—	—	—	—	—	1,552,626	1,552,626
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	1,426,073,853
UltraJapan ProFund	—	272,628	4,957,917	12,191,300	—	5,928,884	23,350,729
Bear ProFund	—	—	—	—	17,600,174	5,859,240	23,459,414
Short Small-Cap ProFund*	—	—	—	—	23,029,868	13,609,742	36,639,610
Short OTC ProFund*	—	—	—	202,576	12,957,772	11,685,825	24,846,173
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	111,365,912
UltraShort Mid-Cap ProFund*	—	—	—	—	—	2,198,641	2,198,641
UltraShort Small-Cap ProFund*	—	—	—	—	—	27,408,893	27,408,893
UltraShort Dow 30 ProFund*	—	—	—	—	—	324,693	324,693
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	276,563,101

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total
Banks UltraSector ProFund*	$—	$—	$—	$—	$103,765	$404,091	$507,856
Basic Materials UltraSector ProFund*	—	—	43,782	3,176,290	201,408	239,714	3,661,194
Biotechnology UltraSector ProFund*	—	801,852	6,914,824	5,470,800	663,988	1,378,292	15,229,756
Consumer Goods UltraSector ProFund*	—	—	—	—	—	518,805	518,805
Consumer Services UltraSector ProFund*	—	—	—	—	—	160,211	160,211
Financials UltraSector ProFund*	—	2,513,967	5,060,053	404,797	868,632	1,141,098	9,988,547
Health Care UltraSector ProFund*	—	609,072	1,079,973	5,272,420	577,068	938,752	8,477,285
Industrial UltraSector ProFund*	—	—	—	—	3,932,699	—	3,932,699
Internet UltraSector ProFund*	—	—	506,890	4,387,428	—	6,572,961	11,467,279
Mobile Telecommunications UltraSector ProFund*	—	—	—	—	3,967,189	—	3,967,189
Pharmaceuticals UltraSector ProFund*	—	1,785,536	1,213,236	1,731,479	2,203,059	1,307,698	8,241,008
Real Estate UltraSector ProFund*	—	905,981	957,144	2,553,791	—	8,924,281	13,341,197
Semiconductor UltraSector ProFund*	—	—	1,714,066	3,163,744	—	12,540,443	17,418,253
Technology UltraSector ProFund*	—	—	5,347,337	3,453,943	—	1,316,092	10,117,372
Telecommunications UltraSector ProFund*	—	—	2,903,618	355,821	1,612,185	—	4,871,624
Utilities UltraSector ProFund*	—	—	—	402,860	—	—	402,860
Rising Rates Opportunity ProFund*	—	—	—	—	—	69,372,045	69,372,045

*	Information reflected as of the ProFund’s tax year end of October 31, 2004.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2005:

Post-October Losses
Bear ProFund	$2,527,431
UltraBear ProFund	14,940,748
UltraShort OTC ProFund	26,072,033

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$103,251,500	$—	$(1,156,912)	$(1,156,912)
Mid-Cap ProFund	92,923,586	6,449,734	(636,923)	5,812,811
Small-Cap ProFund	145,569,586	6,012,661	(1,618,383)	4,394,278
OTC ProFund	43,538,624	3,054,773	(463,981)	2,590,792
Large-Cap Value ProFund	23,629,726	1,577,588	(72,590)	1,504,998
Large-Cap Growth ProFund	26,219,966	—	(1,237,164)	(1,237,164)
Mid-Cap Value ProFund	142,513,677	7,077,664	(1,001,018)	6,076,646
Mid-Cap Growth ProFund	50,891,633	294,079	(564,856)	(270,777)
Small-Cap Value ProFund	57,011,545	—	(1,036,102)	(1,036,102)
Small-Cap Growth ProFund	16,357,816	2,877,532	(156,104)	2,721,428
Europe 30 ProFund	7,811,182	497,440	(26,878)	470,562
UltraBull ProFund	170,926,039	—	(23,824,236)	(23,824,236)
UltraMid-Cap ProFund	132,014,420	6,743,807	(726,567)	6,017,240
UltraSmall-Cap ProFund	168,757,049	3,170,624	(695,223)	2,475,401
UltraDow 30 ProFund	27,153,320	1,516,376	(187,462)	1,328,914
UltraOTC ProFund	595,747,222	—	(229,927,022)	(229,927,022)
UltraJapan ProFund	26,977,000	—	—	—
Bear ProFund	28,783,425	—	—	—
Short Small-Cap ProFund	30,324,520	—	—	—
Short OTC ProFund	25,256,390	—	—	—
UltraBear ProFund	99,993,650	—	—	—
UltraShort Mid-Cap ProFund	6,661,730	—	—	—
UltraShort Small-Cap ProFund	98,629,040	—	—	—
UltraShort Dow 30 ProFund	10,789,120	—	—	—
UltraShort OTC ProFund	191,127,950	—	—	—
Banks UltraSector ProFund	2,747,834	146,225	(7,296)	138,929
Basic Materials UltraSector ProFund	6,910,769	—	(409,546)	(409,546)
Biotechnology UltraSector ProFund	24,611,571	184,892	(77,349)	107,543
Consumer Goods UltraSector ProFund	2,506,852	—	(40,848)	(40,848)
Consumer Services UltraSector ProFund	559,918	—	(48,106)	(48,106)
Financials UltraSector ProFund	7,442,475	168,680	(14,377)	154,303
Health Care UltraSector ProFund	30,151,078	310,912	(175,962)	134,950
Industrials UltraSector ProFund	1,160,434	—	(90,083)	(90,083)
Internet UltraSector ProFund	33,748,970	3,382,379	(246,468)	3,135,911
Mobile Telecommunications UltraSector ProFund	37,302,128	4,601,208	(1,005)	4,600,203
Oil & Gas UltraSector ProFund	147,805,691	13,233,016	(518,941)	12,714,075
Pharmaceuticals UltraSector ProFund	13,892,259	—	(1,028,934)	(1,028,934)
Precious Metals UltraSector ProFund	90,384,000	—	—	—
Real Estate UltraSector ProFund	43,047,453	2,420,922	(23,370)	2,397,552
Semiconductor UltraSector ProFund	41,303,884	—	(5,672,032)	(5,672,032)
Technology UltraSector ProFund	12,052,787	—	(658,711)	(658,711)
Telecommunications UltraSector ProFund	2,769,072	—	(183,311)	(183,311)
Utilities UltraSector ProFund	89,044,347	4,231,245	(70,542)	4,160,703
U.S. Government Plus ProFund	45,932,279	70,800	(563)	70,237
Rising Rates Opportunity 10 ProFund	19,178,566	—	—	—
Rising Rates Opportunity ProFund	547,906,559	—	—	—
Rising U.S. Dollar ProFund	85,698,000	—	—	—
Falling U.S. Dollar ProFund	12,546,000	—	—	—
Money Market ProFund	661,049,032	—	—	—

Scudder Cash Management Portfolio	Portfolio Summary

Asset Allocation	6/30/05	12/31/04
Short Term Notes	26%	20%
Certificates of Deposit and Bank Notes	21%	23%
Time Deposit	16%	5%
Commercial Paper	13%	36%
Repurchase Agreements	6%	3%
Promissory Notes	5%	3%
US Government Sponsored Agencies†	5%	4%
Master Notes	5%	2%
Funding Agreements	3%	3%
Asset Backed	—	1%

	100%	100%

†	Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Scudder Cash Management Portfolio	40 days	32 days
First Tier Institutional Money Fund Average*	33 days	36 days

*	The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average—Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation is subject to change. For more complete details about the Portfolio’s holdings, see pages 14 through 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to moneyfunds.deam-us.db.com and scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Certificates of Deposit and Bank Notes 21.2%
	Principal Amount	Value
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	$25,000,000	$25,000,000
Bank of America NA, 2.92%, 8/3/2005	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi, 3.31%, 8/9/2005	200,000,000	200,000,000
BNP Paribas, 3.02%, 8/22/2005	100,000,000	100,000,000
Calyon, 3.27%, 3/6/2006	55,000,000	55,000,000
Depfa Bank PLC:
3.22%, 2/6/2006	76,000,000	76,000,000
3.22%, 2/6/2006	25,000,000	25,000,000
3.25%, 8/26/2005	35,000,000	35,000,000
European Investment Bank, 4.0%, 8/30/2005	75,000,000	75,077,885
HBOS Treasury Services PLC:
3.04%, 7/5/2005	100,000,000	100,000,000
3.29%, 9/6/2005	40,000,000	40,000,000
3.62%, 4/12/2006	60,000,000	60,000,000
HSBC Bank PLC, 6.5%, 1/24/2006	11,550,000	11,757,184
Landesbank Hessen-Thuringen Girozentrale, 3.06%, 7/5/2005	75,000,000	75,000,248
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Societe Generale:
2.955%, 8/8/2005	35,000,000	35,000,182
3.045%, 7/1/2005	100,000,000	100,000,000
3.265%, 3/3/2006	86,000,000	86,000,000
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.705%, 5/19/2006	10,000,000	10,000,431
3.72%, 6/7/2006	50,000,000	49,995,451
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,998,208
UBS AG, 3.045%, 7/1/2005	200,000,000	200,000,000
UniCredito Italiano SpA:
3.185%, 8/15/2005	150,000,000	150,000,000
3.73%, 4/12/2006	10,000,000	10,000,000
Wells Fargo Bank NA, 3.1%, 7/8/2005	61,000,000	61,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $1,772,829,589)		1,772,829,589

US Government Sponsored Agencies 5.2%
Federal Home Loan Mortgage Corp.:
3.083%*, 10/7/2005	100,000,000	100,000,000
3.184%*, 11/7/2005	50,000,000	50,000,000
Federal National Mortgage Association:
2.84%, 8/3/2005	50,000,000	49,869,833
3.04%*, 9/7/2006	150,000,000	149,867,710
3.15%, 2/8/2006	32,000,000	31,914,449
3.25%*, 12/9/2005	15,000,000	14,995,977

US Government Sponsored Agencies, continued
	Principal Amount	Value
3.314%*, 12/22/2006	$10,000,000	$9,991,270
7.0%, 7/15/2005	30,000,000	30,044,786

TOTAL US GOVERNMENT SPONSORED AGENCIES (Cost $436,684,025)		436,684,025

Short Term Notes* 26.4%
American Express Centurion Bank, 3.111%, 9/1/2005	50,000,000	50,003,225
Australia & New Zealand Banking Group Ltd., 3.28%, 6/23/2010	30,000,000	30,000,000
Beta Finance, Inc., 144A, 3.123%, 4/10/2006	45,000,000	45,011,495
Branch Banking & Trust Co., 3.268%, 3/15/2006	165,000,000	164,968,011
CC (USA), Inc., 3.334%, 11/23/2005	110,000,000	110,021,942
Citigroup, Inc., 3.555%, 3/20/2006	100,000,000	100,121,511
Credit Suisse First Boston, 3.38%, 9/9/2005	50,000,000	50,002,065
Depfa Bank PLC, 3.42%, 9/15/2005	32,000,000	32,000,000
General Electric Capital Corp., 3.6%, 9/23/2005	100,000,000	100,079,651
General Electric Co., 3.211%, 10/24/2005	86,730,000	86,744,475
Greenwich Capital Holdings, Inc.:
3.15%, 12/5/2005	90,000,000	90,000,000
3.17%, 11/14/2005	75,000,000	75,000,000
3.22%, 12/19/2005	50,000,000	50,000,000
Harris Trust & Savings Bank, 3.065%, 2/2/2006	30,000,000	29,999,112
HSBC Finance Corp.:
3.29%, 3/24/2006	25,000,000	25,000,000
3.37%, 8/18/2005	50,000,000	50,008,714
International Business Machines Corp., 3.14%, 3/8/2006	66,000,000	65,993,340
K2 (USA) LLC, 3.115%, 12/7/2005	100,000,000	99,984,753
Merrill Lynch & Co., Inc., 3.18%, 1/4/2006	35,000,000	35,000,000
Morgan Stanley:
3.508%, 11/15/2005	25,000,000	25,000,000
3.518%, 7/1/2005	30,000,000	30,000,000
National City Bank of Cleveland, 3.285%, 10/31/2005	50,000,000	49,999,124
Nationwide Building Society, 144A, 3.255%, 1/13/2006	45,000,000	45,018,099
Northern Rock PLC, 144A, 3.17%, 7/13/2005	40,000,000	40,000,380
Pfizer, Inc., 144A, 3.12%, 10/7/2005	70,000,000	70,000,000
Royal Bank of Scotland PLC, 3.246%, 9/29/2005	70,000,000	69,992,588
Skandinaviska Enskila Banken, 3.27%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 3.17%, 4/28/2006	250,000,000	250,000,000

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2005

Short Term Notes*, continued
	Principal Amount	Value
Tango Finance Corp., 144A, 3.15%, 2/10/2006	$25,000,000	$24,998,503
UniCredito Italiano SpA:
3.258%, 2/28/2006	150,000,000	149,962,459
3.4%, 9/26/2005	75,000,000	74,993,714
Westpac Banking Corp., 3.3%, 9/9/2005	40,000,000	39,997,699

TOTAL SHORT TERM NOTES (Cost $2,209,900,860)		2,209,900,860

Commercial Paper** 13.7%
Atlantis One Funding Corp.:
3.16%, 8/16/2005	76,000,000	75,693,129
3.23%, 8/31/2005	30,339,000	30,172,953
3.28%, 8/9/2005	130,105,000	129,642,693
3.29%, 8/10/2005	180,000,000	179,342,000
Bank of America Corp., 3.25%, 8/9/2005	90,000,000	89,683,125
Citigroup Global Markets Holdings, Inc., 3.22%, 8/25/2005	100,000,000	99,508,056
Edison Asset Securitization LLC, 3.05%, 7/1/2005	33,218,000	33,218,000
General Electric Capital Corp., 3.01%, 7/1/2005	190,000,000	190,000,000
Giro Funding US Corp., 3.1%, 7/5/2005	25,000,000	24,991,389
HBOS Treasury Services PLC, 3.02%, 7/1/2005	50,000,000	50,000,000
Jupiter Securitization Corp., 3.1%, 7/7/2005	12,000,000	11,993,800
RWE AG, 2.92%, 8/8/2005	20,000,000	19,938,355
Sanofi-Aventis, 3.1%, 7/13/2005	90,000,000	89,907,000
Santander Central Hispano Finance (Delaware), Inc., 2.89%, 8/4/2005	90,000,000	89,754,350
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	30,000,000	29,349,729

TOTAL COMMERCIAL PAPER (Cost $1,143,194,579)		1,143,194,579

Master Notes 5.1%
Bear Stearns & Co., Inc., 3.588%*, 12/31/2005 (Cost $425,000,000)	425,000,000	425,000,000

Funding Agreements 2.7%
GE Capital Assurance Co.:
3.396%*, 1/25/2006	75,000,000	75,000,000
3.44%*, 9/1/2005	60,000,000	60,000,000
New York Life Insurance Co., 3.514%*, 9/20/2005	60,000,000	60,000,000
Travelers Insurance Co., 3.546%*, 3/31/2006	30,000,000	30,000,000

TOTAL FUNDING AGREEMENTS (Cost $225,000,000)		225,000,000

Asset Backed 0.3%
	Principal Amount	Value
Volkswagen Auto Lease Trust, “A1”, Series 2005–A, 2.99%, 3/20/2006	$22,799,496	$22,799,496
World Omni Auto Receivables Trust, “A1”, Series 2005–A, 2.78%, 2/12/2006	5,312,561	5,312,561

TOTAL ASSET BACKED (Cost $28,112,057)		28,112,057

Promissory Notes 5.2%
The Goldman Sachs Group, Inc.:
3.256%*, 10/7/2005	100,000,000	100,000,000
3.32%*, 8/10/2005	129,000,000	129,000,000
3.36%*, 2/16/2006	200,000,000	200,000,000
3.538%*, 10/28/2005	9,000,000	9,000,000

TOTAL PROMISSORY NOTES (Cost $438,000,000)		438,000,000

Municipal Bonds and Notes 0.2%
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series B, 2.125%, 12/15/2005 (Cost $14,925,333)	15,000,000	14,925,333

Time Deposits 16.3%
Danske Bank AS, 3.45%, 7/1/2005	200,000,000	200,000,000
ING Belgium NV, 3.375%, 7/1/2005	300,000,000	300,000,000
KBC Bank NV, 3.34%, 7/1/2005	365,541,934	365,541,934
Societe Generale, 3.4%, 7/1/2005	142,683,000	142,683,000
Wells Fargo Bank NA, 3.375%, 7/1/2005	350,000,000	350,000,000

TOTAL TIME DEPOSIT (Cost $1,358,224,934)		1,358,224,934

Repurchase Agreements 5.9%
Countrywide Securities Corp., 3.45%, dated 6/30/2005, to be repurchased at $491,804,156 on 7/1/2005(b) (Cost $491,757,029)	491,757,029	491,757,029

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $8,543,628,406)(a)	102.2	8,543,628,406
Other Assets and Liabilities, Net	(2.2)	(179,210,695)

NET ASSETS	100.0	$8,364,417,711

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2005

**	Annualized yield at the time of purchase; not a coupon rate.
(a)	Cost for federal income tax purposes was $8,543,628,406.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
152,588,132	Federal Home Loan Mortgage Corp.	2.5-6.5	2/2/2007-7/1/2035	132,998,662
363,289,180	Federal National Mortgage Association	3.921-7.0	7/1/2015-5/1/2036	372,464,653

Total Collateral Value				505,463,315

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2005
Assets
Investments in securities, at amortized cost	$8,543,628,406
Cash	137,438
Interest receivable	21,878,852
Other assets	126,370

Total assets	8,565,771,066

Liabilities
Payable for investments purchased	200,000,000
Accrued advisory fee	977,842
Accrued administrator service fee	251,739
Other accrued expenses and payables	123,774

Total liabilities	201,353,355

Net assets, at value	$8,364,417,711

Statement of Operations
For the six months ended June 30, 2005
Investment Income
Income:
Interest	$142,946,528

Expenses:
Advisory fee	7,719,905
Administrator service fees	2,573,301
Auditing	19,912
Legal	14,760
Trustees’ fees and expenses	192,110
Other	109,984

Total expenses, before expense reductions	10,629,972

Expense reductions	(1,416,114)

Total expenses, after expense reductions	9,213,858

Net investment income	133,732,670

Net realized gain (loss) from investment transactions	50,563

Net increase (decrease) in net assets resulting from operations	$133,783,233

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,732,670	$143,447,885
Net realized gain (loss) on investment transactions	50,563	91,685

Net increase (decrease) in net assets resulting from operations	133,783,233	143,539,570

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	55,987,202,678	122,171,335,290
Value of capital withdrawn	(57,568,241,700)	(125,052,740,207)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,581,039,022)	(2,881,404,917)
Increase (decrease) in net assets	(1,447,255,789)	(2,737,865,347)

Net assets at beginning of period	9,811,673,500	12,549,538,847

Net assets at end of period	$8,364,417,711	$9,811,673,500

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2005(a)		2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8,364		9,812	12,550	11,237	10,864	8,806

Ratio of expenses before expense reductions (%)	.21	*	.21	.21	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	2.60	*	1.22	1.04	1.71	4.04	6.28

Total Return (%)(b),(c)	1.30	**	1.26	1.06	1.72	—	—

(a)	For the six months ended June 30, 2005 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

Scudder Cash Management Portfolio

Notes to Financial Statements

June 30, 2005

(Unaudited)

Note 1—Organization and Significant Accounting Policies

A.	Organization

The Scudder Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B.	Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C.	Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

D.	Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

E.	Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

F.	Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (‘‘DeAM, Inc.’’ or the ‘‘Advisor’’), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2005, and through April 30, 2006, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to the shareholders.

Scudder Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

Accordingly, for the six months ended June 30, 2005 the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Annualized Effective Rate
Scudder Cash Management Portfolio	$7,719,905	$1,366,086	0.12%

Investment Company Capital Corp. (“ICCC” or the “Administrator”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the six months ended June 30, 2005, the Advisor agreed to reimburse the Fund $50,028, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note 4—Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 5—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

This Page Intentionally Left Blank

ProFunds™

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commissions’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Not just funds, ProFundsSM

“Standard & Poor’s ,” “S&P,” “S&P 500,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/BarraValue Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange,” “PHLX,” “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Not just funds, ProFundsSM

Classic ProFunds VP

Bull
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

Ultra ProFunds VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

Inverse ProFunds VP

Bear
Short Mid-Cap
Short Small-Cap
Short OTC

Sector ProFunds VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Bond Benchmarked ProFunds VP

U.S. Government Plus
Rising Rates Opportunity

Money Market ProFund VP

Money Market

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP OTC
26	ProFund VP Large-Cap Value
33	ProFund VP Large-Cap Growth
39	ProFund VP Mid-Cap Value
45	ProFund VP Mid-Cap Growth
51	ProFund VP Small-Cap Value
59	ProFund VP Small-Cap Growth
65	ProFund VP Asia 30
70	ProFund VP Europe 30
75	ProFund VP Japan
79	ProFund VP UltraBull
88	ProFund VP UltraMid-Cap
96	ProFund VP UltraSmall-Cap
107	ProFund VP UltraOTC
112	ProFund VP Bear
116	ProFund VP Short Mid-Cap
120	ProFund VP Short Small-Cap
124	ProFund VP Short OTC
128	ProFund VP Banks
133	ProFund VP Basic Materials
138	ProFund VP Biotechnology
143	ProFund VP Consumer Goods
149	ProFund VP Consumer Services
155	ProFund VP Financials
161	ProFund VP Health Care
167	ProFund VP Industrials
173	ProFund VP Internet
177	ProFund VP Oil & Gas
182	ProFund VP Pharmaceuticals
186	ProFund VP Precious Metals
190	ProFund VP Real Estate
195	ProFund VP Semiconductor
200	ProFund VP Technology
206	ProFund VP Telecommunications
210	ProFund VP Utilities
215	ProFund VP U.S. Government Plus
219	ProFund VP Rising Rates Opportunity
223	ProFund VP Money Market

227	Notes to Financial Statements

236	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology-oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Bull
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	92%
Futures Contracts	8%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks (92.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	17,750	$1,283,324
Abbott Laboratories (Pharmaceuticals)	35,875	1,758,233
ACE, Ltd. (Insurance)	6,500	291,525
ADC Telecommunications, Inc. * (Telecommunications)	2,750	59,868
Adobe Systems, Inc. (Software)	11,000	314,820
Advanced Micro Devices, Inc. * (Semiconductors)	9,375	162,563
Aetna, Inc. (Healthcare-Services)	6,500	538,330
Affiliated Computer Services, Inc.—Class A * (Computers)	2,875	146,913
AFLAC, Inc. (Insurance)	11,250	486,900
Agilent Technologies, Inc. * (Electronics)	10,000	230,199
Air Products & Chemicals, Inc. (Chemicals)	5,250	316,575
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	2,000	86,660
Albertson’s, Inc. (Food)	8,250	170,610
Alcoa, Inc. (Mining)	19,875	519,333
Allegheny Energy, Inc. * (Electric)	3,750	94,575
Allegheny Technologies, Inc. (Iron/Steel)	2,000	44,120
Allergan, Inc. (Pharmaceuticals)	3,000	255,720
Allied Waste Industries, Inc. * (Environmental Control)	6,125	48,571
Allstate Corp. (Insurance)	15,375	918,655
Alltel Corp. (Telecommunications)	7,625	474,885
Altera Corp. * (Semiconductors)	8,750	173,425
Altria Group, Inc. (Agriculture)	49,875	3,224,917
Ambac Financial Group, Inc. (Insurance)	2,500	174,400
Amerada Hess Corp. (Oil & Gas)	1,875	199,706
Ameren Corp. (Electric)	4,750	262,675
American Electric Power, Inc. (Electric)	8,875	327,221
American Express Co. (Diversified Financial Services)	27,000	1,437,209
American International Group, Inc. (Insurance)	59,750	3,471,474
American Power Conversion Corp. (Electrical Components & Equipment)	4,250	100,258
American Standard Cos. (Building Materials)	4,125	172,920
AmerisourceBergen Corp. (Pharmaceuticals)	2,375	164,231
Amgen, Inc. * (Biotechnology)	28,875	1,745,783
AmSouth Bancorp (Banks)	8,250	214,500
Anadarko Petroleum Corp. (Oil & Gas)	5,250	431,288
Analog Devices, Inc. (Semiconductors)	8,625	321,798
Andrew Corp. * (Telecommunications)	3,750	47,850
Anheuser-Busch Cos., Inc. (Beverages)	18,250	834,938
AON Corp. (Insurance)	7,375	184,670
Apache Corp. (Oil & Gas)	7,375	476,425
Apartment Investment and Management Co.—Class A ( REIT)	2,125	86,955
Apollo Group, Inc.—Class A * (Commercial Services)	3,875	303,103
Apple Computer, Inc. * (Computers)	18,375	676,384
Applera Corp.—Applied Biosystems Group (Electronics)	4,500	88,515
Applied Materials, Inc. (Semiconductors)	38,625	624,952
Applied Micro Circuits Corp. * (Semiconductors)	7,125	18,240
Archer-Daniels-Midland Co. (Agriculture)	13,875	296,648
Archstone-Smith Trust ( REIT)	4,625	178,618
Ashland, Inc. (Chemicals)	1,500	107,805
AT&T Corp. (Telecommunications)	18,375	349,860
Autodesk, Inc. (Software)	5,250	180,443
Automatic Data Processing, Inc. (Software)	13,625	571,841
AutoNation, Inc. * (Retail)	5,125	105,165
AutoZone, Inc. * (Retail)	1,500	138,690
Avaya, Inc. * (Telecommunications)	11,375	94,640
Avery Dennison Corp. (Household Products/Wares)	2,375	125,780
Avon Products, Inc. (Cosmetics/Personal Care)	11,000	416,350
Baker Hughes, Inc. (Oil & Gas Services)	7,625	390,095
Ball Corp. (Packaging & Containers)	2,500	89,900
Bank of America Corp. (Banks)	92,000	4,196,119
Bank of New York Co., Inc. (Banks)	18,000	518,040
Bard (C.R.), Inc. (Healthcare-Products)	2,375	157,961
Bausch & Lomb, Inc. (Healthcare-Products)	1,250	103,750
Baxter International, Inc. (Healthcare-Products)	14,375	533,313
BB&T Corp. (Banks)	12,625	504,621
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,625	272,843
Becton, Dickinson & Co. (Healthcare-Products)	5,875	308,261
Bed Bath & Beyond, Inc. * (Retail)	6,750	282,015
BellSouth Corp. (Telecommunications)	42,125	1,119,261
Bemis Co., Inc. (Packaging & Containers)	2,500	66,350
Best Buy Co., Inc. (Retail)	5,875	402,731
Big Lots, Inc. * (Retail)	2,625	34,755
Biogen Idec, Inc. * (Biotechnology)	8,000	275,600
Biomet, Inc. (Healthcare-Products)	6,000	207,840
BJ Services Co. (Oil & Gas Services)	3,750	196,800
Black & Decker Corp. (Hand/Machine Tools)	1,875	168,468

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

BMC Software, Inc. * (Software)	4,875	$87,506
Boeing Co. (Aerospace/Defense)	19,250	1,270,499
Boston Scientific Corp. * (Healthcare-Products)	17,125	462,375
Bristol-Myers Squibb Co. (Pharmaceuticals)	44,875	1,120,978
Broadcom Corp.—Class A * (Semiconductors)	6,750	239,693
Brown-Forman Corp. (Beverages)	2,000	120,920
Brunswick Corp. (Leisure Time)	2,250	97,470
Burlington Northern Santa Fe Corp. (Transportation)	8,500	400,180
Burlington Resources, Inc. (Oil & Gas)	8,625	476,445
Calpine Corp. * (Electric)	11,500	39,100
Campbell Soup Co. (Food)	7,375	226,929
Capital One Financial Corp. (Diversified Financial Services)	5,750	460,058
Cardinal Health, Inc. (Pharmaceuticals)	9,750	561,405
Caremark Rx, Inc. * (Pharmaceuticals)	10,500	467,460
Carnival Corp. (Leisure Time)	12,000	654,600
Caterpillar, Inc. (Machinery-Construction & Mining)	7,750	738,653
Cendant Corp. (Commercial Services)	24,125	539,675
CenterPoint Energy, Inc. (Electric)	6,625	87,516
Centex Corp. (Home Builders)	2,875	203,176
CenturyTel, Inc. (Telecommunications)	3,000	103,890
ChevronTexaco Corp. (Oil & Gas)	48,125	2,691,149
Chiron Corp. * (Biotechnology)	3,625	126,476
Chubb Corp. (Insurance)	4,625	395,946
CIENA Corp. * (Telecommunications)	13,000	27,170
CIGNA Corp. (Insurance)	3,000	321,090
Cincinnati Financial Corp. (Insurance)	3,907	154,561
Cinergy Corp. (Electric)	4,500	201,690
Cintas Corp. (Textiles)	3,500	135,100
Circuit City Stores, Inc. (Retail)	4,250	73,483
Cisco Systems, Inc. * (Telecommunications)	147,375	2,816,335
CIT Group, Inc. (Diversified Financial Services)	4,875	209,479
Citigroup, Inc. (Diversified Financial Services)	121,125	5,599,608
Citizens Communications Co. (Telecommunications)	8,000	107,520
Citrix Systems, Inc. * (Software)	3,875	83,933
Clear Channel Communications, Inc. (Media)	11,750	363,428
Clorox Co. (Household Products/Wares)	3,625	201,985
CMS Energy Corp. * (Electric)	5,000	75,300
Coach, Inc. * (Apparel)	8,250	276,953
Coca-Cola Co. (Beverages)	52,750	2,202,312
Coca-Cola Enterprises, Inc. (Beverages)	8,250	181,583
Colgate-Palmolive Co. (Cosmetics/Personal Care)	12,125	605,159
Comcast Corp.—Special Class A * (Media)	51,125	1,569,537
Comerica, Inc. (Banks)	3,875	223,975
Compass Bancshares, Inc. (Banks)	2,875	129,375
Computer Associates International, Inc. (Software)	12,125	333,195
Computer Sciences Corp. * (Computers)	4,375	191,188
Compuware Corp. * (Software)	8,375	60,216
Comverse Technology, Inc. * (Telecommunications)	4,500	106,425
ConAgra Foods, Inc. (Food)	11,875	275,025
ConocoPhillips (Oil & Gas)	31,500	1,810,934
Consolidated Edison, Inc. (Electric)	5,625	263,475
Constellation Energy Group, Inc. (Electric)	4,125	237,971
Convergys Corp. * (Commercial Services)	3,250	46,215
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,125	135,788
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,500	27,855
Corning, Inc. * (Telecommunications)	32,500	540,150
Costco Wholesale Corp. (Retail)	11,000	493,020
Countrywide Credit Industries, Inc. (Diversified Financial Services)	13,500	521,235
CSX Corp. (Transportation)	4,875	207,968
Cummins, Inc. (Machinery-Diversified)	1,000	74,610
CVS Corp. (Retail)	18,625	541,429
Dana Corp. (Auto Parts & Equipment)	3,375	50,659
Danaher Corp. (Miscellaneous Manufacturing)	6,375	333,668
Darden Restaurants, Inc. (Retail)	3,375	111,308
Deere & Co. (Machinery-Diversified)	5,750	376,568
Dell, Inc. * (Computers)	54,625	2,158,233
Delphi Corp. (Auto Parts & Equipment)	11,500	53,475
Delta Air Lines, Inc. * (Airlines)	3,250	12,220
Devon Energy Corp. (Oil & Gas)	10,750	544,810
Dillards, Inc.—Class A (Retail)	1,625	38,058
Dollar General Corp. (Retail)	7,000	142,520
Dominion Resources, Inc. (Electric)	8,000	587,120
Dover Corp. (Miscellaneous Manufacturing)	4,750	172,805
Dow Jones & Co., Inc. (Media)	1,625	57,606
DTE Energy Co. (Electric)	4,000	187,080
Du Pont (Chemicals)	23,250	999,982
Duke Energy Corp. (Electric)	21,250	631,762
Dynegy, Inc.—Class A * (Pipelines)	7,500	36,450
E *TRADE Financial Corp. * (Diversified Financial Services)	8,500	118,915
Eastman Chemical Co. (Chemicals)	1,875	103,406
Eastman Kodak Co. (Miscellaneous Manufacturing)	6,250	167,813
Eaton Corp. (Miscellaneous Manufacturing)	3,375	202,163
eBay, Inc. * (Internet)	27,625	911,901
Ecolab, Inc. (Chemicals)	5,125	165,845
Edison International (Electric)	7,500	304,125
El Paso Corp. (Pipelines)	14,875	171,360
Electronic Arts, Inc. * (Software)	6,375	360,889
Electronic Data Systems Corp. (Computers)	12,000	231,000
Eli Lilly & Co. (Pharmaceuticals)	26,125	1,455,424
EMC Corp. * (Computers)	57,375	786,611
Emerson Electric Co. (Electrical Components & Equipment)	9,625	602,813
Engelhard Corp. (Chemicals)	2,750	78,513
Entergy Corp. (Electric)	4,875	368,306
EOG Resources, Inc. (Oil & Gas)	5,375	305,300
Equifax, Inc. (Commercial Services)	3,000	107,130
Equity Office Properties Trust ( REIT)	9,375	310,313
Equity Residential Properties Trust ( REIT)	6,625	243,933
Exelon Corp. (Electric)	15,625	802,030
Express Scripts, Inc. * (Pharmaceuticals)	3,250	162,435
Exxon Mobil Corp. (Oil & Gas)	145,250	8,347,517
Family Dollar Stores, Inc. (Retail)	3,750	97,875
Fannie Mae (Diversified Financial Services)	22,375	1,306,700
Federated Department Stores, Inc. (Retail)	3,875	283,960
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,250	67,523
FedEx Corp. (Transportation)	7,000	567,070
Fifth Third Bancorp (Banks)	12,375	509,974
First Data Corp. (Software)	18,125	727,538
First Horizon National Corp. (Banks)	2,875	121,325
FirstEnergy Corp. (Electric)	7,625	366,839
Fiserv, Inc. * (Software)	4,500	193,275
Fisher Scientific International, Inc. * (Electronics)	2,750	178,475
Fluor Corp. (Engineering & Construction)	2,000	115,180
Ford Motor Co. (Auto Manufacturers)	39,500	404,480
Forest Laboratories, Inc. * (Pharmaceuticals)	7,625	296,231
Fortune Brands, Inc. (Household Products/Wares)	3,375	299,700
FPL Group, Inc. (Electric)	9,125	383,798
Franklin Resources, Inc. (Diversified Financial Services)	4,625	356,033
Freddie Mac (Diversified Financial Services)	16,000	1,043,680
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,000	149,760
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	9,125	193,268
Gannett Co., Inc. (Media)	5,750	408,998

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Gateway, Inc. * (Computers)	6,875	$22,688
General Dynamics Corp. (Aerospace/Defense)	4,625	506,623
General Electric Co. (Miscellaneous Manufacturing)	247,750	8,584,537
General Mills, Inc. (Food)	8,625	403,564
General Motors Corp. (Auto Manufacturers)	12,375	420,750
Genuine Parts Co. (Distribution/Wholesale)	4,000	164,360
Genzyme Corp.—General Division * (Biotechnology)	5,750	345,518
Georgia Pacific Corp. (Forest Products & Paper)	6,000	190,800
Gilead Sciences, Inc. * (Pharmaceuticals)	10,375	456,396
Gillette Co. (Cosmetics/Personal Care)	23,250	1,177,148
Golden West Financial Corp. (Savings & Loans)	6,250	402,375
Goodrich Corp. (Aerospace/Defense)	2,750	112,640
Great Lakes Chemical Corp. (Chemicals)	1,250	39,338
Guidant Corp. (Healthcare-Products)	7,500	504,750
H & R Block, Inc. (Commercial Services)	3,750	218,813
Halliburton Co. (Oil & Gas Services)	11,625	555,908
Harley-Davidson, Inc. (Leisure Time)	6,500	322,400
Harrah’s Entertainment, Inc. (Lodging)	4,125	297,289
Hartford Financial Services Group, Inc. (Insurance)	6,750	504,765
Hasbro, Inc. (Toys/Games/Hobbies)	3,875	80,561
HCA, Inc. (Healthcare-Services)	9,375	531,281
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,500	143,990
Heinz (H.J.) Co. (Food)	8,125	287,788
Hercules, Inc. * (Chemicals)	2,500	35,375
Hershey Foods Corp. (Food)	5,000	310,500
Hewlett-Packard Co. (Computers)	65,750	1,545,783
Hilton Hotels Corp. (Lodging)	9,000	214,650
Home Depot, Inc. (Retail)	49,000	1,906,099
Honeywell International, Inc. (Miscellaneous Manufacturing)	19,250	705,127
Hospira, Inc. * (Pharmaceuticals)	3,625	141,375
Humana, Inc. * (Healthcare-Services)	3,625	144,058
Huntington Bancshares, Inc. (Banks)	5,250	126,735
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,250	497,999
IMS Health, Inc. (Software)	5,375	133,139
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	4,000	285,400
Intel Corp. (Semiconductors)	143,125	3,729,837
International Business Machines Corp. (Computers)	36,625	2,717,574
International Flavors & Fragrances, Inc. (Chemicals)	2,000	72,440
International Game Technology (Entertainment)	7,750	218,163
International Paper Co. (Forest Products & Paper)	11,000	332,310
Interpublic Group of Cos., Inc. * (Advertising)	10,250	124,845
Intuit, Inc. * (Software)	4,250	191,718
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,125	207,464
J.C. Penney Co., Inc. (Holding Company) (Retail)	6,000	315,480
J.P. Morgan Chase & Co. (Diversified Financial Services)	80,875	2,856,504
Jabil Circuit, Inc. * (Electronics)	4,250	130,603
Janus Capital Group, Inc. (Diversified Financial Services)	5,250	78,960
JDS Uniphase Corp. * (Telecommunications)	34,000	51,680
Jefferson-Pilot Corp. (Insurance)	3,125	157,563
Johnson & Johnson (Healthcare-Products)	69,000	4,484,999
Johnson Controls, Inc. (Auto Parts & Equipment)	4,375	246,444
Jones Apparel Group, Inc. (Apparel)	2,750	85,360
KB Home (Home Builders)	1,875	142,931
Kellogg Co. (Food)	8,125	361,075
Kerr-McGee Corp. (Oil & Gas)	2,625	200,314
KeyCorp (Banks)	9,375	310,781
KeySpan Corp. (Gas)	4,000	162,800
Kimberly-Clark Corp. (Household Products/Wares)	11,000	688,490
Kinder Morgan, Inc. (Pipelines)	2,500	208,000
King Pharmaceuticals, Inc. * (Pharmaceuticals)	5,500	57,310
KLA -Tencor Corp. (Semiconductors)	4,500	196,650
Knight-Ridder, Inc. (Media)	1,750	107,345
Kohls Corp. * (Retail)	7,500	419,325
Kroger Co. * (Food)	16,000	304,480
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,750	210,595
Laboratory Corp. of America Holdings * (Healthcare-Services)	3,125	155,938
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	4,375	116,288
Lexmark International, Inc.—Class A * (Computers)	2,875	186,386
Limited, Inc. (Retail)	8,625	184,748
Lincoln National Corp. (Insurance)	3,875	181,815
Linear Technology Corp. (Semiconductors)	7,250	266,003
Liz Claiborne, Inc. (Apparel)	2,500	99,400
Lockheed Martin Corp. (Aerospace/Defense)	9,500	616,265
Loews Corp. (Insurance)	3,625	280,938
Louisiana-Pacific Corp. (Forest Products & Paper)	2,500	61,450
Lowe’s Cos., Inc. (Retail)	17,625	1,026,127
LSI Logic Corp. * (Semiconductors)	9,000	76,410
Lucent Technologies, Inc. * (Telecommunications)	102,250	297,548
M&T Bank Corp. (Banks)	2,250	236,610
Manor Care, Inc. (Healthcare-Services)	2,000	79,460
Marathon Oil Corp. (Oil & Gas)	7,875	420,289
Marriott International, Inc.—Class A (Lodging)	4,625	315,518
Marsh & McLennan Cos., Inc. (Insurance)	12,625	349,713
Marshall & Ilsley Corp. (Banks)	4,875	216,694
Masco Corp. (Building Materials)	10,000	317,600
Mattel, Inc. (Toys/Games/Hobbies)	9,375	171,563
Maxim Integrated Products, Inc. (Semiconductors)	7,625	291,350
May Department Stores Co. (Retail)	6,750	271,080
Maytag Corp. (Home Furnishings)	1,750	27,405
MBIA, Inc. (Insurance)	3,000	177,930
MBNA Corp. (Diversified Financial Services)	29,375	768,450
McCormick & Co., Inc. (Food)	3,125	102,125
McDonald’s Corp. (Retail)	30,000	832,500
McGraw-Hill Cos., Inc. (Media)	8,875	392,719
McKesson Corp. (Commercial Services)	6,500	291,135
MeadWestvaco Corp. (Forest Products & Paper)	4,250	119,170
Medco Health Solutions, Inc. * (Pharmaceuticals)	6,125	326,830
MedImmune, Inc. * (Biotechnology)	5,625	150,300
Medtronic, Inc. (Healthcare-Products)	28,125	1,456,594
Mellon Financial Corp. (Banks)	9,750	279,728
Merck & Co., Inc. (Pharmaceuticals)	50,250	1,547,700
Mercury Interactive Corp. * (Software)	2,125	81,515
Meredith Corp. (Media)	1,000	49,060
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	106,499
MetLife, Inc. (Insurance)	17,125	769,597
MGIC Investment Corp. (Insurance)	2,125	138,593
Micron Technology, Inc. * (Semiconductors)	14,250	145,493
Microsoft Corp. (Software)	234,250	5,818,769
Millipore Corp. * (Biotechnology)	1,125	63,821
Molex, Inc. (Electrical Components & Equipment)	3,875	100,905
Molson Coors Brewing Co.—Class B (Beverages)	1,875	116,250
Monsanto Co. (Agriculture)	6,000	377,220
Monster Worldwide, Inc. * (Internet)	2,875	82,455
Moody’s Corp. (Commercial Services)	6,250	281,000
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	25,000	1,311,749
Motorola, Inc. (Telecommunications)	56,625	1,033,973
Mylan Laboratories, Inc. (Pharmaceuticals)	5,500	105,820
Nabors Industries, Ltd. * (Oil & Gas)	3,375	204,593
National City Corp. (Banks)	13,500	460,620

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	8,125	$178,994
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,875	184,218
Navistar International Corp. * (Auto Manufacturers)	1,500	48,000
NCR Corp. * (Computers)	4,250	149,260
Network Appliance, Inc. * (Computers)	8,375	236,761
Newell Rubbermaid, Inc. (Housewares)	6,250	149,000
Newmont Mining Corp. (Mining)	10,250	400,058
News Corp.—Class A (Media)	64,875	1,049,678
Nextel Communications, Inc.—Class A * (Telecommunications)	25,875	836,021
NICOR, Inc. (Gas)	1,000	41,170
NIKE, Inc.—Class B (Apparel)	5,250	454,650
NiSource, Inc. (Electric)	6,250	154,563
Noble Corp. (Oil & Gas)	3,000	184,530
Nordstrom, Inc. (Retail)	2,750	186,918
Norfolk Southern Corp. (Transportation)	9,125	282,510
North Fork Bancorp, Inc. (Banks)	10,875	305,479
Northern Trust Corp. (Banks)	4,750	216,553
Northrop Grumman Corp. (Aerospace/Defense)	8,375	462,719
Novell, Inc. * (Software)	8,875	55,025
Novellus Systems, Inc. * (Semiconductors)	3,250	80,308
Nucor Corp. (Iron/Steel)	3,625	165,373
NVIDIA Corp. * (Semiconductors)	4,125	110,220
Occidental Petroleum Corp. (Oil & Gas)	9,000	692,369
Office Depot, Inc. * (Retail)	7,250	165,590
OfficeMax, Inc. (Retail)	1,625	48,376
Omnicom Group, Inc. (Advertising)	4,375	349,388
Oracle Corp. * (Software)	102,625	1,354,649
PACCAR, Inc. (Auto Manufacturers)	4,000	272,000
Pactiv Corp. * (Packaging & Containers)	3,500	75,530
Pall Corp. (Miscellaneous Manufacturing)	2,875	87,285
Parametric Technology Corp. * (Software)	6,250	39,875
ParkerHannifin Corp. (Miscellaneous Manufacturing)	2,750	170,528
Paychex, Inc. (Commercial Services)	8,125	264,388
Peoples Energy Corp. (Gas)	875	38,028
PepsiCo, Inc. (Beverages)	38,625	2,083,046
PerkinElmer, Inc. (Electronics)	3,000	56,700
Pfizer, Inc. (Pharmaceuticals)	167,625	4,623,097
PG&E Corp. (Electric)	8,625	323,783
Phelps Dodge Corp. (Mining)	2,125	196,563
Pinnacle West Capital Corp. (Electric)	2,250	100,013
Pitney Bowes, Inc. (Office/Business Equipment)	5,250	228,638
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,250	154,275
PMC-Sierra, Inc. * (Semiconductors)	4,250	39,653
PNC Financial Services Group (Banks)	6,500	353,990
PPG Industries, Inc. (Chemicals)	4,000	251,040
PPL Corp. (Electric)	4,375	259,788
Praxair, Inc. (Chemicals)	7,375	343,675
Principal Financial Group, Inc. (Insurance)	6,875	288,063
Procter & Gamble Co. (Cosmetics/Personal Care)	57,625	3,039,718
Progress Energy, Inc. (Electric)	5,750	260,130
Progressive Corp. (Insurance)	4,500	444,645
Prologis ( REIT)	4,250	171,020
Providian Financial Corp. * (Diversified Financial Services)	6,750	119,003
Prudential Financial, Inc. (Insurance)	12,000	787,919
Public Service Enterprise Group, Inc. (Electric)	5,625	342,113
Pulte Homes, Inc. (Home Builders)	2,625	221,157
QLogic Corp. * (Semiconductors)	2,125	65,599
Qualcomm, Inc. (Telecommunications)	39,125	1,291,516
Quest Diagnostics, Inc. (Healthcare-Services)	4,250	226,398
Qwest Communications International, Inc. * (Telecommunications)	38,875	144,226
R.R.Donnelley & Sons Co. (Commercial Services)	5,000	172,550
RadioShack Corp. (Retail)	3,625	83,991
Raytheon Co. (Aerospace/Defense)	10,625	415,650
Reebok International, Ltd. (Apparel)	1,375	57,516
Regions Financial Corp. (Banks)	10,625	359,975
Reynolds American, Inc. (Agriculture)	2,875	226,550
Robert Half International, Inc. (Commercial Services)	3,625	90,516
Rockwell Collins, Inc. (Aerospace/Defense)	4,125	196,680
RockwellInternational Corp. (Machinery-Diversified)	4,000	194,840
Rohm & Haas Co. (Chemicals)	4,375	202,738
Rowan Cos., Inc. (Oil & Gas)	2,375	70,561
Ryder System, Inc. (Transportation)	1,500	54,900
Sabre Holdings Corp. (Leisure Time)	3,000	59,850
SAFECO Corp. (Insurance)	2,875	156,228
Safeway, Inc. (Food)	10,000	225,900
Sanmina-SCI Corp. * (Electronics)	11,875	64,956
Sara Lee Corp. (Food)	18,250	361,533
SBC Communications, Inc. (Telecommunications)	75,250	1,787,188
Schering-Plough Corp. (Pharmaceuticals)	34,250	652,805
Schlumberger, Ltd. (Oil & Gas Services)	13,375	1,015,697
Schwab (Diversified Financial Services)	26,875	303,150
Scientific-Atlanta, Inc. (Telecommunications)	3,500	116,445
Sealed Air Corp. * (Packaging & Containers)	1,875	93,356
Sears Holdings Corp. * (Retail)	2,250	337,208
Sempra Energy (Gas)	5,500	227,205
Sherwin-Williams Co. (Chemicals)	2,875	135,384
Siebel Systems, Inc. (Software)	12,000	106,800
Sigma-Aldrich Corp. (Chemicals)	1,625	91,065
Simon Property Group, Inc. ( REIT)	5,000	362,449
SLM Corp. (Diversified Financial Services)	9,625	488,950
Snap-on, Inc. (Hand/Machine Tools)	1,375	47,163
Solectron Corp. * (Electronics)	20,125	76,274
Southern Co. (Electric)	17,375	602,390
Southwest Airlines Co. (Airlines)	17,250	240,293
Sovereign Bancorp, Inc. (Savings & Loans)	8,375	187,098
Sprint Corp. (Telecommunications)	34,000	853,060
St.Jude Medical, Inc. * (Healthcare-Products)	8,250	359,783
St. Paul Cos., Inc. (Insurance)	15,625	617,656
Staples, Inc. (Retail)	16,750	357,110
Starbucks Corp. * (Retail)	9,000	464,940
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,125	300,171
State Street Corp. (Banks)	7,750	373,938
Stryker Corp. (Healthcare-Products)	8,625	410,205
Sun Microsystems, Inc. * (Computers)	78,500	292,805
SunGard Data Systems, Inc. * (Computers)	6,750	237,398
Sunoco, Inc. (Oil & Gas)	1,500	170,520
SunTrust Banks, Inc. (Banks)	7,750	559,860
SuperValu, Inc. (Food)	3,125	101,906
Symantec Corp. * (Internet)	16,375	355,993
Symbol Technologies, Inc. (Electronics)	5,500	54,285
Synovus Financial Corp. (Banks)	7,250	207,858
Sysco Corp. (Food)	14,625	529,278
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,875	179,975
Target Corp. (Retail)	19,875	1,081,398
TECO Energy, Inc. (Electric)	4,750	89,823
Tektronix, Inc. (Electronics)	2,000	46,540
Tellabs, Inc. * (Telecommunications)	9,875	85,913
Temple-Inland, Inc. (Forest Products & Paper)	2,875	106,806
Tenet Healthcare Corp. * (Healthcare-Services)	10,250	125,460
Teradyne, Inc. * (Semiconductors)	4,500	53,865
Texas Instruments, Inc. (Semiconductors)	38,875	1,091,220
Textron, Inc. (Miscellaneous Manufacturing)	3,125	237,031
The AES Corp. * (Electric)	14,500	237,510

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

The Dow Chemical Co. (Chemicals)	21,500	$957,394
The Gap, Inc. (Retail)	17,500	345,625
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	4,000	59,600
The New York Times Co.—Class A (Media)	3,375	105,131
The Pepsi Bottling Group, Inc. (Beverages)	4,500	128,745
The Stanley Works (Hand/Machine Tools)	1,750	79,695
Thermo Electron Corp. * (Electronics)	3,750	100,763
Tiffany & Co. (Retail)	3,375	110,565
Time Warner, Inc. * (Media)	107,625	1,798,413
TJX Cos., Inc. (Retail)	10,625	258,719
Torchmark Corp. (Insurance)	2,375	123,975
Toys R Us, Inc. * (Retail)	5,125	135,710
Transocean Sedco Forex, Inc. * (Oil & Gas)	7,250	391,283
Tribune Co. (Media)	6,875	241,863
TXU Corp. (Electric)	5,500	456,995
Tyco International, Ltd. (Miscellaneous Manufacturing)	46,375	1,354,149
U.S. Bancorp (Banks)	41,875	1,222,750
Union Pacific Corp. (Transportation)	6,000	388,800
Unisys Corp. * (Computers)	7,625	48,266
United Parcel Service, Inc.—Class B (Transportation)	26,250	1,815,450
United States Steel Corp. (Iron/Steel)	2,500	85,925
United Technologies Corp. (Aerospace/Defense)	23,750	1,219,563
UnitedHealth Group, Inc. (Healthcare-Services)	28,875	1,505,542
Univision Communications, Inc. —Class A * (Media)	6,875	189,406
Unocal Corp. (Oil & Gas)	6,250	406,563
UnumProvident Corp. (Insurance)	6,750	123,660
UST, Inc. (Agriculture)	3,875	176,933
V.F. Corp. (Apparel)	2,250	128,745
Valero Energy Corp. (Oil & Gas)	5,750	454,883
Veritas Software Corp. * (Software)	9,750	237,900
Verizon Communications, Inc. (Telecommunications)	63,500	2,193,924
Viacom, Inc.—Class B (Media)	37,250	1,192,745
Visteon Corp. (Auto Parts & Equipment)	2,875	17,336
Vulcan Materials Co. (Building Materials)	2,250	146,228
W.W. Grainger, Inc. (Distribution/Wholesale)	1,875	102,731
Wachovia Corp. (Banks)	36,250	1,797,999
Wal-Mart Stores, Inc. (Retail)	74,625	3,596,924
Walgreen Co. (Retail)	23,625	1,086,513
Walt Disney Co. (Media)	48,125	1,211,787
Washington Mutual, Inc. (Savings & Loans)	20,250	823,972
Waste Management, Inc. (Environmental Control)	13,125	371,963
Waters Corp. * (Electronics)	2,625	97,571
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,500	73,900
WellPoint, Inc. * (Healthcare-Services)	13,875	966,254
Wells Fargo & Co. (Banks)	39,000	2,401,619
Wendy’s International, Inc. (Retail)	2,750	131,038
Weyerhaeuser Co. (Forest Products & Paper)	5,500	350,075
Whirlpool Corp. (Home Furnishings)	1,500	105,165
Williams Cos., Inc. (Pipelines)	13,125	249,375
Wrigley (Wm.) Jr.Co. (Food)	4,500	309,780
Wyeth (Pharmaceuticals)	30,875	1,373,938
Xcel Energy, Inc. (Electric)	9,250	180,560
Xerox Corp. * (Office/Business Equipment)	21,375	294,761
Xilinx, Inc. (Semiconductors)	8,250	210,375
XL Capital, Ltd.—Class A (Insurance)	3,250	241,865
XTO Energy, Inc. (Oil & Gas)	8,125	276,169
Yahoo!, Inc. * (Internet)	30,750	1,065,487
YUM! Brands, Inc. (Retail)	6,750	351,540
Zimmer Holdings, Inc. * (Healthcare-Products)	5,750	437,978
Zions Bancorp (Banks)	2,000	147,060

TOTAL COMMON STOCKS
(Cost $201,140,054)		247,678,760

Repurchase Agreements (8.1%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $21,636,653 (Collateralized by $21,845,000 Federal Home Loan Bank, 4.00%, 2/6/09, market value $22,071,558)	$21,635,000	$21,635,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,635,000)		21,635,000

TOTAL INVESTMENT SECURITIES
(Cost $222,775,054)—100.3%		269,313,760
Net other assets (liabilities)—(0.3)%		(760,081)

NET ASSETS—100.0%		$268,553,679

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $20,912,500)	70	$(157,560)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising		0.2%
Aerospace/Defense		1.9%
Agriculture		1.6%
Airlines		0.1%
Apparel		0.4%
Auto Manufacturers		0.4%
Auto Parts & Equipment		0.2%
Banks		6.0%
Beverages		2.1%
Biotechnology		1.0%
Building Materials		0.2%
Chemicals		1.5%
Commercial Services		0.9%
Computers		3.6%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.5%
Electric		3.1%
Electrical Components & Equipment		0.3%
Electronics		0.4%
Engineering & Construction		NM
Entertainment		0.1%
Environmental Control		0.2%
Food		1.5%
Forest Products & Paper		0.5%
Gas		0.2%
Hand/Machine Tools		0.1%
Healthcare-Products		3.5%
Healthcare-Services		1.6%
Home Builders		0.2%
Home Furnishings		NM
Household Products/Wares		0.5%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Housewares	0.1%
Insurance	4.4%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.3%
Mining	0.5%
Miscellaneous Manufacturing	5.4%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	0.9%
Packaging & Containers	0.1%
Pharmaceuticals	5.8%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	6.0%
Savings & Loans	0.5%
Semiconductors	3.1%
Software	4.1%
Telecommunications	5.4%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other **	7.8%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Bull
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $201,140,054)	$247,678,760
Repurchase agreements, at cost	21,635,000

Total Investment Securities	269,313,760
Cash	158,935
Segregated cash balances with brokers for futures contracts	1,355,004
Dividends and interest receivable	276,682
Receivable for capital shares issued	381
Prepaid expenses	2,430

Total Assets	271,107,192

Liabilities:
Payable for capital shares redeemed	1,962,603
Variation margin on futures contracts	166,861
Advisory fees payable	153,779
Management services fees payable	30,756
Administration fees payable	6,519
Administrative services fees payable	118,125
Distribution fees payable	83,270
Trustee fees payable	38
Transfer agency fees payable	6,999
Fund accounting fees payable	9,862
Compliance services fees payable	1,000
Other accrued expenses	13,701

Total Liabilities	2,553,513

Net Assets	$268,553,679

Net Assets consist of:
Capital	$246,859,561
Accumulated net investment income (loss)	823,314
Accumulated net realized gains (losses) on investments	(25,510,342)
Net unrealized appreciation (depreciation) on investments	46,381,146

Net Assets	$268,553,679

Shares of Beneficial Interest Outstanding	9,899,772

Net Asset Value (offering and redemption price per share)	$27.13

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$2,178,397
Interest	216,064

Total Investment Income	2,394,461

Expenses:
Advisory fees	948,838
Management services fees	189,768
Administration fees	38,918
Transfer agency fees	38,210
Administrative services fees	527,958
Distribution fees	316,279
Custody fees	34,768
Fund accounting fees	53,732
Trustee fees	1,275
Compliance services fees	2,768
Other fees	53,232

Total Expenses	2,205,746

Net Investment Income (Loss)	188,715

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,046,033
Net realized gains (losses) on futures contracts	632,256
Change in net unrealized appreciation/depreciation on investments	(10,597,206)

Net Realized and Unrealized Gains (Losses) on Investments	(5,918,917)

Change in Net Assets Resulting from Operations	$(5,730,202)

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$188,715	$634,599
Net realized gains (losses) on investments	4,678,289	(9,459,955)
Change in net unrealized appreciation/depreciation on investments	(10,597,206)	30,619,700

Change in net assets resulting from operations	(5,730,202)	21,794,344

Distributions to Shareholders From:
Net realized gains on investments	—	(4,679,238)

Change in net assets resulting from distributions	—	(4,679,238)

Capital Transactions:
Proceeds from shares issued	693,522,519	1,845,105,839
Dividends reinvested	—	4,679,238
Cost of shares redeemed	(810,495,714)	(1,698,766,076)

Change in net assets resulting from capital transactions	(116,973,195)	151,019,001

Change in net assets	(122,703,397)	168,134,107
Net Assets:
Beginning of period	391,257,076	223,122,969

End of period	$268,553,679	$391,257,076

Accumulated net investment income (loss)	$823,314	$634,599

Share Transactions:
Issued	25,661,098	70,782,427
Reinvested	—	176,641
Redeemed	(29,941,081)	(65,453,257)

Change in shares	(4,279,983)	5,505,811

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$27.59		$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.48)		2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	(0.46)		2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.38)	—	—	—

Net Asset Value, End of Period	$27.13		$27.59	$25.72	$20.48	$26.94

Total Return	(1.67	)% (c)	8.83%	25.59%	(23.98)%	(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.74%		1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.74%		1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.15%		0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$268,554		$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	96	% (c)	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	6%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Composition
% of Index

Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (85.1%)
	Shares	Value

21st Century Insurance Group (Insurance)	3,575	$53,053
99 Cents Only Stores * (Retail)	8,125	103,269
A.C.Moore Arts & Crafts, Inc. * (Retail)	2,275	71,913
AAR Corp. * (Aerospace/Defense)	5,525	86,798
Aaron Rents, Inc. (Commercial Services)	5,850	145,606
Abaxis, Inc. * (Healthcare-Products)	2,925	31,824
Abgenix, Inc. * (Pharmaceuticals)	13,650	117,117
ABM Industries, Inc. (Commercial Services)	6,175	120,413
Acadia Realty Trust ( REIT)	4,225	78,796
Actuant Corp. * (Miscellaneous Manufacturing)	3,575	171,386
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,550	116,890
Adaptec, Inc. * (Telecommunications)	17,550	68,094
Advanced Digital Information Corp. * (Computers)	10,725	81,510
Advanced Medical Optics, Inc. * (Healthcare-Products)	1,435	57,041
Advisory Board Co. * (Commercial Services)	2,925	142,564
ADVO, Inc. (Advertising)	4,550	144,918
Affordable Residential Communities ( REIT)	4,225	56,404
Agile Software Corp. * (Internet)	8,775	55,283
AirTran Holdings, Inc. * (Airlines)	7,475	68,994
AK Steel Holding Corp. * (Iron/Steel)	18,200	116,662
Alabama National BanCorp (Banks)	1,950	127,472
Alamosa Holdings, Inc. * (Telecommunications)	10,725	149,078
Albany International Corp.—Class A (Machinery-Diversified)	4,225	135,665
Albany Molecular Research, Inc. * (Commercial Services)	3,900	54,600
Albemarle Corp. (Chemicals)	2,925	106,675
Alfa Corp. (Insurance)	5,525	81,328
Alkermes, Inc. * (Pharmaceuticals)	12,675	167,563
Allegheny Technologies, Inc. (Iron/Steel)	9,100	200,746
Alliance Gaming Corp. * (Entertainment)	8,450	118,469
Alpharma, Inc. (Pharmaceuticals)	3,575	51,730
Altiris, Inc. * (Software)	3,575	52,481
AMCOL International Corp. (Mining)	3,575	67,174
American Medical Systems Holdings, Inc. * (Healthcare-Products)	8,450	174,493
American States Water Co. (Water)	2,600	76,362
American Woodmark Corp. (Home Furnishings)	1,950	58,520
AMERIGROUP Corp. * (Healthcare-Services)	2,600	104,520
Amis Holdings, Inc. * (Semiconductors)	5,200	69,368
Amli Residential Properties Trust ( REIT)	4,225	132,074
AmSurg Corp. * (Healthcare-Services)	4,875	134,989
Anaren Microwave, Inc. * (Telecommunications)	3,575	47,011
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,250	98,345
Anixter International, Inc. * (Telecommunications)	4,225	157,042
ANSYS, Inc. * (Software)	5,200	184,651
Anteon International Corp. * (Computers)	3,900	177,918
Anthracite Capital, Inc. ( REIT)	7,475	88,579
Apogee Enterprises, Inc. (Building Materials)	4,550	69,934
Apollo Investment Corp. (Investment Companies)	10,400	191,672
Applera Corp.—Celera Genomics Group * (Biotechnology)	12,025	131,914
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,225	136,425
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,900	135,096
Aptar Group, Inc. (Miscellaneous Manufacturing)	3,900	198,120
aQuantive, Inc. * (Internet)	7,800	138,216
Aquila, Inc. * (Electric)	32,500	117,325
Arbitron, Inc. (Commercial Services)	2,600	111,540
Arch Chemicals, Inc. (Chemicals)	3,575	89,232
Arctic Cat, Inc. (Leisure Time)	2,275	46,706
Argonaut Group, Inc. * (Insurance)	3,900	90,051
Ariad Pharmaceuticals, Inc. * (Biotechnology)	8,775	58,442
Ariba, Inc. * (Internet)	7,475	43,355
Arkansas Best Corp. (Transportation)	3,575	113,721
Armor Holdings, Inc. * (Aerospace/Defense)	3,900	154,479
Atherogenics, Inc. * (Pharmaceuticals)	6,175	98,677
Avanex Corp. * (Telecommunications)	13,325	11,993
Aviall, Inc. * (Distribution/Wholesale)	3,900	123,201
Avista Corp. (Electric)	5,200	96,668
Axcelis Technologies, Inc. * (Semiconductors)	15,925	109,246
Aztar Corp. * (Lodging)	2,600	89,050
Baldor Electric Co. (Hand/Machine Tools)	4,875	118,560
BancorpSouth, Inc. (Banks)	10,075	237,769
Bandag, Inc. (Auto Parts & Equipment)	1,625	74,831
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,900	73,905

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Banner Corp. (Banks)	1,625	$45,516
Banta Corp. (Commercial Services)	2,275	103,194
BE Aerospace, Inc. * (Aerospace/Defense)	6,175	96,515
Bel Fuse, Inc.—Class B (Electronics)	1,950	59,592
Benchmark Electronics, Inc. * (Electronics)	6,175	187,843
Berry Petroleum Co.—Class A (Oil & Gas)	2,925	154,674
Beverly Enterprises, Inc. * (Healthcare-Services)	17,875	227,727
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	10,725	80,330
Black Box Corp. (Telecommunications)	2,600	92,040
Black Hills Corp. (Electric)	2,925	107,786
Blue Coat Systems, Inc. * (Internet)	1,625	48,555
Blyth, Inc. (Household Products/Wares)	3,250	91,163
Bone Care International, Inc. * (Pharmaceuticals)	2,600	85,722
Boston Private Financial Holdings, Inc. (Banks)	4,550	114,660
Bowne & Co., Inc. (Commercial Services)	5,850	84,591
Boyd Gaming Corp. (Lodging)	2,275	116,321
Brady Corp.—Class A (Electronics)	5,850	181,349
Brandywine Realty Trust ( REIT)	3,900	119,535
Bright Horizons Family Solutions, Inc. * (Commercial Services)	4,550	185,275
Broadwing Corp. * (Telecommunications)	6,500	30,030
Brocade Communications Systems, Inc. * (Computers)	42,575	165,191
Brooks Automation, Inc. * (Semiconductors)	6,825	101,351
Brown Shoe Co., Inc. (Retail)	2,925	114,514
Brush Engineered Materials, Inc. * (Mining)	2,925	41,711
Buckeye Technologies, Inc. * (Forest Products & Paper)	4,875	38,854
Burlington Coat Factory Warehouse Corp. (Retail)	2,925	124,722
C&D Technologies, Inc. (Electrical Components & Equipment)	3,575	32,854
C-COR.net Corp. * (Telecommunications)	7,150	48,978
Cabot Microelectronics Corp. * (Chemicals)	3,575	103,639
California Pizza Kitchen, Inc. * (Retail)	3,250	88,628
California Water Service Group (Water)	2,600	97,604
Callaway Golf Co. (Leisure Time)	10,075	155,457
Calpine Corp. * (Electric)	69,225	235,365
Cambrex Corp. (Biotechnology)	3,900	74,295
Capital City Bank Group, Inc. (Banks)	1,625	65,650
Caraustar Industries, Inc. * (Forest Products & Paper)	4,875	51,188
Carpenter Technology Corp. (Iron/Steel)	3,250	168,350
Cascade Bancorp (Banks)	2,925	61,542
Cascade Corp. (Machinery-Diversified)	1,625	70,281
Casella Waste Systems, Inc. * (Environmental Control)	3,250	39,000
Casey’s General Stores, Inc. (Retail)	8,450	167,479
Cash America International, Inc. (Retail)	4,875	98,085
Catalina Marketing Corp. (Advertising)	7,800	198,198
Cathay Bancorp, Inc. (Banks)	7,150	241,026
Cell Therapeutics, Inc. * (Pharmaceuticals)	8,450	22,900
Centene Corp. * (Healthcare-Services)	6,500	218,270
Central Pacific Financial Corp. (Banks)	2,600	92,560
Central Parking Corp. (Commercial Services)	2,925	40,219
Century Aluminum Co. * (Mining)	2,925	59,670
CH Energy Group, Inc. (Electric)	2,600	126,438
Champion Enterprises, Inc. * (Home Builders)	10,400	103,376
Charming Shoppes, Inc. * (Retail)	19,175	178,902
Charter Communications, Inc.—Class A * (Media)	44,850	52,923
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	5,850	128,466
Chattem, Inc. * (Cosmetics/Personal Care)	2,925	121,095
Checkpoint Systems, Inc. * (Electronics)	5,525	97,793
Chemical Financial Corp. (Banks)	3,900	129,129
Cheniere Energy, Inc. * (Oil & Gas)	6,500	202,150
Chesapeake Corp. (Packaging & Containers)	3,250	68,055
Chiquita Brands International, Inc. (Food)	5,850	160,641
Chittenden Corp. (Banks)	4,225	114,920
Chordiant Software, Inc. * (Internet)	12,025	23,449
Christopher & Banks Corp. (Retail)	5,525	100,887
Churchill Downs, Inc. (Entertainment)	1,300	55,237
Ciber, Inc. * (Computers)	8,450	67,431
Cimarex Energy Co. * (Oil & Gas)	10,491	408,204
Cincinnati Bell, Inc. * (Telecommunications)	40,950	176,084
Circor International, Inc. (Metal Fabricate/Hardware)	2,600	64,142
Citizens Banking Corp. (Banks)	7,150	216,072
City Holding Co. (Banks)	2,925	106,821
CKE Restaurants, Inc. (Retail)	8,775	122,148
Clarcor, Inc. (Miscellaneous Manufacturing)	4,550	133,088
CLECO Corp. (Electric)	7,475	161,236
CMGI, Inc. * (Internet)	62,725	118,550
CMS Energy Corp. * (Electric)	22,100	332,826
CNET Networks, Inc. * (Internet)	18,525	217,483
Coeur d’Alene Mines Corp. * (Mining)	35,750	129,773
Cognex Corp. (Machinery-Diversified)	6,500	170,235
Coherent, Inc. * (Electronics)	4,875	175,548
Cohu, Inc. (Semiconductors)	3,575	71,679
Colonial Properties Trust ( REIT)	2,180	95,920
Commerce Group, Inc. (Insurance)	3,575	222,043
Commercial Federal Corp. (Savings & Loans)	4,550	153,244
Commercial Metals Co. (Metal Fabricate/Hardware)	8,450	201,279
Commercial NET Lease Realty ( REIT)	7,800	159,665
Commscope, Inc. * (Telecommunications)	3,575	62,241
Community Bank System, Inc. (Banks)	4,225	103,048
Community Banks, Inc. (Banks)	1,625	42,120
Community Trust Bancorp, Inc. (Banks)	1,950	63,804
Compass Minerals International, Inc. (Mining)	2,600	60,840
CompuCredit Corp. * (Diversified Financial Services)	3,250	111,410
Comstock Resources, Inc. * (Oil & Gas)	3,900	98,631
Conceptus, Inc. * (Healthcare-Products)	4,225	23,871
Concur Technologies, Inc. * (Software)	4,225	44,489
CONMED Corp. * (Healthcare-Products)	4,875	150,004
Consolidated Graphics, Inc. * (Commercial Services)	1,950	79,502
Continental Airlines, Inc.—Class B * (Airlines)	9,100	120,848
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	7,800	144,846
Corporate Office Properties Trust ( REIT)	4,875	143,569
Correctional Properties Trust ( REIT)	1,950	55,185
Corrections Corp.of America * (Commercial Services)	5,200	204,099
Corus Bankshares, Inc. (Banks)	2,600	144,274
CoStar Group, Inc. * (Commercial Services)	2,600	113,360
Cousins Properties, Inc. ( REIT)	3,900	115,362
Coventry Health Care, Inc. * (Healthcare-Services)	2,032	143,764
CRA International, Inc. * (Commercial Services)	1,625	87,506
Cray, Inc. * (Computers)	14,300	17,732
Credence Systems Corp. * (Semiconductors)	13,650	123,533
Crompton Corp. (Chemicals)	19,175	271,325
Cross Country Healthcare, Inc. * (Commercial Services)	3,900	66,300
Crown Holdings, Inc. * (Packaging & Containers)	17,875	254,360
CSK Auto Corp. * (Retail)	6,825	113,841
Cubic Corp. (Electronics)	2,600	46,124
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	6,825	89,885
Cuno, Inc. * (Miscellaneous Manufacturing)	2,925	208,961
Curtiss-Wright Corp. (Aerospace/Defense)	3,250	175,338
CV Therapeutics, Inc. * (Pharmaceuticals)	5,200	116,584
CVB Financial Corp. (Banks)	7,475	147,108
Datascope Corp. (Healthcare-Products)	1,950	65,033
Decode Genetics, Inc. * (Biotechnology)	8,125	76,294
Delphi Financial Group, Inc.—Class A (Insurance)	1,625	71,744

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Delta Air Lines, Inc. * (Airlines)	17,875	$67,210
Deltic Timber Corp. (Forest Products & Paper)	1,625	61,798
Denbury Resources, Inc. * (Oil & Gas)	4,550	180,954
Dendrite International, Inc. * (Software)	6,175	85,215
DHB Industries, Inc. * (Apparel)	3,250	27,463
Diagnostic Products Corp. (Healthcare-Products)	3,250	153,823
Dick’s Sporting Goods, Inc. * (Retail)	4,875	188,125
Digital River, Inc. * (Internet)	4,875	154,781
Digital Theater Systems, Inc. * (Home Furnishings)	2,925	52,153
Digitas, Inc. * (Internet)	9,100	103,831
Dime Community Bancshares, Inc. (Savings & Loans)	5,200	79,040
Dionex Corp. * (Electronics)	3,250	141,733
Direct General Corp. (Insurance)	2,600	48,386
Discovery Laboratories, Inc. * (Pharmaceuticals)	7,800	56,862
Ditech Communications Corp. * (Telecommunications)	4,875	31,639
DJ Orthopedics, Inc. * (Healthcare-Products)	2,925	80,233
Dobson Communications Corp. * (Telecommunications)	18,200	77,532
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,575	135,779
Downey Financial Corp. (Savings & Loans)	2,275	166,529
Drew Industries, Inc. * (Building Materials)	1,300	59,020
DRS Technologies, Inc. (Aerospace/Defense)	2,600	133,328
Dyax Corp. * (Pharmaceuticals)	4,225	19,942
Dycom Industries, Inc. * (Engineering & Construction)	5,200	103,012
Eagle Materials—Class A (Building Materials)	2,600	240,733
EarthLink, Inc. * (Internet)	22,425	194,200
EastGroup Properties, Inc. ( REIT)	2,925	123,172
Eclipsys Corp. * (Software)	6,175	86,882
EDO Corp. (Aerospace/Defense)	2,600	77,766
eFunds Corp. * (Software)	7,475	134,475
El Paso Electric Co. * (Electric)	7,475	152,864
Electro Scientific Industries, Inc. * (Electronics)	4,550	81,354
ElkCorp (Building Materials)	3,250	92,788
Emmis Communications Corp. * (Media)	7,150	126,340
Empire District Electric Co. (Electric)	3,900	93,444
Emulex Corp. * (Semiconductors)	11,700	213,641
Encore Acquisition Co. * (Oil & Gas)	3,575	146,575
Encysive Pharmaceuticals, Inc. * (Biotechnology)	8,775	94,858
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	3,575	103,210
Enterasys Networks, Inc. * (Telecommunications)	35,100	31,590
Entertainment Properties Trust ( REIT)	3,250	149,500
Entravision Communications Corp. * (Media)	8,125	63,294
Entrust Technologies, Inc. * (Internet)	10,725	51,373
Enzo Biochem, Inc. * (Biotechnology)	3,900	69,927
Epicor Software Corp. * (Software)	6,500	85,800
Equity Inns, Inc. ( REIT)	7,475	99,418
Equity Lifestyle Properties, Inc. ( REIT)	2,600	103,376
Equity One, Inc. ( REIT)	4,875	110,663
eResearch Technology, Inc. * (Internet)	5,200	69,628
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,275	229,319
ESS Technology, Inc. * (Semiconductors)	5,525	23,260
Essex Property Trust, Inc. ( REIT)	1,625	134,973
Esterline Technologies Corp. * (Aerospace/Defense)	3,575	143,286
Ethan Allen Interiors, Inc. (Home Furnishings)	1,625	54,454
Excel Technology, Inc. * (Electronics)	1,950	47,385
Exelixis, Inc. * (Biotechnology)	10,400	77,272
Exide Technologies * (Auto Parts & Equipment)	3,900	18,915
ExpressJet Holdings, Inc. * (Airlines)	6,175	52,549
F.N.B. Corp. (Banks)	4,550	89,408
FBL Financial Group, Inc.—Class A (Insurance)	1,950	53,840
FelCor Lodging Trust, Inc. * ( REIT)	8,125	117,650
Ferro Corp. (Chemicals)	4,550	90,363
Fidelity Bankshares, Inc. (Savings & Loans)	3,250	86,190
Filenet Corp. * (Software)	5,850	147,069
Financial Federal Corp. (Diversified Financial Services)	2,275	87,906
Finisar Corp. * (Telecommunications)	27,625	29,006
First BanCorp. (Banks)	5,200	208,779
First Charter Corp. (Banks)	4,875	107,104
First Citizens BancShares, Inc.—Class A (Banks)	975	140,936
First Commonwealth Financial Corp. (Banks)	11,700	160,290
First Community Bancorp—Class A (Banks)	2,275	108,063
First Community Bancshares, Inc. (Banks)	1,625	52,813
First Financial Bancorp (Banks)	5,850	110,565
First Financial Bankshares, Inc. (Banks)	3,033	102,637
First Financial Corp. (Banks)	2,275	65,361
First Financial Holdings, Inc. (Savings & Loans)	1,950	58,325
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	4,225	80,444
First Industrial Realty Trust, Inc. ( REIT)	4,225	168,577
First Merchants Corp. (Banks)	3,250	80,763
First Republic Bank (Banks)	3,250	114,823
FirstFed Financial Corp. * (Savings & Loans)	2,275	135,613
Fisher Communications, Inc. * (Media)	975	46,108
Florida East Coast Industries, Inc. (Transportation)	3,575	154,798
Flowers Foods, Inc. (Food)	5,200	183,871
Flushing Financial Corp. (Savings & Loans)	2,925	53,820
Forest Oil Corp. * (Oil & Gas)	4,225	177,450
Formfactor, Inc. * (Semiconductors)	4,550	120,211
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,600	100,490
Fred’s, Inc. (Retail)	6,500	107,770
Frontier Financial Corp. (Banks)	3,900	98,514
FTI Consulting, Inc. * (Commercial Services)	6,175	129,058
Fuller (H.B.) Co. (Chemicals)	4,225	143,904
Furniture Brands International, Inc. (Home Furnishings)	3,250	70,233
G & K Services, Inc. (Textiles)	2,925	110,360
Gables Residential Trust ( REIT)	1,625	70,249
Gardner Denver, Inc. * (Machinery-Diversified)	2,925	102,609
Gartner Group, Inc. * (Commercial Services)	7,475	79,385
Gateway, Inc. * (Computers)	37,050	122,265
GATX Corp. (Trucking & Leasing)	3,575	123,338
Gaylord Entertainment Co. * (Lodging)	3,900	181,311
GenCorp, Inc. * (Aerospace/Defense)	5,850	112,671
General Cable Corp. * (Electrical Components & Equipment)	6,500	96,395
General Communication, Inc.—Class A * (Telecommunications)	7,475	73,778
Genesee & Wyoming, Inc.—Class A * (Transportation)	2,600	70,746
Genesis Healthcare Corp. * (Healthcare-Services)	3,250	150,410
Gentiva Health Services, Inc. * (Healthcare-Services)	4,225	75,459
Geron Corp. * (Biotechnology)	7,475	57,857
Getty Realty Corp. ( REIT)	2,925	81,023
Gibraltar Industries, Inc. (Iron/Steel)	3,900	72,306
Glacier Bancorp, Inc. (Banks)	5,200	135,876
Glatfelter (Forest Products & Paper)	4,875	60,450
Glimcher Realty Trust ( REIT)	5,525	153,319
Global Industries, Ltd. * (Oil & Gas Services)	13,650	116,025
Global Power Equipment Group, Inc. * (Machinery-Diversified)	5,525	43,924
Golden Telecom, Inc. (Telecommunications)	2,275	69,797
Granite Construction, Inc. (Engineering & Construction)	2,600	73,060

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Graphic Packaging Corp. * (Packaging & Containers)	11,050	$40,333
Gray Television, Inc. (Media)	7,475	90,149
Greif Brothers Corp.—Class A (Packaging & Containers)	2,275	139,003
Grey Wolf, Inc. * (Oil & Gas)	31,200	231,192
Group 1 Automotive, Inc. * (Retail)	2,600	62,504
Guitar Center, Inc. * (Retail)	3,575	208,672
Gymboree Corp. * (Apparel)	5,200	71,032
Hancock Holding Co. (Banks)	4,550	156,520
Handelman Co. (Distribution/Wholesale)	3,900	64,389
Hanover Compressor Co. * (Oil & Gas Services)	7,800	89,778
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,575	133,848
Harland (John H.) Co. (Household Products/Wares)	4,225	160,550
Harleysville National Corp. (Banks)	4,225	97,851
Harris Interactive, Inc. * (Internet)	8,125	39,569
Harvest Natural Resources, Inc. * (Oil & Gas)	5,850	63,941
Haverty Furniture Cos., Inc. (Retail)	3,250	48,035
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	6,175	43,966
Healthcare Realty Trust, Inc. ( REIT)	4,550	175,675
Heartland Express, Inc. (Transportation)	7,800	151,554
Hecla Mining Co. * (Mining)	19,825	90,402
HEICO Corp. (Aerospace/Defense)	3,250	76,083
Helmerich & Payne, Inc. (Oil & Gas)	5,200	243,984
Hibbett Sporting Goods, Inc. * (Retail)	3,900	147,576
Highland Hospitality Corp. ( REIT)	5,850	61,133
Highwoods Properties, Inc. ( REIT)	8,125	241,799
Hollinger International, Inc. (Media)	7,475	74,825
Holly Corp. (Oil & Gas)	3,250	151,678
Hologic, Inc. * (Healthcare-Products)	3,250	129,188
Home Properties of New York, Inc. ( REIT)	2,600	111,852
HomeStore, Inc. * (Internet)	15,925	32,328
Hooper Holmes, Inc. (Commercial Services)	9,425	39,114
Horace Mann Educators Corp. (Insurance)	6,175	116,214
Hot Topic, Inc. * (Retail)	8,125	155,350
Human Genome Sciences, Inc. * (Biotechnology)	19,175	222,046
Hydril Co. * (Oil & Gas Services)	2,600	141,310
Hypercom Corp. * (Telecommunications)	8,450	54,672
IBERIABANK Corp. (Banks)	975	60,070
Identix, Inc. * (Electronics)	14,625	73,564
IDEX Corp. (Machinery-Diversified)	6,175	238,416
IDX Systems Corp. * (Software)	3,575	107,751
IHOP Corp. (Retail)	3,575	155,119
II-VI, Inc. * (Electronics)	3,900	71,721
Imation Corp. (Computers)	5,200	201,707
IMPAC Mortgage Holdings, Inc. ( REIT)	5,850	109,103
Impax Laboratories, Inc. * (Pharmaceuticals)	8,125	127,563
Incyte Genomics, Inc. * (Biotechnology)	10,075	72,036
Independent Bank Corp.—Massachusetts (Banks)	2,600	73,346
Independent Bank Corp.—Michigan (Banks)	2,925	83,187
Infinity Property & Casualty Corp. (Insurance)	3,575	124,696
InFocus Corp. * (Computers)	6,500	26,910
Informatica Corp. * (Software)	14,300	119,977
infoUSA, Inc. (Software)	5,200	60,840
InnKeepers U.S.A Trust ( REIT)	5,525	82,544
Insight Communications Co., Inc. * (Media)	7,475	82,599
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	4,550	72,937
Integra Bank Corp. (Banks)	2,600	58,812
Integrated Device Technology, Inc. * (Semiconductors)	9,750	104,813
Integrated Silicon Solution, Inc. * (Semiconductors)	5,850	43,349
Interactive Data Corp. (Commercial Services)	6,175	128,317
Interdigital Communications Corp. * (Telecommunications)	8,775	153,563
Interface, Inc.—Class A * (Office Furnishings)	7,475	60,174
Internet Capital Group, Inc. * (Internet)	6,500	47,645
Internet Security Systems, Inc. * (Internet)	6,175	125,291
InterVoice-Brite, Inc. * (Computers)	5,850	50,486
Interwoven, Inc. * (Internet)	6,825	51,392
Intrado, Inc. * (Telecommunications)	2,925	43,758
Intuitive Surgical, Inc. * (Healthcare-Products)	5,525	257,685
Invacare Corp. (Healthcare-Products)	3,900	173,004
Inverness Medical Innovation, Inc. * (Healthcare-Products)	2,275	62,108
Investors Real Estate Trust ( REIT)	6,825	65,930
Iomega Corp. * (Computers)	8,450	22,393
Ipass, Inc. * (Internet)	7,475	45,299
Ipayment, Inc. * (Commercial Services)	1,625	59,345
Irwin Financial Corp. (Banks)	2,925	64,906
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	8,775	34,310
Jack in the Box, Inc. * (Retail)	2,925	110,916
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	12,675	136,003
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,225	81,162
Jarden Corp. * (Household Products/Wares)	3,900	210,287
JLG Industries, Inc. (Machinery-Construction & Mining)	6,500	178,620
Jo-Ann Stores, Inc. * (Retail)	3,250	85,768
Jones Lang LaSalle, Inc. * (Real Estate)	4,550	201,247
Journal Register Co. * (Media)	6,500	113,815
Joy Global, Inc. (Machinery-Construction & Mining)	12,025	403,920
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,850	97,988
K2, Inc. * (Leisure Time)	5,200	65,936
Kadant, Inc. * (Machinery-Diversified)	2,275	49,891
Kansas City Southern Industries, Inc. * (Transportation)	6,500	131,170
Kaydon Corp. (Metal Fabricate/Hardware)	4,225	117,666
KCS Energy, Inc. * (Oil & Gas)	8,125	141,131
Keane, Inc. * (Software)	7,475	102,408
Kellwood Co. (Apparel)	3,250	87,425
Kelly Services, Inc.—Class A (Commercial Services)	2,925	83,772
Kennametal, Inc. (Hand/Machine Tools)	5,525	253,321
Kensey Nash Corp. * (Healthcare-Products)	1,625	49,140
Key Energy Group * (Oil & Gas Services)	13,000	157,300
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,600	64,298
KFx, Inc. * (Energy-Alternate Sources)	7,150	102,174
Kilroy Realty Corp. ( REIT)	1,950	92,606
Kimball International, Inc.—Class B (Home Furnishings)	3,575	47,190
Kindred Healthcare, Inc. * (Healthcare-Services)	4,550	180,226
Kirby Corp. * (Transportation)	3,575	161,233
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	19,175	146,114
Knight Transportation, Inc. (Transportation)	6,175	150,238
Kopin Corp. * (Semiconductors)	11,700	59,670
Korn/Ferry International * (Commercial Services)	5,200	92,300
Kronos, Inc. * (Computers)	4,225	170,648
La Quinta Corp. * (Lodging)	31,200	291,096
La-Z-Boy, Inc. (Home Furnishings)	7,800	113,645
LabOne, Inc. * (Healthcare-Services)	2,925	116,444
Labor Ready, Inc. * (Commercial Services)	5,850	136,363
Laclede Group, Inc. (Gas)	3,575	113,542
Laidlaw International * (Transportation)	14,625	352,462
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,550	195,286
Lance, Inc. (Food)	4,225	72,712
Landauer, Inc. (Commercial Services)	1,625	84,354
Landstar System, Inc. * (Transportation)	9,750	293,669
Lasalle Hotel Properties ( REIT)	4,550	149,286

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Lattice Semiconductor Corp. * (Semiconductors)	18,850	$83,694
Lawson Software, Inc. * (Software)	9,100	46,865
Lennox International, Inc. (Building Materials)	6,825	144,485
Levitt Corp.—Class A (Home Builders)	2,600	77,792
Lexicon Genetics, Inc. * (Biotechnology)	10,400	51,376
Libbey, Inc. (Housewares)	2,275	35,968
Lifecell Corp. * (Biotechnology)	4,875	77,074
LifePoint Hospitals, Inc. * (Healthcare-Services)	2,180	110,134
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	11,700	81,315
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,525	183,154
Lindsay Manufacturing Co. (Machinery-Diversified)	1,950	45,981
Linens ’n Things, Inc. * (Retail)	3,900	92,274
Lionbridge Technologies, Inc. * (Internet)	7,800	52,884
Lithia Motors, Inc.—Class A (Retail)	2,275	65,634
Littelfuse, Inc. * (Electrical Components & Equipment)	3,575	99,564
LKQ Corp. * (Distribution/Wholesale)	2,275	61,766
Longview Fibre Co. (Forest Products & Paper)	8,450	173,647
Luminex Corp. * (Healthcare-Products)	4,550	44,772
M/I Schottenstein Homes, Inc. (Home Builders)	1,625	87,913
Macdermid, Inc. (Chemicals)	4,550	141,778
Macrovision Corp. * (Entertainment)	7,150	161,161
Magellan Health Services, Inc. * (Healthcare-Services)	4,550	160,661
Maguire Properties, Inc. ( REIT)	4,875	138,158
Manitowoc Co. (Machinery-Diversified)	3,900	159,978
ManTech International Corp.—Class A * (Software)	2,925	90,792
Marcus Corp. (Lodging)	3,250	68,965
MarineMax, Inc. * (Retail)	1,950	60,938
MatrixOne, Inc. * (Internet)	8,125	40,625
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	5,525	215,253
Mattson Technology, Inc. * (Semiconductors)	6,500	46,540
Maverick Tube Corp. * (Oil & Gas Services)	2,275	67,795
Maximus, Inc. (Commercial Services)	2,925	103,223
MB Financial, Inc. (Banks)	2,925	116,503
McDATA Corp.—Class A * (Computers)	19,500	78,000
McGrath Rentcorp (Commercial Services)	3,250	77,025
Medarex, Inc. * (Pharmaceuticals)	13,325	110,997
Mentor Corp. (Healthcare-Products)	6,825	283,100
Mercury Computer Systems, Inc. * (Computers)	3,575	97,848
MeriStar Hospitality Corp. * ( REIT)	14,625	125,775
Metal Management, Inc. (Environmental Control)	2,925	56,599
Metals USA, Inc. * (Metal Fabricate/Hardware)	3,250	61,815
Methode Electronics, Inc.—Class A (Electronics)	5,850	69,440
MFA Mortgage Investments, Inc. ( REIT)	11,375	84,744
MGE Energy, Inc. (Electric)	3,250	118,235
Micromuse, Inc. * (Software)	13,000	73,580
Micros Systems, Inc. * (Computers)	5,200	232,699
Mid-State Bancshares (Banks)	3,900	108,303
Mindspeed Technologies, Inc. * (Semiconductors)	16,575	20,222
Mine Safety Appliances Co. (Environmental Control)	3,575	165,165
Modine Manufacturing Co. (Auto Parts & Equipment)	3,900	126,984
Molina Healthcare, Inc. * (Healthcare-Services)	1,625	71,923
Monaco Coach Corp. (Home Builders)	3,900	67,041
Moog, Inc.—Class A * (Aerospace/Defense)	6,175	194,450
MPS Group, Inc. * (Commercial Services)	16,250	153,074
MTS Systems Corp. (Computers)	3,575	120,049
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,900	105,690
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,575	44,688
Mykrolis Corp. * (Semiconductors)	6,825	96,983
Nabi Biopharmaceuticals * (Pharmaceuticals)	9,750	148,493
Nara Bancorp, Inc. (Banks)	2,925	42,939
National Financial Partners (Diversified Financial Services)	5,525	216,248
National Health Investors, Inc. ( REIT)	3,900	109,473
National Penn Bancshares, Inc. (Banks)	4,875	121,778
National Western Life Insurance Co.—Class A * (Insurance)	325	63,014
Nationwide Health Properties, Inc. ( REIT)	10,400	245,543
Navigant Consulting Co. * (Commercial Services)	7,475	132,009
NBT Bancorp, Inc. (Banks)	5,525	130,611
NCI Building Systems, Inc * (Building Materials)	2,925	95,940
NCO Group, Inc. * (Commercial Services)	4,550	98,417
NDCHealth Corp. (Software)	2,600	46,722
Newcastle Investment Corp. ( REIT)	4,875	146,981
Newpark Resources, Inc. * (Oil & Gas Services)	13,975	104,813
NMS Communications Corp. * (Telecommunications)	7,800	22,308
North Pittsburgh Systems, Inc. (Telecommunications)	2,600	50,856
Northwest Airlines Corp.—Class A * (Airlines)	11,375	51,870
Northwest Bancorp, Inc. (Savings & Loans)	3,250	69,095
Northwest Natural Gas Co. (Gas)	4,550	173,992
NS Group, Inc. * (Metal Fabricate/Hardware)	2,925	95,092
Nu Skin Enterprises, Inc. (Retail)	8,125	189,312
Nuvelo, Inc. * (Pharmaceuticals)	4,875	37,684
Oceaneering International, Inc. * (Oil & Gas Services)	4,225	163,296
Octel Corp. (Chemicals)	1,950	35,100
Ocwen Financial Corp. * (Savings & Loans)	6,500	43,940
Odyssey Healthcare, Inc. * (Healthcare-Services)	6,175	89,044
Offshore Logistics, Inc. * (Transportation)	3,250	106,730
Ohio Casualty Corp. (Insurance)	10,075	243,613
Oil States International, Inc. * (Oil & Gas Services)	4,875	122,704
Old Dominion Freight Line, Inc. * (Transportation)	2,600	69,758
Old National Bancorp (Banks)	9,425	201,695
Old Second Bancorp, Inc. (Banks)	1,950	56,726
OM Group, Inc. * (Chemicals)	3,575	88,267
OMEGA Healthcare Investors, Inc. ( REIT)	7,800	100,308
ON Semiconductor Corp. * (Semiconductors)	20,150	92,690
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,225	100,893
Open Solutions, Inc. * (Software)	1,950	39,605
Opsware, Inc. * (Internet)	8,450	43,264
OraSure Technologies, Inc. * (Healthcare-Products)	6,500	64,935
Orbital Sciences Corp. * (Aerospace/Defense)	7,150	70,785
Oriental Financial Group, Inc. (Banks)	2,925	44,636
OrthoLogic Corp. * (Healthcare-Products)	5,850	22,640
Oscient Pharmaceuticals Corp. * (Biotechnology)	10,075	26,699
Otter Tail Power Co. (Electric)	4,225	115,469
Overseas Shipholding Group, Inc. (Transportation)	1,625	96,931
Overstock.com, Inc. * (Internet)	1,950	69,420
Owens & Minor, Inc. (Distribution/Wholesale)	6,175	199,761
Oxford Industries, Inc. (Apparel)	2,275	97,939
P.F. Chang’s China Bistro, Inc. * (Retail)	2,600	153,348
Pacific Capital Bancorp (Banks)	7,475	277,172
Packeteer, Inc. * (Software)	5,525	77,903
PalmOne, Inc. * (Computers)	4,225	125,778
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,300	41,353
Parametric Technology Corp. * (Software)	44,525	284,069
PAREXEL International Corp. * (Commercial Services)	4,225	83,866
Park National Corp. (Banks)	1,950	215,474
Parker Drilling Co. * (Oil & Gas)	15,600	109,356
Paxar Corp. * (Electronics)	5,850	103,838
Payless ShoeSource, Inc. * (Retail)	10,075	193,439
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,250	239,004
Peet’s Coffee & Tea, Inc. * (Beverages)	1,950	64,428
Penn Virginia Corp. (Oil & Gas)	2,925	130,660
Pennsylvania REIT	4,550	216,124

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Pep Boys-Manny, Moe & Jack (Retail)	3,900	$52,806
Per-Se Technologies, Inc. * (Software)	3,900	81,978
Perot Systems Corp.—Class A * (Computers)	12,675	180,238
Perrigo Co. (Pharmaceuticals)	10,075	140,446
PFF Bancorp, Inc. (Savings & Loans)	2,275	68,910
Pharmos, Corp. * (Pharmaceuticals)	2,925	7,166
Philadelphia Consolidated Holding Corp. * (Insurance)	2,925	247,922
Pinnacle Entertainment, Inc. * (Entertainment)	5,850	114,426
Pixelworks, Inc. * (Semiconductors)	6,825	58,559
Plains Exploration & Production Co. * (Oil & Gas)	9,750	346,417
Plug Power, Inc. * (Energy-Alternate Sources)	8,125	55,656
PNM Resources, Inc. (Electric)	7,800	224,718
PolyOne Corp. * (Chemicals)	15,275	101,121
Post Properties, Inc. ( REIT)	6,500	234,714
Powerwave Technologies, Inc. * (Telecommunications)	10,725	109,610
Prentiss Properties Trust ( REIT)	4,875	177,644
Presidential Life Corp. (Insurance)	3,575	61,168
Price Communications Corp. * (Telecommunications)	5,850	101,205
PRIMEDIA, Inc. * (Media)	22,100	89,505
Primus Telecommunications Group, Inc. * (Telecommunications)	12,350	7,781
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	4,875	123,630
PrivateBancorp, Inc. (Banks)	2,600	91,988
ProAssurance Corp. * (Insurance)	4,225	176,436
ProQuest Co. * (Internet)	3,900	127,881
Prosperity Bancshares, Inc. (Banks)	2,600	74,386
Provident Bankshares Corp. (Banks)	5,525	176,303
Provident Financial Services, Inc. (Savings & Loans)	9,100	159,887
PS Business Parks, Inc. ( REIT)	1,950	86,678
PSS World Medical, Inc. * (Healthcare-Products)	11,375	141,619
Quanta Services, Inc. * (Commercial Services)	12,025	105,820
Quantum Corp. * (Computers)	29,900	88,803
R & G Financial Corp.—Class B (Banks)	4,225	74,740
RailAmerica, Inc. * (Transportation)	5,850	69,615
RAIT Investment Trust ( REIT)	3,250	97,338
Ralcorp Holdings, Inc. (Food)	4,225	173,859
Range Resources Corp. (Oil & Gas)	11,375	305,987
RARE Hospitality International, Inc. * (Retail)	5,525	168,346
RC2 Corp. * (Toys/Games/Hobbies)	2,275	85,472
Reader’s Digest Association, Inc. (Media)	11,375	187,687
RealNetworks, Inc. * (Internet)	18,525	92,069
Realty Income Corp. ( REIT)	8,450	211,587
Red Robin Gourmet Burgers, Inc. * (Retail)	1,950	120,861
Regal-Beloit Corp. (Hand/Machine Tools)	4,225	123,201
Reliance Steel & Aluminum Co. (Iron/Steel)	2,925	108,430
Revlon, Inc.—Class A * (Cosmetics/Personal Care)	24,375	74,831
RF Micro Devices, Inc. * (Telecommunications)	28,600	155,297
RLI Corp. (Insurance)	3,250	144,950
Rock-Tenn Co. (Forest Products & Paper)	4,875	61,669
Rogers Corp. * (Electronics)	2,600	105,430
RTI International Metals, Inc. * (Mining)	3,575	112,291
Ruddick Corp. (Food)	5,525	141,053
Russell Corp. (Apparel)	4,875	99,694
Ryan’s Restaurant Group, Inc. * (Retail)	7,150	100,172
Ryerson Tull, Inc. (Iron/Steel)	3,900	55,653
S & T Bancorp, Inc. (Banks)	3,900	140,790
S1 Corp. * (Internet)	11,700	55,107
Safeguard Scientifics, Inc. * (Software)	19,825	25,376
SafeNet, Inc. * (Telecommunications)	3,900	132,834
Saga Communications, Inc. * (Media)	2,600	36,400
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	5,850	103,311
Sandy Spring Bancorp, Inc. (Banks)	2,275	79,693
Sapient Corp. * (Internet)	13,000	103,090
Scansoft, Inc. * (Software)	13,325	50,369
ScanSource, Inc. * (Distribution/Wholesale)	1,950	83,733
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,950	60,704
SCP Pool Corp. (Distribution/Wholesale)	8,775	307,915
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,600	167,179
Secure Computing Corp. * (Internet)	5,850	63,648
Select Comfort Corp. * (Retail)	5,525	118,401
Sensient Technologies Corp. (Chemicals)	7,150	147,361
Sequa Corp.—Class A * (Aerospace/Defense)	975	64,516
SERENA Software, Inc. * (Software)	4,225	81,543
Shaw Group, Inc. * (Engineering & Construction)	9,100	195,740
Shopko Stores, Inc. * (Retail)	4,875	118,511
Sierra Pacific Resources * (Electric)	17,550	218,498
Silgan Holdings, Inc. (Packaging & Containers)	1,950	109,668
Silicon Graphics, Inc. * (Computers)	43,550	30,921
Silicon Image, Inc. * (Semiconductors)	12,350	126,711
Silicon Storage Technology, Inc. * (Computers)	13,000	52,390
Simmons First National Corp.—Class A (Banks)	2,600	70,486
Simpson Manufacturing Co., Inc. (Building Materials)	5,850	178,718
Sinclair Broadcast Group, Inc.—Class A (Media)	7,475	67,873
Six Flags, Inc. * (Entertainment)	14,300	66,495
SkyWest, Inc. (Airlines)	9,750	177,256
Skyworks Solutions, Inc. * (Semiconductors)	21,775	160,481
Sonic Automotive, Inc. (Retail)	3,900	82,914
Sonic Solutions * (Electronics)	2,925	54,405
SonoSite, Inc. * (Healthcare-Products)	2,600	80,704
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	6,175	84,598
Southern Union Co. * (Gas)	5,850	143,618
Southwest Gas Corp. (Gas)	5,200	132,652
Southwestern Energy Co. * (Oil & Gas)	10,400	488,591
Spartech Corp. (Chemicals)	4,225	75,205
Speedway Motorsports, Inc. (Entertainment)	2,600	95,056
Spherion Corp. * (Commercial Services)	10,075	66,495
SRA International, Inc.—Class A * (Computers)	3,250	112,840
St.Mary Land & Exploration Co. (Oil & Gas)	8,450	244,881
Standard Microsystems Corp. * (Semiconductors)	2,925	68,387
Standex International Corp. (Miscellaneous Manufacturing)	1,950	55,400
StarTek, Inc. (Commercial Services)	1,950	32,019
State Auto Financial Corp. (Insurance)	2,275	70,616
STERIS Corp. (Healthcare-Products)	7,475	192,630
Sterling Bancorp (Banks)	2,600	55,510
Sterling Bancshares, Inc. (Banks)	7,475	116,311
Sterling Financial Corp.—Pennsylvania (Banks)	4,468	95,213
Sterling Financial Corp.—Spokane * (Savings & Loans)	3,900	145,860
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,875	110,468
Stewart Enterprises, Inc.—Class A (Commercial Services)	17,875	116,903
Strayer Education, Inc. (Commercial Services)	2,275	196,241
Suffolk Bancorp (Banks)	1,950	62,966
Superior Energy Services, Inc. * (Oil & Gas Services)	9,100	161,980
SureWest Communications (Telecommunications)	2,275	58,354
Susquehanna Bancshares, Inc. (Banks)	7,800	191,802
Swift Energy Co. * (Oil & Gas)	3,900	139,698
Sybron Dental Special, Inc. * (Healthcare-Products)	6,500	244,529
Sycamore Networks, Inc. * (Telecommunications)	28,925	99,791
Symmetricom, Inc. * (Telecommunications)	7,475	77,516
Take-Two Interactive Software, Inc. * (Software)	7,150	181,967

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

TALX Corp. (Computers)	3,250	$93,958
Taubman Centers, Inc. ( REIT)	7,150	243,743
Techne Corp. * (Healthcare-Products)	5,850	268,573
Technitrol, Inc. (Electronics)	6,175	87,253
Tecumseh Products Co. (Machinery-Diversified)	2,600	71,344
Tel Offshore Trust (Oil & Gas Services)	150	1,496
Teledyne Technologies, Inc. * (Aerospace/Defense)	5,525	180,005
TeleTech Holdings, Inc. * (Commercial Services)	6,175	50,326
Telik, Inc. * (Biotechnology)	6,500	105,690
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	6,825	113,568
Terex Corp. * (Machinery-Construction & Mining)	4,550	179,270
Tesoro Petroleum Corp. (Oil & Gas)	6,500	302,380
Tessera Technologies, Inc. * (Semiconductors)	3,900	130,298
TETRA Technologies, Inc. * (Oil & Gas Services)	3,575	113,864
Texas Industries, Inc. (Building Materials)	2,925	164,473
The Cato Corp.—Class A (Retail)	4,875	100,669
The Finish Line, Inc.—Class A (Retail)	6,500	122,980
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	23,400	348,660
The Medicines Co. * (Pharmaceuticals)	7,475	174,839
The Men’s Wearhouse, Inc. * (Retail)	2,925	100,708
The Phoenix Cos., Inc. (Insurance)	14,625	174,038
The Steak n Shake Co. * (Retail)	3,900	72,618
The Stride Rite Corp. (Apparel)	6,500	89,635
Thomas Industries, Inc. (Machinery-Diversified)	2,275	90,909
Thor Industries, Inc. (Home Builders)	3,250	102,148
THQ, Inc. * (Software)	4,875	142,691
Tierone Corp. (Savings & Loans)	3,250	88,173
Titan Corp. * (Aerospace/Defense)	13,325	303,010
Toro Co. (Housewares)	2,600	100,386
Town & Country Trust ( REIT)	2,925	83,392
Trammell Crow Co. * (Real Estate)	5,525	133,926
Transaction Systems Architect, Inc. * (Software)	6,175	152,089
Transkaryotic Therapies, Inc. * (Biotechnology)	4,875	178,328
Transmeta Corp. * (Semiconductors)	24,700	15,067
Tredegar Corp. (Miscellaneous Manufacturing)	4,550	70,980
Triad Guaranty, Inc. * (Insurance)	1,625	81,884
Triarc Cos., Inc. (Retail)	5,850	86,931
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,925	93,688
TriQuint Semiconductor, Inc. * (Semiconductors)	22,750	75,758
Triumph Group, Inc. * (Aerospace/Defense)	2,600	90,376
TrustCo Bank Corp.NY (Banks)	12,350	161,291
Trustmark Corp. (Banks)	7,800	228,227
TTM Technologies, Inc. * (Electronics)	6,825	51,938
Tyler Technologies, Inc. * (Computers)	6,175	46,683
UbiquiTel, Inc. * (Telecommunications)	11,700	95,472
UICI (Insurance)	5,525	164,479
UIL Holdings Corp. (Electric)	1,625	87,441
UMB Financial Corp. (Banks)	2,600	148,278
Unit Corp. * (Oil & Gas)	3,575	157,336
United Auto Group, Inc. (Retail)	2,600	77,480
United Community Banks, Inc. (Banks)	4,875	126,848
United Community Financial Corp. (Savings & Loans)	4,550	49,777
United Fire & Casualty Co. (Insurance)	2,600	115,492
United Online, Inc. (Internet)	8,775	95,297
United Rentals, Inc. * (Commercial Services)	2,925	59,114
United Surgical Partners International, Inc. * (Healthcare-Services)	4,550	236,963
Universal American Financial Corp. * (Insurance)	4,550	102,921
Universal Corp. (Agriculture)	3,900	170,742
Universal Forest Products, Inc. (Building Materials)	2,600	107,770
Universal Health Realty Income Trust ( REIT)	1,950	74,315
Universal Technical Institute, Inc. * (Commercial Services)	2,275	75,530
Univest Corp. of Pennsylvania (Banks)	1,950	58,422
Unizan Financial Corp. (Banks)	3,575	95,774
Unova, Inc. * (Machinery-Diversified)	8,125	216,369
URS Corp. * (Engineering & Construction)	2,925	109,249
Urstadt Biddle Properties—Class A ( REIT)	3,575	61,919
USEC, Inc. (Mining)	12,675	185,561
Vail Resorts, Inc. * (Entertainment)	3,250	91,325
Valeant Pharmaceuticals International (Pharmaceuticals)	7,475	131,784
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,275	58,695
ValueClick, Inc. * (Internet)	13,325	164,296
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	3,900	144,299
Vertex Pharmaceuticals, Inc. * (Biotechnology)	13,000	218,919
Viasys Healthcare, Inc. * (Healthcare-Products)	5,200	117,468
Vicor Corp. (Electrical Components & Equipment)	3,250	44,200
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	7,800	217,619
Vignette Corp. * (Internet)	4,810	54,113
Vintage Petroleum, Inc. (Oil & Gas)	4,875	148,541
Vishay Intertechnology, Inc. * (Electronics)	2,998	35,586
Visteon Corp. (Auto Parts & Equipment)	14,950	90,149
Vitesse Semiconductor Corp. * (Semiconductors)	36,075	75,397
W-H Energy Services, Inc. * (Oil & Gas Services)	4,225	105,329
W.R.Grace & Co. * (Chemicals)	11,050	86,080
Wabtec Corp. (Machinery-Diversified)	5,850	125,658
Walter Industries, Inc. (Holding Companies-Diversified)	3,900	156,780
Washington REIT	6,500	202,799
Washington Trust Bancorp, Inc. (Banks)	2,275	62,949
Watsco, Inc. (Distribution/Wholesale)	3,575	152,295
Watson Wyatt & Co. Holdings (Commercial Services)	5,525	141,605
Watts Industries, Inc.—Class A (Electronics)	3,575	119,727
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	7,475	89,550
WCI Communities, Inc. * (Home Builders)	2,600	83,278
webMethods, Inc. * (Internet)	7,800	43,680
Weis Markets, Inc. (Food)	1,950	75,641
Werner Enterprises, Inc. (Transportation)	6,825	134,043
Wesbanco, Inc. (Banks)	2,925	87,809
WESCO International, Inc. * (Distribution/Wholesale)	2,925	91,787
West Coast Bancorp (Banks)	2,600	63,466
West Pharmaceutical Services, Inc. (Healthcare-Products)	5,200	145,860
Westamerica Bancorporation (Banks)	3,900	205,958
Wild Oats Markets, Inc. * (Food)	5,200	59,540
Winn-Dixie Stores, Inc. * (Food)	13,650	14,879
Winnebago Industries, Inc. (Home Builders)	3,250	106,437
Wintrust Financial Corp. (Banks)	3,250	170,138
WMS Industries, Inc. * (Leisure Time)	3,250	109,688
Wolverine World Wide, Inc. (Apparel)	9,100	218,490
Woodward Governor Co. (Electronics)	1,625	136,549
World Fuel Services Corp. (Retail)	3,250	76,083
X-Rite, Inc. (Electronics)	3,575	41,148
Yankee Candle Co., Inc. (Household Products/Wares)	4,875	156,488
Zenith National Insurance Corp. (Insurance)	1,300	88,218
Zoll Medical Corp. * (Healthcare-Products)	1,625	41,356
Zoran Corp. * (Semiconductors)	7,150	95,024
Zymogenetics, Inc. * (Pharmaceuticals)	3,250	57,200

TOTAL COMMON STOCKS (Cost $76,634,806)		88,265,809

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (13.6%)
	Principal
	Amount	Value

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $14,049,073 (Collateralized by $14,246,000 various U.S. Government Agency Obligations, 0.26%-4.48%, 9/15/05-5/5/08, market value $14,324,984)	$14,048,000	$14,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,048,000)		14,048,000

TOTAL INVESTMENT SECURITIES
(Cost $90,682,806)—98.7%		102,313,809
Net other assets (liabilities)—1.3%		1,301,809

NET ASSETS—100.0%		$103,615,618

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $11,532,600)	36	$208,638

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $5,189,670)	81	(16,442)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $3,451,691)	5,396	62,461
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $5,247,664)	8,204	94,918

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.3%
Aerospace/Defense	1.9%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.7%
Auto Parts & Equipment	1.0%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.5%
Building Materials	1.1%
Chemicals	1.4%
Commercial Services	3.9%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	0.7%
Electric	2.1%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.7%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.8%
Healthcare-Products	2.9%
Healthcare-Services	2.3%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Housewares	0.1%
Insurance	2.5%
Internet	2.5%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.4%
Lodging	0.7%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.7%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.1%
Oil & Gas	4.4%
Oil & Gas Services	1.5%
Packaging & Containers	0.6%
Pharmaceuticals	2.6%
Real Estate	0.3%
Real Estate Investment Trust	5.8%
Retail	4.5%
Savings & Loans	1.6%
Semiconductors	2.2%
Software	2.5%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	14.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $76,634,807)	$88,265,809
Repurchase agreements, at cost	14,048,000

Total Investment Securities	102,313,809
Cash	17,739
Segregated securities balances with brokers for futures contracts	322,740
Dividends and interest receivable	95,577
Receivable for capital shares issued	983,345
Unrealized appreciation on swap agreements	157,379
Prepaid expenses	1,148

Total Assets	103,891,737

Liabilities:
Payable for capital shares redeemed	1,078
Variation margin on futures contracts	37,620
Advisory fees payable	65,034
Management services fees payable	13,007
Administration fees payable	2,760
Administrative services fees payable	65,017
Distribution fees payable	65,017
Trustee fees payable	16
Transfer agency fees payable	2,964
Fund accounting fees payable	4,533
Compliance services fees payable	424
Other accrued expenses	18,649

Total Liabilities	276,119

Net Assets	$103,615,618

Net Assets consist of:
Capital	$84,780,044
Accumulated net investment income (loss)	(31,887)
Accumulated net realized gains (losses) on investments	6,886,883
Net unrealized appreciation (depreciation) on investments	11,980,578

Net Assets	$103,615,618

Shares of Beneficial Interest Outstanding	2,949,277

Net Asset Value (offering and redemption price per share)	$35.13

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$374,344
Interest	467,916

Total Investment Income	842,260

Expenses:
Advisory fees	410,224
Management services fees	82,045
Administration fees	17,866
Transfer agency fees	18,514
Administrative services fees	136,741
Distribution fees	136,741
Custody fees	14,083
Fund accounting fees	28,021
Trustee fees	609
Compliance services fees	1,363
Other fees	27,940

Total Expenses	874,147

Net Investment Income (Loss)	(31,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,119,621)
Net realized gains (losses) on futures contracts	(161,206)
Net realized gains (losses) on swap agreements	(110,586)
Change in net unrealized appreciation/depreciation on investments	(2,032,144)

Net Realized and Unrealized Gains (Losses) on Investments	(4,423,557)

Change in Net Assets Resulting from Operations	$(4,455,444)

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(31,887)	$(510,941)
Net realized gains (losses) on investments	(2,391,413)	10,400,670
Change in net unrealized appreciation/depreciation on investments	(2,032,144)	5,941,465

Change in net assets resulting from operations	(4,455,444)	15,831,194

Distributions to Shareholders From:
Net realized gains on investments	—	(3,376,608)

Change in net assets resulting from distributions	—	(3,376,608)

Capital Transactions:
Proceeds from shares issued	73,372,247	322,048,784
Dividends reinvested	—	3,376,608
Cost of shares redeemed	(113,128,990)	(317,386,979)

Change in net assets resulting from capital transactions	(39,756,743)	8,038,413

Change in net assets	(44,212,187)	20,492,999
Net Assets:
Beginning of period	147,827,805	127,334,806

End of period	$103,615,618	$147,827,805

Accumulated net investment income (loss)	$(31,887)	$—

Share Transactions:
Issued	2,168,041	9,772,348
Reinvested	—	100,464
Redeemed	(3,332,676)	(9,785,966)

Change in shares	(1,164,635)	86,846

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$35.93		$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.01)		(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.79)		5.34	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	(0.80)		5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.92)	—	—	—

Net Asset Value, End of Period	$35.13		$35.93	$31.62	$22.15	$28.56

Total Return	(2.23	)% (c)	16.74%	42.75%	(22.44)%	(4.80	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.60%		1.61%	1.73%	1.97%	2.65%
Net expenses (d)	1.60%		1.61%	1.73%	1.97%	2.25%
Net investment income (loss) (d)	(0.06)%		(0.44)%	(0.52)%	(0.62)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$103,616		$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate (e)	12	% (c)	161%	189%	527%	2,627	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved on average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents. NM Not meaningful, amount is less than 0.5%.

NASDAQ-100 - Composition
% of Index

Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2005
(unaudited)

Common Stocks (100.2%)
	Shares	Value

Adobe Systems, Inc. (Software)	32,370	$926,429
Altera Corp. * (Semiconductors)	35,358	700,796
Amazon.com, Inc. * (Internet)	18,426	609,532
American Power Conversion Corp. (Electrical Components & Equipment)	13,197	311,317
Amgen, Inc. * (Biotechnology)	39,093	2,363,564
Apollo Group, Inc.—Class A * (Commercial Services)	12,450	973,839
Apple Computer, Inc. * (Computers)	77,937	2,868,861
Applied Materials, Inc. * (Semiconductors)	57,519	930,657
ATI Technologies, Inc. * (Semiconductors)	16,932	200,644
Autodesk, Inc. (Software)	16,185	556,278
BEA Systems, Inc. * (Software)	24,651	216,436
Bed Bath & Beyond, Inc. * (Retail)	26,892	1,123,548
Biogen Idec, Inc. * (Biotechnology)	25,398	874,961
Biomet, Inc. (Healthcare-Products)	22,908	793,533
Broadcom Corp.—Class A * (Semiconductors)	17,181	610,097
C.H. Robinson Worldwide, Inc. (Transportation)	5,727	333,311
Career Education Corp. * (Commercial Services)	6,972	255,245
CDW Corp. (Distribution/Wholesale)	5,727	326,954
Check Point Software Technologies, Ltd. * (Internet)	16,683	330,323
Chiron Corp. * (Biotechnology)	17,679	616,820
Cintas Corp. (Textiles)	13,944	538,238
Cisco Systems, Inc. * (Telecommunications)	154,629	2,954,960
Citrix Systems, Inc. * (Software)	13,695	296,634
Cognizant Technology Solutions Corp. * (Computers)	8,964	422,473
Comcast Corp.—Special Class A * (Media)	64,491	1,979,874
Comverse Technology, Inc. * (Telecommunications)	14,193	335,664
Costco Wholesale Corp. (Retail)	16,932	758,892
Dell, Inc. * (Computers)	60,258	2,380,794
DENTSPLY International, Inc. (Healthcare-Products)	5,229	282,366
Dollar Tree Stores, Inc. * (Retail)	7,221	173,304
eBay, Inc. * (Internet)	68,226	2,252,140
EchoStar Communications Corp.—Class A (Media)	14,940	450,441
Electronic Arts, Inc. * (Software)	20,916	1,184,055
Expeditors International of Washington, Inc. (Transportation)	6,972	347,276
Express Scripts, Inc. * (Pharmaceuticals)	8,964	448,021
Fastenal Co. (Distribution/Wholesale)	4,980	305,075
Fiserv, Inc. * (Software)	16,185	695,146
Flextronics International, Ltd. * (Electronics)	41,583	549,311
Garmin, Ltd. (Electronics)	6,723	287,408
Genzyme Corp.—General Division * (Biotechnology)	21,414	1,286,767
Gilead Sciences, Inc. * (Pharmaceuticals)	30,129	1,325,375
Intel Corp. (Semiconductors)	146,412	3,815,496
InterActiveCorp * (Internet)	46,314	1,113,852
Intersil Corp.—Class A (Semiconductors)	10,458	196,297
Intuit, Inc. * (Software)	15,438	696,408
Invitrogen Corp. * (Biotechnology)	3,237	269,610
JDS Uniphase Corp. * (Telecommunications)	111,801	169,938
Juniper Networks, Inc. * (Telecommunications)	24,153	608,173
KLA -Tencor Corp. * (Semiconductors)	16,185	707,285
Lam Research Corp. * (Semiconductors)	9,711	281,036
Lamar Advertising Co. * (Advertising)	5,727	244,944
Level 3 Communications, Inc. * (Telecommunications)	46,563	94,523
Liberty Global, Inc.—Class A * (Media)	11,703	546,179
Lincare Holdings, Inc. * (Healthcare-Services)	6,474	264,398
Linear Technology Corp. (Semiconductors)	27,639	1,014,075
Marvell Technology Group, Ltd. * (Semiconductors)	18,177	691,453
Maxim Integrated Products, Inc. (Semiconductors)	31,125	1,189,286
MCI, Inc. (Telecommunications)	23,904	614,572
MedImmune, Inc. * (Biotechnology)	17,928	479,036
Mercury Interactive Corp. * (Software)	6,225	238,791
Microchip Technology, Inc. (Semiconductors)	11,703	346,643
Microsoft Corp. (Software)	251,988	6,259,382
Millennium Pharmaceuticals, Inc. * (Biotechnology)	22,908	212,357
Molex, Inc. (Electrical Components & Equipment)	6,723	175,067
Network Appliance, Inc. * (Computers)	25,896	732,080
Nextel Communications, Inc.—Class A * (Telecommunications)	95,616	3,089,353
Novellus Systems, Inc. * (Semiconductors)	9,462	233,806
NTL, Inc. * (Telecommunications)	6,225	425,915
Oracle Corp. * (Software)	145,167	1,916,204
PACCAR, Inc. (Auto Manufacturers)	13,197	897,396

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Patterson Dental Co. * (Healthcare-Products)	8,964	$404,097
Paychex, Inc. (Commercial Services)	24,402	794,041
Petsmart, Inc. (Retail)	9,711	294,729
Pixar Animation Studios * (Software)	7,968	398,798
QLogic Corp. * (Semiconductors)	6,225	192,166
Qualcomm, Inc. (Telecommunications)	133,464	4,405,646
Research In Motion, Ltd. * (Computers)	12,948	954,915
Ross Stores, Inc. (Retail)	9,960	287,944
SanDisk Corp. * (Computers)	11,205	265,895
Sanmina-SCI Corp. * (Electronics)	38,097	208,391
Sears Holdings Corp. (Retail)	11,703	1,753,929
Siebel Systems, Inc. * (Software)	41,085	365,657
Sigma-Aldrich Corp. (Chemicals)	4,482	251,171
Sirius Satellite Radio, Inc. * (Media)	97,110	629,273
Smurfit-Stone Container Corp. * (Packaging & Containers)	16,932	172,198
Staples, Inc. (Retail)	33,615	716,672
Starbucks Corp. * (Retail)	36,603	1,890,910
Sun Microsystems, Inc. * (Computers)	100,347	374,294
Symantec Corp. * (Internet)	50,298	1,093,479
Synopsys, Inc. * (Computers)	8,964	149,430
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	8,715	278,444
Tellabs, Inc. * (Telecommunications)	17,430	151,641
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	31,374	976,986
VeriSign, Inc. * (Internet)	16,932	486,964
Veritas Software Corp. * (Software)	29,631	722,996
Whole Foods Market, Inc. (Food)	4,233	500,764
Wynn Resorts, Ltd. * (Lodging)	7,470	353,107
Xilinx, Inc. (Semiconductors)	31,623	806,387
XM Satellite Radio Holdings, Inc.—Class A * (Media)	14,691	494,499
Yahoo!, Inc. * (Internet)	45,567	1,578,897

TOTAL COMMON STOCKS (Cost $61,615,882)		84,655,234

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $459,035 (Collateralized by $463,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $465,067)	$459,000	459,000

TOTAL REPURCHASE AGREEMENTS (Cost $459,000)		459,000

TOTAL INVESTMENT SECURITIES (Cost $62,074,882)—100.7%		85,114,234
Net other assets (liabilities)—(0.7)%		(553,957)

NET ASSETS—100.0%		$84,560,277

* Non-income producing security
ADR American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $450,900)	3	$(11,714)

Futures Contracts Sold

E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $120,200)	4	2,623

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.2%
Chemicals	0.3%
Commercial Services	2.4%
Computers	9.6%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.2%
Food	0.6%
Healthcare-Products	1.8%
Healthcare-Services	0.3%
Internet	8.8%
Lodging	0.4%
Media	4.8%
Packaging & Containers	0.2%
Pharmaceuticals	3.3%
Retail	8.3%
Semiconductors	14.1%
Software	17.2%
Telecommunications	15.6%
Textiles	0.6%
Transportation	0.8%
Other **	(0.2)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $61,615,882)	$84,655,234
Repurchase agreements, at cost	459,000

Total Investment Securities	85,114,234
Cash	2,876
Segregated cash balances with brokers for futures contracts	39,380
Dividends and interest receivable	3,241
Receivable for investments sold	2,379,766
Receivable for capital shares issued	535
Prepaid and other expenses	2,689

Total Assets	87,542,721

Liabilities:
Payable for capital shares redeemed	2,834,962
Variation margin on futures contracts	2,380
Advisory fees payable	61,555
Management services fees payable	12,311
Administration fees payable	2,607
Administrative services fees payable	41,014
Distribution fees payable	20,521
Trustee fees payable	15
Transfer agency fees payable	2,798
Fund accounting fees payable	3,881
Compliance services fees payable	400

Total Liabilities	2,982,444

Net Assets	$84,560,277

Net Assets consist of:
Capital	$101,306,670
Accumulated net investment income (loss)	(557,168)
Accumulated net realized gains (losses) on investments	(39,219,486)
Net unrealized appreciation (depreciation) on investments	23,030,261

Net Assets	$84,560,277

Shares of Beneficial Interest Outstanding	5,617,501

Net Asset Value (offering and redemption price per share)	$15.05

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$148,433
Interest	39,140

Total Investment Income	187,573

Expenses:
Advisory fees	310,845
Management services fees	62,169
Administration fees	14,403
Transfer agency fees	10,241
Administrative services fees	207,139
Distribution fees	103,615
Custody fees	7,907
Fund accounting fees	14,193
Trustee fees	345
Compliance services fees	792
Other fees	13,092

Total Expenses	744,741

Net Investment Income (Loss)	(557,168)
Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	6,418,788
Net realized gains (losses) on futures contracts	(961,648)
Change in net unrealized appreciation/depreciation on investments	(15,749,044)

Net Realized and Unrealized Gains (Losses) on Investments	(10,291,904)

Change in Net Assets Resulting from Operations	$(10,849,072)

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP OTC

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(557,168)	$(875,899)
Net realized gains (losses) on investments	5,457,140	4,962,895
Change in net unrealized appreciation/depreciation on investments	(15,749,044)	(2,861,669)

Change in net assets resulting from operations	(10,849,072)	1,225,327

Distributions to Shareholders From:
Net realized gains on investments	—	(4,161,155)

Change in net assets resulting from distributions	—	(4,161,155)

Capital Transactions:
Proceeds from shares issued	194,704,996	869,073,576
Dividends reinvested	—	4,161,155
Cost of shares redeemed	(256,439,352)	(867,158,341)

Change in net assets resulting from capital transactions	(61,734,356)	6,076,390

Change in net assets	(72,583,428)	3,140,562
Net Assets:
Beginning of period	157,143,705	154,003,143

End of period	$84,560,277	$157,143,705

Accumulated net investment income (loss)	$(557,168)	$—

Share Transactions:
Issued	12,749,175	55,447,672
Reinvested	—	269,854
Redeemed	(16,681,701)	(55,923,469)

Change in shares	(3,932,526)	(205,943)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$16.45		$15.79	$10.76	$17.53	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.10)		(0.12)	(0.22)	(0.23)	(0.27)
Net realized and unrealized gains (losses) on investments	(1.30)		1.42	5.25	(6.54)	(12.20)

Total income (loss) from investment activities	(1.40)		1.30	5.03	(6.77)	(12.47)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.64)	—	—	—

Net Asset Value, End of Period	$15.05		$16.45	$15.79	$10.76	$17.53

Total Return	(8.51	)% (c)	8.53%	46.75%	(38.62)%	(41.57	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.80%		1.87%	1.95%	2.03%	1.91%
Net expenses (d)	1.80%		1.87%	1.95%	1.98%	1.91%
Net investment income (loss) (d)	(1.35)%		(0.75)%	(1.68)%	(1.75)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s).	$84,560		$157,144	$154,003	$76,250	$70,774
Portfolio turnover rate (e)	171	% (c)	540%	510%	534%	918	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Value - Composition
% of Index

Financial	36.95%
Communications	13.78%
Consumer, Non-cyclical	9.91%
Industrial	8.54%
Energy	8.19%
Consumer, Cyclical	7.39%
Utilities	6.23%
Technology	5.17%
Basic Materials	3.84%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks (100.2%)
	Shares	Value

ACE, Ltd. (Insurance)	2,056	$92,212
ADC Telecommunications, Inc. * (Telecommunications)	771	16,785
Advanced Micro Devices, Inc. * (Semiconductors)	2,827	49,020
Aetna, Inc. (Healthcare-Services)	2,056	170,278
Affiliated Computer Services, Inc.—Class A * (Computers)	1,028	52,531
AFLAC, Inc. (Insurance)	3,598	155,721
Agilent Technologies, Inc. * (Electronics)	3,084	70,994
Air Products & Chemicals, Inc. (Chemicals)	1,799	108,480
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	514	22,272
Albertson’s, Inc. (Food)	2,827	58,462
Alcoa, Inc. (Mining)	6,425	167,885
Allegheny Energy, Inc. * (Electric)	1,285	32,408
Allied Waste Industries, Inc. * (Environmental Control)	2,056	16,304
Allstate Corp. (Insurance)	4,883	291,758
Alltel Corp. (Telecommunications)	2,313	144,054
Ambac Financial Group, Inc. (Insurance)	771	53,785
Amerada Hess Corp. (Oil & Gas)	514	54,746
Ameren Corp. (Electric)	1,542	85,273
American Electric Power, Inc. (Electric)	2,827	104,231
American International Group, Inc. (Insurance)	19,018	1,104,945
American Power Conversion Corp. (Electrical Components & Equipment)	1,285	30,313
AmerisourceBergen Corp. (Pharmaceuticals)	771	53,315
AmSouth Bancorp (Banks)	2,570	66,820
Anadarko Petroleum Corp. (Oil & Gas)	1,799	147,788
Andrew Corp. * (Telecommunications)	1,285	16,397
AON Corp. (Insurance)	2,313	57,918
Apache Corp. (Oil & Gas)	2,313	149,420
Apartment Investment and Management Co.—Class A ( REIT)	771	31,549
Applera Corp.—Applied Biosystems Group (Electronics)	1,542	30,331
Applied Materials, Inc. (Semiconductors)	12,079	195,439
Applied Micro Circuits Corp. * (Semiconductors)	2,313	5,921
Archer-Daniels-Midland Co. (Agriculture)	4,626	98,904
Archstone-Smith Trust ( REIT)	1,542	59,552
Ashland, Inc. (Chemicals)	514	36,941
AT&T Corp. (Telecommunications)	5,911	112,545
AutoNation, Inc. * (Retail)	1,542	31,642
Bank of America Corp. (Banks)	29,555	1,348,003
Bank of New York Co., Inc. (Banks)	5,654	162,722
Bausch & Lomb, Inc. (Healthcare-Products)	514	42,662
BB&T Corp. (Banks)	4,112	164,357
Bear Stearns Cos., Inc. (Diversified Financial Services)	771	80,138
BellSouth Corp. (Telecommunications)	13,621	361,910
Bemis Co., Inc. (Packaging & Containers)	771	20,462
Big Lots, Inc. * (Retail)	771	10,208
Biogen Idec, Inc. * (Biotechnology)	2,570	88,536
BMC Software, Inc. * (Software)	1,542	27,679
Brunswick Corp. (Leisure Time)	771	33,400
Burlington Northern Santa Fe Corp. (Transportation)	2,827	133,095
Burlington Resources, Inc. (Oil & Gas)	2,827	156,163
Calpine Corp. * (Electric)	3,855	13,107
Capital One Financial Corp. (Diversified Financial Services)	1,799	143,938
Cardinal Health, Inc. (Pharmaceuticals)	3,084	177,577
Caremark Rx, Inc. * (Pharmaceuticals)	3,341	148,741
Carnival Corp. (Leisure Time)	3,855	210,290
Cendant Corp. (Commercial Services)	7,710	172,474
CenterPoint Energy, Inc. (Electric)	2,056	27,160
Centex Corp. (Home Builders)	1,028	72,649
CenturyTel, Inc. (Telecommunications)	1,028	35,600
ChevronTexaco Corp. (Oil & Gas)	15,420	862,287
Chiron Corp. * (Biotechnology)	1,028	35,867
Chubb Corp. (Insurance)	1,542	132,011
CIENA Corp. * (Telecommunications)	4,369	9,131
CIGNA Corp. (Insurance)	1,028	110,027
Cincinnati Financial Corp. (Insurance)	1,285	50,835
Cinergy Corp. (Electric)	1,542	69,112
Cintas Corp. (Textiles)	1,028	39,681
Circuit City Stores, Inc. (Retail)	1,285	22,218
CIT Group, Inc. (Diversified Financial Services)	1,542	66,260
Citigroup, Inc. (Diversified Financial Services)	38,293	1,770,285
Clear Channel Communications, Inc. (Media)	3,855	119,235

See accompanying notes to the financial statements.

26

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

CMS Energy Corp. * (Electric)	1,542	$23,223
Coca-Cola Enterprises, Inc. (Beverages)	2,570	56,566
Comcast Corp.—Special Class A * (Media)	16,191	497,064
Comerica, Inc. (Banks)	1,285	74,273
Compass Bancshares, Inc. (Banks)	1,028	46,260
Computer Associates International, Inc. (Software)	3,855	105,935
Computer Sciences Corp. * (Computers)	1,285	56,155
Compuware Corp. * (Software)	2,827	20,326
Comverse Technology, Inc. * (Telecommunications)	1,542	36,468
ConAgra Foods, Inc. (Food)	3,855	89,282
ConocoPhillips (Oil & Gas)	10,280	590,997
Consolidated Edison, Inc. (Electric)	1,799	84,265
Constellation Energy Group, Inc. (Electric)	1,285	74,132
Convergys Corp. * (Commercial Services)	1,028	14,618
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	771	49,267
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	514	9,545
Costco Wholesale Corp. (Retail)	3,598	161,262
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,369	168,687
CSX Corp. (Transportation)	1,542	65,782
Cummins, Inc. (Machinery-Diversified)	257	19,175
CVS Corp. (Retail)	5,911	171,833
Dana Corp. (Auto Parts & Equipment)	1,028	15,430
Deere & Co. (Machinery-Diversified)	1,799	117,816
Delphi Corp. (Auto Parts & Equipment)	4,112	19,121
Devon Energy Corp. (Oil & Gas)	3,598	182,347
Dillards, Inc.—Class A (Retail)	514	12,038
Dominion Resources, Inc. (Electric)	2,570	188,612
Dover Corp. (Miscellaneous Manufacturing)	1,542	56,098
DTE Energy Co. (Electric)	1,285	60,099
Duke Energy Corp. (Electric)	6,939	206,296
Dynegy, Inc.—Class A * (Pipelines)	2,570	12,490
E *TRADE Financial Corp. * (Diversified Financial Services)	2,827	39,550
Eastman Chemical Co. (Chemicals)	514	28,347
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,056	55,204
Eaton Corp. (Miscellaneous Manufacturing)	1,028	61,577
Edison International (Electric)	2,313	93,792
El Paso Corp. (Pipelines)	4,883	56,252
Electronic Data Systems Corp. (Computers)	3,855	74,209
EMC Corp. * (Computers)	17,733	243,119
Engelhard Corp. (Chemicals)	771	22,012
Entergy Corp. (Electric)	1,542	116,498
Equity Office Properties Trust ( REIT)	3,084	102,081
Equity Residential Properties Trust ( REIT)	2,056	75,702
Exelon Corp. (Electric)	4,883	250,645
Family Dollar Stores, Inc. (Retail)	1,285	33,539
Fannie Mae (Diversified Financial Services)	7,196	420,246
Federated Department Stores, Inc. (Retail)	1,285	94,165
FedEx Corp. (Transportation)	2,313	187,376
Fifth Third Bancorp (Banks)	3,855	158,865
First Horizon National Corp. (Banks)	1,028	43,382
FirstEnergy Corp. (Electric)	2,313	111,278
Fiserv, Inc. * (Software)	1,285	55,191
Fisher Scientific International, Inc. * (Electronics)	771	50,038
Ford Motor Co. (Auto Manufacturers)	13,621	139,479
FPL Group, Inc. (Electric)	2,827	118,904
Freddie Mac (Diversified Financial Services)	5,140	335,282
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	3,084	65,319
Gannett Co., Inc. (Media)	1,799	127,963
General Dynamics Corp. (Aerospace/Defense)	1,542	168,910
General Motors Corp. (Auto Manufacturers)	4,112	139,808
Genuine Parts Co. (Distribution/Wholesale)	1,285	52,801
Georgia Pacific Corp. (Forest Products & Paper)	1,799	57,208
Golden West Financial Corp. (Savings & Loans)	2,056	132,365
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,341	340,849
Goodrich Corp. (Aerospace/Defense)	771	31,580
Great Lakes Chemical Corp. (Chemicals)	257	8,088
Hartford Financial Services Group, Inc. (Insurance)	2,313	172,966
Hasbro, Inc. (Toys/Games/Hobbies)	1,285	26,715
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,799	47,098
Hewlett-Packard Co. (Computers)	21,331	501,491
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,168	225,934
Humana, Inc. * (Healthcare-Services)	1,285	51,066
Huntington Bancshares, Inc. (Banks)	1,799	43,428
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,056	163,822
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,285	91,685
International Paper Co. (Forest Products & Paper)	3,598	108,696
Interpublic Group of Cos., Inc. * (Advertising)	3,084	37,563
ITT Industries, Inc. (Miscellaneous Manufacturing)	771	75,273
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,056	108,104
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,957	916,801
Jabil Circuit, Inc. * (Electronics)	1,285	39,488
Janus Capital Group, Inc. (Diversified Financial Services)	1,799	27,057
JDS Uniphase Corp. * (Telecommunications)	10,794	16,407
Jefferson-Pilot Corp. (Insurance)	1,028	51,832
Johnson Controls, Inc. (Auto Parts & Equipment)	1,542	86,861
Jones Apparel Group, Inc. (Apparel)	771	23,932
KB Home (Home Builders)	514	39,182
Kerr-McGee Corp. (Oil & Gas)	771	58,835
KeyCorp (Banks)	3,084	102,235
KeySpan Corp. (Gas)	1,285	52,300
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,799	18,746
KLA-Tencor Corp. (Semiconductors)	1,542	67,385
Knight-Ridder, Inc. (Media)	514	31,529
Kohls Corp. * (Retail)	2,313	129,320
Kroger Co. * (Food)	5,397	102,705
L-3 Communications Holdings, Inc. (Aerospace/Defense)	771	59,043
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,028	51,297
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,285	34,155
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,056	204,120
Lincoln National Corp. (Insurance)	1,285	60,292
Liz Claiborne, Inc. (Apparel)	771	30,655
Loews Corp. (Insurance)	1,285	99,588
Louisiana-Pacific Corp. (Forest Products & Paper)	771	18,951
LSI Logic Corp. * (Semiconductors)	2,827	24,001
M&T Bank Corp. (Banks)	771	81,078
Manor Care, Inc. (Healthcare-Services)	514	20,421
Marathon Oil Corp. (Oil & Gas)	2,570	137,161
Marsh & McLennan Cos., Inc. (Insurance)	3,855	106,784
Marshall & Ilsley Corp. (Banks)	1,542	68,542
Masco Corp. (Building Materials)	3,084	97,948
Mattel, Inc. (Toys/Games/Hobbies)	3,084	56,437
MayDepartment Stores Co. (Retail)	2,313	92,890
MBIA, Inc. (Insurance)	1,028	60,971
MBNA Corp. (Diversified Financial Services)	9,252	242,032
McDonald’s Corp. (Retail)	9,252	256,742
McKesson Corp. (Commercial Services)	2,056	92,088
MeadWestvaco Corp. (Forest Products & Paper)	1,285	36,031

See accompanying notes to the financial statements.

27

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Medco Health Solutions, Inc. * (Pharmaceuticals)	2,056	$109,708
Mellon Financial Corp. (Banks)	3,084	88,480
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,939	381,714
MetLife, Inc. (Insurance)	5,397	242,541
MGIC Investment Corp. (Insurance)	771	50,285
Micron Technology, Inc. * (Semiconductors)	4,626	47,231
Molex, Inc. (Electrical Components & Equipment)	1,285	33,462
Molson Coors Brewing Co.—Class B (Beverages)	514	31,868
Monsanto Co. (Agriculture)	2,056	129,260
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,967	418,028
Motorola, Inc. (Telecommunications)	17,990	328,497
Mylan Laboratories, Inc. (Pharmaceuticals)	2,056	39,557
Nabors Industries, Ltd. * (Oil & Gas)	1,028	62,317
National City Corp. (Banks)	4,369	149,070
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,285	61,089
Navistar International Corp. * (Auto Manufacturers)	514	16,448
NCR Corp. * (Computers)	1,285	45,129
Newmont Mining Corp. (Mining)	3,341	130,399
News Corp.—Class A (Media)	21,331	345,136
Nextel Communications, Inc.—Class A * (Telecommunications)	8,224	265,717
NICOR, Inc. (Gas)	257	10,581
NiSource, Inc. (Electric)	2,056	50,845
Noble Corp. (Oil & Gas)	1,028	63,232
Norfolk Southern Corp. (Transportation)	3,084	95,481
North Fork Bancorp, Inc. (Banks)	3,598	101,068
Northern Trust Corp. (Banks)	1,542	70,300
Northrop Grumman Corp. (Aerospace/Defense)	2,570	141,993
Novell, Inc. * (Software)	2,827	17,527
Novellus Systems, Inc. * (Semiconductors)	1,028	25,402
Nucor Corp. (Iron/Steel)	1,285	58,622
Occidental Petroleum Corp. (Oil & Gas)	2,827	217,481
Office Depot, Inc. * (Retail)	2,313	52,829
OfficeMax, Inc. (Retail)	514	15,302
PACCAR, Inc. (Auto Manufacturers)	1,285	87,380
Pactiv Corp. * (Packaging & Containers)	1,028	22,184
Pall Corp. (Miscellaneous Manufacturing)	1,028	31,210
Parker Hannifin Corp. (Miscellaneous Manufacturing)	771	47,810
Peoples Energy Corp. (Gas)	257	11,169
PerkinElmer, Inc. (Electronics)	1,028	19,429
Pfizer, Inc. (Pharmaceuticals)	54,741	1,509,756
PG&E Corp. (Electric)	2,827	106,126
Phelps Dodge Corp. (Mining)	771	71,318
Pinnacle West Capital Corp. (Electric)	771	34,271
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,285	46,646
PNC Financial Services Group (Banks)	2,056	111,970
PPG Industries, Inc. (Chemicals)	1,285	80,647
PPL Corp. (Electric)	1,285	76,303
Principal Financial Group, Inc. (Insurance)	2,056	86,146
Progress Energy, Inc. (Electric)	1,799	81,387
Prologis ( REIT)	1,285	51,708
Providian Financial Corp. * (Diversified Financial Services)	2,056	36,247
Prudential Financial, Inc. (Insurance)	3,855	253,119
Public Service Enterprise Group, Inc. (Electric)	1,799	109,415
Pulte Homes, Inc. (Home Builders)	771	64,957
Qlogic Corp. * (Semiconductors)	771	23,801
R.R. Donnelley & Sons Co. (Commercial Services)	1,542	53,214
Raytheon Co. (Aerospace/Defense)	3,341	130,700
Reebok International, Ltd. (Apparel)	514	21,501
Regions Financial Corp. (Banks)	3,341	113,193
Reynolds American, Inc. (Agriculture)	771	60,755
Rohm & Haas Co. (Chemicals)	1,542	71,456
Rowan Cos., Inc. (Oil & Gas)	771	22,906
Ryder System, Inc. (Transportation)	514	18,812
Sabre Holdings Corp. (Leisure Time)	1,028	20,509
SAFECO Corp. (Insurance)	1,028	55,862
Safeway, Inc. (Food)	3,341	75,473
Sanmina-SCI Corp. * (Electronics)	3,855	21,087
SBC Communications, Inc. (Telecommunications)	24,415	579,856
Scientific-Atlanta, Inc. (Telecommunications)	1,028	34,202
Sealed Air Corp. * (Packaging & Containers)	514	25,593
Sears Holdings Corp. * (Retail)	771	115,550
Sempra Energy (Gas)	1,799	74,316
Siebel Systems, Inc. (Software)	3,855	34,310
Sigma-Aldrich Corp. (Chemicals)	514	28,805
Snap-on, Inc. (Hand/Machine Tools)	514	17,630
Solectron Corp. * (Electronics)	7,196	27,273
Southern Co. (Electric)	5,397	187,114
Southwest Airlines Co. (Airlines)	5,397	75,180
Sovereign Bancorp, Inc. (Savings&Loans)	2,570	57,414
Sprint Corp. (Telecommunications)	10,794	270,821
St. Paul Cos., Inc. (Insurance)	4,883	193,025
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,542	90,315
State Street Corp. (Banks)	2,570	124,003
Sun Microsystems, Inc. * (Computers)	25,186	93,944
SunGard Data Systems, Inc. * (Computers)	2,056	72,310
SunTrust Banks, Inc. (Banks)	2,570	185,657
SuperValu, Inc. (Food)	1,028	33,523
Symbol Technologies, Inc. (Electronics)	1,799	17,756
Synovus Financial Corp. (Banks)	2,313	66,314
TECO Energy, Inc. (Electric)	1,542	29,159
Tektronix, Inc. (Electronics)	771	17,941
Tellabs, Inc. * (Telecommunications)	3,341	29,067
Temple-Inland, Inc. (Forest Products & Paper)	1,028	38,190
Tenet Healthcare Corp. * (Healthcare-Services)	3,341	40,894
Teradyne, Inc. * (Semiconductors)	1,542	18,458
Textron, Inc. (Miscellaneous Manufacturing)	1,028	77,974
The Dow Chemical Co. (Chemicals)	7,196	320,437
The Gap, Inc. (Retail)	5,654	111,667
The New York Times Co.—Class A (Media)	1,028	32,022
The Stanley Works (Hand/Machine Tools)	514	23,408
Thermo Electron Corp. * (Electronics)	1,285	34,528
Tiffany & Co. (Retail)	1,028	33,677
Time Warner, Inc. * (Media)	34,695	579,754
Torchmark Corp. (Insurance)	771	40,246
Toys R Us, Inc. * (Retail)	1,542	40,832
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,313	124,833
Tribune Co. (Media)	2,313	81,371
Tyco International, Ltd. (Miscellaneous Manufacturing)	14,906	435,254
U.S. Bancorp (Banks)	13,621	397,732
Union Pacific Corp. (Transportation)	2,056	133,229
Unisys Corp. * (Computers)	2,570	16,268
United States Steel Corp. (Iron/Steel)	771	26,499
Univision Communications, Inc.—Class A * (Media)	2,056	56,643
Unocal Corp. (Oil & Gas)	2,056	133,743
UnumProvident Corp. (Insurance)	2,313	42,374
Valero Energy Corp. (Oil & Gas)	1,799	142,319
Veritas Software Corp. * (Software)	3,084	75,250
Verizon Communications, Inc. (Telecommunications)	20,303	701,469
V.F. Corp. (Apparel)	771	44,116
Viacom, Inc.—Class B (Media)	11,822	378,540
Vulcan Materials Co. (Building Materials)	771	50,107
W.W. Grainger, Inc. (Distribution/Wholesale)	514	28,162
Wachovia Corp. (Banks)	11,565	573,623

See accompanying notes to the financial statements.

28

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Walt Disney Co. (Media)	15,163	$381,804
Washington Mutual, Inc. (Savings & Loans)	6,425	261,433
Waste Management, Inc. (Environmental Control)	4,112	116,534
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	771	22,791
WellPoint, Inc. * (Healthcare-Services)	4,626	322,155
Wells Fargo & Co. (Banks)	12,336	759,650
Wendy’s International, Inc. (Retail)	771	36,738
Weyerhaeuser Co. (Forest Products & Paper)	1,799	114,506
Whirlpool Corp. (Home Furnishings)	514	36,037
Williams Cos., Inc. (Pipelines)	4,112	78,128
Xcel Energy, Inc. (Electric)	3,084	60,200
Xerox Corp. * (Office/Business Equipment)	7,196	99,233
XL Capital, Ltd.—Class A (Insurance)	1,028	76,504
Zions Bancorp (Banks)	771	56,692

TOTAL COMMON STOCKS
(Cost $39,210,738)		40,883,696

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $33,003 (Collateralized by $34,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $34,152)	$33,000	33,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,000)		33,000

TOTAL INVESTMENT SECURITIES
(Cost $39,243,738)—100.3%		40,916,696
Net other assets (liabilities)—(0.3)%		(112,436)

NET ASSETS—100.0%		$40,804,260

* Non-income producing security
REIT Real Estate Investment Trust

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.7%
Airlines		0.2%
Apparel		0.3%
Auto Manufacturers		0.9%
Auto Parts & Equipment		0.3%
Banks		12.7%
Beverages		0.2%
Biotechnology		0.3%
Building Materials		0.4%
Chemicals		1.7%
Commercial Services		0.8%
Computers		2.8%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.2%
Diversified Financial Services		13.8%
Electric		5.9%
Electrical Components & Equipment		0.2%
Electronics		0.8%
Environmental Control		0.3%
Food		0.9%
Forest Products & Paper		1.0%
Gas		0.4%
Hand/Machine Tools		0.1%
Healthcare-Products		0.1%
Healthcare-Services		1.7%
Home Builders		0.4%
Home Furnishings		0.1%
Insurance		8.9%
Iron/Steel		0.2%
Leisure Time		0.6%
Lodging		0.2%
Machinery-Diversified		0.3%
Media		6.4%
Mining		0.9%
Miscellaneous Manufacturing		3.4%
Office/Business Equipment		0.2%
Oil & Gas		7.6%
Oil & Gas Services		0.1%
Packaging & Containers		0.2%
Pharmaceuticals		5.1%
Pipelines		0.4%
Real Estate Investment Trust		0.8%
Retail		3.8%
Savings & Loans		1.1%
Semiconductors		1.3%
Software		0.8%
Telecommunications		7.3%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Other **		(0.2)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $39,210,738)	$40,883,696
Repurchase agreements, at cost	33,000

Total Investment Securities	40,916,696
Cash	911
Dividends and interest receivable	37,273
Receivable for capital shares issued	195
Prepaid and other expenses	8,335

Total Assets	40,963,410

Liabilities:
Payable for capital shares redeemed	109,062
Advisory fees payable	21,252
Management services fees payable	4,250
Administration fees payable	901
Administrative services fees payable	13,782
Distribution fees payable	7,361
Trustee fees payable	5
Transfer agency fees payable	968
Fund accounting fees payable	1,431
Compliance services fees payable	138

Total Liabilities	159,150

Net Assets	$40,804,260

Net Assets consist of:
Capital	$40,507,699
Accumulated net investment income (loss)	31,682
Accumulated net realized gains (losses) on investments	(1,408,079)
Net unrealized appreciation (depreciation) on investments	1,672,958

Net Assets	$40,804,260

Shares of Beneficial Interest Outstanding	1,233,968

Net Asset Value (offering and redemption price per share)	$33.07

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$252,700
Interest	4,959

Total Investment Income	257,659

Expenses:
Advisory fees	87,130
Management services fees	17,426
Administration fees	4,343
Transfer agency fees	2,824
Administrative services fees	58,164
Distribution fees	29,036
Custody fees	15,739
Fund accounting fees	4,261
Trustee fees	70
Compliance services fees	226
Other fees	7,131

Total Expenses	226,350

Net Investment Income (Loss)	31,309

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,557,931)
Change in net unrealized appreciation/depreciation on investments	1,558,414

Net Realized and Unrealized Gains (Losses) on Investments	483

Change in Net Assets Resulting from Operations	$31,792

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
		For the period
	For the six months	May 3, 2004 (a) through
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$31,309	$(166)
Net realized gains (losses) on investments	(1,557,931)	149,852
Change in net unrealized appreciation/depreciation on investments	1,558,414	114,544

Change in net assets resulting from operations	31,792	264,230

Capital Transactions:
Proceeds from shares issued	116,082,535	30,863,634
Cost of shares redeemed	(80,232,149)	(26,205,782)

Change in net assets resulting from capital transactions	35,850,386	4,657,852

Change in net assets	35,882,178	4,922,082
Net Assets:
Beginning of period	4,922,082	—

End of period	$40,804,260	$4,922,082

Accumulated net investment income (loss)	$31,682	$373

Share Transactions:
Issued	3,547,215	947,166
Redeemed	(2,460,257)	(800,156)

Change in shares	1,086,958	147,010

(a) Commencement of operations

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		May 3, 2004 (a) through
	June 30, 2005		December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$33.48		$30.00

Investment Activities:
Net investment income (loss) (b)	0.04		—	(c)
Net realized and unrealized gains (losses) on investments	(0.45	) (d)	3.48

Total income (loss) from investment activities	(0.41)		3.48

Net Asset Value, End of Period	$33.07		$33.48

Total Return	(1.22	)% (e)	11.60	% (e)
Ratios to Average Net Assets:
Gross expenses (f)	1.95%		2.04%
Net expenses (f)	1.95%		1.98%
Net investment income (loss) (f)	0.27%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$40,804		$4,922
Portfolio turnover rate (g)	416	% (e)	1,352	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	34.42%
Technology	18.47%
Industrial	14.07%
Consumer, Cyclical	11.62%
Energy	9.42%
Communications	6.89%
Financial	2.96%
Basic Materials	1.58%
Utilities	0.57%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Common Stocks (99.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,881	$135,996
Abbott Laboratories (Pharmaceuticals)	3,861	189,229
Adobe Systems, Inc. (Software)	1,188	34,001
Allegheny Technologies, Inc. (Iron/Steel)	198	4,368
Allergan, Inc. (Pharmaceuticals)	297	25,316
Altera Corp. * (Semiconductors)	891	17,660
Altria Group, Inc. (Agriculture)	5,148	332,870
American Express Co. (Diversified Financial Services)	2,970	158,093
American Standard Cos. (Building Materials)	495	20,750
Amgen, Inc. * (Biotechnology)	3,069	185,552
Analog Devices, Inc. (Semiconductors)	891	33,243
Anheuser-Busch Cos., Inc. (Beverages)	1,980	90,585
Apollo Group, Inc.—Class A * (Commercial Services)	396	30,975
Apple Computer, Inc. * (Computers)	2,079	76,528
Autodesk, Inc. (Software)	594	20,416
Autodesk, Inc. * (Software)	396	8,577
Automatic Data Processing, Inc. (Software)	1,485	62,325
AutoZone, Inc. * (Retail)	198	18,307
Avaya, Inc. * (Telecommunications)	1,188	9,884
Avery Dennison Corp. (Household Products/Wares)	297	15,729
Avon Products, Inc. (Cosmetics/Personal Care)	1,188	44,966
Baker Hughes, Inc. (Oil & Gas Services)	891	45,584
Ball Corp. (Packaging & Containers)	297	10,680
Bard (C.R.), Inc. (Healthcare-Products)	297	19,753
Baxter International, Inc. (Healthcare-Products)	1,584	58,766
Becton, Dickinson & Co. (Healthcare-Products)	594	31,167
Bed Bath & Beyond, Inc. * (Retail)	693	28,954
Best Buy Co., Inc. (Retail)	792	54,292
Biomet, Inc. (Healthcare-Products)	594	20,576
BJ Services Co. (Oil & Gas Services)	396	20,782
Black & Decker Corp. (Hand/Machine Tools)	198	17,790
Boeing Co. (Aerospace/Defense)	2,079	137,214
Boston Scientific Corp. * (Healthcare-Products)	1,881	50,787
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,851	121,178
Broadcom Corp.—Class A * (Semiconductors)	693	24,608
Brown-Forman Corp. (Beverages)	198	11,971
Campbell Soup Co. (Food)	792	24,370
Caterpillar, Inc. (Machinery-Construction & Mining)	891	84,921
Cisco Systems, Inc. * (Telecommunications)	15,939	304,594
Citizens Communications Co. (Telecommunications)	891	11,975
Clorox Co. (Household Products/Wares)	396	22,065
Coach, Inc. * (Apparel)	990	33,234
Coca-Cola Co. (Beverages)	5,643	235,595
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,287	64,234
Corning, Inc. * (Telecommunications)	3,663	60,879
Danaher Corp. (Miscellaneous Manufacturing)	693	36,272
Darden Restaurants, Inc. (Retail)	396	13,060
Dell, Inc. * (Computers)	6,039	238,601
Delta Air Lines, Inc. * (Airlines)	396	1,489
Dollar General Corp. (Retail)	792	16,125
Dow Jones & Co., Inc. (Media)	198	7,019
Du Pont (Chemicals)	2,475	106,449
eBay, Inc. * (Internet)	3,069	101,308
Ecolab, Inc. (Chemicals)	594	19,222
Electronic Arts, Inc. * (Software)	792	44,835
Eli Lilly & Co. (Pharmaceuticals)	2,871	159,943
Emerson Electric Co. (Electrical Components & Equipment)	1,089	68,204
EOG Resources, Inc. (Oil & Gas)	594	33,739
Equifax, Inc. (Commercial Services)	297	10,606
Express Scripts, Inc. * (Pharmaceuticals)	396	19,792
Exxon Mobil Corp. (Oil & Gas)	15,939	916,014
Federated Investors, Inc.—Class B (Diversified Financial Services)	198	5,942
First Data Corp. (Software)	1,980	79,477
Fluor Corp. (Engineering & Construction)	198	11,403
Forest Laboratories, Inc. * (Pharmaceuticals)	891	34,615
Fortune Brands, Inc. (Household Products/Wares)	396	35,165
Franklin Resources, Inc. (Diversified Financial Services)	495	38,105
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	495	18,533
Gateway, Inc. * (Computers)	693	2,287
General Electric Co. (Miscellaneous Manufacturing)	26,532	919,334
General Mills, Inc. (Food)	891	41,690
Genzyme Corp.—General Division * (Biotechnology)	594	35,693

See accompanying notes to the financial statements.

33

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Gilead Sciences, Inc. * (Pharmaceuticals)	1,089	$47,905
Gillette Co. (Cosmetics/Personal Care)	2,475	125,309
Guidant Corp. (Healthcare-Products)	792	53,302
H & R Block, Inc. (Commercial Services)	396	23,107
Halliburton Co. (Oil & Gas Services)	1,287	61,544
Harley-Davidson, Inc. (Leisure Time)	693	34,373
Harrah’s Entertainment, Inc. (Lodging)	495	35,674
HCA, Inc. (Healthcare-Services)	1,089	61,714
Heinz (H.J.) Co. (Food)	891	31,559
Hercules, Inc. * (Chemicals)	297	4,203
Hershey Foods Corp. (Food)	495	30,740
Hilton Hotels Corp. (Lodging)	990	23,612
Home Depot, Inc. (Retail)	5,346	207,960
Hospira, Inc. * (Pharmaceuticals)	396	15,444
IMS Health, Inc. (Software)	594	14,713
Intel Corp. (Semiconductors)	15,444	402,471
International Business Machines Corp. (Computers)	4,059	301,177
International Flavors & Fragrances, Inc. (Chemicals)	198	7,172
International Game Technology (Entertainment)	891	25,082
Intuit, Inc. * (Software)	495	22,329
Johnson & Johnson (Healthcare-Products)	7,425	482,625
Kellogg Co. (Food)	891	39,596
Kimberly-Clark Corp. (Household Products/Wares)	1,188	74,357
Kinder Morgan, Inc. (Pipelines)	297	24,710
Lexmark International, Inc.—Class A * (Computers)	297	19,255
Limited, Inc. (Retail)	990	21,206
Linear Technology Corp. (Semiconductors)	792	29,058
Lockheed Martin Corp. (Aerospace/Defense)	990	64,221
Lowe’s Cos., Inc. (Retail)	1,881	109,512
Lucent Technologies, Inc. * (Telecommunications)	11,088	32,266
Marriott International, Inc.—Class A (Lodging)	495	33,769
Maxim Integrated Products, Inc. (Semiconductors)	792	30,262
Maytag Corp. (Home Furnishings)	198	3,101
McCormick & Co., Inc. (Food)	297	9,706
McGraw-Hill Cos., Inc. (Media)	891	39,427
MedImmune, Inc. * (Biotechnology)	594	15,872
Medtronic, Inc. (Healthcare-Products)	3,069	158,944
Merck & Co., Inc. (Pharmaceuticals)	5,544	170,755
Mercury Interactive Corp. * (Software)	198	7,595
Meredith Corp. (Media)	99	4,857
Microsoft Corp. (Software)	25,146	624,628
Millipore Corp. * (Biotechnology)	99	5,616
Monster Worldwide, Inc. * (Internet)	297	8,518
Moody’s Corp. (Commercial Services)	693	31,157
National Semiconductor Corp. (Semiconductors)	891	19,629
Network Appliance, Inc. * (Computers)	891	25,189
Newell Rubbermaid, Inc. (Housewares)	693	16,521
NIKE, Inc.—Class B (Apparel)	594	51,441
Nordstrom, Inc. (Retail)	297	20,187
NVIDIA Corp. * (Semiconductors)	396	10,581
Omnicom Group, Inc. (Advertising)	495	39,531
Oracle Corp. * (Software)	11,088	146,362
Parametric Technology Corp. * (Software)	693	4,421
Paychex, Inc. (Commercial Services)	891	28,993
PepsiCo, Inc. (Beverages)	4,158	224,241
Pitney Bowes, Inc. (Office/Business Equipment)	594	25,869
PMC-Sierra, Inc. * (Semiconductors)	495	4,618
Praxair, Inc. (Chemicals)	792	36,907
Procter & Gamble Co. (Cosmetics/Personal Care)	6,138	323,780
Progressive Corp. (Insurance)	495	48,911
Qualcomm, Inc. (Telecommunications)	4,059	133,988
Quest Diagnostics, Inc. (Healthcare-Services)	396	21,095
Qwest Communications International, Inc. * (Telecommunications)	4,158	15,426
RadioShack Corp. (Retail)	396	9,175
Robert Half International, Inc. (Commercial Services)	396	9,888
Rockwell Collins, Inc. (Aerospace/Defense)	396	18,881
Rockwell International Corp. (Machinery-Diversified)	396	19,289
Sara Lee Corp. (Food)	1,980	39,224
Schering-Plough Corp. (Pharmaceuticals)	3,663	69,817
Schlumberger, Ltd. (Oil & Gas Services)	1,485	112,771
Schwab (Diversified Financial Services)	2,871	32,385
Sherwin-Williams Co. (Chemicals)	297	13,986
Simon Property Group, Inc. ( REIT)	594	43,059
SLM Corp. (Diversified Financial Services)	1,089	55,321
St. Jude Medical, Inc. * (Healthcare-Products)	891	38,857
Staples, Inc. (Retail)	1,881	40,103
Starbucks Corp. * (Retail)	990	51,143
Stryker Corp. (Healthcare-Products)	891	42,376
Sunoco, Inc. (Oil & Gas)	198	22,509
Symantec Corp. * (Internet)	1,782	38,741
Sysco Corp. (Food)	1,584	57,324
T. Rowe Price Group, Inc. (Diversified Financial Services)	297	18,592
Target Corp. (Retail)	2,178	118,505
Texas Instruments, Inc. (Semiconductors)	4,158	116,715
The AES Corp. * (Electric)	1,584	25,946
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	396	5,900
The Pepsi Bottling Group, Inc. (Beverages)	495	14,162
TJX Cos., Inc. (Retail)	1,188	28,928
TXU Corp. (Electric)	594	49,355
United Parcel Service, Inc.—Class B (Transportation)	2,772	191,712
United Technologies Corp. (Aerospace/Defense)	2,574	132,175
UnitedHealth Group, Inc. (Healthcare-Services)	3,168	165,179
UST, Inc. (Agriculture)	396	18,081
Visteon Corp. (Auto Parts & Equipment)	297	1,791
Wal-Mart Stores, Inc. (Retail)	8,316	400,832
Walgreen Co. (Retail)	2,574	118,378
Waters Corp. * (Electronics)	297	11,039
Wrigley (Wm.) Jr. Co. (Food)	495	34,076
Wyeth (Pharmaceuticals)	3,366	149,787
Xilinx, Inc. (Semiconductors)	891	22,721
XTO Energy, Inc. (Oil & Gas)	891	30,285
Yahoo!, Inc. * (Internet)	3,267	113,201
YUM! Brands, Inc. (Retail)	693	36,091
Zimmer Holdings, Inc. * (Healthcare-Products)	594	45,245

TOTAL COMMON STOCKS
(Cost $12,762,448)		13,357,899

TOTAL INVESTMENT SECURITIES
(Cost $12,762,448) —99.9%		13,357,899
Net other assets (liabilities)—0.1%		11,383

NET ASSETS—100.0%		$13,369,282

* Non-income producing security
REIT Real Estate Investment Trust

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.3%
Aerospace/Defense	2.6%
Agriculture	2.6%

See accompanying notes to the financial statements.

34

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Airlines	NM
Apparel	0.6%
Auto Parts & Equipment	0.1%
Beverages	4.3%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	1.0%
Computers	5.0%
Cosmetics/Personal Care	4.2%
Diversified Financial Services	2.3%
Electric	0.6%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.3%
Hand/Machine Tools	0.1%
Healthcare-Products	7.5%
Healthcare-Services	1.9%
Home Furnishings	NM
Household Products/Wares	1.1%
Housewares	0.1%
Insurance	0.4%
Internet	2.0%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.7%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.1%
Media	0.4%
Mining	0.1%
Miscellaneous Manufacturing	8.2%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	7.5%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	9.6%
Semiconductors	5.3%
Software	8.0%
Telecommunications	4.3%
Transportation	1.4%
Other **	0.1%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $12,762,448)	$13,357,899
Dividends and interest receivable	32,270
Receivable for investments sold	1,886,929
Receivable for capital shares issued	275
Prepaid and other expenses	2,105

Total Assets	15,279,478

Liabilities:
Cash overdraft	45,335
Payable for capital shares redeemed	1,828,586
Advisory fees payable	15,566
Management services fees payable	3,113
Administration fees payable	660
Administrative services fees payable	9,527
Distribution fees payable	5,386
Trustee fees payable	4
Transfer agency fees payable	708
Fund accounting fees payable	1,170
Compliance services fees payable	141

Total Liabilities	1,910,196

Net Assets	$13,369,282

Net Assets consist of:
Capital	$13,871,729
Accumulated net investment income (loss)	(24,107)
Accumulated net realized gains (losses) on investments	(1,073,791)
Net unrealized appreciation (depreciation) on investments	595,451

Net Assets	$13,369,282

Shares of Beneficial Interest Outstanding	438,381

Net Asset Value (offering and redemption price per share)	$30.50

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$95,652
Interest	775

Total Investment Income	96,427

Expenses:
Advisory fees	46,792
Management services fees	9,358
Administration fees	1,850
Transfer agency fees	1,288
Administrative services fees	29,515
Distribution fees	15,603
Custody fees	10,571
Fund accounting fees	2,604
Trustee fees	28
Compliance services fees	100
Other fees	3,738

Total Expenses	121,447

Net Investment Income (Loss)	(25,020)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,057,684)
Change in net unrealized appreciation/depreciation on investments	517,642

Net Realized and Unrealized Gains (Losses) on Investments	(540,042)

Change in Net Assets Resulting from Operations	$(565,062)

See accompanying notes to the financial statements.

36

PROFUNDS VP
ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
		For the period
	For the six months	May 3, 2004 (a) through
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(25,020)	$781
Net realized gains (losses) on investments	(1,057,684)	(16,107)
Change in net unrealized appreciation/depreciation on investments	517,642	77,809

Change in net assets resulting from operations	(565,062)	62,483

Capital Transactions:
Proceeds from shares issued	104,499,903	13,769,601
Cost of shares redeemed	(94,466,612)	(9,931,031)

Change in net assets resulting from capital transactions	10,033,291	3,838,570

Change in net assets	9,468,229	3,901,053
Net Assets:
Beginning of period	3,901,053	—

End of period	$13,369,282	$3,901,053

Accumulated net investment income (loss)	$(24,107)	$913

Share Transactions:
Issued	3,394,080	444,001
Redeemed	(3,079,117)	(320,583)

Change in shares	314,963	123,418

(a) Commencement of operations

See accompanying notes to the financial statements.

37

PROFUNDS VP
ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the six months		May 3, 2004 (a) through
	ended June 30, 2005		December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.61		$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		0.04
Net realized and unrealized gains (losses) on investments	(1.05)		1.57

Total income (loss) from investment activities	(1.11)		1.61

Net Asset Value, End of Period	$30.50		$31.61

Total Return	(3.48	)% (c)	5.37	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.95%		3.06%
Net expenses (d)	1.95%		1.98%
Net investment income (loss) (d)	(0.40)%		0.18%
Supplemental Data:
Net assets, end of period (000’s)	$13,369		$3,901
Portfolio turnover rate (e)	999	% (c)	1,134	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

38

PROFUNDS VP
ProFund VP Mid-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P Mid-Cap Value 400/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P MidCap 400/BARRA Value Composition
% of Index

Financial	22.99%
Consumer, Non-cyclical	14.80%
Consumer, Cyclical	11.96%
Utilities	11.75%
Industrial	9.70%
Energy	9.67%
Technology	7.21%
Basic Materials	6.05%
Communications	5.19%
Diversified	0.68%

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.2%)
	Shares	Value

3Com Corp. * (Telecommunications)	95,844	$348,872
99 Cents Only Stores * (Retail)	14,670	186,456
Acxiom Corp. (Software)	21,516	449,254
Adesa, Inc. (Commercial Services)	22,494	489,694
Advanced Medical Optics, Inc. * (Healthcare-Products)	16,626	660,884
AGCO Corp. * (Machinery-Diversified)	22,494	430,085
AGL Resources, Inc. (Gas)	19,560	755,994
Airgas, Inc. (Chemicals)	17,604	434,291
AirTran Holdings, Inc. * (Airlines)	21,516	198,593
Alaska Air Group, Inc. * (Airlines)	6,846	203,668
Albemarle Corp. (Chemicals)	11,736	428,012
Alexander & Baldwin, Inc. (Transportation)	10,758	498,633
Alliant Energy Corp. (Electric)	29,340	825,921
Allmerica Financial Corp. * (Insurance)	13,692	507,836
AMB Property Corp. ( REIT)	20,538	891,965
American Financial Group, Inc. (Insurance)	14,670	491,738
American Greetings Corp.—Class A (Household Products/Wares)	16,626	440,589
AmeriCredit Corp. * (Diversified Financial Services)	37,164	947,682
Amerus Group Co. (Insurance)	9,780	469,929
AnnTaylor Stores Corp. * (Retail)	18,582	451,171
Aquila, Inc. * (Electric)	60,636	218,896
Arrow Electronics, Inc. * (Electronics)	29,340	796,873
ArvinMeritor, Inc. (Auto Parts & Equipment)	17,604	313,175
Associated Banc-Corp (Banks)	32,274	1,086,343
Astoria Financial Corp. (Savings & Loans)	25,428	723,935
Atmel Corp. * (Semiconductors)	112,470	266,554
Avnet, Inc. * (Electronics)	30,318	683,065
Avocent Corp. * (Internet)	12,714	332,344
Bandag, Inc. (Auto Parts & Equipment)	3,912	180,148
Banta Corp. (Commercial Services)	5,868	266,172
Barnes & Noble, Inc. * (Retail)	15,648	607,142
Belo Corp.—Class A (Media)	26,406	632,952
BJ’s Wholesale Club, Inc. * (Retail)	16,626	540,179
Black Hills Corp. (Electric)	7,824	288,314
Blyth, Inc. (Household Products/Wares)	8,802	246,896
Bob Evans Farms, Inc. (Retail)	8,802	205,263
Borders Group, Inc. (Retail)	17,604	445,557
BorgWarner, Inc. (Auto Parts & Equipment)	13,692	734,850
Bowater, Inc. (Forest Products & Paper)	13,692	443,210
Cabot Corp. (Chemicals)	15,648	516,384
Cabot Microelectronics Corp. * (Chemicals)	5,868	170,113
Cadence Design Systems, Inc. * (Computers)	68,460	935,164
Callaway Golf Co. (Leisure Time)	17,604	271,630
CBRL Group, Inc. (Retail)	11,736	456,061
Ceridian Corp. * (Computers)	37,164	723,955
Charles River Laboratories International, Inc. * (Biotechnology)	16,626	802,205
CheckFree Corp. * (Internet)	21,516	732,835
Commerce Bancorp, Inc. (Banks)	40,098	1,215,370
Commscope, Inc. * (Telecommunications)	12,714	221,351
Community Health Systems, Inc. *(Healthcare-Services)	16,626	628,297
Constellation Brands, Inc. * (Beverages)	51,834	1,529,103
Cooper Cameron Corp. * (Oil & Gas Services)	13,692	849,589
Crane Co. (Miscellaneous Manufacturing)	13,692	360,100
Credence Systems Corp. * (Semiconductors)	22,494	203,571
Cytec Industries, Inc. (Chemicals)	10,758	428,168
D.R. Horton, Inc. (Home Builders)	73,350	2,758,693
Dean Foods Co. * (Food)	37,164	1,309,659
Duquesne Light Holdings, Inc. (Electric)	19,560	365,381
Dycom Industries, Inc. * (Engineering & Construction)	11,736	232,490
Edwards (A.G.), Inc. (Diversified Financial Services)	19,560	883,134
Emmis Communications Corp. * (Media)	7,824	138,250
Energy East Corp. (Electric)	37,164	1,077,013
Ensco International, Inc. (Oil & Gas)	38,142	1,363,577
Entercom Communications Corp. * (Media)	10,758	358,134
Everest Re Group, Ltd. (Insurance)	13,692	1,273,356
Fair Isaac Corp. (Software)	16,626	606,849
Fairchild Semiconductor International, Inc. * (Semiconductors)	29,340	432,765
Federal Signal Corp. (Miscellaneous Manufacturing)	11,736	183,082
Ferro Corp. (Chemicals)	10,758	213,654
Fidelity National Financial, Inc. (Insurance)	43,032	1,535,811
First American Financial Corp. (Insurance)	21,516	863,652
FirstMerit Corp. (Banks)	20,538	536,247
Flowserve Corp. * (Machinery-Diversified)	13,692	414,320
FMC Corp. * (Chemicals)	9,780	549,049

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Foot Locker, Inc. (Retail)	39,120	$1,064,846
Forest Oil Corp. * (Oil & Gas)	13,692	575,064
Furniture Brands International, Inc. (Home Furnishings)	13,692	295,884
GATX Corp. (Trucking & Leasing)	12,714	438,633
Glatfelter (Forest Products & Paper)	9,780	121,272
Granite Construction, Inc. (Engineering & Construction)	8,802	247,336
Great Plains Energy, Inc. (Electric)	18,582	592,580
Greater Bay Bancorp (Banks)	12,714	335,268
Hanover Compressor Co. * (Oil & Gas Services)	19,560	225,136
Harrah’s Entertainment, Inc. (Lodging)	6,723	484,527
Hawaiian Electric Industries, Inc. (Electric)	20,538	550,624
HCC Insurance Holdings, Inc. (Insurance)	17,604	666,663
Helmerich & Payne, Inc. (Oil & Gas)	12,714	596,541
Hibernia Corp. (Banks)	39,120	1,298,003
Highwoods Properties, Inc. ( REIT)	13,692	407,474
Horace Mann Educators Corp. (Insurance)	10,758	202,466
Hospitality Properties Trust ( REIT)	16,626	732,708
IDACORP, Inc. (Electric)	10,758	329,518
Imation Corp. (Computers)	8,802	341,430
Independence Community Bank Corp. (Savings & Loans)	19,560	722,351
IndyMac Bancorp, Inc. (Diversified Financial Services)	15,648	637,343
Integrated Device Technology, Inc. * (Semiconductors)	26,406	283,865
International Rectifier Corp. * (Semiconductors)	15,648	746,722
Intersil Corp.—Class A (Semiconductors)	38,142	715,925
Invitrogen Corp. * (Biotechnology)	12,714	1,058,948
Jefferies Group, Inc. (Diversified Financial Services)	12,714	481,733
JM Smucker Co. (Food)	14,670	688,610
Keane, Inc. * (Software)	13,692	187,580
Kelly Services, Inc.—Class A (Commercial Services)	6,846	196,069
KEMET Corp. * (Electronics)	21,516	135,551
Kennametal, Inc. (Hand/Machine Tools)	9,780	448,413
Krispy Kreme Doughnuts, Inc. * (Retail)	15,648	108,910
LaBranche & Co., Inc. * (Diversified Financial Services)	14,670	92,421
Lattice Semiconductor Corp. * (Semiconductors)	28,362	125,927
Lear Corp. (Auto Parts & Equipment)	16,626	604,854
Lee Enterprises, Inc. (Media)	11,736	470,496
Lennar Corp.—Class A (Home Builders)	36,186	2,296,002
Leucadia National Corp. (Holding Companies-Diversified)	23,472	906,723
Liberty Property Trust ( REIT)	21,516	953,373
Longview Fibre Co. (Forest Products & Paper)	12,714	261,273
Lubrizol Corp. (Chemicals)	16,626	698,458
Lyondell Chemical Co. (Chemicals)	54,768	1,446,972
Mack-Cali Realty Corp. ( REIT)	13,692	620,248
Macrovision Corp. * (Entertainment)	12,714	286,574
Manpower, Inc. (Commercial Services)	22,494	894,812
Martin Marietta Materials (Building Materials)	11,736	811,192
McDATA Corp.—Class A * (Computers)	39,120	156,480
MDU Resources Group, Inc. (Electric)	29,340	826,508
Media General, Inc.—Class A (Media)	5,868	380,012
Mentor Graphics Corp. * (Computers)	19,560	200,490
Mercantile Bankshares Corp. (Banks)	19,560	1,007,927
Millennium Pharmaceuticals, Inc. * (Biotechnology)	76,284	707,153
Minerals Technologies, Inc. (Chemicals)	4,890	301,224
Modine Manufacturing Co. (Auto Parts & Equipment)	7,824	254,749
Mohawk Industries, Inc. * (Textiles)	14,670	1,210,275
MPS Group, Inc. * (Commercial Services)	25,428	239,532
National Fuel Gas Co. (Pipelines)	19,560	565,480
New Plan Excel Realty Trust, Inc. ( REIT)	25,428	690,879
New York Community Bancorp (Savings & Loans)	60,636	1,098,725
Newfield Exploration Co. * (Oil & Gas)	31,296	1,248,397
Newport Corp. * (Telecommunications)	10,758	149,106
Noble Energy, Inc. (Oil & Gas)	21,516	1,627,684
Northeast Utilities System (Electric)	32,274	673,236
NSTAR (Electric)	26,406	814,097
OGE Energy Corp. (Electric)	22,494	650,976
Ohio Casualty Corp. (Insurance)	15,648	378,369
Old Republic International Corp. (Insurance)	45,966	1,162,480
Omnicare, Inc. (Pharmaceuticals)	26,406	1,120,407
ONEOK, Inc. (Gas)	25,428	830,224
Overseas Shipholding Group, Inc. (Transportation)	8,802	525,039
PacifiCare Health Systems, Inc. * (Healthcare-Services)	21,516	1,537,318
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	8,802	279,992
Payless ShoeSource, Inc. * (Retail)	16,626	319,219
Pepco Holdings, Inc. (Electric)	46,944	1,123,839
PepsiAmericas, Inc. (Beverages)	26,406	677,578
Perrigo Co. (Pharmaceuticals)	22,494	313,566
Pier 1 Imports, Inc. (Retail)	21,516	305,312
Pioneer Natural Resources Co. (Oil & Gas)	36,186	1,522,707
Plexus Corp. * (Electronics)	10,758	153,086
PMI Group, Inc. (Insurance)	23,472	914,939
PNM Resources, Inc. (Electric)	17,604	507,171
Pogo Producing Co. (Oil & Gas)	15,648	812,444
Polycom, Inc. * (Telecommunications)	24,450	364,550
Potlatch Corp. (Forest Products & Paper)	6,846	358,251
Powerwave Technologies, Inc. * (Telecommunications)	24,450	249,879
Pride International, Inc. * (Oil & Gas)	36,186	929,980
Protective Life Corp. (Insurance)	17,604	743,241
Puget Energy, Inc. (Electric)	24,450	571,641
Quanta Services, Inc. * (Commercial Services)	24,450	215,160
Radian Group, Inc. (Insurance)	21,516	1,015,986
Raymond James Financial Corp. (Diversified Financial Services)	16,626	469,685
Regis Corp. (Retail)	10,758	420,423
Rent-A-Center, Inc. * (Commercial Services)	17,604	409,997
RF Micro Devices, Inc. * (Telecommunications)	46,944	254,906
RPM, Inc. (Chemicals)	29,340	535,748
RSA Security, Inc. * (Internet)	17,604	202,094
Ruddick Corp. (Food)	10,758	274,652
Saks, Inc. * (Retail)	35,208	667,896
SanDisk Corp. * (Computers)	44,988	1,067,564
SCANA Corp. (Electric)	28,362	1,211,340
Scholastic Corp. * (Media)	9,780	377,019
Sensient Technologies Corp. (Chemicals)	11,736	241,879
Sequa Corp.—Class A * (Aerospace/Defense)	1,956	129,429
Sierra Pacific Resources * (Electric)	29,340	365,283
Smithfield Foods, Inc. * (Food)	25,428	693,422
Sonoco Products Co. (Packaging & Containers)	24,450	647,925
SPX Corp. (Miscellaneous Manufacturing)	18,582	854,399
StanCorp Financial Group, Inc. (Insurance)	6,846	524,267
Steel Dynamics, Inc. (Iron/Steel)	10,758	282,398
STERIS Corp. (Healthcare-Products)	17,604	453,655
Storage Technology Corp. * (Computers)	26,406	958,274
Swift Transportation Co., Inc. * (Transportation)	15,648	364,442
Synopsys, Inc. * (Computers)	36,186	603,221
Tech Data Corp. * (Distribution/Wholesale)	14,670	537,069
Tecumseh Products Co. (Machinery-Diversified)	4,890	134,182
Teleflex, Inc. (Miscellaneous Manufacturing)	9,780	580,639
Telephone & Data Systems, Inc. (Telecommunications)	27,384	1,117,540
Texas Regional Bancshares, Inc.—Class A (Banks)	9,780	298,094
The Brink’s Co. (Miscellaneous Manufacturing)	13,692	492,912
The Colonial BancGroup, Inc. (Banks)	39,120	862,987

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

The Scotts Co.—Class A * (HouseholdProducts/Wares)	6,846	$487,504
Thomas & Betts Corp. * (Electronics)	14,670	414,281
Tidewater, Inc. (Oil & Gas Services)	14,670	559,220
Triad Hospitals, Inc. * (Healthcare-Services)	20,538	1,122,196
Trinity Industries, Inc. (Miscellaneous Manufacturing)	10,758	344,579
TriQuint Semiconductor, Inc. * (Semiconductors)	34,230	113,986
Tyson Foods, Inc.—Class A (Food)	75,306	1,340,446
United Rentals, Inc. * (Commercial Services)	17,604	355,777
Unitrin, Inc. (Insurance)	14,670	720,297
Universal Corp. (Agriculture)	6,846	299,718
UTStarcom, Inc. * (Telecommunications)	26,406	197,781
Valspar Corp. (Chemicals)	12,714	613,959
Varian, Inc. * (Electronics)	8,802	332,628
Vectren Corp. (Gas)	18,582	533,861
Vishay Intertechnology, Inc. * (Electronics)	44,988	534,008
W.R. Berkley Corp. (Insurance)	29,340	1,046,851
Washington Federal, Inc. (Savings & Loans)	21,516	506,056
Weatherford International, Ltd. * (Oil & Gas Services)	34,230	1,984,655
Webster Financial Corp. (Banks)	13,692	639,279
Werner Enterprises, Inc. (Transportation)	15,648	307,327
Westar Energy, Inc. (Electric)	21,516	517,029
Westwood One, Inc. (Media)	21,516	439,572
WGL Holdings, Inc. (Gas)	11,736	394,799
Wisconsin Energy Corp. (Electric)	29,340	1,144,260
Worthington Industries, Inc. (Metal Fabricate/Hardware)	19,560	309,048
WPS Resources Corp. (Electric)	9,780	550,125
Yellow Roadway Corp. * (Transportation)	14,670	745,236
York International Corp. (Building Materials)	10,758	408,804

TOTAL COMMON STOCKS
(Cost $114,391,266)		133,381,396

TOTAL INVESTMENT SECURITIES
(Cost $114,391,266)—100.2%		133,381,396
Net other assets (liabilities)—(0.2)%		(236,745)

NET ASSETS—100.0%		$133,144,651

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $137,680)	2	$935

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.3%
Auto Parts & Equipment	1.6%
Banks	5.5%
Beverages	1.7%
Biotechnology	1.9%
Building Materials	0.9%
Chemicals	4.9%
Commercial Services	2.3%
Computers	3.7%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.6%
Electric	10.0%
Electronics	2.3%
Engineering & Construction	0.4%
Entertainment	0.2%
Food	3.2%
Forest Products & Paper	0.9%
Gas	1.9%
Hand/Machine Tools	0.3%
Healthcare-Products	0.8%
Healthcare-Services	2.5%
Holding Companies-Diversified	0.7%
Home Builders	3.8%
Home Furnishings	0.2%
Household Products/Wares	0.9%
Insurance	9.5%
Internet	1.0%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Diversified	0.7%
Media	2.1%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	2.1%
Oil & Gas	6.6%
Oil & Gas Services	2.7%
Packaging & Containers	0.5%
Pharmaceuticals	1.3%
Pipelines	0.4%
Real Estate Investment Trust	3.2%
Retail	4.3%
Savings & Loans	2.3%
Semiconductors	2.2%
Software	0.9%
Telecommunications	2.2%
Textiles	0.9%
Transportation	1.8%
Trucking & Leasing	0.3%
Other **	(0.2)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $114,391,266)	$133,381,396
Segregated cash balances with brokers for futures contracts	6,334
Dividends and interest receivable	104,983
Receivable for investments sold	44,775,841
Receivable for capital shares issued	10,322
Prepaid expenses	1,208

Total Assets	178,280,084

Liabilities:
Cash overdraft	407,161
Payable for capital shares redeemed	44,497,015
Variation margin on futures contracts	580
Advisory fees payable	90,389
Management services fees payable	18,078
Administration fees payable	3,835
Administrative services fees payable	60,327
Distribution fees payable	30,151
Trustee fees payable	23
Transfer agency fees payable	4,114
Fund accounting fees payable	5,757
Compliance services fees payable	588
Other accrued expenses	17,415

Total Liabilities	45,135,433

Net Assets	$133,144,651

Net Assets consist of:
Capital	$118,143,946
Accumulated net investment income (loss)	47,787
Accumulated net realized gains (losses) on investments	(4,038,147)
Net unrealized appreciation (depreciation) on investments	18,991,065

Net Assets	$133,144,651

Shares of Beneficial Interest Outstanding	3,710,160

Net Asset Value (offering and redemption price per share)	$35.89

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,134,338
Interest	5,039

Total Investment Income	1,139,377

Expenses:
Advisory fees	443,998
Management services fees	88,800
Administration fees	21,839
Transfer agency fees	18,113
Administrative services fees	296,017
Distribution fees	147,999
Custody fees	22,395
Fund accounting fees	25,312
Trustee fees	567
Compliance services fees	1,482
Other fees	25,068

Total Expenses	1,091,590

Net Investment Income (Loss)	47,787

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,456,524
Net realized gains (losses) on futures contracts	7,057
Change in net unrealized appreciation/depreciation on investments	1,277,564

Net Realized and Unrealized Gains (Losses) on Investments	2,741,145

Change in Net Assets Resulting from Operations	$2,788,932

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$47,787	$(262,989)
Net realized gains (losses) on investments	1,463,581	1,077,080
Change in net unrealized appreciation/depreciation on investments	1,277,564	11,303,426

Change in net assets resulting from operations	2,788,932	12,117,517

Distributions to Shareholders From:
Net realized gains on investments	—	(3,505,619)

Change in net assets resulting from distributions	—	(3,505,619)

Capital Transactions:
Proceeds from shares issued	566,239,222	693,395,810
Dividends reinvested	—	3,505,619
Cost of shares redeemed	(561,299,422)	(630,672,905)

Change in net assets resulting from capital transactions	4,939,800	66,228,524

Change in net assets	7,728,732	74,840,422
Net Assets:
Beginning of period	125,415,919	50,575,497

End of period	$133,144,651	$125,415,919

Accumulated net investment income (loss)	$47,787	$—

Share Transactions:
Issued	16,487,233	21,371,077
Reinvested	—	107,666
Redeemed	(16,374,133)	(19,484,075)

Change in shares	113,100	1,994,668

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$34.87		$31.56	$23.25	$30.00

Investment Activities:
Net investment income (loss) (b)	0.01		(0.10)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	1.01		5.02	8.36	(6.73)

Total income (loss) from investment activities	1.02		4.92	8.31	(6.75)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.61)	—	—

Net Asset Value, End of Period	$35.89		$34.87	$31.56	$23.25

Total Return	2.90	% (c)	15.96%	35.74%	(22.50	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.84%		1.92%	2.08%	2.25%
Net expenses (d)	1.84%		1.92%	1.98%	1.98%
Net investment income (loss) (d)	0.08%		(0.30)%	(0.20)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$133,145		$125,416	$50,575	$12,487
Portfolio turnover rate (e)	519	% (c)	748%	1,012%	1,361	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund Mid-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM  Not meaningful, amount is less than 0.5%.

S&P MidCap 400/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	25.09%
Consumer, Cyclical	23.03%
Industrial	13.39%
Technology	11.23%
Financial	10.47%
Energy	9.35%
Communications	5.23%
Utilities	1.17%
Basic Materials	1.04%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund Mid-Cap Growth	June 30, 2005
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	13,914	$955,891
Activision, Inc. * (Software)	32,466	536,338
ADTRAN, Inc. (Telecommunications)	10,822	268,277
Advance Auto Parts, Inc. * (Retail)	11,595	748,457
Advent Software, Inc. * (Software)	4,638	93,966
Aeropostale, Inc. * (Retail)	8,503	285,701
Alliance Data Systems Corp. * (Commercial Services)	10,822	438,940
Alliant Techsystems, Inc. * (Aerospace/Defense)	6,184	436,591
American Eagle Outfitters, Inc. (Retail)	22,417	687,081
Ametek, Inc. (Electrical Components & Equipment)	10,822	452,901
Amphenol Corp.—Class A (Electronics)	13,914	558,926
Anteon International Corp. * (Computers)	5,411	246,850
Applebee’s International, Inc. (Retail)	13,141	348,105
Apria Healthcare Group, Inc. * (Healthcare-Services)	7,730	267,767
Aqua America, Inc. (Water)	15,460	459,780
Arch Coal, Inc. (Coal)	10,049	547,369
Arthur J. Gallagher & Co. (Insurance)	14,687	398,458
Bank of Hawaii Corp. (Banks)	8,503	431,527
Barr Laboratories, Inc. * (Pharmaceuticals)	14,687	715,844
Beckman Coulter, Inc. (Healthcare-Products)	10,049	638,815
Boyd Gaming Corp. (Lodging)	10,822	553,329
Brinker International, Inc. * (Retail)	13,914	557,256
Brown & Brown, Inc. (Insurance)	10,049	451,602
C.H. Robinson Worldwide, Inc. (Transportation)	13,914	809,795
Career Education Corp. * (Commercial Services)	16,233	594,289
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,638	318,306
Carmax, Inc. * (Retail)	17,006	453,210
Catalina Marketing Corp. (Advertising)	7,730	196,419
CDW Corp. (Distribution/Wholesale)	11,595	661,959
Cephalon, Inc. * (Pharmaceuticals)	9,276	369,278
Certegy, Inc. (Software)	10,049	384,073
Cheesecake Factory, Inc. * (Retail)	12,368	429,541
Chico’s FAS, Inc. * (Retail)	28,601	980,441
Choicepoint, Inc. * (Commercial Services)	14,687	588,214
Church & Dwight, Inc. (Household Products/Wares)	10,049	363,774
Cincinnati Bell, Inc. * (Telecommunications)	39,423	169,519
City National Corp. (Banks)	6,957	498,886
Claire’s Stores, Inc. (Retail)	16,233	390,404
CNF, Inc. (Transportation)	8,503	381,785
Cognizant Technology Solutions Corp. * (Computers)	21,644	1,020,083
Copart, Inc. * (Retail)	13,141	312,756
Corinthian Colleges, Inc. * (Commercial Services)	14,687	187,553
Covance, Inc. * (Healthcare-Services)	10,049	450,899
Coventry Health Care, Inc. * (Healthcare-Services)	17,006	1,203,174
Cree Research, Inc. * (Semiconductors)	12,368	315,013
Crompton Corp. (Chemicals)	18,552	262,511
CSG Systems International, Inc. * (Software)	7,730	146,715
Cullen/Frost Bankers, Inc. (Banks)	7,730	368,335
Cypress Semiconductor Corp. * (Semiconductors)	20,871	262,766
CYTYC Corp. * (Healthcare-Products)	18,552	409,257
Deluxe Corp. (Commercial Services)	7,730	313,838
DENTSPLY International, Inc. (Healthcare-Products)	12,368	667,872
Developers Diversified Realty Corp. ( REIT)	17,006	781,596
DeVry, Inc. * (Commercial Services)	10,049	199,975
Diebold, Inc. (Computers)	11,595	523,050
Dollar Tree Stores, Inc. * (Retail)	17,006	408,144
Donaldson Co., Inc. (Miscellaneous Manufacturing)	12,368	375,121
DPL, Inc. (Electric)	20,098	551,690
DST Systems, Inc. * (Computers)	12,368	578,822
Dun & Bradstreet Corp. * (Software)	10,822	667,177
Eaton Vance Corp. (Diversified Financial Services)	20,871	499,026
Education Management Corp. * (Commercial Services)	10,822	365,026
Edwards Lifesciences Corp. * (Healthcare-Products)	9,276	399,054
Energizer Holdings, Inc. * (Electrical Components & Equipment)	11,595	720,861
Equitable Resources, Inc. (Pipelines)	10,049	683,332
Expeditors International of Washington, Inc. (Transportation)	17,006	847,069
F5 Networks, Inc. * (Internet)	6,184	292,101
Fastenal Co. (Distribution/Wholesale)	10,822	662,955
FMC Technologies, Inc. * (Oil & Gas Services)	10,822	345,979
Gartner Group, Inc. * (Commercial Services)	13,914	147,767
Gen-Probe, Inc. * (Healthcare-Products)	7,730	280,058
Gentex Corp. (Electronics)	24,736	450,195
Graco, Inc. (Machinery-Diversified)	10,822	368,706
Grant Prideco, Inc. * (Oil & Gas Services)	20,098	531,592
GTECH Holdings Corp. (Entertainment)	18,552	542,460
Harman International Industries, Inc. (Home Furnishings)	10,049	817,587

See accompanying notes to the financial statements.

45

PROFUNDS VP	Schedule of Portfolio Investments
ProFund Mid-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Harris Corp. (Telecommunications)	21,644	$675,509
Harsco Corp. (Miscellaneous Manufacturing)	6,957	379,504
Harte-Hanks, Inc. (Advertising)	11,595	344,720
Health Net, Inc. * (Healthcare-Services)	17,779	678,446
Henry Schein, Inc. * (Healthcare-Products)	13,914	577,709
Herman Miller, Inc. (Office Furnishings)	11,595	357,590
Hillenbrand Industries, Inc. (Healthcare-Products)	9,276	468,902
HNI Corp. (Office Furnishings)	8,503	434,928
Hormel Foods Corp. (Food)	17,006	498,786
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	7,730	503,996
Hubbell, Inc.—Class B (Electrical Components & Equipment)	10,049	443,161
INAMED Corp. * (Healthcare-Products)	5,411	362,375
Integrated Circuit Systems, Inc. * (Semiconductors)	10,822	223,366
International Speedway Corp. (Entertainment)	6,957	391,401
Investors Financial Services Corp. (Banks)	10,822	409,288
ITT Educational Services, Inc. * (Commercial Services)	7,730	412,937
IVAX Corp. * (Pharmaceuticals)	37,104	797,736
J.B. Hunt Transport Services, Inc. (Transportation)	21,644	417,729
Jack Henry & Associates, Inc. (Computers)	13,141	240,612
Jacobs Engineering Group, Inc. * (Engineering & Construction)	9,276	521,868
JetBlue Airways Corp. * (Airlines)	15,460	316,002
Korn/Ferry International * (Commercial Services)	5,411	96,045
Lam Research Corp. * (Semiconductors)	22,417	648,748
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,638	199,063
Laureate Education, Inc. * (Commercial Services)	7,730	369,958
Legg Mason, Inc. (Diversified Financial Services)	17,779	1,850,971
LifePoint Hospitals, Inc. * (Healthcare-Services)	8,503	429,572
Lincare Holdings, Inc. * (Healthcare-Services)	15,460	631,386
LTX Corp. * (Semiconductors)	10,049	49,843
Macromedia, Inc. * (Internet)	12,368	472,705
Martek Biosciences Corp. * (Biotechnology)	5,411	205,347
McAfee, Inc. * (Internet)	26,282	688,063
Michaels Stores, Inc. (Retail)	21,644	895,412
Micrel, Inc. * (Semiconductors)	12,368	142,479
Microchip Technology, Inc. (Semiconductors)	33,239	984,539
Moneygram International, Inc. (Software)	13,914	266,036
Murphy Oil Corp. (Oil & Gas)	27,828	1,453,456
National Instruments Corp. (Computers)	10,822	229,426
Nordson Corp. (Machinery-Diversified)	5,411	185,489
O’Reilly Automotive, Inc. * (Retail)	17,006	506,949
Olin Corp. (Chemicals)	11,595	211,493
Outback Steakhouse, Inc. (Retail)	10,822	489,587
Pacific Sunwear of California, Inc. * (Retail)	12,368	284,340
Packaging Corp. of America (Packaging & Containers)	13,914	292,890
Patterson Dental Co. * (Healthcare-Products)	21,644	975,711
Patterson-UTI Energy, Inc. (Oil & Gas)	27,055	752,941
Peabody Energy Corp. (Coal)	19,325	1,005,673
Pentair, Inc. (Miscellaneous Manufacturing)	16,233	694,935
Petsmart, Inc. (Retail)	23,190	703,817
Plains Exploration & Production Co. * (Oil & Gas)	12,368	439,435
Plantronics, Inc. (Telecommunications)	7,730	281,063
Precision Castparts Corp. (Metal Fabricate/Hardware)	10,822	843,034
Protein Design Labs, Inc. * (Biotechnology)	17,006	343,692
Questar Corp. (Pipelines)	13,914	916,933
Rayonier, Inc. (Forest Products & Paper)	7,730	409,922
Reader’s Digest Association, Inc. (Media)	16,233	267,845
Regency Centers Corp. ( REIT)	10,049	574,803
Renal Care Group, Inc. * (Healthcare-Services)	10,822	498,894
Republic Services, Inc. (Environmental Control)	20,871	751,565
Reynolds & Reynolds Co. (Computers)	9,276	250,730
Rollins, Inc. (Commercial Services)	7,730	154,909
Ross Stores, Inc. (Retail)	23,190	670,423
Ruby Tuesday, Inc. (Retail)	10,049	260,269
SEI Investments Co. (Software)	13,141	490,816
Semtech Corp. * (Semiconductors)	11,595	193,057
Sepracor, Inc. * (Pharmaceuticals)	17,006	1,020,530
Silicon Laboratories, Inc. * (Semiconductors)	6,957	182,343
Smith International, Inc. (Oil & Gas Services)	17,006	1,083,283
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	7,730	105,901
Stericycle, Inc. * (Environmental Control)	6,957	350,076
SVB Financial Group * (Banks)	5,411	259,187
Sybase, Inc. * (Software)	14,687	269,506
TCF Financial Corp. (Banks)	20,098	520,137
Techne Corp. * (Healthcare-Products)	6,184	283,907
The Neiman Marcus Group, Inc.—Class A (Retail)	7,730	749,192
The Ryland Group, Inc. (Home Builders)	7,730	586,475
The Timberland Co.—Class A * (Apparel)	10,049	389,097
Thor Industries, Inc. (Home Builders)	6,957	218,659
Titan Corp. * (Aerospace/Defense)	13,914	316,404
Toll Brothers, Inc. * (Home Builders)	10,049	1,020,476
Tootsie Roll Industries, Inc. (Food)	6,957	203,492
Transaction Systems Architect, Inc. * (Software)	5,411	133,273
Tupperware Corp. (Household Products/Wares)	9,276	216,780
United Dominion Realty Trust, Inc. ( REIT)	21,644	520,538
Universal Health Services, Inc.—Class B (Healthcare-Services)	9,276	576,782
Urban Outfitters, Inc. * (Retail)	10,822	613,499
Valassis Communications, Inc. * (Commercial Services)	7,730	286,397
Valeant Pharmaceuticals International (Pharmaceuticals)	14,687	258,932
Varian Medical Systems, Inc. * (Healthcare-Products)	20,871	779,114
VCA Antech, Inc. * (Pharmaceuticals)	12,368	299,924
Vertex Pharmaceuticals, Inc. * (Biotechnology)	14,687	247,329
Waddell & Reed Financial, Inc. (Diversified Financial Services)	13,141	243,109
Washington Post Co.—Class B (Media)	773	645,478
Weingarten Realty Investors ( REIT)	13,914	545,707
Westamerica Bancorporation (Banks)	5,411	285,755
Western Digital Corp. * (Computers)	34,012	456,441
Western Gas Resources, Inc. (Pipelines)	10,049	350,710
Whole Foods Market, Inc. (Food)	10,822	1,280,243
Williams Sonoma, Inc. * (Retail)	18,552	734,103
Wilmington Trust Corp. (Banks)	10,822	389,700
Wind River Systems, Inc. * (Software)	12,368	193,930
Zebra Technologies Corp. * (Machinery-Diversified)	11,595	507,745

TOTAL COMMON STOCKS
(Cost $74,626,746)		86,274,762

See accompanying notes to the financial statements.

46

PROFUNDS VP	Schedule of Portfolio Investments
ProFund Mid-Cap Growth	June 30, 2005
(unaudited)

Repurchase Agreements (0.2%)
	Principal Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $142,011 (Collateralized by $143,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $143,638)	$142,000	$142,000

TOTAL REPURCHASE AGREEMENTS (Cost $142,000)		142,000

TOTAL INVESTMENT SECURITIES (Cost $74,768,746)—100.0%		86,416,762
Net other assets (liabilities)—( NM)		(41,708)

NET ASSETS —100.0%		$86,375,054

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.
REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $137,680)	2	$935
ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising		0.6%
Aerospace/Defense		0.9%
Airlines		0.4%
Apparel		0.5%
Banks		3.7%
Biotechnology		0.9%
Chemicals		0.5%
Coal		1.8%
Commercial Services		4.9%
Computers		4.1%
Distribution/Wholesale		1.5%
Diversified Financial Services		3.0%
Electric		0.6%
Electrical Components & Equipment		1.9%
Electronics		1.2%
Engineering & Construction		0.6%
Entertainment		1.1%
Environmental Control		1.3%
Food		2.3%
Forest Products & Paper		0.5%
Healthcare-Products		6.7%
Healthcare-Services		5.5%
Home Builders		2.7%
Home Furnishings		0.9%
Household Products/Wares		0.7%
Insurance		1.0%
Internet		1.7%
Lodging		0.6%
Machinery-Diversified		1.2%
Media		1.1%
Metal Fabricate/Hardware		1.0%
Miscellaneous Manufacturing		2.3%
Office Furnishings		0.9%
Oil & Gas		3.1%
Oil & Gas Services		2.3%
Packaging & Containers		0.3%
Pharmaceuticals		4.0%
Pipelines		2.3%
Real Estate Investment Trust		2.8%
Retail		14.3%
Semiconductors		3.5%
Software		3.7%
Telecommunications		1.6%
Transportation		2.8%
Water		0.5%
Other **		0.2%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

47

PROFUNDS VP
ProFund Mid-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $74,626,746)	$86,274,762
Repurchase agreements, at cost	142,000

Total Investment Securities	86,416,762
Cash	1,208
Segregated cash balances with brokers for futures contracts	6,334
Dividends and interest receivable	41,396
Receivable for investments sold	1,672,252
Prepaid expenses	814

Total Assets	88,138,766

Liabilities:
Payable for capital shares redeemed	1,623,616
Variation margin on futures contracts	580
Advisory fees payable	55,695
Management services fees payable	11,139
Administration fees payable	2,362
Administrative services fees payable	37,201
Distribution fees payable	18,580
Trustee fees payable	14
Transfer agency fees payable	2,531
Fund accounting fees payable	3,572
Compliance services fees payable	362
Other accrued expenses	8,060

Total Liabilities	1,763,712

Net Assets	$86,375,054

Net Assets consist of:
Capital	$80,375,149
Accumulated net investment income (loss)	(356,730)
Accumulated net realized gains (losses) on investments	(5,292,316)
Net unrealized appreciation (depreciation) on investments	11,648,951

Net Assets	$86,375,054

Shares of Beneficial Interest Outstanding	2,603,520

Net Asset Value (offering and redemption price per share)	$33.18

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$289,331
Interest	4,871

Total Investment Income	294,202

Expenses:
Advisory fees	264,421
Management services fees	52,884
Administration fees	11,058
Transfer agency fees	9,923
Administrative services fees	176,283
Distribution fees	88,140
Custody fees	18,968
Fund accounting fees	14,079
Trustee fees	344
Compliance services fees	810
Other fees	14,022

Total Expenses	650,932

Net Investment Income (Loss)	(356,730)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,024,901)
Net realized gains (losses) on futures contracts	7,057
Change in net unrealized appreciation/depreciation on investments	545,840

Net Realized and Unrealized Gains (Losses) on Investments	(472,004)

Change in Net Assets Resulting from Operations	$(828,734)

See accompanying notes to the financial statements.

48

PROFUNDS VP
ProFund Mid-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(356,730)	$(569,218)
Net realized gains (losses) on investments	(1,017,844)	777,264
Change in net unrealized appreciation/depreciation on investments	545,840	2,607,900

Change in net assets resulting from operations	(828,734)	2,815,946

Distributions to Shareholders From:
Net realized gains on investments	—	(1,390,157)

Change in net assets resulting from distributions	—	(1,390,157)

Capital Transactions:
Proceeds from shares issued	323,954,291	380,642,405
Dividends reinvested	—	1,390,157
Cost of shares redeemed	(311,828,148)	(354,941,722)

Change in net assets resulting from capital transactions	12,126,143	27,090,840

Change in net assets	11,297,409	28,516,629
Net Assets:
Beginning of period	75,077,645	46,561,016

End of period	$86,375,054	$75,077,645

Accumulated net investment income (loss)	$(356,730)	$—

Share Transactions:
Issued	10,037,496	12,402,325
Reinvested	—	45,564
Redeemed	(9,755,570)	(11,688,582)

	281,926	759,307
Change in shares

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.34		$29.80	$23.36	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.16)		(0.36)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	1.00	(c)	3.62	6.87	(6.43)

Total income (loss) from investment activities	0.84		3.26	6.52	(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.72)	(0.08)	—

Net Asset Value, End of Period	$33.18		$32.34	$29.80	$23.36

Total Return	2.60	% (d)	11.08%	27.91%	(22.13	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.85%		1.94%	2.02%	2.22%
Net expenses (e)	1.85%		1.94%	1.98%	1.98%
Net investment income (loss) (e)	(1.01)%		(1.20)%	(1.31)%	(1.32)%
Supplemental Data:
Net assets, end of period (000’s)	$86,375		$75,078	$46,561	$15,064
Portfolio turnover rate (f)	479	% (d)	792%	678%	1,594	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Value - Composition
% of Index

Financial	22.33%
Industrial	21.74%
Consumer, Cyclical	17.31%
Consumer, Non-cyclical	12.16%
Technology	7.39%
Utilities	7.05%
Energy	4.68%
Basic Materials	4.34%
Communications	3.00%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.8%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	4,944	$98,287
A.M. Castle & Co. * (Metal Fabricate/Hardware)	4,944	76,434
AAR Corp. * (Aerospace/Defense)	11,742	184,467
ABM Industries, Inc. (Commercial Services)	16,686	325,376
Actel Corp. * (Semiconductors)	9,270	128,853
Action Performance Cos., Inc. (Toys/Games/Hobbies)	6,798	59,958
Acuity Brands, Inc. (Miscellaneous Manufacturing)	16,068	412,787
Adaptec, Inc. * (Telecommunications)	41,406	160,655
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	9,888	77,720
Aeroflex, Inc. * (Telecommunications)	27,192	228,413
Agilysys, Inc. (Computers)	10,506	164,944
Albany International Corp.—Class A (Machinery-Diversified)	11,742	377,036
Aleris International, Inc. * (Environmental Control)	10,506	236,910
ALLETE, Inc. (Electric)	11,124	555,087
Alliance One International, Inc. (Agriculture)	32,136	193,137
Alpharma, Inc. (Pharmaceuticals)	17,304	250,389
Altiris, Inc. * (Software)	8,652	127,011
American Italian Pasta Co. (Food)	6,798	142,894
American States Water Co. (Water)	6,180	181,507
Amgey Bancorporation, Inc. (Banks)	25,956	580,895
Analogic Corp. (Electronics)	4,944	248,782
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	7,416	224,408
Angelica Corp. (Textiles)	3,090	75,736
Anixter International, Inc. * (Telecommunications)	12,978	482,392
Apogee Enterprises, Inc. (Building Materials)	9,888	151,979
Applica, Inc. * (Home Furnishings)	8,034	25,950
Applied Industrial Technologies, Inc. (Machinery-Diversified)	9,888	319,284
Applied Signal Technology, Inc. (Telecommunications)	4,326	82,367
AptarGroup, Inc. (Miscellaneous Manufacturing)	12,978	659,282
Arch Chemicals, Inc. (Chemicals)	8,652	215,954
Arctic Cat, Inc. (Leisure Time)	5,562	114,188
Arkansas Best Corp. (Transportation)	8,652	275,220
Armor Holdings, Inc. * (Aerospace/Defense)	12,978	514,058
ArQule, Inc. * (Biotechnology)	11,742	76,088
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	14,832	129,038
Ashworth, Inc. * (Airlines)	4,944	44,545
Astec Industries, Inc. * (Machinery-Construction & Mining)	6,798	157,646
Atmos Energy Corp. (Gas)	29,664	854,323
Audiovox Corp.—Class A * (Telecommunications)	8,034	124,527
Avista Corp. (Electric)	17,922	333,170
Axcelis Technologies, Inc. * (Semiconductors)	37,080	254,369
Aztar Corp. * (Lodging)	12,978	444,497
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	19,776	374,755
BankUnited Financial Corp.—Class A * (Savings & Loans)	10,506	284,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	8,034	265,925
Bassett Furniture Industries, Inc. (Home Furnishings)	4,326	81,588
Bel Fuse, Inc.—Class B (Electronics)	4,326	132,203
Belden, Inc. (Electrical Components & Equipment)	17,304	366,845
Bell Microproducts, Inc. * (Distribution/Wholesale)	10,506	98,756
Benchmark Electronics, Inc. * (Electronics)	15,450	469,988
Black Box Corp. (Telecommunications)	6,180	218,772
Boston Private Financial Holdings, Inc. (Banks)	10,506	264,751
Bowne & Co., Inc. (Commercial Services)	12,360	178,726
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	5,562	59,792
Briggs & Stratton Corp. (Machinery-Diversified)	19,158	663,249
Brookline Bancorp, Inc. (Savings & Loans)	22,866	371,801
Brooks Automation, Inc. * (Semiconductors)	16,686	247,787
Brooktrout, Inc.—Class B * (Computers)	4,944	55,175
Brown Shoe Co., Inc. (Retail)	6,798	266,142
Brush Engineered Materials, Inc. * (Mining)	6,798	96,939
Buckeye Technologies, Inc. * (Forest Products & Paper)	12,360	98,509
Burlington Coat Factory Warehouse Corp. (Retail)	11,742	500,679
C&D Technologies, Inc. (Electrical Components & Equipment)	9,270	85,191
C-COR.net Corp. * (Telecommunications)	17,304	118,532
Cambrex Corp. (Biotechnology)	9,888	188,366
Capital Automotive ( REIT)	15,450	589,727

See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Captaris, Inc. * (Software)	11,124	$46,053
Caraustar Industries, Inc. * (Forest Products & Paper)	10,506	110,313
Carpenter Technology Corp. (Iron/Steel)	9,270	480,186
Carreker Corp. * (Computers)	8,652	47,413
Cascade Natural Gas Corp. (Gas)	4,326	88,683
Casey’s General Stores, Inc. (Retail)	18,540	367,463
Cash America International, Inc. (Retail)	10,506	211,381
Catapult Communications Corp. * (Computers)	4,326	73,802
CDI Corp. (Commercial Services)	5,562	121,91
Central Pacific Financial Corp. (Banks)	11,124	396,014
Central Parking Corp. (Commercial Services)	11,742	161,453
Central Vermont Public Service Corp. (Electric)	4,326	80,031
Century Aluminum Co. * (Mining)	9,888	201,715
CH Energy Group, Inc. (Electric)	5,562	270,480
Checkpoint Systems, Inc. * (Electronics)	13,596	240,649
Chesapeake Corp. (Packaging & Containers)	7,416	155,291
Chittenden Corp. (Banks)	17,304	470,669
Ciber, Inc. * (Computers)	21,630	172,607
Cimarex Energy Co. * (Oil & Gas)	29,664	1,154,226
CLECO Corp. (Electric)	18,540	399,908
Coachmen Industries, Inc. (Home Builders)	5,562	69,692
Coherent, Inc. * (Electronics)	11,124	400,574
Cohu, Inc. (Semiconductors)	8,034	161,082
Coinstar, Inc. * (Commercial Services)	9,270	210,336
Colonial Properties Trust ( REIT)	14,214	625,416
Commercial Federal Corp. (Savings & Loans)	14,214	478,728
Commercial Metals Co. (Metal Fabricate/Hardware)	22,248	529,947
Commercial NET Lease Realty ( REIT)	19,158	392,164
Community Bank System, Inc. (Banks)	11,124	271,314
CONMED Corp. * (Healthcare-Products)	10,506	323,270
Consolidated Graphics, Inc. * (Commercial Services)	4,944	201,567
Corn Products International, Inc. (Food)	27,810	660,765
Cost Plus, Inc. * (Retail)	8,034	200,368
Cross Country Healthcare, Inc. * (Commercial Services)	9,888	168,096
CRT Properties, Inc. ( REIT)	11,742	320,557
CTS Corp. (Electronics)	13,596	167,095
Cubic Corp. (Electronics)	8,034	142,523
Curtiss-Wright Corp. (Aerospace/Defense)	8,034	433,434
Cymer, Inc. * (Electronics)	13,596	358,255
Datascope Corp. (Healthcare-Products)	4,944	164,882
Delphi Financial Group, Inc.—Class A (Insurance)	11,124	491,125
Department 56, Inc. * (Toys/Games/Hobbies)	4,944	50,676
Digi International, Inc. * (Software)	8,034	95,283
Dime Community Bancshares, Inc. (Savings & Loans)	12,360	187,872
Ditech Communications Corp. * (Telecommunications)	11,742	76,206
Downey Financial Corp. (Savings & Loans)	8,652	633,325
Dress Barn, Inc. * (Retail)	9,270	209,780
Drill-Quip, Inc. * (Oil & Gas Services)	4,326	125,497
DRS Technologies, Inc. * (Aerospace/Defense)	9,888	507,057
DSP Group, Inc. * (Semiconductors)	10,506	250,778
eFunds Corp. * (Software)	16,686	300,181
EGL, Inc. * (Transportation)	17,304	351,617
El Paso Electric Co. * (Electric)	17,304	353,867
Electro Scientific Industries, Inc. * (Electronics)	10,506	187,847
EMCOR Group, Inc. * (Engineering & Construction)	5,562	271,982
Enesco Group, Inc. * (Housewares)	5,562	16,630
Entertainment Properties Trust ( REIT)	9,270	426,420
EPIQ Systems, Inc. * (Software)	5,562	90,994
ESS Technology, Inc. * (Semiconductors)	12,978	54,637
Esterline Technologies Corp. * (Aerospace/Defense)	9,270	371,542
Exar Corp. * (Semiconductors)	15,450	230,051
Fedders Corp. (Home Furnishings)	9,888	21,754
FEI Co. * (Electronics)	10,506	239,642
Financial Federal Corp. (Diversified Financial Services)	6,180	238,795
First BanCorp. (Banks)	14,214	570,692
First Republic Bank (Banks)	8,652	305,675
FirstFed Financial Corp. * (Savings & Loans)	6,180	368,390
Flagstar Bancorp, Inc. (Savings & Loans)	17,304	327,565
Fleetwood Enterprises, Inc. * (Home Builders)	20,394	206,999
Fred’s, Inc. (Retail)	14,832	245,915
Fremont General Corp. (Banks)	26,574	646,545
Frontier Airlines, Inc. * (Airlines)	12,978	134,063
Fuller (H.B.) Co. (Chemicals)	10,506	357,834
G & K Services, Inc. (Textiles)	8,034	303,123
Gables Residential Trust ( REIT)	10,506	454,174
Gardner Denver, Inc. * (Machinery-Diversified)	9,270	325,192
General Communication, Inc.—Class A * (Telecommunications)	18,540	182,990
Gentiva Health Services, Inc. * (Healthcare-Services)	8,652	154,525
Gerber Scientific, Inc. * (Machinery-Diversified)	8,034	55,917
Glenborough Realty Trust, Inc. ( REIT)	12,978	267,217
Global Imaging Systems, Inc. * (Office/Business Equipment)	8,652	275,653
Gold Banc Corp., Inc. (Banks)	14,214	206,814
Goody’s Family Clothing, Inc. (Retail)	9,888	72,924
Green Mountain Power Corp. (Electric)	1,854	55,323
Griffon Corp. * (Miscellaneous Manufacturing)	9,888	219,514
Group 1 Automotive, Inc. * (Retail)	8,652	207,994
Gymboree Corp. * (Apparel)	11,742	160,396
Haggar Corp. (Apparel)	2,472	50,305
Hain Celestial Group, Inc. * (Food)	12,360	241,020
Hancock Fabrics, Inc. (Retail)	6,798	45,139
Haverty Furniture Cos., Inc. (Retail)	8,652	127,877
Heidrick & Struggles International, Inc. * (Commercial Services)	7,416	193,409
Helix Technology Corp. (Semiconductors)	9,888	131,313
Hilb, Rogal & Hobbs Co. (Insurance)	12,978	446,443
Hooper Holmes, Inc. (Commercial Services)	24,102	100,023
Hughes Supply, Inc. (Distribution/Wholesale)	24,102	677,267
Hutchinson Technology, Inc. * (Computers)	9,270	356,988
Imagistics International, Inc. * (Office/Business Equipment)	6,180	173,040
Infinity Property & Casualty Corp. (Insurance)	7,416	258,670
Input/Output, Inc. * (Oil & Gas Services)	24,720	155,242
Insight Enterprises, Inc. * (Retail)	17,922	361,666
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	9,888	158,505
Inter-Tel, Inc. (Software)	8,652	161,014
Interface, Inc.—Class A * (Office Furnishings)	18,540	149,247
Internet Security Systems, Inc. * (Internet)	15,450	313,481
Intrado, Inc. * (Telecommunications)	6,180	92,453
Invacare Corp. (Healthcare-Products)	11,742	520,875
Investment Technology Group, Inc. * (Diversified Financial Services)	15,450	324,759
Irwin Financial Corp. (Banks)	8,652	191,988
J & J Snack Foods Corp. (Food)	3,090	161,762
J. Jill Group, Inc. * (Retail)	6,798	93,473
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	9,888	189,949
JDA Software Group, Inc. * (Software)	10,506	119,558
Jo-Ann Stores, Inc. * (Retail)	8,652	228,326
K2, Inc. * (Leisure Time)	17,304	219,414
Kaman Corp.—Class A (Aerospace/Defense)	8,652	156,082
Kansas City Southern Industries, Inc. * (Transportation)	30,282	611,091

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Keithley Instruments, Inc. (Electronics)	5,562	$85,710
Kellwood Co. (Apparel)	10,506	282,612
Kirby Corp. * (Transportation)	8,652	390,205
Kopin Corp. * (Semiconductors)	25,956	132,376
La-Z-Boy, Inc. (Home Furnishings)	19,158	279,132
Laclede Group, Inc. (Gas)	8,034	255,160
LandAmerica Financial Group, Inc. (Insurance)	6,798	403,597
Landry’s Restaurants, Inc. (Retail)	7,416	223,147
Lawson Products, Inc. (Metal Fabricate/Hardware)	2,472	95,963
Lexington Corporate Properties Trust ( REIT)	17,922	435,684
Libbey, Inc. (Housewares)	4,944	78,165
Lindsay Manufacturing Co. (Machinery-Diversified)	4,326	102,007
Linens ’n Things, Inc. * (Retail)	16,686	394,791
Lone Star Steakhouse & Saloon, Inc. (Retail)	6,798	206,727
Longs Drug Stores Corp. (Retail)	11,742	505,492
Lydall, Inc. * (Miscellaneous Manufacturing)	6,180	53,272
M.D.C. Holdings, Inc. (Home Builders)	14,214	1,169,101
MAF Bancorp, Inc. (Savings & Loans)	11,124	474,216
MagneTek, Inc. * (Electrical Components & Equipment)	10,506	27,000
Manitowoc Co. (Machinery-Diversified)	11,124	456,306
MapInfo Corp. * (Software)	7,416	77,942
Marcus Corp. (Lodging)	9,888	209,823
Material Sciences Corp. * (Iron/Steel)	4,944	71,985
Maverick Tube Corp. * (Oil & Gas Services)	15,450	460,410
Maximus, Inc. (Commercial Services)	7,416	261,711
Meade Instruments Corp. * (Electronics)	6,180	17,242
Mesa Air Group, Inc. * (Airlines)	11,124	74,642
Methode Electronics, Inc.—Class A (Electronics)	13,596	161,385
MIVA, Inc. (Internet)	10,506	48,748
Mobile Mini, Inc. * (Storage/Warehousing)	5,562	191,778
Monaco Coach Corp. (Home Builders)	11,124	191,222
Moog, Inc.—Class A * (Aerospace/Defense)	13,596	428,138
MRO Software, Inc. * (Software)	8,652	126,406
Multimedia Games, Inc. * (Leisure Time)	9,888	108,867
Myers Industries, Inc. (Miscellaneous Manufacturing)	12,360	154,500
Napster, Inc. * (Software)	16,068	67,486
Nash Finch Co. (Food)	4,944	181,643
National Presto Industries, Inc. (Housewares)	1,854	81,706
NBTY, Inc. * (Pharmaceuticals)	22,248	577,113
NCO Group, Inc. * (Commercial Services)	11,742	253,979
NDCHealth Corp. (Software)	12,978	233,215
Neenah Paper, Inc. (Forest Products & Paper)	5,562	172,255
Network Equipment Technologies, Inc. * (Telecommunications)	9,270	47,833
New Century Financial Corp. ( REIT)	19,158	985,678
New Jersey Resources Corp. (Gas)	9,888	477,096
Northwest Natural Gas Co. (Gas)	9,888	378,117
NYFIX, Inc. * (Computers)	11,124	65,743
O’Charley’s, Inc. * (Retail)	8,034	141,880
Oceaneering International, Inc. * (Oil & Gas Services)	9,270	358,286
Offshore Logistics, Inc. * (Transportation)	8,652	284,132
OM Group, Inc. * (Chemicals)	10,506	259,393
On Assignment, Inc. * (Commercial Services)	9,270	46,165
Osteotech, Inc. * (Healthcare-Products)	6,180	22,742
Oxford Industries, Inc. (Apparel)	5,562	239,444
PAREXEL International Corp. * (Commercial Services)	9,888	196,277
Park Electrochemical Corp. (Electronics)	6,798	171,310
Parkway Properties, Inc. ( REIT)	4,944	247,249
Paxar Corp. * (Electronics)	14,214	252,299
PC-Tel, Inc. * (Internet)	7,416	58,067
Pegasus Systems, Inc. * (Leisure Time)	6,798	75,798
Penford Corp. (Chemicals)	3,090	49,440
Pep Boys-Manny, Moe & Jack (Retail)	20,394	276,135
Performance Food Group Co. * (Food)	17,304	522,754
Pericom Semiconductor Corp. * (Semiconductors)	9,888	80,488
Phoenix Technologies, Ltd. * (Software)	9,270	72,121
Photon Dynamics, Inc. * (Electronics)	6,180	127,370
Photronics, Inc. * (Semiconductors)	12,360	288,482
Piedmont Natural Gas Co., Inc. (Gas)	28,428	682,841
Pinnacle Entertainment, Inc. * (Entertainment)	14,832	290,114
Pinnacle Systems, Inc. * (Software)	25,956	142,758
Piper Jaffray * (Diversified Financial Services)	7,416	225,669
Planar Systems, Inc. * (Electronics)	5,562	40,881
PolyOne Corp. * (Chemicals)	33,990	225,014
Pope & Talbot, Inc. (Forest Products & Paper)	6,180	68,598
Presidential Life Corp. (Insurance)	9,270	158,610
PRG-Schultz International, Inc. * (Commercial Services)	16,068	45,312
ProAssurance Corp. * (Insurance)	10,506	438,731
Provident Bankshares Corp. (Banks)	12,360	394,408
Quaker Chemical Corp. (Chemicals)	3,708	64,705
Quanex Corp. (Metal Fabricate/Hardware)	9,270	491,403
RadiSys Corp. * (Computers)	7,416	119,768
Ralcorp Holdings, Inc. (Food)	11,124	457,753
Regal-Beloit Corp. (Hand/Machine Tools)	10,506	306,355
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	17,922	150,366
RehabCare Group, Inc. * (Healthcare-Services)	6,180	165,191
Reliance Steel & Aluminum Co. (Iron/Steel)	11,124	412,367
Rewards Network, Inc. * (Commercial Services)	8,034	43,384
RLI Corp. (Insurance)	8,652	385,879
Robbins & Myers, Inc. (Machinery-Diversified)	4,944	106,345
Rock-Tenn Co. (Forest Products & Paper)	12,360	156,354
RTI International Metals, Inc. * (Mining)	8,034	252,349
Rudolph Technologies, Inc. * (Semiconductors)	5,562	79,703
Russ Berrie & Co., Inc. (Household Products/Wares)	6,180	79,166
Russell Corp. (Apparel)	12,360	252,762
Ryan’s Restaurant Group, Inc. * (Retail)	15,450	216,455
Ryerson Tull, Inc. (Iron/Steel)	9,270	132,283
Sanderson Farms, Inc. (Food)	5,562	252,737
Savient Pharmaceuticals, Inc. * (Biotechnology)	22,248	98,114
SBS Technologies, Inc. * (Electronics)	5,562	51,615
School Specialty, Inc. * (Retail)	8,652	402,318
Schulman (A.), Inc. (Chemicals)	11,124	199,008
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	5,562	173,145
SCPIE Holdings, Inc. * (Insurance)	3,708	42,234
SEACOR SMIT, Inc. * (Oil & Gas Services)	6,798	437,111
Selective Insurance Group, Inc. (Insurance)	10,506	520,572
SFBC International, Inc. * (Commercial Services)	6,180	238,733
Shaw Group, Inc. * (Engineering & Construction)	28,428	611,485
Shopko Stores, Inc. * (Retail)	11,124	270,424
Skyline Corp. (Home Builders)	3,090	123,384
SkyWest, Inc. (Airlines)	21,012	381,998
Skyworks Solutions, Inc. * (Semiconductors)	58,092	428,138
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	9,270	247,602
Sonic Automotive, Inc. (Retail)	12,978	275,912
Sourcecorp * (Commercial Services)	5,562	110,239
South Financial Group, Inc. (Banks)	27,192	772,796
Southern Union Co. * (Gas)	35,844	879,970
Southwest Gas Corp. (Gas)	13,596	346,834
Sovran Self Storage, Inc. ( REIT)	6,180	280,943
Spectrum Brands, Inc. (Household Products/Wares)	16,068	530,244
Spherion Corp. * (Commercial Services)	22,866	150,916
Spinnaker Exploration Co. * (Oil & Gas)	11,124	394,791

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

SPSS, Inc. * (Software)	6,180	$118,718
Stage Stores, Inc. * (Retail)	6,798	296,393
Standard Microsystems Corp. * (Semiconductors)	6,798	158,937
Standard Motor Products, Inc. (Auto Parts & Equipment)	5,562	73,418
Standard Pacific Corp. (Home Builders)	12,360	1,087,062
Standard Register Co. (Household Products/Wares)	9,888	156,329
Standex International Corp. (Miscellaneous Manufacturing)	4,326	122,902
StarTek, Inc. (Commercial Services)	4,944	81,180
Steel Technologies, Inc. (Iron/Steel)	4,326	73,109
Sterling Bancshares, Inc. (Banks)	16,686	259,634
Sterling Financial Corp.-Spokane * (Savings & Loans)	8,652	323,585
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	10,506	238,066
Stewart Information Services Corp. (Insurance)	6,798	285,516
Stone Energy Corp. * (Oil & Gas)	9,270	453,303
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	8,652	72,417
Sunrise Assisted Living, Inc. * (Healthcare-Services)	6,798	366,956
Superior Industries International, Inc. (Auto Parts & Equipment)	9,270	219,699
Supertex, Inc. * (Semiconductors)	4,944	87,311
Susquehanna Bancshares, Inc. (Banks)	17,304	425,505
Swift Energy Co. * (Oil & Gas)	10,506	376,325
SWS Group, Inc. (Diversified Financial Services)	6,180	106,172
Symmetricom, Inc. * (Telecommunications)	16,686	173,034
TBC Corp. * (Retail)	8,034	217,962
Technitrol, Inc. * (Electronics)	14,832	209,576
Tetra Tech, Inc. * (Environmental Control)	21,012	284,293
Texas Industries, Inc. (Building Materials)	8,034	451,751
The Cooper Cos., Inc. (Healthcare-Products)	16,068	977,899
The Stride Rite Corp. (Apparel)	13,596	187,489
Theragenics Corp. * (Pharmaceuticals)	11,742	37,809
Thomas Industries, Inc. (Machinery-Diversified)	5,562	222,258
THQ, Inc. * (Software)	14,832	434,133
Timken Co. (Metal Fabricate/Hardware)	33,372	770,893
Tollgrade Communications, Inc. * (Telecommunications)	4,944	37,080
Too, Inc. * (Retail)	12,360	288,853
Tredegar Corp. (Miscellaneous Manufacturing)	12,360	192,816
TreeHouse Foods, Inc. (Food)	11,124	317,145
Triumph Group, Inc. * (Aerospace/Defense)	5,562	193,335
UICI (Insurance)	14,832	441,549
UIL Holdings Corp. (Electric)	4,944	266,037
Ultratech Stepper, Inc. * (Semiconductors)	8,652	158,332
Umpqua Holdings Corp. (Banks)	16,068	378,241
Unisource Energy Corp. (Electric)	12,978	399,074
United Bankshares, Inc. (Banks)	14,214	506,161
United Stationers, Inc. * (Distribution/Wholesale)	12,360	606,876
Universal Forest Products, Inc. (Building Materials)	6,180	256,161
URS Corp. * (Engineering & Construction)	15,450	577,058
Valmont Industries, Inc. (Metal Fabricate/Hardware)	7,416	191,333
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	13,596	503,052
Veeco Instruments, Inc. * (Semiconductors)	10,506	171,038
Veritas DGC, Inc. * (Oil & Gas Services)	12,360	342,866
Verity, Inc. * (Internet)	13,596	119,237
Viad Corp. (Commercial Services)	8,034	227,684
ViaSat, Inc. * (Telecommunications)	8,652	175,895
Viasys Healthcare, Inc. * (Healthcare-Products)	11,124	251,291
Vital Signs, Inc. (Healthcare-Products)	3,090	133,859
Volt Information Sciences, Inc. * (Commercial Services)	4,326	102,656
W-H Energy Services, Inc. * (Oil & Gas Services)	10,506	261,915
Watts Industries, Inc.—Class A (Electronics)	10,506	351,846
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	19,158	229,513
Wellman, Inc. (Chemicals)	11,742	119,651
Whitney Holding Corp. (Banks)	22,866	746,118
Wilson Greatbatch Technologies, Inc. (Electrical Components & Equipment)	8,034	192,013
Wintrust Financial Corp. (Banks)	8,652	452,932
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	5,562	32,649
Woodward Governor Co. (Electronics)	3,708	311,583
X-Rite, Inc. (Electronics)	7,416	85,358
Zale Corp. * (Retail)	18,540	587,532

TOTAL COMMON STOCKS
(Cost $81,153,269)		97,170,853

TOTAL INVESTMENT SECURITIES
(Cost $81,153,269) —100.8%		97,170,853
Net other assets (liabilities)—(0.8)%		(729,375)

NET ASSETS—100.0%		$96,441,478

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	2.9%
Agriculture	0.2%
Airlines	0.6%
Apparel	1.3%
Auto Parts & Equipment	0.3%
Banks	8.1%
Biotechnology	0.5%
Building Materials	0.9%
Chemicals	1.5%
Commercial Services	3.5%
Computers	1.1%
Distribution/Wholesale	1.4%
Diversified Financial Services	0.9%
Electric	2.8%
Electrical Components & Equipment	0.9%
Electronics	4.6%
Engineering & Construction	1.7%
Entertainment	0.3%
Environmental Control	0.5%
Food	3.0%
Forest Products & Paper	1.0%
Gas	4.1%

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Hand/Machine Tools	0.3%
Healthcare-Products	2.5%
Healthcare-Services	0.7%
Home Builders	3.0%
Home Furnishings	0.4%
Household Products/Wares	0.8%
Housewares	0.2%
Insurance	4.0%
Internet	0.6%
Iron/Steel	1.2%
Leisure Time	0.5%
Lodging	0.7%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	2.3%
Mining	0.6%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Office/Business Equipment	0.5%
Oil & Gas	2.5%
Oil & Gas Services	2.2%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	5.2%
Retail	7.7%
Saving & Loans	4.2%
Semiconductors	3.7%
Software	2.3%
Storage/Warehousing	0.2%
Telecommunications	2.3%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.2%
Other **	(0.8)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements

55

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $81,153,269)	$97,170,853
Segregated cash balances with brokers for futures contracts	6,464
Dividends and interest receivable	69,098
Receivable for capital shares issued	834
Prepaid expenses	896

Total Assets	97,248,145

Liabilities:
Cash overdraft	603,259
Payable for capital shares redeemed	52,288
Variation margin on futures contracts	760
Advisory fees payable	53,736
Management services fees payable	10,747
Administration fees payable	2,280
Administrative services fees payable	35,913
Distribution fees payable	18,320
Trustee fees payable	13
Transfer agency fees payable	2,445
Fund accounting fees payable	3,575
Compliance services fees payable	350
Other accrued expenses	22,981

Total Liabilities	806,667

Net Assets	$96,441,478

Net Assets consist of:
Capital	$88,009,778
Accumulated net investment income (loss)	(267,749)
Accumulated net realized gains (losses) on investments	(7,320,310)
Net unrealized appreciation (depreciation) on investments	16,019,759

Net Assets	$96,441,478

Shares of Beneficial Interest Outstanding	2,859,980

Net Asset Value (offering and redemption price per share)	$33.72

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$482,393
Interest	72,135

Total Investment Income	554,528

Expenses:
Advisory fees	329,848
Management services fees	65,970
Administration fees	14,771
Transfer agency fees	14,441
Administrative services fees	216,373
Distribution fees	109,949
Custody fees	28,390
Fund accounting fees	20,908
Trustee fees	527
Compliance services fees	1,104
Other fees	19,996

Total Expenses	822,277

Net Investment Income (Loss)	(267,749)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,440,958
Net realized gains (losses) on futures contracts	(763)
Change in net unrealized appreciation/depreciation on investments	(8,098,323)

Net Realized and Unrealized Gains (Losses) on Investments	(3,658,128)

Change in Net Assets Resulting from Operations	$(3,925,877)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(267,749)	$(528,656)
Net realized gains (losses) on investments	4,440,195	(2,491,022)
Change in net unrealized appreciation/depreciation on investments	(8,098,323)	11,357,280

Change in net assets resulting from operations	(3,925,877)	8,337,602

Distributions to Shareholders From:
Net realized gains on investments	—	(3,843,186)

Change in net assets resulting from distributions	—	(3,843,186)

Capital Transactions:
Proceeds from shares issued	281,997,273	894,016,575
Dividends reinvested	—	3,843,186
Cost of shares redeemed	(360,791,672)	(870,366,455)

Change in net assets resulting from capital transactions	(78,794,399)	27,493,306

Change in net assets	(82,720,276)	31,987,722
Net Assets:
Beginning of period	179,161,754	147,174,032

End of period	$96,441,478	$179,161,754

Accumulated net investment income (loss)	$(267,749)	$—

Share Transactions:
Issued	8,697,711	28,993,328
Reinvested	—	121,620
Redeemed	(11,179,552)	(28,852,967)

Change in shares	(2,481,841)	261,981

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$33.54		$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.10)		(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	0.28	(c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	0.18		5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.19)	—	—

Net Asset Value, End of Period	$33.72		$33.54	$28.97	$21.51

Total Return	0.54	% (d)	20.12%	34.68%	(28.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		1.95%	2.08%	2.45%
Net expenses (e)	1.87%		1.95%	1.98%	1.98%
Net investment income (loss) (e)	(0.61)%		(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$96,441		$179,162	$147,174	$29,165
Portfolio turnover rate (f)	314	% (d)	819%	906%	1,253	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	24.95%
Consumer, Cyclical	23.49%
Industrial	16.15%
Technology	11.08%
Energy	10.04%
Financial	7.86%
Communications	2.63%
Utilities	2.12%
Basic Materials	1.68%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks (100.5%)
	Shares	Value

Aaron Rents, Inc. (Commercial Services)	31,400	$781,546
Acadia Realty Trust ( REIT)	21,980	409,927
Accredo Health, Inc. * (Pharmaceuticals)	34,540	1,568,117
Administaff, Inc. (Commercial Services)	15,700	373,032
Advanced Neuromodulation Systems, Inc. (Healthcare-Products)	14,130	560,678
ADVO, Inc. (Advertising)	21,980	700,063
AMCOL International Corp. (Mining)	18,840	354,004
Amedisys, Inc. * (Healthcare-Services)	10,990	404,212
American Healthways, Inc. * (Healthcare-Services)	23,550	995,459
American Medical Systems Holdings, Inc. * (Healthcare-Products)	42,390	875,354
AMERIGROUP Corp. * (Healthcare-Services)	36,110	1,451,621
AmSurg Corp. * (Healthcare-Services)	20,410	565,153
ANSYS, Inc. * (Software)	21,980	780,510
Arbitron, Inc. (Commercial Services)	21,980	942,942
Argosy Gaming Co. * (Entertainment)	18,840	878,132
ArthroCare Corp. * (Healthcare-Products)	17,270	603,414
ATMI, Inc. * (Semiconductors)	25,120	728,731
Atwood Oceanics, Inc. * (Oil & Gas)	9,420	579,895
Avid Technology, Inc. * (Software)	25,120	1,338,394
Baldor Electric Co. (Hand/Machine Tools)	20,410	496,371
Bally Total Fitness Holding Corp. * (Leisure Time)	23,550	76,302
BEI Technologies, Inc. (Electronics)	9,420	251,326
Biolase Technology, Inc. (Healthcare-Products)	15,700	99,224
Biosite Diagnostics, Inc. * (Healthcare-Products)	10,990	604,340
Brady Corp.—Class A (Electronics)	31,400	973,400
Building Materials Holding Corp. (Distribution/Wholesale)	9,420	652,712
Cabot Oil & Gas Corp. (Oil & Gas)	34,540	1,198,538
CACI International, Inc.—Class A * (Computers)	20,410	1,289,096
Cal Dive International, Inc. * (Oil & Gas Services)	26,690	1,397,756
CARBO Ceramics, Inc. (Oil & Gas Services)	9,420	743,803
CEC Entertainment, Inc. * (Retail)	25,120	1,057,301
Centene Corp. * (Healthcare-Services)	28,260	948,971
Ceradyne, Inc. * (Miscellaneous Manufacturing)	17,270	415,689
Cerner Corp. * (Software)	23,550	1,600,694
Champion Enterprises, Inc. * (Home Builders)	51,810	514,991
Chemed Corp. (Commercial Services)	17,270	705,998
Christopher & Banks Corp. (Retail)	25,120	458,691
Clarcor, Inc. (Miscellaneous Manufacturing)	36,110	1,056,218
Cleveland-Cliffs, Inc. (Iron/Steel)	15,700	906,832
Cognex Corp. (Machinery-Diversified)	29,830	781,248
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	14,130	592,189
Connetics Corp. * (Pharmaceuticals)	23,550	415,422
CPI Corp. (Commercial Services)	4,710	85,016
CryoLife, Inc. * (Biotechnology)	15,700	121,832
Cuno, Inc. * (Miscellaneous Manufacturing)	12,560	897,286
Cyberonics, Inc. * (Healthcare-Products)	15,700	681,223
Daktronics, Inc. * (Electronics)	12,560	251,326
Delta & Pine Land Co. (Agriculture)	25,120	629,507
Deltic Timber Corp. (Forest Products & Paper)	7,850	298,536
Dendrite International, Inc. * (Software)	29,830	411,654
Diagnostic Products Corp. (Healthcare-Products)	18,840	891,697
Digital Insight Corp. * (Internet)	23,550	563,316
Dionex Corp. * (Electronics)	14,130	616,209
DJ Orthopedics, Inc. * (Healthcare-Products)	14,130	387,586
East-West Bancorp, Inc. (Banks)	36,110	1,212,934
EastGroup Properties, Inc. ( REIT)	15,700	661,127
EDO Corp. (Aerospace/Defense)	12,560	375,670
Electronics Boutique Holdings Corp. * (Retail)	12,560	797,434
ElkCorp (Building Materials)	12,560	358,588
Energen Corp. (Gas)	50,240	1,760,912
Engineered Support Systems, Inc. (Aerospace/Defense)	28,260	1,012,555
Enzo Biochem, Inc. * (Biotechnology)	20,410	365,951
Essex Property Trust, Inc. ( REIT)	15,700	1,304,042
Ethan Allen Interiors, Inc. (Home Furnishings)	23,550	789,161
FactSet Research Systems, Inc. (Computers)	26,690	956,570
Filenet Corp. * (Software)	28,260	710,456
First Midwest Bancorp, Inc. (Banks)	31,400	1,104,338
FLIR Systems, Inc. * (Electronics)	48,670	1,452,312
Florida Rock Industries, Inc. (Building Materials)	26,690	1,957,711
Flowers Foods, Inc. (Food)	25,120	888,244
Forward Air Corp. (Transportation)	21,980	621,375
Fossil, Inc. * (Household Products/Wares)	39,250	890,975
Frontier Oil Corp. (Oil & Gas)	37,680	1,105,908
GameStop Corp.—Class B * (Retail)	36,110	1,079,689
GenCorp, Inc. (Aerospace/Defense)	36,110	695,479

See accompanying notes to the financial statements.

59

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Genesco, Inc. * (Retail)	15,700	$582,313
Georgia Gulf Corp. (Chemicals)	23,550	731,228
Global Payments, Inc. (Software)	25,120	1,703,135
Guitar Center, Inc. * (Retail)	17,270	1,008,050
Haemonetics Corp. * (Healthcare-Products)	18,840	765,658
Harland (John H.) Co. (Household Products/Wares)	18,840	715,920
Harmonic, Inc. * (Telecommunications)	50,240	242,659
Headwaters, Inc. * (Energy-Alternate Sources)	28,260	971,579
Healthcare Services Group, Inc.(Commercial Services)	15,700	315,256
Heartland Express, Inc. (Transportation)	42,390	823,638
Hibbett Sporting Goods, Inc. * (Retail)	17,270	653,497
Hologic, Inc. * (Healthcare-Products)	15,700	624,075
Hot Topic, Inc. * (Retail)	31,400	600,368
Hudson United Bancorp (Banks)	31,400	1,133,540
Hydril Co. * (Oil & Gas Services)	15,700	853,295
Hyperion Solutions Corp. * (Software)	28,260	1,137,182
ICU Medical, Inc. * (Healthcare-Products)	9,420	303,041
IDEX Corp. (Machinery-Diversified)	36,110	1,394,207
IDEXX Laboratories, Inc. * (Healthcare-Products)	21,980	1,370,013
IHOP Corp. (Retail)	14,130	613,101
Immucor, Inc. * (Healthcare-Products)	31,400	909,030
Integra LifeSciences Holdings * (Biotechnology)	17,270	504,284
Intermagnetics General Corp. * (Electrical Components & Equipment)	17,270	531,225
iPayment Holdings, Inc. * (Commercial Services)	7,850	286,682
Itron, Inc. * (Electronics)	15,700	701,476
J2 Global Communications, Inc. * (Internet)	15,700	540,708
Jack in the Box, Inc. * (Retail)	25,120	952,550
JLG Industries, Inc. (Machinery-Construction & Mining)	36,110	992,303
K-Swiss, Inc.—Class A (Apparel)	20,410	660,059
Kaydon Corp. (Metal Fabricate/Hardware)	18,840	524,694
Kensey Nash Corp. * (Healthcare-Products)	7,850	237,384
Kilroy Realty Corp. ( REIT)	20,410	969,271
Knight Transportation, Inc. (Transportation)	32,970	802,160
Kronos, Inc. * (Computers)	21,980	887,772
Kulicke & Soffa Industries, Inc. * (Semiconductors)	36,110	285,630
LabOne, Inc. * (Healthcare-Services)	12,560	500,014
Labor Ready, Inc. * (Commercial Services)	29,830	695,337
Lance, Inc. (Food)	20,410	351,256
Landstar System, Inc. * (Transportation)	40,820	1,229,498
LCA-Vision, Inc. (Healthcare-Products)	12,560	608,658
Lennox International, Inc. (Building Materials)	39,250	830,923
Littelfuse, Inc. * (Electrical Components & Equipment)	15,700	437,245
Lone Star Technologies, Inc. * (Oil & Gas Services)	20,410	928,655
Macdermid, Inc. (Chemicals)	18,840	587,054
Manhattan Associates, Inc. * (Computers)	20,410	392,076
ManTech International Corp.—Class A * (Software)	17,270	536,061
Massey Energy Co. (Coal)	53,380	2,013,494
Medicis Pharmaceutical Corp. (Pharmaceuticals)	37,680	1,195,586
Mentor Corp. (Healthcare-Products)	26,690	1,107,101
Mercury Computer Systems, Inc. * (Computers)	14,130	386,738
Merit Medical Systems, Inc. * (Healthcare-Products)	18,840	290,324
Meritage Homes Corp. * (Home Builders)	17,270	1,372,965
MGI Pharma, Inc. * (Pharmaceuticals)	50,240	1,093,222
Micros Systems, Inc. * (Computers)	26,690	1,194,378
Microsemi Corp. * (Semiconductors)	42,390	796,932
Midas, Inc. * (Commercial Services)	10,990	252,770
Milacron, Inc. * (Hand/Machine Tools)	31,400	59,346
Movie Gallery, Inc. (Retail)	20,410	539,436
MTS Systems Corp. (Computers)	14,130	474,485
Mueller Industries, Inc. (Metal Fabricate/Hardware)	25,120	680,752
Nara Bancorp, Inc. (Banks)	15,700	230,476
Nature ’s Sunshine Products, Inc. (Pharmaceuticals)	9,420	164,285
NETGEAR, Inc. (Telecommunications)	15,700	292,020
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	15,700	274,436
NVR, Inc. * (Home Builders)	3,140	2,543,400
Odyssey Healthcare, Inc. * (Healthcare-Services)	23,550	339,591
Old Dominion Freight Line, Inc. * (Transportation)	12,560	336,985
Omnova Solutions, Inc. * (Chemicals)	28,260	131,692
OshKosh B ’Gosh, Inc.—Class A (Apparel)	7,850	204,022
Oshkosh Truck Corp. (Auto Manufacturers)	25,120	1,966,394
Owens & Minor, Inc. (Distribution/Wholesale)	28,260	914,211
P.F. Chang ’s China Bistro, Inc. * (Retail)	18,840	1,111,183
Panera Bread Co.—Class A * (Retail)	21,980	1,364,627
Papa John ’s International, Inc. * (Retail)	9,420	376,517
Pediatrix Medical Group, Inc. * (Healthcare-Services)	15,700	1,154,578
Peet’s Coffee& Tea, Inc. * (Beverages)	7,850	259,364
Penn Virginia Corp. (Oil & Gas)	12,560	561,055
Petroleum Development * (Oil & Gas)	10,990	350,032
Pharmaceutical Product Development, Inc. * (Commercial Services)	36,110	1,692,114
Philadelphia Consolidated Holding Corp. * (Insurance)	14,130	1,197,659
Phillips-Van Heusen Corp. (Apparel)	21,980	718,526
Polaris Industries, Inc. (Leisure Time)	29,830	1,610,820
PolyMedica Corp. (Healthcare-Products)	18,840	671,834
Possis Medical, Inc. * (Healthcare-Products)	12,560	127,233
Power Integrations, Inc. * (Semiconductors)	20,410	440,244
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	25,120	637,043
PrivateBancorp, Inc. (Banks)	12,560	444,373
Progress Software Corp. * (Software)	25,120	757,368
Quiksilver, Inc. * (Apparel)*	81,640	1,304,608
Radiant Systems, Inc. * (Computers)	17,270	196,878
RARE Hospitality International, Inc. * (Retail)	23,550	717,569
Remington Oil & Gas Corp. * (Oil & Gas)	17,270	616,539
Republic Bancorp, Inc. (Banks)	48,670	729,077
ResMed, Inc. * (Healthcare-Products)	23,550	1,554,065
Respironics, Inc. * (Healthcare-Products)	50,240	1,814,166
Rogers Corp. * (Electronics)	10,990	445,645
Roper Industries, Inc. (Miscellaneous Manufacturing)	29,830	2,128,967
ScanSource, Inc. * (Distribution/Wholesale)	9,420	404,495
SCP Pool Corp. (Distribution/Wholesale)	36,110	1,267,100
Select Comfort Corp. * (Retail)	25,120	538,322
SERENA Software, Inc. * (Software)	23,550	454,515
Shuffle Master, Inc. * (Entertainment)	25,120	704,114
Shurgard Storage Centers, Inc.—Class A ( REIT)	32,970	1,515,301
Sierra Health Services, Inc. * (Healthcare-Services)	18,840	1,346,305
Simpson Manufacturing Co., Inc. (Building Materials)	29,830	911,307
Sonic Corp. * (Retail)	42,390	1,294,167
Sonic Solutions * (Electronics)	15,700	292,020
Southwestern Energy Co. * (Oil & Gas)	50,240	2,360,274
SS&C Technologies, Inc. (Software)	10,990	348,163
St. Mary Land & Exploration Co. (Oil & Gas)	39,250	1,137,465
Stein Mart, Inc. * (Retail)	23,550	518,100
SurModics, Inc. * (Healthcare-Products)	10,990	476,636
Sybron Dental Special, Inc. * (Healthcare-Products)	28,260	1,063,141
Synaptics, Inc. * (Computers)	17,270	368,887
Take-Two Interactive Software, Inc. * (Software)	50,240	1,278,608
TALX Corp. (Computers)	14,130	408,498
Teledyne Technologies, Inc. * (Aerospace/Defense)	23,550	767,259
TETRA Technologies, Inc. * (Oil & Gas Services)	15,700	500,045
The Cato Corp.—Class A (Retail)	20,410	421,467
The Children’s Place Retail Stores, Inc. * (Retail)	14,130	659,447
The Finish Line, Inc.—Class A (Retail)	32,970	623,792
The Great Atlantic & Pacific Tea Co. * (Food)	18,840	547,490
The Men’s Wearhouse, Inc. * (Retail)	36,110	1,243,267
The Nautilus Group, Inc. (Leisure Time)	21,980	626,430
The Steak n Shake Co. * (Retail)	18,840	350,801
Thomas Nelson, Inc. (Media)	9,420	204,979
Toro Co. (Housewares)	29,830	1,151,736

See accompanying notes to the financial statements.

60

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Tractor Supply Co. * (Retail)	25,120	$1,233,392
Triarc Cos., Inc. (Retail)	39,250	583,255
Trimble Navigation, Ltd. * (Electronics)	36,110	1,407,207
TrustCo Bank Corp. NY (Banks)	51,810	676,639
UCBH Holdings, Inc. (Banks)	62,800	1,019,872
UGI Corp. (Gas)	72,220	2,014,938
Unit Corp. * (Oil & Gas)	28,260	1,243,723
United Natural Foods, Inc. * (Food)	26,690	810,575
United Surgical Partners International, Inc. * (Healthcare-Services)	20,410	1,062,953
Vertrue, Inc. * (Commercial Services)	6,280	244,669
Vicor Corp. (Electrical Components & Equipment)	21,980	298,928
Vintage Petroleum, Inc. (Oil & Gas)	42,390	1,291,623
Wabash National Corp. (Auto Manufacturers)	21,980	532,575
Waste Connections, Inc. * (Environmental Control)	32,970	1,229,451
Watsco, Inc. (Distribution/Wholesale)	17,270	735,702
Watson Wyatt & Co. Holdings (Commercial Services)	21,980	563,347
WD-40 Co. (Household Products/Wares)	10,990	306,951
WebEx Communications, Inc. * (Internet)	26,690	704,883
Websense, Inc. * (Internet)	17,270	829,823
Winnebago Industries, Inc. (Home Builders)	20,410	668,428
WMS Industries, Inc. * (Leisure Time)	18,840	635,850
Wolverine World Wide, Inc. (Apparel)	40,820	980,088
World Acceptance Corp. * (Diversified Financial Services)	12,560	377,428
World Fuel Services Corp. (Retail)	15,700	367,537
Zenith National Insurance Corp. (Insurance)	15,700	1,065,402

TOTAL COMMON STOCKS
(Cost $155,442,070)		177,995,170

TOTAL INVESTMENT SECURITIES
(Cost $155,442,070)—100.5%		177,995,170
Net other assets (liabilities)—0.5%		(915,455)

NET ASSETS—100.0%		$177,079,715

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.4%
Aerospace/Defense	1.6%
Agriculture	0.4%
Apparel	2.2%
Auto Manufacturers	1.4%
Banks	3.7%
Beverages	0.1%
Biotechnology	0.6%
Building Materials	2.3%
Chemicals	0.8%
Coal	1.1%
Commercial Services	3.9%
Computers	3.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	0.2%
Electrical Components & Equipment	0.7%
Electronics	3.6%
Energy-Alternate Sources	0.5%
Entertainment	0.9%
Environmental Control	0.7%
Food	1.5%
Forest Products & Paper	0.2%
Gas	2.1%
Hand/Machine Tools	0.3%
Healthcare-Products	9.4%
Healthcare-Services	5.0%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	1.1%
Housewares	0.7%
Insurance	1.3%
Internet	1.5%
Iron/Steel	0.5%
Leisure Time	1.7%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	2.5%
Oil & Gas	5.9%
Oil & Gas Services	2.5%
Pharmaceuticals	3.0%
Real Estate Investment Trust	2.7%
Retail	11.2%
Semiconductor	1.3%
Software	6.2%
Telecommunications	0.6%
Transportation	2.2%
Other **	(0.5)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $155,442,070)	$177,995,170
Segregated cash balances with brokers for futures contracts	6,464
Dividends and interest receivable	286,449
Receivable for capital shares issued	648
Prepaid expenses	966

Total Assets	178,289,697

Liabilities:
Cash overdraft	236,281
Payable for capital shares redeemed	721,407
Variation margin on futures contracts	760
Advisory fees payable	105,903
Management services fees payable	21,181
Administration fees payable	4,493
Administrative services fees payable	70,722
Distribution fees payable	35,861
Trustee fees payable	27
Transfer agency fees payable	4,812
Fund accounting fees payable	6,726
Compliance services fees payable	689
Other accrued expenses	1,120

Total Liabilities	1,209,982

Net Assets	$177,079,715

Net Assets consist of:
Capital	$157,076,075
Accumulated net investment income (loss)	(451,645)
Accumulated net realized gains (losses) on investments	(2,099,990)
Net unrealized appreciation (depreciation) on investments	22,555,275

Net Assets	$177,079,715

Shares of Beneficial Interest Outstanding	4,852,904

Net Asset Value (offering and redemption price per share)	$36.49

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$568,701
Interest	7,023

Total Investment Income	575,724

Expenses:
Advisory fees	427,448
Management services fees	85490
Administration fees	23,995
Transfer agency fees	13,374
Administrative services fees	281,656
Distribution fees	142,483
Custody fees	14,244
Fund accounting fees	18,671
Trustee fees	455
Compliance services fees	1,159
Other fees	18,394

Total Expenses	1,027,369

Net Investment Income (Loss)	(451,645)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,214,371)
Net realized gains (losses) on futures contracts	(744)
Change in net unrealized appreciation/depreciation on investments	(11,372,874)

Net Realized and Unrealized Gains (Losses) on Investments	(2,159,247)

Change in Net Assets Resulting from Operations	$(2,610,892)

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(451,645)	$(1,447,084)
Net realized gains (losses) on investments	9,213,627	(3,498,385)
Change in net unrealized appreciation/depreciation on investments	(11,372,874)	21,369,541

Change in net assets resulting from operations	(2,610,892)	16,424,072

Distributions to Shareholders From:
Net realized gains on investments	—	(7,453,705)

Change in net assets resulting from distributions	—	(7,453,705)

Capital Transactions:
Proceeds from shares issued	335,829,023	1,136,050,458
Dividends reinvested	—	7,453,705
Cost of shares redeemed	(367,122,116)	(1,094,892,279)

Change in net assets resulting from capital transactions	(31,293,093)	48,611,884

Change in net assets	(33,903,985)	57,582,251
Net Assets:
Beginning of period	210,983,700	153,401,449

End of period	$177,079,715	$210,983,700

Accumulated net investment income (loss)	$(451,645)	$—

Share Transactions:
Issued	9,455,822	34,142,030
Reinvested	—	217,944
Redeemed	(10,450,565)	(33,406,059)

Change in shares	(994,743)	953,915

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$36.08		$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.14)		(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	0.55	(c)	6.57	8.38	(6.45)

Total income (loss) from investment activities	0.41		6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.40)	—	—

Net Asset Value, End of Period	$36.49		$36.08	$31.35	$23.34

Total Return	1.14	% (d)	19.80%	34.32%	(22.20	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.80%		1.90%	2.00%	2.20%
Net expenses (e)	1.80%		1.90%	1.98%	1.98%
Net investment income (loss) (e)	(0.79)%		(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$177,080		$210,984	$153,401	$23,968
Portfolio turnover rate (f)	319	% (d)	979%	785%	1,260	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Asia 30 - Composition
% of Index

Communications	26.72%
Energy	22.26%
Technology	20.40%
Industrial	9.16%
Basic Materials	8.80%
Financial	5.42%
Consumer, Cyclical	3.82%
Utilities	3.42%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.8%)
	Shares	Value

AU Optronics Corp. ADR (Electronics)	53,956	$914,015
BHP Billiton, Ltd. ADR (Mining)	88,970	2,428,881
China Mobile (Hong Kong), Ltd. ADR (Telecommunications)	177,366	3,297,234
China Petroleum and Chemical Corp.(Oil &Gas)	53,669	2,094,165
China Yuchai International, Ltd. ADR * (Auto Parts & Equipment)	57,687	700,320
Chunghwa Telecom Company, Ltd. ADR (Telecommunications)	65,149	1,396,143
CNOOC, Ltd. ADR (Oil & Gas)	26,117	1,549,260
Creative Technology, Ltd. (Computers)	76,916	496,877
Ctrip.com International, Ltd. ADR (Internet)	15,498	788,538
Flextronics International, Ltd. * (Electronics)	74,907	989,521
Icici Bank, Ltd. ADR (Banks)	45,346	990,810
Infosys Technologies, Ltd. ADR (Software)	19,803	1,534,138
Kookmin Bank ADR (Banks)	26,404	1,203,494
Korea Electric Power Corp. ADR (Electric)	88,396	1,385,165
KT Corp. ADR (Telecommunications)	51,373	1,104,520
LG.Philips LCD Co., Ltd. ADR (Electronics)	48,503	1,108,778
Nam Tai Electronics, Inc. (Electronics)	30,709	698,323
Netease.com, Inc. ADR * (Internet)	13,489	770,357
PacificNet, Inc. * (Computers)	84,378	640,429
PetroChina Company, Ltd. ADR (Oil & Gas)	73,185	5,375,439
POSCO ADR (Iron/Steel)	25,830	1,135,745
Satyam Computer Services, Ltd. ADR (Software)	33,005	858,130
Shanda Interactive Entertainment, Ltd. ADR * (Internet)	21,525	791,905
SINA Corp. * (Internet)	24,108	672,613
SK Telecom Co., Ltd. ADR (Telecommunications)	57,687	1,176,815
Sohu.com, Inc. * (Internet)	37,884	830,417
Taiwan Semiconductor Manufacturing Co., Ltd ADR (Semiconductors)	248,907	2,270,032
Tommy Hilfiger Corp. * (Apparel)	61,705	849,061
United Microelectronics Corp. ADR * (Semiconductors)	305,655	1,256,242
Wipro, Ltd. ADR (Software)	57,974	1,209,338

TOTAL COMMON STOCKS
(Cost $30,090,581)		40,516,705

Repurchase Agreements (1.5%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $619,047 (Collateralized by $624,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $626,785)	$619,000	$619,000

TOTAL REPURCHASE AGREEMENTS
(Cost $619,000)		619,000

TOTAL INVESTMENT SECURITIES
(Cost $30,709,581)—101.3%		41,135,705
Net other assets (liabilities)—(1.3)%		(517,388)

NET ASSETS—100.0%		$40,618,317

*	Non-income producing security.
ADR	American Depositary Receipt.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Apparel	2.1%
Auto Part & Equipment	1.7%
Banks	5.4%
Computers	2.8%
Electric	3.4%
Electronics	9.1%
Internet	9.5%
Iron/Steel	2.8%
Mining	6.0%
Oil & Gas	22.2%
Semiconductors	8.7%
Software	8.9%
Telecommunications	17.2%
Other **	0.2%

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2005

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Australia	6.0%
China	32.0%
Hong Kong	17.3%
India	8.9%
Korea	17.5%
Singapore	3.7%
Taiwan	14.4%
United States **	0.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $30,090,581)	$40,516,705
Repurchase agreements, at cost	619,000

Total Investment Securities	41,135,705
Cash	14,253
Dividends and interest receivable	222,808
Receivable for capital shares issued	7,388
Prepaid expenses	458

Total Assets	41,380,612

Liabilities:
Payable for capital shares redeemed	701,777
Advisory fees payable	23,510
Management services fees payable	4,702
Administration fees payable	998
Administrative services fees payable	15,776
Distribution fees payable	8,342
Trustee fees payable	6
Transfer agency fees payable	1,071
Fund accounting fees payable	1,482
Compliance services fees payable	153
Other accrued expenses	4,478

Total Liabilities	762,295

Net Assets	$40,618,317

Net Assets consist of:
Capital	$36,273,700
Accumulated net investment income (loss)	336,969
Accumulated net realized gains (losses) on investments	(6,418,476)
Net unrealized appreciation (depreciation) on investments	10,426,124

Net Assets	$40,618,317

Shares of Beneficial Interest Outstanding	1,001,958

Net Asset Value (offering and redemption price per share)	$40.54

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$607,579
Interest	1,579
Foreign tax withholding	(45,681)

Total Investment Income	563,477

Expenses:
Advisory fees	139,597
Management services fees	27,920
Administration fees	6,759
Transfer agency fees	5,837
Administrative services fees	90,638
Distribution fees	46,532
Custody fees	3,749
Fund accounting fees	8,043
Trustee fees	199
Compliance services fees	472
Other fees	7,753

Total Expenses	337,499

Net Investment Income (Loss)	225,978

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,668,658
Net realized gains (losses) on futures contracts	23,158
Change in net unrealized appreciation/depreciation on investments	599,384
Net Realized and Unrealized Gains (Losses) on Investments	2,291,200

Change in Net Assets Resulting from Operations	$2,517,178

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$225,978	$110,991
Net realized gains (losses) on investments	1,691,816	(1,793,847)
Change in net unrealized appreciation/depreciation on investments	599,384	(1,455,614)

Change in net assets resulting from operations	2,517,178	(3,138,470)

Distributions to Shareholders From:
Net investment income	—	(115,110)
Net realized gains on investments	—	(1,052,318)

Change in net assets resulting from distributions	—	(1,167,428)

Capital Transactions:
Proceeds from shares issued	86,440,376	191,436,976
Dividends reinvested	—	1,167,428
Cost of shares redeemed	(89,884,727)	(195,891,260)

Change in net assets resulting from capital transactions	(3,444,351)	(3,286,856)

Change in net assets	(927,173)	(7,592,754)
Net Assets:
Beginning of period	41,545,490	49,138,244

End of period	$40,618,317	$41,545,490

Accumulated net investment income (loss)	$336,969	$110,991

Share Transactions:
Issued	2,263,020	5,172,686
Reinvested	—	32,922
Redeemed	(2,374,923)	(5,359,477)

Change in shares	(111,903)	(153,869)

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the		For the period
	six months ended		year ended	year ended		May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003		December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$37.30		$38.76	$23.51		$30.00

Investment Activities:
Net investment income (loss) (b)	0.23		0.11	0.17		0.06
Net realized and unrealized gains (losses) on investments	3.01		(0.38)	15.09		(6.55)

Total income (loss) from investment activities	3.24		(0.27)	15.26		(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.12)	(0.01)		—
Net realized gains on investments	—		(1.07)	—		—

Total distributions	—		(1.19)	(0.01)		—

Net Asset Value, End of Period	$40.54		$37.30	$38.76		$23.51

Total Return	8.69	% (c)	(0.54)%	64.92%		(21.63	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.81%		1.86%	1.93%		2.03%
Net expenses (d)	1.81%		1.86%	1.93%		1.98%
Net invesment income (loss) (d)	1.21%		0.29%	0.54%		0.35%

Supplemental Data:
Net assets, end of period (000’s)	$40,618		$41,545	$49,138		$18,576
Portfolio turnover rate (e)	207	% (c)	473%	831	% (c)	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

69

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%
Futures Contracts	5%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	26.87%
Energy	22.14%
Communications	14.35%
Financial	11.74%
Technology	9.01%
Industrial	7.53%
Consumer, Cyclical	6.43%
Basic Materials	1.93%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Common Stocks (95.3%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	24,675	$2,698,211
ASM Lithography Holding N.V. * (Semiconductors)	122,200	1,913,652
AstraZeneca PLC ADR (Pharmaceuticals)	78,725	3,248,194
Autoliv, Inc. (Auto Parts & Equipment)	38,775	1,698,345
BP Amoco PLC ADR (Oil & Gas)	117,500	7,329,649
Business Objects S.A. ADR * (Software)	65,800	1,730,540
DaimlerChrysler AG (Auto Manufacturers)	66,975	2,713,157
Elan Corp. PLC ADR * (Pharmaceuticals)	277,300	1,891,186
GlaxoSmithKline PLC ADR (Pharmaceuticals)	106,925	5,186,932
HSBC Holdings PLC ADR (Banks)	77,550	6,176,857
Koninklijke (Royal)Phillips Electronics NV ADR (Electronics)	98,700	2,486,253
Mittal Steel Co. NV—Class A ADR (Iron/Steel)	81,075	1,924,721
Nokia OYJ ADR (Telecommunications)	217,375	3,617,120
Novartis AG ADR (Pharmaceuticals)	104,575	4,961,038
Royal Dutch Petroleum Co. ADR (Oil & Gas)	78,725	5,109,253
Ryanair Holdings PLC ADR * (Airlines)	44,650	2,002,106
Sanofi-Aventis ADR (Pharmaceuticals)	109,275	4,479,182
SAP AG ADR (Software)	72,850	3,154,405
Shell Transport & Trading Co. ADR (Oil & Gas)	71,675	4,161,451
Shire Pharmaceuticals Group PLC ADR (Pharmaceuticals)	56,400	1,849,920
Siemens AG ADR (Miscellaneous Manufacturing)	45,825	3,329,186
STMicroelectronics NV ADR (Semiconductors)	137,475	2,191,352
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	95,175	3,040,841
Telewest Global, Inc. * (Telecommunications)	94,000	2,141,320
Top Tankers, Inc. (Transportation)	106,925	1,696,900
Total Fina SA ADR (Oil & Gas)	47,000	5,491,950
UBS AG (Banks)	49,350	3,841,898
Unilever NV ADR (Food)	38,775	2,513,783
Vodafone Group PLD ADR (Telecommunications)	226,775	5,515,168
Willis Group Holdings, Ltd. (Insurance)	51,700	1,691,624

TOTAL COMMON STOCKS
(Cost $78,369,437)		99,786,194

Repurchase Agreements (5.3%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $5,592,427 (Collateralized by $5,705,000 Federal National Mortgage Association, 3.35%, 7/1/05, market value $5,704,469)	$5,592,000	$5,592,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,592,000)		5,592,000

TOTAL INVESTMENT SECURITIES
(Cost $83,961,437)—100.6%		105,378,194
Net other assets (liabilities)—(0.6)%		(583,269)

NET ASSETS—100.0%		$104,794,925

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $4,959,250)	83	$(21,984)

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Airlines	1.9%
Auto Manufacturers	2.6%
Auto Parts & Equipment	1.6%
Banks	9.6%
Electronics	2.4%
Food	2.4%
Healthcare-Products	2.6%
Insurance	1.6%
Iron/Steel	1.8%
Miscellaneous Manufacturing	3.2%

See accompanying notes to the financial statements.

70

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Oil & Gas	21.1%
Pharmaceuticals	20.6%
Semiconductors	3.9%
Software	4.7%
Telecommunications	13.7%
Transportation	1.6%
Other **	4.7%

ProFund VP Europe invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Finland	3.4%
France	11.2%
Germany	8.8%
Greece	1.6%
Ireland	3.7%
Netherlands	13.3%
Sweden	4.5%
Switzerland	13.1%
United Kingdom	35.7%
United States **	4.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

71

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $78,369,437)	$99,786,194
Repurchase agreements, at cost	5,592,000

Total Investment Securities	105,378,194
Cash	18,075
Segregated cash balances with brokers for futures contracts	296,103
Dividends and interest receivable	241,540
Receivable for investments sold	1,275,875
Prepaid expenses	1,235

Total Assets	107,211,022

Liabilities:
Payable for investments purchased	2,208,901
Variation margin on futures contracts	37,350
Advisory fees payable	63,582
Management services fees payable	12,717
Administration fees payable	2,695
Administrative services fees payable	47,282
Distribution fees payable	32,200
Trustee fees payable	16
Transfer agency fees payable	2,892
Fund accounting fees payable	3,967
Compliance services fees payable	414
Other accrued expenses	4,081

Total Liabilities	2,416,097

Net Assets	$104,794,925

Net Assets consist of:
Capital	$109,200,107
Accumulated net investment income (loss)	810,391
Accumulated net realized gains (losses) on investments	(26,610,346)
Net unrealized appreciation (depreciation) on investments	21,394,773

Net Assets	$104,794,925

Shares of Beneficial Interest Outstanding	3,760,466

Net Asset Value (offering and redemption price per share)	$27.87

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,659,894
Interest	39,659
Foreign tax withholding	(139,100)

Total Investment Income	1,560,453

Expenses:
Advisory fees	391,013
Management services fees	78,203
Administration fees	17,613
Transfer agency fees	14,136
Administrative services fees	222,856
Distribution fees	130,338
Custody fees	7,783
Fund accounting fees	19,330
Trustee fees	491
Compliance services fees	1,104
Other fees	19,462

Total Expenses	902,329

Net Investment Income (Loss)	658,124

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,885,600
Net realized gains (losses) on futures contracts	152,581
Change in net unrealized appreciation/depreciation on investments	(11,956,022)

Net Realized and Unrealized Gains (Losses) on Investments	(4,917,841)

Change in Net Assets Resulting from Operations	$(4,259,717)

See accompanying notes to the financial statements.

72

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$658,124	$152,267
Net realized gains (losses) on investments	7,038,181	7,052,588
Change in net unrealized appreciation/depreciation on investments	(11,956,022)	5,325,389

Change in net assets resulting from operations	(4,259,717)	12,530,244

Distributions to Shareholders From:
Net investment income	—	(169,354)
Net realized gains on investments	—	(1,132,201)

Change in net assets resulting from distributions	—	(1,301,555)

Capital Transactions:
Proceeds from shares issued	148,208,821	498,061,730
Dividends reinvested	—	1,301,555
Cost of shares redeemed	(179,762,229)	(512,002,574)

Change in net assets resulting from capital transactions	(31,553,408)	(12,639,289)

Change in net assets	(35,813,125)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$104,794,925	$140,608,050

Accumulated net investment income (loss)	$810,391	$152,267

Share Transactions:
Issued	5,333,034	19,011,252
Reinvested	—	47,484
Redeemed	(6,543,773)	(19,776,434)

Change in shares	(1,210,739)	(717,698)

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001	December 31, 2000
	(unaudited)

Net Asset Value, Beginning of Period	$28.28		$24.96	$18.01	$24.26	$31.98	$36.82

Investment Activities:
Net investment income (loss) (a)	0.17		0.03	0.05	0.07	(0.04)	0.09
Net realized and unrealized gains (losses) on investments	(0.58)		3.53	6.92	(6.32)	(7.68)	(4.79)

Total income (loss) from investment activities	(0.41)		3.56	6.97	(6.25)	(7.72)	(4.70)

Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.02)	—	—	—
Net realized gains on investments	—		(0.21)	—	—	—	(0.14)

Total distributions	—		(0.24)	(0.02)	—	—	(0.14)

Net Asset Value, End of Period	$27.87		$28.28	$24.96	$18.01	$24.26	$31.98

Total Return	(1.45	)% (b)	14.32%	38.73%	(25.76)%	(24.14)%	(12.75)%

Ratios to Average Net Assets:
Gross expenses (c)	1.73%		1.78%	1.91%	2.03%	1.89%	1.65%
Net expenses (c)	1.73%		1.78%	1.91%	1.98%	1.89%	1.65%
Net investment income (loss) (c)	1.26%		0.12%	0.25%	0.33%	(0.14)%	0.26%

Supplemental Data:
Net assets, end of period (000’s)	$104,795		$140,608	$142,019	$33,119	$52,253	$25,004
Portfolio turnover rate (d)	111	% (b)	319%	376%	1,280%	1,002%	1,434%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP Japan
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective:  The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S. traded futures contract on the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	93%
Options	7%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Nikkei 225 - Composition
% of Index

Industrial	28.69%
Consumer, Cyclical	21.22%
Consumer, Non-Cyclical	16.57%
Technology	10.22%
Financial	8.01%
Communications	7.67%
Basic Materials	5.87%
Energy	1.20%
Utilities	0.55%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (77.4%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 2.30%, 7/1/05	$3,305,000	$3,305,000
Federal Home Loan Bank, 2.30%, 7/1/05	3,305,000	3,305,000
Federal Home Loan Mortgage Corp., 2.30%, 7/1/05	3,305,000	3,305,000
Federal National Mortgage Association, 2.30%, 7/1/05	3,305,000	3,305,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,220,000)		13,220,000

Repurchase Agreements (19.3%)
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $3,302,252 (Collateralized by $3,394,000 Federal Home Loan Mortgage Corp., 0.26%, 5/5/08, market value $3,368,247)	3,302,000	3,302,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,302,000)		3,302,000

Options Purchased (3.2%)
	Contracts

Nikkei 225 Futures Call Option expiring September 2005 @ $6,000	20	552,000

TOTAL OPTIONS PURCHASED
(Cost $525,080)		552,000

TOTAL INVESTMENT SECURITIES
(Cost $17,047,080)—99.9%		17,074,000
Net other assets (liabilities)—0.1%		9,723

NET ASSETS—100.0%		$17,083,723

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring September 2005 (Underlying face amount at value $15,955,200)	277	$428,381

See accompanying notes to the financial statements.

75

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $13,745,080)	$13,772,000
Repurchase agreements, at cost	3,302,000

Total Investment Securities	17,074,000
Cash	49,825
Segregated cash balances with brokers for futures contracts	576,889
Interest receivable	252
Prepaid and other expenses	633

Total Assets	17,701,599

Liabilities:
Payable for capital shares redeemed	535,487
Variation margin on futures contracts	57,114
Advisory fees payable	10,705
Management services fees payable	2,141
Administration fees payable	454
Administrative services fees payable	7,174
Distribution fees payable	3,575
Trustee fees payable	3
Transfer agency fees payable	488
Fund accounting fees payable	665
Compliance services fees payable	70

Total Liabilities	617,876

Net Assets	$17,083,723

Net Assets consist of:
Capital	$21,056,411
Accumulated net investment income (loss)	70,498
Accumulated net realized gains (losses) on investments	(4,498,487)
Net unrealized appreciation (depreciation) on investments	455,301

Net Assets	$17,083,723

Shares of Beneficial Interest Outstanding	617,095

Net Asset Value (offering and redemption price per share)	$27.68

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$269,870

Expenses:
Advisory fees	82,083
Management services fees	16,417
Administration fees	3,356
Transfer agency fees	3,155
Administrative services fees	54,737
Distribution fees	27,361
Custody fees	3,130
Fund accounting fees	4,294
Trustee fees	106
Compliance services fees	219
Other fees	4,514

Total Expenses	199,372

Net Investment Income (Loss)	70,498

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,170,170)
Net realized gains (losses) on futures contracts	1,568,017
Change in net unrealized appreciation/depreciation on investments	(1,067,946)

Net Realized and Unrealized Gains (Losses) on Investments	(670,099)

Change in Net Assets Resulting from Operations	$(599,601)

See accompanying notes to the financial statements.

76

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$70,498	$(221,121)
Net realized gains (losses) on investments	397,847	(2,627,321)
Change in net unrealized appreciation (depreciation) on investments	(1,067,946)	(32,967)

Change in net assets resulting from operations	(599,601)	(2,881,409)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,785,594)

Change in net assets resulting from distributions	—	(1,785,594)

Capital Transactions:
Proceeds from shares issued	49,084,867	197,262,076
Dividends reinvested	—	1,785,594
Cost of shares redeemed	(59,060,758)	(191,909,766)

Change in net assets resulting from capital transactions	(9,975,891)	7,137,904

Change in net assets	(10,575,492)	2,470,901
Net Assets:
Beginning of period	27,659,215	25,188,314

End of period	$17,083,723	$27,659,215

Accumulated net investment income (loss)	$70,498	$—

Share Transactions:
Issued	1,779,225	6,649,292
Reinvested	—	67,971
Redeemed	(2,163,655)	(6,620,629)

Change in shares	(384,430)	96,634

See accompanying notes to the financial statements.

77

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$27.62		$27.841	$21.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.03)		2.20 (c)	6.16	(7.90)

Total income (loss) from investment activities	0.06		1.99	5.88	(8.04)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.21)	—	—

Net Asset Value, End of Period	$27.68		$27.62	$27.84	$21.96

Total Return	0.22	% (d)	7.56%	26.78%	(26.80)	% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.82%		1.85%	1.95%	2.06%
Net expenses (e)	1.82%		1.85%	1.95%	1.98%
Net investment income (loss) (e)	0.64%		(0.72)%	(1.12)%	(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$17,084		$27,659	$25,188	$3,072
Portfolio turnover rate (f)	—	(d)	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraBull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Futures Contracts	89%
Swap Agreements	25%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (86.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,834	$277,198
Abbott Laboratories (Pharmaceuticals)	7,749	379,778
ACE, Ltd. (Insurance)	1,404	62,969
ADC Telecommunications, Inc. * (Telecommunications)	594	12,931
Adobe Systems, Inc. (Software)	2,376	68,001
Advanced Micro Devices, Inc. * (Semiconductors)	2,025	35,114
Aetna, Inc. (Healthcare-Services)	1,404	116,279
Affiliated Computer Services, Inc.—Class A * (Computers)	621	31,733
AFLAC, Inc. (Insurance)	2,430	105,170
Agilent Technologies, Inc. * (Electronics)	2,160	49,722
Air Products & Chemicals, Inc. (Chemicals)	1,134	68,380
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	432	18,719
Albertson’s, Inc. (Food)	1,782	36,852
Alcoa, Inc. (Mining)	4,293	112,176
Allegheny Energy, Inc. * (Electric)	810	20,428
Allegheny Technologies, Inc. (Iron/Steel)	432	9,530
Allergan, Inc. (Pharmaceuticals)	648	55,236
Allied Waste Industries, Inc. * (Environmental Control)	1,323	10,491
Allstate Corp. (Insurance)	3,321	198,429
Alltel Corp. (Telecommunications)	1,647	102,575
Altera Corp. * (Semiconductors)	1,890	37,460
Altria Group, Inc. (Agriculture)	10,773	696,582
Ambac Financial Group, Inc. (Insurance)	540	37,670
Amerada Hess Corp. (Oil & Gas)	405	43,137
Ameren Corp. (Electric)	1,026	56,738
American Electric Power, Inc. (Electric)	1,917	70,680
American Express Co. (Diversified Financial Services)	5,832	310,437
American International Group, Inc. (Insurance)	12,906	749,838
American Power Conversion Corp. (Electrical Components & Equipment)	918	21,656
American Standard Cos. (Building Materials)	891	37,351
AmerisourceBergen Corp. (Pharmaceuticals)	513	35,474
Amgen, Inc. * (Biotechnology)	6,237	377,088
AmSouth Bancorp (Banks)	1,782	46,332
Anadarko Petroleum Corp. (Oil & Gas)	1,134	93,158
Analog Devices, Inc. (Semiconductors)	1,863	69,509
Andrew Corp. * (Telecommunications)	810	10,336
Anheuser-Busch Cos., Inc. (Beverages)	3,942	180,347
AON Corp. (Insurance)	1,593	39,889
Apache Corp. (Oil & Gas)	1,593	102,908
Apartment Investment and Management Co.—Class A ( REIT)	459	18,782
Apollo Group, Inc.—Class A * (Commercial Services)	837	65,470
Apple Computer, Inc. * (Computers)	3,969	146,099
Applera Corp.—Applied Biosystems Group (Electronics)	972	19,119
Applied Materials, Inc. (Semiconductors)	8,343	134,989
Applied Micro Circuits Corp. * (Semiconductors)	1,539	3,940
Archer-Daniels-Midland Co. (Agriculture)	2,997	64,076
Archstone-Smith Trust ( REIT)	999	38,581
Ashland, Inc. (Chemicals)	324	23,286
AT&T Corp. (Telecommunications)	3,969	75,570
Autodesk, Inc. (Software)	1,134	38,976
Autodesk, Inc. * (Software)	837	18,129
Automatic Data Processing, Inc. (Software)	2,943	123,518
AutoNation, Inc. * (Retail)	1,107	22,716
AutoZone, Inc. * (Retail)	324	29,957
Avaya, Inc. * (Telecommunications)	2,457	20,442
Avery Dennison Corp. (Household Products/Wares)	513	27,168
Avon Products, Inc. (Cosmetics/Personal Care)	2,376	89,932
Baker Hughes, Inc. (Oil & Gas Services)	1,647	84,261
Ball Corp. (Packaging & Containers)	540	19,418
Bank of America Corp. (Banks)	19,872	906,361
Bank of New York Co., Inc. (Banks)	3,888	111,897
Bard (C.R.), Inc. (Healthcare-Products)	513	34,120
Bausch & Lomb, Inc. (Healthcare-Products)	270	22,410
Baxter International, Inc. (Healthcare-Products)	3,105	115,196
BB&T Corp. (Banks)	2,727	108,998
Bear Stearns Cos., Inc. (Diversified Financial Services)	567	58,934
Becton, Dickinson & Co. (Healthcare-Products)	1,269	66,584
Bed Bath & Beyond, Inc. * (Retail)	1,458	60,915
BellSouth Corp. (Telecommunications)	9,099	241,760
Bemis Co., Inc. (Packaging & Containers)	540	14,332

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	1,269	$86,990
Big Lots, Inc. * (Retail)	567	7,507
Biogen Idec, Inc. * (Biotechnology)	1,728	59,530
Biomet, Inc. (Healthcare-Products)	1,296	44,893
BJ Services Co. (Oil & Gas Services)	810	42,509
Black & Decker Corp. (Hand/Machine Tools)	405	36,389
BMC Software, Inc. * (Software)	1,053	18,901
Boeing Co. (Aerospace/Defense)	4,158	274,428
Boston Scientific Corp. * (Healthcare-Products)	3,699	99,873
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,693	242,131
Broadcom Corp.—Class A * (Semiconductors)	1,458	51,774
Brown-Forman Corp. (Beverages)	432	26,119
Brunswick Corp. (Leisure Time)	486	21,054
Burlington Northern Santa Fe Corp. (Transportation)	1,836	86,439
Burlington Resources, Inc. (Oil & Gas)	1,863	102,912
Calpine Corp. * (Electric)	2,484	8,446
Campbell Soup Co. (Food)	1,593	49,017
Capital One Financial Corp. (Diversified Financial Services)	1,242	99,372
Cardinal Health, Inc. (Pharmaceuticals)	2,106	121,263
Caremark Rx, Inc. * (Pharmaceuticals)	2,268	100,971
Carnival Corp. (Leisure Time)	2,592	141,393
Caterpillar, Inc. (Machinery-Construction & Mining)	1,674	159,549
Cendant Corp. (Commercial Services)	5,211	116,569
CenterPoint Energy, Inc. (Electric)	1,431	18,904
Centex Corp. (Home Builders)	621	43,886
CenturyTel, Inc. (Telecommunications)	648	22,440
ChevronTexaco Corp. (Oil & Gas)	10,395	581,288
Chiron Corp. * (Biotechnology)	783	27,319
Chubb Corp. (Insurance)	999	85,524
CIENA Corp. * (Telecommunications)	2,808	5,869
CIGNA Corp. (Insurance)	648	69,355
Cincinnati Financial Corp. (Insurance)	837	33,112
Cinergy Corp. (Electric)	972	43,565
Cintas Corp. (Textiles)	756	29,182
Circuit City Stores, Inc. (Retail)	918	15,872
Cisco Systems, Inc. * (Telecommunications)	31,833	608,328
CIT Group, Inc. (Diversified Financial Services)	1,053	45,247
Citigroup, Inc. (Diversified Financial Services)	26,163	1,209,516
Citizens Communications Co. (Telecommunications)	1,728	23,224
Clear Channel Communications, Inc. (Media)	2,538	78,500
Clorox Co. (Household Products/Wares)	783	43,629
CMS Energy Corp. * (Electric)	1,080	16,265
Coach, Inc. * (Apparel)	1,782	59,822
Coca-Cola Co. (Beverages)	11,394	475,699
Coca-Cola Enterprises, Inc. (Beverages)	1,782	39,222
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,619	130,714
Comcast Corp.—Special Class A * (Media)	11,043	339,021
Comerica, Inc. (Banks)	837	48,379
Compass Bancshares, Inc. (Banks)	621	27,945
Computer Associates International, Inc. (Software)	2,637	72,465
Computer Sciences Corp. * (Computers)	945	41,297
Compuware Corp. * (Software)	1,809	13,007
Comverse Technology, Inc. * (Telecommunications)	972	22,988
ConAgra Foods, Inc. (Food)	2,565	59,405
ConocoPhillips (Oil & Gas)	6,804	391,162
Consolidated Edison, Inc. (Electric)	1,215	56,911
Constellation Energy Group, Inc. (Electric)	891	51,402
Convergys Corp. * (Commercial Services)	702	9,982
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	459	29,330
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	324	6,017
Corning, Inc. * (Telecommunications)	7,020	116,672
Costco Wholesale Corp. (Retail)	2,376	106,492
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,916	112,587
CSX Corp. (Transportation)	1,053	44,921
Cummins, Inc. (Machinery-Diversified)	216	16,116
CVS Corp. (Retail)	4,023	116,949
Dana Corp. (Auto Parts & Equipment)	729	10,942
Danaher Corp. (Miscellaneous Manufacturing)	1,377	72,072
Darden Restaurants, Inc. (Retail)	729	24,042
Deere & Co. (Machinery-Diversified)	1,242	81,339
Dell, Inc. * (Computers)	11,799	466,178
Delphi Corp. (Auto Parts & Equipment)	2,484	11,551
Delta Air Lines, Inc. * (Airlines)	702	2,640
Devon Energy Corp. (Oil & Gas)	2,322	117,679
Dillards, Inc.—Class A (Retail)	351	8,220
Dollar General Corp. (Retail)	1,512	30,784
Dominion Resources, Inc. (Electric)	1,728	126,818
Dover Corp. (Miscellaneous Manufacturing)	1,026	37,326
Dow Jones & Co., Inc. (Media)	351	12,443
DTE Energy Co. (Electric)	864	40,409
Du Pont (Chemicals)	5,022	215,995
Duke Energy Corp. (Electric)	4,590	136,460
Dynegy, Inc.—Class A * (Pipelines)	1,620	7,873
E *TRADE Financial Corp. * (Diversified Financial Services)	1,836	25,686
Eastman Chemical Co. (Chemicals)	405	22,336
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,350	36,248
Eaton Corp. (Miscellaneous Manufacturing)	729	43,667
eBay, Inc. * (Internet)	5,967	196,971
Ecolab, Inc. (Chemicals)	1,107	35,823
Edison International (Electric)	1,620	65,691
El Paso Corp. (Pipelines)	3,213	37,014
Electronic Arts, Inc. * (Software)	1,377	77,952
Electronic Data Systems Corp. (Computers)	2,592	49,896
Eli Lilly & Co. (Pharmaceuticals)	5,643	314,372
EMC Corp. * (Computers)	12,393	169,908
Emerson Electric Co. (Electrical Components & Equipment)	2,079	130,208
Engelhard Corp. (Chemicals)	594	16,959
Entergy Corp. (Electric)	1,053	79,554
EOG Resources, Inc. (Oil & Gas)	1,161	65,945
Equifax, Inc. (Commercial Services)	648	23,140
Equity Office Properties Trust ( REIT)	2,025	67,028
Equity Residential Properties Trust ( REIT)	1,431	52,689
Exelon Corp. (Electric)	3,375	173,238
Express Scripts, Inc. * (Pharmaceuticals)	702	35,086
Exxon Mobil Corp. (Oil & Gas)	31,374	1,803,065
Family Dollar Stores, Inc. (Retail)	810	21,141
Fannie Mae (Diversified Financial Services)	4,833	282,247
Federated Department Stores, Inc. (Retail)	837	61,335
Federated Investors, Inc.—Class B (Diversified Financial Services)	486	14,585
FedEx Corp. (Transportation)	1,512	122,487
Fifth Third Bancorp (Banks)	2,673	110,154
First Data Corp. (Software)	3,915	157,148
First Horizon National Corp. (Banks)	621	26,206
FirstEnergy Corp. (Electric)	1,647	79,237
Fiserv, Inc. * (Software)	972	41,747
Fisher Scientific International, Inc. * (Electronics)	594	38,551
Fluor Corp. (Engineering & Construction)	432	24,879
Ford Motor Co. (Auto Manufacturers)	8,532	87,368
Forest Laboratories, Inc. * (Pharmaceuticals)	1,647	63,986
Fortune Brands, Inc. (Household Products/Wares)	729	64,735
FPL Group, Inc. (Electric)	1,971	82,900

See accompanying notes to the financial statements.

80

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Franklin Resources, Inc. (Diversified Financial Services)	999	$76,903
Freddie Mac (Diversified Financial Services)	3,456	225,435
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	864	32,348
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	1,971	41,746
Gannett Co., Inc. (Media)	1,242	88,343
Gateway, Inc. * (Computers)	1,485	4,901
General Dynamics Corp. (Aerospace/Defense)	999	109,430
General Electric Co. (Miscellaneous Manufacturing)	53,514	1,854,260
General Mills, Inc. (Food)	1,863	87,170
General Motors Corp. (Auto Manufacturers)	2,673	90,882
Genuine Parts Co. (Distribution/Wholesale)	864	35,502
Genzyme Corp.—General Division * (Biotechnology)	1,242	74,632
Georgia Pacific Corp. (Forest Products & Paper)	1,296	41,213
Gilead Sciences, Inc. * (Pharmaceuticals)	2,241	98,582
Gillette Co. (Cosmetics/Personal Care)	5,022	254,264
Golden West Financial Corp. (Savings & Loans)	1,350	86,913
Goodrich Corp. (Aerospace/Defense)	594	24,330
Great Lakes Chemical Corp. (Chemicals)	270	8,497
Guidant Corp. (Healthcare-Products)	1,620	109,026
H & R Block, Inc. (Commercial Services)	810	47,264
Halliburton Co. (Oil & Gas Services)	2,511	120,076
Harley-Davidson, Inc. (Leisure Time)	1,404	69,638
Harrah’s Entertainment, Inc. (Lodging)	891	64,214
Hartford Financial Services Group, Inc. (Insurance)	1,458	109,029
Hasbro, Inc. (Toys/Games/Hobbies)	837	17,401
HCA, Inc. (Healthcare-Services)	2,025	114,757
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,188	31,102
Heinz (H.J.)Co. (Food)	1,755	62,162
Hercules, Inc. * (Chemicals)	540	7,641
Hershey Foods Corp. (Food)	1,080	67,068
Hewlett-Packard Co. (Computers)	14,202	333,889
Hilton Hotels Corp. (Lodging)	1,944	46,364
Home Depot, Inc. (Retail)	10,584	411,719
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,158	152,308
Hospira, Inc. * (Pharmaceuticals)	783	30,537
Humana, Inc. * (Healthcare-Services)	783	31,116
Huntington Bancshares, Inc. (Banks)	1,134	27,375
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,350	107,568
IMS Health, Inc. (Software)	1,161	28,758
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	864	61,646
Intel Corp. (Semiconductors)	30,915	805,644
International Business Machines Corp. (Computers)	7,911	586,996
International Flavors & Fragrances, Inc. (Chemicals)	432	15,647
International Game Technology (Entertainment)	1,674	47,123
International Paper Co. (Forest Products & Paper)	2,376	71,779
Interpublic Group of Cos., Inc. * (Advertising)	2,214	26,967
Intuit, Inc. * (Software)	918	41,411
ITT Industries, Inc. (Miscellaneous Manufacturing)	459	44,812
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,296	68,144
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,469	617,006
Jabil Circuit, Inc. * (Electronics)	918	28,210
Janus Capital Group, Inc. (Diversified Financial Services)	1,134	17,055
JDS Uniphase Corp. * (Telecommunications)	7,344	11,163
Jefferson-Pilot Corp. (Insurance)	675	34,034
Johnson & Johnson (Healthcare-Products)	14,904	968,761
Johnson Controls, Inc. (Auto Parts & Equipment)	945	53,231
Jones Apparel Group, Inc. (Apparel)	594	18,438
KB Home (Home Builders)	405	30,873
Kellogg Co. (Food)	1,755	77,992
Kerr-McGee Corp. (Oil & Gas)	567	43,268
KeyCorp (Banks)	2,025	67,129
KeySpan Corp. (Gas)	864	35,165
Kimberly-Clark Corp. (Household Products/Wares)	2,376	148,714
Kinder Morgan, Inc. (Pipelines)	540	44,928
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,188	12,379
KLA -Tencor Corp. (Semiconductors)	972	42,476
Knight-Ridder, Inc. (Media)	378	23,187
Kohls Corp. * (Retail)	1,620	90,574
Kroger Co. * (Food)	3,456	65,768
L-3 Communications Holdings, Inc. (Aerospace/Defense)	594	45,489
Laboratory Corp.of America Holdings * (Healthcare-Services)	675	33,683
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	945	25,118
Lexmark International, Inc.—Class A * (Computers)	621	40,259
Limited, Inc. (Retail)	1,863	39,905
Lincoln National Corp. (Insurance)	837	39,272
Linear Technology Corp. (Semiconductors)	1,566	57,457
Liz Claiborne, Inc. (Apparel)	540	21,470
Lockheed Martin Corp. (Aerospace/Defense)	2,052	133,113
Loews Corp. (Insurance)	783	60,683
Louisiana-Pacific Corp. (Forest Products & Paper)	540	13,273
Lowe’s Cos., Inc. (Retail)	3,807	221,644
LSI Logic Corp. * (Semiconductors)	1,944	16,505
Lucent Technologies, Inc. * (Telecommunications)	22,086	64,270
M&T Bank Corp. (Banks)	486	51,108
Manor Care, Inc. (Healthcare-Services)	432	17,163
Marathon Oil Corp. (Oil & Gas)	1,701	90,782
Marriott International, Inc.—Class A (Lodging)	999	68,153
Marsh & McLennan Cos., Inc. (Insurance)	2,727	75,538
Marshall & Ilsley Corp. (Banks)	1,053	46,806
Masco Corp. (Building Materials)	2,160	68,601
Mattel, Inc. (Toys/Games/Hobbies)	2,025	37,058
Maxim Integrated Products, Inc. (Semiconductors)	1,647	62,932
MayDepartment Stores Co. (Retail)	1,458	58,553
Maytag Corp. (Home Furnishings)	378	5,919
MBIA, Inc. (Insurance)	648	38,433
MBNA Corp. (Diversified Financial Services)	6,345	165,985
McCormick & Co., Inc. (Food)	675	22,059
McDonald’s Corp. (Retail)	6,480	179,820
McGraw-Hill Cos., Inc. (Media)	1,917	84,827
McKesson Corp. (Commercial Services)	1,404	62,885
MeadWestvaco Corp. (Forest Products & Paper)	918	25,741
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,323	70,595
MedImmune, Inc. * (Biotechnology)	1,215	32,465
Medtronic, Inc. (Healthcare-Products)	6,075	314,624
Mellon Financial Corp. (Banks)	2,106	60,421
Merck & Co., Inc. (Pharmaceuticals)	10,854	334,303
Mercury Interactive Corp. * (Software)	459	17,607
Meredith Corp. (Media)	216	10,597
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	280,771
MetLife, Inc. (Insurance)	3,699	166,233
MGIC Investment Corp. (Insurance)	459	29,936
Micron Technology, Inc. * (Semiconductors)	3,078	31,426
Microsoft Corp. (Software)	50,598	1,256,855
Millipore Corp. * (Biotechnology)	243	13,785

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Molex, Inc. (Electrical Components & Equipment)	837	$21,795
Molson Coors Brewing Co.—Class B (Beverages)	405	25,110
Monsanto Co. (Agriculture)	1,296	81,480
Monster Worldwide, Inc. * (Internet)	621	17,810
Moody’s Corp. (Commercial Services)	1,350	60,696
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,400	283,338
Motorola, Inc. (Telecommunications)	12,231	223,338
Mylan Laboratories, Inc. (Pharmaceuticals)	1,188	22,857
Nabors Industries, Ltd. * (Oil & Gas)	729	44,192
National City Corp. (Banks)	2,916	99,494
National Semiconductor Corp. (Semiconductors)	1,755	38,663
National-Oilwell Varco, Inc. * (Oil & Gas Services)	837	39,791
Navistar International Corp. * (Auto Manufacturers)	324	10,368
NCR Corp. * (Computers)	918	32,240
Network Appliance, Inc. * (Computers)	1,809	51,140
Newell Rubbermaid, Inc. (Housewares)	1,350	32,184
Newmont Mining Corp. (Mining)	2,214	86,412
News Corp.—Class A (Media)	14,013	226,730
Nextel Communications, Inc.—Class A * (Telecommunications)	5,589	180,581
NICOR, Inc. (Gas)	216	8,893
NIKE, Inc.—Class B (Apparel)	1,134	98,204
NiSource, Inc. (Electric)	1,350	33,386
Noble Corp. (Oil & Gas)	648	39,858
Nordstrom, Inc. (Retail)	594	40,374
Norfolk Southern Corp. (Transportation)	1,971	61,022
North Fork Bancorp, Inc. (Banks)	2,349	65,983
Northern Trust Corp. (Banks)	1,026	46,775
Northrop Grumman Corp. (Aerospace/Defense)	1,809	99,947
Novell, Inc. * (Software)	1,917	11,885
Novellus Systems, Inc. * (Semiconductors)	702	17,346
Nucor Corp. (Iron/Steel)	783	35,720
NVIDIA Corp. * (Semiconductors)	891	23,808
Occidental Petroleum Corp. (Oil & Gas)	1,944	149,552
Office Depot, Inc. * (Retail)	1,566	35,767
OfficeMax, Inc. (Retail)	351	10,449
Omnicom Group, Inc. (Advertising)	945	75,467
Oracle Corp. * (Software)	22,167	292,605
PACCAR, Inc. (Auto Manufacturers)	864	58,752
Pactiv Corp. * (Packaging & Containers)	756	16,314
Pall Corp. (Miscellaneous Manufacturing)	621	18,854
Parametric Technology Corp. * (Software)	1,350	8,613
Parker Hannifin Corp. (Miscellaneous Manufacturing)	594	36,834
Paychex, Inc. (Commercial Services)	1,755	57,108
Peoples Energy Corp. (Gas)	189	8,214
PepsiCo, Inc. (Beverages)	8,343	449,937
PerkinElmer, Inc. (Electronics)	648	12,247
Pfizer, Inc. (Pharmaceuticals)	36,207	998,589
PG&E Corp. (Electric)	1,863	69,937
Phelps Dodge Corp. (Mining)	459	42,458
Pinnacle West Capital Corp. (Electric)	486	21,603
Pitney Bowes, Inc. (Office/Business Equipment)	1,134	49,386
Plum Creek Timber Co., Inc. (Forest Products & Paper)	918	33,323
PMC-Sierra, Inc. * (Semiconductors)	918	8,565
PNC Financial Services Group (Banks)	1,404	76,462
PPG Industries, Inc. (Chemicals)	864	54,225
PPL Corp. (Electric)	945	56,114
Praxair, Inc. (Chemicals)	1,593	74,234
Principal Financial Group, Inc. (Insurance)	1,485	62,222
Procter & Gamble Co. (Cosmetics/Personal Care)	12,447	656,579
Progress Energy, Inc. (Electric)	1,242	56,188
Progressive Corp. (Insurance)	972	96,043
Prologis (Real Estate Investment Trust)	918	36,940
Providian Financial Corp. * (Diversified Financial Services)	1,458	25,705
Prudential Financial, Inc. (Insurance)	2,592	170,191
Public Service Enterprise Group, Inc. (Electric)	1,215	73,896
Pulte Homes, Inc. (Home Builders)	567	47,770
QLogic Corp. * (Semiconductors)	459	14,169
Qualcomm, Inc. (Telecommunications)	8,451	278,968
Quest Diagnostics, Inc. (Healthcare-Services)	918	48,902
Qwest Communications International, Inc. * (Telecommunications)	8,397	31,153
R.R. Donnelley & Sons Co. (Commercial Services)	1,080	37,271
RadioShack Corp. (Retail)	783	18,142
Raytheon Co. (Aerospace/Defense)	2,295	89,780
Reebok International, Ltd. (Apparel)	297	12,424
Regions Financial Corp. (Banks)	2,295	77,755
Reynolds American, Inc. (Agriculture)	621	48,935
Robert Half International, Inc. (Commercial Services)	783	19,552
Rockwell Collins, Inc. (Aerospace/Defense)	891	42,483
Rockwell International Corp. (Machinery-Diversified)	864	42,085
Rohm & Haas Co. (Chemicals)	945	43,791
Rowan Cos., Inc. (Oil & Gas)	513	15,241
Ryder System, Inc. (Transportation)	324	11,858
Sabre Holdings Corp. (Leisure Time)	648	12,928
SAFECO Corp. (Insurance)	621	33,745
Safeway, Inc. (Food)	2,160	48,794
Sanmina-SCI Corp. * (Electronics)	2,565	14,031
Sara Lee Corp. (Food)	3,942	78,091
SBC Communications, Inc. (Telecommunications)	16,254	386,033
Schering-Plough Corp. (Pharmaceuticals)	7,398	141,006
Schlumberger, Ltd. (Oil & Gas Services)	2,889	219,390
Schwab (Diversified Financial Services)	5,805	65,480
Scientific-Atlanta, Inc. (Telecommunications)	756	25,152
Sealed Air Corp. * (Packaging & Containers)	405	20,165
Sears Holdings Corp. * (Retail)	486	72,837
Sempra Energy (Gas)	1,188	49,076
Sherwin-Williams Co. (Chemicals)	621	29,243
Siebel Systems, Inc. (Software)	2,592	23,069
Sigma-Aldrich Corp. (Chemicals)	351	19,670
Simon Property Group, Inc. ( REIT)	1,080	78,290
SLM Corp. (Diversified Financial Services)	2,079	105,613
Snap-on, Inc. (Hand/Machine Tools)	297	10,187
Solectron Corp. * (Electronics)	4,347	16,475
Southern Co. (Electric)	3,753	130,116
Southwest Airlines Co. (Airlines)	3,726	51,903
Sovereign Bancorp, Inc. (Savings & Loans)	1,809	40,413
Sprint Corp. (Telecommunications)	7,344	184,261
St. Jude Medical, Inc. * (Healthcare-Products)	1,782	77,713
St. Paul Cos., Inc. (Insurance)	3,375	133,414
Staples, Inc. (Retail)	3,618	77,136
Starbucks Corp. * (Retail)	1,944	100,427
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,107	64,837
State Street Corp. (Banks)	1,674	80,771
Stryker Corp. (Healthcare-Products)	1,863	88,604
Sun Microsystems, Inc. * (Computers)	16,956	63,246
SunGard Data Systems, Inc. * (Computers)	1,458	51,278
Sunoco, Inc. (Oil & Gas)	324	36,832
SunTrust Banks, Inc. (Banks)	1,674	120,930
SuperValu, Inc. (Food)	675	22,012
Symantec Corp. * (Internet)	3,537	76,894
Symbol Technologies, Inc. (Electronics)	1,188	11,726
Synovus Financial Corp. (Banks)	1,566	44,897
Sysco Corp. (Food)	3,159	114,324

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	621	$38,875
Target Corp. (Retail)	4,293	233,582
TECO Energy, Inc. (Electric)	1,026	19,402
Tektronix, Inc. (Electronics)	432	10,053
Tellabs, Inc. * (Telecommunications)	2,133	18,557
Temple-Inland, Inc. (Forest Products & Paper)	621	23,070
Tenet Healthcare Corp. * (Healthcare-Services)	2,214	27,099
Teradyne, Inc. * (Semiconductors)	972	11,635
Texas Instruments, Inc. (Semiconductors)	8,397	235,703
Textron, Inc. (Miscellaneous Manufacturing)	675	51,199
The AES Corp. * (Electric)	3,132	51,302
The Dow Chemical Co. (Chemicals)	4,644	206,797
The Gap, Inc. (Retail)	3,780	74,655
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	864	12,874
The New York Times Co.—Class A (Media)	729	22,708
The Pepsi Bottling Group, Inc. (Beverages)	972	27,809
The Stanley Works (Hand/Machine Tools)	378	17,214
Thermo Electron Corp. * (Electronics)	810	21,765
Tiffany & Co. (Retail)	729	23,882
Time Warner, Inc. * (Media)	23,247	388,458
TJX Cos., Inc. (Retail)	2,295	55,883
Torchmark Corp. (Insurance)	513	26,779
Toys R Us, Inc. * (Retail)	1,107	29,313
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,566	84,517
Tribune Co. (Media)	1,485	52,242
TXU Corp. (Electric)	1,188	98,711
Tyco International, Ltd. (Miscellaneous Manufacturing)	10,017	292,496
U.S. Bancorp (Banks)	9,045	264,114
Union Pacific Corp. (Transportation)	1,296	83,981
Unisys Corp. * (Computers)	1,647	10,426
United Parcel Service, Inc.—Class B (Transportation)	5,670	392,138
United States Steel Corp. (Iron/Steel)	540	18,560
United Technologies Corp. (Aerospace/Defense)	5,130	263,426
UnitedHealth Group, Inc. (Healthcare-Services)	6,237	325,198
Univision Communications, Inc.—Class A * (Media)	1,485	40,912
Unocal Corp. (Oil & Gas)	1,350	87,818
UnumProvident Corp. (Insurance)	1,458	26,711
UST, Inc. (Agriculture)	837	38,217
V.F. Corp. (Apparel)	486	27,809
Valero Energy Corp. (Oil & Gas)	1,242	98,255
Veritas Software Corp. * (Software)	2,106	51,386
Verizon Communications, Inc. (Telecommunications)	13,716	473,888
Viacom, Inc.—Class B (Media)	8,046	257,633
Visteon Corp. (Auto Parts & Equipment)	621	3,745
Vulcan Materials Co. (Building Materials)	486	31,585
W.W. Grainger, Inc. (Distribution/Wholesale)	405	22,190
Wachovia Corp. (Banks)	7,830	388,368
Wal-Mart Stores, Inc. (Retail)	16,119	776,937
Walgreen Co. (Retail)	5,103	234,687
Walt Disney Co. (Media)	10,395	261,746
Washington Mutual, Inc. (Savings & Loans)	4,374	177,978
Waste Management, Inc. (Environmental Control)	2,835	80,344
Waters Corp. * (Electronics)	567	21,075
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	540	15,962
WellPoint, Inc. * (Healthcare-Services)	2,997	208,711
Wells Fargo & Co. (Banks)	8,424	518,750
Wendy’s International, Inc. (Retail)	594	28,304
Weyerhaeuser Co. (Forest Products & Paper)	1,188	75,616
Whirlpool Corp. (Home Furnishings)	324	22,716
Williams Cos., Inc. (Pipelines)	2,835	53,865
Wrigley (Wm.) Jr. Co. (Food)	972	66,912
Wyeth (Pharmaceuticals)	6,669	296,771
Xcel Energy, Inc. (Electric)	1,998	39,001
Xerox Corp. * (Office/Business Equipment)	4,617	63,668
Xilinx, Inc. (Semiconductors)	1,782	45,441
XL Capital, Ltd.—Class A (Insurance)	702	52,243
XTO Energy, Inc. (Oil & Gas)	1,755	59,652
Yahoo!, Inc. * (Internet)	6,642	230,146
YUM! Brands, Inc. (Retail)	1,458	75,933
Zimmer Holdings, Inc. * (Healthcare-Products)	1,242	94,603
Zions Bancorp (Banks)	432	31,765

TOTAL COMMON STOCKS
(Cost $41,898,672)		53,756,601

Repurchase Agreements (3.4%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $2,129,163 (Collateralized by $2,183,000 various U.S. Government Agency Obligations, 2.625%—4.48%, 1/19/07—4/18/08, market value $2,172,149)	$2,129,000	2,129,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,129,000)		2,129,000

TOTAL INVESTMENT SECURITIES
(Cost $44,027,672)—90.1%		55,885,601
Net other assets (liabilities)—9.9%		6,106,419

NET ASSETS—100.0%		$61,992,020

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $54,671,250)	183	$(121,952)
E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $239,000)	4	(1,010)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $9,180,086)	7,706	147,624
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $6,502,800)	5,458	4,308

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.0%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.1%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.0%
Mining	0.4%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	6.4%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.4%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.7%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	3.8%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other ***	13.3%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $41,898,672)	$53,756,601
Repurchase agreements, at cost	2,129,000

Total Investment Securities	55,885,601
Cash	335,576
Segregated cash balances with brokers for futures contracts	2,827,508
Dividends and interest receivable	71,519
Receivable for capital shares issued	3,370,755
Unrealized appreciation on swap agreements	151,932
Prepaid expenses	754

Total Assets	62,643,645

Liabilities:
Payable for capital shares redeemed	147,780
Variation margin on futures contracts	365,322
Advisory fees payable	41,471
Management services fees payable	8,294
Administration fees payable	1,759
Administrative services fees payable	27,067
Distribution fees payable	19,105
Trustee fees payable	10
Transfer agency fees payable	1,895
Fund accounting fees payable	2,890
Compliance services fees payable	270
Other accrued expenses	35,762

Total Liabilities	651,625

Net Assets	$61,992,020

Net Assets consist of:
Capital	$69,034,250
Accumulated net investment income (loss)	146,927
Accumulated net realized gains (losses) on investments	(19,076,056)
Net unrealized appreciation (depreciation) on investments	11,886,899

Net Assets	$61,992,020

Shares of Beneficial Interest Outstanding	2,850,951

Net Asset Value (offering and redemption price per share)	$21.74

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$649,463
Interest	171,112

Total Investment Income	820,575

Expenses:
Advisory fees	305,598
Management services fees	61,120
Administration fees	11,329
Transfer agency fees	15,093
Administrative services fees	181,699
Distribution fees	101,866
Custody fees	36,428
Fund accounting fees	22,853
Trustee fees	475
Compliance services fees	977
Other fees	24,002

Total Expenses	761,440

Net Investment Income (Loss)	59,135

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	440,061
Net realized gains (losses) on futures contracts	1,961,888
Net realized gains (losses) on swap agreements	(611,732)
Change in net unrealized appreciation/depreciation on investments	(3,859,636)

Net Realized and Unrealized Gains (Losses) on Investments	(2,069,419)

Change in Net Assets Resulting from Operations	$(2,010,284)

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$59,135	$87,792
Net realized gains (losses) on investments	1,790,217	4,563,250
Change in net unrealized appreciation/depreciation on investments	(3,859,636)	5,973,221

Change in net assets resulting from operations	(2,010,284)	10,624,263

Distributions to Shareholders From:
Net realized gains on investments	—	(11,462,761)

Change in net assets resulting from distributions	—	(11,462,761)

Capital Transactions:
Proceeds from shares issued	404,504,281	1,064,598,352
Dividends reinvested	—	11,439,085
Cost of shares redeemed	(437,016,019)	(1,047,002,418)

Change in net assets resulting from capital transactions	(32,511,738)	29,035,019

Change in net assets	(34,522,022)	28,196,521
Net Assets:
Beginning of period	96,514,042	68,317,521

End of period	$61,992,020	$96,514,042

Accumulated net investment income (loss)	$146,927	$87,792

Share Transactions:
Issued	18,695,160	47,271,334
Reinvested	—	542,909
Redeemed	(20,070,275)	(46,666,380)

Change in shares	(1,375,115)	1,147,863

See accompanying notes to the financial statements.

86

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended		For the year ended	For the year ended	For the year ended	For the period January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$22.84		$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.12)		3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	(1.10)		3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.92)	—	—	—

Net Asset Value, End of Period	$21.74		$22.84	$22.19	$14.51	$22.71

Total Return	(4.82	)% (c)	17.18%	52.93%	(36.11)%	(24.30	)% (c)
Ratio to Average Net Assets:
Gross expenses (d)	1.87%		1.89%	2.07%	2.12%	1.94%
Net expenses (d)	1.87%		1.89%	1.84%	1.98%	1.94%
Net investment income (loss) (d)	0.15%		0.11%	(0.32)%	(0.46)%	(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$61,992		$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate (e)	384	% (c)	830%	1,124%	1,249%	682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

87

PROFUNDS VP
ProFund VP UltraMid-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Futures Contracts	56%
Swap Agreements	59%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P MidCap 400 - Composition
% of Index

Consumer, Non-cyclical	19.97%
Consumer, Cyclical	17.52%
Financial	16.70%
Industrial	11.55%
Energy	9.51%
Technology	9.23%
Utilities	6.44%
Communications	5.21%
Basic Materials	3.53%
Diversified	0.34%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2005
(unaudited)

Common Stocks (86.2%)
	Shares	Value

3Com Corp. * (Telecommunications)	24,024	$87,447
99 Cents Only Stores * (Retail)	3,696	46,976
Abercrombie & Fitch Co.—Class A (Retail)	5,544	380,873
Activision, Inc. * (Software)	12,936	213,703
Acxiom Corp. (Software)	6,160	128,621
Adesa, Inc. (Commercial Services)	5,544	120,693
ADTRAN, Inc. (Telecommunications)	4,928	122,165
Advance Auto Parts, Inc. * (Retail)	4,928	318,102
Advanced Medical Optics, Inc. * (Healthcare-Products)	4,312	171,402
Advent Software, Inc. * (Software)	1,848	37,440
Aeropostale, Inc. * (Retail)	3,696	124,186
AGCO Corp. * (Machinery-Diversified)	6,160	117,779
AGL Resources, Inc. (Gas)	4,928	190,467
Airgas, Inc. (Chemicals)	4,312	106,377
AirTran Holdings, Inc. * (Airlines)	5,544	51,171
Alaska Air Group, Inc. * (Airlines)	1,848	54,978
Albemarle Corp. (Chemicals)	3,080	112,328
Alexander & Baldwin, Inc. (Transportation)	2,464	114,206
Alliance Data Systems Corp. * (Commercial Services)	4,312	174,895
Alliant Energy Corp. (Electric)	7,392	208,085
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,464	173,958
Allmerica Financial Corp. * (Insurance)	3,696	137,085
AMB Property Corp. ( REIT)	5,544	240,776
American Eagle Outfitters, Inc. (Retail)	9,240	283,206
American Financial Group, Inc. (Insurance)	3,696	123,890
American Greetings Corp.—Class A (Household Products/Wares)	4,312	114,268
AmeriCredit Corp. * (Diversified Financial Services)	9,856	251,328
Amerus Group Co. (Insurance)	2,464	118,395
Ametek, Inc. (Electrical Components & Equipment)	4,312	180,457
Amphenol Corp.—Class A (Electronics)	5,544	222,703
AnnTaylor Stores Corp. * (Retail)	4,928	119,652
Anteon International Corp. * (Computers)	1,848	84,306
Applebee’s International, Inc. (Retail)	4,928	130,543
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,080	106,691
Aqua America, Inc. (Water)	6,160	183,198
Aquila, Inc. * (Electric)	15,400	55,594
Arch Coal, Inc. (Coal)	3,696	201,321
Arrow Electronics, Inc. * (Electronics)	7,392	200,767
Arthur J. Gallagher & Co. (Insurance)	6,160	167,121
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,312	76,710
Associated Banc-Corp (Banks)	8,008	269,549
Astoria Financial Corp. (Savings & Loans)	6,160	175,375
Atmel Corp. * (Semiconductors)	30,184	71,536
Avnet, Inc. * (Electronics)	8,008	180,420
Avocent Corp. * (Internet)	3,080	80,511
Bandag, Inc. (Auto Parts & Equipment)	1,232	56,734
Bank of Hawaii Corp. (Banks)	3,080	156,310
Banta Corp. (Commercial Services)	1,848	83,825
Barnes & Noble, Inc. * (Retail)	4,312	167,306
Barr Laboratories, Inc. * (Pharmaceuticals)	6,160	300,238
Beckman Coulter, Inc. (Healthcare-Products)	4,312	274,114
Belo Corp.—Class A (Media)	6,776	162,421
BJ’s Wholesale Club, Inc. * (Retail)	4,312	140,097
Black Hills Corp. (Electric)	1,848	68,099
Blyth, Inc. (Household Products/Wares)	2,464	69,115
Bob Evans Farms, Inc. (Retail)	2,464	57,460
Borders Group, Inc. (Retail)	4,928	124,728
BorgWarner, Inc. (Auto Parts & Equipment)	3,696	198,364
Bowater, Inc. (Forest Products & Paper)	3,080	99,700
Boyd Gaming Corp. (Lodging)	4,312	220,473
Brinker International, Inc. * (Retail)	5,544	222,037
Brown & Brown, Inc. (Insurance)	4,312	193,781
C.H. Robinson Worldwide, Inc. (Transportation)	5,544	322,661
Cabot Corp. (Chemicals)	3,696	121,968
Cabot Microelectronics Corp. * (Chemicals)	1,848	53,574
Cadence Design Systems, Inc. * (Computers)	17,248	235,608
Callaway Golf Co. (Leisure Time)	4,312	66,534
Career Education Corp. * (Commercial Services)	6,776	248,068
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,848	126,828
Carmax, Inc. * (Retail)	6,776	180,580
Catalina Marketing Corp. (Advertising)	3,080	78,263
CBRL Group, Inc. (Retail)	3,080	119,689
CDW Corp. (Distribution/Wholesale)	4,312	246,172
Cephalon, Inc. * (Pharmaceuticals)	3,696	147,138
Ceridian Corp. * (Computers)	9,240	179,995
Certegy, Inc. (Software)	3,696	141,261

See accompanying notes to the financial statements.

88

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Charles River Laboratories International, Inc. * (Biotechnology)	4,312	$208,054
CheckFree Corp. * (Internet)	5,544	188,829
Cheesecake Factory, Inc. * (Retail)	4,928	171,149
Chico’s FAS, Inc. * (Retail)	11,704	401,212
Choicepoint, Inc. * (Commercial Services)	6,160	246,708
Church & Dwight, Inc. (Household Products/Wares)	4,312	156,094
Cincinnati Bell, Inc. * (Telecommunications)	15,400	66,220
City National Corp. (Banks)	3,080	220,867
Claire’s Stores, Inc. (Retail)	6,160	148,148
CNF, Inc. (Transportation)	3,080	138,292
Cognizant Technology Solutions Corp. * (Computers)	8,624	406,448
Commerce Bancorp, Inc. (Banks)	9,856	298,735
Commscope, Inc. * (Telecommunications)	3,080	53,623
Community Health Systems, Inc. * (Healthcare-Services)	4,312	162,950
Constellation Brands, Inc. * (Beverages)	13,552	399,784
Cooper Cameron Corp. * (Oil & Gas Services)	3,696	229,337
Copart, Inc. * (Retail)	5,544	131,947
Corinthian Colleges, Inc. * (Commercial Services)	6,160	78,663
Covance, Inc. * (Healthcare-Services)	4,312	193,479
Coventry Health Care, Inc. * (Healthcare-Services)	6,776	479,403
Crane Co. (Miscellaneous Manufacturing)	3,696	97,205
Credence Systems Corp. * (Semiconductors)	5,544	50,173
Cree Research, Inc. * (Semiconductors)	4,928	125,516
Crompton Corp. (Chemicals)	7,392	104,597
CSG Systems International, Inc. * (Software)	3,080	58,458
Cullen/Frost Bankers, Inc. (Banks)	3,080	146,762
Cypress Semiconductor Corp. * (Semiconductors)	8,624	108,576
Cytec Industries, Inc. (Chemicals)	2,464	98,067
CYTYC Corp. * (Healthcare-Products)	8,008	176,656
D.R. Horton, Inc. (Home Builders)	17,248	648,697
Dean Foods Co. * (Food)	9,856	347,325
Deluxe Corp. (Commercial Services)	3,080	125,048
DENTSPLY International, Inc. (Healthcare-Products)	4,928	266,112
Developers Diversified Realty Corp. ( REIT)	6,776	311,424
DeVry, Inc. * (Commercial Services)	4,312	85,809
Diebold, Inc. (Computers)	4,312	194,514
Dollar Tree Stores, Inc. * (Retail)	7,392	177,408
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,928	149,466
DPL, Inc. (Electric)	8,008	219,820
DST Systems, Inc. * (Computers)	4,928	230,630
Dun & Bradstreet Corp. * (Software)	4,312	265,836
Duquesne Light Holdings, Inc. (Electric)	4,928	92,055
Dycom Industries, Inc. * (Engineering & Construction)	3,080	61,015
Eaton Vance Corp. (Diversified Financial Services)	8,624	206,200
Education Management Corp. * (Commercial Services)	4,312	145,444
Edwards (A.G.), Inc. (Diversified Financial Services)	4,928	222,499
Edwards Lifesciences Corp. * (Healthcare-Products)	4,312	185,502
Emmis Communications Corp. * (Media)	2,464	43,539
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,928	306,374
Energy East Corp. (Electric)	9,240	267,775
Ensco International, Inc. (Oil & Gas)	9,240	330,330
Entercom Communications Corp. * (Media)	3,080	102,533
Equitable Resources, Inc. (Pipelines)	3,696	251,328
Everest Re Group, Ltd. (Insurance)	3,696	343,728
Expeditors International of Washington, Inc. (Transportation)	6,776	337,513
F5 Networks, Inc. * (Internet)	2,464	116,387
Fair Isaac Corp. (Software)	4,312	157,388
Fairchild Semiconductor International, Inc. * (Semiconductors)	7,392	109,032
Fastenal Co. (Distribution/Wholesale)	4,312	264,153
Federal Signal Corp. (Miscellaneous Manufacturing)	3,080	48,048
Ferro Corp. (Chemicals)	2,464	48,935
Fidelity National Financial, Inc. (Insurance)	11,088	395,730
First American Financial Corp. (Insurance)	5,544	222,536
FirstMerit Corp. (Banks)	5,544	144,754
Flowserve Corp. * (Machinery-Diversified)	3,696	111,841
FMC Corp. * (Chemicals)	2,464	138,329
FMC Technologies, Inc. * (Oil & Gas Services)	4,312	137,855
Foot Locker, Inc. (Retail)	10,472	285,048
Forest Oil Corp. * (Oil & Gas)	3,696	155,232
Furniture Brands International, Inc. (Home Furnishings)	3,696	79,871
Gartner Group, Inc. * (Commercial Services)	5,544	58,877
GATX Corp. (Trucking & Leasing)	3,080	106,260
Gen-Probe, Inc. * (Healthcare-Products)	3,080	111,588
Gentex Corp. (Electronics)	9,856	179,379
Glatfelter (Forest Products & Paper)	2,464	30,554
Graco, Inc. (Machinery-Diversified)	4,312	146,910
Granite Construction, Inc. (Engineering & Construction)	2,464	69,238
Grant Prideco, Inc. * (Oil & Gas Services)	8,008	211,812
Great Plains Energy, Inc. (Electric)	4,928	157,154
Greater Bay Bancorp (Banks)	3,080	81,220
GTECH Holdings Corp. (Entertainment)	7,392	216,142
Hanover Compressor Co. * (Oil & Gas Services)	4,928	56,721
Harman International Industries, Inc. (Home Furnishings)	4,312	350,824
Harris Corp. (Telecommunications)	8,624	269,155
Harsco Corp. (Miscellaneous Manufacturing)	2,464	134,411
Harte-Hanks, Inc. (Advertising)	4,312	128,196
Hawaiian Electric Industries, Inc. (Electric)	4,928	132,120
HCC Insurance Holdings, Inc. (Insurance)	4,312	163,295
Health Net, Inc. * (Healthcare-Services)	7,392	282,079
Helmerich & Payne, Inc. (Oil & Gas)	3,080	144,514
Henry Schein, Inc. * (Healthcare-Products)	5,544	230,187
Herman Miller, Inc. (Office Furnishings)	4,312	132,982
Hibernia Corp. (Banks)	10,472	347,460
Highwoods Properties, Inc. ( REIT)	3,080	91,661
Hillenbrand Industries, Inc. (Healthcare-Products)	3,696	186,833
HNI Corp. (Office Furnishings)	3,080	157,542
Horace Mann Educators Corp. (Insurance)	2,464	46,372
Hormel Foods Corp. (Food)	6,776	198,740
Hospitality Properties Trust ( REIT)	4,312	190,030
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	3,080	200,816
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,312	190,159
IDACORP, Inc. (Electric)	2,464	75,472
Imation Corp. (Computers)	2,464	95,579
INAMED Corp. * (Healthcare-Products)	2,464	165,014
Independence Community Bank Corp. (Savings & Loans)	4,928	181,991
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,312	175,628
Integrated Circuit Systems, Inc. * (Semiconductors)	4,312	89,000
Integrated Device Technology, Inc. * (Semiconductors)	8,008	86,086
International Rectifier Corp. * (Semiconductors)	4,312	205,769
International Speedway Corp. (Entertainment)	3,080	173,281

See accompanying notes to the financial statements.

89

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Intersil Corp.—Class A (Semiconductors)	9,856	$184,997
Investors Financial Services Corp. (Banks)	4,312	163,080
Invitrogen Corp. * (Biotechnology)	3,696	307,839
ITT Educational Services, Inc. * (Commercial Services)	3,080	164,534
IVAX Corp. * (Pharmaceuticals)	14,784	317,856
J.B. Hunt Transport Services, Inc. (Transportation)	8,624	166,443
Jack Henry & Associates, Inc. (Computers)	5,544	101,511
Jacobs Engineering Group, Inc. * (Engineering & Construction)	3,696	207,937
Jefferies Group, Inc. (Diversified Financial Services)	3,080	116,701
JetBlue Airways Corp. * (Airlines)	6,776	138,502
JM Smucker Co. (Food)	3,696	173,490
Keane, Inc. * (Software)	3,696	50,635
Kelly Services, Inc.—Class A (Commercial Services)	1,848	52,927
KEMET Corp. * (Electronics)	5,544	34,927
Kennametal, Inc. (Hand/Machine Tools)	2,464	112,974
Korn/Ferry International * (Commercial Services)	2,464	43,736
Krispy Kreme Doughnuts, Inc. * (Retail)	4,312	30,012
LaBranche & Co., Inc. * (Diversified Financial Services)	3,696	23,285
Lam Research Corp. * (Semiconductors)	9,240	267,406
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,848	79,316
Lattice Semiconductor Corp. * (Semiconductors)	6,776	30,085
Laureate Education, Inc. * (Commercial Services)	3,080	147,409
Lear Corp. (Auto Parts & Equipment)	4,312	156,871
Lee Enterprises, Inc. (Media)	3,080	123,477
Legg Mason, Inc. (Diversified Financial Services)	7,392	769,581
Lennar Corp.—Class A (Home Builders)	8,624	547,193
Leucadia National Corp. (Holding Companies-Diversified)	6,160	237,961
Liberty Property Trust ( REIT)	5,544	245,655
LifePoint Hospitals, Inc. * (Healthcare-Services)	3,080	155,602
Lincare Holdings, Inc. * (Healthcare-Services)	6,160	251,574
Longview Fibre Co. (Forest Products & Paper)	3,080	63,294
LTX Corp. * (Semiconductors)	3,696	18,332
Lubrizol Corp. (Chemicals)	4,312	181,147
Lyondell Chemical Co. (Chemicals)	13,552	358,043
Mack-Cali Realty Corp. ( REIT)	3,696	167,429
Macromedia, Inc. * (Internet)	4,928	188,348
Macrovision Corp. * (Entertainment)	3,080	69,423
Manpower, Inc. (Commercial Services)	6,160	245,045
Martek Biosciences Corp. * (Biotechnology)	1,848	70,132
Martin Marietta Materials (Building Materials)	3,080	212,890
McAfee, Inc. * (Internet)	10,472	274,157
McDATA Corp.—Class A * (Computers)	9,856	39,424
MDU Resources Group, Inc. (Electric)	7,392	208,233
Media General, Inc.—Class A (Media)	1,848	119,676
Mentor Graphics Corp. * (Computers)	4,928	50,512
Mercantile Bankshares Corp. (Banks)	4,928	253,940
Michaels Stores, Inc. (Retail)	9,240	382,259
Micrel, Inc. * (Semiconductors)	4,928	56,771
Microchip Technology, Inc. (Semiconductors)	12,936	383,164
Millennium Pharmaceuticals, Inc. * (Biotechnology)	16,632	154,179
Minerals Technologies, Inc. (Chemicals)	1,232	75,891
Modine Manufacturing Co. (Auto Parts & Equipment)	1,848	60,171
Mohawk Industries, Inc. * (Textiles)	3,696	304,920
Moneygram International, Inc. (Software)	5,544	106,001
MPS Group, Inc. * (Commercial Services)	6,776	63,830
Murphy Oil Corp. (Oil & Gas)	11,088	579,126
National Fuel Gas Co. (Pipelines)	4,928	142,468
National Instruments Corp. (Computers)	4,312	91,414
New Plan Excel Realty Trust, Inc. ( REIT)	6,776	184,104
New York Community Bancorp (Savings & Loans)	15,400	279,048
Newfield Exploration Co. * (Oil & Gas)	8,008	319,439
Newport Corp. * (Telecommunications)	3,080	42,689
Noble Energy, Inc. (Oil & Gas)	5,544	419,404
Nordson Corp. (Machinery-Diversified)	1,848	63,349
Northeast Utilities System (Electric)	8,008	167,047
NSTAR (Electric)	6,776	208,904
O’Reilly Automotive, Inc. * (Retail)	6,776	201,993
OGE Energy Corp. (Electric)	5,544	160,443
Ohio Casualty Corp. * (Insurance)	3,696	89,369
Old Republic International Corp. (Insurance)	11,704	295,9943
Olin Corp. (Chemicals)	4,312	78,651
Omnicare, Inc. (Pharmaceuticals)	6,160	261,369
ONEOK, Inc. (Gas)	6,776	221,237
Outback Steakhouse, Inc. (Retail)	4,312	195,075
Pacific Sunwear of California, Inc. * (Retail)	4,928	113,295
PacifiCare Health Systems, Inc. * (Healthcare-Services)	5,544	396,119
Packaging Corp. of America (Packaging & Containers)	5,544	116,701
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,464	78,380
Patterson Dental Co. * (Healthcare-Products)	8,624	388,771
Patterson-UTI Energy, Inc. (Oil & Gas)	11,088	308,579
Payless ShoeSource, Inc. * (Retail)	4,312	82,790
Peabody Energy Corp. (Coal)	7,392	384,680
Pentair, Inc. (Miscellaneous Manufacturing)	6,160	263,711
Pepco Holdings, Inc. (Electric)	12,320	294,941
PepsiAmericas, Inc. (Beverages)	6,776	173,872
Perrigo Co. (Pharmaceuticals)	5,544	77,283
Petsmart, Inc. (Retail)	9,240	280,434
Pier 1 Imports, Inc. (Retail)	5,544	78,669
Pioneer Natural Resources Co. (Oil & Gas)	9,240	388,819
Plains Exploration & Production Co. * (Oil & Gas)	4,928	175,092
Plantronics, Inc. (Telecommunications)	3,080	111,989
Plexus Corp. * (Electronics)	2,464	35,063
PMI Group, Inc. (Insurance)	6,160	240,117
PNM Resources, Inc. (Electric)	4,312	124,229
Pogo Producing Co. (Oil & Gas)	3,696	191,896
Polycom, Inc. * (Telecommunications)	6,160	91,846
Potlatch Corp. (Forest Products & Paper)	1,848	96,706
Powerwave Technologies, Inc. * (Telecomunications)	6,160	62,955
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,312	335,905
Pride International, Inc. * (Oil & Gas)	9,240	237,468
Protective Life Corp. (Insurance)	4,312	182,053
Protein Design Labs, Inc. * (Biotechnology)	6,776	136,943
Puget Energy, Inc. (Electric)	6,776	158,423
Quanta Services, Inc. * (Commercial Services)	6,160	54,208
Questar Corp. (Pipelines)	5,544	365,350
Radian Group, Inc. (Insurance)	5,544	261,788
Raymond James Financial Corp. (Diversified Financial Services)	4,312	121,814
Rayonier, Inc. (Forest Products & Paper)	3,080	163,331
Reader’s Digest Association, Inc. (Media)	6,160	101,640
Regency Centers Corp. ( REIT)	4,312	246,646
Regis Corp. (Retail)	3,080	120,366
Renal Care Group, Inc. * (Healthcare-Services)	4,312	198,783
Rent-A-Center, Inc. * (Commercial Services)	4,312	100,426
Republic Services, Inc. (Environmental Control)	8,624	310,550
Reynolds & Reynolds Co. (Computers)	3,696	99,903
RF Micro Devices, Inc. * (Telecommunications)	11,088	60,208
Rollins, Inc. (Commercial Services)	3,080	61,723
Ross Stores, Inc. (Retail)	9,856	284,937

See accompanying notes to the financial statements.

90

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

RPM, Inc. (Chemicals)	7,392	$134,978
RSA Security, Inc. * (Internet)	4,312	49,502
Ruby Tuesday, Inc. (Retail)	4,312	111,681
Ruddick Corp. (Food)	3,080	78,632
Saks, Inc. * (Retail)	9,240	175,283
SanDisk Corp. * (Computers)	11,704	277,736
SCANA Corp. (Electric)	7,392	315,712
Scholastic Corp. * (Media)	2,464	94,987
SEI Investments Co. (Software)	4,928	184,061
Semtech Corp. * (Semiconductors)	4,928	82,051
Sensient Technologies Corp. (Chemicals)	3,080	63,479
Sepracor, Inc. * (Pharmaceuticals)	6,776	406,628
Sequa Corp.—Class A * (Aerospace/Defense)	616	40,761
Sierra Pacific Resources * (Electric)	7,392	92,030
Silicon Laboratories, Inc. * (Semiconductors)	3,080	80,727
Smith International, Inc. (Oil & Gas Services)	6,776	431,631
Smithfield Foods, Inc. * (Food)	6,776	184,782
Sonoco Products Co. (Packaging & Containers)	6,160	163,240
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	3,080	42,196
SPX Corp. (Miscellaneous Manufacturing)	4,928	226,589
StanCorp Financial Group, Inc. (Insurance)	1,848	141,520
Steel Dynamics, Inc. (Iron/Steel)	2,464	64,680
Stericycle, Inc. * (Environmental Control)	3,080	154,986
STERIS Corp. * (Healthcare-Products)	4,312	111,120
Storage Technology Corp. * (Computers)	6,776	245,901
SVB Financial Group * (Banks)	2,464	118,026
Swift Transportation Co., Inc. * (Transportation)	3,696	86,080
Sybase, Inc. * (Software)	5,544	101,732
Synopsys, Inc. * (Computers)	9,856	164,300
TCF Financial Corp. (Banks)	8,008	207,247
Tech Data Corp. * (Distribution/Wholesale)	3,696	135,311
Techne Corp. * (Healthcare-Products)	2,464	113,122
Tecumseh Products Co. (Machinery-Diversified)	1,232	33,806
Teleflex, Inc. (Miscellaneous Manufacturing)	2,464	146,288
Telephone & Data Systems, Inc. (Telecommunications)	6,776	276,528
Texas Regional Bancshares, Inc.—Class A (Banks)	2,464	75,103
The Brink’s Co. (Miscellaneous Manufacturing)	3,080	110,880
The Colonial BancGroup, Inc. (Banks)	10,472	231,012
The Neiman Marcus Group, Inc.—Class A (Retail)	3,080	298,514
The Ryland Group, Inc. (Home Builders)	3,080	233,680
The Scotts Co.—Class A * (Household Products/Wares)	1,848	131,596
The Timberland Co.—Class A * (Apparel)	4,312	166,961
Thomas & Betts Corp. * (Electronics)	3,696	104,375
Thor Industries, Inc. (Home Builders)	3,080	96,804
Tidewater, Inc. (Oil & Gas Services)	3,696	140,892
Titan Corp. * (Aerospace/Defense)	5,544	126,071
Toll Brothers, Inc. * (Home Builders)	3,696	375,329
Tootsie Roll Industries, Inc. (Food)	3,080	90,090
Transaction Systems Architect, Inc. * (Software)	2,464	60,688
Triad Hospitals, Inc. * (Healthcare-Services)	4,928	269,266
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,080	98,652
TriQuint Semiconductor, Inc. * (Semiconductors)	8,008	26,667
Tupperware Corp. (Household Products/Wares)	3,696	86,376
Tyson Foods, Inc.—Class A (Food)	19,712	350,874
United Dominion Realty Trust, Inc. ( REIT)	8,624	207,407
United Rentals, Inc. * (Commercial Services)	4,312	87,146
Unitrin, Inc. (Insurance)	3,696	181,474
Universal Corp. (Agriculture)	1,848	80,905
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,696	229,817
Urban Outfitters, Inc. * (Retail)	3,696	209,526
UTStarcom, Inc. * (Telecommunications)	7,392	55,366
Valassis Communications, Inc. * (Commercial Services)	3,080	114,114
Valeant Pharmaceuticals International (Pharmaceuticals)	6,160	108,601
Valspar Corp. (Chemicals)	3,080	148,733
Varian Medical Systems, Inc. * (Healthcare-Products)	8,624	321,934
Varian, Inc. * (Electronics)	2,464	93,115
VCA Antech, Inc. * (Pharmaceuticals)	4,928	119,504
Vectren Corp. (Gas)	4,928	141,581
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,544	93,361
Vishay Intertechnology, Inc. * (Electronics)	11,704	138,926
W.R. Berkley Corp. (Insurance)	7,392	263,747
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,544	102,564
Washington Federal, Inc. (Savings & Loans)	5,544	130,395
Washington Post Co.—Class B (Media)	616	514,379
Weatherford International, Ltd. * (Oil & Gas Services)	8,624	500,019
Webster Financial Corp. (Banks)	3,696	172,566
Weingarten Realty Investors ( REIT)	5,544	217,436
Werner Enterprises, Inc. (Transportation)	3,696	72,589
Westamerica Bancorporation (Banks)	1,848	97,593
Westar Energy, Inc. (Electric)	5,544	133,222
Western Digital Corp. * (Computers)	16,016	214,935
Western Gas Resources, Inc. (Pipelines)	4,312	150,489
Westwood One, Inc. * (Media)	5,544	113,264
WGL Holdings, Inc. (Gas)	3,080	103,611
Whole Foods Market, Inc. (Food)	4,312	510,110
Williams Sonoma, Inc. * (Retail)	7,392	292,501
Wilmington Trust Corp. (Banks)	4,312	155,275
Wind River Systems, Inc. * (Software)	4,928	77,271
Wisconsin Energy Corp. (Electric)	7,392	288,288
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,928	77,862
WPS Resources Corp. (Electric)	2,464	138,600
Yellow Roadway Corp. * (Transportation)	3,696	187,757
York International Corp. (Building Materials)	2,464	93,632
Zebra Technologies Corp. * (Machinery-Diversified)	4,312	188,823

TOTAL COMMON STOCKS
(Cost $59,250,212)		68,835,314

Repurchase Agreements (9.1%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $7,266,555 (Collateralized by $7,467,000 various U.S. Government Agency Obligations, 0.26%–2.625%, 1/19/07–5/5/08, market value $7,412,725)	$7,266,000	7,266,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,266,000)		7,266,000

TOTAL INVESTMENT SECURITIES
(Cost $66,516,212)—95.3%		76,101,314
Net other assets (liabilities)—4.7%		3,768,345

NET ASSETS—100.0%		$79,869,659

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

91

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2005
(unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $3,992,720)	58	$(16,211)
S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $40,615,600)	118	619,028

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $18,653,560)	27,234	201,389
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 9/28/05 (Underlying notional amount at value $28,076,963)	40,992	305,999

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.7%
Banks	3.9%
Beverages	0.7%
Biotechnology	1.2%
Building Materials	0.4%
Chemicals	2.3%
Coal	0.7%
Commercial Services	3.2%
Computers	3.4%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.5%
Electric	4.5%
Electrical Components & Equipment	0.8%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.6%
Environmental Control	0.6%
Food	2.4%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	3.4%
Holding Companies-Diversified	0.3%
Home Builders	2.6%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Insurance	4.5%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.3%
Machinery-Diversified	0.8%
Media	1.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.1%
Oil & Gas Services	2.1%
Packaging & Containers	0.4%
Pharmaceuticals	2.3%
Pipelines	1.1%
Real Estate Investment Trust	2.6%
Retail	8.3%
Savings & Loans	1.0%
Semiconductors	2.5%
Software	2.0%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	13.8%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

92

PROFUNDS VP
ProFund VP UltraMid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $59,250,212)	$68,835,314
Repurchase agreements, at cost	7,266,000

Total Investment Securities	76,101,314
Cash	285,591

Segregated cash balances with brokers for futures contracts	2,519,136
Segregated cash balances with custodian for swap agreements	222
Dividends and interest receivable	35,437
Receivable for investments sold	11,173,397
Receivable for capital shares issued	2,593
Unrealized appreciation on swap agreements	507,388
Prepaid expenses	615

Total Assets	90,625,693

Liabilities:
Payable for capital shares redeemed	10,401,700
Variation margin on futures contracts	227,484
Advisory fees payable	44,776
Management services fees payable	8,955
Administration fees payable	1,901
Administrative services fees payable	28,519
Distribution fees payable	15,186
Trustee fees payable	11
Transfer agency fees payable	2,042
Fund accounting fees payable	3,035
Compliance services fees payable	292
Other accrued expenses	22,133

Total Liabilities	10,756,034

Net Assets	$79,869,659

Net Assets consist of:
Capital	$66,374,359
Accumulated net investment income (loss)	(60,663)
Accumulated net realized gains (losses) on investments	2,860,656
Net unrealized appreciation (depreciation) on investments	10,695,307

Net Assets	$79,869,659

Shares of Beneficial Interest Outstanding	2,160,854

Net Asset Value (offering and redemption price per share)	$36.96

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$333,405
Interest	206,593

Total Investment Income	539,998

Expenses:
Advisory fees	240,213
Management services fees	48,043
Administration fees	11,134
Transfer agency fees	10,316
Administrative services fees	155,698
Distribution fees	80,071
Custody fees	24,073
Fund accounting fees	15,333
Trustee fees	340
Compliance services fees	820
Other fees	14,620

Total Expenses	600,661

Net Investment Income (Loss)	(60,663)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	944,988
Net realized gains (losses) on futures contracts	2,518,317
Net realized gains (losses) on swap agreements	627,233
Change in net unrealized appreciation/depreciation on investments	(796,868)

Net Realized and Unrealized Gains (Losses) on Investments	3,293,670

Change in Net Assets Resulting from Operations	$3,233,007

See accompanying notes to the financial statements.

93

PROFUNDS VP
ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the six months ended June 30, 2005	For the year ended December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(60,663)	$(357,529)
Net realized gains (losses) on investments	4,090,538	4,236,937
Change in net unrealized appreciation/depreciation on investments	(796,868)	6,164,680

Change in net assets resulting from operations	3,233,007	10,044,088

Distributions to Shareholders From:
Net realized gains on investments	—	(3,586,548)

Change in net assets resulting from distributions	—	(3,586,548)

Capital Transactions:
Proceeds from shares issued	342,320,001	724,414,624
Dividends reinvested	—	3,586,548
Cost of shares redeemed	(354,146,170)	(684,649,279)

Change in net assets resulting from capital transactions	(11,826,169)	43,351,893

Change in net assets	(8,593,162)	49,809,433
Net Assets:
Beginning of period	88,462,821	38,653,388

End of period	$79,869,659	$88,462,821

Accumulated net investment income (loss)	$(60,663)	$—

Share Transactions:
Issued	9,898,990	23,189,558
Reinvested	—	114,733
Redeemed	(10,239,542)	(22,115,193)

Change in shares	(340,552)	1,189,098

See accompanying notes to the financial statements.

94

PROFUNDS VP
ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$35.37		$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.03)		(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	1.62		8.14	12.34	(12.59)

Total income (loss) from investment activities	1.59		7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.00)	—	—

Net Asset Value, End of Period	$36.96		$35.37	$29.46	$17.32

Total Return	4.52	% (c)	27.70%	70.09%	(42.27	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.94%	2.08%	2.36%
Net expenses (d)	1.87%		1.94%	1.98%	1.98%
Net investment income (loss) (d)	(0.19)%		(0.72)%	(0.88)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$79,870		$88,463	$38,653	$20,777
Portfolio turnover rate (e)	389	% (c)	602%	1,202%	2,654	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

95

PROFUNDS VP
ProFund VP UltraSmall-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	18%
Swap Agreements	107%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Russell 2000 - Composition
% of Index

Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks (75.6%)
	Shares	Value

21st Century Insurance Group (Insurance)	1,617	$23,996
99 Cents Only Stores * (Retail)	3,675	46,709
A.C. Moore Arts & Crafts, Inc. * (Retail)	1,029	32,527
AAR Corp. * (Aerospace/Defense)	2,499	39,259
Aaron Rents, Inc. (Commercial Services)	2,646	65,859
Abaxis, Inc. * (Healthcare-Products)	1,323	14,394
Abgenix, Inc. * (Pharmaceuticals)	6,174	52,973
ABM Industries, Inc. (Commercial Services)	2,793	54,464
Acadia Realty Trust ( REIT)	1,911	35,640
Actuant Corp. * (Miscellaneous Manufacturing)	1,617	77,519
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,058	52,870
Adaptec, Inc. * (Telecommunications)	7,938	30,799
Advanced Digital Information Corp. * (Computers)	4,851	36,868
Advanced Medical Optics, Inc. * (Healthcare-Products)	556	22,101
Advisory Board Co. * (Commercial Services)	1,323	64,483
ADVO, Inc. (Advertising)	2,058	65,547
Affordable Residential Communities ( REIT)	1,911	25,512
Agile Software Corp. * (Internet)	3,969	25,005
AirTran Holdings, Inc. * (Airlines)	3,381	31,207
AK Steel Holding Corp. * (Iron/Steel)	8,232	52,767
Alabama National BanCorp (Banks)	882	57,656
Alamosa Holdings, Inc. * (Telecommunications)	4,851	67,429
Albany International Corp.—Class A (Machinery-Diversified)	1,911	61,362
Albany Molecular Research, Inc. * (Commercial Services)	1,764	24,696
Albemarle Corp. (Chemicals)	1,323	48,250
Alfa Corp. (Insurance)	2,499	36,785
Alkermes, Inc. * (Pharmaceuticals)	5,733	75,790
Allegheny Technologies, Inc. (Iron/Steel)	4,116	90,799
Alliance Gaming Corp. * (Entertainment)	3,822	53,584
Alpharma, Inc. (Pharmaceuticals)	1,617	23,398
Altiris, Inc. * (Software)	1,617	23,738
AMCOL International Corp. (Mining)	1,617	30,383
American Medical Systems Holdings, Inc. * (Healthcare-Products)	3,822	78,924
American States Water Co. (Water)	1,176	34,539
American Woodmark Corp. (Home Furnishings)	882	26,469
AMERIGROUP Corp. * (Healthcare-Services)	1,176	47,275
Amis Holdings, Inc. * (Semiconductors)	2,352	31,376
Amli Residential Properties Trust ( REIT)	1,911	59,738
AmSurg Corp. * (Healthcare-Services)	2,205	61,056
Anaren Microwave, Inc. * (Telecommunications)	1,617	21,264
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,470	44,482
Anixter International, Inc. * (Telecommunications)	1,911	71,032
ANSYS, Inc. * (Software)	2,352	83,520
Anteon International Corp. * (Computers)	1,764	80,474
Anthracite Capital, Inc. ( REIT)	3,381	40,065
Apogee Enterprises, Inc. (Building Materials)	2,058	31,631
Apollo Investment Corp. (Investment Companies)	4,704	86,695
Applera Corp.—Celera Genomics Group * (Biotechnology)	5,439	59,666
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,911	61,706
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,764	61,105
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,764	89,611
aQuantive, Inc. * (Internet)	3,528	62,516
Aquila, Inc. * (Electric)	14,700	53,067
Arbitron, Inc. (Commercial Services)	1,176	50,450
Arch Chemicals, Inc. (Chemicals)	1,617	40,360
Arctic Cat, Inc. (Leisure Time)	1,029	21,125
Argonaut Group, Inc. * (Insurance)	1,764	40,731
Ariad Pharmaceuticals, Inc. * (Biotechnology)	3,969	26,434
Ariba, Inc. * (Internet)	3,381	19,610
Arkansas Best Corp. (Transportation)	1,617	51,437
Armor Holdings, Inc. * (Aerospace/Defense)	1,764	69,872
Atherogenics, Inc. * (Pharmaceuticals)	2,793	44,632
Avanex Corp. * (Telecommunications)	6,027	5,424
Aviall, Inc. * (Distribution/Wholesale)	1,764	55,725
Avista Corp. (Electric)	2,352	43,724
Axcelis Technologies, Inc. * (Semiconductors)	7,203	49,413
Aztar Corp. * (Lodging)	1,176	40,278
Baldor Electric Co. (Hand/Machine Tools)	2,205	53,626
BancorpSouth, Inc. (Banks)	4,557	107,545
Bandag, Inc. (Auto Parts & Equipment)	735	33,847
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	1,764	33,428
Banner Corp. (Banks)	735	20,587
Banta Corp. (Commercial Services)	1,029	46,675
BE Aerospace, Inc. * (Aerospace/Defense)	2,793	43,655

See accompanying notes to the financial statements.

96

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Bel Fuse, Inc.—Class B (Electronics)	882	$26,954
Benchmark Electronics, Inc. * (Electronics)	2,793	84,963
Berry Petroleum Co.—Class A (Oil & Gas)	1,323	69,960
Beverly Enterprises, Inc. * (Healthcare-Services)	8,085	103,003
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	4,851	36,334
Black Box Corp. (Telecommunications)	1,176	41,630
Black Hills Corp. (Electric)	1,323	48,753
Blue Coat Systems, Inc. * (Internet)	735	21,962
Blyth, Inc. (Household Products/Wares)	1,470	41,234
Bone Care International, Inc. * (Pharmaceuticals)	1,176	38,773
Boston Private Financial Holdings, Inc. (Banks)	2,058	51,862
Bowne & Co., Inc. (Commercial Services)	2,646	38,261
Boyd Gaming Corp. (Lodging)	1,029	52,613
Brady Corp.—Class A (Electronics)	2,646	82,026
Brandywine Realty Trust ( REIT)	1,764	54,067
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,058	83,802
Broadwing Corp. * (Telecommunications)	2,940	13,583
Brocade Communications Systems, Inc. * (Computers)	19,257	74,717
Brooks Automation, Inc. * (Semiconductors)	3,087	45,842
Brown Shoe Co., Inc. (Retail)	1,323	51,795
Brush Engineered Materials, Inc. * (Mining)	1,323	18,866
Buckeye Technologies, Inc. * (Forest Products & Paper)	2,205	17,574
Burlington Coat Factory Warehouse Corp. (Retail)	1,323	56,413
C &D Technologies, Inc. (Electrical Components & Equipment)	1,617	14,860
C-COR.net Corp. * (Telecommunications)	3,234	22,153
Cabot Microelectronics Corp. * (Chemicals)	1,617	46,877
California Pizza Kitchen, Inc. * (Retail)	1,470	40,087
California Water Service Group (Water)	1,176	44,147
Callaway Golf Co. (Leisure Time)	4,557	70,315
Calpine Corp. * (Electric)	31,311	106,457
Cambrex Corp. (Biotechnology)	1,764	33,604
Capital City Bank Group, Inc. (Banks)	735	29,694
Caraustar Industries, Inc. * (Forest Products & Paper)	2,205	23,153
Carpenter Technology Corp. (Iron/Steel)	1,470	76,146
Cascade Bancorp (Banks)	1,323	27,836
Cascade Corp. (Machinery-Diversified)	735	31,789
Casella Waste Systems, Inc. * (Environmental Control)	1,470	17,640
Casey’s General Stores, Inc. (Retail)	3,822	75,752
Cash America International, Inc. (Retail)	2,205	44,365
Catalina Marketing Corp. (Advertising)	3,528	89,647
Cathay Bancorp, Inc. (Banks)	3,234	109,018
Cell Therapeutics, Inc. * (Pharmaceuticals)	3,822	10,358
Centene Corp. * (Healthcare-Services)	2,940	98,725
Central Pacific Financial Corp. (Banks)	1,176	41,866
Central Parking Corp. (Commercial Services)	1,323	18,191
Century Aluminum Co. * (Mining)	1,323	26,989
CH Energy Group, Inc. (Electric)	1,176	57,189
Champion Enterprises, Inc. * (Home Builders)	4,704	46,758
Charming Shoppes, Inc. * (Retail)	8,673	80,919
Charter Communications, Inc.—Class A * (Media)	20,286	23,937
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	2,646	58,106
Chattem, Inc. * (Cosmetics/Personal Care)	1,323	54,772
Checkpoint Systems, Inc. * (Electronics)	2,499	44,232
Chemical Financial Corp. (Banks)	1,764	58,406
Cheniere Energy, Inc. * (Oil & Gas)	2,940	91,434
Chesapeake Corp. (Packaging & Containers)	1,470	30,782
Chiquita Brands International, Inc. (Food)	2,646	72,659
Chittenden Corp. (Banks)	1,911	51,979
Chordiant Software, Inc. * (Internet)	5,439	10,606
Christopher & Banks Corp. (Retail)	2,499	45,632
Churchill Downs, Inc. (Entertainment)	588	24,984
Ciber, Inc. * (Computers)	3,822	30,500
Cimarex Energy Co. * (Oil & Gas)	4,466	173,772
Cincinnati Bell, Inc. * (Telecommunications)	18,522	79,646
Circor International, Inc. (Metal Fabricate/Hardware)	1,176	29,012
Citizens Banking Corp. (Banks)	3,234	97,731
City Holding Co. (Banks)	1,323	48,316
CKE Restaurants, Inc. (Retail)	3,969	55,248
Clarcor, Inc. (Miscellaneous Manufacturing)	2,058	60,197
CLECO Corp. (Electric)	3,381	72,928
CMGI, Inc. * (Internet)	28,371	53,621
CMS Energy Corp. * (Electric)	9,996	150,540
CNET Networks, Inc. * (Internet)	8,379	98,370
Coeur d’Alene Mines Corp. * (Mining)	16,170	58,697
Cognex Corp. (Machinery-Diversified)	2,940	76,999
Coherent, Inc. * (Electronics)	2,205	79,402
Cohu, Inc. (Semiconductors)	1,617	32,421
Colonial Properties Trust ( REIT)	811	35,684
Commerce Group, Inc. (Insurance)	1,617	100,432
Commercial Federal Corp. (Savings & Loans)	2,058	69,313
Commercial Metals Co. (Metal Fabricate/Hardware)	3,822	91,041
Commercial NET Lease Realty ( REIT)	3,528	72,218
Commscope, Inc. * (Telecommunications)	1,617	28,152
Community Bank System, Inc. (Banks)	1,911	46,609
Community Banks, Inc. (Banks)	735	19,051
Community Trust Bancorp, Inc. (Banks)	882	28,859
Compass Minerals International, Inc. (Mining)	1,176	27,518
CompuCredit Corp. * (Diversified Financial Services)	1,470	50,392
Comstock Resources, Inc. * (Oil & Gas)	1,764	44,612
Conceptus, Inc. * (Healthcare-Products)	1,911	10,797
Concur Technologies, Inc. * (Software)	1,911	20,123
CONMED Corp. * (Healthcare-Products)	2,205	67,848
Consolidated Graphics, Inc. * (Commercial Services)	882	35,959
Continental Airlines, Inc.—Class B * (Airlines)	4,116	54,660
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,528	65,515
Corporate Office Properties Trust ( REIT)	2,205	64,937
Correctional Properties Trust ( REIT)	882	24,961
Corrections Corp. of America * (Commercial Services)	2,352	92,316
Corus Bankshares, Inc. (Banks)	1,176	65,256
CoStar Group, Inc. * (Commercial Services)	1,176	51,274
Cousins Properties, Inc. ( REIT)	1,764	52,179
Coventry Health Care, Inc. * (Healthcare-Services)	125	8,844
CRA International, Inc. * (Commercial Services)	735	39,580
Cray, Inc. * (Computers)	6,468	8,020
Credence Systems Corp. * (Semiconductors)	6,174	55,875
Crompton Corp. (Chemicals)	8,673	122,722
Cross Country Healthcare, Inc. * (Commercial Services)	1,764	29,988
Crown Holdings, Inc. * (Packaging & Containers)	8,085	115,049
CSK Auto Corp. * (Retail)	3,087	51,491
Cubic Corp. (Electronics)	1,176	20,862
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	3,087	40,656
Cuno, Inc. * (Miscellaneous Manufacturing)	1,323	94,515
Curtiss-Wright Corp. (Aerospace/Defense)	1,470	79,307
CV Therapeutics, Inc. * (Pharmaceuticals)	2,352	52,732
CVB Financial Corp. (Banks)	3,381	66,538
Datascope Corp. (Healthcare-Products)	882	29,415
Decode Genetics, Inc. * (Biotechnology)	3,675	34,508
Delphi Financial Group, Inc.—Class A (Insurance)	735	32,450
Delta Air Lines, Inc. * (Airlines)	8,085	30,400
Deltic Timber Corp. (Forest Products & Paper)	735	27,952
Denbury Resources, Inc. * (Oil & Gas)	2,058	81,847
Dendrite International, Inc. * (Software)	2,793	38,543
DHB Industries, Inc. * (Apparel)	1,470	12,422
Diagnostic Products Corp. (Healthcare-Products)	1,470	69,575
Dick’s Sporting Goods, Inc. * (Retail)	2,205	85,091
Digital River, Inc. * (Internet)	2,205	70,009
Digital Theater Systems, Inc. * (Home Furnishings)	1,323	23,589

See accompanying notes to the financial statements.

97

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Digitas, Inc. * (Internet)	4,116	$46,964
Dime Community Bancshares, Inc. (Savings & Loans)	2,352	35,750
Dionex Corp. * (Electronics)	1,470	64,107
Direct General Corp. (Insurance)	1,176	21,885
Discovery Laboratories, Inc. * (Pharmaceuticals)	3,528	25,719
Ditech Communications Corp. * (Telecommunications)	2,205	14,310
DJ Orthopedics, Inc. * (Healthcare-Products)	1,323	36,290
Dobson Communications Corp. * (Telecommunications)	8,232	35,068
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,617	61,414
Downey Financial Corp. (Savings & Loans)	1,029	75,324
Drew Industries, Inc. * (Building Materials)	588	26,695
DRS Technologies, Inc. (Aerospace/Defense)	1,176	60,305
Dyax Corp. * (Pharmaceuticals)	1,911	9,020
Dycom Industries, Inc. * (Engineering & Construction)	2,352	46,593
Eagle Materials—Class A (Building Materials)	1,176	108,887
EarthLink, Inc. * (Internet)	10,143	87,838
EastGroup Properties, Inc. ( REIT)	1,323	55,712
Eclipsys Corp. * (Software)	2,793	39,298
EDO Corp. (Aerospace/Defense)	1,176	35,174
eFunds Corp. * (Software)	3,381	60,824
El Paso Electric Co. * (Electric)	3,381	69,141
Electro Scientific Industries, Inc. * (Electronics)	2,058	36,797
ElkCorp (Building Materials)	1,470	41,969
Emmis Communications Corp. * (Media)	3,234	57,145
Empire District Electric Co. (Electric)	1,764	42,265
Emulex Corp. * (Semiconductors)	5,292	96,632
Encore Acquisition Co. * (Oil & Gas)	1,617	66,297
Encysive Pharmaceuticals, Inc. * (Biotechnology)	3,969	42,905
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,617	46,683
Enterasys Networks, Inc. * (Telecommunications)	15,876	14,288
Entertainment Properties Trust ( REIT)	1,470	67,620
Entravision Communications Corp. * (Media)	3,675	28,628
Entrust Technologies, Inc. * (Internet)	4,851	23,236
Enzo Biochem, Inc. * (Biotechnology)	1,764	31,629
Epicor Software Corp. * (Software)	2,940	38,808
Equity Inns, Inc. ( REIT)	3,381	44,967
Equity Lifestyle Properties, Inc. ( REIT)	1,176	46,758
Equity One, Inc. ( REIT)	2,205	50,054
eResearch Technology, Inc. * (Internet)	2,352	31,493
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,029	103,722
ESS Technology, Inc. * (Semiconductors)	2,499	10,521
Essex Property Trust, Inc. ( REIT)	735	61,049
Esterline Technologies Corp. * (Aerospace/Defense)	1,617	64,809
Ethan Allen Interiors, Inc. (Home Furnishings)	735	24,630
Excel Technology, Inc. * (Electronics)	882	21,433
Exelixis, Inc. * (Biotechnology)	4,704	34,951
Exide Technologies * (Auto Parts & Equipment)	1,764	8,555
ExpressJet Holdings, Inc. * (Airlines)	2,793	23,768
F.N.B. Corp. (Banks)	2,058	40,440
FBL Financial Group, Inc.—Class A (Insurance)	882	24,352
FelCor Lodging Trust, Inc. * ( REIT)	3,675	53,214
Ferro Corp. (Chemicals)	2,058	40,872
Fidelity Bankshares, Inc. (Savings & Loans)	1,470	38,984
Filenet Corp. * (Software)	2,646	66,520
Financial Federal Corp. (Diversified Financial Services)	1,029	39,761
Finisar Corp. * (Telecommunications)	12,495	13,120
First BanCorp. (Banks)	2,352	94,433
First Charter Corp. (Banks)	2,205	48,444
First Citizens BancShares, Inc.—Class A (Banks)	441	63,747
First Commonwealth Financial Corp. (Banks)	5,292	72,500
First Community Bancorp—Class A (Banks)	1,029	48,878
First Community Bancshares, Inc. (Banks)	735	23,888
First Financial Bancorp (Banks)	2,646	50,009
First Financial Bankshares, Inc. (Banks)	1,365	46,192
First Financial Corp. (Banks)	1,029	29,563
First Financial Holdings, Inc. (Savings & Loans)	882	26,381
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	1,911	36,385
First Industrial Realty Trust, Inc. ( REIT)	1,911	76,249
First Merchants Corp. (Banks)	1,470	36,530
First Republic Bank (Banks)	1,470	51,935
FirstFed Financial Corp. * (Savings & Loans)	1,029	61,339
Fisher Communications, Inc. * (Media)	441	20,855
Florida East Coast Industries, Inc. (Transportation)	1,617	70,016
Flowers Foods, Inc. (Food)	2,352	83,167
Flushing Financial Corp. (Savings & Loans)	1,323	24,343
Forest Oil Corp. * (Oil & Gas)	1,911	80,262
Formfactor, Inc. * (Semiconductors)	2,058	54,372
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,176	45,452
Fred’s, Inc. (Retail)	2,940	48,745
Frontier Financial Corp. (Banks)	1,764	44,559
FTI Consulting, Inc. * (Commercial Services)	2,793	58,374
Fuller (H.B.) Co. (Chemicals)	1,911	65,089
Furniture Brands International, Inc. (Home Furnishings)	1,470	31,767
G & K Services, Inc. (Textiles)	1,323	49,917
Gables Residential Trust ( REIT)	735	31,774
Gardner Denver, Inc. * (Machinery-Diversified)	1,323	46,411
Gartner Group, Inc. * (Commercial Services)	3,381	35,906
Gateway, Inc. * (Computers)	16,758	55,301
GATX Corp. (Trucking & Leasing)	1,617	55,787
Gaylord Entertainment Co. * (Lodging)	1,764	82,008
GenCorp, Inc. * (Aerospace/Defense)	2,646	50,962
General Cable Corp. * (Electrical Components & Equipment)	2,940	43,600
General Communication, Inc.—Class A * (Telecommunications)	3,381	33,370
Genesee & Wyoming, Inc.—Class A * (Transportation)	1,176	31,999
Genesis Healthcare Corp. * (Healthcare-Services)	1,470	68,032
Gentiva Health Services, Inc. * (Healthcare-Services)	1,911	34,130
Geron Corp. * (Biotechnology)	3,381	26,169
Getty Realty Corp. ( REIT)	1,323	36,647
Gibraltar Industries, Inc. (Iron/Steel)	1,764	32,705
Glacier Bancorp, Inc. (Banks)	2,352	61,458
Glatfelter (Forest Products & Paper)	2,205	27,342
Glimcher Realty Trust ( REIT)	2,499	69,347
Global Industries, Ltd. * (Oil & Gas Services)	6,174	52,479
Global Power Equipment Group, Inc. * (Machinery-Diversified)	2,499	19,867
Golden Telecom, Inc. (Telecommunications)	1,029	31,570
Granite Construction, Inc. (Engineering & Construction)	1,176	33,046
Graphic Packaging Corp. * (Packaging & Containers)	4,998	18,243
Gray Television, Inc. (Media)	3,381	40,775
Greif Brothers Corp.—Class A (Packaging & Containers)	1,029	62,872
Grey Wolf, Inc. * (Oil & Gas)	14,112	104,570
Group 1 Automotive, Inc. * (Retail)	1,176	28,271
Guitar Center, Inc. * (Retail)	1,617	94,383
Gymboree Corp. * (Apparel)	2,352	32,128
Hancock Holding Co. (Banks)	2,058	70,795
Handelman Co. (Distribution/Wholesale)	1,764	29,124
Hanover Compressor Co. * (Oil & Gas Services)	3,528	40,607
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,617	60,540
Harland (John H.) Co. (Household Products/Wares)	1,911	72,618
Harleysville National Corp. (Banks)	1,911	44,259

See accompanying notes to the financial statements.

98

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Harris Interactive, Inc. * (Internet)	3,675	$17,897
Harvest Natural Resources, Inc. * (Oil & Gas)	2,646	28,921
Haverty Furniture Cos., Inc. (Retail)	1,470	21,727
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	2,793	19,886
Healthcare Realty Trust, Inc. ( REIT)	2,058	79,459
Heartland Express, Inc. (Transportation)	3,528	68,549
Hecla Mining Co. * (Mining)	8,967	40,890
HEICO Corp. (Aerospace/Defense)	1,470	34,413
Helmerich & Payne, Inc. (Oil & Gas)	2,352	110,356
Hibbett Sporting Goods, Inc. * (Retail)	1,764	66,750
Highland Hospitality Corp. ( REIT)	2,646	27,651
Highwoods Properties, Inc. ( REIT)	3,675	109,368
Hollinger International, Inc. (Media)	3,381	33,844
Holly Corp. (Oil & Gas)	1,470	68,605
Hologic, Inc. * (Healthcare-Products)	1,470	58,433
Home Properties of New York, Inc. ( REIT)	1,176	50,592
HomeStore, Inc. * (Internet)	7,203	14,622
Hooper Holmes, Inc. (Commercial Services)	4,263	17,691
Horace Mann Educators Corp. (Insurance)	2,793	52,564
Hot Topic, Inc. * (Retail)	3,675	70,266
Human Genome Sciences, Inc. * (Biotechnology)	8,673	100,432
Hydril Co. * (Oil & Gas Services)	1,176	63,916
Hypercom Corp. * (Telecommunications)	3,822	24,728
IBERIABANK Corp. (Banks)	441	27,170
Identix, Inc. * (Electronics)	6,615	33,273
IDEX Corp. (Machinery-Diversified)	2,793	107,838
IDX Systems Corp. * (Software)	1,617	48,736
IHOP Corp. (Retail)	1,617	70,162
II-VI, Inc. * (Electronics)	1,764	32,440
Imation Corp. (Computers)	2,352	91,234
IMPAC Mortgage Holdings, Inc. ( REIT)	2,646	49,348
Impax Laboratories, Inc. * (Pharmaceuticals)	3,675	57,698
Incyte Genomics, Inc. * (Biotechnology)	4,557	32,583
Independent Bank Corp.—Massachusetts (Banks)	1,176	33,175
Independent Bank Corp.—Michigan (Banks)	1,323	37,626
Infinity Property & Casualty Corp. (Insurance)	1,617	56,401
InFocus Corp. * (Computers)	2,940	12,172
Informatica Corp. * (Software)	6,468	54,267
infoUSA, Inc. (Software)	2,352	27,518
InnKeepers U.S.A Trust ( REIT)	2,499	37,335
Insight Communications Co., Inc. * (Media)	3,381	37,360
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	2,058	32,990
Integra Bank Corp. (Banks)	1,176	26,601
Integrated Device Technology, Inc. * (Semiconductors)	4,410	47,408
Integrated Silicon Solution, Inc. * (Semiconductors)	2,646	19,607
Interactive Data Corp. (Commercial Services)	2,793	58,039
Interdigital Communications Corp. * (Telecommunications)	3,969	69,458
Interface, Inc.—Class A * (Office Furnishings)	3,381	27,217
Internet Capital Group, Inc. * (Internet)	2,940	21,550
Internet Security Systems, Inc. * (Internet)	2,793	56,670
InterVoice-Brite, Inc. * (Computers)	2,646	22,835
Interwoven, Inc. * (Internet)	3,087	23,245
Intrado, Inc. * (Telecommunications)	1,323	19,792
Intuitive Surgical, Inc. * (Healthcare-Products)	2,499	116,553
Invacare Corp. (Healthcare-Products)	1,764	78,251
Inverness Medical Innovation, Inc. * (Healthcare-Products)	1,029	28,092
Investors Real Estate Trust ( REIT)	3,087	29,820
Iomega Corp. * (Computers)	3,822	10,128
Ipass, Inc. * (Internet)	3,381	20,489
Ipayment, Inc. * (Commercial Services)	735	26,842
Irwin Financial Corp. (Banks)	1,323	29,357
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,969	15,519
Jack in the Box, Inc. * (Retail)	1,323	50,168
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	5,733	61,515
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,911	36,710
Jarden Corp. * (Household Products/Wares)	1,764	95,114
JLG Industries, Inc. (Machinery-Construction & Mining)	2,940	80,791
Jo-Ann Stores, Inc. * (Retail)	1,470	38,793
Jones Lang LaSalle, Inc. * (Real Estate)	2,058	91,025
Journal Register Co. * (Media)	2,940	51,479
Joy Global, Inc. (Machinery-Construction & Mining)	5,439	182,696
K-V Pharmaceutical Co. * (Pharmaceuticals)	2,646	44,321
K2, Inc. * (Leisure Time)	2,352	29,823
Kadant, Inc. * (Machinery-Diversified)	1,029	22,566
Kansas City Southern Industries, Inc. * (Transportation)	2,940	59,329
Kaydon Corp. (Metal Fabricate/Hardware)	1,911	53,221
KCS Energy, Inc. * (Oil & Gas)	3,675	63,835
Keane, Inc. * (Software)	3,381	46,320
Kellwood Co. (Apparel)	1,470	39,543
Kelly Services, Inc.—Class A (Commercial Services)	1,323	37,891
Kennametal, Inc. (Hand/Machine Tools)	2,499	114,579
Kensey Nash Corp. * (Healthcare-Products)	735	22,226
Key Energy Group * (Oil & Gas Services)	5,880	71,148
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,176	29,082
KFx, Inc. * (Energy-Alternate Sources)	2,112	30,180
Kilroy Realty Corp. ( REIT)	882	41,886
Kimball International, Inc.—Class B (Home Furnishings)	1,617	21,344
Kindred Healthcare, Inc. * (Healthcare-Services)	2,058	81,517
Kirby Corp. * (Transportation)	1,617	72,927
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	8,673	66,088
Knight Transportation, Inc. (Transportation)	2,793	67,954
Kopin Corp. * (Semiconductors)	5,292	26,989
Korn/Ferry International * (Commercial Services)	2,352	41,748
Kronos, Inc. * (Computers)	1,911	77,185
La Quinta Corp. * (Lodging)	14,112	131,665
La-Z-Boy, Inc. (Home Furnishings)	3,528	51,403
LabOne, Inc. * (Healthcare-Services)	1,323	52,669
Labor Ready, Inc. * (Commercial Services)	2,646	61,678
Laclede Group, Inc. (Gas)	1,617	51,356
Laidlaw International * (Transportation)	6,615	159,421
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,058	88,329
Lance, Inc. (Food)	1,911	32,888
Landauer, Inc. (Commercial Services)	735	38,154
Landstar System, Inc. * (Transportation)	4,410	132,829
Lasalle Hotel Properties ( REIT)	2,058	67,523
Lattice Semiconductor Corp. * (Semiconductors)	8,526	37,855
Lawson Software, Inc. * (Software)	4,116	21,197
Lennox International, Inc. (Building Materials)	3,087	65,352
Levitt Corp.—Class A (Home Builders)	1,176	35,186
Lexicon Genetics, Inc. * (Biotechnology)	4,704	23,238
Libbey, Inc. (Housewares)	1,029	16,268
Lifecell Corp. * (Biotechnology)	2,205	34,861
LifePoint Hospitals, Inc. * (Healthcare-Services)	677	34,202
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	5,292	36,779
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,499	82,842
Lindsay Manufacturing Co. (Machinery-Diversified)	882	20,798
Linens ’n Things, Inc. * (Retail)	1,764	41,736
Lionbridge Technologies, Inc. * (Internet)	3,528	23,920
Lithia Motors, Inc.—Class A (Retail)	1,029	29,687
Littelfuse, Inc. * (Electrical Components & Equipment)	1,617	45,034

See accompanying notes to the financial statements.

99

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Longview Fibre Co. (Forest Products & Paper)	3,822	$78,542
Luminex Corp. * (Healthcare-Products)	2,058	20,251
M/I Schottenstein Homes, Inc. (Home Builders)	735	39,764
Macdermid, Inc. (Chemicals)	2,058	64,127
Macrovision Corp. * (Entertainment)	3,234	72,894
Magellan Health Services, Inc. * (Healthcare-Services)	2,058	72,668
Maguire Properties, Inc. ( REIT)	2,205	62,490
Manitowoc Co. (Machinery-Diversified)	1,764	72,359
ManTech International Corp.—Class A * (Software)	1,323	41,066
Marcus Corp. (Lodging)	1,470	31,193
MarineMax, Inc. * (Retail)	882	27,563
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	0
MatrixOne, Inc. * (Internet)	3,675	18,375
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,499	97,361
Mattson Technology, Inc. * (Semiconductors)	2,940	21,050
Maverick Tube Corp. * (Oil & Gas Services)	1,029	30,664
Maximus, Inc. (Commercial Services)	1,323	46,689
MB Financial, Inc. (Banks)	1,323	52,695
McDATA Corp.—Class A * (Computers)	8,820	35,280
McGrath Rentcorp (Commercial Services)	1,470	34,839
Medarex, Inc. * (Pharmaceuticals)	6,027	50,205
Mentor Corp. (Healthcare-Products)	3,087	128,048
Mercury Computer Systems, Inc. * (Computers)	1,617	44,257
MeriStar Hospitality Corp. * ( REIT)	6,615	56,889
Metal Management, Inc. (Environmental Control)	1,323	25,600
Metals USA, Inc. * (Metal Fabricate/Hardware)	1,470	27,959
Methode Electronics, Inc.—Class A (Electronics)	2,646	31,408
MFA Mortgage Investments, Inc. ( REIT)	5,145	38,330
MGE Energy, Inc. (Electric)	1,470	53,479
Micromuse, Inc. * (Software)	5,880	33,281
Micros Systems, Inc. * (Computers)	2,352	105,253
Mid-State Bancshares (Banks)	1,764	48,986
Mindspeed Technologies, Inc. * (Semiconductors)	7,497	9,146
Mine Safety Appliances Co. (Environmental Control)	1,617	74,705
Modine Manufacturing Co. (Auto Parts & Equipment)	1,764	57,436
Molina Healthcare, Inc. * (Healthcare-Services)	735	32,531
Monaco Coach Corp. (Home Builders)	1,764	30,323
Moog, Inc.—Class A * (Aerospace/Defense)	2,793	87,952
MPS Group, Inc. * (Commercial Services)	7,350	69,237
MTS Systems Corp. (Computers)	1,617	54,299
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,764	47,804
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,617	20,213
Mykrolis Corp. * (Semiconductors)	3,087	43,866
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,410	67,164
Nara Bancorp, Inc. (Banks)	1,323	19,422
National Financial Partners (Diversified Financial Services)	2,499	97,810
National Health Investors, Inc. ( REIT)	1,764	49,515
National Penn Bancshares, Inc. (Banks)	2,205	55,081
National Western Life Insurance Co.—Class A * (Insurance)	147	28,502
Nationwide Health Properties, Inc. ( REIT)	4,704	111,060
Navigant Consulting Co. * (Commercial Services)	3,381	59,708
NBT Bancorp, Inc. (Banks)	2,499	59,076
NCI Building Systems, Inc * (Building Materials)	1,323	43,394
NCO Group, Inc. * (Commercial Services)	2,058	44,515
NDCHealth Corp. (Software)	1,176	21,133
Newcastle Investment Corp. ( REIT)	2,205	66,481
Newpark Resources, Inc. * (Oil & Gas Services)	6,321	47,408
NMS Communications Corp. * (Telecommunications)	3,528	10,090
North Pittsburgh Systems, Inc. (Telecommunications)	1,176	23,003
Northwest Airlines Corp.—Class A * (Airlines)	5,145	23,461
Northwest Bancorp, Inc. (Savings & Loans)	1,470	31,252
Northwest Natural Gas Co. (Gas)	2,058	78,698
NS Group, Inc. * (Metal Fabricate/Hardware)	1,323	43,011
Nu Skin Enterprises, Inc. (Retail)	3,675	85,627
Nuvelo, Inc. * (Pharmaceuticals)	2,205	17,045
Oceaneering International, Inc. * (Oil & Gas Services)	1,911	73,860
Octel Corp. (Chemicals)	882	15,876
Ocwen Financial Corp. * (Savings & Loans)	2,940	19,874
Odyssey Healthcare, Inc. * (Healthcare-Services)	2,793	40,275
Offshore Logistics, Inc. * (Transportation)	1,470	48,275
Ohio Casualty Corp. (Insurance)	4,557	110,188
Oil States International, Inc. * (Oil & Gas Services)	2,205	55,500
Old Dominion Freight Line, Inc. * (Transportation)	1,176	31,552
Old National Bancorp (Banks)	4,263	91,228
Old Second Bancorp, Inc. (Banks)	882	25,657
OM Group, Inc. * (Chemicals)	1,617	39,924
OMEGA Healthcare Investors, Inc. ( REIT)	3,528	45,370
ON Semiconductor Corp. * (Semiconductors)	9,114	41,924
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,911	45,635
Open Solutions, Inc. * (Software)	882	17,913
Opsware, Inc. * (Internet)	3,822	19,569
OraSure Technologies, Inc. * (Healthcare-Products)	2,940	29,371
Orbital Sciences Corp. * (Aerospace/Defense)	3,234	32,017
Oriental Financial Group, Inc. (Banks)	1,323	20,189
OrthoLogic Corp. * (Healthcare-Products)	2,646	10,240
Oscient Pharmaceuticals Corp. * (Biotechnology)	4,557	12,076
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	8	327
Otter Tail Power Co. (Electric)	1,911	52,228
Overseas Shipholding Group, Inc. (Transportation)	735	43,843
Overstock.com, Inc. * (Internet)	882	31,399
Owens & Minor, Inc. (Distribution/Wholesale)	2,793	90,354
Oxford Industries, Inc. (Apparel)	1,029	44,298
P.F. Chang’s China Bistro, Inc. * (Retail)	1,176	69,360
Pacific Capital Bancorp (Banks)	3,381	125,368
Packeteer, Inc. * (Software)	2,499	35,236
PalmOne, Inc. * (Computers)	1,911	56,890
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	588	18,704
Parametric Technology Corp. * (Software)	20,139	128,487
PAREXEL International Corp. * (Commercial Services)	1,911	37,933
Park National Corp. (Banks)	882	97,461
Parker Drilling Co. * (Oil & Gas)	7,056	49,463
Paxar Corp. * (Electronics)	2,646	46,967
Payless ShoeSource, Inc. * (Retail)	4,557	87,493
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,470	108,104
Peet’s Coffee & Tea, Inc. * (Beverages)	882	29,141
Penn Virginia Corp. (Oil & Gas)	1,323	59,098
Pennsylvania REIT	2,058	97,755
Pep Boys-Manny, Moe & Jack (Retail)	1,764	23,885
Per-Se Technologies, Inc. * (Software)	1,764	37,079
Perot Systems Corp.—Class A * (Computers)	5,733	81,523
Perrigo Co. (Pharmaceuticals)	4,557	63,525
PFF Bancorp, Inc. (Savings & Loans)	1,029	31,168
Pharmos, Corp. * (Pharmaceuticals)	1,323	3,241
Philadelphia Consolidated Holding Corp. * (Insurance)	1,323	112,138
Pinnacle Entertainment, Inc. * (Entertainment)	2,646	51,756
Pixelworks, Inc. * (Semiconductors)	3,087	26,486
Plains Exploration & Production Co. * (Oil & Gas)	4,410	156,687
Plug Power, Inc. * (Energy-Alternate Sources)	3,675	25,174
PNM Resources, Inc. (Electric)	3,528	101,642
PolyOne Corp. * (Chemicals)	6,909	45,738
Post Properties, Inc. ( REIT)	2,940	106,163
Powerwave Technologies, Inc. * (Telecommunications)	4,851	49,577
Prentiss Properties Trust ( REIT)	2,205	80,350
Presidential Life Corp. (Insurance)	1,617	27,667
Price Communications Corp. * (Telecommunications)	2,646	45,776

See accompanying notes to the financial statements.

100

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

PRIMEDIA, Inc. * (Media)	9,996	$40,484
Primus Telecommunications Group, Inc. * (Telecommunications)	5,586	3,519
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	2,205	55,919
PrivateBancorp, Inc. (Banks)	1,176	41,607
ProAssurance Corp. * (Insurance)	1,911	79,803
ProQuest Co. * (Internet)	1,764	57,842
Prosperity Bancshares, Inc. (Banks)	1,176	33,645
Provident Bankshares Corp. (Banks)	2,499	79,743
Provident Financial Services, Inc. (Savings & Loans)	4,116	72,318
PS Business Parks, Inc. ( REIT)	882	39,205
PSS World Medical, Inc. * (Healthcare-Products)	5,145	64,055
Quanta Services, Inc. * (Commercial Services)	5,439	47,863
Quantum Corp. * (Computers)	13,524	40,166
R & G Financial Corp.—Class B (Banks)	1,911	33,806
RailAmerica, Inc. * (Transportation)	2,646	31,487
RAIT Investment Trust ( REIT)	1,470	44,027
Ralcorp Holdings, Inc. (Food)	1,911	78,638
Range Resources Corp. (Oil & Gas)	5,145	138,401
RARE Hospitality International, Inc. * (Retail)	2,499	76,145
RC2 Corp. * (Toys/Games/Hobbies)	1,029	38,660
Reader’s Digest Association, Inc. (Media)	5,145	84,893
RealNetworks, Inc. * (Internet)	8,379	41,644
Realty Income Corp. ( REIT)	3,822	95,703
Red Robin Gourmet Burgers, Inc. * (Retail)	882	54,666
Regal-Beloit Corp. (Hand/Machine Tools)	1,911	55,725
Reliance Steel & Aluminum Co. (Iron/Steel)	1,323	49,044
Revlon, Inc.—Class A * (Cosmetics/Personal Care)	11,025	33,847
RF Micro Devices, Inc. * (Telecommunications)	12,936	70,242
RLI Corp. (Insurance)	1,470	65,562
Rock-Tenn Co. (Forest Products & Paper)	2,205	27,893
Rogers Corp. * (Electronics)	1,176	47,687
RTI International Metals, Inc. * (Mining)	1,617	50,790
Ruddick Corp. (Food)	2,499	63,799
Russell Corp. (Apparel)	2,205	45,092
Ryan’s Restaurant Group, Inc. * (Retail)	3,234	45,308
Ryerson Tull, Inc. (Iron/Steel)	1,764	25,172
S & T Bancorp, Inc. (Banks)	1,764	63,680
S1 Corp. * (Internet)	5,292	24,925
Safeguard Scientifics, Inc. * (Software)	8,967	11,478
SafeNet, Inc. * (Telecommunications)	1,764	60,082
Saga Communications, Inc. * (Media)	1,176	16,464
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	2,646	46,728
Sandy Spring Bancorp, Inc. (Banks)	1,029	36,046
Sapient Corp. * (Internet)	5,880	46,628
Scansoft, Inc. * (Software)	6,027	22,782
ScanSource, Inc. * (Distribution/Wholesale)	882	37,873
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	882	27,457
SCP Pool Corp. (Distribution/Wholesale)	3,969	139,272
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,176	75,617
Secure Computing Corp. * (Internet)	2,646	28,788
Select Comfort Corp. * (Retail)	2,499	53,554
Sensient Technologies Corp. (Chemicals)	3,234	66,653
Sequa Corp.—Class A * (Aerospace/Defense)	441	29,181
SERENA Software, Inc. * (Software)	1,911	36,882
Shaw Group, Inc. * (Engineering & Construction)	4,116	88,535
Shopko Stores, Inc. * (Retail)	2,205	53,604
Sierra Pacific Resources * (Electric)	7,938	98,828
Silgan Holdings, Inc. (Packaging & Containers)	882	49,604
Silicon Graphics, Inc. * (Computers)	19,698	13,986
Silicon Image, Inc. * (Semiconductors)	5,586	57,312
Silicon Storage Technology, Inc. * (Computers)	5,880	23,696
Simmons First National Corp.—Class A (Banks)	1,176	31,881
Simpson Manufacturing Co., Inc. (Building Materials)	2,646	80,835
Sinclair Broadcast Group, Inc.—Class A (Media)	3,381	30,699
Six Flags, Inc. * (Entertainment)	6,468	30,076
SkyWest, Inc. (Airlines)	4,410	80,174
Skyworks Solutions, Inc. * (Semiconductors)	9,849	72,587
Sonic Automotive, Inc. (Retail)	1,764	37,503
Sonic Solutions * (Electronics)	1,323	24,608
SonoSite, Inc. * (Healthcare-Products)	1,176	36,503
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	2,793	38,264
Southern Union Co. * (Gas)	2,646	64,959
Southwest Gas Corp. (Gas)	2,352	60,000
Southwestern Energy Co. * (Oil & Gas)	4,704	220,993
Spartech Corp. (Chemicals)	1,911	34,016
Speedway Motorsports, Inc. (Entertainment)	1,176	42,995
Spherion Corp. * (Commercial Services)	4,557	30,076
SRA International, Inc.—Class A * (Computers)	1,470	51,038
St. Mary Land & Exploration Co. (Oil & Gas)	3,822	110,762
Standard Microsystems Corp. * (Semiconductors)	1,323	30,932
Standex International Corp. (Miscellaneous Manufacturing)	882	25,058
StarTek, Inc. (Commercial Services)	882	14,482
State Auto Financial Corp. (Insurance)	1,029	31,940
STERIS Corp. (Healthcare-Products)	3,381	87,128
Sterling Bancorp (Banks)	1,176	25,108
Sterling Bancshares, Inc. (Banks)	3,381	52,608
Sterling Financial Corp.—Pennsylvania (Banks)	2,026	43,174
Sterling Financial Corp.—Spokane * (Savings & Loans)	1,764	65,974
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	2,205	49,965
Stewart Enterprises, Inc.—Class A (Commercial Services)	8,085	52,876
Strayer Education, Inc. (Commercial Services)	1,029	88,762
Suffolk Bancorp (Banks)	882	28,480
Superior Energy Services, Inc. * (Oil & Gas Services)	4,116	73,265
SureWest Communications (Telecommunications)	1,029	26,394
Susquehanna Bancshares, Inc. (Banks)	3,528	86,754
Swift Energy Co. * (Oil & Gas)	1,764	63,186
Sybron Dental Special, Inc. * (Healthcare-Products)	2,940	110,603
Sycamore Networks, Inc. * (Telecommunications)	13,083	45,136
Symmetricom, Inc. * (Telecommunications)	3,381	35,061
Take-Two Interactive Software, Inc. * (Software)	3,234	82,305
TALX Corp. (Computers)	1,470	42,498
Taubman Centers, Inc. ( REIT)	3,234	110,247
Techne Corp. * (Healthcare-Products)	2,646	121,478
Technitrol, Inc. (Electronics)	2,793	39,465
Tecumseh Products Co. (Machinery-Diversified)	1,176	32,269
Tel Offshore Trust (Oil & Gas Services)	56	558
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,499	81,417
TeleTech Holdings, Inc. * (Commercial Services)	2,793	22,763
Telik, Inc. * (Biotechnology)	2,940	47,804
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	3,087	51,368
Terex Corp. * (Machinery-Construction & Mining)	2,058	81,085
Tesoro Petroleum Corp. (Oil & Gas)	2,940	136,769
Tessera Technologies, Inc. * (Semiconductors)	1,764	58,935
TETRA Technologies, Inc. * (Oil & Gas Services)	1,617	51,501
Texas Industries, Inc. (Building Materials)	1,323	74,392
The Cato Corp.—Class A (Retail)	2,205	45,533
The Finish Line, Inc.—Class A (Retail)	2,940	55,625
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	10,584	157,702
The Medicines Co. * (Pharmaceuticals)	3,381	79,082
The Men’s Wearhouse, Inc. * (Retail)	1,323	45,551
The Phoenix Cos., Inc. (Insurance)	6,615	78,719

See accompanying notes to the financial statements.

101

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

The Steak n Shake Co. * (Retail)	1,764	$32,846
The Stride Rite Corp. (Apparel)	2,940	40,543
Thomas Industries, Inc. (Machinery-Diversified)	1,029	41,119
Thor Industries, Inc. (Home Builders)	1,470	46,202
THQ, Inc. * (Software)	2,205	64,540
Tierone Corp. (Savings & Loans)	1,470	39,881
Titan Corp. * (Aerospace/Defense)	6,027	137,053
Toro Co. (Housewares)	1,176	45,406
Town & Country Trust ( REIT)	1,323	37,719
Trammell Crow Co. * (Real Estate)	2,499	60,576
Transaction Systems Architect, Inc. * (Software)	2,793	68,792
Transkaryotic Therapies, Inc. * (Biotechnology)	2,205	80,659
Transmeta Corp. * (Semiconductors)	11,172	6,815
Tredegar Corp. (Miscellaneous Manufacturing)	2,058	32,105
Triad Guaranty, Inc. * (Insurance)	735	37,037
Triarc Cos., Inc. (Retail)	2,646	39,320
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,323	42,376
TriQuint Semiconductor, Inc. * (Semiconductors)	10,290	34,266
Triumph Group, Inc. * (Aerospace/Defense)	1,176	40,878
TrustCo Bank Corp. NY (Banks)	5,586	72,953
Trustmark Corp. (Banks)	3,528	103,229
TTM Technologies, Inc. * (Electronics)	3,087	23,492
Tyler Technologies, Inc. * (Computers)	2,793	21,115
UbiquiTel, Inc. * (Telecommunications)	5,292	43,183
UICI (Insurance)	2,499	74,395
UIL Holdings Corp. (Electric)	735	39,550
UMB Financial Corp. (Banks)	1,176	67,067
Unit Corp. * (Oil & Gas)	1,617	71,164
United Auto Group, Inc. (Retail)	1,176	35,045
United Community Banks, Inc. (Banks)	2,205	57,374
United Community Financial Corp. (Savings & Loans)	2,058	22,515
United Fire & Casualty Co. (Insurance)	1,176	52,238
United Online, Inc. (Internet)	3,969	43,103
United Rentals, Inc. * (Commercial Services)	1,323	26,738
United Surgical Partners International, Inc. * (Healthcare-Services)	2,058	107,181
Universal American Financial Corp. * (Insurance)	2,058	46,552
Universal Corp. (Agriculture)	1,764	77,228
Universal Forest Products, Inc. (Building Materials)	1,176	48,745
Universal Health Realty Income Trust ( REIT)	882	33,613
Universal Technical Institute, Inc. * (Commercial Services)	1,029	34,163
Univest Corp. of Pennsylvania (Banks)	882	26,425
Unizan Financial Corp. (Banks)	1,617	43,319
Unova, Inc. * (Machinery-Diversified)	3,675	97,865
URS Corp. * (Engineering & Construction)	1,323	49,414
Urstadt Biddle Properties—Class A ( REIT)	1,617	28,006
USEC, Inc. (Mining)	5,733	83,932
Vail Resorts, Inc. * (Entertainment)	1,470	41,307
Valeant Pharmaceuticals International (Pharmaceuticals)	3,381	59,607
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,029	26,548
ValueClick, Inc. * (Internet)	6,027	74,313
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,764	65,268
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,880	99,019
Viasys Healthcare, Inc. * (Healthcare-Products)	2,352	53,132
Vicor Corp. (Electrical Components & Equipment)	1,470	19,992
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	3,528	98,430
Vignette Corp. * (Internet)	2,158	24,278
Vintage Petroleum, Inc. (Oil & Gas)	2,205	67,186
Vishay Intertechnology, Inc. * (Electronics)	977	11,597
Visteon Corp. (Auto Parts & Equipment)	6,762	40,775
Vitesse Semiconductor Corp. * (Semiconductors)	16,317	34,103
W-H Energy Services, Inc. * (Oil & Gas Services)	1,911	47,641
W.R. Grace & Co. * (Chemicals)	4,998	38,934
Wabtec Corp. (Machinery-Diversified)	2,646	56,836
Walter Industries, Inc. (Holding Companies-Diversified)	1,764	70,913
Washington REIT	2,940	91,728
Washington Trust Bancorp, Inc. (Banks)	1,029	28,472
Watsco, Inc. (Distribution/Wholesale)	1,617	68,884
Watson Wyatt & Co. Holdings (Commercial Services)	2,499	64,049
Watts Industries, Inc.—Class A (Electronics)	1,617	54,153
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,381	40,504
WCI Communities, Inc. * (Home Builders)	1,176	37,667
webMethods, Inc. * (Internet)	3,528	19,757
Weis Markets, Inc. (Food)	882	34,213
Werner Enterprises, Inc. (Transportation)	3,087	60,629
Wesbanco, Inc. (Banks)	1,323	39,716
WESCO International, Inc. * (Distribution/Wholesale)	1,323	41,516
West Coast Bancorp (Banks)	1,176	28,706
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,352	65,974
Westamerica Bancorporation (Banks)	1,764	93,157
Wild Oats Markets, Inc. * (Food)	2,352	26,930
Winn-Dixie Stores, Inc. * (Food)	6,174	6,730
Winnebago Industries, Inc. (Home Builders)	1,470	48,142
Wintrust Financial Corp. (Banks)	1,470	76,955
WMS Industries, Inc. * (Leisure Time)	1,470	49,613
Wolverine World Wide, Inc. (Apparel)	4,116	98,825
Woodward Governor Co. (Electronics)	735	61,762
World Fuel Services Corp. (Retail)	1,470	34,413
X-Rite, Inc. (Electronics)	1,617	18,612
Yankee Candle Co., Inc. (Household Products/Wares)	2,205	70,781
Zenith National Insurance Corp. (Insurance)	588	39,902
Zoll Medical Corp. * (Healthcare-Products)	735	18,706
Zoran Corp. * (Semiconductors)	3,234	42,980
Zymogenetics, Inc. * (Pharmaceuticals)	1,470	25,872

TOTAL COMMON STOCKS
(Cost $36,481,903)		39,808,603

Repurchase Agreements (28.4%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $14,937,141 (Collateralized by $15,231,000 various U.S. Government Agency Obligations, 3.35%-4.48%, 7/1/05-4/18/08, market value $15,231,878)	$14,936,000	14,936,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,936,000)		14,936,000

TOTAL INVESTMENT SECURITIES
(Cost $51,417,903)—104.0%		54,744,603
Net other assets (liabilities)—(4.0)%		(2,097,345)

NET ASSETS—100.0%		$52,647,258

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed Security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

102

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2005
(unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $19,221,000)	60	$ 367,530

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $9,546,430)	149	(33,723)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $2,759,433)	4,314	49,934
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $53,732,183)	84,001	1,307,155

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.7%
Agriculture	0.1%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.1%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	1.0%
Chemicals	1.3%
Commercial Services	3.5%
Computers	2.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electric	1.9%
Electrical Components & Equipment	0.2%
Electronics	1.7%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%
Forest Products & Paper	0.5%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.6%
Healthcare-Services	1.9%
Holding Companies-Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.5%
Media	0.9%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.1%
Oil & Gas	3.9%
Oil & Gas Services	1.3%
Packaging & Containers	0.5%
Pharmaceuticals	2.3%
Real Estate	0.3%
Real Estate Investment Trust	5.3%
Retail	4.1%
Savings & Loans	1.4%
Semiconductors	2.0%
Software	2.2%
Telecommunications	2.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	24.4%

*** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

103

PROFUNDS VP
ProFund VP UltraSmall-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $36,481,903)	$39,808,603
Repurchase agreements, at cost	14,936,000

Total Investment Securities	54,744,603
Cash	34,033
Segregated cash balances with brokers for futures contracts	597,167
Dividends and interest receivable	38,297
Receivable for investments sold	18,866,087
Unrealized appreciation on swap agreements	1,357,089
Prepaid expenses	578

Total Assets	75,637,854

Liabilities:
Payable for capital shares redeemed	22,843,630
Variation margin on futures contracts	68,065
Advisory fees payable	30,442
Management services fees payable	6,088
Administration fees payable	1,294
Administrative services fees payable	20,007
Distribution fees payable	10,456
Trustee fees payable	8
Transfer agency fees payable	1,388
Fund accounting fees payable	2,385
Compliance services fees payable	199
Other accrued expenses	6,634

Total Liabilities	22,990,596

Net Assets	$52,647,258

Net Assets consist of:
Capital	$56,607,194
Accumulated net investment income (loss)	(26,857)
Accumulated net realized gains (losses) on investments	(8,950,675)
Net unrealized appreciation (depreciation) on investments	5,017,596

Net Assets	$52,647,258

Shares of Beneficial Interest Outstanding	1,833,244

Net Asset Value (offering and redemption price per share)	$28.72

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$206,453
Interest	271,879

Total Investment Income	478,332

Expenses:
Advisory fees	203,965
Management services fees	40,793
Administration fees	8,365
Transfer agency fees	8,906
Administrative services fees	129,871
Distribution fees	67,988
Custody fees	17,355
Fund accounting fees	14,981
Trustee fees	377
Compliance services fees	634
Other fees	11,954

Total Expenses	505,189

Net Investment Income (Loss)	(26,857)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,121,535)
Net realized gains (losses) on futures contracts	(1,650,778)
Net realized gains (losses) on swap agreements	(2,380,807)
Change in net unrealized appreciation/depreciation on investments	(4,554,526)

Net Realized and Unrealized Gains (Losses) on Investments	(14,707,646)

Change in Net Assets Resulting from Operations	$(14,734,503)

See accompanying notes to the financial statements.

104

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(26,857)	$(518,410)
Net realized gains (losses) on investments	(10,153,120)	18,165,689
Change in net unrealized appreciation/depreciation on investments	(4,554,526)	1,146,509

Change in net assets resulting from operations	(14,734,503)	18,793,788

Distributions to Shareholders From:
Net realized gains on investments	—	(18,463,393)

Change in net assets resulting from distributions	—	(18,463,393)

Capital Transactions:
Proceeds from shares issued	278,564,350	1,015,106,567
Dividends reinvested	—	18,446,213
Cost of shares redeemed	(385,028,988)	(948,202,006)

Change in net assets resulting from capital transactions	(106,464,638)	85,350,774

Change in net assets	(121,199,141)	85,681,169
Net Assets:
Beginning of period	173,846,399	88,165,230

End of period	$52,647,258	$173,846,399

Accumulated net investment income (loss)	$(26,857)	$—

Share Transactions:
Issued	10,171,510	33,345,965
Reinvested	—	680,923
Redeemed	(13,991,862)	(31,392,409)

Change in shares	(3,820,352)	2,634,479

See accompanying notes to the financial statements.

105

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001	December 31, 2000
	(unaudited)

Net Asset Value, Beginning of Period	$30.75		$29.20	$14.64	$25.51	$27.61	$35.99

Investment Activities:
Net investment income (loss) (a)	(0.01)		(0.21)	(0.14)	(0.16)	(0.17)	(0.04)
Net realized and unrealized gains (losses) on investments	(2.02)		8.39	14.70	(10.71)	(1.93)	(7.90)

Total income (loss) from investment activities	(2.03)		8.18	14.56	(10.87)	(2.10)	(7.94)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains on investments	—		(6.63)	—	—	—	(0.42)

Total distributions	—		(6.63)	—	—	—	(0.44)

Net Asset Value, End of Period	$28.72		$30.75	$29.20	$14.64	$25.51	$27.61

Total Return	(6.60	)% (b)	31.07%	99.45%	(42.61)%	(7.61)%	(22.14)%

Ratios to Average Net Assets:
Gross expenses (c)	1.86%		1.94%	2.00%	2.15%	2.11%	2.24%
Net expenses (c)	1.86%		1.94%	1.98%	1.98%	2.11%	1.95%
Net investment income (loss) (c)	(0.10)%		(0.68)%	(0.66)%	(0.78)%	(0.69)%	(0.12)%

Supplemental Data:
Net assets, end of period (000’s)	$52,647		$173,846	$88,165	$30,561	$89,041	$33,388
Portfolio turnover rate (d)	221	% (b)	481%	572%	1,511%	842%	1,971%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

106

PROFUNDS VP
ProFund VP UltraOTC
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP UltraOTC seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	84%
Futures Contracts	9%
Swap Agreements	107%

Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

NASDAQ-100 - Composition
% of Index

Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (84.3%)
	Shares	Value

Adobe Systems, Inc. (Software)	25,480	$729,238
Altera Corp. * (Semiconductors)	27,832	551,630
Amazon.com, Inc. * (Internet)	14,504	479,792
American Power Conversion Corp. (Electrical Components & Equipment)	10,388	245,053
Amgen, Inc. * (Biotechnology)	30,772	1,860,475
Apollo Group, Inc.—Class A * (Commercial Services)	9,800	766,556
Apple Computer, Inc. * (Computers)	61,348	2,258,220
Applied Materials, Inc. * (Semiconductors)	45,276	732,566
ATI Technologies, Inc. * (Semiconductors)	13,328	157,937
Autodesk, Inc. (Software)	12,740	437,874
BEA Systems, Inc. * (Software)	19,404	170,367
Bed Bath & Beyond, Inc. * (Retail)	21,168	884,399
Biogen Idec, Inc. * (Biotechnology)	19,992	688,724
Biomet, Inc. (Healthcare-Products)	18,032	624,629
Broadcom Corp.—Class A * (Semiconductors)	13,524	480,237
C.H. Robinson Worldwide, Inc. (Transportation)	4,508	262,366
Career Education Corp. * (Commercial Services)	5,488	200,916
CDW Corp. (Distribution/Wholesale)	4,508	257,362
Check Point Software Technologies, Ltd. * (Internet)	13,132	260,014
Chiron Corp. * (Biotechnology)	13,916	485,529
Cintas Corp. (Textiles)	10,976	423,674
Cisco Systems, Inc. * (Telecommunications)	121,716	2,325,993
Citrix Systems, Inc. * (Software)	10,780	233,495
Cognizant Technology Solutions Corp. * (Computers)	7,056	332,549
Comcast Corp.—Special Class A * (Media)	50,764	1,558,455
Comverse Technology, Inc. * (Telecommunications)	11,172	264,218
Costco Wholesale Corp. (Retail)	13,328	597,361
Dell, Inc. * (Computers)	47,432	1,874,038
DENTSPLY International, Inc. (Healthcare-Products)	4,116	222,264
Dollar Tree Stores, Inc. * (Retail)	5,684	136,416
eBay, Inc. * (Internet)	53,704	1,772,769
EchoStar Communications Corp.—Class A (Media)	11,760	354,564
Electronic Arts, Inc. * (Software)	16,464	932,026
Expeditors International of Washington, Inc. (Transportation)	5,488	273,357
Express Scripts, Inc. * (Pharmaceuticals)	7,056	352,659
Fastenal Co. (Distribution/Wholesale)	3,920	240,139
Fiserv, Inc. * (Software)	12,740	547,183
Flextronics International, Ltd. * (Electronics)	32,732	432,390
Garmin, Ltd. (Electronics)	5,292	226,233
Genzyme Corp.—General Division * (Biotechnology)	16,856	1,012,877
Gilead Sciences, Inc. * (Pharmaceuticals)	23,716	1,043,267
Intel Corp. (Semiconductors)	115,248	3,003,363
InterActiveCorp * (Internet)	36,456	876,767
Intersil Corp.—Class A (Semiconductors)	8,232	154,515
Intuit, Inc. * (Software)	12,152	548,177
Invitrogen Corp. * (Biotechnology)	2,548	212,223
JDS Uniphase Corp. * (Telecommunications)	88,004	133,766
Juniper Networks, Inc. * (Telecommunications)	19,012	478,722
KLA –Tencor Corp. * (Semiconductors)	12,740	556,738
Lam Research Corp. * (Semiconductors)	7,644	221,217
Lamar Advertising Co. * (Advertising)	4,508	192,807
Level 3 Communications, Inc. * (Telecommunications)	36,652	74,404
Liberty Global, Inc.—Class A * (Media)	9,212	429,924
Lincare Holdings, Inc. * (Healthcare-Services)	5,096	208,121
Linear Technology Corp. (Semiconductors)	21,756	798,228
Marvell Technology Group, Ltd. * (Semiconductors)	14,308	544,276
Maxim Integrated Products, Inc. (Semiconductors)	24,500	936,145
MCI, Inc. (Telecommunications)	18,816	483,759
MedImmune, Inc. * (Biotechnology)	14,112	377,073
Mercury Interactive Corp. * (Software)	4,900	187,964
Microchip Technology, Inc. (Semiconductors)	9,212	272,859
Microsoft Corp. (Software)	198,352	4,927,063
Millennium Pharmaceuticals, Inc. * (Biotechnology)	18,032	167,157
Molex, Inc. (Electrical Components & Equipment)	5,292	137,804
Network Appliance, Inc. * (Computers)	20,384	576,256
Nextel Communications, Inc.—Class A * (Telecommunications)	75,264	2,431,780
Novellus Systems, Inc. * (Semiconductors)	7,448	184,040
NTL, Inc. * (Telecommunications)	4,900	335,258
Oracle Corp. * (Software)	114,268	1,508,337
PACCAR, Inc. (Auto Manufacturers)	10,388	706,384
Patterson Dental Co. * (Healthcare-Products)	7,056	318,084
Paychex, Inc. (Commercial Services)	19,208	625,028
Petsmart, Inc. (Retail)	7,644	231,995
Pixar Animation Studios * (Software)	6,272	313,914
QLogic Corp. * (Semiconductors)	4,900	151,263
Qualcomm, Inc. (Telecommunications)	105,056	3,467,898

See accompanying notes to the financial statements.

107

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Research In Motion, Ltd. * (Computers)	10,192	$751,660
Ross Stores, Inc. (Retail)	7,840	226,654
SanDisk Corp. * (Computers)	8,820	209,299
Sanmina-SCI Corp. * (Electronics)	29,988	164,034
Sears Holdings Corp. (Retail)	9,212	1,380,602
Siebel Systems, Inc. * (Software)	32,340	287,826
Sigma-Aldrich Corp. (Chemicals)	3,528	197,709
Sirius Satellite Radio, Inc. * (Media)	76,440	495,331
Smurfit-Stone Container Corp. * (Packaging & Containers)	13,328	135,546
Staples, Inc. (Retail)	26,460	564,127
Starbucks Corp. * (Retail)	28,812	1,488,429
Sun Microsystems, Inc. * (Computers)	78,988	294,625
Symantec Corp. * (Internet)	39,592	860,730
Synopsys, Inc. * (Computers)	7,056	117,624
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	6,860	219,177
Tellabs, Inc. * (Telecommunications)	13,720	119,364
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	24,696	769,033
VeriSign, Inc. * (Internet)	13,328	383,313
Veritas Software Corp. * (Software)	23,324	569,106
Whole Foods Market, Inc. (Food)	3,332	394,176
Wynn Resorts, Ltd. * (Lodging)	5,880	277,948
Xilinx, Inc. (Semiconductors)	24,892	634,746
XM Satellite Radio Holdings, Inc.—Class A * (Media)	11,564	389,244
Yahoo!, Inc. * (Internet)	35,868	1,242,826

TOTAL COMMON STOCKS
(Cost $42,851,174)		66,636,249

Repurchase Agreements (14.5%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $11,456,875 (Collateralized by $11,693,000 various U.S. Government Agency Obligations, 2.625%-4.48%, 7/1/05–4/18/08, Market value $11,677,552)	$11,456,000	11,456,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,456,000)		11,456,000

TOTAL INVESTMENT SECURITIES
(Cost $54,307,174)—98.8%		78,092,249
Net other assets (liabilities)—1.2%		976,022

NET ASSETS—100.0%		$79,068,271

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $7,815,600)	52	$(5,174)

Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $450,750)	15	7,691

Swap Agreements
	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $76,093,175)	50,949	(25,870)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 9/28/05 (Underlying notional amount at value $8,396,141)	5,622	(2,855)

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Auto Manufacturers	0.9%
Biotechnology	6.1%
Chemicals	0.3%
Commercial Services	2.0%
Computers	8.1%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.5%
Healthcare-Products	1.5%
Healthcare-Services	0.3%
Internet	7.4%
Lodging	0.4%
Media	4.1%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
Retail	7.0%
Semiconductors	11.9%
Software	14.3%
Telecommunications	13.1%
Textiles	0.5%
Transportation	0.7%
Other **	15.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

108

PROFUNDS VP
ProFund VP UltraOTC
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $42,851,174)	$66,636,249
Repurchase agreements, at cost	11,456,000

Total Investment Securities	78,092,249
Cash	76,164
Segregated cash balances with brokers for futures contracts	1,235,100
Dividends and interest receivable	3,311
Receivable for investments sold	3,059,699
Receivable for capital shares issued	2,754
Prepaid expenses	938

Total Assets	82,470,215

Liabilities:
Payable for capital shares redeemed	3,162,347
Unrealized depreciation on swap agreements	28,725
Variation margin on futures contracts	78,340
Advisory fees payable	53,347
Management services fees payable	10,669
Administration fees payable	2,256
Administrative services fees payable	34,520
Distribution fees payable	18,441
Trustee fees payable	13
Transfer agency fees payable	2,423
Fund accounting fees payable	3,368
Compliance services fees payable	346
Other accrued expenses	7,149

Total Liabilities	3,401,944

Net Assets	$79,068,271

Net Assets consist of:
Capital	$150,296,910
Accumulated net investment income (loss)	(448,873)
Accumulated net realized gains (losses) on investments	(94,538,633)
Net unrealized appreciation (depreciation) on investments	23,758,867

Net Assets	$79,068,271

Shares of Beneficial Interest Outstanding	31,294,811

Net Asset Value (offering and redemption price per share)	$2.53

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$240,654
Dividends	141,111

Total Investment Income	381,765

Expenses:
Advisory fees	343,311
Management services fees	68,662
Administration fees	15,105
Transfer agency fees	13,434
Administrative services fees	225,284
Distribution fees	114,437
Custody fees	13,555
Fund accounting fees	18,601
Trustee fees	466
Compliance services fees	1,002
Other fees	16,781

Total Expenses	830,638

Net Investment Income (Loss)	(448,873)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,608,324)
Net realized gains (losses) on futures contracts	(2,527,833)
Net realized gains (losses) on swap agreements	(9,258,047)
Change in net unrealized appreciation/depreciation on investments	(9,721,934)

Net Realized and Unrealized Gains (Losses) on Investments	(24,116,138)

Change in Net Assets Resulting from Operations	$(24,565,011)

See accompanying notes to the financial statements.

109

PROFUNDS VP
ProFund VP UltraOTC

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(448,873)	$(618,050)
Net realized gains (losses) on investments	(14,394,204)	1,145,462
Change in net unrealized appreciation/depreciation on investments	(9,721,934)	7,124,575

Change in net assets resulting from operations	(24,565,011)	7,651,987

Distributions to Shareholders From:
Net realized gains on investments	—	(13,353,147)

Change in net assets resulting from distributions	—	(13,353,147)

Capital Transactions:
Proceeds from shares issued	240,707,288	823,679,272
Dividends reinvested	—	13,353,147
Cost of shares redeemed	(288,693,858)	(793,788,753)

Change in net assets resulting from capital transactions	(47,986,570)	43,243,666

Change in net assets	(72,551,581)	37,542,506
Net Assets:
Beginning of period	151,619,852	114,077,346

End of period	$79,068,271	$151,619,852

Accumulated net investment income (loss)	$(448,873)	$—

Share Transactions:
Issued	91,488,719	284,114,320
Reinvested	—	4,909,235
Redeemed	(109,444,293)	(277,325,743)

Change in shares	(17,955,574)	11,697,812

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP UltraOTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the year ended December 31, 2000

Net Asset Value, Beginning of Period	$3.08		$3.04	$1.50	$4.83	$15.44	$70.93

Investment Activities:
Net investment income (loss) (a)	(0.01)		(0.02)	(0.04)	(0.04)	(0.11)	(0.40)

Net realized and unrealized gains (losses) on investments	(0.54)		0.40	1.58	(3.29)	(10.50)	(51.29)

Total income (loss) from investment activities	(0.55)		0.38	1.54	(3.33)	(10.61)	(51.69)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.34)	—	—	—	(3.80)

Net Asset Value, End of Period	$2.53		$3.08	$3.04	$1.50	$4.83	$15.44

Total Return	(17.86	)% (b)	14.10%	102.67%	(68.94)%	(68.72)%	(73.37)%

Ratios to Average Net Assets:
Gross expenses (c)	1.82%		1.88%	1.97%	2.08%	1.95%	1.65%
Net expenses (c)	1.82%		1.88%	1.94%	1.98%	1.95%	1.65%
Net investment income (loss) (c)	(0.98)%		(0.61)%	(1.59)%	(1.64)%	(1.60)%	(0.79)%

Supplemental Data:
Net assets, end of period (000’s)	$79,068		$151,620	$114,077	$53,188	$102,131	$115,498
Portfolio turnover rate (d)	170	% (b)	504%	768%	982%	465%	683%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

111

PROFUNDS VP
ProFund VP Bear
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(55)%
Swap Agreements	(45)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2005
(unaudited)
U.S. Government Agency Obligations (72.4%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$10,469,000	$10,469,000
Federal Home Loan Bank *, 2.30%, 7/1/05	10,469,000	10,469,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	10,469,000	10,469,000
Federal National Mortgage Association *, 2.30%, 7/1/05	10,469,000	10,469,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,876,000)		41,876,000

Repurchase Agreements (18.1%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,465,799 (Collateralized by $10,677,000 various Federal Home Loan Bank Securities, 3.34%-4.48%, 7/15/05-4/18/08, market value $10,667,678)	10,465,000	10,465,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,465,000)		10,465,000

Options Purchased( NM)
	Contracts

S&P 500 Futures Call Option ** expiring August 2005 @ $1,500	150	$1,425

TOTAL OPTIONS PURCHASED
(Cost $2,475)		1,425

TOTAL INVESTMENT SECURITIES
(Cost $52,343,475)—90.5%		52,342,425
Net other assets (liabilities)—9.5%		5,502,630

NET ASSETS—100.0%		$57,845,055

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $31,966,250)	107	$195,597

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $20,593,508)	(17,286)	(10,441)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $5,313,796)	(4,460)	(2,679)

See accompanying notes to the financial statements.

112

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $41,878,475)	$41,877,425
Repurchase agreements, at cost	10,465,000

Total Investment Securities	52,342,425
Segregated cash balances with brokers for futures contracts	1,973,387
Segregated cash balances with custodian for swap agreements	240
Interest receivable	799
Receivable for capital shares issued	3,593,744
Variation margin on futures contracts	202,524
Prepaid expenses	601

Total Assets	58,113,720

Liabilities:
Cash overdraft	189,743
Payable for capital shares redeemed	902
Unrealized depreciation on swap agreements	13,120
Advisory fees payable	23,692
Management services fees payable	4,738
Administration fees payable	1,004
Administrative services fees payable	15,128
Distribution fees payable	8,236
Trustee fees payable	6
Transfer agency fees payable	1,080
Fund accounting fees payable	1,471
Compliance services fees payable	154
Other accrued expenses	9,390

Total Liabilities	268,665

Net Assets	$57,845,055

Net Assets consist of:
Capital	$97,687,848
Accumulated net investment income (loss)	181,290
Accumulated net realized gains (losses) on investments	(40,205,510)
Net unrealized appreciation (depreciation) on investments	181,427

Net Assets	$57,845,055

Shares of Beneficial Interest Outstanding	1,982,944

Net Asset Value (offering and redemption price per share)	$29.17

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$631,050

Expenses:
Advisory fees	183,227
Management services fees	36,646
Administration fees	7,933
Transfer agency fees	8,139
Administrative services fees	119,366
Distribution fees	61,076
Custody fees	9,010
Fund accounting fees	11,086
Trustee fees	244
Compliance services fees	582
Other fees	12,451

Total Expenses	449,760

Net Investment Income (Loss)	181,290

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,085)
Net realized gains (losses) on futures contracts	(949,959)
Net realized gains (losses) on swap agreements	175,654
Change in net unrealized appreciation/depreciation on investments	387,430

Net Realized and Unrealized Gains (Losses) on Investments	(400,960)

Change in Net Assets Resulting from Operations	$(219,670)

See accompanying notes to the financial statements.

113

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$181,290	$(439,239)
Net realized gains (losses) on investments	(788,390)	(9,814,616)
Change in net unrealized appreciation/depreciation on investments	387,430	845,793

Change in net assets resulting from operations	(219,670)	(9,408,062)

Capital Transactions:
Proceeds from shares issued	336,218,594	1,075,582,612
Cost of shares redeemed	(309,040,369)	(1,089,589,447)

Change in net assets resulting from capital transactions	27,178,225	(14,006,835)

Change in net assets	26,958,555	(23,414,897)
Net Assets:
Beginning of period	30,886,500	54,301,397

End of period	$57,845,055	$30,886,500

Accumulated net investment income (loss)	$181,290	$—

Share Transactions:
Issued	11,436,123	34,402,058
Redeemed	(10,532,602)	(35,025,154)

Change in shares	903,521	(623,096)

See accompanying notes to the financial statements.

114

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value,
Beginning of Period	$28.61		$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	0.45	(c)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	0.56		(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—		—	—	(0.08)	—

Net Asset Value, End of Period	$29.17		$28.61	$31.89	$42.29	$35.07

Total Return	1.96	% (d)	(10.29)%	(24.59)%	20.82%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.84%		1.90%	1.98%	2.03%	1.89%
Net expenses (e)	1.84%		1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (e)	0.74%		(0.70)%	(0.96)%	(0.57)%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$57,845		$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (f)	—	(d)	—	—	— (g)	1,144	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

115

PROFUNDS VP
ProFund VP Short Mid-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(58)%
Swap Agreements	(42)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P MidCap 400 - Composition
% of Index

Consumer, Non-cyclical	19.97%
Consumer, Cyclical	17.52%
Financial	16.70%
Industrial	11.55%
Energy	9.51%
Technology	9.23%
Utilities	6.44%
Communications	5.21%
Basic Materials	3.53%
Diversified	0.34%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (79.7%)
	Principal
	Amount	Value

Federal Farm Credit Bank, * 2.30%, 7/1/05	$141,000	$141,000
Federal Home Loan Bank *, 2.30%, 7/1/05	141,000	141,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	141,000	141,000
Federal National Mortgage Association *, 2.30%, 7/1/05	141,000	141,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $564,000)		564,000

Repurchase Agreements (19.5%)
UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $138,011 (Collateralized by $142,000 various U.S. Government Agency Obligations, 2.625%-4.48%, 1/19/07-4/18/08, market value $141,914)	138,000	138,000

TOTAL REPURCHASE AGREEMENTS
(Cost $138,000)		138,000

Options Purchased (0.1%)
	Contracts

S&P MidCap 400 Futures Call Option ** expiring September 2005 @ $900	20	420

TOTAL OPTIONS PURCHASED
(Cost $580)		420

TOTAL INVESTMENT SECURITIES
(Cost $702,580)—99.2%		702,420
Net other assets (liabilities)—0.7%		4,819

NET ASSETS—100.0%		$707,239

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $275,360)	4	$(1,118)

Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring September 2005 (Underlying face amount at value $688,400)	2	(10,508)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $200,389)	(293)	(2,168)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 9/28/05 (Underlying notional amount at value $98,954)	(144)	(14,604)

See accompanying notes to the financial statements.

116

PROFUNDS VP
ProFund VP Short Mid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $564,580)	$564,420
Repurchase agreements, at cost	138,000

Total Investment Securities	702,420
Segregated cash balances with brokers for futures contracts	21,684
Segregated cash balances with custodian for swap agreements	18
Interest receivable	11
Variation margin on futures contracts	1,740
Prepaid and other expenses	1,679

Total Assets	727,552

Liabilities:
Cash overdraft	1,619
Payable for capital shares redeemed	818
Unrealized depreciation on swap agreements	16,772
Advisory fees payable	376
Management services fees payable	75
Administration fees payable	30
Administrative services fees payable	228
Distribution fees payable	311
Transfer agency fees payable	32
Fund accounting fees payable	43
Compliance services fees payable	5

Total Liabilities	20,313

Net Assets	$707,239

Net Assets consist of:
Capital	$981,662
Accumulated net investment income (loss)	7,530
Accumulated net realized gains (losses) on investments	(253,395)
Net unrealized appreciation (depreciation) on investments	(28,558)

Net Assets	$707,239

Shares of Beneficial Interest Outstanding	25,139

Net Asset Value (offering and redemption price per share)	$28.13

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$29,897

Expenses:
Advisory fees	8,545
Management services fees	1,709
Administration fees	211
Transfer agency fees	469
Administrative services fees	5,331
Distribution fees	2,783
Custody fees	3,216
Fund accounting fees	156
Trustee fees	5
Compliance services fees	10
Other fees	449

Total Gross Expenses before reductions	22,884
Less Expenses reduced by the Advisor	(391)

Total Net Expenses	22,493

Net Investment Income (Loss)	7,404

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,613)
Net realized gains (losses) on futures contracts	(107,945)
Net realized gains (losses) on swap agreements	(114,935)
Change in net unrealized appreciation/depreciation on investments	(25,204)

Net Realized and Unrealized Gains (Losses) on Investments	(250,697)

Change in Net Assets Resulting from Operations	$(243,293)

See accompanying notes to the financial statements.

117

PROFUNDS VP
ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the Period
	six months ended	November 22, 2004 (a) through
	June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$7,404	$14
Net realized gains (losses) on investments	(225,493)	(27,902)
Change in net unrealized appreciation/depreciation on investments	(25,204)	(3,354)

Change in net assets resulting from operations	(243,293)	(31,242)

Capital Transactions:
Proceeds from shares issued	46,080,215	6,211,980
Cost of shares redeemed	(45,766,349)	(5,544,072)

Change in net assets resulting from capital transactions	313,866	667,908

Change in net assets	70,573	636,666
Net Assets:
Beginning of period	636,666	—

End of period	$707,239	$636,666

Accumulated net investment income (loss)	$7,530	$126

Share Transactions:
Issued	1,548,912	210,092
Redeemed	(1,545,613)	(188,252)

Change in shares	3,299	21,840

(a) Commencement of operations

See accompanying notes to the financial statements.

118

PROFUNDS VP
ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	six months ended		November 22, 2004 (a) through
	June 30, 2005		December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$30.00		$30.00

Investment Activities:
Net investment income (loss) (b)	0.10		—	(c)
Net realized and unrealized gains (losses) on investments	(1.97)		(0.85)

Total income (loss) from investment activities	(1.87)		(0.85)

Net Asset Value, End of Period	$28.13		$29.15

Total Return	(3.50	)% (d)	(2.83	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	2.00%		3.86%
Net expenses (e)	1.98%		1.98%
Net investment income (loss) (e)	0.63%		0.03%

Supplemental Data:
Net assets, end of period (000’s)	$707		$637
Portfolio turnover rate (f)	—	(d)	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

119

PROFUNDS VP
ProFund VP Short Small-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(95)%
Options	NM

Total Exposure	(102)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Russell 2000 - Composition
% of Index

Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (84.4%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$1,177,000	$1,177,000
Federal Home Loan Bank *, 2.30%, 7/1/05	1,177,000	1,177,000
Federal Home Loan Mortgage Corp., * 2.30%, 7/1/05	1,177,000	1,177,000
Federal National Mortgage Association *, 2.30%, 7/1/05	1,177,000	1,177,000

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $4,708,000)		4,708,000

Repurchase Agreements (21.1%)
UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $1,176,090 (Collateralized by $1,186,000 various U.S. Government Agency Obligations, 2.625%-4.48%, 1/19/07-4/18/08, market value $1,191,242)	1,176,000	1,176,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,176,000)		1,176,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option expiring ** July 2005 @ $850	50	325

TOTAL OPTIONS PURCHASED
(Cost $850)		325

TOTAL INVESTMENT SECURITIES
(Cost $5,884,850)—105.5%		5,884,325
Net other assets (liabilities)—(5.5)%		(304,918)

NET ASSETS—100.0%		$5,579,407

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $3,139,430)	49	$(20,924)

Futures Contracts Sold
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $3,523,850)	11	(63,850)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $484)	(1)	(9)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $5,302,855)	(8,290)	(129,090)

See accompanying notes to the financial statements.

120

PROFUNDS VP
ProFund VP Short Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $4,708,850)	$4,708,325
Repurchase agreements, at cost	1,176,000

Total Investment Securities	5,884,325
Cash	104
Segregated cash balances with brokers for futures contracts	20,940
Segregated cash balances with custodian for swap agreements	52
Interest receivable	90
Receivable for capital shares issued	143,038
Variation margin on futures contracts	2,280
Prepaid expenses	142

Total Assets	6,050,971

Liabilities:
Payable for capital shares redeemed	329,603
Unrealized depreciation on swap agreements	129,099
Advisory fees payable	4,558
Management services fees payable	912
Administration fees payable	193
Administrative services fees payable	2,886
Distribution fees payable	1,650
Trustee fees payable	1
Transfer agency fees payable	208
Fund accounting fees payable	282
Compliance services fees payable	30
Other accrued expenses	2,142

Total Liabilities	471,564

Net Assets	$5,579,407

Net Assets consist of:
Capital	$5,918,542
Accumulated net investment income (loss)	45,868
Accumulated net realized gains (losses) on investments	(170,605)
Net unrealized appreciation (depreciation) on investments	(214,398)

Net Assets	$5,579,407

Shares of Beneficial Interest Outstanding	322,315

Net Asset Value (offering and redemption price per share)	$17.31

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$170,959

Expenses:
Advisory fees	50,302
Management services fees	10,060
Administration fees	1,557
Transfer agency fees	963
Administrative services fees	33,164
Distribution fees	16,706
Custody fees	6,774
Fund accounting fees	2,219
Trustee fees	47
Compliance services fees	92
Other fees	3,207

Total Expenses	125,091

Net Investment Income (Loss)	45,868

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,695)
Net realized gains (losses) on futures contracts	(156,723)
Net realized gains (losses) on swap agreements	(35,378)
Change in net unrealized appreciation/depreciation on investments	(79,748)

Net Realized and Unrealized Gains (Losses) on Investments	(276,544)

Change in Net Assets Resulting from Operations	$(230,676)

See accompanying notes to the financial statements.

121

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$45,868	$(7,745)
Net realized gains (losses) on investments	(196,796)	(383,394)
Change in net unrealized appreciation/depreciation on investments	(79,748)	(133,844)

Change in net assets resulting from operations	(230,676)	(524,983)

Capital Transactions:
Proceeds from shares issued	188,455,595	247,224,993
Cost of shares redeemed	(189,579,190)	(239,891,351)

Change in net assets resulting from capital transactions	(1,123,595)	7,333,642

Change in net assets	(1,354,271)	6,808,659
Net Assets:
Beginning of period	6,933,678	125,019

End of period	$5,579,407	$6,933,678

Accumulated net investment income (loss)	$45,868	$—

Share Transactions:
Issued	10,435,601	13,601,062
Redeemed	(10,518,298)	(13,202,694)

Change in shares	(82,697)	398,368

See accompanying notes to the financial statements.

122

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	September 3, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$17.12		$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss) (b)	0.06		(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	0.13	(c)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	0.19		(1.70)	(9.92)	(1.26)

Net Asset Value, End of Period	$17.31		$17.12	$18.82	$28.74

Total Return	1.11	% (d)	(9.03)%	(34.52)%	(4.20	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.87%		2.28%	2.71%	1.73%
Net expenses (e)	1.87%		1.98%	1.98%	1.73%
Net investment income (loss) (e)	0.68%		(0.62)%	(0.80)%	(0.23)%
Supplemental Data:
Net assets, end of period (000’s)	$5,579		$6,934	$125	$2,173
Portfolio turnover rate (f)	—	(d)	—	—	—	(d)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

123

PROFUNDS VP
ProFund VP Short OTC
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Short OTC seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(24)%
Swap Agreements	(76)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

NASDAQ-100 - Composition
% of Index

Technology	40.78%
Communications	29.47%
Consumer, Non-cyclical	15.52%
Consumer, Cyclical	11.11%
Industrial	2.62%
Basic Materials	0.50%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short OTC	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (77.1%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$6,858,000	$6,858,000
Federal Home Loan Bank *, 2.30%, 7/1/05	6,858,000	6,858,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	6,858,000	6,858,000
Federal National Mortgage Association *, 2.30%, 7/1/05,	6,858,000	6,858,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,432,000)		27,432,000

Repurchase Agreements (19.3%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $6,857,524 (Collateralized by $6,982,000 various U.S. Government Agency Obligations, 3.35%-4.48%, 7/1/05-4/18/08, market value $6,986,216)	6,857,000	6,857,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,857,000)		6,857,000

Options Purchased (NM)
	Contracts

NASDAQ Futures Call Option ** expiring July 2005 @ $2,600	300	390

TOTAL OPTIONS PURCHASED
(Cost $2,850)		390

TOTAL INVESTMENT SECURITIES
(Cost $34,291,850)—96.4%		34,289,390
Net other assets (liabilities)—3.6%		1,273,543

NET ASSETS—100.0%		$35,562,933

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $270,450)	9	$4,615
NASDAQ Futures Contract expiring September 2005 (Underlying face amount at value $8,116,200)	54	192,947

Swap Agreements
	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $10,558,681)	(7,070)	3,384
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 9/28/05 (Underlying notional amount at value $16,780,009)	(11,235)	(33,725)

See accompanying notes to the financial statements.

124

PROFUNDS VP
ProFund VP Short OTC
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $27,434,850)	$27,432,390
Repurchase agreements, at cost	6,857,000

Total Investment Securities	34,289,390
Cash	143,874
Segregated cash balances with brokers for futures contracts	976,080
Segregated cash balances with custodian for swap agreements	271
Interest receivable	524
Receivable for capital shares issued	464,986
Unrealized appreciation on swap agreements	3,384
Variation margin on futures contracts	54,071
Prepaid expenses	429

Total Assets	35,933,009

Liabilities:
Payable for capital shares redeemed	272,719
Unrealized depreciation on swap agreements	33,725
Advisory fees payable	23,067
Management services fees payable	4,613
Administration fees payable	979
Administrative services fees payable	15,314
Distribution fees payable	8,281
Trustee fees payable	6
Transfer agency fees payable	1,052
Fund accounting fees payable	1,434
Compliance services fees payable	150
Other accrued expenses	8,736

Total Liabilities	370,076

Net Assets	$35,562,933

Net Assets consist of:
Capital	$73,687,531
Accumulated net investment income (loss)	166,258
Accumulated net realized gains (losses) on investments	(38,455,617)
Net unrealized appreciation (depreciation) on investments	164,761

Net Assets	$35,562,933

Shares of Beneficial Interest Outstanding	1,773,012

Net Asset Value (offering and redemption price per share)	$20.06

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$587,857

Expenses:
Advisory fees	171,825
Management services fees	34,365
Administration fees	6,542
Transfer agency fees	7,487
Administrative services fees	111,741
Distribution fees	57,275
Custody fees	11,402
Fund accounting fees	10,195
Trustee fees	248
Compliance services fees	559
Other fees	9,960

Total Expenses	421,599

Net Investment Income (Loss)	166,258

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,075)
Net realized gains (losses) on futures contracts	479,033
Net realized gains (losses) on swap agreements	851,572
Change in net unrealized appreciation/depreciation on investments	282,419

Net Realized and Unrealized Gains (Losses) on Investments	1,604,949

Change in Net Assets Resulting from Operations	$1,771,207

See accompanying notes to the financial statements.

125

PROFUNDS VP
ProFund VP Short OTC

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$166,258	$(321,900)
Net realized gains (losses) on investments	1,322,530	(17,132,435)
Change in net unrealized appreciation/depreciation on investments	282,419	273,180

Change in net assets resulting from operations	1,771,207	(17,181,155)

Capital Transactions:
Proceeds from shares issued	309,667,208	1,632,143,104
Cost of shares redeemed	(292,088,245)	(1,630,273,369)

Change in net assets resulting from capital transactions	17,578,963	1,869,735

Change in net assets	19,350,170	(15,311,420)
Net Assets:
Beginning of period	16,212,763	31,524,183

End of period	$35,562,933	$16,212,763

Accumulated net investment income (loss)	$166,258	$—

Share Transactions:
Issued	15,596,702	77,464,581
Redeemed	(14,704,440)	(78,106,122)

Change in shares	892,262	(641,541)

See accompanying notes to the financial statements.

126

PROFUNDS VP
ProFund VP Short OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$18.41		$20.71	$33.37	$30.00

Investment Activities:
Net investment income (loss) (b)	0.07		(0.13)	(0.24)	(0.09)
Net realized and unrealized gains (losses) on investments	1.58		(2.17)	(12.21)	3.46

Total income (loss) from investment activities	1.65		(2.30)	(12.45)	3.37

Distributions to Shareholders From:
Net investment income	—		—	(0.21)	—

Net Asset Value, End of Period	$20.06		$18.41	$20.71	$33.37

Total Return	8.96	% (c)	(11.11)%	(37.31)%	11.23	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.84%		1.86%	1.99%	1.96%
Net expenses (d)	1.84%		1.86%	1.98%	1.96%
Net investment income (loss) (d)	0.73%		(0.62)%	(0.93)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$35,563		$16,213	$31,524	$14,030
Portfolio turnover rate (e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

127

PROFUNDS VP
ProFund VP Banks
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective:  The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%

Total Exposure	95%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Banks - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2005
(unaudited)

Common Stocks (95.2%)
	Shares	Value

Amcore Financial, Inc. (Banks)	122	$3,645
Amegy Bancorp, Inc. (Banks)	366	8,191
AmSouth Bancorp (Banks)	2,135	55,510
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	122	3,692
Associated Banc-Corp (Banks)	732	24,639
Astoria Financial Corp. (Savings & Loans)	610	17,367
BancorpSouth, Inc. (Banks)	427	10,077
Bank of America Corp. (Banks)	24,217	1,104,536
Bank of Hawaii Corp. (Banks)	305	15,479
Bank of New York Co., Inc. (Banks)	4,636	133,424
BB&T Corp. (Banks)	3,294	131,661
Cathay Bancorp, Inc. (Banks)	244	8,225
Chittenden Corp. (Banks)	305	8,296
Citigroup, Inc. (Diversified Financial Services)	31,171	1,441,036
Citizens Banking Corp. (Banks)	244	7,374
City National Corp. (Banks)	244	17,497
Comerica, Inc. (Banks)	1,037	59,939
Commerce Bancorp, Inc. (Banks)	976	29,583
Commerce Bancshares, Inc. (Banks)	427	21,525
Commercial Capital Bancorp, Inc. (Savings & Loans)	305	5,097
Commercial Federal Corp. (Savings & Loans)	244	8,218
Compass Bancshares, Inc. (Banks)	732	32,940
Cullen/Frost Bankers, Inc. (Banks)	305	14,533
Dime Community Bancshares, Inc. (Savings & Loans)	183	2,782
Doral Financial Corp. (Diversified Financial Services)	549	9,080
Downey Financial Corp. (Savings & Loans)	122	8,930
East-West Bancorp, Inc. (Banks)	305	10,245
F.N.B. Corp. (Banks)	305	5,993
Fifth Third Bancorp (Banks)	2,806	115,635
First BanCorp. (Banks)	244	9,797
First Horizon National Corp. (Banks)	732	30,890
First Midwest Bancorp, Inc. (Banks)	305	10,727
First Niagara Financial Group, Inc. (Savings & Loans)	732	10,673
FirstFed Financial Corp. * (Savings & Loans)	122	7,272
FirstMerit Corp. (Banks)	488	12,742
Fulton Financial Corp. (Banks)	976	17,568
Golden West Financial Corp. (Savings & Loans)	1,830	117,815
Greater Bay Bancorp (Banks)	305	8,043
Harbor Florida Bancshares, Inc. (Savings & Loans)	122	4,568
Hibernia Corp. (Banks)	915	30,360
Hudson City Bancorp, Inc. (Savings & Loans)	3,599	41,065
Hudson United Bancorp (Banks)	244	8,808
Huntington Bancshares, Inc. (Banks)	1,342	32,396
Independence Community Bank Corp. (Savings & Loans)	488	18,022
IndyMac Bancorp, Inc. (Diversified Financial Services)	366	14,907
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,350	754,082
KeyCorp (Banks)	2,440	80,886
M&T Bank Corp. (Banks)	488	51,318
MAF Bancorp, Inc. (Savings & Loans)	183	7,801
Marshall & Ilsley Corp. (Banks)	1,159	51,518
Mercantile Bankshares Corp. (Banks)	488	25,147
National City Corp. (Banks)	3,355	114,473
NetBank, Inc. (Internet)	305	2,843
New York Community Bancorp (Savings & Loans)	1,464	26,528
North Fork Bancorp, Inc. (Banks)	2,623	73,680
Northern Trust Corp. (Banks)	1,159	52,839
OceanFirst Financial Corp. (Savings & Loans)	61	1,373
Old National Bancorp (Banks)	427	9,138
Pacific Capital Bancorp (Banks)	244	9,048
Park National Corp. (Banks)	61	6,741
People’s Bank (Savings & Loans)	366	11,068
PFF Bancorp, Inc. (Savings & Loans)	122	3,695
PNC Financial Services Group (Banks)	1,769	96,340
Popular, Inc. (Banks)	1,464	36,878
Provident Bankshares Corp. (Banks)	183	5,840
Provident Financial Services, Inc. (Savings & Loans)	427	7,502
Regions Financial Corp. (Banks)	2,745	93,001
Republic Bancorp, Inc. (Banks)	427	6,396
Sky Financial Group, Inc. (Banks)	671	18,909
South Financial Group, Inc. (Banks)	427	12,135
Sovereign Bancorp, Inc. (Savings & Loans)	2,257	50,421
Sterling Bancshares, Inc. (Banks)	244	3,797
SunTrust Banks, Inc. (Banks)	2,196	158,639
Susquehanna Bancshares, Inc. (Banks)	305	7,500
SVB Financial Group * (Banks)	244	11,688
Synovus Financial Corp. (Banks)	1,525	43,722
TCF Financial Corp. (Banks)	793	20,523
TD Banknorth, Inc. (Banks)	488	14,542
Texas Regional Bancshares, Inc.—Class A ( Banks)	244	7,437
The Colonial BancGroup, Inc. (Banks)	854	18,839

See accompanying notes to the financial statements.

128

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

TrustCo Bank Corp. NY (Banks)	427	$5,577
Trustmark Corp. (Banks)	305	8,924
U.S. Bancorp (Banks)	11,224	327,740
UCBH Holdings, Inc. (Banks)	549	8,916
UnionBanCal Corp. (Banks)	366	24,493
United Bankshares, Inc. (Banks)	244	8,689
Valley National Bancorp (Banks)	610	14,262
W Holding Co., Inc. (Banks)	793	8,104
Wachovia Corp. (Banks)	7,016	347,993
Washington Federal, Inc. (Savings & Loans)	549	12,912
Washington Mutual, Inc. (Savings & Loans)	5,246	213,460
Webster Financial Corp. (Banks)	305	14,240
Wells Fargo & Co. (Banks)	5,426	334,132
Westamerica Bancorp (Banks)	183	9,664
Whitney Holding Corp. (Banks)	366	11,943
Wilmington Trust Corp. (Banks)	427	15,376
Zions Bancorp (Banks)	549	40,368

TOTAL COMMON STOCKS
(Cost $5,538,451)		6,993,882

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 2.75%, 7/1/05 , dated 6/30/05, with a maturity value of $17,001 (Collateralized by $20,000 Federal Home Loan Bank, 4.48%, 4/18/08 market value $20,089)	$17,000	17,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES
(Cost $5,555,451)—95.4%		7,010,882
Net other assets (liabilities)—4.6%		337,657

NET ASSETS—100.0%		$7,348,539

* Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Banks	57.1%
Diversified Financial Services	30.2%
Internet	NM
Savings & Loans	7.9%
Other **	4.8%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

129

PROFUNDS VP
ProFund VP Banks
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (Cost $5,538,451)	$6,993,882
Repurchase agreements, at cost	17,000

Total Investment Securities	7,010,882
Cash	303
Dividends and interest receivable	8,234
Receivable for investments sold	534,641
Prepaid expenses	93

Total Assets	7,554,153

Liabilities:
Payable for capital shares redeemed	191,788
Advisory fees payable	4,790
Management services fees payable	958
Administration fees payable	203
Administrative services fees payable	3,200
Distribution fees payable	1,599
Trustee fees payable	1
Transfer agency fees payable	218
Fund accounting fees payable	359
Compliance services fees payable	31
Other accrued expenses	2,467

Total Liabilities	205,614

Net Assets	$7,348,539

Net Assets consist of:
Capital	$8,462,022
Accumulated net investment income (loss)	286,935
Accumulated net realized gains (losses) on investments	(2,855,849)
Net unrealized appreciation (depreciation) on investments	1,455,431

Net Assets	$7,348,539

Shares of Beneficial Interest Outstanding	208,534

Net Asset Value (offering and redemption price per share)	$35.24

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$156,557
Interest	344

Total Investment Income	156,901

Expenses:
Advisory fees	33,333
Management services fees	6,667
Administration fees	1,276
Transfer agency fees	1,205
Administrative services fees	22,206
Distribution fees	11,111
Custody fees	7,587
Fund accounting fees	1,961
Trustee fees	40
Compliance services fees	80
Other fees	2,531

Total Expenses	87,997

Net Investment Income (Loss)	68,904

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(104,304)
Change in net unrealized appreciation/depreciation on investments	(728,319)

Net Realized and Unrealized Gains (Losses) on Investments	(832,623)

Change in Net Assets Resulting from Operations	$(763,719)

See accompanying notes to the financial statements.

130

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$68,904	$218,031
Net realized gains (losses) on investments	(104,304)	330,916
Change in net unrealized appreciation/depreciation on investments	(728,319)	876,802

Change in net assets resulting from operations	(763,719)	1,425,749

Distributions to Shareholders From:
Net investment income	—	(72,674)

Change in net assets resulting from distributions	—	(72,674)

Capital Transactions:
Proceeds from shares issued	46,154,574	153,439,806
Dividends reinvested	—	72,674
Cost of shares redeemed	(51,182,795)	(147,483,802)

Change in net assets resulting from capital transactions	(5,028,221)	6,028,678

Change in net assets	(5,791,940)	7,381,753
Net Assets:
Beginning of period	13,140,479	5,758,726

End of period	$7,348,539	$13,140,479

Accumulated net investment income (loss)	$286,935	$218,031

Share Transactions:
Issued	1,304,251	4,489,534
Reinvested	—	2,013
Redeemed	(1,452,726)	(4,308,480)

Change in shares	(148,475)	183,067

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$36.81		$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss) (b)	0.27		0.50	0.38	0.19
Net realized and unrealized gains (losses) on investments	(1.84)		3.39	7.25	(4.21)

Total income (loss) from investment activities	(1.57)		3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(0.19)	(0.50)	—

Net Asset Value, End of Period	$35.24		$36.81	$33.11	$25.98

Total Return	(4.27	)% (c)	11.77%	29.39%	13.40	% (c)

Ratios to Average Net Assets:
Gross expenses (a)	1.98%		1.98%	2.30%	2.11%
Net expenses (d)	1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (d)	1.55%		1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$7,349		$13,140	$5,759	$5,782
Portfolio turnover rate (e)	550	% (c)	1,003%	1,457%	1,183	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Basic Materials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials - Composition
% of Index

Chemicals	61.37%
Industrial Metals	16.29%
Mining	12.39%
Forestry and Paper	9.95%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	June 30, 2005
(unaudited)

Common Stocks (100.4%)
	Shares	Value

4Air Products & Chemicals, Inc. (Chemicals)	14,348	$865,184
Airgas, Inc. (Chemicals)	4,220	104,107
AK Steel Holding Corp. * (Iron/Steel)	6,963	44,633
Albemarle Corp. (Chemicals)	2,532	92,342
Alcoa, Inc. (Mining)	58,447	1,527,219
Allegheny Technologies, Inc. (Iron/Steel)	5,275	116,366
Arch Coal, Inc. (Coal)	4,220	229,863
Ashland, Inc. (Chemicals)	4,853	348,785
Avery Dennison Corp. (Household Products/Wares)	6,541	346,412
Bowater, Inc. (Forest Products & Paper)	3,798	122,941
Cabot Corp. (Chemicals)	4,220	139,260
Cambrex Corp. (Biotechnology)	1,688	32,156
Caraustar Industries, Inc. * (Forest Products & Paper)	1,899	19,940
Carpenter Technology Corp. (Iron/Steel)	1,477	76,509
Cleveland-Cliffs, Inc. (Iron/Steel)	1,477	85,312
Coeur d’Alene Mines Corp. * (Mining)	16,036	58,211
Commercial Metals Co. (Metal Fabricate/Hardware)	4,009	95,495
CONSOL Energy, Inc. (Coal)	6,119	327,856
Crompton Corp. (Chemicals)	7,596	107,483
Cytec Industries, Inc. (Chemicals)	2,532	100,774
Du Pont (Chemicals)	66,465	2,858,661
Eastman Chemical Co. (Chemicals)	5,275	290,916
Ecolab, Inc. (Chemicals)	12,449	402,850
Engelhard Corp. (Chemicals)	8,229	234,938
Ferro Corp. (Chemicals)	2,743	54,476
FMC Corp. * (Chemicals)	2,321	130,301
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	12,027	450,291
Fuller (H.B.) Co. (Chemicals)	1,899	64,680
Georgia Gulf Corp. (Chemicals)	2,321	72,067
Great Lakes Chemical Corp. (Chemicals)	3,376	106,243
Harsco Corp. (Miscellaneous Manufacturing)	2,743	149,630
Hercules, Inc. * (Chemicals)	6,752	95,541
Huntsman Corp. * (Chemicals)	4,009	81,262
International Flavors & Fragrances, Inc. (Chemicals)	5,908	213,988
International Paper Co. (Forest Products & Paper)	32,916	994,392
Lubrizol Corp. (Chemicals)	4,431	186,146
Lyondell Chemical Co. (Chemicals)	12,449	328,903
Macdermid, Inc. (Chemicals)	1,688	52,598
Massey Energy Co. (Coal)	5,064	191,014
Meridian Gold, Inc. * (Mining)	6,541	117,738
Minerals Technologies, Inc. (Chemicals)	1,477	90,983
Monsanto Co. (Agriculture)	17,935	1,127,573
Neenah Paper, Inc. (Forest Products & Paper)	1,055	32,673
Newmont Mining Corp. (Mining)	27,430	1,070,593
Nucor Corp. (Iron/Steel)	9,706	442,787
Olin Corp. (Chemicals)	4,642	84,670
OM Group, Inc. * (Chemicals)	1,899	46,886
Peabody Energy Corp. (Coal)	8,651	450,199
Phelps Dodge Corp. (Mining)	6,330	585,525
Pope & Talbot, Inc. (Forest Products & Paper)	1,055	11,711
Potlatch Corp. (Forest Products & Paper)	1,899	99,375
PPG Industries, Inc. (Chemicals)	11,605	728,330
Praxair, Inc. (Chemicals)	21,733	1,012,758
Reliance Steel & Aluminum Co. (Iron/Steel)	1,899	70,396
Rohm & Haas Co. (Chemicals)	9,706	449,776
RPM, Inc. (Chemicals)	7,807	142,556
RTI International Metals, Inc. * (Mining)	1,477	46,393
Ryerson Tull, Inc. (Iron/Steel)	1,477	21,077
Schulman (A.), Inc. (Chemicals)	2,110	37,748
Sensient Technologies Corp. (Chemicals)	2,954	60,882
Sigma-Aldrich Corp. (Chemicals)	4,009	224,664
Steel Dynamics, Inc. (Iron/Steel)	2,954	77,543
Stillwater Mining Co. * (Mining)	2,954	21,919
The Dow Chemical Co. (Chemicals)	63,933	2,846,936
The Mosaic Co. * (Chemicals)	8,440	131,326
The Scotts Co.—Class A * (Household Products/Wares)	1,477	105,177
Tredegar Corp. (Miscellaneous Manufacturing)	1,688	26,333
United States Steel Corp. (Iron/Steel)	7,596	261,074
USEC, Inc. (Mining)	5,697	83,404
Valspar Corp. (Chemicals)	3,165	152,838
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,165	37,917
Wellman, Inc. (Chemicals)	2,110	21,501
Weyerhaeuser Co. (Forest Products & Paper)	16,036	1,020,691

See accompanying notes to the financial statements.

133

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Worthington Industries, Inc. (Metal Fabricate/ Hardware)	4,853	$76,677

TOTAL COMMON STOCKS
(Cost $20,722,908)		23,618,374

TOTAL INVESTMENT SECURITIES
(Cost $20,722,908)—100.4%		23,618,374
Net other assets (liabilities)—(0.4)%		(108,560)

NET ASSETS—100.0%		$23,509,814

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Agriculture	4.8%
Biotechnology	0.1%
Chemicals	55.2%
Coal	5.1%
Forest Products & Paper	10.0%
Household Products/Wares	1.9%
Iron/Steel	5.1%
Metal Fabricate/Hardware	0.7%
Mining	16.9%
Miscellaneous Manufacturing	0.7%
Other **	(0.5)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

134

PROFUNDS VP
ProFund VP Basic Materials
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $20,722,908)	$23,618,374
Dividends and interest receivable	28,384
Receivable for capital shares issued	5,860,389
Prepaid expenses	373

Total Assets	29,507,520

Liabilities:
Cash overdraft	26,536
Payable for investments purchased	5,938,895
Advisory fees payable	11,822
Management services fees payable	2,365
Administration fees payable	501
Administrative services fees payable	7,986
Distribution fees payable	3,946
Trustee fees payable	3
Transfer agency fees payable	538
Fund accounting fees payable	780
Compliance services fees payable	77
Other accrued expenses	4,257

Total Liabilities	5,997,706

Net Assets	$23,509,814

Net Assets consist of:
Capital	$24,650,364
Accumulated net investment income (loss)	42,010
Accumulated net realized gains (losses) on investments	(4,078,026)
Net unrealized appreciation (depreciation) on investments	2,895,466

Net Assets	$23,509,814

Shares of Beneficial Interest Outstanding	706,831

Net Asset Value (offering and redemption price per share)	$33.26

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$270,438
Interest	640

Total Investment Income	271,078

Expenses:
Advisory fees	97,568
Management services fees	19,514
Administration fees	4,029
Transfer agency fees	3,943
Administrative services fees	65,037
Distribution fees	32,523
Custody fees	6,305
Fund accounting fees	5,617
Trustee fees	154
Compliance services fees	308
Other fees	7,456

Total Expenses	242,454

Net Investment Income (Loss)	28,624

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,212,572)
Change in net unrealized appreciation/depreciation on investments	(2,196,148)

Net Realized and Unrealized Gains (Losses) on Investments	(3,408,720)

Change in Net Assets Resulting from Operations	$(3,380,096)

See accompanying notes to the financial statements.

135

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$28,624	$13,386
Net realized gains (losses) on investments	(1,212,572)	(804,581)
Change in net unrealized appreciation/depreciation on investments	(2,196,148)	591,397

Change in net assets resulting from operations	(3,380,096)	(199,798)

Distributions to Shareholders From:
Net investment income	—	(73,537)
Net realized gains on investments	—	(662,989)

Change in net assets resulting from distributions	—	(736,526)

Capital Transactions:
Proceeds from shares issued	91,727,530	194,054,607
Dividends reinvested	—	736,526
Cost of shares redeemed	(90,451,478)	(219,169,697)

Change in net assets resulting from capital transactions	1,276,052	(24,378,564)

Change in net assets	(2,104,044)	(25,314,888)
Net Assets:
Beginning of period	25,613,858	50,928,746

End of period	$23,509,814	$25,613,858

Accumulated net investment income (loss)	$42,010	$13,386

Share Transactions:
Issued	2,551,022	5,810,356
Reinvested	—	21,128
Redeemed	(2,552,159)	(6,632,800)

Change in shares	(1,137)	(801,316)

See accompanying notes to the financial statements.

136

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$36.18		$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss) (b)	0.04		0.02	0.22	0.23
Net realized and unrealized gains (losses) on investments	(2.96)		3.40 (c)	7.88	(4.57)

Total income (loss) from investment activities	(2.92)		3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.10)	(0.02)	—
Net realized gains on investments	—		(0.88)	—	—

Total distributions	—		(0.98)	(0.02)	—

Net Asset Value, End of Period	$33.26		$36.18	$33.74	$25.66

Total Return	(8.07	)% (d)	10.22%	31.58%	(14.47	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		1.96%	2.03%	2.21%
Net expenses (e)	1.87%		1.96%	1.97%	1.98%
Net investment income (loss) (e)	0.22%		0.06%	0.75%	1.25%

Supplemental Data:
Net assets, end of period (000’s)	$23,510		$25,614	$50,929	$3,851
Portfolio turnover rate (f)	338	% (d)	783%	1,009%	2,498	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

137

PROFUNDS VP
ProFund VP Biotechnology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	89%
Swap Agreements	11%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Biotechnology - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	June 30, 2005
(unaudited)

Common Stocks (88.7%)
	Shares	Value

Abgenix, Inc. * (Pharmaceuticals)	5,974	$51,257
Albany Molecular Research, Inc. * (Commercial Services)	1,648	23,072
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,060	47,462
Amgen, Inc. * (Biotechnology)	72,050	4,356,142
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	7,210	150,905
Applera Corp.—Celera Genomics Group * (Biotechnology)	5,562	61,015
Biogen Idec, Inc. * (Biotechnology)	24,062	828,936
Celgene Corp. * (Biotechnology)	12,566	512,316
Cell Genesys, Inc. * (Biotechnology)	3,502	18,736
Cell Therapeutics, Inc. * (Pharmaceuticals)	4,738	12,840
Charles River Laboratories International, Inc. * (Biotechnology)	4,738	228,609
Chiron Corp. * (Biotechnology)	8,446	294,681
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	4,120	54,260
CuraGen Corp. * (Biotechnology)	3,090	15,883
CV Therapeutics, Inc. * (Pharmaceuticals)	2,678	60,041
Delta & Pine Land Co. (Agriculture)	2,884	72,273
Enzo Biochem, Inc. * (Biotechnology)	2,472	44,323
Enzon, Inc. * (Biotechnology)	3,296	21,358
Genentech, Inc. * (Biotechnology)	35,638	2,861,018
Genzyme Corp.—General Division * (Biotechnology)	13,164	791,025
Gilead Sciences, Inc. * (Pharmaceuticals)	33,166	1,458,973
Human Genome Sciences, Inc. * (Biotechnology)	10,094	116,889
ICOS Corp. * (Biotechnology)	4,532	95,942
ImClone Systems, Inc. * (Pharmaceuticals)	5,150	159,496
Incyte Genomics, Inc. * (Biotechnology)	6,386	45,660
InterMune, Inc. * (Biotechnology)	2,060	26,862
Invitrogen Corp. * (Biotechnology)	4,120	343,155
Lexicon Genetics, Inc. * (Biotechnology)	3,296	16,282
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	5,768	40,088
Maxygen, Inc. * (Biotechnology)	2,060	14,132
Medarex, Inc. * (Pharmaceuticals)	8,446	70,355
MedImmune, Inc. * (Biotechnology)	19,158	511,902
Millennium Pharmaceuticals, Inc. * (Biotechnology)	23,690	219,606
Myriad Genetics, Inc. * (Biotechnology)	2,266	35,463
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,532	69,022
Nektar Therapeutics * (Biotechnology)	6,592	111,009
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	2,884	121,301
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	2,884	32,733
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,472	59,031
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	3,502	143,127
Protein Design Labs, Inc. * (Biotechnology)	8,240	166,530
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,884	24,197
Savient Pharmaceuticals, Inc. * (Biotechnology)	4,738	20,895
Techne Corp. * (Healthcare-Products)	2,884	132,404
Telik, Inc. * (Biotechnology)	3,914	63,642
Thermo Electron Corp. * (Electronics)	12,360	332,113
Transkaryotic Therapies, Inc. * (Biotechnology)	1,854	67,819
Trimeris, Inc. * (Pharmaceuticals)	1,236	12,335
United Therapeutics Corp. * (Pharmaceuticals)	1,648	79,434
Varian, Inc. * (Electronics)	2,678	101,202
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,004	117,947
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	4,532	126,443
Waters Corp. * (Electronics)	9,064	336,909

TOTAL COMMON STOCKS
(Cost $12,263,402)		15,779,050

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $23,002 (Collateralized by $24,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $24,107)	$23,000	23,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,000)		23,000

TOTAL INVESTMENT SECURITIES
(Cost $12,286,402)—88.8%		15,802,050
Net other assets (liabilities)—11.2%		2,001,038

NET ASSETS—100.0%		$17,803,088

* Non-income producing security

See accompanying notes to the financial statements.

138

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	June 30, 2005
(unaudited)

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 7/5/05 (Underlying notional amount at value $1,985,572)	19,856	$(81)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Agriculture	0.4%
Biotechnology	68.0%
Commercial Services	0.1%
Electronics	4.3%
Healthcare-Products	0.7%
Pharmaceuticals	15.2%
Other **	11.3%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

139

PROFUNDS VP
ProFund VP Biotechnology
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $12,263,402)	$15,779,050
Repurchase agreements, at cost	23,000

Total Investment Securities	15,802,050
Cash	341
Dividends and interest receivable	2
Receivable for investments sold	2,004,687
Receivable for capital shares issued	1,761,564
Prepaid expenses	167

Total Assets	19,568,811

Liabilities:
Payable for investments purchased	1,728,410
Unrealized depreciation on swap agreements	81
Advisory fees payable	10,606
Management services fees payable	2,121
Administration fees payable	449
Administrative services fees payable	7,068
Distribution fees payable	3,541
Trustee fees payable	3
Transfer agency fees payable	483
Fund accounting fees payable	691
Compliance services fees payable	69
Other accrued expenses	12,201

Total Liabilities	1,765,723

Net Assets	$17,803,088

Net Assets consist of:
Capital	$28,718,535
Accumulated net investment income (loss)	(163,091)
Accumulated net realized gains (losses) on investments	(14,267,923)
Net unrealized appreciation (depreciation) on investments	3,515,567

Net Assets	$17,803,088

Shares of Beneficial Interest Outstanding	949,626

Net Asset Value (offering and redemption price per share)	$18.75

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$1,351
Dividends	733

Total Investment Income	2,084

Expenses:
Advisory fees	62,566
Management services fees	12,513
Administration fees	3,079
Transfer agency fees	3,902
Administrative services fees	41,693
Distribution fees	20,855
Custody fees	7,415
Fund accounting fees	5,546
Trustee fees	119
Compliance services fees	304
Other fees	7,183

Total Expenses	165,175

Net Investment Income (Loss)	(163,091)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,411,023)
Net realized gains (losses) on swap agreements	(63,262)
Change in net unrealized appreciation/depreciation on investments	832,725

Net Realized and Unrealized Gains (Losses) on Investments	(641,560)

Change in Net Assets Resulting from Operations	$(804,651)

See accompanying notes to the financial statements.

140

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(163,091)	$(379,073)
Net realized gains (losses) on investments	(1,474,285)	3,504,585
Change in net unrealized appreciation/depreciation on investments	832,725	(2,824,115)

Change in net assets resulting from operations	(804,651)	301,397

Distributions to Shareholders From:
Net realized gains on investments	—	(3,036,159)

Change in net assets resulting from distributions	—	(3,036,159)

Capital Transactions:
Proceeds from shares issued	76,960,628	153,378,600
Dividends reinvested	—	3,036,159
Cost of shares redeemed	(83,185,059)	(143,190,128)

Change in net assets resulting from capital transactions	(6,224,431)	13,224,631

Change in net assets	(7,029,082)	10,489,869
Net Assets:
Beginning of period	24,832,170	14,342,301

End of period	$17,803,088	$24,832,170

Accumulated net investment income (loss)	$(163,091)	$—

Share Transactions:
Issued	4,285,769	7,033,612
Reinvested	—	168,488
Redeemed	(4,630,848)	(6,560,589)

Change in shares	(345,079)	641,511

See accompanying notes to the financial statements.

141

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$19.18		$21.96	$15.17	$25.44	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.18)		(0.41)	(0.37)	(0.35)	(0.48)
Net realized and unrealized gains (losses) on investments	(0.25)		2.25	6.62	(9.19)	4.08

Total income (loss) from investment activities	(0.43)		1.84	6.25	(9.54)	4.56

Distributions to Shareholders From:
Net realized gains on investments	—		(4.62)	—	(0.19)	—

Net Asset Value, End of Period	$18.75		$19.18	$21.96	$15.17	$25.44

Total Return	(2.24	)% (c)	9.73%	39.78%	(37.51)%	(15.20	)% (c)

Ratio to Average Net Assets:
Gross expenses (d)	1.98%		1.98%	2.04%	2.16%	2.03%
Net expenses (d)	1.98%		1.98%	1.98%	1.98%	2.03%
Net investment income (loss) (d)	(1.96)%		(1.88)%	(1.87)%	1.91%	(1.98)%

Supplemental Data:
Net assets, end of period (000’s)	$17,803		$24,832	$14,342	$14,246	$44,247
Portfolio turnover rate (e)	497	% (c)	788%	848%	1,049%	1,044	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods - Composition
% of Index

Household Goods	23.81%
Beverages	20.58%
Personal Goods	16.31%
Food Producers	13.74%
Tobacco	12.72%
Automobiles & Parts	7.29%
Leisure Goods	5.55%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2005
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Activision, Inc. (Software)	1,273	$21,030
Actuant Corp. * (Miscellaneous Manufacturing)	201	9,636
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	536	23,225
Altria Group, Inc. (Agriculture)	13,333	862,111
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	268	6,772
American Italian Pasta Co. (Food)	134	2,817
Anheuser-Busch Cos., Inc. (Beverages)	5,025	229,894
Archer-Daniels-Midland Co. (Agriculture)	3,886	83,082
ArvinMeritor, Inc. (Auto Parts & Equipment)	469	8,344
Avon Products, Inc. (Cosmetics/Personal Care)	3,082	116,654
Beazer Homes USA, Inc. (Home Builders)	268	15,316
Black & Decker Corp. (Hand/Machine Tools)	536	48,160
Blyth, Inc. (Household Products/Wares)	201	5,638
BorgWarner, Inc. (Auto Parts & Equipment)	335	17,979
Briggs & Stratton Corp. (Machinery-Diversified)	335	11,598
Brown-Forman Corp. (Beverages)	268	16,203
Brunswick Corp. (Leisure Time)	603	26,122
Bunge, Ltd. (Agriculture)	737	46,726
Callaway Golf Co. (Leisure Time)	402	6,203
Campbell Soup Co. (Food)	1,675	51,540
Centex Corp. (Home Builders)	804	56,819
Champion Enterprises, Inc. * (Home Builders)	469	4,662
Chiquita Brands International, Inc. (Food)	268	7,359
Church & Dwight, Inc. (Household Products/Wares)	402	14,552
Cintas Corp. (Textiles)	871	33,620
Clorox Co. (Household Products/Wares)	1,005	55,999
Coach, Inc. * (Apparel)	2,479	83,221
Coca-Cola Co. (Beverages)	14,472	604,205
Coca-Cola Enterprises, Inc. (Beverages)	1,608	35,392
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,417	170,542
ConAgra Foods, Inc. (Food)	3,417	79,138
Constellation Brands, Inc. * (Beverages)	1,273	37,554
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	402	7,465
Corn Products International, Inc. (Food)	469	11,143
D.R. Horton, Inc. (Home Builders)	1,809	68,037
Dana Corp. (Auto Parts & Equipment)	1,005	15,085
Dean Foods Co. * (Food)	938	33,055
Del Monte Foods Co. * (Food)	1,273	13,710
Delphi Corp. (Auto Parts & Equipment)	3,216	14,954
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	201	16,361
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,876	50,371
Electronic Arts, Inc. * (Software)	1,943	109,994
Energizer Holdings, Inc. * (Electrical Components & Equipment)	469	29,158
Ethan Allen Interiors, Inc. (Home Furnishings)	201	6,736
Fleetwood Enterprises, Inc. * (Home Builders)	335	3,400
Flowers Foods, Inc. (Food)	268	9,476
Ford Motor Co. (Auto Manufacturers)	11,457	117,320
Fossil, Inc. * (Household Products/Wares)	268	6,084
Furniture Brands International, Inc. (Home Furnishings)	335	7,239
G & K Services, Inc. (Textiles)	134	5,056
Garmin, Ltd. (Electronics)	402	17,186
General Mills, Inc. (Food)	2,345	109,722
General Motors Corp. (Auto Manufacturers)	2,747	93,398
Gentex Corp. (Electronics)	1,005	18,291
Genuine Parts Co. (Distribution/Wholesale)	1,139	46,802
Georgia Pacific Corp. (Forest Products & Paper)	1,474	46,873
Gillette Co. (Cosmetics/Personal Care)	5,896	298,514
Hain Celestial Group, Inc. * (Food)	201	3,920
Harley-Davidson, Inc. (Leisure Time)	1,876	93,049
Harman International Industries, Inc. (Home Furnishings)	402	32,706
Hasbro, Inc. (Toys/Games/Hobbies)	1,005	20,894
Heinz (H.J.) Co. (Food)	2,278	80,686
Herman Miller, Inc. (Office Furnishings)	469	14,464
Hershey Foods Corp. (Food)	1,139	70,732
HNI Corp. (Office Furnishings)	335	17,135
Hormel Foods Corp. (Food)	469	13,756
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	201	13,105
Interface, Inc.—Class A * (Office Furnishings)	268	2,157
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	201	3,861
JM Smucker Co. (Food)	402	18,870
Johnson Controls, Inc. (Auto Parts & Equipment)	1,273	71,709
Jones Apparel Group, Inc. (Apparel)	804	24,956
KB Home (Home Builders)	469	35,752
Kellogg Co. (Food)	1,541	68,482
Kellwood Co. (Apparel)	201	5,407
Kenneth Cole Productions, Inc. (Retail)	67	2,085

See accompanying notes to the financial statements.

143

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Kimberly-Clark Corp. (Household Products/Wares)	3,149	$197,095
Kraft Foods, Inc. (Food)	1,675	53,282
La-Z-Boy, Inc. (Home Furnishings)	335	4,881
Lancaster Colony Corp. (Miscellaneous Manufacturing)	201	8,627
Lear Corp. (Auto Parts & Equipment)	469	17,062
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,273	33,836
Lennar Corp.—Class A (Home Builders)	804	51,014
Lennar Corp.—Class B (Home Builders)	67	3,941
Lexar Media, Inc. * (Computers)	469	2,303
Liz Claiborne, Inc. (Apparel)	737	29,303
Loews Corp.—Carolina Group (Agriculture)	469	15,627
M.D.C. Holdings, Inc. (Home Builders)	201	16,532
Martek Biosciences Corp. * (Biotechnology)	201	7,628
Marvel Enterprises, Inc. * (Toys/Games/Hobbies)	536	10,570
Mattel, Inc. (Toys/Games/Hobbies)	2,680	49,044
Maytag Corp. (Home Furnishings)	469	7,345
McCormick & Co., Inc. (Food)	737	24,085
Meritage Homes Corp. * (Home Builders)	134	10,653
Modine Manufacturing Co. (Auto Parts & Equipmentment)	201	6,545
Mohawk Industries, Inc. * (Textiles)	335	27,638
Molson Coors Brewing Co.—Class B (Beverages)	469	29,078
Monaco Coach Corp. (Home Builders)	201	3,455
NBTY, Inc. * (Pharmaceuticals)	402	10,428
Newell Rubbermaid, Inc. (Housewares)	1,809	43,127
NIKE, Inc.—Class B (Apparel)	1,139	98,638
Nu Skin Enterprises, Inc. (Retail)	335	7,806
NVR, Inc. * (Home Builders) *	67	54,270
Oakley, Inc. (Health Care Products)	201	3,423
Pentair, Inc. (Miscellaneous Manufacturing)	670	28,683
PepsiAmericas, Inc. (Beverages)	469	12,035
PepsiCo, Inc. (Beverages)	10,988	592,582
Phillips-Van Heusen Corp. (Apparel)	201	6,571
Polaris Industries, Inc. (Leisure Time)	268	14,472
Polo Ralph Lauren Corp. (Apparel)	402	17,330
Procter & Gamble Co. (Cosmetics/Personal Care)	16,415	865,891
Pulte Homes, Inc. (Home Builders)	670	56,448
Quiksilver, Inc. * (Apparel)	737	11,777
Ralcorp Holdings, Inc. (Food)	201	8,271
Reebok International, Ltd. (Apparel)	335	14,013
Reynolds American, Inc. (Agriculture)	536	42,237
Russell Corp. (Apparel)	201	4,110
Sara Lee Corp. (Food)	5,159	102,199
SCP Pool Corp. (Distribution/Wholesale)	335	11,755
Smithfield Foods, Inc. * (Food)	536	14,617
Snap-on, Inc. (Hand/Machine Tools)	335	11,491
Spectrum Brands, Inc. (Household Products/Wares)	201	6,633
Standard Pacific Corp. (Home Builders)	201	17,678
Steelcase, Inc.—Class A (Office Furnishings)	335	4,640
Superior Industries International, Inc. (Auto Parts & Equipment)	134	3,176
Take-Two Interactive Software, Inc. * (Software)	469	11,936
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	871	34,082
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,139	16,971
The Nautilus Group, Inc. (Leisure Time)	201	5,729
The Pepsi Bottling Group, Inc. (Beverages)	1,005	28,753
The Ryland Group, Inc. (Home Builders)	335	25,416
The Stanley Works (Hand/Machine Tools)	536	24,409
The Stride Rite Corp. (Apparel)	268	3,696
The Timberland Co.—Class A * (Apparel)	335	12,971
Thor Industries, Inc. (Home Builders)	268	8,423
THQ, Inc. * (Software)	268	7,844
Toll Brothers, Inc. * (Home Builders)	335	34,019
Tommy Hilfiger Corp. * (Apparel)	603	8,297
Tootsie Roll Industries, Inc. (Food)	134	3,920
TreeHouse Foods, Inc. (Food)	201	5,731
Tupperware Corp. (Household Products/Wares)	335	7,829
Tyson Foods, Inc.—Class A (Food)	1,541	27,430
Unifi, Inc. * (Apparel)	335	1,420
Universal Corp. (Agriculture)	134	5,867
UST, Inc. (Agriculture)	1,072	48,947
V.F. Corp. (Apparel)	603	34,504
Visteon Corp. (Auto Parts & Equipment)	871	5,252
WCI Communities, Inc. * (Home Builders)	268	8,584
WD-40 Co. (Household Products/Wares)	134	3,743
Weight Watchers International, Inc. * (Commercial Services)	268	13,831
Whirlpool Corp. (Home Furnishings)	402	28,184
Winnebago Industries, Inc. (Home Builders)	201	6,583
Wolverine World Wide, Inc. (Apparel)	402	9,652
Wrigley (Wm.) Jr. Co. (Food)	871	59,960
Yankee Candle Co., Inc. * (Household Products/Wares)	268	8,603

TOTAL COMMON STOCKS
(Cost $6,641,930)		7,717,700

TOTAL INVESTMENT SECURITIES
(Cost $6,641,930)—99.8%		7,717,700
Net other assets (liabilities)—0.2%		17,786

NET ASSETS—100.0%		$7,735,486

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	14.3%
Apparel	4.7%
Auto Manufacturers	2.7%
Auto Parts & Equipment	2.5%
Beverages	20.5%
Biotechnology	0.1%
Commercial Services	0.2%
Computers	NM
Cosmetics/Personal Care	19.5%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Food	11.5%
Forest Products & Paper	0.6%
Hand/Machine Tools	1.1%
Healthcare-Products	NM
Home Builders	6.4%
Home Furnishings	1.1%
Household Products/Wares	4.0%
Housewares	0.6%
Leisure Time	1.9%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.5%
Pharmaceuticals	0.1%

See accompanying notes to the financial statements.

144

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2005
(unaudited)

Retail	0.1%
Software	1.9%
Textiles	0.9%
Toys/Games/Hobbies	1.1%
Other **	0.2%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

145

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $6,641,930)	$7,717,700
Dividends and interest receivable	21,050
Receivable for investments sold	115,156
Prepaid expenses	89

Total Assets	7,853,995

Liabilities:
Cash overdraft	52,344
Payable for capital shares redeemed	48,856
Advisory fees payable	5,122
Management services fees payable	1,024
Administration fees payable	217
Administrative services fees payable	3,419
Distribution fees payable	1,707
Trustee fees payable	1
Transfer agency fees payable	233
Fund accounting fees payable	415
Compliance services fees payable	33
Other accrued expenses	5,138

Total Liabilities	118,509

Net Assets	$7,735,486

Net Assets consist of:
Capital	$8,989,993
Accumulated net investment income (loss)	35,708
Accumulated net realized gains (losses) on investments	(2,365,985)
Net unrealized appreciation (depreciation) on investments	1,075,770

Net Assets	$7,735,486

Shares of Beneficial Interest Outstanding	262,980

Net Asset Value (offering and redemption price per share)	$29.41

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$137,785
Interest	312

Total Investment Income	138,097

Expenses:
Advisory fees	52,113
Management services fees	10,423
Administration fees	1,762
Transfer agency fees	1,833
Administrative services fees	34,753
Distribution fees	17,371
Custody fees	12,382
Fund accounting fees	3,071
Trustee fees	50
Compliance services fees	105
Other fees	3,715

Total Expenses	137,578

Net Investment Income (Loss)	519

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(96,169)
Change in net unrealized appreciation/depreciation on investments	106,694

Net Realized and Unrealized Gains (Losses) on Investments	10,525

Change in Net Assets Resulting from Operations	$11,044

See accompanying notes to the financial statements.

146

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$519	$35,189
Net realized gains (losses) on investments	(96,169)	(799,935)
Change in net unrealized appreciation/depreciation on investments	106,694	496,433

Change in net assets resulting from operations	11,044	(268,313)

Distributions to Shareholders From:
Net investment income	—	(5,023)
Net realized gains on investments	—	(384,349)

Change in net assets resulting from distributions	—	(389,372)

Capital Transactions:
Proceeds from shares issued	57,464,287	230,858,611
Dividends reinvested	—	389,372
Cost of shares redeemed	(59,710,256)	(223,026,191)

Change in net assets resulting from capital transactions	(2,245,969)	8,221,792

Change in net assets	(2,234,925)	7,564,107
Net Assets:
Beginning of period	9,970,411	2,406,304

End of period	$7,735,486	$9,970,411

Accumulated net investment income (loss)	$35,708	$35,189

Share Transactions:
Issued	1,926,910	7,566,309
Reinvested	—	13,734
Redeemed	(1,996,318)	(7,329,148)

Change in shares	(69,408)	250,895

See accompanying notes to the financial statements.

147

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$30.00		$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss) (b)	—	(c)	0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	(0.59	) (d)	2.54 (d)	4.59	(4.93)

Total income (loss) from investment activities	(0.59)		2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.21)	—
Net realized gains on investments	—		(2.11)	—	—

Total distributions	—		(2.14)	(0.21)	—

Net Asset Value, End of Period	$29.41		$30.00	$29.53	$25.11

Total Return	(1.97	)% (e)	9.26%	18.46%	(16.30	)% (e)

Ratios to Average Net Assets:
Gross expenses (f)	1.98%		1.99%	2.33%	2.10%
Net expenses (f)	1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (f)	0.01%		0.24%	0.13%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$7,735		$9,970	$2,406	$4,952
Portfolio turnover rate (g)	516	% (e)	1,547%	1,472%	1,057	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

148

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services - Composition
% of Index

General Retailers	42.73%
Media	30.22%
Travel & Leisure	15.74%
Food & Drug Retailers	11.31%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2005
(unaudited)

Common Stocks (101.6%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	295	$20,267
Accredo Health, Inc. * (Pharmaceuticals)	177	8,036
Adesa, Inc. (Commercial Services)	295	6,422
Advance Auto Parts, Inc. * (Retail)	236	15,234
ADVO, Inc. (Advertising)	118	3,758
Aeropostale, Inc. * (Retail)	177	5,947
AirTran Holdings, Inc. * (Airlines)	295	2,723
Alaska Air Group, Inc. * (Airlines)	59	1,755
Albertson’s, Inc. (Food)	1,062	21,962
Amazon.com, Inc. * (Internet)	1,003	33,179
American Eagle Outfitters, Inc. (Retail)	413	12,658
American Greetings Corp.—Class A (Household Products/Wares)	236	6,254
AmerisourceBergen Corp. (Pharmaceuticals)	354	24,479
AMR Corp. * (Airlines)	531	6,430
Andrx Group * (Pharmaceuticals)	236	4,793
AnnTaylor Stores Corp. * (Retail)	236	5,730
Apollo Group, Inc.—Class A * (Commercial Services)	531	41,535
Applebee’s International, Inc. (Retail)	295	7,815
Aramark Corp. (Commercial Services)	354	9,346
Arbitron, Inc. (Commercial Services)	118	5,062
Argosy Gaming Co. * (Entertainment)	118	5,500
AutoNation, Inc. * (Retail)	649	13,317
AutoZone, Inc. * (Retail)	236	21,821
Avid Technology, Inc. * (Software)	118	6,287
Aztar Corp. * (Lodging)	118	4,042
Barnes & Noble, Inc. * (Retail)	177	6,868
Bed Bath & Beyond, Inc. * (Retail)	1,003	41,905
Belo Corp.—Class A (Media)	354	8,485
Best Buy Co., Inc. (Retail)	885	60,667
Big Lots, Inc. * (Retail)	413	5,468
BJ’s Wholesale Club, Inc. * (Retail)	236	7,668
Blockbuster, Inc.—Class A (Retail)	354	3,228
Bob Evans Farms, Inc. (Retail)	118	2,752
Borders Group, Inc. (Retail)	236	5,973
Boyd Gaming Corp. (Lodging)	177	9,050
Brinker International, Inc. * (Retail)	295	11,815
Cablevision Systems New York Group * (Media)	649	20,898
Cardinal Health, Inc. (Pharmaceuticals)	1,475	84,931
Career Education Corp. * (Commercial Services)	354	12,960
Carmax, Inc. * (Retail)	354	9,434
Carnival Corp. (Leisure Time)	1,475	80,462
Casey’s General Stores, Inc. (Retail)	177	3,508
Catalina Marketing Corp. (Advertising)	177	4,498
CBRL Group, Inc. (Retail)	177	6,878
CDW Corp. (Distribution/Wholesale)	236	13,473
CEC Entertainment, Inc. * (Retail)	118	4,967
Cendant Corp. (Commercial Services)	3,599	80,511
Charming Shoppes, Inc. * (Retail)	354	3,303
Cheesecake Factory, Inc. * (Retail)	236	8,196
Chemed Corp. (Commercial Services)	59	2,412
Chico’s FAS, Inc. * (Retail)	590	20,225
Christopher & Banks Corp. (Retail)	118	2,155
Circuit City Stores, Inc. (Retail)	649	11,221
Claire’s Stores, Inc. (Retail)	295	7,095
Clear Channel Communications, Inc. (Media)	1,711	52,921
CNET Networks, Inc. * (Internet)	472	5,541
Comcast Corp.—Special Class A * (Media)	7,198	220,979
Continental Airlines, Inc.—Class B * (Airlines)	236	3,134
Copart, Inc. * (Retail)	236	5,617
Corinthian Colleges, Inc. * (Commercial Services)	295	3,767
Costco Wholesale Corp. (Retail)	1,593	71,398
CVS Corp. (Retail)	2,773	80,611
Darden Restaurants, Inc. (Retail)	531	17,512
DeVry, Inc. * (Commercial Services)	236	4,696
Dex Media, Inc. (Media)	354	8,641
Dillards, Inc.—Class A (Retail)	236	5,527
DIRECTV Group, Inc. * (Media)	3,127	48,469
Dollar General Corp. (Retail)	1,003	20,421
Dollar Tree Stores, Inc. * (Retail)	354	8,496
DoubleClick, Inc. * (Internet)	413	3,465
Dow Jones & Co., Inc. (Media)	177	6,275
DreamWorks Animation SKG, Inc.—Class A * (Entertainment)	177	4,637
Dun & Bradstreet Corp. * (Software)	236	14,549
eBay, Inc. * (Internet)	3,363	111,013
EchoStar Communications Corp.—Class A (Media)	767	23,125
Education Management Corp. * (Commercial Services)	236	7,960
Entercom Communications Corp. * (Media)	177	5,892
FactSet Research Systems, Inc. (Computers)	118	4,229
Family Dollar Stores, Inc. (Retail)	531	13,859
Fastenal Co. (Distribution/Wholesale)	236	14,458
Federated Department Stores, Inc. (Retail)	590	43,235
Foot Locker, Inc. (Retail)	531	14,454
GameStop Corp.—Class B * (Retail)	118	3,528
Gannett Co., Inc. (Media)	885	62,950

See accompanying notes to the financial statements.

149

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Gaylord Entertainment Co. * (Lodging)	118	$5,486
Gemstar-TV Guide International, Inc. * (Media)	826	2,965
Genesco, Inc. * (Retail)	59	2,188
Getty Images, Inc. * (Advertising)	177	13,144
GTECH Holdings Corp. (Entertainment)	413	12,076
Guitar Center, Inc. * (Retail)	59	3,444
H & R Block, Inc. (Commercial Services)	531	30,984
Harrah’s Entertainment, Inc. (Lodging)	590	42,520
Harte-Hanks, Inc. (Advertising)	177	5,262
Hilton Hotels Corp. (Lodging)	1,239	29,550
Home Depot, Inc. (Retail)	7,493	291,477
Hot Topic, Inc. * (Retail)	177	3,384
IHOP Corp. (Retail)	59	2,560
Interactive Data Corp. (Commercial Services)	118	2,452
InterActiveCorp. * (Internet)	1,711	41,150
International Game Technology (Entertainment)	1,180	33,218
International Speedway Corp. (Entertainment)	118	6,639
Interpublic Group of Cos., Inc. * (Advertising)	1,416	17,247
ITT Educational Services, Inc. * (Commercial Services)	177	9,455
J.C. Penney Co., Inc. (Holding Company) (Retail)	826	43,431
Jack in the Box, Inc. * (Retail)	118	4,475
JetBlue Airways Corp. * (Airlines)	354	7,236
John Wiley & Sons, Inc. (Media)	118	4,688
Knight-Ridder, Inc. (Media)	236	14,476
Kohls Corp. * (Retail)	1,003	56,078
Kroger Co. * (Food)	2,478	47,156
La Quinta Corp. * (Lodging)	708	6,606
Lamar Advertising Co. * (Advertising)	295	12,617
Laureate Education, Inc. * (Commercial Services)	177	8,471
Lee Enterprises, Inc. (Media)	118	4,731
Liberty Global, Inc.—Class A * (Media)	708	33,042
Liberty Corp.—Class A * (Media)	8,791	89,580
Limited, Inc. (Retail)	1,180	25,276
Linens‘n Things, Inc. * (Retail)	177	4,188
Longs Drug Stores Corp. (Retail)	118	5,080
Lowe’s Cos., Inc. (Retail)	2,360	137,399
Marriott International, Inc.—Class A (Lodging)	649	44,274
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	118	4,597
May Department Stores Co. (Retail)	1,003	40,280
McClatchy Co. (Media)	59	3,861
McDonald’s Corp. (Retail)	4,307	119,519
McGraw-Hill Cos., Inc. (Media)	1,298	57,437
McKesson Corp. (Commercial Services)	944	42,282
Media General, Inc.—Class A (Media)	59	3,821
Meredith Corp. (Media)	118	5,789
MGM Grand, Inc. * (Commercial Services)	413	16,347
Michaels Stores, Inc. (Retail)	472	19,527
NAVTEQ * (Software)	295	10,968
News Corp.—Class A (Media)	8,614	139,375
Nordstrom, Inc. (Retail)	413	28,072
O’Reilly Automotive, Inc. * (Retail)	354	10,553
Office Depot, Inc. * (Retail)	1,062	24,256
OfficeMax, Inc. (Retail)	236	7,026
Omnicare, Inc. (Pharmaceuticals)	354	15,020
Omnicom Group, Inc. (Advertising)	649	51,829
Outback Steakhouse, Inc. (Retail)	236	10,677
P.F. Chang’s China Bistro, Inc. * (Retail)	59	3,480
Pacific Sunwear of California, Inc. * (Retail)	236	5,426
Panera Bread Co.—Class A * (Retail)	118	7,326
Payless ShoeSource, Inc. * (Retail)	236	4,531
Penn National Gaming * (Entertainment)	236	8,614
Pep Boys-Manny, Moe & Jack (Retail)	177	2,397
Performance Food Group Co. * (Food)	177	5,347
PETCO Animal Supplies, Inc. * (Retail)	118	3,460
Petsmart, Inc. (Retail)	472	14,325
Pier 1 Imports, Inc. (Retail)	295	4,186
Pinnacle Entertainment, Inc. * (Entertainment)	118	2,308
Pixar Animation Studios * (Software)	177	8,859
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	118	2,992
R.H. Donnelley Corp. * (Advertising)	118	7,314
Radio One, Inc. * (Media)	236	3,014
RadioShack Corp. (Retail)	531	12,303
Reader’s Digest Association, Inc. (Media)	295	4,868
Regis Corp. (Retail)	177	6,917
Rent-A-Center, Inc. * (Commercial Services)	236	5,496
Rite Aid Corp. * (Retail)	1,534	6,412
Ross Stores, Inc. (Retail)	531	15,351
Royal Caribbean Cruises, Ltd. (Leisure Time)	354	17,119
Ruby Tuesday, Inc. (Retail)	236	6,112
Sabre Holdings Corp. (Leisure Time)	472	9,416
Safeway, Inc. (Food)	1,534	34,653
Saks, Inc. * (Retail)	413	7,835
Scholastic Corp. * (Media)	118	4,549
Scientific Games Corp. * (Entertainment)	236	6,355
Sears Holdings Corp. * (Retail)	354	53,054
Service Corp. International (Commercial Services)	1,062	8,517
Shopko Stores, Inc. * (Retail)	118	2,869
Sirius Satellite Radio, Inc. * (Media)	4,071	26,380
SkyWest, Inc. (Airlines)	177	3,218
Sonic Corp. * (Retail)	177	5,404
Southwest Airlines Co. (Airlines)	2,419	33,697
Staples, Inc. (Retail)	2,537	54,089
Starbucks Corp. * (Retail)	1,357	70,103
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	708	41,468
Station Casinos, Inc. (Lodging)	177	11,753
Strayer Education, Inc. (Commercial Services)	59	5,089
SuperValu, Inc. (Food)	472	15,392
Sysco Corp. (Food)	2,183	79,003
Target Corp. (Retail)	2,714	147,669
Telewest Global, Inc. * (Telecommunications)	826	18,816
The Children’s Place Retail Stores, Inc. * (Retail)	59	2,754
The E.W. Scripps Co.—Class A (Media)	295	14,396
The Gap, Inc. (Retail)	2,183	43,114
The Men’s Wearhouse, Inc. * (Retail)	177	6,094
The Neiman Marcus Group, Inc.—Class A (Retail)	118	11,437
The New York Times Co.—Class A (Media)	472	14,703
The ServiceMaster Co. (Commercial Services)	1,003	13,430
The Sports Authority, Inc. * (Retail)	59	1,876
The Talbots, Inc. (Retail)	59	1,916
Tiffany & Co. (Retail)	472	15,463
Time Warner, Inc. * (Media)	14,986	250,415
TJX Cos., Inc. (Retail)	1,652	40,226
Toys R Us, Inc. * (Retail)	708	18,748
Tractor Supply Co. * (Retail)	118	5,794
Tribune Co. (Media)	708	24,907
Tuesday Morning Corp. (Retail)	118	3,719
Univision Communications, Inc.—Class A * (Media)	885	24,382
Urban Outfitters, Inc. * (Retail)	177	10,034
Valassis Communications, Inc. * (Commercial Services)	177	6,558
VCA Antech, Inc. * (Pharmaceuticals)	295	7,154
Viacom, Inc.—Class B (Media)	4,838	154,913
Wal-Mart Stores, Inc. (Retail)	8,909	429,413
Walgreen Co. (Retail)	3,481	160,091
Walt Disney Co. (Media)	6,962	175,303
Washington Post Co.—Class B (Media)	59	49,267
Wendy’s International, Inc. (Retail)	413	19,679
Westwood One, Inc. (Media)	236	4,821
Whole Foods Market, Inc. (Food)	236	27,919
Williams Sonoma, Inc. * (Retail)	295	11,673

See accompanying notes to the financial statements.

150

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Wynn Resorts, Ltd. * (Lodging)	236	$11,156
XM Satellite Radio Holdings, Inc.—Class A * (Media)	708	23,831
YUM! Brands, Inc. (Retail)	1,003	52,236
Zale Corp. * (Retail)	177	5,609

TOTAL COMMON STOCKS
(Cost $4,966,709)		5,882,475

TOTAL INVESTMENT SECURITIES
(Cost $4,966,709)—101.6%		5,882,475
Net other assets (liabilities)—(1.6)%		(93,414)

NET ASSETS—100.0%		$5,789,061

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	2.0%
Airlines	1.0%
Commercial Services	5.6%
Computers	0.1%
Distribution/Wholesale	0.5%
Entertainment	1.4%
Food	4.0%
Household Products/Wares	0.1%
Internet	3.4%
Leisure Time	1.8%
Lodging	3.6%
Media	27.5%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.5%
Retail	47.0%
Software	0.7%
Telecommunications	0.3%
Other **	(1.6)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

151

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $4,966,709)	$5,882,475
Dividends and interest receivable	2,871
Receivable for investments sold	597,412
Prepaid expenses	19

Total Assets	6,482,777

Liabilities:
Cash overdraft	3,880
Payable for capital shares redeemed	682,718
Advisory fees payable	1,577
Management services fees payable	316
Administration fees payable	172
Administrative services fees payable	2,706
Distribution fees payable	1,352
Trustee fees payable	1
Transfer agency fees payable	185
Fund accounting fees payable	388
Compliance services fees payable	26
Other accrued expenses	395

Total Liabilities	693,716

Net Assets	$5,789,061

Net Assets consist of:
Capital	$6,760,198
Accumulated net investment income (loss)	(42,140)
Accumulated net realized gains (losses) on investments	(1,844,763)
Net unrealized appreciation (depreciation) on investments	915,766

Net Assets	$5,789,061

Shares of Beneficial Interest Outstanding	202,297

Net Asset Value (offering and redemption price per share)	$28.62

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$20,912
Interest	796

Total Investment Income	21,708

Expenses:
Advisory fees	24,185
Management services fees	4,837
Administration fees	984
Transfer agency fees	836
Administrative services fees	16,122
Distribution fees	8,062
Custody fees	12,902
Fund accounting fees	1,766
Trustee fees	25
Compliance services fees	60
Other fees	2,020

Total Gross Expenses before reductions	71,799
Less Expenses reduced by the Advisor	(7,951)

Total Net Expenses	63,848

Net Investment Income (Loss)	(42,140)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(439,676)
Change in net unrealized appreciation/depreciation on investments	17,939

Net Realized and Unrealized Gains (Losses) on Investments	(421,737)

Change in Net Assets Resulting from Operations	$(463,877)

See accompanying notes to the financial statements.

152

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(42,140)	$(50,864)
Net realized gains (losses) on investments	(439,676)	158,626
Change in net unrealized appreciation/depreciation on investments	17,939	262,889

Change in net assets resulting from operations	(463,877)	370,651

Capital Transactions:
Proceeds from shares issued	38,004,689	65,767,620
Cost of shares redeemed	(43,629,428)	(58,038,086)

Change in net assets resulting from capital transactions	(5,624,739)	7,729,534

Change in net assets	(6,088,616)	8,100,185
Net Assets:
Beginning of period	11,877,677	3,777,492

End of period	$5,789,061	$11,877,677

Accumulated net investment income (loss)	$(42,140)	$—

Share Transactions:
Issued	1,323,839	2,327,653
Redeemed	(1,517,630)	(2,067,097)

Change in shares	(193,791)	260,556

See accompanying notes to the financial statements.

153

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$29.99		$27.87	$21.98	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.19)		(0.29)	(0.30)	(0.17)
Net realized and unrealized gains (losses) on investments	(1.18)		2.41	6.19	(7.85)

Total income (loss) from investment activities	(1.37)		2.12	5.89	(8.02)

Net Asset Value, End of Period	$28.62		$29.99	$27.87	$21.98

Total Return	(4.57	)% (c)	7.61%	26.80%	(26.73	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.23%		2.20%	2.33%	2.65%
Net expenses (d)	1.98%		1.98%	1.96%	1.98%
Net investment income (loss) (d)	(1.31)%		(1.03)%	(1.19)%	(1.08)%

Supplemental Data:
Net assets, end of period (000’s)	$5,789		$11,878	$3,777	$3,439
Portfolio turnover rate (e)	767	% (c)	1,256%	2,100%	2,644	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

154

PROFUNDS VP
ProFund VP Financials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials - Composition
% of Index

Banks	46.29%
General Finance	22.62%
Nonlife Insurance	16.14%
Real Estate	10.14%
Life Insurance	4.81%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks (100.0%)
	Shares	Value

ACE, Ltd. (Insurance)	2,420	$108,537
Affiliated Managers Group, Inc * (Diversified Financial Services)	220	15,033
AFLAC, Inc. (Insurance)	4,180	180,910
Allmerica Financial Corp. * (Insurance)	440	16,320
Allstate Corp. (Insurance)	5,720	341,770
AMB Property Corp. ( REIT)	660	28,664
Ambac Financial Group, Inc. (Insurance)	880	61,389
American Express Co. (Diversified Financial Services)	9,460	503,556
American Financial Realty Trust ( REIT)	1,100	16,918
American International Group, Inc. (Insurance)	19,360	1,124,816
American National Insurance Co. (Insurance)	220	25,232
AmeriCredit Corp. * (Diversified Financial Services)	1,320	33,660
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	2,420	44,988
Amerus Group Co. (Insurance)	440	21,142
AmSouth Bancorp (Banks)	3,080	80,080
Annaly Mortgage Management, Inc. ( REIT)	1,100	19,723
AON Corp. (Insurance)	2,200	55,088
Apartment Investment and Management Co.—Class A ( REIT)	880	36,010
Archstone-Smith Trust ( REIT)	1,760	67,971
Arden Realty Group, Inc. ( REIT)	660	23,747
Arthur J. Gallagher & Co. (Insurance)	880	23,874
Associated Banc-Corp (Banks)	1,100	37,026
Assurant, Inc. (Insurance)	880	31,768
Astoria Financial Corp. (Savings & Loans)	880	25,054
Avalonbay Communities, Inc. ( REIT)	660	53,328
Axis Capital Holdings, Ltd. (Insurance)	880	24,904
BancorpSouth, Inc. (Banks)	660	15,576
Bank of America Corp. (Banks)	34,320	1,565,334
Bank of Hawaii Corp. (Banks)	440	22,330
Bank of New York Co., Inc. (Banks)	6,600	189,948
BB&T Corp. (Banks)	4,620	184,661
Bear Stearns Cos., Inc. (Diversified Financial Services)	880	91,467
Boston Properties, Inc. ( REIT)	880	61,600
BRE Properties, Inc.—Class A ( REIT)	440	18,414
Brown & Brown, Inc. (Insurance)	440	19,774
Camden Property Trust ( REIT)	440	23,650
Capital Automotive ( REIT)	440	16,795
Capital One Financial Corp. (Diversified Financial Services)	2,200	176,022
CarrAmerica Realty Corp. ( REIT)	440	15,919
Catellus Development Corp. ( REIT)	660	21,648
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	440	19,298
CBL & Associates Properties, Inc. ( REIT)	440	18,951
Centerpoint Properties Corp. ( REIT)	440	18,612
Chicago Mercantile Exchange (Diversified Financial Services)	220	65,010
Chubb Corp. (Insurance)	1,540	131,839
Cincinnati Financial Corp. (Insurance)	1,320	52,219
CIT Group, Inc. (Diversified Financial Services)	1,760	75,627
Citigroup, Inc. (Diversified Financial Services)	44,000	2,034,120
City National Corp. (Banks)	440	31,552
Colonial Properties Trust ( REIT)	220	9,680
Comerica, Inc. (Banks)	1,540	89,012
Commerce Bancorp, Inc. (Banks)	1,320	40,009
Commerce Bancshares, Inc. (Banks)	660	33,271
Commerce Group, Inc. (Insurance)	220	13,664
Compass Bancshares, Inc. (Banks)	1,100	49,500
Conseco, Inc. * (Insurance)	1,320	28,802
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,840	186,872
Crescent Real Estate Equities Co. ( REIT)	880	16,500
Cullen/Frost Bankers, Inc. (Banks)	440	20,966
Developers Diversified Realty Corp. ( REIT)	880	40,445
Duke-Weeks Realty Corp. ( REIT)	1,320	41,791
E*TRADE Financial Corp. * (Diversified Financial Services)	3,080	43,089
East-West Bancorp, Inc. (Banks)	440	14,780
Eaton Vance Corp. (Diversified Financial Services)	1,100	26,301
Edwards (A.G.), Inc. (Diversified Financial Services)	660	29,799
Endurance Specialty Holdings (Insurance)	440	16,641
Equifax, Inc. (Commercial Services)	1,100	39,281
Equity Office Properties Trust ( REIT)	3,520	116,512
Equity Residential Properties Trust ( REIT)	2,420	89,104
Essex Property Trust, Inc. ( REIT)	220	18,273
Everest Re Group, Ltd. (Insurance)	440	40,920
Fannie Mae (Diversified Financial Services)	8,140	475,376
Federal Realty Investment Trust ( REIT)	440	25,960
Federated Investors, Inc.—Class B (Diversified Financial Services)	880	26,409
Fidelity National Financial, Inc. (Insurance)	1,320	47,111
Fifth Third Bancorp (Banks)	3,960	163,192
First American Financial Corp. (Insurance)	660	26,492

See accompanying notes to the financial statements.

155

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

First Horizon National Corp. (Banks)	1,100	$46,420
First Industrial Realty Trust, Inc. ( REIT)	440	17,556
First Midwest Bancorp, Inc. (Banks)	440	15,475
First Niagara Financial Group, Inc. (Savings & Loans)	1,100	16,038
FirstMerit Corp. (Banks)	660	17,233
Forest City Enterprises, Inc.—Class A (Real Estate)	220	15,620
Franklin Resources, Inc. (Diversified Financial Services)	1,100	84,678
Freddie Mac (Diversified Financial Services)	5,940	387,466
Fremont General Corp. (Banks)	660	16,058
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,100	15,730
Fulton Financial Corp. (Banks)	1,320	23,760
General Growth Properties, Inc. ( REIT)	1,980	81,358
Genworth Financial, Inc. (Diversified Financial Services)	1,980	59,855
Golden West Financial Corp. (Savings & Loans)	2,640	169,963
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,520	359,110
Hartford Financial Services Group, Inc. (Insurance)	2,420	180,968
HCC Insurance Holdings, Inc. (Insurance)	660	24,994
Health Care Property Investors, Inc. ( REIT)	1,100	29,744
Health Care REIT, Inc. ( REIT)	440	16,584
Healthcare Realty Trust, Inc. ( REIT)	440	16,988
Hibernia Corp. (Banks)	1,320	43,798
Hospitality Properties Trust ( REIT)	660	29,086
Host Marriott Corp. ( REIT)	2,860	50,050
HRPT Properties Trust ( REIT)	1,760	21,877
Hudson City Bancorp, Inc. (Savings & Loans)	5,060	57,735
Huntington Bancshares, Inc. (Banks)	1,760	42,486
IMPAC Mortgage Holdings, Inc. ( REIT)	660	12,309
Independence Community Bank Corp. (Savings & Loans)	660	24,374
IndyMac Bancorp, Inc. (Diversified Financial Services)	440	17,921
Investors Financial Services Corp. (Banks)	660	24,961
iStar Financial, Inc. ( REIT)	880	36,599
J.P. Morgan Chase & Co. (Diversified Financial Services)	30,140	1,064,545
Janus Capital Group, Inc. (Diversified Financial Services)	1,980	29,779
Jefferies Group, Inc. (Diversified Financial Services)	440	16,672
Jefferson-Pilot Corp. (Insurance)	1,100	55,462
KeyCorp (Banks)	3,520	116,688
Kimco Realty Corp. ( REIT)	880	51,841
Legg Mason, Inc. (Diversified Financial Services)	880	91,617
Liberty Property Trust ( REIT)	660	29,245
Lincoln National Corp. (Insurance)	1,540	72,257
Loews Corp. (Insurance)	1,100	85,250
M&T Bank Corp. (Banks)	660	69,406
Macerich Co. ( REIT)	440	29,502
Mack-Cali Realty Corp. ( REIT)	440	19,932
Marsh & McLennan Cos., Inc. (Insurance)	4,400	121,880
Marshall & Ilsley Corp. (Banks)	1,540	68,453
MBIA, Inc. (Insurance)	1,100	65,241
MBNA Corp. (Diversified Financial Services)	9,460	247,474
Mellon Financial Corp. (Banks)	3,520	100,989
Mercantile Bankshares Corp. (Banks)	660	34,010
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,260	399,373
MetLife, Inc. (Insurance)	3,520	158,189
MGIC Investment Corp. (Insurance)	880	57,394
Mills Corp. ( REIT)	440	26,748
Moneygram International, Inc. (Software)	660	12,619
Montpelier RE Holdings, Ltd. (Insurance)	440	15,215
Moody’s Corp. (Commercial Services)	2,200	98,912
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,360	438,649
National City Corp. (Banks)	4,840	165,141
Nationwide Financial Services (Insurance)	440	16,694
New Century Financial Corp. ( REIT)	440	22,638
New Plan Excel Realty Trust, Inc. ( REIT)	880	23,910
New York Community Bancorp (Savings & Loans)	1,980	35,878
North Fork Bancorp, Inc. (Banks)	3,740	105,057
Northern Trust Corp. (Banks)	1,540	70,209
Old Republic International Corp. (Insurance)	1,540	38,947
Pan Pacific Retail Properties ( REIT)	440	29,207
PartnerRe, Ltd. (Insurance)	440	28,345
People’s Bank (Savings & Loans)	440	13,306
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,540	55,902
PMI Group, Inc. (Insurance)	880	34,302
PNC Financial Services Group (Banks)	2,420	131,793
Popular, Inc. (Banks)	1,980	49,876
Prentiss Properties Trust ( REIT)	440	16,034
Principal Financial Group, Inc. (Insurance)	2,420	101,398
Progressive Corp. (Insurance)	1,540	152,167
Prologis ( REIT)	1,540	61,970
Protective Life Corp. (Insurance)	440	18,577
Providian Financial Corp. * (Diversified Financial Services)	2,420	42,665
Prudential Financial, Inc. (Insurance)	4,400	288,904
Public Storage, Inc. ( REIT)	660	41,745
Radian Group, Inc. (Insurance)	660	31,165
Raymond James Financial Corp. (Diversified Financial Services)	440	12,430
Rayonier, Inc. (Forest Products & Paper)	440	23,333
Realty Income Corp. ( REIT)	660	16,526
Reckson Associates Realty Corp. ( REIT)	660	22,143
Regency Centers Corp. ( REIT)	440	25,168
Regions Financial Corp. (Banks)	3,960	134,165
RenaissanceRe Holdings (Insurance)	660	32,498
SAFECO Corp. (Insurance)	1,100	59,774
Schwab (Diversified Financial Services)	9,460	106,709
SEI Investments Co. (Software)	660	24,651
Shurgard Storage Centers, Inc.—Class A ( REIT)	440	20,222
Simon Property Group, Inc. ( REIT)	1,980	143,529
Sky Financial Group, Inc. (Banks)	880	24,798
SL Green Realty Corp. ( REIT)	440	28,380
SLM Corp. (Diversified Financial Services)	3,520	178,816
South Financial Group, Inc. (Banks)	660	18,757
Sovereign Bancorp, Inc. (Savings & Loans)	3,080	68,807
St. Joe Co. (Real Estate)	660	53,817
St. Paul Cos., Inc. (Insurance)	5,720	226,112
StanCorp Financial Group, Inc. (Insurance)	220	16,848
State Street Corp. (Banks)	2,860	137,995
SunTrust Banks, Inc. (Banks)	3,080	222,499
SVB Financial Group * (Banks)	220	10,538
Synovus Financial Corp. (Banks)	2,200	63,074
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,100	68,860
Taubman Centers, Inc. ( REIT)	440	15,000
TCF Financial Corp. (Banks)	1,100	28,468
TD Banknorth, Inc. (Banks)	660	19,668
The Colonial BancGroup, Inc. (Banks)	1,320	29,119
Thornburg Mortgage Asset Corp. ( REIT)	880	25,634
Torchmark Corp. (Insurance)	880	45,936
Trizec Properties, Inc. ( REIT)	880	18,102
U.S. Bancorp (Banks)	15,840	462,528

See accompanying notes to the financial statements.

156

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

UnionBanCal Corp. (Banks)	440	$29,445
United Dominion Realty Trust, Inc. ( REIT)	1,100	26,455
Unitrin, Inc. (Insurance)	440	21,604
UnumProvident Corp. (Insurance)	2,420	44,334
Valley National Bancorp (Banks)	880	20,574
Ventas, Inc. ( REIT)	660	19,932
Vornado Realty Trust ( REIT)	1,100	88,440
W.R. Berkley Corp. (Insurance)	880	31,398
Wachovia Corp. (Banks)	13,420	665,632
Washington Federal, Inc. (Savings & Loans)	660	15,523
Washington Mutual, Inc. (Savings & Loans)	7,480	304,360
Webster Financial Corp. (Banks)	440	20,544
Weingarten Realty Investors ( REIT)	660	25,885
Wells Fargo & Co. (Banks)	14,300	880,593
Westamerica Bancorporation (Banks)	220	11,618
Whitney Holding Corp. (Banks)	440	14,357
Willis Group Holdings, Ltd. (Insurance)	1,100	35,992
Wilmington Trust Corp. (Banks)	660	23,767
XL Capital, Ltd.—Class A (Insurance)	1,100	81,862
Zions Bancorp (Banks)	660	48,530

TOTAL COMMON STOCKS
(Cost $16,243,600)		21,547,341

TOTAL INVESTMENT SECURITIES
(Cost $16,243,600)—100.0%		21,547,341
Net other assets (liabilities)— NM		3,413

NET ASSETS—100.0%		$21,550,754

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Banks	30.4%
Commercial Services	0.6%
Diversified Financial Services	34.5%
Forest Products & Paper	0.4%
Insurance	21.1%
Real Estate	0.4%
Real Estate Investment Trust	9.0%
Savings & Loans	3.4%
Software	0.2%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

157

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $16,243,600)	$21,547,341
Dividends and interest receivable	30,115
Receivable for investments sold	1,076,320
Prepaid expenses	246

Total Assets	22,654,022

Liabilities:
Cash overdraft	68,311
Payable for capital shares redeemed	988,040
Advisory fees payable	13,571
Management services fees payable	2,714
Administration fees payable	576
Administrative services fees payable	8,645
Distribution fees payable	6,013
Trustee fees payable	3
Transfer agency fees payable	618
Fund accounting fees payable	977
Compliance services fees payable	88
Other accrued expenses	13,712

Total Liabilities	1,103,268

Net Assets	$21,550,754

Net Assets consist of:
Capital	$22,349,974
Accumulated net investment income (loss)	292,080
Accumulated net realized gains (losses) on investments	(6,395,041)
Net unrealized appreciation (depreciation) on investments	5,303,741

Net Assets	$21,550,754

Shares of Beneficial Interest Outstanding	657,007

Net Asset Value (offering and redemption price per share)	$32.80

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$298,228
Interest	27,158

Total Investment Income	325,386

Expenses:
Advisory fees	82,267
Management services fees	16,453
Administration fees	3,787
Transfer agency fees	5,521
Administrative services fees	47,787
Distribution fees	27,422
Custody fees	9,561
Fund accounting fees	8,591
Trustee fees	178
Compliance services fees	417
Other fees	11,221

Total Expenses	213,205

Net Investment Income (Loss)	112,181

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	19,931
Change in net unrealized appreciation/depreciation on investments	(1,160,345)

Net Realized and Unrealized Gains (Losses) on Investments	(1,140,414)

Change in Net Assets Resulting from Operations	$(1,028,233)

See accompanying notes to the financial statements.

158

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$112,181	$179,899
Net realized gains (losses) on investments	19,931	516,390
Change in net unrealized appreciation/depreciation on investments	(1,160,345)	2,096,724

Change in net assets resulting from operations	(1,028,233)	2,793,013

Distributions to Shareholders From:
Net investment income	—	(80,498)

Change in net assets resulting from distributions	—	(80,498)

Capital Transactions:
Proceeds from shares issued	40,514,945	172,821,010
Dividends reinvested	—	80,498
Cost of shares redeemed	(48,702,638)	(165,871,738)

Change in net assets resulting from capital transactions	(8,187,693)	7,029,770

Change in net assets	(9,215,926)	9,742,285
Net Assets:
Beginning of period	30,766,680	21,024,395

End of period	$21,550,754	$30,766,680

Accumulated net investment income (loss)	$292,080	$179,899

Share Transactions:
Issued	1,254,199	5,464,779
Reinvested	—	2,489
Redeemed	(1,507,525)	(5,241,228)

Change in shares	(253,326)	226,040

See accompanying notes to the financial statements.

159

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$33.80		$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss) (b)	0.16		0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	(1.16)		2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	(1.00)		3.17	6.91	(4.17)	(1.98)

Distributions to Shareholders From:
Net investment income	—		(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$32.80		$33.80	$30.72	$23.85	$28.02

Total Return	(2.96	)% (c)	10.34%	28.99%	(14.88)%	(6.60	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.94%		1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.94%		1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	1.02%		0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$21,551		$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	176	% (c)	595%	726%	1,341%	1,330	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

160

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Composition
% of Index

Pharmaceuticals & Biotechnology	58.15%
Health Care Equipment & Services	41.85%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	49,680	$2,434,817
Abgenix, Inc. * (Pharmaceuticals)	2,700	23,166
Advanced Medical Optics, Inc. * (Healthcare-Products)	2,160	85,860
Aetna, Inc. (Healthcare-Services)	9,180	760,288
Affymetrix, Inc. * (Biotechnology)	2,160	116,489
Albany Molecular Research, Inc. * (Commercial Services)	540	7,560
Alcon, Inc. (Healthcare-Products)	2,700	295,245
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,080	24,883
Alkermes, Inc. * (Pharmaceuticals)	2,700	35,694
Allergan, Inc. (Pharmaceuticals)	4,320	368,237
Alpharma, Inc. (Pharmaceuticals)	1,080	15,628
American Healthways, Inc. * (Healthcare-Services)	1,080	45,652
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,160	44,604
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	1,080	44,550
AMERIGROUP Corp. * (Healthcare-Services)	1,620	65,124
Amgen, Inc. * (Biotechnology)	40,500	2,448,631
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,240	67,813
Applera Corp.—Applied Biosystems Group (Electronics)	6,480	127,462
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,160	23,695
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,620	56,117
ArthroCare Corp. * (Healthcare-Products)	540	18,868
Bard (C.R.), Inc. (Healthcare-Products)	3,240	215,492
Barr Laboratories, Inc. * (Pharmaceuticals)	2,700	131,598
Bausch & Lomb, Inc. (Healthcare-Products)	1,620	134,460
Baxter International, Inc. (Healthcare-Products)	19,980	741,258
Beckman Coulter, Inc. (Healthcare-Products)	2,160	137,311
Becton, Dickinson & Co. (Healthcare-Products)	7,560	396,673
Beverly Enterprises, Inc. * (Healthcare-Services)	3,240	41,278
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	540	31,973
Biogen Idec, Inc. * (Biotechnology)	10,800	372,060
Biomet, Inc. (Healthcare-Products)	7,560	261,878
Biosite Diagnostics, Inc. * (Healthcare-Products)	540	29,695
Boston Scientific Corp. * (Healthcare-Products)	18,900	510,300
Bristol-Myers Squibb Co. (Pharmaceuticals)	62,640	1,564,747
Caremark Rx, Inc. * (Pharmaceuticals)	14,580	649,102
Celgene Corp. * (Biotechnology)	5,400	220,158
Cell Genesys, Inc. * (Biotechnology)	1,620	8,667
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,160	5,854
Centene Corp. * (Healthcare-Services)	1,080	36,266
Cephalon, Inc. * (Pharmaceuticals)	1,620	64,492
Charles River Laboratories International, Inc. * (Biotechnology)	2,160	104,220
Chiron Corp. * (Biotechnology)	3,240	113,044
CIGNA Corp. (Insurance)	4,320	462,370
Community Health Systems, Inc. * (Healthcare-Services)	2,700	102,033
Cooper Cos., Inc. (Healthcare-Products)	1,620	98,593
Covance, Inc. * (Healthcare-Services)	2,160	96,919
Coventry Health Care, Inc. * (Healthcare-Services)	3,240	229,230
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,620	21,335
CuraGen Corp. * (Biotechnology)	1,080	5,551
CV Therapeutics, Inc. * (Pharmaceuticals)	1,080	24,214
Cyberonics, Inc. * (Healthcare-Products)	540	23,431
CYTYC Corp. * (Healthcare-Products)	3,780	83,387
Dade Behring Holdings, Inc. * (Healthcare-Products)	1,620	105,316
Datascope Corp. (Healthcare-Products)	540	18,009
DaVita, Inc. * (Healthcare-Services)	3,240	147,355
Delta & Pine Land Co. (Agriculture)	1,080	27,065
DENTSPLY International, Inc. (Healthcare-Products)	2,160	116,640
Diagnostic Products Corp. (Healthcare-Products)	540	25,558
Edwards Lifesciences Corp. * (Healthcare-Products)	2,160	92,923
Eli Lilly & Co. (Pharmaceuticals)	30,780	1,714,754
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,160	56,765
Enzo Biochem, Inc. * (Biotechnology)	1,080	19,364
Enzon, Inc. * (Biotechnology)	1,620	10,498
eResearch Technology, Inc. * (Internet)	1,080	14,461
Express Scripts, Inc. * (Pharmaceuticals)	4,320	215,914
Fisher Scientific International, Inc. * (Electronics)	3,780	245,322
Forest Laboratories, Inc. * (Pharmaceuticals)	11,340	440,559

See accompanying notes to the financial statements.

161

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks, continued
	Shares	Value

Gen-Probe, Inc. * (Healthcare-Products)	1,620	$58,693
Genentech, Inc. * (Biotechnology)	14,580	1,170,482
Genzyme Corp.—General Division * (Biotechnology)	8,100	486,729
Gilead Sciences, Inc. * (Pharmaceuticals)	14,040	617,620
Guidant Corp. (Healthcare-Products)	10,260	690,498
Haemonetics Corp. * (Healthcare-Products)	540	21,946
HCA, Inc. (Healthcare-Services)	13,500	765,044
Health Management Associates, Inc.—Class A (Healthcare-Services)	7,560	197,921
Health Net, Inc. * (Healthcare-Services)	3,780	144,245
Henry Schein, Inc. * (Healthcare-Products)	2,700	112,104
Hillenbrand Industries, Inc. (Healthcare-Products)	1,620	81,891
Hospira, Inc. * (Pharmaceuticals)	4,860	189,540
Human Genome Sciences, Inc. * (Biotechnology)	4,320	50,026
Humana, Inc. * (Healthcare-Services)	5,400	214,596
ICOS Corp. * (Biotechnology)	1,620	34,295
IDEXX Laboratories, Inc. * (Healthcare-Products)	1,080	67,316
ImClone Systems, Inc. * (Pharmaceuticals)	2,160	66,895
Immucor, Inc. * (Healthcare-Products)	1,620	46,899
Impax Laboratories, Inc. * (Pharmaceuticals)	1,620	25,434
INAMED Corp. * (Healthcare-Products)	1,080	72,328
Incyte Genomics, Inc. * (Biotechnology)	2,700	19,305
InterMune, Inc. * (Biotechnology)	1,080	14,083
Intuitive Surgical, Inc. * (Healthcare-Products)	1,080	50,371
Invacare Corp. (Healthcare-Products)	1,080	47,909
Invitrogen Corp. * (Biotechnology)	1,620	134,930
IVAX Corp. * (Pharmaceuticals)	7,020	150,930
Johnson & Johnson (Healthcare-Products)	95,040	6,177,600
Kinetic Concepts, Inc. * (Healthcare-Products)	1,620	97,200
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,560	78,775
Laboratory Corp. of America Holdings * (Healthcare-Services)	4,320	215,568
Lexicon Genetics, Inc. * (Biotechnology)	1,620	8,003
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,620	81,842
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	2,160	15,012
Lincare Holdings, Inc. * (Healthcare-Services)	3,240	132,322
Manor Care, Inc. (Healthcare-Services)	2,700	107,271
Maxygen, Inc. * (Biotechnology)	1,080	7,409
Medarex, Inc. * (Pharmaceuticals)	3,780	31,487
Medco Health Solutions, Inc. * (Pharmaceuticals)	8,640	461,030
Medicis Pharmaceutical Corp. * (Pharmaceuticals)	1,620	51,403
MedImmune, Inc. * (Biotechnology)	8,100	216,432
Medtronic, Inc. (Healthcare-Products)	38,880	2,013,595
Mentor Corp. (Healthcare-Products)	1,080	44,798
Merck & Co., Inc. (Pharmaceuticals)	70,740	2,178,792
MGI Pharma, Inc. * (Pharmaceuticals)	2,160	47,002
Millennium Pharmaceuticals, Inc. * (Biotechnology)	9,720	90,104
Millipore Corp. * (Biotechnology)	1,620	91,903
Molecular Devices Corp. * (Electronics)	540	11,680
Mylan Laboratories, Inc. (Pharmaceuticals)	7,560	145,454
Myriad Genetics, Inc. * (Biotechnology)	1,080	16,902
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,620	24,673
Nektar Therapeutics * (Biotechnology)	2,700	45,468
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,080	45,425
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	540	9,439
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,080	12,258
Odyssey Healthcare, Inc. * (Healthcare-Services)	1,080	15,574
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,080	25,790
Orthodontic Centers of America, Inc. * (Healthcare-Services)	1,620	3,046
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,620	66,209
Owens & Minor, Inc. (Distribution/Wholesale)	1,080	34,938
PacifiCare Health Systems, Inc. * (Healthcare-Services)	2,700	192,915
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,080	34,355
PAREXEL International Corp. * (CommercialServices)	1,080	21,438
Patterson Dental Co. * (Healthcare-Products)	3,780	170,402
Pediatrix Medical Group, Inc. * (Healthcare-Services)	540	39,712
Perrigo Co. (Pharmaceuticals)	2,700	37,638
Pfizer, Inc. (Pharmaceuticals)	241,380	6,657,260
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,620	75,913
PolyMedica Corp. (Healthcare-Products)	1,080	38,513
Protein Design Labs, Inc. * (Biotechnology)	3,240	65,480
PSS World Medical, Inc. * (Healthcare-Products)	2,160	26,892
Quest Diagnostics, Inc. (Healthcare-Services)	5,400	287,658
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,080	9,061
Renal Care Group, Inc. * (Healthcare-Services)	2,160	99,576
ResMed, Inc. * (Healthcare-Products)	1,080	71,269
Respironics, Inc. * (Healthcare-Products)	2,700	97,497
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,160	9,526
Schering-Plough Corp. (Pharmaceuticals)	46,980	895,439
Sepracor, Inc. * (Pharmaceuticals)	3,240	194,432
Sierra Health Services, Inc. * (Healthcare-Services)	540	38,588
St. Jude Medical, Inc. * (Healthcare-Products)	11,340	494,537
STERIS Corp. * (Healthcare-Products)	2,160	55,663
Stryker Corp. (Healthcare-Products)	9,180	436,601
Sunrise Assisted Living, Inc. * (Healthcare-Services)	540	29,149
Sybron Dental Special, Inc. * (Healthcare-Products)	1,080	40,630
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	540	15,698
Techne Corp. * (Healthcare-Products)	1,080	49,583
Telik, Inc. * (Biotechnology)	1,620	26,341
Tenet Healthcare Corp. * (Healthcare-Services)	15,120	185,069
The Medicines Co. * (Pharmaceuticals)	1,620	37,892
Thermo Electron Corp. * (Electronics)	5,400	145,098
Transkaryotic Therapies, Inc. * (Biotechnology)	540	19,753
Triad Hospitals, Inc. * (Healthcare-Services)	2,700	147,528
Trimeris, Inc. * (Pharmaceuticals)	540	5,389
United Surgical Partners International, Inc. * (Healthcare-Services)	540	28,123
United Therapeutics Corp. * (Pharmaceuticals)	540	26,028
UnitedHealth Group, Inc. (Healthcare-Services)	40,500	2,111,669
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,620	100,732
Valeant Pharmaceuticals International (Pharmaceuticals)	2,700	47,601
Varian Medical Systems, Inc. * (Healthcare-Products)	4,320	161,266
Varian, Inc. * (Electronics)	1,080	40,813
Ventana Medical Systems, Inc. * (Healthcare-Products)	1,080	43,448
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,700	45,468
Viasys Healthcare, Inc. * (Healthcare-Products)	1,080	24,397
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	2,160	60,264
Waters Corp. * (Electronics)	3,780	140,503
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,240	95,774
WellChoice, Inc. * (Healthcare-Services)	1,080	75,028

See accompanying notes to the financial statements.

162

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks, continued
	Shares	Value

WellPoint, Inc. * (Healthcare-Services)	19,440	$1,353,801
Wyeth (Pharmaceuticals)	42,660	1,898,370
Zimmer Holdings, Inc. * (Healthcare-Products)	8,100	616,977

TOTAL COMMON STOCKS
(Cost $43,960,982)		53,037,666

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $483,037 (Collateralized by $487,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $489,174)	$483,000	483,000

TOTAL REPURCHASE AGREEMENTS
(Cost $483,000)		483,000

TOTAL INVESTMENT SECURITIES
(Cost $44,443,982)—101.0%		53,520,666
Net other assets (liabilities)—(1.0)%		(506,150)

NET ASSETS—100.0%		$53,014,516

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	0.1%
Biotechnology	11.4%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.3%
Healthcare-Products	28.9%
Healthcare-Services	15.4%
Insurance	0.9%
Internet	NM
Pharmaceuticals	41.8%
Other **	(0.1)%

**	Includes non-equity\ securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

163

PROFUNDS VP ProFund VP Health Care
(unaudited)
Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $43,960,982)	$53,037,666
Repurchase agreements, at cost	483,000

Total Investment Securities	53,520,666
Cash	162
Dividends and interest receivable	66,426
Prepaid expenses	400

Total Assets	53,587,654

Liabilities:
Payable for capital shares redeemed	444,854
Advisory fees payable	45,402
Management services fees payable	9,081
Administration fees payable	1,925
Administrative services fees payable	27,702
Distribution fees payable	17,423
Trustee fees payable	11
Transfer agency fees payable	2,067
Fund accounting fees payable	2,931
Compliance services fees payable	295
Other accrued expenses	21,447

Total Liabilities	573,138

Net Assets	$53,014,516

Net Assets consist of:
Capital	$58,385,813
Accumulated net investment income (loss)	(119,490)
Accumulated net realized gains (losses) on investments	(14,328,491)
Net unrealized appreciation (depreciation) on investments	9,076,684

Net Assets	$53,014,516

Shares of Beneficial Interest Outstanding	1,940,802

Net Asset Value (offering and redemption price per share)	$27.32

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$345,406
Interest	878

Total Investment Income	346,284

Expenses:
Advisory fees	187,316
Management services fees	37,464
Administration fees	8,422
Transfer agency fees	9,015
Administrative services fees	114,926
Distribution fees	62,439
Custody fees	14,648
Fund accounting fees	12,941
Trustee fees	235
Compliance services fees	692
Other fees	17,676

Total Expenses	465,774

Net Investment Income (Loss)	(119,490)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,119,354)
Change in net unrealized appreciation/depreciation on investments	2,810,068

Net Realized and Unrealized Gains (Losses) on Investments	1,690,714

Change in Net Assets Resulting from Operations	$1,571,224

See accompanying notes to the financial statements.

164

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(119,490)	$(209,147)
Net realized gains (losses) on investments	(1,119,354)	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	2,810,068	1,876,020

Change in net assets resulting from operations	1,571,224	(892,613)

Capital Transactions:
Proceeds from shares issued	117,862,389	199,660,544
Cost of shares redeemed	(106,436,303)	(184,036,396)

Change in net assets resulting from capital transactions	11,426,086	15,624,148

Change in net assets	12,997,310	14,731,535
Net Assets:
Beginning of period	40,017,206	25,285,671

End of period	$53,014,516	$40,017,206

Accumulated net investment income (loss)	$(119,490)	$—

Share Transactions:
Issued	4,403,170	7,553,376
Redeemed	(3,977,094)	(7,018,303)

Change in shares	426,076	535,073

See accompanying notes to the financial statements.

165

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$26.42		$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	0.96		0.74 (c)	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	0.90		0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$27.32		$26.42	$25.81	$21.98	$28.43

Total Return	3.41	% (d)	2.36%	17.42%	(22.69)%	(5.23	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.86%		1.91%	2.04%	2.14%	2.06%
Net expenses (e)	1.86%		1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (e)	(0.48)%		(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$53,015		$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (f)	207	% (d)	464%	877%	897%	1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

166

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials - Composition
% of Index

General Industrials	38.66%
Aerospace and Defense	14.03%
Support Services	13.31%
Industrial Transportation	10.33%
Industrial Engineering	9.18%
Electronic & Electrical Equipment	9.02%
Construction & Materials	5.47%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2005
(unaudited)

Common Stocks (99.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,913	$282,910
Accenture, Ltd.—Class A * (Commercial Services)	2,457	55,700
Acuity Brands, Inc. (Miscellaneous Manufacturing)	273	7,013
Acxiom Corp. (Software)	455	9,500
Affiliated Computer Services, Inc.—Class A * (Computers)	637	32,550
AGCO Corp. * (Machinery-Diversified)	455	8,700
Agilent Technologies, Inc. * (Electronics)	2,730	62,844
Albany International Corp.—Class A (Machinery-Diversified)	182	5,844
Alexander & Baldwin, Inc. (Transportation)	273	12,654
Alliance Data Systems Corp. * (Commercial Services)	273	11,073
Alliant Techsystems, Inc. * (Aerospace/Defense)	182	12,849
Allied Waste Industries, Inc. * (Environmental Control)	1,183	9,381
American Standard Cos. (Building Materials)	1,001	41,962
Ametek, Inc. (Electrical Components & Equipment)	364	15,233
Amphenol Corp.—Class A (Electronics)	455	18,277
Anixter International, Inc. * (Telecommunications)	182	6,765
AptarGroup, Inc. (Miscellaneous Manufacturing)	182	9,246
Armor Holdings, Inc. * (Aerospace/Defense)	182	7,209
Arrow Electronics, Inc. * (Electronics)	637	17,301
Automatic Data Processing, Inc. (Software)	3,185	133,674
Avnet, Inc. * (Electronics)	637	14,352
Ball Corp. (Packaging & Containers)	546	19,634
Banta Corp. (Commercial Services)	182	8,256
BearingPoint, Inc. * (Commercial Services)	910	6,670
Belden, Inc. (Electrical Components & Equipment)	273	5,788
Bemis Co., Inc. (Packaging & Containers)	546	14,491
Benchmark Electronics, Inc. * (Electronics)	182	5,536
Boeing Co. (Aerospace/Defense)	4,095	270,269
Burlington Northern Santa Fe Corp. (Transportation)	2,093	98,538
C.H. obinson Worldwide, Inc. (Transportation)	455	26,481
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	182	12,491
Caterpillar, Inc. (Machinery-Construction & Mining)	1,911	182,138
Ceridian Corp. * (Computers)	819	15,954
Certegy, Inc. (Software)	364	13,912
CheckFree Corp. * (Internet)	364	12,398
Choicepoint, Inc. * (Commercial Services)	455	18,223
Clarcor, Inc. (Miscellaneous Manufacturing)	273	7,985
CNF, Inc. (Transportation)	273	12,258
Cognex Corp. (Machinery-Diversified)	182	4,767
Coherent, Inc. * (Electronics)	182	6,554
Commscope, Inc. * (Telecommunications)	273	4,753
Convergys Corp. * (Commercial Services)	819	11,646
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	546	34,889
Corporate Executive Board (Commercial Services)	182	14,256
Corrections Corp. of America * (Commercial Services)	182	7,144
Crane Co. (Miscellaneous Manufacturing)	273	7,180
Crown Holdings, Inc. * (Packaging & Containers)	910	12,949
CSX Corp. (Transportation)	1,183	50,467
Cummins, Inc. (Machinery-Diversified)	182	13,579
Curtiss-Wright Corp. (Aerospace/Defense)	9	1 4,909
Danaher Corp. (Miscellaneous Manufacturing)	1,365	71,444
Deere & Co. (Machinery-Diversified)	1,365	89,393
Deluxe Corp. (Commercial Services)	273	11,084
Dionex Corp. * (Electronics)	91	3,969
Donaldson Co., Inc. (Miscellaneous Manufacturing)	364	11,040
Dover Corp. (Miscellaneous Manufacturing)	1,092	39,727
DRS Technologies, Inc. (Aerospace/Defense)	182	9,333
Eagle Materials—Class A (Building Materials)	91	8,426
Eaton Corp. (Miscellaneous Manufacturing)	819	49,058
eFunds Corp. * (Software)	273	4,911
EGL, Inc. * (Transportation)	273	5,547
Emerson Electric Co. (Electrical Components & Equipment)	2,275	142,484
Engineered Support Systems, Inc. (Aerospace/Defense)	182	6,521
Esterline Technologies Corp. * (Aerospace/Defense)	182	7,295
Expeditors International of Washington, Inc. (Transportation)	546	27,196
FedEx Corp. (Transportation)	1,547	125,322
First Data Corp. (Software)	4,277	171,680
Fiserv, Inc. * (Software)	1,092	46,901
Flextronics International, Ltd. * (Electronics)	3,094	40,871
FLIR Systems, Inc. * (Electronics)	364	10,862
Florida Rock Industries, Inc. (Building Materials)	182	13,350

See accompanying notes to the financial statements.

167

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Flowserve Corp. * (Machinery-Diversified)	273	$8,261
Fluor Corp. (Engineering & Construction)	455	26,204
Fortune Brands, Inc. (Household Products/Wares)	819	72,728
FTI Consulting, Inc. * (Commercial Services)	273	5,706
GATX Corp. (Trucking & Leasing)	273	9,419
General Dynamics Corp. (Aerospace/Defense)	910	99,681
General Electric Co. (Miscellaneous Manufacturing)	57,967	2,008,558
General Maritime Corp (Transportation)	182	7,717
Global Payments, Inc. (Software)	182	12,340
Goodrich Corp. (Aerospace/Defense)	637	26,092
Graco, Inc. (Machinery-Diversified)	364	12,401
Granite Construction, Inc. (Engineering & Construction)	182	5,114
Hewitt Associates, Inc. * (Commercial Services)	273	7,237
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,277	156,667
Hubbell, Inc.—Class B (Electrical Components & Equipment)	273	12,039
Hughes Supply, Inc. (Distribution/Wholesale)	364	10,228
IDEX Corp. (Machinery-Diversified)	273	10,541
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,365	108,763
IMS Health, Inc. (Software)	1,274	31,557
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,001	71,421
Iron Mountain, Inc. * (Commercial Services)	637	19,760
ITT Industries, Inc. (Miscellaneous Manufacturing)	546	53,306
J.B. Hunt Transport Services, Inc. (Transportation)	728	14,050
Jabil Circuit, Inc. * (Electronics)	1,001	30,761
Jacobs Engineering Group, Inc. * (Engineering & Construction)	273	15,359
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	455	4,882
Jarden Corp. * (Household Products/Wares)	182	9,813
Joy Global, Inc. (Machinery-Construction & Mining)	455	15,283
Kansas City Southern Industries, Inc. * (Transportation)	364	7,346
Kennametal, Inc. (Hand/Machine Tools)	182	8,345
L-3 Communications Holdings, Inc. (Aerospace/Defense)	637	48,781
Lafarge Corp. (Building Materials)	182	11,364
Landstar System, Inc. * (Transportation)	364	10,964
Lockheed Martin Corp. (Aerospace/Defense)	1,911	123,967
Louisiana-Pacific Corp. (Forest Products & Paper)	546	13,421
Manitowoc Co. (Machinery-Diversified)	182	7,466
Manpower, Inc. (Commercial Services)	455	18,100
Martin Marietta Materials (Building Materials)	273	18,870
Masco Corp. (Building Materials)	2,366	75,143
MDU Resources Group, Inc. (Electric)	637	17,944
MeadWestvaco Corp. (Forest Products & Paper)	1,092	30,619
Mettler Toledo International, Inc * (Electrical Components & Equipment)	273	12,716
Mine Safety Appliances Co. (Environmental Control)	182	8,408
Molex, Inc. (Electrical Components & Equipment)	273	7,109
Molex, Inc., Class A (Electrical Components & Equipment)	364	8,547
Monster Worldwide, Inc. * (Internet)	637	18,269
MPS Group, Inc. * (Commercial Services)	546	5,143
MSC Industrial Direct Co.—Class A (Retail)	273	9,214
Mueller Industries, Inc. (Metal Fabricate/Hardware)	182	4,932
National Instruments Corp. (Computers)	273	5,788
Navigant Consulting Co. * (Commercial Services)	273	4,821
Navistar International Corp. * (Auto Manufacturers)	364	11,648
Nordson Corp. (Machinery-Diversified)	182	6,239
Norfolk Southern Corp. (Transportation)	2,184	67,617
Northrop Grumman Corp. (Aerospace/Defense)	1,820	100,555
OMI Corp. (Transportation)	455	8,650
Oshkosh Truck Corp. (Auto Manufacturers)	182	14,247
Overseas Shipholding Group, Inc. (Transportation)	182	10,856
Owens-Illinois, Inc. * (Packaging & Containers)	728	18,236
PACCAR, Inc. (Auto Manufacturers)	910	61,880
Packaging Corp. of America (Packaging & Containers)	364	7,662
Pactiv Corp. * (Packaging & Containers)	819	17,674
Pall Corp. (Miscellaneous Manufacturing)	637	19,339
Parker Hannifin Corp. (Miscellaneous Manufacturing)	637	39,500
Paychex, Inc. (Commercial Services)	1,820	59,222
PerkinElmer, Inc. (Electronics)	637	12,039
PHH Corp. * (Commercial Services)	273	7,022
Powerwave Technologies, Inc. * (Telecommunications)	546	5,580
Precision Castparts Corp. (Metal Fabricate/Hardware)	364	28,355
Quanex Corp. (Metal Fabricate/Hardware)	182	9,648
Quanta Services, Inc. * (Commercial Services)	546	4,805
R.R. Donnelley & Sons Co. (Commercial Services)	1,183	40,825
Raytheon Co. (Aerospace/Defense)	2,457	96,118
Republic Services, Inc. (Environmental Control)	637	22,938
Resources Connection, Inc. * (Commercial Services)	273	6,342
Robert Half International, Inc. (Commercial Services)	910	22,723
Rockwell Collins, Inc. (Aerospace/Defense)	910	43,389
Rockwell International Corp. (Machinery-Diversified)	910	44,326
Roper Industries, Inc. (Miscellaneous Manufacturing)	273	19,484
Ryder System, Inc. (Transportation)	364	13,322
Sanmina-SCI Corp. * (Electronics)	2,821	15,431
Sealed Air Corp. * (Packaging & Containers)	455	22,655
Shaw Group, Inc. * (Engineering & Construction)	455	9,787
Sherwin-Williams Co. (Chemicals)	637	29,996
Simpson Manufacturing Co., Inc. (Building Materials)	182	5,560
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,365	13,882
Solectron Corp. * (Electronics)	5,369	20,349
Sonoco Products Co. (Packaging & Containers)	546	14,469
SPX Corp. (Miscellaneous Manufacturing)	455	20,921
Stericycle, Inc. * (Environmental Control)	273	13,737
Swift Transportation Co., Inc. * (Transportation)	273	6,358
Symbol Technologies, Inc. (Electronics)	1,365	13,473
Tektronix, Inc. (Electronics)	546	12,705
Teleflex, Inc. (Miscellaneous Manufacturing)	182	10,805
Temple-Inland, Inc. (Forest Products & Paper)	637	23,665
Terex Corp. * (Machinery-Construction & Mining)	273	10,756
Texas Industries, Inc. (Building Materials)	91	5,117
Textron, Inc. (Miscellaneous Manufacturing)	637	48,316
The Brink’s Co. (Miscellaneous Manufacturing)	273	9,828
Thomas & Betts Corp. * (Electronics)	364	10,279
Timken Co. (Metal Fabricate/Hardware)	455	10,511
Titan Corp. * (Aerospace/Defense)	455	10,347
Toro Co. (Housewares)	273	10,541
Total System Services (Software)	182	4,386
Trimble Navigation, Ltd. * (Electronics)	273	10,639

See accompanying notes to the financial statements.

168

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Trinity Industries, Inc. (Miscellaneous Manufacturing)	273	$8,744
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,011	321,521
Union Pacific Corp. (Transportation)	1,456	94,349
United Parcel Service, Inc.—Class B (Transportation)	3,367	232,862
United Rentals, Inc. * (Commercial Services)	364	7,356
United Technologies Corp. (Aerospace/Defense)	5,187	266,352
USG CORP. * (Building Materials)	182	7,735
UTI Worldwide, Inc. (Transportation)	91	6,335
Vishay Intertechnology, Inc. * (Electronics)	1,365	16,203
Vulcan Materials Co. (Building Materials)	546	35,485
W.W. Grainger, Inc. (Distribution/Wholesale)	455	24,930
Walter Industries, Inc. (Holding Companies-Diversified)	182	7,316
Waste Connections, Inc. * (Environmental Control)	273	10,180
Waste Management, Inc. (Environmental Control)	3,094	87,685
WebMD Corp. * (Internet)	1,729	17,757
Werner Enterprises, Inc. (Transportation)	273	5,362
Yellow Roadway Corp. * (Transportation)	274	13,919
York International Corp. (Building Materials)	182	6,916

TOTAL COMMON STOCKS
(Cost $6,903,988)		8,274,492

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $37,003 (Collateralized by $38,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $38,170)	$37,000	37,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

TOTAL INVESTMENT SECURITIES
(Cost $6,940,988)—99.7%		8,311,492
Net other assets (liabilities)—0.3%		21,745

NET ASSETS—100.0%		$8,333,237

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	13.6%
Auto Manufacturers	1.1%
Building Materials	2.8%
Chemicals	0.4%
Commercial Services	4.2%
Computers	0.7%
Distribution/Wholesale	0.4%
Electric	0.2%
Electrical Components & Equipment	2.4%
Electronics	3.9%
Engineering & Construction	0.7%
Environmental Control	1.8%
Forest Products & Paper	0.8%
Hand/Machine Tools	0.1%
Holding Companies	0.1%
Household Products/Wares	1.0%
Housewares	0.1%
Internet	0.6%
Machinery-Construction & Mining	2.5%
Machinery-Diversified	2.5%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	41.3%
Packaging & Containers	1.7%
Retail	0.1%
Software	5.1%
Telecommunications	0.2%
Transportation	10.3%
Truckingn & Leasing	0.1%
Other **	0.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

169

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (Cost $6,903,988)	$8,274,492
Repurchase agreements, at cost	37,000

Total Investment Securities	8,311,492
Cash	183
Dividends receivable	15,635
Receivable for capital shares issued	1,471,413
Prepaid expenses	86

Total Assets	9,798,809

Liabilities:
Payable for investments purchased	1,455,190
Advisory fees payable	3,075
Management services fees payable	615
Administration fees payable	192
Administrative services fees payable	3,017
Distribution fees payable	1,507
Trustee fees payable	1
Transfer agency fees payable	206
Fund accounting fees payable	404
Compliance services fees payable	29
Other accrued expenses	1,336

Total Liabilities	1,465,572

Net Assets	$8,333,237

Net Assets consist of:
Capital	$7,909,557
Accumulated net investment income (loss)	(17,394)
Accumulated net realized gains (losses) on investments	(929,430)
Net unrealized appreciation (depreciation) on investments	1,370,504

Net Assets	$8,333,237

Shares of Beneficial Interest Outstanding	266,036

Net Asset Value (offering and redemption price per share)	$31.32

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$64,690
Interest	228

Total Investment Income	64,918

Expenses:
Advisory fees	31,178
Management services fees	6,236
Administration fees	1,403
Transfer agency fees	1,025
Administrative services fees	20,785
Distribution fees	10,393
Custody fees	9,639
Fund accounting fees	1,907
Trustee fees	19
Compliance services fees	77
Other fees	2,293

Total Gross Expenses before reductions	84,955
Less Expenses reduced by the Advisor	(2,643)

Total Net Expenses	82,312

Net Investment Income (Loss)	(17,394)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(140,481)
Change in net unrealized appreciation/depreciation on investments	(384,933)

Net Realized and Unrealized Gains (Losses) on Investments	(525,414)

Change in Net Assets Resulting from Operations	$(542,808)

See accompanying notes to the financial statements.

170

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(17,394)	$(15,742)
Net realized gains (losses) on investments	(140,481)	(24,185)
Change in net unrealized appreciation/depreciation on investments	(384,933)	923,613

Change in net assets resulting from operations	(542,808)	883,686

Distributions to Shareholders From:
Net realized gains on investments	—	(635,419)

Change in net assets resulting from distributions	—	(635,419)

Capital Transactions:
Proceeds from shares issued	29,106,228	118,398,085
Dividends reinvested	—	635,419
Cost of shares redeemed	(29,689,083)	(121,574,016)

Change in net assets resulting from capital transactions	(582,855)	(2,540,512)

Change in net assets	(1,125,663)	(2,292,245)
Net Assets:
Beginning of period	9,458,900	11,751,145

End of period	$8,333,237	$9,458,900

Accumulated net investment income (loss)	$(17,394)	$—

Share Transactions:
Issued	901,138	3,715,642
Reinvested	—	19,857
Redeemed	(920,949)	(3,830,208)

Change in shares	(19,811)	(94,709)

See accompanying notes to the financial statements.

171

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$33.09		$30.88	$24.05	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.07)		(0.04)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.70)		4.06	6.84	(5.94)

Total income (loss) from investment activities	(1.77)		4.02	6.83	(5.95)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.81)	—	—

Net Asset Value, End of Period	$31.32		$33.09	$30.88	$24.05

Total Return	(5.35	)% (c)	13.22%	28.40%	(19.83	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.04%		1.99%	2.25%	2.65%
Net expenses (d)	1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (d)	(0.42)%		(0.14)%	(0.05)%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$8,333		$9,459	$11,751	$1,134
Portfolio turnover rate (e)	343	% (c)	1,159%	1,997%	906	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

172

PROFUNDS VP
ProFund VP Internet
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Composite Internet - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	June 30, 2005
(unaudited)

Common Stocks (98.2%)
	Shares	Value

Agile Software Corp. * (Internet)	4,092	$25,780
Akamai Technologies, Inc. * (Internet)	9,920	130,250
Amazon.com, Inc. * (Internet)	25,048	828,588
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	22,940	426,455
Ariba, Inc. * (Internet)	5,580	32,364
Ask Jeeves, Inc. * (Internet)	4,836	145,999
Audible, Inc. * (Internet)	1,488	25,847
Autobytel, Inc. * (Internet)	3,596	17,369
BEA Systems, Inc. * (Software)	32,488	285,245
Check Point Software Technologies, Ltd. * (Internet)	15,128	299,534
CheckFree Corp. * (Internet)	5,580	190,055
CMGI, Inc. * (Internet)	38,440	72,652
CNET Networks, Inc. * (Internet)	11,160	131,018
Digital Insight Corp. * (Internet)	2,852	68,220
Digital River, Inc. * (Internet)	2,728	86,614
DoubleClick, Inc. * (Internet)	9,920	83,229
E *TRADE Financial Corp. * (Diversified Financial Services)	31,124	435,424
EarthLink, Inc. * (Internet)	10,912	94,498
eBay, Inc. * (Internet)	26,536	875,953
Google, Inc. * (Internet)	3,596	1,057,762
Infospace, Inc. * (Internet)	2,480	81,666
InterActiveCorp * (Internet)	39,184	942,375
Internet Security Systems, Inc. * (Internet)	3,224	65,415
Interwoven, Inc. * (Internet)	3,100	23,343
J2 Global Communications, Inc. * (Internet)	1,984	68,329
Macromedia, Inc. * (Internet)	6,200	236,964
Monster Worldwide, Inc. * (Internet)	9,052	259,611
Overstock.com, Inc. * (Internet)	992	35,315
PRICELINE.COM, Inc. * (Internet)	1,984	46,287
RealNetworks, Inc. * (Internet)	9,548	47,454
Siebel Systems, Inc. (Software)	38,812	345,426
Tibco Software, Inc. * (Internet)	16,740	109,480
United Online, Inc. (Internet)	5,332	57,906
ValueClick, Inc. * (Internet)	6,696	82,562
VeriSign, Inc. * (Internet)	15,252	438,648
Vignette Corp. * (Internet)	2,480	27,900
WebMD Corp. * (Internet)	26,288	269,978
webMethods, Inc. * (Internet)	4,464	24,998
Websense, Inc. * (Internet)	1,984	95,331
Yahoo!, Inc. * (Internet)	27,280	945,251

TOTAL COMMON STOCKS
(Cost $5,220,597)		9,517,095

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 2.75%, 7/1/05 dated 6/30/05, with a
maturity value of $19,001 (collateralized
by $20,000 Federal Home Loan Bank,
4.48% 4/18/08, market value $20,089)	$19,000	19,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,000)		19,000

TOTAL INVESTMENTS
(Cost $5,239,597)—98.4%		9,536,095
Net other assets (liabilities)—1.6%		155,492

NET ASSETS—100.0%		$9,691,587

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Diversified Financial Services	8.9%
Internet	82.8%
Software	6.5%
Other **	1.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

173

PROFUNDS VP
ProFund VP Internet
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $5,220,597)	$9,517,095
Repurchase agreements, at cost	19,000

Total Investment Securities	9,536,095
Cash	361
Receivable for investments sold	178,305
Dividends and interest receivable	1,019
Prepaid expenses	113

Total Assets	9,715,893

Liabilities:
Payable for capital shares redeemed	1,997
Advisory fees payable	8,741
Management services fees payable	1,748
Administration fees payable	370
Administrative services fees payable	5,823
Distribution fees payable	2,917
Trustee fees payable	2
Transfer agency fees payable	397
Fund accounting fees payable	567
Compliance services fees payable	57
Other accrued expenses	1,687

Total Liabilities	24,306

Net Assets	$9,691,587

Net Assets consist of:
Capital	8,307,596
Accumulated net investment income (loss)	(122,178)
Accumulated net realized gains (losses) on investments	(2,790,329)
Net unrealized appreciation (depreciation) on investments	4,296,498

Net Assets	$9,691,587

Shares of Beneficial Interest Outstanding	199,635

Net Asset Value (offering and redemption price per share)	$48.55

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$2,023
Interest	1,077

Total Investment Income	3,100

Expenses:
Advisory fees	50,146
Management services fees	10,029
Administration fees	2,078
Transfer agency fees	1,887
Administrative services fees	33,386
Distribution fees	16,712
Custody fees	4,496
Fund accounting fees	2,693
Trustee fees	73
Compliance services fees	133
Other fees	3,645

Total Expenses	125,278

Net Investment Income (Loss)	(122,178)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,199,428
Change in net unrealized appreciation/depreciation on investments	(4,850,129)

Net Realized and Unrealized Gains (Losses) on Investments	(3,650,701)

Change in Net Assets Resulting from Operations	$(3,772,879)

See accompanying notes to the financial statements.

174

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(122,178)	$(372,246)
Net realized gains (losses) on investments	1,199,428	(1,826,198)
Change in net unrealized appreciation/depreciation on investments	(4,850,129)	2,632,963

Change in net assets resulting from operations	(3,772,879)	434,519

Distributions to Shareholders From:
Net realized gains on investments	—	(476,147)

Change in net assets resulting from distributions	—	(476,147)

Capital Transactions:
Proceeds from shares issued	60,428,082	198,577,628
Dividends reinvested	—	476,147
Cost of shares redeemed	(88,958,790)	(171,899,455)

Change in net assets resulting from capital transactions	(28,530,708)	27,154,320

Change in net assets	(32,303,587)	27,112,692
Net Assets:
Beginning of period	41,995,174	14,882,482

End of period	$9,691,587	$41,995,174

Accumulated net investment income (loss)	$(122,178)	$—

Share Transactions:
Issued	1,273,262	4,105,016
Reinvested	—	9,886
Redeemed	(1,846,693)	(3,666,735)

Change in shares	(573,431)	448,167

See accompanying notes to the financial statements.

175

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a)through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$54.32		$45.81	$25.99	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.43)		(0.93)	(0.75)	(0.35)
Net realized and unrealized gains (losses) on investments	(5.34)		10.53	21.02	(3.66)

Total income (loss) from investment activities	(5.77)		9.60	20.27	(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.09)	(0.45)	—

Net Asset Value, End of Period	$48.55		$54.32	$45.81	$25.99

Total Return	$(10.62	)% (c)	21.26%	77.99%	(13.37)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.88%		1.94%	2.01%	2.04%
Net expenses (d)	1.88%		1.94%	1.98%	1.98%
Net investment income (loss) (d)	(1.83)%		(1.94)%	(1.97)%	(1.97)%

Supplemental Data:
Net assets, end of period (000’s)	$9,692		$41,995	$14,882	$28,880
Portfolio turnover rate (e)	479	% (c)	949%	803%	505	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

176

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas - Composition
% of Index

Oil and Gas Producers	77.92%
Oil Equipment, Services & Distribution	22.08%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2005
(unaudited)

Common Stocks (90.8%)
	Shares	Value

Amerada Hess Corp. (Oil & Gas)	10,835	$1,154,036
Anadarko Petroleum Corp. (Oil & Gas)	28,565	2,346,615
Apache Corp. (Oil & Gas)	41,370	2,672,502
Atwood Oceanics, Inc. * (Oil & Gas)	1,970	121,273
Baker Hughes, Inc. (Oil & Gas Services)	42,355	2,166,882
BJ Services Co. (Oil & Gas Services)	20,685	1,085,549
Burlington Resources, Inc. (Oil & Gas)	48,265	2,666,159
Cabot Oil & Gas Corp. (Oil & Gas)	5,910	205,077
Cal Dive International, Inc. * (Oil & Gas Services)	4,925	257,922
Cheniere Energy, Inc. * (Oil & Gas)	5,910	183,801
Chesapeake Energy Corp. (Oil & Gas)	39,400	898,320
ChevronTexaco Corp. (Oil & Gas)	252,160	14,100,786
Cimarex Energy Co. * (Oil & Gas)	9,850	383,264
ConocoPhillips (Oil & Gas)	159,570	9,173,679
Cooper Cameron Corp. * (Oil & Gas Services)	6,895	427,835
Core Laboratories N.V. * (Oil & Gas Services)	2,955	79,253
Denbury Resources, Inc. * (Oil & Gas)	6,895	274,214
Devon Energy Corp. (Oil & Gas)	56,145	2,845,429
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,880	421,028
Dynegy, Inc.—Class A * (Pipelines)	33,490	162,761
El Paso Corp. (Pipelines)	77,815	896,429
Ensco International, Inc. (Oil & Gas)	18,715	669,061
EOG Resources, Inc. (Oil & Gas)	29,550	1,678,440
Exxon Mobil Corp. (Oil & Gas)	580,655	33,370,242
FMC Technologies, Inc. * (Oil & Gas Services)	8,865	283,414
Forest Oil Corp. * (Oil & Gas)	6,895	289,590
Global Industries, Ltd. * (Oil & Gas Services)	9,850	83,725
GlobalSantaFe Corp. (Oil & Gas)	27,580	1,125,264
Grant Prideco, Inc. * (Oil & Gas Services)	15,760	416,852
Grey Wolf, Inc. * (Oil & Gas)	23,640	175,172
Halliburton Co. (Oil & Gas Services)	63,040	3,014,573
Hanover Compressor Co. * (Oil & Gas Services)	8,865	102,036
Helmerich & Payne, Inc. (Oil & Gas)	5,910	277,297
Houston Exploration Co. * (Oil & Gas)	3,940	209,017
Input/Output, Inc. * (Oil & Gas Services)	8,865	55,672
Kerr-McGee Corp. (Oil & Gas)	12,805	977,150
Kinder Morgan, Inc. (Pipelines)	11,820	983,424
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,940	179,270
Marathon Oil Corp. (Oil & Gas)	43,340	2,313,056
Maverick Tube Corp. * (Oil & Gas Services)	4,925	146,765
McDermott International, Inc. * (Engineering & Construction)	7,880	165,480
Murphy Oil Corp. (Oil & Gas)	21,670	1,131,824
Nabors Industries, Ltd. * (Oil & Gas)	19,700	1,194,214
National-Oilwell Varco, Inc. * (Oil & Gas Services)	20,685	983,365
Newfield Exploration Co. * (Oil & Gas)	15,760	628,666
Newpark Resources, Inc. * (Oil & Gas Services)	10,835	81,263
Noble Corp. (Oil & Gas)	16,745	1,029,985
Noble Energy, Inc. (Oil & Gas)	10,835	819,668
Occidental Petroleum Corp. (Oil & Gas)	50,235	3,864,579
Oceaneering International, Inc. * (Oil & Gas Services)	2,955	114,211
Offshore Logistics, Inc. * (Transportation)	2,955	97,042
OGE Energy Corp. (Electric)	10,835	313,565
Parker Drilling Co. * (Oil & Gas)	11,820	82,858
Patterson-UTI Energy, Inc. (Oil & Gas)	20,685	575,664
Pioneer Natural Resources Co. (Oil & Gas)	17,730	746,078
Plains Exploration & Production Co. * (Oil & Gas)	9,850	349,971
Pogo Producing Co. (Oil & Gas)	6,895	357,988
Premcor, Inc. (Oil & Gas)	7,880	584,538
Pride International, Inc. * (Oil & Gas)	19,700	506,290
Quicksilver Resources, Inc. * (Oil & Gas)	4,925	314,855
Range Resources Corp. (Oil & Gas)	9,850	264,965
Rowan Cos., Inc. (Oil & Gas)	13,790	409,701
Schlumberger, Ltd. (Oil & Gas Services)	73,875	5,610,067
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,970	126,671
Smith International, Inc. (Oil & Gas Services)	13,790	878,423
Southwestern Energy Co. * (Oil & Gas)	8,865	416,478
St. Mary Land & Exploration Co. (Oil & Gas)	6,895	199,817
Stone Energy Corp. * (Oil & Gas)	2,955	144,500
Sunoco, Inc. (Oil & Gas)	8,865	1,007,773
Superior Energy Services, Inc. * (Oil & Gas Services)	9,850	175,330
Tesoro Petroleum Corp. (Oil & Gas)	8,865	412,400
Tidewater, Inc. (Oil & Gas Services)	6,895	262,837
Transocean Sedco Forex, Inc. * (Oil & Gas)	40,385	2,179,578
Unit Corp. * (Oil & Gas)	4,925	216,749
Unocal Corp. (Oil & Gas)	33,490	2,178,525
Valero Energy Corp. (Oil & Gas)	32,505	2,571,471
Veritas DGC, Inc. * (Oil & Gas Services)	3,940	109,296
Vintage Petroleum, Inc. (Oil & Gas)	6,895	210,091
Weatherford International, Ltd. * (Oil & Gas Services)	16,745	970,875
Western Gas Resources, Inc. (Pipelines)	7,880	275,012

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Williams Cos., Inc. (Pipelines)	69,935	$1,328,765
XTO Energy, Inc. (Oil & Gas)	43,340	1,473,127

TOTAL COMMON STOCKS
(Cost $87,024,649)		124,237,389

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $139,011 (Collateralized by $140,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $140,625)	$139,000	139,000

TOTAL REPURCHASE AGREEMENTS
(Cost $139,000)		139,000

TOTAL INVESTMENT SECURITIES
(Cost $87,163,649)—90.9%		124,376,389
Net other assets (liabilities)—9.1%		12,470,680

NET ASSETS—100.0%		$136,847,069

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 7/5/05 (Underlying notional amount at value $12,978,031)	129,780	$(2,516)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Electric	0.2%
Engineering & Construction	0.1%
Oil & Gas	74.8%
Oil & Gas Services	12.9%
Pipelines	2.7%
Transportation	0.1%
Other **	9.2%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $87,024,649)	$124,237,389
Repurchase agreements, at cost	139,000

Total Investment Securities	124,376,389
Cash	798
Dividends and interest receivable	45,867
Receivable for investments sold	15,306,746
Prepaid expenses	1,170

Total Assets	139,730,970

Liabilities:
Payable for capital shares redeemed	2,668,146
Unrealized depreciation on swap agreements	2,516
Advisory fees payable	80,153
Management services fees payable	16,031
Administration fees payable	3,403
Administrative services fees payable	53,719
Distribution fees payable	26,735
Trustee fees payable	20
Transfer agency fees payable	3,653
Fund accounting fees payable	5,037
Compliance services fees payable	522
Other accrued expenses	23,966

Total Liabilities	2,883,901

Net Assets	$136,847,069

Net Assets consist of:
Capital	$106,439,693
Accumulated net investment income (loss)	(124,989)
Accumulated net realized gains (losses) on investments	(6,677,859)
Net unrealized appreciation (depreciation) on investments	37,210,224

Net Assets	$136,847,069

Shares of Beneficial Interest Outstanding	3,136,777

Net Asset Value (offering and redemption price per share)	$43.63

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,042,869
Interest	6,768

Total Investment Income	1,049,637

Expenses:
Advisory fees	478,605
Management services fees	95,721
Administration fees	23,150
Transfer agency fees	19,936
Administrative services fees	319,340
Distribution fees	159,535
Custody fees	12,754
Fund accounting fees	27,401
Trustee fees	625
Compliance services fees	1,622
Other fees	35,937

Total Expenses	1,174,626

Net Investment Income (Loss)	(124,989)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,049,239
Net realized gains (losses) on swap agreements	(8,547)
Change in net unrealized appreciation/depreciation on investments	17,878,582

Net Realized and Unrealized Gains (Losses) on Investments	19,919,274

Change in Net Assets Resulting from Operations	$19,794,285

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(124,989)	$(127,967)
Net realized gains (losses) on investments	2,040,692	2,380,929
Change in net unrealized appreciation/depreciation on investments	17,878,582	14,915,939

Change in net assets resulting from operations	19,794,285	17,168,901

Distributions to Shareholders From:
Net realized gains on investments	—	(39,140)

Change in net assets resulting from distributions	—	(39,140)

Capital Transactions:
Proceeds from shares issued	211,175,520	338,147,323
Dividends reinvested	—	39,140
Cost of shares redeemed	(179,259,629)	(314,577,237)

Change in net assets resulting from capital transactions	31,915,891	23,609,226

Change in net assets	51,710,176	40,738,987
Net Assets:
Beginning of period	85,136,893	44,397,906

End of period	$136,847,069	$85,136,893

Accumulated net investment income (loss)	$(124,989)	$—

Share Transactions:
Issued	5,171,088	10,688,753
Reinvested	—	1,106
Redeemed	(4,358,685)	(9,932,497)

Change in shares	812,403	757,362

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$36.63		$28.33	$23.17	$27.93	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.04)		(0.05)	(0.01)	(0.05)	—	(c)

Net realized and unrealized gains (losses) on investments	7.04		8.37	5.17	(4.71)	(2.07)

Total income (loss) from investment activities	7.00		8.32	5.16	(4.76)	(2.07)

Distributions to Shareholders From:

Net realized gains on investments	—		(0.02)	—	—	—

Net Asset Value, End of Period	$43.63		$36.63	$28.33	$23.17	$27.93

Total Return	19.11	% (d)	29.36%	22.27%	(17.04)%	(6.90	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.84%		1.92%	2.09%	2.16%	2.05%
Net expenses (e)	1.84%		1.92%	1.98%	1.98%	2.05%
Net investment income (loss) (e)	(0.20)%		(0.16)%	(0.05)%	(0.18)%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$136,847		$85,137	$44,398	$19,283	$24,007
Portfolio turnover rate (f)	170	% (d)	470%	1,091%	1,632%	1,169	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Swap Agreements	19%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Pharmaceuticals - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Pharmaceuticals	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks (80.8%)
	Shares	Value

Alkermes, Inc. * (Pharmaceuticals)	2025	$26,771
Allergan, Inc. (Pharmaceuticals)	2,925	249,327
Alpharma, Inc. (Pharmaceuticals)	900	13,023
American Pharmaceutical Partners, Inc. (Pharmaceuticals)	900	37,125
Barr Laboratories, Inc. (Pharmaceuticals)	2,025	98,699
Bristol-Myers Squibb Co. (Pharmaceuticals)	29,475	736,286
Cephalon, Inc. * (Pharmaceuticals)	1,350	53,744
Eli Lilly & Co. (Pharmaceuticals)	13,475	750,691
Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals)	1,575	41,391
Forest Laboratories, Inc. (Pharmaceuticals)	7,650	297,203
Hospira, Inc. * (Pharmaceuticals)	3,375	131,625
Impax Laboratories, Inc. (Pharmaceuticals)	1,125	17,663
IVAX Corp. * (Pharmaceuticals)	4,950	106,425
Johnson & Johnson (Healthcare-Products)	58,450	3,799,250
King Pharmaceuticals, Inc. (Pharmaceuticals)	5,400	56,268
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,125	35,696
Merck & Co., Inc. (Pharmaceuticals)	24,125	743,049
MGI Pharma, Inc. (Pharmaceuticals)	1,575	34,272
Mylan Laboratories, Inc. (Pharmaceuticals)	5,400	103,896
Noven Pharmaceuticals, Inc. (Pharmaceuticals)	450	7,866
Par Pharmaceutical Companies, Inc. (Pharmaceuticals)	675	21,472
Perrigo Co. (Pharmaceuticals)	2,025	28,229
Pfizer, Inc. (Pharmaceuticals)	143,100	3,946,697
Schering-Plough Corp. (Pharmaceuticals)	32,400	617,544
Sepracor, Inc. * (Pharmaceuticals)	2,250	135,023
Taro Pharmaceutical Industries, Ltd. (Pharmaceuticals)	450	13,082
The Medicines Co. * (Pharmaceuticals)	900	21,051
Valeant Pharmaceuticals International (Pharmaceuticals)	2,025	35,701
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	2,475	73,161
Wyeth (Pharmaceuticals)	16,850	749,824

TOTAL COMMON STOCKS (Cost $11,735,926)		12,982,054

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $37,003 (Collateralized by $38,000 Federal National Mortgage Association, 4.48%, 4/18/08, market value $38,170)	$37,000	$37,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

TOTAL INVESTMENT SECURITIES
(Cost $11,772,926)—81.0%		13,019,054
Net other assets (liabilities)—19.0%		3,057,869

NET ASSETS—100.0%		$16,076,923

*	Non-income producing security
Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 7/5/05 (Underlying notional amount at value $3,083,483)	30,835	$(850)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Healthcare-Products		23.6%
Pharmaceuticals		57.2%
Other **		19.2%

**	Including non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $11,735,926)	$12,982,054
Repurchase agreements, at cost	37,000

Total Investment Securities	13,019,054
Cash	576
Dividends and interest receivable	35,226
Receivable for investments sold	3,151,439
Prepaid expenses	133

Total Assets	16,206,428

Liabilities:
Payable for capital shares redeemed	95,549
Unrealized depreciation on swap agreements	850
Advisory fees payable	10,403
Management services fees payable	2,081
Administration fees payable	441
Administrative services fees payable	7,002
Distribution fees payable	3,502
Trustee fees payable	3
Transfer agency fees payable	474
Fund accounting fees payable	664
Compliance services fees payable	68
Other accrued expenses	8,468

Total Liabilities	129,505

Net Assets	$16,076,923

Net Assets consist of:
Capital	$20,420,894
Accumulated net investment income (loss)	93,912
Accumulated net realized gains (losses) on investments	(5,683,161)
Net unrealized appreciation (depreciation) on investments	1,245,278

Net Assets	$16,076,923

Shares of Beneficial Interest Outstanding	679,712

Net Asset Value (offering and redemption price per share)	$23.65

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$193,025
Interest	824

Total Investment Income	193,849

Expenses:
Advisory fees	52,033
Management services fees	10,407
Administration fees	2,377
Transfer agency fees	3,085
Administrative services fees	34,691
Distribution fees	17,344
Custody fees	4,608
Fund accounting fees	4,338
Trustee fees	84
Compliance services fees	231
Other fees	5,765

Total Expenses	134,963

Net Investment Income (Loss)	58,886

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(639,118)
Net realized gains (losses) on swap agreements	(40,652)
Change in net unrealized appreciation/depreciation on investments	144,000

Net Realized and Unealized Gains (Losses) on Investments	(535,770)

Change in Net Assets Resulting from Operations	$(476,884)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$58,886	$35,026
Net realized gains (losses) on investments	(679,770)	(1,874,774)
Change in net unrealized appreciation/depreciation on investments	144,000	113,748

Change in net assets resulting from operations	(476,884)	(1,726,000)

Capital Transactions:
Proceeds from shares issued	62,251,157	104,926,205
Cost of shares redeemed	(57,500,065)	(103,248,103)

Change in net assets resulting from capital transactions	4,751,092	1,678,102

Change in net assets	4,274,208	(47,898)
Net Assets:
Beginning of period	11,802,715	11,850,613

End of period	$16,076,923	$11,802,715

Accumulated net investment income (loss)	$93,912	$35,026

Share Transactions:
Issued	2,607,503	4,147,097
Redeemed	(2,429,159)	(4,102,720)

Change in shares	178,344	44,377

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$23.54		$25.93	$25.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.10		0.08	(0.09)	—	(c)
Net realized and unrealized gains (losses) on investments	0.01	(d)	(2.47)	1.51	(4.04)

Total income (loss) from investment activities	0.11		(2.39)	1.42	(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.45)	—

Net Asset Value, End of Period	$23.65		$23.54	$25.93	$25.96

Total Return	0.47	% (e)	(9.22)%	5.60%	(13.47)	% (e)

Ratios to Average Net Assets:
Gross expenses (f)	1.95%		1.97%	2.06%	2.12%
Net expenses (f)	1.95%		1.97%	1.98%	1.98%
Net investment income (loss) (f)	0.85%		0.32%	(0.33)%	(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$16,077		$11,803	$11,851	$3,414
Portfolio turnover rate (g)	498	% (e)	1,223%	2,569%	1,709	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Precious Metals - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (80.8%)
	Principal Amount	Value

Federal Farm Credit Bank, 2.30%, 7/1/05	$11,375,000	$11,375,000
Federal Home Loan Bank, 2.30%, 7/1/05	11,375,000	11,375,000
Federal National Mortgage Association, 2.30%, 7/1/05	11,375,000	11,375,000
Federal Home Loan Mortgage Corp., 2.30%, 7/1/05	11,375,000	11,375,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,500,000)		45,500,000

Repurchase Agreements (20.2%)
UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $11,374,869 (Collateralized by $11,625,000 various U.S. Government Agency Obligations, 2.625%-3.34%, 7/15/05-1/19/07 market value $11,603,628)	11,374,000	11,374,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,374,000)		11,374,000

TOTAL INVESTMENT SECURITIES
(Cost $56,874,000)—101.0%		56,874,000
Net other assets (liabilities)—(1.0)%		(585,737)

NET ASSETS—100.0%		$56,288,263

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 7/26/05 (Underlying notional amount at value $56,939,883)	295,132	$424,990

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $45,500,000)	$45,500,000
Repurchase agreements, at cost	11,374,000

Total Investment Securities	56,874,000
Cash	994
Segregated cash balances with custodian for swap agreements	291
Interest receivable	869
Unrealized appreciation on swap agreements	424,990
Prepaid expenses	682

Total Assets	57,301,826

Liabilities:
Payable for capital shares redeemed	928,474
Advisory fees payable	34,071
Management services fees payable	6,814
Administration fees payable	1,448
Administrative services fees payable	22,851
Distribution fees payable	11,359
Trustee fees payable	9
Transfer agency fees payable	1,554
Fund accounting fees payable	2,121
Compliance services fees payable	222
Other accrued expenses	4,640

Total Liabilities	1,013,563

Net Assets	$56,288,263

Net Assets consist of:
Capital	$80,076,537
Accumulated net investment income (loss)	222,852
Accumulated net realized gains (losses) on investments	(24,436,116)
Net unrealized appreciation (depreciation) on investments	424,990

Net Assets	$56,288,263

Shares of Beneficial Interest Outstanding	1,852,906

Net Asset Value (offering and redemption price per share)	$30.38

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$725,694

Expenses:
Advisory fees	207,079
Management services fees	41,416
Administration fees	8,696
Transfer agency fees	7,498
Administrative services fees	137,959
Distribution fees	69,026
Custody fees	6,245
Fund accounting fees	10,212
Trustee fees	254
Compliance services fees	573
Other fees	13,884

Total Expenses	502,842

Net Investment Income (Loss)	222,852

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(5,501,622)
Change in net unrealized appreciation/depreciation on investments	387,557

Net Realized and Unrealized Gains (Losses) on Investments	(5,114,065)

Change in Net Assets Resulting from Operations	$(4,891,213)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$222,852	$(344,842)
Net realized gains (losses) on investments	(5,501,622)	(13,372,742)
Change in net unrealized appreciation/depreciation on investments	387,557	935,928

Change in net assets resulting from operations	(4,891,213)	(12,781,656)

Distributions to Shareholders From:
Net realized gains on investments	—	(8,141,045)

Change in net assets resulting from distributions	—	(8,141,045)

Capital Transactions:
Proceeds from shares issued	114,828,817	386,229,944
Dividends reinvested	—	8,141,045
Cost of shares redeemed	(114,081,715)	(389,233,588)

Change in net assets resulting from capital transactions	747,102	5,137,401

Change in net assets	(4,144,111)	(15,785,300)
Net Assets:
Beginning of period	60,432,374	76,217,674

End of period	$56,288,263	$60,432,374

Accumulated net investment income (loss)	$222,852	$—

Share Transactions:
Issued	3,815,289	10,900,008
Reinvested	—	236,865
Redeemed	(3,817,002)	(11,141,593)

Change in shares	(1,713)	(4,720)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.58		$40.99	$29.44	$30.00

Investment Activities:
Net investment income (loss) (b)	0.12		(0.20)	(0.31)	(0.07)
Net realized and unrealized gains (losses) on investments	(2.32)		(3.64)	11.86	(0.49)

Total income (loss) from investment activities	(2.20)		(3.84)	11.55	(0.56)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.57)	—	—

Net Asset Value, End of Period	$30.38		$32.58	$40.99	$29.44

Total Return	(6.78	)% (c)	(9.92)%	39.23%	(1.87	)%(c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.87%	1.98%	1.98%
Net expenses (d)	1.82%		1.87%	1.97%	1.98%
Net investment income (loss) (d)	0.81%		(0.58)%	(0.94)%	(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$56,288		$60,432	$76,218	$55,639
Portfolio turnover rate (e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate - Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2005
(unaudited)

Common Stocks (100.2%)
	Shares	Value

Alexandria Real Estate Equities, Inc. ( REIT)	5,418	$397,952
AMB Property Corp. ( REIT)	21,285	924,408
American Financial Realty Trust ( REIT)	32,895	505,925
Annaly Mortgage Management, Inc. ( REIT)	30,960	555,113
Apartment Investment and Management Co.—Class A ( REIT)	24,381	997,671
Archstone-Smith Trust ( REIT)	51,084	1,972,864
Arden Realty Group, Inc. ( REIT)	17,028	612,667
Avalonbay Communities, Inc. ( REIT)	18,576	1,500,941
Boston Properties, Inc. ( REIT)	28,251	1,977,570
Brandywine Realty Trust ( REIT)	13,545	415,154
BRE Properties, Inc.—Class A ( REIT)	13,158	550,662
Camden Property Trust ( REIT)	13,158	707,243
Capital Automotive ( REIT)	11,610	443,154
CarrAmerica Realty Corp. ( REIT)	13,932	504,060
Catellus Development Corp. ( REIT)	22,446	736,229
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	13,545	594,084
CBL & Associates Properties, Inc. ( REIT)	15,480	666,724
Centerpoint Properties Corp. ( REIT)	12,384	523,843
Colonial Properties Trust ( REIT)	10,062	442,728
Cousins Properties, Inc. ( REIT)	10,062	297,634
Crescent Real Estate Equities Co. ( REIT)	25,542	478,913
CRT Properties, Inc. ( REIT)	8,127	221,867
Developers Diversified Realty Corp. ( REIT)	27,864	1,280,629
Duke-Weeks Realty Corp. ( REIT)	36,765	1,163,980
Equity Inns, Inc. ( REIT)	13,545	180,149
Equity Lifestyle Properties, Inc. ( REIT)	5,418	215,420
Equity Office Properties Trust ( REIT)	104,103	3,445,809
Equity Residential Properties Trust ( REIT)	71,982	2,650,377
Essex Property Trust, Inc. ( REIT)	5,418	450,019
Federal Realty Investment Trust ( REIT)	13,545	799,155
FelCor Lodging Trust, Inc. * ( REIT)	11,997	173,717
First Industrial Realty Trust, Inc. ( REIT)	10,449	416,915
Forest City Enterprises, Inc.—Class A (Real Estate)	7,353	522,063
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	36,765	525,740
Gables Residential Trust ( REIT)	7,353	317,870
General Growth Properties, Inc. ( REIT)	57,276	2,353,471
Glenborough Realty Trust, Inc. ( REIT)	9,288	191,240
Health Care Property Investors, Inc. ( REIT)	34,056	920,874
Health Care REIT, Inc. ( REIT)	13,158	495,925
Healthcare Realty Trust, Inc. ( REIT)	11,997	463,204
Highwoods Properties, Inc. ( REIT)	13,932	414,616
Home Properties of New York, Inc. ( REIT)	8,127	349,624
Hospitality Properties Trust ( REIT)	17,028	750,424
Host Marriott Corp. ( REIT)	83,592	1,462,860
HRPT Properties Trust ( REIT)	51,084	634,974
IMPAC Mortgage Holdings, Inc. ( REIT)	18,963	353,660
iStar Financial, Inc. ( REIT)	28,638	1,191,054
Jones Lang LaSalle, Inc. * (Real Estate)	7,353	325,223
Kilroy Realty Corp. ( REIT)	7,353	349,194
Kimco Realty Corp. ( REIT)	24,768	1,459,083
Liberty Property Trust ( REIT)	21,672	960,286
Macerich Co. ( REIT)	15,093	1,011,986
Mack-Cali Realty Corp. ( REIT)	15,867	718,775
MeriStar Hospitality Corp. * ( REIT)	22,446	193,036
Mills Corp. ( REIT)	13,932	846,926
Nationwide Health Properties, Inc. ( REIT)	17,028	402,031
New Century Financial Corp. ( REIT)	14,319	736,713
New Plan Excel Realty Trust, Inc. ( REIT)	26,316	715,006
Novastar Financial, Inc. ( REIT)	7,353	287,870
Pan Pacific Retail Properties ( REIT)	10,449	693,605
Pennsylvania REIT	8,514	404,415
Plum Creek Timber Co., Inc. (Forest Products & Paper)	47,214	1,713,868
Post Properties, Inc. ( REIT)	10,062	363,339
Prentiss Properties Trust ( REIT)	11,610	423,068
Prologis ( REIT)	47,214	1,899,891
Public Storage, Inc. ( REIT)	22,833	1,444,187
Rayonier, Inc. (Forest Products & Paper)	12,771	677,246
Realty Income Corp. ( REIT)	20,511	513,595
Reckson Associates Realty Corp. ( REIT)	20,511	688,144
Redwood Trust, Inc. ( REIT)	5,805	299,538
Regency Centers Corp. ( REIT)	15,480	885,456
Saxon Capital, Inc. ( REIT)	12,771	218,001
Shurgard Storage Centers, Inc.—Class A ( REIT)	11,610	533,596
Simon Property Group, Inc. ( REIT)	56,502	4,095,829
SL Green Realty Corp. ( REIT)	10,449	673,961
St. Joe Co. (Real Estate)	18,189	1,483,131
Taubman Centers, Inc. ( REIT)	11,997	408,978
Thornburg Mortgage Asset Corp. ( REIT)	23,994	698,945
Trizec Properties, Inc. ( REIT)	23,607	485,596
United Dominion Realty Trust, Inc. ( REIT)	34,056	819,047
Ventas, Inc. ( REIT)	21,672	654,494
Vornado Realty Trust ( REIT)	30,186	2,426,954

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Washington REIT	10,836	$338,083
Weingarten Realty Investors ( REIT)	20,511	804,441

TOTAL COMMON STOCKS
(Cost $2,574,297)		69,404,712

TOTAL INVESTMENT SECURITIES
(Cost $52,574,297)—100.2%		69,404,712
Net other assets (liabilities) (0.2)%		(136,980)

NET ASSETS—100.0%		$69,267,732

* Non-income producing security
REIT Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Diversified Financial Services	0.8%
Forest Products & Paper	3.5%
Real Estate	4.2%
Real Estate Investment Trust	91.7%
Other **	(0.2)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $52,574,297)	$69,404,712
Dividends and interest receivable	298,505
Receivable for investments sold	8,419,775
Prepaid expenses	617

Total Assets	78,123,609

Liabilities:
Cash overdraft	96,105
Payable for capital shares redeemed	8,642,946
Advisory fees payable	44,513
Management services fees payable	8,903
Administration fees payable	1,890
Administrative services fees payable	30,315
Distribution fees payable	14,978
Trustee fees payable	11
Transfer agency fees payable	2,028
Fund accounting fees payable	2,821
Compliance services fees payable	290
Other accrued expenses	11,077

Total Liabilities	8,855,877

Net Assets	$69,267,732

Net Assets consist of:
Capital	$60,063,666
Accumulated net investment income (loss)	403,823
Accumulated net realized gains (losses) on investments	(8,030,172)
Net unrealized appreciation (depreciation) on investments	16,830,415

Net Assets	$69,267,732

Shares of Beneficial Interest Outstanding	1,322,773

Net Asset Value (offering and redemption price per share)	$52.37

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$914,438
Interest	1,487

Total Investment Income	915,925

Expenses:
Advisory fees	207,429
Management services fees	41,486
Administration fees	10,501
Transfer agency fees	8,395
Administrative services fees	137,422
Distribution fees	69,143
Custody fees	9,314
Fund accounting fees	11,666
Trustee fees	273
Compliance services fees	685
Other fees	15,788

Total Expenses	512,102

Net Investment Income (Loss)	403,823

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,697,999
Change in net unrealized appreciation/depreciation on investments	(1,711,418)

Net Realized and Unrealized Gains (Losses) on Investments	986,581

Change in Net Assets Resulting from Operations	$1,390,404

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets
	For the six months ended June 30, 2005	For the year ended December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$403,823	$1,508,660
Net realized gains (losses) on investments	2,697,999	(3,405,032)
Change in net unrealized appreciation/depreciation on investments	(1,711,418)	12,257,575

Change in net assets resulting from operations	1,390,404	10,361,203

Distributions to Shareholders From:
Net investment income	(152,846)	(1,254,556)
Net realized gains on investments	—	(554,378)
Return of capital	—	(152,845)

Change in net assets resulting from distributions	(152,846)	(1,961,779)

Capital Transactions:
Proceeds from shares issued	378,046,467	874,284,590
Dividends reinvested	152,846	1,961,779
Cost of shares redeemed	(389,837,493)	(844,590,808)

Change in net assets resulting from capital transactions	(11,638,180)	31,655,561

Change in net assets	(10,400,622)	40,054,985
Net Assets:
Beginning of period	79,668,354	39,613,369

End of period	$69,267,732	$79,668,354

Accumulated net investment income (loss)	$637,284	$—

Share Transactions:
Issued	7,819,040	19,934,976
Reinvested	3,334	44,452
Redeemed	(8,077,353)	(19,370,344)

Change in shares	(254,979)	609,084

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$50.49		$40.89	$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss) (b)	0.35		1.04	1.09	1.38	1.53
Net realized and unrealized gains (losses) on investments	1.71		9.86	9.14	(1.34)	1.19

Total income (loss) from investment activities	2.06		10.90	10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.18)		(0.82)	(0.50)	(1.37)	—
Net realized gains on investments	—		(0.38)	—	—	—
Return of capital	—		(0.10)	—	(0.23)	—

Total distributions	(0.18)		(1.30)	(0.50)	(1.60)	—

Net Asset Value, End of Period	$52.37		$50.49	$40.89	$31.16	$32.72

Total Return	4.13	% (c)	27.20%	33.15%	0.02%	9.07	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.85%		1.93%	2.02%	2.13%	1.99%
Net expenses (d)	1.85%		1.93%	1.98%	1.98%	1.99%
Net investment income (loss) (d)	1.46%		2.35%	3.08%	4.09%	5.01%

Supplemental Data:
Net assets, end of period (000’s)	$69,268		$79,668	$39,613	$20,920	$39,414
Portfolio turnover rate (e)	627	% (c)	1,184%	1,113%	1,163%	753	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductor - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks (86.3%)
	Shares	Value

Actel Corp. * (Semiconductors)	624	$8,674
Advanced Micro Devices, Inc. * (Semiconductors)	9,984	173,123
Agere Systems, Inc. * (Semiconductors)	4,680	56,160
Altera Corp. * (Semiconductors)	9,360	185,515
Amkor Technology, Inc. * (Semiconductors)	2,184	9,828
Analog Devices, Inc. (Semiconductors)	9,360	349,222
Applied Materials, Inc. (Semiconductors)	42,120	681,501
Applied Micro Circuits Corp. * (Semiconductors)	7,800	19,968
Asyst Technologies, Inc. * (Semiconductors)	1,248	5,566
Atmel Corp. * (Semiconductors)	11,232	26,620
ATMI, Inc. * (Semiconductors)	936	27,153
Axcelis Technologies, Inc. * (Semiconductors)	2,496	17,123
Broadcom Corp.—Class A * (Semiconductors)	6,864	243,741
Brooks Automation, Inc. * (Semiconductors)	1,248	18,533
Cabot Microelectronics Corp. * (Chemicals)	624	18,090
Cirrus Logic, Inc. * (Semiconductors)	1,872	9,940
Cohu, Inc. (Semiconductors)	624	12,511
Conexant Systems, Inc. * (Semiconductors)	11,856	19,088
Credence Systems Corp. * (Semiconductors)	2,184	19,765
Cree Research, Inc. * (Semiconductors)	1,872	47,680
Cymer, Inc. * (Electronics)	936	24,664
Cypress Semiconductor Corp. * (Semiconductors)	3,120	39,281
DSP Group, Inc. * (Semiconductors)	624	14,895
ESS Technology, Inc. * (Semiconductors)	936	3,941
Exar Corp. * (Semiconductors)	936	13,937
Fairchild Semiconductor International, Inc. * (Semiconductors)	3,120	46,020
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	3,432	72,106
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	6,864	145,380
Helix Technology Corp. (Semiconductors)	624	8,287
Integrated Circuit Systems, Inc. * (Semiconductors)	1,872	38,638
Integrated Device Technology, Inc. * (Semiconductors)	2,808	30,186
Intel Corp. (Semiconductors)	100,444	2,617,570
Interdigital Communications Corp. * (Telecommunications)	1,248	21,840
International Rectifier Corp. * (Semiconductors)	1,560	74,443
Intersil Corp.—Class A (Semiconductors)	3,744	70,275
KLA-Tencor Corp. (Semiconductors)	4,992	218,150
Kopin Corp. * (Semiconductors)	1,872	9,547
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,248	9,872
Lam Research Corp. * (Semiconductors)	3,432	99,322
Lattice Semiconductor Corp. * (Semiconductors)	2,808	12,468
Linear Technology Corp. (Semiconductors)	7,800	286,182
LSI Logic Corp. * (Semiconductors)	9,672	82,115
LTX Corp. * (Semiconductors)	1,560	7,738
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	936	17,943
Marvell Technology Group, Ltd. * (Semiconductors)	4,992	189,896
Maxim Integrated Products, Inc. (Semiconductors)	8,112	309,960
Micrel, Inc. * (Semiconductors)	1,560	17,971
Microchip Technology, Inc. (Semiconductors)	5,304	157,104
Micron Technology, Inc. * (Semiconductors)	15,600	159,276
Mindspeed Technologies, Inc. * (Semiconductors)	2,496	3,045
Mykrolis Corp. * (Semiconductors)	936	13,301
National Semiconductor Corp. (Semiconductors)	8,736	192,454
Novellus Systems, Inc. * (Semiconductors)	3,432	84,805
NVIDIA Corp. * (Semiconductors)	4,056	108,376
OmniVision Technologies, Inc. * (Semiconductors)	1,560	21,200
Photronics, Inc. * (Semiconductors)	624	14,564
PMC-Sierra, Inc. * (Semiconductors)	4,368	40,753
Power Integrations, Inc. * (Semiconductors)	936	20,190
Rambus, Inc. * (Semiconductors)	2,496	33,396
RF Micro Devices, Inc. * (Telecommunications)	4,680	25,412
SanDisk Corp. * (Computers)	4,680	111,056
Semtech Corp. * (Semiconductors)	1,872	31,169
Silicon Image, Inc. * (Semiconductors)	1,872	19,207
Silicon Laboratories, Inc. * (Semiconductors)	936	24,533
Silicon Storage Technology, Inc. * (Computers)	2,184	8,802
Skyworks Solutions, Inc. * (Semiconductors)	4,056	29,893
Teradyne, Inc. * (Semiconductors)	4,992	59,754
Tessera Technologies, Inc. * (Semiconductors)	1,248	41,696
Texas Instruments, Inc. (Semiconductors)	43,056	1,208,581
Transmeta Corp. * (Semiconductors)	4,368	2,664
TriQuint Semiconductor, Inc. * (Semiconductors)	3,432	11,429
Ultratech Stepper, Inc. * (Semiconductors)	624	11,419

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Varian Semiconductor Equipment Associates, Inc. *(Semiconductors)	936	$34,632
Vitesse Semiconductor Corp. * (Semiconductors)	5,616	11,737
Xilinx, Inc. (Semiconductors)	8,736	222,768
Zoran Corp. * (Semiconductors)	936	12,439

TOTAL COMMON STOCKS
(Cost $6,987,128)		9,148,083

TOTAL INVESTMENT SECURITIES
(Cost $6,987,128)—86.3%		9,148,083
Net other assets (liabilities)—13.7%		1,447,338

NET ASSETS—100.0%		$10,595,421

*	Non-income producing security
Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 7/5/05 (Underlying notional amount at value $1,508,049)	15,080	$(183)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Chemicals		0.2%
Computers		1.3%
Electronics		0.2%
Semiconductors		84.2%
Telecommunications		0.4%
Other **		13.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(unaudited)

Statement of Assets and Liabilities
June 30,2005

Assets:
Investments securities, at value (cost $6,987,128)	$9,148,083
Dividends and interest receivable	291
Receivable for investments sold	1,545,293
Receivable for capital shares issued	4,429
Prepaid expenses	89

Total Assets	10,698,185

Liabilities:
Cash overdraft	78,373
Unrealized depreciation on swap agreements	183
Advisory fees payable	8,618
Management services fees payable	1,724
Administration fees payable	365
Administrative services fees payable	5,744
Distribution fees payable	2,875
Trustee fees payable	2
Transfer agency fees payable	392
Fund accounting fees payable	583
Compliance services fees payable	56
Other accrued expenses	3,849

Total Liabilities	102,764

Net Assets	$10,595,421

Net Assets consist of:
Capital	$12,893,076
Accumulated net investment income (loss)	(65,138)
Accumulated net realized gains (losses) on investments	(4,393,289)
Net unrealized appreciation (depreciation) on investments	2,160,772

Net Assets	$10,595,421

Shares of Beneficial Interest Outstanding	474,308

Net Asset Value (offering and redemption price per share)	$22.34

Statement of Operations
For the six months ended June 30,2005

Investment Income:
Dividends	$27,442
Interest	553

Total Investment Income	27,995

Expenses:
Advisory fees	35,278
Management services fees	7,056
Administration fees	2,407
Transfer agency fees	1,729
Administrative services fees	23,516
Distribution fees	11,759
Custody fees	5,334
Fund accounting fees	2,548
Trustee fees	53
Compliance services fees	155
Other fees	3,298

Total Expenses	93,133

Net Investment Income (Loss)	(65,138)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(100,123)
Net realized gains (losses) on swap agreements	(36,509)
Change in net unrealized appreciation/depreciation on investments	27,252

Net Realized and Unrealized Gains (Losses) on Investments	(109,380)

Change in Net Assets Resulting from Operations	$(174,518)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(65,138)	$(169,105)
Net realized gains (losses) on investments	(136,632)	265,418
Change in net unrealized appreciation/depreciation on investments	27,252	(2,359,814)

Change in net assets resulting from operations	(174,518)	(2,263,501)

Distributions to Shareholders From:
Net realized gains on investments	—	(282,923)

Change in net assets resulting from distributions	—	(282,923)

Capital Transactions:
Proceeds from shares issued	59,967,039	130,800,064
Dividends reinvested	—	282,923
Cost of shares redeemed	(60,047,695)	(136,018,336)

Change in net assets resulting from capital transactions	(80,656)	(4,935,349)

Change in net assets	(255,174)	(7,481,773)
Net Assets:
Beginning of period	10,850,595	18,332,368

End of period	$10,595,421	$10,850,595

Accumulated net investment income (loss)	$(65,138)	$—

Share Transactions:
Issued	2,764,674	5,668,532
Reinvested	—	13,595
Redeemed	(2,783,680)	(5,813,644)

Change in shares	(19,006)	(131,517)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$22.00		$29.34	$15.58	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.15)		(0.39)	(0.41)	(0.24)
Net realized and unrealized gains (losses) on investments	0.49	(c)	(6.54)	14.17	(14.18)

Total income (loss) from investment activities	0.34		(6.93)	13.76	(14.42)

Distributions to Shareholders From:
Net realize gains on investments	—		(0.41)	—	—

Net Asset Value, End of Period	$22.34		$22.00	$29.34	$15.58

Total Return	1.55	% (d)	(23.54)%	88.32%	(48.07	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.98%		1.99%	2.05%	2.33%
Net expenses (e)	1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (e)	(1.38)%		(1.58)%	(1.72)%	(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$10,595		$10,851	$18,332	$3,790
Portfolio turnover rate (f)	725	% (d)	1,460%	1,364%	886	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Composition
% of Index

Technology Hardware & Equipment	60.34%
Software & Computer Services	39.66%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Common Stocks (100.9%)
	Shares	Value

3Com Corp. * (Telecommunications)	2,816	$10,250
ADC Telecommunications, Inc. * (Telecommunications)	704	15,326
Adobe Systems, Inc. (Software)	3,520	100,742
ADTRAN, Inc. (Telecommunications)	352	8,726
Advanced Micro Devices, Inc. * (Semiconductors)	2,816	48,829
Agere Systems, Inc. * (Semiconductors)	1,408	16,896
Akamai Technologies, Inc. * (Internet)	704	9,244
Altera Corp. * (Semiconductors)	2,464	48,836
Amdocs, Ltd. * (Telecommunications)	1,408	37,213
American Power Conversion Corp. (Electrical Components & Equipment)	1,408	33,215
American Tower Corp. * (Telecommunications)	1,760	36,995
Analog Devices, Inc. (Semiconductors)	2,464	91,932
Andrew Corp. * (Telecommunications)	1,056	13,475
Anteon International Corp. * (Computers)	352	16,058
Apple Computer, Inc. * (Computers)	5,632	207,314
Applied Materials, Inc. (Semiconductors)	11,616	187,947
Applied Micro Circuits Corp. * (Semiconductors)	2,112	5,407
Ask Jeeves, Inc. * (Internet)	352	10,627
Atmel Corp. * (Semiconductors)	3,168	7,508
ATMI, Inc. * (Semiconductors)	352	10,212
Autodesk, Inc. (Software)	1,760	60,491
Avaya, Inc. * (Telecommunications)	3,168	26,358
Avocent Corp. * (Internet)	352	9,201
Axcelis Technologies, Inc. * (Semiconductors)	704	4,829
BEA Systems, Inc. * (Software)	2,816	24,724
BMC Software, Inc. * (Software)	1,408	25,274
Broadcom Corp.—Class A * (Semiconductors)	1,760	62,498
Brocade Communications Systems, Inc. * (Computers)	1,760	6,829
CACI International, Inc.—Class A * (Computers)	352	22,232
Cadence Design Systems, Inc. * (Computers)	1,760	24,042
Cerner Corp. * (Software)	352	23,925
Check Point Software Technologies, Ltd. * (Internet)	1,408	27,878
CIENA Corp. * (Telecommunications)	3,872	8,092
Cisco Systems, Inc. * (Telecommunications)	45,408	867,746
Citrix Systems, Inc. * (Software)	1,056	22,873
Cognizant Technology Solutions Corp. * (Computers)	1,056	49,769
Computer Associates International, Inc. (Software)	3,168	87,057
Computer Sciences Corp. * (Computers)	1,408	61,530
Compuware Corp. * (Software)	2,464	17,716
Comverse Technology, Inc. * (Telecommunications)	1,408	33,299
Corning, Inc. * (Telecommunications)	9,856	163,807
Credence Systems Corp. * (Semiconductors)	704	6,371
Cree Research, Inc. * (Semiconductors)	352	8,965
Crown Castle International Corp. * (Telecommunications)	1,408	28,611
CSG Systems International, Inc. * (Software)	352	6,681
Cymer, Inc. * (Electronics)	352	9,275
Cypress Semiconductor Corp. * (Semiconductors)	704	8,863
Dell, Inc. * (Computers)	15,136	598,023
Diebold, Inc. (Computers)	352	15,879
Digital River, Inc. * (Internet)	352	11,176
DST Systems, Inc. * (Computers)	352	16,474
Dycom Industries, Inc. * (Engineering & Construction)	352	6,973
EarthLink, Inc. * (Internet)	1,056	9,145
Electronic Data Systems Corp. (Computers)	3,520	67,760
Electronics for Imaging, Inc. * (Computers)	352	7,406
EMC Corp. * (Computers)	16,544	226,818
Emulex Corp. * (Semiconductors)	704	12,855
F5 Networks, Inc. * (Internet)	352	16,627
Fair IsaacCorp. (Software)	352	12,848
Fairchild Semiconductor International, Inc. * (Semiconductors)	704	10,384
Filenet Corp. * (Software)	352	8,849
Foundry Networks, Inc. * (Telecommunications)	704	6,076
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	2,816	59,164
Gateway, Inc. * (Computers)	1,760	5,808
Google, Inc. * (Internet)	704	207,082
Harris Corp. (Telecommunications)	1,056	32,958
Hewlett-Packard Co. (Computers)	20,064	471,705
Hutchinson Technology, Inc. * (Computers)	352	13,556
Hyperion Solutions Corp. * (Software)	352	14,164
IKON Office Solutions, Inc. (Office/Business Equipment)	704	6,695
Imation Corp. (Computers)	352	13,654
Informatica Corp. * (Software)	704	5,907
Infospace, Inc. * (Internet)	352	11,591
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	704	11,025
Insight Enterprises, Inc. * (Retail)	352	7,103

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Integrated Circuit Systems, Inc. * (Semiconductors)	352	$7,265
Integrated Device Technology, Inc. * (Semiconductors)	704	7,568
Intel Corp. (Semiconductors)	43,648	1,137,467
Interdigital Communications Corp. * (Telecommunications)	352	6,160
Intergraph Corp. * (Computers)	352	12,130
International Business Machines Corp. (Computers)	11,616	861,907
International Rectifier Corp. * (Semiconductors)	352	16,797
Internet Security Systems, Inc. * (Internet)	352	7,142
Intersil Corp.—Class A (Semiconductors)	1,056	19,821
Intuit, Inc. * (Software)	1,056	47,636
Jack Henry & Associates, Inc. (Computers)	352	6,445
JDS Uniphase Corp. * (Telecommunications)	9,504	14,446
Juniper Networks, Inc. * (Telecommunications)	3,872	97,497
Keane, Inc. * (Software)	352	4,822
KLA -Tencor Corp. (Semiconductors)	1,408	61,530
Kronos, Inc. * (Computers)	352	14,217
Lam Research Corp. * (Semiconductors)	1,056	30,561
Lexmark International, Inc.—Class A * (Computers)	1,056	68,460
Linear Technology Corp. (Semiconductors)	2,112	77,489
LSI Logic Corp. * (Semiconductors)	2,816	23,908
Lucent Technologies, Inc. * (Telecommunications)	29,568	86,043
Macromedia, Inc. * (Internet)	352	13,453
Macrovision Corp. * (Entertainment)	352	7,934
Marvell Technology Group, Ltd. * (Semiconductors)	1,408	53,560
Maxim Integrated Products, Inc. (Semiconductors)	2,112	80,700
Maxtor Corp. * (Computers)	1,760	9,152
McAfee, Inc. * (Internet)	1,056	27,646
Mentor Graphics Corp. * (Computers)	352	3,608
Mercury Interactive Corp. * (Software)	704	27,005
Micrel, Inc. * (Semiconductors)	352	4,055
Microchip Technology, Inc. (Semiconductors)	1,408	41,705
Micron Technology, Inc. * (Semiconductors)	4,224	43,127
Micros Systems, Inc. * (Computers)	352	15,752
Microsoft Corp. (Software)	66,528	1,652,557
Motorola, Inc. (Telecommunications)	16,896	308,521
National Semiconductor Corp. (Semiconductors)	2,464	54,282
NCR Corp. * (Computers)	1,408	49,449
Network Appliance, Inc. * (Computers)	2,464	69,657
Novell, Inc. * (Software)	2,464	15,277
Novellus Systems, Inc. * (Semiconductors)	1,056	26,094
NVIDIA Corp. * (Semiconductors)	1,056	28,216
OmniVision Technologies, Inc. * (Semiconductors)	352	4,784
Openwave Systems, Inc. * (Internet)	352	5,773
Oracle Corp. * (Software)	27,456	362,420
PalmOne, Inc. * (Computers)	352	10,479
Parametric Technology Corp. * (Software)	1,760	11,229
Perot Systems Corp.—Class A * (Computers)	352	5,005
Photronics, Inc. * (Semiconductors)	352	8,216
Pitney Bowes, Inc. (Office/Business Equipment)	1,760	76,648
Plantronics, Inc. (Telecommunications)	352	12,799
PMC-Sierra, Inc. * (Semiconductors)	1,056	9,852
Polycom, Inc. * (Telecommunications)	704	10,497
QLogic Corp. * (Semiconductors)	704	21,732
Qualcomm, Inc. (Telecommunications)	11,264	371,825
Rambus, Inc. * (Semiconductors)	704	9,420
Red Hat, Inc. * (Software)	1,056	13,834
Reynolds & Reynolds Co. (Computers)	352	9,515
RF Micro Devices, Inc. * (Telecommunications)	1,408	7,645
RSA Security, Inc. * (Internet)	352	4,041
SanDisk Corp. * (Computers)	1,408	33,412
Scientific-Atlanta, Inc. (Telecommunications)	1,056	35,133
Seagate Technology (Computers)	1,408	24,710
Semtech Corp. * (Semiconductors)	352	5,861
Siebel Systems, Inc. (Software)	3,168	28,195
Silicon Image, Inc. * (Semiconductors)	352	3,612
Silicon Laboratories, Inc. * (Semiconductors)	352	9,226
Skyworks Solutions, Inc. * (Semiconductors)	1,056	7,783
Sonus Networks, Inc. * (Telecommunications)	1,760	8,413
SpectraSite, Inc. * (Telecommunications)	352	26,199
Storage Technology Corp. * (Computers)	704	25,548
Sun Microsystems, Inc. * (Computers)	22,880	85,342
SunGard Data Systems, Inc. * (Computers)	2,112	74,279
Sybase, Inc. * (Software)	704	12,918
Symantec Corp. * (Internet)	4,928	107,135
Synopsys, Inc. * (Computers)	1,056	17,604
Tech Data Corp. * (Distribution/Wholesale)	352	12,887
Tekelec * (Telecommunications)	352	5,914
Tellabs, Inc. * (Telecommunications)	2,816	24,499
Teradyne, Inc. * (Semiconductors)	1,408	16,854
Tessera Technologies, Inc. * (Semiconductors)	352	11,760
Texas Instruments, Inc. (Semiconductors)	11,616	326,061
Tibco Software, Inc. * (Internet)	1,408	9,208
Unisys Corp. * (Computers)	2,464	15,597
United Stationers, Inc. * (Distribution/Wholesale)	352	17,283
Unova, Inc. * (Machinery-Diversified)	352	9,374
UTStarcom, Inc. * (Telecommunications)	704	5,273
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	352	13,024
VeriSign, Inc. * (Internet)	1,760	50,618
Veritas Software Corp. * (Software)	2,816	68,710
Western Digital Corp. * (Computers)	1,408	18,895
Wind River Systems, Inc. * (Software)	704	11,039
Xerox Corp. * (Office/Business Equipment)	6,688	92,228
Xilinx, Inc. (Semiconductors)	2,464	62,832
Yahoo!, Inc. * (Internet)	8,800	304,920
Zebra Technologies Corp. * (Machinery-Diversified)	352	15,414

TOTAL COMMON STOCKS
(Cost $7,539,206)		12,197,928

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $15,001 (Collateralized by $16,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $16,071)	$15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $7,554,206)—101.0%		12,212,928
Net other assets (liabilities)—(1.0)%		(125,386)

NET ASSETS—100.0%		$12,087,542

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Computers	26.8%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.3%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	7.0%
Machinery-Diversified	0.2%
Office/Business Equipment	1.5%
Retail	0.1%
Semiconductors	23.2%
Software	22.1%
Telecommunications	19.1%
Other **	(0.9)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $7,539,206)	$12,197,928
Repurchase agreements, at cost	15,000

Total Investment Securities	12,212,928
Cash	520
Dividends and interest receivable	3,123
Receivable for capital shares issued	235
Prepaid expenses	173

Total Assets	12,216,979

Liabilities:
Payable for capital shares redeemed	95,920
Advisory fees payable	10,103
Management services fees payable	2,020
Administration fees payable	428
Administrative services fees payable	6,224
Distribution fees payable	4,952
Trustee fees payable	3
Transfer agency fees payable	459
Fund accounting fees payable	734
Compliance services fees payable	66
Other accrued expenses	8,528

Total Liabilities	129,437

Net Assets	$12,087,542

Net Assets consist of:
Capital	$19,291,488
Accumulated net investment income (loss)	(11,951)
Accumulated net realized gains (losses) on investments	(11,850,717)
Net unrealized appreciation (depreciation) on investments	4,658,722

Net Assets	$12,087,542

Shares of Beneficial Interest Outstanding	840,287

Net Asset Value (offering and redemption price per share)	$14.39

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$46,817
Interest	311

Total Investment Income	47,128

Expenses:
Advisory fees	62,383
Management services fees	12,477
Administration fees	2,865
Transfer agency fees	3,005
Administrative services fees	33,503
Distribution fees	20,794
Custody fees	10,644
Fund accounting fees	4,712
Trustee fees	104
Compliance services fees	225
Other fees	6,192

Total Expenses	156,904

Net Investment Income (Loss)	(109,776)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,274,248
Change in net unrealized appreciation/depreciation on investments	(2,598,280)

Net Realized and Unrealized Gains (Losses) on Investments	(1,324,032)

Change in Net Assets Resulting from Operations	$(1,433,808)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(109,776)	$97,825
Net realized gains (losses) on investments	1,274,248	178,869
Change in net unrealized appreciation/depreciation on investments	(2,598,280)	(142,270)

Change in net assets resulting from operations	(1,433,808)	134,424

Distributions to Shareholders From:
Net realized gains on investments	—	(338,531)

Change in net assets resulting from distributions	—	(338,531)

Capital Transactions:
Proceeds from shares issued	24,872,588	116,684,220
Dividends reinvested	—	338,531
Cost of shares redeemed	(35,827,670)	(122,973,022)

Change in net assets resulting from capital transactions	(10,955,082)	(5,950,271)

Change in net assets	(12,388,890)	(6,154,378)
Net Assets:
Beginning of period	24,476,432	30,630,810

End of period	$12,087,542	$24,476,432

Accumulated net investment income (loss)	$(11,951)	$97,825

Share Transactions:
Issued	1,743,520	7,932,305
Reinvested	—	23,476
Redeemed	(2,502,948)	(8,324,595)

Change in shares	(759,428)	(368,814)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the	For the	For the period
	six months ended		year ended		year ended	year ended	January 22, 2001( a) through
	June 30, 2005		December 31, 2004		December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$15.30		$15.56		$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss)( b)	(0.09)		0.06		(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.82)		(0.14	)( c)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	(0.91)		(0.08)		4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.18)		—	—	—

Net Asset Value, End of Period	$14.39		$15.30		$15.56	$10.66	$17.97

Total Return	(6.01	)%( d)	(0.43)%		45.97%	(40.68)%	(40.10	)%( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.89%		1.87%		1.93%	2.27%	2.10%
Net expenses( e)	1.89%		1.87%		1.93%	1.98%	2.10%
Net investment income (loss)( e)	(1.32)%		0.40%		(1.47)%	(1.77)%	(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$12,088		$24,476		$30,631	$15,271	$15,410
Portfolio turnover rate( f)	141	%( d)	497%		702%	1,208%	2,548	%( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	20%

Total Exposure	99%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Telecommunications - Composition
% of Index

Fixed Line Telecommunications	81.42%
Mobile Telecommunications	18.58%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	June 30, 2005
(unaudited)

Common Stocks (79.2%)
	Shares	Value

Alamosa Holdings, Inc. * (Telecommunications)	2,821	$39,212
Alltel Corp. (Telecommunications)	4,759	296,391
AT &T Corp. (Telecommunications)	15,624	297,481
BellSouth Corp. (Telecommunications)	35,805	951,338
CenturyTel, Inc. (Telecommunications)	2,387	82,662
Cincinnati Bell, Inc. * (Telecommunications)	4,774	20,528
Citizens Communications Co. (Telecommunications)	6,510	87,494
IDT Corp. * (Telecommunications)	434	5,746
IDT Corp.—Class B * (Telecommunications)	1,085	14,279
Leucadia National Corp. (Holding Companies-Diversified)	1,519	58,679
Level 3 Communications, Inc. * (Telecommunications)	12,152	24,669
MCI, Inc. (Telecommunications)	5,425	139,477
Nextel Communications, Inc.—Class A * (Telecommunications)	10,583	341,937
Nextel Partners, Inc.—Class A * (Telecommunications)	868	21,848
NII Holdings, Inc.—Class B * (Telecommunications)	1,085	69,375
NTL, Inc. * (Telecommunications)	1,519	103,930
Qwest Communications International, Inc. * (Telecommunications)	28,861	107,074
SBC Communications, Inc. (Telecommunications)	49,466	1,174,817
Sprint Corp. (Telecommunications)	13,621	341,751
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,085	41,599
Telephone & Data Systems, Inc. (Telecommunications)	1,085	44,279
US Cellular Corp. * (Telecommunications)	217	10,837
Verizon Communications, Inc. (Telecommunications)	41,033	1,417,689
Western Wireless Corp.—Class A * (Telecommunications)	1,519	64,254

TOTAL COMMON STOCKS
(Cost $4,552,918)		5,757,346
TOTAL INVESTMENT SECURITIES
(Cost $4,552,918)—79.2%		5,757,346
Net other assets (liabilities)—20.8%		1,511,917

NET ASSETS—100.0%		$7,269,263

* Non-income producing security
Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 7/5/05 (Underlying notional amount at value $1,438,947)	14,389	$(492)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Holding Companies-Diversified	0.8%
Telecommunications	78.4%
Other **	20.8%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $4,552,918)	$5,757,346
Dividends and interest receivable	2,192
Receivable for investments sold	1,503,853
Receivable for capital shares issued	218,708
Prepaid expenses	128

Total Assets	7,482,227

Liabilities:
Cash overdraft	3,494
Payable for investments purchased	134,073
Payable for capital shares redeemed	60,317
Unrealized depreciation on swap agreements	492
Advisory fees payable	4,832
Management services fees payable	966
Administration fees payable	205
Administrative services fees payable	3,224
Distribution fees payable	1,610
Trustee fees payable	1
Transfer agency fees payable	220
Fund accounting fees payable	315
Compliance services fees payable	31
Other accrued expenses	3,184

Total Liabilities	212,964

Net Assets	$7,269,263

Net Assets consist of:
Capital	$10,502,207
Accumulated net investment income (loss)	335,252
Accumulated net realized gains (losses) on investments	(4,772,132)
Net unrealized appreciation (depreciation) on investments	1,203,936

Net Assets	$7,269,263

Shares of Beneficial Interest Outstanding	502,901

Net Asset Value (offering and redemption price per share)	$14.45

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$219,985
Interest	931

Total Investment Income	220,916

Expenses:
Advisory fees	40,897
Management services fees	8,179
Administration fees	1,566
Transfer agency fees	1,851
Administrative services fees	27,246
Distribution fees	13,632
Custody fees	3,395
Fund accounting fees	2,614
Trustee fees	73
Compliance services fees	126
Other fees	3,511

Total Expenses	103,090

Net Investment Income (Loss)	117,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(107,414)
Net realized gains (losses) on swap agreements	(27,659)
Change in net unrealized appreciation/depreciation on investments	(1,221,464)

Net Realized and Unrealized Gains (Losses) on Investments	(1,356,537)

Change in Net Assets Resulting from Operations	$(1,238,711)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$117,826	$217,426
Net realized gains (losses) on investments	(135,073)	(137,497)
Change in net unrealized appreciation/depreciation on investments	(1,221,464)	1,453,949

Change in net assets resulting from operations	(1,238,711)	1,533,878

Distributions to Shareholders From:
Net investment income	—	(165,601)
Net realized gains on investments	—	(589,766)

Change in net assets resulting from distributions	—	(755,367)

Capital Transactions:
Proceeds from shares issued	46,927,302	125,564,895
Dividends reinvested	—	755,367
Cost of shares redeemed	(56,313,251)	(116,693,298)

Change in net assets resulting from capital transactions	(9,385,949)	9,626,964

Change in net assets	(10,624,660)	10,405,475
Net Assets:
Beginning of period	17,893,923	7,488,448

End of period	$7,269,263	$17,893,923

Accumulated net investment income (loss)	$335,252	$217,426

Share Transactions:
Issued	3,258,223	8,563,761
Reinvested	—	50,696
Redeemed	(3,928,979)	(7,985,937)

Change in shares	(670,756)	628,520

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a)through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value,
Beginning of Period	$15.25		$13.74	$13.41	$21.57	$30.00

Investment Activities:
Net investment income (loss) (b)	0.15		0.21	0.31	(0.10)	(0.28)
Net realized and unrealized
gains (losses) on investments	(0.95)		1.91	0.02	(8.06)	(8.15)

Total income (loss) from
investment activities	(0.80)		2.12	0.33	(8.16)	(8.43)

Distributions to Shareholders From:
Net investment income	—		(0.13)	—	—	—
Net realized gains on investments	—		(0.48)	—	—	—

Total distributions	—		(0.61)	—	—	—

Net Asset Value, End of Period	$14.45		$15.25	$13.74	$13.41	$21.57

Total Return	(5.25	)% (c)	15.56%	2.46%	(37.83)%	(28.10	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.89%		1.95%	2.06%	2.19%	2.17%
Net expenses (d)	1.89%		1.95%	1.97%	1.98%	2.17%
Net investment income (loss) (d)	2.16%		1.42%	2.40%	(0.72)%	(1.27)%

Supplemental Data:
Net assets, end of period (000’s)	$7,269		$17,894	$7,488	$16,796	$4,150
Portfolio turnover rate (e)	529	% (c)	1,048%	1,508%	1,290%	2,830	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities - Composition
% of Index

Electricity	75.93%
Gas, Water & Multiutilities	24.07%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	18,256	$705,594
Allegheny Energy, Inc. * (Electric)	41,076	1,035,937
ALLETE, Inc. (Electric)	6,846	341,615
Alliant Energy Corp. (Electric)	29,666	835,098
Ameren Corp. (Electric)	49,063	2,713,184
American Electric Power, Inc. (Electric)	100,408	3,702,043
Aqua America, Inc. (Water)	23,961	712,600
Aquila, Inc. * (Electric)	59,332	214,189
Atmos Energy Corp. (Gas)	19,397	558,634
Avista Corp. (Electric)	12,551	233,323
Black Hills Corp. (Electric)	7,987	294,321
Calpine Corp. * (Electric)	112,959	384,061
CenterPoint Energy, Inc. (Electric)	68,460	904,357
Cinergy Corp. (Electric)	46,781	2,096,724
CLECO Corp. (Electric)	12,551	270,725
CMS Energy Corp. * (Electric)	55,909	841,990
Consolidated Edison, Inc. (Electric)	61,614	2,886,000
Constellation Energy Group, Inc. (Electric)	44,499	2,567,147
Dominion Resources, Inc. (Electric)	86,716	6,364,087
DPL, Inc. (Electric)	30,807	845,652
DTE Energy Co. (Electric)	44,499	2,081,218
Duke Energy Corp. (Electric)	224,777	6,682,620
Duquesne Light Holdings, Inc. (Electric)	19,397	362,336
Edison International (Electric)	75,306	3,053,658
El Paso Electric Co. * (Electric)	12,551	256,668
Energen Corp. (Gas)	17,115	599,881
Energy East Corp. (Electric)	37,653	1,091,184
Entergy Corp. (Electric)	53,627	4,051,520
Equitable Resources, Inc. (Pipelines)	14,833	1,008,644
Exelon Corp. (Electric)	167,727	8,609,426
FirstEnergy Corp. (Electric)	83,293	4,007,226
FPL Group, Inc. (Electric)	91,280	3,839,237
Great Plains Energy, Inc. (Electric)	19,397	618,570
Hawaiian Electric Industries, Inc. (Electric)	20,538	550,624
IDACORP, Inc. (Electric)	10,269	314,539
KeySpan Corp. (Gas)	41,076	1,671,792
National Fuel Gas Co. (Pipelines)	20,538	593,754
New Jersey Resources Corp. (Gas)	6,846	330,320
NICOR, Inc. (Gas)	11,410	469,750
NiSource, Inc. (Electric)	68,460	1,693,016
Northeast Utilities System (Electric)	31,948	666,435
Northwest Natural Gas Co. (Gas)	6,846	261,791
NRG Energy, Inc. * (Electric)	21,679	815,130
NSTAR (Electric)	27,384	844,249
ONEOK, Inc. (Gas)	23,961	782,327
Peoples Energy Corp. (Gas)	9,128	396,703
Pepco Holdings, Inc. (Electric)	47,922	1,147,253
PG&E Corp. (Electric)	93,562	3,512,317
Piedmont Natural Gas Co., Inc. (Gas)	18,256	438,509
Pinnacle West Capital Corp. (Electric)	25,102	1,115,784
PNM Resources, Inc. (Electric)	14,833	427,339
PPL Corp. (Electric)	47,922	2,845,608
Progress Energy, Inc. (Electric)	62,755	2,839,036
Public Service Enterprise Group, Inc. (Electric)	60,473	3,677,968
Puget Energy, Inc. (Electric)	25,102	586,885
Questar Corp. (Pipelines)	21,679	1,428,646
Reliant Resources, Inc. * (Electric)	75,306	932,288
SCANA Corp. (Electric)	26,243	1,120,839
Sempra Energy (Gas)	51,345	2,121,061
Sierra Pacific Resources * (Electric)	29,666	369,342
Southern Co. (Electric)	188,265	6,527,148
Southern Union Co. * (Gas)	25,102	616,254
TECO Energy, Inc. (Electric)	50,204	949,358
The AES Corp. * (Electric)	164,304	2,691,300
TXU Corp. (Electric)	57,050	4,740,285
UGI Corp. (Gas)	26,243	732,180
Unisource Energy Corp. (Electric)	7,987	245,600
Vectren Corp. (Gas)	19,397	557,276
Westar Energy, Inc. (Electric)	21,679	520,946
WGL Holdings, Inc. (Gas)	12,551	422,216
Wisconsin Energy Corp. (Electric)	29,666	1,156,974
WPS Resources Corp. (Electric)	9,128	513,450
Xcel Energy, Inc. (Electric)	101,549	1,982,236

TOTAL COMMON STOCKS (Cost $96,468,244)		118,377,997

TOTAL INVESTMENT SECURITIES (Cost $96,468,244)—100.1%		118,377,997
Net other assets (liabilities)—(0.1)%		(141,940)

NET ASSETS—100.0%		$118,236,057

* Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2005

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Electric	87.9%
Gas	9.0%
Pipelines	2.6%
Water	0.6%
Other **	(0.1)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $96,468,244)	$118,377,997
Dividends and interest receivable	204,507
Receivable for capital shares issued	4,962,499
Prepaid expenses	723

Total Assets	123,545,726

Liabilities:
Cash overdraft	121,767
Payable for investments purchased	4,983,364
Payable for capital shares redeemed	32,080
Advisory fees payable	62,457
Management services fees payable	12,492
Administration fees payable	2,652
Administrative services fees payable	41,673
Distribution fees payable	20,844
Trustee fees payable	16
Transfer agency fees payable	2,847
Fund accounting fees payable	3,931
Compliance services fees payable	407
Other accrued expenses	25,139

Total Liabilities	5,309,669

Net Assets	$118,236,057

Net Assets consist of:
Capital	$105,059,259
Accumulated net investment income (loss)	1,391,347
Accumulated net realized gains (losses) on investments	(10,124,302)
Net unrealized appreciation (depreciation) on investments	21,909,753

Net Assets	$118,236,057

Shares of Beneficial Interest Outstanding	3,921,141

Net Asset Value (offering and redemption price per share)	$30.15

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,510,826
Interest	1,318

Total Investment Income	1,512,144

Expenses:
Advisory fees	305,096
Management services fees	61,019
Administration fees	17,063
Transfer agency fees	14,296
Administrative services fees	203,360
Distribution fees	101,699
Custody fees	9,985
Fund accounting fees	19,693
Trustee fees	411
Compliance services fees	1,197
Other fees	25,595

Total Expenses	759,414

Net Investment Income (Loss)	752,730

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(803,558)
Change in net unrealized appreciation/depreciation on investments	10,303,403

Net Realized and Unrealized Gains (Losses) on Investments	9,499,845

Change in Net Assets Resulting from Operations	$10,252,575

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the six months ended June 30, 2005	For the year ended December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$752,730	$638,617
Net realized gains (losses) on investments	(803,558)	485,272
Change in net unrealized appreciation/depreciation on investments	10,303,403	7,444,074

Change in net assets resulting from operations	10,252,575	8,567,963

Distributions to Shareholders From:
Net investment income	—	(385,128)
Net realized gains on investments	—	(811,247)

Change in net assets resulting from distributions	—	(1,196,375)

Capital Transactions:
Proceeds from shares issued	161,328,236	229,372,382
Dividends reinvested	—	1,196,375
Cost of shares redeemed	(105,308,699)	(208,628,904)

Change in net assets resulting from capital transactions	56,019,537	21,939,853

Change in net assets	66,272,112	29,311,441
Net Assets:
Beginning of period	51,963,945	22,652,504

End of period	$118,236,057	$51,963,945

Accumulated net investment income (loss)	$1,391,347	$638,617

Share Transactions:
Issued	5,738,857	9,682,726
Reinvested	—	46,660
Redeemed	(3,774,573)	(8,784,656)

Change in shares	1,964,284	944,730

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$26.55		$22.38	$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss) (b)	0.26		0.43	0.40	0.51	0.39
Net realized and unrealized gains (losses) on investments	3.34		4.26	3.61	(6.42)	(5.70)

Total income (loss) from investment activities	3.60		4.69	4.01	(5.91)	(5.31)

Distributions to Shareholders From:
Net investment income	—		(0.17)	(0.41)	—	—
Net realized gains on investments	—		(0.35)	—	—	—

Total distributions	—		(0.52)	(0.41)	—	—

Net Asset Value, End of Period	$30.15		$26.55	$22.38	$18.78	$24.69

Total Return	13.52	% (c)	21.07%	21.37%	(23.94)%	(17.70	)% (c)

Ratios to Average Net Assets:

Gross expenses (d)	1.87%		1.95%	2.06%	2.17%	2.05%
Net expenses (d)	1.87%		1.95%	1.98%	1.98%	2.05%
Net investment income (loss) (d)	1.85%		1.78%	1.98%	2.31%	1.44%

Supplemental Data:
Net assets, end of period (000’s)	$118,236		$51,964	$22,653	$26,026	$13,420
Portfolio turnover rate (e)	122	% (c)	569%	1,134%	1,461%	1,008	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	35%
Futures Contracts	4%
Swap Agreements	87%

Total Exposure	126%

“Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments June 30, 2005
(unaudited)

U.S. Government Agency Obligations (45.8%)

	Principal Amount	Value

Federal Farm Credit Bank, 2.30%, 7/1/05	$8,369,000	$8,369,000
Federal Home Loan Bank, 2.30%, 7/1/05	8,369,000	8,369,000
Federal Home Loan Mortgage Corp., 2.30%, 7/1/05	8,369,000	8,369,000
Federal National Mortgage Association, 2.30%, 7/1/05	8,369,000	8,369,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,476,000)		33,476,000

U.S. Treasury Obligations (35.3%)

U.S. Treasury Bonds, 5.375%, 2/15/31	21,760,000	25,782,200

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,496,913)		25,782,200

Repurchase Agreements (11.5%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $8,365,639 (Collateralized by $8,541,000 Federal National Mortgage Association, 2.625%-3.35%, 7/1/05-1/19/07, market value $8,533,265)	8,365,000	8,365,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,365,000)		8,365,000

TOTAL INVESTMENT SECURITIES
(Cost $67,337,913)—92.6%		67,623,200
Net other assets (liabilities)—7.4%		5,389,639

NET ASSETS—100.0%		$73,012,839

* All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $2,977,344)	25	$ (63)

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $63,398,619)	53,508,000	602,862

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $58,972,913)	$59,258,200
Repurchase agreements, at cost	8,365,000

Total Investment Securities	67,623,200
Segregated cash balances with custodian for swap agreements	302
Interest receivable	339,080
Receivable for capital shares issued	10,449,248
Unrealized appreciation on swap agreements	602,862
Prepaid expenses	481

Total Assets	79,015,173

Liabilities:
Cash overdraft	3,922
Payable for investments purchased	5,923,453
Variation margin on futures contracts	63
Advisory fees payable	22,671
Management services fees payable	6,801
Administration fees payable	1,443
Administrative services fees payable	23,425
Distribution fees payable	11,641
Trustee fees payable	9
Transfer agency payable	1,550
Fund accounting fees payable	2,113
Compliance services fees payable	221
Other accrued expenses	5,022

Total Liabilities	6,002,334

Net Assets	$73,012,839

Net Assets consist of:
Capital	$71,555,334
Accumulated net investment income (loss)	15,366
Accumulated net realized gains (losses) on investments	554,053
Net unrealized appreciation (depreciation) on investments	888,086

Net Assets	$73,012,839

Shares of Beneficial Interest Outstanding	2,103,340

Net Asset Value (offering and redemption price per share)	$34.71

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$950,843

Expenses:
Advisory fees	123,312
Management services fees	36,994
Administration fees	7,858
Transfer agency fees	7,205
Administrative services fees	122,842
Distribution fees	61,656
Custody fees	7,545
Fund accounting fees	9,817
Trustee fees	199
Compliance services fees	523
Other fees	9,788

Total Expenses	387,739

Net Investment Income (Loss)	563,104

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,570,915
Net realized gains (losses) on futures contracts	67,136
Net realized gains (losses) on swap agreements	3,040,085
Change in net unrealized appreciation/depreciation on investments	(11,830)

Net Realized and Unrealized Gains (Losses) on Investments	5,666,306

Change in Net Assets Resulting from Operations	$6,229,410

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$563,104	$380,734
Net realized gains (losses) on investments	5,678,136	(753,573)
Change in net unrealized appreciation/depreciation on investments	(11,830)	722,226

Change in net assets resulting from operations	6,229,410	349,387

Distributions to Shareholders From:
Net investment income	(547,738)	(380,734)
Net realized gains on investments	—	—
Return of capital	—	(17,360)

Change in net assets resulting from distributions	(547,738)	(398,094)

Capital Transactions:
Proceeds from shares issued	257,788,033	435,266,259
Dividends reinvested	547,738	398,094
Cost of shares redeemed	(234,609,723)	(428,786,941)

Change in net assets resulting from capital transactions	23,726,048	6,877,412

Change in net assets	29,407,720	6,828,705
Net Assets:
Beginning of period	43,605,119	36,776,414

End of period	$73,012,839	$43,605,119

Accumulated net investment income (loss)	$15,366	$—

Share Transactions:
Issued	7,954,809	14,822,761
Reinvested	16,855	13,248
Redeemed	(7,286,962)	(14,700,662)

Change in shares	684,702	135,347

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$30.74		$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss) (b)	0.36		0.25	0.06	0.12
Net realized and unrealized gains (losses) on investments	3.97		2.09 (c)	(0.90)	4.89

Total income (loss) from investment activities.	4.33		2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.36)		(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	(3.23)	—
Return of capital	—		(0.01)	(1.33)	—

Total distributions	(0.36)		(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$34.71		$30.74	$28.66	$34.12

Total Return	14.18	% (d)	8.18%	(2.55)%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.57%		1.61%	1.74%	1.71%
Net expenses (e)	1.57%		1.61%	1.73%	1.71%
Net investment income (loss) (e)	2.28%		0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$73,013		$43,605	$36,776	$124,928
Portfolio turnover rate (f)	956	% (d)	1,258%	526%	269	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(127)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (83.2%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$30,054,000	$30,054,000
Federal Home Loan Bank *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal National Mortgage Association *, 2.30%, 7/1/05	30,054,000	30,054,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,216,000)		120,216,000

Repurchase Agreements (20.8%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $30,050,295 (Collateralized by $30,619,000 various U.S. Government Agency Obligations, 3.49%-5.50%, 12/28/05-2/6/09, market value $30,654,112)	30,048,000	30,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,048,000)		30,048,000

Options Purchased (NM)
	Contracts	Value

30-year U.S. Treasury Bond Call Option ** expiring December 2005 @ $134	500	$5,780

TOTAL OPTIONS PURCHASED
(Cost $9,313)		5,780

TOTAL INVESTMENT SECURITIES
(Cost $150,273,313)—104.0%		150,269,780
Net other assets (liabilities)—(4.0)%		(5,826,956)

NET ASSETS—100.0%		$144,442,824

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $4,406,469)	37	$(24,374)

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $179,335,580)	(151,358,000)	(1,928,698)

See accompanying notes to the financial statements.

219

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $120,225,313)	$120,221,780
Repurchase agreements, at cost	30,048,000

Total Investment Securities	150,269,780
Cash	22,103
Segregated cash balances with brokers for futures contracts	37,055
Segregated cash balances with custodian for swap agreements	222
Interest receivable	2,295
Receivable for capital shares issued	2,420
Prepaid expenses	1,807

Total Assets	150,335,682

Liabilities:
Payable for capital shares redeemed	3,629,206
Unrealized depreciation on swap agreements	1,928,698
Variation margin on futures contracts	33,531
Advisory fees payable	96,495
Management services fees payable	19,299
Administration fees payable	4,087
Administrative services fees payable	80,398
Distribution fees payable	64,094
Trustee fees payable	24
Transfer agency fees payable	4,390
Fund accounting fees payable	5,986
Compliance services fees payable	627
Other accrued expenses	26,023

Total Liabilities	5,892,858

Net Assets	$144,442,824

Net Assets consist of:
Capital	$202,448,084
Accumulated net investment income (loss)	793,179
Accumulated net realized gains (losses) on investments	(56,841,834)
Net unrealized appreciation (depreciation) on investments	(1,956,605)

Net Assets	$144,442,824

Shares of Beneficial Interest Outstanding	7,970,759

Net Asset Value (offering and redemption price per share)	$18.12

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$2,303,439

Expenses:
Advisory fees	660,103
Management services fees	132,021
Administration fees	27,111
Transfer agency fees	27,941
Administrative services fees	345,669
Distribution fees	220,034
Custody fees	15,091
Fund accounting fees	38,052
Trustee fees	931
Compliance services fees	2,043
Other fees	41,264

Total Expenses	1,510,260

Net Investment Income (Loss)	793,179

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,063)
Net realized gains (losses) on futures contracts	144,802
Net realized gains (losses) on swap agreements	(26,821,913)
Change in net unrealized appreciation/depreciation on investments	1,419,141

Net Realized and Unrealized Gains (Losses) on Investments	(25,267,033)

Change in Net Assets Resulting from Operations	$(24,473,854)

See accompanying notes to the financial statements.

220

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$793,179	$(761,828)
Net realized gains (losses) on investments	(26,686,174)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	1,419,141	(3,736,074)

Change in net assets resulting from operations	(24,473,854)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	191,470,775	671,758,955
Cost of shares redeemed	(202,192,259)	(536,161,497)

Change in net assets resulting from capital transactions	(10,721,484)	135,597,458

Change in net assets	(35,195,338)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$144,442,824	$179,638,162

Accumulated net investment income (loss)	$793,179	$—

Share Transactions:
Issued	9,635,263	29,134,922
Redeemed	(10,308,485)	(23,675,250)

Change in shares	(673,222)	5,459,672

See accompanying notes to the financial statements.

221

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$20.78		$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.75)		(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(2.66)		(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$18.12		$20.78	$23.32	$24.32

Total Return	(12.80	)% (c)	(10.89)%	(4.11)%	(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.72%		1.75%	1.91%	2.13%
Net expenses (d)	1.72%		1.75%	1.91%	1.98%
Net investment income (loss) (d)	0.90%		(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$144,443		$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

222

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Allocation of Portfolio Holdings (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	45%
Repurchase Agreements	11%

Total Exposure	56%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (44.6%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 2.30%, 7/1/05	$4,793,000	$4,793,000
Federal Home Loan Bank., 2.30%, 7/1/05	4,793,000	4,793,000
Federal Home Loan Mortgage Corp., 2.30%, 7/1/05	4,793,000	4,793,000
Federal National Mortgage Association, 2.30%, 7/1/05	4,793,000	4,793,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,172,000)		19,172,000

Repurchase Agreements (11.1%)
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $4,790,366 (Collateralized by $4,736,000 Federal National Mortgage Association, 5.50%, 2/15/06, market value $4,886,548)	4,790,000	4,790,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,790,000)		4,790,000

TOTAL INVESTMENT SECURITIES
(Cost $23,962,000)—55.7%		23,962,000
Net other assets (liabilities)—44.3%		19,054,875

NET ASSETS—100.0%		$43,016,875

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $19,172,000)	$19,172,000
Repurchase agreements, at cost	4,790,000

Total Investment Securities	23,962,000
Cash	431
Interest receivable	366
Receivable for capital shares issued	19,128,074
Prepaid expenses	351

Total Assets	43,091,222

Liabilities:
Payable for capital shares redeemed	13,775
Advisory fees payable	22,106
Management services fees payable	4,421
Administration fees payable	937
Administrative services fees payable	560
Distribution fees payable	21,755
Trustee fees payable	6
Transfer agency fees payable	1,006
Fund accounting fees payable	1,373
Compliance services fees payable	144
Other accrued expenses	8,264

Total Liabilities	74,347

Net Assets	$43,016,875

Net Assets consist of:
Capital	$43,016,876
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$43,016,875

Shares of Beneficial Interest Outstanding	43,016,875

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$439,906

Expenses:
Advisory fees	126,796
Management services fees	25,359
Administration fees	6,049
Transfer agency fees	6,262
Administrative services fees	1,516
Distribution fees	42,266
Custody fees	4,668
Fund accounting fees	8,529
Trustee fees	180
Compliance services fees	490
Other fees	5,039

Total Expenses	227,154

Net Investment Income (Loss)	212,752

Change in Net Assets Resulting from Operations	$212,752

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2005	For the year ended December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$212,752	$19,523

Distributions to Shareholders From:
Net investment income	(212,752)	(19,523)

Change in net assets resulting from distributions	(212,752)	(19,523)

Capital Transactions:
Proceeds from shares issued	436,779,416	1,356,348,433
Dividends reinvested	212,752	19,523
Cost of shares redeemed	(424,676,143)	(1,371,452,617)

Change in net assets resulting from capital transactions	12,316,025	(15,084,661)

Change in net assets	12,316,025	(15,084,661)
Net Assets:
Beginning of period	30,700,850	45,785,511

End of period	$43,016,875	$30,700,850

Share Transactions:
Issued	436,779,416	1,356,348,433
Reinvested	212,752	19,523
Redeemed	(424,676,143)	(1,371,452,617)

Change in shares	12,316,025	(15,084,661)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October 29, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.006		0.001	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.006)		(0.001)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.62	% (b)	0.08%	0.12%	0.21%	0.08	% (b)

Ratios to Average Net Assets:
Gross expenses (c)	1.35%		1.35%	1.43%	1.51%	1.60%
Net expenses (c)	1.35%		1.15%	0.93%	1.32%	1.60%
Net investment income (loss) (c)	1.26%		0.05%	0.12%	0.22%	0.27%

Supplemental Data:
Net assets, end of period (000’s)	$43,017		$30,701	$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each nonmoney market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The non-money market ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts
The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFunds VP were not participating in Joint Accounts.

Short Sales
The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options
The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options
The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income
Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders
Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

expense limitation in place at that time. As of June 30, 2005, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007	Expires 2008

ProFund VP Large-Cap Value	$—	$—	$745	$—
ProFund VP Large-Cap Growth	—	—	4,731	—
ProFund VP Mid-Cap Value	—	4,569	—	—
ProFund VP Mid-Cap Growth	—	7,401	—	—
ProFund VP Small-Cap Value	—	19,230	—	—
ProFund VP UltraBull	48,558	86,758	—	—
ProFund VP UltraMid-Cap	—	19,198	—	—
ProFund VP UltraSmall-Cap	18,918	13,141	—	—
ProFund VP UltraOTC	10,098	15,761	—	—
ProFund VP Bear	14,160	—	—	—
ProFund VP Short Mid-Cap	—	—	890	391
ProFund VP Short Small-Cap	—	6,500	3,681	—
ProFund VP Banks	8,893	17,661	—	—
ProFund VP Biotechnology	22,444	14,716	—	—
ProFund VP Consumer Goods	8,221	13,147	819	—
ProFund VP Consumer Services	10,219	14,852	11,053	7,951
ProFund VP Financials	15,272	14,901	—	—
ProFund VP Health Care	11,355	12,012	—	—
ProFund VP Industrials	5,769	9,619	1,646	2,643
ProFund VP Internet	—	1,800	—	—
ProFund VP Oil & Gas	—	11,928	—	—
ProFund VP Pharmaceuticals	557	5,650	—	—
ProFund VP Real Estate	11,191	10,737	—	—
ProFund VP Semiconductor	10,634	9,588	1,386	—
ProFund VP Technology	17,759	—	—	—
ProFund VP Telecommunications	4,820	6,096	—	—
ProFund VP Utilities	9,693	15,202	—	—
ProFund VP Money Market	—	7,448	—	—

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP Bull	$239,460,800	$310,178,688
ProFund VP Small-Cap	10,496,199	28,344,358
ProFund VP OTC	187,601,282	146,549,896
ProFund VP Large-Cap Value	137,320,674	99,969,681
ProFund VP Large-Cap Growth	109,834,942	99,796,511
ProFund VP Mid-Cap Value	616,396,946	610,387,579
ProFund VP Mid-Cap Growth	340,846,061	329,379,035
ProFund VP Small-Cap Value	303,261,891	381,045,671
ProFund VP Small-Cap Growth	390,590,506	420,769,992
ProFund VP Asia 30	78,464,945	81,543,317
ProFund VP Europe 30	114,839,096	150,003,656
ProFund VP UltraBull	286,513,657	320,080,304
ProFund VP UltraMid-Cap	223,731,939	221,592,852
ProFund VP UltraSmall-Cap	105,807,600	191,373,667
ProFund VP UltraOTC	132,588,409	187,283,819
ProFund VP Banks	48,326,077	53,033,109
ProFund VP Basic Materials	92,280,961	90,892,348
ProFund VP Biotechnology	83,361,868	87,379,147
ProFund VP Consumer Goods	58,978,370	61,143,621

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

	Purchases	Sales

ProFund VP Consumer Services	$50,805,080	$55,267,006
ProFund VP Financials	40,341,835	49,940,813
ProFund VP Health Care	112,946,003	101,623,953
ProFund VP Industrials	28,991,612	29,660,151
ProFund VP Internet	74,653,927	101,337,843
ProFund VP Oil & Gas	229,831,012	200,707,101
ProFund VP Pharmaceuticals	67,943,165	64,046,815
ProFund VP Real Estate	367,273,145	378,043,626
ProFund VP Semiconductor	63,120,538	63,220,104
ProFund VP Technology	23,688,588	34,658,209
ProFund VP Telecommunications	53,552,429	60,224,790
ProFund VP Utilities	155,561,400	99,530,679

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$255,005,993	$246,733,377

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Small-Cap Growth	$—	$439,610	$439,610
ProFund VP Asia 30	—	1,349,242	1,349,242
ProFund VP Europe 30	—	6,876,178	6,876,178
ProFund VP Japan	—	2,660,289	2,660,289
ProFund VP UltraOTC	7,319,036	—	7,319,036
ProFund VP Bear	24,085,413	9,474,329	33,559,742
ProFund VP Short Mid-Cap	—	29,659	29,659
ProFund VP Short Small-Cap	—	34,822	34,822
ProFund VP Short OTC	15,295,243	17,059,717	32,354,960
ProFund VP Consumer Goods	—	234,177	234,177
ProFund VP Health Care	1,381,236	545,130	1,926,366
ProFund VP Internet	—	39,068	39,068
ProFund VP Oil & Gas	—	532,047	532,047
ProFund VP Pharmaceuticals	707,888	938,481	1,646,369
ProFund VP Precious Metals	—	13,372,742	13,372,742
ProFund VP Technology	—	3,749,619	3,749,619
ProFund VP U.S. Government Plus	1,671,792	581,813	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	27,661,702

As of the latest tax year end of December 31, 2004, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP Bull	$—	$—	$—	$284,382	$—	$284,382
ProFund VP OTC	—	—	14,803,410	1,424,903	11,411,334	27,639,647
ProFund VP Mid-Cap Value	—	—	—	1,792,102	2,034,427	3,826,529
ProFund VP Small-Cap Value	—	—	—	180,229	—	180,229
ProFund VP Asia 30	—	—	27,986	341,394	—	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	—	24,151,687
ProFund VP Japan	—	—	620,589	92,208	—	712,797
ProFund VP UltraBull	—	6,605,770	4,956,130	1,935,011	2,130,974	15,627,885
ProFund VP UltraMid-Cap	—	—	1,856,880	—	—	1,856,880
ProFund VP UltraSmall-Cap	1,968,589	5,748,116	1,543,341	—	—	9,260,046
ProFund VP UltraOTC	8,205,332	2,051,333	2,051,333	—	—	12,307,998
ProFund VP Bear	—	1,611,372	—	4,317,522	—	5,928,894
ProFund VP Short Small-Cap	—	—	34,605	5,700	5,700	46,005
ProFund VP Short OTC	—	—	2,768,700	4,652,572	—	7,421,272
ProFund VP Banks	—	—	1,104,907	558,959	810,780	2,474,646
ProFund VP Basic Materials	—	—	753,360	125,560	—	878,920
ProFund VP Biotechnology	—	—	8,105,442	1,770,888	—	9,876,330
ProFund VP Consumer Goods	—	—	1,055,432	150,776	—	1,206,208
ProFund VP Consumer Services	—	—	967,738	24,850	—	992,588
ProFund VP Financials	—	—	2,203,404	900,139	—	3,103,543
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	5,864,944
ProFund VP Industrials	—	—	212,410	44,059	—	256,469
ProFund VP Oil & Gas	—	559,883	2,141,711	506,983	—	3,208,577
ProFund VP Pharmaceuticals	—	—	—	781,716	—	781,716
ProFund VP Precious Metals	—	—	5,561,752	—	—	5,561,752
ProFund VP Real Estate	—	1,312,276	2,428,236	616,174	—	4,356,686
ProFund VP Semiconductor	—	—	1,321,842	—	1,323,248	2,645,090
ProFund VP Technology	—	791,915	2,609,011	186,109	—	3,587,035
ProFund VP Telecommunications	—	1,794,938	494,206	381,524	—	2,670,668
ProFund VP Utilities	—	1,368,985	3,019,373	731,393	957,473	6,077,224
ProFund VP U.S. Government Plus	—	—	—	2,657,079	—	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	2,490,617
ProFund VP Money Market	—	—	1	—	—	1

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$250,304,270	$20,451,586	$(1,442,096)	$19,009,490
ProFund VP Small-Cap	94,469,270	12,520,135	(4,675,596)	7,844,539
ProFund VP OTC	82,599,875	3,009,023	(494,664)	2,514,359
ProFund VP Large-Cap Value	41,341,462	—	(424,766)	(424,766)
ProFund VP Large-Cap Growth	14,167,593	—	(809,694)	(809,694)
ProFund VP Mid-Cap Value	129,415,786	4,257,306	(291,696)	3,965,610
ProFund VP Mid-Cap Growth	82,707,131	4,312,306	(602,675)	3,709,631
ProFund VP Small-Cap Value	93,126,428	4,784,243	(739,818)	4,044,425
ProFund VP Small-Cap Growth	162,351,553	17,704,625	(2,061,008)	15,643,617
ProFund VP Asia 30	35,169,469	6,321,817	(355,581)	5,966,236
ProFund VP Europe 30	93,756,788	12,440,554	(819,148)	11,621,406
ProFund VP Japan	17,074,000	—	—	—
ProFund VP UltraBull	54,329,635	1,646,567	(90,601)	1,555,966
ProFund VP UltraMid-Cap	71,999,573	4,286,267	(184,526)	4,101,741
ProFund VP UltraSmall-Cap	55,816,946	—	(1,072,343)	(1,072,343)
ProFund VP UltraOTC	116,087,022	—	(37,994,773)	(37,994,773)
ProFund VP Bear	52,342,425	—	—	—
ProFund VP Short Mid-Cap	702,420	—	—	—
ProFund VP Short Small-Cap	5,884,325	—	—	—
ProFund VP Short OTC	34,289,390	—	—	—
ProFund VP Banks	6,534,917	486,704	(10,739)	475,965
ProFund VP Basic Materials	23,234,884	552,229	(168,739)	383,490
ProFund VP Biotechnology	18,111,398	—	(2,309,348)	(2,309,348)
ProFund VP Consumer Goods	7,515,969	240,995	(39,264)	201,731
ProFund VP Consumer Services	5,700,859	206,229	(24,613)	181,616
ProFund VP Financials	19,683,008	1,898,499	(34,165)	1,864,333
ProFund VP Health Care	51,617,063	2,247,799	(344,196)	1,903,603
ProFund VP Industrials	6,961,317	1,376,202	(26,027)	1,350,175
ProFund VP Internet	7,594,081	1,961,432	(19,418)	1,942,014
ProFund VP Oil & Gas	100,066,476	24,416,625	(106,712)	24,309,913
ProFund VP Pharmaceuticals	14,347,752	—	(1,328,698)	(1,328,698)
ProFund VP Precious Metals	56,874,000	—	—	—
ProFund VP Real Estate	58,601,695	10,816,620	(13,603)	10,803,017
ProFund VP Semiconductor	9,447,221	—	(299,138)	(299,138)
ProFund VP Technology	13,308,190	—	(1,095,262)	(1,095,262)
ProFund VP Telecommunications	6,268,405	—	(511,059)	(511,059)
ProFund VP Utilities	102,183,693	16,216,601	(22,297)	16,194,304
ProFund VP U.S. Government Plus	67,603,257	20,162	(219)	19,943
ProFund VP Rising Rates Opportunity	150,269,780	—	—	—
ProFund VP Money Market	23,962,000	—	—	—

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance Contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bull	$1,000.00	$983.30	$8.56	1.74%
ProFund VP Small-Cap	1,000.00	977.70	7.85	1.60%
ProFund VP OTC	1,000.00	914.90	8.55	1.80%
ProFund VP Large-Cap Value	1,000.00	986.00	9.60	1.95%
ProFund VP Large-Cap Growth	1,000.00	965.20	9.50	1.95%
ProFund VP Mid-Cap Value	1,000.00	1,029.00	9.26	1.84%
ProFund VP Mid-Cap Growth	1,000.00	1,026.00	9.29	1.85%
ProFund VP Small-Cap Value	1,000.00	1,005.40	9.30	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,011.40	8.98	1.80%
ProFund VP Asia 30	1,000.00	1,086.90	9.37	1.81%
ProFund VP Europe 30	1,000.00	985.50	8.52	1.73%
ProFund VP Japan	1,000.00	1,002.20	9.04	1.82%
ProFund VP UltraBull	1,000.00	951.80	9.05	1.87%
ProFund VP UltraMid-Cap	1,000.00	1,045.20	9.48	1.87%
ProFund VP UltraSmall-Cap	1,000.00	934.00	8.92	1.86%
ProFund VP UltraOTC	1,000.00	821.40	8.22	1.82%
ProFund VP Bear	1,000.00	1,019.60	9.21	1.84%
ProFund VP Short Mid Cap	1,000.00	965.00	9.65	1.98%
ProFund VP Short Small-Cap	1,000.00	1,011.10	9.32	1.87%
ProFund VP Short OTC	1,000.00	1,089.60	9.53	1.84%
ProFund VP Banks	1,000.00	957.30	9.61	1.98%
ProFund VP Basic Materials	1,000.00	919.30	8.90	1.87%
ProFund VP Biotechnology	1,000.00	977.60	9.71	1.98%
ProFund VP Consumer Goods	1,000.00	980.30	9.72	1.98%
ProFund VP Consumer Services	1,000.00	954.30	9.59	1.98%
ProFund VP Financials	1,000.00	970.40	9.48	1.94%
ProFund VP Health Care	1,000.00	1,034.10	9.38	1.86%
ProFund VP Industrials	1,000.00	946.50	9.56	1.98%
ProFund VP Internet	1,000.00	893.80	8.83	1.88%
ProFund VP Oil & Gas	1,000.00	1,191.10	10.00	1.84%
ProFund VP Pharmaceuticals	1,000.00	1,004.70	9.69	1.95%
ProFund VP Precious Metals	1,000.00	932.20	8.72	1.82%
ProFund VP Real Estate	1,000.00	1,041.30	9.36	1.85%
ProFund VP Semiconductor	1,000.00	1,015.50	9.89	1.98%
ProFund VP Technology	1,000.00	939.90	9.09	1.89%
ProFund VP Telecommunications	1,000.00	947.50	9.13	1.89%
ProFund VP Utilities	1,000.00	1,135.20	9.90	1.87%
ProFund VP U.S. Government Plus	1,000.00	1,141.80	8.34	1.57%
ProFund VP Rising Rates Opportunity	1,000.00	872.00	7.98	1.72%
ProFund VP Money Market	1,000.00	1,006.20	6.72	1.35%
*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bull	$1,000.00	$1,016.17	$8.70	1.74%
ProFund VP Small-Cap	1,000.00	1,016.86	8.00	1.60%
ProFund VP OTC	1,000.00	1,015.87	9.00	1.80%
ProFund VP Large-Cap Value	1,000.00	1,015.12	9.74	1.95%
ProFund VP Large-Cap Growth	1,000.00	1,015.12	9.74	1.95%
ProFund VP Mid-Cap Value	1,000.00	1,015.67	9.20	1.84%
ProFund VP Mid-Cap Growth	1,000.00	1,015.62	9.25	1.85%
ProFund VP Small-Cap Value	1,000.00	1,015.52	9.35	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,015.87	9.00	1.80%
ProFund VP Asia 30	1,000.00	1,015.82	9.05	1.81%
ProFund VP Europe 30	1,000.00	1,016.22	8.65	1.73%
ProFund VP Japan	1,000.00	1,015.77	9.10	1.82%
ProFund VP UltraBull	1,000.00	1,015.52	9.35	1.87%
ProFund VP UltraMid-Cap	1,000.00	1,015.52	9.35	1.87%
ProFund VP UltraSmall-Cap	1,000.00	1,015.57	9.30	1.86%
ProFund VP UltraOTC	1,000.00	1,015.77	9.10	1.82%
ProFund VP Bear	1,000.00	1,015.67	9.20	1.84%
ProFund VP Short Mid Cap	1,000.00	1,014.98	9.89	1.98%
ProFund VP Short Small-Cap	1,000.00	1,015.52	9.35	1.87%
ProFund VP Short OTC	1,000.00	1,015.67	9.20	1.84%
ProFund VP Banks	1,000.00	1,014.98	9.89	1.98%
ProFund VP Basic Materials	1,000.00	1,015.52	9.35	1.87%
ProFund VP Biotechnology	1,000.00	1,014.98	9.89	1.98%
ProFund VP Consumer Goods	1,000.00	1,014.98	9.89	1.98%
ProFund VP Consumer Services	1,000.00	1,014.98	9.89	1.98%
ProFund VP Financials	1,000.00	1,015.17	9.69	1.94%
ProFund VP Health Care	1,000.00	1,015.57	9.30	1.86%
ProFund VP Industrials	1,000.00	1,014.98	9.89	1.98%
ProFund VP Internet	1,000.00	1,015.47	9.39	1.88%
ProFund VP Oil & Gas	1,000.00	1,015.67	9.20	1.84%
ProFund VP Pharmaceuticals	1,000.00	1,015.12	9.74	1.95%
ProFund VP Precious Metals	1,000.00	1,015.77	9.10	1.82%
ProFund VP Real Estate	1,000.00	1,015.62	9.25	1.85%
ProFund VP Semiconductor	1,000.00	1,014.98	9.89	1.98%
ProFund VP Technology	1,000.00	1,015.42	9.44	1.89%
ProFund VP Telecommunications	1,000.00	1,015.42	9.44	1.89%
ProFund VP Utilities	1,000.00	1,015.52	9.35	1.87%
ProFund VP U.S. Government Plus	1,000.00	1,017.01	7.85	1.57%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.27	8.60	1.72%
ProFund VP Money Market	1,000.00	1,018.10	6.76	1.35%
*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Bond Benchmarked ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP Europe 30
26	ProFund VP Rising Rates Opportunity

30	Notes to Financial Statements

36	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Bull
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	92%
Futures Contracts	8%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks (92.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	17,750	$1,283,324
Abbott Laboratories (Pharmaceuticals)	35,875	1,758,233
ACE, Ltd. (Insurance)	6,500	291,525
ADC Telecommunications, Inc.* (Telecommunications)	2,750	59,868
Adobe Systems, Inc. (Software)	11,000	314,820
Advanced Micro Devices, Inc.* (Semiconductors)	9,375	162,563
Aetna, Inc. (Healthcare-Services)	6,500	538,330
Affiliated Computer Services, Inc.—Class A* (Computers)	2,875	146,913
AFLAC, Inc. (Insurance)	11,250	486,900
Agilent Technologies, Inc.* (Electronics)	10,000	230,199
Air Products & Chemicals, Inc. (Chemicals)	5,250	316,575
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	2,000	86,660
Albertson’s, Inc. (Food)	8,250	170,610
Alcoa, Inc. (Mining)	19,875	519,333
Allegheny Energy, Inc.* (Electric)	3,750	94,575
Allegheny Technologies, Inc. (Iron/Steel)	2,000	44,120
Allergan, Inc. (Pharmaceuticals)	3,000	255,720
Allied Waste Industries, Inc.* (Environmental Control)	6,125	48,571
Allstate Corp. (Insurance)	15,375	918,655
Alltel Corp. (Telecommunications)	7,625	474,885
Altera Corp.* (Semiconductors)	8,750	173,425
Altria Group, Inc. (Agriculture)	49,875	3,224,917
Ambac Financial Group, Inc. (Insurance)	2,500	174,400
Amerada Hess Corp. (Oil & Gas)	1,875	199,706
Ameren Corp. (Electric)	4,750	262,675
American Electric Power, Inc. (Electric)	8,875	327,221
American Express Co. (Diversified Financial Services)	27,000	1,437,209
American International Group, Inc. (Insurance)	59,750	3,471,474
American Power Conversion Corp. (Electrical Components & Equipment)	4,250	100,258
American Standard Cos. (Building Materials)	4,125	172,920
AmerisourceBergen Corp. (Pharmaceuticals)	2,375	164,231
Amgen, Inc.* (Biotechnology)	28,875	1,745,783
AmSouth Bancorp (Banks)	8,250	214,500
Anadarko Petroleum Corp. (Oil & Gas)	5,250	431,288
Analog Devices, Inc. (Semiconductors)	8,625	321,798
Andrew Corp.* (Telecommunications)	3,750	47,850
Anheuser-Busch Cos., Inc. (Beverages)	18,250	834,938
AON Corp. (Insurance)	7,375	184,670
Apache Corp. (Oil & Gas)	7,375	476,425
Apartment Investment and Management Co.—Class A (REIT)	2,125	86,955
Apollo Group, Inc.—Class A* (Commercial Services)	3,875	303,103
Apple Computer, Inc.* (Computers)	18,375	676,384
Applera Corp.—Applied Biosystems Group (Electronics)	4,500	88,515
Applied Materials, Inc. (Semiconductors)	38,625	624,952
Applied Micro Circuits Corp.* (Semiconductors)	7,125	18,240
Archer-Daniels-Midland Co. (Agriculture)	13,875	296,648
Archstone-Smith Trust (REIT)	4,625	178,618
Ashland, Inc. (Chemicals)	1,500	107,805
AT&T Corp. (Telecommunications)	18,375	349,860
Autodesk, Inc. (Software)	5,250	180,443
Automatic Data Processing, Inc. (Software)	13,625	571,841
AutoNation, Inc.* (Retail)	5,125	105,165
AutoZone, Inc.* (Retail)	1,500	138,690
Avaya, Inc.* (Telecommunications)	11,375	94,640
Avery Dennison Corp. (Household Products/Wares)	2,375	125,780
Avon Products, Inc. (Cosmetics/Personal Care)	11,000	416,350
Baker Hughes, Inc. (Oil & Gas Services)	7,625	390,095
Ball Corp. (Packaging & Containers)	2,500	89,900
Bank of America Corp. (Banks)	92,000	4,196,119
Bank of New York Co., Inc. (Banks)	18,000	518,040
Bard (C.R.), Inc. (Healthcare-Products)	2,375	157,961
Bausch & Lomb, Inc. (Healthcare-Products)	1,250	103,750
Baxter International, Inc. (Healthcare-Products)	14,375	533,313
BB&T Corp. (Banks)	12,625	504,621
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,625	272,843
Becton, Dickinson & Co. (Healthcare-Products)	5,875	308,261
Bed Bath & Beyond, Inc.* (Retail)	6,750	282,015
BellSouth Corp. (Telecommunications)	42,125	1,119,261
Bemis Co., Inc. (Packaging & Containers)	2,500	66,350
Best Buy Co., Inc. (Retail)	5,875	402,731
Big Lots, Inc.* (Retail)	2,625	34,755
Biogen Idec, Inc.* (Biotechnology)	8,000	275,600
Biomet, Inc. (Healthcare-Products)	6,000	207,840
BJ Services Co. (Oil & Gas Services)	3,750	196,800
Black & Decker Corp. (Hand/Machine Tools)	1,875	168,468

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

BMC Software, Inc.* (Software)	4,875	$87,506
Boeing Co. (Aerospace/Defense)	19,250	1,270,499
Boston Scientific Corp.* (Healthcare-Products)	17,125	462,375
Bristol-Myers Squibb Co. (Pharmaceuticals)	44,875	1,120,978
Broadcom Corp.—Class A* (Semiconductors)	6,750	239,693
Brown-Forman Corp. (Beverages)	2,000	120,920
Brunswick Corp. (Leisure Time)	2,250	97,470
Burlington Northern Santa Fe Corp. (Transportation)	8,500	400,180
Burlington Resources, Inc. (Oil & Gas)	8,625	476,445
Calpine Corp.* (Electric)	11,500	39,100
Campbell Soup Co. (Food)	7,375	226,929
Capital One Financial Corp. (Diversified Financial Services)	5,750	460,058
Cardinal Health, Inc. (Pharmaceuticals)	9,750	561,405
Caremark Rx, Inc.* (Pharmaceuticals)	10,500	467,460
Carnival Corp. (Leisure Time)	12,000	654,600
Caterpillar, Inc. (Machinery-Construction & Mining)	7,750	738,653
Cendant Corp. (Commercial Services)	24,125	539,675
CenterPoint Energy, Inc. (Electric)	6,625	87,516
Centex Corp. (Home Builders)	2,875	203,176
CenturyTel, Inc. (Telecommunications)	3,000	103,890
ChevronTexaco Corp. (Oil & Gas)	48,125	2,691,149
Chiron Corp.* (Biotechnology)	3,625	126,476
Chubb Corp. (Insurance)	4,625	395,946
CIENA Corp.* (Telecommunications)	13,000	27,170
CIGNA Corp. (Insurance)	3,000	321,090
Cincinnati Financial Corp. (Insurance)	3,907	154,561
Cinergy Corp. (Electric)	4,500	201,690
Cintas Corp. (Textiles)	3,500	135,100
Circuit City Stores, Inc. (Retail)	4,250	73,483
Cisco Systems, Inc.* (Telecommunications)	147,375	2,816,335
CIT Group, Inc. (Diversified Financial Services)	4,875	209,479
Citigroup, Inc. (Diversified Financial Services)	121,125	5,599,608
Citizens Communications Co. (Telecommunications)	8,000	107,520
Citrix Systems, Inc.* (Software)	3,875	83,933
Clear Channel Communications, Inc. (Media)	11,750	363,428
Clorox Co. (Household Products/Wares)	3,625	201,985
CMS Energy Corp.* (Electric)	5,000	75,300
Coach, Inc.* (Apparel)	8,250	276,953
Coca-Cola Co. (Beverages)	52,750	2,202,312
Coca-Cola Enterprises, Inc. (Beverages)	8,250	181,583
Colgate-Palmolive Co. (Cosmetics/Personal Care)	12,125	605,159
Comcast Corp.—Special Class A* (Media)	51,125	1,569,537
Comerica, Inc. (Banks)	3,875	223,975
Compass Bancshares, Inc. (Banks)	2,875	129,375
Computer Associates International, Inc. (Software)	12,125	333,195
Computer Sciences Corp.* (Computers)	4,375	191,188
Compuware Corp.* (Software)	8,375	60,216
Comverse Technology, Inc.* (Telecommunications)	4,500	106,425
ConAgra Foods, Inc. (Food)	11,875	275,025
ConocoPhillips (Oil & Gas)	31,500	1,810,934
Consolidated Edison, Inc. (Electric)	5,625	263,475
Constellation Energy Group, Inc. (Electric)	4,125	237,971
Convergys Corp.* (Commercial Services)	3,250	46,215
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,125	135,788
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,500	27,855
Corning, Inc.* (Telecommunications)	32,500	540,150
Costco Wholesale Corp. (Retail)	11,000	493,020
Countrywide Credit Industries, Inc. (Diversified Financial Services)	13,500	521,235
CSX Corp. (Transportation)	4,875	207,968
Cummins, Inc. (Machinery-Diversified)	1,000	74,610
CVS Corp. (Retail)	18,625	541,429
Dana Corp. (Auto Parts & Equipment)	3,375	50,659
Danaher Corp. (Miscellaneous Manufacturing)	6,375	333,668
Darden Restaurants, Inc. (Retail)	3,375	111,308
Deere & Co. (Machinery-Diversified)	5,750	376,568
Dell, Inc.* (Computers)	54,625	2,158,233
Delphi Corp. (Auto Parts & Equipment)	11,500	53,475
Delta Air Lines, Inc.* (Airlines)	3,250	12,220
Devon Energy Corp. (Oil & Gas)	10,750	544,810
Dillards, Inc.—Class A (Retail)	1,625	38,058
Dollar General Corp. (Retail)	7,000	142,520
Dominion Resources, Inc. (Electric)	8,000	587,120
Dover Corp. (Miscellaneous Manufacturing)	4,750	172,805
Dow Jones & Co., Inc. (Media)	1,625	57,606
DTE Energy Co. (Electric)	4,000	187,080
Du Pont (Chemicals)	23,250	999,982
Duke Energy Corp. (Electric)	21,250	631,762
Dynegy, Inc.—Class A* (Pipelines)	7,500	36,450
E*TRADE Financial Corp.* (Diversified Financial Services)	8,500	118,915
Eastman Chemical Co. (Chemicals)	1,875	103,406
Eastman Kodak Co. (Miscellaneous Manufacturing)	6,250	167,813
Eaton Corp. (Miscellaneous Manufacturing)	3,375	202,163
eBay, Inc.* (Internet)	27,625	911,901
Ecolab, Inc. (Chemicals)	5,125	165,845
Edison International (Electric)	7,500	304,125
El Paso Corp. (Pipelines)	14,875	171,360
Electronic Arts, Inc.* (Software)	6,375	360,889
Electronic Data Systems Corp. (Computers)	12,000	231,000
Eli Lilly & Co. (Pharmaceuticals)	26,125	1,455,424
EMC Corp.* (Computers)	57,375	786,611
Emerson Electric Co. (Electrical Components & Equipment)	9,625	602,813
Engelhard Corp. (Chemicals)	2,750	78,513
Entergy Corp. (Electric)	4,875	368,306
EOG Resources, Inc. (Oil & Gas)	5,375	305,300
Equifax, Inc. (Commercial Services)	3,000	107,130
Equity Office Properties Trust (REIT)	9,375	310,313
Equity Residential Properties Trust (REIT)	6,625	243,933
Exelon Corp. (Electric)	15,625	802,030
Express Scripts, Inc.* (Pharmaceuticals)	3,250	162,435
Exxon Mobil Corp. (Oil & Gas)	145,250	8,347,517
Family Dollar Stores, Inc. (Retail)	3,750	97,875
Fannie Mae (Diversified Financial Services)	22,375	1,306,700
Federated Department Stores, Inc. (Retail)	3,875	283,960
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,250	67,523
FedEx Corp. (Transportation)	7,000	567,070
Fifth Third Bancorp (Banks)	12,375	509,974
First Data Corp. (Software)	18,125	727,538
First Horizon National Corp. (Banks)	2,875	121,325
FirstEnergy Corp. (Electric)	7,625	366,839
Fiserv, Inc.* (Software)	4,500	193,275
Fisher Scientific International, Inc.* (Electronics)	2,750	178,475
Fluor Corp. (Engineering & Construction)	2,000	115,180
Ford Motor Co. (Auto Manufacturers)	39,500	404,480
Forest Laboratories, Inc.* (Pharmaceuticals)	7,625	296,231
Fortune Brands, Inc. (Household Products/Wares)	3,375	299,700
FPL Group, Inc. (Electric)	9,125	383,798
Franklin Resources, Inc. (Diversified Financial Services)	4,625	356,033
Freddie Mac (Diversified Financial Services)	16,000	1,043,680
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,000	149,760
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	9,125	193,268
Gannett Co., Inc. (Media)	5,750	408,998

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Gateway, Inc.* (Computers)	6,875	$22,688
General Dynamics Corp. (Aerospace/Defense)	4,625	506,623
General Electric Co. (Miscellaneous Manufacturing)	247,750	8,584,537
General Mills, Inc. (Food)	8,625	403,564
General Motors Corp. (Auto Manufacturers)	12,375	420,750
Genuine Parts Co. (Distribution/Wholesale)	4,000	164,360
Genzyme Corp.—General Division* (Biotechnology)	5,750	345,518
Georgia Pacific Corp. (Forest Products & Paper)	6,000	190,800
Gilead Sciences, Inc.* (Pharmaceuticals)	10,375	456,396
Gillette Co. (Cosmetics/Personal Care)	23,250	1,177,148
Golden West Financial Corp. (Savings & Loans)	6,250	402,375
Goodrich Corp. (Aerospace/Defense)	2,750	112,640
Great Lakes Chemical Corp. (Chemicals)	1,250	39,338
Guidant Corp. (Healthcare-Products)	7,500	504,750
H & R Block, Inc. (Commercial Services)	3,750	218,813
Halliburton Co. (Oil & Gas Services)	11,625	555,908
Harley-Davidson, Inc. (Leisure Time)	6,500	322,400
Harrah’s Entertainment, Inc. (Lodging)	4,125	297,289
Hartford Financial Services Group, Inc. (Insurance)	6,750	504,765
Hasbro, Inc. (Toys/Games/Hobbies)	3,875	80,561
HCA, Inc. (Healthcare-Services)	9,375	531,281
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,500	143,990
Heinz (H.J.) Co. (Food)	8,125	287,788
Hercules, Inc.* (Chemicals)	2,500	35,375
Hershey Foods Corp. (Food)	5,000	310,500
Hewlett-Packard Co. (Computers)	65,750	1,545,783
Hilton Hotels Corp. (Lodging)	9,000	214,650
Home Depot, Inc. (Retail)	49,000	1,906,099
Honeywell International, Inc. (Miscellaneous Manufacturing)	19,250	705,127
Hospira, Inc.* (Pharmaceuticals)	3,625	141,375
Humana, Inc.* (Healthcare-Services)	3,625	144,058
Huntington Bancshares, Inc. (Banks)	5,250	126,735
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,250	497,999
IMS Health, Inc. (Software)	5,375	133,139
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	4,000	285,400
Intel Corp. (Semiconductors)	143,125	3,729,837
International Business Machines Corp. (Computers)	36,625	2,717,574
International Flavors & Fragrances, Inc. (Chemicals)	2,000	72,440
International Game Technology (Entertainment)	7,750	218,163
International Paper Co. (Forest Products & Paper)	11,000	332,310
Interpublic Group of Cos., Inc.* (Advertising)	10,250	124,845
Intuit, Inc.* (Software)	4,250	191,718
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,125	207,464
J.C. Penney Co., Inc. (Holding Company) (Retail)	6,000	315,480
J.P. Morgan Chase & Co. (Diversified Financial Services)	80,875	2,856,504
Jabil Circuit, Inc.* (Electronics)	4,250	130,603
Janus Capital Group, Inc. (Diversified Financial Services)	5,250	78,960
JDS Uniphase Corp.* (Telecommunications)	34,000	51,680
Jefferson-Pilot Corp. (Insurance)	3,125	157,563
Johnson & Johnson (Healthcare-Products)	69,000	4,484,999
Johnson Controls, Inc. (Auto Parts & Equipment)	4,375	246,444
Jones Apparel Group, Inc. (Apparel)	2,750	85,360
KB Home (Home Builders)	1,875	142,931
Kellogg Co. (Food)	8,125	361,075
Kerr-McGee Corp. (Oil & Gas)	2,625	200,314
KeyCorp (Banks)	9,375	310,781
KeySpan Corp. (Gas)	4,000	162,800
Kimberly-Clark Corp. (Household Products/Wares)	11,000	688,490
Kinder Morgan, Inc. (Pipelines)	2,500	208,000
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,500	57,310
KLA -Tencor Corp. (Semiconductors)	4,500	196,650
Knight-Ridder, Inc. (Media)	1,750	107,345
Kohls Corp.* (Retail)	7,500	419,325
Kroger Co.* (Food)	16,000	304,480
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,750	210,595
Laboratory Corp. of America Holdings* (Healthcare-Services)	3,125	155,938
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	4,375	116,288
Lexmark International, Inc.—Class A* (Computers)	2,875	186,386
Limited, Inc. (Retail)	8,625	184,748
Lincoln National Corp. (Insurance)	3,875	181,815
Linear Technology Corp. (Semiconductors)	7,250	266,003
Liz Claiborne, Inc. (Apparel)	2,500	99,400
Lockheed Martin Corp. (Aerospace/Defense)	9,500	616,265
Loews Corp. (Insurance)	3,625	280,938
Louisiana-Pacific Corp. (Forest Products & Paper)	2,500	61,450
Lowe’s Cos., Inc. (Retail)	17,625	1,026,127
LSI Logic Corp.* (Semiconductors)	9,000	76,410
Lucent Technologies, Inc.* (Telecommunications)	102,250	297,548
M&T Bank Corp. (Banks)	2,250	236,610
Manor Care, Inc. (Healthcare-Services)	2,000	79,460
Marathon Oil Corp. (Oil & Gas)	7,875	420,289
Marriott International, Inc.—Class A (Lodging)	4,625	315,518
Marsh & McLennan Cos., Inc. (Insurance)	12,625	349,713
Marshall & Ilsley Corp. (Banks)	4,875	216,694
Masco Corp. (Building Materials)	10,000	317,600
Mattel, Inc. (Toys/Games/Hobbies)	9,375	171,563
Maxim Integrated Products, Inc. (Semiconductors)	7,625	291,350
May Department Stores Co. (Retail)	6,750	271,080
Maytag Corp. (Home Furnishings)	1,750	27,405
MBIA, Inc. (Insurance)	3,000	177,930
MBNA Corp. (Diversified Financial Services)	29,375	768,450
McCormick & Co., Inc. (Food)	3,125	102,125
McDonald’s Corp. (Retail)	30,000	832,500
McGraw-Hill Cos., Inc. (Media)	8,875	392,719
McKesson Corp. (Commercial Services)	6,500	291,135
MeadWestvaco Corp. (Forest Products & Paper)	4,250	119,170
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,125	326,830
MedImmune, Inc.* (Biotechnology)	5,625	150,300
Medtronic, Inc. (Healthcare-Products)	28,125	1,456,594
Mellon Financial Corp. (Banks)	9,750	279,728
Merck & Co., Inc. (Pharmaceuticals)	50,250	1,547,700
Mercury Interactive Corp.* (Software)	2,125	81,515
Meredith Corp. (Media)	1,000	49,060
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	106,499
MetLife, Inc. (Insurance)	17,125	769,597
MGIC Investment Corp. (Insurance)	2,125	138,593
Micron Technology, Inc.* (Semiconductors)	14,250	145,493
Microsoft Corp. (Software)	234,250	5,818,769
Millipore Corp.* (Biotechnology)	1,125	63,821
Molex, Inc. (Electrical Components & Equipment)	3,875	100,905
Molson Coors Brewing Co.—Class B (Beverages)	1,875	116,250
Monsanto Co. (Agriculture)	6,000	377,220
Monster Worldwide, Inc.* (Internet)	2,875	82,455
Moody’s Corp. (Commercial Services)	6,250	281,000
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	25,000	1,311,749
Motorola, Inc. (Telecommunications)	56,625	1,033,973
Mylan Laboratories, Inc. (Pharmaceuticals)	5,500	105,820
Nabors Industries, Ltd.* (Oil & Gas)	3,375	204,593
National City Corp. (Banks)	13,500	460,620

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	8,125	$178,994
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,875	184,218
Navistar International Corp.* (Auto Manufacturers)	1,500	48,000
NCR Corp.* (Computers)	4,250	149,260
Network Appliance, Inc.* (Computers)	8,375	236,761
Newell Rubbermaid, Inc. (Housewares)	6,250	149,000
Newmont Mining Corp. (Mining)	10,250	400,058
News Corp.—Class A (Media)	64,875	1,049,678
Nextel Communications, Inc.—Class A* (Telecommunications)	25,875	836,021
NICOR, Inc. (Gas)	1,000	41,170
NIKE, Inc.—Class B (Apparel)	5,250	454,650
NiSource, Inc. (Electric)	6,250	154,563
Noble Corp. (Oil & Gas)	3,000	184,530
Nordstrom, Inc. (Retail)	2,750	186,918
Norfolk Southern Corp. (Transportation)	9,125	282,510
North Fork Bancorp, Inc. (Banks)	10,875	305,479
Northern Trust Corp. (Banks)	4,750	216,553
Northrop Grumman Corp. (Aerospace/Defense)	8,375	462,719
Novell, Inc.* (Software)	8,875	55,025
Novellus Systems, Inc.* (Semiconductors)	3,250	80,308
Nucor Corp. (Iron/Steel)	3,625	165,373
NVIDIA Corp.* (Semiconductors)	4,125	110,220
Occidental Petroleum Corp. (Oil & Gas)	9,000	692,369
Office Depot, Inc.* (Retail)	7,250	165,590
OfficeMax, Inc. (Retail)	1,625	48,376
Omnicom Group, Inc. (Advertising)	4,375	349,388
Oracle Corp.* (Software)	102,625	1,354,649
PACCAR, Inc. (Auto Manufacturers)	4,000	272,000
Pactiv Corp.* (Packaging & Containers)	3,500	75,530
Pall Corp. (Miscellaneous Manufacturing)	2,875	87,285
Parametric Technology Corp.* (Software)	6,250	39,875
ParkerHannifin Corp. (Miscellaneous Manufacturing)	2,750	170,528
Paychex, Inc. (Commercial Services)	8,125	264,388
Peoples Energy Corp. (Gas)	875	38,028
PepsiCo, Inc. (Beverages)	38,625	2,083,046
PerkinElmer, Inc. (Electronics)	3,000	56,700
Pfizer, Inc. (Pharmaceuticals)	167,625	4,623,097
PG&E Corp. (Electric)	8,625	323,783
Phelps Dodge Corp. (Mining)	2,125	196,563
Pinnacle West Capital Corp. (Electric)	2,250	100,013
Pitney Bowes, Inc. (Office/Business Equipment)	5,250	228,638
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,250	154,275
PMC-Sierra, Inc.* (Semiconductors)	4,250	39,653
PNC Financial Services Group (Banks)	6,500	353,990
PPG Industries, Inc. (Chemicals)	4,000	251,040
PPL Corp. (Electric)	4,375	259,788
Praxair, Inc. (Chemicals)	7,375	343,675
Principal Financial Group, Inc. (Insurance)	6,875	288,063
Procter & Gamble Co. (Cosmetics/Personal Care)	57,625	3,039,718
Progress Energy, Inc. (Electric)	5,750	260,130
Progressive Corp. (Insurance)	4,500	444,645
Prologis (REIT)	4,250	171,020
Providian Financial Corp.* (Diversified Financial Services)	6,750	119,003
Prudential Financial, Inc. (Insurance)	12,000	787,919
Public Service Enterprise Group, Inc. (Electric)	5,625	342,113
Pulte Homes, Inc. (Home Builders)	2,625	221,157
QLogic Corp.* (Semiconductors)	2,125	65,599
Qualcomm, Inc. (Telecommunications)	39,125	1,291,516
Quest Diagnostics, Inc. (Healthcare-Services)	4,250	226,398
Qwest Communications International, Inc.* (Telecommunications)	38,875	144,226
R.R.Donnelley & Sons Co. (Commercial Services)	5,000	172,550
RadioShack Corp. (Retail)	3,625	83,991
Raytheon Co. (Aerospace/Defense)	10,625	415,650
Reebok International, Ltd. (Apparel)	1,375	57,516
Regions Financial Corp. (Banks)	10,625	359,975
Reynolds American, Inc. (Agriculture)	2,875	226,550
Robert Half International, Inc. (Commercial Services)	3,625	90,516
Rockwell Collins, Inc. (Aerospace/Defense)	4,125	196,680
RockwellInternational Corp. (Machinery-Diversified)	4,000	194,840
Rohm & Haas Co. (Chemicals)	4,375	202,738
Rowan Cos., Inc. (Oil & Gas)	2,375	70,561
Ryder System, Inc. (Transportation)	1,500	54,900
Sabre Holdings Corp. (Leisure Time)	3,000	59,850
SAFECO Corp. (Insurance)	2,875	156,228
Safeway, Inc. (Food)	10,000	225,900
Sanmina-SCI Corp.* (Electronics)	11,875	64,956
Sara Lee Corp. (Food)	18,250	361,533
SBC Communications, Inc. (Telecommunications)	75,250	1,787,188
Schering-Plough Corp. (Pharmaceuticals)	34,250	652,805
Schlumberger, Ltd. (Oil & Gas Services)	13,375	1,015,697
Schwab (Diversified Financial Services)	26,875	303,150
Scientific-Atlanta, Inc. (Telecommunications)	3,500	116,445
Sealed Air Corp.* (Packaging & Containers)	1,875	93,356
Sears Holdings Corp.* (Retail)	2,250	337,208
Sempra Energy (Gas)	5,500	227,205
Sherwin-Williams Co. (Chemicals)	2,875	135,384
Siebel Systems, Inc. (Software)	12,000	106,800
Sigma-Aldrich Corp. (Chemicals)	1,625	91,065
Simon Property Group, Inc. (REIT)	5,000	362,449
SLM Corp. (Diversified Financial Services)	9,625	488,950
Snap-on, Inc. (Hand/Machine Tools)	1,375	47,163
Solectron Corp.* (Electronics)	20,125	76,274
Southern Co. (Electric)	17,375	602,390
Southwest Airlines Co. (Airlines)	17,250	240,293
Sovereign Bancorp, Inc. (Savings & Loans)	8,375	187,098
Sprint Corp. (Telecommunications)	34,000	853,060
St.Jude Medical, Inc.* (Healthcare-Products)	8,250	359,783
St. Paul Cos., Inc. (Insurance)	15,625	617,656
Staples, Inc. (Retail)	16,750	357,110
Starbucks Corp.* (Retail)	9,000	464,940
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,125	300,171
State Street Corp. (Banks)	7,750	373,938
Stryker Corp. (Healthcare-Products)	8,625	410,205
Sun Microsystems, Inc.* (Computers)	78,500	292,805
SunGard Data Systems, Inc.* (Computers)	6,750	237,398
Sunoco, Inc. (Oil & Gas)	1,500	170,520
SunTrust Banks, Inc. (Banks)	7,750	559,860
SuperValu, Inc. (Food)	3,125	101,906
Symantec Corp.* (Internet)	16,375	355,993
Symbol Technologies, Inc. (Electronics)	5,500	54,285
Synovus Financial Corp. (Banks)	7,250	207,858
Sysco Corp. (Food)	14,625	529,278
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,875	179,975
Target Corp. (Retail)	19,875	1,081,398
TECO Energy, Inc. (Electric)	4,750	89,823
Tektronix, Inc. (Electronics)	2,000	46,540
Tellabs, Inc.* (Telecommunications)	9,875	85,913
Temple-Inland, Inc. (Forest Products & Paper)	2,875	106,806
Tenet Healthcare Corp.* (Healthcare-Services)	10,250	125,460
Teradyne, Inc.* (Semiconductors)	4,500	53,865
Texas Instruments, Inc. (Semiconductors)	38,875	1,091,220
Textron, Inc. (Miscellaneous Manufacturing)	3,125	237,031
The AES Corp.* (Electric)	14,500	237,510

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

The Dow Chemical Co. (Chemicals)	21,500	$957,394
The Gap, Inc. (Retail)	17,500	345,625
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	4,000	59,600
The New York Times Co.—Class A (Media)	3,375	105,131
The Pepsi Bottling Group, Inc. (Beverages)	4,500	128,745
The Stanley Works (Hand/Machine Tools)	1,750	79,695
Thermo Electron Corp.* (Electronics)	3,750	100,763
Tiffany & Co. (Retail)	3,375	110,565
Time Warner, Inc.* (Media)	107,625	1,798,413
TJX Cos., Inc. (Retail)	10,625	258,719
Torchmark Corp. (Insurance)	2,375	123,975
Toys R Us, Inc.* (Retail)	5,125	135,710
Transocean Sedco Forex, Inc.* (Oil & Gas)	7,250	391,283
Tribune Co. (Media)	6,875	241,863
TXU Corp. (Electric)	5,500	456,995
Tyco International, Ltd. (Miscellaneous Manufacturing)	46,375	1,354,149
U.S. Bancorp (Banks)	41,875	1,222,750
Union Pacific Corp. (Transportation)	6,000	388,800
Unisys Corp.* (Computers)	7,625	48,266
United Parcel Service, Inc.—Class B (Transportation)	26,250	1,815,450
United States Steel Corp. (Iron/Steel)	2,500	85,925
United Technologies Corp. (Aerospace/Defense)	23,750	1,219,563
UnitedHealth Group, Inc. (Healthcare-Services)	28,875	1,505,542
Univision Communications, Inc. —Class A* (Media)	6,875	189,406
Unocal Corp. (Oil & Gas)	6,250	406,563
UnumProvident Corp. (Insurance)	6,750	123,660
UST, Inc. (Agriculture)	3,875	176,933
V.F. Corp. (Apparel)	2,250	128,745
Valero Energy Corp. (Oil & Gas)	5,750	454,883
Veritas Software Corp.* (Software)	9,750	237,900
Verizon Communications, Inc. (Telecommunications)	63,500	2,193,924
Viacom, Inc.—Class B (Media)	37,250	1,192,745
Visteon Corp. (Auto Parts & Equipment)	2,875	17,336
Vulcan Materials Co. (Building Materials)	2,250	146,228
W.W. Grainger, Inc. (Distribution/Wholesale)	1,875	102,731
Wachovia Corp. (Banks)	36,250	1,797,999
Wal-Mart Stores, Inc. (Retail)	74,625	3,596,924
Walgreen Co. (Retail)	23,625	1,086,513
Walt Disney Co. (Media)	48,125	1,211,787
Washington Mutual, Inc. (Savings & Loans)	20,250	823,972
Waste Management, Inc. (Environmental Control)	13,125	371,963
Waters Corp.* (Electronics)	2,625	97,571
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,500	73,900
WellPoint, Inc.* (Healthcare-Services)	13,875	966,254
Wells Fargo & Co. (Banks)	39,000	2,401,619
Wendy’s International, Inc. (Retail)	2,750	131,038
Weyerhaeuser Co. (Forest Products & Paper)	5,500	350,075
Whirlpool Corp. (Home Furnishings)	1,500	105,165
Williams Cos., Inc. (Pipelines)	13,125	249,375
Wrigley (Wm.) Jr.Co. (Food)	4,500	309,780
Wyeth (Pharmaceuticals)	30,875	1,373,938
Xcel Energy, Inc. (Electric)	9,250	180,560
Xerox Corp.* (Office/Business Equipment)	21,375	294,761
Xilinx, Inc. (Semiconductors)	8,250	210,375
XL Capital, Ltd.—Class A (Insurance)	3,250	241,865
XTO Energy, Inc. (Oil & Gas)	8,125	276,169
Yahoo!, Inc.* (Internet)	30,750	1,065,487
YUM! Brands, Inc. (Retail)	6,750	351,540
Zimmer Holdings, Inc.* (Healthcare-Products)	5,750	437,978
Zions Bancorp (Banks)	2,000	147,060

TOTAL COMMON STOCKS
(Cost $201,140,054)		247,678,760

Repurchase Agreements (8.1%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $21,636,653 (Collateralized by $21,845,000 Federal Home Loan Bank, 4.00%, 2/6/09, market value $22,071,558)	$21,635,000	$21,635,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,635,000)		21,635,000

TOTAL INVESTMENT SECURITIES
(Cost $222,775,054)—100.3%		269,313,760
Net other assets (liabilities)—(0.3)%		(760,081)

NET ASSETS—100.0%		$268,553,679

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $20,912,500)	70	$(157,560)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising		0.2%
Aerospace/Defense		1.9%
Agriculture		1.6%
Airlines		0.1%
Apparel		0.4%
Auto Manufacturers		0.4%
Auto Parts & Equipment		0.2%
Banks		6.0%
Beverages		2.1%
Biotechnology		1.0%
Building Materials		0.2%
Chemicals		1.5%
Commercial Services		0.9%
Computers		3.6%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.5%
Electric		3.1%
Electrical Components & Equipment		0.3%
Electronics		0.4%
Engineering & Construction		NM
Entertainment		0.1%
Environmental Control		0.2%
Food		1.5%
Forest Products & Paper		0.5%
Gas		0.2%
Hand/Machine Tools		0.1%
Healthcare-Products		3.5%
Healthcare-Services		1.6%
Home Builders		0.2%
Home Furnishings		NM
Household Products/Wares		0.5%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments June 30, 2005
(unaudited)

Housewares	0.1%
Insurance	4.4%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.3%
Mining	0.5%
Miscellaneous Manufacturing	5.4%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	0.9%
Packaging & Containers	0.1%
Pharmaceuticals	5.8%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	6.0%
Savings & Loans	0.5%
Semiconductors	3.1%
Software	4.1%
Telecommunications	5.4%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	7.8%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Bull
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $201,140,054)	$247,678,760
Repurchase agreements, at cost	21,635,000

Total Investment Securities	269,313,760
Cash	158,935
Segregated cash balances with brokers for futures contracts	1,355,004
Dividends and interest receivable	276,682
Receivable for capital shares issued	381
Prepaid expenses	2,430

Total Assets	271,107,192

Liabilities:
Payable for capital shares redeemed	1,962,603
Variation margin on futures contracts	166,861
Advisory fees payable	153,779
Management services fees payable	30,756
Administration fees payable	6,519
Administrative services fees payable	118,125
Distribution fees payable	83,270
Trustee fees payable	38
Transfer agency fees payable	6,999
Fund accounting fees payable	9,862
Compliance services fees payable	1,000
Other accrued expenses	13,701

Total Liabilities	2,553,513

Net Assets	$268,553,679

Net Assets consist of:
Capital	$246,859,561
Accumulated net investment income (loss)	823,314
Accumulated net realized gains (losses) on investments	(25,510,342)
Net unrealized appreciation (depreciation) on investments	46,381,146

Net Assets	$268,553,679

Shares of Beneficial Interest Outstanding	9,899,772

Net Asset Value (offering and redemption price per share)	$27.13

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$2,178,397
Interest	216,064

Total Investment Income	2,394,461

Expenses:
Advisory fees	948,838
Management services fees	189,768
Administration fees	38,918
Transfer agency fees	38,210
Administrative services fees	527,958
Distribution fees	316,279
Custody fees	34,768
Fund accounting fees	53,732
Trustee fees	1,275
Compliance services fees	2,768
Other fees	53,232

Total Expenses	2,205,746

Net Investment Income (Loss)	188,715

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,046,033
Net realized gains (losses) on futures contracts	632,256
Change in net unrealized appreciation/depreciation on investments	(10,597,206)

Net Realized and Unrealized Gains (Losses) on Investments	(5,918,917)

Change in Net Assets Resulting from Operations	$(5,730,202)

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$188,715	$634,599
Net realized gains (losses) on investments	4,678,289	(9,459,955)
Change in net unrealized appreciation/depreciation on investments	(10,597,206)	30,619,700

Change in net assets resulting from operations	(5,730,202)	21,794,344

Distributions to Shareholders From:
Net realized gains on investments	—	(4,679,238)

Change in net assets resulting from distributions	—	(4,679,238)

Capital Transactions:
Proceeds from shares issued	693,522,519	1,845,105,839
Dividends reinvested	—	4,679,238
Cost of shares redeemed	(810,495,714)	(1,698,766,076)

Change in net assets resulting from capital transactions	(116,973,195)	151,019,001

Change in net assets	(122,703,397)	168,134,107
Net Assets:
Beginning of period	391,257,076	223,122,969

End of period	$268,553,679	$391,257,076

Accumulated net investment income (loss)	$823,314	$634,599

Share Transactions:
Issued	25,661,098	70,782,427
Reinvested	—	176,641
Redeemed	(29,941,081)	(65,453,257)

Change in shares	(4,279,983)	5,505,811

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 1, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$27.59		$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss)(b)	0.02		0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.48)		2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	(0.46)		2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.38)	—	—	—

Net Asset Value, End of Period	$27.13		$27.59	$25.72	$20.48	$26.94

Total Return	(1.67	)%(c)	8.83%	25.59%	(23.98)%	(10.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.78%	1.87%	1.91%	2.25%
Net expenses(d)	1.74%		1.78%	1.87%	1.91%	2.25%
Net investment income (loss)(d)	0.15%		0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$268,554		$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate(e)	96	%(c)	202%	392%	260%	325	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	6%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Composition
% of Index

Financial	21.70%
Consumer, Non-cyclical	19.37%
Consumer, Cyclical	14.04%
Industrial	13.34%
Technology	10.08%
Communications	9.63%
Energy	5.41%
Basic Materials	3.57%
Utilities	2.71%
Diversified	0.15%

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (85.1%)
	Shares	Value

21st Century Insurance Group (Insurance)	3,575	$53,053
99 Cents Only Stores* (Retail)	8,125	103,269
A.C.Moore Arts & Crafts, Inc.* (Retail)	2,275	71,913
AAR Corp.* (Aerospace/Defense)	5,525	86,798
Aaron Rents, Inc. (Commercial Services)	5,850	145,606
Abaxis, Inc.* (Healthcare-Products)	2,925	31,824
Abgenix, Inc.* (Pharmaceuticals)	13,650	117,117
ABM Industries, Inc. (Commercial Services)	6,175	120,413
Acadia Realty Trust (REIT)	4,225	78,796
Actuant Corp.* (Miscellaneous Manufacturing)	3,575	171,386
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,550	116,890
Adaptec, Inc.* (Telecommunications)	17,550	68,094
Advanced Digital Information Corp.* (Computers)	10,725	81,510
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,435	57,041
Advisory Board Co.* (Commercial Services)	2,925	142,564
ADVO, Inc. (Advertising)	4,550	144,918
Affordable Residential Communities (REIT)	4,225	56,404
Agile Software Corp.* (Internet)	8,775	55,283
AirTran Holdings, Inc.* (Airlines)	7,475	68,994
AK Steel Holding Corp.* (Iron/Steel)	18,200	116,662
Alabama National BanCorp (Banks)	1,950	127,472
Alamosa Holdings, Inc.* (Telecommunications)	10,725	149,078
Albany International Corp.—Class A (Machinery-Diversified)	4,225	135,665
Albany Molecular Research, Inc.* (Commercial Services)	3,900	54,600
Albemarle Corp. (Chemicals)	2,925	106,675
Alfa Corp. (Insurance)	5,525	81,328
Alkermes, Inc.* (Pharmaceuticals)	12,675	167,563
Allegheny Technologies, Inc. (Iron/Steel)	9,100	200,746
Alliance Gaming Corp.* (Entertainment)	8,450	118,469
Alpharma, Inc. (Pharmaceuticals)	3,575	51,730
Altiris, Inc.* (Software)	3,575	52,481
AMCOL International Corp. (Mining)	3,575	67,174
American Medical Systems Holdings, Inc.* (Healthcare-Products)	8,450	174,493
American States Water Co. (Water)	2,600	76,362
American Woodmark Corp. (Home Furnishings)	1,950	58,520
AMERIGROUP Corp.* (Healthcare-Services)	2,600	104,520
Amis Holdings, Inc.* (Semiconductors)	5,200	69,368
Amli Residential Properties Trust (REIT)	4,225	132,074
AmSurg Corp.* (Healthcare-Services)	4,875	134,989
Anaren Microwave, Inc.* (Telecommunications)	3,575	47,011
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,250	98,345
Anixter International, Inc.* (Telecommunications)	4,225	157,042
ANSYS, Inc.* (Software)	5,200	184,651
Anteon International Corp.* (Computers)	3,900	177,918
Anthracite Capital, Inc. (REIT)	7,475	88,579
Apogee Enterprises, Inc. (Building Materials)	4,550	69,934
Apollo Investment Corp. (Investment Companies)	10,400	191,672
Applera Corp.—Celera Genomics Group* (Biotechnology)	12,025	131,914
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,225	136,425
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,900	135,096
Aptar Group, Inc. (Miscellaneous Manufacturing)	3,900	198,120
aQuantive, Inc.* (Internet)	7,800	138,216
Aquila, Inc.* (Electric)	32,500	117,325
Arbitron, Inc. (Commercial Services)	2,600	111,540
Arch Chemicals, Inc. (Chemicals)	3,575	89,232
Arctic Cat, Inc. (Leisure Time)	2,275	46,706
Argonaut Group, Inc.* (Insurance)	3,900	90,051
Ariad Pharmaceuticals, Inc.* (Biotechnology)	8,775	58,442
Ariba, Inc.* (Internet)	7,475	43,355
Arkansas Best Corp. (Transportation)	3,575	113,721
Armor Holdings, Inc.* (Aerospace/Defense)	3,900	154,479
Atherogenics, Inc.* (Pharmaceuticals)	6,175	98,677
Avanex Corp.* (Telecommunications)	13,325	11,993
Aviall, Inc.* (Distribution/Wholesale)	3,900	123,201
Avista Corp. (Electric)	5,200	96,668
Axcelis Technologies, Inc.* (Semiconductors)	15,925	109,246
Aztar Corp.* (Lodging)	2,600	89,050
Baldor Electric Co. (Hand/Machine Tools)	4,875	118,560
BancorpSouth, Inc. (Banks)	10,075	237,769
Bandag, Inc. (Auto Parts & Equipment)	1,625	74,831
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,900	73,905

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Banner Corp. (Banks)	1,625	$45,516
Banta Corp. (Commercial Services)	2,275	103,194
BE Aerospace, Inc.* (Aerospace/Defense)	6,175	96,515
Bel Fuse, Inc.—Class B (Electronics)	1,950	59,592
Benchmark Electronics, Inc.* (Electronics)	6,175	187,843
Berry Petroleum Co.—Class A (Oil & Gas)	2,925	154,674
Beverly Enterprises, Inc.* (Healthcare-Services)	17,875	227,727
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	10,725	80,330
Black Box Corp. (Telecommunications)	2,600	92,040
Black Hills Corp. (Electric)	2,925	107,786
Blue Coat Systems, Inc.* (Internet)	1,625	48,555
Blyth, Inc. (Household Products/Wares)	3,250	91,163
Bone Care International, Inc.* (Pharmaceuticals)	2,600	85,722
Boston Private Financial Holdings, Inc. (Banks)	4,550	114,660
Bowne & Co., Inc. (Commercial Services)	5,850	84,591
Boyd Gaming Corp. (Lodging)	2,275	116,321
Brady Corp.—Class A (Electronics)	5,850	181,349
Brandywine Realty Trust (REIT)	3,900	119,535
Bright Horizons Family Solutions, Inc.* (Commercial Services)	4,550	185,275
Broadwing Corp.* (Telecommunications)	6,500	30,030
Brocade Communications Systems, Inc.* (Computers)	42,575	165,191
Brooks Automation, Inc.* (Semiconductors)	6,825	101,351
Brown Shoe Co., Inc. (Retail)	2,925	114,514
Brush Engineered Materials, Inc.* (Mining)	2,925	41,711
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,875	38,854
Burlington Coat Factory Warehouse Corp. (Retail)	2,925	124,722
C&D Technologies, Inc. (Electrical Components & Equipment)	3,575	32,854
C-COR.net Corp.* (Telecommunications)	7,150	48,978
Cabot Microelectronics Corp.* (Chemicals)	3,575	103,639
California Pizza Kitchen, Inc.* (Retail)	3,250	88,628
California Water Service Group (Water)	2,600	97,604
Callaway Golf Co. (Leisure Time)	10,075	155,457
Calpine Corp.* (Electric)	69,225	235,365
Cambrex Corp. (Biotechnology)	3,900	74,295
Capital City Bank Group, Inc. (Banks)	1,625	65,650
Caraustar Industries, Inc.* (Forest Products & Paper)	4,875	51,188
Carpenter Technology Corp. (Iron/Steel)	3,250	168,350
Cascade Bancorp (Banks)	2,925	61,542
Cascade Corp. (Machinery-Diversified)	1,625	70,281
Casella Waste Systems, Inc.* (Environmental Control)	3,250	39,000
Casey’s General Stores, Inc. (Retail)	8,450	167,479
Cash America International, Inc. (Retail)	4,875	98,085
Catalina Marketing Corp. (Advertising)	7,800	198,198
Cathay Bancorp, Inc. (Banks)	7,150	241,026
Cell Therapeutics, Inc.* (Pharmaceuticals)	8,450	22,900
Centene Corp.* (Healthcare-Services)	6,500	218,270
Central Pacific Financial Corp. (Banks)	2,600	92,560
Central Parking Corp. (Commercial Services)	2,925	40,219
Century Aluminum Co.* (Mining)	2,925	59,670
CH Energy Group, Inc. (Electric)	2,600	126,438
Champion Enterprises, Inc.* (Home Builders)	10,400	103,376
Charming Shoppes, Inc.* (Retail)	19,175	178,902
Charter Communications, Inc.—Class A* (Media)	44,850	52,923
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	5,850	128,466
Chattem, Inc.* (Cosmetics/Personal Care)	2,925	121,095
Checkpoint Systems, Inc.* (Electronics)	5,525	97,793
Chemical Financial Corp. (Banks)	3,900	129,129
Cheniere Energy, Inc.* (Oil & Gas)	6,500	202,150
Chesapeake Corp. (Packaging & Containers)	3,250	68,055
Chiquita Brands International, Inc. (Food)	5,850	160,641
Chittenden Corp. (Banks)	4,225	114,920
Chordiant Software, Inc.* (Internet)	12,025	23,449
Christopher & Banks Corp. (Retail)	5,525	100,887
Churchill Downs, Inc. (Entertainment)	1,300	55,237
Ciber, Inc.* (Computers)	8,450	67,431
Cimarex Energy Co.* (Oil & Gas)	10,491	408,204
Cincinnati Bell, Inc.* (Telecommunications)	40,950	176,084
Circor International, Inc. (Metal Fabricate/Hardware)	2,600	64,142
Citizens Banking Corp. (Banks)	7,150	216,072
City Holding Co. (Banks)	2,925	106,821
CKE Restaurants, Inc. (Retail)	8,775	122,148
Clarcor, Inc. (Miscellaneous Manufacturing)	4,550	133,088
CLECO Corp. (Electric)	7,475	161,236
CMGI, Inc.* (Internet)	62,725	118,550
CMS Energy Corp.* (Electric)	22,100	332,826
CNET Networks, Inc.* (Internet)	18,525	217,483
Coeur d’Alene Mines Corp.* (Mining)	35,750	129,773
Cognex Corp. (Machinery-Diversified)	6,500	170,235
Coherent, Inc.* (Electronics)	4,875	175,548
Cohu, Inc. (Semiconductors)	3,575	71,679
Colonial Properties Trust (REIT)	2,180	95,920
Commerce Group, Inc. (Insurance)	3,575	222,043
Commercial Federal Corp. (Savings & Loans)	4,550	153,244
Commercial Metals Co. (Metal Fabricate/Hardware)	8,450	201,279
Commercial NET Lease Realty (REIT)	7,800	159,665
Commscope, Inc.* (Telecommunications)	3,575	62,241
Community Bank System, Inc. (Banks)	4,225	103,048
Community Banks, Inc. (Banks)	1,625	42,120
Community Trust Bancorp, Inc. (Banks)	1,950	63,804
Compass Minerals International, Inc. (Mining)	2,600	60,840
CompuCredit Corp.* (Diversified Financial Services)	3,250	111,410
Comstock Resources, Inc.* (Oil & Gas)	3,900	98,631
Conceptus, Inc.* (Healthcare-Products)	4,225	23,871
Concur Technologies, Inc.* (Software)	4,225	44,489
CONMED Corp.* (Healthcare-Products)	4,875	150,004
Consolidated Graphics, Inc.* (Commercial Services)	1,950	79,502
Continental Airlines, Inc.—Class B* (Airlines)	9,100	120,848
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	7,800	144,846
Corporate Office Properties Trust (REIT)	4,875	143,569
Correctional Properties Trust (REIT)	1,950	55,185
Corrections Corp.of America* (Commercial Services)	5,200	204,099
Corus Bankshares, Inc. (Banks)	2,600	144,274
CoStar Group, Inc.* (Commercial Services)	2,600	113,360
Cousins Properties, Inc. (REIT)	3,900	115,362
Coventry Health Care, Inc.* (Healthcare-Services)	2,032	143,764
CRA International, Inc.* (Commercial Services)	1,625	87,506
Cray, Inc.* (Computers)	14,300	17,732
Credence Systems Corp.* (Semiconductors)	13,650	123,533
Crompton Corp. (Chemicals)	19,175	271,325
Cross Country Healthcare, Inc.* (Commercial Services)	3,900	66,300
Crown Holdings, Inc.* (Packaging & Containers)	17,875	254,360
CSK Auto Corp.* (Retail)	6,825	113,841
Cubic Corp. (Electronics)	2,600	46,124
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,825	89,885
Cuno, Inc.* (Miscellaneous Manufacturing)	2,925	208,961
Curtiss-Wright Corp. (Aerospace/Defense)	3,250	175,338
CV Therapeutics, Inc.* (Pharmaceuticals)	5,200	116,584
CVB Financial Corp. (Banks)	7,475	147,108
Datascope Corp. (Healthcare-Products)	1,950	65,033
Decode Genetics, Inc.* (Biotechnology)	8,125	76,294
Delphi Financial Group, Inc.—Class A (Insurance)	1,625	71,744

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Delta Air Lines, Inc.* (Airlines)	17,875	$67,210
Deltic Timber Corp. (Forest Products & Paper)	1,625	61,798
Denbury Resources, Inc.* (Oil & Gas)	4,550	180,954
Dendrite International, Inc.* (Software)	6,175	85,215
DHB Industries, Inc.* (Apparel)	3,250	27,463
Diagnostic Products Corp. (Healthcare-Products)	3,250	153,823
Dick’s Sporting Goods, Inc.* (Retail)	4,875	188,125
Digital River, Inc.* (Internet)	4,875	154,781
Digital Theater Systems, Inc.* (Home Furnishings)	2,925	52,153
Digitas, Inc.* (Internet)	9,100	103,831
Dime Community Bancshares, Inc. (Savings & Loans)	5,200	79,040
Dionex Corp.* (Electronics)	3,250	141,733
Direct General Corp. (Insurance)	2,600	48,386
Discovery Laboratories, Inc.* (Pharmaceuticals)	7,800	56,862
Ditech Communications Corp.* (Telecommunications)	4,875	31,639
DJ Orthopedics, Inc.* (Healthcare-Products)	2,925	80,233
Dobson Communications Corp.* (Telecommunications)	18,200	77,532
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	3,575	135,779
Downey Financial Corp. (Savings & Loans)	2,275	166,529
Drew Industries, Inc.* (Building Materials)	1,300	59,020
DRS Technologies, Inc. (Aerospace/Defense)	2,600	133,328
Dyax Corp.* (Pharmaceuticals)	4,225	19,942
Dycom Industries, Inc.* (Engineering & Construction)	5,200	103,012
Eagle Materials—Class A (Building Materials)	2,600	240,733
EarthLink, Inc.* (Internet)	22,425	194,200
EastGroup Properties, Inc. (REIT)	2,925	123,172
Eclipsys Corp.* (Software)	6,175	86,882
EDO Corp. (Aerospace/Defense)	2,600	77,766
eFunds Corp.* (Software)	7,475	134,475
El Paso Electric Co.* (Electric)	7,475	152,864
Electro Scientific Industries, Inc.* (Electronics)	4,550	81,354
ElkCorp (Building Materials)	3,250	92,788
Emmis Communications Corp.* (Media)	7,150	126,340
Empire District Electric Co. (Electric)	3,900	93,444
Emulex Corp.* (Semiconductors)	11,700	213,641
Encore Acquisition Co.* (Oil & Gas)	3,575	146,575
Encysive Pharmaceuticals, Inc.* (Biotechnology)	8,775	94,858
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,575	103,210
Enterasys Networks, Inc.* (Telecommunications)	35,100	31,590
Entertainment Properties Trust (REIT)	3,250	149,500
Entravision Communications Corp.* (Media)	8,125	63,294
Entrust Technologies, Inc.* (Internet)	10,725	51,373
Enzo Biochem, Inc.* (Biotechnology)	3,900	69,927
Epicor Software Corp.* (Software)	6,500	85,800
Equity Inns, Inc. (REIT)	7,475	99,418
Equity Lifestyle Properties, Inc. (REIT)	2,600	103,376
Equity One, Inc. (REIT)	4,875	110,663
eResearch Technology, Inc.* (Internet)	5,200	69,628
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,275	229,319
ESS Technology, Inc.* (Semiconductors)	5,525	23,260
Essex Property Trust, Inc. (REIT)	1,625	134,973
Esterline Technologies Corp.* (Aerospace/Defense)	3,575	143,286
Ethan Allen Interiors, Inc. (Home Furnishings)	1,625	54,454
Excel Technology, Inc.* (Electronics)	1,950	47,385
Exelixis, Inc.* (Biotechnology)	10,400	77,272
Exide Technologies* (Auto Parts & Equipment)	3,900	18,915
ExpressJet Holdings, Inc.* (Airlines)	6,175	52,549
F.N.B. Corp. (Banks)	4,550	89,408
FBL Financial Group, Inc.—Class A (Insurance)	1,950	53,840
FelCor Lodging Trust, Inc.* (REIT)	8,125	117,650
Ferro Corp. (Chemicals)	4,550	90,363
Fidelity Bankshares, Inc. (Savings & Loans)	3,250	86,190
Filenet Corp.* (Software)	5,850	147,069
Financial Federal Corp. (Diversified Financial Services)	2,275	87,906
Finisar Corp.* (Telecommunications)	27,625	29,006
First BanCorp. (Banks)	5,200	208,779
First Charter Corp. (Banks)	4,875	107,104
First Citizens BancShares, Inc.—Class A (Banks)	975	140,936
First Commonwealth Financial Corp. (Banks)	11,700	160,290
First Community Bancorp—Class A (Banks)	2,275	108,063
First Community Bancshares, Inc. (Banks)	1,625	52,813
First Financial Bancorp (Banks)	5,850	110,565
First Financial Bankshares, Inc. (Banks)	3,033	102,637
First Financial Corp. (Banks)	2,275	65,361
First Financial Holdings, Inc. (Savings & Loans)	1,950	58,325
First Horizon Pharmaceutical Corp.* (Pharmaceuticals)	4,225	80,444
First Industrial Realty Trust, Inc. (REIT)	4,225	168,577
First Merchants Corp. (Banks)	3,250	80,763
First Republic Bank (Banks)	3,250	114,823
FirstFed Financial Corp.* (Savings & Loans)	2,275	135,613
Fisher Communications, Inc.* (Media)	975	46,108
Florida East Coast Industries, Inc. (Transportation)	3,575	154,798
Flowers Foods, Inc. (Food)	5,200	183,871
Flushing Financial Corp. (Savings & Loans)	2,925	53,820
Forest Oil Corp.* (Oil & Gas)	4,225	177,450
Formfactor, Inc.* (Semiconductors)	4,550	120,211
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,600	100,490
Fred’s, Inc. (Retail)	6,500	107,770
Frontier Financial Corp. (Banks)	3,900	98,514
FTI Consulting, Inc.* (Commercial Services)	6,175	129,058
Fuller (H.B.) Co. (Chemicals)	4,225	143,904
Furniture Brands International, Inc. (Home Furnishings)	3,250	70,233
G & K Services, Inc. (Textiles)	2,925	110,360
Gables Residential Trust (REIT)	1,625	70,249
Gardner Denver, Inc.* (Machinery-Diversified)	2,925	102,609
Gartner Group, Inc.* (Commercial Services)	7,475	79,385
Gateway, Inc.* (Computers)	37,050	122,265
GATX Corp. (Trucking & Leasing)	3,575	123,338
Gaylord Entertainment Co.* (Lodging)	3,900	181,311
GenCorp, Inc.* (Aerospace/Defense)	5,850	112,671
General Cable Corp.* (Electrical Components & Equipment)	6,500	96,395
General Communication, Inc.—Class A* (Telecommunications)	7,475	73,778
Genesee & Wyoming, Inc.—Class A* (Transportation)	2,600	70,746
Genesis Healthcare Corp.* (Healthcare-Services)	3,250	150,410
Gentiva Health Services, Inc.* (Healthcare-Services)	4,225	75,459
Geron Corp.* (Biotechnology)	7,475	57,857
Getty Realty Corp. (REIT)	2,925	81,023
Gibraltar Industries, Inc. (Iron/Steel)	3,900	72,306
Glacier Bancorp, Inc. (Banks)	5,200	135,876
Glatfelter (Forest Products & Paper)	4,875	60,450
Glimcher Realty Trust (REIT)	5,525	153,319
Global Industries, Ltd.* (Oil & Gas Services)	13,650	116,025
Global Power Equipment Group, Inc.* (Machinery-Diversified)	5,525	43,924
Golden Telecom, Inc. (Telecommunications)	2,275	69,797
Granite Construction, Inc. (Engineering & Construction)	2,600	73,060

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Graphic Packaging Corp.* (Packaging & Containers)	11,050	$40,333
Gray Television, Inc. (Media)	7,475	90,149
Greif Brothers Corp.—Class A (Packaging & Containers)	2,275	139,003
Grey Wolf, Inc.* (Oil & Gas)	31,200	231,192
Group 1 Automotive, Inc.* (Retail)	2,600	62,504
Guitar Center, Inc.* (Retail)	3,575	208,672
Gymboree Corp.* (Apparel)	5,200	71,032
Hancock Holding Co. (Banks)	4,550	156,520
Handelman Co. (Distribution/Wholesale)	3,900	64,389
Hanover Compressor Co.* (Oil & Gas Services)	7,800	89,778
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,575	133,848
Harland (John H.) Co. (Household Products/Wares)	4,225	160,550
Harleysville National Corp. (Banks)	4,225	97,851
Harris Interactive, Inc.* (Internet)	8,125	39,569
Harvest Natural Resources, Inc.* (Oil & Gas)	5,850	63,941
Haverty Furniture Cos., Inc. (Retail)	3,250	48,035
Hayes Lemmerz International, Inc.* (Auto Parts & Equipment)	6,175	43,966
Healthcare Realty Trust, Inc. (REIT)	4,550	175,675
Heartland Express, Inc. (Transportation)	7,800	151,554
Hecla Mining Co.* (Mining)	19,825	90,402
HEICO Corp. (Aerospace/Defense)	3,250	76,083
Helmerich & Payne, Inc. (Oil & Gas)	5,200	243,984
Hibbett Sporting Goods, Inc.* (Retail)	3,900	147,576
Highland Hospitality Corp. (REIT)	5,850	61,133
Highwoods Properties, Inc. (REIT)	8,125	241,799
Hollinger International, Inc. (Media)	7,475	74,825
Holly Corp. (Oil & Gas)	3,250	151,678
Hologic, Inc.* (Healthcare-Products)	3,250	129,188
Home Properties of New York, Inc. (REIT)	2,600	111,852
HomeStore, Inc.* (Internet)	15,925	32,328
Hooper Holmes, Inc. (Commercial Services)	9,425	39,114
Horace Mann Educators Corp. (Insurance)	6,175	116,214
Hot Topic, Inc.* (Retail)	8,125	155,350
Human Genome Sciences, Inc.* (Biotechnology)	19,175	222,046
Hydril Co.* (Oil & Gas Services)	2,600	141,310
Hypercom Corp.* (Telecommunications)	8,450	54,672
IBERIABANK Corp. (Banks)	975	60,070
Identix, Inc.* (Electronics)	14,625	73,564
IDEX Corp. (Machinery-Diversified)	6,175	238,416
IDX Systems Corp.* (Software)	3,575	107,751
IHOP Corp. (Retail)	3,575	155,119
II-VI, Inc.* (Electronics)	3,900	71,721
Imation Corp. (Computers)	5,200	201,707
IMPAC Mortgage Holdings, Inc. (REIT)	5,850	109,103
Impax Laboratories, Inc.* (Pharmaceuticals)	8,125	127,563
Incyte Genomics, Inc.* (Biotechnology)	10,075	72,036
Independent Bank Corp.—Massachusetts (Banks)	2,600	73,346
Independent Bank Corp.—Michigan (Banks)	2,925	83,187
Infinity Property & Casualty Corp. (Insurance)	3,575	124,696
InFocus Corp.* (Computers)	6,500	26,910
Informatica Corp.* (Software)	14,300	119,977
infoUSA, Inc. (Software)	5,200	60,840
InnKeepers U.S.A Trust (REIT)	5,525	82,544
Insight Communications Co., Inc.* (Media)	7,475	82,599
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,550	72,937
Integra Bank Corp. (Banks)	2,600	58,812
Integrated Device Technology, Inc.* (Semiconductors)	9,750	104,813
Integrated Silicon Solution, Inc.* (Semiconductors)	5,850	43,349
Interactive Data Corp. (Commercial Services)	6,175	128,317
Interdigital Communications Corp.* (Telecommunications)	8,775	153,563
Interface, Inc.—Class A* (Office Furnishings)	7,475	60,174
Internet Capital Group, Inc.* (Internet)	6,500	47,645
Internet Security Systems, Inc.* (Internet)	6,175	125,291
InterVoice-Brite, Inc.* (Computers)	5,850	50,486
Interwoven, Inc.* (Internet)	6,825	51,392
Intrado, Inc.* (Telecommunications)	2,925	43,758
Intuitive Surgical, Inc.* (Healthcare-Products)	5,525	257,685
Invacare Corp. (Healthcare-Products)	3,900	173,004
Inverness Medical Innovation, Inc.* (Healthcare-Products)	2,275	62,108
Investors Real Estate Trust (REIT)	6,825	65,930
Iomega Corp.* (Computers)	8,450	22,393
Ipass, Inc.* (Internet)	7,475	45,299
Ipayment, Inc.* (Commercial Services)	1,625	59,345
Irwin Financial Corp. (Banks)	2,925	64,906
ISIS Pharmaceuticals, Inc.* (Pharmaceuticals)	8,775	34,310
Jack in the Box, Inc.* (Retail)	2,925	110,916
Jacuzzi Brands, Inc* (Miscellaneous Manufacturing)	12,675	136,003
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	4,225	81,162
Jarden Corp.* (Household Products/Wares)	3,900	210,287
JLG Industries, Inc. (Machinery-Construction & Mining)	6,500	178,620
Jo-Ann Stores, Inc.* (Retail)	3,250	85,768
Jones Lang LaSalle, Inc.* (Real Estate)	4,550	201,247
Journal Register Co.* (Media)	6,500	113,815
Joy Global, Inc. (Machinery-Construction & Mining)	12,025	403,920
K-V Pharmaceutical Co.* (Pharmaceuticals)	5,850	97,988
K2, Inc.* (Leisure Time)	5,200	65,936
Kadant, Inc.* (Machinery-Diversified)	2,275	49,891
Kansas City Southern Industries, Inc.* (Transportation)	6,500	131,170
Kaydon Corp. (Metal Fabricate/Hardware)	4,225	117,666
KCS Energy, Inc.* (Oil & Gas)	8,125	141,131
Keane, Inc.* (Software)	7,475	102,408
Kellwood Co. (Apparel)	3,250	87,425
Kelly Services, Inc.—Class A (Commercial Services)	2,925	83,772
Kennametal, Inc. (Hand/Machine Tools)	5,525	253,321
Kensey Nash Corp.* (Healthcare-Products)	1,625	49,140
Key Energy Group* (Oil & Gas Services)	13,000	157,300
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	2,600	64,298
KFx, Inc.* (Energy-Alternate Sources)	7,150	102,174
Kilroy Realty Corp. (REIT)	1,950	92,606
Kimball International, Inc.—Class B (Home Furnishings)	3,575	47,190
Kindred Healthcare, Inc.* (Healthcare-Services)	4,550	180,226
Kirby Corp.* (Transportation)	3,575	161,233
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	19,175	146,114
Knight Transportation, Inc. (Transportation)	6,175	150,238
Kopin Corp.* (Semiconductors)	11,700	59,670
Korn/Ferry International* (Commercial Services)	5,200	92,300
Kronos, Inc.* (Computers)	4,225	170,648
La Quinta Corp.* (Lodging)	31,200	291,096
La-Z-Boy, Inc. (Home Furnishings)	7,800	113,645
LabOne, Inc.* (Healthcare-Services)	2,925	116,444
Labor Ready, Inc.* (Commercial Services)	5,850	136,363
Laclede Group, Inc. (Gas)	3,575	113,542
Laidlaw International* (Transportation)	14,625	352,462
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,550	195,286
Lance, Inc. (Food)	4,225	72,712
Landauer, Inc. (Commercial Services)	1,625	84,354
Landstar System, Inc.* (Transportation)	9,750	293,669
Lasalle Hotel Properties (REIT)	4,550	149,286

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Lattice Semiconductor Corp.* (Semiconductors)	18,850	$83,694
Lawson Software, Inc.* (Software)	9,100	46,865
Lennox International, Inc. (Building Materials)	6,825	144,485
Levitt Corp.—Class A (Home Builders)	2,600	77,792
Lexicon Genetics, Inc.* (Biotechnology)	10,400	51,376
Libbey, Inc. (Housewares)	2,275	35,968
Lifecell Corp.* (Biotechnology)	4,875	77,074
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,180	110,134
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	11,700	81,315
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,525	183,154
Lindsay Manufacturing Co. (Machinery-Diversified)	1,950	45,981
Linens ’n Things, Inc.* (Retail)	3,900	92,274
Lionbridge Technologies, Inc.* (Internet)	7,800	52,884
Lithia Motors, Inc.—Class A (Retail)	2,275	65,634
Littelfuse, Inc.* (Electrical Components & Equipment)	3,575	99,564
LKQ Corp.* (Distribution/Wholesale)	2,275	61,766
Longview Fibre Co. (Forest Products & Paper)	8,450	173,647
Luminex Corp.* (Healthcare-Products)	4,550	44,772
M/I Schottenstein Homes, Inc. (Home Builders)	1,625	87,913
Macdermid, Inc. (Chemicals)	4,550	141,778
Macrovision Corp.* (Entertainment)	7,150	161,161
Magellan Health Services, Inc.* (Healthcare-Services)	4,550	160,661
Maguire Properties, Inc. (REIT)	4,875	138,158
Manitowoc Co. (Machinery-Diversified)	3,900	159,978
ManTech International Corp.—Class A* (Software)	2,925	90,792
Marcus Corp. (Lodging)	3,250	68,965
MarineMax, Inc.* (Retail)	1,950	60,938
MatrixOne, Inc.* (Internet)	8,125	40,625
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	5,525	215,253
Mattson Technology, Inc.* (Semiconductors)	6,500	46,540
Maverick Tube Corp.* (Oil & Gas Services)	2,275	67,795
Maximus, Inc. (Commercial Services)	2,925	103,223
MB Financial, Inc. (Banks)	2,925	116,503
McDATA Corp.—Class A* (Computers)	19,500	78,000
McGrath Rentcorp (Commercial Services)	3,250	77,025
Medarex, Inc.* (Pharmaceuticals)	13,325	110,997
Mentor Corp. (Healthcare-Products)	6,825	283,100
Mercury Computer Systems, Inc.* (Computers)	3,575	97,848
MeriStar Hospitality Corp.* (REIT)	14,625	125,775
Metal Management, Inc. (Environmental Control)	2,925	56,599
Metals USA, Inc.* (Metal Fabricate/Hardware)	3,250	61,815
Methode Electronics, Inc.—Class A (Electronics)	5,850	69,440
MFA Mortgage Investments, Inc. (REIT)	11,375	84,744
MGE Energy, Inc. (Electric)	3,250	118,235
Micromuse, Inc.* (Software)	13,000	73,580
Micros Systems, Inc.* (Computers)	5,200	232,699
Mid-State Bancshares (Banks)	3,900	108,303
Mindspeed Technologies, Inc.* (Semiconductors)	16,575	20,222
Mine Safety Appliances Co. (Environmental Control)	3,575	165,165
Modine Manufacturing Co. (Auto Parts & Equipment)	3,900	126,984
Molina Healthcare, Inc.* (Healthcare-Services)	1,625	71,923
Monaco Coach Corp. (Home Builders)	3,900	67,041
Moog, Inc.—Class A* (Aerospace/Defense)	6,175	194,450
MPS Group, Inc.* (Commercial Services)	16,250	153,074
MTS Systems Corp. (Computers)	3,575	120,049
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,900	105,690
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,575	44,688
Mykrolis Corp.* (Semiconductors)	6,825	96,983
Nabi Biopharmaceuticals* (Pharmaceuticals)	9,750	148,493
Nara Bancorp, Inc. (Banks)	2,925	42,939
National Financial Partners (Diversified Financial Services)	5,525	216,248
National Health Investors, Inc. (REIT)	3,900	109,473
National Penn Bancshares, Inc. (Banks)	4,875	121,778
National Western Life Insurance Co.—Class A* (Insurance)	325	63,014
Nationwide Health Properties, Inc. (REIT)	10,400	245,543
Navigant Consulting Co.* (Commercial Services)	7,475	132,009
NBT Bancorp, Inc. (Banks)	5,525	130,611
NCI Building Systems, Inc* (Building Materials)	2,925	95,940
NCO Group, Inc.* (Commercial Services)	4,550	98,417
NDCHealth Corp. (Software)	2,600	46,722
Newcastle Investment Corp. (REIT)	4,875	146,981
Newpark Resources, Inc.* (Oil & Gas Services)	13,975	104,813
NMS Communications Corp.* (Telecommunications)	7,800	22,308
North Pittsburgh Systems, Inc. (Telecommunications)	2,600	50,856
Northwest Airlines Corp.—Class A* (Airlines)	11,375	51,870
Northwest Bancorp, Inc. (Savings & Loans)	3,250	69,095
Northwest Natural Gas Co. (Gas)	4,550	173,992
NS Group, Inc.* (Metal Fabricate/Hardware)	2,925	95,092
Nu Skin Enterprises, Inc. (Retail)	8,125	189,312
Nuvelo, Inc.* (Pharmaceuticals)	4,875	37,684
Oceaneering International, Inc.* (Oil & Gas Services)	4,225	163,296
Octel Corp. (Chemicals)	1,950	35,100
Ocwen Financial Corp.* (Savings & Loans)	6,500	43,940
Odyssey Healthcare, Inc.* (Healthcare-Services)	6,175	89,044
Offshore Logistics, Inc.* (Transportation)	3,250	106,730
Ohio Casualty Corp. (Insurance)	10,075	243,613
Oil States International, Inc.* (Oil & Gas Services)	4,875	122,704
Old Dominion Freight Line, Inc.* (Transportation)	2,600	69,758
Old National Bancorp (Banks)	9,425	201,695
Old Second Bancorp, Inc. (Banks)	1,950	56,726
OM Group, Inc.* (Chemicals)	3,575	88,267
OMEGA Healthcare Investors, Inc. (REIT)	7,800	100,308
ON Semiconductor Corp.* (Semiconductors)	20,150	92,690
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,225	100,893
Open Solutions, Inc.* (Software)	1,950	39,605
Opsware, Inc.* (Internet)	8,450	43,264
OraSure Technologies, Inc.* (Healthcare-Products)	6,500	64,935
Orbital Sciences Corp.* (Aerospace/Defense)	7,150	70,785
Oriental Financial Group, Inc. (Banks)	2,925	44,636
OrthoLogic Corp.* (Healthcare-Products)	5,850	22,640
Oscient Pharmaceuticals Corp.* (Biotechnology)	10,075	26,699
Otter Tail Power Co. (Electric)	4,225	115,469
Overseas Shipholding Group, Inc. (Transportation)	1,625	96,931
Overstock.com, Inc.* (Internet)	1,950	69,420
Owens & Minor, Inc. (Distribution/Wholesale)	6,175	199,761
Oxford Industries, Inc. (Apparel)	2,275	97,939
P.F. Chang’s China Bistro, Inc.* (Retail)	2,600	153,348
Pacific Capital Bancorp (Banks)	7,475	277,172
Packeteer, Inc.* (Software)	5,525	77,903
PalmOne, Inc.* (Computers)	4,225	125,778
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,300	41,353
Parametric Technology Corp.* (Software)	44,525	284,069
PAREXEL International Corp.* (Commercial Services)	4,225	83,866
Park National Corp. (Banks)	1,950	215,474
Parker Drilling Co.* (Oil & Gas)	15,600	109,356
Paxar Corp.* (Electronics)	5,850	103,838
Payless ShoeSource, Inc.* (Retail)	10,075	193,439
Pediatrix Medical Group, Inc.* (Healthcare-Services)	3,250	239,004
Peet’s Coffee & Tea, Inc.* (Beverages)	1,950	64,428
Penn Virginia Corp. (Oil & Gas)	2,925	130,660
Pennsylvania REIT	4,550	216,124

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Pep Boys-Manny, Moe & Jack (Retail)	3,900	$52,806
Per-Se Technologies, Inc.* (Software)	3,900	81,978
Perot Systems Corp.—Class A* (Computers)	12,675	180,238
Perrigo Co. (Pharmaceuticals)	10,075	140,446
PFF Bancorp, Inc. (Savings & Loans)	2,275	68,910
Pharmos, Corp.* (Pharmaceuticals)	2,925	7,166
Philadelphia Consolidated Holding Corp.* (Insurance)	2,925	247,922
Pinnacle Entertainment, Inc.* (Entertainment)	5,850	114,426
Pixelworks, Inc.* (Semiconductors)	6,825	58,559
Plains Exploration & Production Co.* (Oil & Gas)	9,750	346,417
Plug Power, Inc.* (Energy-Alternate Sources)	8,125	55,656
PNM Resources, Inc. (Electric)	7,800	224,718
PolyOne Corp.* (Chemicals)	15,275	101,121
Post Properties, Inc. (REIT)	6,500	234,714
Powerwave Technologies, Inc.* (Telecommunications)	10,725	109,610
Prentiss Properties Trust (REIT)	4,875	177,644
Presidential Life Corp. (Insurance)	3,575	61,168
Price Communications Corp.* (Telecommunications)	5,850	101,205
PRIMEDIA, Inc.* (Media)	22,100	89,505
Primus Telecommunications Group, Inc.* (Telecommunications)	12,350	7,781
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	4,875	123,630
PrivateBancorp, Inc. (Banks)	2,600	91,988
ProAssurance Corp.* (Insurance)	4,225	176,436
ProQuest Co.* (Internet)	3,900	127,881
Prosperity Bancshares, Inc. (Banks)	2,600	74,386
Provident Bankshares Corp. (Banks)	5,525	176,303
Provident Financial Services, Inc. (Savings & Loans)	9,100	159,887
PS Business Parks, Inc. (REIT)	1,950	86,678
PSS World Medical, Inc.* (Healthcare-Products)	11,375	141,619
Quanta Services, Inc.* (Commercial Services)	12,025	105,820
Quantum Corp.* (Computers)	29,900	88,803
R & G Financial Corp.—Class B (Banks)	4,225	74,740
RailAmerica, Inc.* (Transportation)	5,850	69,615
RAIT Investment Trust (REIT)	3,250	97,338
Ralcorp Holdings, Inc. (Food)	4,225	173,859
Range Resources Corp. (Oil & Gas)	11,375	305,987
RARE Hospitality International, Inc.* (Retail)	5,525	168,346
RC2 Corp.* (Toys/Games/Hobbies)	2,275	85,472
Reader’s Digest Association, Inc. (Media)	11,375	187,687
RealNetworks, Inc.* (Internet)	18,525	92,069
Realty Income Corp. (REIT)	8,450	211,587
Red Robin Gourmet Burgers, Inc.* (Retail)	1,950	120,861
Regal-Beloit Corp. (Hand/Machine Tools)	4,225	123,201
Reliance Steel & Aluminum Co. (Iron/Steel)	2,925	108,430
Revlon, Inc.—Class A* (Cosmetics/Personal Care)	24,375	74,831
RF Micro Devices, Inc.* (Telecommunications)	28,600	155,297
RLI Corp. (Insurance)	3,250	144,950
Rock-Tenn Co. (Forest Products & Paper)	4,875	61,669
Rogers Corp.* (Electronics)	2,600	105,430
RTI International Metals, Inc.* (Mining)	3,575	112,291
Ruddick Corp. (Food)	5,525	141,053
Russell Corp. (Apparel)	4,875	99,694
Ryan’s Restaurant Group, Inc.* (Retail)	7,150	100,172
Ryerson Tull, Inc. (Iron/Steel)	3,900	55,653
S & T Bancorp, Inc. (Banks)	3,900	140,790
S1 Corp.* (Internet)	11,700	55,107
Safeguard Scientifics, Inc.* (Software)	19,825	25,376
SafeNet, Inc.* (Telecommunications)	3,900	132,834
Saga Communications, Inc.* (Media)	2,600	36,400
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,850	103,311
Sandy Spring Bancorp, Inc. (Banks)	2,275	79,693
Sapient Corp.* (Internet)	13,000	103,090
Scansoft, Inc.* (Software)	13,325	50,369
ScanSource, Inc.* (Distribution/Wholesale)	1,950	83,733
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,950	60,704
SCP Pool Corp. (Distribution/Wholesale)	8,775	307,915
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,600	167,179
Secure Computing Corp.* (Internet)	5,850	63,648
Select Comfort Corp.* (Retail)	5,525	118,401
Sensient Technologies Corp. (Chemicals)	7,150	147,361
Sequa Corp.—Class A* (Aerospace/Defense)	975	64,516
SERENA Software, Inc.* (Software)	4,225	81,543
Shaw Group, Inc.* (Engineering & Construction)	9,100	195,740
Shopko Stores, Inc.* (Retail)	4,875	118,511
Sierra Pacific Resources* (Electric)	17,550	218,498
Silgan Holdings, Inc. (Packaging & Containers)	1,950	109,668
Silicon Graphics, Inc.* (Computers)	43,550	30,921
Silicon Image, Inc.* (Semiconductors)	12,350	126,711
Silicon Storage Technology, Inc.* (Computers)	13,000	52,390
Simmons First National Corp.—Class A (Banks)	2,600	70,486
Simpson Manufacturing Co., Inc. (Building Materials)	5,850	178,718
Sinclair Broadcast Group, Inc.—Class A (Media)	7,475	67,873
Six Flags, Inc.* (Entertainment)	14,300	66,495
SkyWest, Inc. (Airlines)	9,750	177,256
Skyworks Solutions, Inc.* (Semiconductors)	21,775	160,481
Sonic Automotive, Inc. (Retail)	3,900	82,914
Sonic Solutions* (Electronics)	2,925	54,405
SonoSite, Inc.* (Healthcare-Products)	2,600	80,704
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	6,175	84,598
Southern Union Co.* (Gas)	5,850	143,618
Southwest Gas Corp. (Gas)	5,200	132,652
Southwestern Energy Co.* (Oil & Gas)	10,400	488,591
Spartech Corp. (Chemicals)	4,225	75,205
Speedway Motorsports, Inc. (Entertainment)	2,600	95,056
Spherion Corp.* (Commercial Services)	10,075	66,495
SRA International, Inc.—Class A* (Computers)	3,250	112,840
St.Mary Land & Exploration Co. (Oil & Gas)	8,450	244,881
Standard Microsystems Corp.* (Semiconductors)	2,925	68,387
Standex International Corp. (Miscellaneous Manufacturing)	1,950	55,400
StarTek, Inc. (Commercial Services)	1,950	32,019
State Auto Financial Corp. (Insurance)	2,275	70,616
STERIS Corp. (Healthcare-Products)	7,475	192,630
Sterling Bancorp (Banks)	2,600	55,510
Sterling Bancshares, Inc. (Banks)	7,475	116,311
Sterling Financial Corp.—Pennsylvania (Banks)	4,468	95,213
Sterling Financial Corp.—Spokane* (Savings & Loans)	3,900	145,860
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,875	110,468
Stewart Enterprises, Inc.—Class A (Commercial Services)	17,875	116,903
Strayer Education, Inc. (Commercial Services)	2,275	196,241
Suffolk Bancorp (Banks)	1,950	62,966
Superior Energy Services, Inc.* (Oil & Gas Services)	9,100	161,980
SureWest Communications (Telecommunications)	2,275	58,354
Susquehanna Bancshares, Inc. (Banks)	7,800	191,802
Swift Energy Co.* (Oil & Gas)	3,900	139,698
Sybron Dental Special, Inc.* (Healthcare-Products)	6,500	244,529
Sycamore Networks, Inc.* (Telecommunications)	28,925	99,791
Symmetricom, Inc.* (Telecommunications)	7,475	77,516
Take-Two Interactive Software, Inc.* (Software)	7,150	181,967

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

TALX Corp. (Computers)	3,250	$93,958
Taubman Centers, Inc. (REIT)	7,150	243,743
Techne Corp.* (Healthcare-Products)	5,850	268,573
Technitrol, Inc. (Electronics)	6,175	87,253
Tecumseh Products Co. (Machinery-Diversified)	2,600	71,344
Tel Offshore Trust (Oil & Gas Services)	150	1,496
Teledyne Technologies, Inc.* (Aerospace/Defense)	5,525	180,005
TeleTech Holdings, Inc.* (Commercial Services)	6,175	50,326
Telik, Inc.* (Biotechnology)	6,500	105,690
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	6,825	113,568
Terex Corp.* (Machinery-Construction & Mining)	4,550	179,270
Tesoro Petroleum Corp. (Oil & Gas)	6,500	302,380
Tessera Technologies, Inc.* (Semiconductors)	3,900	130,298
TETRA Technologies, Inc.* (Oil & Gas Services)	3,575	113,864
Texas Industries, Inc. (Building Materials)	2,925	164,473
The Cato Corp.—Class A (Retail)	4,875	100,669
The Finish Line, Inc.—Class A (Retail)	6,500	122,980
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	23,400	348,660
The Medicines Co.* (Pharmaceuticals)	7,475	174,839
The Men’s Wearhouse, Inc.* (Retail)	2,925	100,708
The Phoenix Cos., Inc. (Insurance)	14,625	174,038
The Steak n Shake Co.* (Retail)	3,900	72,618
The Stride Rite Corp. (Apparel)	6,500	89,635
Thomas Industries, Inc. (Machinery-Diversified)	2,275	90,909
Thor Industries, Inc. (Home Builders)	3,250	102,148
THQ, Inc.* (Software)	4,875	142,691
Tierone Corp. (Savings & Loans)	3,250	88,173
Titan Corp.* (Aerospace/Defense)	13,325	303,010
Toro Co. (Housewares)	2,600	100,386
Town & Country Trust (REIT)	2,925	83,392
Trammell Crow Co.* (Real Estate)	5,525	133,926
Transaction Systems Architect, Inc.* (Software)	6,175	152,089
Transkaryotic Therapies, Inc.* (Biotechnology)	4,875	178,328
Transmeta Corp.* (Semiconductors)	24,700	15,067
Tredegar Corp. (Miscellaneous Manufacturing)	4,550	70,980
Triad Guaranty, Inc.* (Insurance)	1,625	81,884
Triarc Cos., Inc. (Retail)	5,850	86,931
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,925	93,688
TriQuint Semiconductor, Inc.* (Semiconductors)	22,750	75,758
Triumph Group, Inc.* (Aerospace/Defense)	2,600	90,376
TrustCo Bank Corp.NY (Banks)	12,350	161,291
Trustmark Corp. (Banks)	7,800	228,227
TTM Technologies, Inc.* (Electronics)	6,825	51,938
Tyler Technologies, Inc.* (Computers)	6,175	46,683
UbiquiTel, Inc.* (Telecommunications)	11,700	95,472
UICI (Insurance)	5,525	164,479
UIL Holdings Corp. (Electric)	1,625	87,441
UMB Financial Corp. (Banks)	2,600	148,278
Unit Corp.* (Oil & Gas)	3,575	157,336
United Auto Group, Inc. (Retail)	2,600	77,480
United Community Banks, Inc. (Banks)	4,875	126,848
United Community Financial Corp. (Savings & Loans)	4,550	49,777
United Fire & Casualty Co. (Insurance)	2,600	115,492
United Online, Inc. (Internet)	8,775	95,297
United Rentals, Inc.* (Commercial Services)	2,925	59,114
United Surgical Partners International, Inc.* (Healthcare-Services)	4,550	236,963
Universal American Financial Corp.* (Insurance)	4,550	102,921
Universal Corp. (Agriculture)	3,900	170,742
Universal Forest Products, Inc. (Building Materials)	2,600	107,770
Universal Health Realty Income Trust (REIT)	1,950	74,315
Universal Technical Institute, Inc.* (Commercial Services)	2,275	75,530
Univest Corp. of Pennsylvania (Banks)	1,950	58,422
Unizan Financial Corp. (Banks)	3,575	95,774
Unova, Inc.* (Machinery-Diversified)	8,125	216,369
URS Corp.* (Engineering & Construction)	2,925	109,249
Urstadt Biddle Properties—Class A (REIT)	3,575	61,919
USEC, Inc. (Mining)	12,675	185,561
Vail Resorts, Inc.* (Entertainment)	3,250	91,325
Valeant Pharmaceuticals International (Pharmaceuticals)	7,475	131,784
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,275	58,695
ValueClick, Inc.* (Internet)	13,325	164,296
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,900	144,299
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,000	218,919
Viasys Healthcare, Inc.* (Healthcare-Products)	5,200	117,468
Vicor Corp. (Electrical Components & Equipment)	3,250	44,200
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	7,800	217,619
Vignette Corp.* (Internet)	4,810	54,113
Vintage Petroleum, Inc. (Oil & Gas)	4,875	148,541
Vishay Intertechnology, Inc.* (Electronics)	2,998	35,586
Visteon Corp. (Auto Parts & Equipment)	14,950	90,149
Vitesse Semiconductor Corp.* (Semiconductors)	36,075	75,397
W-H Energy Services, Inc.* (Oil & Gas Services)	4,225	105,329
W.R.Grace & Co.* (Chemicals)	11,050	86,080
Wabtec Corp. (Machinery-Diversified)	5,850	125,658
Walter Industries, Inc. (Holding Companies-Diversified)	3,900	156,780
Washington REIT	6,500	202,799
Washington Trust Bancorp, Inc. (Banks)	2,275	62,949
Watsco, Inc. (Distribution/Wholesale)	3,575	152,295
Watson Wyatt & Co. Holdings (Commercial Services)	5,525	141,605
Watts Industries, Inc.—Class A (Electronics)	3,575	119,727
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	7,475	89,550
WCI Communities, Inc.* (Home Builders)	2,600	83,278
webMethods, Inc.* (Internet)	7,800	43,680
Weis Markets, Inc. (Food)	1,950	75,641
Werner Enterprises, Inc. (Transportation)	6,825	134,043
Wesbanco, Inc. (Banks)	2,925	87,809
WESCO International, Inc.* (Distribution/Wholesale)	2,925	91,787
West Coast Bancorp (Banks)	2,600	63,466
West Pharmaceutical Services, Inc. (Healthcare-Products)	5,200	145,860
Westamerica Bancorporation (Banks)	3,900	205,958
Wild Oats Markets, Inc.* (Food)	5,200	59,540
Winn-Dixie Stores, Inc.* (Food)	13,650	14,879
Winnebago Industries, Inc. (Home Builders)	3,250	106,437
Wintrust Financial Corp. (Banks)	3,250	170,138
WMS Industries, Inc.* (Leisure Time)	3,250	109,688
Wolverine World Wide, Inc. (Apparel)	9,100	218,490
Woodward Governor Co. (Electronics)	1,625	136,549
World Fuel Services Corp. (Retail)	3,250	76,083
X-Rite, Inc. (Electronics)	3,575	41,148
Yankee Candle Co., Inc. (Household Products/Wares)	4,875	156,488
Zenith National Insurance Corp. (Insurance)	1,300	88,218
Zoll Medical Corp.* (Healthcare-Products)	1,625	41,356
Zoran Corp.* (Semiconductors)	7,150	95,024
Zymogenetics, Inc.* (Pharmaceuticals)	3,250	57,200

TOTAL COMMON STOCKS (Cost $76,634,806)		88,265,809

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2005

Repurchase Agreements (13.6%)
	Principal
	Amount	Value

UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $14,049,073 (Collateralized by $14,246,000 various U.S. Government Agency Obligations, 0.26%-4.48%, 9/15/05-5/5/08, market value $14,324,984)	$14,048,000	$14,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,048,000)		14,048,000

TOTAL INVESTMENT SECURITIES
(Cost $90,682,806)—98.7%		102,313,809
Net other assets (liabilities)—1.3%		1,301,809

NET ASSETS—100.0%		$103,615,618

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $11,532,600)	36	$208,638

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $5,189,670)	81	(16,442)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $3,451,691)	5,396	62,461
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $5,247,664)	8,204	94,918

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.3%
Aerospace/Defense	1.9%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.7%
Auto Parts & Equipment	1.0%
Banks	7.8%
Beverages	0.1%
Biotechnology	1.5%
Building Materials	1.1%
Chemicals	1.4%
Commercial Services	3.9%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	0.7%
Electric	2.1%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.7%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.8%
Healthcare-Products	2.9%
Healthcare-Services	2.3%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Housewares	0.1%
Insurance	2.5%
Internet	2.5%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.4%
Lodging	0.7%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.7%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.1%
Oil & Gas	4.4%
Oil & Gas Services	1.5%
Packaging & Containers	0.6%
Pharmaceuticals	2.6%
Real Estate	0.3%
Real Estate Investment Trust	5.8%
Retail	4.5%
Savings & Loans	1.6%
Semiconductors	2.2%
Software	2.5%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.2%
Other***	14.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $76,634,807)	$88,265,809
Repurchase agreements, at cost	14,048,000

Total Investment Securities	102,313,809
Cash	17,739
Segregated securities balances with brokers for futures contracts	322,740
Dividends and interest receivable	95,577
Receivable for capital shares issued	983,345
Unrealized appreciation on swap agreements	157,379
Prepaid expenses	1,148

Total Assets	103,891,737

Liabilities:
Payable for capital shares redeemed	1,078
Variation margin on futures contracts	37,620
Advisory fees payable	65,034
Management services fees payable	13,007
Administration fees payable	2,760
Administrative services fees payable	65,017
Distribution fees payable	65,017
Trustee fees payable	16
Transfer agency fees payable	2,964
Fund accounting fees payable	4,533
Compliance services fees payable	424
Other accrued expenses	18,649

Total Liabilities	276,119

Net Assets	$103,615,618

Net Assets consist of:
Capital	$84,780,044
Accumulated net investment income (loss)	(31,887)
Accumulated net realized gains (losses) on investments	6,886,883
Net unrealized appreciation (depreciation) on investments	11,980,578

Net Assets	$103,615,618

Shares of Beneficial Interest Outstanding	2,949,277

Net Asset Value (offering and redemption price per share)	$35.13

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$374,344
Interest	467,916

Total Investment Income	842,260

Expenses:
Advisory fees	410,224
Management services fees	82,045
Administration fees	17,866
Transfer agency fees	18,514
Administrative services fees	136,741
Distribution fees	136,741
Custody fees	14,083
Fund accounting fees	28,021
Trustee fees	609
Compliance services fees	1,363
Other fees	27,940

Total Expenses	874,147

Net Investment Income (Loss)	(31,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,119,621)
Net realized gains (losses) on futures contracts	(161,206)
Net realized gains (losses) on swap agreements	(110,586)
Change in net unrealized appreciation/depreciation on investments	(2,032,144)

Net Realized and Unrealized Gains (Losses) on Investments	(4,423,557)

Change in Net Assets Resulting from Operations	$(4,455,444)

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(31,887)	$(510,941)
Net realized gains (losses) on investments	(2,391,413)	10,400,670
Change in net unrealized appreciation/depreciation on investments	(2,032,144)	5,941,465

Change in net assets resulting from operations	(4,455,444)	15,831,194

Distributions to Shareholders From:
Net realized gains on investments	—	(3,376,608)

Change in net assets resulting from distributions	—	(3,376,608)

Capital Transactions:
Proceeds from shares issued	73,372,247	322,048,784
Dividends reinvested	—	3,376,608
Cost of shares redeemed	(113,128,990)	(317,386,979)

Change in net assets resulting from capital transactions	(39,756,743)	8,038,413

Change in net assets	(44,212,187)	20,492,999
Net Assets:
Beginning of period	147,827,805	127,334,806

End of period	$103,615,618	$147,827,805

Accumulated net investment income (loss)	$(31,887)	$—

Share Transactions:
Issued	2,168,041	9,772,348
Reinvested	—	100,464
Redeemed	(3,332,676)	(9,785,966)

Change in shares	(1,164,635)	86,846

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2001(a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$35.93		$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.01)		(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.79)		5.34	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	(0.80)		5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.92)	—	—	—

Net Asset Value, End of Period	$35.13		$35.93	$31.62	$22.15	$28.56

Total Return	(2.23	)%(c)	16.74%	42.75%	(22.44)%	(4.80	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.60%		1.61%	1.73%	1.97%	2.65%
Net expenses(d)	1.60%		1.61%	1.73%	1.97%	2.25%
Net investment income (loss)(d)	(0.06)%		(0.44)%	(0.52)%	(0.62)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$103,616		$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate(e)	12	%(c)	161%	189%	527%	2,627	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%
Futures Contracts	5%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	26.87%
Energy	22.14%
Communications	14.35%
Financial	11.74%
Technology	9.01%
Industrial	7.53%
Consumer, Cyclical	6.43%
Basic Materials	1.93%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Common Stocks (95.3%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	24,675	$2,698,211
ASM Lithography Holding N.V.* (Semiconductors)	122,200	1,913,652
AstraZeneca PLCADR (Pharmaceuticals)	78,725	3,248,194
Autoliv, Inc. (Auto Parts & Equipment)	38,775	1,698,345
BP Amoco PLC ADR (Oil & Gas)	117,500	7,329,649
Business Objects S.A.ADR* (Software)	65,800	1,730,540
DaimlerChrysler AG (Auto Manufacturers)	66,975	2,713,157
Elan Corp. PLC ADR* (Pharmaceuticals)	277,300	1,891,186
GlaxoSmithKline PLCADR (Pharmaceuticals)	106,925	5,186,932
HSBC Holdings PLCADR (Banks)	77,550	6,176,857
Koninklijke (Royal)Phillips Electronics NVADR (Electronics)	98,700	2,486,253
Mittal Steel Co. NV—Class AADR (Iron/Steel)	81,075	1,924,721
Nokia OYJ ADR (Telecommunications)	217,375	3,617,120
Novartis AG ADR (Pharmaceuticals)	104,575	4,961,038
Royal Dutch Petroleum Co.ADR (Oil & Gas)	78,725	5,109,253
Ryanair Holdings PLCADR* (Airlines)	44,650	2,002,106
Sanofi-Aventis ADR (Pharmaceuticals)	109,275	4,479,182
SAP AG ADR (Software)	72,850	3,154,405
Shell Transport & Trading Co.ADR (Oil & Gas)	71,675	4,161,451
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	56,400	1,849,920
Siemens AG ADR (Miscellaneous Manufacturing)	45,825	3,329,186
STMicroelectronics NVADR (Semiconductors)	137,475	2,191,352
Telefonaktiebolaget LM EricssonADR (Telecommunications)	95,175	3,040,841
Telewest Global, Inc.* (Telecommunications)	94,000	2,141,320
Top Tankers, Inc. (Transportation)	106,925	1,696,900
Total Fina SAADR (Oil & Gas)	47,000	5,491,950
UBS AG (Banks)	49,350	3,841,898
Unilever NV ADR (Food)	38,775	2,513,783
Vodafone Group PLDADR (Telecommunications)	226,775	5,515,168
Willis Group Holdings, Ltd. (Insurance)	51,700	1,691,624

TOTAL COMMON STOCKS
(Cost $78,369,437)		99,786,194

Repurchase Agreements (5.3%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $5,592,427 (Collateralized by $5,705,000 Federal National Mortgage Association, 3.35%, 7/1/05, market value $5,704,469)	$5,592,000	$5,592,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,592,000)		5,592,000

TOTAL INVESTMENT SECURITIES
(Cost $83,961,437)—100.6%		105,378,194
Net other assets (liabilities)—(0.6)%		(583,269)

NET ASSETS—100.0%		$104,794,925

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $4,959,250)	83	$(21,984)

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Airlines	1.9%
Auto Manufacturers	2.6%
Auto Parts & Equipment	1.6%
Banks	9.6%
Electronics	2.4%
Food	2.4%
Healthcare-Products	2.6%
Insurance	1.6%
Iron/Steel	1.8%
Miscellaneous Manufacturing	3.2%

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Oil & Gas	21.1%
Pharmaceuticals	20.6%
Semiconductors	3.9%
Software	4.7%
Telecommunications	13.7%
Transportation	1.6%
Other**	4.7%

ProFund VP Europe invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Finland	3.4%
France	11.2%
Germany	8.8%
Greece	1.6%
Ireland	3.7%
Netherlands	13.3%
Sweden	4.5%
Switzerland	13.1%
United Kingdom	35.7%
United States**	4.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $78,369,437)	$99,786,194
Repurchase agreements, at cost	5,592,000

Total Investment Securities	105,378,194
Cash	18,075
Segregated cash balances with brokers for futures contracts	296,103
Dividends and interest receivable	241,540
Receivable for investments sold	1,275,875
Prepaid expenses	1,235

Total Assets	107,211,022

Liabilities:
Payable for investments purchased	2,208,901
Variation margin on futures contracts	37,350
Advisory fees payable	63,582
Management services fees payable	12,717
Administration fees payable	2,695
Administrative services fees payable	47,282
Distribution fees payable	32,200
Trustee fees payable	16
Transfer agency fees payable	2,892
Fund accounting fees payable	3,967
Compliance services fees payable	414
Other accrued expenses	4,081

Total Liabilities	2,416,097

Net Assets	$104,794,925

Net Assets consist of:
Capital	$109,200,107
Accumulated net investment income (loss)	810,391
Accumulated net realized gains (losses) on investments	(26,610,346)
Net unrealized appreciation (depreciation) on investments	21,394,773

Net Assets	$104,794,925

Shares of Beneficial Interest Outstanding	3,760,466

Net Asset Value (offering and redemption price per share)	$27.87

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,659,894
Interest	39,659
Foreign tax withholding	(139,100)

Total Investment Income	1,560,453

Expenses:
Advisory fees	391,013
Management services fees	78,203
Administration fees	17,613
Transfer agency fees	14,136
Administrative services fees	222,856
Distribution fees	130,338
Custody fees	7,783
Fund accounting fees	19,330
Trustee fees	491
Compliance services fees	1,104
Other fees	19,462

Total Expenses	902,329

Net Investment Income (Loss)	658,124

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,885,600
Net realized gains (losses) on futures contracts	152,581
Change in net unrealized appreciation/depreciation on investments	(11,956,022)

Net Realized and Unrealized Gains (Losses) on Investments	(4,917,841)

Change in Net Assets Resulting from Operations	$(4,259,717)

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$658,124	$152,267
Net realized gains (losses) on investments	7,038,181	7,052,588
Change in net unrealized appreciation/depreciation on investments	(11,956,022)	5,325,389

Change in net assets resulting from operations	(4,259,717)	12,530,244

Distributions to Shareholders From:
Net investment income	—	(169,354)
Net realized gains on investments	—	(1,132,201)

Change in net assets resulting from distributions	—	(1,301,555)

Capital Transactions:
Proceeds from shares issued	148,208,821	498,061,730
Dividends reinvested	—	1,301,555
Cost of shares redeemed	(179,762,229)	(512,002,574)

Change in net assets resulting from capital transactions	(31,553,408)	(12,639,289)

Change in net assets	(35,813,125)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$104,794,925	$140,608,050

Accumulated net investment income (loss)	$810,391	$152,267

Share Transactions:
Issued	5,333,034	19,011,252
Reinvested	—	47,484
Redeemed	(6,543,773)	(19,776,434)

Change in shares	(1,210,739)	(717,698)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001	December 31, 2000
	(unaudited)

Net Asset Value, Beginning of Period	$28.28		$24.96	$18.01	$24.26	$31.98	$36.82

Investment Activities:
Net investment income (loss)(a)	0.17		0.03	0.05	0.07	(0.04)	0.09
Net realized and unrealized gains (losses) on investments	(0.58)		3.53	6.92	(6.32)	(7.68)	(4.79)

Total income (loss) from investment activities	(0.41)		3.56	6.97	(6.25)	(7.72)	(4.70)

Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.02)	—	—	—
Net realized gains on investments	—		(0.21)	—	—	—	(0.14)

Total distributions	—		(0.24)	(0.02)	—	—	(0.14)

Net Asset Value, End of Period	$27.87		$28.28	$24.96	$18.01	$24.26	$31.98

Total Return	(1.45	)%(b)	14.32%	38.73%	(25.76)%	(24.14)%	(12.75)%

Ratios to Average Net Assets:
Gross expenses (c)	1.73%		1.78%	1.91%	2.03%	1.89%	1.65%
Net expenses (c)	1.73%		1.78%	1.91%	1.98%	1.89%	1.65%
Net investment income (loss)(c)	1.26%		0.12%	0.25%	0.33%	(0.14)%	0.26%

Supplemental Data:
Net assets, end of period (000’s)	$104,795		$140,608	$142,019	$33,119	$52,253	$25,004
Portfolio turnover rate(d)	111	%(b)	319%	376%	1,280%	1,002%	1,434%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(127)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (83.2%)
	Principal
	Amount	Value

Federal Farm Credit Bank*, 2.30%, 7/1/05	$30,054,000	$30,054,000
Federal Home Loan Bank*, 2.30%, 7/1/05	30,054,000	30,054,000
Federal Home Loan Mortgage Corp.*, 2.30%, 7/1/05	30,054,000	30,054,000
Federal National Mortgage Association*, 2.30%, 7/1/05	30,054,000	30,054,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,216,000)		120,216,000

Repurchase Agreements (20.8%)

UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $30,050,295 (Collateralized by $30,619,000 various U.S. Government Agency Obligations, 3.49%-5.50%, 12/28/05-2/6/09, market value $30,654,112)	30,048,000	30,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,048,000)		30,048,000

Options Purchased(NM)
	Contracts	Value

30-year U.S. Treasury Bond Call Option** expiring December 2005 @ $134	500	$5,780

TOTAL OPTIONS PURCHASED
(Cost $9,313)		5,780

TOTAL INVESTMENT SECURITIES
(Cost $150,273,313)—104.0%		150,269,780
Net other assets (liabilities)—(4.0)%		(5,826,956)

NET ASSETS—100.0%		$144,442,824

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $4,406,469)	37	$(24,374)

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $179,335,580)	(151,358,000)	(1,928,698)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $120,225,313)	$120,221,780
Repurchase agreements, at cost	30,048,000

Total Investment Securities	150,269,780
Cash	22,103
Segregated cash balances with brokers for futures contracts	37,055
Segregated cash balances with custodian for swap agreements	222
Interest receivable	2,295
Receivable for capital shares issued	2,420
Prepaid expenses	1,807

Total Assets	150,335,682

Liabilities:
Payable for capital shares redeemed	3,629,206
Unrealized depreciation on swap agreements	1,928,698
Variation margin on futures contracts	33,531
Advisory fees payable	96,495
Management services fees payable	19,299
Administration fees payable	4,087
Administrative services fees payable	80,398
Distribution fees payable	64,094
Trustee fees payable	24
Transfer agency fees payable	4,390
Fund accounting fees payable	5,986
Compliance services fees payable	627
Other accrued expenses	26,023

Total Liabilities	5,892,858

Net Assets	$144,442,824

Net Assets consist of:
Capital	$202,448,084
Accumulated net investment income (loss)	793,179
Accumulated net realized gains (losses) on investments	(56,841,834)
Net unrealized appreciation (depreciation) on investments	(1,956,605)

Net Assets	$144,442,824

Shares of Beneficial Interest Outstanding	7,970,759

Net Asset Value (offering and redemption price per share)	$18.12

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$2,303,439

Expenses:
Advisory fees	660,103
Management services fees	132,021
Administration fees	27,111
Transfer agency fees	27,941
Administrative services fees	345,669
Distribution fees	220,034
Custody fees	15,091
Fund accounting fees	38,052
Trustee fees	931
Compliance services fees	2,043
Other fees	41,264

Total Expenses	1,510,260

Net Investment Income (Loss)	793,179

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,063)
Net realized gains (losses) on futures contracts	144,802
Net realized gains (losses) on swap agreements	(26,821,913)
Change in net unrealized appreciation/depreciation on investments	1,419,141

Net Realized and Unrealized Gains (Losses) on Investments	(25,267,033)

Change in Net Assets Resulting from Operations	$(24,473,854)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$793,179	$(761,828)
Net realized gains (losses) on investments	(26,686,174)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	1,419,141	(3,736,074)

Change in net assets resulting from operations	(24,473,854)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	191,470,775	671,758,955
Cost of shares redeemed	(202,192,259)	(536,161,497)

Change in net assets resulting from capital transactions	(10,721,484)	135,597,458

Change in net assets	(35,195,338)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$144,442,824	$179,638,162

Accumulated net investment income (loss)	$793,179	$—

Share Transactions:
Issued	9,635,263	29,134,922
Redeemed	(10,308,485)	(23,675,250)

Change in shares	(673,222)	5,459,672

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002

Net Asset Value, Beginning of Period	$20.78		$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.09		(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.75)		(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(2.66)		(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$18.12		$20.78	$23.32	$24.32

Total Return	(12.80	)%(c)	(10.89)%	(4.11)%	(18.93	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.75%	1.91%	2.13%
Net expenses(d)	1.72%		1.75%	1.91%	1.98%
Net investment income (loss)(d)	0.90%		(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$144,443		$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the

30

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFunds VP were not participating in Joint Accounts.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are twoparty contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized

32

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds and 36 ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December31 st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program.

ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As

33

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Rising Rates Opportunity). ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2005, there were no reimbursements available for recoupment.

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP Bull	$239,460,800	$310,178,688
ProFund VP Small-Cap	10,496,199	28,344,358
ProFund VP Europe 30	114,839,096	150,003,656

5.	Concentration Risk

Each of ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Europe 30	$—	$6,876,178	$6,876,178
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	27,661,702

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

annuity contracts for which the ProFund VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total

ProFund VP Bull	$—	$—	$—	$284,382	$284,382
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	24,151,687
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
				Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$250,304,270	$20,451,586	$(1,442,096)	$19,009,490
ProFund VP Small-Cap	94,469,270	12,520,135	(4,675,596)	7,844,539
ProFund VP Europe 30	93,756,788	12,440,554	(819,148)	11,621,406
ProFund VP Rising Rates Opportunity	150,269,780	—	—	—

35

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

TheActual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bull	$1,000.00	$983.30	$8.56	1.74%
ProFund VP Small-Cap	1,000.00	977.70	7.85	1.60%
ProFund VP Europe 30	1,000.00	985.50	8.52	1.73%
ProFund VP Rising Rates Opportunity	1,000.00	872.00	7.98	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

TheHypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bull	$1,000.00	$1,016.17	$8.70	1.74%
ProFund VP Small-Cap	1,000.00	1,016.86	8.00	1.60%
ProFund VP Europe 30	1,000.00	1,016.22	8.65	1.73%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.27	8.60	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

36

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones”, “Dow 30”, “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®,” “PHLX®,” “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Not just funds, ProFundsSM

Classic ProFunds VP

Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP

Financials
Health Care
Technology

Bond Benchmarked ProFunds VP

U.S. Government Plus
Rising Rates Opportunity

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
8	ProFund VP Large-Cap Growth
14	ProFund VP Small-Cap Value
22	ProFund VP Small-Cap Growth
28	ProFund VP Asia 30
33	ProFund VP Europe 30
38	ProFund VP Financials
44	ProFund VP Health Care
50	ProFund VP Technology
56	ProFund VP U.S. Government Plus
60	ProFund VP Rising Rates Opportunity

64	Notes to Financial Statements

71	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology-oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Value - Composition
% of Index

Financial	36.95%
Communications	13.78%
Consumer, Non-cyclical	9.91%
Industrial	8.54%
Energy	8.19%
Consumer, Cyclical	7.39%
Utilities	6.23%
Technology	5.17%
Basic Materials	3.84%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks (100.2%)
	Shares	Value

ACE, Ltd. (Insurance)	2,056	$92,212
ADC Telecommunications, Inc. * (Telecommunications)	771	16,785
Advanced Micro Devices, Inc. * (Semiconductors)	2,827	49,020
Aetna, Inc. (Healthcare-Services)	2,056	170,278
Affiliated Computer Services, Inc.—Class A * (Computers)	1,028	52,531
AFLAC, Inc. (Insurance)	3,598	155,721
Agilent Technologies, Inc. * (Electronics)	3,084	70,994
Air Products & Chemicals, Inc. (Chemicals)	1,799	108,480
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	514	22,272
Albertson’s, Inc. (Food)	2,827	58,462
Alcoa, Inc. (Mining)	6,425	167,885
Allegheny Energy, Inc. * (Electric)	1,285	32,408
Allied Waste Industries, Inc. * (Environmental Control)	2,056	16,304
Allstate Corp. (Insurance)	4,883	291,758
Alltel Corp. (Telecommunications)	2,313	144,054
Ambac Financial Group, Inc. (Insurance)	771	53,785
Amerada Hess Corp. (Oil & Gas)	514	54,746
Ameren Corp. (Electric)	1,542	85,273
American Electric Power, Inc. (Electric)	2,827	104,231
American International Group, Inc. (Insurance)	19,018	1,104,945
American Power Conversion Corp. (Electrical Components & Equipment)	1,285	30,313
AmerisourceBergen Corp. (Pharmaceuticals)	771	53,315
AmSouth Bancorp (Banks)	2,570	66,820
Anadarko Petroleum Corp. (Oil & Gas)	1,799	147,788
Andrew Corp. * (Telecommunications)	1,285	16,397
AON Corp. (Insurance)	2,313	57,918
Apache Corp. (Oil & Gas)	2,313	149,420
Apartment Investment and Management Co.—Class A ( REIT)	771	31,549
Applera Corp.—Applied Biosystems Group (Electronics)	1,542	30,331
Applied Materials, Inc. (Semiconductors)	12,079	195,439
Applied Micro Circuits Corp. * (Semiconductors)	2,313	5,921
Archer-Daniels-Midland Co. (Agriculture)	4,626	98,904
Archstone-Smith Trust ( REIT)	1,542	59,552
Ashland, Inc. (Chemicals)	514	36,941
AT&T Corp. (Telecommunications)	5,911	112,545
AutoNation, Inc. * (Retail)	1,542	31,642
Bank of America Corp. (Banks)	29,555	1,348,003
Bank of New York Co., Inc. (Banks)	5,654	162,722
Bausch & Lomb, Inc. (Healthcare-Products)	514	42,662
BB&T Corp. (Banks)	4,112	164,357
Bear Stearns Cos., Inc. (Diversified Financial Services)	771	80,138
BellSouth Corp. (Telecommunications)	13,621	361,910
Bemis Co., Inc. (Packaging & Containers)	771	20,462
Big Lots, Inc. * (Retail)	771	10,208
Biogen Idec, Inc. * (Biotechnology)	2,570	88,536
BMC Software, Inc. * (Software)	1,542	27,679
Brunswick Corp. (Leisure Time)	771	33,400
Burlington Northern Santa Fe Corp. (Transportation)	2,827	133,095
Burlington Resources, Inc. (Oil & Gas)	2,827	156,163
Calpine Corp. * (Electric)	3,855	13,107
Capital One Financial Corp. (Diversified Financial Services)	1,799	143,938
Cardinal Health, Inc. (Pharmaceuticals)	3,084	177,577
Caremark Rx, Inc. * (Pharmaceuticals)	3,341	148,741
Carnival Corp. (Leisure Time)	3,855	210,290
Cendant Corp. (Commercial Services)	7,710	172,474
CenterPoint Energy, Inc. (Electric)	2,056	27,160
Centex Corp. (Home Builders)	1,028	72,649
CenturyTel, Inc. (Telecommunications)	1,028	35,600
ChevronTexaco Corp. (Oil & Gas)	15,420	862,287
Chiron Corp. * (Biotechnology)	1,028	35,867
Chubb Corp. (Insurance)	1,542	132,011
CIENA Corp. * (Telecommunications)	4,369	9,131
CIGNA Corp. (Insurance)	1,028	110,027
Cincinnati Financial Corp. (Insurance)	1,285	50,835
Cinergy Corp. (Electric)	1,542	69,112
Cintas Corp. (Textiles)	1,028	39,681
Circuit City Stores, Inc. (Retail)	1,285	22,218
CIT Group, Inc. (Diversified Financial Services)	1,542	66,260
Citigroup, Inc. (Diversified Financial Services)	38,293	1,770,285
Clear Channel Communications, Inc. (Media)	3,855	119,235

See accompanying notes to the financial statements.

1

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

CMS Energy Corp. * (Electric)	1,542	$23,223
Coca-Cola Enterprises, Inc. (Beverages)	2,570	56,566
Comcast Corp.—Special Class A * (Media)	16,191	497,064
Comerica, Inc. (Banks)	1,285	74,273
Compass Bancshares, Inc. (Banks)	1,028	46,260
Computer Associates International, Inc. (Software)	3,855	105,935
Computer Sciences Corp. * (Computers)	1,285	56,155
Compuware Corp. * (Software)	2,827	20,326
Comverse Technology, Inc. * (Telecommunications)	1,542	36,468
ConAgra Foods, Inc. (Food)	3,855	89,282
ConocoPhillips (Oil & Gas)	10,280	590,997
Consolidated Edison, Inc. (Electric)	1,799	84,265
Constellation Energy Group, Inc. (Electric)	1,285	74,132
Convergys Corp. * (Commercial Services)	1,028	14,618
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	771	49,267
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	514	9,545
Costco Wholesale Corp. (Retail)	3,598	161,262
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,369	168,687
CSX Corp. (Transportation)	1,542	65,782
Cummins, Inc. (Machinery-Diversified)	257	19,175
CVS Corp. (Retail)	5,911	171,833
Dana Corp. (Auto Parts & Equipment)	1,028	15,430
Deere & Co. (Machinery-Diversified)	1,799	117,816
Delphi Corp. (Auto Parts & Equipment)	4,112	19,121
Devon Energy Corp. (Oil & Gas)	3,598	182,347
Dillards, Inc.—Class A (Retail)	514	12,038
Dominion Resources, Inc. (Electric)	2,570	188,612
Dover Corp. (Miscellaneous Manufacturing)	1,542	56,098
DTE Energy Co. (Electric)	1,285	60,099
Duke Energy Corp. (Electric)	6,939	206,296
Dynegy, Inc.—Class A * (Pipelines)	2,570	12,490
E *TRADE Financial Corp. * (Diversified Financial Services)	2,827	39,550
Eastman Chemical Co. (Chemicals)	514	28,347
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,056	55,204
Eaton Corp. (Miscellaneous Manufacturing)	1,028	61,577
Edison International (Electric)	2,313	93,792
El Paso Corp. (Pipelines)	4,883	56,252
Electronic Data Systems Corp. (Computers)	3,855	74,209
EMC Corp. * (Computers)	17,733	243,119
Engelhard Corp. (Chemicals)	771	22,012
Entergy Corp. (Electric)	1,542	116,498
Equity Office Properties Trust ( REIT)	3,084	102,081
Equity Residential Properties Trust ( REIT)	2,056	75,702
Exelon Corp. (Electric)	4,883	250,645
Family Dollar Stores, Inc. (Retail)	1,285	33,539
Fannie Mae (Diversified Financial Services)	7,196	420,246
Federated Department Stores, Inc. (Retail)	1,285	94,165
FedEx Corp. (Transportation)	2,313	187,376
Fifth Third Bancorp (Banks)	3,855	158,865
First Horizon National Corp. (Banks)	1,028	43,382
FirstEnergy Corp. (Electric)	2,313	111,278
Fiserv, Inc. * (Software)	1,285	55,191
Fisher Scientific International, Inc. * (Electronics)	771	50,038
Ford Motor Co. (Auto Manufacturers)	13,621	139,479
FPL Group, Inc. (Electric)	2,827	118,904
Freddie Mac (Diversified Financial Services)	5,140	335,282
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	3,084	65,319
Gannett Co., Inc. (Media)	1,799	127,963
General Dynamics Corp. (Aerospace/Defense)	1,542	168,910
General Motors Corp. (Auto Manufacturers)	4,112	139,808
Genuine Parts Co. (Distribution/Wholesale)	1,285	52,801
Georgia Pacific Corp. (Forest Products & Paper)	1,799	57,208
Golden West Financial Corp. (Savings & Loans)	2,056	132,365
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,341	340,849
Goodrich Corp. (Aerospace/Defense)	771	31,580
Great Lakes Chemical Corp. (Chemicals)	257	8,088
Hartford Financial Services Group, Inc. (Insurance)	2,313	172,966
Hasbro, Inc. (Toys/Games/Hobbies)	1,285	26,715
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,799	47,098
Hewlett-Packard Co. (Computers)	21,331	501,491
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,168	225,934
Humana, Inc. * (Healthcare-Services)	1,285	51,066
Huntington Bancshares, Inc. (Banks)	1,799	43,428
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,056	163,822
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,285	91,685
International Paper Co. (Forest Products & Paper)	3,598	108,696
Interpublic Group of Cos., Inc. * (Advertising)	3,084	37,563
ITT Industries, Inc. (Miscellaneous Manufacturing)	771	75,273
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,056	108,104
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,957	916,801
Jabil Circuit, Inc. * (Electronics)	1,285	39,488
Janus Capital Group, Inc. (Diversified Financial Services)	1,799	27,057
JDS Uniphase Corp. * (Telecommunications)	10,794	16,407
Jefferson-Pilot Corp. (Insurance)	1,028	51,832
Johnson Controls, Inc. (Auto Parts & Equipment)	1,542	86,861
Jones Apparel Group, Inc. (Apparel)	771	23,932
KB Home (Home Builders)	514	39,182
Kerr-McGee Corp. (Oil & Gas)	771	58,835
KeyCorp (Banks)	3,084	102,235
KeySpan Corp. (Gas)	1,285	52,300
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,799	18,746
KLA-Tencor Corp. (Semiconductors)	1,542	67,385
Knight-Ridder, Inc. (Media)	514	31,529
Kohls Corp. * (Retail)	2,313	129,320
Kroger Co. * (Food)	5,397	102,705
L-3 Communications Holdings, Inc. (Aerospace/Defense)	771	59,043
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,028	51,297
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,285	34,155
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,056	204,120
Lincoln National Corp. (Insurance)	1,285	60,292
Liz Claiborne, Inc. (Apparel)	771	30,655
Loews Corp. (Insurance)	1,285	99,588
Louisiana-Pacific Corp. (Forest Products & Paper)	771	18,951
LSI Logic Corp. * (Semiconductors)	2,827	24,001
M&T Bank Corp. (Banks)	771	81,078
Manor Care, Inc. (Healthcare-Services)	514	20,421
Marathon Oil Corp. (Oil & Gas)	2,570	137,161
Marsh & McLennan Cos., Inc. (Insurance)	3,855	106,784
Marshall & Ilsley Corp. (Banks)	1,542	68,542
Masco Corp. (Building Materials)	3,084	97,948
Mattel, Inc. (Toys/Games/Hobbies)	3,084	56,437
MayDepartment Stores Co. (Retail)	2,313	92,890
MBIA, Inc. (Insurance)	1,028	60,971
MBNA Corp. (Diversified Financial Services)	9,252	242,032
McDonald’s Corp. (Retail)	9,252	256,742
McKesson Corp. (Commercial Services)	2,056	92,088
MeadWestvaco Corp. (Forest Products & Paper)	1,285	36,031

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Medco Health Solutions, Inc. * (Pharmaceuticals)	2,056	$109,708
Mellon Financial Corp. (Banks)	3,084	88,480
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,939	381,714
MetLife, Inc. (Insurance)	5,397	242,541
MGIC Investment Corp. (Insurance)	771	50,285
Micron Technology, Inc. * (Semiconductors)	4,626	47,231
Molex, Inc. (Electrical Components & Equipment)	1,285	33,462
Molson Coors Brewing Co.—Class B (Beverages)	514	31,868
Monsanto Co. (Agriculture)	2,056	129,260
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,967	418,028
Motorola, Inc. (Telecommunications)	17,990	328,497
Mylan Laboratories, Inc. (Pharmaceuticals)	2,056	39,557
Nabors Industries, Ltd. * (Oil & Gas)	1,028	62,317
National City Corp. (Banks)	4,369	149,070
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,285	61,089
Navistar International Corp. * (Auto Manufacturers)	514	16,448
NCR Corp. * (Computers)	1,285	45,129
Newmont Mining Corp. (Mining)	3,341	130,399
News Corp.—Class A (Media)	21,331	345,136
Nextel Communications, Inc.—Class A * (Telecommunications)	8,224	265,717
NICOR, Inc. (Gas)	257	10,581
NiSource, Inc. (Electric)	2,056	50,845
Noble Corp. (Oil & Gas)	1,028	63,232
Norfolk Southern Corp. (Transportation)	3,084	95,481
North Fork Bancorp, Inc. (Banks)	3,598	101,068
Northern Trust Corp. (Banks)	1,542	70,300
Northrop Grumman Corp. (Aerospace/Defense)	2,570	141,993
Novell, Inc. * (Software)	2,827	17,527
Novellus Systems, Inc. * (Semiconductors)	1,028	25,402
Nucor Corp. (Iron/Steel)	1,285	58,622
Occidental Petroleum Corp. (Oil & Gas)	2,827	217,481
Office Depot, Inc. * (Retail)	2,313	52,829
OfficeMax, Inc. (Retail)	514	15,302
PACCAR, Inc. (Auto Manufacturers)	1,285	87,380
Pactiv Corp. * (Packaging & Containers)	1,028	22,184
Pall Corp. (Miscellaneous Manufacturing)	1,028	31,210
Parker Hannifin Corp. (Miscellaneous Manufacturing)	771	47,810
Peoples Energy Corp. (Gas)	257	11,169
PerkinElmer, Inc. (Electronics)	1,028	19,429
Pfizer, Inc. (Pharmaceuticals)	54,741	1,509,756
PG&E Corp. (Electric)	2,827	106,126
Phelps Dodge Corp. (Mining)	771	71,318
Pinnacle West Capital Corp. (Electric)	771	34,271
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,285	46,646
PNC Financial Services Group (Banks)	2,056	111,970
PPG Industries, Inc. (Chemicals)	1,285	80,647
PPL Corp. (Electric)	1,285	76,303
Principal Financial Group, Inc. (Insurance)	2,056	86,146
Progress Energy, Inc. (Electric)	1,799	81,387
Prologis ( REIT)	1,285	51,708
Providian Financial Corp. * (Diversified Financial Services)	2,056	36,247
Prudential Financial, Inc. (Insurance)	3,855	253,119
Public Service Enterprise Group, Inc. (Electric)	1,799	109,415
Pulte Homes, Inc. (Home Builders)	771	64,957
Qlogic Corp. * (Semiconductors)	771	23,801
R.R. Donnelley & Sons Co. (Commercial Services)	1,542	53,214
Raytheon Co. (Aerospace/Defense)	3,341	130,700
Reebok International, Ltd. (Apparel)	514	21,501
Regions Financial Corp. (Banks)	3,341	113,193
Reynolds American, Inc. (Agriculture)	771	60,755
Rohm & Haas Co. (Chemicals)	1,542	71,456
Rowan Cos., Inc. (Oil & Gas)	771	22,906
Ryder System, Inc. (Transportation)	514	18,812
Sabre Holdings Corp. (Leisure Time)	1,028	20,509
SAFECO Corp. (Insurance)	1,028	55,862
Safeway, Inc. (Food)	3,341	75,473
Sanmina-SCI Corp. * (Electronics)	3,855	21,087
SBC Communications, Inc. (Telecommunications)	24,415	579,856
Scientific-Atlanta, Inc. (Telecommunications)	1,028	34,202
Sealed Air Corp. * (Packaging & Containers)	514	25,593
Sears Holdings Corp. * (Retail)	771	115,550
Sempra Energy (Gas)	1,799	74,316
Siebel Systems, Inc. (Software)	3,855	34,310
Sigma-Aldrich Corp. (Chemicals)	514	28,805
Snap-on, Inc. (Hand/Machine Tools)	514	17,630
Solectron Corp. * (Electronics)	7,196	27,273
Southern Co. (Electric)	5,397	187,114
Southwest Airlines Co. (Airlines)	5,397	75,180
Sovereign Bancorp, Inc. (Savings&Loans)	2,570	57,414
Sprint Corp. (Telecommunications)	10,794	270,821
St. Paul Cos., Inc. (Insurance)	4,883	193,025
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,542	90,315
State Street Corp. (Banks)	2,570	124,003
Sun Microsystems, Inc. * (Computers)	25,186	93,944
SunGard Data Systems, Inc. * (Computers)	2,056	72,310
SunTrust Banks, Inc. (Banks)	2,570	185,657
SuperValu, Inc. (Food)	1,028	33,523
Symbol Technologies, Inc. (Electronics)	1,799	17,756
Synovus Financial Corp. (Banks)	2,313	66,314
TECO Energy, Inc. (Electric)	1,542	29,159
Tektronix, Inc. (Electronics)	771	17,941
Tellabs, Inc. * (Telecommunications)	3,341	29,067
Temple-Inland, Inc. (Forest Products & Paper)	1,028	38,190
Tenet Healthcare Corp. * (Healthcare-Services)	3,341	40,894
Teradyne, Inc. * (Semiconductors)	1,542	18,458
Textron, Inc. (Miscellaneous Manufacturing)	1,028	77,974
The Dow Chemical Co. (Chemicals)	7,196	320,437
The Gap, Inc. (Retail)	5,654	111,667
The New York Times Co.—Class A (Media)	1,028	32,022
The Stanley Works (Hand/Machine Tools)	514	23,408
Thermo Electron Corp. * (Electronics)	1,285	34,528
Tiffany & Co. (Retail)	1,028	33,677
Time Warner, Inc. * (Media)	34,695	579,754
Torchmark Corp. (Insurance)	771	40,246
Toys R Us, Inc. * (Retail)	1,542	40,832
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,313	124,833
Tribune Co. (Media)	2,313	81,371
Tyco International, Ltd. (Miscellaneous Manufacturing)	14,906	435,254
U.S. Bancorp (Banks)	13,621	397,732
Union Pacific Corp. (Transportation)	2,056	133,229
Unisys Corp. * (Computers)	2,570	16,268
United States Steel Corp. (Iron/Steel)	771	26,499
Univision Communications, Inc.—Class A * (Media)	2,056	56,643
Unocal Corp. (Oil & Gas)	2,056	133,743
UnumProvident Corp. (Insurance)	2,313	42,374
Valero Energy Corp. (Oil & Gas)	1,799	142,319
Veritas Software Corp. * (Software)	3,084	75,250
Verizon Communications, Inc. (Telecommunications)	20,303	701,469
V.F. Corp. (Apparel)	771	44,116
Viacom, Inc.—Class B (Media)	11,822	378,540
Vulcan Materials Co. (Building Materials)	771	50,107
W.W. Grainger, Inc. (Distribution/Wholesale)	514	28,162
Wachovia Corp. (Banks)	11,565	573,623

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Walt Disney Co. (Media)	15,163	$381,804
Washington Mutual, Inc. (Savings & Loans)	6,425	261,433
Waste Management, Inc. (Environmental Control)	4,112	116,534
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	771	22,791
WellPoint, Inc. * (Healthcare-Services)	4,626	322,155
Wells Fargo & Co. (Banks)	12,336	759,650
Wendy’s International, Inc. (Retail)	771	36,738
Weyerhaeuser Co. (Forest Products & Paper)	1,799	114,506
Whirlpool Corp. (Home Furnishings)	514	36,037
Williams Cos., Inc. (Pipelines)	4,112	78,128
Xcel Energy, Inc. (Electric)	3,084	60,200
Xerox Corp. * (Office/Business Equipment)	7,196	99,233
XL Capital, Ltd.—Class A (Insurance)	1,028	76,504
Zions Bancorp (Banks)	771	56,692

TOTAL COMMON STOCKS
(Cost $39,210,738)		40,883,696

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $33,003 (Collateralized by $34,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $34,152)	$33,000	33,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,000)		33,000

TOTAL INVESTMENT SECURITIES
(Cost $39,243,738)—100.3%		40,916,696
Net other assets (liabilities)—(0.3)%		(112,436)

NET ASSETS—100.0%		$40,804,260

* Non-income producing security
REIT Real Estate Investment Trust

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising		0.1%
Aerospace/Defense		1.3%
Agriculture		0.7%
Airlines		0.2%
Apparel		0.3%
Auto Manufacturers		0.9%
Auto Parts & Equipment		0.3%
Banks		12.7%
Beverages		0.2%
Biotechnology		0.3%
Building Materials		0.4%
Chemicals		1.7%
Commercial Services		0.8%
Computers		2.8%
Cosmetics/Personal Care		0.1%
Distribution/Wholesale		0.2%
Diversified Financial Services		13.8%
Electric		5.9%
Electrical Components & Equipment		0.2%
Electronics		0.8%
Environmental Control		0.3%
Food		0.9%
Forest Products & Paper		1.0%
Gas		0.4%
Hand/Machine Tools		0.1%
Healthcare-Products		0.1%
Healthcare-Services		1.7%
Home Builders		0.4%
Home Furnishings		0.1%
Insurance		8.9%
Iron/Steel		0.2%
Leisure Time		0.6%
Lodging		0.2%
Machinery-Diversified		0.3%
Media		6.4%
Mining		0.9%
Miscellaneous Manufacturing		3.4%
Office/Business Equipment		0.2%
Oil & Gas		7.6%
Oil & Gas Services		0.1%
Packaging & Containers		0.2%
Pharmaceuticals		5.1%
Pipelines		0.4%
Real Estate Investment Trust		0.8%
Retail		3.8%
Savings & Loans		1.1%
Semiconductors		1.3%
Software		0.8%
Telecommunications		7.3%
Textiles		0.1%
Toys/Games/Hobbies		0.2%
Transportation		1.6%
Other **		(0.2)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

4

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $39,210,738)	$40,883,696
Repurchase agreements, at cost	33,000

Total Investment Securities	40,916,696
Cash	911
Dividends and interest receivable	37,273
Receivable for capital shares issued	195
Prepaid and other expenses	8,335

Total Assets	40,963,410

Liabilities:
Payable for capital shares redeemed	109,062
Advisory fees payable	21,252
Management services fees payable	4,250
Administration fees payable	901
Administrative services fees payable	13,782
Distribution fees payable	7,361
Trustee fees payable	5
Transfer agency fees payable	968
Fund accounting fees payable	1,431
Compliance services fees payable	138

Total Liabilities	159,150

Net Assets	$40,804,260

Net Assets consist of:
Capital	$40,507,699
Accumulated net investment income (loss)	31,682
Accumulated net realized gains (losses) on investments	(1,408,079)
Net unrealized appreciation (depreciation) on investments	1,672,958

Net Assets	$40,804,260

Shares of Beneficial Interest Outstanding	1,233,968

Net Asset Value (offering and redemption price per share)	$33.07

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$252,700
Interest	4,959

Total Investment Income	257,659

Expenses:
Advisory fees	87,130
Management services fees	17,426
Administration fees	4,343
Transfer agency fees	2,824
Administrative services fees	58,164
Distribution fees	29,036
Custody fees	15,739
Fund accounting fees	4,261
Trustee fees	70
Compliance services fees	226
Other fees	7,131

Total Expenses	226,350

Net Investment Income (Loss)	31,309

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,557,931)
Change in net unrealized appreciation/depreciation on investments	1,558,414

Net Realized and Unrealized Gains (Losses) on Investments	483

Change in Net Assets Resulting from Operations	$31,792

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
		For the period
	For the six months	May 3, 2004 (a) through
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$31,309	$(166)
Net realized gains (losses) on investments	(1,557,931)	149,852
Change in net unrealized appreciation/depreciation on investments	1,558,414	114,544

Change in net assets resulting from operations	31,792	264,230

Capital Transactions:
Proceeds from shares issued	116,082,535	30,863,634
Cost of shares redeemed	(80,232,149)	(26,205,782)

Change in net assets resulting from capital transactions	35,850,386	4,657,852

Change in net assets	35,882,178	4,922,082
Net Assets:
Beginning of period	4,922,082	—

End of period	$40,804,260	$4,922,082

Accumulated net investment income (loss)	$31,682	$373

Share Transactions:
Issued	3,547,215	947,166
Redeemed	(2,460,257)	(800,156)

Change in shares	1,086,958	147,010

(a) Commencement of operations

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		May 3, 2004 (a) through
	June 30, 2005		December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$33.48		$30.00

Investment Activities:
Net investment income (loss) (b)	0.04		—	(c)
Net realized and unrealized gains (losses) on investments	(0.45	) (d)	3.48

Total income (loss) from investment activities	(0.41)		3.48

Net Asset Value, End of Period	$33.07		$33.48

Total Return	(1.22	)% (e)	11.60	% (e)
Ratios to Average Net Assets:
Gross expenses (f)	1.95%		2.04%
Net expenses (f)	1.95%		1.98%
Net investment income (loss) (f)	0.27%		(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$40,804		$4,922
Portfolio turnover rate (g)	416	% (e)	1,352	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	34.42%
Technology	18.47%
Industrial	14.07%
Consumer, Cyclical	11.62%
Energy	9.42%
Communications	6.89%
Financial	2.96%
Basic Materials	1.58%
Utilities	0.57%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Common Stocks (99.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,881	$135,996
Abbott Laboratories (Pharmaceuticals)	3,861	189,229
Adobe Systems, Inc. (Software)	1,188	34,001
Allegheny Technologies, Inc. (Iron/Steel)	198	4,368
Allergan, Inc. (Pharmaceuticals)	297	25,316
Altera Corp. * (Semiconductors)	891	17,660
Altria Group, Inc. (Agriculture)	5,148	332,870
American Express Co. (Diversified Financial Services)	2,970	158,093
American Standard Cos. (Building Materials)	495	20,750
Amgen, Inc. * (Biotechnology)	3,069	185,552
Analog Devices, Inc. (Semiconductors)	891	33,243
Anheuser-Busch Cos., Inc. (Beverages)	1,980	90,585
Apollo Group, Inc.—Class A * (Commercial Services)	396	30,975
Apple Computer, Inc. * (Computers)	2,079	76,528
Autodesk, Inc. (Software)	594	20,416
Autodesk, Inc. * (Software)	396	8,577
Automatic Data Processing, Inc. (Software)	1,485	62,325
AutoZone, Inc. * (Retail)	198	18,307
Avaya, Inc. * (Telecommunications)	1,188	9,884
Avery Dennison Corp. (Household Products/Wares)	297	15,729
Avon Products, Inc. (Cosmetics/Personal Care)	1,188	44,966
Baker Hughes, Inc. (Oil & Gas Services)	891	45,584
Ball Corp. (Packaging & Containers)	297	10,680
Bard (C.R.), Inc. (Healthcare-Products)	297	19,753
Baxter International, Inc. (Healthcare-Products)	1,584	58,766
Becton, Dickinson & Co. (Healthcare-Products)	594	31,167
Bed Bath & Beyond, Inc. * (Retail)	693	28,954
Best Buy Co., Inc. (Retail)	792	54,292
Biomet, Inc. (Healthcare-Products)	594	20,576
BJ Services Co. (Oil & Gas Services)	396	20,782
Black & Decker Corp. (Hand/Machine Tools)	198	17,790
Boeing Co. (Aerospace/Defense)	2,079	137,214
Boston Scientific Corp. * (Healthcare-Products)	1,881	50,787
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,851	121,178
Broadcom Corp.—Class A * (Semiconductors)	693	24,608
Brown-Forman Corp. (Beverages)	198	11,971
Campbell Soup Co. (Food)	792	24,370
Caterpillar, Inc. (Machinery-Construction & Mining)	891	84,921
Cisco Systems, Inc. * (Telecommunications)	15,939	304,594
Citizens Communications Co. (Telecommunications)	891	11,975
Clorox Co. (Household Products/Wares)	396	22,065
Coach, Inc. * (Apparel)	990	33,234
Coca-Cola Co. (Beverages)	5,643	235,595
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,287	64,234
Corning, Inc. * (Telecommunications)	3,663	60,879
Danaher Corp. (Miscellaneous Manufacturing)	693	36,272
Darden Restaurants, Inc. (Retail)	396	13,060
Dell, Inc. * (Computers)	6,039	238,601
Delta Air Lines, Inc. * (Airlines)	396	1,489
Dollar General Corp. (Retail)	792	16,125
Dow Jones & Co., Inc. (Media)	198	7,019
Du Pont (Chemicals)	2,475	106,449
eBay, Inc. * (Internet)	3,069	101,308
Ecolab, Inc. (Chemicals)	594	19,222
Electronic Arts, Inc. * (Software)	792	44,835
Eli Lilly & Co. (Pharmaceuticals)	2,871	159,943
Emerson Electric Co. (Electrical Components & Equipment)	1,089	68,204
EOG Resources, Inc. (Oil & Gas)	594	33,739
Equifax, Inc. (Commercial Services)	297	10,606
Express Scripts, Inc. * (Pharmaceuticals)	396	19,792
Exxon Mobil Corp. (Oil & Gas)	15,939	916,014
Federated Investors, Inc.—Class B (Diversified Financial Services)	198	5,942
First Data Corp. (Software)	1,980	79,477
Fluor Corp. (Engineering & Construction)	198	11,403
Forest Laboratories, Inc. * (Pharmaceuticals)	891	34,615
Fortune Brands, Inc. (Household Products/Wares)	396	35,165
Franklin Resources, Inc. (Diversified Financial Services)	495	38,105
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	495	18,533
Gateway, Inc. * (Computers)	693	2,287
General Electric Co. (Miscellaneous Manufacturing)	26,532	919,334
General Mills, Inc. (Food)	891	41,690
Genzyme Corp.—General Division * (Biotechnology)	594	35,693

See accompanying notes to the financial statements.

8

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Gilead Sciences, Inc. * (Pharmaceuticals)	1,089	$47,905
Gillette Co. (Cosmetics/Personal Care)	2,475	125,309
Guidant Corp. (Healthcare-Products)	792	53,302
H & R Block, Inc. (Commercial Services)	396	23,107
Halliburton Co. (Oil & Gas Services)	1,287	61,544
Harley-Davidson, Inc. (Leisure Time)	693	34,373
Harrah’s Entertainment, Inc. (Lodging)	495	35,674
HCA, Inc. (Healthcare-Services)	1,089	61,714
Heinz (H.J.) Co. (Food)	891	31,559
Hercules, Inc. * (Chemicals)	297	4,203
Hershey Foods Corp. (Food)	495	30,740
Hilton Hotels Corp. (Lodging)	990	23,612
Home Depot, Inc. (Retail)	5,346	207,960
Hospira, Inc. * (Pharmaceuticals)	396	15,444
IMS Health, Inc. (Software)	594	14,713
Intel Corp. (Semiconductors)	15,444	402,471
International Business Machines Corp. (Computers)	4,059	301,177
International Flavors & Fragrances, Inc. (Chemicals)	198	7,172
International Game Technology (Entertainment)	891	25,082
Intuit, Inc. * (Software)	495	22,329
Johnson & Johnson (Healthcare-Products)	7,425	482,625
Kellogg Co. (Food)	891	39,596
Kimberly-Clark Corp. (Household Products/Wares)	1,188	74,357
Kinder Morgan, Inc. (Pipelines)	297	24,710
Lexmark International, Inc.—Class A * (Computers)	297	19,255
Limited, Inc. (Retail)	990	21,206
Linear Technology Corp. (Semiconductors)	792	29,058
Lockheed Martin Corp. (Aerospace/Defense)	990	64,221
Lowe’s Cos., Inc. (Retail)	1,881	109,512
Lucent Technologies, Inc. * (Telecommunications)	11,088	32,266
Marriott International, Inc.—Class A (Lodging)	495	33,769
Maxim Integrated Products, Inc. (Semiconductors)	792	30,262
Maytag Corp. (Home Furnishings)	198	3,101
McCormick & Co., Inc. (Food)	297	9,706
McGraw-Hill Cos., Inc. (Media)	891	39,427
MedImmune, Inc. * (Biotechnology)	594	15,872
Medtronic, Inc. (Healthcare-Products)	3,069	158,944
Merck & Co., Inc. (Pharmaceuticals)	5,544	170,755
Mercury Interactive Corp. * (Software)	198	7,595
Meredith Corp. (Media)	99	4,857
Microsoft Corp. (Software)	25,146	624,628
Millipore Corp. * (Biotechnology)	99	5,616
Monster Worldwide, Inc. * (Internet)	297	8,518
Moody’s Corp. (Commercial Services)	693	31,157
National Semiconductor Corp. (Semiconductors)	891	19,629
Network Appliance, Inc. * (Computers)	891	25,189
Newell Rubbermaid, Inc. (Housewares)	693	16,521
NIKE, Inc.—Class B (Apparel)	594	51,441
Nordstrom, Inc. (Retail)	297	20,187
NVIDIA Corp. * (Semiconductors)	396	10,581
Omnicom Group, Inc. (Advertising)	495	39,531
Oracle Corp. * (Software)	11,088	146,362
Parametric Technology Corp. * (Software)	693	4,421
Paychex, Inc. (Commercial Services)	891	28,993
PepsiCo, Inc. (Beverages)	4,158	224,241
Pitney Bowes, Inc. (Office/Business Equipment)	594	25,869
PMC-Sierra, Inc. * (Semiconductors)	495	4,618
Praxair, Inc. (Chemicals)	792	36,907
Procter & Gamble Co. (Cosmetics/Personal Care)	6,138	323,780
Progressive Corp. (Insurance)	495	48,911
Qualcomm, Inc. (Telecommunications)	4,059	133,988
Quest Diagnostics, Inc. (Healthcare-Services)	396	21,095
Qwest Communications International, Inc. * (Telecommunications)	4,158	15,426
RadioShack Corp. (Retail)	396	9,175
Robert Half International, Inc. (Commercial Services)	396	9,888
Rockwell Collins, Inc. (Aerospace/Defense)	396	18,881
Rockwell International Corp. (Machinery-Diversified)	396	19,289
Sara Lee Corp. (Food)	1,980	39,224
Schering-Plough Corp. (Pharmaceuticals)	3,663	69,817
Schlumberger, Ltd. (Oil & Gas Services)	1,485	112,771
Schwab (Diversified Financial Services)	2,871	32,385
Sherwin-Williams Co. (Chemicals)	297	13,986
Simon Property Group, Inc. ( REIT)	594	43,059
SLM Corp. (Diversified Financial Services)	1,089	55,321
St. Jude Medical, Inc. * (Healthcare-Products)	891	38,857
Staples, Inc. (Retail)	1,881	40,103
Starbucks Corp. * (Retail)	990	51,143
Stryker Corp. (Healthcare-Products)	891	42,376
Sunoco, Inc. (Oil & Gas)	198	22,509
Symantec Corp. * (Internet)	1,782	38,741
Sysco Corp. (Food)	1,584	57,324
T. Rowe Price Group, Inc. (Diversified Financial Services)	297	18,592
Target Corp. (Retail)	2,178	118,505
Texas Instruments, Inc. (Semiconductors)	4,158	116,715
The AES Corp. * (Electric)	1,584	25,946
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	396	5,900
The Pepsi Bottling Group, Inc. (Beverages)	495	14,162
TJX Cos., Inc. (Retail)	1,188	28,928
TXU Corp. (Electric)	594	49,355
United Parcel Service, Inc.—Class B (Transportation)	2,772	191,712
United Technologies Corp. (Aerospace/Defense)	2,574	132,175
UnitedHealth Group, Inc. (Healthcare-Services)	3,168	165,179
UST, Inc. (Agriculture)	396	18,081
Visteon Corp. (Auto Parts & Equipment)	297	1,791
Wal-Mart Stores, Inc. (Retail)	8,316	400,832
Walgreen Co. (Retail)	2,574	118,378
Waters Corp. * (Electronics)	297	11,039
Wrigley (Wm.) Jr. Co. (Food)	495	34,076
Wyeth (Pharmaceuticals)	3,366	149,787
Xilinx, Inc. (Semiconductors)	891	22,721
XTO Energy, Inc. (Oil & Gas)	891	30,285
Yahoo!, Inc. * (Internet)	3,267	113,201
YUM! Brands, Inc. (Retail)	693	36,091
Zimmer Holdings, Inc. * (Healthcare-Products)	594	45,245

TOTAL COMMON STOCKS
(Cost $12,762,448)		13,357,899

TOTAL INVESTMENT SECURITIES
(Cost $12,762,448) —99.9%		13,357,899
Net other assets (liabilities)—0.1%		11,383

NET ASSETS—100.0%		$13,369,282

* Non-income producing security
REIT Real Estate Investment Trust

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.3%
Aerospace/Defense	2.6%
Agriculture	2.6%

See accompanying notes to the financial statements.

9

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2005
(unaudited)

Airlines	NM
Apparel	0.6%
Auto Parts & Equipment	0.1%
Beverages	4.3%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	1.0%
Computers	5.0%
Cosmetics/Personal Care	4.2%
Diversified Financial Services	2.3%
Electric	0.6%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.3%
Hand/Machine Tools	0.1%
Healthcare-Products	7.5%
Healthcare-Services	1.9%
Home Furnishings	NM
Household Products/Wares	1.1%
Housewares	0.1%
Insurance	0.4%
Internet	2.0%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.7%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.1%
Media	0.4%
Mining	0.1%
Miscellaneous Manufacturing	8.2%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	7.5%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	9.6%
Semiconductors	5.3%
Software	8.0%
Telecommunications	4.3%
Transportation	1.4%
Other **	0.1%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $12,762,448)	$13,357,899
Dividends and interest receivable	32,270
Receivable for investments sold	1,886,929
Receivable for capital shares issued	275
Prepaid and other expenses	2,105

Total Assets	15,279,478

Liabilities:
Cash overdraft	45,335
Payable for capital shares redeemed	1,828,586
Advisory fees payable	15,566
Management services fees payable	3,113
Administration fees payable	660
Administrative services fees payable	9,527
Distribution fees payable	5,386
Trustee fees payable	4
Transfer agency fees payable	708
Fund accounting fees payable	1,170
Compliance services fees payable	141

Total Liabilities	1,910,196

Net Assets	$13,369,282

Net Assets consist of:
Capital	$13,871,729
Accumulated net investment income (loss)	(24,107)
Accumulated net realized gains (losses) on investments	(1,073,791)
Net unrealized appreciation (depreciation) on investments	595,451

Net Assets	$13,369,282

Shares of Beneficial Interest Outstanding	438,381

Net Asset Value (offering and redemption price per share)	$30.50

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$95,652
Interest	775

Total Investment Income	96,427

Expenses:
Advisory fees	46,792
Management services fees	9,358
Administration fees	1,850
Transfer agency fees	1,288
Administrative services fees	29,515
Distribution fees	15,603
Custody fees	10,571
Fund accounting fees	2,604
Trustee fees	28
Compliance services fees	100
Other fees	3,738

Total Expenses	121,447

Net Investment Income (Loss)	(25,020)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,057,684)
Change in net unrealized appreciation/depreciation on investments	517,642

Net Realized and Unrealized Gains (Losses) on Investments	(540,042)

Change in Net Assets Resulting from Operations	$(565,062)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
		For the period
	For the six months	May 3, 2004 (a) through
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(25,020)	$781
Net realized gains (losses) on investments	(1,057,684)	(16,107)
Change in net unrealized appreciation/depreciation on investments	517,642	77,809

Change in net assets resulting from operations	(565,062)	62,483

Capital Transactions:
Proceeds from shares issued	104,499,903	13,769,601
Cost of shares redeemed	(94,466,612)	(9,931,031)

Change in net assets resulting from capital transactions	10,033,291	3,838,570

Change in net assets	9,468,229	3,901,053
Net Assets:
Beginning of period	3,901,053	—

End of period	$13,369,282	$3,901,053

Accumulated net investment income (loss)	$(24,107)	$913

Share Transactions:
Issued	3,394,080	444,001
Redeemed	(3,079,117)	(320,583)

Change in shares	314,963	123,418

(a) Commencement of operations

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the six months		May 3, 2004 (a) through
	ended June 30, 2005		December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.61		$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		0.04
Net realized and unrealized gains (losses) on investments	(1.05)		1.57

Total income (loss) from investment activities	(1.11)		1.61

Net Asset Value, End of Period	$30.50		$31.61

Total Return	(3.48	)% (c)	5.37	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.95%		3.06%
Net expenses (d)	1.95%		1.98%
Net investment income (loss) (d)	(0.40)%		0.18%
Supplemental Data:
Net assets, end of period (000’s)	$13,369		$3,901
Portfolio turnover rate (e)	999	% (c)	1,134	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Value - Composition
% of Index

Financial	22.33%
Industrial	21.74%
Consumer, Cyclical	17.31%
Consumer, Non-cyclical	12.16%
Technology	7.39%
Utilities	7.05%
Energy	4.68%
Basic Materials	4.34%
Communications	3.00%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (100.8%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	4,944	$98,287
A.M. Castle & Co. * (Metal Fabricate/Hardware)	4,944	76,434
AAR Corp. * (Aerospace/Defense)	11,742	184,467
ABM Industries, Inc. (Commercial Services)	16,686	325,376
Actel Corp. * (Semiconductors)	9,270	128,853
Action Performance Cos., Inc. (Toys/Games/Hobbies)	6,798	59,958
Acuity Brands, Inc. (Miscellaneous Manufacturing)	16,068	412,787
Adaptec, Inc. * (Telecommunications)	41,406	160,655
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	9,888	77,720
Aeroflex, Inc. * (Telecommunications)	27,192	228,413
Agilysys, Inc. (Computers)	10,506	164,944
Albany International Corp.—Class A (Machinery-Diversified)	11,742	377,036
Aleris International, Inc. * (Environmental Control)	10,506	236,910
ALLETE, Inc. (Electric)	11,124	555,087
Alliance One International, Inc. (Agriculture)	32,136	193,137
Alpharma, Inc. (Pharmaceuticals)	17,304	250,389
Altiris, Inc. * (Software)	8,652	127,011
American Italian Pasta Co. (Food)	6,798	142,894
American States Water Co. (Water)	6,180	181,507
Amgey Bancorporation, Inc. (Banks)	25,956	580,895
Analogic Corp. (Electronics)	4,944	248,782
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	7,416	224,408
Angelica Corp. (Textiles)	3,090	75,736
Anixter International, Inc. * (Telecommunications)	12,978	482,392
Apogee Enterprises, Inc. (Building Materials)	9,888	151,979
Applica, Inc. * (Home Furnishings)	8,034	25,950
Applied Industrial Technologies, Inc. (Machinery-Diversified)	9,888	319,284
Applied Signal Technology, Inc. (Telecommunications)	4,326	82,367
AptarGroup, Inc. (Miscellaneous Manufacturing)	12,978	659,282
Arch Chemicals, Inc. (Chemicals)	8,652	215,954
Arctic Cat, Inc. (Leisure Time)	5,562	114,188
Arkansas Best Corp. (Transportation)	8,652	275,220
Armor Holdings, Inc. * (Aerospace/Defense)	12,978	514,058
ArQule, Inc. * (Biotechnology)	11,742	76,088
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	14,832	129,038
Ashworth, Inc. * (Airlines)	4,944	44,545
Astec Industries, Inc. * (Machinery-Construction & Mining)	6,798	157,646
Atmos Energy Corp. (Gas)	29,664	854,323
Audiovox Corp.—Class A * (Telecommunications)	8,034	124,527
Avista Corp. (Electric)	17,922	333,170
Axcelis Technologies, Inc. * (Semiconductors)	37,080	254,369
Aztar Corp. * (Lodging)	12,978	444,497
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	19,776	374,755
BankUnited Financial Corp.—Class A * (Savings & Loans)	10,506	284,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	8,034	265,925
Bassett Furniture Industries, Inc. (Home Furnishings)	4,326	81,588
Bel Fuse, Inc.—Class B (Electronics)	4,326	132,203
Belden, Inc. (Electrical Components & Equipment)	17,304	366,845
Bell Microproducts, Inc. * (Distribution/Wholesale)	10,506	98,756
Benchmark Electronics, Inc. * (Electronics)	15,450	469,988
Black Box Corp. (Telecommunications)	6,180	218,772
Boston Private Financial Holdings, Inc. (Banks)	10,506	264,751
Bowne & Co., Inc. (Commercial Services)	12,360	178,726
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	5,562	59,792
Briggs & Stratton Corp. (Machinery-Diversified)	19,158	663,249
Brookline Bancorp, Inc. (Savings & Loans)	22,866	371,801
Brooks Automation, Inc. * (Semiconductors)	16,686	247,787
Brooktrout, Inc.—Class B * (Computers)	4,944	55,175
Brown Shoe Co., Inc. (Retail)	6,798	266,142
Brush Engineered Materials, Inc. * (Mining)	6,798	96,939
Buckeye Technologies, Inc. * (Forest Products & Paper)	12,360	98,509
Burlington Coat Factory Warehouse Corp. (Retail)	11,742	500,679
C&D Technologies, Inc. (Electrical Components & Equipment)	9,270	85,191
C-COR.net Corp. * (Telecommunications)	17,304	118,532
Cambrex Corp. (Biotechnology)	9,888	188,366
Capital Automotive ( REIT)	15,450	589,727

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Captaris, Inc. * (Software)	11,124	$46,053
Caraustar Industries, Inc. * (Forest Products & Paper)	10,506	110,313
Carpenter Technology Corp. (Iron/Steel)	9,270	480,186
Carreker Corp. * (Computers)	8,652	47,413
Cascade Natural Gas Corp. (Gas)	4,326	88,683
Casey’s General Stores, Inc. (Retail)	18,540	367,463
Cash America International, Inc. (Retail)	10,506	211,381
Catapult Communications Corp. * (Computers)	4,326	73,802
CDI Corp. (Commercial Services)	5,562	121,91
Central Pacific Financial Corp. (Banks)	11,124	396,014
Central Parking Corp. (Commercial Services)	11,742	161,453
Central Vermont Public Service Corp. (Electric)	4,326	80,031
Century Aluminum Co. * (Mining)	9,888	201,715
CH Energy Group, Inc. (Electric)	5,562	270,480
Checkpoint Systems, Inc. * (Electronics)	13,596	240,649
Chesapeake Corp. (Packaging & Containers)	7,416	155,291
Chittenden Corp. (Banks)	17,304	470,669
Ciber, Inc. * (Computers)	21,630	172,607
Cimarex Energy Co. * (Oil & Gas)	29,664	1,154,226
CLECO Corp. (Electric)	18,540	399,908
Coachmen Industries, Inc. (Home Builders)	5,562	69,692
Coherent, Inc. * (Electronics)	11,124	400,574
Cohu, Inc. (Semiconductors)	8,034	161,082
Coinstar, Inc. * (Commercial Services)	9,270	210,336
Colonial Properties Trust ( REIT)	14,214	625,416
Commercial Federal Corp. (Savings & Loans)	14,214	478,728
Commercial Metals Co. (Metal Fabricate/Hardware)	22,248	529,947
Commercial NET Lease Realty ( REIT)	19,158	392,164
Community Bank System, Inc. (Banks)	11,124	271,314
CONMED Corp. * (Healthcare-Products)	10,506	323,270
Consolidated Graphics, Inc. * (Commercial Services)	4,944	201,567
Corn Products International, Inc. (Food)	27,810	660,765
Cost Plus, Inc. * (Retail)	8,034	200,368
Cross Country Healthcare, Inc. * (Commercial Services)	9,888	168,096
CRT Properties, Inc. ( REIT)	11,742	320,557
CTS Corp. (Electronics)	13,596	167,095
Cubic Corp. (Electronics)	8,034	142,523
Curtiss-Wright Corp. (Aerospace/Defense)	8,034	433,434
Cymer, Inc. * (Electronics)	13,596	358,255
Datascope Corp. (Healthcare-Products)	4,944	164,882
Delphi Financial Group, Inc.—Class A (Insurance)	11,124	491,125
Department 56, Inc. * (Toys/Games/Hobbies)	4,944	50,676
Digi International, Inc. * (Software)	8,034	95,283
Dime Community Bancshares, Inc. (Savings & Loans)	12,360	187,872
Ditech Communications Corp. * (Telecommunications)	11,742	76,206
Downey Financial Corp. (Savings & Loans)	8,652	633,325
Dress Barn, Inc. * (Retail)	9,270	209,780
Drill-Quip, Inc. * (Oil & Gas Services)	4,326	125,497
DRS Technologies, Inc. * (Aerospace/Defense)	9,888	507,057
DSP Group, Inc. * (Semiconductors)	10,506	250,778
eFunds Corp. * (Software)	16,686	300,181
EGL, Inc. * (Transportation)	17,304	351,617
El Paso Electric Co. * (Electric)	17,304	353,867
Electro Scientific Industries, Inc. * (Electronics)	10,506	187,847
EMCOR Group, Inc. * (Engineering & Construction)	5,562	271,982
Enesco Group, Inc. * (Housewares)	5,562	16,630
Entertainment Properties Trust ( REIT)	9,270	426,420
EPIQ Systems, Inc. * (Software)	5,562	90,994
ESS Technology, Inc. * (Semiconductors)	12,978	54,637
Esterline Technologies Corp. * (Aerospace/Defense)	9,270	371,542
Exar Corp. * (Semiconductors)	15,450	230,051
Fedders Corp. (Home Furnishings)	9,888	21,754
FEI Co. * (Electronics)	10,506	239,642
Financial Federal Corp. (Diversified Financial Services)	6,180	238,795
First BanCorp. (Banks)	14,214	570,692
First Republic Bank (Banks)	8,652	305,675
FirstFed Financial Corp. * (Savings & Loans)	6,180	368,390
Flagstar Bancorp, Inc. (Savings & Loans)	17,304	327,565
Fleetwood Enterprises, Inc. * (Home Builders)	20,394	206,999
Fred’s, Inc. (Retail)	14,832	245,915
Fremont General Corp. (Banks)	26,574	646,545
Frontier Airlines, Inc. * (Airlines)	12,978	134,063
Fuller (H.B.) Co. (Chemicals)	10,506	357,834
G & K Services, Inc. (Textiles)	8,034	303,123
Gables Residential Trust ( REIT)	10,506	454,174
Gardner Denver, Inc. * (Machinery-Diversified)	9,270	325,192
General Communication, Inc.—Class A * (Telecommunications)	18,540	182,990
Gentiva Health Services, Inc. * (Healthcare-Services)	8,652	154,525
Gerber Scientific, Inc. * (Machinery-Diversified)	8,034	55,917
Glenborough Realty Trust, Inc. ( REIT)	12,978	267,217
Global Imaging Systems, Inc. * (Office/Business Equipment)	8,652	275,653
Gold Banc Corp., Inc. (Banks)	14,214	206,814
Goody’s Family Clothing, Inc. (Retail)	9,888	72,924
Green Mountain Power Corp. (Electric)	1,854	55,323
Griffon Corp. * (Miscellaneous Manufacturing)	9,888	219,514
Group 1 Automotive, Inc. * (Retail)	8,652	207,994
Gymboree Corp. * (Apparel)	11,742	160,396
Haggar Corp. (Apparel)	2,472	50,305
Hain Celestial Group, Inc. * (Food)	12,360	241,020
Hancock Fabrics, Inc. (Retail)	6,798	45,139
Haverty Furniture Cos., Inc. (Retail)	8,652	127,877
Heidrick & Struggles International, Inc. * (Commercial Services)	7,416	193,409
Helix Technology Corp. (Semiconductors)	9,888	131,313
Hilb, Rogal & Hobbs Co. (Insurance)	12,978	446,443
Hooper Holmes, Inc. (Commercial Services)	24,102	100,023
Hughes Supply, Inc. (Distribution/Wholesale)	24,102	677,267
Hutchinson Technology, Inc. * (Computers)	9,270	356,988
Imagistics International, Inc. * (Office/Business Equipment)	6,180	173,040
Infinity Property & Casualty Corp. (Insurance)	7,416	258,670
Input/Output, Inc. * (Oil & Gas Services)	24,720	155,242
Insight Enterprises, Inc. * (Retail)	17,922	361,666
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	9,888	158,505
Inter-Tel, Inc. (Software)	8,652	161,014
Interface, Inc.—Class A * (Office Furnishings)	18,540	149,247
Internet Security Systems, Inc. * (Internet)	15,450	313,481
Intrado, Inc. * (Telecommunications)	6,180	92,453
Invacare Corp. (Healthcare-Products)	11,742	520,875
Investment Technology Group, Inc. * (Diversified Financial Services)	15,450	324,759
Irwin Financial Corp. (Banks)	8,652	191,988
J & J Snack Foods Corp. (Food)	3,090	161,762
J. Jill Group, Inc. * (Retail)	6,798	93,473
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	9,888	189,949
JDA Software Group, Inc. * (Software)	10,506	119,558
Jo-Ann Stores, Inc. * (Retail)	8,652	228,326
K2, Inc. * (Leisure Time)	17,304	219,414
Kaman Corp.—Class A (Aerospace/Defense)	8,652	156,082
Kansas City Southern Industries, Inc. * (Transportation)	30,282	611,091

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Keithley Instruments, Inc. (Electronics)	5,562	$85,710
Kellwood Co. (Apparel)	10,506	282,612
Kirby Corp. * (Transportation)	8,652	390,205
Kopin Corp. * (Semiconductors)	25,956	132,376
La-Z-Boy, Inc. (Home Furnishings)	19,158	279,132
Laclede Group, Inc. (Gas)	8,034	255,160
LandAmerica Financial Group, Inc. (Insurance)	6,798	403,597
Landry’s Restaurants, Inc. (Retail)	7,416	223,147
Lawson Products, Inc. (Metal Fabricate/Hardware)	2,472	95,963
Lexington Corporate Properties Trust ( REIT)	17,922	435,684
Libbey, Inc. (Housewares)	4,944	78,165
Lindsay Manufacturing Co. (Machinery-Diversified)	4,326	102,007
Linens ’n Things, Inc. * (Retail)	16,686	394,791
Lone Star Steakhouse & Saloon, Inc. (Retail)	6,798	206,727
Longs Drug Stores Corp. (Retail)	11,742	505,492
Lydall, Inc. * (Miscellaneous Manufacturing)	6,180	53,272
M.D.C. Holdings, Inc. (Home Builders)	14,214	1,169,101
MAF Bancorp, Inc. (Savings & Loans)	11,124	474,216
MagneTek, Inc. * (Electrical Components & Equipment)	10,506	27,000
Manitowoc Co. (Machinery-Diversified)	11,124	456,306
MapInfo Corp. * (Software)	7,416	77,942
Marcus Corp. (Lodging)	9,888	209,823
Material Sciences Corp. * (Iron/Steel)	4,944	71,985
Maverick Tube Corp. * (Oil & Gas Services)	15,450	460,410
Maximus, Inc. (Commercial Services)	7,416	261,711
Meade Instruments Corp. * (Electronics)	6,180	17,242
Mesa Air Group, Inc. * (Airlines)	11,124	74,642
Methode Electronics, Inc.—Class A (Electronics)	13,596	161,385
MIVA, Inc. (Internet)	10,506	48,748
Mobile Mini, Inc. * (Storage/Warehousing)	5,562	191,778
Monaco Coach Corp. (Home Builders)	11,124	191,222
Moog, Inc.—Class A * (Aerospace/Defense)	13,596	428,138
MRO Software, Inc. * (Software)	8,652	126,406
Multimedia Games, Inc. * (Leisure Time)	9,888	108,867
Myers Industries, Inc. (Miscellaneous Manufacturing)	12,360	154,500
Napster, Inc. * (Software)	16,068	67,486
Nash Finch Co. (Food)	4,944	181,643
National Presto Industries, Inc. (Housewares)	1,854	81,706
NBTY, Inc. * (Pharmaceuticals)	22,248	577,113
NCO Group, Inc. * (Commercial Services)	11,742	253,979
NDCHealth Corp. (Software)	12,978	233,215
Neenah Paper, Inc. (Forest Products & Paper)	5,562	172,255
Network Equipment Technologies, Inc. * (Telecommunications)	9,270	47,833
New Century Financial Corp. ( REIT)	19,158	985,678
New Jersey Resources Corp. (Gas)	9,888	477,096
Northwest Natural Gas Co. (Gas)	9,888	378,117
NYFIX, Inc. * (Computers)	11,124	65,743
O’Charley’s, Inc. * (Retail)	8,034	141,880
Oceaneering International, Inc. * (Oil & Gas Services)	9,270	358,286
Offshore Logistics, Inc. * (Transportation)	8,652	284,132
OM Group, Inc. * (Chemicals)	10,506	259,393
On Assignment, Inc. * (Commercial Services)	9,270	46,165
Osteotech, Inc. * (Healthcare-Products)	6,180	22,742
Oxford Industries, Inc. (Apparel)	5,562	239,444
PAREXEL International Corp. * (Commercial Services)	9,888	196,277
Park Electrochemical Corp. (Electronics)	6,798	171,310
Parkway Properties, Inc. ( REIT)	4,944	247,249
Paxar Corp. * (Electronics)	14,214	252,299
PC-Tel, Inc. * (Internet)	7,416	58,067
Pegasus Systems, Inc. * (Leisure Time)	6,798	75,798
Penford Corp. (Chemicals)	3,090	49,440
Pep Boys-Manny, Moe & Jack (Retail)	20,394	276,135
Performance Food Group Co. * (Food)	17,304	522,754
Pericom Semiconductor Corp. * (Semiconductors)	9,888	80,488
Phoenix Technologies, Ltd. * (Software)	9,270	72,121
Photon Dynamics, Inc. * (Electronics)	6,180	127,370
Photronics, Inc. * (Semiconductors)	12,360	288,482
Piedmont Natural Gas Co., Inc. (Gas)	28,428	682,841
Pinnacle Entertainment, Inc. * (Entertainment)	14,832	290,114
Pinnacle Systems, Inc. * (Software)	25,956	142,758
Piper Jaffray * (Diversified Financial Services)	7,416	225,669
Planar Systems, Inc. * (Electronics)	5,562	40,881
PolyOne Corp. * (Chemicals)	33,990	225,014
Pope & Talbot, Inc. (Forest Products & Paper)	6,180	68,598
Presidential Life Corp. (Insurance)	9,270	158,610
PRG-Schultz International, Inc. * (Commercial Services)	16,068	45,312
ProAssurance Corp. * (Insurance)	10,506	438,731
Provident Bankshares Corp. (Banks)	12,360	394,408
Quaker Chemical Corp. (Chemicals)	3,708	64,705
Quanex Corp. (Metal Fabricate/Hardware)	9,270	491,403
RadiSys Corp. * (Computers)	7,416	119,768
Ralcorp Holdings, Inc. (Food)	11,124	457,753
Regal-Beloit Corp. (Hand/Machine Tools)	10,506	306,355
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	17,922	150,366
RehabCare Group, Inc. * (Healthcare-Services)	6,180	165,191
Reliance Steel & Aluminum Co. (Iron/Steel)	11,124	412,367
Rewards Network, Inc. * (Commercial Services)	8,034	43,384
RLI Corp. (Insurance)	8,652	385,879
Robbins & Myers, Inc. (Machinery-Diversified)	4,944	106,345
Rock-Tenn Co. (Forest Products & Paper)	12,360	156,354
RTI International Metals, Inc. * (Mining)	8,034	252,349
Rudolph Technologies, Inc. * (Semiconductors)	5,562	79,703
Russ Berrie & Co., Inc. (Household Products/Wares)	6,180	79,166
Russell Corp. (Apparel)	12,360	252,762
Ryan’s Restaurant Group, Inc. * (Retail)	15,450	216,455
Ryerson Tull, Inc. (Iron/Steel)	9,270	132,283
Sanderson Farms, Inc. (Food)	5,562	252,737
Savient Pharmaceuticals, Inc. * (Biotechnology)	22,248	98,114
SBS Technologies, Inc. * (Electronics)	5,562	51,615
School Specialty, Inc. * (Retail)	8,652	402,318
Schulman (A.), Inc. (Chemicals)	11,124	199,008
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	5,562	173,145
SCPIE Holdings, Inc. * (Insurance)	3,708	42,234
SEACOR SMIT, Inc. * (Oil & Gas Services)	6,798	437,111
Selective Insurance Group, Inc. (Insurance)	10,506	520,572
SFBC International, Inc. * (Commercial Services)	6,180	238,733
Shaw Group, Inc. * (Engineering & Construction)	28,428	611,485
Shopko Stores, Inc. * (Retail)	11,124	270,424
Skyline Corp. (Home Builders)	3,090	123,384
SkyWest, Inc. (Airlines)	21,012	381,998
Skyworks Solutions, Inc. * (Semiconductors)	58,092	428,138
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	9,270	247,602
Sonic Automotive, Inc. (Retail)	12,978	275,912
Sourcecorp * (Commercial Services)	5,562	110,239
South Financial Group, Inc. (Banks)	27,192	772,796
Southern Union Co. * (Gas)	35,844	879,970
Southwest Gas Corp. (Gas)	13,596	346,834
Sovran Self Storage, Inc. ( REIT)	6,180	280,943
Spectrum Brands, Inc. (Household Products/Wares)	16,068	530,244
Spherion Corp. * (Commercial Services)	22,866	150,916
Spinnaker Exploration Co. * (Oil & Gas)	11,124	394,791

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

SPSS, Inc. * (Software)	6,180	$118,718
Stage Stores, Inc. * (Retail)	6,798	296,393
Standard Microsystems Corp. * (Semiconductors)	6,798	158,937
Standard Motor Products, Inc. (Auto Parts & Equipment)	5,562	73,418
Standard Pacific Corp. (Home Builders)	12,360	1,087,062
Standard Register Co. (Household Products/Wares)	9,888	156,329
Standex International Corp. (Miscellaneous Manufacturing)	4,326	122,902
StarTek, Inc. (Commercial Services)	4,944	81,180
Steel Technologies, Inc. (Iron/Steel)	4,326	73,109
Sterling Bancshares, Inc. (Banks)	16,686	259,634
Sterling Financial Corp.-Spokane * (Savings & Loans)	8,652	323,585
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	10,506	238,066
Stewart Information Services Corp. (Insurance)	6,798	285,516
Stone Energy Corp. * (Oil & Gas)	9,270	453,303
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	8,652	72,417
Sunrise Assisted Living, Inc. * (Healthcare-Services)	6,798	366,956
Superior Industries International, Inc. (Auto Parts & Equipment)	9,270	219,699
Supertex, Inc. * (Semiconductors)	4,944	87,311
Susquehanna Bancshares, Inc. (Banks)	17,304	425,505
Swift Energy Co. * (Oil & Gas)	10,506	376,325
SWS Group, Inc. (Diversified Financial Services)	6,180	106,172
Symmetricom, Inc. * (Telecommunications)	16,686	173,034
TBC Corp. * (Retail)	8,034	217,962
Technitrol, Inc. * (Electronics)	14,832	209,576
Tetra Tech, Inc. * (Environmental Control)	21,012	284,293
Texas Industries, Inc. (Building Materials)	8,034	451,751
The Cooper Cos., Inc. (Healthcare-Products)	16,068	977,899
The Stride Rite Corp. (Apparel)	13,596	187,489
Theragenics Corp. * (Pharmaceuticals)	11,742	37,809
Thomas Industries, Inc. (Machinery-Diversified)	5,562	222,258
THQ, Inc. * (Software)	14,832	434,133
Timken Co. (Metal Fabricate/Hardware)	33,372	770,893
Tollgrade Communications, Inc. * (Telecommunications)	4,944	37,080
Too, Inc. * (Retail)	12,360	288,853
Tredegar Corp. (Miscellaneous Manufacturing)	12,360	192,816
TreeHouse Foods, Inc. (Food)	11,124	317,145
Triumph Group, Inc. * (Aerospace/Defense)	5,562	193,335
UICI (Insurance)	14,832	441,549
UIL Holdings Corp. (Electric)	4,944	266,037
Ultratech Stepper, Inc. * (Semiconductors)	8,652	158,332
Umpqua Holdings Corp. (Banks)	16,068	378,241
Unisource Energy Corp. (Electric)	12,978	399,074
United Bankshares, Inc. (Banks)	14,214	506,161
United Stationers, Inc. * (Distribution/Wholesale)	12,360	606,876
Universal Forest Products, Inc. (Building Materials)	6,180	256,161
URS Corp. * (Engineering & Construction)	15,450	577,058
Valmont Industries, Inc. (Metal Fabricate/Hardware)	7,416	191,333
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	13,596	503,052
Veeco Instruments, Inc. * (Semiconductors)	10,506	171,038
Veritas DGC, Inc. * (Oil & Gas Services)	12,360	342,866
Verity, Inc. * (Internet)	13,596	119,237
Viad Corp. (Commercial Services)	8,034	227,684
ViaSat, Inc. * (Telecommunications)	8,652	175,895
Viasys Healthcare, Inc. * (Healthcare-Products)	11,124	251,291
Vital Signs, Inc. (Healthcare-Products)	3,090	133,859
Volt Information Sciences, Inc. * (Commercial Services)	4,326	102,656
W-H Energy Services, Inc. * (Oil & Gas Services)	10,506	261,915
Watts Industries, Inc.—Class A (Electronics)	10,506	351,846
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	19,158	229,513
Wellman, Inc. (Chemicals)	11,742	119,651
Whitney Holding Corp. (Banks)	22,866	746,118
Wilson Greatbatch Technologies, Inc. (Electrical Components & Equipment)	8,034	192,013
Wintrust Financial Corp. (Banks)	8,652	452,932
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	5,562	32,649
Woodward Governor Co. (Electronics)	3,708	311,583
X-Rite, Inc. (Electronics)	7,416	85,358
Zale Corp. * (Retail)	18,540	587,532

TOTAL COMMON STOCKS
(Cost $81,153,269)		97,170,853

TOTAL INVESTMENT SECURITIES
(Cost $81,153,269) —100.8%		97,170,853
Net other assets (liabilities)—(0.8)%		(729,375)

NET ASSETS—100.0%		$96,441,478

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Aerospace/Defense	2.9%
Agriculture	0.2%
Airlines	0.6%
Apparel	1.3%
Auto Parts & Equipment	0.3%
Banks	8.1%
Biotechnology	0.5%
Building Materials	0.9%
Chemicals	1.5%
Commercial Services	3.5%
Computers	1.1%
Distribution/Wholesale	1.4%
Diversified Financial Services	0.9%
Electric	2.8%
Electrical Components & Equipment	0.9%
Electronics	4.6%
Engineering & Construction	1.7%
Entertainment	0.3%
Environmental Control	0.5%
Food	3.0%
Forest Products & Paper	1.0%
Gas	4.1%

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2005

Hand/Machine Tools	0.3%
Healthcare-Products	2.5%
Healthcare-Services	0.7%
Home Builders	3.0%
Home Furnishings	0.4%
Household Products/Wares	0.8%
Housewares	0.2%
Insurance	4.0%
Internet	0.6%
Iron/Steel	1.2%
Leisure Time	0.5%
Lodging	0.7%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	2.3%
Mining	0.6%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Office/Business Equipment	0.5%
Oil & Gas	2.5%
Oil & Gas Services	2.2%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	5.2%
Retail	7.7%
Saving & Loans	4.2%
Semiconductors	3.7%
Software	2.3%
Storage/Warehousing	0.2%
Telecommunications	2.3%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.2%
Other **	(0.8)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements

18

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $81,153,269)	$97,170,853
Segregated cash balances with brokers for futures contracts	6,464
Dividends and interest receivable	69,098
Receivable for capital shares issued	834
Prepaid expenses	896

Total Assets	97,248,145

Liabilities:
Cash overdraft	603,259
Payable for capital shares redeemed	52,288
Variation margin on futures contracts	760
Advisory fees payable	53,736
Management services fees payable	10,747
Administration fees payable	2,280
Administrative services fees payable	35,913
Distribution fees payable	18,320
Trustee fees payable	13
Transfer agency fees payable	2,445
Fund accounting fees payable	3,575
Compliance services fees payable	350
Other accrued expenses	22,981

Total Liabilities	806,667

Net Assets	$96,441,478

Net Assets consist of:
Capital	$88,009,778
Accumulated net investment income (loss)	(267,749)
Accumulated net realized gains (losses) on investments	(7,320,310)
Net unrealized appreciation (depreciation) on investments	16,019,759

Net Assets	$96,441,478

Shares of Beneficial Interest Outstanding	2,859,980

Net Asset Value (offering and redemption price per share)	$33.72

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$482,393
Interest	72,135

Total Investment Income	554,528

Expenses:
Advisory fees	329,848
Management services fees	65,970
Administration fees	14,771
Transfer agency fees	14,441
Administrative services fees	216,373
Distribution fees	109,949
Custody fees	28,390
Fund accounting fees	20,908
Trustee fees	527
Compliance services fees	1,104
Other fees	19,996

Total Expenses	822,277

Net Investment Income (Loss)	(267,749)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,440,958
Net realized gains (losses) on futures contracts	(763)
Change in net unrealized appreciation/depreciation on investments	(8,098,323)

Net Realized and Unrealized Gains (Losses) on Investments	(3,658,128)

Change in Net Assets Resulting from Operations	$(3,925,877)

See accompanying notes to the financial statements.

19

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(267,749)	$(528,656)
Net realized gains (losses) on investments	4,440,195	(2,491,022)
Change in net unrealized appreciation/depreciation on investments	(8,098,323)	11,357,280

Change in net assets resulting from operations	(3,925,877)	8,337,602

Distributions to Shareholders From:
Net realized gains on investments	—	(3,843,186)

Change in net assets resulting from distributions	—	(3,843,186)

Capital Transactions:
Proceeds from shares issued	281,997,273	894,016,575
Dividends reinvested	—	3,843,186
Cost of shares redeemed	(360,791,672)	(870,366,455)

Change in net assets resulting from capital transactions	(78,794,399)	27,493,306

Change in net assets	(82,720,276)	31,987,722
Net Assets:
Beginning of period	179,161,754	147,174,032

End of period	$96,441,478	$179,161,754

Accumulated net investment income (loss)	$(267,749)	$—

Share Transactions:
Issued	8,697,711	28,993,328
Reinvested	—	121,620
Redeemed	(11,179,552)	(28,852,967)

Change in shares	(2,481,841)	261,981

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$33.54		$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.10)		(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	0.28	(c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	0.18		5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.19)	—	—

Net Asset Value, End of Period	$33.72		$33.54	$28.97	$21.51

Total Return	0.54	% (d)	20.12%	34.68%	(28.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		1.95%	2.08%	2.45%
Net expenses (e)	1.87%		1.95%	1.98%	1.98%
Net investment income (loss) (e)	(0.61)%		(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$96,441		$179,162	$147,174	$29,165
Portfolio turnover rate (f)	314	% (d)	819%	906%	1,253	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	24.95%
Consumer, Cyclical	23.49%
Industrial	16.15%
Technology	11.08%
Energy	10.04%
Financial	7.86%
Communications	2.63%
Utilities	2.12%
Basic Materials	1.68%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks (100.5%)
	Shares	Value

Aaron Rents, Inc. (Commercial Services)	31,400	$781,546
Acadia Realty Trust ( REIT)	21,980	409,927
Accredo Health, Inc. * (Pharmaceuticals)	34,540	1,568,117
Administaff, Inc. (Commercial Services)	15,700	373,032
Advanced Neuromodulation Systems, Inc. (Healthcare-Products)	14,130	560,678
ADVO, Inc. (Advertising)	21,980	700,063
AMCOL International Corp. (Mining)	18,840	354,004
Amedisys, Inc. * (Healthcare-Services)	10,990	404,212
American Healthways, Inc. * (Healthcare-Services)	23,550	995,459
American Medical Systems Holdings, Inc. * (Healthcare-Products)	42,390	875,354
AMERIGROUP Corp. * (Healthcare-Services)	36,110	1,451,621
AmSurg Corp. * (Healthcare-Services)	20,410	565,153
ANSYS, Inc. * (Software)	21,980	780,510
Arbitron, Inc. (Commercial Services)	21,980	942,942
Argosy Gaming Co. * (Entertainment)	18,840	878,132
ArthroCare Corp. * (Healthcare-Products)	17,270	603,414
ATMI, Inc. * (Semiconductors)	25,120	728,731
Atwood Oceanics, Inc. * (Oil & Gas)	9,420	579,895
Avid Technology, Inc. * (Software)	25,120	1,338,394
Baldor Electric Co. (Hand/Machine Tools)	20,410	496,371
Bally Total Fitness Holding Corp. * (Leisure Time)	23,550	76,302
BEI Technologies, Inc. (Electronics)	9,420	251,326
Biolase Technology, Inc. (Healthcare-Products)	15,700	99,224
Biosite Diagnostics, Inc. * (Healthcare-Products)	10,990	604,340
Brady Corp.—Class A (Electronics)	31,400	973,400
Building Materials Holding Corp. (Distribution/Wholesale)	9,420	652,712
Cabot Oil & Gas Corp. (Oil & Gas)	34,540	1,198,538
CACI International, Inc.—Class A * (Computers)	20,410	1,289,096
Cal Dive International, Inc. * (Oil & Gas Services)	26,690	1,397,756
CARBO Ceramics, Inc. (Oil & Gas Services)	9,420	743,803
CEC Entertainment, Inc. * (Retail)	25,120	1,057,301
Centene Corp. * (Healthcare-Services)	28,260	948,971
Ceradyne, Inc. * (Miscellaneous Manufacturing)	17,270	415,689
Cerner Corp. * (Software)	23,550	1,600,694
Champion Enterprises, Inc. * (Home Builders)	51,810	514,991
Chemed Corp. (Commercial Services)	17,270	705,998
Christopher & Banks Corp. (Retail)	25,120	458,691
Clarcor, Inc. (Miscellaneous Manufacturing)	36,110	1,056,218
Cleveland-Cliffs, Inc. (Iron/Steel)	15,700	906,832
Cognex Corp. (Machinery-Diversified)	29,830	781,248
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	14,130	592,189
Connetics Corp. * (Pharmaceuticals)	23,550	415,422
CPI Corp. (Commercial Services)	4,710	85,016
CryoLife, Inc. * (Biotechnology)	15,700	121,832
Cuno, Inc. * (Miscellaneous Manufacturing)	12,560	897,286
Cyberonics, Inc. * (Healthcare-Products)	15,700	681,223
Daktronics, Inc. * (Electronics)	12,560	251,326
Delta & Pine Land Co. (Agriculture)	25,120	629,507
Deltic Timber Corp. (Forest Products & Paper)	7,850	298,536
Dendrite International, Inc. * (Software)	29,830	411,654
Diagnostic Products Corp. (Healthcare-Products)	18,840	891,697
Digital Insight Corp. * (Internet)	23,550	563,316
Dionex Corp. * (Electronics)	14,130	616,209
DJ Orthopedics, Inc. * (Healthcare-Products)	14,130	387,586
East-West Bancorp, Inc. (Banks)	36,110	1,212,934
EastGroup Properties, Inc. ( REIT)	15,700	661,127
EDO Corp. (Aerospace/Defense)	12,560	375,670
Electronics Boutique Holdings Corp. * (Retail)	12,560	797,434
ElkCorp (Building Materials)	12,560	358,588
Energen Corp. (Gas)	50,240	1,760,912
Engineered Support Systems, Inc. (Aerospace/Defense)	28,260	1,012,555
Enzo Biochem, Inc. * (Biotechnology)	20,410	365,951
Essex Property Trust, Inc. ( REIT)	15,700	1,304,042
Ethan Allen Interiors, Inc. (Home Furnishings)	23,550	789,161
FactSet Research Systems, Inc. (Computers)	26,690	956,570
Filenet Corp. * (Software)	28,260	710,456
First Midwest Bancorp, Inc. (Banks)	31,400	1,104,338
FLIR Systems, Inc. * (Electronics)	48,670	1,452,312
Florida Rock Industries, Inc. (Building Materials)	26,690	1,957,711
Flowers Foods, Inc. (Food)	25,120	888,244
Forward Air Corp. (Transportation)	21,980	621,375
Fossil, Inc. * (Household Products/Wares)	39,250	890,975
Frontier Oil Corp. (Oil & Gas)	37,680	1,105,908
GameStop Corp.—Class B * (Retail)	36,110	1,079,689
GenCorp, Inc. (Aerospace/Defense)	36,110	695,479

See accompanying notes to the financial statements.

22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Genesco, Inc. * (Retail)	15,700	$582,313
Georgia Gulf Corp. (Chemicals)	23,550	731,228
Global Payments, Inc. (Software)	25,120	1,703,135
Guitar Center, Inc. * (Retail)	17,270	1,008,050
Haemonetics Corp. * (Healthcare-Products)	18,840	765,658
Harland (John H.) Co. (Household Products/Wares)	18,840	715,920
Harmonic, Inc. * (Telecommunications)	50,240	242,659
Headwaters, Inc. * (Energy-Alternate Sources)	28,260	971,579
Healthcare Services Group, Inc.(Commercial Services)	15,700	315,256
Heartland Express, Inc. (Transportation)	42,390	823,638
Hibbett Sporting Goods, Inc. * (Retail)	17,270	653,497
Hologic, Inc. * (Healthcare-Products)	15,700	624,075
Hot Topic, Inc. * (Retail)	31,400	600,368
Hudson United Bancorp (Banks)	31,400	1,133,540
Hydril Co. * (Oil & Gas Services)	15,700	853,295
Hyperion Solutions Corp. * (Software)	28,260	1,137,182
ICU Medical, Inc. * (Healthcare-Products)	9,420	303,041
IDEX Corp. (Machinery-Diversified)	36,110	1,394,207
IDEXX Laboratories, Inc. * (Healthcare-Products)	21,980	1,370,013
IHOP Corp. (Retail)	14,130	613,101
Immucor, Inc. * (Healthcare-Products)	31,400	909,030
Integra LifeSciences Holdings * (Biotechnology)	17,270	504,284
Intermagnetics General Corp. * (Electrical Components & Equipment)	17,270	531,225
iPayment Holdings, Inc. * (Commercial Services)	7,850	286,682
Itron, Inc. * (Electronics)	15,700	701,476
J2 Global Communications, Inc. * (Internet)	15,700	540,708
Jack in the Box, Inc. * (Retail)	25,120	952,550
JLG Industries, Inc. (Machinery-Construction & Mining)	36,110	992,303
K-Swiss, Inc.—Class A (Apparel)	20,410	660,059
Kaydon Corp. (Metal Fabricate/Hardware)	18,840	524,694
Kensey Nash Corp. * (Healthcare-Products)	7,850	237,384
Kilroy Realty Corp. ( REIT)	20,410	969,271
Knight Transportation, Inc. (Transportation)	32,970	802,160
Kronos, Inc. * (Computers)	21,980	887,772
Kulicke & Soffa Industries, Inc. * (Semiconductors)	36,110	285,630
LabOne, Inc. * (Healthcare-Services)	12,560	500,014
Labor Ready, Inc. * (Commercial Services)	29,830	695,337
Lance, Inc. (Food)	20,410	351,256
Landstar System, Inc. * (Transportation)	40,820	1,229,498
LCA-Vision, Inc. (Healthcare-Products)	12,560	608,658
Lennox International, Inc. (Building Materials)	39,250	830,923
Littelfuse, Inc. * (Electrical Components & Equipment)	15,700	437,245
Lone Star Technologies, Inc. * (Oil & Gas Services)	20,410	928,655
Macdermid, Inc. (Chemicals)	18,840	587,054
Manhattan Associates, Inc. * (Computers)	20,410	392,076
ManTech International Corp.—Class A * (Software)	17,270	536,061
Massey Energy Co. (Coal)	53,380	2,013,494
Medicis Pharmaceutical Corp. (Pharmaceuticals)	37,680	1,195,586
Mentor Corp. (Healthcare-Products)	26,690	1,107,101
Mercury Computer Systems, Inc. * (Computers)	14,130	386,738
Merit Medical Systems, Inc. * (Healthcare-Products)	18,840	290,324
Meritage Homes Corp. * (Home Builders)	17,270	1,372,965
MGI Pharma, Inc. * (Pharmaceuticals)	50,240	1,093,222
Micros Systems, Inc. * (Computers)	26,690	1,194,378
Microsemi Corp. * (Semiconductors)	42,390	796,932
Midas, Inc. * (Commercial Services)	10,990	252,770
Milacron, Inc. * (Hand/Machine Tools)	31,400	59,346
Movie Gallery, Inc. (Retail)	20,410	539,436
MTS Systems Corp. (Computers)	14,130	474,485
Mueller Industries, Inc. (Metal Fabricate/Hardware)	25,120	680,752
Nara Bancorp, Inc. (Banks)	15,700	230,476
Nature ’s Sunshine Products, Inc. (Pharmaceuticals)	9,420	164,285
NETGEAR, Inc. (Telecommunications)	15,700	292,020
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	15,700	274,436
NVR, Inc. * (Home Builders)	3,140	2,543,400
Odyssey Healthcare, Inc. * (Healthcare-Services)	23,550	339,591
Old Dominion Freight Line, Inc. * (Transportation)	12,560	336,985
Omnova Solutions, Inc. * (Chemicals)	28,260	131,692
OshKosh B ’Gosh, Inc.—Class A (Apparel)	7,850	204,022
Oshkosh Truck Corp. (Auto Manufacturers)	25,120	1,966,394
Owens & Minor, Inc. (Distribution/Wholesale)	28,260	914,211
P.F. Chang ’s China Bistro, Inc. * (Retail)	18,840	1,111,183
Panera Bread Co.—Class A * (Retail)	21,980	1,364,627
Papa John ’s International, Inc. * (Retail)	9,420	376,517
Pediatrix Medical Group, Inc. * (Healthcare-Services)	15,700	1,154,578
Peet’s Coffee& Tea, Inc. * (Beverages)	7,850	259,364
Penn Virginia Corp. (Oil & Gas)	12,560	561,055
Petroleum Development * (Oil & Gas)	10,990	350,032
Pharmaceutical Product Development, Inc. * (Commercial Services)	36,110	1,692,114
Philadelphia Consolidated Holding Corp. * (Insurance)	14,130	1,197,659
Phillips-Van Heusen Corp. (Apparel)	21,980	718,526
Polaris Industries, Inc. (Leisure Time)	29,830	1,610,820
PolyMedica Corp. (Healthcare-Products)	18,840	671,834
Possis Medical, Inc. * (Healthcare-Products)	12,560	127,233
Power Integrations, Inc. * (Semiconductors)	20,410	440,244
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	25,120	637,043
PrivateBancorp, Inc. (Banks)	12,560	444,373
Progress Software Corp. * (Software)	25,120	757,368
Quiksilver, Inc. * (Apparel)*	81,640	1,304,608
Radiant Systems, Inc. * (Computers)	17,270	196,878
RARE Hospitality International, Inc. * (Retail)	23,550	717,569
Remington Oil & Gas Corp. * (Oil & Gas)	17,270	616,539
Republic Bancorp, Inc. (Banks)	48,670	729,077
ResMed, Inc. * (Healthcare-Products)	23,550	1,554,065
Respironics, Inc. * (Healthcare-Products)	50,240	1,814,166
Rogers Corp. * (Electronics)	10,990	445,645
Roper Industries, Inc. (Miscellaneous Manufacturing)	29,830	2,128,967
ScanSource, Inc. * (Distribution/Wholesale)	9,420	404,495
SCP Pool Corp. (Distribution/Wholesale)	36,110	1,267,100
Select Comfort Corp. * (Retail)	25,120	538,322
SERENA Software, Inc. * (Software)	23,550	454,515
Shuffle Master, Inc. * (Entertainment)	25,120	704,114
Shurgard Storage Centers, Inc.—Class A ( REIT)	32,970	1,515,301
Sierra Health Services, Inc. * (Healthcare-Services)	18,840	1,346,305
Simpson Manufacturing Co., Inc. (Building Materials)	29,830	911,307
Sonic Corp. * (Retail)	42,390	1,294,167
Sonic Solutions * (Electronics)	15,700	292,020
Southwestern Energy Co. * (Oil & Gas)	50,240	2,360,274
SS&C Technologies, Inc. (Software)	10,990	348,163
St. Mary Land & Exploration Co. (Oil & Gas)	39,250	1,137,465
Stein Mart, Inc. * (Retail)	23,550	518,100
SurModics, Inc. * (Healthcare-Products)	10,990	476,636
Sybron Dental Special, Inc. * (Healthcare-Products)	28,260	1,063,141
Synaptics, Inc. * (Computers)	17,270	368,887
Take-Two Interactive Software, Inc. * (Software)	50,240	1,278,608
TALX Corp. (Computers)	14,130	408,498
Teledyne Technologies, Inc. * (Aerospace/Defense)	23,550	767,259
TETRA Technologies, Inc. * (Oil & Gas Services)	15,700	500,045
The Cato Corp.—Class A (Retail)	20,410	421,467
The Children’s Place Retail Stores, Inc. * (Retail)	14,130	659,447
The Finish Line, Inc.—Class A (Retail)	32,970	623,792
The Great Atlantic & Pacific Tea Co. * (Food)	18,840	547,490
The Men’s Wearhouse, Inc. * (Retail)	36,110	1,243,267
The Nautilus Group, Inc. (Leisure Time)	21,980	626,430
The Steak n Shake Co. * (Retail)	18,840	350,801
Thomas Nelson, Inc. (Media)	9,420	204,979
Toro Co. (Housewares)	29,830	1,151,736

See accompanying notes to the financial statements.

23

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Tractor Supply Co. * (Retail)	25,120	$1,233,392
Triarc Cos., Inc. (Retail)	39,250	583,255
Trimble Navigation, Ltd. * (Electronics)	36,110	1,407,207
TrustCo Bank Corp. NY (Banks)	51,810	676,639
UCBH Holdings, Inc. (Banks)	62,800	1,019,872
UGI Corp. (Gas)	72,220	2,014,938
Unit Corp. * (Oil & Gas)	28,260	1,243,723
United Natural Foods, Inc. * (Food)	26,690	810,575
United Surgical Partners International, Inc. * (Healthcare-Services)	20,410	1,062,953
Vertrue, Inc. * (Commercial Services)	6,280	244,669
Vicor Corp. (Electrical Components & Equipment)	21,980	298,928
Vintage Petroleum, Inc. (Oil & Gas)	42,390	1,291,623
Wabash National Corp. (Auto Manufacturers)	21,980	532,575
Waste Connections, Inc. * (Environmental Control)	32,970	1,229,451
Watsco, Inc. (Distribution/Wholesale)	17,270	735,702
Watson Wyatt & Co. Holdings (Commercial Services)	21,980	563,347
WD-40 Co. (Household Products/Wares)	10,990	306,951
WebEx Communications, Inc. * (Internet)	26,690	704,883
Websense, Inc. * (Internet)	17,270	829,823
Winnebago Industries, Inc. (Home Builders)	20,410	668,428
WMS Industries, Inc. * (Leisure Time)	18,840	635,850
Wolverine World Wide, Inc. (Apparel)	40,820	980,088
World Acceptance Corp. * (Diversified Financial Services)	12,560	377,428
World Fuel Services Corp. (Retail)	15,700	367,537
Zenith National Insurance Corp. (Insurance)	15,700	1,065,402

TOTAL COMMON STOCKS
(Cost $155,442,070)		177,995,170

TOTAL INVESTMENT SECURITIES
(Cost $155,442,070)—100.5%		177,995,170
Net other assets (liabilities)—0.5%		(915,455)

NET ASSETS—100.0%		$177,079,715

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $128,140)	2	$2,175

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.4%
Aerospace/Defense	1.6%
Agriculture	0.4%
Apparel	2.2%
Auto Manufacturers	1.4%
Banks	3.7%
Beverages	0.1%
Biotechnology	0.6%
Building Materials	2.3%
Chemicals	0.8%
Coal	1.1%
Commercial Services	3.9%
Computers	3.7%
Distribution/Wholesale	2.2%
Diversified Financial Services	0.2%
Electrical Components & Equipment	0.7%
Electronics	3.6%
Energy-Alternate Sources	0.5%
Entertainment	0.9%
Environmental Control	0.7%
Food	1.5%
Forest Products & Paper	0.2%
Gas	2.1%
Hand/Machine Tools	0.3%
Healthcare-Products	9.4%
Healthcare-Services	5.0%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	1.1%
Housewares	0.7%
Insurance	1.3%
Internet	1.5%
Iron/Steel	0.5%
Leisure Time	1.7%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.2%
Media	0.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	2.5%
Oil & Gas	5.9%
Oil & Gas Services	2.5%
Pharmaceuticals	3.0%
Real Estate Investment Trust	2.7%
Retail	11.2%
Semiconductor	1.3%
Software	6.2%
Telecommunications	0.6%
Transportation	2.2%
Other **	(0.5)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $155,442,070)	$177,995,170
Segregated cash balances with brokers for futures contracts	6,464
Dividends and interest receivable	286,449
Receivable for capital shares issued	648
Prepaid expenses	966

Total Assets	178,289,697

Liabilities:
Cash overdraft	236,281
Payable for capital shares redeemed	721,407
Variation margin on futures contracts	760
Advisory fees payable	105,903
Management services fees payable	21,181
Administration fees payable	4,493
Administrative services fees payable	70,722
Distribution fees payable	35,861
Trustee fees payable	27
Transfer agency fees payable	4,812
Fund accounting fees payable	6,726
Compliance services fees payable	689
Other accrued expenses	1,120

Total Liabilities	1,209,982

Net Assets	$177,079,715

Net Assets consist of:
Capital	$157,076,075
Accumulated net investment income (loss)	(451,645)
Accumulated net realized gains (losses) on investments	(2,099,990)
Net unrealized appreciation (depreciation) on investments	22,555,275

Net Assets	$177,079,715

Shares of Beneficial Interest Outstanding	4,852,904

Net Asset Value (offering and redemption price per share)	$36.49

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$568,701
Interest	7,023

Total Investment Income	575,724

Expenses:
Advisory fees	427,448
Management services fees	85490
Administration fees	23,995
Transfer agency fees	13,374
Administrative services fees	281,656
Distribution fees	142,483
Custody fees	14,244
Fund accounting fees	18,671
Trustee fees	455
Compliance services fees	1,159
Other fees	18,394

Total Expenses	1,027,369

Net Investment Income (Loss)	(451,645)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,214,371)
Net realized gains (losses) on futures contracts	(744)
Change in net unrealized appreciation/depreciation on investments	(11,372,874)

Net Realized and Unrealized Gains (Losses) on Investments	(2,159,247)

Change in Net Assets Resulting from Operations	$(2,610,892)

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(451,645)	$(1,447,084)
Net realized gains (losses) on investments	9,213,627	(3,498,385)
Change in net unrealized appreciation/depreciation on investments	(11,372,874)	21,369,541

Change in net assets resulting from operations	(2,610,892)	16,424,072

Distributions to Shareholders From:
Net realized gains on investments	—	(7,453,705)

Change in net assets resulting from distributions	—	(7,453,705)

Capital Transactions:
Proceeds from shares issued	335,829,023	1,136,050,458
Dividends reinvested	—	7,453,705
Cost of shares redeemed	(367,122,116)	(1,094,892,279)

Change in net assets resulting from capital transactions	(31,293,093)	48,611,884

Change in net assets	(33,903,985)	57,582,251
Net Assets:
Beginning of period	210,983,700	153,401,449

End of period	$177,079,715	$210,983,700

Accumulated net investment income (loss)	$(451,645)	$—

Share Transactions:
Issued	9,455,822	34,142,030
Reinvested	—	217,944
Redeemed	(10,450,565)	(33,406,059)

Change in shares	(994,743)	953,915

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$36.08		$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.14)		(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	0.55	(c)	6.57	8.38	(6.45)

Total income (loss) from investment activities	0.41		6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.40)	—	—

Net Asset Value, End of Period	$36.49		$36.08	$31.35	$23.34

Total Return	1.14	% (d)	19.80%	34.32%	(22.20	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.80%		1.90%	2.00%	2.20%
Net expenses (e)	1.80%		1.90%	1.98%	1.98%
Net investment income (loss) (e)	(0.79)%		(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$177,080		$210,984	$153,401	$23,968
Portfolio turnover rate (f)	319	% (d)	979%	785%	1,260	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Asia 30 - Composition
% of Index

Communications	26.72%
Energy	22.26%
Technology	20.40%
Industrial	9.16%
Basic Materials	8.80%
Financial	5.42%
Consumer, Cyclical	3.82%
Utilities	3.42%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (99.8%)
	Shares	Value

AU Optronics Corp. ADR (Electronics)	53,956	$914,015
BHP Billiton, Ltd. ADR (Mining)	88,970	2,428,881
China Mobile (Hong Kong), Ltd. ADR (Telecommunications)	177,366	3,297,234
China Petroleum and Chemical Corp.(Oil &Gas)	53,669	2,094,165
China Yuchai International, Ltd. ADR * (Auto Parts & Equipment)	57,687	700,320
Chunghwa Telecom Company, Ltd. ADR (Telecommunications)	65,149	1,396,143
CNOOC, Ltd. ADR (Oil & Gas)	26,117	1,549,260
Creative Technology, Ltd. (Computers)	76,916	496,877
Ctrip.com International, Ltd. ADR (Internet)	15,498	788,538
Flextronics International, Ltd. * (Electronics)	74,907	989,521
Icici Bank, Ltd. ADR (Banks)	45,346	990,810
Infosys Technologies, Ltd. ADR (Software)	19,803	1,534,138
Kookmin Bank ADR (Banks)	26,404	1,203,494
Korea Electric Power Corp. ADR (Electric)	88,396	1,385,165
KT Corp. ADR (Telecommunications)	51,373	1,104,520
LG.Philips LCD Co., Ltd. ADR (Electronics)	48,503	1,108,778
Nam Tai Electronics, Inc. (Electronics)	30,709	698,323
Netease.com, Inc. ADR * (Internet)	13,489	770,357
PacificNet, Inc. * (Computers)	84,378	640,429
PetroChina Company, Ltd. ADR (Oil & Gas)	73,185	5,375,439
POSCO ADR (Iron/Steel)	25,830	1,135,745
Satyam Computer Services, Ltd. ADR (Software)	33,005	858,130
Shanda Interactive Entertainment, Ltd. ADR * (Internet)	21,525	791,905
SINA Corp. * (Internet)	24,108	672,613
SK Telecom Co., Ltd. ADR (Telecommunications)	57,687	1,176,815
Sohu.com, Inc. * (Internet)	37,884	830,417
Taiwan Semiconductor Manufacturing Co., Ltd ADR (Semiconductors)	248,907	2,270,032
Tommy Hilfiger Corp. * (Apparel)	61,705	849,061
United Microelectronics Corp. ADR * (Semiconductors)	305,655	1,256,242
Wipro, Ltd. ADR (Software)	57,974	1,209,338

TOTAL COMMON STOCKS
(Cost $30,090,581)		40,516,705

Repurchase Agreements (1.5%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $619,047 (Collateralized by $624,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $626,785)	$619,000	$619,000

TOTAL REPURCHASE AGREEMENTS
(Cost $619,000)		619,000

TOTAL INVESTMENT SECURITIES
(Cost $30,709,581)—101.3%		41,135,705
Net other assets (liabilities)—(1.3)%		(517,388)

NET ASSETS—100.0%		$40,618,317

*	Non-income producing security.
ADR	American Depositary Receipt.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Apparel	2.1%
Auto Part & Equipment	1.7%
Banks	5.4%
Computers	2.8%
Electric	3.4%
Electronics	9.1%
Internet	9.5%
Iron/Steel	2.8%
Mining	6.0%
Oil & Gas	22.2%
Semiconductors	8.7%
Software	8.9%
Telecommunications	17.2%
Other **	0.2%

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2005

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Australia	6.0%
China	32.0%
Hong Kong	17.3%
India	8.9%
Korea	17.5%
Singapore	3.7%
Taiwan	14.4%
United States **	0.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $30,090,581)	$40,516,705
Repurchase agreements, at cost	619,000

Total Investment Securities	41,135,705
Cash	14,253
Dividends and interest receivable	222,808
Receivable for capital shares issued	7,388
Prepaid expenses	458

Total Assets	41,380,612

Liabilities:
Payable for capital shares redeemed	701,777
Advisory fees payable	23,510
Management services fees payable	4,702
Administration fees payable	998
Administrative services fees payable	15,776
Distribution fees payable	8,342
Trustee fees payable	6
Transfer agency fees payable	1,071
Fund accounting fees payable	1,482
Compliance services fees payable	153
Other accrued expenses	4,478

Total Liabilities	762,295

Net Assets	$40,618,317

Net Assets consist of:
Capital	$36,273,700
Accumulated net investment income (loss)	336,969
Accumulated net realized gains (losses) on investments	(6,418,476)
Net unrealized appreciation (depreciation) on investments	10,426,124

Net Assets	$40,618,317

Shares of Beneficial Interest Outstanding	1,001,958

Net Asset Value (offering and redemption price per share)	$40.54

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$607,579
Interest	1,579
Foreign tax withholding	(45,681)

Total Investment Income	563,477

Expenses:
Advisory fees	139,597
Management services fees	27,920
Administration fees	6,759
Transfer agency fees	5,837
Administrative services fees	90,638
Distribution fees	46,532
Custody fees	3,749
Fund accounting fees	8,043
Trustee fees	199
Compliance services fees	472
Other fees	7,753

Total Expenses	337,499

Net Investment Income (Loss)	225,978

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,668,658
Net realized gains (losses) on futures contracts	23,158
Change in net unrealized appreciation/depreciation on investments	599,384
Net Realized and Unrealized Gains (Losses) on Investments	2,291,200

Change in Net Assets Resulting from Operations	$2,517,178

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$225,978	$110,991
Net realized gains (losses) on investments	1,691,816	(1,793,847)
Change in net unrealized appreciation/depreciation on investments	599,384	(1,455,614)

Change in net assets resulting from operations	2,517,178	(3,138,470)

Distributions to Shareholders From:
Net investment income	—	(115,110)
Net realized gains on investments	—	(1,052,318)

Change in net assets resulting from distributions	—	(1,167,428)

Capital Transactions:
Proceeds from shares issued	86,440,376	191,436,976
Dividends reinvested	—	1,167,428
Cost of shares redeemed	(89,884,727)	(195,891,260)

Change in net assets resulting from capital transactions	(3,444,351)	(3,286,856)

Change in net assets	(927,173)	(7,592,754)
Net Assets:
Beginning of period	41,545,490	49,138,244

End of period	$40,618,317	$41,545,490

Accumulated net investment income (loss)	$336,969	$110,991

Share Transactions:
Issued	2,263,020	5,172,686
Reinvested	—	32,922
Redeemed	(2,374,923)	(5,359,477)

Change in shares	(111,903)	(153,869)

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the		For the period
	six months ended		year ended	year ended		May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003		December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$37.30		$38.76	$23.51		$30.00

Investment Activities:
Net investment income (loss) (b)	0.23		0.11	0.17		0.06
Net realized and unrealized gains (losses) on investments	3.01		(0.38)	15.09		(6.55)

Total income (loss) from investment activities	3.24		(0.27)	15.26		(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.12)	(0.01)		—
Net realized gains on investments	—		(1.07)	—		—

Total distributions	—		(1.19)	(0.01)		—

Net Asset Value, End of Period	$40.54		$37.30	$38.76		$23.51

Total Return	8.69	% (c)	(0.54)%	64.92%		(21.63	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.81%		1.86%	1.93%		2.03%
Net expenses (d)	1.81%		1.86%	1.93%		1.98%
Net invesment income (loss) (d)	1.21%		0.29%	0.54%		0.35%

Supplemental Data:
Net assets, end of period (000’s)	$40,618		$41,545	$49,138		$18,576
Portfolio turnover rate (e)	207	% (c)	473%	831	% (c)	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%
Futures Contracts	5%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	26.87%
Energy	22.14%
Communications	14.35%
Financial	11.74%
Technology	9.01%
Industrial	7.53%
Consumer, Cyclical	6.43%
Basic Materials	1.93%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Common Stocks (95.3%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	24,675	$2,698,211
ASM Lithography Holding N.V. * (Semiconductors)	122,200	1,913,652
AstraZeneca PLC ADR (Pharmaceuticals)	78,725	3,248,194
Autoliv, Inc. (Auto Parts & Equipment)	38,775	1,698,345
BP Amoco PLC ADR (Oil & Gas)	117,500	7,329,649
Business Objects S.A. ADR * (Software)	65,800	1,730,540
DaimlerChrysler AG (Auto Manufacturers)	66,975	2,713,157
Elan Corp. PLC ADR * (Pharmaceuticals)	277,300	1,891,186
GlaxoSmithKline PLC ADR (Pharmaceuticals)	106,925	5,186,932
HSBC Holdings PLC ADR (Banks)	77,550	6,176,857
Koninklijke (Royal)Phillips Electronics NV ADR (Electronics)	98,700	2,486,253
Mittal Steel Co. NV—Class A ADR (Iron/Steel)	81,075	1,924,721
Nokia OYJ ADR (Telecommunications)	217,375	3,617,120
Novartis AG ADR (Pharmaceuticals)	104,575	4,961,038
Royal Dutch Petroleum Co. ADR (Oil & Gas)	78,725	5,109,253
Ryanair Holdings PLC ADR * (Airlines)	44,650	2,002,106
Sanofi-Aventis ADR (Pharmaceuticals)	109,275	4,479,182
SAP AG ADR (Software)	72,850	3,154,405
Shell Transport & Trading Co. ADR (Oil & Gas)	71,675	4,161,451
Shire Pharmaceuticals Group PLC ADR (Pharmaceuticals)	56,400	1,849,920
Siemens AG ADR (Miscellaneous Manufacturing)	45,825	3,329,186
STMicroelectronics NV ADR (Semiconductors)	137,475	2,191,352
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	95,175	3,040,841
Telewest Global, Inc. * (Telecommunications)	94,000	2,141,320
Top Tankers, Inc. (Transportation)	106,925	1,696,900
Total Fina SA ADR (Oil & Gas)	47,000	5,491,950
UBS AG (Banks)	49,350	3,841,898
Unilever NV ADR (Food)	38,775	2,513,783
Vodafone Group PLD ADR (Telecommunications)	226,775	5,515,168
Willis Group Holdings, Ltd. (Insurance)	51,700	1,691,624

TOTAL COMMON STOCKS
(Cost $78,369,437)		99,786,194

Repurchase Agreements (5.3%)
	Principal
	Amount	Value

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $5,592,427 (Collateralized by $5,705,000 Federal National Mortgage Association, 3.35%, 7/1/05, market value $5,704,469)	$5,592,000	$5,592,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,592,000)		5,592,000

TOTAL INVESTMENT SECURITIES
(Cost $83,961,437)—100.6%		105,378,194
Net other assets (liabilities)—(0.6)%		(583,269)

NET ASSETS—100.0%		$104,794,925

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $4,959,250)	83	$(21,984)

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Airlines	1.9%
Auto Manufacturers	2.6%
Auto Parts & Equipment	1.6%
Banks	9.6%
Electronics	2.4%
Food	2.4%
Healthcare-Products	2.6%
Insurance	1.6%
Iron/Steel	1.8%
Miscellaneous Manufacturing	3.2%

See accompanying notes to the financial statements.

33

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2005
(unaudited)

Oil & Gas	21.1%
Pharmaceuticals	20.6%
Semiconductors	3.9%
Software	4.7%
Telecommunications	13.7%
Transportation	1.6%
Other **	4.7%

ProFund VP Europe invested, as a percentage of net assets, in the following countries, as of June 30, 2005:

Finland	3.4%
France	11.2%
Germany	8.8%
Greece	1.6%
Ireland	3.7%
Netherlands	13.3%
Sweden	4.5%
Switzerland	13.1%
United Kingdom	35.7%
United States **	4.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $78,369,437)	$99,786,194
Repurchase agreements, at cost	5,592,000

Total Investment Securities	105,378,194
Cash	18,075
Segregated cash balances with brokers for futures contracts	296,103
Dividends and interest receivable	241,540
Receivable for investments sold	1,275,875
Prepaid expenses	1,235

Total Assets	107,211,022

Liabilities:
Payable for investments purchased	2,208,901
Variation margin on futures contracts	37,350
Advisory fees payable	63,582
Management services fees payable	12,717
Administration fees payable	2,695
Administrative services fees payable	47,282
Distribution fees payable	32,200
Trustee fees payable	16
Transfer agency fees payable	2,892
Fund accounting fees payable	3,967
Compliance services fees payable	414
Other accrued expenses	4,081

Total Liabilities	2,416,097

Net Assets	$104,794,925

Net Assets consist of:
Capital	$109,200,107
Accumulated net investment income (loss)	810,391
Accumulated net realized gains (losses) on investments	(26,610,346)
Net unrealized appreciation (depreciation) on investments	21,394,773

Net Assets	$104,794,925

Shares of Beneficial Interest Outstanding	3,760,466

Net Asset Value (offering and redemption price per share)	$27.87

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,659,894
Interest	39,659
Foreign tax withholding	(139,100)

Total Investment Income	1,560,453

Expenses:
Advisory fees	391,013
Management services fees	78,203
Administration fees	17,613
Transfer agency fees	14,136
Administrative services fees	222,856
Distribution fees	130,338
Custody fees	7,783
Fund accounting fees	19,330
Trustee fees	491
Compliance services fees	1,104
Other fees	19,462

Total Expenses	902,329

Net Investment Income (Loss)	658,124

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,885,600
Net realized gains (losses) on futures contracts	152,581
Change in net unrealized appreciation/depreciation on investments	(11,956,022)

Net Realized and Unrealized Gains (Losses) on Investments	(4,917,841)

Change in Net Assets Resulting from Operations	$(4,259,717)

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$658,124	$152,267
Net realized gains (losses) on investments	7,038,181	7,052,588
Change in net unrealized appreciation/depreciation on investments	(11,956,022)	5,325,389

Change in net assets resulting from operations	(4,259,717)	12,530,244

Distributions to Shareholders From:
Net investment income	—	(169,354)
Net realized gains on investments	—	(1,132,201)

Change in net assets resulting from distributions	—	(1,301,555)

Capital Transactions:
Proceeds from shares issued	148,208,821	498,061,730
Dividends reinvested	—	1,301,555
Cost of shares redeemed	(179,762,229)	(512,002,574)

Change in net assets resulting from capital transactions	(31,553,408)	(12,639,289)

Change in net assets	(35,813,125)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$104,794,925	$140,608,050

Accumulated net investment income (loss)	$810,391	$152,267

Share Transactions:
Issued	5,333,034	19,011,252
Reinvested	—	47,484
Redeemed	(6,543,773)	(19,776,434)

Change in shares	(1,210,739)	(717,698)

See accompanying notes to the financial statements.

36

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001	December 31, 2000
	(unaudited)

Net Asset Value, Beginning of Period	$28.28		$24.96	$18.01	$24.26	$31.98	$36.82

Investment Activities:
Net investment income (loss) (a)	0.17		0.03	0.05	0.07	(0.04)	0.09
Net realized and unrealized gains (losses) on investments	(0.58)		3.53	6.92	(6.32)	(7.68)	(4.79)

Total income (loss) from investment activities	(0.41)		3.56	6.97	(6.25)	(7.72)	(4.70)

Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.02)	—	—	—
Net realized gains on investments	—		(0.21)	—	—	—	(0.14)

Total distributions	—		(0.24)	(0.02)	—	—	(0.14)

Net Asset Value, End of Period	$27.87		$28.28	$24.96	$18.01	$24.26	$31.98

Total Return	(1.45	)% (b)	14.32%	38.73%	(25.76)%	(24.14)%	(12.75)%

Ratios to Average Net Assets:
Gross expenses (c)	1.73%		1.78%	1.91%	2.03%	1.89%	1.65%
Net expenses (c)	1.73%		1.78%	1.91%	1.98%	1.89%	1.65%
Net investment income (loss) (c)	1.26%		0.12%	0.25%	0.33%	(0.14)%	0.26%

Supplemental Data:
Net assets, end of period (000’s)	$104,795		$140,608	$142,019	$33,119	$52,253	$25,004
Portfolio turnover rate (d)	111	% (b)	319%	376%	1,280%	1,002%	1,434%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

37

PROFUNDS VP
ProFund VP Financials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials - Composition
% of Index

Banks	46.29%
General Finance	22.62%
Nonlife Insurance	16.14%
Real Estate	10.14%
Life Insurance	4.81%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks (100.0%)
	Shares	Value

ACE, Ltd. (Insurance)	2,420	$108,537
Affiliated Managers Group, Inc * (Diversified Financial Services)	220	15,033
AFLAC, Inc. (Insurance)	4,180	180,910
Allmerica Financial Corp. * (Insurance)	440	16,320
Allstate Corp. (Insurance)	5,720	341,770
AMB Property Corp. ( REIT)	660	28,664
Ambac Financial Group, Inc. (Insurance)	880	61,389
American Express Co. (Diversified Financial Services)	9,460	503,556
American Financial Realty Trust ( REIT)	1,100	16,918
American International Group, Inc. (Insurance)	19,360	1,124,816
American National Insurance Co. (Insurance)	220	25,232
AmeriCredit Corp. * (Diversified Financial Services)	1,320	33,660
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	2,420	44,988
Amerus Group Co. (Insurance)	440	21,142
AmSouth Bancorp (Banks)	3,080	80,080
Annaly Mortgage Management, Inc. ( REIT)	1,100	19,723
AON Corp. (Insurance)	2,200	55,088
Apartment Investment and Management Co.—Class A ( REIT)	880	36,010
Archstone-Smith Trust ( REIT)	1,760	67,971
Arden Realty Group, Inc. ( REIT)	660	23,747
Arthur J.Gallagher & Co. (Insurance)	880	23,874
Associated Banc-Corp (Banks)	1,100	37,026
Assurant, Inc. (Insurance)	880	31,768
Astoria Financial Corp. (Savings & Loans)	880	25,054
Avalonbay Communities, Inc. ( REIT)	660	53,328
Axis Capital Holdings, Ltd. (Insurance)	880	24,904
BancorpSouth, Inc. (Banks)	660	15,576
Bank of America Corp. (Banks)	34,320	1,565,334
Bank of Hawaii Corp. (Banks)	440	22,330
Bank of New York Co., Inc. (Banks)	6,600	189,948
BB&T Corp. (Banks)	4,620	184,661
Bear Stearns Cos., Inc. (Diversified Financial Services)	880	91,467
Boston Properties, Inc. ( REIT)	880	61,600
BRE Properties, Inc.—Class A ( REIT)	440	18,414
Brown & Brown, Inc. (Insurance)	440	19,774
Camden Property Trust ( REIT)	440	23,650
Capital Automotive ( REIT)	440	16,795
Capital One Financial Corp. (Diversified Financial Services)	2,200	176,022
CarrAmerica Realty Corp. ( REIT)	440	15,919
Catellus Development Corp. ( REIT)	660	21,648
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	440	19,298
CBL & Associates Properties, Inc. ( REIT)	440	18,951
Centerpoint Properties Corp. ( REIT)	440	18,612
Chicago Mercantile Exchange (Diversified Financial Services)	220	65,010
Chubb Corp. (Insurance)	1,540	131,839
Cincinnati Financial Corp. (Insurance)	1,320	52,219
CIT Group, Inc. (Diversified Financial Services)	1,760	75,627
Citigroup, Inc. (Diversified Financial Services)	44,000	2,034,120
City National Corp. (Banks)	440	31,552
Colonial Properties Trust ( REIT)	220	9,680
Comerica, Inc. (Banks)	1,540	89,012
Commerce Bancorp, Inc. (Banks)	1,320	40,009
Commerce Bancshares, Inc. (Banks)	660	33,271
Commerce Group, Inc. (Insurance)	220	13,664
Compass Bancshares, Inc. (Banks)	1,100	49,500
Conseco, Inc. * (Insurance)	1,320	28,802
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,840	186,872
Crescent Real Estate Equities Co. ( REIT)	880	16,500
Cullen/Frost Bankers, Inc. (Banks)	440	20,966
Developers Diversified Realty Corp. ( REIT)	880	40,445
Duke-Weeks Realty Corp. ( REIT)	1,320	41,791
E*TRADE Financial Corp. * (Diversified Financial Services)	3,080	43,089
East-West Bancorp, Inc. (Banks)	440	14,780
Eaton Vance Corp. (Diversified Financial Services)	1,100	26,301
Edwards (A.G.), Inc. (Diversified Financial Services)	660	29,799
Endurance Specialty Holdings (Insurance)	440	16,641
Equifax, Inc. (Commercial Services)	1,100	39,281
Equity Office Properties Trust ( REIT)	3,520	116,512
Equity Residential Properties Trust ( REIT)	2,420	89,104
Essex Property Trust, Inc. ( REIT)	220	18,273
Everest Re Group, Ltd. (Insurance)	440	40,920
Fannie Mae (Diversified Financial Services)	8,140	475,376
Federal Realty Investment Trust ( REIT)	440	25,960
Federated Investors, Inc.—Class B (Diversified Financial Services)	880	26,409
Fidelity National Financial, Inc. (Insurance)	1,320	47,111
Fifth Third Bancorp (Banks)	3,960	163,192
First American Financial Corp. (Insurance)	660	26,492

See accompanying notes to the financial statements.

38

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

First Horizon National Corp. (Banks)	1,100	$46,420
First Industrial Realty Trust, Inc. ( REIT)	440	17,556
First Midwest Bancorp, Inc. (Banks)	440	15,475
First Niagara Financial Group, Inc. (Savings & Loans)	1,100	16,038
FirstMerit Corp. (Banks)	660	17,233
Forest City Enterprises, Inc.—Class A (Real Estate)	220	15,620
Franklin Resources, Inc. (Diversified Financial Services)	1,100	84,678
Freddie Mac (Diversified Financial Services)	5,940	387,466
Fremont General Corp. (Banks)	660	16,058
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,100	15,730
Fulton Financial Corp. (Banks)	1,320	23,760
General Growth Properties, Inc. ( REIT)	1,980	81,358
Genworth Financial, Inc. (Diversified Financial Services)	1,980	59,855
Golden West Financial Corp. (Savings & Loans)	2,640	169,963
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,520	359,110
Hartford Financial Services Group, Inc. (Insurance)	2,420	180,968
HCC Insurance Holdings, Inc. (Insurance)	660	24,994
Health Care Property Investors, Inc. ( REIT)	1,100	29,744
Health Care REIT, Inc. ( REIT)	440	16,584
Healthcare Realty Trust, Inc. ( REIT)	440	16,988
Hibernia Corp. (Banks)	1,320	43,798
Hospitality Properties Trust ( REIT)	660	29,086
Host Marriott Corp. ( REIT)	2,860	50,050
HRPT Properties Trust ( REIT)	1,760	21,877
Hudson City Bancorp, Inc. (Savings & Loans)	5,060	57,735
Huntington Bancshares, Inc. (Banks)	1,760	42,486
IMPAC Mortgage Holdings, Inc. ( REIT)	660	12,309
Independence Community Bank Corp. (Savings & Loans)	660	24,374
IndyMac Bancorp, Inc. (Diversified Financial Services)	440	17,921
Investors Financial Services Corp. (Banks)	660	24,961
iStar Financial, Inc. ( REIT)	880	36,599
J.P. Morgan Chase & Co. (Diversified Financial Services)	30,140	1,064,545
Janus Capital Group, Inc. (Diversified Financial Services)	1,980	29,779
Jefferies Group, Inc. (Diversified Financial Services)	440	16,672
Jefferson-Pilot Corp. (Insurance)	1,100	55,462
KeyCorp (Banks)	3,520	116,688
Kimco Realty Corp. ( REIT)	880	51,841
Legg Mason, Inc. (Diversified Financial Services)	880	91,617
Liberty Property Trust ( REIT)	660	29,245
Lincoln National Corp. (Insurance)	1,540	72,257
Loews Corp. (Insurance)	1,100	85,250
M&T Bank Corp. (Banks)	660	69,406
Macerich Co. ( REIT)	440	29,502
Mack-Cali Realty Corp. ( REIT)	440	19,932
Marsh & McLennan Cos., Inc. (Insurance)	4,400	121,880
Marshall & Ilsley Corp. (Banks)	1,540	68,453
MBIA, Inc. (Insurance)	1,100	65,241
MBNA Corp. (Diversified Financial Services)	9,460	247,474
Mellon Financial Corp. (Banks)	3,520	100,989
Mercantile Bankshares Corp. (Banks)	660	34,010
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,260	399,373
MetLife, Inc. (Insurance)	3,520	158,189
MGIC Investment Corp. (Insurance)	880	57,394
Mills Corp. ( REIT)	440	26,748
Moneygram International, Inc. (Software)	660	12,619
Montpelier RE Holdings, Ltd. (Insurance)	440	15,215
Moody’s Corp. (Commercial Services)	2,200	98,912
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,360	438,649
National City Corp. (Banks)	4,840	165,141
Nationwide Financial Services (Insurance)	440	16,694
New Century Financial Corp. ( REIT)	440	22,638
New Plan Excel Realty Trust, Inc. ( REIT)	880	23,910
New York Community Bancorp (Savings & Loans)	1,980	35,878
North Fork Bancorp, Inc. (Banks)	3,740	105,057
Northern Trust Corp. (Banks)	1,540	70,209
Old Republic International Corp. (Insurance)	1,540	38,947
Pan Pacific Retail Properties ( REIT)	440	29,207
PartnerRe, Ltd. (Insurance)	440	28,345
People’s Bank (Savings & Loans)	440	13,306
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,540	55,902
PMI Group, Inc. (Insurance)	880	34,302
PNC Financial Services Group (Banks)	2,420	131,793
Popular, Inc. (Banks)	1,980	49,876
Prentiss Properties Trust ( REIT)	440	16,034
Principal Financial Group, Inc. (Insurance)	2,420	101,398
Progressive Corp. (Insurance)	1,540	152,167
Prologis ( REIT)	1,540	61,970
Protective Life Corp. (Insurance)	440	18,577
Providian Financial Corp. * (Diversified Financial Services)	2,420	42,665
Prudential Financial, Inc. (Insurance)	4,400	288,904
Public Storage, Inc. ( REIT)	660	41,745
Radian Group, Inc. (Insurance)	660	31,165
Raymond James Financial Corp. (Diversified Financial Services)	440	12,430
Rayonier, Inc. (Forest Products & Paper)	440	23,333
Realty Income Corp. ( REIT)	660	16,526
Reckson Associates Realty Corp. ( REIT)	660	22,143
Regency Centers Corp. ( REIT)	440	25,168
Regions Financial Corp. (Banks)	3,960	134,165
RenaissanceRe Holdings (Insurance)	660	32,498
SAFECO Corp. (Insurance)	1,100	59,774
Schwab (Diversified Financial Services)	9,460	106,709
SEI Investments Co. (Software)	660	24,651
Shurgard Storage Centers, Inc.—Class A ( REIT)	440	20,222
Simon Property Group, Inc. ( REIT)	1,980	143,529
Sky Financial Group, Inc. (Banks)	880	24,798
SL Green Realty Corp. ( REIT)	440	28,380
SLM Corp. (Diversified Financial Services)	3,520	178,816
South Financial Group, Inc. (Banks)	660	18,757
Sovereign Bancorp, Inc. (Savings & Loans)	3,080	68,807
St. Joe Co. (Real Estate)	660	53,817
St. Paul Cos., Inc. (Insurance)	5,720	226,112
StanCorp Financial Group, Inc. (Insurance)	220	16,848
State Street Corp. (Banks)	2,860	137,995
SunTrust Banks, Inc. (Banks)	3,080	222,499
SVB Financial Group * (Banks)	220	10,538
Synovus Financial Corp. (Banks)	2,200	63,074
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,100	68,860
Taubman Centers, Inc. ( REIT)	440	15,000
TCF Financial Corp. (Banks)	1,100	28,468
TD Banknorth, Inc. (Banks)	660	19,668
The Colonial BancGroup, Inc. (Banks)	1,320	29,119
Thornburg Mortgage Asset Corp. ( REIT)	880	25,634
Torchmark Corp. (Insurance)	880	45,936
Trizec Properties, Inc. ( REIT)	880	18,102
U.S. Bancorp (Banks)	15,840	462,528

See accompanying notes to the financial statements.

39

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

UnionBanCal Corp. (Banks)	440	$29,445
United Dominion Realty Trust, Inc. ( REIT)	1,100	26,455
Unitrin, Inc. (Insurance)	440	21,604
UnumProvident Corp. (Insurance)	2,420	44,334
Valley National Bancorp (Banks)	880	20,574
Ventas, Inc. ( REIT)	660	19,932
Vornado Realty Trust ( REIT)	1,100	88,440
W.R. Berkley Corp. (Insurance)	880	31,398
Wachovia Corp. (Banks)	13,420	665,632
Washington Federal, Inc. (Savings & Loans)	660	15,523
Washington Mutual, Inc. (Savings & Loans)	7,480	304,360
Webster Financial Corp. (Banks)	440	20,544
Weingarten Realty Investors ( REIT)	660	25,885
Wells Fargo & Co. (Banks)	14,300	880,593
Westamerica Bancorporation (Banks)	220	11,618
Whitney Holding Corp. (Banks)	440	14,357
Willis Group Holdings, Ltd. (Insurance)	1,100	35,992
Wilmington Trust Corp. (Banks)	660	23,767
XL Capital, Ltd.—Class A (Insurance)	1,100	81,862
Zions Bancorp (Banks)	660	48,530

TOTAL COMMON STOCKS
(Cost $16,243,600)		21,547,341

TOTAL INVESTMENT SECURITIES
(Cost $16,243,600)—100.0%		21,547,341
Net other assets (liabilities)—NM		3,413

NET ASSETS—100.0%		$21,550,754

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Banks	30.4%
Commercial Services	0.6%
Diversified Financial Services	34.5%
Forest Products & Paper	0.4%
Insurance	21.1%
Real Estate	0.4%
Real Estate Investment Trust	9.0%
Savings & Loans	3.4%
Software	0.2%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

40

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Investment securities, at value (cost $16,243,600)	$21,547,341
Dividends and interest receivable	30,115
Receivable for investments sold	1,076,320
Prepaid expenses	246

Total Assets	22,654,022

Liabilities:
Cash overdraft	68,311
Payable for capital shares redeemed	988,040
Advisory fees payable	13,571
Management services fees payable	2,714
Administration fees payable	576
Administrative services fees payable	8,645
Distribution fees payable	6,013
Trustee fees payable	3
Transfer agency fees payable	618
Fund accounting fees payable	977
Compliance services fees payable	88
Other accrued expenses	13,712

Total Liabilities	1,103,268

Net Assets	$21,550,754

Net Assets consist of:
Capital	$22,349,974
Accumulated net investment income (loss)	292,080
Accumulated net realized gains (losses) on investments	(6,395,041)
Net unrealized appreciation (depreciation) on investments	5,303,741

Net Assets	$21,550,754

Shares of Beneficial Interest Outstanding	657,007

Net Asset Value (offering and redemption price per share)	$32.80

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$298,228
Interest	27,158

Total Investment Income	325,386

Expenses:
Advisory fees	82,267
Management services fees	16,453
Administration fees	3,787
Transfer agency fees	5,521
Administrative services fees	47,787
Distribution fees	27,422
Custody fees	9,561
Fund accounting fees	8,591
Trustee fees	178
Compliance services fees	417
Other fees	11,221

Total Expenses	213,205

Net Investment Income (Loss)	112,181

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	19,931
Change in net unrealized appreciation/depreciation on investments	(1,160,345)

Net Realized and Unrealized Gains (Losses) on Investments	(1,140,414)

Change in Net Assets Resulting from Operations	$(1,028,233)

See accompanying notes to the financial statements.

41

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$112,181	$179,899
Net realized gains (losses) on investments	19,931	516,390
Change in net unrealized appreciation/depreciation on investments	(1,160,345)	2,096,724

Change in net assets resulting from operations	(1,028,233)	2,793,013

Distributions to Shareholders From:
Net investment income	—	(80,498)

Change in net assets resulting from distributions	—	(80,498)

Capital Transactions:
Proceeds from shares issued	40,514,945	172,821,010
Dividends reinvested	—	80,498
Cost of shares redeemed	(48,702,638)	(165,871,738)

Change in net assets resulting from capital transactions	(8,187,693)	7,029,770

Change in net assets	(9,215,926)	9,742,285
Net Assets:
Beginning of period	30,766,680	21,024,395

End of period	$21,550,754	$30,766,680

Accumulated net investment income (loss)	$292,080	$179,899

Share Transactions:
Issued	1,254,199	5,464,779
Reinvested	—	2,489
Redeemed	(1,507,525)	(5,241,228)

Change in shares	(253,326)	226,040

See accompanying notes to the financial statements.

42

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$33.80		$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss) (b)	0.16		0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	(1.16)		2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	(1.00)		3.17	6.91	(4.17)	(1.98)

Distributions to Shareholders From:
Net investment income	—		(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$32.80		$33.80	$30.72	$23.85	$28.02

Total Return	(2.96	)% (c)	10.34%	28.99%	(14.88)%	(6.60	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.94%		1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.94%		1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	1.02%		0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$21,551		$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	176	% (c)	595%	726%	1,341%	1,330	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

43

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Composition
% of Index

Pharmaceuticals & Biotechnology	58.15%
Health Care Equipment & Services	41.85%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	49,680	$2,434,817
Abgenix, Inc. * (Pharmaceuticals)	2,700	23,166
Advanced Medical Optics, Inc. * (Healthcare-Products)	2,160	85,860
Aetna, Inc. (Healthcare-Services)	9,180	760,288
Affymetrix, Inc. * (Biotechnology)	2,160	116,489
Albany Molecular Research, Inc. * (Commercial Services)	540	7,560
Alcon, Inc. (Healthcare-Products)	2,700	295,245
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,080	24,883
Alkermes, Inc. * (Pharmaceuticals)	2,700	35,694
Allergan, Inc. (Pharmaceuticals)	4,320	368,237
Alpharma, Inc. (Pharmaceuticals)	1,080	15,628
American Healthways, Inc. * (Healthcare-Services)	1,080	45,652
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,160	44,604
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	1,080	44,550
AMERIGROUP Corp. * (Healthcare-Services)	1,620	65,124
Amgen, Inc. * (Biotechnology)	40,500	2,448,631
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,240	67,813
Applera Corp.—Applied Biosystems Group (Electronics)	6,480	127,462
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,160	23,695
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,620	56,117
ArthroCare Corp. * (Healthcare-Products)	540	18,868
Bard (C.R.), Inc. (Healthcare-Products)	3,240	215,492
Barr Laboratories, Inc. * (Pharmaceuticals)	2,700	131,598
Bausch & Lomb, Inc. (Healthcare-Products)	1,620	134,460
Baxter International, Inc. (Healthcare-Products)	19,980	741,258
Beckman Coulter, Inc. (Healthcare-Products)	2,160	137,311
Becton, Dickinson & Co. (Healthcare-Products)	7,560	396,673
Beverly Enterprises, Inc. * (Healthcare-Services)	3,240	41,278
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	540	31,973
Biogen Idec, Inc. * (Biotechnology)	10,800	372,060
Biomet, Inc. (Healthcare-Products)	7,560	261,878
Biosite Diagnostics, Inc. * (Healthcare-Products)	540	29,695
Boston Scientific Corp. * (Healthcare-Products)	18,900	510,300
Bristol-Myers Squibb Co. (Pharmaceuticals)	62,640	1,564,747
Caremark Rx, Inc. * (Pharmaceuticals)	14,580	649,102
Celgene Corp. * (Biotechnology)	5,400	220,158
Cell Genesys, Inc. * (Biotechnology)	1,620	8,667
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,160	5,854
Centene Corp. * (Healthcare-Services)	1,080	36,266
Cephalon, Inc. * (Pharmaceuticals)	1,620	64,492
Charles River Laboratories International, Inc. * (Biotechnology)	2,160	104,220
Chiron Corp. * (Biotechnology)	3,240	113,044
CIGNA Corp. (Insurance)	4,320	462,370
Community Health Systems, Inc. * (Healthcare-Services)	2,700	102,033
Cooper Cos., Inc. (Healthcare-Products)	1,620	98,593
Covance, Inc. * (Healthcare-Services)	2,160	96,919
Coventry Health Care, Inc. * (Healthcare-Services)	3,240	229,230
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,620	21,335
CuraGen Corp. * (Biotechnology)	1,080	5,551
CV Therapeutics, Inc. * (Pharmaceuticals)	1,080	24,214
Cyberonics, Inc. * (Healthcare-Products)	540	23,431
CYTYC Corp. * (Healthcare-Products)	3,780	83,387
Dade Behring Holdings, Inc. * (Healthcare-Products)	1,620	105,316
Datascope Corp. (Healthcare-Products)	540	18,009
DaVita, Inc. * (Healthcare-Services)	3,240	147,355
Delta & Pine Land Co. (Agriculture)	1,080	27,065
DENTSPLY International, Inc. (Healthcare-Products)	2,160	116,640
Diagnostic Products Corp. (Healthcare-Products)	540	25,558
Edwards Lifesciences Corp. * (Healthcare-Products)	2,160	92,923
Eli Lilly & Co. (Pharmaceuticals)	30,780	1,714,754
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,160	56,765
Enzo Biochem, Inc. * (Biotechnology)	1,080	19,364
Enzon, Inc. * (Biotechnology)	1,620	10,498
eResearch Technology, Inc. * (Internet)	1,080	14,461
Express Scripts, Inc. * (Pharmaceuticals)	4,320	215,914
Fisher Scientific International, Inc. * (Electronics)	3,780	245,322
Forest Laboratories, Inc. * (Pharmaceuticals)	11,340	440,559

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks, continued
	Shares	Value

Gen-Probe, Inc. * (Healthcare-Products)	1,620	$58,693
Genentech, Inc. * (Biotechnology)	14,580	1,170,482
Genzyme Corp.—General Division * (Biotechnology)	8,100	486,729
Gilead Sciences, Inc. * (Pharmaceuticals)	14,040	617,620
Guidant Corp. (Healthcare-Products)	10,260	690,498
Haemonetics Corp. * (Healthcare-Products)	540	21,946
HCA, Inc. (Healthcare-Services)	13,500	765,044
Health Management Associates, Inc.—Class A (Healthcare-Services)	7,560	197,921
Health Net, Inc. * (Healthcare-Services)	3,780	144,245
Henry Schein, Inc. * (Healthcare-Products)	2,700	112,104
Hillenbrand Industries, Inc. (Healthcare-Products)	1,620	81,891
Hospira, Inc. * (Pharmaceuticals)	4,860	189,540
Human Genome Sciences, Inc. * (Biotechnology)	4,320	50,026
Humana, Inc. * (Healthcare-Services)	5,400	214,596
ICOS Corp. * (Biotechnology)	1,620	34,295
IDEXX Laboratories, Inc. * (Healthcare-Products)	1,080	67,316
ImClone Systems, Inc. * (Pharmaceuticals)	2,160	66,895
Immucor, Inc. * (Healthcare-Products)	1,620	46,899
Impax Laboratories, Inc. * (Pharmaceuticals)	1,620	25,434
INAMED Corp. * (Healthcare-Products)	1,080	72,328
Incyte Genomics, Inc. * (Biotechnology)	2,700	19,305
InterMune, Inc. * (Biotechnology)	1,080	14,083
Intuitive Surgical, Inc. * (Healthcare-Products)	1,080	50,371
Invacare Corp. (Healthcare-Products)	1,080	47,909
Invitrogen Corp. * (Biotechnology)	1,620	134,930
IVAX Corp. * (Pharmaceuticals)	7,020	150,930
Johnson & Johnson (Healthcare-Products)	95,040	6,177,600
Kinetic Concepts, Inc. * (Healthcare-Products)	1,620	97,200
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,560	78,775
Laboratory Corp. of America Holdings * (Healthcare-Services)	4,320	215,568
Lexicon Genetics, Inc. * (Biotechnology)	1,620	8,003
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,620	81,842
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	2,160	15,012
Lincare Holdings, Inc. * (Healthcare-Services)	3,240	132,322
Manor Care, Inc. (Healthcare-Services)	2,700	107,271
Maxygen, Inc. * (Biotechnology)	1,080	7,409
Medarex, Inc. * (Pharmaceuticals)	3,780	31,487
Medco Health Solutions, Inc. * (Pharmaceuticals)	8,640	461,030
Medicis Pharmaceutical Corp. * (Pharmaceuticals)	1,620	51,403
MedImmune, Inc. * (Biotechnology)	8,100	216,432
Medtronic, Inc. (Healthcare-Products)	38,880	2,013,595
Mentor Corp. (Healthcare-Products)	1,080	44,798
Merck & Co., Inc. (Pharmaceuticals)	70,740	2,178,792
MGI Pharma, Inc. * (Pharmaceuticals)	2,160	47,002
Millennium Pharmaceuticals, Inc. * (Biotechnology)	9,720	90,104
Millipore Corp. * (Biotechnology)	1,620	91,903
Molecular Devices Corp. * (Electronics)	540	11,680
Mylan Laboratories, Inc. (Pharmaceuticals)	7,560	145,454
Myriad Genetics, Inc. * (Biotechnology)	1,080	16,902
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,620	24,673
Nektar Therapeutics * (Biotechnology)	2,700	45,468
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,080	45,425
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	540	9,439
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,080	12,258
Odyssey Healthcare, Inc. * (Healthcare-Services)	1,080	15,574
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,080	25,790
Orthodontic Centers of America, Inc. * (Healthcare-Services)	1,620	3,046
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,620	66,209
Owens & Minor, Inc. (Distribution/Wholesale)	1,080	34,938
PacifiCare Health Systems, Inc. * (Healthcare-Services)	2,700	192,915
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,080	34,355
PAREXEL International Corp. * (CommercialServices)	1,080	21,438
Patterson Dental Co. * (Healthcare-Products)	3,780	170,402
Pediatrix Medical Group, Inc. * (Healthcare-Services)	540	39,712
Perrigo Co. (Pharmaceuticals)	2,700	37,638
Pfizer, Inc. (Pharmaceuticals)	241,380	6,657,260
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,620	75,913
PolyMedica Corp. (Healthcare-Products)	1,080	38,513
Protein Design Labs, Inc. * (Biotechnology)	3,240	65,480
PSS World Medical, Inc. * (Healthcare-Products)	2,160	26,892
Quest Diagnostics, Inc. (Healthcare-Services)	5,400	287,658
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,080	9,061
Renal Care Group, Inc. * (Healthcare-Services)	2,160	99,576
ResMed, Inc. * (Healthcare-Products)	1,080	71,269
Respironics, Inc. * (Healthcare-Products)	2,700	97,497
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,160	9,526
Schering-Plough Corp. (Pharmaceuticals)	46,980	895,439
Sepracor, Inc. * (Pharmaceuticals)	3,240	194,432
Sierra Health Services, Inc. * (Healthcare-Services)	540	38,588
St. Jude Medical, Inc. * (Healthcare-Products)	11,340	494,537
STERIS Corp. * (Healthcare-Products)	2,160	55,663
Stryker Corp. (Healthcare-Products)	9,180	436,601
Sunrise Assisted Living, Inc. * (Healthcare-Services)	540	29,149
Sybron Dental Special, Inc. * (Healthcare-Products)	1,080	40,630
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	540	15,698
Techne Corp. * (Healthcare-Products)	1,080	49,583
Telik, Inc. * (Biotechnology)	1,620	26,341
Tenet Healthcare Corp. * (Healthcare-Services)	15,120	185,069
The Medicines Co. * (Pharmaceuticals)	1,620	37,892
Thermo Electron Corp. * (Electronics)	5,400	145,098
Transkaryotic Therapies, Inc. * (Biotechnology)	540	19,753
Triad Hospitals, Inc. * (Healthcare-Services)	2,700	147,528
Trimeris, Inc. * (Pharmaceuticals)	540	5,389
United Surgical Partners International, Inc. * (Healthcare-Services)	540	28,123
United Therapeutics Corp. * (Pharmaceuticals)	540	26,028
UnitedHealth Group, Inc. (Healthcare-Services)	40,500	2,111,669
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,620	100,732
Valeant Pharmaceuticals International (Pharmaceuticals)	2,700	47,601
Varian Medical Systems, Inc. * (Healthcare-Products)	4,320	161,266
Varian, Inc. * (Electronics)	1,080	40,813
Ventana Medical Systems, Inc. * (Healthcare-Products)	1,080	43,448
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,700	45,468
Viasys Healthcare, Inc. * (Healthcare-Products)	1,080	24,397
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	2,160	60,264
Waters Corp. * (Electronics)	3,780	140,503
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,240	95,774
WellChoice, Inc. * (Healthcare-Services)	1,080	75,028

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2005
(unaudited)
Common Stocks, continued
	Shares	Value

WellPoint, Inc. * (Healthcare-Services)	19,440	$1,353,801
Wyeth (Pharmaceuticals)	42,660	1,898,370
Zimmer Holdings, Inc. * (Healthcare-Products)	8,100	616,977

TOTAL COMMON STOCKS
(Cost $43,960,982)		53,037,666

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $483,037 (Collateralized by $487,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $489,174)	$483,000	483,000

TOTAL REPURCHASE AGREEMENTS
(Cost $483,000)		483,000

TOTAL INVESTMENT SECURITIES
(Cost $44,443,982)—101.0%		53,520,666
Net other assets (liabilities)—(1.0)%		(506,150)

NET ASSETS—100.0%		$53,014,516

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Agriculture	0.1%
Biotechnology	11.4%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.3%
Healthcare-Products	28.9%
Healthcare-Services	15.4%
Insurance	0.9%
Internet	NM
Pharmaceuticals	41.8%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Health Care
(unaudited)
Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $43,960,982)	$53,037,666
Repurchase agreements, at cost	483,000

Total Investment Securities	53,520,666
Cash	162
Dividends and interest receivable	66,426
Prepaid expenses	400

Total Assets	53,587,654

Liabilities:
Payable for capital shares redeemed	444,854
Advisory fees payable	45,402
Management services fees payable	9,081
Administration fees payable	1,925
Administrative services fees payable	27,702
Distribution fees payable	17,423
Trustee fees payable	11
Transfer agency fees payable	2,067
Fund accounting fees payable	2,931
Compliance services fees payable	295
Other accrued expenses	21,447

Total Liabilities	573,138

Net Assets	$53,014,516

Net Assets consist of:
Capital	$58,385,813
Accumulated net investment income (loss)	(119,490)
Accumulated net realized gains (losses) on investments	(14,328,491)
Net unrealized appreciation (depreciation) on investments	9,076,684

Net Assets	$53,014,516

Shares of Beneficial Interest Outstanding	1,940,802

Net Asset Value (offering and redemption price per share)	$27.32

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$345,406
Interest	878

Total Investment Income	346,284

Expenses:
Advisory fees	187,316
Management services fees	37,464
Administration fees	8,422
Transfer agency fees	9,015
Administrative services fees	114,926
Distribution fees	62,439
Custody fees	14,648
Fund accounting fees	12,941
Trustee fees	235
Compliance services fees	692
Other fees	17,676

Total Expenses	465,774

Net Investment Income (Loss)	(119,490)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,119,354)
Change in net unrealized appreciation/depreciation on investments	2,810,068

Net Realized and Unrealized Gains (Losses) on Investments	1,690,714

Change in Net Assets Resulting from Operations	$1,571,224

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(119,490)	$(209,147)
Net realized gains (losses) on investments	(1,119,354)	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	2,810,068	1,876,020

Change in net assets resulting from operations	1,571,224	(892,613)

Capital Transactions:
Proceeds from shares issued	117,862,389	199,660,544
Cost of shares redeemed	(106,436,303)	(184,036,396)

Change in net assets resulting from capital transactions	11,426,086	15,624,148

Change in net assets	12,997,310	14,731,535
Net Assets:
Beginning of period	40,017,206	25,285,671

End of period	$53,014,516	$40,017,206

Accumulated net investment income (loss)	$(119,490)	$—

Share Transactions:
Issued	4,403,170	7,553,376
Redeemed	(3,977,094)	(7,018,303)

Change in shares	426,076	535,073

See accompanying notes to the financial statements.

48

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$26.42		$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	0.96		0.74 (c)	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	0.90		0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$27.32		$26.42	$25.81	$21.98	$28.43

Total Return	3.41	% (d)	2.36%	17.42%	(22.69)%	(5.23	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.86%		1.91%	2.04%	2.14%	2.06%
Net expenses (e)	1.86%		1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (e)	(0.48)%		(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$53,015		$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (f)	207	% (d)	464%	877%	897%	1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Technology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Composition
% of Index

Technology Hardware & Equipment	60.34%
Software & Computer Services	39.66%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Common Stocks (100.9%)
	Shares	Value

3Com Corp. * (Telecommunications)	2,816	$10,250
ADC Telecommunications, Inc. * (Telecommunications)	704	15,326
Adobe Systems, Inc. (Software)	3,520	100,742
ADTRAN, Inc. (Telecommunications)	352	8,726
Advanced Micro Devices, Inc. * (Semiconductors)	2,816	48,829
Agere Systems, Inc. * (Semiconductors)	1,408	16,896
Akamai Technologies, Inc. * (Internet)	704	9,244
Altera Corp. * (Semiconductors)	2,464	48,836
Amdocs, Ltd. * (Telecommunications)	1,408	37,213
American Power Conversion Corp. (Electrical Components & Equipment)	1,408	33,215
American Tower Corp. * (Telecommunications)	1,760	36,995
Analog Devices, Inc. (Semiconductors)	2,464	91,932
Andrew Corp. * (Telecommunications)	1,056	13,475
Anteon International Corp. * (Computers)	352	16,058
Apple Computer, Inc. * (Computers)	5,632	207,314
Applied Materials, Inc. (Semiconductors)	11,616	187,947
Applied Micro Circuits Corp. * (Semiconductors)	2,112	5,407
Ask Jeeves, Inc. * (Internet)	352	10,627
Atmel Corp. * (Semiconductors)	3,168	7,508
ATMI, Inc. * (Semiconductors)	352	10,212
Autodesk, Inc. (Software)	1,760	60,491
Avaya, Inc. * (Telecommunications)	3,168	26,358
Avocent Corp. * (Internet)	352	9,201
Axcelis Technologies, Inc. * (Semiconductors)	704	4,829
BEA Systems, Inc. * (Software)	2,816	24,724
BMC Software, Inc. * (Software)	1,408	25,274
Broadcom Corp.—Class A * (Semiconductors)	1,760	62,498
Brocade Communications Systems, Inc. * (Computers)	1,760	6,829
CACI International, Inc.—Class A * (Computers)	352	22,232
Cadence Design Systems, Inc. * (Computers)	1,760	24,042
Cerner Corp. * (Software)	352	23,925
Check Point Software Technologies, Ltd. * (Internet)	1,408	27,878
CIENA Corp. * (Telecommunications)	3,872	8,092
Cisco Systems, Inc. * (Telecommunications)	45,408	867,746
Citrix Systems, Inc. * (Software)	1,056	22,873
Cognizant Technology Solutions Corp. * (Computers)	1,056	49,769
Computer Associates International, Inc. (Software)	3,168	87,057
Computer Sciences Corp. * (Computers)	1,408	61,530
Compuware Corp. * (Software)	2,464	17,716
Comverse Technology, Inc. * (Telecommunications)	1,408	33,299
Corning, Inc. * (Telecommunications)	9,856	163,807
Credence Systems Corp. * (Semiconductors)	704	6,371
Cree Research, Inc. * (Semiconductors)	352	8,965
Crown Castle International Corp. * (Telecommunications)	1,408	28,611
CSG Systems International, Inc. * (Software)	352	6,681
Cymer, Inc. * (Electronics)	352	9,275
Cypress Semiconductor Corp. * (Semiconductors)	704	8,863
Dell, Inc. * (Computers)	15,136	598,023
Diebold, Inc. (Computers)	352	15,879
Digital River, Inc. * (Internet)	352	11,176
DST Systems, Inc. * (Computers)	352	16,474
Dycom Industries, Inc. * (Engineering & Construction)	352	6,973
EarthLink, Inc. * (Internet)	1,056	9,145
Electronic Data Systems Corp. (Computers)	3,520	67,760
Electronics for Imaging, Inc. * (Computers)	352	7,406
EMC Corp. * (Computers)	16,544	226,818
Emulex Corp. * (Semiconductors)	704	12,855
F5 Networks, Inc. * (Internet)	352	16,627
Fair IsaacCorp. (Software)	352	12,848
Fairchild Semiconductor International, Inc. * (Semiconductors)	704	10,384
Filenet Corp. * (Software)	352	8,849
Foundry Networks, Inc. * (Telecommunications)	704	6,076
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	2,816	59,164
Gateway, Inc. * (Computers)	1,760	5,808
Google, Inc. * (Internet)	704	207,082
Harris Corp. (Telecommunications)	1,056	32,958
Hewlett-Packard Co. (Computers)	20,064	471,705
Hutchinson Technology, Inc. * (Computers)	352	13,556
Hyperion Solutions Corp. * (Software)	352	14,164
IKON Office Solutions, Inc. (Office/Business Equipment)	704	6,695
Imation Corp. (Computers)	352	13,654
Informatica Corp. * (Software)	704	5,907
Infospace, Inc. * (Internet)	352	11,591
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	704	11,025
Insight Enterprises, Inc. * (Retail)	352	7,103

See accompanying notes to the financial statements.

50

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Common Stocks, continued
	Shares	Value

Integrated Circuit Systems, Inc. * (Semiconductors)	352	$7,265
Integrated Device Technology, Inc. * (Semiconductors)	704	7,568
Intel Corp. (Semiconductors)	43,648	1,137,467
Interdigital Communications Corp. * (Telecommunications)	352	6,160
Intergraph Corp. * (Computers)	352	12,130
International Business Machines Corp. (Computers)	11,616	861,907
International Rectifier Corp. * (Semiconductors)	352	16,797
Internet Security Systems, Inc. * (Internet)	352	7,142
Intersil Corp.—Class A (Semiconductors)	1,056	19,821
Intuit, Inc. * (Software)	1,056	47,636
Jack Henry & Associates, Inc. (Computers)	352	6,445
JDS Uniphase Corp. * (Telecommunications)	9,504	14,446
Juniper Networks, Inc. * (Telecommunications)	3,872	97,497
Keane, Inc. * (Software)	352	4,822
KLA -Tencor Corp. (Semiconductors)	1,408	61,530
Kronos, Inc. * (Computers)	352	14,217
Lam Research Corp. * (Semiconductors)	1,056	30,561
Lexmark International, Inc.—Class A * (Computers)	1,056	68,460
Linear Technology Corp. (Semiconductors)	2,112	77,489
LSI Logic Corp. * (Semiconductors)	2,816	23,908
Lucent Technologies, Inc. * (Telecommunications)	29,568	86,043
Macromedia, Inc. * (Internet)	352	13,453
Macrovision Corp. * (Entertainment)	352	7,934
Marvell Technology Group, Ltd. * (Semiconductors)	1,408	53,560
Maxim Integrated Products, Inc. (Semiconductors)	2,112	80,700
Maxtor Corp. * (Computers)	1,760	9,152
McAfee, Inc. * (Internet)	1,056	27,646
Mentor Graphics Corp. * (Computers)	352	3,608
Mercury Interactive Corp. * (Software)	704	27,005
Micrel, Inc. * (Semiconductors)	352	4,055
Microchip Technology, Inc. (Semiconductors)	1,408	41,705
Micron Technology, Inc. * (Semiconductors)	4,224	43,127
Micros Systems, Inc. * (Computers)	352	15,752
Microsoft Corp. (Software)	66,528	1,652,557
Motorola, Inc. (Telecommunications)	16,896	308,521
National Semiconductor Corp. (Semiconductors)	2,464	54,282
NCR Corp. * (Computers)	1,408	49,449
Network Appliance, Inc. * (Computers)	2,464	69,657
Novell, Inc. * (Software)	2,464	15,277
Novellus Systems, Inc. * (Semiconductors)	1,056	26,094
NVIDIA Corp. * (Semiconductors)	1,056	28,216
OmniVision Technologies, Inc. * (Semiconductors)	352	4,784
Openwave Systems, Inc. * (Internet)	352	5,773
Oracle Corp. * (Software)	27,456	362,420
PalmOne, Inc. * (Computers)	352	10,479
Parametric Technology Corp. * (Software)	1,760	11,229
Perot Systems Corp.—Class A * (Computers)	352	5,005
Photronics, Inc. * (Semiconductors)	352	8,216
Pitney Bowes, Inc. (Office/Business Equipment)	1,760	76,648
Plantronics, Inc. (Telecommunications)	352	12,799
PMC-Sierra, Inc. * (Semiconductors)	1,056	9,852
Polycom, Inc. * (Telecommunications)	704	10,497
QLogic Corp. * (Semiconductors)	704	21,732
Qualcomm, Inc. (Telecommunications)	11,264	371,825
Rambus, Inc. * (Semiconductors)	704	9,420
Red Hat, Inc. * (Software)	1,056	13,834
Reynolds & Reynolds Co. (Computers)	352	9,515
RF Micro Devices, Inc. * (Telecommunications)	1,408	7,645
RSA Security, Inc. * (Internet)	352	4,041
SanDisk Corp. * (Computers)	1,408	33,412
Scientific-Atlanta, Inc. (Telecommunications)	1,056	35,133
Seagate Technology (Computers)	1,408	24,710
Semtech Corp. * (Semiconductors)	352	5,861
Siebel Systems, Inc. (Software)	3,168	28,195
Silicon Image, Inc. * (Semiconductors)	352	3,612
Silicon Laboratories, Inc. * (Semiconductors)	352	9,226
Skyworks Solutions, Inc. * (Semiconductors)	1,056	7,783
Sonus Networks, Inc. * (Telecommunications)	1,760	8,413
SpectraSite, Inc. * (Telecommunications)	352	26,199
Storage Technology Corp. * (Computers)	704	25,548
Sun Microsystems, Inc. * (Computers)	22,880	85,342
SunGard Data Systems, Inc. * (Computers)	2,112	74,279
Sybase, Inc. * (Software)	704	12,918
Symantec Corp. * (Internet)	4,928	107,135
Synopsys, Inc. * (Computers)	1,056	17,604
Tech Data Corp. * (Distribution/Wholesale)	352	12,887
Tekelec * (Telecommunications)	352	5,914
Tellabs, Inc. * (Telecommunications)	2,816	24,499
Teradyne, Inc. * (Semiconductors)	1,408	16,854
Tessera Technologies, Inc. * (Semiconductors)	352	11,760
Texas Instruments, Inc. (Semiconductors)	11,616	326,061
Tibco Software, Inc. * (Internet)	1,408	9,208
Unisys Corp. * (Computers)	2,464	15,597
United Stationers, Inc. * (Distribution/Wholesale)	352	17,283
Unova, Inc. * (Machinery-Diversified)	352	9,374
UTStarcom, Inc. * (Telecommunications)	704	5,273
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	352	13,024
VeriSign, Inc. * (Internet)	1,760	50,618
Veritas Software Corp. * (Software)	2,816	68,710
Western Digital Corp. * (Computers)	1,408	18,895
Wind River Systems, Inc. * (Software)	704	11,039
Xerox Corp. * (Office/Business Equipment)	6,688	92,228
Xilinx, Inc. (Semiconductors)	2,464	62,832
Yahoo!, Inc. * (Internet)	8,800	304,920
Zebra Technologies Corp. * (Machinery-Diversified)	352	15,414

TOTAL COMMON STOCKS
(Cost $7,539,206)		12,197,928

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $15,001 (Collateralized by $16,000 Federal Home Loan Bank, 4.48%, 4/18/08, market value $16,071)	$15,000	15,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $7,554,206)—101.0%		12,212,928
Net other assets (liabilities)—(1.0)%		(125,386)

NET ASSETS—100.0%		$12,087,542

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Computers	26.8%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.3%

See accompanying notes to the financial statements.

51

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2005
(unaudited)

Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	7.0%
Machinery-Diversified	0.2%
Office/Business Equipment	1.5%
Retail	0.1%
Semiconductors	23.2%
Software	22.1%
Telecommunications	19.1%
Other **	(0.9)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities

June 30, 2005

Assets:
Securities, at value (cost $7,539,206)	$12,197,928
Repurchase agreements, at cost	15,000

Total Investment Securities	12,212,928
Cash	520
Dividends and interest receivable	3,123
Receivable for capital shares issued	235
Prepaid expenses	173

Total Assets	12,216,979

Liabilities:
Payable for capital shares redeemed	95,920
Advisory fees payable	10,103
Management services fees payable	2,020
Administration fees payable	428
Administrative services fees payable	6,224
Distribution fees payable	4,952
Trustee fees payable	3
Transfer agency fees payable	459
Fund accounting fees payable	734
Compliance services fees payable	66
Other accrued expenses	8,528

Total Liabilities	129,437

Net Assets	$12,087,542

Net Assets consist of:
Capital	$19,291,488
Accumulated net investment income (loss)	(11,951)
Accumulated net realized gains (losses) on investments	(11,850,717)
Net unrealized appreciation (depreciation) on investments	4,658,722

Net Assets	$12,087,542

Shares of Beneficial Interest Outstanding	840,287

Net Asset Value (offering and redemption price per share)	$14.39

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$46,817
Interest	311

Total Investment Income	47,128

Expenses:
Advisory fees	62,383
Management services fees	12,477
Administration fees	2,865
Transfer agency fees	3,005
Administrative services fees	33,503
Distribution fees	20,794
Custody fees	10,644
Fund accounting fees	4,712
Trustee fees	104
Compliance services fees	225
Other fees	6,192

Total Expenses	156,904

Net Investment Income (Loss)	(109,776)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,274,248
Change in net unrealized appreciation/depreciation on investments	(2,598,280)

Net Realized and Unrealized Gains (Losses) on Investments	(1,324,032)

Change in Net Assets Resulting from Operations	$(1,433,808)

See accompanying notes to the financial statements.

53

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(109,776)	$97,825
Net realized gains (losses) on investments	1,274,248	178,869
Change in net unrealized appreciation/depreciation on investments	(2,598,280)	(142,270)

Change in net assets resulting from operations	(1,433,808)	134,424

Distributions to Shareholders From:
Net realized gains on investments	—	(338,531)

Change in net assets resulting from distributions	—	(338,531)

Capital Transactions:
Proceeds from shares issued	24,872,588	116,684,220
Dividends reinvested	—	338,531
Cost of shares redeemed	(35,827,670)	(122,973,022)

Change in net assets resulting from capital transactions	(10,955,082)	(5,950,271)

Change in net assets	(12,388,890)	(6,154,378)
Net Assets:
Beginning of period	24,476,432	30,630,810

End of period	$12,087,542	$24,476,432

Accumulated net investment income (loss)	$(11,951)	$97,825

Share Transactions:
Issued	1,743,520	7,932,305
Reinvested	—	23,476
Redeemed	(2,502,948)	(8,324,595)

Change in shares	(759,428)	(368,814)

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the	For the	For the period
	six months ended		year ended		year ended	year ended	January 22, 2001( a) through
	June 30, 2005		December 31, 2004		December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$15.30		$15.56		$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss)( b)	(0.09)		0.06		(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.82)		(0.14	)( c)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	(0.91)		(0.08)		4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.18)		—	—	—

Net Asset Value, End of Period	$14.39		$15.30		$15.56	$10.66	$17.97

Total Return	(6.01	)%( d)	(0.43)%		45.97%	(40.68)%	(40.10	)%( d)
Ratios to Average Net Assets:
Gross expenses( e)	1.89%		1.87%		1.93%	2.27%	2.10%
Net expenses( e)	1.89%		1.87%		1.93%	1.98%	2.10%
Net investment income (loss)( e)	(1.32)%		0.40%		(1.47)%	(1.77)%	(1.91)%
Supplemental Data:
Net assets, end of period (000’s)	$12,088		$24,476		$30,631	$15,271	$15,410
Portfolio turnover rate( f)	141	%( d)	497%		702%	1,208%	2,548	%( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

55

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	35%
Futures Contracts	4%
Swap Agreements	87%

Total Exposure	126%

“Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments June 30, 2005
(unaudited)

U.S. Government Agency Obligations (45.8%)

	Principal Amount	Value

Federal Farm Credit Bank, 2.30%, 7/1/05	$8,369,000	$8,369,000
Federal Home Loan Bank, 2.30%, 7/1/05	8,369,000	8,369,000
Federal Home Loan Mortgage Corp., 2.30%, 7/1/05	8,369,000	8,369,000
Federal National Mortgage Association, 2.30%, 7/1/05	8,369,000	8,369,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,476,000)		33,476,000

U.S. Treasury Obligations (35.3%)

U.S. Treasury Bonds, 5.375%, 2/15/31	21,760,000	25,782,200

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,496,913)		25,782,200

Repurchase Agreements (11.5%)

UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $8,365,639 (Collateralized by $8,541,000 Federal National Mortgage Association, 2.625%-3.35%, 7/1/05-1/19/07, market value $8,533,265)	8,365,000	8,365,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,365,000)		8,365,000

TOTAL INVESTMENT SECURITIES
(Cost $67,337,913)—92.6%		67,623,200
Net other assets (liabilities)—7.4%		5,389,639

NET ASSETS—100.0%		$73,012,839

* All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $2,977,344)	25	$ (63)

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $63,398,619)	53,508,000	602,862

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $58,972,913)	$59,258,200
Repurchase agreements, at cost	8,365,000

Total Investment Securities	67,623,200
Segregated cash balances with custodian for swap agreements	302
Interest receivable	339,080
Receivable for capital shares issued	10,449,248
Unrealized appreciation on swap agreements	602,862
Prepaid expenses	481

Total Assets	79,015,173

Liabilities:
Cash overdraft	3,922
Payable for investments purchased	5,923,453
Variation margin on futures contracts	63
Advisory fees payable	22,671
Management services fees payable	6,801
Administration fees payable	1,443
Administrative services fees payable	23,425
Distribution fees payable	11,641
Trustee fees payable	9
Transfer agency payable	1,550
Fund accounting fees payable	2,113
Compliance services fees payable	221
Other accrued expenses	5,022

Total Liabilities	6,002,334

Net Assets	$73,012,839

Net Assets consist of:
Capital	$71,555,334
Accumulated net investment income (loss)	15,366
Accumulated net realized gains (losses) on investments	554,053
Net unrealized appreciation (depreciation) on investments	888,086

Net Assets	$73,012,839

Shares of Beneficial Interest Outstanding	2,103,340

Net Asset Value (offering and redemption price per share)	$34.71

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$950,843

Expenses:
Advisory fees	123,312
Management services fees	36,994
Administration fees	7,858
Transfer agency fees	7,205
Administrative services fees	122,842
Distribution fees	61,656
Custody fees	7,545
Fund accounting fees	9,817
Trustee fees	199
Compliance services fees	523
Other fees	9,788

Total Expenses	387,739

Net Investment Income (Loss)	563,104

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,570,915
Net realized gains (losses) on futures contracts	67,136
Net realized gains (losses) on swap agreements	3,040,085
Change in net unrealized appreciation/depreciation on investments	(11,830)

Net Realized and Unrealized Gains (Losses) on Investments	5,666,306

Change in Net Assets Resulting from Operations	$6,229,410

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$563,104	$380,734
Net realized gains (losses) on investments	5,678,136	(753,573)
Change in net unrealized appreciation/depreciation on investments	(11,830)	722,226

Change in net assets resulting from operations	6,229,410	349,387

Distributions to Shareholders From:
Net investment income	(547,738)	(380,734)
Net realized gains on investments	—	—
Return of capital	—	(17,360)

Change in net assets resulting from distributions	(547,738)	(398,094)

Capital Transactions:
Proceeds from shares issued	257,788,033	435,266,259
Dividends reinvested	547,738	398,094
Cost of shares redeemed	(234,609,723)	(428,786,941)

Change in net assets resulting from capital transactions	23,726,048	6,877,412

Change in net assets	29,407,720	6,828,705
Net Assets:
Beginning of period	43,605,119	36,776,414

End of period	$73,012,839	$43,605,119

Accumulated net investment income (loss)	$15,366	$—

Share Transactions:
Issued	7,954,809	14,822,761
Reinvested	16,855	13,248
Redeemed	(7,286,962)	(14,700,662)

Change in shares	684,702	135,347

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	six months ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$30.74		$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss) (b)	0.36		0.25	0.06	0.12
Net realized and unrealized gains (losses) on investments	3.97		2.09 (c)	(0.90)	4.89

Total income (loss) from investment activities.	4.33		2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.36)		(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	(3.23)	—
Return of capital	—		(0.01)	(1.33)	—

Total distributions	(0.36)		(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$34.71		$30.74	$28.66	$34.12

Total Return	14.18	% (d)	8.18%	(2.55)%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.57%		1.61%	1.74%	1.71%
Net expenses (e)	1.57%		1.61%	1.73%	1.71%
Net investment income (loss) (e)	2.28%		0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$73,013		$43,605	$36,776	$124,928
Portfolio turnover rate (f)	956	% (d)	1,258%	526%	269	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(127)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (83.2%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$30,054,000	$30,054,000
Federal Home Loan Bank *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal National Mortgage Association *, 2.30%, 7/1/05	30,054,000	30,054,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,216,000)		120,216,000

Repurchase Agreements (20.8%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $30,050,295 (Collateralized by $30,619,000 various U.S. Government Agency Obligations, 3.49%-5.50%, 12/28/05-2/6/09, market value $30,654,112)	30,048,000	30,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,048,000)		30,048,000

Options Purchased (NM)
	Contracts	Value

30-year U.S. Treasury Bond Call Option ** expiring December 2005 @ $134	500	$5,780

TOTAL OPTIONS PURCHASED
(Cost $9,313)		5,780

TOTAL INVESTMENT SECURITIES
(Cost $150,273,313)—104.0%		150,269,780
Net other assets (liabilities)—(4.0)%		(5,826,956)

NET ASSETS—100.0%		$144,442,824

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $4,406,469)	37	$(24,374)

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $179,335,580)	(151,358,000)	(1,928,698)

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $120,225,313)	$120,221,780
Repurchase agreements, at cost	30,048,000

Total Investment Securities	150,269,780
Cash	22,103
Segregated cash balances with brokers for futures contracts	37,055
Segregated cash balances with custodian for swap agreements	222
Interest receivable	2,295
Receivable for capital shares issued	2,420
Prepaid expenses	1,807

Total Assets	150,335,682

Liabilities:
Payable for capital shares redeemed	3,629,206
Unrealized depreciation on swap agreements	1,928,698
Variation margin on futures contracts	33,531
Advisory fees payable	96,495
Management services fees payable	19,299
Administration fees payable	4,087
Administrative services fees payable	80,398
Distribution fees payable	64,094
Trustee fees payable	24
Transfer agency fees payable	4,390
Fund accounting fees payable	5,986
Compliance services fees payable	627
Other accrued expenses	26,023

Total Liabilities	5,892,858

Net Assets	$144,442,824

Net Assets consist of:
Capital	$202,448,084
Accumulated net investment income (loss)	793,179
Accumulated net realized gains (losses) on investments	(56,841,834)
Net unrealized appreciation (depreciation) on investments	(1,956,605)

Net Assets	$144,442,824

Shares of Beneficial Interest Outstanding	7,970,759

Net Asset Value (offering and redemption price per share)	$18.12

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$2,303,439

Expenses:
Advisory fees	660,103
Management services fees	132,021
Administration fees	27,111
Transfer agency fees	27,941
Administrative services fees	345,669
Distribution fees	220,034
Custody fees	15,091
Fund accounting fees	38,052
Trustee fees	931
Compliance services fees	2,043
Other fees	41,264

Total Expenses	1,510,260

Net Investment Income (Loss)	793,179

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,063)
Net realized gains (losses) on futures contracts	144,802
Net realized gains (losses) on swap agreements	(26,821,913)
Change in net unrealized appreciation/depreciation on investments	1,419,141

Net Realized and Unrealized Gains (Losses) on Investments	(25,267,033)

Change in Net Assets Resulting from Operations	$(24,473,854)

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$793,179	$(761,828)
Net realized gains (losses) on investments	(26,686,174)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	1,419,141	(3,736,074)

Change in net assets resulting from operations	(24,473,854)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	191,470,775	671,758,955
Cost of shares redeemed	(202,192,259)	(536,161,497)

Change in net assets resulting from capital transactions	(10,721,484)	135,597,458

Change in net assets	(35,195,338)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$144,442,824	$179,638,162

Accumulated net investment income (loss)	$793,179	$—

Share Transactions:
Issued	9,635,263	29,134,922
Redeemed	(10,308,485)	(23,675,250)

Change in shares	(673,222)	5,459,672

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$20.78		$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.75)		(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(2.66)		(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$18.12		$20.78	$23.32	$24.32

Total Return	(12.80	)% (c)	(10.89)%	(4.11)%	(18.93	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.72%		1.75%	1.91%	2.13%
Net expenses (d)	1.72%		1.75%	1.91%	1.98%
Net investment income (loss) (d)	0.90%		(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$144,443		$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

63

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price

64

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFunds VP were not participating in Joint Accounts.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

65

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had

66

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds and 29 ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassifications.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

67

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2005, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007

ProFund VP Large-Cap Value	$—	$—	$745
ProFund VP Large-Cap Growth	—	—	4,731
ProFund VP Small-Cap Value	—	19,230	—
ProFund VP Financials	15,272	14,901	—
ProFund VP Health Care	11,355	12,012	—
ProFund VP Technology	17,759	—	—

68

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$137,320,674	$99,969,681
ProFund VP Large-Cap Growth	109,834,942	99,796,511
ProFund VP Small-Cap Value	303,261,891	381,045,671
ProFund VP Small-Cap Growth	390,590,506	420,769,992
ProFund VP Asia 30	78,464,945	81,543,317
ProFund VP Europe 30	114,839,096	150,003,656
ProFund VP Financials	40,341,835	49,940,813
ProFund VP Health Care	112,946,003	101,623,953
ProFund VP Technology	23,688,588	34,658,209

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$255,005,993	$246,733,377

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30 and ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Small-Cap Growth	$—	$439,610	$439,610
ProFund VP Asia 30	—	1,349,242	1,349,242
ProFund VP Europe 30	—	6,876,178	6,876,178
ProFund VP Health Care	1,381,236	545,130	1,926,366
ProFund VP Technology	—	3,749,619	3,749,619
ProFund VP U.S. Government Plus	1,671,792	581,813	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	27,661,702

As of the latest tax year end of December 31 2004, the following ProFund VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFund VP are investment options. To the extent that these carryovers are used to offset future capital gains it is probable that the gains, which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total

ProFund VP Small-Cap Value	$—	$—	$—	$180,229	$180,229
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	24,151,687
ProFund VP Financials	—	—	2,203,404	900,139	3,103,543
ProFund VP Health Care	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Technology	—	791,915	2,609,011	186,109	3,587,035
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

69

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Large-Cap Value	$41,341,462	$—	$(424,766)	$(424,76)
ProFund VP Large-Cap Growth	14,167,593	—	(809,694)	(809,69)
ProFund VP Small-Cap Value	93,126,428	4,784,243	(739,818)	4,044,425
ProFund VP Small-Cap Growth	162,351,553	17,704,625	(2,061,008)	15,643,61
ProFund VP Asia 30	35,169,469	6,321,817	(355,581)	5,966,23
ProFund VP Europe 30	93,756,788	12,440,554	(819,148)	11,621,40
ProFund VP Financials	19,683,008	1,898,499	(34,165)	1,864,333
ProFund VP Health Care	51,617,063	2,247,799	(344,196)	1,903,603
ProFund VP Technology	13,308,190	—	(1,095,262)	(1,095,26)
ProFund VP U.S. Government Plus	67,603,257	20,162	(219)	19,943
ProFund VP Rising Rates Opportunity	150,269,780	—	—	—

70

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05	Expense Ratio During Period 1/1/05 - 6/30/05

ProFund VP Large-Cap Value	$1,000.00	$986.00	$9.60	1.95%
ProFund VP Large-Cap Growth	1,000.00	965.20	9.50	1.95%
ProFund VP Small-Cap Value	1,000.00	1,005.40	9.30	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,011.40	8.98	1.80%
ProFund VP Asia 30	1,000.00	1,086.90	9.37	1.81%
ProFund VP Europe 30	1,000.00	985.50	8.52	1.73%
ProFund VP Financials	1,000.00	970.40	9.48	1.94%
ProFund VP Health Care	1,000.00	1,034.10	9.38	1.86%
ProFund VP Technology	1,000.00	939.90	9.09	1.89%
ProFund VP U.S. Government Plus	1,000.00	1,141.80	8.34	1.57%
ProFund VP Rising Rates Opportunity	1,000.00	872.00	7.98	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expenses Paid During Period* 1/1/05 - 6/30/05	Expense Ratio 1/1/05 - 6/30/05 During Period

ProFund VP Large-Cap Value	$1,000.00	$1,015.12	$9.74	1.95%
ProFund VP Large-Cap Growth	1,000.00	1,015.12	9.74	1.95%
ProFund VP Small-Cap Value	1,000.00	1,015.52	9.35	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,015.87	9.00	1.80%
ProFund VP Asia 30	1,000.00	1,015.82	9.05	1.81%
ProFund VP Europe 30	1,000.00	1,016.22	8.65	1.73%
ProFund VP Financials	1,000.00	1,015.17	9.69	1.94%
ProFund VP Health Care	1,000.00	1,015.57	9.30	1.86%
ProFund VP Technology	1,000.00	1,015.42	9.44	1.89%
ProFund VP U.S. Government Plus	1,000.00	1,017.01	7.85	1.57%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.27	8.60	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

71

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Not just funds, ProFundsSM Inverse ProFunds VP Bear

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bear

5	Notes to Financial Statements

10	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Bear
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(55)%
Swap Agreements	(45)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (72.4%)
	Principal
	Amount	Value

Federal Farm Credit Bank*, 2.30%, 7/1/05	$10,469,000	$10,469,000
Federal Home Loan Bank*, 2.30%, 7/1/05	10,469,000	10,469,000
Federal Home Loan Mortgage Corp.*, 2.30%, 7/1/05	10,469,000	10,469,000
Federal National Mortgage Association*, 2.30%, 7/1/05	10,469,000	10,469,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,876,000)		41,876,000

Repurchase Agreements (18.1%)

UBS*, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,465,799 (Collateralized by $10,677,000 various Federal Home Loan Bank Securities, 3.34%-4.48%, 7/15/05-4/18/08, market value $10,667,678)	10,465,000	10,465,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,465,000)		10,465,000

Options Purchased(NM)
	Contracts	Value

S&P 500 Futures Call Option** expiring August 2005 @ $1,500	150	$1,425

TOTAL OPTIONS PURCHASED
(Cost $2,475)		1,425

TOTAL INVESTMENT SECURITIES
(Cost $52,343,475)—90.5%		52,342,425
Net other assets (liabilities)—9.5%		5,502,630

NET ASSETS—100.0%		$57,845,055

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $31,966,250)	107	$195,597

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $20,593,508)	(17,286)	(10,441)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $5,313,796)	(4,460)	(2,679)

See accompanying notes to the financial statements.

1

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $41,878,475)	$41,877,425
Repurchase agreements, at cost	10,465,000

Total Investment Securities	52,342,425
Segregated cash balances with brokers for futures contracts	1,973,387
Segregated cash balances with custodian for swap agreements	240
Interest receivable	799
Receivable for capital shares issued	3,593,744
Variation margin on futures contracts	202,524
Prepaid expenses	601

Total Assets	58,113,720

Liabilities:
Cash overdraft	189,743
Payable for capital shares redeemed	902
Unrealized depreciation on swap agreements	13,120
Advisory fees payable	23,692
Management services fees payable	4,738
Administration fees payable	1,004
Administrative services fees payable	15,128
Distribution fees payable	8,236
Trustee fees payable	6
Transfer agency fees payable	1,080
Fund accounting fees payable	1,471
Compliance services fees payable	154
Other accrued expenses	9,390

Total Liabilities	268,665

Net Assets	$57,845,055

Net Assets consist of:
Capital	$97,687,848
Accumulated net investment income (loss)	181,290
Accumulated net realized gains (losses) on investments	(40,205,510)
Net unrealized appreciation (depreciation) on investments	181,427

Net Assets	$57,845,055

Shares of Beneficial Interest Outstanding	1,982,944

Net Asset Value (offering and redemption price per share)	$29.17

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$631,050

Expenses:
Advisory fees	183,227
Management services fees	36,646
Administration fees	7,933
Transfer agency fees	8,139
Administrative services fees	119,366
Distribution fees	61,076
Custody fees	9,010
Fund accounting fees	11,086
Trustee fees	244
Compliance services fees	582
Other fees	12,451

Total Expenses	449,760

Net Investment Income (Loss)	181,290

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,085)
Net realized gains (losses) on futures contracts	(949,959)
Net realized gains (losses) on swap agreements	175,654
Change in net unrealized appreciation/depreciation on investments	387,430

Net Realized and Unrealized Gains (Losses) on Investments	(400,960)

Change in Net Assets Resulting from Operations	$(219,670)

See accompanying notes to the financial statements.

2

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$181,290	$(439,239)
Net realized gains (losses) on investments	(788,390)	(9,814,616)
Change in net unrealized appreciation/depreciation on investments	387,430	845,793

Change in net assets resulting from operations	(219,670)	(9,408,062)

Capital Transactions:
Proceeds from shares issued	336,218,594	1,075,582,612
Cost of shares redeemed	(309,040,369)	(1,089,589,447)

Change in net assets resulting from capital transactions	27,178,225	(14,006,835)

Change in net assets	26,958,555	(23,414,897)
Net Assets:
Beginning of period	30,886,500	54,301,397

End of period	$57,845,055	$30,886,500

Accumulated net investment income (loss)	$181,290	$—

Share Transactions:
Issued	11,436,123	34,402,058
Redeemed	(10,532,602)	(35,025,154)

Change in shares	903,521	(623,096)

See accompanying notes to the financial statements.

3

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value,
Beginning of Period	$28.61		$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	0.45	(c)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	0.56		(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—		—	—	(0.08)	—

Net Asset Value, End of Period	$29.17		$28.61	$31.89	$42.29	$35.07

Total Return	1.96	% (d)	(10.29)%	(24.59)%	20.82%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.84%		1.90%	1.98%	2.03%	1.89%
Net expenses (e)	1.84%		1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (e)	0.74%		(0.70)%	(0.96)%	(0.57)%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$57,845		$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (f)	—	(d)	—	—	— (g)	1,144	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

4

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Bear (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase

5

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFund VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Joint Accounts

A ProFund VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

A ProFund VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes

6

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP ’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long ” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

7

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds and 39 active ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability. The ProFund VP has a tax fiscal year end of December 31st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each ProFund VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFund VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees. As transfer agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting

8

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2005, the reimbursements that may potentially be made by the ProFund VP are as follows:

Expires 2005

ProFund VP Bear	$14,160

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP Bear	$—	$—

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Bear	$24,085,413	$9,474,329	$33,559,742

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFund VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2011	Total

ProFund VP Bear	$1,611,372	$4,317,522	$5,928,894

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bear	$52,342,425	$—	$—	$—

9

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bear	$1,000.00	$1,019.60	$9.21	1.84%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Bear	$1,000.00	$1,015.67	$9.20	1.84%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

10

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Not just funds, ProFundsSM Ultra ProFund VP UltraBull

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull

10	Notes to Financial Statements

15	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP UltraBull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Futures Contracts	89%
Swap Agreements	25%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.93%
Financial	20.28%
Technology	11.69%
Industrial	11.25%
Communications	10.40%
Consumer, Cyclical	9.47%
Energy	8.80%
Utilities	3.45%
Basic Materials	2.73%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks (86.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,834	$277,198
Abbott Laboratories (Pharmaceuticals)	7,749	379,778
ACE, Ltd. (Insurance)	1,404	62,969
ADC Telecommunications, Inc. * (Telecommunications)	594	12,931
Adobe Systems, Inc. (Software)	2,376	68,001
Advanced Micro Devices, Inc. * (Semiconductors)	2,025	35,114
Aetna, Inc. (Healthcare-Services)	1,404	116,279
Affiliated Computer Services, Inc.—Class A * (Computers)	621	31,733
AFLAC, Inc. (Insurance)	2,430	105,170
Agilent Technologies, Inc. * (Electronics)	2,160	49,722
Air Products & Chemicals, Inc. (Chemicals)	1,134	68,380
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	432	18,719
Albertson’s, Inc. (Food)	1,782	36,852
Alcoa, Inc. (Mining)	4,293	112,176
Allegheny Energy, Inc. * (Electric)	810	20,428
Allegheny Technologies, Inc. (Iron/Steel)	432	9,530
Allergan, Inc. (Pharmaceuticals)	648	55,236
Allied Waste Industries, Inc. * (Environmental Control)	1,323	10,491
Allstate Corp. (Insurance)	3,321	198,429
Alltel Corp. (Telecommunications)	1,647	102,575
Altera Corp. * (Semiconductors)	1,890	37,460
Altria Group, Inc. (Agriculture)	10,773	696,582
Ambac Financial Group, Inc. (Insurance)	540	37,670
Amerada Hess Corp. (Oil & Gas)	405	43,137
Ameren Corp. (Electric)	1,026	56,738
American Electric Power, Inc. (Electric)	1,917	70,680
American Express Co. (Diversified Financial Services)	5,832	310,437
American International Group, Inc. (Insurance)	12,906	749,838
American Power Conversion Corp. (Electrical Components & Equipment)	918	21,656
American Standard Cos. (Building Materials)	891	37,351
AmerisourceBergen Corp. (Pharmaceuticals)	513	35,474
Amgen, Inc. * (Biotechnology)	6,237	377,088
AmSouth Bancorp (Banks)	1,782	46,332
Anadarko Petroleum Corp. (Oil & Gas)	1,134	93,158
Analog Devices, Inc. (Semiconductors)	1,863	69,509
Andrew Corp. * (Telecommunications)	810	10,336
Anheuser-Busch Cos., Inc. (Beverages)	3,942	180,347
AON Corp. (Insurance)	1,593	39,889
Apache Corp. (Oil & Gas)	1,593	102,908
Apartment Investment and Management Co.—Class A ( REIT)	459	18,782
Apollo Group, Inc.—Class A * (Commercial Services)	837	65,470
Apple Computer, Inc. * (Computers)	3,969	146,099
Applera Corp.—Applied Biosystems Group (Electronics)	972	19,119
Applied Materials, Inc. (Semiconductors)	8,343	134,989
Applied Micro Circuits Corp. * (Semiconductors)	1,539	3,940
Archer-Daniels-Midland Co. (Agriculture)	2,997	64,076
Archstone-Smith Trust ( REIT)	999	38,581
Ashland, Inc. (Chemicals)	324	23,286
AT&T Corp. (Telecommunications)	3,969	75,570
Autodesk, Inc. (Software)	1,134	38,976
Autodesk, Inc. * (Software)	837	18,129
Automatic Data Processing, Inc. (Software)	2,943	123,518
AutoNation, Inc. * (Retail)	1,107	22,716
AutoZone, Inc. * (Retail)	324	29,957
Avaya, Inc. * (Telecommunications)	2,457	20,442
Avery Dennison Corp. (Household Products/Wares)	513	27,168
Avon Products, Inc. (Cosmetics/Personal Care)	2,376	89,932
Baker Hughes, Inc. (Oil & Gas Services)	1,647	84,261
Ball Corp. (Packaging & Containers)	540	19,418
Bank of America Corp. (Banks)	19,872	906,361
Bank of New York Co., Inc. (Banks)	3,888	111,897
Bard (C.R.), Inc. (Healthcare-Products)	513	34,120
Bausch & Lomb, Inc. (Healthcare-Products)	270	22,410
Baxter International, Inc. (Healthcare-Products)	3,105	115,196
BB&T Corp. (Banks)	2,727	108,998
Bear Stearns Cos., Inc. (Diversified Financial Services)	567	58,934
Becton, Dickinson & Co. (Healthcare-Products)	1,269	66,584
Bed Bath & Beyond, Inc. * (Retail)	1,458	60,915
BellSouth Corp. (Telecommunications)	9,099	241,760
Bemis Co., Inc. (Packaging & Containers)	540	14,332

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	1,269	$86,990
Big Lots, Inc. * (Retail)	567	7,507
Biogen Idec, Inc. * (Biotechnology)	1,728	59,530
Biomet, Inc. (Healthcare-Products)	1,296	44,893
BJ Services Co. (Oil & Gas Services)	810	42,509
Black & Decker Corp. (Hand/Machine Tools)	405	36,389
BMC Software, Inc. * (Software)	1,053	18,901
Boeing Co. (Aerospace/Defense)	4,158	274,428
Boston Scientific Corp. * (Healthcare-Products)	3,699	99,873
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,693	242,131
Broadcom Corp.—Class A * (Semiconductors)	1,458	51,774
Brown-Forman Corp. (Beverages)	432	26,119
Brunswick Corp. (Leisure Time)	486	21,054
Burlington Northern Santa Fe Corp. (Transportation)	1,836	86,439
Burlington Resources, Inc. (Oil & Gas)	1,863	102,912
Calpine Corp. * (Electric)	2,484	8,446
Campbell Soup Co. (Food)	1,593	49,017
Capital One Financial Corp. (Diversified Financial Services)	1,242	99,372
Cardinal Health, Inc. (Pharmaceuticals)	2,106	121,263
Caremark Rx, Inc. * (Pharmaceuticals)	2,268	100,971
Carnival Corp. (Leisure Time)	2,592	141,393
Caterpillar, Inc. (Machinery-Construction & Mining)	1,674	159,549
Cendant Corp. (Commercial Services)	5,211	116,569
CenterPoint Energy, Inc. (Electric)	1,431	18,904
Centex Corp. (Home Builders)	621	43,886
CenturyTel, Inc. (Telecommunications)	648	22,440
ChevronTexaco Corp. (Oil & Gas)	10,395	581,288
Chiron Corp. * (Biotechnology)	783	27,319
Chubb Corp. (Insurance)	999	85,524
CIENA Corp. * (Telecommunications)	2,808	5,869
CIGNA Corp. (Insurance)	648	69,355
Cincinnati Financial Corp. (Insurance)	837	33,112
Cinergy Corp. (Electric)	972	43,565
Cintas Corp. (Textiles)	756	29,182
Circuit City Stores, Inc. (Retail)	918	15,872
Cisco Systems, Inc. * (Telecommunications)	31,833	608,328
CIT Group, Inc. (Diversified Financial Services)	1,053	45,247
Citigroup, Inc. (Diversified Financial Services)	26,163	1,209,516
Citizens Communications Co. (Telecommunications)	1,728	23,224
Clear Channel Communications, Inc. (Media)	2,538	78,500
Clorox Co. (Household Products/Wares)	783	43,629
CMS Energy Corp. * (Electric)	1,080	16,265
Coach, Inc. * (Apparel)	1,782	59,822
Coca-Cola Co. (Beverages)	11,394	475,699
Coca-Cola Enterprises, Inc. (Beverages)	1,782	39,222
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,619	130,714
Comcast Corp.—Special Class A * (Media)	11,043	339,021
Comerica, Inc. (Banks)	837	48,379
Compass Bancshares, Inc. (Banks)	621	27,945
Computer Associates International, Inc. (Software)	2,637	72,465
Computer Sciences Corp. * (Computers)	945	41,297
Compuware Corp. * (Software)	1,809	13,007
Comverse Technology, Inc. * (Telecommunications)	972	22,988
ConAgra Foods, Inc. (Food)	2,565	59,405
ConocoPhillips (Oil & Gas)	6,804	391,162
Consolidated Edison, Inc. (Electric)	1,215	56,911
Constellation Energy Group, Inc. (Electric)	891	51,402
Convergys Corp. * (Commercial Services)	702	9,982
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	459	29,330
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	324	6,017
Corning, Inc. * (Telecommunications)	7,020	116,672
Costco Wholesale Corp. (Retail)	2,376	106,492
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,916	112,587
CSX Corp. (Transportation)	1,053	44,921
Cummins, Inc. (Machinery-Diversified)	216	16,116
CVS Corp. (Retail)	4,023	116,949
Dana Corp. (Auto Parts & Equipment)	729	10,942
Danaher Corp. (Miscellaneous Manufacturing)	1,377	72,072
Darden Restaurants, Inc. (Retail)	729	24,042
Deere & Co. (Machinery-Diversified)	1,242	81,339
Dell, Inc. * (Computers)	11,799	466,178
Delphi Corp. (Auto Parts & Equipment)	2,484	11,551
Delta Air Lines, Inc. * (Airlines)	702	2,640
Devon Energy Corp. (Oil & Gas)	2,322	117,679
Dillards, Inc.—Class A (Retail)	351	8,220
Dollar General Corp. (Retail)	1,512	30,784
Dominion Resources, Inc. (Electric)	1,728	126,818
Dover Corp. (Miscellaneous Manufacturing)	1,026	37,326
Dow Jones & Co., Inc. (Media)	351	12,443
DTE Energy Co. (Electric)	864	40,409
Du Pont (Chemicals)	5,022	215,995
Duke Energy Corp. (Electric)	4,590	136,460
Dynegy, Inc.—Class A * (Pipelines)	1,620	7,873
E *TRADE Financial Corp. * (Diversified Financial Services)	1,836	25,686
Eastman Chemical Co. (Chemicals)	405	22,336
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,350	36,248
Eaton Corp. (Miscellaneous Manufacturing)	729	43,667
eBay, Inc. * (Internet)	5,967	196,971
Ecolab, Inc. (Chemicals)	1,107	35,823
Edison International (Electric)	1,620	65,691
El Paso Corp. (Pipelines)	3,213	37,014
Electronic Arts, Inc. * (Software)	1,377	77,952
Electronic Data Systems Corp. (Computers)	2,592	49,896
Eli Lilly & Co. (Pharmaceuticals)	5,643	314,372
EMC Corp. * (Computers)	12,393	169,908
Emerson Electric Co. (Electrical Components & Equipment)	2,079	130,208
Engelhard Corp. (Chemicals)	594	16,959
Entergy Corp. (Electric)	1,053	79,554
EOG Resources, Inc. (Oil & Gas)	1,161	65,945
Equifax, Inc. (Commercial Services)	648	23,140
Equity Office Properties Trust ( REIT)	2,025	67,028
Equity Residential Properties Trust ( REIT)	1,431	52,689
Exelon Corp. (Electric)	3,375	173,238
Express Scripts, Inc. * (Pharmaceuticals)	702	35,086
Exxon Mobil Corp. (Oil & Gas)	31,374	1,803,065
Family Dollar Stores, Inc. (Retail)	810	21,141
Fannie Mae (Diversified Financial Services)	4,833	282,247
Federated Department Stores, Inc. (Retail)	837	61,335
Federated Investors, Inc.—Class B (Diversified Financial Services)	486	14,585
FedEx Corp. (Transportation)	1,512	122,487
Fifth Third Bancorp (Banks)	2,673	110,154
First Data Corp. (Software)	3,915	157,148
First Horizon National Corp. (Banks)	621	26,206
FirstEnergy Corp. (Electric)	1,647	79,237
Fiserv, Inc. * (Software)	972	41,747
Fisher Scientific International, Inc. * (Electronics)	594	38,551
Fluor Corp. (Engineering & Construction)	432	24,879
Ford Motor Co. (Auto Manufacturers)	8,532	87,368
Forest Laboratories, Inc. * (Pharmaceuticals)	1,647	63,986
Fortune Brands, Inc. (Household Products/Wares)	729	64,735
FPL Group, Inc. (Electric)	1,971	82,900

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Franklin Resources, Inc. (Diversified Financial Services)	999	$76,903
Freddie Mac (Diversified Financial Services)	3,456	225,435
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	864	32,348
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	1,971	41,746
Gannett Co., Inc. (Media)	1,242	88,343
Gateway, Inc. * (Computers)	1,485	4,901
General Dynamics Corp. (Aerospace/Defense)	999	109,430
General Electric Co. (Miscellaneous Manufacturing)	53,514	1,854,260
General Mills, Inc. (Food)	1,863	87,170
General Motors Corp. (Auto Manufacturers)	2,673	90,882
Genuine Parts Co. (Distribution/Wholesale)	864	35,502
Genzyme Corp.—General Division * (Biotechnology)	1,242	74,632
Georgia Pacific Corp. (Forest Products & Paper)	1,296	41,213
Gilead Sciences, Inc. * (Pharmaceuticals)	2,241	98,582
Gillette Co. (Cosmetics/Personal Care)	5,022	254,264
Golden West Financial Corp. (Savings & Loans)	1,350	86,913
Goodrich Corp. (Aerospace/Defense)	594	24,330
Great Lakes Chemical Corp. (Chemicals)	270	8,497
Guidant Corp. (Healthcare-Products)	1,620	109,026
H & R Block, Inc. (Commercial Services)	810	47,264
Halliburton Co. (Oil & Gas Services)	2,511	120,076
Harley-Davidson, Inc. (Leisure Time)	1,404	69,638
Harrah’s Entertainment, Inc. (Lodging)	891	64,214
Hartford Financial Services Group, Inc. (Insurance)	1,458	109,029
Hasbro, Inc. (Toys/Games/Hobbies)	837	17,401
HCA, Inc. (Healthcare-Services)	2,025	114,757
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,188	31,102
Heinz (H.J.)Co. (Food)	1,755	62,162
Hercules, Inc. * (Chemicals)	540	7,641
Hershey Foods Corp. (Food)	1,080	67,068
Hewlett-Packard Co. (Computers)	14,202	333,889
Hilton Hotels Corp. (Lodging)	1,944	46,364
Home Depot, Inc. (Retail)	10,584	411,719
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,158	152,308
Hospira, Inc. * (Pharmaceuticals)	783	30,537
Humana, Inc. * (Healthcare-Services)	783	31,116
Huntington Bancshares, Inc. (Banks)	1,134	27,375
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,350	107,568
IMS Health, Inc. (Software)	1,161	28,758
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	864	61,646
Intel Corp. (Semiconductors)	30,915	805,644
International Business Machines Corp. (Computers)	7,911	586,996
International Flavors & Fragrances, Inc. (Chemicals)	432	15,647
International Game Technology (Entertainment)	1,674	47,123
International Paper Co. (Forest Products & Paper)	2,376	71,779
Interpublic Group of Cos., Inc. * (Advertising)	2,214	26,967
Intuit, Inc. * (Software)	918	41,411
ITT Industries, Inc. (Miscellaneous Manufacturing)	459	44,812
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,296	68,144
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,469	617,006
Jabil Circuit, Inc. * (Electronics)	918	28,210
Janus Capital Group, Inc. (Diversified Financial Services)	1,134	17,055
JDS Uniphase Corp. * (Telecommunications)	7,344	11,163
Jefferson-Pilot Corp. (Insurance)	675	34,034
Johnson & Johnson (Healthcare-Products)	14,904	968,761
Johnson Controls, Inc. (Auto Parts & Equipment)	945	53,231
Jones Apparel Group, Inc. (Apparel)	594	18,438
KB Home (Home Builders)	405	30,873
Kellogg Co. (Food)	1,755	77,992
Kerr-McGee Corp. (Oil & Gas)	567	43,268
KeyCorp (Banks)	2,025	67,129
KeySpan Corp. (Gas)	864	35,165
Kimberly-Clark Corp. (Household Products/Wares)	2,376	148,714
Kinder Morgan, Inc. (Pipelines)	540	44,928
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,188	12,379
KLA -Tencor Corp. (Semiconductors)	972	42,476
Knight-Ridder, Inc. (Media)	378	23,187
Kohls Corp. * (Retail)	1,620	90,574
Kroger Co. * (Food)	3,456	65,768
L-3 Communications Holdings, Inc. (Aerospace/Defense)	594	45,489
Laboratory Corp.of America Holdings * (Healthcare-Services)	675	33,683
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	945	25,118
Lexmark International, Inc.—Class A * (Computers)	621	40,259
Limited, Inc. (Retail)	1,863	39,905
Lincoln National Corp. (Insurance)	837	39,272
Linear Technology Corp. (Semiconductors)	1,566	57,457
Liz Claiborne, Inc. (Apparel)	540	21,470
Lockheed Martin Corp. (Aerospace/Defense)	2,052	133,113
Loews Corp. (Insurance)	783	60,683
Louisiana-Pacific Corp. (Forest Products & Paper)	540	13,273
Lowe’s Cos., Inc. (Retail)	3,807	221,644
LSI Logic Corp. * (Semiconductors)	1,944	16,505
Lucent Technologies, Inc. * (Telecommunications)	22,086	64,270
M&T Bank Corp. (Banks)	486	51,108
Manor Care, Inc. (Healthcare-Services)	432	17,163
Marathon Oil Corp. (Oil & Gas)	1,701	90,782
Marriott International, Inc.—Class A (Lodging)	999	68,153
Marsh & McLennan Cos., Inc. (Insurance)	2,727	75,538
Marshall & Ilsley Corp. (Banks)	1,053	46,806
Masco Corp. (Building Materials)	2,160	68,601
Mattel, Inc. (Toys/Games/Hobbies)	2,025	37,058
Maxim Integrated Products, Inc. (Semiconductors)	1,647	62,932
MayDepartment Stores Co. (Retail)	1,458	58,553
Maytag Corp. (Home Furnishings)	378	5,919
MBIA, Inc. (Insurance)	648	38,433
MBNA Corp. (Diversified Financial Services)	6,345	165,985
McCormick & Co., Inc. (Food)	675	22,059
McDonald’s Corp. (Retail)	6,480	179,820
McGraw-Hill Cos., Inc. (Media)	1,917	84,827
McKesson Corp. (Commercial Services)	1,404	62,885
MeadWestvaco Corp. (Forest Products & Paper)	918	25,741
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,323	70,595
MedImmune, Inc. * (Biotechnology)	1,215	32,465
Medtronic, Inc. (Healthcare-Products)	6,075	314,624
Mellon Financial Corp. (Banks)	2,106	60,421
Merck & Co., Inc. (Pharmaceuticals)	10,854	334,303
Mercury Interactive Corp. * (Software)	459	17,607
Meredith Corp. (Media)	216	10,597
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	280,771
MetLife, Inc. (Insurance)	3,699	166,233
MGIC Investment Corp. (Insurance)	459	29,936
Micron Technology, Inc. * (Semiconductors)	3,078	31,426
Microsoft Corp. (Software)	50,598	1,256,855
Millipore Corp. * (Biotechnology)	243	13,785

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

Molex, Inc. (Electrical Components & Equipment)	837	$21,795
Molson Coors Brewing Co.—Class B (Beverages)	405	25,110
Monsanto Co. (Agriculture)	1,296	81,480
Monster Worldwide, Inc. * (Internet)	621	17,810
Moody’s Corp. (Commercial Services)	1,350	60,696
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,400	283,338
Motorola, Inc. (Telecommunications)	12,231	223,338
Mylan Laboratories, Inc. (Pharmaceuticals)	1,188	22,857
Nabors Industries, Ltd. * (Oil & Gas)	729	44,192
National City Corp. (Banks)	2,916	99,494
National Semiconductor Corp. (Semiconductors)	1,755	38,663
National-Oilwell Varco, Inc. * (Oil & Gas Services)	837	39,791
Navistar International Corp. * (Auto Manufacturers)	324	10,368
NCR Corp. * (Computers)	918	32,240
Network Appliance, Inc. * (Computers)	1,809	51,140
Newell Rubbermaid, Inc. (Housewares)	1,350	32,184
Newmont Mining Corp. (Mining)	2,214	86,412
News Corp.—Class A (Media)	14,013	226,730
Nextel Communications, Inc.—Class A * (Telecommunications)	5,589	180,581
NICOR, Inc. (Gas)	216	8,893
NIKE, Inc.—Class B (Apparel)	1,134	98,204
NiSource, Inc. (Electric)	1,350	33,386
Noble Corp. (Oil & Gas)	648	39,858
Nordstrom, Inc. (Retail)	594	40,374
Norfolk Southern Corp. (Transportation)	1,971	61,022
North Fork Bancorp, Inc. (Banks)	2,349	65,983
Northern Trust Corp. (Banks)	1,026	46,775
Northrop Grumman Corp. (Aerospace/Defense)	1,809	99,947
Novell, Inc. * (Software)	1,917	11,885
Novellus Systems, Inc. * (Semiconductors)	702	17,346
Nucor Corp. (Iron/Steel)	783	35,720
NVIDIA Corp. * (Semiconductors)	891	23,808
Occidental Petroleum Corp. (Oil & Gas)	1,944	149,552
Office Depot, Inc. * (Retail)	1,566	35,767
OfficeMax, Inc. (Retail)	351	10,449
Omnicom Group, Inc. (Advertising)	945	75,467
Oracle Corp. * (Software)	22,167	292,605
PACCAR, Inc. (Auto Manufacturers)	864	58,752
Pactiv Corp. * (Packaging & Containers)	756	16,314
Pall Corp. (Miscellaneous Manufacturing)	621	18,854
Parametric Technology Corp. * (Software)	1,350	8,613
Parker Hannifin Corp. (Miscellaneous Manufacturing)	594	36,834
Paychex, Inc. (Commercial Services)	1,755	57,108
Peoples Energy Corp. (Gas)	189	8,214
PepsiCo, Inc. (Beverages)	8,343	449,937
PerkinElmer, Inc. (Electronics)	648	12,247
Pfizer, Inc. (Pharmaceuticals)	36,207	998,589
PG&E Corp. (Electric)	1,863	69,937
Phelps Dodge Corp. (Mining)	459	42,458
Pinnacle West Capital Corp. (Electric)	486	21,603
Pitney Bowes, Inc. (Office/Business Equipment)	1,134	49,386
Plum Creek Timber Co., Inc. (Forest Products & Paper)	918	33,323
PMC-Sierra, Inc. * (Semiconductors)	918	8,565
PNC Financial Services Group (Banks)	1,404	76,462
PPG Industries, Inc. (Chemicals)	864	54,225
PPL Corp. (Electric)	945	56,114
Praxair, Inc. (Chemicals)	1,593	74,234
Principal Financial Group, Inc. (Insurance)	1,485	62,222
Procter & Gamble Co. (Cosmetics/Personal Care)	12,447	656,579
Progress Energy, Inc. (Electric)	1,242	56,188
Progressive Corp. (Insurance)	972	96,043
Prologis (Real Estate Investment Trust)	918	36,940
Providian Financial Corp. * (Diversified Financial Services)	1,458	25,705
Prudential Financial, Inc. (Insurance)	2,592	170,191
Public Service Enterprise Group, Inc. (Electric)	1,215	73,896
Pulte Homes, Inc. (Home Builders)	567	47,770
QLogic Corp. * (Semiconductors)	459	14,169
Qualcomm, Inc. (Telecommunications)	8,451	278,968
Quest Diagnostics, Inc. (Healthcare-Services)	918	48,902
Qwest Communications International, Inc. * (Telecommunications)	8,397	31,153
R.R. Donnelley & Sons Co. (Commercial Services)	1,080	37,271
RadioShack Corp. (Retail)	783	18,142
Raytheon Co. (Aerospace/Defense)	2,295	89,780
Reebok International, Ltd. (Apparel)	297	12,424
Regions Financial Corp. (Banks)	2,295	77,755
Reynolds American, Inc. (Agriculture)	621	48,935
Robert Half International, Inc. (Commercial Services)	783	19,552
Rockwell Collins, Inc. (Aerospace/Defense)	891	42,483
Rockwell International Corp. (Machinery-Diversified)	864	42,085
Rohm & Haas Co. (Chemicals)	945	43,791
Rowan Cos., Inc. (Oil & Gas)	513	15,241
Ryder System, Inc. (Transportation)	324	11,858
Sabre Holdings Corp. (Leisure Time)	648	12,928
SAFECO Corp. (Insurance)	621	33,745
Safeway, Inc. (Food)	2,160	48,794
Sanmina-SCI Corp. * (Electronics)	2,565	14,031
Sara Lee Corp. (Food)	3,942	78,091
SBC Communications, Inc. (Telecommunications)	16,254	386,033
Schering-Plough Corp. (Pharmaceuticals)	7,398	141,006
Schlumberger, Ltd. (Oil & Gas Services)	2,889	219,390
Schwab (Diversified Financial Services)	5,805	65,480
Scientific-Atlanta, Inc. (Telecommunications)	756	25,152
Sealed Air Corp. * (Packaging & Containers)	405	20,165
Sears Holdings Corp. * (Retail)	486	72,837
Sempra Energy (Gas)	1,188	49,076
Sherwin-Williams Co. (Chemicals)	621	29,243
Siebel Systems, Inc. (Software)	2,592	23,069
Sigma-Aldrich Corp. (Chemicals)	351	19,670
Simon Property Group, Inc. ( REIT)	1,080	78,290
SLM Corp. (Diversified Financial Services)	2,079	105,613
Snap-on, Inc. (Hand/Machine Tools)	297	10,187
Solectron Corp. * (Electronics)	4,347	16,475
Southern Co. (Electric)	3,753	130,116
Southwest Airlines Co. (Airlines)	3,726	51,903
Sovereign Bancorp, Inc. (Savings & Loans)	1,809	40,413
Sprint Corp. (Telecommunications)	7,344	184,261
St.Jude Medical, Inc. * (Healthcare-Products)	1,782	77,713
St.Paul Cos., Inc. (Insurance)	3,375	133,414
Staples, Inc. (Retail)	3,618	77,136
Starbucks Corp. * (Retail)	1,944	100,427
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,107	64,837
State Street Corp. (Banks)	1,674	80,771
Stryker Corp. (Healthcare-Products)	1,863	88,604
Sun Microsystems, Inc. * (Computers)	16,956	63,246
SunGard Data Systems, Inc. * (Computers)	1,458	51,278
Sunoco, Inc. (Oil & Gas)	324	36,832
SunTrust Banks, Inc. (Banks)	1,674	120,930
SuperValu, Inc. (Food)	675	22,012
Symantec Corp. * (Internet)	3,537	76,894
Symbol Technologies, Inc. (Electronics)	1,188	11,726
Synovus Financial Corp. (Banks)	1,566	44,897
Sysco Corp. (Food)	3,159	114,324

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	621	$38,875
Target Corp. (Retail)	4,293	233,582
TECO Energy, Inc. (Electric)	1,026	19,402
Tektronix, Inc. (Electronics)	432	10,053
Tellabs, Inc. * (Telecommunications)	2,133	18,557
Temple-Inland, Inc. (Forest Products & Paper)	621	23,070
Tenet Healthcare Corp. * (Healthcare-Services)	2,214	27,099
Teradyne, Inc. * (Semiconductors)	972	11,635
Texas Instruments, Inc. (Semiconductors)	8,397	235,703
Textron, Inc. (Miscellaneous Manufacturing)	675	51,199
The AES Corp. * (Electric)	3,132	51,302
The Dow Chemical Co. (Chemicals)	4,644	206,797
The Gap, Inc. (Retail)	3,780	74,655
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	864	12,874
The New York Times Co.—Class A (Media)	729	22,708
The Pepsi Bottling Group, Inc. (Beverages)	972	27,809
The Stanley Works (Hand/Machine Tools)	378	17,214
Thermo Electron Corp. * (Electronics)	810	21,765
Tiffany & Co. (Retail)	729	23,882
Time Warner, Inc. * (Media)	23,247	388,458
TJX Cos., Inc. (Retail)	2,295	55,883
Torchmark Corp. (Insurance)	513	26,779
Toys R Us, Inc. * (Retail)	1,107	29,313
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,566	84,517
Tribune Co. (Media)	1,485	52,242
TXU Corp. (Electric)	1,188	98,711
Tyco International, Ltd. (Miscellaneous Manufacturing)	10,017	292,496
U.S. Bancorp (Banks)	9,045	264,114
Union Pacific Corp. (Transportation)	1,296	83,981
Unisys Corp. * (Computers)	1,647	10,426
United Parcel Service, Inc.—Class B (Transportation)	5,670	392,138
United States Steel Corp. (Iron/Steel)	540	18,560
United Technologies Corp. (Aerospace/Defense)	5,130	263,426
UnitedHealth Group, Inc. (Healthcare-Services)	6,237	325,198
Univision Communications, Inc.—Class A * (Media)	1,485	40,912
Unocal Corp. (Oil & Gas)	1,350	87,818
UnumProvident Corp. (Insurance)	1,458	26,711
UST, Inc. (Agriculture)	837	38,217
V.F. Corp. (Apparel)	486	27,809
Valero Energy Corp. (Oil & Gas)	1,242	98,255
Veritas Software Corp. * (Software)	2,106	51,386
Verizon Communications, Inc. (Telecommunications)	13,716	473,888
Viacom, Inc.—Class B (Media)	8,046	257,633
Visteon Corp. (Auto Parts & Equipment)	621	3,745
Vulcan Materials Co. (Building Materials)	486	31,585
W.W. Grainger, Inc. (Distribution/Wholesale)	405	22,190
Wachovia Corp. (Banks)	7,830	388,368
Wal-Mart Stores, Inc. (Retail)	16,119	776,937
Walgreen Co. (Retail)	5,103	234,687
Walt Disney Co. (Media)	10,395	261,746
Washington Mutual, Inc. (Savings & Loans)	4,374	177,978
Waste Management, Inc. (Environmental Control)	2,835	80,344
Waters Corp. * (Electronics)	567	21,075
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	540	15,962
WellPoint, Inc. * (Healthcare-Services)	2,997	208,711
Wells Fargo & Co. (Banks)	8,424	518,750
Wendy’s International, Inc. (Retail)	594	28,304
Weyerhaeuser Co. (Forest Products & Paper)	1,188	75,616
Whirlpool Corp. (Home Furnishings)	324	22,716
Williams Cos., Inc. (Pipelines)	2,835	53,865
Wrigley (Wm.) Jr.Co. (Food)	972	66,912
Wyeth (Pharmaceuticals)	6,669	296,771
Xcel Energy, Inc. (Electric)	1,998	39,001
Xerox Corp. * (Office/Business Equipment)	4,617	63,668
Xilinx, Inc. (Semiconductors)	1,782	45,441
XL Capital, Ltd.—Class A (Insurance)	702	52,243
XTO Energy, Inc. (Oil & Gas)	1,755	59,652
Yahoo!, Inc. * (Internet)	6,642	230,146
YUM! Brands, Inc. (Retail)	1,458	75,933
Zimmer Holdings, Inc. * (Healthcare-Products)	1,242	94,603
Zions Bancorp (Banks)	432	31,765

TOTAL COMMON STOCKS
(Cost $41,898,672)		53,756,601

Repurchase Agreements (3.4%)
	Principal
	Amount

UBS **, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $2,129,163 (Collateralized by $2,183,000 various U.S. Government Agency Obligations, 2.625%—4.48%, 1/19/07—4/18/08, market value $2,172,149)	$2,129,000	2,129,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,129,000)		2,129,000

TOTAL INVESTMENT SECURITIES
(Cost $44,027,672) —90.1%		55,885,601
Net other assets (liabilities)—9.9%		6,106,419

NET ASSETS—100.0%		$61,992,020

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $54,671,250)	183	$(121,952)
E-Mini S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $239,000)	4	(1,010)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/27/05 (Underlying notional amount at value $9,180,086)	7,706	147,624
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $6,502,800)	5,458	4,308

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2005

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2005:
Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.0%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.1%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.0%
Mining	0.4%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	6.4%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.4%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.7%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	3.8%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other ***	13.3%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $41,898,672)	$53,756,601
Repurchase agreements, at cost	2,129,000

Total Investment Securities	55,885,601
Cash	335,576
Segregated cash balances with brokers for futures contracts	2,827,508
Dividends and interest receivable	71,519
Receivable for capital shares issued	3,370,755
Unrealized appreciation on swap agreements	151,932
Prepaid expenses	754

Total Assets	62,643,645

Liabilities:
Payable for capital shares redeemed	147,780
Variation margin on futures contracts	365,322
Advisory fees payable	41,471
Management services fees payable	8,294
Administration fees payable	1,759
Administrative services fees payable	27,067
Distribution fees payable	19,105
Trustee fees payable	10
Transfer agency fees payable	1,895
Fund accounting fees payable	2,890
Compliance services fees payable	270
Other accrued expenses	35,762

Total Liabilities	651,625

Net Assets	$61,992,020

Net Assets consist of:
Capital	$69,034,250
Accumulated net investment income (loss)	146,927
Accumulated net realized gains (losses) on investments	(19,076,056)
Net unrealized appreciation (depreciation) on investments	11,886,899

Net Assets	$61,992,020

Shares of Beneficial Interest Outstanding	2,850,951

Net Asset Value (offering and redemption price per share)	$21.74

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$649,463
Interest	171,112

Total Investment Income	820,575

Expenses:
Advisory fees	305,598
Management services fees	61,120
Administration fees	11,329
Transfer agency fees	15,093
Administrative services fees	181,699
Distribution fees	101,866
Custody fees	36,428
Fund accounting fees	22,853
Trustee fees	475
Compliance services fees	977
Other fees	24,002

Total Expenses	761,440

Net Investment Income (Loss)	59,135

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	440,061
Net realized gains (losses) on futures contracts	1,961,888
Net realized gains (losses) on swap agreements	(611,732)
Change in net unrealized appreciation/depreciation on investments	(3,859,636)

Net Realized and Unrealized Gains (Losses) on Investments	(2,069,419)

Change in Net Assets Resulting from Operations	$(2,010,284)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2005	December 31, 2004
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$59,135	$87,792
Net realized gains (losses) on investments	1,790,217	4,563,250
Change in net unrealized appreciation/depreciation on investments	(3,859,636)	5,973,221

Change in net assets resulting from operations	(2,010,284)	10,624,263

Distributions to Shareholders From:
Net realized gains on investments	—	(11,462,761)

Change in net assets resulting from distributions	—	(11,462,761)

Capital Transactions:
Proceeds from shares issued	404,504,281	1,064,598,352
Dividends reinvested	—	11,439,085
Cost of shares redeemed	(437,016,019)	(1,047,002,418)

Change in net assets resulting from capital transactions	(32,511,738)	29,035,019

Change in net assets	(34,522,022)	28,196,521
Net Assets:
Beginning of period	96,514,042	68,317,521

End of period	$61,992,020	$96,514,042

Accumulated net investment income (loss)	$146,927	$87,792

Share Transactions:
Issued	18,695,160	47,271,334
Reinvested	—	542,909
Redeemed	(20,070,275)	(46,666,380)

Change in shares	(1,375,115)	1,147,863

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the period January 22, 2001 (a) through
	June 30, 2005		December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$22.84		$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.12)		3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	(1.10)		3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.92)	—	—	—

Net Asset Value, End of Period	$21.74		$22.84	$22.19	$14.51	$22.71

Total Return	(4.82	)%(c)	17.18%	52.93%	(36.11)%	(24.30	)%(c)
Ratio to Average Net Assets:
Gross expenses (d)	1.87%		1.89%	2.07%	2.12%	1.94%
Net expenses (d)	1.87%		1.89%	1.84%	1.98%	1.94%
Net investment income (loss) (d)	0.15%		0.11%	(0.32)%	(0.46)%	(0.42)%
Supplemental Data:
Net assets, end of period (000’s)	$61,992		$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate (e)	384	% (c)	830%	1,124%	1,249%	682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP UltraBull (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase

10

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFund VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

A ProFund VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

A ProFund VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

11

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Index Options

A ProFund VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap

12

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds and 39 active ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability. The ProFund VP has a tax fiscal year end of December 31st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each ProFund VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFund VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees. As transfer agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

13

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2005, the reimbursements that may potentially be made by the ProFund VP are as follows:

	Expires 2005	Expires 2006

ProFund VP UltraBull	$48,558	$86,758

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$286,513,657	$320,080,304

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP UltraBull	$6,605,770	$4,956,130	$1,935,011	$2,130,974	$15,627,885

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$54,329,635	$1,646,567	$(90,601)	$1,555,966

14

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP UltraBull	$1,000.00	$951.80	$9.05	1.87%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP UltraBull	$1,000.00	$1,015.52	$9.35	1.87%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

15

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Not just funds, ProFundsSM Bond Benchmarked ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2005

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Rising Rates Opportunity

5	Notes to Financial Statements
10	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2005.

During the second quarter, U.S. equity markets rose modestly, as favorable economic conditions outweighed concerns over rising short-term interest rates and spiking energy prices. But the quarter’s gains were not enough to offset the market’s weak performance earlier in the year. The broad market, as measured by the S&P 500 Index®, rose 1.37% in the second quarter but fell 0.81% for the first half of 2005. The technology oriented NASDAQ-100® added 0.84% in the quarter but fell 7.69% for the six months ended June 30, 2005.

Although many non-U.S. equity markets chalked up gains in local currency terms, a stronger dollar turned those gains into losses for U.S. investors. As measured by the Dow Jones World Stock Index (ex U.S.), world equity markets declined 1.50% in the first half.

The U.S. bond market continued to defy conventional wisdom. Despite two quarter-point hikes in the short-term federal funds rate during the period–totaling nine increases since last June–yields on longer-term U.S. Treasuries actually declined. The 30-year U.S. Treasury bond (the Long Bond) yielded 4.19% as of June 30, down from 4.83% at year-end, resulting in a total return in the first half of 11.60%.

With the sharp rallies and declines in today’s markets, many investors are looking for strategies that go beyond the conventional. At ProFunds, we remain committed to providing innovative investments that offer opportunities to navigate financial markets, whether they are rising, falling or drifting sideways.

As always, we deeply appreciate your continued confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(127)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2005
(unaudited)

U.S. Government Agency Obligations (83.2%)
	Principal
	Amount	Value

Federal Farm Credit Bank *, 2.30%, 7/1/05	$30,054,000	$30,054,000
Federal Home Loan Bank *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal Home Loan Mortgage Corp. *, 2.30%, 7/1/05	30,054,000	30,054,000
Federal National Mortgage Association *, 2.30%, 7/1/05	30,054,000	30,054,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,216,000)		120,216,000

Repurchase Agreements (20.8%)

UBS *, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $30,050,295 (Collateralized by $30,619,000 various U.S. Government Agency Obligations, 3.49%-5.50%, 12/28/05-2/6/09, market value $30,654,112)	30,048,000	30,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,048,000)		30,048,000

Options Purchased (NM)
	Contracts	Value

30-year U.S. Treasury Bond Call Option ** expiring December 2005 @ $134	500	$5,780

TOTAL OPTIONS PURCHASED
(Cost $9,313)		5,780

TOTAL INVESTMENT SECURITIES
(Cost $150,273,313)—104.0%		150,269,780
Net other assets (liabilities)—(4.0)%		(5,826,956)

NET ASSETS—100.0%		$144,442,824

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of June 30, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2005 (Underlying face amount at value $4,406,469)	37	$(24,374)

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 6/30/05 (Underlying notional amount at value $179,335,580)	(151,358,000)	(1,928,698)

See accompanying notes to the financial statements.

1

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2005

Assets:
Securities, at value (cost $120,225,313)	$120,221,780
Repurchase agreements, at cost	30,048,000

Total Investment Securities	150,269,780
Cash	22,103
Segregated cash balances with brokers for futures contracts	37,055
Segregated cash balances with custodian for swap agreements	222
Interest receivable	2,295
Receivable for capital shares issued	2,420
Prepaid expenses	1,807

Total Assets	150,335,682

Liabilities:
Payable for capital shares redeemed	3,629,206
Unrealized depreciation on swap agreements	1,928,698
Variation margin on futures contracts	33,531
Advisory fees payable	96,495
Management services fees payable	19,299
Administration fees payable	4,087
Administrative services fees payable	80,398
Distribution fees payable	64,094
Trustee fees payable	24
Transfer agency fees payable	4,390
Fund accounting fees payable	5,986
Compliance services fees payable	627
Other accrued expenses	26,023

Total Liabilities	5,892,858

Net Assets	$144,442,824

Net Assets consist of:
Capital	$202,448,084
Accumulated net investment income (loss)	793,179
Accumulated net realized gains (losses) on investments	(56,841,834)
Net unrealized appreciation (depreciation) on investments	(1,956,605)

Net Assets	$144,442,824

Shares of Beneficial Interest Outstanding	7,970,759

Net Asset Value (offering and redemption price per share)	$18.12

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Interest	$2,303,439

Expenses:
Advisory fees	660,103
Management services fees	132,021
Administration fees	27,111
Transfer agency fees	27,941
Administrative services fees	345,669
Distribution fees	220,034
Custody fees	15,091
Fund accounting fees	38,052
Trustee fees	931
Compliance services fees	2,043
Other fees	41,264

Total Expenses	1,510,260

Net Investment Income (Loss)	793,179

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,063)
Net realized gains (losses) on futures contracts	144,802
Net realized gains (losses) on swap agreements	(26,821,913)
Change in net unrealized appreciation/depreciation on investments	1,419,141

Net Realized and Unrealized Gains (Losses) on Investments	(25,267,033)

Change in Net Assets Resulting from Operations	$(24,473,854)

See accompanying notes to the financial statements.

2

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2005 (unaudited)	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$793,179	$(761,828)
Net realized gains (losses) on investments	(26,686,174)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	1,419,141	(3,736,074)

Change in net assets resulting from operations	(24,473,854)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	191,470,775	671,758,955
Cost of shares redeemed	(202,192,259)	(536,161,497)

Change in net assets resulting from capital transactions	(10,721,484)	135,597,458

Change in net assets	(35,195,338)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$144,442,824	$179,638,162

Accumulated net investment income (loss)	$793,179	$—

Share Transactions:
Issued	9,635,263	29,134,922
Redeemed	(10,308,485)	(23,675,250)

Change in shares	(673,222)	5,459,672

See accompanying notes to the financial statements.

3

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2005 (unaudited)		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$20.78		$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.75)		(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(2.66)		(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$18.12		$20.78	$23.32	$24.32

Total Return	(12.80	)% (c)	(10.89)%	(4.11)%	(18.93	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.72%		1.75%	1.91%	2.13%
Net expenses (d)	1.72%		1.75%	1.91%	1.98%
Net investment income (loss) (d)	0.90%		(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$144,443		$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

4

PROFUNDS VP

Notes to Financial Statements
June 30, 2005
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Rising Rates Opportunity (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the ProFund VP will be valued at the last bid quote (if purchased by the ProFund VP) or the last asked quote (if sold by the ProFund VP) prior to that time at which the ProFund VP calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase

5

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFund VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Joint Accounts

A ProFund VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of June 30, 2005, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

A ProFund VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock

6

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

7

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 49 active ProFunds and 39 active ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of theInternal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability. The ProFund VP has a tax fiscal year end of December 31st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each ProFund VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the ProFunds Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFund VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees. As transfer agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFund VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $24,000 ($48,000 total) in meeting

8

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2005
(unaudited)

and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended June 30, 2005. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2005, there were no reimbursements available for recoupment.

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2005 were as follows:

	Purchases	Sales

ProFund VP Rising Rates Opportunity	$—	$—

5.	Concentration Risk

ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Rising Rates Opportunity	$1,935,661	$25,726,041	$27,662,702

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFund VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total

ProFund VP Rising Rates Opportunity	$2,463,746	$26,871	$2,490,617

At June 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Rising Rates Opportunity	$150,269,780	$—	$—	$—

9

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Rising Rates Opportunity	$1,000.00	$872.00	$7.98	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/05	6/30/05	1/1/05 - 6/30/05	1/1/05 - 6/30/05

ProFund VP Rising Rates Opportunity	$1,000.00	$1,016.27	$8.60	1.72%

*
Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

10

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®,” “PHLX®,” “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/05

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

June 30, 2005

(unaudited)

	Shares	Value
Common Stocks (87.7%)
3M Co. (Miscellaneous Manufacturing)	6,532	$472,264
Abbott Laboratories (Pharmaceuticals)	13,202	647,030
ACE, Ltd. (Insurance)	2,392	107,281
ADC Telecommunications, Inc. * (Telecommunications)	1,012	22,031
Adobe Systems, Inc. (Software)	4,048	115,854
Advanced Micro Devices, Inc. * (Semiconductors)	3,450	59,823
Aetna, Inc. (Healthcare-Services)	2,392	198,105
Affiliated Computer Services, Inc. - Class A * (Computers)	1,058	54,064
AFLAC, Inc. (Insurance)	4,140	179,179
Agilent Technologies, Inc. * (Electronics)	3,680	84,713
Air Products & Chemicals, Inc. (Chemicals)	1,932	116,500
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	736	31,891
Albertson’s, Inc. (Food)	3,036	62,784
Alcoa, Inc. (Mining)	7,314	191,115
Allegheny Energy, Inc. * (Electric)	1,380	34,804
Allegheny Technologies, Inc. (Iron/Steel)	736	16,236
Allergan, Inc. (Pharmaceuticals)	1,104	94,105
Allied Waste Industries, Inc. * (Environmental Control)	2,254	17,874
Allstate Corp. (Insurance)	5,658	338,065
Alltel Corp. (Telecommunications)	2,806	174,758
Altera Corp. * (Semiconductors)	3,220	63,820
Altria Group, Inc. (Agriculture)	18,354	1,186,770
Ambac Financial Group, Inc. (Insurance)	920	64,179
Amerada Hess Corp. (Oil & Gas)	690	73,492
Ameren Corp. (Electric)	1,748	96,664
American Electric Power, Inc. (Electric)	3,266	120,417
American Express Co. (Diversified Financial Services)	9,936	528,893
American International Group, Inc. (Insurance)	21,988	1,277,502
American Power Conversion Corp. (Electrical Components & Equipment)	1,564	36,895
American Standard Cos. (Building Materials)	1,518	63,635
AmerisourceBergen Corp. (Pharmaceuticals)	874	60,437
Amgen, Inc. * (Biotechnology)	10,626	642,449
AmSouth Bancorp (Banks)	3,036	78,936
Anadarko Petroleum Corp. (Oil & Gas)	1,932	158,714
Analog Devices, Inc. (Semiconductors)	3,174	118,422
Andrew Corp. * (Telecommunications)	1,380	17,609
Anheuser-Busch Cos., Inc. (Beverages)	6,716	307,257
AON Corp. (Insurance)	2,714	67,959
Apache Corp. (Oil & Gas)	2,714	175,324
Apartment Investment and Management Co. - Class A (REIT)	782	31,999
Apollo Group, Inc. - Class A * (Commercial Services)	1,426	111,542
Apple Computer, Inc. * (Computers)	6,762	248,909
Applera Corp. - Applied Biosystems Group (Electronics)	1,656	32,574
Applied Materials, Inc. (Semiconductors)	14,214	229,983
Applied Micro Circuits Corp. * (Semiconductors)	2,622	6,712
Archer-Daniels-Midland Co. (Agriculture)	5,106	109,166
Archstone-Smith Trust (REIT)	1,702	65,731
Ashland, Inc. (Chemicals)	552	39,672
AT&T Corp. (Telecommunications)	6,762	128,748
Autodesk, Inc. (Software)	1,932	66,403
Automatic Data Processing, Inc. (Software)	5,014	210,438
AutoNation, Inc. * (Retail)	1,886	38,701

See accompanying notes to the financial statements.

AutoZone, Inc. * (Retail)	552	51,038
Avaya, Inc. * (Telecommunications)	4,186	34,828
Avery Dennison Corp. (Household Products/Wares)	874	46,287
Avon Products, Inc. (Cosmetics/Personal Care)	4,048	153,217
Baker Hughes, Inc. (Oil & Gas Services)	2,806	143,555
Ball Corp. (Packaging & Containers)	920	33,083
Bank of America Corp. (Banks)	33,856	1,544,173
Bank of New York Co., Inc. (Banks)	6,624	190,639
Bard (C.R.), Inc. (Healthcare-Products)	874	58,130
Bausch & Lomb, Inc. (Healthcare-Products)	460	38,180
Baxter International, Inc. (Healthcare-Products)	5,290	196,259
BB&T Corp. (Banks)	4,646	185,701
Bear Stearns Cos., Inc. (Diversified Financial Services)	966	100,406
Becton, Dickinson & Co. (Healthcare-Products)	2,162	113,440
Bed Bath & Beyond, Inc. * (Retail)	2,484	103,782
BellSouth Corp. (Telecommunications)	15,502	411,888
Bemis Co., Inc. (Packaging & Containers)	920	24,417
Best Buy Co., Inc. (Retail)	2,162	148,205
Big Lots, Inc. * (Retail)	966	12,790
Biogen Idec, Inc. * (Biotechnology)	2,944	101,421
Biomet, Inc. (Healthcare-Products)	2,208	76,485
BJ Services Co. (Oil & Gas Services)	1,380	72,422
Black & Decker Corp. (Hand/Machine Tools)	690	61,996
BMC Software, Inc. * (Software)	1,794	32,202
Boeing Co. (Aerospace/Defense)	7,084	467,543
Boston Scientific Corp. * (Healthcare-Products)	6,302	170,154
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,514	412,520
Broadcom Corp. - Class A * (Semiconductors)	2,484	88,207
Brown-Forman Corp. (Beverages)	736	44,499
Brunswick Corp. (Leisure Time)	828	35,869
Burlington Northern Santa Fe Corp. (Transportation)	3,128	147,266
Burlington Resources, Inc. (Oil & Gas)	3,174	175,332
Calpine Corp. * (Electric)	4,232	14,389
Campbell Soup Co. (Food)	2,714	83,510
Capital One Financial Corp. (Diversified Financial Services)	2,116	169,301
Cardinal Health, Inc. (Pharmaceuticals)	3,588	206,597
Caremark Rx, Inc. * (Pharmaceuticals)	3,864	172,025
Carnival Corp. (Leisure Time)	4,416	240,893
Caterpillar, Inc. (Machinery - Construction & Mining)	2,852	271,824
Cendant Corp. (Commercial Services)	8,878	198,600
CenterPoint Energy, Inc. (Electric)	2,438	32,206
Centex Corp. (Home Builders)	1,058	74,769
CenturyTel, Inc. (Telecommunications)	1,104	38,232
ChevronTexaco Corp. (Oil & Gas)	17,710	990,343
Chiron Corp. * (Biotechnology)	1,334	46,543
Chubb Corp. (Insurance)	1,702	145,708
CIENA Corp. * (Telecommunications)	4,784	9,999
CIGNA Corp. (Insurance)	1,104	118,161
Cincinnati Financial Corp. (Insurance)	1,426	56,413
Cinergy Corp. (Electric)	1,656	74,222
Cintas Corp. (Textiles)	1,288	49,717
Circuit City Stores, Inc. (Retail)	1,564	27,042
Cisco Systems, Inc. * (Telecommunications)	54,234	1,036,412
CIT Group, Inc. (Diversified Financial Services)	1,794	77,088
Citigroup, Inc. (Diversified Financial Services)	44,574	2,060,655
Citizens Communications Co. (Telecommunications)	2,944	39,567
Citrix Systems, Inc. *(Software) *	1,426	30,887
Clear Channel Communications, Inc. (Media)	4,324	133,741
Clorox Co. (Household Products/Wares)	1,334	74,330

See accompanying notes to the financial statements.

CMS Energy Corp. * (Electric)	1,840	27,710
Coach, Inc. * (Apparel)	3,036	101,919
Coca-Cola Co. (Beverages)	19,412	810,451
Coca-Cola Enterprises, Inc. (Beverages)	3,036	66,822
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,462	222,698
Comcast Corp. - Special Class A * (Media)	18,814	577,590
Comerica, Inc. (Banks)	1,426	82,423
Compass Bancshares, Inc. (Banks)	1,058	47,610
Computer Associates International, Inc. (Software)	4,492	123,440
Computer Sciences Corp. * (Computers)	1,610	70,357
Compuware Corp. * (Software)	3,082	22,160
Comverse Technology, Inc. * (Telecommunications)	1,656	39,164
ConAgra Foods, Inc. (Food)	4,370	101,209
ConocoPhillips (Oil & Gas)	11,592	666,424
Consolidated Edison, Inc. (Electric)	2,070	96,959
Constellation Energy Group, Inc. (Electric)	1,518	87,573
Convergys Corp. * (Commercial Services)	1,196	17,007
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	782	49,970
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	552	10,251
Corning, Inc. * (Telecommunications)	11,960	198,775
Costco Wholesale Corp. (Retail)	4,048	181,431
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,968	191,814
CSX Corp. (Transportation)	1,794	76,532
Cummins, Inc. (Machinery-Diversified)	368	27,456
CVS Corp. (Retail)	6,854	199,246
Dana Corp. (Auto Parts & Equipment)	1,242	18,642
Danaher Corp. (Miscellaneous Manufacturing)	2,346	122,790
Darden Restaurants, Inc. (Retail)	1,242	40,961
Deere & Co. (Machinery-Diversified)	2,116	138,577
Dell, Inc. * (Computers)	20,102	794,230
Delphi Corp. (Auto Parts & Equipment)	4,232	19,679
Delta Air Lines, Inc. * (Airlines)	1,196	4,497
Devon Energy Corp. (Oil & Gas)	3,956	200,490
Dillards, Inc. - Class A (Retail)	598	14,005
Dollar General Corp. (Retail)	2,576	52,447
Dominion Resources, Inc. (Electric)	2,944	216,060
Dover Corp. (Miscellaneous Manufacturing)	1,748	63,592
Dow Jones & Co., Inc. (Media)	598	21,199
DTE Energy Co. (Electric)	1,472	68,845
Du Pont (Chemicals)	8,556	367,994
Duke Energy Corp. (Electric)	7,820	232,489
Dynegy, Inc. - Class A * (Pipelines)	2,760	13,414
E*TRADE Financial Corp. * (Diversified Financial Services)	3,128	43,761
Eastman Chemical Co. (Chemicals)	690	38,054
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,300	61,755
Eaton Corp. (Miscellaneous Manufacturing)	1,242	74,396
eBay, Inc. * (Internet)	10,166	335,580
Ecolab, Inc. (Chemicals)	1,886	61,031
Edison International (Electric)	2,760	111,918
El Paso Corp. (Pipelines)	5,474	63,060
Electronic Arts, Inc. * (Software)	2,346	132,807
Electronic Data Systems Corp. (Computers)	4,416	85,008
Eli Lilly & Co. (Pharmaceuticals)	9,614	535,596
EMC Corp. * (Computers)	21,114	289,473
Emerson Electric Co. (Electrical Components & Equipment)	3,542	221,835
Engelhard Corp. (Chemicals)	1,012	28,893
Entergy Corp. (Electric)	1,794	135,537
EOG Resources, Inc. (Oil & Gas)	1,978	112,350
Equifax, Inc. (Commercial Services)	1,104	39,424
Equity Office Properties Trust (REIT)	3,450	114,195

See accompanying notes to the financial statements.

Equity Residential Properties Trust (REIT)	2,438	89,767
Exelon Corp. (Electric)	5,750	295,147
Express Scripts, Inc. * (Pharmaceuticals)	1,196	59,776
Exxon Mobil Corp. (Oil & Gas)	53,452	3,071,887
Family Dollar Stores, Inc. (Retail)	1,380	36,018
Fannie Mae (Diversified Financial Services)	8,234	480,866
Federated Department Stores, Inc. (Retail)	1,426	104,497
Federated Investors, Inc. - Class B (Diversified Financial Services)	828	24,848
FedEx Corp. (Transportation)	2,576	208,682
Fifth Third Bancorp (Banks)	4,554	187,670
First Data Corp. (Software)	6,670	267,734
First Horizon National Corp. (Banks)	1,058	44,648
FirstEnergy Corp. (Electric)	2,806	134,997
Fiserv, Inc. * (Software)	1,656	71,125
Fisher Scientific International, Inc. * (Electronics)	1,012	65,678
Fluor Corp. (Engineering & Construction)	736	42,386
Ford Motor Co. (Auto Manufacturers)	14,536	148,849
Forest Laboratories, Inc. * (Pharmaceuticals)	2,806	109,013
Fortune Brands, Inc. (Household Products/Wares)	1,242	110,290
FPL Group, Inc. (Electric)	3,358	141,237
Franklin Resources, Inc. (Diversified Financial Services)	1,702	131,020
Freddie Mac (Diversified Financial Services)	5,888	384,074
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,472	55,112
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	3,358	71,122
Gannett Co., Inc. (Media)	2,116	150,511
Gateway, Inc. * (Computers)	2,530	8,349
General Dynamics Corp. (Aerospace/Defense)	1,702	186,437
General Electric Co. (Miscellaneous Manufacturing)	91,172	3,159,109
General Mills, Inc. (Food)	3,174	148,511
General Motors Corp. (Auto Manufacturers)	4,554	154,836
Genuine Parts Co. (Distribution/Wholesale)	1,472	60,485
Genzyme Corp. - General Division * (Biotechnology)	2,116	127,150
Georgia Pacific Corp. (Forest Products & Paper)	2,208	70,214
Gilead Sciences, Inc. * (Pharmaceuticals)	3,818	167,954
Gillette Co. (Cosmetics/Personal Care)	8,556	433,190
Golden West Financial Corp. (Savings & Loans)	2,300	148,074
Goodrich Corp. (Aerospace/Defense)	1,012	41,452
Great Lakes Chemical Corp. (Chemicals)	460	14,476
Guidant Corp. (Healthcare-Products)	2,760	185,748
H & R Block, Inc. (Commercial Services)	1,380	80,523
Halliburton Co. (Oil & Gas Services)	4,278	204,574
Harley-Davidson, Inc. (Leisure Time)	2,392	118,643
Harrah’s Entertainment, Inc. (Lodging)	1,518	109,402
Hartford Financial Services Group, Inc. (Insurance)	2,484	185,754
Hasbro, Inc. (Toys/Games/Hobbies)	1,426	29,647
HCA, Inc. (Healthcare-Services)	3,450	195,512
Health Management Associates, Inc. - Class A (Healthcare-Services)	2,024	52,988
Heinz (H.J.) Co. (Food)	2,990	105,906
Hercules, Inc. * (Chemicals)	920	13,018
Hershey Foods Corp. (Food)	1,840	114,264
Hewlett-Packard Co. (Computers)	24,196	568,848
Hilton Hotels Corp. (Lodging)	3,312	78,991
Home Depot, Inc. (Retail)	18,032	701,445
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,084	259,487
Hospira, Inc. * (Pharmaceuticals)	1,334	52,026
Humana, Inc. * (Healthcare-Services)	1,334	53,013
Huntington Bancshares, Inc. (Banks)	1,932	46,638
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,300	183,264
IMS Health, Inc. (Software)	1,978	48,995

See accompanying notes to the financial statements.

Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,472	105,027
Intel Corp. (Semiconductors)	52,670	1,372,581
International Business Machines Corp. (Computers)	13,478	1,000,068
International Flavors & Fragrances, Inc. (Chemicals)	736	26,658
International Game Technology (Entertainment)	2,852	80,284
International Paper Co. (Forest Products & Paper)	4,048	122,290
Interpublic Group of Cos., Inc. * (Advertising)	3,772	45,943
Intuit, Inc. * (Software)	1,564	70,552
ITT Industries, Inc. (Miscellaneous Manufacturing)	782	76,347
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,208	116,097
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,762	1,051,194
Jabil Circuit, Inc. * (Electronics)	1,564	48,061
Janus Capital Group, Inc. (Diversified Financial Services)	1,932	29,057
JDS Uniphase Corp. * (Telecommunications)	12,512	19,018
Jefferson-Pilot Corp. (Insurance)	1,150	57,983
Johnson & Johnson (Healthcare-Products)	25,392	1,650,480
Johnson Controls, Inc. (Auto Parts & Equipment)	1,610	90,691
Jones Apparel Group, Inc. (Apparel)	1,012	31,412
KB Home (Home Builders)	690	52,599
Kellogg Co. (Food)	2,990	132,876
Kerr-McGee Corp. (Oil & Gas)	966	73,715
KeyCorp (Banks)	3,450	114,368
KeySpan Corp. (Gas)	1,472	59,910
Kimberly-Clark Corp. (Household Products/Wares)	4,048	253,364
Kinder Morgan, Inc. (Pipelines)	920	76,544
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,024	21,090
KLA - Tencor Corp. (Semiconductors)	1,656	72,367
Knight-Ridder, Inc. (Media)	644	39,503
Kohls Corp. * (Retail)	2,760	154,312
Kroger Co. * (Food)	5,888	112,049
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,012	77,499
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,150	57,385
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,610	42,794
Lexmark International, Inc. - Class A * (Computers)	1,058	68,590
Limited, Inc. (Retail)	3,174	67,987
Lincoln National Corp. (Insurance)	1,426	66,908
Linear Technology Corp. (Semiconductors)	2,668	97,889
Liz Claiborne, Inc. (Apparel)	920	36,579
Lockheed Martin Corp. (Aerospace/Defense)	3,496	226,786
Loews Corp. (Insurance)	1,334	103,385
Louisiana-Pacific Corp. (Forest Products & Paper)	920	22,614
Lowe’s Cos., Inc. (Retail)	6,486	377,615
LSI Logic Corp. * (Semiconductors)	3,312	28,119
Lucent Technologies, Inc. * (Telecommunications)	37,628	109,497
M&T Bank Corp. (Banks)	828	87,072
Manor Care, Inc. (Healthcare-Services)	736	29,241
Marathon Oil Corp. (Oil & Gas)	2,898	154,666
Marriott International, Inc. - Class A (Lodging)	1,702	116,111
Marsh & McLennan Cos., Inc. (Insurance)	4,646	128,694
Marshall & Ilsley Corp. (Banks)	1,794	79,743
Masco Corp. (Building Materials)	3,680	116,876
Mattel, Inc. (Toys/Games/Hobbies)	3,450	63,135
Maxim Integrated Products, Inc. (Semiconductors)	2,806	107,217
May Department Stores Co. (Retail)	2,484	99,757
Maytag Corp. (Home Furnishings)	644	10,085
MBIA, Inc. (Insurance)	1,104	65,478
MBNA Corp. (Diversified Financial Services)	10,810	282,790
McCormick & Co., Inc. (Food)	1,150	37,582
McDonald’s Corp. (Retail)	11,040	306,360

See accompanying notes to the financial statements.

McGraw-Hill Cos., Inc. (Media)	3,266	144,521
McKesson Corp. (Commercial Services)	2,392	107,138
MeadWestvaco Corp. (Forest Products & Paper)	1,564	43,855
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,254	120,273
MedImmune, Inc. * (Biotechnology)	2,070	55,310
Medtronic, Inc. (Healthcare-Products)	10,350	536,027
Mellon Financial Corp. (Banks)	3,588	102,940
Merck & Co., Inc. (Pharmaceuticals)	18,492	569,554
Mercury Interactive Corp. * (Software)	782	29,998
Meredith Corp. (Media)	368	18,054
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,168	174,272
MetLife, Inc. (Insurance)	6,302	283,212
MGIC Investment Corp. (Insurance)	782	51,002
Micron Technology, Inc. * (Semiconductors)	5,244	53,541
Microsoft Corp. (Software)	86,204	2,141,307
Millipore Corp. * (Biotechnology)	414	23,486
Molex, Inc. (Electrical Components & Equipment)	1,426	37,133
Molson Coors Brewing Co. - Class B (Beverages)	690	42,780
Monsanto Co. (Agriculture)	2,208	138,817
Monster Worldwide, Inc. * (Internet)	1,058	30,343
Moody’s Corp. (Commercial Services)	2,300	103,408
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,200	482,724
Motorola, Inc. (Telecommunications)	20,838	380,502
Mylan Laboratories, Inc. (Pharmaceuticals)	2,024	38,942
Nabors Industries, Ltd. * (Oil & Gas)	1,242	75,290
National City Corp. (Banks)	4,968	169,508
National Semiconductor Corp. (Semiconductors)	2,990	65,870
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,426	67,792
Navistar International Corp. * (Auto Manufacturers)	552	17,664
NCR Corp. * (Computers)	1,564	54,928
Network Appliance, Inc. * (Computers)	3,082	87,128
Newell Rubbermaid, Inc. (Housewares)	2,300	54,832
Newmont Mining Corp. (Mining)	3,772	147,221
News Corp. - Class A (Media)	23,874	386,281
Nextel Communications, Inc. - Class A * (Telecommunications)	9,522	307,656
NICOR, Inc. (Gas)	368	15,151
NIKE, Inc. - Class B (Apparel)	1,932	167,312
NiSource, Inc. (Electric)	2,300	56,879
Noble Corp. (Oil & Gas)	1,104	67,907
Nordstrom, Inc. (Retail)	1,012	68,786
Norfolk Southern Corp. (Transportation)	3,358	103,964
North Fork Bancorp, Inc. (Banks)	4,002	112,416
Northern Trust Corp. (Banks)	1,748	79,691
Northrop Grumman Corp. (Aerospace/Defense)	3,082	170,281
Novell, Inc. * (Software)	3,266	20,249
Novellus Systems, Inc. * (Semiconductors)	1,196	29,553
Nucor Corp. (Iron/Steel)	1,334	60,858
NVIDIA Corp. * (Semiconductors)	1,518	40,561
Occidental Petroleum Corp. (Oil & Gas)	3,312	254,792
Office Depot, Inc. * (Retail)	2,668	60,937
OfficeMax, Inc. (Retail)	598	17,802
Omnicom Group, Inc. (Advertising)	1,610	128,575
Oracle Corp. * (Software)	37,766	498,511
PACCAR, Inc. (Auto Manufacturers)	1,472	100,096
Pactiv Corp. * (Packaging & Containers)	1,288	27,795
Pall Corp. (Miscellaneous Manufacturing)	1,058	32,121
Parametric Technology Corp. * (Software)	2,300	14,674
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,012	62,754
Paychex, Inc. (Commercial Services)	2,990	97,295

See accompanying notes to the financial statements.

Peoples Energy Corp. (Gas)	322	13,994
PepsiCo, Inc. (Beverages)	14,214	766,561
PerkinElmer, Inc. (Electronics)	1,104	20,866
Pfizer, Inc. (Pharmaceuticals)	61,686	1,701,300
PG&E Corp. (Electric)	3,174	119,152
Phelps Dodge Corp. (Mining)	782	72,335
Pinnacle West Capital Corp. (Electric)	828	36,805
Pitney Bowes, Inc. (Office/Business Equipment)	1,932	84,139
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,564	56,773
PMC-Sierra, Inc. * (Semiconductors)	1,564	14,592
PNC Financial Services Group (Banks)	2,392	130,268
PPG Industries, Inc. (Chemicals)	1,472	92,383
PPL Corp. (Electric)	1,610	95,602
Praxair, Inc. (Chemicals)	2,714	126,472
Principal Financial Group, Inc. (Insurance)	2,530	106,007
Procter & Gamble Co. (Cosmetics/Personal Care)	21,206	1,118,617
Progress Energy, Inc. (Electric)	2,116	95,728
Progress Energy, Inc.CVO (Electric)	189	0
Progressive Corp. (Insurance)	1,656	163,629
Prologis (REIT)	1,564	62,935
Providian Financial Corp. * (Diversified Financial Services)	2,484	43,793
Prudential Financial, Inc. (Insurance)	4,416	289,955
Public Service Enterprise Group, Inc. (Electric)	2,070	125,897
Pulte Homes, Inc. (Home Builders)	966	81,385
QLogic Corp. * (Semiconductors)	782	24,140
Qualcomm, Inc. (Telecommunications)	14,398	475,278
Quest Diagnostics, Inc. (Healthcare-Services)	1,564	83,314
Qwest Communications International, Inc. * (Telecommunications)	14,306	53,075
R.R. Donnelley & Sons Co. (Commercial Services)	1,840	63,498
RadioShack Corp. (Retail)	1,334	30,909
Raytheon Co. (Aerospace/Defense)	3,910	152,959
Reebok International, Ltd. (Apparel)	506	21,166
Regions Financial Corp. (Banks)	3,910	132,471
Reynolds American, Inc. (Agriculture)	1,058	83,370
Robert Half International, Inc. (Commercial Services)	1,334	33,310
Rockwell Collins, Inc. (Aerospace/Defense)	1,518	72,378
Rockwell International Corp. (Machinery-Diversified)	1,472	71,701
Rohm & Haas Co. (Chemicals)	1,610	74,607
Rowan Cos., Inc. (Oil & Gas)	874	25,967
Ryder System, Inc. (Transportation)	552	20,203
Sabre Holdings Corp. (Leisure Time)	1,104	22,025
SAFECO Corp. (Insurance)	1,058	57,492
Safeway, Inc. (Food)	3,680	83,131
Sanmina-SCI Corp. * (Electronics)	4,370	23,904
Sara Lee Corp. (Food)	6,716	133,044
SBC Communications, Inc. (Telecommunications)	27,692	657,685
Schering-Plough Corp. (Pharmaceuticals)	12,604	240,232
Schlumberger, Ltd. (Oil & Gas Services)	4,922	373,777
Schwab (Diversified Financial Services)	9,890	111,559
Scientific-Atlanta, Inc. (Telecommunications)	1,288	42,852
Seagate Technology, Inc. * (a) (Computers)	405	0
Sealed Air Corp. * (Packaging & Containers)	690	34,355
Sears Holdings Corp. * (Retail)	828	124,092
Sempra Energy (Gas)	2,024	83,612
Sherwin-Williams Co. (Chemicals)	1,058	49,821
Siebel Systems, Inc. (Software)	4,416	39,302
Sigma-Aldrich Corp. (Chemicals)	598	33,512
Simon Property Group, Inc. (REIT)	1,840	133,383
SLM Corp. (Diversified Financial Services)	3,542	179,934
Snap-on, Inc. (Hand/Machine Tools)	506	17,356

See accompanying notes to the financial statements.

Solectron Corp. * (Electronics)	7,406	28,069
Southern Co. (Electric)	6,394	221,680
Southwest Airlines Co. (Airlines)	6,348	88,428
Sovereign Bancorp, Inc. (Savings & Loans)	3,082	68,852
Sprint Corp. (Telecommunications)	12,512	313,926
St. Jude Medical, Inc. * (Healthcare-Products)	3,036	132,400
St. Paul Cos., Inc. (Insurance)	5,750	227,298
Staples, Inc. (Retail)	6,164	131,416
Starbucks Corp. * (Retail)	3,312	171,098
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,886	110,463
State Street Corp. (Banks)	2,852	137,609
Stryker Corp. (Healthcare-Products)	3,174	150,955
Sun Microsystems, Inc. * (Computers)	28,888	107,752
SunGard Data Systems, Inc. * (Computers)	2,484	87,362
Sunoco, Inc. (Oil & Gas)	552	62,751
SunTrust Banks, Inc. (Banks)	2,852	206,028
SuperValu, Inc. (Food)	1,150	37,502
Symantec Corp. * (Internet)	6,026	131,005
Symbol Technologies, Inc. (Electronics)	2,024	19,977
Synovus Financial Corp. (Banks)	2,668	76,492
Sysco Corp. (Food)	5,382	194,774
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,058	66,231
Target Corp. (Retail)	7,314	397,955
TECO Energy, Inc. (Electric)	1,748	33,055
Tektronix, Inc. (Electronics)	736	17,127
Tellabs, Inc. * (Telecommunications)	3,634	31,616
Temple-Inland, Inc. (Forest Products & Paper)	1,058	39,305
Tenet Healthcare Corp. * (Healthcare-Services)	3,772	46,169
Teradyne, Inc. * (Semiconductors)	1,656	19,822
Texas Instruments, Inc. (Semiconductors)	14,306	401,570
Textron, Inc. (Miscellaneous Manufacturing)	1,150	87,228
The AES Corp. * (Electric)	5,336	87,404
The Dow Chemical Co. (Chemicals)	7,912	352,321
The Gap, Inc. (Retail)	6,440	127,190
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,472	21,933
The New York Times Co. - Class A (Media)	1,242	38,688
The Pepsi Bottling Group, Inc. (Beverages)	1,656	47,378
The Stanley Works (Hand/Machine Tools)	644	29,328
Thermo Electron Corp. * (Electronics)	1,380	37,081
Tiffany & Co. (Retail)	1,242	40,688
Time Warner, Inc. * (Media)	39,606	661,817
TJX Cos., Inc. (Retail)	3,910	95,209
Torchmark Corp. (Insurance)	874	45,623
Toys R Us, Inc. * (Retail)	1,886	49,941
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,668	143,992
Tribune Co. (Media)	2,530	89,005
TXU Corp. (Electric)	2,024	168,174
Tyco International, Ltd. (Miscellaneous Manufacturing)	17,066	498,326
U.S. Bancorp (Banks)	15,410	449,972
Union Pacific Corp. (Transportation)	2,208	143,078
Unisys Corp. * (Computers)	2,806	17,762
United Parcel Service, Inc. - Class B (Transportation)	9,660	668,086
United States Steel Corp. (Iron/Steel)	920	31,620
United Technologies Corp. (Aerospace/Defense)	8,740	448,799
UnitedHealth Group, Inc. (Healthcare-Services)	10,626	554,041
Univision Communications, Inc. - Class A * (Media)	2,530	69,702
Unocal Corp. (Oil & Gas)	2,300	149,615
UnumProvident Corp. (Insurance)	2,484	45,507
UST, Inc. (Agriculture)	1,426	65,111
V. F. Corp. (Apparel)	828	47,378

See accompanying notes to the financial statements.

Valero Energy Corp. (Oil & Gas)	2,116	167,397
Veritas Software Corp. * (Software)	3,588	87,547
Verizon Communications, Inc. (Telecommunications)	23,368	807,364
Viacom, Inc. - Class B (Media)	13,708	438,930
Visteon Corp. (Auto Parts & Equipment)	1,058	6,380
Vulcan Materials Co. (Building Materials)	828	53,812
W.W. Grainger, Inc. (Distribution/Wholesale)	690	37,805
Wachovia Corp. (Banks)	13,340	661,664
Wal-Mart Stores, Inc. (Retail)	27,462	1,323,667
Walgreen Co. (Retail)	8,694	399,837
Walt Disney Co. (Media)	17,710	445,938
Washington Mutual, Inc. (Savings & Loans)	7,452	303,222
Waste Management, Inc. (Environmental Control)	4,830	136,882
Waters Corp. * (Electronics)	966	35,906
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	920	27,195
WellPoint, Inc. * (Healthcare-Services)	5,106	355,582
Wells Fargo & Co. (Banks)	14,352	883,796
Wendy’s International, Inc. (Retail)	1,012	48,222
Weyerhaeuser Co. (Forest Products & Paper)	2,024	128,827
Whirlpool Corp. (Home Furnishings)	552	38,701
Williams Cos., Inc. (Pipelines)	4,830	91,770
Wrigley (Wm.) Jr. Co. (Food)	1,656	113,999
Wyeth (Pharmaceuticals)	11,362	505,609
Xcel Energy, Inc. (Electric)	3,404	66,446
Xerox Corp. * (Office/Business Equipment)	7,866	108,472
Xilinx, Inc. (Semiconductors)	3,036	77,418
XL Capital, Ltd. - Class A (Insurance)	1,196	89,006
XTO Energy, Inc. (Oil & Gas)	2,990	101,630
Yahoo!, Inc. * (Internet)	11,316	392,100
YUM! Brands, Inc. (Retail)	2,484	129,367
Zimmer Holdings, Inc. * (Healthcare-Products)	2,116	161,176
Zions Bancorp (Banks)	736	54,118

TOTAL COMMON STOCKS (Cost $78,632,062)		91,281,222

Repurchase Agreements (10.4%)
	Principal Amount
UBS, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $10,809,826 (Collateralized by $11,021,000 various U.S. Government Agency Obligations, 2.875%-3.34%, 7/15/05-9/15/05, market value $11,029,766)	$10,809,000	10,809,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,809,000)		10,809,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	4,366

TOTAL RIGHTS/WARRANTS (Cost $0)		4,366

TOTAL INVESTMENT SECURITIES (Cost $89,441,062) - 98.1%		102,094,588
Net other assets (liabilities) - 1.9%		1,975,214

See accompanying notes to the financial statements.

NET ASSETS - 100.0%	$104,069,802

* Non-income producing security
(a) Escrowed Security
CVO Contingent Value Obligation
REIT Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $12,846,250)	43	$(100,946)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.4%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.2%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.1%
Mining	0.4%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	6.5%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	3.9%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	12.3%

**	Includes non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Small-Cap ProFund

Schedule of Portfolio Investments

June 30, 2005

(unaudited)

	Shares	Value
Common Stocks (72.1%)
21st Century Insurance Group (Insurance)	4,400	$65,296
99 Cents Only Stores * (Retail)	10,000	127,100
A.C. Moore Arts & Crafts, Inc. * (Retail)	2,800	88,508
AAR Corp. * (Aerospace/Defense)	6,800	106,828
Aaron Rents, Inc. (Commercial Services)	7,200	179,208
Abaxis, Inc. * (Healthcare - Products)	3,600	39,168
Abgenix, Inc. * (Pharmaceuticals)	16,800	144,144
ABM Industries, Inc. (Commercial Services)	7,600	148,200
Acadia Realty Trust (REIT)	5,200	96,980
Actuant Corp. * (Miscellaneous Manufacturing)	4,400	210,936
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,600	143,864
Adaptec, Inc. * (Telecommunications)	21,600	83,808
Advanced Digital Information Corp. * (Computers)	13,200	100,320
Advanced Medical Optics, Inc. * (Healthcare - Products)	741	29,455
Advisory Board Co. * (Commercial Services)	3,600	175,464
ADVO, Inc. (Advertising)	5,600	178,360
Affordable Residential Communities (REIT)	5,200	69,420
Agile Software Corp. * (Internet)	10,800	68,040
AirTran Holdings, Inc. * (Airlines)	9,200	84,916
AK Steel Holding Corp. * (Iron/Steel)	22,400	143,584
Alabama National BanCorp (Banks)	2,400	156,888
Alamosa Holdings, Inc. * (Telecommunications)	13,200	183,480
Albany International Corp. - Class A (Machinery - Diversified)	5,200	166,972
Albany Molecular Research, Inc. * (Commercial Services)	4,800	67,200
Albemarle Corp. (Chemicals)	3,600	131,292
Alfa Corp. (Insurance)	6,800	100,096
Alkermes, Inc. * (Pharmaceuticals)	15,600	206,232
Allegheny Technologies, Inc. (Iron/Steel)	11,200	247,072
Alliance Gaming Corp. * (Entertainment)	10,400	145,808
Alpharma, Inc. (Pharmaceuticals)	4,400	63,668
Altiris, Inc. * (Software)	4,400	64,592
AMCOL International Corp. (Mining)	4,400	82,676
American Medical Systems Holdings, Inc. * (Healthcare - Products)	10,400	214,760
American States Water Co. (Water)	3,200	93,984
American Woodmark Corp. (Home Furnishings)	2,400	72,024
AMERIGROUP Corp. * (Healthcare - Services)	3,200	128,640
Amis Holdings, Inc. * (Semiconductors)	6,400	85,376
Amli Residential Properties Trust (REIT)	5,200	162,552
AmSurg Corp. * (Healthcare - Services)	6,000	166,140
Anaren Microwave, Inc. * (Telecommunications)	4,400	57,860
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,000	121,040
Anixter International, Inc. * (Telecommunications)	5,200	193,284
ANSYS, Inc. * (Software)	6,400	227,264
Anteon International Corp. * (Computers)	4,800	218,976
Anthracite Capital, Inc. (REIT)	9,200	109,020
Apogee Enterprises, Inc. (Building Materials)	5,600	86,072
Apollo Investment Corp. (Investment Companies)	12,800	235,904
Applera Corp. - Celera Genomics Group * (Biotechnology)	14,800	162,356
Applied Industrial Technologies, Inc. (Machinery - Diversified)	5,200	167,908
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,800	166,272
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,800	243,840

See accompanying notes to the financial statements.

aQuantive, Inc. * (Internet)	9,600	170,112
Aquila, Inc. * (Electric)	40,000	144,400
Arbitron, Inc. (Commercial Services)	3,200	137,280
Arch Chemicals, Inc. (Chemicals)	4,400	109,824
Arctic Cat, Inc. (Leisure Time)	2,800	57,484
Argonaut Group, Inc. * (Insurance)	4,800	110,832
Ariad Pharmaceuticals, Inc. * (Biotechnology)	10,800	71,928
Ariba, Inc. * (Internet)	9,200	53,360
Arkansas Best Corp. (Transportation)	4,400	139,964
Armor Holdings, Inc. * (Aerospace/Defense)	4,800	190,128
Atherogenics, Inc. * (Pharmaceuticals)	7,600	121,448
Avanex Corp. * (Telecommunications)	16,400	14,760
Aviall, Inc. * (Distribution/Wholesale)	4,800	151,632
Avista Corp. (Electric)	6,400	118,976
Axcelis Technologies, Inc. * (Semiconductors)	19,600	134,456
Aztar Corp. * (Lodging)	3,200	109,600
Baldor Electric Co. (Hand/Machine Tools)	6,000	145,920
BancorpSouth, Inc. (Banks)	12,400	292,640
Bandag, Inc. (Auto Parts & Equipment)	2,000	92,100
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	4,800	90,960
Banner Corp. (Banks)	2,000	56,020
Banta Corp. (Commercial Services)	2,800	127,008
BE Aerospace, Inc. * (Aerospace/Defense)	7,600	118,788
Bel Fuse, Inc. - Class B (Electronics)	2,400	73,344
Benchmark Electronics, Inc. * (Electronics)	7,600	231,192
Berry Petroleum Co. - Class A (Oil & Gas)	3,600	190,368
Beverly Enterprises, Inc. * (Healthcare - Services)	22,000	280,280
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	13,200	98,868
Black Box Corp. (Telecommunications)	3,200	113,280
Black Hills Corp. (Electric)	3,600	132,660
Blue Coat Systems, Inc. * (Internet)	2,000	59,760
Blyth, Inc. (Household Products/Wares)	4,000	112,200
Bone Care International, Inc. * (Pharmaceuticals)	3,200	105,504
Boston Private Financial Holdings, Inc. (Banks)	5,600	141,120
Bowne & Co., Inc. (Commercial Services)	7,200	104,112
Boyd Gaming Corp. (Lodging)	2,800	143,164
Brady Corp. - Class A (Electronics)	7,200	223,200
Brandywine Realty Trust (REIT)	4,800	147,120
Bright Horizons Family Solutions, Inc. * (Commercial Services)	5,600	228,032
Broadwing Corp. * (Telecommunications)	8,000	36,960
Brocade Communications Systems, Inc. * (Computers)	52,400	203,312
Brooks Automation, Inc. * (Semiconductors)	8,400	124,740
Brown Shoe Co., Inc. (Retail)	3,600	140,940
Brush Engineered Materials, Inc. * (Mining)	3,600	51,336
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,000	47,820
Burlington Coat Factory Warehouse Corp. (Retail)	3,600	153,504
C&D Technologies, Inc. (Electrical Components & Equipment)	4,400	40,436
C-COR.net Corp. * (Telecommunications)	8,800	60,280
Cabot Microelectronics Corp. * (Chemicals)	4,400	127,556
California Pizza Kitchen, Inc. * (Retail)	4,000	109,080
California Water Service Group (Water)	3,200	120,128
Callaway Golf Co. (Leisure Time)	12,400	191,332
Calpine Corp. * (Electric)	85,200	289,680
Cambrex Corp. (Biotechnology)	4,800	91,440
Capital City Bank Group, Inc. (Banks)	2,000	80,800
Caraustar Industries, Inc. * (Forest Products & Paper)	6,000	63,000
Carpenter Technology Corp. (Iron/Steel)	4,000	207,200
Cascade Bancorp (Banks)	3,600	75,744

See accompanying notes to the financial statements.

Cascade Corp. (Machinery - Diversified)	2,000	86,500
Casella Waste Systems, Inc. * (Environmental Control)	4,000	48,000
Casey’s General Stores, Inc. (Retail)	10,400	206,128
Cash America International, Inc. (Retail)	6,000	120,720
Catalina Marketing Corp. (Advertising)	9,600	243,936
Cathay Bancorp, Inc. (Banks)	8,800	296,648
Cell Therapeutics, Inc. * (Pharmaceuticals)	10,400	28,184
Centene Corp. * (Healthcare - Services)	8,000	268,640
Central Pacific Financial Corp. (Banks)	3,200	113,920
Central Parking Corp. (Commercial Services)	3,600	49,500
Century Aluminum Co. * (Mining)	3,600	73,440
CH Energy Group, Inc. (Electric)	3,200	155,616
Champion Enterprises, Inc. * (Home Builders)	12,800	127,232
Charming Shoppes, Inc. * (Retail)	23,600	220,188
Charter Communications, Inc. - Class A * (Media)	55,200	65,136
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	7,200	158,112
Chattem, Inc. * (Cosmetics/Personal Care)	3,600	149,040
Checkpoint Systems, Inc. * (Electronics)	6,800	120,360
Chemical Financial Corp. (Banks)	4,800	158,928
Cheniere Energy, Inc. * (Oil & Gas)	8,000	248,800
Chesapeake Corp. (Packaging & Containers)	4,000	83,760
Chiquita Brands International, Inc. (Food)	7,200	197,712
Chittenden Corp. (Banks)	5,200	141,440
Chordiant Software, Inc. * (Internet)	14,800	28,860
Christopher & Banks Corp. (Retail)	6,800	124,168
Churchill Downs, Inc. (Entertainment)	1,600	67,984
Ciber, Inc. * (Computers)	10,400	82,992
Cimarex Energy Co. * (Oil & Gas)	12,487	485,869
Cincinnati Bell, Inc. * (Telecommunications)	50,400	216,720
Circor International, Inc. (Metal Fabricate/Hardware)	3,200	78,944
Citizens Banking Corp. (Banks)	8,800	265,936
City Holding Co. (Banks)	3,600	131,472
CKE Restaurants, Inc. (Retail)	10,800	150,336
Clarcor, Inc. (Miscellaneous Manufacturing)	5,600	163,800
CLECO Corp. (Electric)	9,200	198,444
CMGI, Inc. * (Internet)	77,200	145,908
CMS Energy Corp. * (Electric)	27,200	409,632
CNET Networks, Inc. * (Internet)	22,800	267,672
Coeur d’Alene Mines Corp. * (Mining)	44,000	159,720
Cognex Corp. (Machinery - Diversified)	8,000	209,520
Coherent, Inc. * (Electronics)	6,000	216,060
Cohu, Inc. (Semiconductors)	4,400	88,220
Colonial Properties Trust (REIT)	295	12,980
Commerce Group, Inc. (Insurance)	4,400	273,284
Commercial Federal Corp. (Savings & Loans)	5,600	188,608
Commercial Metals Co. (Metal Fabricate/Hardware)	10,400	247,728
Commercial NET Lease Realty (REIT)	9,600	196,512
Commscope, Inc. * (Telecommunications)	4,400	76,604
Community Bank System, Inc. (Banks)	5,200	126,828
Community Banks, Inc. (Banks)	2,000	51,840
Community Trust Bancorp, Inc. (Banks)	2,400	78,528
Compass Minerals International, Inc. (Mining)	3,200	74,880
CompuCredit Corp. * (Diversified Financial Services)	4,000	137,120
Comstock Resources, Inc. * (Oil & Gas)	4,800	121,392
Conceptus, Inc. * (Healthcare - Products)	5,200	29,380
Concur Technologies, Inc. * (Software)	5,200	54,756
CONMED Corp. * (Healthcare - Products)	6,000	184,620
Consolidated Graphics, Inc. * (Commercial Services)	2,400	97,848

See accompanying notes to the financial statements.

Continental Airlines, Inc. - Class B * (Airlines)	11,200	148,736
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	9,600	178,272
Corporate Office Properties Trust (REIT)	6,000	176,700
Correctional Properties Trust (REIT)	2,400	67,920
Corrections Corp. of America * (Commercial Services)	6,400	251,200
Corus Bankshares, Inc. (Banks)	3,200	177,568
CoStar Group, Inc. * (Commercial Services)	3,200	139,520
Cousins Properties, Inc. (REIT)	4,800	141,984
Coventry Health Care, Inc. * (Healthcare - Services)	691	48,888
CRA International, Inc. * (Commercial Services)	2,000	107,700
Cray, Inc. * (Computers)	17,600	21,824
Credence Systems Corp. * (Semiconductors)	16,800	152,040
Crompton Corp. (Chemicals)	23,600	333,940
Cross Country Healthcare, Inc. * (Commercial Services)	4,800	81,600
Crown Holdings, Inc. * (Packaging & Containers)	22,000	313,060
CSK Auto Corp. * (Retail)	8,400	140,112
Cubic Corp. (Electronics)	3,200	56,768
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	8,400	110,628
Cuno, Inc. * (Miscellaneous Manufacturing)	3,600	257,184
Curtiss-Wright Corp. (Aerospace/Defense)	4,000	215,800
CV Therapeutics, Inc. * (Pharmaceuticals)	6,400	143,488
CVB Financial Corp. (Banks)	9,200	181,056
Datascope Corp. (Healthcare - Products)	2,400	80,040
Decode Genetics, Inc. * (Biotechnology)	10,000	93,900
Delphi Financial Group, Inc. - Class A (Insurance)	2,000	88,300
Delta Air Lines, Inc. * (Airlines)	22,000	82,720
Deltic Timber Corp. (Forest Products & Paper)	2,000	76,060
Denbury Resources, Inc. * (Oil & Gas)	5,600	222,712
Dendrite International, Inc. * (Software)	7,600	104,880
DHB Industries, Inc. * (Apparel)	4,000	33,800
Diagnostic Products Corp. (Healthcare - Products)	4,000	189,320
Dick’s Sporting Goods, Inc. * (Retail)	6,000	231,540
Digital River, Inc. * (Internet)	6,000	190,500
Digital Theater Systems, Inc. * (Home Furnishings)	3,600	64,188
Digitas, Inc. * (Internet)	11,200	127,792
Dime Community Bancshares, Inc. (Savings & Loans)	6,400	97,280
Dionex Corp. * (Electronics)	4,000	174,440
Direct General Corp. (Insurance)	3,200	59,552
Discovery Laboratories, Inc. * (Pharmaceuticals)	9,600	69,984
Ditech Communications Corp. * (Telecommunications)	6,000	38,940
DJ Orthopedics, Inc. * (Healthcare - Products)	3,600	98,748
Dobson Communications Corp. * (Telecommunications)	22,400	95,424
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	4,400	167,112
Downey Financial Corp. (Savings & Loans)	2,800	204,960
Drew Industries, Inc. * (Building Materials)	1,600	72,640
DRS Technologies, Inc. (Aerospace/Defense)	3,200	164,096
Dyax Corp. * (Pharmaceuticals)	5,200	24,544
Dycom Industries, Inc. * (Engineering & Construction)	6,400	126,784
Eagle Materials - Class A (Building Materials)	3,200	296,288
EarthLink, Inc. * (Internet)	27,600	239,016
EastGroup Properties, Inc. (REIT)	3,600	151,596
Eclipsys Corp. * (Software)	7,600	106,932
EDO Corp. (Aerospace/Defense)	3,200	95,712
eFunds Corp. * (Software)	9,200	165,508
El Paso Electric Co. * (Electric)	9,200	188,140
Electro Scientific Industries, Inc. * (Electronics)	5,600	100,128
ElkCorp (Building Materials)	4,000	114,200
Emmis Communications Corp. * (Media)	8,800	155,496

See accompanying notes to the financial statements.

Empire District Electric Co. (Electric)	4,800	115,008
Emulex Corp. * (Semiconductors)	14,400	262,944
Encompass Services Corp. * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	4,400	180,400
Encysive Pharmaceuticals, Inc. * (Biotechnology)	10,800	116,748
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,400	127,028
Enterasys Networks, Inc. * (Telecommunications)	43,200	38,880
Entertainment Properties Trust (REIT)	4,000	184,000
Entravision Communications Corp. * (Media)	10,000	77,900
Entrust Technologies, Inc. * (Internet)	13,200	63,228
Enzo Biochem, Inc. * (Biotechnology)	4,800	86,064
Epicor Software Corp. * (Software)	8,000	105,600
Equity Inns, Inc. (REIT)	9,200	122,360
Equity Lifestyle Properties, Inc. (REIT)	3,200	127,232
Equity One, Inc. (REIT)	6,000	136,200
eResearch Technology, Inc. * (Internet)	6,400	85,696
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,800	282,240
ESS Technology, Inc. * (Semiconductors)	6,800	28,628
Essex Property Trust, Inc. (REIT)	2,000	166,120
Esterline Technologies Corp. * (Aerospace/Defense)	4,400	176,352
Ethan Allen Interiors, Inc. (Home Furnishings)	2,000	67,020
Excel Technology, Inc. * (Electronics)	2,400	58,320
Exelixis, Inc. * (Biotechnology)	12,800	95,104
Exide Technologies * (Auto Parts & Equipment)	4,800	23,280
ExpressJet Holdings, Inc. * (Airlines)	7,600	64,676
F.N.B. Corp. (Banks)	5,600	110,040
FBL Financial Group, Inc. - Class A (Insurance)	2,400	66,264
FelCor Lodging Trust, Inc. * (REIT)	10,000	144,800
Ferro Corp. (Chemicals)	5,600	111,216
Fidelity Bankshares, Inc. (Savings & Loans)	4,000	106,080
Filenet Corp. * (Software)	7,200	181,008
Financial Federal Corp. (Diversified Financial Services)	2,800	108,192
Finisar Corp. * (Telecommunications)	34,000	35,700
First BanCorp. (Banks)	6,400	256,960
First Charter Corp. (Banks)	6,000	131,820
First Citizens BancShares, Inc. - Class A (Banks)	1,200	173,460
First Commonwealth Financial Corp. (Banks)	14,400	197,280
First Community Bancorp - Class A (Banks)	2,800	133,000
First Community Bancshares, Inc. (Banks)	2,000	65,000
First Financial Bancorp (Banks)	7,200	136,080
First Financial Bankshares, Inc. (Banks)	3,722	125,952
First Financial Corp. (Banks)	2,800	80,444
First Financial Holdings, Inc. (Savings & Loans)	2,400	71,784
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	5,200	99,008
First Industrial Realty Trust, Inc. (REIT)	5,200	207,480
First Merchants Corp. (Banks)	4,000	99,400
First Republic Bank (Banks)	4,000	141,320
FirstFed Financial Corp. * (Savings & Loans)	2,800	166,908
Fisher Communications, Inc. * (Media)	1,200	56,748
Florida East Coast Industries, Inc. (Transportation)	4,400	190,520
Flowers Foods, Inc. (Food)	6,400	226,304
Flushing Financial Corp. (Savings & Loans)	3,600	66,240
Forest Oil Corp. * (Oil & Gas)	5,200	218,400
Formfactor, Inc. * (Semiconductors)	5,600	147,952
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,200	123,680
Fred’s, Inc. (Retail)	8,000	132,640
Frontier Financial Corp. (Banks)	4,800	121,248
FTI Consulting, Inc. * (Commercial Services)	7,600	158,840

See accompanying notes to the financial statements.

Fuller (H.B.) Co. (Chemicals)	5,200	177,112
Furniture Brands International, Inc. (Home Furnishings)	4,000	86,440
G & K Services, Inc. (Textiles)	3,600	135,828
Gables Residential Trust (REIT)	2,000	86,460
Gardner Denver, Inc. * (Machinery - Diversified)	3,600	126,288
Gartner Group, Inc. * (Commercial Services)	9,200	97,704
Gateway, Inc. * (Computers)	45,600	150,480
GATX Corp. (Trucking & Leasing)	4,400	151,800
Gaylord Entertainment Co. * (Lodging)	4,800	223,152
GenCorp, Inc. * (Aerospace/Defense)	7,200	138,672
General Cable Corp. * (Electrical Components & Equipment)	8,000	118,640
General Communication, Inc. - Class A * (Telecommunications)	9,200	90,804
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,200	87,072
Genesis Healthcare Corp. * (Healthcare - Services)	4,000	185,120
Gentiva Health Services, Inc. * (Healthcare - Services)	5,200	92,872
Geron Corp. * (Biotechnology)	9,200	71,208
Getty Realty Corp. ((REIT)	3,600	99,720
Gibraltar Industries, Inc. (Iron/Steel)	4,800	88,992
Glacier Bancorp, Inc. (Banks)	6,400	167,232
Glatfelter (Forest Products & Paper)	6,000	74,400
Glimcher Realty Trust (REIT)	6,800	188,700
Global Industries, Ltd. * (Oil & Gas Services)	16,800	142,800
Global Power Equipment Group, Inc. * (Machinery - Diversified)	6,800	54,060
Golden Telecom, Inc. (Telecommunications)	2,800	85,904
Granite Construction, Inc. (Engineering & Construction)	3,200	89,920
Graphic Packaging Corp. * (Packaging & Containers)	13,600	49,640
Gray Television, Inc. (Media)	9,200	110,952
Greif Brothers Corp. - Class A (Packaging & Containers)	2,800	171,080
Grey Wolf, Inc. * (Oil & Gas)	38,400	284,544
Group 1 Automotive, Inc. * (Retail)	3,200	76,928
Guitar Center, Inc. * (Retail)	4,400	256,828
Gymboree Corp. * (Apparel)	6,400	87,424
Hancock Holding Co. (Banks)	5,600	192,640
Handelman Co. (Distribution/Wholesale)	4,800	79,248
Hanover Compressor Co. * (Oil & Gas Services)	9,600	110,496
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,400	164,736
Harland (John H.) Co. (Household Products/Wares)	5,200	197,600
Harleysville National Corp. (Banks)	5,200	120,432
Harris Interactive, Inc. * (Internet)	10,000	48,700
Harvest Natural Resources, Inc. * (Oil & Gas)	7,200	78,696
Haverty Furniture Cos., Inc. (Retail)	4,000	59,120
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	7,600	54,112
Healthcare Realty Trust, Inc. (REIT)	5,600	216,216
Heartland Express, Inc. (Transportation)	9,600	186,528
Hecla Mining Co. * (Mining)	24,400	111,264
HEICO Corp. (Aerospace/Defense)	4,000	93,640
Helmerich & Payne, Inc. (Oil & Gas)	6,400	300,288
Hibbett Sporting Goods, Inc. * (Retail)	4,800	181,632
Highland Hospitality Corp. (REIT)	7,200	75,240
Highwoods Properties, Inc. (REIT)	10,000	297,600
Hollinger International, Inc. (Media)	9,200	92,092
Holly Corp. (Oil & Gas)	4,000	186,680
Hologic, Inc. * (Healthcare - Products)	4,000	159,000
Home Properties of New York, Inc. (REIT)	3,200	137,664
HomeStore, Inc. * (Internet)	19,600	39,788
Hooper Holmes, Inc. (Commercial Services)	11,600	48,140
Horace Mann Educators Corp. (Insurance)	7,600	143,032
Hot Topic, Inc. * (Retail)	10,000	191,200

See accompanying notes to the financial statements.

Human Genome Sciences, Inc. * (Biotechnology)	23,600	273,288
Hydril Co. * (Oil & Gas Services)	3,200	173,920
Hypercom Corp. * (Telecommunications)	10,400	67,288
IBERIABANK Corp. (Banks)	1,200	73,932
Identix, Inc. * (Electronics)	18,000	90,540
IDEX Corp. (Machinery - Diversified)	7,600	293,436
IDX Systems Corp. * (Software)	4,400	132,616
IHOP Corp. (Retail)	4,400	190,916
II-VI, Inc. * (Electronics)	4,800	88,272
Imation Corp. (Computers)	6,400	248,256
IMPAC Mortgage Holdings, Inc. (REIT)	7,200	134,280
Impax Laboratories, Inc. * (Pharmaceuticals)	10,000	157,000
Incyte Genomics, Inc. * (Biotechnology)	12,400	88,660
Independent Bank Corp. - Massachusetts (Banks)	3,200	90,272
Independent Bank Corp. - Michigan (Banks)	3,600	102,384
Infinity Property & Casualty Corp. (Insurance)	4,400	153,472
InFocus Corp. * (Computers)	8,000	33,120
Informatica Corp. * (Software)	17,600	147,664
infoUSA, Inc. (Software)	6,400	74,880
InnKeepers U.S.A Trust (REIT)	6,800	101,592
Insight Communications Co., Inc. * (Media)	9,200	101,660
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	5,600	89,768
Integra Bank Corp. (Banks)	3,200	72,384
Integrated Device Technology, Inc. * (Semiconductors)	12,000	129,000
Integrated Silicon Solution, Inc. * (Semiconductors)	7,200	53,352
Interactive Data Corp. (Commercial Services)	7,600	157,928
Interdigital Communications Corp. * (Telecommunications)	10,800	189,000
Interface, Inc. - Class A * (Office Furnishings)	9,200	74,060
Internet Capital Group, Inc. * (Internet)	8,000	58,640
Internet Security Systems, Inc. * (Internet)	7,600	154,204
InterVoice-Brite, Inc. * (Computers)	7,200	62,136
Interwoven, Inc. * (Internet)	8,400	63,252
Intrado, Inc. * (Telecommunications)	3,600	53,856
Intuitive Surgical, Inc. * (Healthcare - Products)	6,800	317,152
Invacare Corp. (Healthcare - Products)	4,800	212,928
Inverness Medical Innovation, Inc. * (Healthcare - Products)	2,800	76,440
Investors Real Estate Trust (REIT)	8,400	81,144
Iomega Corp. * (Computers)	10,400	27,560
Ipass, Inc. * (Internet)	9,200	55,752
Ipayment, Inc. * (Commercial Services)	2,000	73,040
Irwin Financial Corp. (Banks)	3,600	79,884
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	10,800	42,228
Jack in the Box, Inc. * (Retail)	3,600	136,512
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	15,600	167,388
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,200	99,892
Jarden Corp. * (Household Products/Wares)	4,800	258,816
JLG Industries, Inc. (Machinery - Construction & Mining)	8,000	219,840
Jo-Ann Stores, Inc. * (Retail)	4,000	105,560
Jones Lang LaSalle, Inc. * (Real Estate)	5,600	247,688
Journal Register Co. * (Media)	8,000	140,080
Joy Global, Inc. (Machinery - Construction & Mining)	14,800	497,132
K-V Pharmaceutical Co. * (Pharmaceuticals)	7,200	120,600
K2, Inc. * (Leisure Time)	6,400	81,152
Kadant, Inc. * (Machinery - Diversified)	2,800	61,404
Kansas City Southern Industries, Inc. * (Transportation)	8,000	161,440
Kaydon Corp. (Metal Fabricate/Hardware)	5,200	144,820
KCS Energy, Inc. * (Oil & Gas)	10,000	173,700
Keane, Inc. * (Software)	9,200	126,040

See accompanying notes to the financial statements.

Kellwood Co. (Apparel)	4,000	107,600
Kelly Services, Inc. - Class A (Commercial Services)	3,600	103,104
Kennametal, Inc. (Hand/Machine Tools)	6,800	311,780
Kensey Nash Corp. * (Healthcare - Products)	2,000	60,480
Key Energy Group * (Oil & Gas Services)	16,000	193,600
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,200	79,136
KFx, Inc. * (Energy - Alternate Sources)	8,096	115,692
Kilroy Realty Corp. (REIT)	2,400	113,976
Kimball International, Inc. - Class B (Home Furnishings)	4,400	58,080
Kindred Healthcare, Inc. * (Healthcare - Services)	5,600	221,816
Kirby Corp. * (Transportation)	4,400	198,440
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	23,600	179,832
Knight Transportation, Inc. (Transportation)	7,600	184,908
Kopin Corp. * (Semiconductors)	14,400	73,440
Korn/Ferry International * (Commercial Services)	6,400	113,600
Kronos, Inc. * (Computers)	5,200	210,028
La Quinta Corp. * (Lodging)	38,400	358,272
La-Z-Boy, Inc. (Home Furnishings)	9,600	139,872
LabOne, Inc. * (Healthcare - Services)	3,600	143,316
Labor Ready, Inc. * (Commercial Services)	7,200	167,832
Laclede Group, Inc. (Gas)	4,400	139,744
Laidlaw International * (Transportation)	18,000	433,800
Lancaster Colony Corp. (Miscellaneous Manufacturing)	5,600	240,352
Lance, Inc. (Food)	5,200	89,492
Landauer, Inc. (Commercial Services)	2,000	103,820
Landstar System, Inc. * (Transportation)	12,000	361,440
Lasalle Hotel Properties (REIT)	5,600	183,736
Lattice Semiconductor Corp. * (Semiconductors)	23,200	103,008
Lawson Software, Inc. * (Software)	11,200	57,680
Lennox International, Inc. (Building Materials)	8,400	177,828
Levitt Corp. - Class A (Home Builders)	3,200	95,744
Lexicon Genetics, Inc. * (Biotechnology)	12,800	63,232
Libbey, Inc. (Housewares)	2,800	44,268
Lifecell Corp. * (Biotechnology)	6,000	94,860
LifePoint Hospitals, Inc. * (Healthcare - Services)	174	8,790
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	14,400	100,080
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	6,800	225,420
Lindsay Manufacturing Co. (Machinery - Diversified)	2,400	56,592
Linens ‘n Things, Inc. * (Retail)	4,800	113,568
Lionbridge Technologies, Inc. * (Internet)	9,600	65,088
Lithia Motors, Inc. - Class A (Retail)	2,800	80,780
Littelfuse, Inc. * (Electrical Components & Equipment)	4,400	122,540
LKQ Corp. * (Distribution/Wholesale)	2,800	76,020
Longview Fibre Co. (Forest Products & Paper)	10,400	213,720
Luminex Corp. * (Healthcare - Products)	5,600	55,104
M/I Schottenstein Homes, Inc. (Home Builders)	2,000	108,200
Macdermid, Inc. (Chemicals)	5,600	174,496
Macrovision Corp. * (Entertainment)	8,800	198,352
Magellan Health Services, Inc. * (Healthcare - Services)	5,600	197,736
Maguire Properties, Inc. (REIT)	6,000	170,040
Manitowoc Co. (Machinery - Diversified)	4,800	196,896
ManTech International Corp. - Class A * (Software)	3,600	111,744
Marcus Corp. (Lodging)	4,000	84,880
MarineMax, Inc. * (Retail)	2,400	75,000
MatrixOne, Inc. * (Internet)	10,000	50,000
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	6,800	264,928
Mattson Technology, Inc. * (Semiconductors)	8,000	57,280
Maverick Tube Corp. * (Oil & Gas Services)	2,800	83,440

See accompanying notes to the financial statements.

Maximus, Inc. (Commercial Services)	3,600	127,044
MB Financial, Inc. (Banks)	3,600	143,388
McDATA Corp. - Class A * (Computers)	24,000	96,000
McGrath Rentcorp (Commercial Services)	4,000	94,800
Medarex, Inc. * (Pharmaceuticals)	16,400	136,612
Mentor Corp. (Healthcare - Products)	8,400	348,432
Mercury Computer Systems, Inc. * (Computers)	4,400	120,428
MeriStar Hospitality Corp. * (REIT)	18,000	154,800
Metal Management, Inc. (Environmental Control)	3,600	69,660
Metals USA, Inc. * (Metal Fabricate/Hardware)	4,000	76,080
Methode Electronics, Inc. - Class A (Electronics)	7,200	85,464
MFA Mortgage Investments, Inc. (REIT)	14,000	104,300
MGE Energy, Inc. (Electric)	4,000	145,520
Micromuse, Inc. * (Software)	16,000	90,560
Micros Systems, Inc. * (Computers)	6,400	286,400
Mid-State Bancshares (Banks)	4,800	133,296
Mindspeed Technologies, Inc. * (Semiconductors)	20,400	24,888
Mine Safety Appliances Co. (Environmental Control)	4,400	203,280
Modine Manufacturing Co. (Auto Parts & Equipment)	4,800	156,288
Molina Healthcare, Inc. * (Healthcare - Services)	2,000	88,520
Monaco Coach Corp. (Home Builders)	4,800	82,512
Moog, Inc. - Class A * (Aerospace/Defense)	7,600	239,324
MPS Group, Inc. * (Commercial Services)	20,000	188,400
MTS Systems Corp. (Computers)	4,400	147,752
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,800	130,080
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,400	55,000
Mykrolis Corp. * (Semiconductors)	8,400	119,364
Nabi Biopharmaceuticals * (Pharmaceuticals)	12,000	182,760
Nara Bancorp, Inc. (Banks)	3,600	52,848
National Financial Partners (Diversified Financial Services)	6,800	266,152
National Health Investors, Inc. (REIT)	4,800	134,736
National Penn Bancshares, Inc. (Banks)	6,000	149,880
National Western Life Insurance Co. - Class A * (Insurance)	400	77,556
Nationwide Health Properties, Inc. (REIT)	12,800	302,207
Navigant Consulting Co. * (Commercial Services)	9,200	162,472
NBT Bancorp, Inc. (Banks)	6,800	160,752
NCI Building Systems, Inc * (Building Materials)	3,600	118,080
NCO Group, Inc. * (Commercial Services)	5,600	121,128
NDCHealth Corp. (Software)	3,200	57,504
Newcastle Investment Corp. (REIT)	6,000	180,900
Newpark Resources, Inc. * (Oil & Gas Services)	17,200	129,000
NMS Communications Corp. * (Telecommunications)	9,600	27,456
North Pittsburgh Systems, Inc. (Telecommunications)	3,200	62,592
Northwest Airlines Corp. - Class A * (Airlines)	14,000	63,840
Northwest Bancorp, Inc. (Savings & Loans)	4,000	85,040
Northwest Natural Gas Co. (Gas)	5,600	214,144
NS Group, Inc. * (Metal Fabricate/Hardware)	3,600	117,036
Nu Skin Enterprises, Inc. (Retail)	10,000	233,000
Nuvelo, Inc. * (Pharmaceuticals)	6,000	46,380
Oceaneering International, Inc. * (Oil & Gas Services)	5,200	200,980
Octel Corp. (Chemicals)	2,400	43,200
Ocwen Financial Corp. * (Savings & Loans)	8,000	54,080
Odyssey Healthcare, Inc. * (Healthcare - Services)	7,600	109,592
Offshore Logistics, Inc. * (Transportation)	4,000	131,360
Ohio Casualty Corp. (Insurance)	12,400	299,832
Oil States International, Inc. * (Oil & Gas Services)	6,000	151,020
Old Dominion Freight Line, Inc. * (Transportation)	3,200	85,856
Old National Bancorp (Banks)	11,600	248,240

See accompanying notes to the financial statements.

Old Second Bancorp, Inc. (Banks)	2,400	69,816
OM Group, Inc. * (Chemicals)	4,400	108,636
OMEGA Healthcare Investors, Inc. (REIT)	9,600	123,456
ON Semiconductor Corp. * (Semiconductors)	24,800	114,080
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	5,200	124,176
Open Solutions, Inc. * (Software)	2,400	48,744
Opsware, Inc. * (Internet)	10,400	53,248
OraSure Technologies, Inc. * (Healthcare - Products)	8,000	79,920
Orbital Sciences Corp. * (Aerospace/Defense)	8,800	87,120
Oriental Financial Group, Inc. (Banks)	3,600	54,936
OrthoLogic Corp. * (Healthcare - Products)	7,200	27,864
Oscient Pharmaceuticals Corp. * (Biotechnology)	12,400	32,860
Otter Tail Power Co. (Electric)	5,200	142,116
Overseas Shipholding Group, Inc. (Transportation)	2,000	119,300
Overstock.com, Inc. * (Internet)	2,400	85,440
Owens & Minor, Inc. (Distribution/Wholesale)	7,600	245,860
Oxford Industries, Inc. (Apparel)	2,800	120,540
P.F. Chang’s China Bistro, Inc. * (Retail)	3,200	188,736
Pacific Capital Bancorp (Banks)	9,200	341,136
Packeteer, Inc. * (Software)	6,800	95,880
PalmOne, Inc. * (Computers)	5,200	154,804
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,600	50,896
Parametric Technology Corp. * (Software)	54,800	349,624
PAREXEL International Corp. * (Commercial Services)	5,200	103,220
Park National Corp. (Banks)	2,400	265,200
Parker Drilling Co. * (Oil & Gas)	19,200	134,592
Paxar Corp. * (Electronics)	7,200	127,800
Payless ShoeSource, Inc. * (Retail)	12,400	238,080
Pediatrix Medical Group, Inc. * (Healthcare - Services)	4,000	294,161
Peet’s Coffee & Tea, Inc. * (Beverages)	2,400	79,296
Penn Virginia Corp. (Oil & Gas)	3,600	160,812
Pennsylvania REIT	5,600	266,000
Pep Boys-Manny, Moe & Jack (Retail)	4,800	64,992
Per-Se Technologies, Inc. * (Software)	4,800	100,896
Perot Systems Corp. - Class A * (Computers)	15,600	221,832
Perrigo Co. (Pharmaceuticals)	12,400	172,856
PFF Bancorp, Inc. (Savings & Loans)	2,800	84,812
Pharmos, Corp. * (Pharmaceuticals)	3,600	8,820
Philadelphia Consolidated Holding Corp. * (Insurance)	3,600	305,136
Pinnacle Entertainment, Inc. * (Entertainment)	7,200	140,832
Pixelworks, Inc. * (Semiconductors)	8,400	72,072
Plains Exploration & Production Co. * (Oil & Gas)	12,000	426,360
Plug Power, Inc. * (Energy - Alternate Sources)	10,000	68,500
PNM Resources, Inc. (Electric)	9,600	276,576
PolyOne Corp. * (Chemicals)	18,800	124,456
Post Properties, Inc. (REIT)	8,000	288,880
Powerwave Technologies, Inc. * (Telecommunications)	13,200	134,904
Prentiss Properties Trust (REIT)	6,000	218,640
Presidential Life Corp. (Insurance)	4,400	75,284
Price Communications Corp. * (Telecommunications)	7,200	124,560
PRIMEDIA, Inc. * (Media)	27,200	110,160
Primus Telecommunications Group, Inc. * (Telecommunications)	15,200	9,576
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	6,000	152,160
PrivateBancorp, Inc. (Banks)	3,200	113,216
ProAssurance Corp. * (Insurance)	5,200	217,152
ProQuest Co. * (Internet)	4,800	157,392
Prosperity Bancshares, Inc. (Banks)	3,200	91,552
Provident Bankshares Corp. (Banks)	6,800	216,988

See accompanying notes to the financial statements.

Provident Financial Services, Inc. (Savings & Loans)	11,200	196,784
PS Business Parks, Inc. (REIT)	2,400	106,680
PSS World Medical, Inc. * (Healthcare - Products)	14,000	174,300
Quanta Services, Inc. * (Commercial Services)	14,800	130,240
Quantum Corp. * (Computers)	36,800	109,296
R & G Financial Corp. - Class B (Banks)	5,200	91,988
RailAmerica, Inc. * (Transportation)	7,200	85,680
RAIT Investment Trust (REIT)	4,000	119,800
Ralcorp Holdings, Inc. (Food)	5,200	213,980
Range Resources Corp. (Oil & Gas)	14,000	376,600
RARE Hospitality International, Inc. * (Retail)	6,800	207,196
RC2 Corp. * (Toys/Games/Hobbies)	2,800	105,196
Reader’s Digest Association, Inc. (Media)	14,000	231,000
RealNetworks, Inc. * (Internet)	22,800	113,316
Realty Income Corp. (REIT)	10,400	260,416
Red Robin Gourmet Burgers, Inc. * (Retail)	2,400	148,752
Regal-Beloit Corp. (Hand/Machine Tools)	5,200	151,632
Reliance Steel & Aluminum Co. (Iron/Steel)	3,600	133,452
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	30,000	92,100
RF Micro Devices, Inc. * (Telecommunications)	35,200	191,136
RLI Corp. (Insurance)	4,000	178,400
Rock-Tenn Co. (Forest Products & Paper)	6,000	75,900
Rogers Corp. * (Electronics)	3,200	129,760
RTI International Metals, Inc. * (Mining)	4,400	138,204
Ruddick Corp. (Food)	6,800	173,604
Russell Corp. (Apparel)	6,000	122,700
Ryan’s Restaurant Group, Inc. * (Retail)	8,800	123,288
Ryerson Tull, Inc. (Iron/Steel)	4,800	68,496
S & T Bancorp, Inc. (Banks)	4,800	173,280
S1 Corp. * (Internet)	14,400	67,824
Safeguard Scientifics, Inc. * (Software)	24,400	31,232
SafeNet, Inc. * (Telecommunications)	4,800	163,488
Saga Communications, Inc. * (Media)	3,200	44,800
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	7,200	127,152
Sandy Spring Bancorp, Inc. (Banks)	2,800	98,084
Sapient Corp. * (Internet)	16,000	126,880
Scansoft, Inc. * (Software)	16,400	61,992
ScanSource, Inc. * (Distribution/Wholesale)	2,400	103,056
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,400	74,712
SCP Pool Corp. (Distribution/Wholesale)	10,800	378,972
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,200	205,760
Secure Computing Corp. * (Internet)	7,200	78,336
Select Comfort Corp. * (Retail)	6,800	145,724
Sensient Technologies Corp. (Chemicals)	8,800	181,368
Sequa Corp. - Class A * (Aerospace/Defense)	1,200	79,404
SERENA Software, Inc. * (Software)	5,200	100,360
Shaw Group, Inc. * (Engineering & Construction)	11,200	240,912
Shopko Stores, Inc. * (Retail)	6,000	145,860
Sierra Pacific Resources * (Electric)	21,600	268,920
Silgan Holdings, Inc. (Packaging & Containers)	2,400	134,976
Silicon Graphics, Inc. * (Computers)	53,600	38,056
Silicon Image, Inc. * (Semiconductors)	15,200	155,952
Silicon Storage Technology, Inc. * (Computers)	16,000	64,480
Simmons First National Corp. - Class A (Banks)	3,200	86,752
Simpson Manufacturing Co., Inc. (Building Materials)	7,200	219,960
Sinclair Broadcast Group, Inc. - Class A (Media)	9,200	83,536
Six Flags, Inc. * (Entertainment)	17,600	81,840
SkyWest, Inc. (Airlines)	12,000	218,160

See accompanying notes to the financial statements.

Skyworks Solutions, Inc. * (Semiconductors)	26,800	197,516
Sonic Automotive, Inc. (Retail)	4,800	102,048
Sonic Solutions * (Electronics)	3,600	66,960
SonoSite, Inc. * (Healthcare - Products)	3,200	99,328
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	7,600	104,120
Southern Union Co. * (Gas)	7,200	176,760
Southwest Gas Corp. (Gas)	6,400	163,264
Southwestern Energy Co. * (Oil & Gas)	12,800	601,344
Spartech Corp. (Chemicals)	5,200	92,560
Speedway Motorsports, Inc. (Entertainment)	3,200	116,992
Spherion Corp. * (Commercial Services)	12,400	81,840
SRA International, Inc. - Class A * (Computers)	4,000	138,880
St. Mary Land & Exploration Co. (Oil & Gas)	10,400	301,392
Standard Microsystems Corp. * (Semiconductors)	3,600	84,168
Standex International Corp. (Miscellaneous Manufacturing)	2,400	68,184
StarTek, Inc. (Commercial Services)	2,400	39,408
State Auto Financial Corp. (Insurance)	2,800	86,912
STERIS Corp. (Healthcare - Products)	9,200	237,084
Sterling Bancorp (Banks)	3,200	68,320
Sterling Bancshares, Inc. (Banks)	9,200	143,152
Sterling Financial Corp. - Pennsylvania (Banks)	5,508	117,375
Sterling Financial Corp. - Spokane * (Savings & Loans)	4,800	179,520
Stewart & Stevenson Services, Inc. (Machinery - Diversified)	6,000	135,960
Stewart Enterprises, Inc. - Class A (Commercial Services)	22,000	143,880
Strayer Education, Inc. (Commercial Services)	2,800	241,528
Suffolk Bancorp (Banks)	2,400	77,496
Superior Energy Services, Inc. * (Oil & Gas Services)	11,200	199,360
SureWest Communications (Telecommunications)	2,800	71,820
Susquehanna Bancshares, Inc. (Banks)	9,600	236,064
Swift Energy Co. * (Oil & Gas)	4,800	171,936
Sybron Dental Special, Inc. * (Healthcare - Products)	8,000	300,960
Sycamore Networks, Inc. * (Telecommunications)	35,600	122,820
Symmetricom, Inc. * (Telecommunications)	9,200	95,404
Take-Two Interactive Software, Inc. * (Software)	8,800	223,960
TALX Corp. (Computers)	4,000	115,640
Taubman Centers, Inc. (REIT)	8,800	299,992
Techne Corp. * (Healthcare - Products)	7,200	330,552
Technitrol, Inc. (Electronics)	7,600	107,388
Tecumseh Products Co. (Machinery - Diversified)	3,200	87,808
Tel Offshore Trust (Oil & Gas Services)	12	120
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,800	221,544
TeleTech Holdings, Inc. * (Commercial Services)	7,600	61,940
Telik, Inc. * (Biotechnology)	8,000	130,080
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	8,400	139,776
Terex Corp. * (Machinery - Construction & Mining)	5,600	220,640
Tesoro Petroleum Corp. (Oil & Gas)	8,000	372,160
Tessera Technologies, Inc. * (Semiconductors)	4,800	160,368
TETRA Technologies, Inc. * (Oil & Gas Services)	4,400	140,140
Texas Industries, Inc. (Building Materials)	3,600	202,428
The Cato Corp. - Class A (Retail)	6,000	123,900
The Finish Line, Inc. - Class A (Retail)	8,000	151,360
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	28,800	429,120
The Medicines Co. * (Pharmaceuticals)	9,200	215,188
The Men’s Wearhouse, Inc. * (Retail)	3,600	123,948
The Phoenix Cos., Inc. (Insurance)	18,000	214,200
The Steak n Shake Co. * (Retail)	4,800	89,376
The Stride Rite Corp. (Apparel)	8,000	110,320
Thomas Industries, Inc. (Machinery - Diversified)	2,800	111,888

See accompanying notes to the financial statements.

Thor Industries, Inc. (Home Builders)	4,000	125,720
THQ, Inc. * (Software)	6,000	175,620
Tierone Corp. (Savings & Loans)	4,000	108,520
Titan Corp. * (Aerospace/Defense)	16,400	372,936
Toro Co. (Housewares)	3,200	123,552
Town & Country Trust (REIT)	3,600	102,636
Trammell Crow Co. * (Real Estate)	6,800	164,832
Transaction Systems Architect, Inc. * (Software)	7,600	187,188
Transkaryotic Therapies, Inc. * (Biotechnology)	6,000	219,480
Transmeta Corp. * (Semiconductors)	30,400	18,544
Tredegar Corp. (Miscellaneous Manufacturing)	5,600	87,360
Triad Guaranty, Inc. * (Insurance)	2,000	100,780
Triarc Cos., Inc. (Retail)	7,200	106,992
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,600	115,308
TriQuint Semiconductor, Inc. * (Semiconductors)	28,000	93,240
Triumph Group, Inc. * (Aerospace/Defense)	3,200	111,232
TrustCo Bank Corp. NY (Banks)	15,200	198,512
Trustmark Corp. (Banks)	9,600	280,896
TTM Technologies, Inc. * (Electronics)	8,400	63,924
Tyler Technologies, Inc. * (Computers)	7,600	57,456
UbiquiTel, Inc. * (Telecommunications)	14,400	117,504
UICI (Insurance)	6,800	202,436
UIL Holdings Corp. (Electric)	2,000	107,620
UMB Financial Corp. (Banks)	3,200	182,496
Unit Corp. * (Oil & Gas)	4,400	193,644
United Auto Group, Inc. (Retail)	3,200	95,360
United Community Banks, Inc. (Banks)	6,000	156,120
United Community Financial Corp. (Savings & Loans)	5,600	61,264
United Fire & Casualty Co. (Insurance)	3,200	142,144
United Online, Inc. (Internet)	10,800	117,288
United Rentals, Inc. * (Commercial Services)	3,600	72,756
United Surgical Partners International, Inc. * (Healthcare - Services)	5,600	291,648
Universal American Financial Corp. * (Insurance)	5,600	126,672
Universal Corp. (Agriculture)	4,800	210,144
Universal Forest Products, Inc. (Building Materials)	3,200	132,640
Universal Health Realty Income Trust (REIT)	2,400	91,464
Universal Technical Institute, Inc. * (Commercial Services)	2,800	92,960
Univest Corp. of Pennsylvania (Banks)	2,400	71,904
Unizan Financial Corp. (Banks)	4,400	117,876
Unova, Inc. * (Machinery - Diversified)	10,000	266,300
URS Corp. * (Engineering & Construction)	3,600	134,460
Urstadt Biddle Properties - Class A (REIT)	4,400	76,208
USEC, Inc. (Mining)	15,600	228,384
Vail Resorts, Inc. * (Entertainment)	4,000	112,400
Valeant Pharmaceuticals International (Pharmaceuticals)	9,200	162,196
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,800	72,240
ValueClick, Inc. * (Internet)	16,400	202,212
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,800	177,600
Vertex Pharmaceuticals, Inc. * (Biotechnology)	16,000	269,440
Viasys Healthcare, Inc. * (Healthcare - Products)	6,400	144,576
Vicor Corp. (Electrical Components & Equipment)	4,000	54,400
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	9,600	267,840
Vignette Corp. * (Internet)	5,894	66,308
Vintage Petroleum, Inc. (Oil & Gas)	6,000	182,820
Vishay Intertechnology, Inc. * (Electronics)	442	5,247
Visteon Corp. (Auto Parts & Equipment)	18,400	110,952
Vitesse Semiconductor Corp. * (Semiconductors)	44,400	92,796
W-H Energy Services, Inc. * (Oil & Gas Services)	5,200	129,636

See accompanying notes to the financial statements.

W.R. Grace & Co. * (Chemicals)	13,600	105,944
Wabtec Corp. (Machinery - Diversified)	7,200	154,656
Walter Industries, Inc. (Holding Companies - Diversified)	4,800	192,960
Washington REIT	8,000	249,600
Washington Trust Bancorp, Inc. (Banks)	2,800	77,476
Watsco, Inc. (Distribution/Wholesale)	4,400	187,440
Watson Wyatt & Co. Holdings (Commercial Services)	6,800	174,284
Watts Industries, Inc. - Class A (Electronics)	4,400	147,356
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	9,200	110,216
WCI Communities, Inc. * (Home Builders)	3,200	102,496
webMethods, Inc. * (Internet)	9,600	53,760
Weis Markets, Inc. (Food)	2,400	93,096
Werner Enterprises, Inc. (Transportation)	8,400	164,976
Wesbanco, Inc. (Banks)	3,600	108,072
WESCO International, Inc. * (Distribution/Wholesale)	3,600	112,968
West Coast Bancorp (Banks)	3,200	78,112
West Pharmaceutical Services, Inc. (Healthcare - Products)	6,400	179,520
Westamerica Bancorp (Banks)	4,800	253,488
Wild Oats Markets, Inc. * (Food)	6,400	73,280
Winn-Dixie Stores, Inc. * (Food)	16,800	18,312
Winnebago Industries, Inc. (Home Builders)	4,000	131,000
Wintrust Financial Corp. (Banks)	4,000	209,400
WMS Industries, Inc. * (Leisure Time)	4,000	135,000
Wolverine World Wide, Inc. (Apparel)	11,200	268,912
Woodward Governor Co. (Electronics)	2,000	168,060
World Fuel Services Corp. (Retail)	4,000	93,640
X-Rite, Inc. (Electronics)	4,400	50,644
Yankee Candle Co., Inc. (Household Products/Wares)	6,000	192,600
Zenith National Insurance Corp. (Insurance)	1,600	108,576
Zoll Medical Corp. * (Healthcare - Products)	2,000	50,900
Zoran Corp. * (Semiconductors)	8,800	116,952
Zymogenetics, Inc. * (Pharmaceuticals)	4,000	70,400

TOTAL COMMON STOCKS (Cost $103,217,501)		108,166,864

Repurchase Agreements (27.9%)
	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $41,800,193 (Collateralized by $42,739,000 various U.S. Government Agency Obligations, 3.35% - 4.48%, 7/1/05 – 4/18/08, market value $42,631,478)	$41,797,000
		41,797,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,797,000)		41,797,000

TOTAL INVESTMENT SECURITIES (Cost $145,014,501) - 100.0%		149,963,864
Net other assets (liabilities) - (NM)		50,379

NET ASSETS - 100.0%		$150,014,243

*	Non-income producing security

**	All or a portion of the market value of this security is held as collateral for swap agreements.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $9,290,150)	29	$168,070

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $2,050,240)	32	10,847

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $919,590)	1,438	$16,641
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $34,678,953)	54,215	627,263

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.6%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.6%
Auto Parts & Equipment	0.8%
Banks	6.8%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.2%
Commercial Services	3.3%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electric	1.8%
Electrical Components & Equipment	0.2%
Electronics	1.6%
Energy – Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.7%
Forest Products & Paper	0.5%
Gas	0.5%
Hand/Machine Tools	0.6%
Healthcare - Products	2.5%
Healthcare - Services	1.8%
Holding Companies - Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.1%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.6%
Machinery - Construction & Mining	0.6%
Machinery - Diversified	1.5%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.6%
Office Furnishings	NM
Oil & Gas	3.8%
Oil & Gas Services	1.2%
Packaging & Containers	0.5%
Pharmaceuticals	2.2%
Real Estate	0.3%

See accompanying notes to the financial statements.

Real Estate Investment Trust	5.0%
Retail	4.0%
Savings & Loans	1.4%
Semiconductors	1.9%
Software	2.1%
Telecommunications	1.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.1%
Other***	27.9%

***	Includes non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraBull ProFund

Schedule of Portfolio Investments

June 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.1%)
3M Co. (Miscellaneous Manufacturing)	9,088	$657,062
Abbott Laboratories (Pharmaceuticals)	18,368	900,216
ACE, Ltd. (Insurance)	3,328	149,261
ADC Telecommunications, Inc. * (Telecommunications)	1,408	30,652
Adobe Systems, Inc. (Software)	5,632	161,188
Advanced Micro Devices, Inc. * (Semiconductors)	4,800	83,232
Aetna, Inc. (Healthcare - Services)	3,328	275,625
Affiliated Computer Services, Inc. - Class A * (Computers)	1,472	75,219
AFLAC, Inc. (Insurance)	5,760	249,293
Agilent Technologies, Inc. * (Electronics)	5,120	117,863
Air Products & Chemicals, Inc. (Chemicals)	2,688	162,086
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,024	44,370
Albertson’s, Inc. (Food)	4,224	87,352
Alcoa, Inc. (Mining)	10,176	265,899
Allegheny Energy, Inc. * (Electric)	1,920	48,422
Allegheny Technologies, Inc. (Iron/Steel)	1,024	22,589
Allergan, Inc. (Pharmaceuticals)	1,536	130,929
Allied Waste Industries, Inc. * (Environmental Control)	3,136	24,868
Allstate Corp. (Insurance)	7,872	470,352
Alltel Corp. (Telecommunications)	3,904	243,141
Altera Corp. * (Semiconductors)	4,480	88,794
Altria Group, Inc. (Agriculture)	25,536	1,651,157
Ambac Financial Group, Inc. (Insurance)	1,280	89,293
Amerada Hess Corp. (Oil & Gas)	960	102,250
Ameren Corp. (Electric)	2,432	134,490
American Electric Power, Inc. (Electric)	4,544	167,537
American Express Co. (Diversified Financial Services)	13,824	735,852
American International Group, Inc. (Insurance)	30,592	1,777,396
American Power Conversion Corp. (Electrical Components & Equipment)	2,176	51,332
American Standard Cos. (Building Materials)	2,112	88,535
AmerisourceBergen Corp. (Pharmaceuticals)	1,216	84,086
Amgen, Inc. * (Biotechnology)	14,784	893,841
AmSouth Bancorp (Banks)	4,224	109,824
Anadarko Petroleum Corp. (Oil & Gas)	2,688	220,819
Analog Devices, Inc. (Semiconductors)	4,416	164,761
Andrew Corp. * (Telecommunications)	1,920	24,499
Anheuser-Busch Cos., Inc. (Beverages)	9,344	427,488
AON Corp. (Insurance)	3,776	94,551
Apache Corp. (Oil & Gas)	3,776	243,930
Apartment Investment and Management Co. - Class A (REIT)	1,088	44,521
Apollo Group, Inc. - Class A * (Commercial Services)	1,984	155,188
Apple Computer, Inc. * (Computers)	9,408	346,308
Applera Corp. - Applied Biosystems Group (Electronics)	2,304	45,320
Applied Materials, Inc. (Semiconductors)	19,776	319,976
Applied Micro Circuits Corp. * (Semiconductors)	3,648	9,339
Archer-Daniels-Midland Co. (Agriculture)	7,104	151,884
Archstone-Smith Trust (REIT)	2,368	91,452
Ashland, Inc. (Chemicals)	768	55,196
AT&T Corp. (Telecommunications)	9,408	179,128
Autodesk, Inc. (Software)	2,688	92,387
Automatic Data Processing, Inc. (Software)	6,976	292,783
AutoNation, Inc. * (Retail)	2,624	53,844

See accompanying notes to the financial statements.

AutoZone, Inc. * (Retail)	768	71,009
Avaya, Inc. * (Telecommunications)	5,824	48,456
Avery Dennison Corp. (Household Products/Wares)	1,216	64,399
Avon Products, Inc. (Cosmetics/Personal Care)	5,632	213,171
Baker Hughes, Inc. (Oil & Gas Services)	3,904	199,729
Ball Corp. (Packaging & Containers)	1,280	46,029
Bank of America Corp. (Banks)	47,104	2,148,414
Bank of New York Co., Inc. (Banks)	9,216	265,236
Bard (C.R.), Inc. (Healthcare - Products)	1,216	80,876
Bausch & Lomb, Inc. (Healthcare - Products)	640	53,120
Baxter International, Inc. (Healthcare - Products)	7,360	273,056
BB&T Corp. (Banks)	6,464	258,366
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,344	139,695
Becton, Dickinson & Co. (Healthcare - Products)	3,008	157,830
Bed Bath & Beyond, Inc. * (Retail)	3,456	144,392
BellSouth Corp. (Telecommunications)	21,568	573,062
Bemis Co., Inc. (Packaging & Containers)	1,280	33,971
Best Buy Co., Inc. (Retail)	3,008	206,198
Big Lots, Inc. * (Retail)	1,344	17,795
Biogen Idec, Inc. * (Biotechnology)	4,096	141,107
Biomet, Inc. (Healthcare - Products)	3,072	106,414
BJ Services Co. (Oil & Gas Services)	1,920	100,762
Black & Decker Corp. (Hand/Machine Tools)	960	86,256
BMC Software, Inc. * (Software)	2,496	44,803
Boeing Co. (Aerospace/Defense)	9,856	650,495
Boston Scientific Corp. * (Healthcare - Products)	8,768	236,736
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,976	573,940
Broadcom Corp. - Class A * (Semiconductors)	3,456	122,723
Brown-Forman Corp. (Beverages)	1,024	61,911
Brunswick Corp. (Leisure Time)	1,152	49,905
Burlington Northern Santa Fe Corp. (Transportation)	4,352	204,892
Burlington Resources, Inc. (Oil & Gas)	4,416	243,940
Calpine Corp. * (Electric)	5,888	20,019
Campbell Soup Co. (Food)	3,776	116,188
Capital One Financial Corp. (Diversified Financial Services)	2,944	235,549
Cardinal Health, Inc. (Pharmaceuticals)	4,992	287,439
Caremark Rx, Inc. * (Pharmaceuticals)	5,376	239,340
Carnival Corp. (Leisure Time)	6,144	335,155
Caterpillar, Inc. (Machinery - Construction & Mining)	3,968	378,190
Cendant Corp. (Commercial Services)	12,352	276,315
CenterPoint Energy, Inc. (Electric)	3,392	44,808
Centex Corp. (Home Builders)	1,472	104,026
CenturyTel, Inc. (Telecommunications)	1,536	53,192
ChevronTexaco Corp. (Oil & Gas)	24,640	1,377,869
Chiron Corp. * (Biotechnology)	1,856	64,756
Chubb Corp. (Insurance)	2,368	202,724
CIENA Corp. * (Telecommunications)	6,656	13,911
CIGNA Corp. (Insurance)	1,536	164,398
Cincinnati Financial Corp. (Insurance)	1,984	78,487
Cinergy Corp. (Electric)	2,304	103,265
Cintas Corp. (Textiles)	1,792	69,171
Circuit City Stores, Inc. (Retail)	2,176	37,623
Cisco Systems, Inc. * (Telecommunications)	75,456	1,441,964
CIT Group, Inc. (Diversified Financial Services)	2,496	107,253
Citigroup, Inc. (Diversified Financial Services)	62,016	2,867,001
Citizens Communications Co. (Telecommunications)	4,096	55,050
Citrix Systems, Inc. *(Software) *	1,984	42,973
Clear Channel Communications, Inc. (Media)	6,016	186,075
Clorox Co. (Household Products/Wares)	1,856	103,416

See accompanying notes to the financial statements.

CMS Energy Corp. * (Electric)	2,560	38,554
Coach, Inc. * (Apparel)	4,224	141,800
Coca-Cola Co. (Beverages)	27,008	1,127,584
Coca-Cola Enterprises, Inc. (Beverages)	4,224	92,970
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,208	309,841
Comcast Corp. - Special Class A * (Media)	26,176	803,603
Comerica, Inc. (Banks)	1,984	114,675
Compass Bancshares, Inc. (Banks)	1,472	66,240
Computer Associates International, Inc. (Software)	6,288	172,794
Computer Sciences Corp. * (Computers)	2,240	97,888
Compuware Corp. * (Software)	4,288	30,831
Comverse Technology, Inc. * (Telecommunications)	2,304	54,490
ConAgra Foods, Inc. (Food)	6,080	140,813
ConocoPhillips (Oil & Gas)	16,128	927,199
Consolidated Edison, Inc. (Electric)	2,880	134,899
Constellation Energy Group, Inc. (Electric)	2,112	121,841
Convergys Corp. * (Commercial Services)	1,664	23,662
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,088	69,523
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	768	14,262
Corning, Inc. * (Telecommunications)	16,640	276,557
Costco Wholesale Corp. (Retail)	5,632	252,426
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,912	266,872
CSX Corp. (Transportation)	2,496	106,479
Cummins, Inc. (Machinery-Diversified)	512	38,200
CVS Corp. (Retail)	9,536	277,212
Dana Corp. (Auto Parts & Equipment)	1,728	25,937
Danaher Corp. (Miscellaneous Manufacturing)	3,264	170,838
Darden Restaurants, Inc. (Retail)	1,728	56,989
Deere & Co. (Machinery-Diversified)	2,944	192,803
Dell, Inc. * (Computers)	27,968	1,105,016
Delphi Corp. (Auto Parts & Equipment)	5,888	27,379
Delta Air Lines, Inc. * (Airlines)	1,664	6,257
Devon Energy Corp. (Oil & Gas)	5,504	278,943
Dillards, Inc. - Class A (Retail)	832	19,485
Dollar General Corp. (Retail)	3,584	72,970
Dominion Resources, Inc. (Electric)	4,096	300,605
Dover Corp. (Miscellaneous Manufacturing)	2,432	88,476
Dow Jones & Co., Inc. (Media)	832	29,494
DTE Energy Co. (Electric)	2,048	95,785
Du Pont (Chemicals)	11,904	511,992
Duke Energy Corp. (Electric)	10,880	323,463
Dynegy, Inc. - Class A * (Pipelines)	3,840	18,662
E*TRADE Financial Corp. * (Diversified Financial Services)	4,352	60,884
Eastman Chemical Co. (Chemicals)	960	52,944
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,200	85,920
Eaton Corp. (Miscellaneous Manufacturing)	1,728	103,507
eBay, Inc. * (Internet)	14,144	466,893
Ecolab, Inc. (Chemicals)	2,624	84,913
Edison International (Electric)	3,840	155,712
El Paso Corp. (Pipelines)	7,616	87,736
Electronic Arts, Inc. * (Software)	3,264	184,775
Electronic Data Systems Corp. (Computers)	6,144	118,272
Eli Lilly & Co. (Pharmaceuticals)	13,376	745,177
EMC Corp. * (Computers)	29,376	402,745
Emerson Electric Co. (Electrical Components & Equipment)	4,928	308,641
Engelhard Corp. (Chemicals)	1,408	40,198
Entergy Corp. (Electric)	2,496	188,573
EOG Resources, Inc. (Oil & Gas)	2,752	156,314
Equifax, Inc. (Commercial Services)	1,536	54,851
Equity Office Properties Trust (REIT)	4,800	158,880

See accompanying notes to the financial statements.

Equity Residential Properties Trust (REIT)	3,392	124,893
Exelon Corp. (Electric)	8,000	410,641
Express Scripts, Inc. * (Pharmaceuticals)	1,664	83,167
Exxon Mobil Corp. (Oil & Gas)	74,368	4,273,929
Family Dollar Stores, Inc. (Retail)	1,920	50,112
Fannie Mae (Diversified Financial Services)	11,456	669,030
Federated Department Stores, Inc. (Retail)	1,984	145,388
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,152	34,572
FedEx Corp. (Transportation)	3,584	290,340
Fifth Third Bancorp (Banks)	6,336	261,107
First Data Corp. (Software)	9,280	372,499
First Horizon National Corp. (Banks)	1,472	62,118
FirstEnergy Corp. (Electric)	3,904	187,821
Fiserv, Inc. * (Software)	2,304	98,957
Fisher Scientific International, Inc. * (Electronics)	1,408	91,380
Fluor Corp. (Engineering & Construction)	1,024	58,972
Ford Motor Co. (Auto Manufacturers)	20,224	207,094
Forest Laboratories, Inc. * (Pharmaceuticals)	3,904	151,670
Fortune Brands, Inc. (Household Products/Wares)	1,728	153,446
FPL Group, Inc. (Electric)	4,672	196,504
Franklin Resources, Inc. (Diversified Financial Services)	2,368	182,289
Freddie Mac (Diversified Financial Services)	8,192	534,364
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,048	76,677
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	4,672	98,953
Gannett Co., Inc. (Media)	2,944	209,407
Gateway, Inc. * (Computers)	3,520	11,616
General Dynamics Corp. (Aerospace/Defense)	2,368	259,391
General Electric Co. (Miscellaneous Manufacturing)	126,848	4,395,284
General Mills, Inc. (Food)	4,416	206,625
General Motors Corp. (Auto Manufacturers)	6,336	215,424
Genuine Parts Co. (Distribution/Wholesale)	2,048	84,153
Genzyme Corp. - General Division * (Biotechnology)	2,944	176,905
Georgia Pacific Corp. (Forest Products & Paper)	3,072	97,690
Gilead Sciences, Inc. * (Pharmaceuticals)	5,312	233,675
Gillette Co. (Cosmetics/Personal Care)	11,904	602,700
Golden West Financial Corp. (Savings & Loans)	3,200	206,016
Goodrich Corp. (Aerospace/Defense)	1,408	57,672
Great Lakes Chemical Corp. (Chemicals)	640	20,141
Guidant Corp. (Healthcare - Products)	3,840	258,432
H & R Block, Inc. (Commercial Services)	1,920	112,032
Halliburton Co. (Oil & Gas Services)	5,952	284,625
Harley-Davidson, Inc. (Leisure Time)	3,328	165,069
Harrah’s Entertainment, Inc. (Lodging)	2,112	152,212
Hartford Financial Services Group, Inc. (Insurance)	3,456	258,440
Hasbro, Inc. (Toys/Games/Hobbies)	1,984	41,247
HCA, Inc. (Healthcare - Services)	4,800	272,016
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,816	73,723
Heinz (H.J.) Co. (Food)	4,160	147,347
Hercules, Inc. * (Chemicals)	1,280	18,112
Hershey Foods Corp. (Food)	2,560	158,976
Hewlett-Packard Co. (Computers)	33,664	791,441
Hilton Hotels Corp. (Lodging)	4,608	109,901
Home Depot, Inc. (Retail)	25,088	975,923
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,856	361,025
Hospira, Inc. * (Pharmaceuticals)	1,856	72,384
Humana, Inc. * (Healthcare - Services)	1,856	73,757
Huntington Bancshares, Inc. (Banks)	2,688	64,888
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,200	254,976
IMS Health, Inc. (Software)	2,752	68,167

See accompanying notes to the financial statements.

Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,048	146,125
Intel Corp. (Semiconductors)	73,280	1,909,676
International Business Machines Corp. (Computers)	18,752	1,391,398
International Flavors & Fragrances, Inc. (Chemicals)	1,024	37,089
International Game Technology (Entertainment)	3,968	111,699
International Paper Co. (Forest Products & Paper)	5,632	170,143
Interpublic Group of Cos., Inc. * (Advertising)	5,248	63,921
Intuit, Inc. * (Software)	2,176	98,159
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,088	106,221
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,072	161,526
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,408	1,462,531
Jabil Circuit, Inc. * (Electronics)	2,176	66,868
Janus Capital Group, Inc. (Diversified Financial Services)	2,688	40,428
JDS Uniphase Corp. * (Telecommunications)	17,408	26,460
Jefferson-Pilot Corp. (Insurance)	1,600	80,672
Johnson & Johnson (Healthcare - Products)	35,328	2,296,320
Johnson Controls, Inc. (Auto Parts & Equipment)	2,240	126,180
Jones Apparel Group, Inc. (Apparel)	1,408	43,704
KB Home (Home Builders)	960	73,181
Kellogg Co. (Food)	4,160	184,870
Kerr-McGee Corp. (Oil & Gas)	1,344	102,561
KeyCorp (Banks)	4,800	159,120
KeySpan Corp. (Gas)	2,048	83,354
Kimberly-Clark Corp. (Household Products/Wares)	5,632	352,508
Kinder Morgan, Inc. (Pipelines)	1,280	106,496
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,816	29,343
KLA - Tencor Corp. (Semiconductors)	2,304	100,685
Knight-Ridder, Inc. (Media)	896	54,961
Kohls Corp. * (Retail)	3,840	214,694
Kroger Co. * (Food)	8,192	155,894
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,408	107,825
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,600	79,840
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,240	59,539
Lexmark International, Inc. - Class A * (Computers)	1,472	95,430
Limited, Inc. (Retail)	4,416	94,591
Lincoln National Corp. (Insurance)	1,984	93,089
Linear Technology Corp. (Semiconductors)	3,712	136,193
Liz Claiborne, Inc. (Apparel)	1,280	50,893
Lockheed Martin Corp. (Aerospace/Defense)	4,864	315,528
Loews Corp. (Insurance)	1,856	143,840
Louisiana-Pacific Corp. (Forest Products & Paper)	1,280	31,462
Lowe’s Cos., Inc. (Retail)	9,024	525,377
LSI Logic Corp. * (Semiconductors)	4,608	39,122
Lucent Technologies, Inc. * (Telecommunications)	52,352	152,344
M&T Bank Corp. (Banks)	1,152	121,144
Manor Care, Inc. (Healthcare - Services)	1,024	40,684
Marathon Oil Corp. (Oil & Gas)	4,032	215,188
Marriott International, Inc. - Class A (Lodging)	2,368	161,544
Marsh & McLennan Cos., Inc. (Insurance)	6,464	179,053
Marshall & Ilsley Corp. (Banks)	2,496	110,947
Masco Corp. (Building Materials)	5,120	162,612
Mattel, Inc. (Toys/Games/Hobbies)	4,800	87,840
Maxim Integrated Products, Inc. (Semiconductors)	3,904	149,172
May Department Stores Co. (Retail)	3,456	138,793
Maytag Corp. (Home Furnishings)	896	14,031
MBIA, Inc. (Insurance)	1,536	91,100
MBNA Corp. (Diversified Financial Services)	15,040	393,446
McCormick & Co., Inc. (Food)	1,600	52,288
McDonald’s Corp. (Retail)	15,360	426,240

See accompanying notes to the financial statements.

McGraw-Hill Cos., Inc. (Media)	4,544	201,072
McKesson Corp. (Commercial Services)	3,328	149,061
MeadWestvaco Corp. (Forest Products & Paper)	2,176	61,015
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,136	167,337
MedImmune, Inc. * (Biotechnology)	2,880	76,954
Medtronic, Inc. (Healthcare - Products)	14,400	745,776
Mellon Financial Corp. (Banks)	4,992	143,220
Merck & Co., Inc. (Pharmaceuticals)	25,728	792,422
Mercury Interactive Corp. * (Software)	1,088	41,736
Meredith Corp. (Media)	512	25,119
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,576	251,726
MetLife, Inc. (Insurance)	8,768	394,034
MGIC Investment Corp. (Insurance)	1,088	70,959
Micron Technology, Inc. * (Semiconductors)	7,296	74,492
Microsoft Corp. (Software)	119,936	2,979,209
Millipore Corp. * (Biotechnology)	576	32,676
Molex, Inc. (Electrical Components & Equipment)	1,984	51,663
Molson Coors Brewing Co. - Class B (Beverages)	960	59,520
Monsanto Co. (Agriculture)	3,072	193,137
Monster Worldwide, Inc. * (Internet)	1,472	42,217
Moody’s Corp. (Commercial Services)	3,200	143,872
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,800	671,616
Motorola, Inc. (Telecommunications)	28,992	529,394
Mylan Laboratories, Inc. (Pharmaceuticals)	2,816	54,180
Nabors Industries, Ltd. * (Oil & Gas)	1,728	104,751
National City Corp. (Banks)	6,912	235,837
National Semiconductor Corp. (Semiconductors)	4,160	91,645
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,984	94,319
Navistar International Corp. * (Auto Manufacturers)	768	24,576
NCR Corp. * (Computers)	2,176	76,421
Network Appliance, Inc. * (Computers)	4,288	121,222
Newell Rubbermaid, Inc. (Housewares)	3,200	76,288
Newmont Mining Corp. (Mining)	5,248	204,829
News Corp. - Class A (Media)	33,216	537,435
Nextel Communications, Inc. - Class A * (Telecommunications)	13,248	428,043
NICOR, Inc. (Gas)	512	21,079
NIKE, Inc. - Class B (Apparel)	2,688	232,781
NiSource, Inc. (Electric)	3,200	79,136
Noble Corp. (Oil & Gas)	1,536	94,479
Nordstrom, Inc. (Retail)	1,408	95,702
Norfolk Southern Corp. (Transportation)	4,672	144,645
North Fork Bancorp, Inc. (Banks)	5,568	156,405
Northern Trust Corp. (Banks)	2,432	110,875
Northrop Grumman Corp. (Aerospace/Defense)	4,288	236,912
Novell, Inc. * (Software)	4,544	28,173
Novellus Systems, Inc. * (Semiconductors)	1,664	41,117
Nucor Corp. (Iron/Steel)	1,856	84,671
NVIDIA Corp. * (Semiconductors)	2,112	56,433
Occidental Petroleum Corp. (Oil & Gas)	4,608	354,493
Office Depot, Inc. * (Retail)	3,712	84,782
OfficeMax, Inc. (Retail)	832	24,769
Omnicom Group, Inc. (Advertising)	2,240	178,886
Oracle Corp. * (Software)	52,544	693,581
PACCAR, Inc. (Auto Manufacturers)	2,048	139,264
Pactiv Corp. * (Packaging & Containers)	1,792	38,671
Pall Corp. (Miscellaneous Manufacturing)	1,472	44,690
Parametric Technology Corp. * (Software)	3,200	20,416
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,408	87,310
Paychex, Inc. (Commercial Services)	4,160	135,366
Peoples Energy Corp. (Gas)	448	19,470

See accompanying notes to the financial statements.

PepsiCo, Inc. (Beverages)	19,776	1,066,520
PerkinElmer, Inc. (Electronics)	1,536	29,030
Pfizer, Inc. (Pharmaceuticals)	85,824	2,367,026
PG&E Corp. (Electric)	4,416	165,777
Phelps Dodge Corp. (Mining)	1,088	100,640
Pinnacle West Capital Corp. (Electric)	1,152	51,206
Pitney Bowes, Inc. (Office/Business Equipment)	2,688	117,062
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,176	78,989
PMC-Sierra, Inc. * (Semiconductors)	2,176	20,302
PNC Financial Services Group (Banks)	3,328	181,243
PPG Industries, Inc. (Chemicals)	2,048	128,532
PPL Corp. (Electric)	2,240	133,011
Praxair, Inc. (Chemicals)	3,776	175,962
Principal Financial Group, Inc. (Insurance)	3,520	147,488
Procter & Gamble Co. (Cosmetics/Personal Care)	29,504	1,556,336
Progress Energy, Inc. (Electric)	2,944	133,187
Progress Energy, Inc.CVO (Electric)	987	0
Progressive Corp. (Insurance)	2,304	227,658
Prologis (REIT)	2,176	87,562
Providian Financial Corp. * (Diversified Financial Services)	3,456	60,929
Prudential Financial, Inc. (Insurance)	6,144	403,415
Public Service Enterprise Group, Inc. (Electric)	2,880	175,162
Pulte Homes, Inc. (Home Builders)	1,344	113,232
QLogic Corp. * (Semiconductors)	1,088	33,587
Qualcomm, Inc. (Telecommunications)	20,032	661,256
Quest Diagnostics, Inc. (Healthcare - Services)	2,176	115,916
Qwest Communications International, Inc. * (Telecommunications)	19,904	73,844
R.R. Donnelley & Sons Co. (Commercial Services)	2,560	88,346
RadioShack Corp. (Retail)	1,856	43,004
Raytheon Co. (Aerospace/Defense)	5,440	212,813
Reebok International, Ltd. (Apparel)	704	29,448
Regions Financial Corp. (Banks)	5,440	184,307
Reynolds American, Inc. (Agriculture)	1,472	115,994
Robert Half International, Inc. (Commercial Services)	1,856	46,344
Rockwell Collins, Inc. (Aerospace/Defense)	2,112	100,700
Rockwell International Corp. (Machinery-Diversified)	2,048	99,758
Rohm & Haas Co. (Chemicals)	2,240	103,802
Rowan Cos., Inc. (Oil & Gas)	1,216	36,127
Ryder System, Inc. (Transportation)	768	28,109
Sabre Holdings Corp. (Leisure Time)	1,536	30,643
SAFECO Corp. (Insurance)	1,472	79,988
Safeway, Inc. (Food)	5,120	115,661
Sanmina-SCI Corp. * (Electronics)	6,080	33,258
Sara Lee Corp. (Food)	9,344	185,105
SBC Communications, Inc. (Telecommunications)	38,528	915,040
Schering-Plough Corp. (Pharmaceuticals)	17,536	334,236
Schlumberger, Ltd. (Oil & Gas Services)	6,848	520,036
Schwab (Diversified Financial Services)	13,760	155,213
Scientific-Atlanta, Inc. (Telecommunications)	1,792	59,620
Seagate Technology, Inc. (a) * (Computers)	2,565	0
Sealed Air Corp. * (Packaging & Containers)	960	47,799
Sears Holdings Corp. * (Retail)	1,152	172,650
Sempra Energy (Gas)	2,816	116,329
Sherwin-Williams Co. (Chemicals)	1,472	69,316
Siebel Systems, Inc. (Software)	6,144	54,682
Sigma-Aldrich Corp. (Chemicals)	832	46,625
Simon Property Group, Inc. (REIT)	2,560	185,575
SLM Corp. (Diversified Financial	4,928	250,342
Snap-on, Inc. (Hand/Machine Tools)	704	24,147
Solectron Corp. * (Electronics)	10,304	39,052

See accompanying notes to the financial statements.

Southern Co. (Electric)	8,896	308,425
Southwest Airlines Co. (Airlines)	8,832	123,029
Sovereign Bancorp, Inc. (Savings & Loans)	4,288	95,794
Sprint Corp. (Telecommunications)	17,408	436,767
St. Jude Medical, Inc. * (Healthcare - Products)	4,224	184,209
St. Paul Cos., Inc. (Insurance)	8,000	316,240
Staples, Inc. (Retail)	8,576	182,840
Starbucks Corp. * (Retail)	4,608	238,049
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,624	153,688
State Street Corp. (Banks)	3,968	191,456
Stryker Corp. (Healthcare - Products)	4,416	210,025
Sun Microsystems, Inc. * (Computers)	40,192	149,916
SunGard Data Systems, Inc. * (Computers)	3,456	121,548
Sunoco, Inc. (Oil & Gas)	768	87,306
SunTrust Banks, Inc. (Banks)	3,968	286,648
SuperValu, Inc. (Food)	1,600	52,176
Symantec Corp. * (Internet)	8,384	182,268
Symbol Technologies, Inc. (Electronics)	2,816	27,794
Synovus Financial Corp. (Banks)	3,712	106,423
Sysco Corp. (Food)	7,488	270,990
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,472	92,147
Target Corp. (Retail)	10,176	553,676
TECO Energy, Inc. (Electric)	2,432	45,989
Tektronix, Inc. (Electronics)	1,024	23,828
Tellabs, Inc. * (Telecommunications)	5,056	43,987
Temple-Inland, Inc. (Forest Products & Paper)	1,472	54,685
Tenet Healthcare Corp. * (Healthcare - Services)	5,248	64,236
Teradyne, Inc. * (Semiconductors)	2,304	27,579
Texas Instruments, Inc. (Semiconductors)	19,904	558,704
Textron, Inc. (Miscellaneous Manufacturing)	1,600	121,360
The AES Corp. * (Electric)	7,424	121,605
The Dow Chemical Co. (Chemicals)	11,008	490,186
The Gap, Inc. (Retail)	8,960	176,960
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,048	30,515
The New York Times Co. - Class A (Media)	1,728	53,827
The Pepsi Bottling Group, Inc. (Beverages)	2,304	65,917
The Stanley Works (Hand/Machine Tools)	896	40,804
Thermo Electron Corp. * (Electronics)	1,920	51,590
Tiffany & Co. (Retail)	1,728	56,609
Time Warner, Inc. * (Media)	55,104	920,788
TJX Cos., Inc. (Retail)	5,440	132,464
Torchmark Corp. (Insurance)	1,216	63,475
Toys R Us, Inc. * (Retail)	2,624	69,484
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,712	200,337
Tribune Co. (Media)	3,520	123,834
TXU Corp. (Electric)	2,816	233,981
Tyco International, Ltd. (Miscellaneous Manufacturing)	23,744	693,325
U.S. Bancorp (Banks)	21,440	626,049
Union Pacific Corp. (Transportation)	3,072	199,066
Unisys Corp. * (Computers)	3,904	24,712
United Parcel Service, Inc. - Class B (Transportation)	13,440	929,510
United States Steel Corp. (Iron/Steel)	1,280	43,994
United Technologies Corp. (Aerospace/Defense)	12,160	624,416
UnitedHealth Group, Inc. (Healthcare - Services)	14,784	770,837
Univision Communications, Inc. - Class A * (Media)	3,520	96,976
Unocal Corp. (Oil & Gas)	3,200	208,160
UnumProvident Corp. (Insurance)	3,456	63,314
UST, Inc. (Agriculture)	1,984	90,589
V. F. Corp. (Apparel)	1,152	65,917
Valero Energy Corp. (Oil & Gas)	2,944	232,900

See accompanying notes to the financial statements.

Veritas Software Corp. * (Software)	4,992	121,805
Verizon Communications, Inc. (Telecommunications)	32,512	1,123,290
Viacom, Inc. - Class B (Media)	19,072	610,685
Visteon Corp. (Auto Parts & Equipment)	1,472	8,876
Vulcan Materials Co. (Building Materials)	1,152	74,868
W.W. Grainger, Inc. (Distribution/Wholesale)	960	52,598
Wachovia Corp. (Banks)	18,560	920,577
Wal-Mart Stores, Inc. (Retail)	38,208	1,841,627
Walgreen Co. (Retail)	12,096	556,295
Walt Disney Co. (Media)	24,640	620,435
Washington Mutual, Inc. (Savings & Loans)	10,368	421,874
Waste Management, Inc. (Environmental Control)	6,720	190,445
Waters Corp. * (Electronics)	1,344	49,956
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,280	37,837
WellPoint, Inc. * (Healthcare - Services)	7,104	494,722
Wells Fargo & Co. (Banks)	19,968	1,229,630
Wendy’s International, Inc. (Retail)	1,408	67,091
Weyerhaeuser Co. (Forest Products & Paper)	2,816	179,238
Whirlpool Corp. (Home Furnishings)	768	53,845
Williams Cos., Inc. (Pipelines)	6,720	127,681
Wrigley (Wm.) Jr. Co. (Food)	2,304	158,607
Wyeth (Pharmaceuticals)	15,808	703,456
Xcel Energy, Inc. (Electric)	4,736	92,447
Xerox Corp. * (Office/Business Equipment)	10,944	150,918
Xilinx, Inc. (Semiconductors)	4,224	107,712
XL Capital, Ltd. - Class A (Insurance)	1,664	123,835
XTO Energy, Inc. (Oil & Gas)	4,160	141,398
Yahoo!, Inc. * (Internet)	15,744	545,530
YUM! Brands, Inc. (Retail)	3,456	179,988
Zimmer Holdings, Inc. * (Healthcare - Products)	2,944	224,244
Zions Bancorp (Banks)	1,024	75,295

TOTAL COMMON STOCKS (Cost $92,998,074)		127,010,274

Repurchase Agreements (5.1%)
	Principal Amount	Value
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $7,818,597 (Collateralized by $7,860,000 various U.S. Government Agency Obligations, 0.26% - 5.50%, 2/15/06 – 5/5/08, market value $7,975,543)	$7,818,000	7,818,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,818,000)		$7,818,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	11,029

TOTAL RIGHTS/WARRANTS (Cost $0)		11,029

Options Purchased (8.0%)
	Contracts
S&P Futures Call Option expiring September 2005 @ $650	90	12,262,500

TOTAL OPTIONS PURCHASED (Cost $12,487,860)		12,262,500

See accompanying notes to the financial statements.

TOTAL INVESTMENT SECURITIES (Cost $113,303,934) - 96.2%	147,101,803
Net other assets (liabilities) - 3.8%	5,828,744

NET ASSETS - 100.0%	$152,930,547

*	Non-income producing security.

**	All or a portion of the market value of this security is held as collateral for swap agreements.

(a)	Escrowed security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2005 (Underlying face amount at value $112,927,500)	378	$(324,282)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $39,497,815)	33,154	$26,167

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.2%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.0%
Electric	2.8%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.9%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.2%
Media	2.9%
Mining	0.4%
Miscellaneous Manufacturing	4.9%
Office/Business Equipment	0.2%
Oil & Gas	6.2%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	5.5%

See accompanying notes to the financial statements.

Savings & Loans	0.5%
Semiconductors	2.8%
Software	3.7%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Other***	16.9%

NM	Not meaningful, amount is less than 0.05%.

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

June 30, 2005

(unaudited)

	Shares	Value
Common Stocks (78.0%)
21st Century Insurance Group (Insurance)	5,203	$77,213
99 Cents Only Stores * (Retail)	11,825	150,296
A.C. Moore Arts & Crafts, Inc. * (Retail)	3,311	104,661
AAR Corp. * (Aerospace/Defense)	8,041	126,324
Aaron Rents, Inc. (Commercial Services)	8,514	211,913
Abaxis, Inc. * (Healthcare-Products)	4,257	46,316
Abgenix, Inc. * (Pharmaceuticals)	19,866	170,450
ABM Industries, Inc. (Commercial Services)	8,987	175,247
Acadia Realty Trust (REIT)	6,149	114,679
Actuant Corp. * (Miscellaneous Manufacturing)	5,203	249,432
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,622	170,119
Adaptec, Inc. * (Telecommunications)	25,542	99,103
Advanced Digital Information Corp. * (Computers)	15,609	118,628
Advanced Medical Optics, Inc. * (Healthcare-Products)	1,814	72,107
Advisory Board Co. * (Commercial Services)	4,257	207,486
ADVO, Inc. (Advertising)	6,622	210,911
Affordable Residential Communities (REIT)	6,149	82,089
Agile Software Corp. * (Internet)	12,771	80,457
AirTran Holdings, Inc. * (Airlines)	10,879	100,413
AK Steel Holding Corp. * (Iron/Steel)	26,488	169,788
Alabama National BanCorp (Banks)	2,838	185,520
Alamosa Holdings, Inc. * (Telecommunications)	15,609	216,965
Albany International Corp. - Class A (Machinery-Diversified)	6,149	197,444
Albany Molecular Research, Inc. * (Commercial Services)	5,676	79,464
Albemarle Corp. (Chemicals)	4,257	155,253
Alfa Corp. (Insurance)	8,041	118,364
Alkermes, Inc. * (Pharmaceuticals)	18,447	243,869
Allegheny Technologies, Inc. (Iron/Steel)	13,244	292,162
Alliance Gaming Corp. * (Entertainment)	12,298	172,418
Alpharma, Inc. (Pharmaceuticals)	5,203	75,287
Altiris, Inc. * (Software)	5,203	76,380
AMCOL International Corp. (Mining)	5,203	97,764
American Medical Systems Holdings, Inc. * (Healthcare-Products)	12,298	253,954
American States Water Co. (Water)	3,784	111,136
American Woodmark Corp. (Home Furnishings)	2,838	85,168
AMERIGROUP Corp. * (Healthcare-Services)	3,784	152,117
Amis Holdings, Inc. * (Semiconductors)	7,568	100,957
Amli Residential Properties Trust (REIT)	6,149	192,218
AmSurg Corp. * (Healthcare-Services)	7,095	196,461
Anaren Microwave, Inc. * (Telecommunications)	5,203	68,419
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,730	143,130
Anixter International, Inc. * (Telecommunications)	6,149	228,558
ANSYS, Inc. * (Software)	7,568	268,739
Anteon International Corp. * (Computers)	5,676	258,939
Anthracite Capital, Inc. (REIT)	10,879	128,916
Apogee Enterprises, Inc. (Building Materials)	6,622	101,780
Apollo Investment Corp. (Investment Companies)	15,136	278,956
Applera Corp. - Celera Genomics Group * (Biotechnology)	17,501	191,986
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,149	198,551
Apria Healthcare Group, Inc. * (Healthcare-Services)	5,676	196,617
AptarGroup, Inc. (Miscellaneous Manufacturing)	5,676	288,341
aQuantive, Inc. * (Internet)	11,352	201,157
Aquila, Inc. * (Electric)	47,300	170,753
Arbitron, Inc. (Commercial Services)	3,784	162,334
Arch Chemicals, Inc. (Chemicals)	5,203	129,867

See accompanying notes to the financial statements.

Arctic Cat, Inc. (Leisure Time)	3,311	67,975
Argonaut Group, Inc. * (Insurance)	5,676	131,059
Ariad Pharmaceuticals, Inc. * (Biotechnology)	12,771	85,055
Ariba, Inc. * (Internet)	10,879	63,098
Arkansas Best Corp. (Transportation)	5,203	165,507
Armor Holdings, Inc. * (Aerospace/Defense)	5,676	224,826
Atherogenics, Inc. * (Pharmaceuticals)	8,987	143,612
Avanex Corp. * (Telecommunications)	19,393	17,454
Aviall, Inc. * (Distribution/Wholesale)	5,676	179,305
Avista Corp. (Electric)	7,568	140,689
Axcelis Technologies, Inc. * (Semiconductors)	23,177	158,994
Aztar Corp. * (Lodging)	3,784	129,602
Baldor Electric Co. (Hand/Machine Tools)	7,095	172,550
BancorpSouth, Inc. (Banks)	14,663	346,047
Bandag, Inc. (Auto Parts & Equipment)	2,365	108,908
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	5,676	107,560
Banner Corp. (Banks)	2,365	66,244
Banta Corp. (Commercial Services)	3,311	150,187
BE Aerospace, Inc. * (Aerospace/Defense)	8,987	140,467
Bel Fuse, Inc. - Class B (Electronics)	2,838	86,729
Benchmark Electronics, Inc. * (Electronics)	8,987	273,385
Berry Petroleum Co. - Class A (Oil & Gas)	4,257	225,110
Beverly Enterprises, Inc. * (Healthcare-Services)	26,015	331,431
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	15,609	116,911
Black Box Corp. (Telecommunications)	3,784	133,954
Black Hills Corp. (Electric)	4,257	156,870
Blue Coat Systems, Inc. * (Internet)	2,365	70,666
Blyth, Inc. (Household Products/Wares)	4,730	132,677
Bone Care International, Inc. * (Pharmaceuticals)	3,784	124,758
Boston Private Financial Holdings, Inc. (Banks)	6,622	166,874
Bowne & Co., Inc. (Commercial Services)	8,514	123,112
Boyd Gaming Corp. (Lodging)	3,311	169,291
Brady Corp. - Class A (Electronics)	8,514	263,934
Brandywine Realty Trust (REIT)	5,676	173,969
Bright Horizons Family Solutions, Inc. * (Commercial Services)	6,622	269,648
Broadwing Corp. * (Telecommunications)	9,460	43,705
Brocade Communications Systems, Inc. * (Computers)	61,963	240,416
Brooks Automation, Inc. * (Semiconductors)	9,933	147,505
Brown Shoe Co., Inc. (Retail)	4,257	166,662
Brush Engineered Materials, Inc. * (Mining)	4,257	60,705
Buckeye Technologies, Inc. * (Forest Products & Paper)	7,095	56,547
Burlington Coat Factory Warehouse Corp. (Retail)	4,257	181,518
C&D Technologies, Inc. (Electrical Components & Equipment)	5,203	47,816
C-COR.net Corp. * (Telecommunications)	10,406	71,281
Cabot Microelectronics Corp. * (Chemicals)	5,203	150,835
California Pizza Kitchen, Inc. * (Retail)	4,730	128,987
California Water Service Group (Water)	3,784	142,051
Callaway Golf Co. (Leisure Time)	14,663	226,250
Calpine Corp. * (Electric)	100,749	342,547
Cambrex Corp. (Biotechnology)	5,676	108,128
Capital City Bank Group, Inc. (Banks)	2,365	95,546
Caraustar Industries, Inc. * (Forest Products & Paper)	7,095	74,498
Carpenter Technology Corp. (Iron/Steel)	4,730	245,014
Cascade Bancorp (Banks)	4,257	89,567
Cascade Corp. (Machinery-Diversified)	2,365	102,286
Casella Waste Systems, Inc. * (Environmental Control)	4,730	56,760
Casey’s General Stores, Inc. (Retail)	12,298	243,746
Cash America International, Inc. (Retail)	7,095	142,751
Catalina Marketing Corp. (Advertising)	11,352	288,454
Cathay Bancorp, Inc. (Banks)	10,406	350,786
Cell Therapeutics, Inc. * (Pharmaceuticals)	12,298	33,328
Centene Corp. * (Healthcare-Services)	9,460	317,667

See accompanying notes to the financial statements.

Central Pacific Financial Corp. (Banks)	3,784	134,710
Central Parking Corp. (Commercial Services)	4,257	58,534
Century Aluminum Co. * (Mining)	4,257	86,843
CH Energy Group, Inc. (Electric)	3,784	184,016
Champion Enterprises, Inc. * (Home Builders)	15,136	150,452
Charming Shoppes, Inc. * (Retail)	27,907	260,372
Charter Communications, Inc. - Class A * (Media)	65,274	77,023
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	8,514	186,967
Chattem, Inc. * (Cosmetics/Personal Care)	4,257	176,240
Checkpoint Systems, Inc. * (Electronics)	8,041	142,326
Chemical Financial Corp. (Banks)	5,676	187,932
Cheniere Energy, Inc. * (Oil & Gas)	9,460	294,206
Chesapeake Corp. (Packaging & Containers)	4,730	99,046
Chiquita Brands International, Inc. (Food)	8,514	233,794
Chittenden Corp. (Banks)	6,149	167,253
Chordiant Software, Inc. * (Internet)	17,501	34,127
Christopher & Banks Corp. (Retail)	8,041	146,829
Churchill Downs, Inc. (Entertainment)	1,892	80,391
Ciber, Inc. * (Computers)	12,298	98,138
Cimarex Energy Co. * (Oil & Gas)	14,179	551,705
Cincinnati Bell, Inc. * (Telecommunications)	59,598	256,271
Circor International, Inc. (Metal Fabricate/Hardware)	3,784	93,351
Citizens Banking Corp. (Banks)	10,406	314,469
City Holding Co. (Banks)	4,257	155,466
CKE Restaurants, Inc. (Retail)	12,771	177,772
Clarcor, Inc. (Miscellaneous Manufacturing)	6,622	193,694
CLECO Corp. (Electric)	10,879	234,660
CMGI, Inc. * (Internet)	91,289	172,536
CMS Energy Corp. * (Electric)	32,164	484,390
CNET Networks, Inc. * (Internet)	26,961	316,523
Coeur d’Alene Mines Corp. * (Mining)	52,030	188,869
Cognex Corp. (Machinery-Diversified)	9,460	247,757
Coherent, Inc. * (Electronics)	7,095	255,491
Cohu, Inc. (Semiconductors)	5,203	104,320
Colonial Properties Trust (REIT)	3,153	138,732
Commerce Group, Inc. (Insurance)	5,203	323,158
Commercial Federal Corp. (Savings & Loans)	6,622	223,029
Commercial Metals Co. (Metal Fabricate/Hardware)	12,298	292,937
Commercial NET Lease Realty (REIT)	11,352	232,375
Commscope, Inc. * (Telecommunications)	5,203	90,584
Community Bank System, Inc. (Banks)	6,149	149,974
Community Banks, Inc. (Banks)	2,365	61,301
Community Trust Bancorp, Inc. (Banks)	2,838	92,859
Compass Minerals International, Inc. (Mining)	3,784	88,546
CompuCredit Corp. * (Diversified Financial Services)	4,730	162,144
Comstock Resources, Inc. * (Oil & Gas)	5,676	143,546
Conceptus, Inc. * (Healthcare-Products)	6,149	34,742
Concur Technologies, Inc. * (Software)	6,149	64,749
CONMED Corp. * (Healthcare-Products)	7,095	218,313
Consolidated Graphics, Inc. * (Commercial Services)	2,838	115,705
Continental Airlines, Inc. - Class B * (Airlines)	13,244	175,880
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	11,352	210,807
Corporate Office Properties Trust (REIT)	7,095	208,948
Correctional Properties Trust (REIT)	2,838	80,315
Corrections Corp. of America * (Commercial Services)	7,568	297,044
Corus Bankshares, Inc. (Banks)	3,784	209,974
CoStar Group, Inc. * (Commercial Services)	3,784	164,982
Cousins Properties, Inc. (REIT)	5,676	167,896
Coventry Health Care, Inc. * (Healthcare-Services)	2,025	143,269
CRA International, Inc. * (Commercial Services)	2,365	127,355
Cray, Inc. * (Computers)	20,812	25,807
Credence Systems Corp. * (Semiconductors)	19,866	179,787

See accompanying notes to the financial statements.

Crompton Corp. (Chemicals)	27,907	394,883
Cross Country Healthcare, Inc. * (Commercial Services)	5,676	96,492
Crown Holdings, Inc. * (Packaging & Containers)	26,015	370,194
CSK Auto Corp. * (Retail)	9,933	165,682
Cubic Corp. (Electronics)	3,784	67,128
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	9,933	130,818
Cuno, Inc. * (Miscellaneous Manufacturing)	4,257	304,120
Curtiss-Wright Corp. (Aerospace/Defense)	4,730	255,184
CV Therapeutics, Inc. * (Pharmaceuticals)	7,568	169,675
CVB Financial Corp. (Banks)	10,879	214,099
Datascope Corp. (Healthcare-Products)	2,838	94,647
Decode Genetics, Inc. * (Biotechnology)	11,825	111,037
Delphi Financial Group, Inc. - Class A (Insurance)	2,365	104,415
Delta Air Lines, Inc. * (Airlines)	26,015	97,816
Deltic Timber Corp. (Forest Products & Paper)	2,365	89,941
Denbury Resources, Inc. * (Oil & Gas)	6,622	263,357
Dendrite International, Inc. * (Software)	8,987	124,021
DHB Industries, Inc. * (Apparel)	4,730	39,969
Diagnostic Products Corp. (Healthcare-Products)	4,730	223,871
Dick’s Sporting Goods, Inc. * (Retail)	7,095	273,796
Digital River, Inc. * (Internet)	7,095	225,266
Digital Theater Systems, Inc. * (Home Furnishings)	4,257	75,902
Digitas, Inc. * (Internet)	13,244	151,114
Dime Community Bancshares, Inc. (Savings & Loans)	7,568	115,034
Dionex Corp. * (Electronics)	4,730	206,275
Direct General Corp. (Insurance)	3,784	70,420
Discovery Laboratories, Inc. * (Pharmaceuticals)	11,352	82,756
Ditech Communications Corp. * (Telecommunications)	7,095	46,047
DJ Orthopedics, Inc. * (Healthcare-Products)	4,257	116,770
Dobson Communications Corp. * (Telecommunications)	26,488	112,839
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	5,203	197,610
Downey Financial Corp. (Savings & Loans)	3,311	242,364
Drew Industries, Inc. * (Building Materials)	1,892	85,897
DRS Technologies, Inc. (Aerospace/Defense)	3,784	194,044
Dyax Corp. * (Pharmaceuticals)	6,149	29,023
Dycom Industries, Inc. * (Engineering & Construction)	7,568	149,922
Eagle Materials - Class A (Building Materials)	3,784	350,360
EarthLink, Inc. * (Internet)	32,637	282,636
EastGroup Properties, Inc. (REIT)	4,257	179,262
Eclipsys Corp. * (Software)	8,987	126,447
EDO Corp. (Aerospace/Defense)	3,784	113,179
eFunds Corp. * (Software)	10,879	195,713
El Paso Electric Co. * (Electric)	10,879	222,476
Electro Scientific Industries, Inc. * (Electronics)	6,622	118,401
ElkCorp (Building Materials)	4,730	135,042
Emmis Communications Corp. * (Media)	10,406	183,874
Empire District Electric Co. (Electric)	5,676	135,997
Emulex Corp. * (Semiconductors)	17,028	310,931
Encore Acquisition Co. * (Oil & Gas)	5,203	213,323
Encysive Pharmaceuticals, Inc. * (Biotechnology)	12,771	138,055
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	5,203	150,211
Enterasys Networks, Inc. * (Telecommunications)	51,084	45,976
Entertainment Properties Trust (REIT)	4,730	217,580
Entravision Communications Corp. * (Media)	11,825	92,117
Entrust Technologies, Inc. * (Internet)	15,609	74,767
Enzo Biochem, Inc. * (Biotechnology)	5,676	101,771
Epicor Software Corp. * (Software)	9,460	124,872
Equity Inns, Inc. (REIT)	10,879	144,691
Equity Lifestyle Properties, Inc. (REIT)	3,784	150,452
Equity One, Inc. (REIT)	7,095	161,057
eResearch Technology, Inc. * (Internet)	7,568	101,336
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,311	333,748

See accompanying notes to the financial statements.

ESS Technology, Inc. * (Semiconductors)	8,041	33,853
Essex Property Trust, Inc. (REIT)	2,365	196,437
Esterline Technologies Corp. * (Aerospace/Defense)	5,203	208,536
Ethan Allen Interiors, Inc. (Home Furnishings)	2,365	79,251
Excel Technology, Inc. * (Electronics)	2,838	68,963
Exelixis, Inc. * (Biotechnology)	15,136	112,460
Exide Technologies * (Auto Parts & Equipment)	5,676	27,529
ExpressJet Holdings, Inc. * (Airlines)	8,987	76,479
F.N.B. Corp. (Banks)	6,622	130,122
FBL Financial Group, Inc. - Class A (Insurance)	2,838	78,357
FelCor Lodging Trust, Inc. * (REIT)	11,825	171,226
Ferro Corp. (Chemicals)	6,622	131,513
Fidelity Bankshares, Inc. (Savings & Loans)	4,730	125,440
Filenet Corp. * (Software)	8,514	214,042
Financial Federal Corp. (Diversified Financial Services)	3,311	127,937
Finisar Corp. * (Telecommunications)	40,205	42,215
First BanCorp. (Banks)	7,568	303,855
First Charter Corp. (Banks)	7,095	155,877
First Citizens BancShares, Inc. - Class A (Banks)	1,419	205,116
First Commonwealth Financial Corp. (Banks)	17,028	233,284
First Community Bancorp - Class A (Banks)	3,311	157,273
First Community Bancshares, Inc. (Banks)	2,365	76,863
First Financial Bancorp (Banks)	8,514	160,915
First Financial Bankshares, Inc. (Banks)	4,444	150,385
First Financial Corp. (Banks)	3,311	95,125
First Financial Holdings, Inc. (Savings & Loans)	2,838	84,885
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	6,149	117,077
First Industrial Realty Trust, Inc. (REIT)	6,149	245,345
First Merchants Corp. (Banks)	4,730	117,541
First Republic Bank (Banks)	4,730	167,111
FirstFed Financial Corp. * (Savings & Loans)	3,311	197,369
Fisher Communications, Inc. * (Media)	1,419	67,105
Florida East Coast Industries, Inc. (Transportation)	5,203	225,290
Flowers Foods, Inc. (Food)	7,568	267,605
Flushing Financial Corp. (Savings & Loans)	4,257	78,329
Forest Oil Corp. * (Oil & Gas)	6,149	258,258
Formfactor, Inc. * (Semiconductors)	6,622	174,953
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,784	146,252
Fred’s, Inc. (Retail)	9,460	156,847
Frontier Financial Corp. (Banks)	5,676	143,376
FTI Consulting, Inc. * (Commercial Services)	8,987	187,828
Fuller (H.B.) Co. (Chemicals)	6,149	209,435
Furniture Brands International, Inc. (Home Furnishings)	4,730	102,215
G & K Services, Inc. (Textiles)	4,257	160,617
Gables Residential Trust (REIT)	2,365	102,239
Gardner Denver, Inc. * (Machinery-Diversified)	4,257	149,336
Gartner Group, Inc. * (Commercial Services)	10,879	115,535
Gateway, Inc. * (Computers)	53,922	177,943
GATX Corp. (Trucking & Leasing)	5,203	179,504
Gaylord Entertainment Co. * (Lodging)	5,676	263,877
GenCorp, Inc. * (Aerospace/Defense)	8,514	163,980
General Cable Corp. * (Electrical Components & Equipment)	9,460	140,292
General Communication, Inc. - Class A * (Telecommunications)	10,879	107,376
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,784	102,963
Genesis Healthcare Corp. * (Healthcare-Services)	4,730	218,904
Gentiva Health Services, Inc. * (Healthcare-Services)	6,149	109,821
Geron Corp. * (Biotechnology)	10,879	84,203
Getty Realty Corp. ((REIT)	4,257	117,919
Gibraltar Industries, Inc. (Iron/Steel)	5,676	105,233
Glacier Bancorp, Inc. (Banks)	7,568	197,752
Glatfelter (Forest Products & Paper)	7,095	87,978
Glimcher Realty Trust (REIT)	8,041	223,138

See accompanying notes to the financial statements.

Global Industries, Ltd. * (Oil & Gas Services)	19,866	168,861
Global Power Equipment Group, Inc. * (Machinery-Diversified)	8,041	63,926
Golden Telecom, Inc. (Telecommunications)	3,311	101,581
Granite Construction, Inc. (Engineering & Construction)	3,784	106,330
Graphic Packaging Corp. * (Packaging & Containers)	16,082	58,699
Gray Television, Inc. (Media)	10,879	131,201
Greif Brothers Corp. - Class A (Packaging & Containers)	3,311	202,302
Grey Wolf, Inc. * (Oil & Gas)	45,408	336,473
Group 1 Automotive, Inc. * (Retail)	3,784	90,967
Guitar Center, Inc. * (Retail)	5,203	303,700
Gymboree Corp. * (Apparel)	7,568	103,379
Hancock Holding Co. (Banks)	6,622	227,797
Handelman Co. (Distribution/Wholesale)	5,676	93,711
Hanover Compressor Co. * (Oil & Gas Services)	11,352	130,662
Harbor Florida Bancshares, Inc. (Savings & Loans)	5,203	194,800
Harland (John H.) Co. (Household Products/Wares)	6,149	233,662
Harleysville National Corp. (Banks)	6,149	142,411
Harris Interactive, Inc. * (Internet)	11,825	57,588
Harvest Natural Resources, Inc. * (Oil & Gas)	8,514	93,058
Haverty Furniture Cos., Inc. (Retail)	4,730	69,909
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	8,987	63,987
Healthcare Realty Trust, Inc. (REIT)	6,622	255,675
Heartland Express, Inc. (Transportation)	11,352	220,569
Hecla Mining Co. * (Mining)	28,853	131,570
HEICO Corp. (Aerospace/Defense)	4,730	110,729
Helmerich & Payne, Inc. (Oil & Gas)	7,568	355,091
Hibbett Sporting Goods, Inc. * (Retail)	5,676	214,780
Highland Hospitality Corp. (REIT)	8,514	88,971
Highwoods Properties, Inc. (REIT)	11,825	351,912
Hollinger International, Inc. (Media)	10,879	108,899
Holly Corp. (Oil & Gas)	4,730	220,749
Hologic, Inc. * (Healthcare-Products)	4,730	188,018
Home Properties of New York, Inc. (REIT)	3,784	162,788
HomeStore, Inc. * (Internet)	23,177	47,049
Hooper Holmes, Inc. (Commercial Services)	13,717	56,926
Horace Mann Educators Corp. (Insurance)	8,987	169,135
Hot Topic, Inc. * (Retail)	11,825	226,094
Human Genome Sciences, Inc. * (Biotechnology)	27,907	323,162
Hydril Co. * (Oil & Gas Services)	3,784	205,660
Hypercom Corp. * (Telecommunications)	12,298	79,568
IBERIABANK Corp. (Banks)	1,419	87,425
Identix, Inc. * (Electronics)	21,285	107,064
IDEX Corp. (Machinery-Diversified)	8,987	346,987
IDX Systems Corp. * (Software)	5,203	156,818
IHOP Corp. (Retail)	5,203	225,758
II-VI, Inc. * (Electronics)	5,676	104,382
Imation Corp. (Computers)	7,568	293,563
IMPAC Mortgage Holdings, Inc. (REIT)	8,514	158,786
Impax Laboratories, Inc. * (Pharmaceuticals)	11,825	185,653
Incyte Genomics, Inc. * (Biotechnology)	14,663	104,840
Independent Bank Corp. - Massachusetts (Banks)	3,784	106,747
Independent Bank Corp. - Michigan (Banks)	4,257	121,069
Infinity Property & Casualty Corp. (Insurance)	5,203	181,481
InFocus Corp. * (Computers)	9,460	39,164
Informatica Corp. * (Software)	20,812	174,613
infoUSA, Inc. (Software)	7,568	88,546
InnKeepers U.S.A Trust (REIT)	8,041	120,133
Insight Communications Co., Inc. * (Media)	10,879	120,213
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	6,622	106,151
Integra Bank Corp. (Banks)	3,784	85,594
Integrated Device Technology, Inc. * (Semiconductors)	14,190	152,543
Integrated Silicon Solution, Inc. * (Semiconductors)	8,514	63,089

See accompanying notes to the financial statements.

Interactive Data Corp. (Commercial Services)	8,987	186,750
Interdigital Communications Corp. * (Telecommunications)	12,771	223,493
Interface, Inc. - Class A * (Office Furnishings)	10,879	87,576
Internet Capital Group, Inc. * (Internet)	9,460	69,342
Internet Security Systems, Inc. * (Internet)	8,987	182,346
InterVoice-Brite, Inc. * (Computers)	8,514	73,476
Interwoven, Inc. * (Internet)	9,933	74,795
Intrado, Inc. * (Telecommunications)	4,257	63,685
Intuitive Surgical, Inc. * (Healthcare-Products)	8,041	375,032
Invacare Corp. (Healthcare-Products)	5,676	251,787
Inverness Medical Innovation, Inc. * (Healthcare-Products)	3,311	90,390
Investors Real Estate Trust (REIT)	9,933	95,953
Iomega Corp. * (Computers)	12,298	32,590
Ipass, Inc. * (Internet)	10,879	65,927
Ipayment, Inc. * (Commercial Services)	2,365	86,370
Irwin Financial Corp. (Banks)	4,257	94,463
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	12,771	49,935
Jack in the Box, Inc. * (Retail)	4,257	161,425
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	18,447	197,936
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,149	118,122
Jarden Corp. * (Household Products/Wares)	5,676	306,049
JLG Industries, Inc. (Machinery - Construction & Mining)	9,460	259,961
Jo-Ann Stores, Inc. * (Retail)	4,730	124,825
Jones Lang LaSalle, Inc. * (Real Estate)	6,622	292,891
Journal Register Co. * (Media)	9,460	165,645
Joy Global, Inc. (Machinery - Construction & Mining)	17,501	587,858
K-V Pharmaceutical Co. * (Pharmaceuticals)	8,514	142,610
K2, Inc. * (Leisure Time)	7,568	95,962
Kadant, Inc. * (Machinery-Diversified)	3,311	72,610
Kansas City Southern Industries, Inc. * (Transportation)	9,460	190,903
Kaydon Corp. (Metal Fabricate/Hardware)	6,149	171,250
KCS Energy, Inc. * (Oil & Gas)	11,825	205,400
Keane, Inc. * (Software)	10,879	149,042
Kellwood Co. (Apparel)	4,730	127,237
Kelly Services, Inc. - Class A (Commercial Services)	4,257	121,920
Kennametal, Inc. (Hand/Machine Tools)	8,041	368,680
Kensey Nash Corp. * (Healthcare-Products)	2,365	71,518
Key Energy Group * (Oil & Gas Services)	18,920	228,932
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,784	93,578
KFx, Inc. * (Energy-Alternate Sources)	8,712	124,495
Kilroy Realty Corp. (REIT)	2,838	134,777
Kimball International, Inc. - Class B (Home Furnishings)	5,203	68,680
Kindred Healthcare, Inc. * (Healthcare-Services)	6,622	262,297
Kirby Corp. * (Transportation)	5,203	234,655
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	27,907	212,651
Knight Transportation, Inc. (Transportation)	8,987	218,654
Kopin Corp. * (Semiconductors)	17,028	86,843
Korn/Ferry International * (Commercial Services)	7,568	134,332
Kronos, Inc. * (Computers)	6,149	248,358
La Quinta Corp. * (Lodging)	45,408	423,657
La-Z-Boy, Inc. (Home Furnishings)	11,352	165,399
LabOne, Inc. * (Healthcare-Services)	4,257	169,471
Labor Ready, Inc. * (Commercial Services)	8,514	198,461
Laclede Group, Inc. (Gas)	5,203	165,247
Laidlaw International * (Transportation)	21,285	512,968
Lancaster Colony Corp. (Miscellaneous Manufacturing)	6,622	284,216
Lance, Inc. (Food)	6,149	105,824
Landauer, Inc. (Commercial Services)	2,365	122,767
Landstar System, Inc. * (Transportation)	14,190	427,403
Lasalle Hotel Properties (REIT)	6,622	217,268
Lattice Semiconductor Corp. * (Semiconductors)	27,434	121,807
Lawson Software, Inc. * (Software)	13,244	68,207

See accompanying notes to the financial statements.

Lennox International, Inc. (Building Materials)	9,933	210,282
Levitt Corp. - Class A (Home Builders)	3,784	113,217
Lexicon Genetics, Inc. * (Biotechnology)	15,136	74,772
Libbey, Inc. (Housewares)	3,311	52,347
Lifecell Corp. * (Biotechnology)	7,095	112,172
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,643	83,004
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	17,028	118,345
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	8,041	266,559
Lindsay Manufacturing Co. (Machinery-Diversified)	2,838	66,920
Linens ‘n Things, Inc. * (Retail)	5,676	134,294
Lionbridge Technologies, Inc. * (Internet)	11,352	76,967
Lithia Motors, Inc. - Class A (Retail)	3,311	95,522
Littelfuse, Inc. * (Electrical Components & Equipment)	5,203	144,903
LKQ Corp. * (Distribution/Wholesale)	3,311	89,894
Longview Fibre Co. (Forest Products & Paper)	12,298	252,724
Luminex Corp. * (Healthcare-Products)	6,622	65,160
M/I Schottenstein Homes, Inc. (Home Builders)	2,365	127,947
Macdermid, Inc. (Chemicals)	6,622	206,342
Macrovision Corp. * (Entertainment)	10,406	234,551
Magellan Health Services, Inc. * (Healthcare-Services)	6,622	233,823
Maguire Properties, Inc. (REIT)	7,095	201,072
Manitowoc Co. (Machinery-Diversified)	5,676	232,830
ManTech International Corp. - Class A * (Software)	4,257	132,137
Marcus Corp. (Lodging)	4,730	100,371
MarineMax, Inc. * (Retail)	2,838	88,688
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
MatrixOne, Inc. * (Internet)	11,825	59,125
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	8,041	313,277
Mattson Technology, Inc. * (Semiconductors)	9,460	67,734
Maverick Tube Corp. * (Oil & Gas Services)	3,311	98,668
Maximus, Inc. (Commercial Services)	4,257	150,230
MB Financial, Inc. (Banks)	4,257	169,556
McDATA Corp. - Class A * (Computers)	28,380	113,520
McGrath Rentcorp (Commercial Services)	4,730	112,101
Medarex, Inc. * (Pharmaceuticals)	19,393	161,544
Mentor Corp. (Healthcare-Products)	9,933	412,022
Mercury Computer Systems, Inc. * (Computers)	5,203	142,406
MeriStar Hospitality Corp. * (REIT)	21,285	183,051
Metal Management, Inc. (Environmental Control)	4,257	82,373
Metals USA, Inc. * (Metal Fabricate/Hardware)	4,730	89,965
Methode Electronics, Inc. - Class A (Electronics)	8,514	101,061
MFA Mortgage Investments, Inc. (REIT)	16,555	123,335
MGE Energy, Inc. (Electric)	4,730	172,077
Micromuse, Inc. * (Software)	18,920	107,087
Micros Systems, Inc. * (Computers)	7,568	338,667
Mid-State Bancshares (Banks)	5,676	157,623
Mindspeed Technologies, Inc. * (Semiconductors)	24,123	29,430
Mine Safety Appliances Co. (Environmental Control)	5,203	240,379
Modine Manufacturing Co. (Auto Parts & Equipment)	5,676	184,811
Molina Healthcare, Inc. * (Healthcare-Services)	2,365	104,675
Monaco Coach Corp. (Home Builders)	5,676	97,570
Moog, Inc. - Class A * (Aerospace/Defense)	8,987	283,001
MPS Group, Inc. * (Commercial Services)	23,650	222,783
MTS Systems Corp. (Computers)	5,203	174,717
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,676	153,820
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,203	65,038
Mykrolis Corp. * (Semiconductors)	9,933	141,148
Nabi Biopharmaceuticals * (Pharmaceuticals)	14,190	216,114
Nara Bancorp, Inc. (Banks)	4,257	62,493
National Financial Partners (Diversified Financial Services)	8,041	314,726
National Health Investors, Inc. (REIT)	5,676	159,325
National Penn Bancshares, Inc. (Banks)	7,095	177,233

See accompanying notes to the financial statements.

National Western Life Insurance Co. - Class A * (Insurance)	473	91,710
Nationwide Health Properties, Inc. (REIT)	15,136	357,360
Navigant Consulting Co. * (Commercial Services)	10,879	192,123
NBT Bancorp, Inc. (Banks)	8,041	190,089
NCI Building Systems, Inc * (Building Materials)	4,257	139,630
NCO Group, Inc. * (Commercial Services)	6,622	143,234
NDCHealth Corp. (Software)	3,784	67,998
Newcastle Investment Corp. (REIT)	7,095	213,914
Newpark Resources, Inc. * (Oil & Gas Services)	20,339	152,543
NMS Communications Corp. * (Telecommunications)	11,352	32,467
North Pittsburgh Systems, Inc. (Telecommunications)	3,784	74,015
Northwest Airlines Corp. - Class A * (Airlines)	16,555	75,491
Northwest Bancorp, Inc. (Savings & Loans)	4,730	100,560
Northwest Natural Gas Co. (Gas)	6,622	253,225
NS Group, Inc. * (Metal Fabricate/Hardware)	4,257	138,395
Nu Skin Enterprises, Inc. (Retail)	11,825	275,523
Nuvelo, Inc. * (Pharmaceuticals)	7,095	54,844
Oceaneering International, Inc. * (Oil & Gas Services)	6,149	237,659
Octel Corp. (Chemicals)	2,838	51,084
Ocwen Financial Corp. * (Savings & Loans)	9,460	63,950
Odyssey Healthcare, Inc. * (Healthcare-Services)	8,987	129,593
Offshore Logistics, Inc. * (Transportation)	4,730	155,333
Ohio Casualty Corp. (Insurance)	14,663	354,551
Oil States International, Inc. * (Oil & Gas Services)	7,095	178,581
Old Dominion Freight Line, Inc. * (Transportation)	3,784	101,525
Old National Bancorp (Banks)	13,717	293,544
Old Second Bancorp, Inc. (Banks)	2,838	82,557
OM Group, Inc. * (Chemicals)	5,203	128,462
OMEGA Healthcare Investors, Inc. (REIT)	11,352	145,987
ON Semiconductor Corp. * (Semiconductors)	29,326	134,900
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	6,149	146,838
Open Solutions, Inc. * (Software)	2,838	57,640
Opsware, Inc. * (Internet)	12,298	62,966
OraSure Technologies, Inc. * (Healthcare-Products)	9,460	94,505
Orbital Sciences Corp. * (Aerospace/Defense)	10,406	103,019
Oriental Financial Group, Inc. (Banks)	4,257	64,962
OrthoLogic Corp. * (Healthcare-Products)	8,514	32,949
Oscient Pharmaceuticals Corp. * (Biotechnology)	14,663	38,857
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	16	654
Otter Tail Power Co. (Electric)	6,149	168,052
Overseas Shipholding Group, Inc. (Transportation)	2,365	141,072
Overstock.com, Inc. * (Internet)	2,838	101,033
Owens & Minor, Inc. (Distribution/Wholesale)	8,987	290,729
Oxford Industries, Inc. (Apparel)	3,311	142,539
P.F. Chang’s China Bistro, Inc. * (Retail)	3,784	223,180
Pacific Capital Bancorp (Banks)	10,879	403,392
Packeteer, Inc. * (Software)	8,041	113,378
PalmOne, Inc. * (Computers)	6,149	183,056
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,892	60,185
Parametric Technology Corp. * (Software)	64,801	413,429
PAREXEL International Corp. * (Commercial Services)	6,149	122,058
Park National Corp. (Banks)	2,838	313,599
Parker Drilling Co. * (Oil & Gas)	22,704	159,155
Paxar Corp. * (Electronics)	8,514	151,124
Payless ShoeSource, Inc. * (Retail)	14,663	281,531
Pediatrix Medical Group, Inc. * (Healthcare-Services)	4,730	347,843
Peet’s Coffee & Tea, Inc. * (Beverages)	2,838	93,768
Penn Virginia Corp. (Oil & Gas)	4,257	190,160
Pennsylvania REIT	6,622	314,545
Pep Boys-Manny, Moe & Jack (Retail)	5,676	76,853
Per-Se Technologies, Inc. * (Software)	5,676	119,310
Perot Systems Corp. - Class A * (Computers)	18,447	262,316

See accompanying notes to the financial statements.

Perrigo Co. (Pharmaceuticals)	14,663	204,402
PFF Bancorp, Inc. (Savings & Loans)	3,311	100,290
Pharmos, Corp. * (Pharmaceuticals)	4,257	10,430
Philadelphia Consolidated Holding Corp. * (Insurance)	4,257	360,823
Pinnacle Entertainment, Inc. * (Entertainment)	8,514	166,534
Pixelworks, Inc. * (Semiconductors)	9,933	85,225
Plains Exploration & Production Co. * (Oil & Gas)	14,190	504,171
Plug Power, Inc. * (Energy-Alternate Sources)	11,825	81,001
PNM Resources, Inc. (Electric)	11,352	327,051
PolyOne Corp. * (Chemicals)	22,231	147,169
Post Properties, Inc. (REIT)	9,460	341,601
Powerwave Technologies, Inc. * (Telecommunications)	15,609	159,524
Prentiss Properties Trust (REIT)	7,095	258,542
Presidential Life Corp. (Insurance)	5,203	89,023
Price Communications Corp. * (Telecommunications)	8,514	147,292
PRIMEDIA, Inc. * (Media)	32,164	130,264
Primus Telecommunications Group, Inc. * (Telecommunications)	17,974	11,324
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	7,095	179,929
PrivateBancorp, Inc. (Banks)	3,784	133,878
ProAssurance Corp. * (Insurance)	6,149	256,782
ProQuest Co. * (Internet)	5,676	186,116
Prosperity Bancshares, Inc. (Banks)	3,784	108,260
Provident Bankshares Corp. (Banks)	8,041	256,588
Provident Financial Services, Inc. (Savings & Loans)	13,244	232,696
PS Business Parks, Inc. (REIT)	2,838	126,149
PSS World Medical, Inc. * (Healthcare-Products)	16,555	206,110
Quanta Services, Inc. * (Commercial Services)	17,501	154,009
Quantum Corp. * (Computers)	43,516	129,243
R & G Financial Corp. - Class B (Banks)	6,149	108,776
RailAmerica, Inc. * (Transportation)	8,514	101,317
RAIT Investment Trust (REIT)	4,730	141,664
Ralcorp Holdings, Inc. (Food)	6,149	253,031
Range Resources Corp. (Oil & Gas)	16,555	445,330
RARE Hospitality International, Inc. * (Retail)	8,041	245,009
RC2 Corp. * (Toys/Games/Hobbies)	3,311	124,395
Reader’s Digest Association, Inc. (Media)	16,555	273,157
RealNetworks, Inc. * (Internet)	26,961	133,996
Realty Income Corp. (REIT)	12,298	307,942
Red Robin Gourmet Burgers, Inc. * (Retail)	2,838	175,899
Regal-Beloit Corp. (Hand/Machine Tools)	6,149	179,305
Reliance Steel & Aluminum Co. (Iron/Steel)	4,257	157,807
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	35,475	108,908
RF Micro Devices, Inc. * (Telecommunications)	41,624	226,018
RLI Corp. (Insurance)	4,730	210,958
Rock-Tenn Co. (Forest Products & Paper)	7,095	89,752
Rogers Corp. * (Electronics)	3,784	153,441
RTI International Metals, Inc. * (Mining)	5,203	163,426
Ruddick Corp. (Food)	8,041	205,287
Russell Corp. (Apparel)	7,095	145,093
Ryan’s Restaurant Group, Inc. * (Retail)	10,406	145,788
Ryerson Tull, Inc. (Iron/Steel)	5,676	80,997
S & T Bancorp, Inc. (Banks)	5,676	204,904
S1 Corp. * (Internet)	17,028	80,202
Safeguard Scientifics, Inc. * (Software)	28,853	36,932
SafeNet, Inc. * (Telecommunications)	5,676	193,325
Saga Communications, Inc. * (Media)	3,784	52,976
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	8,514	150,357
Sandy Spring Bancorp, Inc. (Banks)	3,311	115,984
Sapient Corp. * (Internet)	18,920	150,036
Scansoft, Inc. * (Software)	19,393	73,306
ScanSource, Inc. * (Distribution/Wholesale)	2,838	121,864
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,838	88,347

See accompanying notes to the financial statements.

SCP Pool Corp. (Distribution/Wholesale)	12,771	448,133
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,784	243,310
Secure Computing Corp. * (Internet)	8,514	92,632
Select Comfort Corp. * (Retail)	8,041	172,319
Sensient Technologies Corp. (Chemicals)	10,406	214,468
Sequa Corp. - Class A * (Aerospace/Defense)	1,419	93,895
SERENA Software, Inc. * (Software)	6,149	118,676
Shaw Group, Inc. * (Engineering & Construction)	13,244	284,879
Shopko Stores, Inc. * (Retail)	7,095	172,479
Sierra Pacific Resources * (Electric)	25,542	317,998
Silgan Holdings, Inc. (Packaging & Containers)	2,838	159,609
Silicon Graphics, Inc. * (Computers)	63,382	45,001
Silicon Image, Inc. * (Semiconductors)	17,974	184,413
Silicon Storage Technology, Inc. * (Computers)	18,920	76,248
Simmons First National Corp. - Class A (Banks)	3,784	102,584
Simpson Manufacturing Co., Inc. (Building Materials)	8,514	260,102
Sinclair Broadcast Group, Inc. - Class A (Media)	10,879	98,781
Six Flags, Inc. * (Entertainment)	20,812	96,776
SkyWest, Inc. (Airlines)	14,190	257,975
Skyworks Solutions, Inc. * (Semiconductors)	31,691	233,563
Sonic Automotive, Inc. (Retail)	5,676	120,672
Sonic Solutions * (Electronics)	4,257	79,180
SonoSite, Inc. * (Healthcare-Products)	3,784	117,455
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	8,987	123,122
Southern Union Co. * (Gas)	8,514	209,019
Southwest Gas Corp. (Gas)	7,568	193,060
Southwestern Energy Co. * (Oil & Gas)	15,136	711,089
Spartech Corp. (Chemicals)	6,149	109,452
Speedway Motorsports, Inc. (Entertainment)	3,784	138,343
Spherion Corp. * (Commercial Services)	14,663	96,776
SRA International, Inc. - Class A * (Computers)	4,730	164,226
St. Mary Land & Exploration Co. (Oil & Gas)	12,298	356,396
Standard Microsystems Corp. * (Semiconductors)	4,257	99,529
Standex International Corp. (Miscellaneous Manufacturing)	2,838	80,628
StarTek, Inc. (Commercial Services)	2,838	46,600
State Auto Financial Corp. (Insurance)	3,311	102,773
STERIS Corp. (Healthcare-Products)	10,879	280,352
Sterling Bancorp (Banks)	3,784	80,788
Sterling Bancshares, Inc. (Banks)	10,879	169,277
Sterling Financial Corp. - Pennsylvania (Banks)	6,481	138,110
Sterling Financial Corp. - Spokane * (Savings & Loans)	5,676	212,282
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	7,095	160,773
Stewart Enterprises, Inc. - Class A (Commercial Services)	26,015	170,138
Strayer Education, Inc. (Commercial Services)	3,311	285,607
Suffolk Bancorp (Banks)	2,838	91,639
Superior Energy Services, Inc. * (Oil & Gas Services)	13,244	235,743
SureWest Communications (Telecommunications)	3,311	84,927
Susquehanna Bancshares, Inc. (Banks)	11,352	279,146
Swift Energy Co. * (Oil & Gas)	5,676	203,314
Sybron Dental Special, Inc. * (Healthcare-Products)	9,460	355,885
Sycamore Networks, Inc. * (Telecommunications)	42,097	145,235
Symmetricom, Inc. * (Telecommunications)	10,879	112,815
Take-Two Interactive Software, Inc. * (Software)	10,406	264,833
TALX Corp. (Computers)	4,730	136,744
Taubman Centers, Inc. (REIT)	10,406	354,740
Techne Corp. * (Healthcare-Products)	8,514	390,878
Technitrol, Inc. (Electronics)	8,987	126,986
Tecumseh Products Co. (Machinery-Diversified)	3,784	103,833
Tel Offshore Trust (Oil & Gas Services)	139	1,386
Teledyne Technologies, Inc. * (Aerospace/Defense)	8,041	261,976
TeleTech Holdings, Inc. * (Commercial Services)	8,987	73,244
Telik, Inc. * (Biotechnology)	9,460	153,820

See accompanying notes to the financial statements.

Tenneco Automotive, Inc. * (Auto Parts & Equipment)	9,933	165,285
Terex Corp. * (Machinery - Construction & Mining)	6,622	260,907
Tesoro Petroleum Corp. (Oil & Gas)	9,460	440,079
Tessera Technologies, Inc. * (Semiconductors)	5,676	189,635
TETRA Technologies, Inc. * (Oil & Gas Services)	5,203	165,716
Texas Industries, Inc. (Building Materials)	4,257	239,371
The Cato Corp. - Class A (Retail)	7,095	146,512
The Finish Line, Inc. - Class A (Retail)	9,460	178,983
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	34,056	507,434
The Medicines Co. * (Pharmaceuticals)	10,879	254,459
The Men’s Wearhouse, Inc. * (Retail)	4,257	146,569
The Phoenix Companies, Inc. (Insurance)	21,285	253,292
The Steak n Shake Co. * (Retail)	5,676	105,687
The Stride Rite Corp. (Apparel)	9,460	130,453
Thomas Industries, Inc. (Machinery-Diversified)	3,311	132,308
Thor Industries, Inc. (Home Builders)	4,730	148,664
THQ, Inc. * (Software)	7,095	207,671
Tierone Corp. (Savings & Loans)	4,730	128,325
Titan Corp. * (Aerospace/Defense)	19,393	440,997
Toro Co. (Housewares)	3,784	146,100
Town & Country Trust (REIT)	4,257	121,367
Trammell Crow Co. * (Real Estate)	8,041	194,914
Transaction Systems Architect, Inc. * (Software)	8,987	221,350
Transkaryotic Therapies, Inc. * (Biotechnology)	7,095	259,535
Transmeta Corp. * (Semiconductors)	35,948	21,928
Tredegar Corp. (Miscellaneous Manufacturing)	6,622	103,303
Triad Guaranty, Inc. * (Insurance)	2,365	119,172
Triarc Cos., Inc. (Retail)	8,514	126,518
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,257	136,352
TriQuint Semiconductor, Inc. * (Semiconductors)	33,110	110,256
Triumph Group, Inc. * (Aerospace/Defense)	3,784	131,532
TrustCo Bank Corp. NY (Banks)	17,974	234,740
Trustmark Corp. (Banks)	11,352	332,160
TTM Technologies, Inc. * (Electronics)	9,933	75,590
Tyler Technologies, Inc. * (Computers)	8,987	67,942
UbiquiTel, Inc. * (Telecommunications)	17,028	138,948
UICI (Insurance)	8,041	239,381
UIL Holdings Corp. (Electric)	2,365	127,261
UMB Financial Corp. (Banks)	3,784	215,802
Unit Corp. * (Oil & Gas)	5,203	228,984
United Auto Group, Inc. (Retail)	3,784	112,763
United Community Banks, Inc. (Banks)	7,095	184,612
United Community Financial Corp. (Savings & Loans)	6,622	72,445
United Fire & Casualty Co. (Insurance)	3,784	168,085
United Online, Inc. (Internet)	12,771	138,693
United Rentals, Inc. * (Commercial Services)	4,257	86,034
United Surgical Partners International, Inc. * (Healthcare-Services)	6,622	344,874
Universal American Financial Corp. * (Insurance)	6,622	149,790
Universal Corp. (Agriculture)	5,676	248,495
Universal Forest Products, Inc. (Building Materials)	3,784	156,847
Universal Health Realty Income Trust (REIT)	2,838	108,156
Universal Technical Institute, Inc. * (Commercial Services)	3,311	109,925
Univest Corp. of Pennsylvania (Banks)	2,838	85,026
Unizan Financial Corp. (Banks)	5,203	139,388
Unova, Inc. * (Machinery-Diversified)	11,825	314,900
URS Corp. * (Engineering & Construction)	4,257	158,999
Urstadt Biddle Properties - Class A (REIT)	5,203	90,116
USEC, Inc. (Mining)	18,447	270,063
Vail Resorts, Inc. * (Entertainment)	4,730	132,913
Valeant Pharmaceuticals International (Pharmaceuticals)	10,879	191,797
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,311	85,424
ValueClick, Inc. * (Internet)	19,393	239,116

See accompanying notes to the financial statements.

Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,676	210,012
Vertex Pharmaceuticals, Inc. * (Biotechnology)	18,920	318,613
Viasys Healthcare, Inc. * (Healthcare-Products)	7,568	170,961
Vicor Corp. (Electrical Components & Equipment)	4,730	64,328
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	11,352	316,720
Vignette Corp. * (Internet)	6,922	77,873
Vintage Petroleum, Inc. (Oil & Gas)	7,095	216,185
Vishay Intertechnology, Inc. * (Electronics)	3,339	39,634
Visteon Corp. (Auto Parts & Equipment)	21,758	131,201
Vitesse Semiconductor Corp. * (Semiconductors)	52,503	109,731
W-H Energy Services, Inc. * (Oil & Gas Services)	6,149	153,295
W.R. Grace & Co. * (Chemicals)	16,082	125,279
Wabtec Corp. (Machinery-Diversified)	8,514	182,881
Walter Industries, Inc. (Holding Companies - Diversified)	5,676	228,175
Washington REIT	9,460	295,152
Washington Trust Bancorp, Inc. (Banks)	3,311	91,615
Watsco, Inc. (Distribution/Wholesale)	5,203	221,648
Watson Wyatt & Co. Holdings (Commercial Services)	8,041	206,091
Watts Industries, Inc. - Class A (Electronics)	5,203	174,248
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,879	130,330
WCI Communities, Inc. * (Home Builders)	3,784	121,202
webMethods, Inc. * (Internet)	11,352	63,571
Weis Markets, Inc. (Food)	2,838	110,086
Werner Enterprises, Inc. (Transportation)	9,933	195,084
Wesbanco, Inc. (Banks)	4,257	127,795
WESCO International, Inc. * (Distribution/Wholesale)	4,257	133,585
West Coast Bancorp (Banks)	3,784	92,367
West Pharmaceutical Services, Inc. (Healthcare-Products)	7,568	212,282
Westamerica Bancorp (Banks)	5,676	299,750
Wild Oats Markets, Inc. * (Food)	7,568	86,654
Winn-Dixie Stores, Inc. * (Food)	19,866	21,654
Winnebago Industries, Inc. (Home Builders)	4,730	154,907
Wintrust Financial Corp. (Banks)	4,730	247,616
WMS Industries, Inc. * (Leisure Time)	4,730	159,638
Wolverine World Wide, Inc. (Apparel)	13,244	317,988
Woodward Governor Co. (Electronics)	2,365	198,731
World Fuel Services Corp. (Retail)	4,730	110,729
X-Rite, Inc. (Electronics)	5,203	59,887
Yankee Candle Co., Inc. (Household Products/Wares)	7,095	227,750
Zenith National Insurance Corp. (Insurance)	1,892	128,391
Zoll Medical Corp. * (Healthcare-Products)	2,365	60,189
Zoran Corp. * (Semiconductors)	10,406	138,296
Zymogenetics, Inc. * (Pharmaceuticals)	4,730	83,248

TOTAL COMMON STOCKS (Cost $111,803,361)		128,226,450

Repurchase Agreements (26.2%)

	Principal Amount
UBS**, 2.75%, 7/1/05, dated 6/30/05, with a maturity value of $43,009,285 (Collateralized by $44,039,000 various U.S. Government Agency Obligations, 2.87% - 3.49%, 9/7/05 - 5/5/08, market value $43,867,406)	$43,006,000	43,006,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,006,000)		43,006,000

TOTAL INVESTMENT SECURITIES (Cost $154,809,361) -104.2%		171,232,450
Net other assets (liabilities) - (4.2%)		(6,892,648)

See accompanying notes to the financial statements.

NET ASSETS - 100.0%	$164,339,802

*	Non-income producing security

**	All or a portion of the market value of this security is held as collateral for swap agreements.

(a)	Escrowed security

REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $109,239,350)	341	$1,976,266

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2005 (Underlying face amount at value $15,569,010)	243	$15,977

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 9/28/05 (Underlying notional amount at value $18,088,745)	28,279	$327,332
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $90,658,085)	141,729	1,275,827

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.3%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	1.0%
Chemicals	1.3%
Commercial Services	3.6%
Computers	2.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	0.6%
Electric	1.9%
Electrical Components & Equipment	0.2%
Electronics	1.7%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%
Forest Products & Paper	0.5%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.7%
Healthcare-Services	2.0%
Holding Companies-Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.7%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.6%
Media	0.9%
Metal Fabricate/Hardware	0.6%
Mining	0.7%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.1%
Oil & Gas	4.0%

See accompanying notes to the financial statements.

Oil & Gas Services	1.3%
Packaging & Containers	0.5%
Pharmaceuticals	2.4%
Real Estate	0.3%
Real Estate Investment Trust	5.4%
Retail	4.2%
Savings & Loans	1.5%
Semiconductors	2.1%
Software	2.3%
Telecommunications	2.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	22.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date August 30, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date August 30, 2005

*	Print the name and title of each signing officer under his or her signature.